UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04146

JOHN HANCOCK VARIABLE INSURANCE TRUST

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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497

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Date of fiscal year end: 12/31

Date of reporting period: 6/30/16

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared four semiannual reports to shareholders for the period ended June 30, 2016. The first report applies to 48 of the Registrant’s portfolios, the second report applies to 13 of the Registrant’s portfolios and the third report applies to 5 of the Registrant’s portfolios.

John Hancock

John Hancock

Variable Insurance Trust

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Semiannual Report

June 30, 2016

John Hancock Variable Insurance Trust

Semiannual report—table of contents

Sector weightings	3

Shareholder expense example	7

Summary portfolio of investments (See below for each Portfolio’s page #)	14

Statements of assets and liabilities	54

Statements of operations	66

Statements of changes in net assets	78

Financial highlights	86

Notes to financial statements	109

Evaluation of advisory and subadvisory agreements by the board of trustees	159

For more information	178

Portfolio	Summary portfolio of investments
500 Index Trust B	14
All Cap Core Trust	15
Alpha Opportunities Trust	15
American Asset Allocation Trust	17
American Global Growth Trust	17
American Growth Trust	17
American Growth-Income Trust	17
American International Trust	17
American New World Trust	17
Blue Chip Growth Trust	17
Capital Appreciation Trust	18
Capital Appreciation Value Trust	19
Core Strategy Trust	21
Emerging Markets Value Trust	21
Equity Income Trust	22
Financial Industries Trust	23
Franklin Templeton Founding Allocation Trust	24
Fundamental All Cap Core Trust	24
Fundamental Large Cap Value Trust	25
Global Trust	26
Health Sciences Trust	27
International Core Trust	28
International Equity Index Trust B	29
International Growth Stock Trust	31
International Small Company Trust	32
International Value Trust	33
Lifestyle Aggressive PS Series	34
Lifestyle Balanced PS Series	35
Lifestyle Conservative PS Series	35
Lifestyle Growth PS Series	35
Lifestyle Moderate PS Series	35
Mid Cap Index Trust	35
Mid Cap Stock Trust	36
Mid Value Trust	37
Mutual Shares Trust	38
Real Estate Securities Trust	40
Science & Technology Trust	41
Small Cap Growth Trust	42
Small Cap Index Trust	43
Small Cap Opportunities Trust	44
Small Cap Value Trust	45
Small Company Growth Trust	46
Small Company Value Trust	47
Strategic Equity Allocation Trust	48
Total Stock Market Index Trust	49
U.S. Equity Trust	49
Utilities Trust	50
Value Trust	52

2

John Hancock Variable Insurance Trust

Sector weightings

500 Index Trust B

Sector Composition*	% of Total
Information technology	19.3
Financials	15.3
Health care	14.6
Consumer discretionary	12.0
Consumer staples	10.3
Industrials	9.6
Energy	7.2
Utilities	3.5
Materials	2.8
Telecommunication services	2.8
Short-term investments and other	2.6

All Cap Core Trust

Sector Composition*	% of Total
Information technology	19.7
Financials	17.3
Health care	16.0
Industrials	12.0
Consumer discretionary	10.7
Consumer staples	9.0
Energy	6.8
Utilities	2.9
Materials	2.8
Telecommunication services	1.5
Short-term investments and other	1.3

Alpha Opportunities Trust

Sector Composition*	% of Total
Financials	17.7
Information technology	17.6
Health care	15.1
Industrials	13.9
Consumer discretionary	11.7
Consumer staples	7.0
Energy	6.3
Materials	3.8
Utilities	2.0
Telecommunication services	0.6
Short-term investments and other	4.3

American Asset Allocation Trust

Portfolio Composition***	% of Total
Common stocks	63.2
U.S. Government & Agency obligations	14.8
Corporate bonds	8.8
Collateralized mortgage obligations	5.0
Asset backed securities	0.4
Foreign government obligations	0.2
Short-term investments and other	7.6

American Global Growth Trust

Sector Composition***	% of Total
Information technology	25.4
Consumer discretionary	22.3
Health care	18.1
Financials	10.3
Consumer staples	6.7
Industrials	4.7
Energy	3.8
Telecommunication services	1.8
Materials	0.9
Utilities	0.3
Short-term investments and other	5.7

American Growth Trust

Sector Composition***	% of Total
Information technology	23.9
Consumer discretionary	22.1
Health care	14.7
Financials	9.5
Energy	9.2
Consumer staples	7.4
Industrials	5.9
Materials	1.2
Telecommunication services	1.1
Utilities	0.4
Short-term investments and other	4.6

American Growth-Income Trust

Sector Composition***	% of Total
Health care	16.6
Information technology	15.6
Consumer discretionary	13.6
Financials	10.7
Energy	8.9
Consumer staples	8.9
Industrials	8.4
Materials	5.6
Telecommunication services	2.9
Utilities	1.1
Short-term investments and other	7.7

American International Trust

Sector Composition***	% of Total
Financials	16.7
Information technology	13.2
Health care	12.0
Consumer discretionary	11.8
Industrials	9.6
Consumer staples	8.2
Materials	7.1
Utilities	6.0
Energy	4.3
Telecommunication services	3.8
Short-term investments and other	7.3

American New World Trust

Sector Composition***	% of Total
Consumer discretionary	16.6
Information technology	16.3
Financials	12.8
Health care	8.5
Consumer staples	7.0
Energy	6.8
Industrials	6.5
Materials	3.6
Telecommunication services	1.9
Utilities	1.4
Short-term investments and other	18.6

Blue Chip Growth Trust

Sector Composition*	% of Total
Information technology	29.5
Consumer discretionary	26.4
Health care	24.8
Financials	7.9
Industrials	6.6
Consumer staples	3.3
Materials	1.0
Short-term investments and other	0.5

Capital Appreciation Trust

Sector Composition*	% of Total
Information technology	39.0
Consumer discretionary	29.5
Health care	14.8
Consumer staples	5.6
Financials	3.3
Energy	2.2
Industrials	2.2
Materials	0.2
Short-term investments and other	3.2

Capital Appreciation Value Trust

Portfolio Composition*	% of Total
Common stocks	60.2
Corporate bonds	19.7
Term loans	3.6
Preferred securities	1.8
Asset backed securities	0.2
Short-term investments and other	14.5

Core Strategy Trust

Asset Allocation*	% of Total
Large blend	70.1
Intermediate bond	29.9

3

John Hancock Variable Insurance Trust

Sector weightings

Emerging Markets Value Trust

Sector Composition*	% of Total
Financials	32.5
Materials	14.1
Energy	13.8
Industrials	10.2
Information technology	9.8
Consumer discretionary	9.5
Consumer staples	3.9
Telecommunication services	2.7
Utilities	2.0
Health care	0.5
Short-term investments and other	1.0

Equity Income Trust

Sector Composition*	% of Total
Financials	21.7
Industrials	13.3
Energy	12.0
Information technology	10.3
Health care	9.4
Consumer discretionary	8.7
Utilities	8.3
Consumer staples	5.0
Materials	4.9
Telecommunication services	2.9
Short-term investments and other	3.5

Financial Industries Trust

Industry Composition*	% of Total
Banks	50.6
Capital markets	17.7
Insurance	12.6
Consumer finance	4.4
Real estate investment trusts	4.2
IT services	3.0
Thrifts and mortgage finance	2.1
Diversified financial services	1.5
Real estate management and development	0.3
Short-term investments and other	3.6

Franklin Templeton Founding Allocation Trust

Asset Allocation*	% of Total
International small cap	33.9
Conservative allocation	33.6
International	32.5

Fundamental All Cap Core Trust

Sector Composition*	% of Total
Financials	26.9
Consumer discretionary	24.1
Information technology	16.9
Industrials	8.7
Consumer staples	7.8
Health care	5.5
Energy	4.0
Materials	2.3
Short-term investments and other	3.8

Fundamental Large Cap Value Trust

Sector Composition*	% of Total
Financials	29.9
Information technology	13.6
Consumer discretionary	13.3
Energy	10.9
Consumer staples	9.7
Industrials	9.6
Health care	7.2
Materials	2.9
Short-term investments and other	2.9

Global Trust

Sector Composition*	% of Total
Financials	24.1
Health care	14.8
Information technology	14.4
Energy	14.3
Consumer discretionary	9.6
Industrials	8.1
Telecommunication services	6.3
Materials	4.6
Consumer staples	2.2
Short-term investments and other	1.6

Health Sciences Trust

Industry Composition*	% of Total
Health care providers and services	31.6
Biotechnology	27.0
Pharmaceuticals	16.7
Health care equipment and supplies	12.6
Life sciences tools and services	5.0
Food and staples retailing	2.4
Health care technology	0.8
Electronic equipment, instruments and components	0.6
Professional services	0.3
Specialty retail	0.2
Commercial services and supplies	0.1
Short-term investments and other	2.7

International Core Trust

Sector Composition*	% of Total
Financials	22.5
Consumer discretionary	15.5
Industrials	11.7
Telecommunication services	9.4
Consumer staples	8.8
Energy	8.7
Health care	7.2
Materials	5.2
Information technology	3.9
Utilities	3.9
Short-term investments and other	3.2

International Equity Index Trust B

Sector Composition*	% of Total
Financials	24.1
Consumer staples	11.4
Consumer discretionary	11.1
Industrials	11.1
Health care	9.1
Information technology	8.7
Materials	7.0
Energy	6.9
Telecommunication services	5.1
Utilities	3.5
Short-term investments and other	2.0

International Growth Stock Trust

Sector Composition*	% of Total
Consumer discretionary	22.8
Financials	18.3
Information technology	17.2
Health care	10.3
Consumer staples	9.2
Industrials	8.4
Energy	4.0
Materials	3.0
Short-term investments and other	6.8

International Small Company Trust

Sector Composition*	% of Total
Industrials	24.3
Consumer discretionary	16.7
Financials	14.3
Materials	12.4
Information technology	9.5
Consumer staples	7.1
Health care	6.7
Energy	3.9
Utilities	3.1
Telecommunication services	1.2
Short-term investments and other	0.8

4

John Hancock Variable Insurance Trust

Sector weightings

International Value Trust

Sector Composition*	% of Total
Financials	22.3
Energy	21.3
Health care	13.0
Information technology	12.1
Materials	9.5
Industrials	7.8
Consumer discretionary	7.4
Telecommunication services	5.1
Consumer staples	0.6
Short-term investments and other	0.9

Lifestyle Aggressive PS Series

Asset Allocation**	% of Total
Large blend	81.3
Exchange-traded funds	18.7

Lifestyle Balanced PS Series

Asset Allocation*	% of Total
Intermediate bond	50.1
Large blend	49.9

Lifestyle Conservative PS Series

Asset Allocation*	% of Total
Intermediate bond	80.1
Large blend	19.9

Lifestyle Growth PS Series

Asset Allocation**	% of Total
Large blend	70.5
Intermediate bond	29.5

Lifestyle Moderate PS Series

Asset Allocation*	% of Total
Intermediate bond	59.8
Large blend	40.2

Mid Cap Index Trust

Sector Composition*	% of Total
Financials	26.1
Information technology	16.2
Industrials	13.0
Consumer discretionary	11.4
Health care	8.8
Materials	6.9
Utilities	5.9
Consumer staples	4.5
Energy	3.5
Telecommunication services	0.2
Short-term investments and others	3.5

Mid Cap Stock Trust

Sector Composition*	% of Total
Information technology	29.9
Consumer discretionary	20.7
Health care	19.6
Industrials	9.9
Financials	7.1
Consumer staples	5.6
Energy	3.8
Materials	1.0
Short-term investments and other	2.4

Mid Value Trust

Sector Composition*	% of Total
Financials	28.4
Consumer discretionary	11.6
Energy	11.4
Materials	10.4
Industrials	8.7
Health care	8.4
Consumer staples	7.9
Utilities	4.0
Information technology	2.6
Telecommunication services	0.6
Short-term investments and other	6.0

Mutual Shares Trust

Portfolio Composition*	% of Total
Common stocks	86.7
Term loans	3.2
Corporate bonds	2.2
Municipal bonds	0.4
Short-term investments and other	7.5

Real Estate Securities Trust

Portfolio Composition*	% of Total
Retail REITs	25.0
Specialized REITs	17.8
Residential REITs	14.4
Office REITs	10.9
Health care REITs	10.9
Industrial REITs	8.0
Diversified REITs	7.5
Hotel and resort REITs	3.5
Short-term investments and other	2.0

Science & Technology Trust

Sector Composition*	% of Total
Information technology	65.9
Consumer discretionary	19.8
Health care	2.5
Telecommunication services	2.0
Financials	0.7
Industrials	0.3
Short-term investments and other	8.8

Small Cap Growth Trust

Sector Composition*	% of Total
Information technology	33.3
Health care	19.3
Industrials	13.9
Consumer discretionary	12.6
Financials	9.7
Materials	3.6
Energy	2.2
Consumer staples	1.4
Telecommunication services	0.8
Short-term investments and other	3.2

Small Cap Index Trust

Sector Composition*	% of Total
Financials	24.6
Information technology	16.5
Industrials	13.2
Health care	13.0
Consumer discretionary	12.9
Materials	4.3
Utilities	4.1
Consumer staples	3.0
Energy	2.9
Telecommunication services	0.9
Short-term investments and other	4.6

Small Cap Opportunities Trust

Sector Composition*	% of Total
Financials	23.8
Industrials	17.5
Information technology	15.7
Consumer discretionary	13.8
Health care	8.4
Energy	6.9
Materials	6.1
Consumer staples	3.4
Telecommunication services	1.4
Utilities	1.2
Short-term investments and other	1.8

Small Cap Value Trust

Sector Composition*	% of Total
Industrials	33.2
Financials	23.8
Information technology	9.0
Health care	7.3
Consumer discretionary	6.2
Energy	5.1
Materials	5.1
Consumer staples	3.6
Utilities	3.6
Short-term investments and other	3.1

5

John Hancock Variable Insurance Trust

Sector weightings

Small Company Growth Trust

Sector Composition*	% of Total
Information technology	25.9
Health care	20.6
Consumer discretionary	14.4
Industrials	13.6
Financials	9.8
Energy	4.2
Materials	2.9
Consumer staples	2.7
Telecommunication services	1.4
Short-term investments and other	4.5

Small Company Value Trust

Sector Composition*	% of Total
Financials	36.0
Industrials	14.6
Consumer discretionary	11.3
Information technology	9.3
Utilities	7.7
Health care	7.6
Materials	5.1
Consumer staples	3.8
Energy	3.5
Short-term investments and other	1.1

Strategic Equity Allocation Trust

Sector Composition*	% of Total
Financials	18.4
Information technology	14.5
Health care	13.2
Consumer discretionary	11.9
Industrials	11.0
Consumer staples	10.3
Energy	6.1
Materials	4.4
Utilities	3.8
Telecommunication services	3.2
Short-term investments and other	3.2

Total Stock Market Index Trust

Sector Composition*	% of Total
Information technology	18.6
Financials	17.0
Consumer discretionary	13.1
Health care	13.1
Consumer staples	10.1
Industrials	10.0
Energy	7.5
Utilities	3.4
Materials	3.1
Telecommunication services	2.6
Short-term investments and other	1.5

U.S. Equity Trust

Sector Composition*	% of Total
Information technology	20.0
Health care	15.5
Consumer discretionary	14.7
Financials	13.9
Industrials	12.3
Energy	6.3
Consumer staples	5.0
Telecommunication services	4.3
Materials	2.5
Utilities	1.8
Short-term investments and other	3.7

Utilities Trust

Sector Composition*	% of Total
Utilities	59.7
Energy	15.4
Telecommunication services	10.6
Consumer discretionary	6.2
Financials	2.1
Industrials	0.3
Short-term investments and other	5.7

Value Trust

Sector Composition*	% of Total
Financials	23.6
Industrials	16.3
Information technology	12.3
Consumer discretionary	11.4
Health care	8.5
Energy	7.6
Materials	7.6
Utilities	3.6
Consumer staples	3.0
Telecommunication services	2.7
Short-term investments and other	3.4

*	As a percentage of net assets.

**As a percentage of total investments.

***	The weightings represent the holdings of the American Funds Insurance Series. For further details, please visit the American Funds website at americanfunds.com/afis.

6

John Hancock Variable Insurance Trust

Shareholder expense example

As a shareholder of a portfolio of John Hancock Variable Insurance Trust, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. In the case of the American Portfolios, Core Strategy Trust, the Lifestyle Portfolio Stabilization (PS) Portfolios and Franklin Templeton Founding Allocation Trust, in addition to the operating expenses that the portfolios bear directly, the portfolios indirectly bear a pro rata share of the operating expenses of the underlying funds in that the portfolios invest. Because the underlying funds have varied operating expenses and transaction costs and the portfolios may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolios will vary. Had these indirect expenses been reflected in the following analysis, total expenses would be higher than amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2016 through June 30, 2016).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Expenses Paid During Period[1] 1/1/2016– 6/30/2016	Annualized Expense Ratio
500 Index Trust B
Series I — Actual	$1,000.00	$1,036.40	$1.52	0.30%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.51	0.30%
Series II — Actual	1,000.00	1,035.60	2.53	0.50%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.51	0.50%
Series NAV — Actual	1,000.00	1,036.80	1.27	0.25%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.26	0.25%
All Cap Core Trust
Series I — Actual	$1,000.00	$1,000.70	$4.23	0.85%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.27	0.85%
Series II — Actual	1,000.00	999.60	5.22	1.05%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.27	1.05%
Series NAV — Actual	1,000.00	1,000.70	3.98	0.80%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	4.02	0.80%
Alpha Opportunities Trust
Series I — Actual	$1,000.00	$1,000.90	$5.07	1.02%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.12	1.02%
Series NAV — Actual	1,000.00	1,000.90	4.83	0.97%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.87	0.97%

7

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Expenses Paid During Period[1] 1/1/2016– 6/30/2016	Annualized Expense Ratio
American Asset Allocation Trust
Series I — Actual	$1,000.00	$1,044.30	$3.05	0.60%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	3.02	0.60%[2]
Series II — Actual	1,000.00	1,042.90	3.81	0.75%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.77	0.75%[2]
Series III — Actual	1,000.00	1,046.50	1.27	0.25%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.25	0.25%[2]
American Global Growth Trust
Series I — Actual	$1,000.00	$964.20	$2.69	0.55%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.77	0.55%[2]
Series II — Actual	1,000.00	963.50	3.42	0.70%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.52	0.70%[2]
Series III — Actual	1,000.00	965.40	0.97	0.20%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.00	0.20%[2]
American Growth Trust
Series I — Actual	$1,000.00	$1,007.90	$3.10	0.62%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.12	0.62%[2]
Series II — Actual	1,000.00	1,007.10	3.39	0.68%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.42	0.68%[2]
Series III — Actual	1,000.00	1,009.10	1.34	0.27%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.35	0.27%[2]
American Growth-Income Trust
Series I — Actual	$1,000.00	$1,029.30	$3.08	0.61%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.07	0.61%[2]
Series II — Actual	1,000.00	1,028.90	3.48	0.69%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.47	0.69%[2]
Series III — Actual	1,000.00	1,031.30	1.31	0.26%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.30	0.26%[2]
American International Trust
Series I — Actual	$1,000.00	$986.20	$3.06	0.62%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.12	0.62%[2]
Series II — Actual	1,000.00	985.60	3.70	0.75%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.77	0.75%[2]
Series III — Actual	1,000.00	987.90	1.33	0.27%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.35	0.27%[2]
American New World Trust
Series I — Actual	$1,000.00	$1,020.80	$3.37	0.67%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.37	0.67%[2]
Series II — Actual	1,000.00	1,019.90	4.12	0.82%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.12	0.82%[2]
Series III — Actual	1,000.00	1,021.80	1.60	0.32%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.60	0.32%[2]
Blue Chip Growth Trust
Series I — Actual	$1,000.00	$941.80	$3.91	0.81%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.07	0.81%
Series II — Actual	1,000.00	940.80	4.87	1.01%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.07	1.01%
Series NAV — Actual	1,000.00	942.10	3.67	0.76%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.82	0.76%
Capital Appreciation Trust
Series I — Actual	$1,000.00	$932.70	$3.65	0.76%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.82	0.76%
Series II — Actual	1,000.00	931.90	4.61	0.96%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.82	0.96%
Series NAV — Actual	1,000.00	933.50	3.41	0.71%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.57	0.71%

8

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Expenses Paid During Period[1] 1/1/2016– 6/30/2016	Annualized Expense Ratio
Capital Appreciation Value Trust
Series I — Actual	$1,000.00	$1,051.40	$4.44	0.87%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.37	0.87%
Series II — Actual	1,000.00	1,049.80	5.45	1.07%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.37	1.07%
Series NAV — Actual	1,000.00	1,051.50	4.18	0.82%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.12	0.82%
Core Strategy Trust
Series I — Actual	$1,000.00	$1,025.60	$0.55	0.11%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%[2]
Series II — Actual	1,000.00	1,024.80	1.56	0.31%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%[2]
Series NAV — Actual	1,000.00	1,026.20	0.30	0.06%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.30	0.06%[2]
Emerging Markets Value Trust
Series I — Actual	$1,000.00	$1,102.30	$5.65	1.08%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	6.68	1.08%
Series II — Actual	1,000.00	1,099.30	5.38	1.28%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.20	5.42	1.28%
Series NAV — Actual	1,000.00	1,102.40	6.42	1.03%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.17	1.03%
Equity Income Trust
Series I — Actual	$1,000.00	$1,066.50	$4.01	0.78%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.92	0.78%
Series II — Actual	1,000.00	1,065.40	5.03	0.98%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.92	0.98%
Series NAV — Actual	1,000.00	1,066.70	3.75	0.73%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.67	0.73%
Financial Industries Trust
Series I — Actual	$1,000.00	$913.20	$4.14	0.87%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.37	0.87%
Series II — Actual	1,000.00	912.60	5.09	1.07%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.37	1.07%
Series NAV — Actual	1,000.00	913.00	3.90	0.82%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.12	0.82%
Franklin Templeton Founding Allocation Trust
Series I — Actual	$1,000.00	$1,026.00	$0.71	0.14%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.70	0.14%[2]
Series II — Actual	1,000.00	1,025.10	1.71	0.34%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.71	0.34%[2]
Series NAV — Actual	1,000.00	1,026.90	0.50	0.10%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.50	0.10%[2]
Fundamental All Cap Core Trust
Series I — Actual	$1,000.00	$955.20	$3.65	0.75%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.77	0.75%
Series II — Actual	1,000.00	954.10	4.62	0.95%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.77	0.95%
Series NAV — Actual	1,000.00	955.40	3.40	0.70%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.52	0.70%
Fundamental Large Cap Value Trust
Series I — Actual	$1,000.00	$956.90	$3.41	0.70%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.52	0.70%
Series II — Actual	1,000.00	955.40	4.38	0.90%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.52	0.90%
Series NAV — Actual	1,000.00	956.90	3.16	0.65%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.27	0.65%

9

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Expenses Paid During Period[1] 1/1/2016– 6/30/2016	Annualized Expense Ratio
Global Trust
Series I — Actual	$1,000.00	$976.60	$4.28	0.87%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.37	0.87%
Series II — Actual	1,000.00	976.00	5.26	1.07%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.37	1.07%
Series NAV — Actual	1,000.00	976.60	4.03	0.82%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.12	0.82%
Health Sciences Trust
Series I — Actual	$1,000.00	$915.40	$4.95	1.04%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.22	1.04%
Series II — Actual	1,000.00	914.30	5.90	1.24%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.70	6.22	1.24%
Series NAV — Actual	1,000.00	915.50	4.71	0.99%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.97	0.99%
International Core Trust
Series I — Actual	$1,000.00	$971.00	$4.75	0.97%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.87	0.97%
Series II — Actual	1,000.00	970.20	5.73	1.17%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.00	5.87	1.17%
Series NAV — Actual	1,000.00	970.90	4.51	0.92%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.62	0.92%
International Equity Index Trust B
Series I — Actual	$1,000.00	$1,000.70	$1.74	0.35%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.76	0.35%
Series II — Actual	1,000.00	1,000.00	2.73	0.55%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.77	0.55%
Series NAV — Actual	1,000.00	1,000.70	1.49	0.30%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.51	0.30%
International Growth Stock Trust
Series I — Actual	$1,000.00	$988.10	$4.45	0.90%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.52	0.90%
Series II — Actual	1,000.00	988.10	5.44	1.10%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.52	1.10%
Series NAV — Actual	1,000.00	988.70	4.20	0.85%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.27	0.85%
International Small Company Trust
Series I — Actual	$1,000.00	$987.60	$4.40	0.89%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.47	0.89%
Series II — Actual	1,000.00	986.80	5.48	1.11%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.57	1.11%
Series NAV — Actual	1,000.00	987.60	4.15	0.84%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.22	0.84%
International Value Trust
Series I — Actual	$1,000.00	$1,009.70	$3.65	0.73%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.67	0.73%
Series II — Actual	1,000.00	1,007.90	4.64	0.93%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.67	0.93%
Series NAV — Actual	1,000.00	1,009.80	3.40	0.68%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.42	0.68%
Lifestyle Aggressive PS Series
Series I — Actual	$1,000.00	$1,019.50	$1.10	0.22%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.11	0.22%[2]
Series II — Actual	1,000.00	1,018.70	2.11	0.42%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.11	0.42%[2]
Series NAV — Actual	1,000.00	1,020.30	0.85	0.17%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.86	0.17%[2]

10

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Expenses Paid During Period[1] 1/1/2016– 6/30/2016	Annualized Expense Ratio
Lifestyle Balanced PS Series
Series I — Actual	$1,000.00	$1,033.80	$0.56	0.11%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%[2]
Series II — Actual	1,000.00	1,033.10	1.57	0.31%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%[2]
Series NAV — Actual	1,000.00	1,033.90	0.30	0.06%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.30	0.06%[2]
Lifestyle Conservative PS Series
Series I — Actual	$1,000.00	$1,045.10	$0.66	0.13%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.65	0.13%[2]
Series II — Actual	1,000.00	1,043.50	1.68	0.33%[2]	%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.66	0.33%[2]
Series NAV — Actual	1,000.00	1,044.40	0.41	0.08%[2]	%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.40	0.08%[2]
Lifestyle Growth PS Series
Series I — Actual	$1,000.00	$1,026.70	$0.55	0.11%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%[2]
Series II — Actual	1,000.00	1,026.00	1.56	0.31%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%[2]
Series NAV — Actual	1,000.00	1,026.70	0.30	0.06%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.30	0.06%[2]
Lifestyle Moderate PS Series
Series I — Actual	$1,000.00	$1,037.40	$0.61	0.12%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.60	0.12%[2]
Series II — Actual	1,000.00	1,036.60	1.62	0.32%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.61	0.32%[2]
Series NAV — Actual	1,000.00	1,038.20	0.35	0.07%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.35	0.07%[2]
Mid Cap Index Trust
Series I — Actual	$1,000.00	$1,076.30	$2.32	0.45%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.26	0.45%
Series II — Actual	1,000.00	1,075.60	3.35	0.65%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.27	0.65%
Series NAV — Actual	1,000.00	1,076.30	2.06	0.40%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	2.01	0.40%
Mid Cap Stock Trust
Series I — Actual	$1,000.00	$974.30	$4.37	0.89%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.47	0.89%
Series II — Actual	1,000.00	973.10	5.35	1.09%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.47	1.09%
Series NAV — Actual	1,000.00	973.90	4.12	0.84%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.22	0.84%
Mid Value Trust
Series I — Actual	$1,000.00	$1,109.10	$5.03	0.96%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.82	0.96%
Series II — Actual	1,000.00	1,108.10	6.08	1.16%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.82	1.16%
Series NAV — Actual	1,000.00	1,109.70	4.77	0.91%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.57	0.91%
Mutual Shares Trust
Series I — Actual	$1,000.00	$1,044.20	$5.29	1.04%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.22	1.04%
Series NAV — Actual	1,000.00	1,044.20	5.03	0.99%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.97	0.99%

11

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Expenses Paid During Period[1] 1/1/2016– 6/30/2016	Annualized Expense Ratio
Real Estate Securities Trust
Series I — Actual	$1,000.00	$1,130.60	$3.87	0.73%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.67	0.73%
Series II — Actual	1,000.00	1,129.30	4.92	0.93%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.67	0.93%
Series NAV — Actual	1,000.00	1,130.20	3.60	0.68%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.42	0.68%
Science & Technology Trust
Series I — Actual	$1,000.00	$1,002.50	$5.28	1.06%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.32	1.06%
Series II — Actual	1,000.00	1,001.30	6.27	1.26%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.60	6.32	1.26%
Series NAV — Actual	1,000.00	1,002.50	5.03	1.01%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.07	1.01%
Small Cap Growth Trust
Series I — Actual	$1,000.00	$937.30	$5.20	1.08%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.42	1.08%
Series II — Actual	1,000.00	935.90	6.16	1.28%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.42	1.28%
Series NAV — Actual	1,000.00	936.70	4.96	1.03%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.17	1.03%
Small Cap Index Trust
Series I — Actual	$1,000.00	$1,020.30	$2.61	0.52%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.61	0.52%
Series II — Actual	1,000.00	1,019.70	3.62	0.72%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.62	0.72%
Series NAV — Actual	1,000.00	1,021.10	2.36	0.47%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%
Small Cap Opportunities Trust
Series I — Actual	$1,000.00	$1,022.30	$4.98	0.99%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.97	0.99%
Series II — Actual	1,000.00	1,021.50	5.98	1.19%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.97	1.19%
Series NAV — Actual	1,000.00	1,022.70	4.73	0.94%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.72	0.94%
Small Cap Value Trust
Series I — Actual	$1,000.00	$1,043.80	$5.59	1.10%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.52	1.10%
Series II — Actual	1,000.00	1,043.00	6.60	1.30%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.40	6.52	1.30%
Series NAV — Actual	1,000.00	1,044.00	5.34	1.05%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.27	1.05%
Small Company Growth Trust
Series NAV — Actual	$1,000.00	$1,016.60	$5.31	1.06%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.32	1.06%
Small Company Value Trust
Series I — Actual	$1,000.00	$1,091.50	$5.51	1.06%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.32	1.06%
Series II — Actual	1,000.00	1,090.10	6.55	1.26%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.60	6.32	1.26%
Series NAV — Actual	1,000.00	1,091.10	5.25	1.01%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.07	1.01%
Strategic Equity Allocation Trust
Series NAV — Actual	$1,000.00	$1,014.90	$2.66	0.53%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.66	0.53%

12

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Expenses Paid During Period[1] 1/1/2016– 6/30/2016	Annualized Expense Ratio
Total Stock Market Index Trust
Series I — Actual	$1,000.00	$1,033.50	$2.88	0.57%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.87	0.57%
Series II — Actual	1,000.00	1,032.50	3.89	0.77%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.87	0.77%
Series NAV — Actual	1,000.00	1,033.50	2.63	0.52%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.61	0.52%
U.S. Equity Trust
Series I — Actual	$1,000.00	$1,031.40	$4.29	0.85%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.27	0.85%
Series II — Actual	1,000.00	1,030.40	5.30	1.05%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.27	1.05%
Series NAV — Actual	1,000.00	1,031.90	4.04	0.80%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	4.02	0.80%
Utilities Trust
Series I — Actual	$1,000.00	$1,151.90	$4.71	0.88%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.42	0.88%
Series II — Actual	1,000.00	1,150.90	5.78	1.08%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.42	1.08%
Series NAV — Actual	1,000.00	1,152.10	4.44	0.83%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.17	0.83%
Value Trust
Series I — Actual	$1,000.00	$1,022.80	$3.87	0.77%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.87	0.77%
Series II — Actual	1,000.00	1,022.40	4.88	0.97%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.87	0.97%
Series NAV — Actual	1,000.00	1,023.30	3.62	0.72%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.62	0.72%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 366 (to reflect the one-half year period).

[2]	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios for the period ended 6-30-16 was as follows:

Portfolio	Range	Portfolio	Range
American Funds	0.29% – 0.79%	Lifestyle Balanced PS Series	0.53% – 0.59%
Core Strategy Trust	0.53% – 0.59%	Lifestyle Conservative PS Series	0.53% – 0.59%
Franklin Templeton Founding Allocation Trust	0.81% – 0.99%	Lifestyle Growth PS Series	0.53% – 0.59%
Lifestyle Aggressive PS Series	0.08% – 0.59%	Lifestyle Moderate PS Series	0.53% – 0.59%

13

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

500 Index Trust B

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.4%
Consumer discretionary - 12.0%
Amazon.com, Inc. (I)	77,861	$55,718,889	1.5%
Comcast Corp., Class A	486,562	31,718,977	0.8%
McDonald’s Corp.	176,670	21,260,468	0.6%
Starbucks Corp.	294,802	16,839,090	0.5%
The Home Depot, Inc.	250,347	31,966,808	0.9%
The Walt Disney Company	300,374	29,382,585	0.8%
OTHER SECURITIES		262,598,710	6.9%
		449,485,527
Consumer staples - 10.3%
Altria Group, Inc.	393,726	27,151,345	0.7%
CVS Health Corp.	216,129	20,692,190	0.5%
PepsiCo, Inc.	290,679	30,794,533	0.8%
Philip Morris International, Inc.	312,169	31,753,831	0.8%
The Coca-Cola Company	783,550	35,518,322	0.9%
The Procter & Gamble Company	535,670	45,355,179	1.2%
Wal-Mart Stores, Inc.	307,315	22,440,141	0.6%
OTHER SECURITIES		173,010,704	4.8%
		386,716,245
Energy - 7.2%
Chevron Corp.	379,282	39,760,132	1.1%
Exxon Mobil Corp.	834,470	78,223,218	2.1%
Schlumberger, Ltd.	279,590	22,109,977	0.6%
OTHER SECURITIES		130,601,396	3.4%
		270,694,723
Financials - 15.3%
Bank of America Corp.	2,067,023	27,429,395	0.7%
Berkshire
Hathaway, Inc., Class B (I)	377,090	54,598,861	1.4%
Citigroup, Inc.	590,565	25,034,050	0.7%
JPMorgan Chase & Co.	735,875	45,727,273	1.2%
State Street Corp.	79,676	4,296,130	0.1%
Wells Fargo & Company	929,756	44,005,351	1.2%
OTHER SECURITIES		375,436,392	10.0%
		576,527,452
Health care - 14.6%
AbbVie, Inc.	325,467	20,149,662	0.5%
Allergan PLC (I)	79,597	18,394,071	0.5%
Amgen, Inc.	151,176	23,001,428	0.6%
Bristol-Myers Squibb Company	335,930	24,707,652	0.7%
Gilead Sciences, Inc.	268,009	22,357,311	0.6%
Johnson & Johnson	553,537	67,144,038	1.8%
Medtronic PLC	282,961	24,552,526	0.7%
Merck & Company, Inc.	557,018	32,089,807	0.9%
Pfizer, Inc.	1,220,460	42,972,397	1.1%
UnitedHealth Group, Inc.	191,343	27,017,632	0.7%
OTHER SECURITIES		247,225,749	6.5%
		549,612,273
Industrials - 9.6%
3M Company	122,060	21,375,147	0.6%
General Electric Company	1,850,500	58,253,740	1.6%
Honeywell International, Inc.	153,359	17,838,719	0.5%
The Boeing Company	120,495	15,648,686	0.4%

500 Index Trust B (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Industrials (continued)
United Technologies Corp.	156,610	$16,060,356	0.4%
OTHER SECURITIES		231,564,580	6.1%
		360,741,228
Information technology - 19.3%
Alphabet, Inc., Class A (I)	59,101	41,579,327	1.1%
Alphabet, Inc., Class C (I)	59,437	41,136,348	1.1%
Apple, Inc.	1,102,260	105,376,056	2.8%
Cisco Systems, Inc.	1,012,106	29,037,321	0.8%
Facebook, Inc., Class A (I)	465,243	53,167,970	1.4%
IBM Corp.	177,723	26,974,797	0.7%
Intel Corp.	950,134	31,164,395	0.8%
MasterCard, Inc., Class A	195,349	17,202,433	0.5%
Microsoft Corp.	1,581,840	80,942,753	2.1%
Oracle Corp.	626,316	25,635,114	0.7%
QUALCOMM, Inc.	295,551	15,832,667	0.4%
Visa, Inc., Class A	383,313	28,430,325	0.7%
OTHER SECURITIES		227,470,398	6.2%
		723,949,904
Materials - 2.8%		105,189,195	2.8%
Telecommunication services - 2.8%
AT&T, Inc.	1,238,846	53,530,536	1.4%
Verizon Communications, Inc.	820,314	45,806,334	1.2%
OTHER SECURITIES		7,357,324	0.2%
		106,694,194
Utilities - 3.5%		131,651,103	3.5%
TOTAL COMMON STOCKS (Cost $2,169,901,649)		$3,661,261,844

SECURITIES LENDING COLLATERAL - 0.6%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	2,415,050	24,167,408	0.6%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $24,167,954)		$24,167,408

SHORT-TERM INVESTMENTS - 2.8%
Repurchase agreement - 2.8%
Repurchase Agreement with State Street Corp. dated 06/30/2016 at 0.030% to be repurchased at $105,700,088 on 07/01/2016, collateralized by $90,700,000 U.S. Treasury Inflation Indexed Bonds, 1.375% due 02/15/2044 (valued at $107,819,625, including interest)	$105,700,000	$105,700,000	2.8%
TOTAL SHORT-TERM
INVESTMENTS (Cost $105,700,000)		$105,700,000
Total Investments (500 Index Trust B) (Cost $2,299,769,603) - 100.8%		$3,791,129,252	100.8%
Other assets and liabilities, net - (0.8%)		(30,394,704)	(0.8)%
TOTAL NET ASSETS - 100.0%		$3,760,734,548	100.0%

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

All Cap Core Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 98.7%
Consumer discretionary - 10.7%
Aaron’s, Inc.	123,900	$2,712,171	0.9%
The Walt Disney Company	22,600	2,210,732	0.8%
Visteon Corp.	37,000	2,434,970	0.8%
OTHER SECURITIES		23,924,224	8.2%
		31,282,097
Consumer staples - 9.0%
Altria Group, Inc.	60,700	4,185,872	1.4%
Campbell Soup Company	43,600	2,900,708	1.0%
Dean Foods Company	195,300	3,532,977	1.2%
Pilgrim’s Pride Corp.	95,800	2,440,984	0.8%
Sysco Corp.	72,700	3,688,798	1.3%
Tyson Foods, Inc., Class A	59,700	3,987,363	1.4%
OTHER SECURITIES		5,511,275	1.9%
		26,247,977
Energy - 6.8%
Atwood Oceanics, Inc. (L)	252,189	3,157,406	1.1%
Diamond Offshore Drilling, Inc. (L)	151,000	3,673,830	1.2%
Exxon Mobil Corp.	30,600	2,868,444	1.0%
Tesoro Corp.	46,700	3,498,764	1.2%
Valero Energy Corp.	49,300	2,514,300	0.9%
OTHER SECURITIES		4,217,761	1.4%
		19,930,505
Financials - 17.3%
Annaly Capital Management, Inc.	334,800	3,706,236	1.3%
BlackRock, Inc.	8,280	2,836,148	1.0%
Cincinnati Financial Corp.	30,700	2,299,123	0.8%
Citigroup, Inc.	124,300	5,269,077	1.8%
Equity Residential	40,900	2,817,192	1.0%
Markel Corp. (I)	4,037	3,846,373	1.3%
Popular, Inc.	117,700	3,448,610	1.2%
SunTrust Banks, Inc.	91,000	3,738,280	1.3%
OTHER SECURITIES		22,601,285	7.6%
		50,562,324
Health care - 16.0%
Aetna, Inc.	34,000	4,152,420	1.4%
Amgen, Inc.	33,300	5,066,595	1.7%
Baxter International, Inc.	84,700	3,830,134	1.3%
Centene Corp. (I)	48,685	3,474,648	1.2%
Cigna Corp.	23,400	2,994,966	1.0%
Gilead Sciences, Inc.	59,800	4,988,516	1.7%
Johnson & Johnson	66,700	8,090,710	2.8%
Merck & Company, Inc.	98,900	5,697,629	1.9%
OTHER SECURITIES		8,583,515	3.0%
		46,879,133
Industrials - 12.0%
American Airlines Group, Inc.	95,200	2,695,112	0.9%
ManpowerGroup, Inc.	35,000	2,251,900	0.8%
The Boeing Company	24,400	3,168,828	1.1%
The Greenbrier Companies, Inc. (L)	107,600	3,134,388	1.1%
United Continental Holdings, Inc. (I)	89,900	3,689,496	1.3%
Wabash National Corp. (I)	198,900	2,526,030	0.9%
OTHER SECURITIES		17,777,707	5.9%
		35,243,461
Information technology - 19.7%
Accenture PLC, Class A	22,000	2,492,380	0.9%
Alphabet, Inc., Class A (I)	1,415	995,495	0.3%
Alphabet, Inc., Class C (I)	1,698	1,175,186	0.4%
Apple, Inc.	66,582	6,365,239	2.2%
HP, Inc.	291,400	3,657,070	1.3%

All Cap Core Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Information technology (continued)
IBM Corp.	35,500	$5,388,190	1.8%
MasterCard, Inc., Class A	30,200	2,659,412	0.9%
Microsoft Corp.	127,507	6,524,533	2.2%
NeuStar, Inc., Class A (I)(L)	111,600	2,623,716	0.9%
NVIDIA Corp.	82,200	3,864,222	1.3%
Symantec Corp.	188,900	3,880,006	1.3%
OTHER SECURITIES		18,253,680	6.2%
		57,879,129
Materials - 2.8%
LyondellBasell
Industries NV, Class A	35,500	2,641,910	0.9%
Trinseo SA (L)	72,200	3,099,546	1.1%
OTHER SECURITIES		2,469,544	0.8%
		8,211,000
Telecommunication services - 1.5%		4,522,834	1.5%
Utilities - 2.9%
Exelon Corp.	69,500	2,527,020	0.9%
OTHER SECURITIES		6,017,070	2.0%
		8,544,090
TOTAL COMMON STOCKS (Cost $280,939,691)		$289,302,550

SECURITIES LENDING COLLATERAL - 7.5%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	2,202,704	22,042,459	7.5%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $22,042,973)		$22,042,459

SHORT-TERM INVESTMENTS - 1.2%
Money market funds - 1.2%
State Street Institutional Liquid
Reserves Fund, Premier
Class, 0.4706% (Y)	3,441,000	$3,441,000	1.2%
TOTAL SHORT-TERM
INVESTMENTS (Cost $3,441,000)		$3,441,000
Total Investments (All Cap Core Trust)
(Cost $306,423,664) - 107.4%		$314,786,009	107.4%
Other assets and liabilities, net - (7.4%)		(21,610,057)	(7.4)%
TOTAL NET ASSETS - 100.0%		$293,175,952	100.0%

Alpha Opportunities Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 92.9%
Consumer discretionary - 11.6%
Advance Auto Parts, Inc.	34,680	$5,605,328	0.9%
Amazon.com, Inc. (I)	10,398	7,441,017	1.2%
NIKE, Inc., Class B	97,116	5,360,803	0.9%
NVR, Inc. (I)	3,168	5,640,117	0.9%
Panera Bread Company, Class A (I)	20,043	4,247,913	0.7%
The Priceline Group, Inc. (I)	3,142	3,922,504	0.6%
OTHER SECURITIES		40,571,576	6.4%
		72,789,258
Consumer staples - 7.0%
British American Tobacco PLC	71,312	4,623,086	0.7%

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Consumer staples (continued)
Colgate-Palmolive Company	63,708	$4,663,426	0.7%
Costco Wholesale Corp.	62,430	9,804,007	1.6%
Monster Beverage Corp. (I)	32,149	5,166,666	0.8%
OTHER SECURITIES		19,909,963	3.2%
		44,167,148
Energy - 6.3%
Pioneer Natural Resources Company	43,977	6,649,762	1.1%
Suncor Energy, Inc.	160,880	4,461,202	0.7%
OTHER SECURITIES		28,660,894	4.5%
		39,771,858
Financials - 16.9%
American International Group, Inc.	77,232	4,084,800	0.7%
American Tower Corp.	43,923	4,990,092	0.8%
Bank of America Corp.	372,174	4,938,749	0.8%
BlackRock, Inc.	18,152	6,217,605	1.0%
Chubb, Ltd.	68,069	8,897,299	1.4%
Citigroup, Inc.	97,606	4,137,518	0.7%
JPMorgan Chase & Co.	64,513	4,008,838	0.6%
M&T Bank Corp.	41,537	4,910,920	0.8%
Markel Corp. (I)	6,021	5,736,688	0.9%
Marsh &
McLennan Companies, Inc.	64,520	4,417,039	0.7%
MetLife, Inc.	101,709	4,051,069	0.7%
The PNC Financial
Services Group, Inc.	99,968	8,136,396	1.3%
OTHER SECURITIES		41,358,838	6.5%
		105,885,851
Health care - 15.1%
Allergan PLC (I)	43,778	10,116,658	1.6%
Bristol-Myers Squibb Company	229,524	16,881,490	2.7%
DexCom, Inc. (I)	49,247	3,906,765	0.6%
Johnson & Johnson	67,678	8,209,341	1.3%
Medtronic PLC	57,742	5,010,273	0.8%
Merck & Company, Inc.	142,933	8,234,370	1.3%
TherapeuticsMD, Inc. (I)	543,103	4,616,376	0.7%
OTHER SECURITIES		37,738,808	6.1%
		94,714,081
Industrials - 13.8%
Canadian National
Railway Company	83,238	4,915,227	0.8%
Clean Harbors, Inc. (I)	88,614	4,617,676	0.7%
Hertz Global Holdings, Inc. (I)	373,741	4,137,313	0.7%
Honeywell International, Inc.	56,923	6,621,283	1.1%
Lennox International, Inc.	27,500	3,921,500	0.6%
The Middleby Corp. (I)	40,036	4,614,149	0.7%
Union Pacific Corp.	78,004	6,805,849	1.1%
United Parcel Service, Inc., Class B	46,540	5,013,289	0.8%
OTHER SECURITIES		45,907,617	7.3%
		86,553,903
Information technology - 15.8%
Alibaba Group
Holding, Ltd., ADR (I)	50,198	3,992,247	0.6%
Alphabet, Inc., Class A (I)	398	280,005	0.1%
Alphabet, Inc., Class C (I)	9,105	6,301,571	1.0%
CoStar Group, Inc. (I)	22,967	5,021,964	0.8%
Facebook, Inc., Class A (I)	51,183	5,849,193	0.9%
Micron Technology, Inc. (I)	329,212	4,529,957	0.7%
Microsoft Corp.	181,711	9,298,152	1.5%
Workday, Inc., Class A (I)	68,910	5,145,510	0.8%

Alpha Opportunities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Information technology (continued)
OTHER SECURITIES		$58,515,400	9.4%
		98,933,999
Materials - 3.8%		23,858,389	3.8%
Telecommunication services - 0.6%		3,548,281	0.6%
Utilities - 2.0%
Dominion Resources, Inc.	59,814	4,661,305	0.8%
NextEra Energy, Inc.	31,333	4,085,823	0.7%
OTHER SECURITIES		3,620,079	0.5%
		12,367,207
TOTAL COMMON STOCKS (Cost $541,433,983)		$582,589,975

PREFERRED SECURITIES - 2.3%
Consumer discretionary - 0.1%		485,490	0.1%
Financials - 0.3%		1,863,976	0.3%
Industrials - 0.1%		529,094	0.1%
Information technology - 1.8%
Uber Technologies, Inc. (I)(R)	142,224	6,936,577	1.1%
OTHER SECURITIES		4,278,376	0.7%
		11,214,953
TOTAL PREFERRED SECURITIES (Cost $8,602,474)		$14,093,513

CORPORATE BONDS - 0.0%
Information technology - 0.0%		$48,473	0.0%
TOTAL CORPORATE BONDS (Cost $48,473)		$48,473
Exchange-traded funds 0.5%		3,320,212	0.5%
TOTAL EXCHANGE-TRADED
FUNDS (Cost $3,302,592)		$3,320,212

SECURITIES LENDING COLLATERAL - 3.9%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	2,443,746	24,454,566	3.9%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $24,455,071)		$24,454,566

SHORT-TERM INVESTMENTS - 4.6%
Repurchase agreement - 4.6%
Deutsche Bank Tri-Party Repurchase Agreement dated 06/30/2016 at 0.410% to be repurchased at $28,700,327 on 07/01/2016, collateralized by $28,197,000 U.S. Treasury Notes, 1.750% due 01/31/2023 (valued at $29,274,058, including interest)	$28,700,000	$28,700,000	4.6%
TOTAL SHORT-TERM
INVESTMENTS (Cost $28,700,000)		$28,700,000
Total Investments (Alpha Opportunities Trust)
(Cost $606,542,593) - 104.2%		$653,206,739	104.2%
Other assets and liabilities, net - (4.2%)		(26,103,957)	(4.2)%
TOTAL NET ASSETS - 100.0%		$627,102,782	100.0%

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

American Asset Allocation Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation
Fund - Class 1	71,892,906	$1,510,469,961	100.0%
TOTAL INVESTMENT
COMPANIES (Cost $1,062,975,169)		$1,510,469,961
Total Investments (American Asset Allocation Trust)
(Cost $1,062,975,169) - 100.0%		$1,510,469,961	100.0%
Other assets and liabilities, net - 0.0%		124,863	0.0%
TOTAL NET ASSETS - 100.0%		$1,510,594,824	100.0%

American Global Growth Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
INVESTMENT COMPANIES - 99.9%
American Funds Insurance Series - 99.9%
American Global Growth
Fund - Class 1	9,277,623	$215,704,733	99.9%
TOTAL INVESTMENT
COMPANIES (Cost $230,290,653)		$215,704,733
Total Investments (American Global Growth Trust)
(Cost $230,290,653) - 99.9%		$215,704,733	99.9%
Other assets and liabilities, net - 0.1%		180,362	0.1%
TOTAL NET ASSETS - 100.0%		$215,885,095	100.0%

American Growth Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	13,861,854	$865,534,139	100.0%
TOTAL INVESTMENT
COMPANIES (Cost $746,084,188)		$865,534,139
Total Investments (American Growth Trust)
(Cost $746,084,188) - 100.0%		$865,534,139	100.0%
Other assets and liabilities, net - 0.0%		(38,012)	0.0%
TOTAL NET ASSETS - 100.0%		$865,496,127	100.0%

American Growth-Income Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income
Fund - Class 1	25,336,975	$1,053,004,668	100.0%
TOTAL INVESTMENT
COMPANIES (Cost $959,939,323)		$1,053,004,668
Total Investments (American Growth-Income Trust)
(Cost $959,939,323) - 100.0%		$1,053,004,668	100.0%
Other assets and liabilities, net - 0.0%		9,015	0.0%
TOTAL NET ASSETS - 100.0%		$1,053,013,683	100.0%

American International Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International
Fund - Class 1	30,800,050	$501,116,815	100.0%
TOTAL INVESTMENT
COMPANIES (Cost $502,010,958)		$501,116,815
Total Investments (American International Trust)
(Cost $502,010,958) - 100.0%		$501,116,815	100.0%
Other assets and liabilities, net - 0.0%		(27,151)	0.0%
TOTAL NET ASSETS - 100.0%		$501,089,664	100.0%

American New World Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American New World Fund - Class 1	3,858,531	$74,469,648	100.0%
TOTAL INVESTMENT
COMPANIES (Cost $84,310,336)		$74,469,648
Total Investments (American New World Trust)
(Cost $84,310,336) - 100.0%		$74,469,648	100.0%
Other assets and liabilities, net - 0.0%		(18,271)	0.0%
TOTAL NET ASSETS - 100.0%		$74,451,377	100.0%

Blue Chip Growth Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 99.5%
Consumer discretionary - 26.4%
Amazon.com, Inc. (I)	179,789	$128,660,604	8.4%
AutoZone, Inc. (I)	12,800	10,161,152	0.7%
Hilton Worldwide Holdings, Inc.	536,622	12,090,094	0.8%
Lowe’s Companies, Inc.	306,700	24,281,439	1.6%
Netflix, Inc. (I)	183,000	16,740,840	1.1%

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Consumer discretionary (continued)
O’Reilly Automotive, Inc. (I)	67,900	$18,407,690	1.2%
Ross Stores, Inc.	156,000	8,843,640	0.6%
Starbucks Corp.	196,400	11,218,368	0.7%
Tesla Motors, Inc. (I)(L)	49,983	10,610,391	0.7%
The Home Depot, Inc.	137,100	17,506,299	1.1%
The Priceline Group, Inc. (I)	43,900	54,805,199	3.6%
Tractor Supply Company	99,300	9,054,174	0.6%
OTHER SECURITIES		82,302,934	5.3%
		404,682,824
Consumer staples - 3.3%
CVS Health Corp.	89,900	8,607,026	0.6%
Walgreens Boots Alliance, Inc.	208,100	17,328,487	1.1%
OTHER SECURITIES		24,105,556	1.6%
		50,041,069
Financials - 7.9%
American Tower Corp.	269,138	30,576,768	2.0%
Intercontinental Exchange, Inc.	74,460	19,058,782	1.2%
Morgan Stanley	689,400	17,910,612	1.2%
TD Ameritrade Holding Corp.	475,700	13,545,558	0.9%
OTHER SECURITIES		40,409,401	2.6%
		121,501,121
Health care - 24.8%
Aetna, Inc.	145,594	17,781,395	1.2%
Alexion Pharmaceuticals, Inc. (I)	151,700	17,712,492	1.1%
Allergan PLC (I)	117,798	27,221,940	1.8%
Anthem, Inc.	74,200	9,745,428	0.6%
Becton, Dickinson and Company	83,900	14,228,601	0.9%
Biogen, Inc. (I)	46,400	11,220,448	0.7%
Bristol-Myers Squibb Company	413,100	30,383,505	2.0%
Celgene Corp. (I)	230,500	22,734,215	1.5%
Danaher Corp.	511,226	51,633,826	3.4%
Eli Lilly & Company	121,600	9,576,000	0.6%
Intuitive Surgical, Inc. (I)	21,900	14,484,879	0.9%
McKesson Corp.	128,100	23,909,865	1.6%
Shire PLC, ADR	48,487	8,925,487	0.6%
Stryker Corp.	123,179	14,760,540	1.0%
Thermo Fisher Scientific, Inc.	155,100	22,917,576	1.5%
UnitedHealth Group, Inc.	203,900	28,790,680	1.9%
Vertex Pharmaceuticals, Inc. (I)	152,000	13,075,040	0.8%
OTHER SECURITIES		41,175,321	2.7%
		380,277,238
Industrials - 6.6%
American Airlines Group, Inc.	547,200	15,491,232	1.0%
Canadian Pacific Railway, Ltd.	73,200	9,427,428	0.6%
FedEx Corp.	69,000	10,472,820	0.7%
The Boeing Company	153,800	19,974,006	1.3%
OTHER SECURITIES		46,129,622	3.0%
		101,495,108
Information technology - 29.5%
Alibaba Group
Holding, Ltd., ADR (I)	260,261	20,698,557	1.4%
Alphabet, Inc., Class A (I)	51,966	36,559,640	2.4%
Alphabet, Inc., Class C (I)	91,498	63,325,766	4.1%
Apple, Inc.	132,800	12,695,680	0.8%
Facebook, Inc., Class A (I)	615,208	70,305,970	4.6%
Fiserv, Inc. (I)	159,500	17,342,435	1.1%
MasterCard, Inc., Class A	421,300	37,099,678	2.4%
Microsoft Corp.	721,800	36,934,506	2.4%
salesforce.com, Inc. (I)	346,700	27,531,447	1.8%
ServiceNow, Inc. (I)	155,600	10,331,840	0.7%

Blue Chip Growth Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Information technology (continued)
Tencent Holdings, Ltd.	1,027,200	$23,563,628	1.5%
Visa, Inc., Class A	573,600	42,543,912	2.8%
OTHER SECURITIES		52,186,993	3.5%
		451,120,052
Materials - 1.0%		15,232,558	1.0%
TOTAL COMMON STOCKS (Cost $1,057,595,067)		$1,524,349,970

SECURITIES LENDING COLLATERAL - 1.6%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	2,444,261	24,459,722	1.6%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $24,460,363)		$24,459,722

SHORT-TERM INVESTMENTS - 0.5%
Money market funds - 0.5%		$7,462,467	0.5%
TOTAL SHORT-TERM
INVESTMENTS (Cost $7,462,467)		$7,462,467
Total Investments (Blue Chip Growth Trust)
(Cost $1,089,517,897) - 101.6%		$1,556,272,159	101.6%
Other assets and liabilities, net - (1.6%)		(24,853,539)	(1.6)%
TOTAL NET ASSETS - 100.0%		$1,531,418,620	100.0%

Capital Appreciation Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 96.8%
Consumer discretionary - 29.5%
adidas AG	48,996	$7,033,336	0.8%
Amazon.com, Inc. (I)	72,807	52,102,145	6.0%
Industria de Diseno Textil SA	601,642	20,211,530	2.3%
Lululemon Athletica, Inc. (I)(L)	91,515	6,759,298	0.8%
Marriott
International, Inc., Class A (L)	229,809	15,273,106	1.8%
McDonald’s Corp.	85,018	10,231,066	1.2%
Netflix, Inc. (I)	173,812	15,900,322	1.8%
NIKE, Inc., Class B	323,759	17,871,497	2.1%
O’Reilly Automotive, Inc. (I)	66,148	17,932,723	2.1%
Starbucks Corp.	246,132	14,059,060	1.6%
Tesla Motors, Inc. (I)(L)	44,105	9,362,606	1.1%
The Home Depot, Inc.	106,633	13,615,968	1.6%
The Priceline Group, Inc. (I)	12,330	15,392,895	1.8%
The TJX Companies, Inc.	166,659	12,871,075	1.5%
The Walt Disney Company	154,343	15,097,832	1.8%
Time Warner, Inc.	139,544	10,262,066	1.2%
		253,976,525
Consumer staples - 5.6%
Constellation Brands, Inc., Class A	40,453	6,690,926	0.8%
Costco Wholesale Corp.	88,914	13,963,055	1.6%
Monster Beverage Corp. (I)	81,731	13,134,989	1.5%
The Kroger Company	383,453	14,107,236	1.7%
		47,896,206
Energy - 2.2%
Concho Resources, Inc. (I)	91,697	10,936,701	1.3%
OTHER SECURITIES		7,643,780	0.9%
		18,580,481

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Financials - 3.3%
American Tower Corp.	111,832	$12,705,234	1.4%
S&P Global, Inc.	103,943	11,148,926	1.3%
OTHER SECURITIES		5,010,243	0.6%
		28,864,403
Health care - 14.8%
Alexion Pharmaceuticals, Inc. (I)	88,528	10,336,529	1.2%
Allergan PLC (I)	71,566	16,538,187	1.9%
Bristol-Myers Squibb Company	303,439	22,317,938	2.6%
Celgene Corp. (I)	174,392	17,200,283	2.0%
Illumina, Inc. (I)	48,765	6,845,631	0.8%
Novo Nordisk A/S, ADR	250,548	13,474,471	1.5%
Regeneron Pharmaceuticals, Inc. (I)	29,172	10,187,738	1.2%
Shire PLC, ADR	93,433	17,199,147	2.0%
OTHER SECURITIES		13,284,401	1.6%
		127,384,325
Industrials - 2.2%
The Boeing Company	105,545	13,707,129	1.6%
OTHER SECURITIES		5,435,715	0.6%
		19,142,844
Information technology - 39.0%
Adobe Systems, Inc. (I)	208,795	20,000,473	2.3%
Alibaba Group
Holding, Ltd., ADR (I)	215,997	17,178,241	2.0%
Alphabet, Inc., Class A (I)	27,985	19,688,287	2.3%
Alphabet, Inc., Class C (I)	28,447	19,688,169	2.3%
Apple, Inc.	359,473	34,365,619	4.0%
Facebook, Inc., Class A (I)	320,274	36,600,913	4.3%
FleetCor Technologies, Inc. (I)	70,540	10,096,390	1.2%
MasterCard, Inc., Class A	261,340	23,013,600	2.7%
Microsoft Corp.	376,711	19,276,302	2.2%
NVIDIA Corp.	154,941	7,283,776	0.8%
NXP Semiconductors NV (I)	124,154	9,726,224	1.1%
Palo Alto Networks, Inc. (I)	66,009	8,095,344	0.9%
Red Hat, Inc. (I)	188,052	13,652,575	1.6%
salesforce.com, Inc. (I)	254,507	20,210,401	2.4%
Splunk, Inc. (I)	148,581	8,050,119	0.9%
Tencent Holdings, Ltd.	1,044,627	23,963,397	2.8%
Visa, Inc., Class A	396,415	29,402,101	3.4%
Workday, Inc., Class A (I)	128,592	9,601,965	1.1%
OTHER SECURITIES		6,390,492	0.7%
		336,284,388
Materials - 0.2%		1,844,751	0.2%
TOTAL COMMON STOCKS (Cost $646,873,303)		$833,973,923

Capital Appreciation Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SECURITIES LENDING COLLATERAL - 2.3%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	1,996,943	$19,983,408	2.3%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $19,983,987)		$19,983,408

SHORT-TERM INVESTMENTS - 2.5%
Repurchase agreement - 2.5%
Repurchase Agreement with State
Street Corp. dated 06/30/2016 at
0.030% to be repurchased at
$20,882,017 on 07/01/2016,
collateralized by $21,015,000
U.S. Treasury Notes, 1.125% due
03/31/2020 (valued at
$21,303,956, including interest)	$20,882,000	$20,882,000	2.5%
TOTAL SHORT-TERM
INVESTMENTS (Cost $20,882,000)		$20,882,000
Total Investments (Capital Appreciation Trust)
(Cost $687,739,290) - 101.6%		$874,839,331	101.6%
Other assets and liabilities, net - (1.6%)		(13,377,155)	(1.6)%
TOTAL NET ASSETS - 100.0%		$861,462,176	100.0%

Capital Appreciation Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 60.2%
Consumer discretionary - 7.3%
Amazon.com, Inc. (I)	7,100	$5,080,901	1.3%
AutoZone, Inc. (I)	7,900	6,271,336	1.7%
Comcast Corp., Class A	70,900	4,621,971	1.2%
Johnson Controls, Inc.	76,300	3,377,038	0.9%
Liberty Global PLC, Series C (I)	118,157	3,385,198	0.9%
Lowe’s Companies, Inc.	36,800	2,913,456	0.8%
OTHER SECURITIES		2,125,292	0.5%
		27,775,192
Consumer staples - 5.1%
Altria Group, Inc.	31,400	2,165,344	0.6%
CVS Health Corp.	25,900	2,479,666	0.6%
Mondelez
International, Inc., Class A	106,977	4,868,523	1.3%
PepsiCo, Inc.	30,835	3,266,660	0.9%
Philip Morris International, Inc.	58,400	5,940,448	1.6%
OTHER SECURITIES		589,839	0.1%
		19,310,480
Energy - 0.6%
Canadian Natural Resources, Ltd.	75,600	2,330,748	0.6%
Financials - 11.9%
Affiliated Managers Group, Inc. (I)	15,103	2,126,049	0.6%
American Tower Corp.	31,500	3,578,715	0.9%
BlackRock, Inc.	7,600	2,603,228	0.7%
Marsh &
McLennan Companies, Inc.	277,300	18,983,958	5.0%
The Bank of New
York Mellon Corp.	209,500	8,139,075	2.1%
Willis Towers Watson PLC	56,693	7,047,507	1.9%
OTHER SECURITIES		2,533,424	0.7%
		45,011,956

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Health care - 18.3%
Abbott Laboratories	183,600	$7,217,316	1.9%
Aetna, Inc.	48,100	5,874,453	1.5%
Becton, Dickinson and Company	42,412	7,192,651	1.9%
Danaher Corp.	137,974	13,935,374	3.7%
Humana, Inc.	10,237	1,841,432	0.5%
PerkinElmer, Inc.	76,000	3,983,920	1.1%
Pfizer, Inc.	138,781	4,886,479	1.3%
Thermo Fisher Scientific, Inc.	77,500	11,451,400	3.0%
UnitedHealth Group, Inc.	37,400	5,280,880	1.4%
Zoetis, Inc.	118,791	5,637,821	1.5%
OTHER SECURITIES		1,892,622	0.5%
		69,194,348
Industrials - 5.7%
IHS, Inc., Class A (I)	16,700	1,930,687	0.5%
Pentair PLC	64,470	3,757,956	1.0%
Roper Technologies, Inc.	15,000	2,558,400	0.7%
Tyco International PLC	154,000	6,560,400	1.7%
OTHER SECURITIES		6,629,164	1.8%
		21,436,607
Information technology - 8.3%
Alphabet, Inc., Class C (I)	6,413	4,438,437	1.2%
Apple, Inc.	39,600	3,785,760	1.0%
Fiserv, Inc. (I)	53,100	5,773,563	1.5%
FleetCor Technologies, Inc. (I)	14,905	2,133,353	0.6%
Microsoft Corp.	178,800	9,149,196	2.4%
Visa, Inc., Class A	55,000	4,079,350	1.1%
OTHER SECURITIES		1,935,784	0.5%
		31,295,443
Materials - 0.6%
LyondellBasell
Industries NV, Class A	31,291	2,328,676	0.6%
Telecommunication services - 0.7%
SBA
Communications Corp.,
Class A (I)	23,705	2,558,718	0.7%
Utilities - 1.7%
PG&E Corp.	94,300	6,027,656	1.6%
OTHER SECURITIES		219,422	0.1%
		6,247,078
TOTAL COMMON STOCKS (Cost $194,193,288)		$227,489,246

PREFERRED SECURITIES - 1.8%
Financials - 1.3%
American Tower Corp., 5.500%	19,873	2,232,135	0.6%
OTHER SECURITIES		2,562,090	0.7%
		4,794,225
Utilities - 0.5%		2,014,743	0.5%
TOTAL PREFERRED SECURITIES (Cost $6,126,390)		$6,808,968

CORPORATE BONDS - 19.7%
Consumer discretionary - 4.0%		$15,147,536	4.0%
Consumer staples - 1.0%		3,592,734	1.0%
Energy - 4.4%
MPLX LP
4.500%, 07/15/2023 (S)	$2,425,000	2,351,273	0.6%
OTHER SECURITIES		14,446,862	3.8%
		16,798,135

Capital Appreciation Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE BONDS (continued)
Financials - 1.8%		$6,802,440	1.8%
Health care - 2.3%
DaVita HealthCare Partners, Inc.
5.750%, 08/15/2022	$1,800,000	1,883,250	0.5%
OTHER SECURITIES		6,756,161	1.8%
		8,639,411
Industrials - 1.2%		4,430,637	1.2%
Information technology - 1.3%
NXP BV
3.750%, 06/01/2018 (S)	1,825,000	1,861,500	0.5%
OTHER SECURITIES		3,211,571	0.8%
		5,073,071
Materials - 0.3%		1,112,154	0.3%
Telecommunication services - 2.9%
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)	2,385,000	2,486,363	0.7%
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	3,037,500	3,159,000	0.8%
OTHER SECURITIES		5,366,937	1.4%
		11,012,300
Utilities - 0.5%		2,021,032	0.5%
TOTAL CORPORATE BONDS (Cost $74,277,498)		$74,629,450

TERM LOANS (M) - 3.6%
Consumer discretionary - 0.6%		2,468,511	0.6%
Consumer staples - 0.5%		1,924,673	0.5%
Financials - 0.3%		1,029,304	0.3%
Health care - 0.3%		1,233,583	0.3%
Information technology - 0.4%		1,347,011	0.4%
Telecommunication services - 1.5%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	2,895,968	2,619,391	0.7%
UPC Financing Partnership
3.344%, 06/30/2021	2,000,000	1,947,500	0.5%
OTHER SECURITIES		1,129,794	0.3%
		5,696,685
TOTAL TERM LOANS (Cost $14,202,413)		$13,699,767
Asset backed securities 0.2%		898,583	0.2%
TOTAL ASSET BACKED
SECURITIES (Cost $890,163)		$898,583

SHORT-TERM INVESTMENTS - 12.4%
Money market funds - 12.2%
T. Rowe Price Prime Reserve
Fund, 0.3204% (Y)	46,029,876	$46,029,876	12.2%
Repurchase agreement - 0.2%		$675,000	0.2%
TOTAL SHORT-TERM
INVESTMENTS (Cost $46,704,876)		$46,704,876
Total Investments (Capital Appreciation Value Trust)
(Cost $336,394,628) - 97.9%		$370,230,890	97.9%
Other assets and liabilities, net - 2.1%		7,857,560	2.1%
TOTAL NET ASSETS - 100.0%		$378,088,450	100.0%

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Core Strategy Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
AFFILIATED INVESTMENT
COMPANIES (G) - 100.0%
Equity - 70.1%
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	154,035,157	$2,515,394,115	70.1%
Fixed income - 29.9%
Bond, Series NAV (JHAM) (A)(1)	76,884,352	1,074,074,393	29.9%
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $3,582,751,483)		$3,589,468,508

COMMON STOCKS - 0.0%
Consumer discretionary - 0.0%
Urbi Desarrollos Urbanos
SAB de CV (I)	6,600	4	0.0%
Consumer staples - 0.0%
Chaoda Modern
Agriculture Holdings, Ltd. (I)	28,480	633	0.0%
Financials - 0.0%
Irish Bank Resolution Corp., Ltd. (I)	3,621	0	0.0%
SRH NV (I)	1,920	0	0.0%
Health care - 0.0%
Medcath Corp. (I)	500	250	0.0%
Industrials - 0.0%
China Metal
Recycling Holdings, Ltd. (I)	7,800	0	0.0%
Virgin Australia Holdings, Ltd. (I)	16,061	60	0.0%
Materials - 0.0%
Timminco, Ltd. (I)	300	0	0.0%
TOTAL COMMON STOCKS (Cost $99,936)		$947
Total Investments (Core Strategy Trust)
(Cost $3,582,851,419) - 100.0%		$3,589,469,455	100.0%
Other assets and liabilities, net - 0.0%		15,514	0.0%
TOTAL NET ASSETS - 100.0%		$3,589,484,969	100.0%

Emerging Markets Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 96.7%
Australia - 0.0%		$155,744	0.0%
Brazil - 5.7%
Banco Bradesco SA	157,833	1,327,108	0.2%
BM&FBovespa SA	756,938	4,241,473	0.6%
Kroton Educacional SA	766,949	3,247,052	0.4%
Petroleo Brasileiro SA (I)	720,526	2,581,718	0.4%
Petroleo Brasileiro SA, ADR (I)	961,096	5,583,968	0.8%
Petroleo Brasileiro SA, ADR (I)(L)	719,571	5,152,128	0.7%
Vale SA	663,895	3,362,566	0.5%
OTHER SECURITIES		17,122,258	2.1%
		42,618,271
Chile - 1.4%		10,626,881	1.4%
China - 12.0%
Bank of China, Ltd., H Shares	21,423,694	8,610,353	1.2%
China Construction Bank Corp.,
H Shares	34,116,000	22,743,026	3.1%
China Petroleum &
Chemical Corp., ADR (L)	77,701	5,594,472	0.8%

Emerging Markets Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
China (continued)
China Petroleum & Chemical Corp.,
H Shares	1,016,000	$734,181	0.1%
CNOOC, Ltd.	6,434,000	8,031,046	1.1%
CNOOC, Ltd., ADR (L)	4,614	575,181	0.1%
Industrial & Commercial Bank of
China, Ltd., H Shares	21,497,000	11,988,209	1.6%
OTHER SECURITIES		30,874,408	4.0%
		89,150,876
Colombia - 0.5%		3,669,682	0.5%
Czech Republic - 0.4%		2,746,837	0.4%
Greece - 0.1%		820,089	0.1%
Hong Kong - 2.8%
China Unicom Hong Kong, Ltd.	1,202,000	1,253,375	0.2%
China Unicom Hong
Kong, Ltd., ADR	151,861	1,580,873	0.2%
OTHER SECURITIES		18,159,406	2.4%
		20,993,654
Hungary - 0.3%		2,128,607	0.3%
India - 13.7%
Axis Bank, Ltd.	767,451	6,098,315	0.8%
Bharti Airtel, Ltd.	889,389	4,809,116	0.7%
ICICI Bank, Ltd.	1,943,814	6,952,809	1.0%
Larsen & Toubro, Ltd.	184,507	4,113,391	0.6%
Mahindra & Mahindra, Ltd.	229,175	4,861,442	0.7%
Reliance Industries, Ltd.	143,359	2,064,730	0.3%
Reliance Industries, Ltd., GDR (S)	282,776	8,073,679	1.1%
Tata Motors, Ltd.	599,631	4,098,242	0.6%
Wipro, Ltd.	334,206	2,779,742	0.4%
OTHER SECURITIES		58,446,186	7.5%
		102,297,652
Indonesia - 3.1%
Bank Mandiri Persero Tbk PT	5,417,720	3,920,561	0.5%
OTHER SECURITIES		19,240,041	2.6%
		23,160,602
Malaysia - 3.9%		29,214,619	3.9%
Malta - 0.0%		12,213	0.0%
Mexico - 5.6%
Cemex SAB de CV, ADR (I)(L)	689,036	4,251,352	0.6%
Grupo Financiero Banorte
SAB de CV	1,313,761	7,342,526	1.0%
Grupo Mexico SAB de CV, Series B	2,405,773	5,637,251	0.8%
OTHER SECURITIES		24,466,981	3.2%
		41,698,110
Netherlands - 0.7%
Steinhoff International Holdings NV	874,677	5,017,715	0.7%
Philippines - 1.5%		11,501,570	1.5%
Poland - 1.6%
Polski Koncern Naftowy Orlen SA	191,911	3,371,010	0.5%
OTHER SECURITIES		8,216,694	1.1%
		11,587,704
Russia - 2.2%
Gazprom PAO, ADR	2,442,044	10,551,994	1.4%
Lukoil PJSC, ADR	114,166	4,778,262	0.6%
OTHER SECURITIES		852,936	0.2%
		16,183,192

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
South Africa - 7.7%
AngloGold Ashanti, Ltd., ADR (I)	282,573	$5,103,268	0.7%
Gold Fields, Ltd., ADR	775,427	3,799,592	0.5%
MTN Group, Ltd.	723,361	7,029,901	1.0%
Sasol, Ltd.	271,173	7,336,248	1.0%
Sasol, Ltd., ADR	66,708	1,809,121	0.3%
Standard Bank Group, Ltd.	717,125	6,245,750	0.8%
OTHER SECURITIES		25,682,711	3.4%
		57,006,591
South Korea - 14.5%
Hyundai Motor Company	79,668	9,424,046	1.3%
KB Financial Group, Inc., ADR	144,612	4,115,658	0.6%
Kia Motors Corp.	137,922	5,196,818	0.7%
LG Display Company, Ltd., ADR (L)	324,809	3,764,536	0.5%
LG Electronics, Inc.	70,353	3,313,394	0.5%
POSCO	17,206	3,048,053	0.4%
POSCO, ADR	38,055	1,693,448	0.2%
Samsung Electronics Company, Ltd.	2,393	2,980,126	0.4%
Shinhan Financial Group
Company, Ltd., ADR	193,122	6,322,814	0.9%
SK Hynix, Inc.	226,604	6,448,467	0.9%
SK Innovation Company, Ltd.	36,312	4,474,155	0.6%
OTHER SECURITIES		57,159,367	7.5%
		107,940,882
Taiwan - 14.2%
Cathay Financial
Holdings Company, Ltd.	2,887,000	3,164,369	0.4%
China Steel Corp.	5,046,180	3,287,971	0.5%
Fubon Financial
Holding Company, Ltd.	4,126,417	4,865,174	0.7%
Hon Hai Precision
Industry Company, Ltd.	2,252,100	5,802,051	0.8%
Mega Financial
Holding Company, Ltd.	6,277,472	4,748,102	0.7%
United Microelectronics Corp.	9,353,794	3,668,387	0.5%
OTHER SECURITIES		80,297,993	10.6%
		105,834,047
Thailand - 3.1%
PTT PCL	868,700	7,791,162	1.1%
OTHER SECURITIES		15,105,455	2.0%
		22,896,617
Turkey - 1.7%		12,791,175	1.7%
Ukraine - 0.0%		349,136	0.0%
TOTAL COMMON STOCKS (Cost $833,013,444)		$720,402,466

PREFERRED SECURITIES - 2.3%
Brazil - 2.2%
Banco Bradesco SA	584,056	4,578,193	0.6%
Petroleo Brasileiro SA (I)	1,162,007	3,407,560	0.5%
Vale SA	1,014,255	4,114,106	0.6%
OTHER SECURITIES		4,543,213	0.5%
		16,643,072
Chile - 0.0%		23,393	0.0%
Colombia - 0.1%		728,377	0.1%
Panama - 0.0%		108,637	0.0%
TOTAL PREFERRED
SECURITIES (Cost $27,918,956)		$17,503,479

Emerging Markets Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
PREFERRED SECURITIES (continued)
Rights 0.0%		$22,248	0.0%
TOTAL RIGHTS (Cost $0)		$22,248
Warrants 0.0%		16,821	0.0%
TOTAL WARRANTS (Cost $0)		$16,821

SECURITIES LENDING COLLATERAL - 2.0%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	1,458,354	14,593,899	2.0%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $14,593,845)		$14,593,899
Total Investments (Emerging Markets Value Trust)
(Cost $875,526,245) - 101.0%		$752,538,913	101.0%
Other Assets And Liabilities, Net - (1.0%)		(7,212,758)	(1.0)%
TOTAL NET ASSETS - 100.0%		$745,326,155	100.0%

Equity Income Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 96.3%
Consumer discretionary - 8.7%
Comcast Corp., Class A	289,000	$18,839,910	1.2%
Mattel, Inc.	539,275	16,873,915	1.0%
Twenty-First Century
Fox, Inc., Class B	712,000	19,402,000	1.2%
OTHER SECURITIES		84,687,325	5.3%
		139,803,150
Consumer staples - 5.0%
Archer-Daniels-Midland Company	453,000	19,429,170	1.2%
PepsiCo, Inc.	169,100	17,914,454	1.1%
Wal-Mart Stores, Inc.	206,000	15,042,120	1.0%
OTHER SECURITIES		28,119,086	1.7%
		80,504,830
Energy - 12.0%
Apache Corp.	333,200	18,549,244	1.1%
Canadian Natural Resources, Ltd.	625,900	19,296,497	1.2%
Chevron Corp.	163,300	17,118,739	1.1%
Exxon Mobil Corp.	474,400	44,470,256	2.7%
Royal Dutch Shell PLC,
ADR, Class A	527,300	29,117,506	1.8%
TOTAL SA	461,641	22,138,451	1.4%
OTHER SECURITIES		44,002,483	2.7%
		194,693,176
Financials - 21.7%
American Express Company	325,700	19,789,532	1.2%
Ameriprise Financial, Inc.	191,200	17,179,320	1.1%
Bank of America Corp.	1,395,593	18,519,519	1.1%
Citigroup, Inc.	408,100	17,299,359	1.1%
JPMorgan Chase & Co.	772,175	47,982,955	3.0%
Loews Corp.	597,900	24,567,711	1.5%
Marsh & McLennan Companies, Inc.	312,000	21,359,520	1.3%
MetLife, Inc.	538,800	21,460,404	1.3%
Morgan Stanley	860,200	22,347,996	1.4%
Northern Trust Corp.	286,300	18,970,238	1.2%
State Street Corp.	314,200	16,941,664	1.0%
Wells Fargo & Company	387,500	18,340,375	1.1%

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Financials (continued)
OTHER SECURITIES		$86,496,893	5.4%
		351,255,486
Health care - 9.4%
Anthem, Inc.	132,874	17,451,671	1.1%
Bristol-Myers Squibb Company	248,125	18,249,594	1.1%
Johnson & Johnson	249,400	30,252,220	1.9%
Merck & Company, Inc.	261,550	15,067,896	0.9%
Pfizer, Inc.	1,034,035	36,408,372	2.3%
OTHER SECURITIES		34,317,374	2.1%
		151,747,127
Industrials - 13.3%
Emerson Electric Company	299,100	15,601,056	1.0%
General Electric Company	1,539,900	48,476,052	3.0%
Illinois Tool Works, Inc.	166,800	17,373,888	1.1%
The Boeing Company	229,700	29,831,139	1.8%
Tyco International PLC	521,200	22,203,120	1.4%
OTHER SECURITIES		81,978,525	5.0%
		215,463,780
Information technology - 10.1%
Applied Materials, Inc.	834,600	20,005,362	1.3%
Cisco Systems, Inc.	638,900	18,330,041	1.1%
Harris Corp.	238,124	19,869,067	1.2%
Microsoft Corp.	587,125	30,043,186	1.9%
QUALCOMM, Inc.	372,800	19,970,896	1.2%
Texas Instruments, Inc.	287,300	17,999,345	1.1%
OTHER SECURITIES		36,683,026	2.3%
		162,900,923
Materials - 4.9%
E.I. du Pont de Nemours & Company	356,300	23,088,240	1.4%
International Paper Company	447,500	18,965,050	1.2%
OTHER SECURITIES		37,369,598	2.3%
		79,422,888
Telecommunication services - 2.9%
Verizon Communications, Inc.	490,485	27,388,682	1.7%
OTHER SECURITIES		19,206,535	1.2%
		46,595,217
Utilities - 8.3%
AES Corp.	1,470,700	18,354,336	1.1%
Edison International	206,900	16,069,923	1.0%
Entergy Corp.	205,300	16,701,155	1.0%
FirstEnergy Corp.	459,000	16,023,690	1.0%
NiSource, Inc.	793,200	21,035,664	1.3%
PG&E Corp.	331,200	21,170,304	1.3%
OTHER SECURITIES		25,393,986	1.6%
		134,749,058
TOTAL COMMON STOCKS (Cost $1,251,909,466)		$1,557,135,635

CORPORATE BONDS - 0.2%
Health care - 0.0%		$547,083	0.0%
Information technology - 0.2%		2,675,000	0.2%
TOTAL CORPORATE BONDS (Cost $3,049,547)		$3,222,083

Equity Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SECURITIES LENDING COLLATERAL - 0.8%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	1,302,526	$13,034,377	0.8%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $13,034,499)		$13,034,377

SHORT-TERM INVESTMENTS - 2.3%
Money market funds - 2.3%
T. Rowe Price Prime Reserve
Fund, 0.3204% (Y)	26,312,659	$26,312,659	1.6%
OTHER SECURITIES		10,657,847	0.7%
TOTAL SHORT-TERM
INVESTMENTS (Cost $36,970,506)		$36,970,506
Total Investments (Equity Income Trust)
(Cost $1,304,964,018) - 99.6%		$1,610,362,601	99.6%
Other assets and liabilities, net - 0.4%		6,624,614	0.4%
TOTAL NET ASSETS - 100.0%		$1,616,987,215	100.0%

Financial Industries Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 93.0%
Financials - 90.0%
1st Source Corp.	32,427	$1,050,312	0.8%
Affiliated Managers Group, Inc. (I)	7,250	1,020,583	0.7%
American Capital, Ltd. (I)	198,091	3,135,781	2.3%
American International Group, Inc.	36,305	1,920,171	1.4%
Ameriprise Financial, Inc.	32,946	2,960,198	2.1%
Ameris Bancorp	35,353	1,049,984	0.8%
Assured Guaranty, Ltd.	130,356	3,307,132	2.4%
Azimut Holding SpA	89,095	1,453,661	1.0%
Bank of America Corp.	296,756	3,937,952	2.8%
Bank of Ireland (I)	8,184,132	1,687,153	1.2%
Banner Corp.	68,446	2,911,693	2.1%
Capital One Financial Corp.	33,920	2,154,259	1.6%
Chubb, Ltd.	33,640	4,397,084	3.2%
CIT Group, Inc.	53,374	1,703,164	1.2%
Citigroup, Inc.	106,112	4,498,088	3.2%
Citizens Financial Group, Inc.	85,711	1,712,506	1.2%
CNO Financial Group, Inc.	251,450	4,390,317	3.2%
Danske Bank A/S	97,491	2,566,000	1.8%
Discover Financial Services	73,252	3,925,575	2.8%
East West Bancorp, Inc.	33,432	1,142,706	0.8%
Fifth Street Finance Corp.	349,111	1,693,188	1.2%
Glacier Bancorp, Inc.	99,765	2,651,754	1.9%
Great Western Bancorp, Inc.	47,443	1,496,352	1.1%
Intermediate Capital Group PLC	154,171	1,010,108	0.7%
Invesco, Ltd.	110,074	2,811,290	2.0%
JPMorgan Chase & Co.	75,097	4,666,528	3.4%
KeyCorp	205,014	2,265,405	1.6%
KKR & Company LP	179,409	2,213,907	1.6%
M&T Bank Corp.	20,019	2,366,846	1.7%
Prologis, Inc.	36,287	1,779,514	1.3%
Regions Financial Corp.	282,039	2,400,152	1.7%
Sandy Spring Bancorp, Inc.	32,922	956,713	0.7%
Schroders PLC	71,580	2,261,973	1.6%
Simon Property Group, Inc.	7,635	1,656,032	1.2%
SunTrust Banks, Inc.	84,731	3,480,749	2.5%
SVB Financial Group (I)	39,827	3,789,937	2.7%
Talmer Bancorp, Inc., Class A	70,013	1,342,149	1.0%

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Financials (continued)
The Blackstone Group LP	171,048	$4,197,518	3.0%
The Hartford Financial
Services Group, Inc.	60,339	2,677,845	1.9%
TriCo Bancshares	36,275	1,001,190	0.7%
U.S. Bancorp	113,790	4,589,151	3.3%
Union Bankshares Corp.	72,045	1,780,232	1.3%
Vornado Realty Trust	15,916	1,593,510	1.2%
Wells Fargo & Company	78,962	3,737,271	2.7%
Yadkin Financial Corp.	50,228	1,260,221	0.9%
Zions Bancorporation	105,150	2,642,420	1.9%
OTHER SECURITIES		11,985,834	8.6%
		125,232,108
Information technology - 3.0%
Visa, Inc., Class A	57,073	4,233,104	3.0%
TOTAL COMMON STOCKS (Cost $138,016,984)		$129,465,212

PREFERRED SECURITIES - 1.1%
Financials - 1.1%
Flagstar Bancorp, Inc.,
Series C, 9.000% (I)	778	1,035,126
OTHER SECURITIES		420,326	0.3%
		1,455,452
TOTAL PREFERRED SECURITIES (Cost $1,471,327)		$1,455,452

CORPORATE BONDS - 1.9%
Financials - 1.9%
Flagstar Bancorp, Inc.
6.125%, 07/15/2021	$750,000	$749,993	0.5%
NewStar Financial, Inc.
7.250%, 05/01/2020	1,160,000	1,078,800	0.8%
OTHER SECURITIES		833,000	0.6%
		2,661,793
TOTAL CORPORATE BONDS (Cost $2,739,432)		$2,661,793
Warrants 0.4%		487,566	0.4%
TOTAL WARRANTS (Cost $763,552)		$487,566

SHORT-TERM INVESTMENTS - 4.1%
U.S. Government Agency - 4.1%
Federal Home Loan Bank Discount
Note
0.100%, 07/01/2016*	$5,763,000	$5,763,000	4.1%
TOTAL SHORT-TERM
INVESTMENTS (Cost $5,763,000)		$5,763,000
Total Investments (Financial Industries Trust)
(Cost $148,754,295) - 100.5%		$139,833,023	100.5%
Other assets and liabilities, net - (0.5%)		(647,433)	(0.5)%
TOTAL NET ASSETS - 100.0%		$139,185,590	100.0%

Franklin Templeton Founding Allocation Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
AFFILIATED INVESTMENT
COMPANIES (G) - 100.0%
Equity - 66.4%
Global, Series NAV (Templeton)	18,955,127	$332,093,827	32.5%
Mutual Shares,
Series NAV (Franklin)	28,155,375	345,748,008	33.9%
		677,841,835
Fixed income - 33.6%
Income, Series NAV (Franklin)	30,326,773	343,602,334	33.6%
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $862,599,753)		$1,021,444,169
Total Investments (Franklin Templeton Founding
Allocation Trust) (Cost $862,599,753) - 100.0%		$1,021,444,169	100.0%
Other assets and liabilities, net - 0.0%		(184,448)	0.0%
TOTAL NET ASSETS - 100.0%		$1,021,259,721	100.0%

Fundamental All Cap Core Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 96.2%
Consumer discretionary - 24.1%
Amazon.com, Inc. (I)	157,202	$112,496,895	7.6%
CarMax, Inc. (I)	746,816	36,616,388	2.5%
Group 1 Automotive, Inc.	336,672	16,618,130	1.1%
Lennar Corp., Class A	1,134,745	52,311,745	3.5%
Lowe’s Companies, Inc.	399,051	31,592,868	2.1%
NVR, Inc. (I)	21,517	38,307,576	2.6%
Ralph Lauren Corp.	163,388	14,642,833	1.0%
Tempur Sealy International, Inc. (I)	717,880	39,713,122	2.7%
Time Warner, Inc.	205,421	15,106,660	1.0%
		357,406,217
Consumer staples - 7.8%
Danone SA	503,537	35,238,842	2.4%
Diageo PLC, ADR	103,252	11,655,086	0.8%
Mead Johnson Nutrition Company	273,078	24,781,829	1.6%
The Procter & Gamble Company	523,124	44,292,909	3.0%
		115,968,666
Energy - 4.0%
Kinder Morgan, Inc.	1,712,672	32,061,220	2.2%
Schlumberger, Ltd.	337,276	26,671,786	1.8%
		58,733,006
Financials - 26.9%
Affiliated Managers Group, Inc. (I)	253,176	35,639,586	2.4%
AllianceBernstein Holding LP	2,683,167	62,517,791	4.2%
American Express Company	224,650	13,649,734	0.9%
American International Group, Inc.	187,276	9,905,028	0.7%
American Tower Corp.	238,906	27,142,111	1.8%
Bank of America Corp.	4,601,643	61,063,803	4.1%
BlackRock, Inc.	83,797	28,702,986	2.0%
CIT Group, Inc.	363,033	11,584,383	0.8%
Citigroup, Inc.	1,651,631	70,012,638	4.7%
Morgan Stanley	1,218,667	31,660,969	2.1%
T. Rowe Price Group, Inc.	355,994	25,976,882	1.8%
The Goldman Sachs Group, Inc.	136,289	20,249,820	1.4%
		398,105,731

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Health care - 5.5%
Amgen, Inc.	284,236	$43,246,507	3.0%
Novartis AG, ADR	451,064	37,217,291	2.5%
		80,463,798
Industrials - 8.7%
IHS, Inc., Class A (I)	193,164	22,331,690	1.5%
Manitowoc Foodservice, Inc. (I)	578,483	10,192,870	0.7%
Regal Beloit Corp.	240,633	13,246,847	0.9%
Sensata
Technologies Holding NV (I)	433,451	15,123,105	1.0%
The Manitowoc Company, Inc.	578,483	3,152,732	0.2%
TransDigm Group, Inc. (I)	107,609	28,375,417	1.9%
United Rentals, Inc. (I)	173,516	11,642,924	0.8%
WESCO International, Inc. (I)	485,107	24,978,159	1.7%
		129,043,744
Information technology - 16.9%
Alphabet, Inc., Class A (I)	78,713	55,376,957	3.7%
Apple, Inc.	827,223	79,082,519	5.3%
Facebook, Inc., Class A (I)	638,829	73,005,378	4.9%
LinkedIn Corp., Class A (I)	7,753	1,467,255	0.1%
QUALCOMM, Inc.	376,652	20,177,246	1.4%
Workday, Inc., Class A (I)	290,087	21,660,796	1.5%
		250,770,151
Materials - 2.3%
Louisiana-Pacific Corp. (I)	1,986,618	34,467,822	2.3%
TOTAL COMMON STOCKS (Cost $1,263,766,762)		$1,424,959,135

SHORT-TERM INVESTMENTS - 3.5%
U.S. Government Agency - 1.7%
Federal Home Loan Bank Discount
Note
0.079%, 07/01/2016*	$25,232,000	$25,232,000	1.7%
Repurchase agreement - 1.8%
Barclays Tri-Party Repurchase
Agreement dated 06/30/2016 at
0.400% to be repurchased at
$23,340,259 on 07/01/2016,
collateralized by $23,227,500
U.S. Treasury Notes, 1.375% -
1.750% due 10/31/2020 -
04/30/2022 (valued at
$23,807,133, including interest)	23,340,000	23,340,000	1.6%
Repurchase Agreement with State
Street Corp. dated 06/30/2016 at
0.030% to be repurchased at
$3,716,003 on 07/01/2016,
collateralized by $3,640,000
U.S. Treasury Inflation Indexed
Notes, 0.125% due 04/15/2019
(valued at $3,794,700,
including interest)	3,716,000	3,716,000	0.2%
		27,056,000
TOTAL SHORT-TERM
INVESTMENTS (Cost $52,288,000)		$52,288,000
Total Investments (Fundamental All Cap Core
Trust) (Cost $1,316,054,762) - 99.7%		$1,477,247,135	99.7%
Other assets and liabilities, net - 0.3%		4,022,762	0.3%
TOTAL NET ASSETS - 100.0%		$1,481,269,897	100.0%

Fundamental Large Cap Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.1%
Consumer discretionary - 13.3%
Lennar Corp., Class A	1,109,739	$51,158,968	3.5%
Lowe’s Companies, Inc.	573,474	45,401,937	3.1%
NVR, Inc. (I)	21,821	38,848,799	2.7%
Ralph Lauren Corp.	224,528	20,122,199	1.4%
Tempur Sealy International, Inc. (I)	690,482	38,197,464	2.6%
		193,729,367
Consumer staples - 9.7%
Danone SA	245,954	17,212,507	1.2%
Diageo PLC, ADR	178,432	20,141,404	1.4%
Heineken Holding NV	359,783	29,150,209	2.0%
Imperial Brands PLC	27,063	1,467,700	0.1%
PepsiCo, Inc.	294,031	31,149,644	2.1%
Philip Morris International, Inc.	195,349	19,870,900	1.4%
The Procter & Gamble Company	256,131	21,686,612	1.5%
		140,678,976
Energy - 10.9%
Chevron Corp.	233,724	24,501,287	1.7%
Exxon Mobil Corp.	657,455	61,629,829	4.2%
Kinder Morgan, Inc.	1,000,966	18,738,084	1.3%
Occidental Petroleum Corp.	504,000	38,082,240	2.6%
Suncor Energy, Inc.	564,575	15,655,665	1.1%
		158,607,105
Financials - 29.9%
AllianceBernstein Holding LP	1,552,299	36,168,567	2.5%
American International Group, Inc.	1,016,359	53,755,228	3.7%
Bank of America Corp.	4,557,559	60,478,808	4.2%
CIT Group, Inc.	755,447	24,106,314	1.7%
Citigroup, Inc.	1,508,415	63,941,712	4.4%
JPMorgan Chase & Co.	1,224,938	76,117,647	5.2%
Morgan Stanley	1,259,108	32,711,626	2.2%
State Street Corp.	326,273	17,592,640	1.2%
The Goldman Sachs Group, Inc.	319,683	47,498,500	3.3%
Wells Fargo & Company	462,555	21,892,728	1.5%
		434,263,770
Health care - 7.2%
Amgen, Inc.	132,843	20,212,062	1.4%
Medtronic PLC	399,081	34,628,258	2.4%
Merck & Company, Inc.	461,711	26,599,171	1.8%
Novartis AG, ADR	272,060	22,447,671	1.6%
		103,887,162
Industrials - 9.6%
FedEx Corp.	140,520	21,328,126	1.5%
General Electric Company	1,858,692	58,511,624	4.0%
Sensata
Technologies Holding NV (I)	446,219	15,568,581	1.1%
Union Pacific Corp.	317,256	27,680,586	1.9%
United Rentals, Inc. (I)	248,096	16,647,242	1.1%
		139,736,159
Information technology - 13.6%
Apple, Inc.	488,923	46,741,039	3.2%
Cisco Systems, Inc.	1,032,198	29,613,761	2.0%
eBay, Inc. (I)	1,205,757	28,226,771	1.9%
Microsoft Corp.	584,618	29,914,903	2.1%
Oracle Corp.	366,177	14,987,625	1.0%
QUALCOMM, Inc.	460,885	24,689,609	1.7%
Samsung Electronics Company, Ltd.	19,180	23,885,835	1.7%
		198,059,543

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Materials - 2.9%
Louisiana-Pacific Corp. (I)	2,418,616	$41,962,988	2.9%
TOTAL COMMON STOCKS (Cost $1,376,605,250)		$1,410,925,070

SHORT-TERM INVESTMENTS - 2.4%
U.S. Government Agency - 1.2%
Federal Home Loan Bank Discount
Note
0.079%, 07/01/2016*	$17,096,000	$17,096,000	1.2%
Repurchase agreement - 1.2%
Barclays Tri-Party Repurchase
Agreement dated 06/30/2016 at
0.400% to be repurchased at
$15,814,176 on 07/01/2016,
collateralized by $15,817,600
U.S. Treasury Note, 1.375% due
10/31/2020 (valued at
$16,130,460, including interest)	15,814,000	15,814,000	1.1%
Repurchase Agreement with State
Street Corp. dated 06/30/2016 at
0.030% to be repurchased at
$2,518,002 on 07/01/2016,
collateralized by $2,465,000
U.S. Treasury Inflation Indexed
Note, 0.1250% due 04/15/2019
(valued at $2,569,763,
including interest)	2,518,000	2,518,000	0.1%
		18,332,000
TOTAL SHORT-TERM
INVESTMENTS (Cost $35,428,000)		$35,428,000
Total Investments (Fundamental Large Cap Value
Trust) (Cost $1,412,033,250) - 99.5%		$1,446,353,070	99.5%
Other assets and liabilities, net - 0.5%		6,951,273	0.5%
TOTAL NET ASSETS - 100.0%		$1,453,304,343	100.0%

Global Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 98.4%
Brazil - 0.6%		$3,094,232	0.6%
China - 1.5%		8,121,307	1.5%
Denmark - 0.4%		1,999,987	0.4%
France - 7.4%
BNP Paribas SA	169,028	7,412,844	1.3%
Cie Generale des
Etablissements Michelin	63,557	5,989,677	1.1%
Credit Agricole SA	703,958	5,918,154	1.1%
Sanofi	90,604	7,527,660	1.4%
TOTAL SA	184,746	8,859,722	1.6%
OTHER SECURITIES		4,893,121	0.9%
		40,601,178
Germany - 5.4%
Deutsche Lufthansa AG	766,636	9,013,776	1.6%
Merck KGaA	67,262	6,836,742	1.3%
METRO AG	192,410	5,917,809	1.1%

Global Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Germany (continued)
Siemens AG	76,629	$7,863,794	1.4%
		29,632,121
Hong Kong - 1.5%
Kunlun Energy Company, Ltd.	6,808,940	5,666,281	1.0%
OTHER SECURITIES		2,593,921	0.5%
		8,260,202
India - 0.7%		4,075,877	0.7%
Ireland - 2.2%
CRH PLC (I)	250,127	7,288,821	1.3%
OTHER SECURITIES		4,779,292	0.9%
		12,068,113
Israel - 2.3%
Teva Pharmaceutical
Industries, Ltd., ADR	253,490	12,732,803	2.3%
Italy - 1.9%
Eni SpA	361,942	5,829,887	1.1%
OTHER SECURITIES		4,385,994	0.8%
		10,215,881
Japan - 4.0%
Nissan Motor Company, Ltd.	648,750	5,789,652	1.1%
SoftBank Group Corp.	138,100	7,809,842	1.4%
OTHER SECURITIES		8,113,043	1.5%
		21,712,537
Netherlands - 6.3%
ING Groep NV	613,176	6,343,893	1.2%
Royal Dutch Shell PLC, A Shares	9,239	253,752	0.0%
Royal Dutch Shell PLC, B Shares	539,515	14,906,110	2.7%
OTHER SECURITIES		13,152,235	2.4%
		34,655,990
Portugal - 1.2%
Galp Energia SGPS SA	456,106	6,343,701	1.2%
Russia - 1.0%		5,461,899	1.0%
Singapore - 2.1%
DBS Group Holdings, Ltd.	507,510	5,984,011	1.1%
Singapore Telecommunications, Ltd.	1,855,100	5,715,793	1.0%
		11,699,804
South Korea - 6.9%
Hyundai Motor Company	70,890	8,385,683	1.5%
KB Financial Group, Inc., ADR	237,588	6,761,754	1.2%
Samsung Electronics Company, Ltd.	18,240	22,715,207	4.2%
		37,862,644
Spain - 1.2%
Telefonica SA	694,834	6,596,653	1.2%
Sweden - 2.0%
Getinge AB, B Shares	361,144	7,456,180	1.3%
OTHER SECURITIES		3,749,195	0.7%
		11,205,375
Switzerland - 4.1%
Glencore PLC (I)	3,555,290	7,327,919	1.3%
Roche Holding AG	30,212	7,972,337	1.5%
OTHER SECURITIES		7,491,131	1.3%
		22,791,387

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Global Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Thailand - 0.2%		$1,334,112	0.2%
Turkey - 1.1%
Turkcell Iletisim Hizmetleri
AS, ADR (I)(L)	642,220	5,876,313	1.1%
United Kingdom - 11.3%
BAE Systems PLC	940,874	6,586,681	1.2%
BP PLC	1,596,648	9,346,054	1.7%
HSBC Holdings PLC	1,270,439	7,780,574	1.4%
Michael Kors Holdings, Ltd. (I)	132,470	6,554,611	1.2%
Standard Chartered PLC	1,175,024	8,914,924	1.6%
Tesco PLC (I)	2,652,534	6,229,763	1.1%
OTHER SECURITIES		16,821,618	3.1%
		62,234,225
United States - 33.1%
Allergan PLC (I)	36,018	8,323,400	1.5%
Alphabet, Inc., Class A (I)	10,120	7,119,724	1.3%
American International Group, Inc.	138,550	7,327,910	1.3%
Amgen, Inc.	77,850	11,844,878	2.2%
Apache Corp.	119,940	6,677,060	1.2%
Capital One Financial Corp.	119,100	7,564,041	1.4%
Cisco Systems, Inc.	306,850	8,803,527	1.6%
Citigroup, Inc.	309,860	13,134,965	2.4%
Comcast Corp., Class A	133,180	8,682,004	1.6%
Eli Lilly & Company	72,810	5,733,788	1.1%
Halliburton Company	186,830	8,461,531	1.5%
JPMorgan Chase & Co.	168,960	10,499,174	1.9%
Microsoft Corp.	240,240	12,293,081	2.2%
Oracle Corp. (I)	256,910	10,515,326	1.9%
SunTrust Banks, Inc.	194,480	7,989,238	1.5%
Twenty-First Century
Fox, Inc., Class A	249,780	6,756,549	1.2%
United Parcel Service, Inc., Class B	76,130	8,200,724	1.5%
OTHER SECURITIES		31,749,610	5.8%
		181,676,530
TOTAL COMMON STOCKS (Cost $583,999,545)		$540,252,871

SECURITIES LENDING COLLATERAL - 2.0%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	1,063,752	10,645,077	2.0%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $10,645,163)		$10,645,077

SHORT-TERM INVESTMENTS - 0.7%
U.S. Government Agency - 0.7%		$4,000,000	0.7%
TOTAL SHORT-TERM
INVESTMENTS (Cost $4,000,000)		$4,000,000
Total Investments (Global Trust)
(Cost $598,644,708) - 101.1%		$554,897,948	101.1%
Other Assets And Liabilities, Net - (1.1%)		(5,773,496)	(1.1)%
TOTAL NET ASSETS - 100.0%		$549,124,452	100.0%

Health Sciences Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 96.7%
Consumer discretionary - 0.2%		$521,896	0.2%
Consumer staples - 2.4%
Rite Aid Corp. (I)	226,287	1,694,890	0.6%
Walgreens Boots Alliance, Inc.	56,421	4,698,177	1.6%
OTHER SECURITIES		599,421	0.2%
		6,992,488
Health care - 93.2%
AbbVie, Inc.	44,716	2,768,368	0.9%
Acadia Healthcare Company, Inc. (I)	39,400	2,182,760	0.7%
ACADIA Pharmaceuticals, Inc. (I)	64,500	2,093,670	0.7%
Aetna, Inc.	101,700	12,420,621	4.2%
Agilent Technologies, Inc.	110,000	4,879,600	1.6%
Alexion Pharmaceuticals, Inc. (I)	58,620	6,844,471	2.3%
Alkermes PLC (I)	58,700	2,537,014	0.9%
Allergan PLC (I)	51,140	11,817,943	4.0%
Anthem, Inc.	44,800	5,884,032	2.0%
Astellas Pharma, Inc.	108,600	1,703,102	0.6%
athenahealth, Inc. (I)	17,867	2,465,825	0.8%
Becton, Dickinson and Company	63,000	10,684,170	3.6%
Biogen, Inc. (I)	17,319	4,188,081	1.4%
Bristol-Myers Squibb Company	143,100	10,525,005	3.6%
Celgene Corp. (I)	28,832	2,843,700	1.0%
Centene Corp. (I)	69,200	4,938,804	1.7%
Cigna Corp.	69,600	8,908,104	3.0%
Danaher Corp.	20,100	2,030,100	0.7%
DaVita HealthCare Partners, Inc. (I)	67,600	5,226,832	1.8%
Eli Lilly & Company	90,300	7,111,125	2.4%
Gilead Sciences, Inc.	102,992	8,591,593	2.9%
HCA Holdings, Inc. (I)	84,500	6,507,345	2.2%
Henry Schein, Inc. (I)	14,400	2,545,920	0.9%
Hologic, Inc. (I)	49,300	1,705,780	0.6%
Humana, Inc.	70,400	12,663,552	4.3%
Incyte Corp. (I)	64,400	5,150,712	1.7%
Intuitive Surgical, Inc. (I)	9,900	6,547,959	2.2%
Mallinckrodt PLC (I)	98,096	5,962,275	2.0%
McKesson Corp.	44,800	8,361,920	2.8%
Medtronic PLC	27,393	2,376,891	0.8%
Merck & Company, Inc.	36,700	2,114,287	0.7%
Neurocrine Biosciences, Inc. (I)	105,900	4,813,155	1.6%
Novavax, Inc. (I)	238,600	1,734,622	0.6%
Regeneron Pharmaceuticals, Inc. (I)	13,200	4,609,836	1.6%
Shire PLC, ADR	19,980	3,677,918	1.2%
Stryker Corp.	41,500	4,972,945	1.7%
TESARO, Inc. (I)	48,878	4,108,196	1.4%
Teva Pharmaceutical
Industries, Ltd., ADR	60,100	3,018,823	1.0%
The Cooper Companies, Inc.	12,035	2,064,845	0.7%
TherapeuticsMD, Inc. (I)	220,800	1,876,800	0.6%
Thermo Fisher Scientific, Inc.	54,100	7,993,816	2.7%
UnitedHealth Group, Inc.	91,300	12,891,560	4.4%
Universal Health
Services, Inc., Class B	31,150	4,177,215	1.4%
Vertex Pharmaceuticals, Inc. (I)	61,308	5,273,714	1.8%
WellCare Health Plans, Inc. (I)	16,100	1,727,208	0.6%
West Pharmaceutical Services, Inc.	22,200	1,684,536	0.6%
OTHER SECURITIES		36,271,998	12.3%
		275,478,748
Industrials - 0.3%		725,495	0.3%
Information technology - 0.6%
FEI Company	17,796	1,902,036	0.6%
TOTAL COMMON STOCKS (Cost $245,294,636)		$285,620,663

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
PREFERRED SECURITIES - 0.5%
Consumer discretionary - 0.1%		$368,498	0.1%
Health care - 0.4%
Allergan PLC, 5.500%	1,111	926,152	0.3%
OTHER SECURITIES		139,906	0.1%
		1,066,058
Information technology - 0.0%		129,605	0.0%
TOTAL PREFERRED SECURITIES (Cost $1,674,655)		$1,564,161

CONVERTIBLE BONDS - 0.1%
Health care - 0.1%		$385,165	0.1%
TOTAL CONVERTIBLE BONDS (Cost $376,000)		$385,165
Rights 0.0%		4,375	0.0%
TOTAL RIGHTS (Cost $8,750)		$4,375
Warrants 0.0%		1	0.0%
TOTAL WARRANTS (Cost $1,766)		$1

SHORT-TERM INVESTMENTS - 2.2%
Money market funds - 2.2%
T. Rowe Price Prime Reserve
Fund, 0.3204% (Y)	5,873,947	$5,873,947	2.0%
OTHER SECURITIES		631,384	0.2%
		6,505,331
TOTAL SHORT-TERM
INVESTMENTS (Cost $6,505,331)		$6,505,331
Total Investments (Health Sciences Trust)
(Cost $253,861,138) - 99.5%		$294,079,696	99.5%
Other assets and liabilities, net - 0.5%		1,481,666	0.5%
TOTAL NET ASSETS - 100.0%		$295,561,362	100.0%

International Core Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 96.3%
Australia - 4.6%
Scentre Group	1,860,755	$6,892,171	1.2%
Telstra Corp., Ltd.	1,304,768	5,453,591	1.0%
OTHER SECURITIES		13,315,369	2.4%
		25,661,131
Austria - 0.6%		3,515,324	0.6%
Belgium - 1.0%
Delhaize Group	31,538	3,331,510	0.6%
OTHER SECURITIES		2,391,510	0.4%
		5,723,020
Canada - 3.5%
Metro, Inc.	133,600	4,654,465	0.8%
OTHER SECURITIES		14,921,707	2.7%
		19,576,172
China - 0.2%		1,059,047	0.2%
Denmark - 0.6%		3,172,079	0.6%
Faroe Islands - 0.1%		686,899	0.1%
Finland - 1.1%		6,177,535	1.1%

International Core Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
France - 10.4%
AXA SA	539,533	$10,668,024	1.9%
BNP Paribas SA	81,346	3,567,487	0.7%
Christian Dior SE	19,707	3,156,913	0.6%
Cie Generale des
Etablissements Michelin	37,135	3,499,640	0.6%
TOTAL SA (L)	449,482	21,555,463	3.9%
Vivendi SA	220,129	4,118,350	0.7%
OTHER SECURITIES		11,510,684	2.0%
		58,076,561
Germany - 10.2%
Allianz SE	54,419	7,763,310	1.4%
BASF SE	162,561	12,465,027	2.2%
Bayerische Motoren Werke AG	67,516	4,913,506	0.9%
Daimler AG	220,748	13,209,251	2.4%
Deutsche Telekom AG (L)	246,647	4,205,910	0.8%
Muenchener Rueckversicherungs-
Gesellschaft AG	17,266	2,895,435	0.5%
OTHER SECURITIES		11,695,961	2.0%
		57,148,400
Hong Kong - 3.8%
Link REIT	407,500	2,786,569	0.5%
OTHER SECURITIES		18,278,343	3.3%
		21,064,912
Ireland - 0.1%		709,755	0.1%
Isle of Man - 0.1%		247,877	0.1%
Israel - 1.4%		7,748,987	1.4%
Italy - 2.8%
Enel SpA	808,376	3,588,759	0.7%
Eni SpA	285,399	4,596,991	0.8%
OTHER SECURITIES		7,648,602	1.3%
		15,834,352
Japan - 26.1%
Canon, Inc.	118,300	3,377,490	0.6%
Central Japan Railway Company	16,700	2,970,322	0.5%
FUJIFILM Holdings Corp.	130,400	5,059,575	0.9%
ITOCHU Corp.	701,200	8,577,929	1.5%
Japan Airlines Company, Ltd.	118,900	3,825,324	0.7%
KDDI Corp.	532,470	16,192,273	2.9%
Mitsubishi UFJ
Financial Group, Inc.	1,729,900	7,754,888	1.4%
Mitsui & Company, Ltd.	337,300	4,026,410	0.7%
Nippon Telegraph
& Telephone Corp.	296,000	13,880,895	2.5%
NTT DOCOMO, Inc.	184,200	4,967,607	0.9%
Otsuka Holdings Company, Ltd.	99,700	4,594,463	0.8%
Sojitz Corp.	1,189,800	2,819,270	0.5%
Sumitomo Mitsui
Financial Group, Inc.	371,400	10,724,197	1.9%
OTHER SECURITIES		57,130,950	10.3%
		145,901,593
Luxembourg - 0.0%		210,217	0.0%
Malta - 0.0%		127,429	0.0%
Netherlands - 2.9%
ING Groep NV	274,818	2,843,255	0.5%
Koninklijke Ahold NV	186,743	4,123,784	0.8%
Wolters Kluwer NV	73,491	2,975,753	0.5%
OTHER SECURITIES		6,100,841	1.1%
		16,043,633

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
New Zealand - 0.2%		$1,077,318	0.2%
Norway - 1.6%		8,747,623	1.6%
Portugal - 0.1%		740,962	0.1%
Singapore - 0.3%		1,377,260	0.3%
Spain - 2.5%
Endesa SA	284,454	5,707,734	1.0%
Iberdrola SA	642,112	4,380,229	0.8%
OTHER SECURITIES		3,942,871	0.7%
		14,030,834
Sweden - 1.8%
Telefonaktiebolaget LM Ericsson,
B Shares	400,082	3,073,652	0.5%
OTHER SECURITIES		7,222,078	1.3%
		10,295,730
Switzerland - 5.0%
Swiss Re AG	153,488	13,405,706	2.4%
OTHER SECURITIES		14,776,955	2.6%
		28,182,661
United Kingdom - 15.3%
AstraZeneca PLC	269,085	16,086,928	2.9%
BP PLC	1,588,997	9,301,268	1.7%
British American Tobacco PLC	118,496	7,682,021	1.4%
British American
Tobacco PLC, ADR	4,800	621,504	0.1%
Centrica PLC	1,195,178	3,614,228	0.6%
GlaxoSmithKline PLC	416,427	8,942,818	1.6%
Imperial Brands PLC	105,735	5,734,331	1.0%
Reckitt Benckiser Group PLC	67,138	6,732,072	1.2%
WPP PLC	212,141	4,421,339	0.8%
OTHER SECURITIES		22,631,042	4.0%
		85,767,551
TOTAL COMMON STOCKS (Cost $567,528,640)		$538,904,862

PREFERRED SECURITIES - 0.5%
Germany - 0.5%		2,854,283	0.5%
TOTAL PREFERRED SECURITIES (Cost $4,451,201)		$2,854,283

RIGHTS - 0.0%
TOTAL RIGHTS (Cost $49,556)		$49,098

SECURITIES LENDING COLLATERAL - 1.4%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	776,614	7,771,657	1.4%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,771,867)		$7,771,657

SHORT-TERM INVESTMENTS - 2.4%
Money market funds - 0.6%
JPMorgan U.S. Treasury Plus Money
Market Fund, Institutional
Class, 0.2243% (Y)	3,452,822	$3,452,822	0.6%
U.S. Government - 1.8%
U.S. Treasury Bill, 0.220%,
07/21/2016 *	$5,900,000	$5,899,404	1.1%

International Core Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SHORT-TERM INVESTMENTS (continued)
U.S. Government (continued)
U.S. Treasury Bill, 0.270%,
09/22/2016 *	$4,000,000	$3,997,776	0.7%
		9,897,180
TOTAL SHORT-TERM
INVESTMENTS (Cost $13,349,611)		$13,350,002
Total Investments (International Core Trust)
(Cost $593,150,875) - 100.6%		$562,929,902	100.6%
Other Assets And Liabilities, Net - (0.6%)		(3,628,734)	(0.6)%
TOTAL NET ASSETS - 100.0%		$559,301,168	100.0%

International Equity Index Trust B

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 96.9%
Australia - 5.2%
Australia & New Zealand
Banking Group, Ltd.	98,905	$1,802,057	0.3%
Commonwealth Bank of Australia	57,910	3,250,504	0.6%
National Australia Bank, Ltd.	89,595	1,720,175	0.3%
Westpac Banking Corp.	112,787	2,501,117	0.4%
OTHER SECURITIES		20,431,717	3.6%
		29,705,570
Austria - 0.1%		657,155	0.1%
Belgium - 1.1%
Anheuser-Busch InBev SA	26,983	3,568,151	0.6%
OTHER SECURITIES		2,512,963	0.5%
		6,081,114
Brazil - 1.1%		6,134,065	1.1%
Canada - 6.8%
Royal Bank of Canada	50,000	2,954,449	0.5%
The Bank of Nova Scotia	41,000	2,009,141	0.4%
The Toronto-Dominion Bank	62,300	2,675,339	0.5%
OTHER SECURITIES		31,324,545	5.4%
		38,963,474
Chile - 0.3%		1,551,027	0.3%
China - 4.7%
Alibaba Group
Holding, Ltd., ADR (I)	33,500	2,664,255	0.5%
China Construction Bank Corp.,
H Shares	2,823,914	1,882,529	0.3%
Tencent Holdings, Ltd.	189,300	4,342,480	0.8%
OTHER SECURITIES		18,188,372	3.1%
		27,077,636
Colombia - 0.1%		616,409	0.1%
Czech Republic - 0.0%		245,278	0.0%
Denmark - 1.4%
Novo Nordisk A/S, B Shares	62,291	3,354,551	0.6%
OTHER SECURITIES		4,459,719	0.8%
		7,814,270
Egypt - 0.0%		222,848	0.0%
Finland - 0.7%		3,992,638	0.7%

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
France - 6.5%
Sanofi	39,907	$3,315,597	0.6%
TOTAL SA (L)	75,294	3,610,816	0.6%
OTHER SECURITIES		30,692,323	5.3%
		37,618,736
Germany - 5.7%
Allianz SE	15,520	2,214,053	0.4%
BASF SE	31,265	2,397,371	0.4%
Bayer AG	28,093	2,821,530	0.5%
Daimler AG	32,707	1,957,141	0.3%
Deutsche Telekom AG	109,956	1,875,008	0.3%
SAP SE	33,368	2,506,120	0.4%
Siemens AG	25,671	2,634,400	0.5%
OTHER SECURITIES		16,450,838	2.9%
		32,856,461
Greece - 0.1%		515,952	0.1%
Hong Kong - 3.2%
AIA Group, Ltd.	404,200	2,430,748	0.4%
China Mobile, Ltd.	206,030	2,380,515	0.4%
OTHER SECURITIES		13,879,570	2.4%
		18,690,833
Hungary - 0.1%		387,183	0.1%
India - 1.8%		10,487,332	1.8%
Indonesia - 0.6%		3,376,502	0.6%
Ireland - 0.9%
Shire PLC	30,304	1,872,873	0.3%
OTHER SECURITIES		3,255,506	0.6%
		5,128,379
Israel - 0.5%		3,060,951	0.5%
Italy - 1.2%		7,075,341	1.2%
Japan - 16.2%
KDDI Corp.	63,200	1,921,895	0.3%
Mitsubishi UFJ Financial Group, Inc.	434,700	1,948,696	0.4%
SoftBank Group Corp.	32,800	1,854,908	0.3%
Toyota Motor Corp.	89,600	4,417,149	0.8%
OTHER SECURITIES		83,030,248	14.4%
		93,172,896
Jersey, Channel Islands - 0.1%		394,446	0.1%
Jordan - 0.0%		158,728	0.0%
Luxembourg - 0.2%		995,947	0.2%
Macau - 0.1%		436,377	0.1%
Malaysia - 0.7%		3,872,390	0.7%
Malta - 0.0%		150,506	0.0%
Mexico - 0.9%		5,315,905	0.9%
Netherlands - 3.0%
Royal Dutch Shell PLC, A Shares	143,885	3,951,845	0.7%
Royal Dutch Shell PLC, B Shares	128,262	3,543,715	0.6%
OTHER SECURITIES		9,930,436	1.7%
		17,425,996
New Zealand - 0.1%		713,284	0.1%
Norway - 0.5%		2,663,816	0.5%
Peru - 0.1%		483,695	0.1%
Philippines - 0.3%		1,962,301	0.3%

International Equity Index Trust B (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Poland - 0.3%		$1,487,865	0.3%
Portugal - 0.1%		585,699	0.1%
Romania - 0.0%		87,656	0.0%
Russia - 0.8%		4,635,199	0.8%
Singapore - 1.0%		5,708,498	1.0%
South Africa - 1.5%
Naspers, Ltd., N Shares	14,694	2,243,701	0.4%
OTHER SECURITIES		6,656,324	1.1%
		8,900,025
South Korea - 3.1%
Samsung Electronics Company, Ltd.	3,408	4,244,157	0.8%
OTHER SECURITIES		13,369,132	2.3%
		17,613,289
Spain - 2.0%
Banco Santander SA	21,368	75,965	0.0%
Banco Santander SA	490,269	1,902,584	0.3%
OTHER SECURITIES		9,631,284	1.7%
		11,609,833
Sweden - 1.9%		10,854,475	1.9%
Switzerland - 6.7%
Nestle SA	107,673	8,342,325	1.5%
Novartis AG	76,893	6,346,637	1.1%
Roche Holding AG	23,739	6,264,243	1.1%
OTHER SECURITIES		17,594,304	3.0%
		38,547,509
Taiwan - 2.3%
Taiwan Semiconductor
Manufacturing Company, Ltd.	818,227	4,123,616	0.7%
OTHER SECURITIES		9,024,924	1.6%
		13,148,540
Thailand - 0.5%		2,669,758	0.5%
Turkey - 0.3%		1,683,455	0.3%
United Kingdom - 12.0%
AstraZeneca PLC	42,494	2,540,454	0.4%
BP PLC	639,061	3,740,773	0.7%
British American Tobacco PLC	63,291	4,103,116	0.7%
Diageo PLC	84,643	2,364,570	0.4%
GlaxoSmithKline PLC	165,300	3,549,837	0.6%
HSBC Holdings PLC	664,657	4,117,938	0.7%
Imperial Brands PLC	32,270	1,750,100	0.3%
National Grid PLC	126,205	1,855,895	0.3%
Reckitt Benckiser Group PLC	21,545	2,160,364	0.4%
SABMiller PLC	32,692	1,906,578	0.3%
Unilever NV	55,434	2,588,922	0.5%
Unilever PLC	43,242	2,071,958	0.4%
Vodafone Group PLC	892,134	2,720,004	0.5%
OTHER SECURITIES		33,198,717	5.8%
		68,669,226
United States - 0.1%		514,646	0.1%
TOTAL COMMON STOCKS (Cost $498,934,803)		$556,721,114

PREFERRED SECURITIES - 1.1%
Brazil - 0.6%		3,242,176	0.6%
Germany - 0.4%		2,066,412	0.4%
South Korea - 0.1%
Samsung Electronics Company, Ltd.	616	635,458	0.1%

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
PREFERRED SECURITIES (continued)
South Korea (continued)
OTHER SECURITIES		$250,432	0.0%
		885,890
Spain - 0.0%		14,325	0.0%
TOTAL PREFERRED SECURITIES (Cost $7,765,186)		$6,208,803

RIGHTS - 0.0%
TOTAL RIGHTS (Cost $46,450)		$31,394

WARRANTS - 0.0%
TOTAL WARRANTS (Cost $621)		$9,610

SECURITIES LENDING COLLATERAL - 0.8%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	477,496	4,778,350	0.8%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,778,439)		$4,778,350

SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%		$848,411	0.2%
TOTAL SHORT-TERM
INVESTMENTS (Cost $848,411)		$848,411
Total Investments (International Equity
Index Trust B) (Cost $512,373,910) - 99.0%		$568,597,682	99.0%
Other Assets And Liabilities, Net - 1.0%		5,744,032	1.0%
TOTAL NET ASSETS - 100.0%		$574,341,714	100.0%

International Growth Stock Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 93.2%
Australia - 4.2%
Amcor, Ltd.	776,013	$8,725,190	2.2%
CSL, Ltd.	53,733	4,531,449	1.2%
OTHER SECURITIES		3,297,329	0.8%
		16,553,968
Brazil - 2.1%
BM&FBovespa SA	1,493,734	8,370,081	2.1%
Canada - 8.1%
Canadian National Railway Company	62,978	3,718,868	0.9%
CGI Group, Inc., Class A (I)	220,039	9,399,708	2.4%
Fairfax Financial Holdings, Ltd.	9,784	5,269,554	1.3%
Suncor Energy, Inc.	257,260	7,136,653	1.8%
OTHER SECURITIES		6,625,129	1.7%
		32,149,912
China - 1.7%
Baidu, Inc., ADR (I)	39,669	6,551,335	1.7%
Denmark - 2.9%
Carlsberg A/S, B Shares	82,819	7,901,595	2.0%
OTHER SECURITIES		3,438,077	0.9%
		11,339,672
France - 3.4%
Publicis Groupe SA	123,462	8,259,944	2.1%
Schneider Electric SE	75,840	4,424,578	1.1%

International Growth Stock Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
France (continued)
OTHER SECURITIES		$987,041	0.2%
		13,671,563
Germany - 8.7%
Allianz SE	49,388	7,045,597	1.8%
Deutsche Boerse AG	108,153	8,885,322	2.2%
Deutsche Post AG	141,719	3,992,597	1.0%
ProSiebenSat.1 Media SE (I)	132,707	5,804,905	1.5%
SAP SE	116,554	8,753,845	2.2%
		34,482,266
Hong Kong - 3.3%
CK Hutchison Holdings, Ltd.	801,468	8,816,518	2.2%
Galaxy Entertainment Group, Ltd.	1,449,000	4,335,437	1.1%
		13,151,955
Israel - 2.6%
Teva Pharmaceutical
Industries, Ltd., ADR	202,293	10,161,177	2.6%
Japan - 8.0%
Japan Tobacco, Inc.	183,500	7,395,454	1.9%
Keyence Corp.	5,600	3,821,040	1.0%
Komatsu, Ltd.	208,000	3,613,309	0.9%
Yahoo Japan Corp.	1,889,600	8,379,170	2.1%
OTHER SECURITIES		8,370,247	2.1%
		31,579,220
Mexico - 2.7%
Fomento Economico Mexicano SAB
de CV, ADR	40,743	3,768,320	1.0%
Grupo Televisa SAB, ADR	262,858	6,844,822	1.7%
		10,613,142
Netherlands - 1.5%
Royal Dutch Shell PLC, B Shares	200,443	5,537,984	1.4%
OTHER SECURITIES		438,076	0.1%
		5,976,060
Singapore - 3.6%
Broadcom, Ltd.	58,678	9,118,564	2.3%
United Overseas Bank, Ltd.	365,900	5,041,354	1.3%
		14,159,918
South Korea - 0.7%		2,919,103	0.7%
Spain - 1.3%
Amadeus IT Holding SA, A Shares	120,051	5,289,320	1.3%
Sweden - 4.6%
Getinge AB, B Shares	221,515	4,573,399	1.1%
Investor AB, B Shares	209,023	7,022,294	1.8%
Telefonaktiebolaget LM Ericsson,
B Shares	583,881	4,485,698	1.1%
OTHER SECURITIES		2,250,071	0.6%
		18,331,462
Switzerland - 7.3%
Julius Baer Group, Ltd. (I)	127,543	5,133,391	1.3%
Roche Holding AG	34,852	9,196,740	2.3%
UBS Group AG	407,592	5,288,748	1.3%
OTHER SECURITIES		9,329,039	2.4%
		28,947,918
Taiwan - 2.4%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,887,000	9,509,909	2.4%

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Thailand - 1.4%
Kasikornbank PCL, NVDR	1,177,800	$5,719,281	1.4%
Turkey - 1.1%
Akbank TAS	1,534,732	4,398,723	1.1%
United Kingdom - 21.6%
British American Tobacco PLC	166,015	10,762,647	2.7%
Compass Group PLC	439,306	8,358,011	2.1%
Informa PLC	454,840	4,435,324	1.1%
Kingfisher PLC	1,128,330	4,846,298	1.2%
Lloyds Banking Group PLC	5,530,258	4,005,536	1.0%
Next PLC	72,492	4,789,997	1.2%
RELX PLC	655,647	12,073,424	3.1%
Sky PLC	1,054,340	11,980,995	3.0%
Smith & Nephew PLC	367,364	6,238,303	1.6%
Unilever NV	123,091	5,748,693	1.5%
WPP PLC	460,794	9,603,644	2.4%
OTHER SECURITIES		2,906,767	0.7%
		85,749,639
TOTAL COMMON STOCKS (Cost $336,126,761)		$369,625,624

SHORT-TERM INVESTMENTS - 6.3%
Money market funds - 6.3%
Fidelity Institutional Money Market
Government Portfolio, Institutional
Class, 0.2629% (Y)	24,945,142	$24,945,142	6.3%
TOTAL SHORT-TERM
INVESTMENTS (Cost $24,945,142)		$24,945,142
Total Investments (International Growth Stock
Trust) (Cost $361,071,903) - 99.5%		$394,570,766	99.5%
Other Assets And Liabilities, Net - 0.5%		2,110,717	0.5%
TOTAL NET ASSETS - 100.0%		$396,681,483	100.0%

International Small Company Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 98.8%
Australia - 7.0%
Spark Infrastructure Group	117,770	$215,789	0.2%
OTHER SECURITIES		7,241,409	6.8%
		7,457,198
Austria - 1.2%		1,291,982	1.2%
Belgium - 1.8%
Ackermans & van Haaren NV	1,818	223,063	0.2%
Umicore SA	4,011	207,186	0.2%
OTHER SECURITIES		1,472,926	1.4%
		1,903,175
Bermuda - 0.2%
Hiscox, Ltd.	16,221	223,971	0.2%
OTHER SECURITIES		5,427	0.0%
		229,398
Cambodia - 0.1%		69,444	0.1%
Canada - 8.3%
Detour Gold Corp. (I)	7,501	187,648	0.2%

International Small Company Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Canada (continued)
OTHER SECURITIES		$8,698,143	8.1%
		8,885,791
China - 0.0%		44,690	0.0%
Denmark - 2.3%
Genmab A/S (I)	2,251	410,466	0.4%
OTHER SECURITIES		2,065,570	1.9%
		2,476,036
Faroe Islands - 0.1%		82,250	0.1%
Finland - 2.7%
Amer Sports OYJ	8,604	236,054	0.2%
Elisa OYJ	6,236	239,608	0.2%
Huhtamaki OYJ	6,248	259,292	0.2%
Nokian Renkaat OYJ	5,661	202,902	0.2%
OTHER SECURITIES		1,990,308	1.9%
		2,928,164
France - 4.8%
Arkema SA	2,535	193,809	0.2%
Orpea	2,836	232,544	0.2%
Rubis SCA	2,665	203,727	0.2%
Teleperformance	3,675	313,045	0.3%
UBISOFT Entertainment (I)	7,613	277,350	0.3%
OTHER SECURITIES		3,851,767	3.6%
		5,072,242
Gabon - 0.0%		2,943	0.0%
Germany - 6.3%
Freenet AG	8,192	210,974	0.2%
KUKA AG	1,891	224,295	0.2%
LEG Immobilien AG (I)	2,491	233,080	0.2%
MTU Aero Engines AG	2,479	231,609	0.2%
Rheinmetall AG	3,081	183,255	0.2%
STADA Arzneimittel AG	4,642	240,583	0.2%
OTHER SECURITIES		5,406,231	5.1%
		6,730,027
Gibraltar - 0.0%		33,463	0.0%
Greece - 0.0%		150	0.0%
Guernsey, Channel Islands - 0.0%		3,210	0.0%
Hong Kong - 3.1%		3,310,231	3.1%
India - 0.0%		14,926	0.0%
Ireland - 0.7%		784,452	0.7%
Isle of Man - 0.2%		219,805	0.2%
Israel - 0.6%		622,205	0.6%
Italy - 3.8%
Prysmian SpA	8,789	192,912	0.2%
Recordati SpA	6,917	208,061	0.2%
OTHER SECURITIES		3,596,942	3.4%
		3,997,915
Japan - 23.2%		24,796,086	23.2%
Jersey, Channel Islands - 0.2%		240,930	0.2%
Liechtenstein - 0.1%		57,233	0.1%
Luxembourg - 0.5%
Eurofins Scientific SE	651	241,179	0.2%
OTHER SECURITIES		273,625	0.3%
		514,804

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

COMMON STOCKS (continued)
Macau - 0.0%		$7,991	0.0%
Malta - 0.1%		100,099	0.1%
Monaco - 0.1%		54,029	0.1%
Mongolia - 0.0%		4,073	0.0%
Netherlands - 1.8%		1,939,920	1.8%
New Zealand - 1.5%
Fisher &
Paykel Healthcare Corp., Ltd.	31,682	227,626	0.2%
OTHER SECURITIES		1,371,412	1.3%
		1,599,038
Norway - 0.7%		773,112	0.7%
Peru - 0.0%		39,963	0.0%
Portugal - 0.3%		341,765	0.3%
Russia - 0.0%		24,117	0.0%
Singapore - 1.1%		1,167,062	1.1%
South Africa - 0.1%		62,518	0.1%
Spain - 2.3%
Gamesa Corporacion Tecnologica SA	12,762	254,272	0.2%
Viscofan SA	3,523	195,530	0.2%
OTHER SECURITIES		1,967,754	1.9%
		2,417,556
Sweden - 3.3%		3,547,935	3.3%
Switzerland - 5.3%
Flughafen Zuerich AG	1,355	239,796	0.2%
Georg Fischer AG	265	211,843	0.2%
Helvetia Holding AG	463	240,875	0.2%
Straumann Holding AG	672	265,110	0.3%
Temenos Group AG (I)	4,640	231,590	0.2%
OTHER SECURITIES		4,445,439	4.2%
		5,634,653
Taiwan - 0.0%		0	0.0%
United Arab Emirates - 0.0%		31,590	0.0%
United Kingdom - 14.8%
BBA Aviation PLC	65,305	193,244	0.2%
Bellway PLC	8,717	221,130	0.2%
DS Smith PLC	64,440	333,396	0.3%
Greene King PLC	20,833	216,953	0.2%
Halma PLC	21,707	295,239	0.3%
IG Group Holdings PLC	21,765	235,679	0.2%
Inchcape PLC	26,025	218,828	0.2%
Informa PLC	18,951	184,799	0.2%
Micro Focus International PLC	8,615	185,861	0.2%
Pennon Group PLC	22,238	281,252	0.3%
Rentokil Initial PLC	98,343	253,963	0.2%
Rightmove PLC	5,015	244,939	0.2%
RPC Group PLC	21,241	222,320	0.2%
Spectris PLC	7,772	189,185	0.2%
Spirax-Sarco Engineering PLC	5,227	261,741	0.3%
The Weir Group PLC	10,225	197,481	0.2%
UBM PLC	22,464	192,659	0.2%
OTHER SECURITIES		11,899,643	11.0%
		15,828,312
United States - 0.2%		176,101	0.2%
TOTAL COMMON STOCKS (Cost $109,169,199)		$105,518,584

International Small Company Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

PREFERRED SECURITIES - 0.3%
Germany - 0.3%		$325,861	0.3%
TOTAL PREFERRED SECURITIES (Cost $323,146)		$325,861

RIGHTS - 0.1%
TOTAL RIGHTS (Cost $78,255)		$46,950

WARRANTS - 0.0%
TOTAL WARRANTS (Cost $0)		$2,299

SECURITIES LENDING COLLATERAL - 1.1%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	121,717	1,218,036	1.1%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,218,039)		$1,218,036

SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%		$97,902	0.1%
TOTAL SHORT-TERM
INVESTMENTS (Cost $97,902)		$97,902
Total Investments (International Small Company
Trust) (Cost $110,886,541) - 100.4%		$107,209,632	100.4%
Other Assets And Liabilities, Net - (0.4%)		(447,014)	(0.4)%
TOTAL NET ASSETS - 100.0%		$106,762,618	100.0%

International Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

COMMON STOCKS - 99.1%
Australia - 2.0%
Origin Energy, Ltd.	1,578,725	$6,897,659	0.9%
WorleyParsons, Ltd. (L)	1,589,979	8,724,991	1.1%
		15,622,650
Belgium - 0.7%		5,283,171	0.7%
Canada - 9.5%
Barrick Gold Corp.	723,190	15,440,107	2.0%
Cenovus Energy, Inc.	550,500	7,614,408	1.0%
Precision Drilling Corp.	2,106,400	11,168,265	1.4%
Silver Wheaton Corp.	952,600	22,422,358	2.8%
Suncor Energy, Inc.	288,200	7,994,960	1.0%
OTHER SECURITIES		10,170,275	1.3%
		74,810,373
China - 6.7%
Baidu, Inc., ADR (I)	42,190	6,967,679	0.9%
China Telecom Corp., Ltd., H Shares	20,958,427	9,425,353	1.2%
Sinopec Engineering Group
Company, Ltd., H Shares	8,961,000	8,131,213	1.0%
Trina Solar, Ltd., ADR (I)(L)	1,394,291	10,791,812	1.4%
OTHER SECURITIES		17,671,207	2.2%
		52,987,264
France - 8.4%
AXA SA	420,461	8,313,649	1.1%
BNP Paribas SA	362,306	15,889,189	2.0%
Cie Generale des
Etablissements Michelin	113,680	10,713,319	1.4%
Sanofi	162,713	13,518,698	1.7%

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

COMMON STOCKS (continued)
France (continued)
TOTAL SA	190,846	$9,152,255	1.2%
OTHER SECURITIES		8,441,439	1.0%
		66,028,549
Germany - 6.0%
Bayer AG	76,310	7,664,220	1.0%
Gerresheimer AG	90,920	7,003,729	0.9%
Siemens AG	108,861	11,171,495	1.4%
OTHER SECURITIES		21,800,863	2.7%
		47,640,307
Hong Kong - 4.0%
GCL-Poly Energy Holdings, Ltd. (L)	98,088,000	12,892,345	1.6%
Kingboard Chemical Holdings, Ltd.	3,314,700	6,607,981	0.8%
OTHER SECURITIES		11,931,420	1.6%
		31,431,746
India - 1.3%		10,555,637	1.3%
Israel - 1.9%
Teva Pharmaceutical
Industries, Ltd., ADR	291,724	14,653,297	1.9%
Italy - 2.1%
Eni SpA	677,240	10,908,468	1.4%
OTHER SECURITIES		5,901,643	0.7%
		16,810,111
Japan - 5.0%
Nissan Motor Company, Ltd.	1,505,800	13,438,240	1.7%
SoftBank Group Corp.	276,900	15,659,269	2.0%
OTHER SECURITIES		10,763,152	1.3%
		39,860,661
Luxembourg - 0.9%
Tenaris SA	488,494	7,060,291	0.9%
Mexico - 0.7%		5,339,333	0.7%
Netherlands - 6.7%
Aegon NV	2,268,102	8,986,997	1.1%
ING Groep NV	640,340	6,624,930	0.9%
QIAGEN NV (I)	420,910	9,172,626	1.2%
Royal Dutch Shell PLC, B Shares	517,426	14,295,819	1.8%
SBM Offshore NV (L)	1,173,310	13,597,659	1.7%
		52,678,031
Norway - 0.5%		4,273,643	0.5%
Singapore - 1.0%
United Overseas Bank, Ltd.	604,300	8,326,019	1.0%
South Africa - 0.4%		2,834,408	0.4%
South Korea - 14.0%
Hana Financial Group, Inc.	859,668	17,477,815	2.2%
Hyundai Mobis Company, Ltd.	49,336	10,854,088	1.4%
KB Financial Group, Inc., ADR	733,361	20,871,454	2.6%
Posco Daewoo Corp.	330,464	7,258,998	0.9%
Samsung Electronics Company, Ltd.	35,704	44,464,022	5.6%
OTHER SECURITIES		9,982,728	1.3%
		110,909,105
Spain - 0.5%		3,730,381	0.5%
Sweden - 0.7%		5,409,294	0.7%
Switzerland - 7.0%
ABB, Ltd. (I)	455,600	9,017,280	1.1%
Glencore PLC (I)	5,623,710	11,591,203	1.5%
Roche Holding AG	45,532	12,014,976	1.5%
UBS Group AG	499,300	6,478,714	0.8%

International Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

COMMON STOCKS (continued)
Switzerland (continued)
OTHER SECURITIES		$15,993,312	2.1%
		55,095,485
Taiwan - 1.0%		8,053,380	1.0%
Thailand - 1.1%		9,065,626	1.1%
United Kingdom - 12.9%
Aviva PLC	1,319,940	6,957,820	0.9%
BAE Systems PLC	1,545,061	10,816,351	1.4%
Barclays PLC	4,122,500	7,667,421	1.0%
BP PLC	2,835,625	16,598,464	2.1%
HSBC Holdings PLC	1,661,010	10,290,926	1.3%
Petrofac, Ltd.	1,161,960	12,078,176	1.5%
Standard Chartered PLC	1,528,457	11,596,425	1.5%
OTHER SECURITIES		26,355,230	3.2%
		102,360,813
United States - 4.1%
Halliburton Company	354,130	16,038,548	2.0%
OTHER SECURITIES		16,386,818	2.1%
		32,425,366
TOTAL COMMON STOCKS (Cost $862,930,660)		$783,244,941

SECURITIES LENDING COLLATERAL - 6.3%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	5,023,255	50,268,213	6.3%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $50,268,859)		$50,268,213

SHORT-TERM INVESTMENTS - 0.4%
U.S. Government Agency - 0.4%		$3,000,000	0.4%
TOTAL SHORT-TERM
INVESTMENTS (Cost $3,000,000)		$3,000,000
Total Investments (International Value Trust)
(Cost $916,199,519) - 105.8%		$836,513,154	105.8%
Other Assets And Liabilities, Net - (5.8%)		(46,140,575)	(5.8)%
TOTAL NET ASSETS - 100.0%		$790,372,579	100.0%

Lifestyle Aggressive PS Series

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

AFFILIATED INVESTMENT
COMPANIES (G) - 81.3%
Equity - 81.3%
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	1,037,690	$16,945,484	81.3%
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $17,509,465)		$16,945,484

UNAFFILIATED INVESTMENT
COMPANIES - 18.8%
Exchange-traded funds - 18.8%
Financial Select Sector SPDR Fund	19,209	438,541	2.1%
Vanguard Energy ETF	2,630	250,166	1.2%
Vanguard FTSE Emerging
Markets ETF	32,843	1,156,730	5.6%
Vanguard Health Care ETF	1,313	171,333	0.8%

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Lifestyle Aggressive PS Series (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

UNAFFILIATED INVESTMENT
COMPANIES (continued)
Exchange-traded funds (continued)
Vanguard Information
Technology ETF	5,715	$612,019	2.9%
Vanguard Materials ETF	790	80,920	0.4%
Vanguard Mid-Cap ETF	5,157	637,560	3.1%
Vanguard REIT ETF	2,474	219,370	1.1%
Vanguard Small-Cap ETF	2,959	342,297	1.6%
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $4,055,505)		$3,908,936
Total Investments (Lifestyle Aggressive PS Series)
(Cost $21,564,970) - 100.1%		$20,854,420	100.1%
Other assets and liabilities, net - (0.1%)		(19,381)	(0.1)%
TOTAL NET ASSETS - 100.0%		$20,835,039	100.0%

Lifestyle Balanced PS Series

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

AFFILIATED INVESTMENT
COMPANIES (G) - 100.0%
Equity - 49.9%
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	30,098,142	$491,502,659	49.9%
Fixed income - 50.1%
Bond, Series NAV (JHAM) (A)(1)	35,295,899	493,083,705	50.1%
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $984,134,525)		$984,586,364
Total Investments (Lifestyle Balanced PS Series)
(Cost $984,134,525) - 100.0%		$984,586,364	100.0%
Other assets and liabilities, net - 0.0%		(52,970)	0.0%
TOTAL NET ASSETS - 100.0%		$984,533,394	100.0%

Lifestyle Conservative PS Series

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

AFFILIATED INVESTMENT
COMPANIES (G) - 100.0%
Equity - 19.9%
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	2,524,295	$41,221,730	19.9%
Fixed income - 80.1%
Bond, Series NAV (JHAM) (A)(1)	11,847,826	165,514,134	80.1%
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $203,514,369)		$206,735,864
Total Investments (Lifestyle Conservative PS Series)
(Cost $203,514,369) - 100.0%		$206,735,864	100.0%
Other assets and liabilities, net - 0.0%		(28,670)	0.0%
TOTAL NET ASSETS - 100.0%		$206,707,194	100.0%

Lifestyle Growth PS Series

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

AFFILIATED INVESTMENT
COMPANIES (G) - 100.0%
Equity - 70.5%
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	83,960,101	$1,371,068,452	70.5%
Fixed income - 29.5%
Bond, Series NAV (JHAM) (A)(1)	41,080,452	573,893,909	29.5%
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $1,970,978,883)		$1,944,962,361
Total Investments (Lifestyle Growth PS Series)
(Cost $1,970,978,883) - 100.0%		$1,944,962,361	100.0%
Other assets and liabilities, net - 0.0%		(83,392)	0.0%
TOTAL NET ASSETS - 100.0%		$1,944,878,969	100.0%

Lifestyle Moderate PS Series

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

AFFILIATED INVESTMENT
COMPANIES (G) - 100.0%
Equity - 40.2%
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	8,106,946	$132,386,429	40.2%
Fixed income - 59.8%
Bond, Series NAV (JHAM) (A)(1)	14,104,698	197,042,628	59.8%
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $327,433,330)		$329,429,057
Total Investments (Lifestyle Moderate PS Series)
(Cost $327,433,330) - 100.0%		$329,429,057	100.0%
Other assets and liabilities, net - 0.0%		(32,730)	0.0%
TOTAL NET ASSETS - 100.0%		$329,396,327	100.0%

Mid Cap Index Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

COMMON STOCKS - 96.5%
Consumer discretionary - 11.4%
Domino’s Pizza, Inc.	29,480	$3,873,082	0.4%
NVR, Inc. (I)	2,153	3,833,072	0.4%
OTHER SECURITIES		94,173,053	10.6%
		101,879,207
Consumer staples - 4.5%
Ingredion, Inc.	42,315	5,475,984	0.6%
The WhiteWave Foods Company (I)	103,996	4,881,572	0.6%
OTHER SECURITIES		29,764,662	3.3%
		40,122,218
Energy - 3.5%		31,227,662	3.5%
Financials - 26.1%
Alexandria Real Estate Equities, Inc.	43,426	4,495,460	0.5%
Alleghany Corp. (I)	9,075	4,987,439	0.6%
American
Campus Communities, Inc.	76,678	4,053,966	0.5%
Camden Property Trust	51,142	4,521,976	0.5%

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

COMMON STOCKS (continued)
Financials (continued)
Duke Realty Corp.	203,357	$5,421,498	0.6%
Everest Re Group, Ltd.	24,890	4,546,656	0.5%
FactSet Research Systems, Inc.	24,032	3,879,245	0.4%
Mid-America
Apartment Communities, Inc.	44,388	4,722,883	0.5%
MSCI, Inc.	50,998	3,932,966	0.4%
National Retail Properties, Inc.	84,663	4,378,770	0.5%
New York
Community Bancorp, Inc. (L)	286,288	4,291,457	0.5%
Raymond James Financial, Inc.	74,043	3,650,320	0.4%
Regency Centers Corp.	57,378	4,804,260	0.5%
Reinsurance Group of America, Inc.	37,658	3,652,449	0.4%
SEI Investments Company	79,987	3,848,175	0.4%
Signature Bank (I)	31,555	3,941,851	0.5%
OTHER SECURITIES		163,652,652	18.4%
		232,782,023
Health care - 8.8%
IDEXX Laboratories, Inc. (I)	52,630	4,887,222	0.5%
MEDNAX, Inc. (I)	54,684	3,960,762	0.4%
Mettler-Toledo International, Inc. (I)	15,731	5,740,557	0.6%
ResMed, Inc.	82,538	5,218,878	0.6%
Teleflex, Inc.	25,627	4,543,923	0.5%
The Cooper Companies, Inc.	28,479	4,886,142	0.5%
OTHER SECURITIES		48,899,632	5.7%
		78,137,116
Industrials - 13.0%
AO Smith Corp.	43,752	3,854,989	0.4%
Carlisle Companies, Inc.	37,735	3,987,835	0.5%
Huntington Ingalls Industries, Inc.	27,641	4,644,517	0.5%
IDEX Corp.	44,619	3,663,220	0.4%
Wabtec Corp.	52,976	3,720,504	0.4%
OTHER SECURITIES		96,089,239	10.8%
		115,960,304
Information technology - 16.2%
ANSYS, Inc. (I)	51,756	4,696,857	0.5%
Broadridge Financial Solutions, Inc.	69,495	4,531,074	0.5%
Cadence Design Systems, Inc. (I)	176,863	4,297,771	0.5%
CDK Global, Inc.	91,315	5,067,069	0.6%
Computer Sciences Corp.	81,521	4,047,518	0.5%
Gartner, Inc. (I)	48,499	4,724,288	0.5%
Jack Henry & Associates, Inc.	46,375	4,047,146	0.5%
Synopsys, Inc. (I)	89,253	4,826,802	0.5%
Trimble Navigation, Ltd. (I)	147,593	3,595,365	0.4%
OTHER SECURITIES		105,055,939	11.7%
		144,889,829
Materials - 6.9%
Ashland, Inc.	36,482	4,187,039	0.5%
Packaging Corp. of America	55,323	3,702,768	0.4%
RPM International, Inc.	78,093	3,900,745	0.4%
The Valspar Corp.	42,868	4,631,030	0.5%
OTHER SECURITIES		45,069,656	5.1%
		61,491,238
Telecommunication services - 0.2%		1,651,054	0.2%
Utilities - 5.9%
Aqua America, Inc.	104,205	3,715,950	0.4%
Atmos Energy Corp.	60,096	4,887,007	0.6%
OGE Energy Corp.	117,394	3,844,654	0.4%
UGI Corp.	101,508	4,593,237	0.5%
Westar Energy, Inc.	83,289	4,671,680	0.5%

Mid Cap Index Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

COMMON STOCKS (continued)
Utilities (continued)
OTHER SECURITIES		$30,499,921	3.5%
		52,212,449
TOTAL COMMON STOCKS (Cost $655,606,275)		$860,353,100
Rights 0.0%		618	0.0%
TOTAL RIGHTS (Cost $8,929)		$618

SECURITIES LENDING COLLATERAL - 4.2%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	3,696,349	36,989,361	4.2%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $36,990,129)		$36,989,361

SHORT-TERM INVESTMENTS - 3.0%
Repurchase agreement - 3.0%
Repurchase Agreement with State
Street Corp. dated 06/30/2016 at
0.030% to be repurchased at
$26,750,022 on 07/01/2016,
collateralized by $23,755,000
U.S. Treasury Bonds, 3.000% due
11/15/2045 (valued at
$27,288,556, including interest)	$26,750,000	$26,750,000	3.0%
TOTAL SHORT-TERM
INVESTMENTS (Cost $26,750,000)		$26,750,000
Total Investments (Mid Cap Index Trust)
(Cost $719,355,333) - 103.7%		$924,093,079	103.7%
Other assets and liabilities, net - (3.7%)		(32,679,620)	(3.7)%
TOTAL NET ASSETS - 100.0%		$891,413,459	100.0%

Mid Cap Stock Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

COMMON STOCKS - 87.5%
Consumer discretionary - 20.2%
Advance Auto Parts, Inc.	42,611	$6,887,216	1.0%
Chipotle Mexican Grill, Inc. (I)	24,508	9,870,842	1.4%
Dick’s Sporting Goods, Inc.	265,157	11,947,974	1.7%
Expedia, Inc.	195,930	20,827,359	2.9%
Harman International Industries, Inc.	136,098	9,774,558	1.4%
Hilton Worldwide Holdings, Inc.	326,515	7,356,383	1.0%
Kate Spade & Company (I)	386,798	7,971,907	1.1%
Panera Bread Company, Class A (I)	85,460	18,112,392	2.6%
Samsonite International SA	3,374,980	9,344,851	1.3%
Under Armour, Inc., Class A (I)(L)	189,310	7,597,010	1.1%
Under Armour, Inc., Class C (I)	73,700	2,682,680	0.4%
Wayfair, Inc., Class A (I)(L)	394,743	15,394,977	2.2%
Wyndham Worldwide Corp.	124,501	8,868,206	1.2%
OTHER SECURITIES		6,755,158	0.9%
		143,391,513
Consumer staples - 5.6%
Molson Coors Brewing
Company, Class B	92,480	9,352,502	1.3%
Monster Beverage Corp. (I)	152,711	24,542,185	3.4%

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

COMMON STOCKS (continued)
Consumer staples (continued)
OTHER SECURITIES		$6,142,964	0.9%
		40,037,651
Energy - 3.8%		26,817,123	3.8%
Financials - 5.2%
Equinix, Inc.	38,361	14,873,711	2.1%
S&P Global, Inc.	108,038	11,588,156	1.6%
WeWork
Companies, Inc., Class A (I)(R)	18,198	913,399	0.1%
OTHER SECURITIES		9,319,232	1.4%
		36,694,498
Health care - 19.6%
Align Technology, Inc. (I)	125,490	10,108,220	1.4%
Allergan PLC (I)	36,257	8,378,630	1.2%
athenahealth, Inc. (I)(L)	86,548	11,944,489	1.7%
Becton, Dickinson and Company	63,945	10,844,433	1.5%
Cerner Corp. (I)	183,966	10,780,408	1.5%
DexCom, Inc. (I)	175,391	13,913,768	2.0%
Hologic, Inc. (I)	361,179	12,496,793	1.8%
Incyte Corp. (I)(L)	109,250	8,737,815	1.2%
Insulet Corp. (I)	267,034	8,075,108	1.1%
Ono Pharmaceutical Company, Ltd.	157,950	6,880,471	1.0%
Veeva Systems, Inc., Class A (I)(L)	361,315	12,328,068	1.8%
OTHER SECURITIES		24,319,958	3.4%
		138,808,161
Industrials - 9.4%
AerCap Holdings NV (I)	230,267	7,734,669	1.1%
Fastenal Company (L)	169,920	7,542,749	1.0%
Fortune Brands Home
& Security, Inc.	170,860	9,904,754	1.4%
Landstar System, Inc.	103,333	7,094,844	1.0%
Pentair PLC	121,635	7,090,104	1.0%
Stericycle, Inc. (I)	72,824	7,582,435	1.1%
The Middleby Corp. (I)	112,553	12,971,733	1.8%
TransUnion (I)	211,822	7,083,328	1.0%
		67,004,616
Information technology - 22.7%
Applied Materials, Inc.	404,980	9,707,371	1.4%
Arista Networks, Inc. (I)(L)	137,214	8,833,837	1.2%
Atlassian Corp. PLC, Class A (I)(L)	319,600	8,277,640	1.2%
CoStar Group, Inc. (I)	80,340	17,567,144	2.5%
GoDaddy, Inc., Class A (I)(L)	284,926	8,886,842	1.3%
Guidewire Software, Inc. (I)	157,992	9,757,586	1.4%
Mobileye NV (I)(L)	372,003	17,164,218	2.4%
ServiceNow, Inc. (I)	208,015	13,812,196	1.9%
SS&C Technologies Holdings, Inc.	421,820	11,844,706	1.7%
The Ultimate
Software Group, Inc. (I)	53,966	11,348,510	1.6%
Workday, Inc., Class A (I)	251,756	18,798,621	2.6%
Zillow Group, Inc., Class A (I)(L)	34,542	1,265,964	0.2%
Zillow Group, Inc., Class C (I)(L)	271,804	9,861,049	1.4%
OTHER SECURITIES		13,758,377	1.9%
		160,884,061
Materials - 1.0%
Platform Specialty
Products Corp. (I)(L)	807,386	7,169,590	1.0%
TOTAL COMMON STOCKS (Cost $588,407,471)		$620,807,213

Mid Cap Stock Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

PREFERRED SECURITIES - 10.0%
Consumer discretionary - 0.5%		$3,590,783	0.5%
Financials - 1.9%
WeWork
Companies, Inc., Series D1 (I)(R)	90,446	4,539,688	0.6%
WeWork
Companies, Inc., Series D2 (I)(R)	71,065	3,566,912	0.5%
OTHER SECURITIES		5,202,594	0.8%
		13,309,194
Industrials - 0.5%		3,766,198	0.5%
Information technology - 7.1%
Uber Technologies, Inc. (I)(R)	584,504	28,507,546	4.0%
OTHER SECURITIES		21,610,243	3.1%
		50,117,789
TOTAL PREFERRED
SECURITIES (Cost $49,235,589)		$70,783,964

CORPORATE BONDS - 0.1%
Information technology - 0.1%		$396,255	0.1%
TOTAL CORPORATE BONDS (Cost $396,255)		$396,255

SECURITIES LENDING COLLATERAL - 13.7%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	9,698,354	97,051,427	13.7%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $97,052,624)		$97,051,427

SHORT-TERM INVESTMENTS - 0.8%
Repurchase agreement - 0.8%		$5,900,000	0.8%
TOTAL SHORT-TERM
INVESTMENTS (Cost $5,900,000)		$5,900,000
Total Investments (Mid Cap Stock Trust)
(Cost $740,991,939) - 112.1%		$794,938,859	112.1%
Other assets and liabilities, net - (12.1%)		(86,102,840)	(12.1)%
TOTAL NET ASSETS - 100.0%		$708,836,019	100.0%

Mid Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

COMMON STOCKS - 94.0%
Consumer discretionary - 11.6%
Mattel, Inc.	292,900	$9,164,841	1.2%
News Corp., Class A	1,048,700	11,902,745	1.6%
Pearson PLC	481,246	6,260,099	0.8%
The Gap, Inc. (L)	445,700	9,457,754	1.2%
Tribune Media Company, Class A	344,100	13,481,838	1.8%
Viacom, Inc., Class B	265,900	11,026,873	1.4%
OTHER SECURITIES		27,103,527	3.6%
		88,397,677
Consumer staples - 7.9%
Archer-Daniels-Midland Company	189,900	8,144,811	1.1%
Bunge, Ltd.	289,700	17,135,755	2.2%
Carlsberg A/S, Class B	72,601	6,926,712	0.9%
Sysco Corp.	180,800	9,173,792	1.2%
OTHER SECURITIES		18,699,183	2.5%
		60,080,253

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

COMMON STOCKS (continued)
Energy - 11.4%
Apache Corp.	157,700	$8,779,159	1.1%
Cameco Corp. (I)	562,100	6,166,237	0.8%
Canadian Natural Resources, Ltd.	438,100	13,506,623	1.8%
CONSOL Energy, Inc. (L)	465,300	7,486,677	1.0%
Devon Energy Corp.	329,500	11,944,375	1.6%
Hess Corp.	252,200	15,157,220	2.0%
Murphy Oil Corp.	488,300	15,503,525	2.0%
OTHER SECURITIES		8,869,348	1.1%
		87,413,164
Financials - 28.4%
CNA Financial Corp.	247,900	7,789,018	1.0%
Equity Commonwealth (I)	210,000	6,117,300	0.8%
Fifth Third Bancorp	548,600	9,649,874	1.3%
First Horizon National Corp.	751,049	10,349,455	1.4%
FNF Group	162,016	6,075,600	0.8%
Lazard, Ltd., Class A	210,600	6,271,668	0.8%
Leucadia National Corp.	626,900	10,864,177	1.4%
Loews Corp.	239,400	9,836,946	1.3%
Marsh & McLennan Companies, Inc.	214,000	14,650,440	1.9%
Northern Trust Corp.	219,800	14,563,948	1.9%
Rayonier, Inc.	451,100	11,836,864	1.6%
Synchrony Financial (I)	370,800	9,373,824	1.2%
The Macerich Company	100,400	8,573,156	1.1%
The Progressive Corp.	297,900	9,979,650	1.3%
Weyerhaeuser Company	213,236	6,348,036	0.8%
White Mountains
Insurance Group, Ltd.	15,200	12,798,400	1.7%
OTHER SECURITIES		62,166,706	8.1%
		217,245,062
Health care - 8.4%
Alkermes PLC (I)	222,300	9,607,806	1.3%
Baxter International, Inc.	195,800	8,854,076	1.2%
Hologic, Inc. (I)	490,100	16,957,460	2.2%
Select Medical Holdings Corp. (I)	614,088	6,675,137	0.9%
Zoetis, Inc.	143,500	6,810,510	0.9%
OTHER SECURITIES		15,189,033	1.9%
		64,094,022
Industrials - 8.7%
C.H. Robinson Worldwide, Inc.	168,800	12,533,400	1.6%
Cintas Corp.	73,700	7,232,181	0.9%
Expeditors International
of Washington, Inc.	150,000	7,356,000	1.0%
Textron, Inc.	398,000	14,550,878	1.9%
Xylem, Inc.	137,400	6,134,910	0.8%
OTHER SECURITIES		18,369,917	2.5%
		66,177,286
Information technology - 2.6%
Marvell Technology Group, Ltd.	636,500	6,065,845	0.8%
OTHER SECURITIES		13,810,311	1.8%
		19,876,156
Materials - 10.4%
Franco-Nevada Corp.	213,200	16,211,748	2.1%
Newmont Mining Corp.	374,100	14,634,792	1.9%
Vulcan Materials Company	163,507	19,679,703	2.6%
OTHER SECURITIES		28,550,463	3.8%
		79,076,706
Telecommunication services - 0.6%		4,859,376	0.6%
Utilities - 4.0%
FirstEnergy Corp.	614,451	21,450,484	2.8%

Mid Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

COMMON STOCKS (continued)
Utilities (continued)
NRG Energy, Inc.	630,100	$9,445,199	1.2%
		30,895,683
TOTAL COMMON STOCKS (Cost $630,562,581)		$718,115,385

SECURITIES LENDING COLLATERAL - 3.5%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	2,678,963	26,808,384	3.5%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $26,809,158)		$26,808,384

SHORT-TERM INVESTMENTS - 7.7%
Money market funds - 7.7%
T. Rowe Price Prime Reserve
Fund, 0.3204% (Y)	55,448,607	$55,448,607	7.3%
OTHER SECURITIES		3,000,000	0.4%
		58,448,607
TOTAL SHORT-TERM
INVESTMENTS (Cost $58,448,607)		$58,448,607
Total Investments (Mid Value Trust)
(Cost $715,820,346) - 105.2%		$803,372,376	105.2%
Other assets and liabilities, net - (5.2%)		(39,373,044)	(5.2)%
TOTAL NET ASSETS - 100.0%		$763,999,332	100.0%

Mutual Shares Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

COMMON STOCKS - 86.7%
Consumer discretionary - 8.4%
CBS Corp., Class B	115,537	$6,289,834	1.2%
Charter
Communications, Inc., Class A (I)	30,817	7,046,000	1.4%
General Motors Company	213,680	6,047,144	1.2%
RELX PLC	348,213	6,412,140	1.2%
Twenty-First Century
Fox, Inc., Class B	205,980	5,612,955	1.1%
OTHER SECURITIES		11,797,691	2.3%
		43,205,764
Consumer staples - 12.1%
Altria Group, Inc.	102,682	7,080,951	1.4%
British American Tobacco PLC	158,019	10,244,215	2.0%
CVS Health Corp.	53,043	5,078,337	1.0%
Imperial Brands PLC	132,160	7,167,395	1.4%
PepsiCo, Inc.	56,826	6,020,146	1.2%
Reynolds American, Inc.	113,656	6,129,468	1.2%
The Kroger Company	166,470	6,124,431	1.2%
Walgreens Boots Alliance, Inc.	81,194	6,761,024	1.3%
OTHER SECURITIES		7,955,780	1.4%
		62,561,747
Energy - 7.7%
Baker Hughes, Inc.	106,327	4,798,538	0.9%
Kinder Morgan, Inc.	328,560	6,150,643	1.2%
Marathon Oil Corp.	382,974	5,748,440	1.1%
Royal Dutch Shell PLC, A Shares	230,394	6,319,798	1.2%
Royal Dutch Shell PLC, A Shares	130,520	3,584,750	0.7%

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Energy (continued)
OTHER SECURITIES		$12,831,026	2.6%
		39,433,195
Financials - 21.4%
Alexander’s, Inc.	11,422	4,674,225	0.9%
Alleghany Corp. (I)	13,144	7,223,680	1.4%
American International Group, Inc.	178,475	9,439,543	1.8%
Chubb, Ltd.	61,570	8,047,815	1.6%
Citigroup, Inc.	116,725	4,947,973	0.9%
Citizens Financial Group, Inc.	241,957	4,834,301	0.9%
JPMorgan Chase & Co.	125,530	7,800,434	1.5%
MetLife, Inc.	128,400	5,114,172	1.0%
The Allstate Corp.	74,491	5,210,645	1.0%
The PNC Financial
Services Group, Inc.	119,714	9,743,522	1.9%
Wells Fargo & Company	91,640	4,337,321	0.8%
White Mountains
Insurance Group, Ltd.	15,693	13,213,506	2.6%
XL Group PLC	216,370	7,207,285	1.4%
OTHER SECURITIES		18,788,589	3.7%
		110,583,011
Health care - 13.3%
Eli Lilly & Company	138,668	10,920,105	2.1%
Medtronic PLC	199,199	17,284,497	3.4%
Merck & Company, Inc.	287,480	16,561,723	3.2%
Novartis AG, ADR	107,183	8,843,669	1.7%
Stryker Corp.	62,452	7,483,623	1.5%
Teva Pharmaceutical
Industries, Ltd., ADR	103,335	5,190,517	1.0%
OTHER SECURITIES		2,228,434	0.4%
		68,512,568
Industrials - 4.0%
Caterpillar, Inc.	79,073	5,994,524	1.2%
OTHER SECURITIES		14,759,125	2.8%
		20,753,649
Information technology - 13.6%
CA, Inc.	190,881	6,266,623	1.2%
Cisco Systems, Inc.	282,440	8,103,204	1.6%
EMC Corp.	229,300	6,230,081	1.2%
Microsoft Corp.	338,508	17,321,454	3.4%
Nokia OYJ	456,423	2,599,530	0.5%
Nokia OYJ, ADR (L)	441,401	2,511,572	0.5%
Samsung Electronics Company, Ltd.	5,080	6,326,384	1.2%
Symantec Corp.	437,087	8,977,767	1.8%
OTHER SECURITIES		11,840,762	2.2%
		70,177,377
Materials - 3.8%
International Paper Company	142,534	6,040,591	1.2%
OTHER SECURITIES		13,569,677	2.6%
		19,610,268
Telecommunication services - 1.9%
Vodafone Group PLC	2,027,826	6,182,551	1.2%
OTHER SECURITIES		3,810,523	0.7%
		9,993,074
Utilities - 0.5%		2,363,833	0.5%
TOTAL COMMON STOCKS (Cost $383,499,730)		$447,194,486

Mutual Shares Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE BONDS - 2.2%
Consumer discretionary - 0.6%
iHeartCommunications, Inc.
9.000%, 12/15/2019	$3,977,000	$3,022,520	0.6%
OTHER SECURITIES		—	0.0%
		3,022,520
Energy - 0.0%		40,960	0.0%
Health care - 0.5%		2,513,905	0.5%
Information technology - 0.8%
Avaya, Inc.
7.000%, 04/01/2019 (S)	1,707,000	1,216,238	0.2%
Avaya, Inc.
10.500%, 03/01/2021 (S)	5,580,000	1,227,600	0.2%
OTHER SECURITIES		1,950,610	0.4%
		4,394,448
Materials - 0.0%		68	0.0%
Utilities - 0.3%		1,403,520	0.3%
TOTAL CORPORATE BONDS (Cost $20,291,812)		$11,375,421

TERM LOANS (M) - 3.2%
Consumer discretionary - 2.2%
iHeartCommunications, Inc.
7.210%, 01/30/2019	4,025,467	2,936,912	0.6%
iHeartCommunications, Inc.
7.960%, 07/30/2019	1,293,886	946,154	0.2%
OTHER SECURITIES		7,814,398	1.4%
		11,697,464
Energy - 0.0%		6,578	0.0%
Information technology - 0.5%
Avaya, Inc.
5.134%, 10/26/2017	1,677,110	1,283,828	0.3%
Avaya, Inc.
6.250%, 05/29/2020	815,987	572,551	0.1%
Avaya, Inc.
6.500%, 03/30/2018	866,419	631,403	0.1%
		2,487,782
Utilities - 0.5%		2,477,858	0.5%
TOTAL TERM LOANS (Cost $23,191,792)		$16,669,682
Municipal bonds 0.4%		1,752,908	0.4%
TOTAL MUNICIPAL BONDS (Cost $2,314,731)		$1,752,908

SECURITIES LENDING COLLATERAL - 0.9%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	475,642	4,759,753	0.9%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,759,883)		$4,759,753

SHORT-TERM INVESTMENTS - 6.8%
U.S. Treasury Bills - 4.7%
0.082%, 07/21/2016 *	$1,000,000	$999,899	0.2%
0.190%, 07/07/2016 *	4,000,000	3,999,936	0.8%
0.241%, 07/14/2016 *	2,000,000	1,999,908	0.4%
0.260%, 09/08/2016 *	2,000,000	1,999,228	0.4%
0.271%, 09/15/2016 *	1,000,000	999,543	0.2%
0.271%, 09/22/2016 *	1,000,000	999,444	0.2%
0.325%, 09/01/2016 *	1,000,000	999,581	0.2%
0.345%, 08/25/2016 *	2,000,000	1,999,310	0.4%
0.399%, 11/17/2016 *	5,000,000	4,995,080	0.9%
0.420%, 12/08/2016 *	2,000,000	1,997,408	0.4%

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills (continued)
0.465%, 11/25/2016 *	$2,000,000	$1,997,888	0.4%
0.465%, 12/01/2016 *	1,000,000	998,770	0.2%
		23,985,995
Federal Home Loan Bank Discount Notes - 2.1%
0.182%, 07/01/2016*	11,000,000	11,000,000	2.1%
TOTAL SHORT-TERM
INVESTMENTS (Cost $34,978,527)		$34,985,995
Total Investments (Mutual Shares Trust)
(Cost $469,036,475) - 100.2%		$516,738,245	100.2%
Other assets and liabilities, net - (0.2%)		(857,686)	(0.2)%
TOTAL NET ASSETS - 100.0%		$515,880,559	100.0%

Real Estate Securities Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 98.0%
Financials - 98.0%
Real estate investment trusts - 98.0%
Diversified REITs - 7.5%
Spirit Realty Capital, Inc.	772,902	$9,869,958	2.2%
STORE Capital Corp.	339,588	10,000,867	2.2%
VEREIT, Inc.	642,638	6,516,349	1.5%
Washington Real
Estate Investment Trust	226,910	7,138,589	1.6%
OTHER SECURITIES		11,643	0.0%
		33,537,406
Health care REITs - 10.9%
Healthcare Trust of
America, Inc., Class A	234,243	7,575,419	1.7%
National Health Investors, Inc.	35,240	2,646,172	0.6%
Senior Housing Properties Trust	302,912	6,309,657	1.4%
Ventas, Inc.	242,733	17,675,817	4.0%
Welltower, Inc.	189,479	14,432,615	3.2%
		48,639,680
Hotel and resort REITs - 3.5%
LaSalle Hotel Properties	136,713	3,223,693	0.7%
Pebblebrook Hotel Trust	113,794	2,987,093	0.7%
RLJ Lodging Trust	141,514	3,035,475	0.7%
Sunstone Hotel Investors, Inc.	495,607	5,981,976	1.4%
OTHER SECURITIES		124,457	0.0%
		15,352,694
Industrial REITs - 8.0%
Duke Realty Corp.	430,223	11,469,744	2.6%
Prologis, Inc.	360,878	17,697,457	3.9%
Rexford Industrial Realty, Inc.	315,869	6,661,677	1.5%
		35,828,878
Office REITs - 10.9%
Boston Properties, Inc.	73,865	9,742,794	2.2%
Douglas Emmett, Inc.	219,214	7,786,481	1.7%
Equity Commonwealth (I)	215,835	6,287,274	1.4%
Hudson Pacific Properties, Inc.	202,485	5,908,512	1.3%
Paramount Group, Inc.	395,657	6,306,773	1.4%

Real Estate Securities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Office REITs (continued)
Vornado Realty Trust	126,804	$12,695,616	2.9%
		48,727,450
Residential REITs - 14.4%
American
Campus Communities, Inc.	100,505	5,313,699	1.2%
AvalonBay Communities, Inc.	39,758	7,171,946	1.6%
Camden Property Trust	77,870	6,885,265	1.6%
Equity LifeStyle Properties, Inc.	80,339	6,431,137	1.4%
Equity Residential	440,188	30,320,149	6.8%
Mid-America
Apartment Communities, Inc.	61,855	6,581,372	1.5%
OTHER SECURITIES		1,382,053	0.3%
		64,085,621
Retail REITs - 25.0%
Agree Realty Corp.	130,790	6,309,310	1.4%
DDR Corp.	433,824	7,869,567	1.8%
Equity One, Inc.	211,678	6,811,798	1.5%
Federal Realty Investment Trust	28,048	4,643,346	1.0%
General Growth Properties, Inc.	364,860	10,880,125	2.4%
National Retail Properties, Inc.	134,487	6,955,668	1.6%
Regency Centers Corp.	81,177	6,796,950	1.5%
Retail Properties of
America, Inc., Class A	255,298	4,314,536	1.0%
Simon Property Group, Inc.	185,985	40,340,147	9.0%
The Macerich Company	86,574	7,392,554	1.7%
Urban Edge Properties	270,960	8,090,866	1.8%
OTHER SECURITIES		1,236,024	0.3%
		111,640,891
Specialized REITs - 17.8%
CoreSite Realty Corp.	52,054	4,616,669	1.0%
Crown Castle International Corp.	47,073	4,774,614	1.1%
CubeSmart	128,287	3,961,503	0.9%
Digital Realty Trust, Inc.	83,551	9,106,223	2.0%
DuPont Fabros Technology, Inc.	139,281	6,621,419	1.5%
Education Realty Trust, Inc.	110,184	5,083,890	1.1%
Equinix, Inc.	36,368	14,100,965	3.2%
Extra Space Storage, Inc.	129,293	11,964,774	2.7%
Four Corners Property Trust, Inc.	213,938	4,404,983	1.0%
Public Storage	50,574	12,926,209	2.9%
OTHER SECURITIES		1,564,882	0.4%
		79,126,131
		436,938,751
TOTAL COMMON STOCKS (Cost $391,833,422)		$436,938,751

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SHORT-TERM INVESTMENTS - 1.3%
Repurchase agreement - 1.3%
Repurchase Agreement with State
Street Corp. dated 06/30/2016 at
0.030% to be repurchased at
$5,982,005 on 07/01/2016,
collateralized by $5,850,000
U.S. Treasury Inflation Indexed
Notes, 0.125% due 04/15/2020
(valued at $6,105,938,
including interest)	$5,982,000	$5,982,000	1.3%
TOTAL SHORT-TERM
INVESTMENTS (Cost $5,982,000)		$5,982,000
Total Investments (Real Estate Securities Trust)
(Cost $397,815,422) - 99.3%		$442,920,751	99.3%
Other assets and liabilities, net - 0.7%		3,080,196	0.7%
TOTAL NET ASSETS - 100.0%		$446,000,947	100.0%

Science & Technology Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 90.0%
Consumer discretionary - 19.7%
Amazon.com, Inc. (I)	52,455	$37,537,847	7.7%
Comcast Corp., Class A	89,239	5,817,490	1.2%
Ctrip.com
International, Ltd., ADR (I)(L)	118,800	4,894,560	1.0%
Garmin, Ltd. (L)	79,272	3,362,718	0.7%
JD.com, Inc., ADR (I)(L)	473,600	10,054,528	2.1%
Liberty Global PLC, Series C (I)	261,776	7,499,882	1.5%
News Corp., Class A	389,200	4,417,420	0.9%
The Priceline Group, Inc. (I)	8,777	10,957,295	2.2%
Vipshop
Holdings, Ltd., ADR (I)(L)	292,000	3,261,640	0.7%
OTHER SECURITIES		8,182,161	1.7%
		95,985,541
Financials - 0.7%
American Tower Corp.	27,510	3,125,411	0.6%
OTHER SECURITIES		265,239	0.1%
		3,390,650
Health care - 2.5%
Veeva Systems, Inc., Class A (I)	193,762	6,611,159	1.4%
OTHER SECURITIES		5,655,956	1.1%
		12,267,115
Industrials - 0.3%		1,740,258	0.3%
Information technology - 64.8%
58.com, Inc., ADR (I)(L)	165,600	7,599,384	1.6%
Adobe Systems, Inc. (I)	29,918	2,865,845	0.6%
Alibaba Group
Holding, Ltd., ADR (I)	36,040	2,866,261	0.6%
Alphabet, Inc., Class A (I)	11,702	8,232,708	1.7%
Alphabet, Inc., Class C (I)	17,630	12,201,723	2.5%
Apple, Inc.	76,411	7,304,892	1.5%
Applied Materials, Inc.	265,545	6,365,114	1.3%
Automatic Data Processing, Inc.	44,843	4,119,726	0.8%
Baidu, Inc., ADR (I)	21,550	3,558,983	0.7%
Broadcom, Ltd.	47,873	7,439,464	1.5%

Science & Technology Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
COMMON STOCKS (continued)
Information technology (continued)
Cisco Systems, Inc.		556,815	$15,975,022	3.3%
Corning, Inc.		152,470	3,122,586	0.6%
Criteo SA, ADR (I)		92,262	4,236,671	0.9%
Electronic Arts, Inc. (I)		38,936	2,949,791	0.6%
Facebook, Inc., Class A (I)		128,300	14,662,124	3.0%
Fidelity National
Information Services, Inc.		45,345	3,341,020	0.7%
Hewlett Packard
Enterprise Company		269,500	4,923,765	1.0%
Intuit, Inc.		46,657	5,207,388	1.1%
Lam Research Corp.		77,883	6,546,845	1.3%
LinkedIn Corp., Class A (I)		64,499	12,206,436	2.5%
MasterCard, Inc., Class A		37,684	3,318,453	0.7%
Microchip Technology, Inc. (L)		59,580	3,024,281	0.6%
Micron Technology, Inc. (I)		520,351	7,160,030	1.5%
Microsemi Corp. (I)		100,400	3,281,072	0.7%
Microsoft Corp.		505,035	25,842,641	5.3%
Oracle Corp.		71,534	2,927,887	0.6%
Red Hat, Inc. (I)		141,500	10,272,900	2.1%
Sabre Corp.		158,615	4,249,296	0.9%
salesforce.com, Inc. (I)		142,194	11,291,626	2.3%
SK Hynix, Inc.		357,565	10,175,220	2.1%
Stratasys, Ltd. (I)(L)		149,700	3,426,636	0.7%
TE Connectivity, Ltd.		55,800	3,186,738	0.7%
Tencent Holdings, Ltd.		563,800	12,933,385	2.7%
Visa, Inc., Class A		119,485	8,862,202	1.8%
Western Digital Corp.		73,913	3,493,128	0.7%
Yahoo!, Inc. (I)		186,900	7,019,964	1.4%
OTHER SECURITIES			59,485,641	12.2%
			315,676,848
Telecommunication services - 2.0%
SoftBank Group Corp.		127,800	7,227,349	1.5%
OTHER SECURITIES			2,487,686	0.5%
			9,715,035
TOTAL COMMON STOCKS (Cost $412,316,810)			$438,775,447

PREFERRED SECURITIES - 0.7%
Consumer discretionary - 0.1%			503,428	0.1%
Information technology - 0.6%			2,641,531	0.6%
TOTAL PREFERRED SECURITIES (Cost $2,754,715)			$3,144,959

CORPORATE BONDS - 0.5%
Information technology - 0.5%
Western Digital Corp.
10.500%, 04/01/2024	USD	2,325,000	2,487,750	0.5%
TOTAL CORPORATE BONDS (Cost $2,308,893)			$2,487,750

SECURITIES LENDING COLLATERAL - 6.4%
John Hancock
Collateral Trust,
0.5557% (W)(Y)		3,093,661	30,958,263	6.4%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $30,959,155)			$30,958,263

SHORT-TERM INVESTMENTS - 7.0%
Money market funds - 3.4%
State Street Institutional
U.S. Government Money
Market Fund, Premier
Class, 0.2499% (Y)		3,246,094	$3,246,094	0.7%

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SHORT-TERM INVESTMENTS (continued)
Money market funds (continued)
T. Rowe Price Prime Reserve
Fund, 0.3204% (Y)	13,306,654	$13,306,654	2.7%
		16,552,748
Repurchase agreement - 3.6%
Repurchase Agreement with
State Street Corp. dated
06/30/2016 at 0.030% to be
repurchased at $17,683,015 on
07/01/2016, collateralized by
$17,795,000 U.S. Treasury
Notes, 1.125% due 03/31/2020
(valued at $18,039,681,
including interest)	$17,683,000	$17,683,000	3.6%
TOTAL SHORT-TERM
INVESTMENTS (Cost $34,235,748)		$34,235,748
Total Investments (Science & Technology Trust)
(Cost $482,575,321) - 104.6%		$509,602,167	104.6%
Other assets and liabilities, net - (4.6%)		(22,285,467)	(4.6)%
TOTAL NET ASSETS - 100.0%		$487,316,700	100.0%

Small Cap Growth Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 93.3%
Consumer discretionary - 12.3%
ClubCorp Holdings, Inc.	390,638	$5,078,294	1.3%
Jack in the Box, Inc.	39,083	3,358,011	0.9%
Kate Spade & Company (I)	195,239	4,023,876	1.0%
Panera Bread Company, Class A (I)	48,814	10,345,639	2.6%
Planet Fitness, Inc., Class A (I)(L)	195,537	3,691,739	0.9%
Steven Madden, Ltd. (I)	190,601	6,514,742	1.7%
OTHER SECURITIES		15,127,279	3.9%
		48,139,580
Consumer staples - 1.4%
Post Holdings, Inc. (I)	41,305	3,415,510	0.9%
OTHER SECURITIES		2,188,458	0.5%
		5,603,968
Energy - 2.2%
Patterson-UTI Energy, Inc.	163,887	3,494,071	0.9%
OTHER SECURITIES		5,004,843	1.3%
		8,498,914
Financials - 9.5%
CoreSite Realty Corp.	39,043	3,462,724	0.9%
First American Financial Corp.	94,240	3,790,333	1.0%
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	227,812	4,920,739	1.3%
Kennedy-Wilson Holdings, Inc.	245,970	4,663,591	1.2%
MarketAxess Holdings, Inc.	27,325	3,973,055	1.0%
United Community Banks, Inc.	203,074	3,714,223	0.9%
OTHER SECURITIES		12,512,876	3.2%
		37,037,541
Health care - 19.3%
Acadia Healthcare Company, Inc. (I)	110,212	6,105,745	1.6%
Align Technology, Inc. (I)	68,641	5,529,033	1.4%

Small Cap Growth Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Health care (continued)
DexCom, Inc. (I)	87,160	$6,914,403	1.8%
Five Prime Therapeutics, Inc. (I)	103,054	4,261,283	1.1%
Galapagos NV, ADR (I)(L)	86,114	4,776,744	1.2%
Insulet Corp. (I)	221,956	6,711,949	1.7%
TESARO, Inc. (I)(L)	62,361	5,241,442	1.3%
Veeva Systems, Inc., Class A (I)	198,820	6,783,738	1.7%
OTHER SECURITIES		29,357,613	7.5%
		75,681,950
Industrials - 13.9%
Advanced Drainage Systems, Inc. (L)	180,750	4,947,128	1.3%
Altra Industrial Motion Corp.	161,231	4,350,012	1.1%
Applied Industrial Technologies, Inc.	94,730	4,276,112	1.1%
Knight Transportation, Inc.	259,769	6,904,660	1.8%
Landstar System, Inc.	73,588	5,052,552	1.3%
Masonite International Corp. (I)	63,933	4,228,529	1.1%
The Middleby Corp. (I)	73,119	8,426,965	2.2%
WageWorks, Inc. (I)	66,881	4,000,153	1.0%
OTHER SECURITIES		12,218,934	3.0%
		54,405,045
Information technology - 30.3%
Atlassian Corp. PLC, Class A (I)(L)	185,867	4,813,952	1.2%
CoStar Group, Inc. (I)	36,305	7,938,451	2.0%
Fair Isaac Corp.	67,555	7,634,391	1.9%
GoDaddy, Inc., Class A (I)(L)	182,869	5,703,684	1.5%
Guidewire Software, Inc. (I)	89,256	5,512,451	1.4%
HubSpot, Inc. (I)(L)	94,429	4,100,107	1.0%
InterXion Holding NV (I)	90,897	3,352,281	0.9%
Manhattan Associates, Inc. (I)	52,006	3,335,145	0.9%
Mellanox Technologies, Ltd. (I)	145,576	6,981,825	1.8%
Paylocity Holding Corp. (I)(L)	116,092	5,015,174	1.3%
Proofpoint, Inc. (I)(L)	60,264	3,802,056	1.0%
SS&C Technologies Holdings, Inc.	169,432	4,757,651	1.2%
Telogis, Inc. (I)(R)	473,646	1,364,100	0.3%
The Ultimate
Software Group, Inc. (I)	24,437	5,138,857	1.3%
WEX, Inc. (I)	56,943	5,049,136	1.3%
WNS Holdings, Ltd., ADR (I)	223,017	6,021,459	1.5%
Zendesk, Inc. (I)	230,554	6,082,015	1.6%
Zillow Group, Inc., Class C (I)(L)	106,551	3,865,670	1.0%
OTHER SECURITIES		27,973,468	7.2%
		118,441,873
Materials - 3.6%
Headwaters, Inc. (I)	387,722	6,955,733	1.8%
Platform Specialty
Products Corp. (I)(L)	498,721	4,428,642	1.1%
OTHER SECURITIES		2,548,594	0.7%
		13,932,969
Telecommunication services - 0.8%		3,117,245	0.8%
TOTAL COMMON STOCKS (Cost $351,061,441)		$364,859,085

PREFERRED SECURITIES - 3.3%
Consumer discretionary - 0.3%		1,199,453	0.3%
Information technology - 3.0%
Telogis, Inc. (I)(R)	645,027	2,554,307	0.7%
OTHER SECURITIES		8,957,342	2.3%
		11,511,649
TOTAL PREFERRED
SECURITIES (Cost $11,685,579)		$12,711,102

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
PREFERRED SECURITIES (continued)
Exchange-traded funds 0.2%		$845,578	0.2%
TOTAL EXCHANGE-TRADED
FUNDS (Cost $818,514)		$845,578

SECURITIES LENDING COLLATERAL - 14.4%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	5,630,389	56,343,307	14.4%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $56,344,147)		$56,343,307

SHORT-TERM INVESTMENTS - 0.3%
Repurchase agreement - 0.3%		$1,000,000	0.3%
TOTAL SHORT-TERM
INVESTMENTS (Cost $1,000,000)		$1,000,000
Total Investments (Small Cap Growth Trust)
(Cost $420,909,681) - 111.5%		$435,759,072	111.5%
Other assets and liabilities, net - (11.5%)		(44,881,576)	(11.5)%
TOTAL NET ASSETS - 100.0%		$390,877,496	100.0%

Small Cap Index Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 95.4%
Consumer discretionary - 12.9%
Cracker Barrel Old
Country Store, Inc. (L)	4,639	$795,449	0.2%
DreamWorks Animation
SKG, Inc., Class A (I)	18,941	774,119	0.2%
Texas Roadhouse, Inc.	16,177	737,671	0.2%
OTHER SECURITIES		51,731,587	12.3%
		54,038,826
Consumer staples - 3.0%
B&G Foods, Inc.	15,047	725,265	0.2%
OTHER SECURITIES		11,786,228	2.8%
		12,511,493
Energy - 2.9%		12,190,231	2.9%
Financials - 24.6%
Bank of the Ozarks, Inc.	20,440	766,909	0.2%
CNO Financial Group, Inc.	43,404	757,834	0.2%
DuPont Fabros Technology, Inc.	17,964	854,009	0.2%
Education Realty Trust, Inc.	16,032	739,716	0.2%
First Industrial Realty Trust, Inc.	28,081	781,213	0.2%
FirstMerit Corp.	40,144	813,719	0.2%
Gramercy Property Trust	103,063	950,241	0.2%
Healthcare Realty Trust, Inc.	25,153	880,103	0.2%
Investors Bancorp, Inc.	70,135	777,096	0.2%
Medical Properties Trust, Inc.	57,320	871,837	0.2%
New Residential Investment Corp.	53,443	739,651	0.2%
PrivateBancorp, Inc.	19,155	843,395	0.2%
Prosperity Bancshares, Inc.	16,098	820,837	0.2%
Umpqua Holdings Corp.	53,699	830,724	0.2%
Webster Financial Corp.	21,794	739,906	0.2%
OTHER SECURITIES		90,975,324	21.6%
		103,142,514
Health care - 13.0%
HealthSouth Corp.	21,428	831,835	0.2%

Small Cap Index Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Health care (continued)
NuVasive, Inc. (I)	12,109	$723,149	0.2%
PAREXEL International Corp. (I)	12,769	802,915	0.2%
Prestige Brands Holdings, Inc. (I)	13,044	722,638	0.2%
OTHER SECURITIES		51,401,856	12.2%
		54,482,393
Industrials - 13.2%
Curtiss-Wright Corp.	10,714	902,655	0.2%
Deluxe Corp.	11,798	783,033	0.2%
EMCOR Group, Inc.	14,722	725,206	0.2%
Teledyne Technologies, Inc. (I)	8,252	817,361	0.2%
Woodward, Inc.	12,871	741,884	0.2%
OTHER SECURITIES		51,381,540	12.2%
		55,351,679
Information technology - 16.5%
Advanced Micro Devices, Inc. (I)(L)	160,618	825,577	0.2%
Aspen Technology, Inc. (I)	20,136	810,273	0.2%
Blackbaud, Inc.	11,515	781,869	0.2%
EPAM Systems, Inc. (I)	11,701	752,491	0.2%
Fair Isaac Corp.	7,492	846,671	0.2%
MAXIMUS, Inc.	15,671	867,703	0.2%
Microsemi Corp. (I)	27,713	905,661	0.2%
Take-Two
Interactive Software, Inc. (I)	20,258	768,183	0.2%
ViaSat, Inc. (I)	10,843	774,190	0.2%
OTHER SECURITIES		61,675,423	14.7%
		69,008,041
Materials - 4.3%
Olin Corp.	40,369	1,002,740	0.2%
Sensient Technologies Corp.	10,804	767,516	0.2%
OTHER SECURITIES		16,416,112	3.9%
		18,186,368
Telecommunication services - 0.9%		3,800,480	0.9%
Utilities - 4.1%
ALLETE, Inc.	12,073	780,278	0.2%
Black Hills Corp.	12,501	788,063	0.2%
IDACORP, Inc.	12,202	992,633	0.2%
New Jersey Resources Corp.	20,778	800,992	0.2%
NorthWestern Corp.	11,776	742,712	0.2%
ONE Gas, Inc.	12,522	833,840	0.2%
Portland General Electric Company	21,625	954,095	0.2%
Southwest Gas Corp.	11,416	898,553	0.2%
Spire, Inc.	10,729	760,042	0.2%
WGL Holdings, Inc.	12,223	865,266	0.2%
OTHER SECURITIES		8,689,919	2.1%
		17,106,393
TOTAL COMMON STOCKS (Cost $322,984,146)		$399,818,418
Warrants 0.0%		247	0.0%
TOTAL WARRANTS (Cost $0)		$247

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SECURITIES LENDING COLLATERAL - 8.6%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	3,578,530	$35,810,349	8.6%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $35,809,945)		$35,810,349

SHORT-TERM INVESTMENTS - 4.4%
Repurchase agreement - 4.4%
Repurchase Agreement with State
Street Corp. dated 06/30/2016 at
0.030% to be repurchased at
$18,500,015 on 07/01/2016,
collateralized by $16,410,000
U.S. Treasury Bonds, 3.000% due
05/15/2045 (valued at
$18,871,500, including interest)	$18,500,000	$18,500,000	4.4%
TOTAL SHORT-TERM
INVESTMENTS (Cost $18,500,000)		$18,500,000
Total Investments (Small Cap Index Trust)
(Cost $377,294,091) - 108.4%		$454,129,014	108.4%
Other assets and liabilities, net - (8.4%)		(35,021,741)	(8.4)%
TOTAL NET ASSETS - 100.0%		$419,107,273	100.0%

Small Cap Opportunities Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 98.2%
Consumer discretionary - 13.8%
Cracker Barrel Old
Country Store, Inc. (L)	6,621	$1,135,303	0.6%
Helen of Troy, Ltd. (I)	15,934	1,638,653	0.8%
La-Z-Boy, Inc.	46,011	1,280,026	0.6%
Papa John’s International, Inc.	17,550	1,193,400	0.6%
The Michaels Companies, Inc. (I)	47,971	1,364,295	0.7%
Vail Resorts, Inc.	8,088	1,118,004	0.5%
OTHER SECURITIES		21,152,048	10.0%
		28,881,729
Consumer staples - 3.4%
Pinnacle Foods, Inc.	39,006	1,805,588	0.9%
OTHER SECURITIES		5,240,078	2.5%
		7,045,666
Energy - 6.9%
Energen Corp.	26,706	1,287,496	0.6%
Newfield Exploration Co. (I)	28,620	1,264,432	0.6%
RSP Permian, Inc. (I)	36,118	1,260,157	0.6%
Superior Energy Services, Inc.	79,867	1,470,351	0.7%
OTHER SECURITIES		9,102,416	4.4%
		14,384,852
Financials - 23.8%
American Financial Group, Inc.	16,014	1,183,915	0.6%
CNO Financial Group, Inc.	83,155	1,451,886	0.7%
CubeSmart	43,209	1,334,294	0.6%
E*TRADE Financial Corp. (I)	55,669	1,307,665	0.6%
East West Bancorp, Inc.	32,636	1,115,498	0.5%
Great Western Bancorp, Inc.	35,327	1,114,214	0.5%
IBERIABANK Corp.	19,403	1,158,941	0.6%
Janus Capital Group, Inc.	84,009	1,169,405	0.6%
Pinnacle Financial Partners, Inc.	23,667	1,156,133	0.6%

Small Cap Opportunities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Financials (continued)
PrivateBancorp, Inc.	25,111	$1,105,637	0.5%
The Hanover Insurance Group, Inc.	18,231	1,542,707	0.7%
Western Alliance Bancorp (I)	36,198	1,181,865	0.6%
OTHER SECURITIES		34,889,122	16.7%
		49,711,282
Health care - 8.4%
Analogic Corp.	14,698	1,167,609	0.6%
Bio-Techne Corp.	11,710	1,320,537	0.6%
Hill-Rom Holdings, Inc.	24,660	1,244,097	0.6%
LifePoint Health, Inc. (I)	18,839	1,231,505	0.6%
OTHER SECURITIES		12,620,276	6.0%
		17,584,024
Industrials - 17.5%
Albany International Corp., Class A	33,055	1,319,886	0.6%
Apogee Enterprises, Inc.	31,851	1,476,294	0.7%
Dycom Industries, Inc. (I)	20,383	1,829,578	0.9%
EnerSys	23,896	1,421,095	0.7%
Mobile Mini, Inc.	34,946	1,210,529	0.6%
Old Dominion Freight Line, Inc. (I)	18,953	1,143,055	0.6%
Waste Connections, Inc.	25,672	1,849,668	0.9%
Watts Water
Technologies, Inc., Class A	19,909	1,159,898	0.6%
OTHER SECURITIES		25,149,396	11.9%
		36,559,399
Information technology - 15.7%
Blackbaud, Inc.	18,216	1,236,866	0.6%
Coherent, Inc. (I)	11,894	1,091,631	0.5%
DST Systems, Inc.	10,024	1,167,094	0.6%
Entegris, Inc. (I)	93,454	1,352,279	0.7%
Intersil Corp., Class A	87,963	1,191,019	0.6%
Jack Henry & Associates, Inc.	14,117	1,231,991	0.6%
Microsemi Corp. (I)	33,538	1,096,022	0.5%
Take-Two
Interactive Software, Inc. (I)	32,400	1,228,608	0.6%
Tech Data Corp. (I)	18,291	1,314,208	0.6%
OTHER SECURITIES		21,774,772	10.4%
		32,684,490
Materials - 6.1%
Graphic Packaging Holding Company	121,288	1,520,952	0.7%
Minerals Technologies, Inc.	22,546	1,280,613	0.6%
Sensient Technologies Corp.	18,982	1,348,481	0.7%
OTHER SECURITIES		8,608,607	4.1%
		12,758,653
Telecommunication services - 1.4%
Iridium Communications, Inc. (I)(L)	132,438	1,176,049	0.6%
OTHER SECURITIES		1,756,270	0.8%
		2,932,319
Utilities - 1.2%
UGI Corp.	34,809	1,575,107	0.8%
OTHER SECURITIES		848,789	0.4%
		2,423,896
TOTAL COMMON STOCKS (Cost $194,191,306)		$204,966,310

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SECURITIES LENDING COLLATERAL - 4.1%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	843,926	$8,445,163	4.1%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,445,348)		$8,445,163

SHORT-TERM INVESTMENTS - 1.0%
Money market funds - 1.0%
State Street Institutional Liquid
Reserves Fund, Premier
Class, 0.4706% (Y)	2,149,428	$2,149,428	1.0%
TOTAL SHORT-TERM
INVESTMENTS (Cost $2,149,428)		$2,149,428
Total Investments (Small Cap Opportunities Trust)
(Cost $204,786,082) - 103.3%		$215,560,901	103.3%
Other assets and liabilities, net - (3.3%)		(6,788,480)	(3.3)%
TOTAL NET ASSETS - 100.0%		$208,772,421	100.0%

Small Cap Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 96.9%
Consumer discretionary - 6.2%
Fred’s, Inc., Class A	635,992	$10,245,831	1.6%
The Cato Corp., Class A	259,996	9,807,049	1.5%
OTHER SECURITIES		20,254,143	3.1%
		40,307,023
Consumer staples - 3.6%
C&C Group PLC	2,172,438	8,520,466	1.3%
Cranswick PLC	356,836	9,953,505	1.5%
OTHER SECURITIES		5,335,153	0.8%
		23,809,124
Energy - 5.1%
RSP Permian, Inc. (I)	281,930	9,836,538	1.5%
SEACOR Holdings, Inc. (I)(L)	151,898	8,802,489	1.3%
OTHER SECURITIES		14,999,605	2.3%
		33,638,632
Financials - 23.8%
Corporate Office Properties Trust	241,287	7,134,857	1.1%
Education Realty Trust, Inc.	198,183	9,144,164	1.4%
First Midwest Bancorp, Inc.	655,881	11,517,270	1.8%
First Niagara Financial Group, Inc.	762,702	7,428,717	1.1%
Great Western Bancorp, Inc.	309,836	9,772,227	1.5%
Hancock Holding Company	344,540	8,995,939	1.4%
International Bancshares Corp.	494,004	12,888,564	2.0%
MB Financial, Inc.	316,788	11,493,069	1.8%
Northwest Bancshares, Inc.	845,610	12,540,396	1.9%
Primerica, Inc.	146,340	8,376,502	1.3%
Summit Hotel Properties, Inc.	531,919	7,042,608	1.1%
Webster Financial Corp.	439,690	14,927,476	2.3%
OTHER SECURITIES		34,115,684	5.1%
		155,377,473
Health care - 7.3%
Allscripts
Healthcare Solutions, Inc. (I)	821,540	10,433,558	1.6%
Charles River
Laboratories International, Inc. (I)	108,700	8,961,228	1.4%

Small Cap Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

COMMON STOCKS (continued)
Health care (continued)
Haemonetics Corp. (I)	325,340	$9,431,607	1.5%
OTHER SECURITIES		18,602,556	2.8%
		47,428,949
Industrials - 33.2%
ACCO Brands Corp. (I)	1,146,620	11,844,585	1.8%
Albany International Corp., Class A	376,114	15,018,232	2.3%
CIRCOR International, Inc.	140,232	7,991,822	1.2%
Cubic Corp.	296,630	11,912,661	1.8%
ESCO Technologies, Inc.	249,152	9,951,131	1.5%
Essendant, Inc.	383,888	11,731,617	1.8%
FTI Consulting, Inc. (I)	319,315	12,989,734	2.0%
G&K Services, Inc., Class A	200,330	15,339,268	2.3%
GATX Corp. (L)	224,870	9,887,534	1.5%
Huron Consulting Group, Inc. (I)	106,530	6,436,543	1.0%
Matthews
International Corp., Class A	186,970	10,403,011	1.6%
Mistras Group, Inc. (I)	371,543	8,868,731	1.4%
Mueller Industries, Inc.	533,810	17,017,863	2.6%
Primoris Services Corp.	364,930	6,908,125	1.1%
SP Plus Corp. (I)	442,328	9,987,766	1.5%
Thermon Group Holdings, Inc. (I)	486,150	9,338,942	1.4%
TriMas Corp. (I)	639,721	11,514,978	1.8%
Tyman PLC	2,329,269	7,775,916	1.2%
OTHER SECURITIES		22,025,425	3.4%
		216,943,884
Information technology - 9.0%
Belden, Inc.	273,319	16,500,268	2.5%
Coherent, Inc. (I)	76,090	6,983,540	1.1%
Diebold, Inc.	328,820	8,164,601	1.2%
Forrester Research, Inc.	267,093	9,845,048	1.5%
ScanSource, Inc. (I)	295,770	10,976,025	1.7%
OTHER SECURITIES		6,355,350	1.0%
		58,824,832
Materials - 5.1%
Deltic Timber Corp.	148,646	9,978,606	1.5%
Greif, Inc., Class A	250,670	9,342,471	1.4%
Sensient Technologies Corp.	198,310	14,087,942	2.2%
OTHER SECURITIES		151,771	0.0%
		33,560,790
Utilities - 3.6%
Spire, Inc.	110,260	7,810,818	1.2%
WGL Holdings, Inc.	127,180	9,003,072	1.4%
OTHER SECURITIES		6,766,153	1.0%
		23,580,043
TOTAL COMMON STOCKS (Cost $521,238,819)		$633,470,750

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SECURITIES LENDING COLLATERAL - 4.1%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	2,668,065	$26,699,322	4.1%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $26,700,198)		$26,699,322

SHORT-TERM INVESTMENTS - 2.9%
Repurchase agreement - 2.9%
Bank of America Tri-Party
Repurchase Agreement dated
06/30/2016 at 0.440% to be
repurchased at $18,900,231 on
07/01/2016, collateralized by
$18,054,291 Government National
Mortgage Association, 3.500%
due 10/20/2042 (valued at
$19,278,001, including interest)	$18,900,000	$18,900,000	2.9%
TOTAL SHORT-TERM
INVESTMENTS (Cost $18,900,000)		$18,900,000
Total Investments (Small Cap Value Trust)
(Cost $566,839,017) - 103.9%		$679,070,072	103.9%
Other assets and liabilities, net - (3.9%)		(25,517,681)	(3.9)%
TOTAL NET ASSETS - 100.0%		$653,552,391	100.0%

Small Company Growth Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 95.5%
Consumer discretionary - 14.4%
Carter’s, Inc.	9,183	$977,714	0.9%
G-III Apparel Group, Ltd. (I)	23,089	1,055,629	1.0%
Jack in the Box, Inc.	12,448	1,069,532	1.0%
Pool Corp.	10,991	1,033,484	1.0%
Texas Roadhouse, Inc.	25,463	1,161,113	1.1%
Vail Resorts, Inc.	8,849	1,223,197	1.1%
OTHER SECURITIES		8,876,460	8.3%
		15,397,129
Consumer staples - 2.7%
B&G Foods, Inc.	21,487	1,035,673	1.0%
Lancaster Colony Corp.	9,728	1,241,390	1.1%
OTHER SECURITIES		646,664	0.6%
		2,923,727
Energy - 4.2%
Energen Corp.	19,579	943,904	0.9%
Parsley Energy, Inc., Class A (I)	34,980	946,559	0.9%
Patterson-UTI Energy, Inc.	62,097	1,323,908	1.2%
OTHER SECURITIES		1,303,732	1.2%
		4,518,103
Financials - 9.8%
Corrections Corp. of America	30,622	1,072,382	1.0%
OTHER SECURITIES		9,390,936	8.8%
		10,463,318
Health care - 20.6%
Bio-Techne Corp.	9,376	1,057,332	1.0%
Chemed Corp.	10,444	1,423,622	1.3%
DexCom, Inc. (I)	14,651	1,162,264	1.1%
HealthEquity, Inc. (I)	32,436	985,568	0.9%

Small Company Growth Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Health care (continued)
HealthSouth Corp.	23,340	$906,059	0.8%
Hill-Rom Holdings, Inc.	19,120	964,604	0.9%
Nektar Therapeutics (I)	64,627	919,642	0.9%
NuVasive, Inc. (I)	17,236	1,029,334	1.0%
NxStage Medical, Inc. (I)	45,969	996,608	0.9%
PerkinElmer, Inc.	17,785	932,290	0.9%
VCA, Inc. (I)	16,368	1,106,640	1.0%
VWR Corp. (I)	36,193	1,045,979	1.0%
OTHER SECURITIES		9,488,014	8.9%
		22,017,956
Industrials - 13.6%
Acuity Brands, Inc.	7,107	1,762,252	1.7%
AO Smith Corp.	10,667	939,869	0.9%
Knight Transportation, Inc.	37,750	1,003,395	0.9%
TransDigm Group, Inc. (I)	3,809	1,004,395	0.9%
WABCO Holdings, Inc. (I)	9,829	900,042	0.8%
Watsco, Inc.	8,703	1,224,425	1.1%
OTHER SECURITIES		7,676,148	7.3%
		14,510,526
Information technology - 25.9%
Aspen Technology, Inc. (I)	22,892	921,174	0.9%
Booz Allen Hamilton Holding Corp.	35,576	1,054,473	1.0%
Cognex Corp.	20,384	878,550	0.8%
CoStar Group, Inc. (I)	7,618	1,665,752	1.5%
EPAM Systems, Inc. (I)	20,041	1,288,837	1.2%
Fair Isaac Corp.	9,814	1,109,080	1.0%
Guidewire Software, Inc. (I)	18,735	1,157,074	1.1%
Manhattan Associates, Inc. (I)	33,139	2,125,204	2.0%
MicroStrategy, Inc., Class A (I)	6,142	1,074,973	1.0%
MKS Instruments, Inc.	23,773	1,023,665	1.0%
Monolithic Power Systems, Inc.	18,174	1,241,648	1.2%
Proofpoint, Inc. (I)	15,474	976,255	0.9%
SYNNEX Corp.	11,591	1,099,059	1.0%
Take-Two
Interactive Software, Inc. (I)	24,742	938,217	0.9%
The Ultimate
Software Group, Inc. (I)	6,137	1,290,550	1.2%
OTHER SECURITIES		9,917,013	9.2%
		27,761,524
Materials - 2.9%
Berry Plastics Group, Inc. (I)	24,485	951,242	0.9%
Martin Marietta Materials, Inc.	6,586	1,264,512	1.2%
PolyOne Corp.	26,763	943,128	0.8%
		3,158,882
Telecommunication services - 1.4%
SBA
Communications Corp., Class A (I)	14,360	1,550,018	1.4%
TOTAL COMMON STOCKS (Cost $86,670,922)		$102,301,183

SECURITIES LENDING COLLATERAL - 3.4%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	363,496	3,637,505	3.4%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,637,609)		$3,637,505

SHORT-TERM INVESTMENTS - 3.3%

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SHORT-TERM INVESTMENTS (continued)
Money market funds - 3.3%
State Street Institutional Liquid
Reserves Fund, Premier
Class, 0.4706% (Y)	3,510,710	$3,510,710	3.3%
TOTAL SHORT-TERM
INVESTMENTS (Cost $3,510,710)		$3,510,710
Total Investments (Small Company Growth Trust)
(Cost $93,819,241) - 102.2%		$109,449,398	102.2%
Other assets and liabilities, net - (2.2%)		(2,367,423)	(2.2)%
TOTAL NET ASSETS - 100.0%		$107,081,975	100.0%

Small Company Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 98.9%
Consumer discretionary - 11.3%
Aaron’s, Inc.	97,100	$2,125,519	0.7%
Dorman Products, Inc. (I)	42,500	2,431,000	0.8%
Drew Industries, Inc.	40,500	3,436,019	1.1%
Pool Corp.	36,900	3,469,707	1.2%
OTHER SECURITIES		22,293,422	7.5%
		33,755,667
Consumer staples - 3.8%
Energizer Holdings, Inc.	41,400	2,131,686	0.7%
PriceSmart, Inc.	26,200	2,451,534	0.8%
OTHER SECURITIES		6,881,085	2.3%
		11,464,305
Energy - 3.5%
Matador Resources Company (I)(L)	121,200	2,399,760	0.8%
OTHER SECURITIES		7,876,289	2.7%
		10,276,049
Financials - 36.0%
Acadia Realty Trust	81,800	2,905,536	1.0%
American Campus Communities, Inc.	46,300	2,447,881	0.8%
Cedar Realty Trust, Inc.	363,000	2,697,090	0.9%
Columbia Banking System, Inc.	94,300	2,646,058	0.9%
East West Bancorp, Inc.	117,400	4,012,732	1.3%
EastGroup Properties, Inc.	32,600	2,246,792	0.8%
Glacier Bancorp, Inc.	96,100	2,554,338	0.9%
Hercules Capital, Inc.	165,300	2,053,026	0.7%
Home BancShares, Inc.	300,200	5,940,958	2.0%
Kilroy Realty Corp.	31,400	2,081,506	0.7%
Popular, Inc.	89,100	2,610,630	0.9%
ProAssurance Corp.	108,500	5,810,175	2.0%
Prosperity Bancshares, Inc.	52,500	2,676,975	0.9%
PS Business Parks, Inc.	21,400	2,270,112	0.8%
Saul Centers, Inc.	40,200	2,480,742	0.8%
SVB Financial Group (I)	29,600	2,816,736	0.9%
Wintrust Financial Corp.	40,200	2,050,200	0.7%
OTHER SECURITIES		56,880,703	19.0%
		107,182,190
Health care - 7.6%
Atrion Corp.	7,470	3,196,114	1.1%
Halyard Health, Inc. (I)	76,000	2,471,520	0.8%
WellCare Health Plans, Inc. (I)	19,800	2,124,144	0.7%
West Pharmaceutical Services, Inc.	71,000	5,387,480	1.8%

Small Company Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Health care (continued)
OTHER SECURITIES		$9,419,542	3.2%
		22,598,800
Industrials - 14.6%
Beacon Roofing Supply, Inc. (I)	60,500	2,750,935	0.9%
ESCO Technologies, Inc.	62,500	2,496,250	0.8%
G&K Services, Inc., Class A	32,200	2,465,554	0.8%
Genesee &
Wyoming, Inc., Class A (I)	36,500	2,151,675	0.7%
Landstar System, Inc.	65,000	4,462,900	1.5%
McGrath RentCorp	93,130	2,848,847	1.0%
Universal Forest Products, Inc.	31,000	2,873,390	1.0%
OTHER SECURITIES		23,537,249	7.9%
		43,586,800
Information technology - 9.3%
Advanced Energy Industries, Inc. (I)	70,300	2,668,588	0.9%
Belden, Inc.	54,100	3,266,017	1.1%
Cabot Microelectronics Corp.	50,600	2,142,404	0.7%
Littelfuse, Inc.	33,400	3,947,546	1.3%
SYNNEX Corp.	41,300	3,916,066	1.3%
OTHER SECURITIES		11,845,289	4.0%
		27,785,910
Materials - 5.1%
Clearwater Paper Corp. (I)	41,400	2,706,318	0.9%
Innospec, Inc.	45,300	2,083,347	0.7%
Minerals Technologies, Inc.	46,600	2,646,880	0.9%
Myers Industries, Inc.	141,200	2,033,280	0.7%
OTHER SECURITIES		5,797,534	1.9%
		15,267,359
Utilities - 7.7%
El Paso Electric Company	43,000	2,032,610	0.7%
NorthWestern Corp.	51,300	3,235,491	1.1%
ONE Gas, Inc.	60,800	4,048,672	1.4%
PNM Resources, Inc.	120,700	4,277,608	1.4%
Portland General Electric Company	54,700	2,413,364	0.8%
Southwest Gas Corp.	28,700	2,258,977	0.8%
OTHER SECURITIES		4,586,604	1.5%
		22,853,326
TOTAL COMMON STOCKS (Cost $219,684,252)		$294,770,406

SECURITIES LENDING COLLATERAL - 2.8%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	834,975	8,355,594	2.8%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,355,789)		$8,355,594

SHORT-TERM INVESTMENTS - 0.9%
Money market funds - 0.9%		$2,738,392	0.9%
TOTAL SHORT-TERM
INVESTMENTS (Cost $2,738,392)		$2,738,392
Total Investments (Small Company Value Trust)
(Cost $230,778,433) - 102.6%		$305,864,392	102.6%
Other assets and liabilities, net - (2.6%)		(7,736,976)	(2.6)%
TOTAL NET ASSETS - 100.0%		$298,127,416	100.0%

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 96.7%
Consumer discretionary - 11.8%
Amazon.com, Inc. (I)	114,157	$81,693,032	0.9%
Comcast Corp., Class A	714,374	46,570,041	0.5%
McDonald’s Corp.	258,953	31,162,404	0.3%
The Home Depot, Inc.	366,910	46,850,738	0.5%
The Walt Disney Company	440,738	43,112,991	0.5%
Toyota Motor Corp.	667,852	32,924,101	0.4%
OTHER SECURITIES		850,370,960	8.7%
		1,132,684,267
Consumer staples - 10.3%
Altria Group, Inc.	577,701	39,838,261	0.4%
British American Tobacco PLC	466,186	30,222,376	0.3%
CVS Health Corp.	316,875	30,337,613	0.3%
Nestle SA	797,290	61,772,676	0.7%
PepsiCo, Inc.	426,180	45,149,509	0.5%
Philip Morris International, Inc.	457,857	46,573,214	0.5%
The Coca-Cola Company	1,148,924	52,080,725	0.6%
The Procter & Gamble Company	784,841	66,452,487	0.7%
Wal-Mart Stores, Inc.	450,256	32,877,693	0.4%
OTHER SECURITIES		587,622,330	5.9%
		992,926,884
Energy - 6.1%
Chevron Corp.	556,589	58,347,225	0.6%
Exxon Mobil Corp.	1,223,891	114,727,542	1.2%
Royal Dutch Shell PLC, A Shares	1,052,707	28,912,748	0.3%
Royal Dutch Shell PLC, B Shares	936,669	25,878,827	0.3%
Schlumberger, Ltd.	410,914	32,495,079	0.4%
OTHER SECURITIES		323,950,886	3.3%
		584,312,307
Financials - 18.4%
Bank of America Corp.	3,031,728	40,231,031	0.4%
Berkshire
Hathaway, Inc., Class B (I)	552,457	79,990,249	0.8%
Citigroup, Inc.	865,515	36,689,181	0.4%
HSBC Holdings PLC	4,923,007	30,500,729	0.3%
JPMorgan Chase & Co.	1,077,609	66,962,623	0.7%
State Street Corp.	117,425	6,331,556	0.1%
Wells Fargo & Company	1,363,048	64,513,062	0.7%
OTHER SECURITIES		1,447,389,594	15.0%
		1,772,608,025
Health care - 13.2%
AbbVie, Inc.	476,759	29,516,150	0.3%
Amgen, Inc.	222,046	33,784,299	0.4%
Bristol-Myers Squibb Company	492,737	36,240,806	0.4%
Gilead Sciences, Inc.	392,665	32,756,114	0.4%
Johnson & Johnson	811,755	98,465,882	1.0%
Medtronic PLC	415,060	36,014,756	0.4%
Merck & Company, Inc.	814,851	46,943,566	0.5%
Novartis AG	569,014	46,965,559	0.5%
Pfizer, Inc.	1,789,169	62,996,640	0.7%
Roche Holding AG	175,690	46,361,038	0.5%
UnitedHealth Group, Inc.	280,509	39,607,871	0.4%
OTHER SECURITIES		762,641,250	7.7%
		1,272,293,931
Industrials - 11.0%
3M Company	178,843	31,318,986	0.3%
General Electric Company	2,713,440	85,419,091	0.9%
OTHER SECURITIES		941,517,780	9.8%
		1,058,255,857

Strategic Equity Allocation Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Information technology - 14.5%
Alphabet, Inc., Class A (I)	86,544	$60,886,300	0.6%
Alphabet, Inc., Class C (I)	87,254	60,388,493	0.6%
Apple, Inc.	1,615,999	154,489,504	1.6%
Cisco Systems, Inc.	1,484,289	42,584,251	0.5%
Facebook, Inc., Class A (I)	682,097	77,950,045	0.8%
IBM Corp.	260,780	39,581,188	0.4%
Intel Corp.	1,392,956	45,688,957	0.5%
Microsoft Corp.	2,318,576	118,641,534	1.3%
Oracle Corp.	918,628	37,599,444	0.4%
Visa, Inc., Class A	561,134	41,619,309	0.4%
OTHER SECURITIES		711,089,902	7.4%
		1,390,518,927
Materials - 4.4%		417,905,781	4.4%
Telecommunication services - 3.2%
AT&T, Inc.	1,816,329	78,483,576	0.8%
Verizon Communications, Inc.	1,202,722	67,159,996	0.7%
OTHER SECURITIES		166,449,778	1.7%
		312,093,350
Utilities - 3.8%		363,618,797	3.8%
TOTAL COMMON STOCKS (Cost $7,412,003,027)		$9,297,218,126

PREFERRED SECURITIES - 0.1%
Consumer discretionary - 0.1%		8,827,269	0.1%
Consumer staples - 0.0%		5,438,123	0.0%
Materials - 0.0%		676,034	0.0%
TOTAL PREFERRED
SECURITIES (Cost $17,374,403)		$14,941,426
Rights 0.0%		110,056	0.0%
TOTAL RIGHTS (Cost $307,854)		$110,056

SECURITIES LENDING COLLATERAL - 1.4%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	13,288,317	132,976,190	1.4%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $132,954,374)		$132,976,190

SHORT-TERM INVESTMENTS - 2.6%
Repurchase agreement - 2.6%
Repurchase Agreement with State
Street Corp. dated 06/30/2016 at
0.030% to be repurchased at
$251,630,210 on 07/01/2016,
collateralized by $209,685,000
U.S. Treasury Bonds, 3.000%-
3.750% due 11/15/2043 to
05/15/2045 (valued at
$256,673,613, including interest)	$251,630,000	$251,630,000	2.6%
TOTAL SHORT-TERM
INVESTMENTS (Cost $251,630,000)		$251,630,000
Total Investments (Strategic Equity Allocation Trust)
(Cost $7,814,269,658) - 100.8%		$9,696,875,798	100.8%
Other assets and liabilities, net - (0.8%)		(81,618,813)	(0.8)%
TOTAL NET ASSETS - 100.0%		$9,615,256,985	100.0%

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 98.5%
Consumer discretionary - 13.1%
Amazon.com, Inc. (I)	11,178	$7,999,200	1.4%
Comcast Corp., Class A	59,232	3,861,334	0.7%
McDonald’s Corp.	22,163	2,667,095	0.5%
NIKE, Inc., Class B	40,899	2,257,625	0.4%
The Home Depot, Inc.	30,425	3,884,968	0.7%
The Walt Disney Company	39,703	3,883,747	0.7%
OTHER SECURITIES		51,810,717	8.7%
		76,364,686
Consumer staples - 10.1%
Altria Group, Inc.	46,917	3,235,396	0.6%
CVS Health Corp.	26,645	2,550,992	0.5%
PepsiCo, Inc.	35,324	3,742,225	0.7%
Philip Morris International, Inc.	36,912	3,754,689	0.7%
The Coca-Cola Company	104,109	4,719,261	0.8%
The Kraft Heinz Company	28,435	2,515,929	0.4%
The Procter & Gamble Company	64,365	5,449,785	1.0%
Wal-Mart Stores, Inc.	76,528	5,588,075	1.0%
Walgreens Boots Alliance, Inc.	25,970	2,162,522	0.4%
OTHER SECURITIES		24,793,025	4.0%
		58,511,899
Energy - 7.5%
Chevron Corp.	44,769	4,693,134	0.8%
Exxon Mobil Corp.	99,927	9,367,157	1.6%
Schlumberger, Ltd.	33,766	2,670,215	0.5%
OTHER SECURITIES		26,712,652	4.6%
		43,443,158
Financials - 17.0%
Bank of America Corp.	249,784	3,314,634	0.6%
Berkshire
Hathaway, Inc., Class B (I)	57,603	8,340,338	1.5%
Citigroup, Inc.	71,059	3,012,191	0.5%
JPMorgan Chase & Co.	88,070	5,472,670	1.0%
State Street Corp.	9,811	529,009	0.1%
Wells Fargo & Company	122,160	5,781,833	1.0%
OTHER SECURITIES		72,104,818	12.3%
		98,555,493
Health care - 13.1%
AbbVie, Inc.	39,440	2,441,730	0.4%
Allergan PLC (I)	9,329	2,155,839	0.4%
Amgen, Inc.	18,083	2,751,328	0.5%
Bristol-Myers Squibb Company	39,613	2,913,536	0.5%
Gilead Sciences, Inc.	34,630	2,888,835	0.5%
Johnson & Johnson	66,261	8,037,459	1.4%
Merck & Company, Inc.	67,245	3,873,984	0.7%
Pfizer, Inc.	146,070	5,143,125	0.9%
UnitedHealth Group, Inc.	22,717	3,207,640	0.6%
OTHER SECURITIES		42,697,726	7.2%
		76,111,202
Industrials - 10.0%
3M Company	14,888	2,607,187	0.5%
General Electric Company	239,980	7,554,570	1.3%
Honeywell International, Inc.	18,636	2,167,740	0.4%
United Parcel Service, Inc., Class B	21,514	2,317,488	0.4%
United Technologies Corp.	21,248	2,178,982	0.4%
OTHER SECURITIES		41,037,993	7.0%
		57,863,960
Information technology - 18.6%
Alphabet, Inc., Class C (I)	16,388	11,342,135	2.0%
Apple, Inc.	133,310	12,744,436	2.2%

Total Stock Market Index Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Information technology (continued)
Cisco Systems, Inc.	121,634	$3,489,679	0.6%
Facebook, Inc., Class A (I)	67,407	7,703,272	1.3%
IBM Corp.	23,364	3,546,188	0.6%
Intel Corp.	112,806	3,700,037	0.7%
MasterCard, Inc., Class A	27,105	2,386,866	0.4%
Microsoft Corp.	191,681	9,808,317	1.7%
Oracle Corp.	105,589	4,321,758	0.8%
Visa, Inc., Class A	53,100	3,938,427	0.7%
OTHER SECURITIES		44,731,670	7.6%
		107,712,785
Materials - 3.1%		17,977,034	3.1%
Telecommunication services - 2.6%
AT&T, Inc.	146,356	6,324,043	1.1%
Verizon Communications, Inc.	98,881	5,521,515	1.0%
OTHER SECURITIES		3,278,522	0.5%
		15,124,080
Utilities - 3.4%		19,838,908	3.4%
TOTAL COMMON STOCKS (Cost $340,629,233)		$571,503,205

CONVERTIBLE BONDS - 0.0%
Health care - 0.0%		$751	0.0%
TOTAL CONVERTIBLE BONDS (Cost $779)		$751
Warrants 0.0%		212	0.0%
TOTAL WARRANTS (Cost $19,078)		$212

SECURITIES LENDING COLLATERAL - 1.7%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	998,028	9,987,271	1.7%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $9,987,287)		$9,987,271

SHORT-TERM INVESTMENTS - 1.8%
Repurchase agreement - 1.8%
Repurchase Agreement with State Street Corp. dated 06/30/2016 at 0.030% to be repurchased at $10,520,008 on 07/01/2016, collateralized by $9,340,000 U.S. Treasury Bonds, 3.000% due 05/15/2045 to 11/15/2045 (valued at $10,733,194, including interest)	$10,520,000	$10,520,000	1.8%
TOTAL SHORT-TERM
INVESTMENTS (Cost $10,520,000)		$10,520,000
Total Investments (Total Stock Market Index Trust)
(Cost $361,156,377) - 102.0%		$592,011,439	102.0%
Other assets and liabilities, net - (2.0%)		(11,662,702)	(2.0)%
TOTAL NET ASSETS - 100.0%		$580,348,737	100.0%

U.S. Equity Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

COMMON STOCKS - 96.3%
Consumer discretionary - 14.7%
Bed Bath & Beyond, Inc.	117,200	$5,065,384	0.8%

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Consumer discretionary (continued)
Comcast Corp., Class A	107,800	$7,027,482	1.0%
Foot Locker, Inc.	119,400	6,550,284	1.0%
Lear Corp.	50,900	5,179,584	0.8%
Lowe’s Companies, Inc.	54,700	4,330,599	0.6%
NIKE, Inc., Class B	87,040	4,804,608	0.7%
Omnicom Group, Inc.	57,500	4,685,675	0.7%
Target Corp.	54,500	3,805,190	0.6%
The Home Depot, Inc.	184,200	23,520,498	3.5%
OTHER SECURITIES		33,256,024	5.0%
		98,225,328
Consumer staples - 5.0%
CVS Health Corp.	55,600	5,323,144	0.8%
Dr. Pepper Snapple Group, Inc.	145,100	14,021,013	2.1%
Ingredion, Inc.	56,900	7,363,429	1.1%
OTHER SECURITIES		6,363,578	1.0%
		33,071,164
Energy - 6.3%
Chevron Corp.	107,771	11,297,634	1.7%
Tesoro Corp.	114,800	8,600,816	1.3%
Valero Energy Corp.	360,700	18,395,700	2.7%
OTHER SECURITIES		4,074,683	0.6%
		42,368,833
Financials - 13.9%
Aflac, Inc.	55,300	3,990,448	0.6%
Capital One Financial Corp.	91,000	5,779,410	0.9%
Citigroup, Inc.	242,100	10,262,619	1.5%
JPMorgan Chase & Co.	283,400	17,610,476	2.6%
Nasdaq, Inc.	61,800	3,996,606	0.6%
The Travelers Companies, Inc.	176,900	21,058,176	3.2%
OTHER SECURITIES		30,307,364	4.5%
		93,005,099
Health care - 15.5%
Aetna, Inc.	83,500	10,197,855	1.5%
Anthem, Inc.	54,800	7,197,432	1.1%
Johnson & Johnson	251,500	30,506,950	4.6%
Pfizer, Inc.	698,900	24,608,269	3.7%
UnitedHealth Group, Inc.	171,222	24,176,546	3.6%
OTHER SECURITIES		7,211,422	1.0%
		103,898,474
Industrials - 12.3%
3M Company	92,000	16,111,040	2.4%
Cintas Corp.	47,400	4,651,362	0.7%
Delta Air Lines, Inc.	176,000	6,411,680	1.0%
Emerson Electric Company	90,200	4,704,832	0.7%
Honeywell International, Inc.	54,000	6,281,280	0.9%
Northrop Grumman Corp.	21,500	4,779,020	0.7%
Snap-on, Inc.	39,000	6,154,980	0.9%
United Parcel Service, Inc., Class B	38,600	4,157,992	0.6%
OTHER SECURITIES		28,839,726	4.4%
		82,091,912
Information technology - 20.0%
Accenture PLC, Class A	65,200	7,386,508	1.1%
Amdocs, Ltd.	82,800	4,779,216	0.7%
Apple, Inc.	200,120	19,131,472	2.9%
Arrow Electronics, Inc. (I)	86,200	5,335,780	0.8%
Avnet, Inc.	128,400	5,201,484	0.8%
Cisco Systems, Inc.	623,319	17,883,022	2.7%
Fiserv, Inc. (I)	66,400	7,219,672	1.1%
IBM Corp.	74,302	11,277,558	1.7%

U.S. Equity Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Information technology (continued)
Intel Corp.	588,900	$19,315,920	2.9%
Paychex, Inc.	110,300	6,562,850	1.0%
QUALCOMM, Inc.	176,702	9,465,926	1.4%
OTHER SECURITIES		20,358,451	2.9%
		133,917,859
Materials - 2.5%
Avery Dennison Corp.	74,300	5,553,925	0.8%
LyondellBasell
Industries NV, Class A	132,900	9,890,418	1.5%
OTHER SECURITIES		1,550,753	0.2%
		16,995,096
Telecommunication services - 4.3%
Verizon Communications, Inc.	501,100	27,981,424	4.2%
OTHER SECURITIES		531,180	0.1%
		28,512,604
Utilities - 1.8%		12,175,009	1.8%
TOTAL COMMON STOCKS (Cost $614,186,822)		$644,261,378
Rights 0.0%		108	0.0%
TOTAL RIGHTS (Cost $1,554)		$108

SECURITIES LENDING COLLATERAL - 0.2%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	137,358	1,374,543	0.2%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,374,584)		$1,374,543

SHORT-TERM INVESTMENTS - 3.6%
U.S. Government - 1.2%
U.S. Treasury Bill
0.888%, 10/27/2016 *	$8,000,000	$7,994,224	1.2%
Money market funds - 2.4%
State Street Institutional Treasury
Money Market Fund, Premier
Class, 0.1372% (Y)	15,622,042	$15,622,042	2.4%
TOTAL SHORT-TERM
INVESTMENTS (Cost $23,612,119)		$23,616,266
Total Investments (U.S. Equity Trust)
(Cost $639,175,079) - 100.1%		$669,252,295	100.1%
Other assets and liabilities, net - (0.1%)		(445,172)	(0.1)%
TOTAL NET ASSETS - 100.0%		$668,807,123	100.0%

Utilities Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 84.6%
Consumer discretionary - 6.2%
Charter
Communications, Inc., Class A (I)	47,889	$10,949,341	2.9%
Comcast Corp., Class A	125,150	8,158,529	2.2%
OTHER SECURITIES		4,068,463	1.1%
		23,176,333
Energy - 13.4%
Enbridge, Inc.	166,753	7,064,044	1.9%

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Energy (continued)
Energy Transfer Partners LP	160,749	$6,119,714	1.7%
Enterprise Products Partners LP	254,537	7,447,753	2.0%
EQT Midstream Partners LP (L)	50,260	4,035,878	1.1%
Kinder Morgan, Inc.	68,070	1,274,270	0.3%
Plains GP Holdings LP, Class A	220,099	2,295,633	0.6%
Sunoco Logistics Partners LP	143,208	4,117,230	1.1%
The Williams Companies, Inc.	168,730	3,649,630	1.0%
Williams Partners LP	115,629	4,005,389	1.1%
OTHER SECURITIES		10,008,567	2.6%
		50,018,108
Financials - 1.6%
American Tower Corp.	52,301	5,941,917	1.6%
Industrials - 0.3%		1,118,732	0.3%
Telecommunication services - 9.8%
BT Group PLC	462,930	2,544,539	0.7%
Com Hem Holding AB	642,987	5,429,775	1.5%
Hellenic
Telecommunications
Organization SA	261,761	2,391,625	0.6%
KDDI Corp.	87,200	2,651,728	0.7%
Mobile TeleSystems PJSC, ADR	265,929	2,201,892	0.6%
SBA
Communications Corp.,
Class A (I)	42,520	4,589,609	1.2%
TDC A/S	607,590	2,977,476	0.8%
Vodafone Group PLC	1,360,191	4,147,028	1.1%
OTHER SECURITIES		9,695,515	2.6%
		36,629,187
Utilities - 53.3%
AES Corp.	704,574	8,793,084	2.4%
Ameren Corp.	104,288	5,587,751	1.5%
American Electric
Power Company, Inc.	136,653	9,578,009	2.6%
Calpine Corp. (I)	647,392	9,549,032	2.6%
China Longyuan Power
Group Corp., H Shares	2,545,000	2,124,569	0.6%
China Resources Gas Group, Ltd.	1,334,000	4,056,879	1.1%
DTE Energy Company	47,469	4,705,127	1.3%
Dynegy, Inc. (I)	428,068	7,379,892	2.0%
Edison International	41,024	3,186,334	0.8%
EDP - Energias de Portugal SA	2,375,145	7,271,667	1.9%
EDP Renovaveis SA	1,390,065	10,462,956	2.8%
Enel SpA	2,014,206	8,941,955	2.4%
Engie SA	243,263	3,905,991	1.0%
Exelon Corp.	469,253	17,062,039	4.6%
FirstEnergy Corp.	124,154	4,334,216	1.2%
Iberdrola SA	502,018	3,424,548	0.9%
NextEra Energy Partners LP	117,973	3,584,020	1.0%
NextEra Energy, Inc.	143,749	18,744,870	5.0%
NRG Energy, Inc.	389,773	5,842,697	1.6%
NRG Yield, Inc., Class A (L)	141,699	2,156,659	0.6%
NRG Yield, Inc., Class C	128,504	2,003,377	0.5%
PG&E Corp.	125,457	8,019,211	2.1%
PPL Corp.	392,229	14,806,645	4.0%
Public Service
Enterprise Group, Inc.	62,583	2,916,994	0.8%
Sempra Energy	118,261	13,484,119	3.6%
SSE PLC	195,014	4,058,855	1.1%
OTHER SECURITIES		12,375,540	3.3%
		198,357,036
TOTAL COMMON STOCKS (Cost $317,483,072)		$315,241,313

Utilities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
PREFERRED SECURITIES - 9.4%
Energy - 1.7%
Anadarko Petroleum Corp., 7.500%	62,536	$2,292,570	0.6%
Kinder Morgan, Inc., 9.750% (L)	81,547	3,983,571	1.1%
		6,276,141
Financials - 0.5%
American Tower Corp., 5.500%	17,328	1,946,281	0.5%
Telecommunication services - 0.8%
Frontier
Communications Corp., 11.125%	31,318	2,969,573	0.8%
Utilities - 6.4%
Dominion Resources, Inc., 6.000%	60,028	3,607,683	1.0%
Dominion Resources, Inc., 6.375%	51,179	2,653,119	0.7%
Dynegy, Inc., 5.375% (L)	44,210	2,738,810	0.7%
Dynegy, Inc., 7.000%	12,563	1,353,286	0.4%
Exelon Corp., 6.500%	172,678	8,519,933	2.3%
NextEra Energy, Inc., 5.799%	20,564	1,371,824	0.4%
NextEra Energy, Inc., 6.371%	32,851	2,128,088	0.6%
OTHER SECURITIES		1,260,745	0.3%
		23,633,488
TOTAL PREFERRED
SECURITIES (Cost $35,531,371)		$34,825,483
Other 0.3%		1,068,226	0.3%
TOTAL OTHER (Cost $872,013)		$1,068,226

SECURITIES LENDING COLLATERAL - 2.9%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	1,075,836	10,765,890	2.9%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $10,766,201)		$10,765,890

SHORT-TERM INVESTMENTS - 2.6%
U.S. Government Agency - 1.3%
Federal Home Loan Bank Discount
Note
0.100%, 07/01/2016*	$4,913,000	$4,913,000	1.3%
Repurchase agreement - 1.3%
Repurchase Agreement with State Street Corp. dated 06/30/2016 at 0.030% to be repurchased at $4,892,004 on 07/01/2016, collateralized by $4,790,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 04/15/2019 (valued at $4,993,575, including interest)	4,892,000	4,892,000	1.3%
TOTAL SHORT-TERM
INVESTMENTS (Cost $9,805,000)		$9,805,000
Total Investments (Utilities Trust)
(Cost $374,457,657) - 99.8%		$371,705,912	99.8%
Other assets and liabilities, net - 0.2%		868,873	0.2%
TOTAL NET ASSETS - 100.0%		$372,574,785	100.0%

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 96.6%
Consumer discretionary - 11.4%
Advance Auto Parts, Inc.	83,671	$13,523,744	2.6%
Ascena Retail Group, Inc. (I)	900,353	6,293,467	1.2%
Dana Holding Corp.	458,131	4,837,863	0.9%
Johnson Controls, Inc.	482,702	21,364,392	4.1%
TEGNA, Inc.	588,755	13,641,453	2.6%
		59,660,919
Consumer staples - 3.0%
ConAgra Foods, Inc.	334,027	15,969,831	3.0%
Energy - 7.6%
Amec Foster Wheeler PLC	874,372	5,749,082	1.1%
Amec Foster Wheeler PLC, ADR	38,139	249,048	0.0%
Baker Hughes, Inc.	277,302	12,514,639	2.4%
Devon Energy Corp.	444,594	16,116,533	3.1%
The Williams Companies, Inc.	250,127	5,410,247	1.0%
		40,039,549
Financials - 23.6%
Arthur J. Gallagher & Company	249,292	11,866,299	2.3%
BB&T Corp.	408,249	14,537,747	2.8%
Comerica, Inc.	244,803	10,068,747	1.9%
FNF Group	430,490	16,143,375	3.1%
Forest City
Realty Trust, Inc., Class A	841,722	18,778,818	3.6%
Kimco Realty Corp.	207,170	6,500,995	1.3%
Stifel Financial Corp. (I)	289,597	9,107,826	1.7%
Willis Towers Watson PLC	131,279	16,319,292	3.1%
Wintrust Financial Corp.	296,079	15,100,029	2.9%
Zions Bancorporation	193,155	4,853,985	0.9%
		123,277,113
Health care - 8.5%
Brookdale Senior Living, Inc. (I)	651,241	10,055,161	1.9%
HealthSouth Corp.	400,160	15,534,211	3.0%
Universal Health
Services, Inc., Class B	142,026	19,045,687	3.6%
		44,635,059
Industrials - 16.3%
Babcock &
Wilcox Enterprises, Inc. (I)	214,094	3,145,041	0.6%
Clean Harbors, Inc. (I)	227,757	11,868,417	2.3%
Fluor Corp.	263,164	12,968,722	2.5%
Ingersoll-Rand PLC	221,255	14,089,517	2.7%
Masco Corp.	305,033	9,437,721	1.8%
Owens Corning	233,732	12,041,873	2.3%
Swift Transportation Company (I)	455,033	7,012,059	1.3%
Textron, Inc.	409,862	14,984,555	2.8%
		85,547,905
Information technology - 12.3%
Ciena Corp. (I)	753,952	14,136,600	2.7%
Citrix Systems, Inc. (I)	143,747	11,512,697	2.2%
Diebold, Inc.	340,257	8,448,581	1.6%
Keysight Technologies, Inc. (I)	426,452	12,405,489	2.4%
Teradata Corp. (I)	436,668	10,947,267	2.1%
Zebra
Technologies Corp., Class A (I)	133,674	6,697,067	1.3%
		64,147,701
Materials - 7.6%
Eagle Materials, Inc.	191,477	14,772,451	2.8%
Eastman Chemical Company	212,447	14,425,151	2.8%
W.R. Grace & Company	141,739	10,376,712	2.0%
		39,574,314

Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Telecommunication services - 2.7%
Level 3 Communications, Inc. (I)	273,512	$14,083,133	2.7%
Utilities - 3.6%
CenterPoint Energy, Inc.	227,768	5,466,432	1.0%
Edison International	172,117	13,368,327	2.6%
		18,834,759
TOTAL COMMON STOCKS (Cost $483,258,184)		$505,770,283

SHORT-TERM INVESTMENTS - 4.0%
Money market funds - 4.0%
State Street Institutional Liquid
Reserves Fund, Premier
Class, 0.4706% (Y)	20,751,359	$20,751,359	4.0%
TOTAL SHORT-TERM
INVESTMENTS (Cost $20,751,359)		$20,751,359
Total Investments (Value Trust)
(Cost $504,009,543) - 100.6%		$526,521,642	100.6%
Other assets and liabilities, net - (0.6%)		(3,275,189)	(0.6)%
TOTAL NET ASSETS - 100.0%		$523,246,453	100.0%

Percentages are based upon net assets.

Footnotes

Key to Security Abbreviations and Legend

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
Franklin	Franklin Advisers, Inc./Franklin Mutual Advisers, LLC
FTSE	Financial Times and Stock Exchange
GDR	Global Depositary Receipts
JHAM	John Hancock Asset Management
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipts
Templeton	Templeton Global Advisors Limited
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(I)	Non-income producing security.
(L)	A portion of the security is on loan as of June 30, 2016.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to Note 11 of the Notes to financial statements.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2016.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust

Portfolio of investments — June 30, 2016 (showing percentage of total net assets)

Certain portfolios had the following country concentration as a percentage of net assets on 6-30-16:

Alpha Opportunities Trust
United States	84.6%
Canada	3.3%
United Kingdom	2.3%
Switzerland	1.7%
Ireland	1.6%
China	1.4%
Japan	1.2%
Other countries	3.9%
Total	100.0%
Capital Appreciation Trust
United States	86.6%
China	4.8%
Spain	2.3%
Ireland	2.0%
Denmark	1.6%
Netherlands	1.1%
Other countries	1.6%
Total	100.0%
Capital Appreciation Value Trust
United States	89.6%
United Kingdom	5.1%
Cayman Islands	1.5%
Netherlands	1.3%
Canada	1.2%
Other countries	1.3%
Total	100.0%
Financial Industries Trust
United States	84.7%
Switzerland	3.2%
United Kingdom	3.0%
Bermuda	2.4%
Denmark	1.8%
Italy	1.7%
Ireland	1.2%
Other countries	2.0%
Total	100.0%
Fundamental Large Cap Value Trust
United States	88.7%
Ireland	2.4%
Netherlands	2.0%
South Korea	1.6%
Switzerland	1.5%
United Kingdom	1.5%
France	1.2%
Canada	1.1%
Total	100.0%
Mid Value Trust
United States	88.9%
Canada	4.8%
Bermuda	1.6%
Ireland	1.2%
United Kingdom	1.1%
Other countries	2.4%
Total	100.0%
Mutual Shares Trust
United States	76.5%
United Kingdom	7.4%
Ireland	4.7%
Switzerland	3.8%
Netherlands	2.7%
South Korea	1.2%
Israel	1.0%
Finland	1.0%
Other countries	1.7%
Total	100.0%
Science & Technology Trust
United States	78.2%
China	9.8%
South Korea	2.1%
United Kingdom	1.7%
Singapore	1.6%
Japan	1.5%
Switzerland	1.3%
Other countries	3.8%
Total	100.0%
Strategic Equity Allocation Trust
United States	67.9%
Japan	7.1%
United Kingdom	5.5%
Switzerland	3.2%
France	2.9%
Germany	2.6%
Australia	2.3%
Netherlands	1.3%
Ireland	1.0%
Hong Kong	1.0%
Other countries	5.2%
Total	100.0%
Utilities Trust
United States	74.4%
Spain	4.1%
United Kingdom	3.4%
Italy	2.6%
Canada	2.6%
Portugal	2.0%
France	1.6%
Sweden	1.5%
Brazil	1.2%
Hong Kong	1.1%
Other countries	5.5%
Total	100.0%

53

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2016 (unaudited)

Assets	500 Index Trust B	All Cap Core Trust	Alpha Opportunities Trust	American Asset Allocation Trust
Unaffiliated investments, at value	$3,661,261,844	$292,743,550	$600,052,173	$1,510,469,961
Affiliated investments, at value	24,167,408	22,042,459	24,454,566	—
Repurchase agreements, at value	105,700,000	—	28,700,000	—
Total investments, at value	3,791,129,252	314,786,009	653,206,739	1,510,469,961
Cash	52,387	—	84,101	—
Foreign currency, at value	—	—	21,732	—
Cash held at broker for futures contracts	4,820,000	133,579	—	—
Receivable for investments sold	2,915,708	299,956	2,634,718	270,799
Unrealized appreciation on forward foreign currency contracts	—	—	915	—
Receivable for fund shares sold	573,580	—	1,399	46,451
Dividends and interest receivable	4,063,773	470,497	711,669	—
Receivable for securities lending income	9,951	18,424	34,410	—
Receivable for futures variation margin	1,267,954	36,330	—	—
Receivable due from advisor	23,878	—	—	—
Other assets	60,779	56,022	4,641	179,036
Total assets	3,804,917,262	315,800,817	656,700,324	1,510,966,247

Liabilities
Due to custodian	—	299,956	—	—
Payable for investments purchased	3,795,887	—	5,061,182	—
Payable for fund shares repurchased	15,922,638	234,675	—	285,823
Payable upon return of securities loaned	24,178,960	22,049,025	24,460,389	—
Payable to affiliates
Accounting and legal services fees	101,845	8,222	17,766	41,917
Trustees’ fees	1,994	171	389	896
Other liabilities and accrued expenses	181,390	32,816	57,816	42,787
Total liabilities	44,182,714	22,624,865	29,597,542	371,423
Net assets	$3,760,734,548	$293,175,952	$627,102,782	$1,510,594,824

Net assets consist of
Paid-in capital	$2,201,434,281	$479,307,739	$551,105,484	$843,608,351
Undistributed net investment income (loss)	49,016,874	2,916,959	2,981,325	(251,023)
Accumulated undistributed net realized gain (loss) on investments	19,258,281	(197,447,421)	26,355,659	219,742,704
Net unrealized appreciation (depreciation) on investments	1,491,025,112	8,398,675	46,660,314	447,494,792
Net assets	$3,760,734,548	$293,175,952	$627,102,782	$1,510,594,824
Unaffiliated investments, including repurchase agreements, at cost	$2,275,601,649	$284,380,691	$582,087,522	$1,062,975,169
Affiliated investments, at cost	$24,167,954	$22,042,973	$24,455,071	—
Foreign currency, at cost	—	—	$21,828	—
Securities loaned, unaffiliated investments, at value	$23,985,900	$21,894,201	$24,347,559	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$2,204,437,920	$70,224,834	$876,924	$230,809,459
Shares outstanding	84,188,655	2,528,217	80,108	15,557,517
Net asset value, offering price and redemption price per share	$26.18	$27.78	$10.95	$14.84

Series II
Net assets	$52,280,953	$6,352,185	—	$1,143,043,979
Shares outstanding	1,996,788	229,378	—	77,107,855
Net asset value, offering price and redemption price per share	$26.18	$27.69	—	$14.82

Series III
Net assets	—	—	—	$136,741,386
Shares outstanding	—	—	—	9,203,557
Net asset value, offering price and redemption price per share	—	—	—	$14.86

Series NAV
Net assets	$1,504,015,675	$216,598,933	$626,225,858	—
Shares outstanding	57,437,465	7,793,564	57,125,994	—
Net asset value, offering price and redemption price per share	$26.19	$27.79	$10.96	—

54

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2016 (unaudited)

Assets	American Global Growth Trust	American Growth Trust	American Growth-Income Trust	American International Trust
Unaffiliated investments, at value	$215,704,733	$865,534,139	$1,053,004,668	$501,116,815
Total investments, at value	215,704,733	865,534,139	1,053,004,668	501,116,815
Cash	203,568	—	—	—
Receivable for investments sold	—	3,716,684	2,060,838	—
Receivable for fund shares sold	1,493,742	8,086	140,268	5,135,028
Receivable due from advisor	474	—	—	—
Other assets	370	1,372	54,533	815
Total assets	217,402,887	869,260,281	1,055,260,307	506,252,658

Liabilities
Payable for investments purchased	1,489,851	—	—	4,811,495
Payable for fund shares repurchased	—	3,708,430	2,182,258	313,357
Payable to affiliates
Accounting and legal services fees	6,088	24,086	29,539	14,161
Trustees’ fees	128	544	650	308
Other liabilities and accrued expenses	21,725	31,094	34,177	23,673
Total liabilities	1,517,792	3,764,154	2,246,624	5,162,994
Net assets	$215,885,095	$865,496,127	$1,053,013,683	$501,089,664

Net assets consist of
Paid-in capital	$191,386,649	$441,791,116	$594,469,853	$533,351,915
Undistributed net investment income (loss)	4,335	(679,058)	259,929	(822,857)
Accumulated undistributed net realized gain (loss) on investments	39,080,031	304,934,118	365,218,556	(30,545,251)
Net unrealized appreciation (depreciation) on investments	(14,585,920)	119,449,951	93,065,345	(894,143)
Net assets	$215,885,095	$865,496,127	$1,053,013,683	$501,089,664
Unaffiliated investments, including repurchase agreements, at cost	$230,290,653	$746,084,188	$959,939,323	$502,010,958

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$10,827,502	$104,532,407	$239,310,409	$87,663,908
Shares outstanding	730,220	4,294,773	10,989,154	5,123,281
Net asset value, offering price and redemption price per share	$14.83	$24.34	$21.78	$17.11

Series II
Net assets	$174,379,436	$668,539,504	$598,318,742	$371,892,641
Shares outstanding	11,794,137	27,563,208	27,531,578	21,763,305
Net asset value, offering price and redemption price per share	$14.79	$24.25	$21.73	$17.09

Series III
Net assets	$30,678,157	$92,424,216	$215,384,532	$41,533,115
Shares outstanding	2,070,777	3,804,570	9,890,441	2,431,506
Net asset value, offering price and redemption price per share	$14.81	$24.29	$21.78	$17.08

55

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2016 (unaudited)

Assets	American New World Trust	Blue Chip Growth Trust	Capital Appreciation Trust	Capital Appreciation Value Trust
Unaffiliated investments, at value	$74,469,648	$1,531,812,437	$834,033,923	$369,555,890
Affiliated investments, at value	—	24,459,722	19,983,408	—
Repurchase agreements, at value	—	—	20,822,000	675,000
Total investments, at value	74,469,648	1,556,272,159	874,839,331	370,230,890
Cash	—	—	968	1,349,456
Foreign currency, at value	—	—	—	55,327
Receivable for investments sold	—	1,561,141	12,345,578	8,724,604
Receivable for fund shares sold	122,165	32,161	—	—
Dividends and interest receivable	—	810,760	364,683	1,465,943
Receivable for securities lending income	—	14,834	20,014	—
Other assets	125	208,886	226,409	8,301
Total assets	74,591,938	1,558,899,941	887,796,983	381,834,521

Liabilities
Payable for investments purchased	61,649	2,732,812	5,975,889	1,190,846
Payable for fund shares repurchased	58,979	137,324	282,401	488,142
Payable upon return of securities loaned	—	24,465,350	19,985,325	—
Written options, at value	—	—	—	2,014,705
Payable to affiliates
Accounting and legal services fees	2,033	43,929	24,330	10,356
Trustees’ fees	23	985	558	193
Other liabilities and accrued expenses	17,877	100,921	66,304	41,829
Total liabilities	140,561	27,481,321	26,334,807	3,746,071
Net assets	$74,451,377	$1,531,418,620	$861,462,176	$378,088,450

Net assets consist of
Paid-in capital	$88,057,592	$737,628,559	$494,480,928	$302,146,111
Undistributed net investment income (loss)	(196,920)	1,304,948	996,316	2,918,424
Accumulated undistributed net realized gain (loss) on investments	(3,568,607)	325,731,365	178,880,211	39,587,631
Net unrealized appreciation (depreciation) on investments	(9,840,688)	466,753,748	187,104,721	33,436,284
Net assets	$74,451,377	$1,531,418,620	$861,462,176	$378,088,450
Unaffiliated investments, including repurchase agreements, at cost	$84,310,336	$1,065,057,534	$667,755,303	$336,394,628
Affiliated investments, at cost	—	$24,460,363	$19,983,987	—
Foreign currency, at cost	—	—	—	$54,971
Premiums received on written options	—	—	—	$1,618,335
Securities loaned, unaffiliated investments, at value	—	$24,160,020	$20,003,726	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$31,658,349	$270,444,821	$165,827,911	$2,689,588
Shares outstanding	2,806,867	8,848,976	12,588,792	222,988
Net asset value, offering price and redemption price per share	$11.28	$30.56	$13.17	$12.06

Series II
Net assets	$41,292,844	$116,316,238	$58,360,357	$312,566,017
Shares outstanding	3,665,430	3,869,789	4,536,726	26,021,536
Net asset value, offering price and redemption price per share	$11.27	$30.06	$12.86	$12.01

Series III
Net assets	$1,500,184	—	—	—
Shares outstanding	133,197	—	—	—
Net asset value, offering price and redemption price per share	$11.26	—	—	—

Series NAV
Net assets	—	$1,144,657,561	$637,273,908	$62,832,845
Shares outstanding	—	37,449,577	48,316,075	5,218,411
Net asset value, offering price and redemption price per share	—	$30.57	$13.19	$12.04

56

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2016 (unaudited)

Assets	Core Strategy Trust	Emerging Markets Value Trust	Equity Income Trust	Financial Industries Trust
Unaffiliated investments, at value	$947	$737,945,014	$1,597,328,224	$139,833,023
Affiliated investments, at value	3,589,468,508	14,593,899	13,034,377	—
Total investments, at value	3,589,469,455	752,538,913	1,610,362,601	139,833,023
Cash	—	—	43,386	23,279
Foreign currency, at value	—	3,491,047	22,509	36
Receivable for investments sold	348,071	3,519,547	19,281,652	1,203,135
Receivable for fund shares sold	22,032	95	—	—
Dividends and interest receivable	112,965	5,434,040	3,296,947	207,792
Receivable for securities lending income	—	26,422	40,429	—
Other assets	35,333	1,026	426,572	5,696
Total assets	3,589,987,856	765,011,090	1,633,474,096	141,272,961

Liabilities
Due to custodian	—	748,435	—	—
Foreign capital gains tax payable	—	261,956	—	—
Payable for investments purchased	—	3,940,160	1,806,207	1,224,694
Payable for fund shares repurchased	328,967	6,104	1,502,862	828,502
Payable upon return of securities loaned	—	14,583,774	13,034,475	—
Payable to affiliates
Accounting and legal services fees	100,967	20,005	45,428	4,171
Trustees’ fees	2,138	412	999	84
Other liabilities and accrued expenses	70,815	124,089	96,910	29,920
Total liabilities	502,887	19,684,935	16,486,881	2,087,371
Net assets	$3,589,484,969	$745,326,155	$1,616,987,215	$139,185,590

Net assets consist of
Paid-in capital	$3,430,579,214	$909,093,961	$1,055,454,323	$149,954,763
Undistributed net investment income (loss)	(5,153,231)	10,429,786	29,359,886	2,796,090
Accumulated undistributed net realized gain (loss) on investments	157,441,557	(50,951,658)	226,806,416	(4,642,044)
Net unrealized appreciation (depreciation) on investments	6,617,429	(123,245,934)	305,366,590	(8,923,219)
Net assets	$3,589,484,969	$745,326,155	$1,616,987,215	$139,185,590
Unaffiliated investments, including repurchase agreements, at cost	$99,936	$860,932,400	$1,291,929,519	$148,754,295
Affiliated investments, at cost	$3,582,751,483	$14,593,845	$13,034,499	—
Foreign currency, at cost	—	$3,466,953	$22,413	$36
Securities loaned, unaffiliated investments, at value	—	$14,071,327	$12,690,547	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$120,330,544	$2,449,281	$259,975,715	$105,066,457
Shares outstanding	8,325,087	315,396	15,434,756	10,295,598
Net asset value, offering price and redemption price per share	$14.45	$7.77	$16.84	$10.20

Series II
Net assets	$3,309,358,327	$83,649	$139,361,644	$14,705,350
Shares outstanding	228,322,987	10,778	8,309,187	1,451,928
Net asset value, offering price and redemption price per share	$14.49	$7.76	$16.77	$10.13

Series NAV
Net assets	$159,796,098	$742,793,225	$1,217,649,856	$19,413,783
Shares outstanding	11,043,951	95,771,709	72,541,284	1,906,882
Net asset value, offering price and redemption price per share	$14.47	$7.76	$16.79	$10.18

57

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2016 (unaudited)

Assets	Franklin Templeton Founding Allocation Trust	Fundamental All Cap Core Trust	Fundamental Large Cap Value Trust	Global Trust
Unaffiliated investments, at value	—	$1,450,191,135	$1,428,021,070	$544,252,871
Affiliated investments, at value	$1,021,444,169	—	—	10,645,077
Repurchase agreements, at value	—	27,056,000	18,332,000	—
Total investments, at value	1,021,444,169	1,477,247,135	1,446,353,070	554,897,948
Cash	—	7,405,675	5,017,684	—
Foreign currency, at value	—	—	109,401	415,932
Receivable for investments sold	309,939	12,933,431	—	3,589,399
Receivable for fund shares sold	12,592	518	637,961	1,327,712
Dividends and interest receivable	—	762,203	2,101,046	1,106,754
Receivable for securities lending income	—	—	—	48,159
Other assets	1,591	65,991	125,406	206,335
Total assets	1,021,768,291	1,498,414,953	1,454,344,568	561,592,239

Liabilities
Foreign capital gains tax payable	—	—	—	76,834
Payable for investments purchased	—	16,129,599	—	1,674,890
Payable for fund shares repurchased	312,396	873,522	896,538	4,173
Payable upon return of securities loaned	—	—	—	10,633,347
Payable to affiliates
Accounting and legal services fees	28,828	41,269	40,938	15,740
Trustees’ fees	631	982	946	358
Other liabilities and accrued expenses	166,715	99,684	101,803	62,445
Total liabilities	508,570	17,145,056	1,040,225	12,467,787
Net assets	$1,021,259,721	$1,481,269,897	$1,453,304,343	$549,124,452

Net assets consist of
Paid-in capital	$994,225,872	$1,128,762,511	$1,582,561,905	$706,326,325
Undistributed net investment income (loss)	(1,631,291)	10,540,330	16,662,546	8,996,356
Accumulated undistributed net realized gain (loss) on investments	(130,179,276)	180,775,946	(180,235,422)	(122,356,035)
Net unrealized appreciation (depreciation) on investments	158,844,416	161,191,110	34,315,314	(43,842,194)
Net assets	$1,021,259,721	$1,481,269,897	$1,453,304,343	$549,124,452
Unaffiliated investments, including repurchase agreements, at cost	—	$1,316,054,762	$1,412,033,250	$587,999,545
Affiliated investments, at cost	$862,599,753	—	—	$10,645,163
Foreign currency, at cost	—	—	$110,403	$416,585
Securities loaned, unaffiliated investments, at value	—	—	—	$9,974,996

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$37,838,329	$148,591,408	$510,322,605	$137,051,268
Shares outstanding	3,096,743	6,976,144	31,107,495	7,817,877
Net asset value, offering price and redemption price per share	$12.22	$21.30	$16.41	$17.53

Series II
Net assets	$932,735,596	$45,883,381	$201,358,461	$41,085,832
Shares outstanding	76,293,673	2,163,502	12,201,103	2,355,138
Net asset value, offering price and redemption price per share	$12.23	$21.21	$16.50	$17.45

Series NAV
Net assets	$50,685,796	$1,286,795,108	$741,623,277	$370,987,352
Shares outstanding	4,148,582	60,132,841	45,182,515	21,177,627
Net asset value, offering price and redemption price per share	$12.22	$21.40	$16.41	$17.52

58

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2016 (unaudited)

Assets	Health Sciences Trust	International Core Trust	International Equity Index Trust B	International Growth Stock Trust
Unaffiliated investments, at value	$294,079,696	$555,158,245	$563,819,332	$394,570,766
Affiliated investments, at value	—	7,771,657	4,778,350	—
Total investments, at value	294,079,696	562,929,902	568,597,682	394,570,766
Foreign currency, at value	—	1,202,349	7,112,650	1,342,334
Cash held at broker for futures contracts	—	669,680	2,309,494	—
Receivable for investments sold	2,556,850	108,381	314,189	472,318
Receivable for fund shares sold	—	1,664	89,697	238,389
Dividends and interest receivable	161,822	1,911,938	2,369,811	1,230,640
Receivable for securities lending income	—	43,454	23,507	—
Receivable for futures variation margin	—	157,114	181,393	—
Receivable due from advisor	—	—	3,956	—
Other assets	148,686	322,091	371,497	36,879
Total assets	296,947,054	567,346,573	581,373,876	397,891,326

Liabilities
Due to custodian	87,789	—	—	—
Payable for investments purchased	722,641	105,923	229,219	1,065,374
Payable for fund shares repurchased	443,926	3,242	1,790,109	76,552
Payable upon return of securities loaned	—	7,749,004	4,772,133	—
Written options, at value	87,767	—	—	—
Payable to affiliates
Accounting and legal services fees	8,621	16,210	16,204	11,392
Trustees’ fees	199	357	351	248
Other liabilities and accrued expenses	34,749	170,669	224,146	56,277
Total liabilities	1,385,692	8,045,405	7,032,162	1,209,843
Net assets	$295,561,362	$559,301,168	$574,341,714	$396,681,483

Net assets consist of
Paid-in capital	$169,710,002	$707,829,068	$519,096,616	$502,591,731
Undistributed net investment income (loss)	(300,290)	13,443,493	12,013,294	5,849,387
Accumulated undistributed net realized gain (loss) on investments	85,880,956	(131,825,463)	(13,168,422)	(145,234,324)
Net unrealized appreciation (depreciation) on investments	40,270,694	(30,145,930)	56,400,226	33,474,689
Net assets	$295,561,362	$559,301,168	$574,341,714	$396,681,483
Unaffiliated investments, including repurchase agreements, at cost	$253,861,138	$585,379,008	$507,595,471	$361,071,903
Affiliated investments, at cost	—	$7,771,867	$4,778,439	—
Foreign currency, at cost	—	$1,202,822	$7,094,492	$1,338,258
Premiums received on written options	$172,871	—	—	—
Securities loaned, unaffiliated investments, at value	—	$7,038,860	$4,615,919	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$111,253,000	$34,313,504	$270,914,468	$3,833,325
Shares outstanding	3,807,992	3,666,054	18,615,677	243,800
Net asset value, offering price and redemption price per share	$29.22	$9.36	$14.55	$15.72

Series II
Net assets	$82,133,583	$14,195,063	$14,818,878	$18,611,873
Shares outstanding	2,950,331	1,504,089	1,017,839	1,184,196
Net asset value, offering price and redemption price per share	$27.84	$9.44	$14.56	$15.72

Series NAV
Net assets	$102,174,779	$510,792,601	$288,608,368	$374,236,285
Shares outstanding	3,465,974	54,742,231	19,832,898	23,787,360
Net asset value, offering price and redemption price per share	$29.48	$9.33	$14.55	$15.73

59

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2016 (unaudited)

Assets	International Small Company Trust	International Value Trust	Lifestyle Aggressive PS Series	Lifestyle Balanced PS Series
Unaffiliated investments, at value	$105,991,596	$786,244,941	$3,908,936	—
Affiliated investments, at value	1,218,036	50,268,213	16,945,484	$984,586,364
Total investments, at value	107,209,632	836,513,154	20,854,420	984,586,364
Cash	—	—	2,089	—
Foreign currency, at value	208,231	1,806,625	—	—
Receivable for investments sold	73,696	397,364	3,532	53,601
Receivable for fund shares sold	10,813	18,369	2,197	182,491
Dividends and interest receivable	254,506	2,016,945	—	—
Receivable for securities lending income	4,879	94,884	—	—
Receivable due from advisor	—	—	140	—
Other assets	375,933	1,397,920	25	1,454
Total assets	108,137,690	842,245,261	20,862,403	984,823,910

Liabilities
Foreign capital gains tax payable	—	1,420	—	—
Payable for investments purchased	34,948	1,512,536	—	—
Payable for fund shares repurchased	3,974	2,653	2,221	226,595
Payable upon return of securities loaned	1,219,769	50,237,345	—	—
Payable to affiliates
Accounting and legal services fees	3,037	22,779	579	27,433
Trustees’ fees	55	509	—	549
Other liabilities and accrued expenses	113,289	95,440	24,564	35,939
Total liabilities	1,375,072	51,872,682	27,364	290,516
Net assets	$106,762,618	$790,372,579	$20,835,039	$984,533,394

Net assets consist of
Paid-in capital	$451,590,060	$1,243,324,463	$20,843,680	$962,914,043
Undistributed net investment income (loss)	1,795,301	15,565,409	(4,186)	(1,395,749)
Accumulated undistributed net realized gain (loss) on investments	(342,939,929)	(388,787,456)	706,095	22,563,261
Net unrealized appreciation (depreciation) on investments	(3,682,814)	(79,729,837)	(710,550)	451,839
Net assets	$106,762,618	$790,372,579	$20,835,039	$984,533,394
Unaffiliated investments, including repurchase agreements, at cost	$109,668,502	$865,930,660	$4,055,505	—
Affiliated investments, at cost	$1,218,039	$50,268,859	$17,509,465	$984,134,525
Foreign currency, at cost	$208,293	$1,805,198	—	—
Securities loaned, unaffiliated investments, at value	$1,141,820	$47,796,650	—	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$33,398,825	$73,491,336	$2,903,264	$29,776,243
Shares outstanding	2,791,959	6,422,862	230,880	2,119,386
Net asset value, offering price and redemption price per share	$11.96	$11.44	$12.57	$14.05

Series II
Net assets	$18,047,278	$55,580,037	$17,055,192	$902,838,804
Shares outstanding	1,511,628	4,865,533	1,357,386	64,199,707
Net asset value, offering price and redemption price per share	$11.94	$11.42	$12.56	$14.06

Series NAV
Net assets	$55,316,515	$661,301,206	$876,583	$51,918,347
Shares outstanding	4,623,963	58,214,510	69,707	3,697,578
Net asset value, offering price and redemption price per share	$11.96	$11.36	$12.58	$14.04

60

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2016 (unaudited)

Assets	Lifestyle Conservative PS Series	Lifestyle Growth PS Series	Lifestyle Moderate PS Series	Mid Cap Index Trust
Unaffiliated investments, at value	—	—	—	$860,353,718
Affiliated investments, at value	$206,735,864	$1,944,962,361	$329,429,057	36,989,361
Repurchase agreements, at value	—	—	—	26,750,000
Total investments, at value	206,735,864	1,944,962,361	329,429,057	924,093,079
Cash	217	—	—	55,415
Cash held at broker for futures contracts	—	—	—	1,846,000
Receivable for investments sold	26,260	1,207,686	56,708	10,535,318
Receivable for fund shares sold	191	110,949	439	—
Receivable due from advisor	32	—	—	—
Dividends and interest receivable	—	—	—	892,741
Receivable for securities lending income	—	—	—	21,019
Receivable for futures variation margin	—	—	—	568,379
Other assets	273	2,751	446	18,910
Total assets	206,762,837	1,946,283,747	329,486,650	938,030,861

Liabilities
Payable for investments purchased	—	—	—	4,146,399
Payable for fund shares repurchased	24,625	1,299,292	53,920	5,444,530
Payable upon return of securities loaned	—	—	—	36,944,822
Payable to affiliates
Accounting and legal services fees	5,722	54,307	9,136	24,065
Trustees’ fees	90	1,130	169	476
Other liabilities and accrued expenses	25,206	50,049	27,098	57,110
Total liabilities	55,643	1,404,778	90,323	46,617,402
Net assets	$206,707,194	$1,944,878,969	$329,396,327	$891,413,459

Net assets consist of
Paid-in capital	$202,097,513	$1,914,262,028	$321,798,514	$549,641,587
Undistributed net investment income (loss)	(313,783)	(2,839,255)	(494,470)	7,870,320
Accumulated undistributed net realized gain (loss) on investments	1,701,969	59,472,718	6,096,556	129,492,493
Net unrealized appreciation (depreciation) on investments	3,221,495	(26,016,522)	1,995,727	204,409,059
Net assets	$206,707,194	$1,944,878,969	$329,396,327	$891,413,459
Unaffiliated investments, including repurchase agreements, at cost	—	—	—	$682,365,204
Affiliated investments, at cost	$203,514,369	$1,970,978,883	$327,433,330	$36,990,129
Securities loaned, unaffiliated investments, at value	—	—	—	$36,574,056

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$8,785,637	$42,567,211	$9,568,282	$716,018,117
Shares outstanding	654,181	2,912,628	689,974	33,850,161
Net asset value, offering price and redemption price per share	$13.43	$14.61	$13.87	$21.15

Series II
Net assets	$196,844,518	$1,862,671,900	$309,779,456	$63,807,072
Shares outstanding	14,652,159	127,421,327	22,316,906	3,030,354
Net asset value, offering price and redemption price per share	$13.43	$14.62	$13.88	$21.06

Series NAV
Net assets	$1,077,039	$39,639,858	$10,048,589	$111,588,270
Shares outstanding	80,227	2,713,146	724,676	5,274,851
Net asset value, offering price and redemption price per share	$13.42	$14.61	$13.87	$21.15

61

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2016 (unaudited)

Assets	Mid Cap Stock Trust	Mid Value Trust	Mutual Shares Trust	Real Estate Securities Trust
Unaffiliated investments, at value	$691,987,432	$776,563,992	$511,978,492	$436,938,751
Affiliated investments, at value	97,051,427	26,808,384	4,759,753	—
Repurchase agreements, at value	5,900,000	—	—	5,982,000
Total investments, at value	794,938,859	803,372,376	516,738,245	442,920,751
Cash	97,869	—	962,811	109
Foreign currency, at value	37,800	35,469	1,046,545	469
Receivable for investments sold	17,197,515	676,947	1,917,815	2,804,049
Unrealized appreciation on forward foreign currency contracts	—	—	3,121,682	—
Receivable for fund shares sold	57,946	—	—	457,766
Dividends and interest receivable	262,517	846,629	1,603,849	1,501,319
Receivable for securities lending income	144,065	22,368	22,256	—
Other assets	198,341	177,279	636,054	227,829
Total assets	812,934,912	805,131,068	526,049,257	447,912,292

Liabilities
Payable for investments purchased	6,767,617	11,265,206	3,126,777	1,640,122
Unrealized depreciation on forward foreign currency contracts	—	—	386,070	—
Payable for fund shares repurchased	201,207	2,988,263	1,826,603	215,354
Payable upon return of securities loaned	97,047,927	26,801,714	4,758,500	—
Payable to affiliates
Accounting and legal services fees	19,820	21,192	14,379	11,919
Trustees’ fees	444	443	304	214
Other liabilities and accrued expenses	61,878	54,918	56,065	43,736
Total liabilities	104,098,893	41,131,736	10,168,698	1,911,345
Net assets	$708,836,019	$763,999,332	$515,880,559	$446,000,947

Net assets consist of
Paid-in capital	$615,274,396	$555,321,335	$393,133,144	$832,037,888
Undistributed net investment income (loss)	(152,209)	8,525,500	16,187,694	13,663,570
Accumulated undistributed net realized gain (loss) on investments	39,766,945	112,600,749	56,747,126	(444,805,729)
Net unrealized appreciation (depreciation) on investments	53,946,887	87,551,748	49,812,595	45,105,218
Net assets	$708,836,019	$763,999,332	$515,880,559	$446,000,947
Unaffiliated investments, including repurchase agreements, at cost	$643,939,315	$689,011,188	$464,276,592	$397,815,422
Affiliated investments, at cost	$97,052,624	$26,809,158	$4,759,883	—
Foreign currency, at cost	$37,958	$35,581	$1,058,046	$552
Securities loaned, unaffiliated investments, at value	$96,816,526	$26,656,880	$4,710,366	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$153,874,205	$298,078,793	$170,174,233	$94,138,296
Shares outstanding	10,412,890	25,078,719	13,860,908	4,608,891
Net asset value, offering price and redemption price per share	$14.78	$11.89	$12.28	$20.43

Series II
Net assets	$78,171,544	$64,077,986	—	$58,590,659
Shares outstanding	5,542,182	5,391,076	—	2,866,670
Net asset value, offering price and redemption price per share	$14.10	$11.89	—	$20.44

Series NAV
Net assets	$476,790,270	$401,842,553	$345,706,326	$293,271,992
Shares outstanding	31,946,024	33,951,156	28,155,375	14,442,145
Net asset value, offering price and redemption price per share	$14.92	$11.84	$12.28	$20.31

62

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2016 (unaudited)

Assets	Science & Technology Trust	Small Cap Growth Trust	Small Cap Index Trust	Small Cap Opportunities Trust
Unaffiliated investments, at value	$460,960,904	$378,415,765	$399,818,665	$207,115,738
Affiliated investments, at value	30,958,263	56,343,307	35,810,349	8,445,163
Repurchase agreements, at value	17,683,000	1,000,000	18,500,000	—
Total investments, at value	509,602,167	435,759,072	454,129,014	215,560,901
Cash	580	92,873	—	956
Foreign currency, at value	1,211,093	—	—	—
Cash held at broker for futures contracts	—	—	1,324,000	—
Receivable for investments sold	11,091,765	16,880,475	203,411	1,908,178
Receivable for fund shares sold	29,426	38,715	5,334	4,522
Dividends and interest receivable	191,845	199,243	510,705	173,094
Receivable for securities lending income	18,754	49,257	67,780	8,281
Receivable for futures variation margin	—	—	328,348	—
Other assets	55,398	229,806	615	59,511
Total assets	522,201,028	453,249,441	456,569,207	217,715,443

Liabilities
Due to custodian	—	—	190,303	—
Payable for investments purchased	1,886,558	5,456,451	—	443,947
Payable for fund shares repurchased	1,982,268	519,292	1,453,102	19,412
Payable upon return of securities loaned	30,959,999	56,343,807	35,769,155	8,445,731
Payable to affiliates
Accounting and legal services fees	13,333	10,817	11,404	5,844
Trustees’ fees	270	245	237	124
Other liabilities and accrued expenses	41,900	41,333	37,733	27,964
Total liabilities	34,884,328	62,371,945	37,461,934	8,943,022
Net assets	$487,316,700	$390,877,496	$419,107,273	$208,772,421

Net assets consist of
Paid-in capital	$392,728,848	$383,606,808	$291,048,625	$172,145,860
Undistributed net investment income (loss)	921,676	(566,645)	3,940,728	1,432,632
Accumulated undistributed net realized gain (loss) on investments	66,670,604	(7,010,233)	47,667,666	24,419,110
Net unrealized appreciation (depreciation) on investments	26,995,572	14,847,566	76,450,254	10,774,819
Net assets	$487,316,700	$390,877,496	$419,107,273	$208,772,421
Unaffiliated investments, including repurchase agreements, at cost	$451,616,166	$364,565,534	$341,484,146	$196,340,734
Affiliated investments, at cost	$30,959,155	$56,344,147	$35,809,945	$8,445,348
Foreign currency, at cost	$1,246,904	—	—	—
Securities loaned, unaffiliated investments, at value	$30,911,563	$56,017,732	$35,103,536	$8,275,604

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$416,245,017	$82,777,357	$292,453,889	$89,231,068
Shares outstanding	17,455,654	10,264,054	21,579,885	3,035,019
Net asset value, offering price and redemption price per share	$23.85	$8.06	$13.55	$29.40

Series II
Net assets	$41,046,280	$26,892,355	$38,692,935	$35,520,091
Shares outstanding	1,774,965	3,474,442	2,870,230	1,226,666
Net asset value, offering price and redemption price per share	$23.13	$7.74	$13.48	$28.96

Series NAV
Net assets	$30,025,403	$281,207,784	$87,960,449	$84,021,262
Shares outstanding	1,249,715	34,544,927	6,483,423	2,869,873
Net asset value, offering price and redemption price per share	$24.03	$8.14	$13.57	$29.28

63

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2016 (unaudited)

Assets	Small Cap Value Trust	Small Company Growth Trust	Small Company Value Trust	Strategic Equity Allocation Trust
Unaffiliated investments, at value	$633,470,750	$105,811,893	$297,508,798	$9,312,269,608
Affiliated investments, at value	26,699,322	3,637,505	8,355,594	132,976,190
Repurchase agreements, at value	18,900,000	—	—	251,630,000
Total investments, at value	679,070,072	109,449,398	305,864,392	9,696,875,798
Cash	68,005	—	—	—
Foreign currency, at value	—	—	—	2,998,712
Cash held at broker for futures contracts	—	—	—	27,130,000
Receivable for investments sold	1,311,225	1,747,843	2,055,297	13,990,979
Receivable for fund shares sold	543,044	—	—	—
Dividends and interest receivable	1,152,877	63,460	323,097	20,465,999
Receivable for securities lending income	6,646	2,291	9,309	271,526
Receivable for futures variation margin	—	—	—	4,095,335
Other assets	132,286	11,406	73,642	15,162
Total assets	682,284,155	111,274,398	308,325,737	9,765,843,511

Liabilities
Due to custodian	—	—	—	575,097
Payable for investments purchased	5,212	527,263	1,060,930	8,807,557
Payable for fund shares repurchased	1,964,406	—	740,845	7,262,750
Payable upon return of securities loaned	26,694,508	3,637,200	8,355,525	133,024,304
Payable to affiliates
Accounting and legal services fees	18,184	2,995	8,182	271,605
Trustees’ fees	376	52	168	5,961
Other liabilities and accrued expenses	49,078	24,913	32,671	639,252
Total liabilities	28,731,764	4,192,423	10,198,321	150,586,526
Net assets	$653,552,391	$107,081,975	$298,127,416	$9,615,256,985

Net assets consist of
Paid-in capital	$434,095,096	$71,068,052	$175,025,498	$7,377,075,020
Undistributed net investment income (loss)	3,787,525	271,150	2,211,370	143,575,803
Accumulated undistributed net realized gain (loss) on investments	103,441,786	20,112,616	45,804,589	214,470,733
Net unrealized appreciation (depreciation) on investments	112,227,984	15,630,157	75,085,959	1,880,135,429
Net assets	$653,552,391	$107,081,975	$298,127,416	$9,615,256,985
Unaffiliated investments, including repurchase agreements, at cost	$540,138,819	$90,181,632	$222,422,644	$7,681,315,284
Affiliated investments, at cost	$26,700,198	$3,637,609	$8,355,789	$132,954,374
Foreign currency, at cost	—	—	—	$3,002,347
Securities loaned, unaffiliated investments, at value	$25,991,118	$3,549,015	$8,147,099	$130,537,463

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$327,842,262	—	$60,911,843	—
Shares outstanding	15,470,353	—	2,836,313	—
Net asset value, offering price and redemption price per share	$21.19	—	$21.48	—

Series II
Net assets	$36,753,195	—	$50,884,642	—
Shares outstanding	1,743,480	—	2,403,475	—
Net asset value, offering price and redemption price per share	$21.08	—	$21.17	—

Series NAV
Net assets	$288,956,934	$107,081,975	$186,330,931	$9,615,256,985
Shares outstanding	13,667,675	3,892,664	8,693,895	588,961,976
Net asset value, offering price and redemption price per share	$21.14	$27.51	$21.43	$16.33

64

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2016 (unaudited)

Assets	Total Stock Market Index Trust	U.S. Equity Trust	Utilities Trust	Value Trust
Unaffiliated investments, at value	$571,504,168	$667,877,752	$356,048,022	$526,521,642
Affiliated investments, at value	9,987,271	1,374,543	10,765,890	—
Repurchase agreements, at value	10,520,000	—	4,892,000	—
Total investments, at value	592,011,439	669,252,295	371,705,912	526,521,642
Cash	36,169	13,409	9,749,062	70,363
Foreign currency, at value	—	—	4,107	1,484,883
Cash held at broker for futures contracts	725,000	315,000	—	—
Receivable for investments sold	60,763	1,323,377	2,128,265	—
Unrealized appreciation on forward foreign currency contracts	—	—	1,408,143	—
Receivable for fund shares sold	—	—	25,722	—
Dividends and interest receivable	651,297	350,039	904,293	889,076
Receivable for securities lending income	15,537	2,134	32,976	—
Receivable for futures variation margin	141,008	66,690	—	—
Other assets	863	97,318	139,791	22,521
Total assets	593,642,076	671,420,262	386,098,271	528,988,485

Liabilities
Payable for collateral held by portfolio	—	27,000	—	—
Payable for investments purchased	13,697	—	2,026,979	4,380,295
Unrealized depreciation on forward foreign currency contracts	—	—	157,464	—
Payable for fund shares repurchased	3,230,534	1,018,067	510,243	1,300,886
Payable upon return of securities loaned	9,988,701	1,392,750	10,779,322	—
Payable to affiliates
Accounting and legal services fees	15,932	19,033	10,176	14,909
Trustees’ fees	322	411	218	343
Other liabilities and accrued expenses	44,153	155,878	39,084	45,599
Total liabilities	13,293,339	2,613,139	13,523,486	5,742,032
Net assets	$580,348,737	$668,807,123	$372,574,785	$523,246,453

Net assets consist of
Paid-in capital	$331,128,481	$553,823,117	$358,888,415	$449,092,536
Undistributed net investment income (loss)	7,266,092	6,586,699	15,683,350	3,410,465
Accumulated undistributed net realized gain (loss) on investments	11,160,320	78,328,669	(487,841)	48,469,711
Net unrealized appreciation (depreciation) on investments	230,793,844	30,068,638	(1,509,139)	22,273,741
Net assets	$580,348,737	$668,807,123	$372,574,785	$523,246,453
Unaffiliated investments, including repurchase agreements, at cost	$351,169,090	$637,800,495	$363,691,456	$504,009,543
Affiliated investments, at cost	$9,987,287	$1,374,584	$10,766,201	—
Foreign currency, at cost	—	—	$4,115	$1,706,379
Securities loaned, unaffiliated investments, at value	$9,821,393	$1,373,710	$10,544,934	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$442,413,730	$118,205,394	$326,341,312	$468,407,875
Shares outstanding	24,301,822	5,996,718	23,516,378	22,711,616
Net asset value, offering price and redemption price per share	$18.20	$19.71	$13.88	$20.62

Series II
Net assets	$34,402,181	$6,341,694	$16,663,802	$24,356,713
Shares outstanding	1,897,409	322,066	1,213,436	1,187,066
Net asset value, offering price and redemption price per share	$18.13	$19.69	$13.73	$20.52

Series NAV
Net assets	$103,532,826	$544,260,035	$29,569,671	$30,481,865
Shares outstanding	5,687,365	27,597,729	2,133,060	1,479,824
Net asset value, offering price and redemption price per share	$18.20	$19.72	$13.86	$20.60

65

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2016 (unaudited)

Investment income	500 Index Trust B	All Cap Core Trust	Alpha Opportunities Trust	American Asset Allocation Trust
Dividends	$39,333,211	$3,076,112	$4,634,379	$4,710,363
Interest	15,718	8,164	43,790	—
Securities lending	107,675	200,553	253,198	—
Less foreign taxes withheld	(11,439)	(6,366)	(81,162)	—
Total investment income	39,445,165	3,278,463	4,850,205	4,710,363

Expenses
Investment management fees	8,111,621	1,130,672	2,988,317	—
Series I distribution and service fees	510,254	17,462	151	657,342
Series II distribution and service fees	62,367	7,733	—	4,204,108
Series III distribution and service fees	—	—	—	167,099
Accounting and legal services fees	236,177	19,565	41,925	99,170
Professional fees	39,855	19,813	28,393	22,036
Printing and postage	30,297	3,861	6,242	13,556
Custodian fees	152,071	(37,484)	46,179	(170,815)
Trustees’ fees	31,681	2,816	5,941	13,659
Other	23,008	5,385	7,093	8,507
Total expenses before reductions	9,197,331	1,169,823	3,124,241	5,014,662
Less expense reductions	(4,285,076)	(10,507)	(115,951)	(53,276)
Net expenses	4,912,255	1,159,316	3,008,290	4,961,386
Net investment income (loss)	34,532,910	2,119,147	1,841,915	(251,023)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	30,836,522	(2,226,118)	(22,682,493)	34,990,436
Affiliated investments	5,821	3,501	5,570	—
Capital gain distributions received from unaffiliated funds	—	—	—	36,065,917
Futures contracts	6,489,932	94,583	—	—
	37,332,275	(2,128,034)	(22,676,923)	71,056,353
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	61,767,547	134,050	21,292,848	(7,765,786)
Affiliated investments	(85)	(221)	597	—
Futures contracts	(268,962)	(25,115)	—	—
	61,498,500	108,714	21,293,445	(7,765,786)
Net realized and unrealized gain (loss)	98,830,775	(2,019,320)	(1,383,478)	63,290,567

Increase (decrease) in net assets from operations	$133,363,685	$99,827	$458,437	$63,039,544

66

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2016 (unaudited)

Investment income	American Global Growth Trust	American Growth Trust	American Growth-Income Trust	American International Trust
Dividends	$679,329	$1,971,061	$3,256,139	$892,138
Total investment income	679,329	1,971,061	3,256,139	892,138

Expenses
Series I distribution and service fees	32,311	298,277	693,031	275,448
Series II distribution and service fees	659,890	2,465,294	2,218,372	1,373,547
Series III distribution and service fees	36,849	111,455	262,611	50,374
Accounting and legal services fees	14,523	56,768	69,474	33,489
Professional fees	13,811	17,087	18,215	14,793
Printing and postage	3,552	7,888	9,516	5,363
Custodian fees	5,826	5,826	(47,047)	5,826
Trustees’ fees	2,170	8,091	9,746	4,775
Other	2,623	5,865	6,680	6,025
Total expenses before reductions	771,555	2,976,551	3,240,598	1,769,640
Less expense reductions	(96,561)	(326,432)	(244,388)	(54,645)
Net expenses	674,994	2,650,119	2,996,210	1,714,995
Net investment income (loss)	4,335	(679,058)	259,929	(822,857)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	3,997,182	29,242,424	29,042,149	12,513,584
Capital gain distributions received from unaffiliated funds	18,375,844	77,977,681	115,819,040	43,073,568
	22,373,026	107,220,105	144,861,189	55,587,152
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(31,201,163)	(101,425,091)	(116,069,571)	(63,052,459)
	(31,201,163)	(101,425,091)	(116,069,571)	(63,052,459)
Net realized and unrealized gain (loss)	(8,828,137)	5,795,014	28,791,618	(7,465,307)

Increase (decrease) in net assets from operations	($8,823,802)	$5,115,956	$29,051,547	($8,288,164)

67

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2016 (unaudited)

Investment income	American New World Trust	Blue Chip Growth Trust	Capital Appreciation Trust	Capital Appreciation Value Trust
Dividends	$73,746	$6,444,040	$3,780,384	$1,996,074
Interest	—	10,774	960	1,882,856
Securities lending	—	135,718	238,305	511
Less foreign taxes withheld	—	(10,234)	(77,541)	(4,965)
Total investment income	73,746	6,580,298	3,942,108	3,874,476

Expenses
Investment management fees	—	6,076,585	3,040,385	1,462,233
Series I distribution and service fees	89,766	68,980	42,361	480
Series II distribution and service fees	154,087	149,932	75,846	384,177
Series III distribution and service fees	1,791	—	—	—
Accounting and legal services fees	4,875	104,480	58,026	24,185
Professional fees	11,852	26,559	25,046	25,049
Printing and postage	2,334	22,097	9,867	4,184
Custodian fees	5,826	(108,315)	(166,084)	18,183
Trustees’ fees	781	14,857	8,322	3,361
Other	1,973	13,898	11,196	4,543
Total expenses before reductions	273,285	6,369,073	3,104,965	1,926,395
Less expense reductions	(2,619)	(289,145)	(31,235)	(71,870)
Net expenses	270,666	6,079,928	3,073,730	1,854,525
Net investment income (loss)	(196,920)	500,370	868,378	2,019,951

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(756,776)	71,053,527	33,433,997	3,624,455
Affiliated investments	—	7,695	14,124	70
Written options	—	—	—	378,819
	(756,776)	71,061,222	33,448,121	4,003,344
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	2,295,583	(171,183,176)	(97,792,038)	12,183,207
Affiliated investments	—	(531)	(292)	—
Written options	—	—	—	(194,953)
	2,295,583	(171,183,707)	(97,792,330)	11,988,254
Net realized and unrealized gain (loss)	1,538,807	(100,122,485)	(64,344,209)	15,991,598

Increase (decrease) in net assets from operations	$1,341,887	($99,622,115)	($63,475,831)	$18,011,549

68

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2016 (unaudited)

Investment income	Core Strategy Trust	Emerging Markets Value Trust	Equity Income Trust	Financial Industries Trust
Dividends	—	$12,993,488	$24,495,062	$2,019,528
Interest	—	2,827	2,829,234	76,333
Securities lending	—	195,046	142,699	12,606
Less foreign taxes withheld	—	(1,339,949)	(318,930)	(67,541)
Total investment income	—	11,851,412	27,148,065	2,040,926

Expenses
Investment management fees	$729,451	3,224,587	5,982,965	559,574
Series I distribution and service fees	29,593	572	63,212	27,480
Series II distribution and service fees	4,062,440	96	168,472	20,659
Accounting and legal services fees	237,028	45,393	107,376	9,858
Professional fees	38,635	32,223	27,294	21,357
Printing and postage	26,072	193	17,114	2,886
Custodian fees	(15,742)	202,998	(323,836)	6,691
Trustees’ fees	32,461	6,143	14,887	1,541
Registration and filing fees	—	—	320	—
Other	13,293	9,833	14,112	3,744
Total expenses before reductions	5,153,231	3,522,038	6,071,916	653,790
Less expense reductions	—	(24,526)	(274,074)	(5,295)
Net expenses	—	3,497,512	5,797,842	648,495
Net investment income (loss)	(5,153,231)	8,353,900	21,350,223	1,392,431

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	97,043 [1]	(16,228,135)	82,039,906	(3,529,958)
Affiliated investments	11,194,648	5,296	3,664	23
	11,291,691	(16,222,839)	82,043,570	(3,529,935)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	682	76,700,811 [2]	475,112	(12,361,406)
Affiliated investments	79,864,738	818	(439)	—
	79,865,420	76,701,629	474,673	(12,361,406)
Net realized and unrealized gain (loss)	91,157,111	60,478,790	82,518,243	(15,891,341)

Increase (decrease) in net assets from operations	$86,003,880	$68,832,690	$103,868,466	($14,498,910)

1	Net of foreign taxes of $267.
2	Net of $261,956 increase in deferred foreign witholding taxes

69

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2016 (unaudited)

Investment income	Franklin Templeton Founding Allocation Trust	Fundamental All Cap Core Trust	Fundamental Large Cap Value Trust	Global Trust
Dividends	—	$10,401,005	$16,112,142	$10,579,732
Securities lending	—	—	—	543,518
Interest	—	35,998	46,345	8,486
Less foreign taxes withheld	—	(137,762)	(321,419)	(927,108)
Total investment income	—	10,299,241	15,837,068	10,204,628

Expenses
Investment management fees	$225,465	4,948,245	4,508,791	2,222,774
Series I distribution and service fees	9,294	37,783	127,388	34,191
Series II distribution and service fees	1,147,305	57,438	249,731	52,377
Accounting and legal services fees	67,482	98,628	96,494	36,883
Professional fees	25,445	27,142	27,474	25,762
Printing and postage	10,369	12,436	12,815	1,717
Custodian fees	5,826	38,724	(18,717)	(109,535)
Trustees’ fees	9,395	14,048	13,546	5,213
Registration and filing fees	—	—	64	—
Other	130,710	12,442	12,690	6,233
Total expenses before reductions	1,631,291	5,246,886	5,030,276	2,275,615
Less expense reductions	—	(53,030)	(51,862)	(50,648)
Net expenses	—	5,193,856	4,978,414	2,224,967
Net investment income (loss)	(1,631,291)	5,105,385	10,858,654	7,979,661

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	—	(24,353,664)	(34,516,668)	1,339,609
Affiliated investments	(792,715)	—	—	6,021
	(792,715)	(24,353,664)	(34,516,668)	1,345,630
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	—	(55,506,790)	(44,845,267)	(22,832,830)[1]
Affiliated investments	26,723,720	—	—	29
	26,723,720	(55,506,790)	(44,845,267)	(22,832,801)
Net realized and unrealized gain (loss)	25,931,005	(79,860,454)	(79,361,935)	(21,487,171)

Increase (decrease) in net assets from operations	$24,299,714	($74,755,069)	($68,503,281)	($13,507,510)

1	Net of $32,858 increase in deferred foreign withholding taxes.

70

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2016 (unaudited)

Investment income	Health Sciences Trust	International Core Trust	International Equity Index Trust B	International Growth Stock Trust
Dividends	$1,098,995	$15,804,986	$12,657,439	$7,464,187
Securities lending	—	303,597	189,999	—
Interest	10,632	17,390	10,207	—
Less foreign taxes withheld	(10,265)	(1,873,346)	(1,369,515)	(628,557)
Total investment income	1,099,362	14,252,627	11,488,130	6,835,630

Expenses
Investment management fees	1,595,935	2,456,731	1,485,205	1,585,804
Series I distribution and service fees	29,456	8,736	65,177	895
Series II distribution and service fees	106,935	18,486	18,184	23,561
Accounting and legal services fees	20,490	37,807	37,347	26,896
Professional fees	23,703	26,101	37,518	30,792
Printing and postage	4,204	202	2,794	516
Custodian fees	(127,124)	(190,592)	(159,292)	40,831
Trustees’ fees	3,142	5,361	5,213	3,822
Other	7,661	102,768	70,985	6,360
Total expenses before reductions	1,664,402	2,465,600	1,563,131	1,719,477
Less expense reductions	(93,333)	(20,351)	(775,792)	(14,443)
Net expenses	1,571,069	2,445,249	787,339	1,705,034
Net investment income (loss)	(471,707)	11,807,378	10,700,791	5,130,596

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	16,882,144	(31,501,288)	(3,254,014)	446,598
Affiliated investments	—	3,829	2,532	—
Written options	94,856	—	—	—
Futures contracts	—	(645,841)	187,927	—
	16,977,000	(32,143,300)	(3,063,555)	446,598
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(48,731,084)	3,497,015	(6,949,687)	(10,135,806)
Affiliated investments	—	(222)	22	—
Written options	36,650	—	—	—
Futures contracts	—	6,617	(26,332)	—
	(48,694,434)	3,503,410	(6,975,997)	(10,135,806)
Net realized and unrealized gain (loss)	(31,717,434)	(28,639,890)	(10,039,552)	(9,689,208)

Increase (decrease) in net assets from operations	($32,189,141)	($16,832,512)	$661,239	($4,558,612)

71

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2016 (unaudited)

Investment income	International Small Company Trust	International Value Trust	Lifestyle Aggressive PS Series	Lifestyle Balanced PS Series
Dividends	$2,141,357	$17,366,874	$33,763	—
Securities lending	38,719	493,949	—	—
Interest	493	12,740	—	—
Less foreign taxes withheld	(227,083)	(1,668,368)	—	—
Total investment income	1,953,486	16,205,195	33,763	—

Expenses
Investment management fees	493,295	3,139,166	12,652	$196,418
Series I distribution and service fees	8,074	18,157	693	7,237
Series II distribution and service fees	23,477	69,105	20,587	1,097,139
Accounting and legal services fees	6,961	52,814	1,348	64,158
Professional fees	24,773	29,070	18,107	23,575
Printing and postage	—	2,824	1,865	11,020
Custodian fees	(264,222)	(1,254,796)	5,826	5,696
Trustees’ fees	1,075	7,385	296	8,766
Registration and filing fees	—	—	—	795
Other	1,847	12,665	1,746	4,793
Total expenses before reductions	295,280	2,076,390	63,120	1,419,597
Less expense reductions	(3,758)	(28,389)	(25,171)	(23,848)
Net expenses	291,522	2,048,001	37,949	1,395,749
Net investment income	1,661,964	14,157,194	(4,186)	(1,395,749)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	953,754	(20,769,938)	(29,811)	—
Affiliated investments	284	10,775	(42,512)	(59,449)
	954,038	(20,759,163)	(72,323)	(59,449)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(4,048,495)	15,899,461 [1]	184,901	—
Affiliated investments	82	85	277,132	32,342,231
	(4,048,413)	15,899,546	462,033	32,342,231
Net realized and unrealized gain (loss)	(3,094,375)	(4,859,617)	389,710	32,282,782

Increase (decrease) in net assets from operations	($1,432,411)	$9,297,577	$385,524	$30,887,033

1	Net of $51,533 decrease in deferred foreign withholding taxes.

72

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2016 (unaudited)

Investment income	Lifestyle Conservative PS Series	Lifestyle Growth PS Series	Lifestyle Moderate PS Series	Mid Cap Index Trust
Dividends	—	—	—	$6,873,373
Interest	—	—	—	5,240
Securities lending	—	—	—	150,672
Total investment income	—	—	—	7,029,285

Expenses
Investment management fees	$40,818	$390,585	$65,441	1,963,297
Series I distribution and service fees	2,113	9,896	2,196	165,764
Series II distribution and service fees	236,190	2,279,142	375,680	76,040
Accounting and legal services fees	13,297	127,580	21,326	55,360
Professional fees	19,314	28,579	19,993	22,854
Printing and postage	4,339	18,719	5,424	8,557
Custodian fees	5,826	5,681	5,826	32,052
Trustees’ fees	1,848	17,454	2,978	7,562
Registration and filing fees	801	789	800	—
Other	2,436	8,254	2,751	9,209
Total expenses before reductions	326,982	2,886,679	502,415	2,340,695
Less expense reductions	(13,173)	(47,424)	(7,945)	(443,213)
Net expenses	313,809	2,839,255	494,470	1,897,482
Net investment income (loss)	(313,809)	(2,839,255)	(494,470)	5,131,803

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	—	—	—	48,784,503
Affiliated investments	(325,257)	(320,737)	(294,605)	5,598
Futures contracts	—	—	—	2,257,032
	(325,257)	(320,737)	(294,605)	51,047,133
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	—	—	—	6,424,553
Affiliated investments	9,399,856	48,720,865	12,206,650	300
Futures contracts	—	—	—	(31,181)
	9,399,856	48,720,865	12,206,650	6,393,672
Net realized and unrealized gain (loss)	9,074,599	48,400,128	11,912,045	57,440,805

Increase (decrease) in net assets from operations	$8,760,790	$45,560,873	$11,417,575	$62,572,608

73

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2016 (unaudited)

Investment income	Mid Cap Stock Trust	Mid Value Trust	Mutual Shares Trust	Real Estate Securities Trust
Dividends	$2,067,285	$8,775,143	$8,222,112	$11,705,317
Interest	21,315	82,151	1,975,042	1,070
Securities lending	705,465	138,751	54,326	1,853
Less foreign taxes withheld	(12,193)	(104,783)	(211,424)	—
Total investment income	2,781,872	8,891,262	10,040,056	11,708,240

Expenses
Investment management fees	2,874,645	3,476,814	2,409,985	1,430,858
Series I distribution and service fees	37,666	69,500	41,498	21,925
Series II distribution and service fees	98,330	75,015	—	67,207
Accounting and legal services fees	46,312	49,198	33,782	27,356
Professional fees	27,790	22,415	29,964	30,945
Printing and postage	7,217	8,508	4,658	5,495
Custodian fees	(148,366)	(128,460)	4,442	(202,750)
Trustees’ fees	6,731	6,793	4,747	3,826
Other	8,710	7,803	6,103	4,141
Total expenses before reductions	2,959,035	3,587,586	2,535,179	1,389,003
Less expense reductions	(24,954)	(191,949)	(18,152)	(14,783)
Net expenses	2,934,081	3,395,637	2,517,027	1,374,220
Net investment income (loss)	(152,209)	5,495,625	7,523,029	10,334,020

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(11,165,043)	26,592,082	12,150,539	10,146,110
Affiliated investments	14,484	5,769	1,398	471
	(11,150,559)	26,597,851	12,151,937	10,146,581
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(9,854,805)	44,498,974	1,849,862	30,986,108
Affiliated investments	2,328	(393)	36	—
	(9,852,477)	44,498,581	1,849,898	30,986,108
Net realized and unrealized gain (loss)	(21,003,036)	71,096,432	14,001,835	41,132,689

Increase (decrease) in net assets from operations	($21,155,245)	$76,592,057	$21,524,864	$51,466,709

74

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2016 (unaudited)

Investment income	Science & Technology Trust	Small Cap Growth Trust	Small Cap Index Trust	Small Cap Opportunities Trust
Dividends	$2,276,819	$1,009,834	$3,180,326	$1,446,177
Interest	1,049,455	17,388	2,496	5,760
Securities lending	154,680	286,911	481,112	52,369
Less foreign taxes withheld	(51,726)	(483)	(1,104)	(129)
Total investment income	3,429,228	1,313,650	3,662,830	1,504,177

Expenses
Investment management fees	2,405,246	1,981,541	957,444	1,030,848
Series I distribution and service fees	100,723	20,654	68,361	22,115
Series II distribution and service fees	50,455	33,349	46,498	44,751
Accounting and legal services fees	31,712	25,277	26,391	13,932
Professional fees	24,017	23,067	20,091	19,528
Printing and postage	4,876	5,708	4,605	3,372
Custodian fees	(15,585)	(204,505)	24,683	(39,835)
Trustees’ fees	4,543	3,761	3,760	2,036
Other	5,880	5,927	5,232	4,014
Total expenses before reductions	2,611,867	1,894,779	1,157,065	1,100,761
Less expense reductions	(104,315)	(13,618)	(112,689)	(94,476)
Net expenses	2,507,552	1,881,161	1,044,376	1,006,285
Net investment income (loss)	921,676	(567,511)	2,618,454	497,892

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	7,923,145	(39,884,933)	18,153,831	5,830,598
Affiliated investments	7,713	10,414	5,357	1,809
Futures contracts	—	—	1,214,172	—
	7,930,858	(39,874,519)	19,373,360	5,832,407
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(9,035,383)	13,465,033	(13,257,381)	(1,735,129)
Affiliated investments	(866)	2,144	2,025	(37)
Futures contracts	—	—	(390,110)	—
	(9,036,249)	13,467,177	(13,645,466)	(1,735,166)
Net realized and unrealized gain (loss)	(1,105,391)	(26,407,342)	5,727,894	4,097,241

Increase (decrease) in net assets from operations	($183,715)	($26,974,853)	$8,346,348	$4,595,133

75

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2016 (unaudited)

Investment income	Small Cap Value Trust	Small Company Growth Trust	Small Company Value Trust	Strategic Equity Allocation Trust
Dividends	$5,985,530	$801,608	$2,891,848	$142,261,762
Interest	29,416	7,696	5,766	39,362
Securities lending	46,394	12,320	57,111	2,065,354
Less foreign taxes withheld	—	—	(2,709)	(6,586,402)
Total investment income	6,061,340	821,624	2,952,016	137,780,076

Expenses
Investment management fees	3,294,961	526,476	1,503,614	29,989,679
Series I distribution and service fees	79,179	—	14,443	—
Series II distribution and service fees	43,575	—	59,868	—
Accounting and legal services fees	42,804	7,081	19,336	639,442
Professional fees	21,558	18,876	19,634	84,505
Printing and postage	6,702	1,819	3,476	64,626
Custodian fees	(89,858)	(4,288)	(55,350)	932,367
Trustees’ fees	5,921	1,096	2,747	87,724
Other	6,934	3,223	4,337	75,943
Total expenses before reductions	3,411,776	554,283	1,572,105	31,874,286
Less expense reductions	(23,041)	(3,809)	(87,863)	(6,580,320)
Net expenses	3,388,735	550,474	1,484,242	25,293,966
Net investment income (loss)	2,672,605	271,150	1,467,774	112,486,110

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	23,373,150	4,070,822	5,226,007	44,791,954
Affiliated investments	6,260	424	2,378	16,071
Futures contracts	—	—	—	7,203,810
	23,379,410	4,071,246	5,228,385	52,011,835
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	1,740,446	(2,482,900)	19,036,292	(18,912,609)
Affiliated investments	(722)	(138)	(38)	22,878
Futures contracts	—	—	—	(3,321,686)
	1,739,724	(2,483,038)	19,036,254	(22,211,417)
Net realized and unrealized gain (loss)	25,119,134	1,588,208	24,264,639	29,800,418

Increase (decrease) in net assets from operations	$27,791,739	$1,859,358	$25,732,413	$142,286,528

76

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2016 (unaudited)

Investment income	Total Stock Market Index Trust	U.S. Equity Trust	Utilities Trust	Value Trust
Dividends	$6,230,056	$7,101,691	$7,406,468	$4,208,130
Interest	1,188	24,386	12,256	31,654
Securities lending	133,936	150,417	255,537	—
Less foreign taxes withheld	(2,528)	—	(256,292)	—
Total investment income	6,362,652	7,276,494	7,417,969	4,239,784

Expenses
Investment management fees	1,339,490	2,533,310	1,417,199	1,808,431
Series I distribution and service fees	105,991	29,391	74,665	115,092
Series II distribution and service fees	42,065	7,734	19,221	29,964
Accounting and legal services fees	37,251	44,989	23,027	34,773
Professional fees	23,190	23,957	20,155	21,295
Printing and postage	5,728	6,096	4,310	5,908
Custodian fees	33,649	(55,455)	(106,862)	11,665
Trustees’ fees	5,203	6,324	3,229	4,964
Other	6,269	110,389	5,827	6,394
Total expenses before reductions	1,598,836	2,706,735	1,460,771	2,038,486
Less expense reductions	(20,089)	(24,155)	(12,430)	(18,717)
Net expenses	1,578,747	2,682,580	1,448,341	2,019,769
Net investment income (loss)	4,783,905	4,593,914	5,969,628	2,220,015

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	6,839,455	23,210,703	(5,842,856)	3,072,573
Affiliated investments	1,942	3,010	2,289	—
Futures contracts	336,577	1,430,268	—	—
	7,177,974	24,643,981	(5,840,567)	3,072,573
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	6,846,322	(8,778,321)	49,452,708	5,758,490
Affiliated investments	490	1,607	146	—
Futures contracts	(51,336)	(56,351)	—	—
	6,795,476	(8,833,065)	49,452,854	5,758,490
Net realized and unrealized gain (loss)	13,973,450	15,810,916	43,612,287	8,831,063

Increase (decrease) in net assets from operations	$18,757,355	$20,404,830	$49,581,915	$11,051,078

77

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	500 Index Trust B		All Cap Core Trust		Alpha Opportunities Trust
Increase (decrease) in net assets	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15
From operations
Net investment income (loss)	$34,532,910	$66,241,876	$2,119,147	$3,285,301	$1,841,915	$4,046,942
Net realized gain (loss)	37,332,275	49,330,494	(2,128,034)	28,861,310	(22,676,923)	59,171,846
Change in net unrealized appreciation (depreciation)	61,498,500	(75,033,441)	108,714	(21,993,252)	21,293,445	(59,731,420)
Increase (decrease) in net assets resulting from operations	133,363,685	40,538,929	99,827	10,153,359	458,437	3,487,368
Distributions to shareholders
From net investment income
Series I	—	(34,338,997)	—	(739,178)	—	(4,364)
Series II	—	(782,870)	—	(50,994)	—	—
Series NAV	—	(26,062,241)	—	(2,385,921)	—	(4,898,063)
From net realized gain
Series I	—	(19,637,567)	—	—	—	(137,392)
Series II	—	(524,823)	—	—	—	—
Series NAV	—	(14,800,035)	—	—	—	(126,239,846)
Total distributions	—	(96,146,533)	—	(3,176,093)	—	(131,279,665)
From portfolio share transactions
Portfolio share transactions	110,005,091	108,288,925	(14,688,507)	(49,807,908)	(37,174,132)	10,731,721
Total from portfolio share transactions	110,005,091	108,288,925	(14,688,507)	(49,807,908)	(37,174,132)	10,731,721
Total increase (decrease)	243,368,776	52,681,321	(14,588,680)	(42,830,642)	(36,715,695)	(117,060,576)

Net assets
Beginning of period	3,517,365,772	3,464,684,451	307,764,632	350,595,274	663,818,477	780,879,053
End of period	$3,760,734,548	$3,517,365,772	$293,175,952	$307,764,632	$627,102,782	$663,818,477

Undistributed net investment income (loss)	$49,016,874	$14,483,964	$2,916,959	$797,812	$2,981,325	$1,139,410

	American Asset Allocation Trust		American Global Growth Trust		American Growth Trust
Increase (decrease) in net assets	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15
From operations
Net investment income (loss)	($251,023)	$18,273,958	$4,335	$1,555,418	($679,058)	$1,539,124
Net realized gain (loss)	71,056,353	206,671,520	22,373,026	41,916,702	107,220,105	274,149,588
Change in net unrealized appreciation (depreciation)	(7,765,786)	(208,798,561)	(31,201,163)	(27,468,819)	(101,425,091)	(212,111,463)
Increase (decrease) in net assets resulting from operations	63,039,544	16,146,917	(8,823,802)	16,003,301	5,115,956	63,577,249
Distributions to shareholders
From net investment income
Series I	—	(2,855,497)	—	(87,010)	—	(260,923)
Series II	—	(13,168,986)	—	(1,116,432)	—	(707,409)
Series III	—	(2,284,142)	—	(353,142)	—	(590,088)
From net realized gain
Series I	—	(20,629,105)	—	(918,708)	—	(6,304,895)
Series II	—	(112,615,994)	—	(16,486,298)	—	(39,432,337)
Series III	—	(13,069,653)	—	(2,690,420)	—	(5,193,568)
Total distributions	—	(164,623,377)	—	(21,652,010)	—	(52,489,220)
From portfolio share transactions
Portfolio share transactions	(78,443,250)	(28,114,632)	(11,803,876)	(3,626,327)	(44,616,944)	(134,311,272)
Total from portfolio share transactions	(78,443,250)	(28,114,632)	(11,803,876)	(3,626,327)	(44,616,944)	(134,311,272)
Total increase (decrease)	(15,403,706)	(176,591,092)	(20,627,678)	(9,275,036)	(39,500,988)	(123,223,243)

Net assets
Beginning of period	1,525,998,530	1,702,589,622	236,512,773	245,787,809	904,997,115	1,028,220,358
End of period	$1,510,594,824	$1,525,998,530	$215,885,095	$236,512,773	$865,496,127	$904,997,115

Undistributed net investment income (loss)	($251,023)	—	$4,335	—	($679,058)	—

78

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	American Growth-Income Trust		American International Trust		American New World Trust
Increase (decrease) in net assets	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15
From operations
Net investment income (loss)	$259,929	$10,556,684	($822,857)	$5,888,276	($196,920)	$35,602
Net realized gain (loss)	144,861,189	274,132,910	55,587,152	48,623,132	(756,776)	3,899,775
Change in net unrealized appreciation (depreciation)	(116,069,571)	(267,963,580)	(63,052,459)	(77,848,219)	2,295,583	(6,594,538)
Increase (decrease) in net assets resulting from operations	29,051,547	16,726,014	(8,288,164)	(23,336,811)	1,341,887	(2,659,161)
Distributions to shareholders
From net investment income
Series I	—	(2,343,367)	—	(1,076,950)	—	(31,842)
Series II	—	(5,191,564)	—	(4,143,903)	—	—
Series III	—	(3,049,150)	—	(678,975)	—	(7,825)
From net realized gain
Series I	—	(28,558,922)	—	—	—	(2,706,026)
Series II	—	(76,127,805)	—	—	—	(5,862,000)
Series III	—	(26,188,612)	—	—	—	(196,808)
Total distributions	—	(141,459,420)	—	(5,899,828)	—	(8,804,501)
From portfolio share transactions
Portfolio share transactions	(63,446,360)	(37,360,155)	(26,429,537)	(41,471,448)	(3,913,246)	17,752,522
Total from portfolio share transactions	(63,446,360)	(37,360,155)	(26,429,537)	(41,471,448)	(3,913,246)	17,752,522
Total increase (decrease)	(34,394,813)	(162,093,561)	(34,717,701)	(70,708,087)	(2,571,359)	6,288,860

Net assets
Beginning of period	1,087,408,496	1,249,502,057	535,807,365	606,515,452	77,022,736	70,733,876
End of period	$1,053,013,683	$1,087,408,496	$501,089,664	$535,807,365	$74,451,377	$77,022,736

Undistributed net investment income (loss)	$259,929	—	($822,857)	—	($196,920)	—

	Blue Chip Growth Trust		Capital Appreciation Trust		Capital Appreciation Value Trust
Increase (decrease) in net assets	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15
From operations
Net investment income (loss)	$500,370	$823,943	$868,378	$126,623	$2,019,951	$3,413,690
Net realized gain (loss)	71,061,222	256,059,450	33,448,121	146,069,362	4,003,344	36,454,687
Change in net unrealized appreciation (depreciation)	(171,183,707)	(69,699,952)	(97,792,330)	(33,722,707)	11,988,254	(21,494,317)
Increase (decrease) in net assets resulting from operations	(99,622,115)	187,183,441	(63,475,831)	112,473,278	18,011,549	18,374,060
Distributions to shareholders
From net investment income
Series I	—	—	—	—	—	(30,083)
Series II	—	—	—	—	—	(2,911,907)
Series NAV	—	—	—	(178,097)	—	(514,718)
From net realized gain
Series I	—	(56,524,937)	—	(34,099,064)	—	(597,010)
Series II	—	(24,726,008)	—	(12,479,344)	—	(43,693,757)
Series NAV	—	(227,696,659)	—	(124,855,379)	—	(5,592,568)
Total distributions	—	(308,947,604)	—	(171,611,884)	—	(53,340,043)
From portfolio share transactions
Portfolio share transactions	(76,549,831)	70,294,055	(28,309,297)	(20,100,015)	(1,610,148)	28,049,036
Total from portfolio share transactions	(76,549,831)	70,294,055	(28,309,297)	(20,100,015)	(1,610,148)	28,049,036
Total increase (decrease)	(176,171,946)	(51,470,108)	(91,785,128)	(79,238,621)	16,401,401	(6,916,947)

Net assets
Beginning of period	1,707,590,566	1,759,060,674	953,247,304	1,032,485,925	361,687,049	368,603,996
End of period	$1,531,418,620	$1,707,590,566	$861,462,176	$953,247,304	$378,088,450	$361,687,049

Undistributed net investment income (loss)	$1,304,948	$804,578	$996,316	$127,938	$2,918,424	$898,473

79

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Core Strategy Trust		Emerging Markets Value Trust		Equity Income Trust
Increase (decrease) in net assets	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15
From operations
Net investment income (loss)	($5,153,231)	$73,283,494	$8,353,900	$13,400,367	$21,350,223	$35,565,896
Net realized gain (loss)	11,291,691	151,484,447	(16,222,839)	(21,281,325)	82,043,570	161,218,290
Change in net unrealized appreciation (depreciation)	79,865,420	(234,367,507)	76,701,629	(145,118,724)	474,673	(320,562,435)
Increase (decrease) in net assets resulting from operations	86,003,880	(9,599,566)	68,832,690	(152,999,682)	103,868,466	(123,778,249)
Distributions to shareholders
From net investment income
Series I	—	(2,683,807)	—	(56,043)	—	(5,461,496)
Series II	—	(67,127,980)	—	(1,662)	—	(2,571,102)
Series NAV	—	(3,549,296)	—	(16,386,904)	—	(27,085,544)
From net realized gain
Series I	—	(4,376,168)	—	—	—	(25,811,151)
Series II	—	(120,534,844)	—	—	—	(13,520,379)
Series NAV	—	(5,492,281)	—	—	—	(122,871,419)
Total distributions	—	(203,764,376)	—	(16,444,609)	—	(197,321,091)
From portfolio share transactions
Portfolio share transactions	(145,069,418)	(89,646,553)	14,001,045	4,547,900	(157,017,977)	4,342,411
Total from portfolio share transactions	(145,069,418)	(89,646,553)	14,001,045	4,547,900	(157,017,977)	4,342,411
Total increase (decrease)	(59,065,538)	(303,010,495)	82,833,735	(164,896,391)	(53,149,511)	(316,756,929)

Net assets
Beginning of period	3,648,550,507	3,951,561,002	662,492,420	827,388,811	1,670,136,726	1,986,893,655
End of period	$3,589,484,969	$3,648,550,507	$745,326,155	$662,492,420	$1,616,987,215	$1,670,136,726

Undistributed net investment income (loss)	($5,153,231)	—	10,429,786	2,075,886	$29,359,886	$8,009,663

	Financial Industries Trust		Franklin Templeton Founding Allocation Trust		Fundamental All Cap Core Trust
Increase (decrease) in net assets	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15
From operations
Net investment income (loss)	$1,392,431	$2,704,682	($1,631,291)	$28,748,184	$5,105,385	$5,685,655
Net realized gain (loss)	(3,529,935)	(997,904)	(792,715)	49,484,743	(24,353,664)	204,568,989
Change in net unrealized appreciation (depreciation)	(12,361,406)	(6,804,246)	26,723,720	(144,978,724)	(55,506,790)	(142,540,013)
Increase (decrease) in net assets resulting from operations	(14,498,910)	(5,097,468)	24,299,714	(66,745,797)	(74,755,069)	67,714,631
Distributions to shareholders
From net investment income
Series I	—	(1,304,811)	—	(1,138,734)	—	—
Series II	—	(147,529)	—	(26,220,952)	—	—
Series NAV	—	(244,592)	—	(1,424,183)	—	—
From net realized gain
Series I	—	(40,342,982)	—	—	—	(7,784,551)
Series II	—	(6,134,365)	—	—	—	(2,536,408)
Series NAV	—	(7,195,066)	—	—	—	(67,054,149)
Total distributions	—	(55,369,345)	—	(28,783,869)	—	(77,375,108)
From portfolio share transactions
Portfolio share transactions	(13,639,667)	51,517,840	(51,775,581)	(113,237,817)	(69,873,402)	(28,728,684)
Total from portfolio share transactions	(13,639,667)	51,517,840	(51,775,581)	(113,237,817)	(69,873,402)	(28,728,684)
Total increase (decrease)	(28,138,577)	(8,948,973)	(27,475,867)	(208,767,483)	(144,628,471)	(38,389,161)

Net assets
Beginning of period	167,324,167	176,273,140	1,048,735,588	1,257,503,071	1,625,898,368	1,664,287,529
End of period	$139,185,590	$167,324,167	$1,021,259,721	$1,048,735,588	$1,481,269,897	$1,625,898,368

Undistributed net investment income (loss)	$2,796,090	$1,403,659	($1,631,291)	—	$10,540,330	$5,434,945

80

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Fundamental Large Cap Value Trust		Global Trust		Health Sciences Trust
Increase (decrease) in net assets	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15
From operations
Net investment income (loss)	$10,858,654	$19,393,905	$7,979,661	$11,964,639	($471,707)	$179,001
Net realized gain (loss)	(34,516,668)	51,501,978	1,345,630	49,099,203	16,977,000	69,520,450
Change in net unrealized appreciation (depreciation)	(44,845,267)	(84,114,069)	(22,832,801)	(99,579,759)	(48,694,434)	(28,246,251)
Increase (decrease) in net assets resulting from operations	(68,503,281)	(13,218,186)	(13,507,510)	(38,515,917)	(32,189,141)	41,453,200
Distributions to shareholders
From net investment income
Series I	—	(5,906,860)	—	(3,126,911)	—	—
Series II	—	(1,900,761)	—	(900,473)	—	—
Series NAV	—	(8,622,108)	—	(8,435,967)	—	—
From net realized gain
Series I	—	—	—	—	—	(24,945,099)
Series II	—	—	—	—	—	(17,700,999)
Series NAV	—	—	—	—	—	(18,475,075)
Total distributions	—	(16,429,729)	—	(12,463,351)	—	(61,121,173)
From portfolio share transactions
Portfolio share transactions	(40,918,127)	(200,029,348)	(19,759,290)	(82,657,509)	(37,964,429)	46,908,515
Total from portfolio share transactions	(40,918,127)	(200,029,348)	(19,759,290)	(82,657,509)	(37,964,429)	46,908,515
Total increase (decrease)	(109,421,408)	(229,677,263)	(33,266,800)	(133,636,777)	(70,153,570)	27,240,542

Net assets
Beginning of period	1,562,725,751	1,792,403,014	582,391,252	716,028,029	365,714,932	338,474,390
End of period	$1,453,304,343	$1,562,725,751	$549,124,452	$582,391,252	$295,561,362	$365,714,932

Undistributed net investment income (loss)	$16,662,546	$5,803,892	8,996,356	1,016,695	($300,290)	$171,417

	International Core Trust		International Equity Index Trust B		International Growth Stock Trust
Increase (decrease) in net assets	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15
From operations
Net investment income (loss)	$11,807,378	$16,001,133	$10,700,791	$15,486,878	$5,130,596	$7,039,098
Net realized gain (loss)	(32,143,300)	(38,590,532)	(3,063,555)	(2,610,317)	446,598	15,683,910
Change in net unrealized appreciation (depreciation)	3,503,410	(2,330,676)	(6,975,997)	(50,739,682)	(10,135,806)	(29,510,046)
Increase (decrease) in net assets resulting from operations	(16,832,512)	(24,920,075)	661,239	(37,863,121)	(4,558,612)	(6,787,038)
Distributions to shareholders
From net investment income
Series I	—	(1,224,159)	—	(6,814,690)	—	(60,947)
Series II	—	(478,546)	—	(384,636)	—	(339,052)
Series NAV	—	(17,533,368)	—	(8,128,295)	—	(7,452,899)
Total distributions	—	(19,236,073)	—	(15,327,621)	—	(7,852,898)
From portfolio share transactions
Portfolio share transactions	(17,359,407)	(89,639,049)	1,447,421	5,102,774	(17,374,222)	(70,033,229)
Total from portfolio share transactions	(17,359,407)	(89,639,049)	1,447,421	5,102,774	(17,374,222)	(70,033,229)
Total increase (decrease)	(34,191,919)	(133,795,197)	2,108,660	(48,087,968)	(21,932,834)	(84,673,165)

Net assets
Beginning of period	593,493,087	727,288,284	572,233,054	620,321,022	418,614,317	503,287,482
End of period	$559,301,168	$593,493,087	$574,341,714	$572,233,054	$396,681,483	$418,614,317

Undistributed net investment income (loss)	13,443,493	1,636,115	12,013,294	1,312,503	5,849,387	718,791

81

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	International Small Company Trust		International Value Trust		Lifestyle Aggressive PS Series
Increase (decrease) in net assets	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15
From operations
Net investment income (loss)	$1,661,964	$1,506,499	$14,157,194	$18,255,014	($4,186)	$339,712
Net realized gain (loss)	954,038	6,024,315	(20,759,163)	(16,708,488)	(72,323)	808,946
Change in net unrealized appreciation (depreciation)	(4,048,413)	(763,078)	15,899,546	(60,323,177)	462,033	(1,535,618)
Increase (decrease) in net assets resulting from operations	(1,432,411)	6,767,736	9,297,577	(58,776,651)	385,524	(386,960)
Distributions to shareholders
From net investment income
Series I	—	(643,323)	—	(1,602,486)	—	(51,257)
Series II	—	(348,834)	—	(1,031,176)	—	(272,737)
Series NAV	—	(952,566)	—	(14,784,164)	—	(15,733)
From net realized gain
Series I	—	—	—	—	—	(6,637)
Series II	—	—	—	—	—	(41,837)
Series NAV	—	—	—	—	—	(1,977)
Total distributions	—	(1,944,723)	—	(17,417,826)	—	(390,178)
From portfolio share transactions
Portfolio share transactions	900,086	(893,259)	(39,109,968)	(140,914,501)	(427,361)	(365,696)
Total from portfolio share transactions	900,086	(893,259)	(39,109,968)	(140,914,501)	(427,361)	(365,696)
Total increase (decrease)	(532,325)	3,929,754	(29,812,391)	(217,108,978)	(41,837)	(1,142,834)

Net assets
Beginning of period	107,294,943	103,365,189	820,184,970	1,037,293,948	20,876,876	22,019,710
End of period	$106,762,618	$107,294,943	$790,372,579	$820,184,970	$20,835,039	$20,876,876

Undistributed net investment income (loss)	1,795,301	133,337	15,565,409	1,408,215	($4,186)	—

	Lifestyle Balanced PS Series		Lifestyle Conservative PS Series		Lifestyle Growth PS Series
Increase (decrease) in net assets	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15
From operations
Net investment income (loss)	($1,395,749)	$21,549,022	($313,809)	$4,800,694	($2,839,255)	$39,105,150
Net realized gain (loss)	(59,449)	23,357,347	(325,257)	2,084,423	(320,737)	61,857,986
Change in net unrealized appreciation (depreciation)	32,342,231	(46,941,323)	9,399,856	(6,823,068)	48,720,865	(109,114,501)
Increase (decrease) in net assets resulting from operations	30,887,033	(2,034,954)	8,760,790	62,049	45,560,873	(8,151,365)
Distributions to shareholders
From net investment income
Series I	—	(708,196)	—	(225,401)	—	(862,175)
Series II	—	(19,774,216)	—	(4,556,412)	—	(37,611,252)
Series NAV	—	(1,089,114)	—	(19,148)	—	(672,707)
From net realized gain
Series I	—	(529,588)	—	(86,120)	—	(740,791)
Series II	—	(16,867,776)	—	(1,998,611)	—	(36,121,455)
Series NAV	—	(709,619)	—	(13,152)	—	(457,123)
Total distributions	—	(39,678,509)	—	(6,898,844)	—	(76,465,503)
From portfolio share transactions
Portfolio share transactions	(21,182,109)	26,428,699	8,187,188	(230,541)	(74,368,639)	135,748,108
Total from portfolio share transactions	(21,182,109)	26,428,699	8,187,188	(230,541)	(74,368,639)	135,748,108
Total increase (decrease)	9,704,924	(15,284,764)	16,947,978	(7,067,336)	(28,807,766)	51,131,240

Net assets
Beginning of period	974,828,470	990,113,234	189,759,216	196,826,552	1,973,686,735	1,922,555,495
End of period	$984,533,394	$974,828,470	$206,707,194	$189,759,216	$1,944,878,969	$1,973,686,735

Undistributed net investment income (loss)	($1,395,749)	—	($313,783)	$26	($2,839,255)	—

82

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Lifestyle Moderate PS Series		Mid Cap Index Trust		Mid Cap Stock Trust
Increase (decrease) in net assets	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15
From operations
Net investment income (loss)	($494,470)	$7,346,121	$5,131,803	$9,597,386	($152,209)	($2,260,800)
Net realized gain (loss)	(294,605)	6,588,788	51,047,133	82,716,697	(11,150,559)	53,472,458
Change in net unrealized appreciation (depreciation)	12,206,650	(14,305,462)	6,393,672	(116,126,280)	(9,852,477)	(23,331,746)
Increase (decrease) in net assets resulting from operations	11,417,575	(370,553)	62,572,608	(23,812,197)	(21,155,245)	27,879,912
Distributions to shareholders
From net investment income
Series I	—	(222,083)	—	(7,211,867)	—	—
Series II	—	(6,938,283)	—	(549,942)	—	—
Series NAV	—	(192,915)	—	(1,221,319)	—	—
From net realized gain
Series I	—	(152,017)	—	(56,193,926)	—	(36,356,040)
Series II	—	(5,617,616)	—	(5,463,095)	—	(20,132,925)
Series NAV	—	(100,278)	—	(9,999,705)	—	(105,188,192)
Total distributions	—	(13,223,192)	—	(80,639,854)	—	(161,677,157)
From portfolio share transactions
Portfolio share transactions	(2,601,754)	81,765	984,301	76,483,216	(36,779,170)	52,253,212
Total from portfolio share transactions	(2,601,754)	81,765	984,301	76,483,216	(36,779,170)	52,253,212
Total increase (decrease)	8,815,821	(13,511,980)	63,556,909	(27,968,835)	(57,934,415)	(81,544,033)

Net assets
Beginning of period	320,580,506	334,092,486	827,856,550	855,825,385	766,770,434	848,314,467
End of period	$329,396,327	$320,580,506	$891,413,459	$827,856,550	$708,836,019	$766,770,434

Undistributed net investment income (loss)	($494,470)	—	$7,870,320	$2,738,517	($152,209)	—

	Mid Value Trust		Mutual Shares Trust		Real Estate Securities Trust
Increase (decrease) in net assets	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15
From operations
Net investment income (loss)	$5,495,625	$8,425,965	$7,523,029	$10,335,927	$10,334,020	$8,868,448
Net realized gain (loss)	26,597,851	90,884,287	12,151,937	52,676,738	10,146,581	33,532,127
Change in net unrealized appreciation (depreciation)	44,498,581	(123,817,061)	1,849,898	(86,594,036)	30,986,108	(31,648,118)
Increase (decrease) in net assets resulting from operations	76,592,057	(24,506,809)	21,524,864	(23,581,371)	51,466,709	10,752,457
Distributions to shareholders
From net investment income
Series I	—	(3,455,400)	—	(3,820,482)	—	(1,710,648)
Series II	—	(574,607)	—	—	—	(953,383)
Series NAV	—	(5,162,115)	—	(8,182,214)	—	(5,361,772)
From net realized gain
Series I	—	(56,805,649)	—	(16,896,430)	—	—
Series II	—	(11,823,606)	—	—	—	—
Series NAV	—	(79,615,678)	—	(35,693,508)	—	—
Total distributions	—	(157,437,055)	—	(64,592,634)	—	(8,025,803)
From portfolio share transactions
Portfolio share transactions	(55,753,735)	21,445,584	(27,994,453)	(9,226,216)	(20,301,968)	(40,978,546)
Total from portfolio share transactions	(55,753,735)	21,445,584	(27,994,453)	(9,226,216)	(20,301,968)	(40,978,546)
Total increase (decrease)	20,838,322	(160,498,280)	(6,469,589)	(97,400,221)	31,164,741	(38,251,892)

Net assets
Beginning of period	743,161,010	903,659,290	522,350,148	619,750,369	414,836,206	453,088,098
End of period	$763,999,332	$743,161,010	$515,880,559	$522,350,148	$446,000,947	$414,836,206

Undistributed net investment income (loss)	$8,525,500	$3,029,875	$16,187,694	$8,664,665	$13,663,570	$3,329,550

83

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Science & Technology Trust		Small Cap Growth Trust		Small Cap Index Trust
Increase (decrease) in net assets	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15
From operations
Net investment income (loss)	$921,676	($1,706,335)	($567,511)	($2,059,186)	$2,618,454	$4,715,090
Net realized gain (loss)	7,930,858	64,025,548	(39,874,519)	33,935,154	19,373,360	34,468,533
Change in net unrealized appreciation (depreciation)	(9,036,249)	(30,542,887)	13,467,177	(71,554,660)	(13,645,466)	(60,123,548)
Increase (decrease) in net assets resulting from operations	(183,715)	31,776,326	(26,974,853)	(39,678,692)	8,346,348	(20,939,925)
Distributions to shareholders
From net investment income
Series I	—	—	—	—	—	(3,119,906)
Series II	—	—	—	—	—	(361,464)
Series NAV	—	—	—	—	—	(1,089,209)
From net realized gain
Series I	—	(70,613,953)	—	(20,495,548)	—	(24,680,654)
Series II	—	(7,354,718)	—	(6,667,182)	—	(3,743,442)
Series NAV	—	(4,523,412)	—	(58,414,290)	—	(8,155,749)
Total distributions	—	(82,492,083)	—	(85,577,020)	—	(41,150,424)
From portfolio share transactions
Portfolio share transactions	(23,583,773)	70,807,142	(7,668,425)	49,420,768	(2,967,424)	27,354,507
Total from portfolio share transactions	(23,583,773)	70,807,142	(7,668,425)	49,420,768	(2,967,424)	27,354,507
Total increase (decrease)	(23,767,488)	20,091,385	(34,643,278)	(75,834,944)	5,378,924	(34,735,842)

Net assets
Beginning of period	511,084,188	490,992,803	425,520,774	501,355,718	413,728,349	448,464,191
End of period	$487,316,700	$511,084,188	$390,877,496	$425,520,774	$419,107,273	$413,728,349

Undistributed net investment income (loss)	$921,676	—	($566,645)	$866	$3,940,728	$1,322,274

	Small Cap Opportunities Trust		Small Cap Value Trust		Small Company Growth Trust
Increase (decrease) in net assets	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15
From operations
Net investment income (loss)	$497,892	$977,335	$2,672,605	$3,620,937	$271,150	($336,267)
Net realized gain (loss)	5,832,407	20,624,567	23,379,410	90,082,090	4,071,246	17,179,308
Change in net unrealized appreciation (depreciation)	(1,735,166)	(32,852,199)	1,739,724	(102,053,893)	(2,483,038)	(17,694,954)
Increase (decrease) in net assets resulting from operations	4,595,133	(11,250,297)	27,791,739	(8,350,866)	1,859,358	(851,913)
Distributions to shareholders
From net investment income
Series I	—	(77,378)	—	(1,566,636)	—	—
Series II	—	—	—	(91,216)	—	—
Series NAV	—	(121,406)	—	(1,645,259)	—	—
From net realized gain
Series I	—	(3,730,293)	—	(50,172,096)	—	—
Series II	—	(1,560,627)	—	(5,517,556)	—	—
Series NAV	—	(3,783,953)	—	(47,123,307)	—	(370,025)
Total distributions	—	(9,273,657)	—	(106,116,070)	—	(370,025)
From portfolio share transactions
Portfolio share transactions	(14,324,928)	(42,785,929)	(25,673,394)	44,169,238	(6,489,160)	(21,180,433)
Total from portfolio share transactions	(14,324,928)	(42,785,929)	(25,673,394)	44,169,238	(6,489,160)	(21,180,433)
Total increase (decrease)	(9,729,795)	(63,309,883)	2,118,345	(70,297,698)	(4,629,802)	(22,402,371)

Net assets
Beginning of period	218,502,216	281,812,099	651,434,046	721,731,744	111,711,777	134,114,148
End of period	$208,772,421	$218,502,216	$653,552,391	$651,434,046	$107,081,975	$111,711,777

Undistributed net investment income (loss)	$1,432,632	$934,740	$3,787,525	$1,114,920	$271,150	—

84

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Small Company Value Trust		Strategic Equity Allocation Trust		Total Stock Market Index Trust
Increase (decrease) in net assets	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15
From operations
Net investment income (loss)	$1,467,774	$2,851,703	$112,486,110	$196,697,462	$4,783,905	$8,445,015
Net realized gain (loss)	5,228,385	46,506,275	52,011,835	179,003,172	7,177,974	9,851,847
Change in net unrealized appreciation (depreciation)	19,036,254	(67,252,206)	(22,211,417)	(371,417,851)	6,795,476	(21,876,494)
Increase (decrease) in net assets resulting from operations	25,732,413	(17,894,228)	142,286,528	4,282,783	18,757,355	(3,579,632)
Distributions to shareholders
From net investment income
Series I	—	(853,205)	—	—	—	(6,147,279)
Series II	—	(509,251)	—	—	—	(421,903)
Series NAV	—	(2,924,057)	—	(198,384,831)	—	(1,363,209)
From net realized gain
Series I	—	(8,759,963)	—	—	—	(13,458,238)
Series II	—	(7,382,763)	—	—	—	(1,088,538)
Series NAV	—	(28,336,851)	—	(390,270,570)	—	(2,802,487)
Total distributions	—	(48,766,090)	—	(588,655,401)	—	(25,281,654)
From portfolio share transactions
Portfolio share transactions	(23,223,724)	4,377,391	(472,379,766)	(646,704,849)	(12,278,369)	930,768
Total from portfolio share transactions	(23,223,724)	4,377,391	(472,379,766)	(646,704,849)	(12,278,369)	930,768
Total increase (decrease)	2,508,689	(62,282,927)	(330,093,238)	(1,231,077,467)	6,478,986	(27,930,518)

Net assets
Beginning of period	295,618,727	357,901,654	9,945,350,223	11,176,427,690	573,869,751	601,800,269
End of period	$298,127,416	$295,618,727	$9,615,256,985	$9,945,350,223	$580,348,737	$573,869,751

Undistributed net investment income (loss)	$2,211,370	$743,596	$143,575,803	$31,089,693	$7,266,092	$2,482,187

	U.S. Equity Trust		Utilities Trust		Value Trust
Increase (decrease) in net assets	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15
From operations
Net investment income (loss)	$4,593,914	$14,759,310	$5,969,628	$11,048,319	$2,220,015	$3,619,472
Net realized gain (loss)	24,643,981	86,558,859	(5,840,567)	11,471,299	3,072,573	45,935,759
Change in net unrealized appreciation (depreciation)	(8,833,065)	(96,201,886)	49,452,854	(86,723,033)	5,758,490	(103,522,548)
Increase (decrease) in net assets resulting from operations	20,404,830	5,116,283	49,581,915	(64,203,415)	11,051,078	(53,967,317)
Distributions to shareholders
From net investment income
Series I	—	(2,446,878)	—	(11,163,746)	—	(3,022,899)
Series II	—	(129,785)	—	(523,331)	—	(92,545)
Series NAV	—	(12,035,232)	—	(1,177,086)	—	(193,404)
From net realized gain
Series I	—	—	—	(34,633,806)	—	(72,465,704)
Series II	—	—	—	(1,754,336)	—	(3,744,550)
Series NAV	—	—	—	(3,476,627)	—	(4,056,476)
Total distributions	—	(14,611,895)	—	(52,728,932)	—	(83,575,578)
From portfolio share transactions
Portfolio share transactions	(56,470,461)	(108,032,187)	(20,249,169)	(43,216,909)	(42,153,558)	28,395,713
Total from portfolio share transactions	(56,470,461)	(108,032,187)	(20,249,169)	(43,216,909)	(42,153,558)	28,395,713
Total increase (decrease)	(36,065,631)	(117,527,799)	29,332,746	(160,149,256)	(31,102,480)	(109,147,182)

Net assets
Beginning of period	704,872,754	822,400,553	343,242,039	503,391,295	554,348,933	663,496,115
End of period	$668,807,123	$704,872,754	$372,574,785	$343,242,039	$523,246,453	$554,348,933

Undistributed net investment income (loss)	$6,586,699	$1,992,785	$15,683,350	$9,713,722	$3,410,465	$1,190,450

85

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
500 Index Trust B
SERIES I
06-30-2016[3]	25.26	0.24	0.68	0.92	—	—	—	—	26.18	3.64	[4]	0.54	[5]	0.30	[5]	1.95	[5]	2,204	2
12-31-2015	25.68	0.48	(0.20)	0.28	(0.44)	(0.26)	—	(0.70)	25.26	1.10		0.54		0.30		1.85		2,024	4
12-31-2014	23.34	0.42	2.68	3.10	(0.39)	(0.37)	—	(0.76)	25.68	13.33		0.54		0.30		1.71		1,880	2
12-31-2013	18.01	0.37	5.38	5.75	(0.38)	(0.04)	—	(0.42)	23.34	32.03		0.53		0.30		1.75		1,581	4
12-31-2012[6]	17.88	0.08	0.15	0.23	(0.10)	—	—	(0.10)	18.01	1.32	[4]	0.53	[5]	0.30	[5]	2.94	[5]	1,142	4	[7,8]
SERIES II
06-30-2016[3]	25.29	0.22	0.67	0.89	—	—	—	—	26.18	3.56	[4]	0.74	[5]	0.50	[5]	1.75	[5]	52	2
12-31-2015	25.71	0.42	(0.20)	0.22	(0.38)	(0.26)	—	(0.64)	25.29	0.86		0.74		0.50		1.64		51	4
12-31-2014	23.36	0.37	2.69	3.06	(0.34)	(0.37)	—	(0.71)	25.71	13.15		0.74		0.50		1.51		55	2
12-31-2013	18.03	0.32	5.39	5.71	(0.34)	(0.04)	—	(0.38)	23.36	31.76		0.73		0.50		1.55		52	4
12-31-2012[6]	17.88	0.08	0.14	0.22	(0.07)	—	—	(0.07)	18.03	1.27	[4]	0.73	[5]	0.50	[5]	2.74	[5]	47	4	[7,8]
SERIES NAV
06-30-2016[3]	25.26	0.25	0.68	0.93	—	—	—	—	26.19	3.68	[4]	0.49	[5]	0.25	[5]	2.00	[5]	1,504	2
12-31-2015	25.68	0.49	(0.20)	0.29	(0.45)	(0.26)	—	(0.71)	25.26	1.15		0.49		0.25		1.89		1,442	4
12-31-2014	23.33	0.43	2.69	3.12	(0.40)	(0.37)	—	(0.77)	25.68	13.43		0.49		0.25		1.76		1,530	2
12-31-2013	18.01	0.38	5.37	5.75	(0.39)	(0.04)	—	(0.43)	23.33	32.03		0.48		0.25		1.80		1,397	4
12-31-2012	15.71	0.36	2.12	2.48	(0.18)	—	—	(0.18)	18.01	15.80		0.49		0.25		2.07		1,121	4	[7]
12-31-2011	15.71	0.30	(0.01)	0.29	(0.29)	—	—	(0.29)	15.71	1.87		0.49		0.25		1.86		845	4
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Series I and Series II shares is 11-5-12. 7. Excludes merger activity. 8. Portfolio turnover is shown for the period from 1-1-12 to 12-31-12.

All Cap Core Trust
SERIES I
06-30-2016[3]	27.76	0.18	(0.16)	0.02	—	—	—	—	27.78	0.07	[4]	0.86	[5,6]	0.85	[5,6]	1.40	[5]	70	106
12-31-2015	27.32	0.27	0.44	0.71	(0.27)	—	—	(0.27)	27.76	2.59		0.87		0.86		0.94		75	238
12-31-2014	25.15	0.19	2.23	2.42	(0.25)	—	—	(0.25)	27.32	9.64		0.87		0.86		0.71		81	249
12-31-2013	18.95	0.23	6.26	6.49	(0.29)	—	—	(0.29)	25.15	34.33		0.87		0.86		1.02		86	180
12-31-2012	16.44	0.26	2.46	2.72	(0.21)	—	—	(0.21)	18.95	16.57		0.86		0.86		1.46		73	242
12-31-2011	16.55	0.17	(0.11)	0.06	(0.17)	—	—	(0.17)	16.44	0.41		0.86		0.86		0.99		71	231
SERIES II
06-30-2016[3]	27.70	0.15	(0.16)	(0.01)	—	—	—	—	27.69	(0.04)[4]		1.06	[5,6]	1.05	[5,6]	1.21	[5]	6	106
12-31-2015	27.27	0.21	0.44	0.65	(0.22)	—	—	(0.22)	27.70	2.36		1.07		1.06		0.74		7	238
12-31-2014	25.10	0.13	2.24	2.37	(0.20)	—	—	(0.20)	27.27	9.46		1.07		1.06		0.49		6	249
12-31-2013	18.92	0.18	6.25	6.43	(0.25)	—	—	(0.25)	25.10	34.04		1.07		1.06		0.82		9	180
12-31-2012	16.41	0.23	2.45	2.68	(0.17)	—	—	(0.17)	18.92	16.38		1.06		1.06		1.26		8	242
12-31-2011	16.53	0.13	(0.11)	0.02	(0.14)	—	—	(0.14)	16.41	0.14		1.06		1.06		0.79		8	231
SERIES NAV
06-30-2016[3]	27.77	0.19	(0.17)	0.02	—	—	—	—	27.79	0.07	[4]	0.81	[5,6]	0.80	[5,6]	1.46	[5]	217	106
12-31-2015	27.33	0.28	0.45	0.73	(0.29)	—	—	(0.29)	27.77	2.64		0.82		0.81		1.00		226	238
12-31-2014	25.16	0.20	2.23	2.43	(0.26)	—	—	(0.26)	27.33	9.69		0.82		0.81		0.77		264	249
12-31-2013	18.95	0.24	6.28	6.52	(0.31)	—	—	(0.31)	25.16	34.44		0.82		0.81		1.06		284	180
12-31-2012	16.44	0.27	2.46	2.73	(0.22)	—	—	(0.22)	18.95	16.62		0.81		0.81		1.51		274	242
12-31-2011	16.56	0.18	(0.12)	0.06	(0.18)	—	—	(0.18)	16.44	0.40		0.81		0.81		1.04		272	231
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.

86

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Alpha Opportunities Trust
SERIES I
06-30-2016[3]	10.94	0.03		(0.02)	0.01	—	—	—	—	10.95	0.09	[4]	1.06	[5]	1.02	[5]	0.53	[5]	1		48
12-31-2015	13.60	0.06		(0.16)	(0.10)	(0.08)	(2.48)	—	(2.56)	10.94	—	[6]	1.05		1.02		0.50		1		96
12-31-2014	16.21	0.08		1.17	1.25	(0.08)	(3.78)	—	(3.86)	13.60	8.00		1.06		1.02		0.52		1		109
12-31-2013	13.36	0.08		4.56	4.64	(0.12)	(1.67)	—	(1.79)	16.21	35.55		1.07		1.05		0.49		1		121
12-31-2012	11.92	0.09		2.39	2.48	(0.07)	(0.97)	—	(1.04)	13.36	21.33		1.06		1.06		0.71		1		141
12-31-2011	15.35	0.05		(1.34)	(1.29)	(0.03)	(2.11)	—	(2.14)	11.92	(8.14)		1.07		1.07		0.32		—	[7]	157
SERIES NAV
06-30-2016[3]	10.95	0.03		(0.02)	0.01	—	—	—	—	10.96	0.09	[4]	1.00	[5]	0.97	[5]	0.59	[5]	626		48
12-31-2015	13.62	0.07		(0.17)	(0.10)	(0.09)	(2.48)	—	(2.57)	10.95	(0.03)		1.00		0.97		0.56		663		96
12-31-2014	16.22	0.08		1.19	1.27	(0.09)	(3.78)	—	(3.87)	13.62	8.12		1.01		0.97		0.55		780		109
12-31-2013	13.37	0.08		4.57	4.65	(0.13)	(1.67)	—	(1.80)	16.22	35.58		1.02		1.00		0.55		915		121
12-31-2012	11.93	0.10		2.39	2.49	(0.08)	(0.97)	—	(1.05)	13.37	21.38		1.01		1.01		0.73		888		141
12-31-2011	15.35	0.05		(1.33)	(1.28)	(0.03)	(2.11)	—	(2.14)	11.93	(8.02)		1.02		1.02		0.34		875		157
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than 0.005%. 7. Less than $500,000.

American Asset Allocation Trust
SERIES I
06-30-2016[3]	14.21	—	[4]	0.63	0.63	—	—	—	—	14.84	4.43	[5]	0.61	[6,7,8]	0.60	[6,7,8]	0.05	[4,7]	231		3
12-31-2015	15.75	0.20	[4]	(0.10)	0.10	(0.19)	(1.45)	—	(1.64)	14.21	1.06		0.62	[6]	0.61	[6]	1.27	[4]	220		9
12-31-2014	15.22	0.17	[4]	0.60	0.77	(0.17)	(0.07)	—	(0.24)	15.75	5.05		0.62	[6]	0.61	[6]	1.11	[4]	227		7
12-31-2013	12.47	0.15	[4]	2.76	2.91	(0.16)	—	—	(0.16)	15.22	23.30		0.62	[6]	0.62	[6]	1.08	[4]	221		2
12-31-2012	10.94	0.18	[4]	1.54	1.72	(0.19)	—	—	(0.19)	12.47	15.76		0.62	[6]	0.62	[6]	1.50	[4]	192		2
12-31-2011	11.01	0.16	[4]	(0.06)	0.10	(0.17)	—	—	(0.17)	10.94	0.91		0.62	[6]	0.62	[6]	1.42	[4]	187		2
SERIES II
06-30-2016[3]	14.21	(0.01)[4]		0.62	0.61	—	—	—	—	14.82	4.29	[5]	0.76	[6,7,8]	0.75	[6,7,8]	(0.11)[4,7]		1,143		3
12-31-2015	15.75	0.16	[4]	(0.09)	0.07	(0.16)	(1.45)	—	(1.61)	14.21	0.91		0.77	[6]	0.76	[6]	1.05	[4]	1,168		9
12-31-2014	15.22	0.14	[4]	0.61	0.75	(0.15)	(0.07)	—	(0.22)	15.75	4.89		0.77	[6]	0.76	[6]	0.90	[4]	1,320		7
12-31-2013	12.47	0.13	[4]	2.75	2.88	(0.13)	—	—	(0.13)	15.22	23.13		0.77	[6]	0.77	[6]	0.90	[4]	1,430		2
12-31-2012	10.95	0.16	[4]	1.54	1.70	(0.18)	—	—	(0.18)	12.47	15.49		0.77	[6]	0.77	[6]	1.36	[4]	1,305		2
12-31-2011	11.01	0.14	[4]	(0.05)	0.09	(0.15)	—	—	(0.15)	10.95	0.86		0.77	[6]	0.77	[6]	1.29	[4]	1,274		2
SERIES III
06-30-2016[3]	14.20	0.03	[4]	0.63	0.66	—	—	—	—	14.86	4.65	[5]	0.26	[6,7,8]	0.25	[6,7,8]	0.36	[4,7]	137		3
12-31-2015	15.75	0.24	[4]	(0.10)	0.14	(0.24)	(1.45)	—	(1.69)	14.20	1.34		0.27	[6]	0.26	[6]	1.56	[4]	138		9
12-31-2014	15.22	0.21	[4]	0.61	0.82	(0.22)	(0.07)	—	(0.29)	15.75	5.40		0.27	[6]	0.26	[6]	1.37	[4]	156		7
12-31-2013	12.46	0.20	[4]	2.76	2.96	(0.20)	—	—	(0.20)	15.22	23.79		0.27	[6]	0.27	[6]	1.40	[4]	173		2
12-31-2012	10.93	0.23	[4]	1.54	1.77	(0.24)	—	—	(0.24)	12.46	16.16		0.27	[6]	0.27	[6]	1.87	[4]	156		2
12-31-2011	11.00	0.21	[4]	(0.07)	0.14	(0.21)	—	—	(0.21)	10.93	1.27		0.27	[6]	0.27	[6]	1.84	[4]	146		2
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from the underlying fund held by the portfolio. The expense ratio of the underlying fund held by the portfolio was 0.30% for the six months ended 6-30-16 and 0.31% for all other periods presented. 7. Annualized. 8. Includes reimbursement for overbilling of custody expenses in prior years of 0.01%.

87

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
American Global Growth Trust
SERIES I
06-30-2016[3]	15.38	0.01	[4]	(0.56)	(0.55)	—	—	—	—	14.83	(3.58)[5]	0.64	[6,7]	0.55	[6,7]	0.08	[4,7]	11	8
12-31-2015	15.86	0.14	[4]	0.87	1.01	(0.39)	(1.10)	—	(1.49)	15.38	6.64	0.64	[6]	0.55	[6]	0.88	[4]	12	17
12-31-2014	15.68	0.15	[4]	0.16	0.31	(0.13)	—	—	(0.13)	15.86	1.96	0.63	[6]	0.58	[6]	0.97	[4]	8	13
12-31-2013	12.29	0.16	[4]	3.36	3.52	(0.13)	—	—	(0.13)	15.68	28.63	0.64	[6]	0.63	[6]	1.17	[4]	5	2	[8]
12-31-2012	10.11	0.07	[4]	2.17	2.24	(0.06)	—	—	(0.06)	12.29	22.13	0.64	[6]	0.64	[6]	0.59	[4]	2	5
12-31-2011	11.25	0.21	[4]	(1.25)	(1.04)	(0.10)	—	—	(0.10)	10.11	(9.24)	0.64	[6]	0.64	[6]	2.01	[4]	2	7
SERIES II
06-30-2016[3]	15.35	(0.01)[4]		(0.55)	(0.56)	—	—	—	—	14.79	(3.65)[5]	0.79	[6,7]	0.70	[6,7]	(0.07)[4,7]		174	8
12-31-2015	15.83	0.09	[4]	0.90	0.99	(0.37)	(1.10)	—	(1.47)	15.35	6.50	0.79	[6]	0.70	[6]	0.55	[4]	193	17
12-31-2014	15.65	0.10	[4]	0.19	0.29	(0.11)	—	—	(0.11)	15.83	1.82	0.78	[6]	0.74	[6]	0.62	[4]	203	13
12-31-2013	12.27	0.11	[4]	3.38	3.49	(0.11)	—	—	(0.11)	15.65	28.43	0.79	[6]	0.78	[6]	0.77	[4]	233	2	[8]
12-31-2012	10.09	0.04	[4]	2.18	2.22	(0.04)	—	—	(0.04)	12.27	22.00	0.79	[6]	0.79	[6]	0.33	[4]	165	5
12-31-2011	11.23	0.08	[4]	(1.14)	(1.06)	(0.08)	—	—	(0.08)	10.09	(9.40)	0.79	[6]	0.79	[6]	0.73	[4]	158	7
SERIES III
06-30-2016[3]	15.34	0.03	[4]	(0.56)	(0.53)	—	—	—	—	14.81	(3.46)[5]	0.29	[6,7]	0.20	[6,7]	0.45	[4,7]	31	8
12-31-2015	15.82	0.17	[4]	0.90	1.07	(0.45)	(1.10)	—	(1.55)	15.34	7.02	0.29	[6]	0.20	[6]	1.02	[4]	31	17
12-31-2014	15.64	0.18	[4]	0.18	0.36	(0.18)	—	—	(0.18)	15.82	2.31	0.28	[6]	0.24	[6]	1.12	[4]	36	13
12-31-2013	12.25	0.24	[4]	3.33	3.57	(0.18)	—	—	(0.18)	15.64	29.12	0.29	[6]	0.28	[6]	1.68	[4]	40	2	[8]
12-31-2012	10.08	0.10	[4]	2.17	2.27	(0.10)	—	—	(0.10)	12.25	22.49	0.29	[6]	0.29	[6]	0.84	[4]	4	5
12-31-2011	11.22	0.15	[4]	(1.15)	(1.00)	(0.14)	—	—	(0.14)	10.08	(8.92)	0.29	[6]	0.29	[6]	1.37	[4]	3	7
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expenses indirectly incurred from underlying fund held by the portfolio. The expense ratios of the underlying fund held by the portfolio were as follows: 0.55%, 0.55%, 0.56%, 0.55%, 0.56% and 0.61% for the periods ended 6-30-16, 12-31-15, 12-31-14, 12-31-13, 12-31-12 and 12-31-11, respectively. 7. Annualized. 8. Excludes merger activity.

American Growth Trust
SERIES I
06-30-2016[3]	24.15	(0.02)[4]		0.21	0.19	—	—	—	—	24.34	0.79 [5]	0.62	[6,7]	0.62	[6,7]	(0.14)[4,7]		105	7
12-31-2015	24.07	0.04	[4]	1.43	1.47	(0.06)	(1.33)	—	(1.39)	24.15	6.44	0.62	[6]	0.62	[6]	0.18	[4]	104	21
12-31-2014	22.44	0.20	[4]	1.63	1.83	(0.20)	—	—	(0.20)	24.07	8.13	0.62	[6]	0.61	[6]	0.85	[4]	118	7
12-31-2013	17.40	0.11	[4]	5.04	5.15	(0.11)	—	—	(0.11)	22.44	29.60	0.62	[6]	0.62	[6]	0.57	[4]	110	2
12-31-2012	14.87	0.07	[4]	2.53	2.60	(0.07)	—	—	(0.07)	17.40	17.49	0.62	[6]	0.62	[6]	0.40	[4]	91	4
12-31-2011	15.63	0.04	[4]	(0.76)	(0.72)	(0.04)	—	—	(0.04)	14.87	(4.63)	0.62	[6]	0.62	[6]	0.24	[4]	94	6
SERIES II
06-30-2016[3]	24.08	(0.02)[4]		0.19	0.17	—	—	—	—	24.25	0.71 [5]	0.77	[6,7]	0.68	[6,7]	(0.21)[4,7]		669	7
12-31-2015	23.99	0.02	[4]	1.42	1.44	(0.02)	(1.33)	—	(1.35)	24.08	6.35	0.77	[6]	0.72	[6]	0.10	[4]	707	21
12-31-2014	22.37	0.14	[4]	1.64	1.78	(0.16)	—	—	(0.16)	23.99	7.96	0.77	[6]	0.76	[6]	0.63	[4]	804	7
12-31-2013	17.34	0.07	[4]	5.04	5.11	(0.08)	—	—	(0.08)	22.37	29.48	0.77	[6]	0.77	[6]	0.36	[4]	919	2
12-31-2012	14.83	0.04	[4]	2.52	2.56	(0.05)	—	—	(0.05)	17.34	17.23	0.77	[6]	0.77	[6]	0.24	[4]	902	4
12-31-2011	15.59	0.01	[4]	(0.76)	(0.75)	(0.01)	—	—	(0.01)	14.83	(4.79)	0.77	[6]	0.77	[6]	0.08	[4]	930	6
SERIES III
06-30-2016[3]	24.07	0.02	[4]	0.20	0.22	—	—	—	—	24.29	0.91 [5]	0.27	[6,7]	0.27	[6,7]	0.20	[4,7]	92	7
12-31-2015	23.98	0.14	[4]	1.43	1.57	(0.15)	(1.33)	—	(1.48)	24.07	6.87	0.27	[6]	0.27	[6]	0.56	[4]	94	21
12-31-2014	22.36	0.26	[4]	1.64	1.90	(0.28)	—	—	(0.28)	23.98	8.47	0.27	[6]	0.26	[6]	1.14	[4]	106	7
12-31-2013	17.33	0.17	[4]	5.04	5.21	(0.18)	—	—	(0.18)	22.36	30.07	0.27	[6]	0.27	[6]	0.88	[4]	116	2
12-31-2012	14.81	0.13	[4]	2.52	2.65	(0.13)	—	—	(0.13)	17.33	17.89	0.27	[6]	0.27	[6]	0.78	[4]	106	4
12-31-2011	15.57	0.10	[4]	(0.77)	(0.67)	(0.09)	—	—	(0.09)	14.81	(4.29)	0.27	[6]	0.27	[6]	0.65	[4]	98	6
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.35%, 0.35%, 0.35%, 0.35%, 0.34% and 0.34% for the periods ended 6-30-16, 12-31-15, 12-31-14, 12-31-13, 12-31-12 and 12-31-11, respectively. 7. Annualized.

88

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
American Growth-Income Trust
SERIES I
06-30-2016[3]	21.16	—	[4,5]	0.62	0.62	—	—	—	—	21.78	2.93 [6]	0.62	[7,8]	0.61	[7,8]	0.02	[4,8]	239	6
12-31-2015	24.00	0.21	[4]	(0.07)	0.14	(0.20)	(2.78)	—	(2.98)	21.16	1.11	0.62	[7]	0.61	[7]	0.89	[4]	240	17
12-31-2014	21.96	0.21	[4]	2.04	2.25	(0.21)	—	—	(0.21)	24.00	10.25	0.62	[7]	0.61	[7]	0.90	[4]	267	6
12-31-2013	16.66	0.18	[4]	5.32	5.50	(0.20)	—	—	(0.20)	21.96	33.01	0.62	[7]	0.61	[7]	0.96	[4]	270	2
12-31-2012	14.40	0.22	[4]	2.25	2.47	(0.21)	—	—	(0.21)	16.66	17.15	0.62	[7]	0.62	[7]	1.39	[4]	232	18	[9]
12-31-2011	14.90	0.16	[4]	(0.48)	(0.32)	(0.18)	—	—	(0.18)	14.40	(2.16)	0.62	[7]	0.62	[7]	1.10	[4]	197	5
SERIES II
06-30-2016[3]	21.12	(0.01)[4]		0.62	0.61	—	—	—	—	21.73	2.89 [6]	0.77	[7,8]	0.69	[7,8]	(0.07)[4,8]		598	6
12-31-2015	23.96	0.18	[4]	(0.07)	0.11	(0.17)	(2.78)	—	(2.95)	21.12	0.96	0.77	[7]	0.73	[7]	0.77	[4]	628	17
12-31-2014	21.92	0.16	[4]	2.06	2.22	(0.18)	—	—	(0.18)	23.96	10.12	0.77	[7]	0.76	[7]	0.68	[4]	730	6
12-31-2013	16.63	0.14	[4]	5.32	5.46	(0.17)	—	—	(0.17)	21.92	32.84	0.77	[7]	0.76	[7]	0.75	[4]	831	2
12-31-2012	14.38	0.17	[4]	2.27	2.44	(0.19)	—	—	(0.19)	16.63	16.94	0.77	[7]	0.77	[7]	1.09	[4]	814	18	[9]
12-31-2011	14.88	0.15	[4]	(0.49)	(0.34)	(0.16)	—	—	(0.16)	14.38	(2.31)	0.77	[7]	0.77	[7]	0.99	[4]	778	5
SERIES III
06-30-2016[3]	21.12	0.04	[4]	0.62	0.66	—	—	—	—	21.78	3.13 [6]	0.27	[7,8]	0.26	[7,8]	0.36	[4,8]	215	6
12-31-2015	23.96	0.29	[4]	(0.06)	0.23	(0.29)	(2.78)	—	(3.07)	21.12	1.46	0.27	[7]	0.26	[7]	1.24	[4]	219	17
12-31-2014	21.92	0.27	[4]	2.07	2.34	(0.30)	—	—	(0.30)	23.96	10.64	0.27	[7]	0.26	[7]	1.19	[4]	252	6
12-31-2013	16.62	0.24	[4]	5.33	5.57	(0.27)	—	—	(0.27)	21.92	33.50	0.27	[7]	0.26	[7]	1.27	[4]	276	2
12-31-2012	14.37	0.57	[4]	1.94	2.51	(0.26)	—	—	(0.26)	16.62	17.51	0.27	[7]	0.27	[7]	3.53	[4]	257	18	[9]
12-31-2011	14.87	0.23	[4]	(0.50)	(0.27)	(0.23)	—	—	(0.23)	14.37	(1.81)	0.27	[7]	0.27	[7]	1.58	[4]	76	5
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Less than $0.005 per share. 6. Not annualized. 7. Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.29%, 0.29%, 0.29%, 0.29%, 0.28% and 0.29% based on the mix of underlying funds held by the portfolio for the periods ended 6-30-16, 12-31-15, 12-31-14, 12-31-13, 12-31-12 and 12-31-11, respectively. 8. Annualized. 9. Excludes merger activity.

American International Trust
SERIES I
06-30-2016[3]	17.35	(0.02)[4]		(0.22)	(0.24)	—	—	—	—	17.11	(1.38)[5]	0.63	[6,7]	0.62	[6,7]	(0.28)[4,7]		88	8
12-31-2015	18.45	0.22	[4]	(1.11)	(0.89)	(0.21)	—	—	(0.21)	17.35	(4.82)	0.63	[6]	0.62	[6]	1.14	[4]	98	15
12-31-2014	19.23	0.21	[4]	(0.79)	(0.58)	(0.20)	—	—	(0.20)	18.45	(3.05)	0.62	[6]	0.62	[6]	1.08	[4]	89	6
12-31-2013	16.01	0.17	[4]	3.22	3.39	(0.17)	—	—	(0.17)	19.23	21.20	0.63	[6]	0.62	[6]	1.00	[4]	92	3
12-31-2012	13.77	0.16	[4]	2.25	2.41	(0.17)	—	—	(0.17)	16.01	17.49	0.62	[6]	0.62	[6]	1.06	[4]	81	5
12-31-2011	16.33	0.20	[4]	(2.54)	(2.34)	(0.22)	—	—	(0.22)	13.77	(14.34)	0.62	[6]	0.62	[6]	1.29	[4]	87	9
SERIES II
06-30-2016[3]	17.34	(0.03)[4]		(0.22)	(0.25)	—	—	—	—	17.09	(1.44)[5]	0.78	[6,7]	0.75	[6,7]	(0.39)[4,7]		372	8
12-31-2015	18.44	0.18	[4]	(1.10)	(0.92)	(0.18)	—	—	(0.18)	17.34	(4.98)	0.78	[6]	0.76	[6]	0.93	[4]	395	15
12-31-2014	19.21	0.15	[4]	(0.75)	(0.60)	(0.17)	—	—	(0.17)	18.44	(3.15)	0.77	[6]	0.77	[6]	0.79	[4]	468	6
12-31-2013	16.00	0.13	[4]	3.23	3.36	(0.15)	—	—	(0.15)	19.21	20.98	0.78	[6]	0.77	[6]	0.76	[4]	557	3
12-31-2012	13.77	0.13	[4]	2.25	2.38	(0.15)	—	—	(0.15)	16.00	17.26	0.77	[6]	0.77	[6]	0.90	[4]	563	5
12-31-2011	16.31	0.19	[4]	(2.54)	(2.35)	(0.19)	—	—	(0.19)	13.77	(14.38)	0.77	[6]	0.77	[6]	1.22	[4]	576	9
SERIES III
06-30-2016[3]	17.29	0.01	[4]	(0.22)	(0.21)	—	—	—	—	17.08	(1.21)[5]	0.28	[6,7]	0.27	[6,7]	0.09	[6,7]	42	8
12-31-2015	18.40	0.27	[4]	(1.10)	(0.83)	(0.28)	—	—	(0.28)	17.29	(4.54)	0.28	[6]	0.27	[6]	1.44	[6]	43	15
12-31-2014	19.17	0.26	[4]	(0.77)	(0.51)	(0.26)	—	—	(0.26)	18.40	(2.66)	0.27	[6]	0.27	[6]	1.33	[6]	50	6
12-31-2013	15.96	0.23	[4]	3.21	3.44	(0.23)	—	—	(0.23)	19.17	21.58	0.28	[6]	0.27	[6]	1.31	[6]	55	3
12-31-2012	13.72	0.22	[4]	2.24	2.46	(0.22)	—	—	(0.22)	15.96	17.94	0.27	[6]	0.27	[6]	1.49	[6]	51	5
12-31-2011	16.28	0.34	[4]	(2.63)	(2.29)	(0.27)	—	—	(0.27)	13.72	(14.05)	0.27	[6]	0.27	[6]	2.18	[6]	45	9
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from the underlying fund by the portfolio. The ratios of the underlying fund held by the portfolio were as follows: 0.54%, 0.54%, 0.54%, 0.54%, 0.53% and 0.53% for the periods ended 6-30-16, 12-31-15, 12-31-14, 12-31-13, 12-31-12 and 12-31-11, respectively. 7. Annualized.

89

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
American New World Trust
SERIES I
06-30-2016[3]	11.05	(0.02)[4]		0.25	0.23	—	—	—	—	11.28	2.08 [5]	0.68	[6,7]	0.67	[6,7]	(0.46)[4,7]		32	1
12-31-2015	13.22	0.02	[4]	(0.56)	(0.54)	(0.02)	(1.61)	—	(1.63)	11.05	(3.66)	0.68	[6]	0.68	[6]	0.19	[4]	31	15
12-31-2014	14.89	0.10	[4]	(1.28)	(1.18)	(0.08)	(0.41)	—	(0.49)	13.22	(8.21)	0.67	[6]	0.66	[6]	0.68	[4]	16	20
12-31-2013	13.55	0.16	[4]	1.31	1.47	(0.13)	—	—	(0.13)	14.89	10.89	0.67	[6]	0.67	[6]	1.16	[4]	15	11
12-31-2012	11.61	0.08	[4]	1.94	2.02	(0.08)	—	—	(0.08)	13.55	17.37	0.68	[6]	0.68	[6]	0.60	[4]	10	7
12-31-2011	13.75	0.20	[4]	(2.17)	(1.97)	(0.17)	—	—	(0.17)	11.61	(14.33)	0.66	[6]	0.66	[6]	1.57	[4]	9	14
SERIES II
06-30-2016[3]	11.05	(0.03)[4]		0.25	0.22	—	—	—	—	11.27	1.99 [5]	0.83	[6,7]	0.82	[6,7]	(0.62)[4,7]		41	1
12-31-2015	13.21	—	[4,8]	(0.55)	(0.55)	—	(1.61)	—	(1.61)	11.05	(3.73)	0.83	[6]	0.82	[6]	(0.02)[4]		44	15
12-31-2014	14.88	0.05	[4]	(1.25)	(1.20)	(0.06)	(0.41)	—	(0.47)	13.21	(8.37)	0.82	[6]	0.81	[6]	0.37	[4]	53	20
12-31-2013	13.54	0.10	[4]	1.35	1.45	(0.11)	—	—	(0.11)	14.88	10.74	0.82	[6]	0.82	[6]	0.75	[4]	64	11
12-31-2012	11.61	0.05	[4]	1.94	1.99	(0.06)	—	—	(0.06)	13.54	17.12	0.83	[6]	0.83	[6]	0.43	[4]	68	7
12-31-2011	13.74	0.14	[4]	(2.12)	(1.98)	(0.15)	—	—	(0.15)	11.61	(14.41)	0.81	[6]	0.81	[6]	1.04	[4]	66	14
SERIES III
06-30-2016[3]	11.02	(0.01)[4]		0.25	0.24	—	—	—	—	11.26	2.18 [5]	0.33	[6,7]	0.32	[6,7]	(0.11)[4,7]		2	1
12-31-2015	13.18	0.06	[4]	(0.55)	(0.49)	(0.06)	(1.61)	—	(1.67)	11.02	(3.24)	0.33	[6]	0.32	[6]	0.47	[4]	1	15
12-31-2014	14.86	0.13	[4]	(1.27)	(1.14)	(0.13)	(0.41)	—	(0.54)	13.18	(7.95)	0.32	[6]	0.31	[6]	0.91	[4]	2	20
12-31-2013	13.51	0.16	[4]	1.37	1.53	(0.18)	—	—	(0.18)	14.86	11.36	0.32	[6]	0.32	[6]	1.12	[4]	2	11
12-31-2012	11.58	0.11	[4]	1.94	2.05	(0.12)	—	—	(0.12)	13.51	17.71	0.33	[6]	0.33	[6]	0.85	[4]	3	7
12-31-2011	13.72	0.22	[4]	(2.14)	(1.92)	(0.22)	—	—	(0.22)	11.58	(14.02)	0.31	[6]	0.31	[6]	1.70	[4]	3	14
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expenses indirectly incurred from the underlying fund held by the portfolio. The expense ratios of the underlying fund held by the portfolio were as follows: 0.79%, 0.78%, 0.79%, 0.78%, 0.80% and 0.80% for the periods ended 6-30-16, 12-31-15, 12-31-14, 12-31-13, 12-31-12 and 12-31-11 respectively. 7. Annualized. 8. Less than $0.005 per share.

Blue Chip Growth Trust
SERIES I
06-30-2016[3]	32.45	0.01		(1.90)	(1.89)	—	—	—	—	30.56	(5.82)[4]	0.85	[5,6]	0.81	[5,6]	0.03	[5]	270	15
12-31-2015	35.88	0.01		3.48	3.49	—	(6.92)	—	(6.92)	32.45	11.06	0.87		0.83		0.03		311	29
12-31-2014	34.23	(0.04)		3.12	3.08	—	(1.43)	—	(1.43)	35.88	9.07	0.86		0.83		(0.12)		313	26
12-31-2013	24.29	(0.01)		10.03	10.02	(0.08)	—	—	(0.08)	34.23	41.27	0.87		0.83		(0.04)		337	27
12-31-2012	20.54	0.05		3.72	3.77	(0.02)	—	—	(0.02)	24.29	18.36	0.86		0.83		0.22		274	22
12-31-2011	20.25	0.02		0.27	0.29	— [7]	—	—	— [6]	20.54	1.44	0.86		0.83		0.12		277	33
SERIES II
06-30-2016[3]	31.95	(0.02)		(1.87)	(1.89)	—	—	—	—	30.06	(5.92)[4]	1.05	[5,6]	1.01	[5,6]	(0.17)[5]		116	15
12-31-2015	35.50	(0.06)		3.43	3.37	—	(6.92)	—	(6.92)	31.95	10.83	1.07		1.03		(0.17)		136	29
12-31-2014	33.94	(0.11)		3.10	2.99	—	(1.43)	—	(1.43)	35.50	8.88	1.06		1.03		(0.32)		132	26
12-31-2013	24.10	(0.07)		9.94	9.87	(0.03)	—	—	(0.03)	33.94	40.97	1.07		1.03		(0.24)		149	27
12-31-2012	20.40	—	[7]	3.70	3.70	—	—	—	—	24.10	18.14	1.06		1.03		0.02		123	22
12-31-2011	20.15	(0.02)		0.27	0.25	—	—	—	—	20.40	1.24	1.06		1.03		(0.08)		122	33
SERIES NAV
06-30-2016[3]	32.45	0.01		(1.89)	(1.88)	—	—	—	—	30.57	(5.79)[4]	0.80	[5,6]	0.76	[5,6]	0.08	[5]	1,145	15
12-31-2015	35.86	0.03		3.48	3.51	—	(6.92)	—	(6.92)	32.45	11.13	0.82		0.78		0.08		1,260	29
12-31-2014	34.20	(0.02)		3.11	3.09	—	(1.43)	—	(1.43)	35.86	9.11	0.81		0.78		(0.07)		1,314	26
12-31-2013	24.26	—	[7]	10.03	10.03	(0.09)	—	—	(0.09)	34.20	41.37	0.82		0.78		0.01		1,471	27
12-31-2012	20.51	0.07		3.71	3.78	(0.03)	—	—	(0.03)	24.26	18.44	0.81		0.78		0.28		1,346	22
12-31-2011	20.22	0.04		0.25	0.29	— [7]	—	—	— [7]	20.51	1.45	0.81		0.78		0.17		1,286	33
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.01%. 7. Less than $0.005 per share.

90

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Capital Appreciation Trust
SERIES I
06-30-2016[3]	14.12	0.01	(0.96)	(0.95)	—	—	—	—	13.17	(6.73)[4]	0.77	[5,6]	0.76	[5,6]	0.15 [5]	166	15
12-31-2015	15.47	— [7]	1.57	1.57	—	(2.92)	—	(2.92)	14.12	11.46	0.79		0.78		(0.01)	192	30
12-31-2014	15.78	— [7]	1.50	1.50	(0.01)	(1.80)	—	(1.81)	15.47	9.65	0.78		0.78		(0.01)	196	33
12-31-2013	11.51	0.01	4.29	4.30	(0.03)	—	—	(0.03)	15.78	37.41	0.79		0.79		0.04	205	38
12-31-2012	9.94	0.03	1.56	1.59	(0.02)	—	—	(0.02)	11.51	15.98	0.79		0.78		0.27	175	45
12-31-2011	9.94	0.01	— [7]	0.01	(0.01)	—	—	(0.01)	9.94	0.08	0.79		0.78		0.05	181	52
SERIES II
06-30-2016[3]	13.80	— [7]	(0.94)	(0.94)	—	—	—	—	12.86	(6.81)[4]	0.97	[5,6]	0.96	[5,6]	(0.05)[5]	58	15
12-31-2015	15.22	(0.03)	1.53	1.50	—	(2.92)	—	(2.92)	13.80	11.17	0.99		0.98		(0.21)	70	30
12-31-2014	15.57	(0.03)	1.48	1.45	—	(1.80)	—	(1.80)	15.22	9.47	0.98		0.98		(0.21)	73	33
12-31-2013	11.38	(0.02)	4.24	4.22	(0.03)	—	—	(0.03)	15.57	37.10	0.99		0.99		(0.16)	77	38
12-31-2012	9.83	0.02	1.54	1.56	(0.01)	—	—	(0.01)	11.38	15.84	0.99		0.98		0.07	71	45
12-31-2011	9.85	(0.02)	— [7]	(0.02)	— [7]	—	—	— [6]	9.83	(0.17)	0.99		0.98		(0.15)	72	52
SERIES NAV
06-30-2016[3]	14.13	0.01	(0.95)	(0.94)	—	—	—	—	13.19	(6.65)[4]	0.72	[5,6]	0.71	[5,6]	0.20 [5]	637	15
12-31-2015	15.48	0.01	1.56	1.57	—	(2.92)	—	(2.92)	14.13	11.48	0.74		0.73		0.04	691	30
12-31-2014	15.79	0.01	1.49	1.50	(0.01)	(1.80)	—	(1.81)	15.48	9.68	0.73		0.73		0.04	764	33
12-31-2013	11.51	0.01	4.30	4.31	(0.03)	—	—	(0.03)	15.79	37.51	0.74		0.74		0.09	850	38
12-31-2012	9.94	0.04	1.55	1.59	(0.02)	—	—	(0.02)	11.51	16.03	0.74		0.73		0.32	797	45
12-31-2011	9.94	0.01	—	0.01	(0.01)	—	—	(0.01)	9.94	0.12	0.74		0.73		0.10	770	52
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.03%. 7. Less than $0.005 per share.

Capital Appreciation Value Trust
SERIES I
06-30-2016[3]	11.47	0.08	0.51	0.59	—	—	—	—	12.06	5.14 [4]	0.91	[5]	0.87	[5]	1.34 [5]	3	30
12-31-2015	12.78	0.13	0.48	0.61	(0.13)	(1.79)	—	(1.92)	11.47	5.28	0.91		0.87		1.02	1	73
12-31-2014	13.02	0.15	1.38	1.53	(0.18)	(1.59)	—	(1.77)	12.78	12.22	0.91		0.87		1.18	4	69
12-31-2013	11.75	0.14	2.44	2.58	(0.16)	(1.15)	—	(1.31)	13.02	22.32	0.91		0.87		1.09	1	71
12-31-2012	11.51	0.18	1.45	1.63	(0.17)	(1.22)	—	(1.39)	11.75	14.59	0.92		0.88		1.50	1	68
12-31-2011	11.50	0.19	0.16	0.35	(0.16)	(0.18)	—	(0.34)	11.51	3.13	0.95		0.91		1.59	1	83
SERIES II
06-30-2016[3]	11.44	0.06	0.51	0.57	—	—	—	—	12.01	4.98 [4]	1.11	[5]	1.07	[5]	1.12 [5]	313	30
12-31-2015	12.75	0.11	0.48	0.59	(0.11)	(1.79)	—	(1.90)	11.44	5.10	1.11		1.07		0.89	316	73
12-31-2014	12.99	0.13	1.37	1.50	(0.15)	(1.59)	—	(1.74)	12.75	12.04	1.11		1.07		0.98	332	69
12-31-2013	11.74	0.11	2.42	2.53	(0.13)	(1.15)	—	(1.28)	12.99	21.93	1.11		1.07		0.88	331	71
12-31-2012	11.49	0.15	1.47	1.62	(0.15)	(1.22)	—	(1.37)	11.74	14.49	1.12		1.08		1.29	306	68
12-31-2011	11.49	0.16	0.16	0.32	(0.14)	(0.18)	—	(0.32)	11.49	2.88	1.15		1.11		1.39	301	83
SERIES NAV
06-30-2016[3]	11.45	0.08	0.51	0.59	—	—	—	—	12.04	5.15 [4]	0.86	[5]	0.82	[5]	1.38 [5]	63	30
12-31-2015	12.76	0.14	0.48	0.62	(0.14)	(1.79)	—	(1.93)	11.45	5.27	0.86		0.82		1.16	44	73
12-31-2014	13.00	0.16	1.38	1.54	(0.19)	(1.59)	—	(1.78)	12.76	12.38	0.86		0.82		1.22	32	69
12-31-2013	11.74	0.15	2.42	2.57	(0.16)	(1.15)	—	(1.31)	13.00	22.30	0.86		0.82		1.14	32	71
12-31-2012	11.49	0.19	1.46	1.65	(0.18)	(1.22)	—	(1.40)	11.74	14.76	0.87		0.83		1.56	25	68
12-31-2011	11.49	0.19	0.15	0.34	(0.16)	(0.18)	—	(0.34)	11.49	3.09	0.90		0.86		1.66	17	83
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized.

91

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Core Strategy Trust
SERIES I
06-30-2016[3]	14.09	(0.01)[4]		0.37	0.36	—	—	—	—	14.45	2.56 [5]	0.11	[6,7]	0.11	[6,7]	(0.11)[4,7]		120		—	[8]
12-31-2015	14.95	0.31	[4]	(0.34)	(0.03)	(0.31)	(0.52)	—	(0.83)	14.09	(0.11)	0.11	[6]	0.11	[6]	2.06	[4]	122		6
12-31-2014	14.48	0.29	[4]	0.60	0.89	(0.30)	(0.12)	—	(0.42)	14.95	6.11	0.11	[6]	0.11	[6]	1.92	[4]	135		5
12-31-2013	13.58	0.01	[4]	2.55	2.56	(0.08)	(1.58)	—	(1.66)	14.48	19.16	0.12	[6]	0.12	[6]	0.06	[4]	142		8	[9]
12-31-2012	12.40	0.43	[4]	1.12	1.55	(0.35)	(0.02)	—	(0.37)	13.58	12.53	0.13	[6]	0.13	[6]	3.21	[4]	—	[10]	110	[11]
12-31-2011	12.66	0.42	[4]	(0.39)	0.03	(0.29)	— [12]	—	(0.29)	12.40	0.21	0.12	[6]	0.11	[6]	3.34	[4]	—	[10]	8
SERIES II
06-30-2016[3]	14.14	(0.02)[4]		0.37	0.35	—	—	—	—	14.49	2.48 [5]	0.31	[6,7]	0.31	[6,7]	(0.31)[4,7]		3,309		—	[8]
12-31-2015	15.01	0.29	[4]	(0.36)	(0.07)	(0.28)	(0.52)	—	(0.80)	14.14	(0.37)	0.31	[6]	0.31	[6]	1.88	[4]	3,371		6
12-31-2014	14.54	0.26	[4]	0.60	0.86	(0.27)	(0.12)	—	(0.39)	15.01	5.91	0.31	[6]	0.31	[6]	1.75	[4]	3,658		5
12-31-2013	13.62	0.20	[4]	2.35	2.55	(0.05)	(1.58)	—	(1.63)	14.54	19.03	0.32	[6]	0.32	[6]	1.36	[4]	3,804		8	[9]
12-31-2012	12.44	0.32	[4]	1.21	1.53	(0.33)	(0.02)	—	(0.35)	13.62	12.27	0.33	[6]	0.33	[6]	2.36	[4]	688		110	[11]
12-31-2011	12.70	0.25	[4]	(0.25)	— [12]	(0.26)	— [12]	—	(0.26)	12.44	0.01	0.32	[6]	0.31	[6]	1.95	[4]	653		8
SERIES NAV
06-30-2016[3]	14.10	—	[4]	0.37	0.37	—	—	—	—	14.47	2.62 [5]	0.06	[6,7]	0.06	[6,7]	(0.06)[4,7]		160		—	[8]
12-31-2015	14.96	0.33	[4]	(0.35)	(0.02)	(0.32)	(0.52)	—	(0.84)	14.10	(0.06)	0.06	[6]	0.06	[6]	2.21	[4]	156		6
12-31-2014	14.49	0.32	[4]	0.58	0.90	(0.31)	(0.12)	—	(0.43)	14.96	6.15	0.06	[6]	0.06	[6]	2.13	[4]	159		5
12-31-2013	13.58	0.28	[4]	2.30	2.58	(0.09)	(1.58)	—	(1.67)	14.49	19.28	0.07	[6]	0.07	[6]	1.91	[4]	133		8	[9]
12-31-2012	12.40	0.39	[4]	1.17	1.56	(0.36)	(0.02)	—	(0.38)	13.58	12.58	0.08	[6]	0.08	[6]	2.92	[4]	51		110	[11]
12-31-2011	12.67	0.35	[4]	(0.33)	0.02	(0.29)	— [12]	—	(0.29)	12.40	0.18	0.07	[6]	0.06	[6]	2.74	[4]	33		8
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53%–0.59%, 0.53%–0.59%, 0.53%–0.59%, 0.50%–0.64%, 0.49%–0.50% and 0.48%–0.50% based on the mix of underlying funds held by the portfolio for the periods ended 6-30-16, 12-31-15, 12-31-14, 12-31-13, 12-31-12 and 12-31-11, respectively. 7. Annualized. 8. Less than 1%. 9. Excludes merger activity. 10. Less than $500,000. 11. Increase in the portfolio turnover is directly attributed to in-kind transactions that are related to the reorganization of the underlying funds held by the portfolio. 12. Less than $0.005 per share.

Emerging Markets Value Trust
SERIES I
06-30-2016[3]	7.04	0.09		0.64	0.73	—	—	—	—	7.77	10.23 [5]	1.09	[6]	1.08	[6]	2.39	[6]	2		12
12-31-2015	8.91	0.15		(1.85)	(1.70)	(0.17)	—	—	(0.17)	7.04	(19.08)	1.10		1.09		1.73		2		20
12-31-2014	9.92	0.17		(0.65)	(0.48)	(0.18)	(0.35)	—	(0.53)	8.91	(5.50)	1.13		1.12		1.68		3		17
12-31-2013	10.74	0.13		(0.46)	(0.33)	(0.13)	(0.36)	—	(0.49)	9.92	(3.22)	1.13		1.12		1.25		4		9
12-31-2012	9.86	0.14		1.60	1.74	(0.11)	(0.75)	—	(0.86)	10.74	18.53	1.13		1.13		1.31		9		14
12-31-2011	15.99	0.17		(4.31)	(4.14)	(0.20)	(1.79)	—	(1.99)	9.86	(27.06)	1.13		1.13		1.27		7		18
SERIES II
06-30-2016[3]	7.05	0.09		0.62	0.71	—	—	—	—	7.76	9.93 [5]	1.29	[6]	1.28	[6]	2.20	[6]	—	[7]	12
12-31-2015[4]	9.48	0.10		(2.37)	(2.27)	(0.16)	—	—	(0.16)	7.05	(24.01)	1.30	[6]	1.29	[6]	2.13	[6]	—	[7]	20	[8]
SERIES NAV
06-30-2016[3]	7.03	0.09		0.64	0.73	—	—	—	—	7.76	10.24 [5]	1.04	[6]	1.03	[6]	2.47	[6]	743		12
12-31-2015	8.90	0.14		(1.83)	(1.69)	(0.18)	—	—	(0.18)	7.03	(19.05)	1.05		1.04		1.72		660		20
12-31-2014	9.90	0.17		(0.63)	(0.46)	(0.19)	(0.35)	—	(0.54)	8.90	(5.36)	1.08		1.07		1.70		824		17
12-31-2013	10.72	0.14		(0.47)	(0.33)	(0.13)	(0.36)	—	(0.49)	9.90	(3.18)	1.08		1.07		1.37		1,078		9
12-31-2012	9.85	0.14		1.59	1.73	(0.11)	(0.75)	—	(0.86)	10.72	18.49	1.08		1.08		1.34		1,115		14
12-31-2011	15.98	0.18		(4.31)	(4.13)	(0.21)	(1.79)	—	(2.00)	9.85	(27.02)	1.08		1.08		1.32		915		18
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. The inception date for Series II shares is 5-27-15. 5. Not annualized. 6. Annualized. 7. Less than $500,000. 8. Portfolio turnover is shown for the period from 1-1-15 to 12-31-15.

92

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Equity Income Trust
SERIES I
06-30-2016[3]	15.79	0.21	0.84	1.05	—	—	—	—	16.84	6.65 [4]	0.81	[5,6]	0.78	[5,6]	2.63	[5]	260	12
12-31-2015	19.16	0.34	(1.70)	(1.36)	(0.34)	(1.67)	—	(2.01)	15.79	(6.75)	0.87		0.83		1.91		262	34
12-31-2014	19.82	0.36	1.09	1.45	(0.35)	(1.76)	—	(2.11)	19.16	7.47	0.86		0.83		1.81		326	9
12-31-2013	15.53	0.29	4.35	4.64	(0.35)	—	—	(0.35)	19.82	29.96	0.87		0.83		1.63		348	9
12-31-2012	13.50	0.31	2.03	2.34	(0.31)	—	—	(0.31)	15.53	17.44	0.86		0.83		2.11		311	14
12-31-2011	13.87	0.27	(0.39)	(0.12)	(0.25)	—	—	(0.25)	13.50	(0.81)	0.86		0.83		1.91		311	19	[7]
SERIES II
06-30-2016[3]	15.74	0.19	0.84	1.03	—	—	—	—	16.77	6.54 [4]	1.01	[5,6]	0.98	[5,6]	2.44	[5]	139	12
12-31-2015	19.10	0.31	(1.70)	(1.39)	(0.30)	(1.67)	—	(1.97)	15.74	(6.91)	1.07		1.03		1.71		138	34
12-31-2014	19.77	0.32	1.09	1.41	(0.32)	(1.76)	—	(2.08)	19.10	7.23	1.06		1.03		1.62		172	9
12-31-2013	15.49	0.26	4.34	4.60	(0.32)	—	—	(0.32)	19.77	29.75	1.07		1.03		1.43		193	9
12-31-2012	13.47	0.28	2.03	2.31	(0.29)	—	—	(0.29)	15.49	17.18	1.06		1.03		1.91		173	14
12-31-2011	13.84	0.24	(0.38)	(0.14)	(0.23)	—	—	(0.23)	13.47	(1.01)	1.06		1.03		1.73		174	19	[7]
SERIES NAV
06-30-2016[3]	15.74	0.21	0.84	1.05	—	—	—	—	16.79	6.67 [4]	0.76	[5,6]	0.73	[5,6]	2.67	[5]	1,218	12
12-31-2015	19.10	0.35	(1.70)	(1.35)	(0.34)	(1.67)	—	(2.01)	15.74	(6.66)	0.82		0.78		1.97		1,270	34
12-31-2014	19.76	0.37	1.09	1.46	(0.36)	(1.76)	—	(2.12)	19.10	7.55	0.81		0.78		1.87		1,489	9
12-31-2013	15.48	0.30	4.34	4.64	(0.36)	—	—	(0.36)	19.76	30.05	0.82		0.78		1.68		1,579	9
12-31-2012	13.46	0.32	2.02	2.34	(0.32)	—	—	(0.32)	15.48	17.47	0.81		0.78		2.17		1,513	14
12-31-2011	13.83	0.27	(0.38)	(0.11)	(0.26)	—	—	(0.26)	13.46	(0.76)	0.81		0.78		1.98		1,471	19	[7]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.03%. 7. Excludes merger activity.

Financial Industries Trust
SERIES I
06-30-2016[3]	11.18	0.10	(1.08)	(0.98)	—	—	—	—	10.20	(8.68)[4]	0.88	[5]	0.87	[5]	1.92	[5]	105	12
12-31-2015	17.10	0.23	(0.75)	(0.52)	(0.13)	(5.27)	—	(5.40)	11.18	(2.65)	0.87		0.87		1.58		126	27
12-31-2014	15.85	0.15	1.22	1.37	(0.12)	—	—	(0.12)	17.10	8.65	0.93		0.93		0.95		132	113
12-31-2013	12.32	0.11	3.67	3.78	(0.10)	(0.15)	—	(0.25)	15.85	30.75	0.91		0.90		0.78		132	3
12-31-2012	10.52	0.12	1.77	1.89	(0.09)	—	—	(0.09)	12.32	18.05	0.91		0.91		0.99		97	26
12-31-2011	11.84	0.10	(1.23)	(1.13)	(0.19)	—	—	(0.19)	10.52	(9.51)	0.94		0.93		0.90		92	12
SERIES II
06-30-2016[3]	11.10	0.09	(1.06)	(0.97)	—	—	—	—	10.13	(8.74)[4]	1.08	[5]	1.07	[5]	1.73	[5]	15	12
12-31-2015	17.02	0.20	(0.75)	(0.55)	(0.10)	(5.27)	—	(5.37)	11.10	(2.88)	1.08		1.07		1.39		19	27
12-31-2014	15.78	0.12	1.21	1.33	(0.09)	—	—	(0.09)	17.02	8.42	1.13		1.13		0.75		23	113
12-31-2013	12.27	0.09	3.64	3.73	(0.07)	(0.15)	—	(0.22)	15.78	30.49	1.11		1.10		0.60		27	3
12-31-2012	10.48	0.09	1.77	1.86	(0.07)	—	—	(0.07)	12.27	17.82	1.11		1.11		0.79		23	26
12-31-2011	11.79	0.08	(1.22)	(1.14)	(0.17)	—	—	(0.17)	10.48	(9.66)	1.14		1.13		0.71		23	12
SERIES NAV
06-30-2016[3]	11.15	0.10	(1.07)	(0.97)	—	—	—	—	10.18	(8.70)[4]	0.83	[5]	0.82	[5]	1.97	[5]	19	12
12-31-2015	17.07	0.24	(0.75)	(0.51)	(0.14)	(5.27)	—	(5.41)	11.15	(2.58)	0.82		0.82		1.63		22	27
12-31-2014	15.83	0.16	1.21	1.37	(0.13)	—	—	(0.13)	17.07	8.64	0.88		0.88		1.00		22	113
12-31-2013	12.30	0.12	3.66	3.78	(0.10)	(0.15)	—	(0.25)	15.83	30.86	0.86		0.85		0.84		24	3
12-31-2012	10.51	0.12	1.77	1.89	(0.10)	—	—	(0.10)	12.30	18.03	0.86		0.86		1.04		18	26
12-31-2011	11.82	0.11	(1.22)	(1.11)	(0.20)	—	—	(0.20)	10.51	(9.39)	0.89		0.88		0.95		18	12
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized.

93

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Franklin Templeton Founding Allocation Trust
SERIES I
06-30-2016[3]	11.91	(0.01)[4]		0.32	0.31	—	—	—	—	12.22	2.60 [5]	0.14	[6]	0.14	[7,6]	(0.14)[4,6]		38	—	[8]
12-31-2015	13.02	0.34	[4]	(1.09)	(0.75)	(0.36)	—	—	(0.36)	11.91	(5.80)	0.12		0.12	[7]	2.64	[4]	39	6
12-31-2014	13.05	0.39	[4]	0.01	0.40	(0.43)	—	—	(0.43)	13.02	3.01	0.11		0.11	[7]	2.92	[4]	45	4
12-31-2013	10.73	0.29	[4]	2.33	2.62	(0.30)	—	—	(0.30)	13.05	24.43	0.12		0.12	[7]	2.37	[4]	52	3
12-31-2012	9.51	0.31	[4]	1.24	1.55	(0.33)	—	—	(0.33)	10.73	16.26	0.12		0.12	[7]	3.04	[4]	47	3
12-31-2011	9.95	0.29	[4]	(0.43)	(0.14)	(0.30)	—	—	(0.30)	9.51	(1.41)	0.12		0.12	[7]	2.92	[4]	44	3
SERIES II
06-30-2016[3]	11.93	(0.02)[4]		0.32	0.30	—	—	—	—	12.23	2.51 [5]	0.34	[6]	0.34	[7,6]	(0.34)[4,6]		933	—	[8]
12-31-2015	13.04	0.31	[4]	(1.09)	(0.78)	(0.33)	—	—	(0.33)	11.93	(5.99)	0.32		0.32	[7]	2.41	[4]	962	6
12-31-2014	13.07	0.37	[4]	— [9]	0.37	(0.40)	—	—	(0.40)	13.04	2.81	0.31		0.31	[7]	2.76	[4]	1,169	4
12-31-2013	10.74	0.26	[4]	2.35	2.61	(0.28)	—	—	(0.28)	13.07	24.27	0.32		0.32	[7]	2.17	[4]	1,305	3
12-31-2012	9.52	0.28	[4]	1.25	1.53	(0.31)	—	—	(0.31)	10.74	16.03	0.32		0.32	[7]	2.79	[4]	1,184	3
12-31-2011	9.97	0.26	[4]	(0.43)	(0.17)	(0.28)	—	—	(0.28)	9.52	(1.71)	0.32		0.32	[7]	2.60	[4]	1,154	3
SERIES NAV
06-30-2016[3]	11.90	(0.01)[4]		0.33	0.32	—	—	—	—	12.22	2.69 [5]	0.10	[6]	0.10	[7,6]	(0.10)[4,6]		51	—	[8]
12-31-2015	13.01	0.38	[4]	(1.12)	(0.74)	(0.37)	—	—	(0.37)	11.90	(5.76)	0.07		0.07	[7]	2.95	[4]	48	6
12-31-2014	13.04	0.47	[4]	(0.07)	0.40	(0.43)	—	—	(0.43)	13.01	3.06	0.06		0.06	[7]	3.46	[4]	43	4
12-31-2013	10.72	0.35	[4]	2.28	2.63	(0.31)	—	—	(0.31)	13.04	24.50	0.07		0.07	[7]	2.88	[4]	31	3
12-31-2012	9.50	0.38	[4]	1.17	1.55	(0.33)	—	—	(0.33)	10.72	16.33	0.07		0.07	[7]	3.69	[4]	16	3
12-31-2011	9.95	0.34	[4]	(0.48)	(0.14)	(0.31)	—	—	(0.31)	9.50	(1.46)	0.07		0.07	[7]	3.41	[4]	10	3
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.81%–0.99%, 0.84%–0.98%, 0.85%–0.97%, 0.85%–1.00%, 0.85%–1.03% and 0.85%–1.03% for the periods ended 6-30-16, 12-31-15, 12-31-14, 12-31-13, 12-31-12 and 12-31-11, respectively. 8. Portfolio turnover for the period is 0% due to no purchase activity. 9. Less than $0.005 per share.

Fundamental All Cap Core Trust
SERIES I
06-30-2016[3]	22.30	0.07		(1.07)	(1.00)	—	—	—	—	21.30	(4.48)[4]	0.75	[5]	0.75	[5]	0.66	[5]	149	11
12-31-2015	22.53	0.07		0.80	0.87	—	(1.10)	—	(1.10)	22.30	4.01	0.76		0.75		0.30		168	49
12-31-2014	20.61	0.06	[6]	1.95	2.01	(0.09)	—	—	(0.09)	22.53	9.74	0.76		0.75		0.28	[6]	156	46
12-31-2013	15.30	0.11		5.37	5.48	(0.17)	—	—	(0.17)	20.61	35.88	0.76		0.76		0.60		159	41
12-31-2012	12.48	0.16		2.77	2.93	(0.11)	—	—	(0.11)	15.30	23.52	0.76		0.76		1.17		131	38
12-31-2011	12.90	0.13		(0.41)	(0.28)	(0.14)	—	—	(0.14)	12.48	(2.16)	0.76		0.76		0.98		117	146
SERIES II
06-30-2016[3]	22.23	0.05		(1.07)	(1.02)	—	—	—	—	21.21	(4.59)[4]	0.95	[5]	0.95	[5]	0.46	[5]	46	11
12-31-2015	22.50	0.02		0.81	0.83	—	(1.10)	—	(1.10)	22.23	3.83	0.96		0.95		0.10		52	49
12-31-2014	20.58	0.02	[6]	1.95	1.97	(0.05)	—	—	(0.05)	22.50	9.56	0.96		0.95		0.08	[6]	59	46
12-31-2013	15.29	0.07		5.36	5.43	(0.14)	—	—	(0.14)	20.58	35.55	0.96		0.96		0.40		69	41
12-31-2012	12.47	0.14		2.76	2.90	(0.08)	—	—	(0.08)	15.29	23.31	0.96		0.96		0.98		67	38
12-31-2011	12.90	0.10		(0.42)	(0.32)	(0.11)	—	—	(0.11)	12.47	(2.44)	0.96		0.96		0.78		60	146
SERIES NAV
06-30-2016[3]	22.40	0.07		(1.07)	(1.00)	—	—	—	—	21.40	(4.46)[4]	0.70	[5]	0.70	[5]	0.71	[5]	1,287	11
12-31-2015	22.61	0.08		0.81	0.89	—	(1.10)	—	(1.10)	22.40	4.09	0.71		0.70		0.35		1,406	49
12-31-2014	20.68	0.07	[6]	1.96	2.03	(0.10)	—	—	(0.10)	22.61	9.81	0.71		0.70		0.33	[6]	1,449	46
12-31-2013	15.36	0.11		5.39	5.50	(0.18)	—	—	(0.18)	20.68	35.86	0.71		0.71		0.64		1,433	41
12-31-2012	12.52	0.17		2.79	2.96	(0.12)	—	—	(0.12)	15.36	23.66	0.71		0.71		1.22		1,149	38
12-31-2011	12.95	0.13		(0.41)	(0.28)	(0.15)	—	—	(0.15)	12.52	(2.17)	0.71		0.71		1.03		1,032	146
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.05 and 0.21% for all series.

94

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Fundamental Large Cap Value Trust
SERIES I
06-30-2016[3]	17.15	0.12		(0.86)	(0.74)	—	—	—	—	16.41	(4.31)[4]	0.71	[5]	0.70	[5]	1.51	[5]	510	9
12-31-2015	17.52	0.20		(0.39)	(0.19)	(0.18)	—	—	(0.18)	17.15	(1.11)	0.71		0.70		1.15		562	9
12-31-2014	15.94	0.17		1.52	1.69	(0.11)	—	—	(0.11)	17.52	10.61	0.71		0.70		1.03		621	29	[6]
12-31-2013	12.18	0.17		3.77	3.94	(0.18)	—	—	(0.18)	15.94	32.41	0.74		0.74		1.17		273	40	[6]
12-31-2012	9.91	0.19		2.22	2.41	(0.14)	—	—	(0.14)	12.18	24.42	0.76		0.75		1.67		67	42
12-31-2011	9.84	0.15		0.02	0.17	(0.10)	—	—	(0.10)	9.91	1.75	0.78		0.78		1.53		45	108
SERIES II
06-30-2016[3]	17.27	0.11		(0.88)	(0.77)	—	—	—	—	16.50	(4.46)[4]	0.91	[5]	0.90	[5]	1.31	[5]	201	9
12-31-2015	17.64	0.17		(0.40)	(0.23)	(0.14)	—	—	(0.14)	17.27	(1.30)	0.91		0.90		0.95		220	9
12-31-2014	16.05	0.13		1.54	1.67	(0.08)	—	—	(0.08)	17.64	10.40	0.91		0.90		0.74		268	29	[6]
12-31-2013	12.27	0.14		3.79	3.93	(0.15)	—	—	(0.15)	16.05	32.11	0.94		0.94		0.99		44	40	[6]
12-31-2012	9.98	0.16		2.25	2.41	(0.12)	—	—	(0.12)	12.27	24.23	0.96		0.95		1.46		17	42
12-31-2011	9.90	0.13		0.03	0.16	(0.08)	—	—	(0.08)	9.98	1.63	0.98		0.98		1.33		13	108
SERIES NAV
06-30-2016[3]	17.15	0.12		(0.86)	(0.74)	—	—	—	—	16.41	(4.31)[4]	0.66	[5]	0.65	[5]	1.56	[5]	742	9
12-31-2015	17.52	0.21		(0.39)	(0.18)	(0.19)	—	—	(0.19)	17.15	(1.06)	0.66		0.65		1.20		780	9
12-31-2014	15.94	0.19		1.51	1.70	(0.12)	—	—	(0.12)	17.52	10.66	0.66		0.65		1.12		903	29	[6]
12-31-2013	12.18	0.18		3.77	3.95	(0.19)	—	—	(0.19)	15.94	32.47	0.69		0.69		1.28		779	40	[6]
12-31-2012	9.91	0.19		2.23	2.42	(0.15)	—	—	(0.15)	12.18	24.48	0.71		0.70		1.68		441	42
12-31-2011	9.83	0.16		0.02	0.18	(0.10)	—	—	(0.10)	9.91	1.90	0.73		0.73		1.58		270	108
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.

Global Trust
SERIES I
06-30-2016[3]	17.95	0.24		(0.66)	(0.42)	—	—	—	—	17.53	(2.34)[4]	0.89	[5,6]	0.87	[5,6]	2.85	[5]	137	12
12-31-2015	19.58	0.35		(1.60)	(1.25)	(0.38)	—	—	(0.38)	17.95	(6.42)	0.93		0.91		1.79		147	23
12-31-2014	20.50	0.47	[7]	(0.99)	(0.52)	(0.40)	—	—	(0.40)	19.58	(2.60)	0.95		0.94		2.27	[7]	180	17	[8]
12-31-2013	15.86	0.26		4.66	4.92	(0.28)	—	—	(0.28)	20.50	31.09	0.96		0.95		1.45		176	14
12-31-2012	13.31	0.30		2.57	2.87	(0.32)	—	—	(0.32)	15.86	21.74	0.96		0.94		2.04		156	16
12-31-2011	14.48	0.31		(1.18)	(0.87)	(0.30)	—	—	(0.30)	13.31	(6.00)	0.96		0.94		2.14		150	24
SERIES II
06-30-2016[3]	17.88	0.24		(0.67)	(0.43)	—	—	—	—	17.45	(2.40)[4]	1.09	[5,6]	1.07	[5,6]	2.64	[5]	41	12
12-31-2015	19.51	0.31		(1.59)	(1.28)	(0.35)	—	—	(0.35)	17.88	(6.61)	1.13		1.11		1.61		46	23
12-31-2014	20.43	0.41	[7]	(0.97)	(0.56)	(0.36)	—	—	(0.36)	19.51	(2.80)	1.15		1.14		1.97	[7]	62	17	[8]
12-31-2013	15.81	0.22		4.65	4.87	(0.25)	—	—	(0.25)	20.43	30.83	1.16		1.15		1.23		34	14
12-31-2012	13.27	0.27		2.57	2.84	(0.30)	—	—	(0.30)	15.81	21.51	1.16		1.14		1.85		30	16
12-31-2011	14.44	0.28		(1.18)	(0.90)	(0.27)	—	—	(0.27)	13.27	(6.22)	1.16		1.14		1.94		29	24
SERIES NAV
06-30-2016[3]	17.94	0.24		(0.66)	(0.42)	—	—	—	—	17.52	(2.34)[4]	0.84	[5,6]	0.82	[5,6]	2.91	[5]	371	12
12-31-2015	19.56	0.36		(1.59)	(1.23)	(0.39)	—	—	(0.39)	17.94	(6.34)	0.88		0.86		1.83		390	23
12-31-2014	20.47	0.48	[7]	(0.98)	(0.50)	(0.41)	—	—	(0.41)	19.56	(2.51)	0.90		0.89		2.31	[7]	474	17	[8]
12-31-2013	15.85	0.27		4.64	4.91	(0.29)	—	—	(0.29)	20.47	31.03	0.91		0.90		1.50		470	14
12-31-2012	13.30	0.30		2.58	2.88	(0.33)	—	—	(0.33)	15.85	21.82	0.91		0.89		2.09		422	16
12-31-2011	14.47	0.32		(1.18)	(0.86)	(0.31)	—	—	(0.31)	13.30	(5.95)	0.91		0.89		2.18		404	24
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.04%. 7. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.08 and 0.37% for all series, respectively. 8. Excludes merger activity.

95

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Health Sciences Trust
SERIES I
06-30-2016[3]	31.92	(0.04)	(2.66)	(2.70)	—	—	—	—	29.22	(8.46)[4]	1.10	[5,6]	1.04	[5,6]	(0.33)[5]	111	11
12-31-2015	33.55	0.03	4.30	4.33	—	(5.96)	—	(5.96)	31.92	12.69	1.07		1.02		0.09	146	43
12-31-2014	29.19	(0.16)	8.98	8.82	—	(4.46)	—	(4.46)	33.55	31.83	1.07		1.02		(0.51)	135	50
12-31-2013	20.98	(0.14)	10.72	10.58	—	(2.37)	—	(2.37)	29.19	51.15	1.16		1.10		(0.54)	106	57
12-31-2012	16.98	(0.08)	5.46	5.38	—	(1.38)	—	(1.38)	20.98	31.89	1.18		1.12		(0.41)	69	29
12-31-2011	15.55	(0.10)	1.73	1.63	—	(0.20)	—	(0.20)	16.98	10.57	1.18		1.13		(0.59)	56	39
SERIES II
06-30-2016[3]	30.45	(0.06)	(2.55)	(2.61)	—	—	—	—	27.84	(8.57)[4]	1.30	[5,6]	1.24	[5,6]	(0.52)[5]	82	11
12-31-2015	32.30	(0.03)	4.14	4.11	—	(5.96)	—	(5.96)	30.45	12.49	1.27		1.22		(0.10)	102	43
12-31-2014	28.30	(0.22)	8.68	8.46	—	(4.46)	—	(4.46)	32.30	31.54	1.27		1.22		(0.71)	103	50
12-31-2013	20.43	(0.19)	10.43	10.24	—	(2.37)	—	(2.37)	28.30	50.86	1.36		1.30		(0.74)	91	57
12-31-2012	16.60	(0.12)	5.33	5.21	—	(1.38)	—	(1.38)	20.43	31.59	1.38		1.32		(0.61)	67	29
12-31-2011	15.23	(0.13)	1.70	1.57	—	(0.20)	—	(0.20)	16.60	10.39	1.38		1.33		(0.80)	57	39
SERIES NAV
06-30-2016[3]	32.20	(0.03)	(2.69)	(2.72)	—	—	—	—	29.48	(8.45)[4]	1.05	[5,6]	0.99	[5,6]	(0.26)[5]	102	11
12-31-2015	33.78	0.05	4.33	4.38	—	(5.96)	—	(5.96)	32.20	12.76	1.02		0.97		0.13	118	43
12-31-2014	29.36	(0.15)	9.03	8.88	—	(4.46)	—	(4.46)	33.78	31.85	1.02		0.97		(0.46)	101	50
12-31-2013	21.08	(0.13)	10.78	10.65	—	(2.37)	—	(2.37)	29.36	51.24	1.11		1.05		(0.49)	73	57
12-31-2012	17.05	(0.07)	5.48	5.41	—	(1.38)	—	(1.38)	21.08	31.93	1.13		1.07		(0.36)	48	29
12-31-2011	15.60	(0.09)	1.74	1.65	—	(0.20)	—	(0.20)	17.05	10.66	1.13		1.08		(0.54)	34	39
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.05%.

International Core Trust
SERIES I
06-30-2016[3]	9.64	0.18	(0.46)	(0.28)	—	—	—	—	9.36	(2.90)[4]	0.97	[5,6]	0.97	[5,6]	4.06 [5]	34	25
12-31-2015	10.52	0.25	(0.82)	(0.57)	(0.31)	—	—	(0.31)	9.64	(5.45)	1.01		1.00		2.31	38	67
12-31-2014	11.70	0.39 [7]	(1.15)	(0.76)	(0.42)	—	—	(0.42)	10.52	(6.70)	1.07		1.06		3.33 [7]	42	75
12-31-2013	9.61	0.26	2.13	2.39	(0.30)	—	—	(0.30)	11.70	24.99	1.07		1.07		2.51	49	47
12-31-2012	8.60	0.26	1.02	1.28	(0.27)	—	—	(0.27)	9.61	15.05	1.07		1.07		2.93	45	49
12-31-2011	9.77	0.26	(1.20)	(0.94)	(0.23)	—	—	(0.23)	8.60	(9.57)	1.07		1.07		2.67	47	39
SERIES II
06-30-2016[3]	9.73	0.18	(0.47)	(0.29)	—	—	—	—	9.44	(2.98)[4]	1.17	[5,6]	1.17	[5,6]	3.84 [5]	14	25
12-31-2015	10.61	0.23	(0.82)	(0.59)	(0.29)	—	—	(0.29)	9.73	(5.62)	1.21		1.20		2.11	16	67
12-31-2014	11.80	0.38 [7]	(1.17)	(0.79)	(0.40)	—	—	(0.40)	10.61	(6.91)	1.27		1.26		3.20 [7]	17	75
12-31-2013	9.69	0.25	2.14	2.39	(0.28)	—	—	(0.28)	11.80	24.78	1.27		1.27		2.34	22	47
12-31-2012	8.67	0.25	1.02	1.27	(0.25)	—	—	(0.25)	9.69	14.82	1.27		1.27		2.75	20	49
12-31-2011	9.85	0.24	(1.21)	(0.97)	(0.21)	—	—	(0.21)	8.67	(9.80)	1.27		1.27		2.48	22	39
SERIES NAV
06-30-2016[3]	9.61	0.18	(0.46)	(0.28)	—	—	—	—	9.33	(2.91)[4]	0.92	[5,6]	0.92	[5,6]	4.15 [5]	511	25
12-31-2015	10.48	0.25	(0.80)	(0.55)	(0.32)	—	—	(0.32)	9.61	(5.32)	0.96		0.95		2.36	539	67
12-31-2014	11.67	0.40 [7]	(1.16)	(0.76)	(0.43)	—	—	(0.43)	10.48	(6.75)	1.02		1.01		3.42 [7]	668	75
12-31-2013	9.58	0.27	2.13	2.40	(0.31)	—	—	(0.31)	11.67	25.13	1.02		1.02		2.55	797	47
12-31-2012	8.57	0.27	1.01	1.28	(0.27)	—	—	(0.27)	9.58	15.16	1.02		1.02		2.97	653	49
12-31-2011	9.74	0.27	(1.20)	(0.93)	(0.24)	—	—	(0.24)	8.57	(9.56)	1.02		1.02		2.74	570	39
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.06%. 7. Net investment income per share and the percentage of average net assets reflects special dividends received by the portfolio, which amounted to $0.09 and 0.73% for all series, respectively.

96

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
International Equity Index Trust B
SERIES I
06-30-2016[3]	14.54	0.26		(0.25)	0.01	—	—	—	—	14.55	0.07 [4]	0.63	[5,6]	0.35	[5,6]	3.80	[5]	271	4
12-31-2015	15.85	0.39		(1.32)	(0.93)	(0.38)	—	—	(0.38)	14.54	(5.91)	0.66		0.39		2.42		253	4
12-31-2014	17.14	0.52	[7]	(1.28)	(0.76)	(0.53)	—	—	(0.53)	15.85	(4.61)	0.62		0.39		3.03	[7]	277	3
12-31-2013	15.32	0.42		1.80	2.22	(0.40)	—	—	(0.40)	17.14	14.55	0.61		0.39		2.59		293	3
12-31-2012[8]	14.62	0.03		0.84	0.87	(0.17)	—	—	(0.17)	15.32	5.98 [4]	0.63	[5]	0.39	[5]	1.38	[5]	254	4	[9,10]
SERIES II
06-30-2016[3]	14.56	0.26		(0.26)	—	—	—	—	—	14.56	— [4]	0.83	[5,6]	0.55	[5,6]	3.55	[5]	15	4
12-31-2015	15.87	0.36		(1.32)	(0.96)	(0.35)	—	—	(0.35)	14.56	(6.11)	0.86		0.59		2.25		16	4
12-31-2014	17.16	0.50	[7]	(1.30)	(0.80)	(0.49)	—	—	(0.49)	15.87	(4.80)	0.82		0.59		2.88	[7]	21	3
12-31-2013	15.34	0.39		1.80	2.19	(0.37)	—	—	(0.37)	17.16	14.32	0.81		0.59		2.43		27	3
12-31-2012[8]	14.62	0.03		0.83	0.86	(0.14)	—	—	(0.14)	15.34	5.95 [4]	0.83	[5]	0.59	[5]	1.17	[5]	29	4	[9,10]
SERIES NAV
06-30-2016[3]	14.54	0.26		(0.25)	0.01	—	—	—	—	14.55	0.07 [4]	0.58	[5,6]	0.30	[5,6]	3.83	[5]	289	4
12-31-2015	15.84	0.39		(1.30)	(0.91)	(0.39)	—	—	(0.39)	14.54	(5.80)	0.61		0.34		2.46		293	4
12-31-2014	17.13	0.54	[7]	(1.29)	(0.75)	(0.54)	—	—	(0.54)	15.84	(4.57)	0.57		0.34		3.13	[7]	322	3
12-31-2013	15.32	0.43		1.79	2.22	(0.41)	—	—	(0.41)	17.13	14.54	0.56		0.34		2.65		373	3
12-31-2012	13.17	0.41		1.92	2.33	(0.18)	—	—	(0.18)	15.32	17.76	0.59		0.34		2.90		345	4	[10]
12-31-2011	15.93	0.44		(2.67)	(2.23)	(0.53)	—	—	(0.53)	13.17	(13.99)	0.58		0.34		2.86		273	3
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.04%. 7. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.03 and 0.33% for all series, respectively. 8. The inception date for Series I and II shares is 11-5-12. 9. Portfolio turnover is shown for the period from 1-1-12 to 12-31-12. 10. Excludes merger activity.

International Growth Stock Trust
SERIES I
06-30-2016[3]	15.91	0.20		(0.39)	(0.19)	—	—	—	—	15.72	(1.19)[4]	0.91	[5]	0.90	[5]	2.60	[5]	4	8
12-31-2015	16.58	0.23		(0.61)	(0.38)	(0.29)	—	—	(0.29)	15.91	(2.27)	0.92		0.91		1.36		3	22
12-31-2014	16.85	0.28		(0.23)	0.05	(0.32)	—	—	(0.32)	16.58	0.20	0.97		0.97		1.65		2	23
12-31-2013	14.31	0.22		2.51	2.73	(0.19)	—	—	(0.19)	16.85	19.11	0.97		0.97		1.40		3	29
12-31-2012[6]	13.84	—	[7]	0.56	0.56	(0.09)	—	—	(0.09)	14.31	4.07 [4]	1.01	[5]	1.01	[5]	(0.10)[5]		3	23	[8,9]
SERIES II
06-30-2016[3]	15.91	0.20		(0.39)	(0.19)	—	—	—	—	15.72	(1.19)[4]	1.11	[5]	1.10	[5]	2.32	[5]	19	8
12-31-2015	16.60	0.21		(0.63)	(0.42)	(0.27)	—	—	(0.27)	15.91	(2.53)	1.12		1.11		1.26		20	22
12-31-2014	16.87	0.25		(0.24)	0.01	(0.28)	—	—	(0.28)	16.60	—	1.17		1.17		1.44		21	23
12-31-2013	14.33	0.19		2.51	2.70	(0.16)	—	—	(0.16)	16.87	18.87	1.17		1.17		1.23		23	29
12-31-2012[6]	13.84	(0.01)		0.57	0.56	(0.07)	—	—	(0.07)	14.33	4.05 [4]	1.21	[5]	1.21	[5]	(0.30)[5]		23	23	[8,9]
SERIES NAV
06-30-2016[3]	15.91	0.20		(0.38)	(0.18)	—	—	—	—	15.73	(1.13)[4]	0.86	[5]	0.85	[5]	2.57	[5]	374	8
12-31-2015	16.58	0.25		(0.62)	(0.37)	(0.30)	—	—	(0.30)	15.91	(2.24)	0.87		0.86		1.52		395	22
12-31-2014	16.86	0.29		(0.25)	0.04	(0.32)	—	—	(0.32)	16.58	0.19	0.92		0.92		1.70		479	23
12-31-2013	14.31	0.23		2.51	2.74	(0.19)	—	—	(0.19)	16.86	19.19	0.92		0.92		1.47		550	29
12-31-2012	12.48	0.15		1.80	1.95	(0.10)	(0.02)	—	(0.12)	14.31	15.64	0.96		0.96		1.11		479	23	[9]
12-31-2011	13.64	0.21		(1.18)	(0.97)	(0.16)	(0.03)	—	(0.19)	12.48	(7.12)	0.98		0.98		1.60		227	27
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Series I and Series II shares is 11-5-12. 7. Less than $0.005 per share. 8. Portfolio turnover is shown for the period from 1-1-12 to 12-31-12. 9. Excludes merger activity.

97

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
International Small Company Trust
SERIES I
06-30-2016[3]	12.11	0.15		(0.30)	(0.15)	—	—	—	—	11.96	(1.24)[4]	0.90	[5,6]	0.89	[5,6]	2.86	[5]	33	6
12-31-2015	11.58	0.17		0.58	0.75	(0.22)	—	—	(0.22)	12.11	6.54	1.22		1.22		1.40		34	17
12-31-2014	12.61	0.18		(1.04)	(0.86)	(0.17)	—	—	(0.17)	11.58	(6.89)	1.19		1.18		1.46		37	20
12-31-2013	10.15	0.18		2.49	2.67	(0.21)	—	—	(0.21)	12.61	26.34	1.17		1.17		1.61		46	10
12-31-2012	8.63	0.19		1.46	1.65	(0.13)	—	—	(0.13)	10.15	19.19	1.18		1.04		1.97		41	3
12-31-2011	10.50	0.18		(1.88)	(1.70)	(0.17)	—	—	(0.17)	8.63	(16.23)	1.16		1.04		1.74		41	11
SERIES II
06-30-2016[3]	12.10	0.15		(0.31)	(0.16)	—	—	—	—	11.94	(1.32)[4]	1.12	[5,6]	1.11	[5,6]	2.62	[5]	18	6
12-31-2015	11.57	0.15		0.59	0.74	(0.21)	—	—	(0.21)	12.10	6.39	1.42		1.42		1.21		20	17
12-31-2014	12.60	0.16		(1.04)	(0.88)	(0.15)	—	—	(0.15)	11.57	(7.10)	1.39		1.38		1.26		21	20
12-31-2013	10.15	0.16		2.48	2.64	(0.19)	—	—	(0.19)	12.60	26.02	1.37		1.37		1.42		28	10
12-31-2012	8.63	0.17		1.46	1.63	(0.11)	—	—	(0.11)	10.15	19.00	1.38		1.24		1.78		25	3
12-31-2011	10.50	0.16		(1.88)	(1.72)	(0.15)	—	—	(0.15)	8.63	(16.42)	1.36		1.24		1.55		26	11
SERIES NAV
06-30-2016[3]	12.11	0.15		(0.30)	(0.15)	—	—	—	—	11.96	(1.24)[4]	0.85	[5,6]	0.84	[5,6]	2.96	[5]	55	6
12-31-2015	11.57	0.18		0.59	0.77	(0.23)	—	—	(0.23)	12.11	6.68	1.17		1.17		1.43		53	17
12-31-2014	12.60	0.18		(1.03)	(0.85)	(0.18)	—	—	(0.18)	11.57	(6.85)	1.14		1.13		1.44		46	20
12-31-2013	10.15	0.19		2.47	2.66	(0.21)	—	—	(0.21)	12.60	26.29	1.12		1.12		1.65		44	10
12-31-2012	8.63	0.19		1.46	1.65	(0.13)	—	—	(0.13)	10.15	19.24	1.13		0.99		1.96		31	3
12-31-2011	10.50	0.18		(1.88)	(1.70)	(0.17)	—	—	(0.17)	8.63	(16.18)	1.11		0.99		1.78		35	11
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.34%.

International Value Trust
SERIES I
06-30-2016[3]	11.33	0.18		(0.07)	0.11	—	—	—	—	11.44	0.97 [4]	0.74	[5,6]	0.73	[5,6]	3.41	[5]	73	15
12-31-2015	12.54	0.24		(1.21)	(0.97)	(0.24)	—	—	(0.24)	11.33	(7.81)	0.92		0.91		1.87		77	16
12-31-2014	14.78	0.42	[7]	(2.24)	(1.82)	(0.42)	—	—	(0.42)	12.54	(12.51)	0.97		0.96		2.91	[7]	95	34
12-31-2013	11.91	0.25		2.86	3.11	(0.24)	—	—	(0.24)	14.78	26.15	0.97		0.97		1.88		124	31
12-31-2012	10.25	0.28		1.68	1.96	(0.30)	—	—	(0.30)	11.91	19.38	0.97		0.93		2.57		114	19
12-31-2011	12.10	0.33		(1.88)	(1.55)	(0.30)	—	—	(0.30)	10.25	(12.85)	0.97		0.93		2.76		116	32
SERIES II
06-30-2016[3]	11.33	0.18		(0.09)	0.09	—	—	—	—	11.42	0.79 [4]	0.94	[5,6]	0.93	[5,6]	3.20	[5]	56	15
12-31-2015	12.52	0.21		(1.20)	(0.99)	(0.20)	—	—	(0.20)	11.33	(7.95)	1.12		1.11		1.69		59	16
12-31-2014	14.75	0.40	[7]	(2.24)	(1.84)	(0.39)	—	—	(0.39)	12.52	(12.65)	1.17		1.16		2.74	[7]	74	34
12-31-2013	11.89	0.22		2.85	3.07	(0.21)	—	—	(0.21)	14.75	25.89	1.17		1.17		1.69		102	31
12-31-2012	10.24	0.26		1.67	1.93	(0.28)	—	—	(0.28)	11.89	19.07	1.17		1.13		2.38		98	19
12-31-2011	12.08	0.31		(1.88)	(1.57)	(0.27)	—	—	(0.27)	10.24	(12.99)	1.17		1.13		2.58		101	32
SERIES NAV
06-30-2016[3]	11.25	0.18		(0.07)	0.11	—	—	—	—	11.36	0.98 [4]	0.69	[5,6]	0.68	[5,6]	3.45	[5]	661	15
12-31-2015	12.45	0.24		(1.19)	(0.95)	(0.25)	—	—	(0.25)	11.25	(7.72)	0.87		0.86		1.93		685	16
12-31-2014	14.68	0.43	[7]	(2.24)	(1.81)	(0.42)	—	—	(0.42)	12.45	(12.48)	0.92		0.91		2.95	[7]	868	34
12-31-2013	11.83	0.25		2.85	3.10	(0.25)	—	—	(0.25)	14.68	26.21	0.92		0.92		1.90		1,044	31
12-31-2012	10.19	0.28		1.67	1.95	(0.31)	—	—	(0.31)	11.83	19.36	0.92		0.88		2.62		854	19
12-31-2011	12.03	0.32		(1.86)	(1.54)	(0.30)	—	—	(0.30)	10.19	(12.79)	0.92		0.88		2.71		744	32
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.18%. 7. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.09 and 0.65% for all series, respectively.

98

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Lifestyle Aggressive PS Series
SERIES I
06-30-2016[3]	12.33	0.01	[4]	0.23	0.24	—	—	—	—	12.57	1.95	[5]	0.47	[6,7]	0.22	[6,7]	0.12	[4,7]	3		2
12-31-2015	12.78	0.24	[4]	(0.44)	(0.20)	(0.22)	(0.03)	—	(0.25)	12.33	(1.56)		0.45	[6]	0.22	[6]	1.89	[4]	3		20
12-31-2014	12.74	0.23	[4]	0.47	0.70	(0.23)	(0.43)	—	(0.66)	12.78	5.42		0.61	[6]	0.19	[6]	1.79	[4]	2		38
12-31-2013[8]	12.50	0.13	[4]	0.36	0.49	(0.12)	—	(0.13)	(0.25)	12.74	3.91	[5]	79.52	[7,6]	0.22	[7,6]	1.02	[4,5]	—	[9]	—	[10]
SERIES II
06-30-2016[3]	12.33	—	[4]	0.23	0.23	—	—	—	—	12.56	1.87	[5]	0.67	[6,7]	0.42	[6,7]	(0.08)[4,7]		17		2
12-31-2015	12.78	0.19	[4]	(0.41)	(0.22)	(0.20)	(0.03)	—	(0.23)	12.33	(1.75)		0.65	[6]	0.42	[6]	1.45	[4]	17		20
12-31-2014	12.74	0.23	[4]	0.44	0.67	(0.20)	(0.43)	—	(0.63)	12.78	5.21		0.81	[6]	0.39	[6]	1.77	[4]	19		38
12-31-2013[8]	12.50	0.12	[4]	0.36	0.48	(0.11)	—	(0.13)	(0.24)	12.74	3.85	[5]	79.72	[7,6]	0.42	[7,6]	0.97	[4,5]	—	[9]	—	[10]
SERIES NAV
06-30-2016[3]	12.33	0.01	[4]	0.24	0.25	—	—	—	—	12.58	2.03	[5]	0.42	[6,7]	0.17	[6,7]	0.17	[4,7]	1		2
12-31-2015	12.78	0.24	[4]	(0.43)	(0.19)	(0.23)	(0.03)	—	(0.26)	12.33	(1.51)		0.40	[6]	0.17	[6]	1.89	[4]	1		20
12-31-2014	12.74	0.42	[4]	0.28	0.70	(0.23)	(0.43)	—	(0.66)	12.78	5.47		0.56	[6]	0.14	[6]	3.16	[4]	1		38
12-31-2013[8]	12.50	0.13	[4]	0.36	0.49	(0.12)	—	(0.13)	(0.25)	12.74	3.92	[5]	79.47	[7,6]	0.17	[7,6]	1.02	[4,5]	—	[9]	—	[10]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08%–0.59%, 0.09%–0.53%, 0.53%–0.53%, and 0.10%–0.50% for the periods ended 6-30-16, 12-31-15, 12-31-14 and 12-31-13, respectively. 7. Annualized. 8. Period from 11-1-13 (commencement of operations) to 12-31-13. 9. Less than $500,000. 10. Less than 1%.

Lifestyle Balanced PS Series
SERIES I
06-30-2016[3]	13.59	(0.01)[4]		0.47	0.46	—	—	—	—	14.05	3.38	[5]	0.12	[6,7]	0.11	[6,7]	(0.11)[4,7]		30		5
12-31-2015	14.18	0.34	[4]	(0.34)	— [8]	(0.33)	(0.26)	—	(0.59)	13.59	0.05		0.12	[6]	0.11	[6]	2.35	[4]	30		9
12-31-2014	13.95	0.42	[4]	0.41	0.83	(0.34)	(0.26)	—	(0.60)	14.18	5.96		0.12	[6]	0.11	[6]	2.95	[4]	28		27
12-31-2013[9]	13.99	0.16	[4]	0.09	0.25	(0.26)	(0.03)	—	(0.29)	13.95	1.77	[5]	0.14	[6,7]	0.12	[6,7]	1.12	[4,5]	—	[10]	37	[11]
SERIES II
06-30-2016[3]	13.61	(0.02)[4]		0.47	0.45	—	—	—	—	14.06	3.31	[5]	0.32	[6,7]	0.31	[6,7]	(0.31)[4,7]		903		5
12-31-2015	14.21	0.30	[4]	(0.33)	(0.03)	(0.31)	(0.26)	—	(0.57)	13.61	(0.22)		0.32	[6]	0.31	[6]	2.11	[4]	901		9
12-31-2014	13.98	0.35	[4]	0.45	0.80	(0.31)	(0.26)	—	(0.57)	14.21	5.74		0.32	[6]	0.31	[6]	2.48	[4]	932		27
12-31-2013	12.92	0.25	[4]	1.38	1.63	(0.23)	(0.34)	—	(0.57)	13.98	12.68		0.35	[6]	0.34	[6]	1.79	[4]	213		37
12-31-2012	11.80	0.13	[4]	1.11	1.24	(0.10)	(0.02)	—	(0.12)	12.92	10.54		0.40	[6,12]	0.40	[6]	1.06	[4]	170		31
12-31-2011[13]	12.50	0.25	[4]	(0.82)[14]	(0.57)	(0.08)	(0.05)	—	(0.13)	11.80	(4.57)[5]		0.69	[6,7]	0.40	[6,7]	3.12	[4,7]	71		1
SERIES NAV
06-30-2016[3]	13.58	—	[4,8]	0.46	0.46	—	—	—	—	14.04	3.39	[5]	0.07	[6,7]	0.06	[6,7]	(0.06)[4,7]		52		5
12-31-2015	14.17	0.39	[4]	(0.38)	0.01	(0.34)	(0.26)	—	(0.60)	13.58	0.10		0.07	[6]	0.06	[6]	2.76	[4]	44		9
12-31-2014	13.95	0.47	[4]	0.36	0.83	(0.35)	(0.26)	—	(0.61)	14.17	5.94		0.07	[6]	0.06	[6]	3.31	[4]	30		27
12-31-2013[9]	13.99	0.21	[4]	0.04	0.25	(0.26)	(0.03)	—	(0.29)	13.95	1.82	[5]	0.10	[6,7]	0.08	[6,7]	1.49	[4,5]	—	[10]	37	[11]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53%–0.59%, 0.53%–0.59%, 0.53%–0.59%, 0.50%–0.63%, 0.49%–1.10% and 0.73%–1.10% for the periods ended 6-30-16, 12-31-15, 12-31-14, 12-31-13, 12-31-12, and 12-31-11, respectively. 7. Annualized. 8. Less than $0.005 per share. 9. The inception date for Series I and Series NAV shares is 11-1-13. 10. Less than $500,000. 11. Portfolio turnover is shown for the period from 1-1-13 to 12-31-13. 12. Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions. 13. Period from 4-29-11 (commencement of operations) to 12-31-11. 14. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio.

99

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Lifestyle Conservative PS Series
SERIES I
06-30-2016[3]	12.85	(0.01)[4]		0.59	0.58	—	—	—	—	13.43	4.51	[5]	0.14	[6,7]	0.13	[6,7]	(0.13)[4,7]		9		7
12-31-2015	13.33	0.39	[4]	(0.37)	0.02	(0.36)	(0.14)	—	(0.50)	12.85	0.17		0.14	[6]	0.13	[6]	2.87	[4]	8		17
12-31-2014	13.18	0.53	[4]	0.20	0.73	(0.38)	(0.20)	—	(0.58)	13.33	5.55		0.15	[6]	0.13	[6]	3.96	[4]	8		56
12-31-2013[8]	13.48	0.23	[4]	(0.20)	0.03	(0.28)	(0.05)	—	(0.33)	13.18	0.20	[5]	0.27	[6,7]	0.12	[6,7]	1.74	[4,5]	—	[9]	22	[10]
SERIES II
06-30-2016[3]	12.87	(0.02)[4]		0.58	0.56	—	—	—	—	13.43	4.35	[5]	0.34	[6,7]	0.33	[6,7]	(0.33)[4,7]		197		7
12-31-2015	13.35	0.33	[4]	(0.33)	— [11]	(0.34)	(0.14)	—	(0.48)	12.87	(0.03)		0.34	[6]	0.33	[6]	2.44	[4]	181		17
12-31-2014	13.19	0.40	[4]	0.31	0.71	(0.35)	(0.20)	—	(0.55)	13.35	5.41		0.35	[6]	0.33	[6]	2.99	[4]	188		56
12-31-2013	13.15	0.23	[4]	0.28	0.51	(0.25)	(0.22)	—	(0.47)	13.19	3.86		0.43	[6]	0.38	[6]	1.75	[4]	50		22
12-31-2012	12.36	0.17	[4]	0.76	0.93	(0.14)	— [11]	—	(0.14)	13.15	7.53		0.45	[6]	0.40	[6]	1.34	[4]	59		16
12-31-2011[12]	12.50	0.30	[4]	(0.27)[13]	0.03	(0.11)	(0.06)	—	(0.17)	12.36	0.27	[5]	1.11	[6,7]	0.40	[6,7]	3.53	[4,5]	29		4
SERIES NAV
06-30-2016[3]	12.85	(0.01)[4]		0.58	0.57	—	—	—	—	13.42	4.44	[5]	0.09	[6,7]	0.08	[6,7]	(0.08)[4,7]		1		7
12-31-2015	13.33	0.46	[4]	(0.43)	0.03	(0.37)	(0.14)	—	(0.51)	12.85	0.22		0.09	[6]	0.08	[6]	3.44	[4]	1		17
12-31-2014	13.17	0.60	[4]	0.15	0.75	(0.39)	(0.20)	—	(0.59)	13.33	5.68		0.10	[6]	0.08	[6]	4.44	[4]	—	[9]	56
12-31-2013[8]	13.48	0.23	[4]	(0.21)	0.02	(0.28)	(0.05)	—	(0.33)	13.17	0.18	[5]	0.22	[6,7]	0.08	[6,7]	1.74	[4,5]	—	[9]	22	[10]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53%–0.59%, 0.53%–0.59%, 0.53%–0.59%, 0.50%–0.63%, 0.49%–1.10%, and 0.73%–1.10% for the periods ended 6-30-16, 12-31-15, 12-31-14, 12-31-13, 12-31-12 and 12-31-11, respectively. 7. Annualized. 8. The inception date for Series I and Series NAV shares is 11-1-13. 9. Less than $500,000. 10. Portfolio turnover is shown for the period from 1-1-13 to 12-31-13. 11. Less than $0.005 per share. 12. Period from 4-29-11 (commencement of operations) to 12-31-11. 13. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio.

Lifestyle Growth PS Series
SERIES I
06-30-2016[3]	14.23	(0.01)[4]		0.39	0.38	—	—	—	—	14.61	2.67	[5]	0.11	[6,7]	0.11	[6,7]	(0.11)[4,7]		43		6
12-31-2015	14.85	0.32	[4]	(0.34)	(0.02)	(0.32)	(0.28)	—	(0.60)	14.23	(0.12)		0.11	[6]	0.11	[6]	2.11	[4]	39		9
12-31-2014	14.51	0.39	[4]	0.51	0.90	(0.32)	(0.24)	—	(0.56)	14.85	6.17		0.11	[6]	0.11	[6]	2.61	[4]	37		18
12-31-2013[8]	14.31	0.02	[4]	0.39 [9]	0.41	(0.19)	(0.02)	—	(0.21)	14.51	2.88	[5]	0.14	[6,7]	0.12	[6,7]	0.11	[4,5]	4		46	[10]
SERIES II
06-30-2016[3]	14.25	(0.02)[4]		0.39	0.37	—	—	—	—	14.62	2.60	[5]	0.31	[6,7]	0.31	[6,7]	(0.31)[4,7]		1,863		6
12-31-2015	14.86	0.29	[4]	(0.33)	(0.04)	(0.29)	(0.28)	—	(0.57)	14.25	(0.25)		0.31	[6]	0.31	[6]	1.93	[4]	1,904		9
12-31-2014	14.53	0.34	[4]	0.52	0.86	(0.29)	(0.24)	—	(0.53)	14.86	5.88		0.31	[6]	0.31	[6]	2.31	[4]	1,873		18
12-31-2013	12.75	0.23	[4]	2.16	2.39	(0.17)	(0.44)	—	(0.61)	14.53	18.86		0.34	[6]	0.34	[6]	1.65	[4]	297		46
12-31-2012	11.44	0.09	[4]	1.33	1.42	(0.08)	(0.03)	—	(0.11)	12.75	12.45		0.39	[6,11]	0.39	[6]	0.75	[4]	175		45	[12]
12-31-2011[13]	12.50	0.19	[4]	(1.15)[9]	(0.96)	(0.07)	(0.03)	—	(0.10)	11.44	(7.66)[5]		0.58	[6,7]	0.40	[6,7]	2.46	[4,7]	94		8
SERIES NAV
06-30-2016[3]	14.23	—	[4,14]	0.38	0.38	—	—	—	—	14.61	2.67	[5]	0.06	[6,7]	0.06	[6,7]	(0.06)[4,7]		40		6
12-31-2015	14.84	0.43	[4]	(0.43)	— [14]	(0.33)	(0.28)	—	(0.61)	14.23	—	[15]	0.06	[6]	0.06	[6]	2.93	[4]	30		9
12-31-2014	14.50	0.75	[4]	0.16	0.91	(0.33)	(0.24)	—	(0.57)	14.84	6.22		0.06	[6]	0.06	[6]	5.02	[4]	12		18
12-31-2013[8]	14.31	0.19	[4]	0.22 [9]	0.41	(0.20)	(0.02)	—	(0.22)	14.50	2.86	[5]	0.09	[6,7]	0.08	[6,7]	1.33	[4,5]	—	[16]	46	[10]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53%–0.59%, 0.53%–0.59%, 0.53%–0.59%, 0.50%–0.63%, 0.49%–1.10% and 0.73%–1.10% for the periods ended 6-30-16, 12-31-15, 12-31-14, 2-31-13, 12-31-12 and 12-31-11, respectively. 7. Annualized. 8. The inception date for Series I and Series NAV shares is 11-1-13. 9. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio. 10. Portfolio turnover is shown for the period from 1-1-13 to 12-31-13. 11. Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions. 12. Increase in the portfolio turnover is directly attributed to in-kind transactions that are related to the reorganization of the underlying funds held by the portfolio. 13. Period from 4-29-11 (commencement of operations) to 12-31-11. 14. Less than $0.005 per share. 15. Less than 0.005%. 16. Less than $500,000.

100

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Lifestyle Moderate PS Series
SERIES I
06-30-2016[3]	13.37	(0.01)[6]		0.51	0.50	—	—	—	—	13.87	3.74	[4]	0.13	[5,8]	0.12	[5,8]	(0.12)[6,5]		10		9
12-31-2015	13.95	0.35	[6]	(0.34)	0.01	(0.34)	(0.25)	—	(0.59)	13.37	0.10		0.13	[8]	0.12	[8]	2.47	[6]	9		11
12-31-2014	13.82	0.43	[6]	0.38	0.81	(0.36)	(0.32)	—	(0.68)	13.95	5.91		0.13	[8]	0.13	[8]	3.03	[6]	8		38
12-31-2013[7]	13.95	0.18	[6]	(0.01)	0.17	(0.26)	(0.04)	—	(0.30)	13.82	1.23	[4]	0.21	[5,8]	0.12	[5,8]	1.34	[6,5]	—	[9]	36	[10]
SERIES II
06-30-2016[3]	13.39	(0.02)[6]		0.51	0.49	—	—	—	—	13.88	3.66	[4]	0.33	[5,8]	0.32	[5,8]	(0.32)[6,5]		310		9
12-31-2015	13.97	0.30	[6]	(0.32)	(0.02)	(0.31)	(0.25)	—	(0.56)	13.39	(0.10)		0.33	[8]	0.32	[8]	2.17	[6]	304		11
12-31-2014	13.85	0.37	[6]	0.40	0.77	(0.33)	(0.32)	—	(0.65)	13.97	5.61		0.33	[8]	0.33	[8]	2.64	[6]	323		38
12-31-2013	13.06	0.24	[6]	1.08	1.32	(0.24)	(0.29)	—	(0.53)	13.85	10.12		0.40	[8]	0.38	[8]	1.75	[6]	92		36
12-31-2012	12.04	0.15	[6]	1.00	1.15	(0.12)	(0.01)	—	(0.13)	13.06	9.55		0.42	[8]	0.40	[8]	1.21	[6]	84		25
12-31-2011[12]	12.50	0.25	[6]	(0.57)[13]	(0.32)	(0.09)	(0.05)	—	(0.14)	12.04	(2.54)[4]		0.97	[5,8]	0.40	[5,8]	3.03	[6,5]	36		—	[14]
SERIES NAV
06-30-2016[3]	13.36	—	[6]	0.51	0.51	—	—	—	—	13.87	3.82	[4]	0.08	[5,8]	0.07	[5,8]	(0.07)[6,5]		10		9
12-31-2015	13.94	0.47	[6]	(0.45)	0.02	(0.35)	(0.25)	—	(0.60)	13.36	0.15		0.08	[8]	0.07	[8]	3.36	[6]	8		11
12-31-2014	13.82	0.83	[6]	(0.02)	0.81	(0.37)	(0.32)	—	(0.69)	13.94	5.88		0.08	[8]	0.08	[8]	5.89	[6]	3		38
12-31-2013[7]	13.95	0.22	[6]	(0.04)	0.18	(0.27)	(0.04)	—	(0.31)	13.82	1.28	[4]	0.16	[5,8]	0.08	[5,8]	1.60	[6,5]	—	[9]	36	[10]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 7. The inception date for Series I and Series NAV shares is 11-1-13. 8. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53%–0.59%, 0.53%–0.59%, 0.53%–0.59%, 0.50%–0.63%, 0.49%–1.10%, and 0.73%–1.10% for the periods ended 6-30-16, 12-31-15, 12-31-14, 12-31-13, 12-31-12, and 12-31-11, respectively. 9. Less than $500,000. 10. Portfolio turnover is shown for the period from 1-1-13 to 12-31-13. 11. Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions. 12. Period from 4-29-11 (commencement of operations) to 12-31-11. 13. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio. 14. Less than 1%.

Mid Cap Index Trust
SERIES I
06-30-2016[3]	19.66	0.12		1.37	1.49	—	—	—	—	21.15	7.63	[4]	0.56	[5]	0.45	[5]	1.25	[5]	716		15
12-31-2015	22.29	0.24		(0.83)	(0.59)	(0.22)	(1.82)	—	(2.04)	19.66	(2.59)		0.56		0.45		1.10		661		23
12-31-2014	21.82	0.23		1.79	2.02	(0.22)	(1.33)	—	(1.55)	22.29	9.35		0.56		0.46		1.05		679		14
12-31-2013	17.45	0.21		5.50	5.71	(0.22)	(1.12)	—	(1.34)	21.82	33.03		0.55		0.45		1.02		657		14
12-31-2012	16.75	0.16		2.65	2.81	(0.25)	(1.86)	—	(2.11)	17.45	17.48		0.55		0.49		0.91		453		8
12-31-2011	17.74	0.17		(0.60)	(0.43)	(0.12)	(0.44)	—	(0.56)	16.75	(2.25)		0.54		0.54		0.98		413		13
SERIES II
06-30-2016[3]	19.58	0.10		1.38	1.48	—	—	—	—	21.06	7.56	[4]	0.76	[5]	0.65	[5]	1.05	[5]	64		15
12-31-2015	22.22	0.20		(0.84)	(0.64)	(0.18)	(1.82)	—	(2.00)	19.58	(2.80)		0.76		0.65		0.89		63		23
12-31-2014	21.76	0.19		1.77	1.96	(0.17)	(1.33)	—	(1.50)	22.22	9.12		0.76		0.66		0.84		71		14
12-31-2013	17.41	0.16		5.49	5.65	(0.18)	(1.12)	—	(1.30)	21.76	32.76		0.75		0.65		0.81		82		14
12-31-2012	16.71	0.12		2.66	2.78	(0.22)	(1.86)	—	(2.08)	17.41	17.30		0.75		0.70		0.69		74		8
12-31-2011	17.70	0.14		(0.61)	(0.47)	(0.08)	(0.44)	—	(0.52)	16.71	(2.46)		0.74		0.74		0.77		78		13
SERIES NAV
06-30-2016[3]	19.65	0.13		1.37	1.50	—	—	—	—	21.15	7.63	[4]	0.51	[5]	0.40	[5]	1.30	[5]	112		15
12-31-2015	22.29	0.25		(0.84)	(0.59)	(0.23)	(1.82)	—	(2.05)	19.65	(2.54)		0.51		0.40		1.15		105		23
12-31-2014	21.82	0.25		1.78	2.03	(0.23)	(1.33)	—	(1.56)	22.29	9.40		0.51		0.41		1.11		106		14
12-31-2013	17.45	0.22		5.50	5.72	(0.23)	(1.12)	—	(1.35)	21.82	33.09		0.50		0.40		1.06		88		14
12-31-2012	16.75	0.12		2.70	2.82	(0.26)	(1.86)	—	(2.12)	17.45	17.54		0.50		0.47		0.66		59		8
12-31-2011	17.73	0.18		(0.59)	(0.41)	(0.13)	(0.44)	—	(0.57)	16.75	(2.14)		0.49		0.49		1.03		624		13
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized.

101

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Cap Stock Trust
SERIES I
06-30-2016[3]	15.17	—	(0.39)	(0.39)	—	—	—	—	14.78	(2.57)[4]	0.90	[5,6]	0.89	[5,6]	(0.09)[5]	154	36
12-31-2015	18.61	(0.05)	0.55	0.50	—	(3.94)	—	(3.94)	15.17	3.00	0.92		0.91		(0.28)	170	78
12-31-2014	21.07	(0.08)	1.68	1.60	(0.02)	(4.04)	—	(4.06)	18.61	8.02	0.92		0.91		(0.37)	188	103
12-31-2013	15.68	(0.05)	5.80	5.75	(0.01)	(0.35)	—	(0.36)	21.07	36.82	0.92		0.92		(0.27)	207	116
12-31-2012	12.83	—	2.85	2.85	—	—	—	—	15.68	22.21	0.93		0.92		0.01	178	115
12-31-2011	14.13	(0.05)	(1.25)	(1.30)	—	—	—	—	12.83	(9.20)	0.93		0.93		(0.35)	175	107
SERIES II
06-30-2016[3]	14.49	(0.02)	(0.37)	(0.39)	—	—	—	—	14.10	(2.69)[4]	1.10	[5,6]	1.09	[5,6]	(0.29)[5]	78	36
12-31-2015	17.99	(0.08)	0.52	0.44	—	(3.94)	—	(3.94)	14.49	2.75	1.12		1.11		(0.48)	91	78
12-31-2014	20.51	(0.11)	1.63	1.52	—	(4.04)	—	(4.04)	17.99	7.82	1.12		1.11		(0.58)	99	103
12-31-2013	15.30	(0.08)	5.64	5.56	—	(0.35)	—	(0.35)	20.51	36.51	1.12		1.12		(0.47)	121	116
12-31-2012	12.54	(0.03)	2.79	2.76	—	—	—	—	15.30	22.01	1.13		1.12		(0.19)	108	115
12-31-2011	13.84	(0.08)	(1.22)	(1.30)	—	—	—	—	12.54	(9.39)	1.13		1.13		(0.55)	105	107
SERIES NAV
06-30-2016[3]	15.32	—	(0.40)	(0.40)	—	—	—	—	14.92	(2.61)[4]	0.85	[5,6]	0.84	[5,6]	(0.03)[5]	477	36
12-31-2015	18.75	(0.04)	0.55	0.51	—	(3.94)	—	(3.94)	15.32	3.04	0.87		0.86		(0.23)	506	78
12-31-2014	21.19	(0.07)	1.70	1.63	(0.03)	(4.04)	—	(4.07)	18.75	8.12	0.87		0.86		(0.32)	562	103
12-31-2013	15.77	(0.04)	5.82	5.78	(0.01)	(0.35)	—	(0.36)	21.19	36.84	0.87		0.87		(0.23)	615	116
12-31-2012	12.90	0.01	2.86	2.87	—	—	—	—	15.77	22.25	0.88		0.87		0.07	456	115
12-31-2011	14.19	(0.04)	(1.25)	(1.29)	—	—	—	—	12.90	(9.09)	0.88		0.88		(0.30)	414	107
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.

Mid Value Trust
SERIES I
06-30-2016[3]	10.72	0.08	1.09	1.17	—	—	—	—	11.89	10.91 [4]	1.01	[5,6]	0.96	[5,6]	1.47 [5]	298	32
12-31-2015	13.96	0.13	(0.68)	(0.55)	(0.14)	(2.55)	—	(2.69)	10.72	(3.43)	1.04		0.98		0.99	276	93
12-31-2014	13.99	0.11	1.37	1.48	(0.10)	(1.41)	—	(1.51)	13.96	10.60	1.04		0.98		0.77	347	32
12-31-2013	11.49	0.09	3.47	3.56	(0.13)	(0.93)	—	(1.06)	13.99	31.39	1.04		0.99		0.67	347	37
12-31-2012	10.50	0.14	1.85	1.99	(0.10)	(0.90)	—	(1.00)	11.49	19.42	1.04		0.99		1.21	284	38
12-31-2011	11.12	0.11	(0.65)	(0.54)	(0.08)	—	—	(0.08)	10.50	(4.83)	1.04		1.00		0.96	271	54
SERIES II
06-30-2016[3]	10.73	0.07	1.09	1.16	—	—	—	—	11.89	10.81 [4]	1.21	[5,6]	1.16	[5,6]	1.27 [5]	64	32
12-31-2015	13.97	0.10	(0.67)	(0.57)	(0.12)	(2.55)	—	(2.67)	10.73	(3.64)	1.24		1.18		0.79	59	93
12-31-2014	14.00	0.08	1.38	1.46	(0.08)	(1.41)	—	(1.49)	13.97	10.39	1.24		1.18		0.57	76	32
12-31-2013	11.50	0.06	3.48	3.54	(0.11)	(0.93)	—	(1.04)	14.00	31.14	1.24		1.19		0.47	86	37
12-31-2012	10.50	0.11	1.86	1.97	(0.07)	(0.90)	—	(0.97)	11.50	19.29	1.24		1.19		0.99	80	38
12-31-2011	11.12	0.08	(0.64)	(0.56)	(0.06)	—	—	(0.06)	10.50	(5.04)	1.24		1.20		0.74	83	54
SERIES NAV
06-30-2016[3]	10.67	0.08	1.09	1.17	—	—	—	—	11.84	10.97 [4]	0.96	[5,6]	0.91	[5,6]	1.52 [5]	402	32
12-31-2015	13.91	0.13	(0.67)	(0.54)	(0.15)	(2.55)	—	(2.70)	10.67	(3.40)	0.99		0.93		1.04	408	93
12-31-2014	13.94	0.12	1.37	1.49	(0.11)	(1.41)	—	(1.52)	13.91	10.70	0.99		0.93		0.82	481	32
12-31-2013	11.45	0.09	3.47	3.56	(0.14)	(0.93)	—	(1.07)	13.94	31.47	0.99		0.94		0.72	532	37
12-31-2012	10.47	0.14	1.84	1.98	(0.10)	(0.90)	—	(1.00)	11.45	19.43	0.99		0.94		1.26	387	38
12-31-2011	11.08	0.11	(0.63)	(0.52)	(0.09)	—	—	(0.09)	10.47	(4.71)	0.99		0.95		1.02	370	54
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.

102

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Mutual Shares Trust
SERIES I
06-30-2016[3]	11.76	0.17		0.35	0.52	—	—	—	—	12.28	4.42 [4]	1.05	[5]	1.04	[5]	2.97	[5]	170	10
12-31-2015	14.02	0.24		(0.90)	(0.66)	(0.29)	(1.31)	—	(1.60)	11.76	(4.68)	1.06		1.05		1.74		172	22
12-31-2014	13.75	0.37	[6]	0.63	1.00	(0.47)	(0.26)	—	(0.73)	14.02	7.21	1.03		1.03		2.62	[6]	200	19
12-31-2013	10.86	0.20		2.87	3.07	(0.18)	—	—	(0.18)	13.75	28.32	1.03		1.02		1.63		220	27
12-31-2012	9.65	0.18		1.18	1.36	(0.15)	—	—	(0.15)	10.86	14.13	1.06		1.05		1.73		203	28
12-31-2011	9.84	0.18		(0.28)	(0.10)	(0.09)	—	—	(0.09)	9.65	(0.94)	1.08		1.08		1.84		190	38
SERIES NAV
06-30-2016[3]	11.76	0.17		0.35	0.52	—	—	—	—	12.28	4.42 [4]	1.00	[5]	0.99	[5]	3.01	[5]	346	10
12-31-2015	14.02	0.24		(0.90)	(0.66)	(0.29)	(1.31)	—	(1.60)	11.76	(4.63)	1.01		1.00		1.79		350	22
12-31-2014	13.74	0.38	[6]	0.64	1.02	(0.48)	(0.26)	—	(0.74)	14.02	7.34	0.98		0.98		2.66	[6]	419	19
12-31-2013	10.85	0.21		2.87	3.08	(0.19)	—	—	(0.19)	13.74	28.40	0.98		0.97		1.69		475	27
12-31-2012	9.65	0.18		1.17	1.35	(0.15)	—	—	(0.15)	10.85	14.08	1.01		1.00		1.78		426	28
12-31-2011	9.84	0.19		(0.28)	(0.09)	(0.10)	—	—	(0.10)	9.65	(0.89)	1.03		1.03		1.89		415	38
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.10 and 0.74% for all series, respectively.

Real Estate Securities Trust
SERIES I
06-30-2016[3]	18.08	0.45		1.90	2.35	—	—	—	—	20.43	13.06 [4]	0.74	[5,6]	0.73	[5,6]	5.01	[5]	94	71
12-31-2015	17.95	0.36		0.11	0.47	(0.34)	—	—	(0.34)	18.08	2.68	0.79		0.79		2.02		90	152
12-31-2014	13.84	0.30		4.08	4.38	(0.27)	—	—	(0.27)	17.95	31.73	0.79		0.79		1.88		104	131
12-31-2013	14.13	0.30		(0.31)	(0.01)	(0.28)	—	—	(0.28)	13.84	(0.10)	0.80		0.79		2.02		83	104
12-31-2012	12.26	0.21		1.90	2.11	(0.24)	—	—	(0.24)	14.13	17.26	0.79		0.79		1.58		95	99
12-31-2011	11.37	0.14		0.93	1.07	(0.18)	—	—	(0.18)	12.26	9.46	0.79		0.79		1.17		97	86
SERIES II
06-30-2016[3]	18.11	0.44		1.89	2.33	—	—	—	—	20.44	12.93 [4]	0.94	[5,6]	0.93	[5,6]	4.79	[5]	59	71
12-31-2015	17.97	0.32		0.13	0.45	(0.31)	—	—	(0.31)	18.11	2.46	0.99		0.99		1.80		55	152
12-31-2014	13.86	0.27		4.08	4.35	(0.24)	—	—	(0.24)	17.97	31.52	0.99		0.99		1.65		66	131
12-31-2013	14.16	0.27		(0.32)	(0.05)	(0.25)	—	—	(0.25)	13.86	(0.38)	1.00		0.99		1.80		58	104
12-31-2012	12.28	0.19		1.90	2.09	(0.21)	—	—	(0.21)	14.16	17.09	0.99		0.99		1.37		72	99
12-31-2011	11.39	0.12		0.93	1.05	(0.16)	—	—	(0.16)	12.28	9.24	0.99		0.99		0.97		74	86
SERIES NAV
06-30-2016[3]	17.97	0.46		1.88	2.34	—	—	—	—	20.31	13.02 [4]	0.69	[5,6]	0.68	[5,6]	5.05	[5]	293	71
12-31-2015	17.84	0.38		0.10	0.48	(0.35)	—	—	(0.35)	17.97	2.80	0.74		0.74		2.12		271	152
12-31-2014	13.76	0.31		4.05	4.36	(0.28)	—	—	(0.28)	17.84	31.75	0.74		0.74		1.93		283	131
12-31-2013	14.05	0.31		(0.31)	— [7]	(0.29)	—	—	(0.29)	13.76	(0.05)	0.75		0.74		2.10		224	104
12-31-2012	12.19	0.22		1.88	2.10	(0.24)	—	—	(0.24)	14.05	17.33	0.74		0.74		1.65		231	99
12-31-2011	11.30	0.15		0.93	1.08	(0.19)	—	—	(0.19)	12.19	9.58	0.74		0.74		1.24		214	86
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.05%. 7. Less than $0.005 per share.

103

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Science & Technology Trust
SERIES I
06-30-2016[3]	23.78	0.05	0.02	0.07	—	—	—	—	23.85	0.25 [4]	1.11	[5,6]	1.06	[5,6]	0.40 [5]	416	55
12-31-2015	27.08	(0.08)	1.43	1.35	—	(4.65)	—	(4.65)	23.78	6.69	1.12		1.07		(0.32)	437	118
12-31-2014	24.73	(0.07)	3.25	3.18	—	(0.83)	—	(0.83)	27.08	12.89	1.11		1.07		(0.29)	420	100
12-31-2013	17.23	(0.03)	7.53	7.50	—	—	—	—	24.73	43.53	1.13		1.10		(0.15)	375	105
12-31-2012	15.60	(0.03)	1.66	1.63	—	—	—	—	17.23	10.45	1.16		1.13		(0.16)	282	89
12-31-2011	16.91	(0.05)	(1.26)	(1.31)	—	—	—	—	15.60	(7.75)	1.16		1.13		(0.30)	299	115
SERIES II
06-30-2016[3]	23.09	0.02	0.02	0.04	—	—	—	—	23.13	0.13 [4]	1.31	[5,6]	1.26	[5,6]	0.19 [5]	41	55
12-31-2015	26.48	(0.13)	1.39	1.26	—	(4.65)	—	(4.65)	23.09	6.49	1.32		1.27		(0.52)	45	118
12-31-2014	24.24	(0.12)	3.19	3.07	—	(0.83)	—	(0.83)	26.48	12.70	1.31		1.27		(0.49)	48	100
12-31-2013	16.92	(0.07)	7.39	7.32	—	—	—	—	24.24	43.26	1.33		1.30		(0.35)	49	105
12-31-2012	15.35	(0.06)	1.63	1.57	—	—	—	—	16.92	10.23	1.36		1.33		(0.37)	41	89
12-31-2011	16.68	(0.09)	(1.24)	(1.33)	—	—	—	—	15.35	(7.97)	1.36		1.33		(0.51)	45	115
SERIES NAV
06-30-2016[3]	23.96	0.05	0.02	0.07	—	—	—	—	24.03	0.25 [4]	1.06	[5,6]	1.01	[5,6]	0.46 [5]	30	55
12-31-2015	27.23	(0.07)	1.45	1.38	—	(4.65)	—	(4.65)	23.96	6.77	1.07		1.02		(0.27)	29	118
12-31-2014	24.85	(0.06)	3.27	3.21	—	(0.83)	—	(0.83)	27.23	12.95	1.06		1.02		(0.24)	23	100
12-31-2013	17.31	(0.02)	7.56	7.54	—	—	—	—	24.85	43.56	1.08		1.05		(0.10)	19	105
12-31-2012	15.66	(0.03)	1.68	1.65	—	—	—	—	17.31	10.54	1.11		1.08		(0.15)	13	89
12-31-2011	16.97	(0.04)	(1.27)	(1.31)	—	—	—	—	15.66	(7.72)	1.11		1.08		(0.25)	10	115
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.01%.

Small Cap Growth Trust
SERIES I
06-30-2016[3]	8.61	(0.01)	(0.54)	(0.55)	—	—	—	—	8.06	(6.27)[4]	1.09	[5,6]	1.08	[5,6]	(0.39)[5]	83	51
12-31-2015	11.68	(0.05)	(0.87)	(0.92)	—	(2.15)	—	(2.15)	8.61	(8.85)	1.14		1.13		(0.46)	96	87
12-31-2014	12.82	(0.10)	1.00	0.90	—	(2.04)	—	(2.04)	11.68	7.57	1.14		1.13		(0.81)	117	83
12-31-2013	9.29	(0.08)	4.13	4.05	—	(0.52)	—	(0.52)	12.82	44.08	1.15		1.15		(0.71)	128	114
12-31-2012	9.18	(0.03)	1.51	1.48	—	(1.37)	—	(1.37)	9.29	16.47	1.16		1.15		(0.31)	83	132
12-31-2011	10.12	(0.06)	(0.63)	(0.69)	—	(0.25)	—	(0.25)	9.18	(6.81)	1.16		1.15		(0.62)	83	136
SERIES II
06-30-2016[3]	8.27	(0.02)	(0.51)	(0.53)	—	—	—	—	7.74	(6.41)[4]	1.29	[5,6]	1.28	[5,6]	(0.59)[5]	27	51
12-31-2015	11.33	(0.07)	(0.84)	(0.91)	—	(2.15)	—	(2.15)	8.27	(9.06)	1.34		1.33		(0.66)	32	87
12-31-2014	12.52	(0.12)	0.97	0.85	—	(2.04)	—	(2.04)	11.33	7.34	1.34		1.33		(1.01)	35	83
12-31-2013	9.10	(0.10)	4.04	3.94	—	(0.52)	—	(0.52)	12.52	43.79	1.35		1.35		(0.91)	46	114
12-31-2012	9.03	(0.05)	1.49	1.44	—	(1.37)	—	(1.37)	9.10	16.29	1.36		1.35		(0.51)	31	132
12-31-2011	9.98	(0.08)	(0.62)	(0.70)	—	(0.25)	—	(0.25)	9.03	(7.01)	1.36		1.35		(0.82)	32	136
SERIES NAV
06-30-2016[3]	8.69	(0.01)	(0.54)	(0.55)	—	—	—	—	8.14	(6.33)[4]	1.04	[5,6]	1.03	[5,6]	(0.33)[5]	281	51
12-31-2015	11.76	(0.04)	(0.88)	(0.92)	—	(2.15)	—	(2.15)	8.69	(8.78)	1.09		1.08		(0.40)	297	87
12-31-2014	12.89	(0.09)	1.00	0.91	—	(2.04)	—	(2.04)	11.76	7.60	1.09		1.08		(0.76)	350	83
12-31-2013	9.33	(0.07)	4.15	4.08	—	(0.52)	—	(0.52)	12.89	44.21	1.10		1.10		(0.66)	393	114
12-31-2012	9.21	(0.02)	1.51	1.49	—	(1.37)	—	(1.37)	9.33	16.52	1.11		1.10		(0.24)	278	132
12-31-2011	10.15	(0.06)	(0.63)	(0.69)	—	(0.25)	—	(0.25)	9.21	(6.79)	1.11		1.10		(0.58)	266	136
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.06%.

104

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Index Trust
SERIES I
06-30-2016[3]	13.28	0.08	0.19	0.27	—	—	—	—	13.55	2.03 [4]	0.58	[5]	0.52	[5]	1.34	[5]	292	14
12-31-2015	15.40	0.16	(0.87)	(0.71)	(0.15)	(1.26)	—	(1.41)	13.28	(4.58)	0.58		0.52		1.06		286	19
12-31-2014	15.83	0.14	0.55	0.69	(0.14)	(0.98)	—	(1.12)	15.40	4.59	0.57		0.52		0.93		302	20
12-31-2013	12.39	0.15	4.57	4.72	(0.22)	(1.06)	—	(1.28)	15.83	38.58	0.57		0.52		1.03		317	17
12-31-2012	13.15	0.24	1.72	1.96	(0.26)	(2.46)	—	(2.72)	12.39	16.10	0.56		0.54		1.77		208	13
12-31-2011	14.01	0.11	(0.75)	(0.64)	(0.16)	(0.06)	—	(0.22)	13.15	(4.50)	0.55		0.55		0.79		194	17
SERIES II
06-30-2016[3]	13.22	0.07	0.19	0.26	—	—	—	—	13.48	1.97 [4]	0.78	[5]	0.72	[5]	1.13	[5]	39	14
12-31-2015	15.34	0.13	(0.87)	(0.74)	(0.12)	(1.26)	—	(1.38)	13.22	(4.79)	0.78		0.72		0.85		40	19
12-31-2014	15.77	0.11	0.55	0.66	(0.11)	(0.98)	—	(1.09)	15.34	4.41	0.77		0.72		0.72		52	20
12-31-2013	12.35	0.12	4.55	4.67	(0.19)	(1.06)	—	(1.25)	15.77	38.31	0.77		0.72		0.81		64	17
12-31-2012	13.12	0.21	1.72	1.93	(0.24)	(2.46)	—	(2.70)	12.35	15.82	0.76		0.74		1.55		60	13
12-31-2011	13.97	0.08	(0.74)	(0.66)	(0.13)	(0.06)	—	(0.19)	13.12	(4.64)	0.75		0.75		0.58		60	17
SERIES NAV
06-30-2016[3]	13.29	0.09	0.19	0.28	—	—	—	—	13.57	2.11 [4]	0.53	[5]	0.47	[5]	1.39	[5]	88	14
12-31-2015	15.42	0.17	(0.88)	(0.71)	(0.16)	(1.26)	—	(1.42)	13.29	(4.59)	0.53		0.47		1.12		87	19
12-31-2014	15.84	0.15	0.56	0.71	(0.15)	(0.98)	—	(1.13)	15.42	4.71	0.52		0.47		1.00		95	20
12-31-2013	12.39	0.16	4.57	4.73	(0.22)	(1.06)	—	(1.28)	15.84	38.72	0.52		0.47		1.08		76	17
12-31-2012	13.16	0.20	1.76	1.96	(0.27)	(2.46)	—	(2.73)	12.39	16.06	0.51		0.49		1.42		50	13
12-31-2011	14.01	0.12	(0.74)	(0.62)	(0.17)	(0.06)	—	(0.23)	13.16	(4.38)	0.50		0.50		0.84		430	17
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized.

Small Cap Opportunities Trust
SERIES I
06-30-2016[3]	28.76	0.04	0.60	0.64	—	—	—	—	29.40	2.23 [4]	1.08	[5,6]	0.99	[5,6]	0.47	[5]	89	17
12-31-2015	31.56	0.12	(1.75)	(1.63)	(0.03)	(1.14)	—	(1.17)	28.76	(5.17)	1.10		1.00		0.39		94	25
12-31-2014	30.84	0.02	0.71	0.73	(0.01)	—	—	(0.01)	31.56	2.38	1.10		1.00		0.08		112	40
12-31-2013	22.13	0.01	8.87	8.88	(0.17)	—	—	(0.17)	30.84	40.16	1.11		1.02		0.05		131	22
12-31-2012	18.94	0.12	3.07	3.19	—	—	—	—	22.13	16.84	1.11		1.02		0.59		32	25
12-31-2011	19.58	— [7]	(0.62)	(0.62)	(0.02)	—	—	(0.02)	18.94	(3.16)	1.10		1.01		(0.02)		32	36
SERIES II
06-30-2016[3]	28.35	0.01	0.60	0.61	—	—	—	—	28.96	2.15 [4]	1.28	[5,6]	1.19	[5,6]	0.26	[5]	36	17
12-31-2015	31.16	0.06	(1.73)	(1.67)	—	(1.14)	—	(1.14)	28.35	(5.34)	1.30		1.20		0.19		39	25
12-31-2014	30.51	(0.04)	0.69	0.65	—	—	—	—	31.16	2.13	1.30		1.20		(0.12)		46	40
12-31-2013	21.90	(0.04)	8.78	8.74	(0.13)	—	—	(0.13)	30.51	39.92	1.31		1.22		(0.17)		57	22
12-31-2012	18.78	0.08	3.04	3.12	—	—	—	—	21.90	16.61	1.31		1.22		0.37		32	25
12-31-2011	19.44	(0.04)	(0.61)	(0.65)	(0.01)	—	—	(0.01)	18.78	(3.32)	1.30		1.21		(0.21)		33	36
SERIES NAV
06-30-2016[3]	28.63	0.05	0.60	0.65	—	—	—	—	29.28	2.27 [4]	1.03	[5,6]	0.94	[5,6]	0.52	[5]	84	17
12-31-2015	31.42	0.14	(1.75)	(1.61)	(0.04)	(1.14)	—	(1.18)	28.63	(5.12)	1.05		0.95		0.44		86	25
12-31-2014	30.70	0.04	0.70	0.74	(0.02)	—	—	(0.02)	31.42	2.43	1.05		0.95		0.14		124	40
12-31-2013	22.02	0.02	8.84	8.86	(0.18)	—	—	(0.18)	30.70	40.27	1.06		0.97		0.08		125	22
12-31-2012	18.84	0.13	3.05	3.18	—	—	—	—	22.02	16.88	1.06		0.97		0.63		91	25
12-31-2011	19.47	0.01	(0.62)	(0.61)	(0.02)	—	—	(0.02)	18.84	(3.12)	1.05		0.96		0.04		88	36
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.03%. 7. Less than $0.005 per share.

105

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Value Trust
SERIES I
06-30-2016[3]	20.30	0.08	0.81	0.89	—	—	—	—	21.19	4.38 [4]	1.10	[5,6]	1.10	[5,6]	0.81	[5]	328	8
12-31-2015	24.61	0.12	(0.62)	(0.50)	(0.10)	(3.71)	—	(3.81)	20.30	(1.36)	1.12		1.11		0.51		323	22
12-31-2014	26.09	0.16 [7]	1.55	1.71	(0.16)	(3.03)	—	(3.19)	24.61	7.18	1.12		1.12		0.63	[7]	349	22
12-31-2013	20.70	0.06	6.79	6.85	(0.13)	(1.33)	—	(1.46)	26.09	33.32	1.13		1.12		0.23		376	24
12-31-2012	18.94	0.23	2.65	2.88	(0.17)	(0.95)	—	(1.12)	20.70	15.63	1.13		1.13		1.17		270	19
12-31-2011	18.89	0.10	0.11	0.21	(0.16)	—	—	(0.16)	18.94	1.15	1.14		1.14		0.53		229	20
SERIES II
06-30-2016[3]	20.21	0.06	0.81	0.87	—	—	—	—	21.08	4.30 [4]	1.30	[5,6]	1.30	[5,6]	0.60	[5]	37	8
12-31-2015	24.52	0.07	(0.62)	(0.55)	(0.05)	(3.71)	—	(3.76)	20.21	(1.57)	1.32		1.31		0.30		36	22
12-31-2014	26.01	0.11 [7]	1.54	1.65	(0.11)	(3.03)	—	(3.14)	24.52	6.96	1.32		1.32		0.43	[7]	43	22
12-31-2013	20.66	0.01	6.77	6.78	(0.10)	(1.33)	—	(1.43)	26.01	33.00	1.33		1.32		0.03		49	24
12-31-2012	18.89	0.18	2.67	2.85	(0.13)	(0.95)	—	(1.08)	20.66	15.50	1.33		1.33		0.90		39	19
12-31-2011	18.85	0.06	0.10	0.16	(0.12)	—	—	(0.12)	18.89	0.90	1.34		1.34		0.32		46	20
SERIES NAV
06-30-2016[3]	20.25	0.09	0.80	0.89	—	—	—	—	21.14	4.40 [4]	1.05	[5,6]	1.05	[5,6]	0.85	[5]	289	8
12-31-2015	24.56	0.13	(0.62)	(0.49)	(0.11)	(3.71)	—	(3.82)	20.25	(1.31)	1.07		1.06		0.56		292	22
12-31-2014	26.04	0.17 [7]	1.55	1.72	(0.17)	(3.03)	—	(3.20)	24.56	7.25	1.07		1.07		0.68	[7]	330	22
12-31-2013	20.67	0.07	6.77	6.84	(0.14)	(1.33)	—	(1.47)	26.04	33.33	1.08		1.07		0.28		371	24
12-31-2012	18.90	0.24	2.66	2.90	(0.18)	(0.95)	—	(1.13)	20.67	15.78	1.08		1.08		1.20		314	19
12-31-2011	18.86	0.11	0.10	0.21	(0.17)	—	—	(0.17)	18.90	1.15	1.09		1.09		0.58		306	20
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%. 7. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.06 and 0.22% for all series, respectively.

Small Company Growth Trust
SERIES NAV
06-30-2016[3]	27.06	0.07	0.38	0.45	—	—	—	—	27.51	1.66 [4]	1.06	[5,6]	1.06	[5,6]	0.51	[5]	107	14
12-31-2015	27.63	(0.08)	(0.40)	(0.48)	—	(0.09)	—	(0.09)	27.06	(1.75)	1.07		1.06		(0.27)		112	30
12-31-2014	25.62	(0.02)[6]	2.03	2.01	—	—	—	—	27.63	7.85	1.06		1.05		(0.08)[7]		134	30
12-31-2013	18.34	(0.04)	7.37	7.33	(0.05)	—	—	(0.05)	25.62	39.98	1.07		1.06		(0.20)		158	32
12-31-2012	15.50	0.04	2.80	2.84	—	—	—	—	18.34	18.32	1.07		1.07		0.24		106	28
12-31-2011	15.78	(0.07)	(0.21)[8]	(0.28)	—	—	—	—	15.50	(1.77)	1.08		1.08		(0.42)		101	39
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.01%. 7. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.09 and 0.35%, respectively. 8. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio.

Small Company Value Trust
SERIES I
06-30-2016[3]	19.68	0.10	1.70	1.80	—	—	—	—	21.48	9.15 [4]	1.12	[5,6]	1.06	[5,6]	1.00	[5]	61	10
12-31-2015	24.72	0.20	(1.61)	(1.41)	(0.30)	(3.33)	—	(3.63)	19.68	(5.60)	1.13		1.07		0.86		60	35
12-31-2014	25.26	0.14	(0.12)	0.02	(0.01)	(0.55)	—	(0.56)	24.72	0.11	1.12		1.06		0.55		74	16
12-31-2013	19.50	0.07	6.08	6.15	(0.39)	—	—	(0.39)	25.26	31.61	1.13		1.07		0.32		88	7
12-31-2012	16.81	0.26	2.48	2.74	(0.05)	—	—	(0.05)	19.50	16.30	1.13		1.07		1.41		79	5
12-31-2011	17.07	0.06	(0.22)	(0.16)	(0.10)	—	—	(0.10)	16.81	(0.93)	1.13		1.07		0.38		85	6
SERIES II
06-30-2016[3]	19.42	0.08	1.67	1.75	—	—	—	—	21.17	9.01 [4]	1.32	[5,6]	1.26	[5,6]	0.80	[5]	51	10
12-31-2015	24.40	0.15	(1.58)	(1.43)	(0.22)	(3.33)	—	(3.55)	19.42	(5.79)	1.33		1.27		0.66		49	35
12-31-2014	24.99	0.08	(0.12)	(0.04)	—	(0.55)	—	(0.55)	24.40	(0.12)	1.32		1.26		0.34		61	16
12-31-2013	19.32	0.03	6.02	6.05	(0.38)	—	—	(0.38)	24.99	31.41	1.33		1.27		0.12		75	7
12-31-2012	16.66	0.22	2.46	2.68	(0.02)	—	—	(0.02)	19.32	16.11	1.33		1.27		1.20		73	5
12-31-2011	16.93	0.03	(0.24)	(0.21)	(0.06)	—	—	(0.06)	16.66	(1.20)	1.33		1.27		0.18		78	6
SERIES NAV
06-30-2016[3]	19.64	0.11	1.68	1.79	—	—	—	—	21.43	9.11 [4]	1.07	[5,6]	1.01	[5,6]	1.04	[5]	186	10
12-31-2015	24.69	0.21	(1.60)	(1.39)	(0.33)	(3.33)	—	(3.66)	19.64	(5.51)	1.08		1.02		0.91		187	35
12-31-2014	25.22	0.15	(0.12)	0.03	(0.01)	(0.55)	—	(0.56)	24.69	0.14	1.07		1.01		0.60		224	16
12-31-2013	19.46	0.09	6.06	6.15	(0.39)	—	—	(0.39)	25.22	31.68	1.08		1.02		0.38		259	7
12-31-2012	16.76	0.27	2.48	2.75	(0.05)	—	—	(0.05)	19.46	16.41	1.08		1.02		1.49		216	5
12-31-2011	17.03	0.08	(0.24)	(0.16)	(0.11)	—	—	(0.11)	16.76	(0.94)	1.08		1.02		0.44		203	6
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.

106

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Strategic Equity Allocation Trust
SERIES NAV
06-30-2016[3]	16.09	0.19	0.05	0.24	—	—	—	—	16.33	1.49	[4]	0.67	[5]	0.53	[5]	2.37	[5]	9,615	4
12-31-2015	17.14	0.31	(0.39)	(0.08)	(0.32)	(0.65)	—	(0.97)	16.09	(0.35)		0.67		0.53		1.83		9,945	7
12-31-2014	16.85	0.33	0.75	1.08	(0.32)	(0.47)	—	(0.79)	17.14	6.40		0.66		0.52		1.92		11,176	13
12-31-2013	13.27	0.27	3.60	3.87	(0.25)	(0.04)	—	(0.29)	16.85	29.23		0.66		0.50		1.77		11,162	19
12-31-2012[6]	12.50	0.20	0.70	0.90	(0.13)	—	—	(0.13)	13.27	7.26	[4]	0.67	[5]	0.49	[5]	2.22	[5]	8,003	10
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Period from 4-16-12 (commencement of operations) to 12-31-12.

Total Stock Market Index Trust
SERIES I
06-30-2016[3]	17.61	0.15	0.44	0.59	—	—	—	—	18.20	3.35	[4]	0.57	[5]	0.57	[5]	1.73	[5]	442	1
12-31-2015	18.53	0.26	(0.40)	(0.14)	(0.24)	(0.54)	—	(0.78)	17.61	(0.64)		0.57		0.56		1.41		440	4
12-31-2014	17.08	0.24	1.71	1.95	(0.21)	(0.29)	—	(0.50)	18.53	11.47		0.57		0.56		1.38		465	5
12-31-2013	13.15	0.21	4.16	4.37	(0.22)	(0.22)	—	(0.44)	17.08	33.39		0.56		0.56		1.38		424	3
12-31-2012	11.59	0.21	1.58	1.79	(0.20)	(0.03)	—	(0.23)	13.15	15.50		0.57		0.57		1.65		295	6
12-31-2011	11.71	0.19	(0.16)	0.03	(0.15)	—	—	(0.15)	11.59	0.28		0.57		0.57		1.62		261	2
SERIES II
06-30-2016[3]	17.56	0.13	0.44	0.57	—	—	—	—	18.13	3.25	[4]	0.77	[5]	0.77	[5]	1.53	[5]	34	1
12-31-2015	18.48	0.22	(0.40)	(0.18)	(0.20)	(0.54)	—	(0.74)	17.56	(0.83)		0.77		0.76		1.20		35	4
12-31-2014	17.03	0.21	1.71	1.92	(0.18)	(0.29)	—	(0.47)	18.48	11.30		0.77		0.76		1.17		42	5
12-31-2013	13.12	0.18	4.14	4.32	(0.19)	(0.22)	—	(0.41)	17.03	33.09		0.76		0.76		1.19		44	3
12-31-2012	11.57	0.18	1.57	1.75	(0.17)	(0.03)	—	(0.20)	13.12	15.22		0.77		0.77		1.44		41	6
12-31-2011	11.68	0.17	(0.15)	0.02	(0.13)	—	—	(0.13)	11.57	0.16		0.77		0.77		1.41		40	2
SERIES NAV
06-30-2016[3]	17.61	0.15	0.44	0.59	—	—	—	—	18.20	3.35	[4]	0.52	[5]	0.52	[5]	1.78	[5]	104	1
12-31-2015	18.52	0.27	(0.39)	(0.12)	(0.25)	(0.54)	—	(0.79)	17.61	(0.53)		0.52		0.51		1.46		99	4
12-31-2014	17.08	0.25	1.70	1.95	(0.22)	(0.29)	—	(0.51)	18.52	11.46		0.52		0.51		1.43		95	5
12-31-2013	13.15	0.22	4.16	4.38	(0.23)	(0.22)	—	(0.45)	17.08	33.45		0.51		0.51		1.44		88	3
12-31-2012	11.59	0.22	1.57	1.79	(0.20)	(0.03)	—	(0.23)	13.15	15.56		0.52		0.52		1.71		66	6
12-31-2011	11.71	0.20	(0.16)	0.04	(0.16)	—	—	(0.16)	11.59	0.33		0.52		0.52		1.66		62	2
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized.

U.S. Equity Trust
SERIES I
06-30-2016[3]	19.11	0.13	0.47	0.60	—	—	—	—	19.71	3.14	[4]	0.86	[5,6]	0.85	[5,6]	1.33	[5]	118	44
12-31-2015	19.39	0.36	(0.25)	0.11	(0.39)	—	—	(0.39)	19.11	0.53		0.84		0.83		1.87		122	66
12-31-2014	17.71	0.22	1.73	1.95	(0.27)	—	—	(0.27)	19.39	11.03		0.84		0.83		1.21		138	55
12-31-2013	14.03	0.23	3.72	3.95	(0.27)	—	—	(0.27)	17.71	28.23		0.83		0.83		1.42		144	28
12-31-2012[7]	13.85	0.16	0.22	0.38	(0.20)	—	—	(0.20)	14.03	2.77	[4]	0.84	[5]	0.84	[5]	1.70	[5]	129	44	[8,9]
SERIES II
06-30-2016[3]	19.11	0.11	0.47	0.58	—	—	—	—	19.69	3.04	[4]	1.06	[5,6]	1.05	[5,6]	1.12	[5]	6	44
12-31-2015	19.39	0.33	(0.26)	0.07	(0.35)	—	—	(0.35)	19.11	0.33		1.04		1.03		1.68		6	66
12-31-2014	17.72	0.19	1.72	1.91	(0.24)	—	—	(0.24)	19.39	10.76		1.04		1.03		1.01		8	55
12-31-2013	14.03	0.20	3.73	3.93	(0.24)	—	—	(0.24)	17.72	28.07		1.03		1.03		1.22		9	28
12-31-2012[7]	13.85	0.14	0.22	0.36	(0.18)	—	—	(0.18)	14.03	2.60	[4]	1.04	[5]	1.04	[5]	1.50	[5]	8	44	[8,9]
SERIES NAV
06-30-2016[3]	19.11	0.13	0.48	0.61	—	—	—	—	19.72	3.19	[4]	0.81	[5,6]	0.80	[5,6]	1.38	[5]	544	44
12-31-2015	19.40	0.37	(0.27)	0.10	(0.39)	—	—	(0.39)	19.11	0.52		0.79		0.78		1.93		576	66
12-31-2014	17.72	0.23	1.73	1.96	(0.28)	—	—	(0.28)	19.40	11.07		0.79		0.78		1.26		676	55
12-31-2013	14.03	0.24	3.73	3.97	(0.28)	—	—	(0.28)	17.72	28.36		0.78		0.78		1.47		809	28
12-31-2012	12.65	0.22	1.37	1.59	(0.21)	—	—	(0.21)	14.03	12.56		0.79		0.79		1.63		791	44	[8]
12-31-2011	11.89	0.19	0.77	0.96	(0.20)	—	—	(0.20)	12.65	8.13		0.79		0.79		1.55		772	35
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.01%. 7. The inception date for Series I and Series II shares is 4-30-12. 8. Excludes merger activity. 9. Portfolio turnover is shown for the period from 1-1-12 to 12-31-12.

107

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Utilities Trust
SERIES I
06-30-2016[3]	12.05	0.22		1.61	1.83	—	—	—	—	13.88	15.19	[4]	0.89	[5,6]	0.88	[5,6]	3.45	[5]	326	13
12-31-2015	16.27	0.38		(2.66)	(2.28)	(0.46)	(1.48)	—	(1.94)	12.05	(14.76)		0.92		0.92		2.51		298	37
12-31-2014	15.44	0.49	[7]	1.48	1.97	(0.51)	(0.63)	—	(1.14)	16.27	12.59		0.93		0.92		2.93	[7]	441	53
12-31-2013	13.06	0.48		2.20	2.68	(0.30)	—	—	(0.30)	15.44	20.57		0.95		0.95		3.25		416	58
12-31-2012	11.92	0.40		1.21	1.61	(0.47)	—	—	(0.47)	13.06	13.65		0.97		0.97		3.17		141	52
12-31-2011	11.62	0.46		0.30	0.76	(0.46)	—	—	(0.46)	11.92	6.65		0.97		0.97		3.77		128	51
SERIES II
06-30-2016[3]	11.93	0.20		1.60	1.80	—	—	—	—	13.73	15.09	[4]	1.09	[5,6]	1.08	[5,6]	3.24	[5]	17	13
12-31-2015	16.14	0.34		(2.64)	(2.30)	(0.43)	(1.48)	—	(1.91)	11.93	(15.02)		1.12		1.12		2.30		15	37
12-31-2014	15.32	0.46	[7]	1.47	1.93	(0.48)	(0.63)	—	(1.11)	16.14	12.41		1.13		1.12		2.79	[7]	23	53
12-31-2013	12.96	0.41		2.22	2.63	(0.27)	—	—	(0.27)	15.32	20.35		1.15		1.15		2.81		25	58
12-31-2012	11.84	0.37		1.19	1.56	(0.44)	—	—	(0.44)	12.96	13.36		1.17		1.17		2.95		25	52
12-31-2011	11.53	0.43		0.32	0.75	(0.44)	—	—	(0.44)	11.84	6.58		1.17		1.17		3.59		30	51
SERIES NAV
06-30-2016[3]	12.03	0.22		1.61	1.83	—	—	—	—	13.86	15.21	[4]	0.84	[5,6]	0.83	[5,6]	3.41	[5]	30	13
12-31-2015	16.26	0.39		(2.67)	(2.28)	(0.47)	(1.48)	—	(1.95)	12.03	(14.79)		0.87		0.87		2.58		30	37
12-31-2014	15.42	0.50	[7]	1.49	1.99	(0.52)	(0.63)	—	(1.15)	16.26	12.72		0.88		0.87		2.98	[7]	40	53
12-31-2013	13.04	0.45		2.24	2.69	(0.31)	—	—	(0.31)	15.42	20.65		0.90		0.90		3.06		32	58
12-31-2012	11.91	0.39		1.21	1.60	(0.47)	—	—	(0.47)	13.04	13.64		0.92		0.92		3.14		27	52
12-31-2011	11.60	0.46		0.32	0.78	(0.47)	—	—	(0.47)	11.91	6.80		0.92		0.92		3.82		36	51
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.04%. 7. Net investment income per share and the percentage of average net assets reflects special dividends received by the portfolio, which amounted to $0.09 and 0.52% for all series, respectively.

Value Trust
SERIES I
06-30-2016[3]	20.16	0.08		0.38	0.46	—	—	—	—	20.62	2.28	[4]	0.78	[5]	0.77	[5]	0.87	[5]	468	14
12-31-2015	25.74	0.14		(2.29)	(2.15)	(0.13)	(3.30)	—	(3.43)	20.16	(8.89)		0.78		0.77		0.57		493	26
12-31-2014	25.95	0.14		2.39	2.53	(0.12)	(2.62)	—	(2.74)	25.74	9.82		0.78		0.77		0.53		600	49
12-31-2013	19.31	0.15		6.68	6.83	(0.19)	—	—	(0.19)	25.95	35.40		0.79		0.79		0.64		523	42
12-31-2012	16.58	0.20		2.68	2.88	(0.15)	—	—	(0.15)	19.31	17.42		0.82		0.81		1.11		409	24
12-31-2011	16.61	0.16		— [6]	0.16	(0.19)	—	—	(0.19)	16.58	0.98		0.83		0.83		0.93		197	28
SERIES II
06-30-2016[3]	20.07	0.06		0.39	0.45	—	—	—	—	20.52	2.24	[4]	0.98	[5]	0.97	[5]	0.66	[5]	24	14
12-31-2015	25.65	0.09		(2.29)	(2.20)	(0.08)	(3.30)	—	(3.38)	20.07	(9.12)		0.98		0.97		0.37		26	26
12-31-2014	25.87	0.09		2.38	2.47	(0.07)	(2.62)	—	(2.69)	25.65	9.61		0.98		0.97		0.33		33	49
12-31-2013	19.26	0.10		6.66	6.76	(0.15)	—	—	(0.15)	25.87	35.10		0.99		0.99		0.44		36	42
12-31-2012	16.54	0.16		2.68	2.84	(0.12)	—	—	(0.12)	19.26	17.18		1.02		1.01		0.87		30	24
12-31-2011	16.56	0.12		0.01	0.13	(0.15)	—	—	(0.15)	16.54	0.84		1.03		1.03		0.73		30	28
SERIES NAV
06-30-2016[3]	20.13	0.09		0.38	0.47	—	—	—	—	20.60	2.33	[4]	0.73	[5]	0.72	[5]	0.90	[5]	30	14
12-31-2015	25.71	0.15		(2.29)	(2.14)	(0.14)	(3.30)	—	(3.44)	20.13	(8.86)		0.73		0.72		0.63		35	26
12-31-2014	25.92	0.15		2.39	2.54	(0.13)	(2.62)	—	(2.75)	25.71	9.88		0.73		0.72		0.57		31	49
12-31-2013	19.29	0.16		6.67	6.83	(0.20)	—	—	(0.20)	25.92	35.44		0.74		0.74		0.68		33	42
12-31-2012	16.56	0.21		2.68	2.89	(0.16)	—	—	(0.16)	19.29	17.50		0.77		0.76		1.14		24	24
12-31-2011	16.59	0.16		0.01	0.17	(0.20)	—	—	(0.20)	16.56	1.03		0.78		0.78		0.98		18	28
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

108

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Notes to financial statements (unaudited)

1.  ORGANIZATION John Hancock Variable Insurance Trust (the Trust) is a no load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the portfolios), forty eight of which are presented in this report.

American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust and American New World Trust (collectively, the JHVIT Feeder Funds), Lifestyle Aggressive PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series, Lifestyle Moderate PS Series (collectively, the Lifestyle PS Series), Franklin Templeton Founding Allocation Trust and Core Strategy Trust operate as “funds of funds,” investing in shares of mutual funds (underlying funds). The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the Securities and Exchange Commission’s (SEC) website at www.sec.gov, or at the SEC’s public reference room in Washington, D.C. These funds are not covered by this report.

The portfolios may offer multiple classes of shares: Series I, Series II, Series III and Series NAV. The shares currently offered by a specific portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Investment Management Services, LLC (the Advisor) and Manulife Financial Corporation (MFC) except in the case of the Emerging Markets Value Trust where NAV shares are also offered to variable insurance products of external insurance companies. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation.  Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Except for investments in exchange-traded funds, investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios’ Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

109

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

As of June 30, 2016, for All Cap Core Trust, American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, American New World Trust, Franklin Templeton Founding Allocation Trust, Lifestyle Aggressive PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Small Company Growth Trust and Small Company Value Trust, all investments are categorized as Level 1 under the hierarchy described above.

As of June 30, 2016, for U.S. Equity Trust, all investments are categorized as Level 1 under the hierarchy described above, except for U.S. Treasury Bills, which are categorized as Level 2.

As of June 30, 2016, for 500 Index Trust B and Mid Cap Index Trust, all investments including futures, as applicable, are categorized as Level 1 except repurchase agreements, which are categorized as Level 2.

The following is a summary of the values by input classification of the portfolios’ investments as of June 30, 2016, by major security category or type:

	Total Value at 6-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Alpha Opportunities Trust
Common stocks
Consumer discretionary	$72,789,258	$69,182,414	$3,396,495	$210,349
Consumer staples	44,167,148	34,975,580	9,191,568	—
Energy	39,771,858	39,531,982	239,876	—
Financials	105,885,851	99,804,264	5,953,396	128,191
Health care	94,714,081	89,458,714	5,255,367	—
Industrials	86,553,903	84,497,031	2,056,872	—
Information technology	98,933,999	92,594,978	6,339,021	—
Materials	23,858,389	20,511,783	3,346,606	—
Telecommunication services	3,548,281	3,156,078	392,203	—
Utilities	12,367,207	12,367,207	—	—
Preferred securities	14,093,513	—	—	14,093,513
Corporate bonds	48,473	—	—	48,473
Exchange-traded funds	3,320,212	3,320,212	—	—
Securities lending collateral	24,454,566	24,454,566	—	—
Short-term investments	28,700,000	—	28,700,000	—
Total investments in securities	$653,206,739	$573,854,809	$64,871,404	$14,480,526
Other financial instruments:
Forward foreign currency contracts	$915	—	$915	—

Blue Chip Growth Trust
Common stocks
Consumer discretionary	$404,682,824	$404,682,824	—	—
Consumer staples	50,041,069	50,041,069	—	—
Financials	121,501,121	121,501,121	—	—
Health care	380,277,238	380,277,238	—	—
Industrials	101,495,108	101,495,108	—	—
Information technology	451,120,052	427,556,424	$23,563,628	—
Materials	15,232,558	15,232,558	—	—
Securities lending collateral	24,459,722	24,459,722	—	—
Short-term investments	7,462,467	7,462,467	—	—
Total investments in securities	$1,556,272,159	$1,532,708,531	$23,563,628	—

Capital Appreciation Trust
Common stocks
Consumer discretionary	$253,976,525	$226,731,659	$27,244,866	—
Consumer staples	47,896,206	47,896,206	—	—
Energy	18,580,481	18,580,481	—	—
Financials	28,864,403	28,864,403	—	—
Health care	127,384,325	127,384,325	—	—
Industrials	19,142,844	19,142,844	—	—
Information technology	336,284,388	312,320,991	23,963,397	—
Materials	1,844,751	1,844,751	—	—
Securities lending collateral	19,983,408	19,983,408	—	—
Short-term investments	20,882,000	—	20,882,000	—
Total investments in securities	$874,839,331	$802,749,068	$72,090,263	—

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	Total Value at 6-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Value Trust
Common stocks
Consumer discretionary	$27,775,192	$27,217,539	$557,653	—
Consumer staples	19,310,480	18,720,641	589,839	—
Energy	2,330,748	2,330,748	—	—
Financials	45,011,956	43,864,276	1,147,680	—
Health care	69,194,348	69,194,348	—	—
Industrials	21,436,607	19,828,753	1,607,854	—
Information technology	31,295,443	31,295,443	—	—
Materials	2,328,676	2,328,676	—	—
Telecommunication services	2,558,718	2,558,718	—	—
Utilities	6,247,078	6,247,078	—	—
Preferred securities	6,808,968	6,808,968	—	—
Corporate bonds	74,629,450	—	74,629,450	—
Term loans	13,699,767	—	13,699,767	—
Asset backed securities	898,583	—	898,583	—
Short-term investments	46,704,876	46,029,876	675,000	—
Total investments in securities	$370,230,890	$276,425,064	$93,805,826	—
Other financial instruments:
Written options	($2,014,705)	($6,406)	($2,008,299)	—

Core Strategy Trust
Affiliated investment companies
Equity	$2,515,394,115	$2,515,394,115	—	—
Fixed income	1,074,074,393	1,074,074,393	—	—
Common stocks
Consumer discretionary	4	—	—	$4
Consumer staples	633	—	$633	—
Health care	250	—	—	250
Industrials	60	—	—	60
Total investments in securities	$3,589,469,455	$3,589,468,508	$633	$314

Emerging Markets Value Trust
Common stocks
Australia	$155,744	—	$155,744	—
Brazil	42,618,271	$42,618,271	—	—
Chile	10,626,881	10,626,881	—	—
China	89,150,876	7,227,224	81,362,350	$561,302
Colombia	3,669,682	3,669,682	—	—
Czech Republic	2,746,837	—	2,746,837	—
Greece	820,089	—	820,089	—
Hong Kong	20,993,654	1,580,873	19,187,512	225,269
Hungary	2,128,607	—	2,128,607	—
India	102,297,652	1,671,320	100,534,095	92,237
Indonesia	23,160,602	—	23,146,852	13,750
Malaysia	29,214,619	—	28,846,143	368,476
Malta	12,213	—	12,213	—
Mexico	41,698,110	41,082,442	186,771	428,897
Netherlands	5,017,715	—	5,017,715	—
Philippines	11,501,570	—	11,501,444	126
Poland	11,587,704	—	11,587,704	—
Russia	16,183,192	—	16,183,192	—
South Africa	57,006,591	14,577,666	42,414,394	14,531
South Korea	107,940,882	15,898,518	92,000,904	41,460
Taiwan	105,834,047	2,483,655	103,308,892	41,500
Thailand	22,896,617	—	22,896,617	—
Turkey	12,791,175	—	12,787,171	4,004
Ukraine	349,136	—	349,136	—
Preferred securities	17,503,479	17,503,479	—	—
Rights	22,248	14,843	7,405	—
Warrants	16,821	—	16,821	—
Securities lending collateral	14,593,899	14,593,899	—	—
Total investments in securities	$752,538,913	$173,548,753	$577,198,608	$1,791,552

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 6-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Income Trust
Common stocks
Consumer discretionary	$139,803,150	$139,803,150	—	—
Consumer staples	80,504,830	70,389,107	$10,115,723	—
Energy	194,693,176	172,554,725	22,138,451	—
Financials	351,255,486	345,583,009	5,672,477	—
Health care	151,747,127	141,376,814	10,370,313	—
Industrials	215,463,780	215,463,780	—	—
Information technology	162,900,923	162,900,923	—	—
Materials	79,422,888	79,422,888	—	—
Telecommunication services	46,595,217	35,549,688	11,045,529	—
Utilities	134,749,058	134,749,058	—	—
Corporate bonds	3,222,083	—	3,222,083	—
Securities lending collateral	13,034,377	13,034,377	—	—
Short-term investments	36,970,506	36,970,506	—	—
Total investments in securities	$1,610,362,601	$1,547,798,025	$62,564,576	—

Financial Industries Trust
Common stocks
Financials	$125,232,108	$112,676,206	$12,555,902	—
Information technology	4,233,104	4,233,104	—	—
Preferred securities	1,455,452	—	1,455,452	—
Corporate bonds	2,661,793	—	2,661,793	—
Warrants	487,566	487,566	—	—
Short-term investments	5,763,000	—	5,763,000	—
Total investments in securities	$139,833,023	$117,396,876	$22,436,147	—

Fundamental All Cap Core Trust
Common stocks
Consumer discretionary	$357,406,217	$357,406,217	—	—
Consumer staples	115,968,666	80,729,824	$35,238,842	—
Energy	58,733,006	58,733,006	—	—
Financials	398,105,731	398,105,731	—	—
Health care	80,463,798	80,463,798	—	—
Industrials	129,043,744	129,043,744	—	—
Information technology	250,770,151	250,770,151	—	—
Materials	34,467,822	34,467,822	—	—
Short-term investments	52,288,000	—	52,288,000	—
Total investments in securities	$1,477,247,135	$1,389,720,293	$87,526,842	—

Fundamental Large Cap Value Trust
Common stocks
Consumer discretionary	$193,729,367	$193,729,367	—	—
Consumer staples	140,678,976	92,848,560	$47,830,416	—
Energy	158,607,105	158,607,105	—	—
Financials	434,263,770	434,263,770	—	—
Health care	103,887,162	103,887,162	—	—
Industrials	139,736,159	139,736,159	—	—
Information technology	198,059,543	174,173,708	23,885,835	—
Materials	41,962,988	41,962,988	—	—
Short-term investments	35,428,000	—	35,428,000	—
Total investments in securities	$1,446,353,070	$1,339,208,819	$107,144,251	—

Global Trust
Common stocks
Brazil	$3,094,232	$3,094,232	—	—
China	8,121,307	2,872,162	$5,249,145	—
Denmark	1,999,987	—	1,999,987	—
France	40,601,178	—	40,601,178	—
Germany	29,632,121	—	29,632,121	—
Hong Kong	8,260,202	—	8,260,202	—
India	4,075,877	—	4,075,877	—
Ireland	12,068,113	4,779,292	7,288,821	—
Israel	12,732,803	12,732,803	—	—

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 6-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Trust (continued)
Italy	$10,215,881	—	$10,215,881	—
Japan	21,712,537	—	21,712,537	—
Netherlands	34,655,990	—	34,655,990	—
Portugal	6,343,701	—	6,343,701	—
Russia	5,461,899	$5,461,899	—	—
Singapore	11,699,804	—	11,699,804	—
South Korea	37,862,644	6,761,754	31,100,890	—
Spain	6,596,653	—	6,596,653	—
Sweden	11,205,375	—	11,205,375	—
Switzerland	22,791,387	—	22,791,387	—
Thailand	1,334,112	—	1,334,112	—
Turkey	5,876,313	5,876,313	—	—
United Kingdom	62,234,225	6,554,611	55,679,614	—
United States	181,676,530	181,676,530	—	—
Securities lending collateral	10,645,077	10,645,077	—	—
Short-term investments	4,000,000	—	4,000,000	—
Total investments in securities	$554,897,948	$240,454,673	$314,443,275	—

Health Sciences Trust
Common stocks
Consumer discretionary	$521,896	—	—	$521,896
Consumer staples	6,992,488	$6,744,904	$247,584	—
Health care	275,478,748	270,071,937	4,912,331	494,480
Industrials	725,495	725,495	—	—
Information technology	1,902,036	1,902,036	—	—
Preferred securities
Consumer discretionary	368,498	—	—	368,498
Health care	1,066,058	926,152	—	139,906
Information technology	129,605	—	—	129,605
Convertible bonds	385,165	—	385,165	—
Rights	4,375	4,375	—	—
Warrants	1	—	1	—
Short-term investments	6,505,331	6,505,331	—	—
Total investments in securities	$294,079,696	$286,880,230	$5,545,081	$1,654,385
Other financial instruments:
Written options	($87,767)	($87,767)	—	—

International Core Trust
Common stocks
Australia	$25,661,131	—	$25,661,131	—
Austria	3,515,324	—	3,515,324	—
Belgium	5,723,020	—	5,723,020	—
Canada	19,576,172	$19,576,172	—	—
China	1,059,047	—	1,059,047	—
Denmark	3,172,079	—	3,172,079	—
Faroe Islands	686,899	—	686,899	—
Finland	6,177,535	—	6,177,535	—
France	58,076,561	—	58,076,561	—
Germany	57,148,400	—	57,148,400	—
Hong Kong	21,064,912	—	21,039,581	$25,331
Ireland	709,755	591,824	117,931	—
Isle of Man	247,877	—	247,877	—
Israel	7,748,987	3,281,551	4,467,436	—
Italy	15,834,352	—	15,834,352	—
Japan	145,901,593	—	145,901,593	—
Luxembourg	210,217	—	210,217	—
Malta	127,429	—	—	127,429
Netherlands	16,043,633	—	16,043,633	—
New Zealand	1,077,318	—	1,077,318	—
Norway	8,747,623	—	8,747,623	—
Portugal	740,962	—	740,962	—
Singapore	1,377,260	—	1,377,260	—
Spain	14,030,834	—	14,030,834	—

113

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 6-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Core Trust (continued)
Sweden	$10,295,730	—	$10,295,730	—
Switzerland	28,182,661	—	28,182,661	—
United Kingdom	85,767,551	$621,504	85,146,047	—
Preferred securities	2,854,283	—	2,854,283	—
Rights	49,098	—	49,098	—
Securities lending collateral	7,771,657	7,771,657	—	—
Short-term investments	13,350,002	3,452,822	9,897,180	—
Total investments in securities	$562,929,902	$35,295,530	$527,481,612	$152,760
Other financial instruments:
Futures	$128,173	$193,419	($65,246)	—

International Equity Index Trust B
Common stocks
Australia	$29,705,570	—	$29,705,570	—
Austria	657,155	—	657,155	—
Belgium	6,081,114	—	6,081,114	—
Brazil	6,134,065	$6,134,065	—	—
Canada	38,963,474	38,963,474	—	—
Chile	1,551,027	1,456,587	94,440	—
China	27,077,636	6,363,409	20,707,138	$7,089
Colombia	616,409	616,409	—	—
Czech Republic	245,278	—	245,278	—
Denmark	7,814,270	—	7,814,270	—
Egypt	222,848	—	222,848	—
Finland	3,992,638	—	3,992,638	—
France	37,618,736	—	37,618,736	—
Germany	32,856,461	—	32,856,461	—
Greece	515,952	—	515,952	—
Hong Kong	18,690,833	80,323	18,598,630	11,880
Hungary	387,183	—	387,183	—
India	10,487,332	2,936,426	7,550,906	—
Indonesia	3,376,502	11,001	3,365,501	—
Ireland	5,128,379	322,112	4,806,267	—
Israel	3,060,951	695,513	2,365,438	—
Italy	7,075,341	—	7,075,341	—
Japan	93,172,896	—	93,172,896	—
Jersey, Channel Islands	394,446	—	394,446	—
Jordan	158,728	—	158,728	—
Luxembourg	995,947	—	995,947	—
Macau	436,377	—	436,377	—
Malaysia	3,872,390	—	3,872,390	—
Malta	150,506	—	134,216	16,290
Mexico	5,315,905	5,150,655	165,250	—
Netherlands	17,425,996	773,137	16,652,859	—
New Zealand	713,284	—	713,284	—
Norway	2,663,816	—	2,663,816	—
Peru	483,695	483,695	—	—
Philippines	1,962,301	—	1,962,301	—
Poland	1,487,865	—	1,487,865	—
Portugal	585,699	—	585,699	—
Romania	87,656	—	87,656	—
Russia	4,635,199	3,256,235	1,378,964	—
Singapore	5,708,498	—	5,708,498	—
South Africa	8,900,025	—	8,898,924	1,101
South Korea	17,613,289	229,266	17,384,023	—
Spain	11,609,833	75,965	11,533,868	—
Sweden	10,854,475	—	10,854,475	—
Switzerland	38,547,509	—	38,547,509	—
Taiwan	13,148,540	—	13,148,540	—
Thailand	2,669,758	—	2,669,758	—
Turkey	1,683,455	—	1,683,455	—

114

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 6-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Equity Index Trust B (continued)
United Kingdom	$68,669,226	$5,706	$68,663,520	—
United States	514,646	215,748	298,898	—
Preferred securities	6,208,803	3,242,176	2,966,627	—
Rights	31,394	5,028	26,366	—
Warrants	9,610	2,410	7,200	—
Securities lending collateral	4,778,350	4,778,350	—	—
Short-term investments	848,411	848,411	—	—
Total investments in securities	$568,597,682	$76,646,101	$491,915,221	$36,360
Other financial instruments:
Futures	$181,788	$98,919	$82,869	—

International Growth Stock Trust
Common stocks
Australia	$16,553,968	—	$16,553,968	—
Brazil	8,370,081	$8,370,081	—	—
Canada	32,149,912	32,149,912	—	—
China	6,551,335	6,551,335	—	—
Denmark	11,339,672	—	11,339,672	—
France	13,671,563	—	13,671,563	—
Germany	34,482,266	—	34,482,266	—
Hong Kong	13,151,955	—	13,151,955	—
Israel	10,161,177	10,161,177	—	—
Japan	31,579,220	—	31,579,220	—
Mexico	10,613,142	10,613,142	—	—
Netherlands	5,976,060	—	5,976,060	—
Singapore	14,159,918	9,118,564	5,041,354	—
South Korea	2,919,103	—	2,919,103	—
Spain	5,289,320	—	5,289,320	—
Sweden	18,331,462	—	18,331,462	—
Switzerland	28,947,918	—	28,947,918	—
Taiwan	9,509,909	—	9,509,909	—
Thailand	5,719,281	—	5,719,281	—
Turkey	4,398,723	—	4,398,723	—
United Kingdom	85,749,639	—	85,749,639	—
Short-term investments	24,945,142	24,945,142	—	—
Total investments in securities	$394,570,766	$101,909,353	$292,661,413	—

International Small Company Trust
Common stocks
Australia	$7,457,198	$121,728	$7,267,337	$68,133
Austria	1,291,982	—	1,291,982	—
Belgium	1,903,175	—	1,903,158	17
Bermuda	229,398	—	229,398	—
Cambodia	69,444	—	69,444	—
Canada	8,885,791	8,874,830	10,670	291
China	44,690	22,640	22,050	—
Denmark	2,476,036	—	2,476,036	—
Faroe Islands	82,250	—	82,250	—
Finland	2,928,164	—	2,928,164	—
France	5,072,242	—	5,072,242	—
Gabon	2,943	—	2,943	—
Germany	6,730,027	—	6,730,027	—
Gibraltar	33,463	—	33,463	—
Greece	150	—	—	150
Guernsey, Channel Islands	3,210	—	3,210	—
Hong Kong	3,310,231	—	3,292,140	18,091
India	14,926	—	14,926	—
Ireland	784,452	—	784,452	—
Isle of Man	219,805	—	219,805	—
Israel	622,205	5,420	616,785	—
Italy	3,997,915	—	3,997,915	—
Japan	24,796,086	—	24,796,086	—

115

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 6-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Small Company Trust (continued)
Jersey, Channel Islands	$240,930	—	$240,930	—
Liechtenstein	57,233	—	57,233	—
Luxembourg	514,804	—	514,804	—
Macau	7,991	—	7,991	—
Malta	100,099	—	100,099	—
Monaco	54,029	$54,029	—	—
Mongolia	4,073	—	4,073	—
Netherlands	1,939,920	—	1,939,920	—
New Zealand	1,599,038	—	1,599,038	—
Norway	773,112	—	773,112	—
Peru	39,963	—	39,963	—
Portugal	341,765	—	341,765	—
Russia	24,117	—	24,117	—
Singapore	1,167,062	—	1,167,062	—
South Africa	62,518	—	62,518	—
Spain	2,417,556	—	2,417,556	—
Sweden	3,547,935	—	3,547,935	—
Switzerland	5,634,653	29,105	5,605,548	—
United Arab Emirates	31,590	—	31,590	—
United Kingdom	15,828,312	142,856	15,647,093	$38,363
United States	176,101	61,321	114,780	—
Preferred securities	325,861	—	325,861	—
Rights	46,950	6,197	40,753	—
Warrants	2,299	2,279	20	—
Securities lending collateral	1,218,036	1,218,036	—	—
Short-term investments	97,902	97,902	—	—
Total investments in securities	$107,209,632	$10,636,343	$96,448,244	$125,045

International Value Trust
Common stocks
Australia	$15,622,650	—	$15,622,650	—
Belgium	5,283,171	—	5,283,171	—
Canada	74,810,373	$74,810,373	—	—
China	52,987,264	17,759,491	35,227,773	—
France	66,028,549	—	66,028,549	—
Germany	47,640,307	—	47,640,307	—
Hong Kong	31,431,746	—	31,431,746	—
India	10,555,637	—	10,555,637	—
Israel	14,653,297	14,653,297	—	—
Italy	16,810,111	—	16,810,111	—
Japan	39,860,661	—	39,860,661	—
Luxembourg	7,060,291	—	7,060,291	—
Mexico	5,339,333	5,339,333	—	—
Netherlands	52,678,031	—	52,678,031	—
Norway	4,273,643	—	4,273,643	—
Singapore	8,326,019	—	8,326,019	—
South Africa	2,834,408	—	2,834,408	—
South Korea	110,909,105	20,871,454	90,037,651	—
Spain	3,730,381	—	3,730,381	—
Sweden	5,409,294	—	5,409,294	—
Switzerland	55,095,485	—	55,095,485	—
Taiwan	8,053,380	—	8,053,380	—
Thailand	9,065,626	—	9,065,626	—
United Kingdom	102,360,813	—	102,360,813	—
United States	32,425,366	32,425,366	—	—
Securities lending collateral	50,268,213	50,268,213	—	—
Short-term investments	3,000,000	—	3,000,000	—
Total investments in securities	$836,513,154	$216,127,527	$620,385,627	—

116

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 6-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Cap Stock Trust
Common stocks
Consumer discretionary	$143,391,513	$132,491,125	$9,344,851	$1,555,537
Consumer staples	40,037,651	40,037,651	—	—
Energy	26,817,123	26,817,123	—	—
Financials	36,694,498	35,781,099	—	913,399
Health care	138,808,161	125,534,457	13,273,704	—
Industrials	67,004,616	67,004,616	—	—
Information technology	160,884,061	160,884,061	—	—
Materials	7,169,590	7,169,590	—	—
Preferred securities	70,783,964	—	—	70,783,964
Corporate bonds	396,255	—	—	396,255
Securities lending collateral	97,051,427	97,051,427	—	—
Short-term investments	5,900,000	—	5,900,000	—
Total investments in securities	$794,938,859	$692,771,149	$28,518,555	$73,649,155

Mid Value Trust
Common stocks
Consumer discretionary	$88,397,677	$81,091,523	$7,306,154	—
Consumer staples	60,080,253	53,153,541	6,926,712	—
Energy	87,413,164	87,413,164	—	—
Financials	217,245,062	213,590,120	3,654,942	—
Health care	64,094,022	64,094,022	—	—
Industrials	66,177,286	64,278,531	1,898,755	—
Information technology	19,876,156	19,876,156	—	—
Materials	79,076,706	79,076,706	—	—
Telecommunication services	4,859,376	4,859,376	—	—
Utilities	30,895,683	30,895,683	—	—
Securities lending collateral	26,808,384	26,808,384	—	—
Short-term investments	58,448,607	58,448,607	—	—
Total investments in securities	$803,372,376	$783,585,813	$19,786,563	—

Mutual Shares Trust
Common stocks
Consumer discretionary	$43,205,764	$36,793,624	$6,412,140	—
Consumer staples	62,561,747	45,150,137	17,411,610	—
Energy	39,433,195	25,795,311	13,175,625	$462,259
Financials	110,583,011	108,014,771	2,568,240	—
Health care	68,512,568	68,512,568	—	—
Industrials	20,753,649	13,906,365	6,847,284	—
Information technology	70,177,377	61,251,463	8,925,914	—
Materials	19,610,268	13,723,675	5,886,593	—
Telecommunication services	9,993,074	—	9,993,074	—
Utilities	2,363,833	2,363,833	—	—
Corporate bonds	11,375,421	—	11,375,421	—
Term loans	16,669,682	—	16,669,682	—
Municipal bonds	1,752,908	—	1,752,908	—
Securities lending collateral	4,759,753	4,759,753	—	—
Short-term investments	34,985,995	—	34,985,995	—
Total investments in securities	$516,738,245	$380,271,500	$136,004,486	$462,259
Other financial instruments:
Forward foreign currency contracts	$2,735,612	—	$2,735,612	—

117

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 6-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Real Estate Securities Trust
Common stocks
Diversified REITs	$33,537,406	$33,525,763	—	$11,643
Health care REITs	48,639,680	48,639,680	—	—
Hotel and resort REITs	15,352,694	15,352,694	—	—
Industrial REITs	35,828,878	35,828,878	—	—
Office REITs	48,727,450	48,727,450	—	—
Residential REITs	64,085,621	64,085,621	—	—
Retail REITs	111,640,891	111,640,891	—	—
Specialized REITs	79,126,131	79,126,131	—	—
Short-term investments	5,982,000	—	$5,982,000	—
Total investments in securities	$442,920,751	$436,927,108	$5,982,000	$11,643

Science & Technology Trust
Common stocks
Consumer discretionary	$95,985,541	$95,926,300	—	$59,241
Financials	3,390,650	3,390,650	—	—
Health care	12,267,115	12,267,115	—	—
Industrials	1,740,258	1,740,258	—	—
Information technology	315,676,848	290,730,575	$24,867,547	78,726
Telecommunication services	9,715,035	2,487,686	7,227,349	—
Preferred securities	3,144,959	—	—	3,144,959
Corporate bonds	2,487,750	—	2,487,750	—
Securities lending collateral	30,958,263	30,958,263	—	—
Short-term investments	34,235,748	16,552,748	17,683,000	—
Total investments in securities	$509,602,167	$454,053,595	$52,265,646	$3,282,926

Small Cap Growth Trust
Common stocks
Consumer discretionary	$48,139,580	$48,139,580	—	—
Consumer staples	5,603,968	3,415,510	$2,188,458	—
Energy	8,498,914	8,498,914	—	—
Financials	37,037,541	37,037,541	—	—
Health care	75,681,950	75,681,950	—	—
Industrials	54,405,045	54,405,045	—	—
Information technology	118,441,873	117,077,773	—	$1,364,100
Materials	13,932,969	13,932,969	—	—
Telecommunication services	3,117,245	3,117,245	—	—
Preferred securities	12,711,102	—	—	12,711,102
Exchange-traded funds	845,578	845,578	—	—
Securities lending collateral	56,343,307	56,343,307	—	—
Short-term investments	1,000,000	—	1,000,000	—
Total investments in securities	$435,759,072	$418,495,412	$3,188,458	$14,075,202

Small Cap Index Trust
Common stocks
Consumer discretionary	$54,038,826	$54,038,826	—	—
Consumer staples	12,511,493	12,511,493	—	—
Energy	12,190,231	12,190,231	—	—
Financials	103,142,514	103,118,072	—	$24,442
Health care	54,482,393	54,387,194	—	95,199
Industrials	55,351,679	55,351,679	—	—
Information technology	69,008,041	69,008,041	—	—
Materials	18,186,368	18,186,368	—	—
Telecommunication services	3,800,480	3,764,920	—	35,560
Utilities	17,106,393	17,106,393	—	—
Warrants	247	—	$247	—
Securities lending collateral	35,810,349	35,810,349	—	—
Short-term investments	18,500,000	—	18,500,000	—
Total investments in securities	$454,129,014	$435,473,566	$18,500,247	$155,201
Other financial instruments:
Futures	($384,669)	($384,669)	—	—

118

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 6-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Opportunities Trust
Common stocks
Consumer discretionary	$28,881,729	$28,881,729	—	—
Consumer staples	7,045,666	7,045,666	—	—
Energy	14,384,852	14,384,852	—	—
Financials	49,711,282	49,711,281	—	$1
Health care	17,584,024	17,578,465	—	5,559
Industrials	36,559,399	36,559,399	—	—
Information technology	32,684,490	32,684,490	—	—
Materials	12,758,653	12,758,653	—	—
Telecommunication services	2,932,319	2,912,186	—	20,133
Utilities	2,423,896	2,423,896	—	—
Securities lending collateral	8,445,163	8,445,163	—	—
Short-term investments	2,149,428	2,149,428	—	—
Total investments in securities	$215,560,901	$215,535,208	—	$25,693

Small Cap Value Trust
Common stocks
Consumer discretionary	$40,307,023	$40,307,023	—	—
Consumer staples	23,809,124	5,335,153	$18,473,971	—
Energy	33,638,632	33,638,632	—	—
Financials	155,377,473	155,377,473	—	—
Health care	47,428,949	47,428,949	—	—
Industrials	216,943,884	209,167,968	7,775,916	—
Information technology	58,824,832	58,824,832	—	—
Materials	33,560,790	33,560,790	—	—
Utilities	23,580,043	23,580,043	—	—
Securities lending collateral	26,699,322	26,699,322	—	—
Short-term investments	18,900,000	—	18,900,000	—
Total investments in securities	$679,070,072	$633,920,185	$45,149,887	—

Strategic Equity Allocation Trust
Common stocks
Consumer discretionary	$1,132,684,267	$785,121,154	$347,563,113	—
Consumer staples	992,926,884	608,638,560	384,288,324	—
Energy	584,312,307	431,517,890	152,794,417	—
Financials	1,772,608,025	1,114,345,954	658,147,543	$114,528
Health care	1,272,293,931	913,522,250	358,687,920	83,761
Industrials	1,058,255,857	668,559,705	389,696,152	—
Information technology	1,390,518,927	1,243,317,824	147,201,103	—
Materials	417,905,781	217,317,775	200,588,006	—
Telecommunication services	312,093,350	160,852,492	151,199,195	41,663
Utilities	363,618,797	248,262,913	115,355,884	—
Preferred securities	14,941,426	—	14,941,426	—
Rights	110,056	34,863	75,193	—
Securities lending collateral	132,976,190	132,976,190	—	—
Short-term investments	251,630,000	—	251,630,000	—
Total investments in securities	$9,696,875,798	$6,524,467,570	$3,172,168,276	$239,952
Other financial instruments:
Futures	($2,020,159)	($2,020,159)	—	—

Total Stock Market Index Trust
Common stocks
Consumer discretionary	$76,364,686	$76,361,249	$3,408	$29
Consumer staples	58,511,899	58,510,930	—	969
Energy	43,443,158	43,442,911	247	—
Financials	98,555,493	98,555,486	—	7
Health care	76,111,202	76,100,389	—	10,813
Industrials	57,863,960	57,863,519	441	—
Information technology	107,712,785	107,712,785	—	—
Materials	17,977,034	17,977,034	—	—

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	Total Value at 6-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Stock Market Index Trust (continued)
Telecommunication services	$15,124,080	$15,118,990	—	$5,090
Utilities	19,838,908	19,838,908	—	—
Convertible bonds	751	—	$751	—
Warrants	212	99	113	—
Securities lending collateral	9,987,271	9,987,271	—	—
Short-term investments	10,520,000	—	10,520,000	—
Total investments in securities	$592,011,439	$581,469,571	$10,524,960	$16,908
Other financial instruments:
Futures	($61,215)	($61,215)	—	—

Utilities Trust
Common stocks
Consumer discretionary	$23,176,333	$21,209,027	$1,967,306	—
Energy	50,018,108	50,018,108	—	—
Financials	5,941,917	5,941,917	—	—
Industrials	1,118,732	1,118,732	—	—
Telecommunication services	36,629,187	9,951,677	26,677,510	—
Utilities	198,357,036	150,812,598	47,544,438	—
Preferred securities	34,825,483	34,825,483	—	—
Other	1,068,226	—	1,068,226	—
Securities lending collateral	10,765,890	10,765,890	—	—
Short-term investments	9,805,000	—	9,805,000	—
Total investments in securities	$371,705,912	$284,643,432	$87,062,480	—
Other financial instruments:
Forward foreign currency contracts	$1,250,679	—	$1,250,679	—

Value Trust
Common stocks
Consumer discretionary	$59,660,919	$59,660,919	—	—
Consumer staples	15,969,831	15,969,831	—	—
Energy	40,039,549	34,290,467	$5,749,082	—
Financials	123,277,113	123,277,113	—	—
Health care	44,635,059	44,635,059	—	—
Industrials	85,547,905	85,547,905	—	—
Information technology	64,147,701	64,147,701	—	—
Materials	39,574,314	39,574,314	—	—
Telecommunication services	14,083,133	14,083,133	—	—
Utilities	18,834,759	18,834,759	—	—
Short-term investments	20,751,359	20,751,359	—	—
Total investments in securities	$526,521,642	$520,772,560	$5,749,082	—

For the following portfolios, securities at the beginning of the year were transferred from Level 2 to 1 during the period since quoted prices in active markets for identical securities became available:

Portfolio	Approximate Market Values Transferred
Emerging Markets Value Trust	$38,076,589
Financial Industries Trust	2,974,140
International Equity Index B Trust	9,091,384
International Growth Stock Trust	7,141,725
Utilities Trust	5,303,971

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

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Alpha Opportunities Trust
	Common Stock	Preferred Securities	Corporate Bonds	Total
Balance as of 12-31-15	$299,887	$14,605,895	48,473	$14,954,255
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	38,653	(512,382)	—	(473,729)
Purchases	—	—	—	—
Sales	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of 6-30-16	$338,540	$14,093,513	$48,473	$14,480,526
Change in unrealized at period end*	$38,653	($512,382)	—	($473,729)

Equity Income Trust
Common Stock
Balance as of 12-31-15	$19,823,329
Realized gain (loss)	3,015,896
Change in unrealized appreciation (depreciation)	(5,357,475)
Purchases	—
Sales	(17,481,750)
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 6-30-16	—
Change in unrealized at period end*	($5,357,475)

Mid Cap Stock Trust
	Common Stock	Preferred Securities	Corporate Bonds	Total
Balance as of 12-31-15	$2,195,084	$76,380,398	$396,255	$78,971,737
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	273,852	(5,596,434)	—	(5,322,582)
Purchases	—	—	—	—
Sales	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of 6-30-16	$2,468,936	$70,783,964	$396,255	$73,649,155
Change in unrealized at period end*	$273,852	(5,596,434)	—	($5,322,582)

Science & Technology Trust
	Consumer Discretionary	Information Technology	Total
Balance as of 12-31-15	$661,985	$10,418,708	$11,080,693
Realized gain (loss)	—	1,015,149	1,015,149
Change in unrealized appreciation (depreciation)	(99,316)	(2,403,725)	(2,503,041)
Purchases	—	—	—
Sales	—	(6,309,875)	(6,309,875)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 6-30-16	$562,669	$2,720,257	$3,282,926
Change in unrealized at period end*	($99,316)	($543,406)	($642,722)

Small Cap Growth Trust
	Common Stock	Preferred Securities	Total
Balance as of 12-31-15	$1,046,758	$13,682,171	$14,728,929
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	317,342	(971,069)	(653,727)
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 6-30-16	$1,364,100	$12,711,102	$14,075,202
Change in unrealized at period end*	$317,342	($971,069)	($653,727)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Statements of operations.

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The valuation techniques and significant unobservable inputs used in the fair value measurement of the portfolios’ Level 3 securities are outlined in the table below:

Alpha Opportunities Trust	Fair Value at 6-30-16	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$128,191	Market Approach	Prior/recent transactions	$50.19

	$210,349	Market Approach	EV to revenue multiple	3.60x – 3.82x (weighted average 3.78x)
			Discount	10% – 17.5% (weighted average 11.4%)
	$338,540

Preferred Securities	$4,359,261	Market Approach	EV to revenue multiple	1.21x – 7.07x (weighted average 4.75x)
			Discount	10% – 25% (weighted average 15.8%)

	$1,032,400	Market Approach	EV to revenue multiple	1.21x – 4.35x (weighted average 2.89x)
			Discount	17.5%
			Allocated using OPM — Volatility	40% – 50% (weighted average 44.9%)

	$472,844	Market Approach	EV to gross profit multiple	6.02x
			Discount	10%

	$8,074,335	Market Approach	Prior/recent transactions	$48.77 – $50.19 (weighted average $48.97)

	$154,673	Market Approach	Probability weighted expected future price	$2.76
			Discount	32%
	$14,093,513

Corporate Bonds	$48,473	Market Approach	Prior/recent transactions	$100
Total	$14,480,526

Mid Cap Stock Trust	Fair Value at 6-30-16	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$913,399	Market Approach	Prior/recent transactions	$50.19

	$1,555,537	Market Approach	EV to revenue multiple	3.60x – 3.82x (weighted average 3.78x)
			Discount	10% – 17.5% (weighted average 11.4%)
	$2,468,936

Preferred Securities	$7,425,951	Market Approach	EV to revenue multiple	1.21x – 4.35x (weighted average 2.89x)
			Discount	17.5%
			Allocated using OPM — Volatility	40% – 50% (weighted average 43%)

	$21,876,314	Market Approach	EV to revenue multiple	1.21x – 6.85x (weighted average 4.28x)
			Discount	10% – 25% (weighted average 14.7%)

	$1,110,567	Market Approach	Probability weighted expected future price	$2.76
			Discount	32%

	$3,408,888	Market Approach	EV to gross profit multiple	6.02x
			Discount	10%

	$36,614,146	Market Approach	Prior/recent transactions	$48.77 – $50.19 (weighted average $49.09)

	$348,098	Market Approach	Expected future value	$1.28
			Discount	10.3%
	$70,783,964

Corporate Bonds	$396,255	Market Approach	Prior/recent transactions	$100
Total	$73,649,155

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Science & Technology Trust	Fair Value at 6-30-16	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$78,726	Market Approach	EV to revenue multiple	5.95x
			Discount	10%
	$59,241	Market Approach	Prior/recent transactions Discount	$142.24 15%
	$137,967
Preferred Securities	$1,475,031	Market Approach	EV to revenue multiple	$5.95 – $7.07 (weighted average $6.28)
			Discount	10%

	$1,166,500	Market Approach	Prior/recent transactions	$38.23 – $93.09 (weighted average $75.99)

	$503,428	Market Approach	Prior/recent transactions	$142.24
			Discount	15%
	$3,144,959
Total	$3,282,926

Small Cap Growth Trust	Fair Value at 6-30-16	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$1,364,100	Market Approach	Estimated liquidation value	$2.88

Preferred Securities	$7,913,472	Market Approach	EV to revenue multiple	2.74x – 7.07x (weighted average 5.35x)
			Discount	10% – 17.5% (weighted average 10.2%)

	$1,563,380	Market Approach	EV to revenue multiple	1.21x
			Discount	17.5%
			Allocated using OPM — Volatility	50%
	$2,554,307	Market Approach	Estimated liquidation value	$3.96

	$679,943	Market Approach	Probability weighted expected future price	$4.19 – $5.45 (weighted average $4.87)
			Discount	32%
	$12,711,102
Total	$14,075,202

A change to unobservable inputs of a portfolio’s Level 3 securities may result in changes to the fair value measurement, as follows:

Significant Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Allocated using Options Pricing Method (OPM)—Volatility	Variable	Variable
Discount	Decrease	Increase
Enterprise value (“EV”) to gross profit multiple	Increase	Decrease
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Estimated liquidation value	Increase	Decrease
Prior/recent transactions	Increase	Decrease
Probability weighted expected future price	Increase	Decrease

Repurchase agreements.  The portfolios may enter into repurchase agreements. When a portfolio enters into a repurchase agreement, it receives collateral that is held in a segregated account by the portfolio’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolio. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a portfolio for repurchase agreements is disclosed in the portfolio of investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans).  The portfolios may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risk associated with extended settlement, and the risks of being a

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lender. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A portfolio’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolio’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolio’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolio and, if the portfolio’s exposure to such investments is substantial, could impair the portfolio’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolio may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Security transactions and related investment income.  Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Distributions received on securities that represent a tax return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on a portfolio’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts.  The portfolios may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the portfolios will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Securities lending.  The portfolios may lend their securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios will invest their collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the SEC as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The portfolios will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the respective portfolio for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, a portfolio could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolios may receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of common stocks loaned by portfolios and the corresponding cash collateral received at June 30, 2016:

Portfolio	Market Value of Securities on Loan	Cash Collateral Received
500 Index B Trust	$23,985,900	$24,178,960
All Cap Core Trust	21,894,201	22,049,025
Alpha Opportunities Trust	24,347,559	24,460,389
Blue Chip Growth Trust	24,160,020	24,465,350
Capital Appreciation Trust	20,003,726	19,985,325
Emerging Markets Value Trust	14,071,327	14,583,774
Equity Income Trust	12,690,547	13,034,475
Global Trust	9,974,996	10,633,347
International Core Trust	7,038,860	7,749,004
International Equity Index B Trust	4,615,919	4,772,133
International Small Company Trust	1,141,820	1,219,769
International Value Trust	47,796,650	50,237,345
Mid Cap Index Trust	36,574,056	36,944,822
Mid Cap Stock Trust	96,816,526	97,047,927
Mid Value Trust	26,656,880	26,801,714
Mutual Shares Trust	4,710,366	4,758,500
Science & Technology Trust	30,911,563	30,959,999
Small Cap Growth Trust	56,017,732	56,343,807

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Portfolio	Market Value of Securities on Loan	Cash Collateral Received
Small Cap Index Trust	$35,103,536	$35,769,155
Small Cap Opportunities Trust	8,275,604	8,445,731
Small Cap Value Trust	25,991,118	26,694,508
Small Company Growth Trust	3,549,015	3,637,200
Small Company Value Trust	8,147,099	8,355,525
Strategic Equity Allocation Trust	130,537,463	133,024,304
Total Stock Market Index Trust	9,821,393	9,988,701
U.S. Equity Trust	1,373,710	1,392,750
Utilities Trust	10,544,934	10,779,322

Foreign currency translation.  Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Portfolios investing in a single country or in a limited geographic region tend to be riskier than portfolios that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes.  The portfolios may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the portfolios invest. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit.  The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2016, the portfolios and other affiliated funds, excluding International Equity Index Trust B and Real Estate Securities Trust, have entered into a syndicated line of credit agreement with Citibank, N.A. (Citibank) as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for certain funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio based on a combination of straight-line and asset based allocations and is reflected in Other expenses on the Statements of operations. Prior to June 30, 2016, the portfolios had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. For the six months ended June 30, 2016, the portfolios had no borrowings under either line of credit.

Commitment fees for the six months ended June 30, 2016 were as follows:

Portfolio	Commitment Fee
500 Index Trust B	$2,444
All Cap Core Trust	778
Alpha Opportunities Trust	963
American Asset Allocation Trust	1,414
American Global Growth Trust	740
American Growth Trust	1,098
American Growth-Income Trust	1,192
American International Trust	892
American New World Trust	651
Blue Chip Growth Trust	1,492
Capital Appreciation Trust	1,110
Capital Appreciation Value Trust	803
Core Strategy Trust	2,515
Emerging Markets Value Trust	971
Equity Income Trust	1,494
Financial Industries Trust	703
Franklin Templeton Founding Allocation Trust	1,169
Fundamental All Cap Core Trust	1,460
Fundamental Large Cap Value Trust	1,434
Global Trust	925
Health Sciences Trust	800
Lifestyle Aggressive PS Series	626
Lifestyle Balanced PS Series	1,119
Lifestyle Conservative PS Series	714
Lifestyle Growth PS Series	$1,633
Lifestyle Moderate PS Series	782
International Core Trust	930
International Equity Index Trust B	28
International Growth Stock Trust	837
International Small Company Trust	671
International Value Trust	1,055
Mid Cap Index Trust	1,053
Mid Cap Stock Trust	1,015
Mid Value Trust	1,011
Mutual Shares Trust	890
Real Estate Securities Trust	27
Science & Technology Trust	878
Small Cap Growth Trust	836
Small Cap Index Trust	837
Small Cap Opportunities Trust	733
Small Cap Value Trust	962
Small Company Growth Trust	675
Small Company Value Trust	773
Strategic Equity Allocation Trust	5,822
Total Stock Market Index Trust	915
U.S. Equity Trust	985
Utilities Trust	803
Value Trust	911

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Expenses.  Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

As of June 30, 2016, certain of the portfolios were due to receive reimbursements from State Street Bank for overbilling of custody out-of-pocket fees from prior years. As a result of the accrued reimbursements, some portfolios reflect negative custodian fees in the current reporting period. Custodian fees incurred by the portfolios for the six months ended June 30, 2016 prior to these reimbursements were as follows:

Fund Name	Amount
500 Index Trust B	$207,443
All Cap Core Trust	18,070
Alpha Opportunities Trust	49,811
American Asset Allocation Trust	5,826
American Global Growth Trust	5,826
American Growth Trust	5,826
American Growth-Income Trust	5,826
American International Trust	5,826
American New World Trust	5,826
Blue Chip Growth Trust	97,928
Capital Appreciation Trust	58,879
Capital Appreciation Value Trust	26,125
Core Strategy Trust	13,854
Emerging Markets Value Trust	202,998
Equity Income Trust	100,239
Financial Industries Trust	12,136
Franklin Templeton Founding Allocation Trust	5,826
Fundamental All Cap Core Trust	102,291
Fundamental Large Cap Value Trust	104,618
Global Trust	95,980
Health Sciences Trust	21,037
International Core Trust	130,490
International Equity Index Trust B	83,122
International Growth Stock Trust	77,076
International Small Company Trust	$94,648
International Value Trust	141,736
Lifestyle Aggressive PS Series	5,826
Lifestyle Balanced PS Series	5,826
Lifestyle Conservative PS Series	5,826
Lifestyle Growth PS Series	5,826
Lifestyle Moderate PS Series	5,826
Mid Cap Index Trust	49,711
Mid Cap Stock Trust	48,828
Mid Value Trust	47,717
Mutual Shares Trust	38,984
Real Estate Securities Trust	24,465
Science & Technology Trust	39,027
Small Cap Growth Trust	24,681
Small Cap Index Trust	24,683
Small Cap Opportunities Trust	19,356
Small Cap Value Trust	41,433
Small Company Growth Trust	6,951
Small Company Value Trust	17,840
Strategic Equity Allocation Trust	932,586
Total Stock Market Index Trust	33,649
US Equity Trust	40,774
Utilities Trust	32,469
Value Trust	33,429

Class allocations.  Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class.

Federal income taxes.  The portfolios intend to continue to qualify as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of December 31, 2015, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. Availability of a certain amount of the loss carryforwards, which were acquired in mergers, may be limited in a given year. The following table details the capital loss carryforwards available as of December 31, 2015:

				NO EXPIRATION DATE
PORTFOLIO	2016	2017	2018	SHORT TERM	LONG TERM
All Cap Core Trust	—	$194,851,274	—	—	—
American International Trust	—	3,108,508	$6,927,959	—	$16,201,918
Emerging Markets Value Trust	—	—	—	$105,181	34,458,710
Financial Industries Trust	—	—	—	—	982,890
Franklin Templeton Founding Allocation Trust	—	30,016,725	43,590,851	—	—
Fundamental Large Cap Value Trust	—	144,943,536	—	—	—
Global Trust	$102,743,366	8,409,554	12,321,700	—	—
International Core Trust	—	28,167,352	20,744,500	6,553,623	24,259,501
International Equity Index Trust B	—	623,557	1,514,111	620,077	975,019
International Growth Stock Trust	143,999,317	—	—	—	—
International Small Company Trust	179,802,386	157,081,665	6,569,935	—	—
International Value Trust	81,377,718	268,676,893	—	3,998,350	12,409,585
Real Estate Securities Trust	260,505,064	189,638,704	—	—	—

As of December 31, 2015, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

126

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The costs of investments owned on June 30, 2016, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
500 Index Trust B	$2,378,082,253	$1,484,195,233	($71,148,234)	$1,413,046,999
All Cap Core Trust	306,830,332	18,177,154	(10,221,477)	7,955,677
Alpha Opportunities Trust	621,589,264	59,986,824	(28,369,349)	31,617,475
American Asset Allocation Trust	1,107,754,351	402,715,610	—	402,715,610
American Global Growth Trust	240,952,301	—	(25,247,568)	(25,247,568)
American Growth Trust	807,866,334	57,667,805	—	57,667,805
American Growth-Income Trust	998,131,633	54,873,035	—	54,873,035
American International Trust	561,904,976	—	(60,788,161)	(60,788,161)
American New World Trust	90,125,819	—	(15,656,171)	(15,656,171)
Blue Chip Growth Trust	1,090,612,306	518,294,375	(52,634,522)	465,659,853
Capital Appreciation Trust	688,411,508	208,699,359	(22,271,536)	186,427,823
Capital Appreciation Value Trust	337,270,647	37,081,435	(4,121,192)	32,960,243
Core Strategy Trust	3,585,145,338	5,478,444	(1,154,327)	4,324,117
Emerging Markets Value Trust	881,440,020	93,478,551	(222,379,658)	(128,901,107)
Equity Income Trust	1,316,637,433	376,895,875	(83,170,707)	293,725,168
Financial Industries Trust	149,118,318	7,709,814	(16,995,109)	(9,285,295)
Franklin Templeton Founding Allocation Trust	918,378,738	103,065,431	—	103,065,431
Fundamental All Cap Core Trust	1,316,467,244	229,246,432	(68,466,541)	160,779,891
Fundamental Large Cap Value Trust	1,412,808,468	119,860,154	(86,315,552)	33,544,602
Global Trust	598,871,753	57,679,711	(101,653,516)	(43,973,805)
Health Sciences Trust	254,315,626	56,189,967	(16,425,897)	39,764,070
International Core Trust	613,564,946	36,198,430	(86,833,474)	(50,635,044)
International Equity Index Trust B	521,164,429	137,223,361	(89,790,108)	47,433,253
International Growth Stock Trust	364,671,287	55,226,059	(25,326,580)	29,899,479
International Small Company Trust	111,941,390	22,050,291	(26,782,049)	(4,731,758)
International Value Trust	917,765,266	70,691,434	(151,943,546)	(81,252,112)
Lifestyle Aggressive PS Series	21,615,077	97,264	(857,921)	(760,657)
Lifestyle Balanced PS Series	984,231,113	11,767,420	(11,412,169)	355,251
Lifestyle Conservative PS Series	203,655,740	3,526,964	(446,840)	3,080,124
Lifestyle Growth PS Series	1,971,323,123	12,142,874	(38,503,636)	(26,360,762)
Lifestyle Moderate PS Series	327,464,031	4,610,250	(2,645,224)	1,965,026
Mid Cap Index Trust	722,674,917	251,468,261	(50,050,099)	201,418,162
Mid Cap Stock Trust	742,455,234	99,638,786	(47,155,161)	52,483,625
Mid Value Trust	723,044,832	114,211,135	(33,883,591)	80,327,544
Mutual Shares Trust	469,784,933	104,752,894	(57,799,582)	46,953,312
Real Estate Securities Trust	402,634,732	46,405,255	(6,119,236)	40,286,019
Science and Technology Trust	490,900,960	41,873,221	(23,172,014)	18,701,207
Small Cap Growth Trust	424,344,129	37,312,129	(25,897,186)	11,414,943
Small Cap Index Trust	382,355,768	108,091,157	(36,317,911)	71,773,246
Small Cap Opportunities Trust	206,188,966	30,781,247	(21,409,312)	9,371,935
Small Cap Value Trust	576,966,506	146,964,579	(44,861,013)	102,103,566
Small Company Growth Trust	94,117,559	22,821,952	(7,490,113)	15,331,839
Small Company Value Trust	235,582,999	80,015,808	(9,734,415)	70,281,393
Strategic Equity Allocation Trust	7,855,103,561	2,439,847,204	(598,074,967)	1,841,772,237
Total Stock Market Index Trust	366,464,585	255,904,478	(30,357,624)	225,546,854
U.S. Equity Trust	640,505,693	59,018,237	(30,271,635)	28,746,602
Utilities Trust	375,505,731	40,171,233	(43,971,052)	(3,799,819)
Value Trust	504,927,789	69,261,512	(47,667,659)	21,593,853

Distribution of income and gains.  Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, at least annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, net operating losses, derivative transactions, partnerships, contingent payment debt instruments, amortization and accretion on debt securities, expiration of capital loss carry forwards, other loss deferrals, corporate actions, wash sale loss deferrals and investments in passive foreign investment companies.

127

3.  DERIVATIVE INSTRUMENTS Certain portfolios may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts and certain options are typically traded through the OTC market. Certain forwards and options are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolios attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, a portfolio may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to a portfolio is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolio and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolio for OTC transactions is held in a segregated account at the portfolio’s custodian and is noted in the accompanying Portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. A portfolio’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures and certain options are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between a portfolio and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

For financial reporting purposes, the portfolios do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the portfolio and the applicable counterparty.

Futures.  A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects a portfolio to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects a portfolio to unlimited risk of loss.

Upon entering into a futures contract, a portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statements of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the portfolio. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following tables summarize the contracts held at June 30, 2016, and the range of futures contracts notional amounts held by the portfolios during the six months ended June 30, 2016. In addition, the tables detail how the portfolios used futures contracts during the six months ended June 30, 2016:

500 Index Trust B

The portfolio used futures contracts to gain exposure to certain securities and substitute for securities purchased. The portfolio held futures contracts with total notional values ranging from approximately $68.1 million to $107.1 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
500 Index Trust B	S&P 500 Index Futures	185	Long	Sep 2016	$97,007,179	$96,671,750	($335,429)
							($335,429)

All Cap Core Trust

The portfolio used futures contracts as a substitute for securities purchased. The portfolio held futures contracts with total notional values ranging from approximately $3.5 million to $4.8 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
All Cap Core Trust	Russell 2000 Mini Index Futures	3	Long	Sep 2016	$344,024	$344,220	$196
	S&P 500 Index E-Mini Futures	33	Long	Sep 2016	3,412,754	3,448,830	36,076
							$36,272

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DERIVATIVE INSTRUMENTS, CONTINUED

International Core Trust

The portfolio used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. The portfolio held futures contracts with total notional values ranging from approximately $6.7 million to $12.0 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
International Core Trust	Euro Stoxx 50 Futures	83	Long	Sep 2016	$2,601,729	$2,652,757	$51,028
	FTSE 100 Index Futures	16	Long	Sep 2016	1,254,953	1,385,998	131,045
	Hang Seng Index Futures	3	Long	Jul 2016	384,835	407,573	22,738
	SPI 200 Futures	7	Long	Sep 2016	672,162	683,508	11,346
	Topix Index Futures	13	Long	Sep 2016	1,677,415	1,589,431	(87,984)
							$128,173

International Equity Index Trust B

The portfolio used futures contracts to gain exposure to certain securities markets, as a substitute for securities purchased and to maintain diversity and liquidity of the portfolio. The portfolio held futures contracts with total notional values ranging from approximately $12.4 million to $13.7 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
International Equity Index Trust B	MINI MSCI EAFE Index Futures	85	Long	Sep 2016	$6,879,669	$6,864,600	($15,069)
	MINI MSCI Emerging Markets Index Futures	82	Long	Sep 2016	3,308,282	3,422,270	113,988
	MSCI Taiwan Index Futures	66	Long	Jul 2016	2,023,453	2,106,322	82,869
							$181,788

Mid Cap Index Trust

The portfolio used futures contracts to manage against anticipated changes in securities markets, gain exposure to certain securities, as a substitute for securities purchased and to maintain diversity and liquidity of the portfolio. The portfolio held futures contracts with total notional values ranging from approximately $30.2 million to $37.3 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
Mid Cap Index Trust	S&P Mid 400 Index E-Mini Futures	202	Long	Sep 2016	$30,487,287	$30,158,600	($328,687)
							($328,687)

Small Cap Index Trust

The portfolio used futures contracts to gain exposure to certain securities and substitute for securities purchased. The portfolio held futures contracts with total notional values ranging from approximately $6.0 million to $22.6 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
Small Cap Index Trust	Russell 2000 Mini Index Futures	180	Long	Sep 2016	$21,037,869	$20,653,200	($384,669)
							($384,669)

Strategic Equity Allocation Trust

The portfolio used futures contracts to gain exposure to certain securities and substitute for securities purchased. The portfolio held futures contracts with total notional values ranging from approximately $257.5 million to $305.4 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
Strategic Equity Allocation Trust	Mini MSCI EAFE Index Futures	1514	Long	Sep 2016	$123,322,487	$122,270,640	($1,051,847)
	Russell 2000 Mini Index Futures	133	Long	Sep 2016	15,569,974	15,260,420	(309,554)
	S&P 500 Index Futures	253	Long	Sep 2016	133,095,064	132,205,150	(889,914)
	S&P Mid 400 Index E-Mini Futures	239	Long	Sep 2016	35,451,544	35,682,700	231,156
							($2,020,159)

129

DERIVATIVE INSTRUMENTS, CONTINUED

Total Stock Market Index Trust

The portfolio used futures contracts to managed against anticipated changes in securites, gain exposure to certain securities, as a substitute for securities purchased and to maintain diversity and liquidity of the portfolio. The portfolio held futures contracts with total notional values ranging from approximately $11.9 million to $15.1 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
Total Stock Market Index Trust	Russell 2000 Mini Index Futures	15	Long	Sep 2016	$1,747,372	$1,721,100	($26,272)
	S&P 500 Index Futures	19	Long	Sep 2016	9,955,283	9,928,450	(26,833)
	S&P Mid 400 Index E-Mini Futures	5	Long	Sep 2016	754,610	746,500	(8,110)
							($61,215)

U.S. Equity Trust

The portfolio used futures contracts to gain exposure to certain securities and substitute for securities purchased. The portfolio held futures contracts with total notional values ranging from approximately $4.2 to $6.3 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
U.S. Equity Trust	S&P 500 Index E-Mini Futures	57	Long	Sep 2016	$5,965,645	$5,957,067	($8,578)

*	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts.  A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor a portfolio thereby reducing the portfolio’s total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolios as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following tables summarize the contracts held at June 30, 2016, and the range of notional contract amounts held by the portfolios during the six months ended June 30, 2016. In addition, the tables detail how the portfolios used forward foreign currency contracts during the six months ended June 30, 2016:

Alpha Opportunities Trust

The portfolio used forward foreign currency contracts to manage against anticipated currency exchange rates. The portfolio held forward foreign currency contracts with USD notional values ranging from approximately $72.9 thousand to $16.0 million, as measured at each quarter end.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Alpha Opportunities Trust
	USD 72,920	CHF 70,000	Bank of America, N.A.	9/21/2016	$915	—	$915
					$915	—	$915

Mutual Shares Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, and to maintain diversity and liquidity of the portfolio. The portfolio held forward foreign currency contracts with USD notional values ranging from approximately $61.7 million to $76.6 million, as measured at each quarter end.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Mutual Shares Trust
	EUR 351,081	USD 389,821	Bank of America, N.A.	7/21/2016	$14	—	$14
	EUR 422,461	USD 471,402	Credit Suisse International	7/21/2016	—	($2,308)	(2,308)
	EUR 336,943	USD 374,832	State Street Bank and Trust Company	7/21/2016	—	(695)	(695)
	EUR 300,903	USD 334,539	HSBC Bank PLC	7/21/2016	—	(421)	(421)
	GBP 443,101	USD 630,459	Bank of America, N.A.	11/23/2016	—	(39,663)	(39,663)
	GBP 192,377	USD 271,610	State Street Bank and Trust Company	11/23/2016	—	(15,109)	(15,109)
	GBP 276,131	USD 390,507	HSBC Bank PLC	11/23/2016	—	(22,336)	(22,336)
	KRW 108,175,352	USD 93,967	Credit Suisse International	8/12/2016	—	(90)	(90)
	KRW 147,320,000	USD 128,844	HSBC Bank PLC	8/12/2016	—	(995)	(995)
	USD 14,753,624	EUR 13,451,693	Bank of America, N.A.	7/21/2016	—	(182,927)	(182,927)
	USD 261,281	EUR 235,547	Credit Suisse International	7/21/2016	—	(265)	(265)
	USD 28,155	EUR 25,700	Deutsche Bank AG London	7/21/2016	—	(382)	(382)

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DERIVATIVE INSTRUMENTS, CONTINUED

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Mutual Shares Trust, continued
	USD 974,571	EUR 874,892	State Street Bank and Trust Company	7/21/2016	$3,103	—	$3,103
	USD 679,344	EUR 609,496	HSBC Bank PLC	7/21/2016	2,569	—	2,569
	USD 1,032,551	EUR 904,981	Bank of America, N.A.	11/4/2016	23,657	—	23,657
	USD 274,604	EUR 244,299	State Street Bank and Trust Company	11/4/2016	2,253	—	2,253
	USD 1,823,728	EUR 1,600,755	HSBC Bank PLC	11/4/2016	39,169	—	39,169
	USD 239,295	GBP 178,378	Bank of America, N.A.	11/23/2016	1,459	—	1,459
	USD 71,726	GBP 53,037	Credit Suisse International	11/23/2016	1,011	—	1,011
	USD 719,955	GBP 518,594	State Street Bank and Trust Company	11/23/2016	28,503	—	28,503
	USD 34,476,546	GBP 23,607,333	HSBC Bank PLC	11/23/2016	3,000,385	—	3,000,385
	USD 676,396	KRW 807,038,739	Bank of America, N.A.	8/12/2016	—	($23,977)	(23,977)
	USD 934,535	KRW 1,088,873,072	Credit Suisse International	8/12/2016	—	(10,422)	(10,422)
	USD 1,793,226	KRW 2,165,070,197	HSBC Bank PLC	8/12/2016	—	(85,688)	(85,688)
	USD 533,714	KRW 616,251,811	Bank of America, N.A.	11/14/2016	—	(792)	(792)
	USD 471,650	KRW 543,644,652	Credit Suisse International	11/14/2016	120	—	120
	USD 1,865,885	KRW 2,128,836,881	HSBC Bank PLC	11/14/2016	19,439	—	19,439
					$3,121,682	($386,070)	$2,735,612

Utilities Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The portfolio held forward foreign currency contracts with USD notional values ranging from approximately $49.2 million to $69.8 million, as measured at each quarter end.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Utilities Trust
	CAD 274,544	USD 214,443	BNP Paribas SA	7/15/2016	—	($1,931)	($1,931)
	CAD 115,071	USD 88,113	Citibank N.A.	7/15/2016	$959	—	959
	CAD 6,906	USD 5,390	Deutsche Bank AG London	7/15/2016	—	(44)	(44)
	CAD 828,327	USD 644,475	Goldman Sachs International	7/15/2016	—	(3,303)	(3,303)
	CAD 361,563	USD 277,375	HSBC Bank USA	7/15/2016	2,496	—	2,496
	CAD 312,030	USD 238,524	JPMorgan Chase Bank N.A.	7/15/2016	3,005	—	3,005
	CAD 195,778	USD 148,939	Merrill Lynch International	7/15/2016	2,604	—	2,604
	CAD 617,506	USD 477,340	Morgan Stanley Capital Services, Inc.	7/15/2016	643	—	643
	EUR 120,893	USD 134,931	Barclays Bank PLC Wholesale	7/15/2016	—	(724)	(724)
	EUR 450,512	USD 510,582	BNP Paribas SA	7/15/2016	—	(10,455)	(10,455)
	EUR 718,990	USD 807,043	Citibank N.A.	7/15/2016	—	(8,867)	(8,867)
	EUR 2,469,863	USD 2,826,351	Deutsche Bank AG London	7/15/2016	—	(84,470)	(84,470)
	EUR 313,012	USD 355,864	JPMorgan Chase Bank N.A.	7/15/2016	—	(8,379)	(8,379)
	EUR 313,653	USD 359,952	Merrill Lynch International	7/15/2016	—	(11,755)	(11,755)
	EUR 553,522	USD 627,906	Morgan Stanley Capital Services, Inc.	7/15/2016	—	(13,421)	(13,421)
	GBP 44,457	USD 63,999	Goldman Sachs International	7/15/2016	—	(4,812)	(4,812)
	USD 7,668,504	CAD 9,917,300	Merrill Lynch International	7/15/2016	—	(8,049)	(8,049)
	USD 406,616	EUR 359,349	Barclays Bank PLC Wholesale	7/15/2016	7,690	—	7,690
	USD 1,121,068	EUR 989,619	BNP Paribas SA	7/15/2016	22,457	—	22,457
	USD 2,619,415	EUR 2,288,240	Citibank N.A.	7/15/2016	79,160	—	79,160
	USD 441,622	EUR 385,468	Credit Suisse International	7/15/2016	13,700	—	13,700
	USD 1,146,751	EUR 1,024,308	Deutsche Bank AG London	7/15/2016	9,631	—	9,631
	USD 104,850	EUR 92,265	Goldman Sachs International	7/15/2016	2,423	—	2,423
	USD 162,642	EUR 144,321	HSBC Bank USA	7/15/2016	2,426	—	2,426
	USD 21,842,614	EUR 19,083,448	JPMorgan Chase Bank N.A.	7/15/2016	657,415	—	657,415
	USD 1,125,680	EUR 983,937	Merrill Lynch International	7/15/2016	33,376	—	33,376
	USD 1,298,385	EUR 1,156,722	Morgan Stanley Capital Services, Inc.	7/15/2016	14,268	—	14,268
	USD 248,840	EUR 218,000	Royal Bank of Scotland PLC	7/15/2016	6,831	—	6,831
	USD 200,239	EUR 181,504	UBS AG	7/15/2016	—	(1,254)	(1,254)
	USD 4,704,334	EUR 4,160,182	Deutsche Bank AG London	9/15/2016	75,636	—	75,636
	USD 143,215	GBP 99,215	Barclays Bank PLC Wholesale	7/15/2016	11,127	—	11,127
	USD 5,078,100	GBP 3,575,358	BNP Paribas SA	7/15/2016	318,120	—	318,120
	USD 501,523	GBP 375,886	Deutsche Bank AG London	7/15/2016	1,094	—	1,094
	USD 506,520	GBP 351,370	Goldman Sachs International	7/15/2016	38,731	—	38,731
	USD 392,527	GBP 268,988	HSBC Bank USA	7/15/2016	34,416	—	34,416
	USD 522,994	GBP 361,102	JPMorgan Chase Bank N.A.	7/15/2016	42,248	—	42,248
	USD 309,301	GBP 211,530	Morgan Stanley Capital Services, Inc.	7/15/2016	27,687	—	27,687
					$1,408,143	($157,464)	$1,250,679

Currency abbreviations:

CAD	Canandian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
KRW	Korean Won
USD	U.S. Dollar

131

DERIVATIVE INSTRUMENTS, CONTINUED

Options.  There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a portfolio’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a portfolio purchases an option, the premium paid by the portfolio is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the portfolio realizes a loss equal to the cost of the option. If a portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a portfolio enters into a closing sale transaction, the portfolio realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the portfolio.

The following tables summarize the portfolios’ written options activities during the six months ended June 30, 2016. In addition, the tables detail how the portfolios used written option contracts during the six months ended June 30, 2016:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Capital Appreciation Value Trust
Outstanding, beginning of period	3,499	$1,008,046
Options written	5,317	1,142,326
Options closed	(363)	(199,914)
Options exercised	(498)	(129,181)
Options expired	(996)	(202,942)
Outstanding, end of period	6,959	$1,618,335
Health Sciences Trust
Outstanding, beginning of period	230	$97,421
Options written	427	298,900
Option closed	(112)	(16,469)
Options exercised	(222)	(126,030)
Options expired	(118)	(80,951)
Outstanding, end of period	205	$172,871

Capital Appreciation Value Trust

The portfolio used written options to manage against changes in securities market and to gain exposure to certain securities.

Portfolio	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Capital Appreciation Value Trust	CALLS (OTC)
Citigroup Global Markets	Allergan PLC	$270.00	Jan 2017	16	$14,304	($11,520)
Deutsche Bank AG London	Allergan PLC	270.00	Jan 2017	17	12,272	(12,241)
Deutsche Bank AG London	Alphabet, Inc., Class A	800.00	Jan 2017	3	9,804	(4,876)
Deutsche Bank AG London	Alphabet, Inc., Class A	900.00	Jan 2017	10	20,257	(3,108)
Morgan Stanley Company, Inc.	Alphabet, Inc., Class C	795.00	Jan 2017	13	35,387	(17,705)
Deutsche Bank AG London	Alphabet, Inc., Class C	800.00	Jan 2017	5	12,014	(6,251)
Deutsche Bank AG London	Alphabet, Inc., Class C	820.00	Jan 2017	5	9,232	(4,235)
Deutsche Bank AG London	Alphabet, Inc., Class C	840.00	Jan 2017	5	7,051	(2,992)
Citigroup Global Markets	Altria Group, Inc.	65.00	Jan 2017	78	13,588	(43,680)
Citigroup Global Markets	Altria Group, Inc.	65.00	Jan 2017	79	12,385	(44,240)
Citigroup Global Markets	Altria Group, Inc.	67.50	Jan 2017	78	8,408	(30,225)
Citigroup Global Markets	Altria Group, Inc.	67.50	Jan 2017	79	8,006	(30,613)
Citigroup Global Markets	American Tower Corp.	105.00	Jan 2017	19	5,833	(21,946)
Citigroup Global Markets	American Tower Corp.	110.00	Jan 2017	37	12,255	(29,970)
Citigroup Global Markets	American Tower Corp.	115.00	Jan 2017	54	13,307	(28,350)
Citigroup Global Markets	Apple, Inc.	105.00	Jan 2017	77	18,558	(21,907)
Citigroup Global Markets	Apple, Inc.	110.00	Jan 2017	77	11,520	(13,398)
Citigroup Global Markets	Apple, Inc.	115.00	Jan 2017	229	41,931	(24,045)
Deutsche Bank AG London	Autozone, Inc.	840.00	Jan 2017	5	8,666	(12,879)
Deutsche Bank AG London	Bank of America, N.A.	160.00	Jan 2017	20	15,106	(1,160)
Deutsche Bank AG London	Bank of America, N.A.	170.00	Jan 2017	20	9,244	(360)
Deutsche Bank AG London	Bank of New York Mellon Corp.	45.00	Jan 2017	304	77,378	(20,903)
Deutsche Bank AG London	Bank of New York Mellon Corp.	47.00	Jan 2017	210	50,820	(8,032)
Citigroup Global Markets	Comcast, Corp.	62.50	Jan 2017	298	100,632	(153,470)
Citigroup Global Markets	Comcast, Corp.	65.00	Jan 2017	411	92,616	(146,933)
J.P. Morgan Clearing	CVS Health Corp.	100.00	Jan 2017	42	25,415	(12,285)

132

DERIVATIVE INSTRUMENTS, CONTINUED

Portfolio	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Capital Appreciation Value Trust, continued	CALLS (OTC)
J.P. Morgan Clearing	CVS Health Corp.	$105.00	Jan 2017	42	$17,771	($5,587)
Citigroup Global Markets	CVS Health Corp.	105.00	Jan 2017	20	3,682	(2,660)
J.P. Morgan Clearing	CVS Health Corp.	110.00	Jan 2017	42	11,807	(2,143)
Citigroup Global Markets	CVS Health Corp.	110.00	Jan 2017	64	9,745	(3,265)
Citigroup Global Markets	CVS Health Corp.	115.00	Jan 2017	35	7,980	(604)
Citigroup Global Markets	Danaher Corp.	92.50	Jan 2017	99	43,197	(109,086)
Citigroup Global Markets	Danaher Corp.	95.00	Jan 2017	99	33,405	(90,598)
Deutsche Bank AG London	Danaher Corp.	100.00	Jan 2017	45	13,096	(26,325)
Deutsche Bank AG London	Danaher Corp.	105.00	Jan 2017	32	15,104	(10,560)
Deutsche Bank AG London	Danaher Corp.	105.00	Jan 2017	92	20,884	(30,360)
Deutsche Bank AG London	Danaher Corp.	110.00	Jan 2017	32	9,984	(5,203)
Deutsche Bank AG London	Danaher Corp.	115.00	Jan 2017	32	6,080	(2,451)
Citigroup Global Markets	Lowes Companies, Inc.	80.00	Jan 2017	26	5,828	(11,375)
Citigroup Global Markets	Lowes Companies, Inc.	82.50	Jan 2017	26	4,317	(8,385)
Citigroup Global Markets	Lowes Companies, Inc.	85.00	Jan 2017	124	21,746	(27,900)
Citigroup Global Markets	Lowes Companies, Inc.	87.50	Jan 2017	47	9,868	(6,937)
Citigroup Global Markets	Lowes Companies, Inc.	90.00	Jan 2017	96	11,673	(9,360)
Citigroup Global Markets	LyondellBasell Industries NV, Class A	87.50	Jan 2017	90	24,544	(15,290)
Deutsche Bank AG London	LyondellBasell Industries NV, Class A	87.50	Jan 2017	19	5,750	(3,228)
Citigroup Global Markets	LyondellBasell Industries NV, Class A	90.00	Jan 2017	50	13,605	(6,761)
Deutsche Bank AG London	LyondellBasell Industries NV, Class A	90.00	Jan 2017	18	4,381	(2,434)
Citigroup Global Markets	LyondellBasell Industries NV, Class A	92.50	Jan 2017	50	10,702	(4,504)
Deutsche Bank AG London	LyondellBasell Industries NV, Class A	92.50	Jan 2017	19	3,366	(1,712)
Deutsche Bank AG London	Microsoft Corp.	57.50	Jan 2017	182	25,844	(18,473)
Citigroup Global Markets	Microsoft Corp.	57.50	Jan 2017	139	19,182	(14,108)
Deutsche Bank AG London	Microsoft Corp.	62.50	Jan 2017	171	36,252	(5,217)
Deutsche Bank AG London	Microsoft Corp.	62.50	Jan 2017	165	25,575	(5,034)
Deutsche Bank AG London	Microsoft Corp.	65.00	Jan 2017	171	26,505	(2,736)
Citigroup Global Markets	PepsiCo. Inc.	100.00	Jan 2017	42	16,044	(34,020)
Citigroup Global Markets	PepsiCo. Inc.	105.00	Jan 2017	93	28,240	(43,478)
Citigroup Global Markets	PepsiCo. Inc.	110.00	Jan 2017	148	23,472	(33,818)
RBC Capital Markets	Pfizer, Inc.	35.00	Jan 2017	183	23,396	(31,750)
J.P. Morgan Clearing	Pfizer, Inc.	35.00	Jan 2017	284	25,202	(49,274)
RBC Capital Markets	Pfizer, Inc.	36.00	Jan 2017	236	26,998	(30,090)
RBC Capital Markets	Pfizer, Inc.	37.00	Jan 2017	71	5,740	(6,177)
Deutsche Bank AG London	Philip Morris International, Inc.	92.50	Jan 2017	76	21,994	(81,325)
Deutsche Bank AG London	Philip Morris International, Inc.	95.00	Jan 2017	76	16,667	(66,445)
Citigroup Global Markets	Philip Morris International, Inc.	95.00	Jan 2017	66	15,312	(57,702)
Citigroup Global Markets	Philip Morris International, Inc.	97.50	Jan 2017	66	10,032	(45,595)
Deutsche Bank AG London	Philip Morris International, Inc.	97.50	Jan 2017	76	11,193	(52,503)
Citigroup Global Markets	Texas Instruments, Inc.	55.00	Jan 2017	66	22,818	(59,332)
Citigroup Global Markets	Texas Instruments, Inc.	60.00	Jan 2017	66	13,761	(35,805)
Citigroup Global Markets	The Boeing Company	160.00	Jan 2017	9	6,590	(522)
Citigroup Global Markets	The Boeing Company	165.00	Jan 2017	30	17,671	(958)
Citigroup Global Markets	The Boeing Company	170.00	Jan 2017	10	4,465	(180)
Deutsche Bank AG London	Thermo Fisher Scientific, Inc.	155.00	Jan 2017	13	6,621	(7,670)
Citigroup Global Markets	Thermo Fisher Scientific, Inc.	160.00	Jan 2017	22	9,482	(8,740)
Deutsche Bank AG London	Thermo Fisher Scientific, Inc.	165.00	Jan 2017	35	10,761	(8,995)
Citigroup Global Markets	Thermo Fisher Scientific, Inc.	165.00	Jan 2017	26	10,062	(6,682)
Citigroup Global Markets	Thermo Fisher Scientific, Inc.	170.00	Jan 2017	74	18,243	(12,441)
Citigroup Global Markets	Thermo Fisher Scientific, Inc.	170.00	Jan 2017	25	6,050	(4,203)
Citigroup Global Markets	Unitedhealth Group, Inc.	140.00	Jan 2017	16	5,992	(14,840)
Deutsche Bank AG London	Unitedhealth Group, Inc.	140.00	Jan 2017	82	26,457	(76,055)
Deutsche Bank AG London	Unitedhealth Group, Inc.	145.00	Jan 2017	38	7,910	(25,840)
Morgan Stanley Company, Inc.	Unitedhealth Group, Inc.	145.00	Jan 2017	28	11,460	(19,040)
Citigroup Global Markets	Unitedhealth Group, Inc.	145.00	Jan 2017	16	4,680	(10,880)
Citigroup Global Markets	Visa, Inc.	85.00	Jan 2017	64	19,317	(9,026)
Citigroup Global Markets	Visa, Inc.	87.50	Jan 2017	183	37,631	(17,478)
Citigroup Global Markets	Visa, Inc.	90.00	Jan 2017	64	10,256	(4,002)
Morgan Stanley Company, Inc.	Zoetis, Inc.	55.00	Jan 2017	77	13,361	(8,483)

	CALLS (EXCHANGE TRADED)
	Danaher Corp.	110	Jan 2017	47	6,406	(6,406)
	Microsoft Corp.	65	Jan 2017	333	36,189	(5,330)
				6,959	$1,618,335	($2,014,705)

133

DERIVATIVE INSTRUMENTS, CONTINUED

Health Sciences Trust

The portfolio used written options to manage against changes in securities market and to gain exposure to certain securities.

Portfolio	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Health Sciences Trust	CALLS
	Allergan PLC	$270.00	Jan 2017	25	$37,429	($18,000)
	Intuitive Surgical, Inc.	700.00	Oct 2016	2	4,615	(4,400)
	Neurocrine Biosciences, Inc.	50.00	Nov 2016	34	21,308	(14,620)
	Neurocrine Biosciences, Inc.	55.00	Nov 2016	85	48,238	(20,825)
	Regeneron Pharmaceuticals, Inc.	420.00	Aug 2016	11	35,653	(1,512)
	Spark Therapeutics, Inc.	60.00	Sep 2016	9	4,533	(2,475)
	Spark Therapeutics, Inc.	50.00	Sep 2016	39	21,095	(25,935)
				205	$172,871	($87,767)

Fair value of derivative instruments by risk category

The tables below summarize the fair value of derivatives held by the portfolios at June 30, 2016 by risk category:

Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Asset Derivative Fair Value	Liability Derivatives Fair Value
500 Index Trust B	Equity	Receivable/payable for futures	Futures†	—	($335,429)
				—	($335,429)
All Cap Core Trust	Equity	Receivable/payable for futures	Futures†	$36,272	—
				$36,272	—
Alpha Opportunities Trust	Foreign currency	Unrealized appreciation/depreciaion on forward foreign currency contracts	Forward foreign currency contracts	$915	—
				$915	—
Capital Appreciation Value Trust	Equity	Written options, at value	Written Options	—	($2,014,705)
				—	($2,014,705)
Health Sciences Trust	Equity	Written options, at value	Written Options	—	($87,767)
				—	($87,767)
International Core Trust	Equity	Receivable/payable for futures	Futures†	$216,157	($87,984)
				$216,157	($87,984)
International Equity Index Trust B	Equity	Receivable/payable for futures	Futures†	$196,857	($15,069)
				$196,857	($15,069)
Mid Cap Index Trust	Equity	Receivable/payable for futures	Futures†	—	($328,687)
				—	($328,687)
Mutual Shares Trust	Foreign currency	Unrealized appreciation/depreciaion on forward foreign currency contracts	Forward foreign currency contracts	$3,121,682	($386,070)
				$3,121,682	($386,070)
Small Cap Index Trust	Equity	Receivable/payable for futures	Futures†	—	($384,669)
				—	($384,669)
Strategic Equity Allocation Trust	Equity	Receivable/payable for futures	Futures†	$231,156	($2,251,315)
				$231,156	($2,251,315)
Total Stock Market Index Trust	Equity	Receivable/payable for futures	Futures†	—	($61,215)
				—	($61,215)
U.S. Equity Trust	Equity	Receivable/payable for futures	Futures†	—	($8,578)
				—	($8,578)
Utilities Trust	Foreign currency	Unrealized appreciation/depreciaion on forward foreign currency contracts	Forward foreign currency contracts	$1,408,143	($157,464)
				$1,408,143	($157,464)

†	Reflects cumulative appreciation/depreciation on futures as disclosed on Note 3. Only the year end variation margin is separately disclosed in the Statements of assets and liabilities.

Effect of derivative instruments on the Statements of operations

The tables below summarize the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2016:

	Statements of operations location — Net Realized Gain (Loss) on:
Portfolio		Written options	Futures Contracts	Unaffiliated investments and foreign currency transactions*	Total
500 Index Trust B	Equity	—	$6,489,932	—	$6,489,932
		—	$6,489,932	—	$6,489,932

134

DERIVATIVE INSTRUMENTS, CONTINUED

	Statements of operations location — Net Realized Gain (Loss) on:
Portfolio		Written options	Futures Contracts	Unaffiliated investments and foreign currency transactions*	Total
All Cap Core Trust	Equity	—	$94,583	—	$94,583
		—	$94,583	—	$94,583
Alpha Opportunities Trust	Foreign currency	—	—	($323,600)	($323,600)
		—	—	($323,600)	($323,600)
Capital Appreciation Value Trust	Equity	$378,819	—	—	$378,819
		$378,819	—	—	$378,819
Health Sciences Trust	Equity	$94,856	—	—	$94,856
		$94,856	—	—	$94,856
International Core Trust	Equity	—	($645,841)	—	($645,841)
		—	($645,841)	—	($645,841)
International Equity Index Trust B	Equity	—	$187,927	—	$187,927
		—	$187,927	—	$187,927
Mid Cap Index Trust	Equity	—	$2,257,032	—	$2,257,032
		—	$2,257,032	—	$2,257,032
Mutual Shares Trust	Foreign currency	—	—	$1,943,518	$1,943,518
		—	—	$1,943,518	$1,943,518
Small Cap Index Trust	Equity	—	$1,214,172	—	$1,214,172
		—	$1,214,172	—	$1,214,172
Strategic Equity Allocation Trust	Equity	—	$7,203,810	—	$7,203,810
		—	$7,203,810	—	$7,203,810
Total Stock Market Index Trust	Equity	—	$336,577	—	$336,577
		—	$336,577	—	$336,577
U.S. Equity Trust	Equity	—	$1,430,268	—	$1,430,268
		—	$1,430,268	—	$1,430,268
Utilities Trust	Foreign currency	—	—	$85,512	$85,512
		—	—	$85,512	$85,512

*	Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statements of operations.

The tables below summarize the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2016:

	Statements of operations location — Change in Unrealized Appreciation (Depreciation) of:
Portfolio	Risk	Written options	Futures contracts	Unaffiliated investments and translation of assets and liabilities in foreign currencies*	Total
500 Index Trust	Equity	—	($268,962)	—	($268,962)
		—	($268,962)	—	($268,962)
All Cap Core Trust	Equity		($25,115)		($25,115)
		—	($25,115)	—	($25,115)
Alpha Opportunities Trust	Foreign currency	—	—	$60,749	$60,749
		—	—	$60,749	$60,749
Capital Appreciation Value Trust	Equity	($194,953)	—	—	(194,953)
		($194,953)	—	—	(194,953)
Health Sciences Trust	Equity	$36,650	—	—	$36,650
		$36,650	—	—	$36,650
International Core Trust	Equity		$6,617		$6,617
		—	$6,617	—	$6,617
International Equity Index Trust B	Equity	—	($26,332)	—	($26,332)
		—	($26,332)	—	($26,332)
Mid Cap Index Trust	Equity	—	($31,181)	—	($31,181)
		—	($31,181)	—	($31,181)
Mutual Shares Trust	Foreign currency	—	—	$790,817	$790,817
		—	—	$790,817	$790,817
Small Cap Index Trust	Equity	—	($390,146)	—	($390,146)
		—	($390,146)	—	($390,146)
Strategic Equity Allocation Trust	Equity		($3,321,686)		($3,321,686)
		—	($3,321,686)	—	($3,321,686)
Total Stock Market Index Trust	Equity	—	($51,336)	—	($51,336)
		—	($51,336)	—	($51,336)
U.S. Equity Trust	Equity		($56,351)		($56,351)
		—	($56,351)	—	($56,351)
Utilities Trust	Foreign currency	—	—	($276,359)	($276,359)
		—	—	($276,359)	($276,359)

*	Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statements of operations.

135

4.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries MFC.

Management fee.  The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor equivalent, on an annual basis, as detailed below. Aggregate net assets generally include the net assets of the portfolios and the net assets of a similar portfolio of John Hancock Funds II (JHF II), unless otherwise noted below. JHF II funds are advised by the Advisor and are distributed by an affiliate of the Advisor, John Hancock Funds, LLC.

•	500 Index Trust B — a) 0.470% of the first $500 million of average net assets and b) 0.460% of the excess over $500 million of average net assets.

•	All Cap Core Trust — a) 0.800% of the first $500 million of aggregate net assets and b) 0.750% of the excess over $500 million of aggregate net assets.

•	Alpha Opportunities Trust — a) 0.975% of the first $1 billion of aggregate net assets; b) 0.950% of aggregate net assets between $1 billion and $2 billion; and c) 0.900% of the excess over $2 billion of aggregate net assets.

•	Blue Chip Growth Trust — a) 0.825% of the first $1 billion of aggregate net assets and b) 0.775% of the excess over $1 billion of aggregate net assets. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.800% on the first $1 billion of aggregate net assets.

•	Capital Appreciation Trust — a) 0.850% of the first $300 million of aggregate net assets; b) 0.800% of aggregate net assets between $300 million and $500 million; c) 0.700% of the aggregate net assets between $500 million and $1 billion; and d) 0.670% of the excess over $1 billion of aggregate net assets.

•	Capital Appreciation Value Trust — If net aggregate assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets and b) 0.850% of the excess over $250 million of aggregate net assets. If aggregate net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets and b) 0.800% of the excess over $1 billion of aggregate net assets. If aggregate net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets and b) 0.800% of the excess over $500 million of aggregate net assets. If aggregate net assets equal or exceed $3 billion, then the advisory fee to be paid is 0.800% of aggregate net assets.

•	Core Strategy Trust and Franklin Templeton Founding Allocation Trust — The advisory fee has two components: a) a fee on net assets invested in affiliated funds (Affiliated fund assets) and b) a fee on net assets not invested in affiliated funds (Other assets). Affiliated funds are any fund of the Trust, John Hancock Funds II (JHF II) and John Hancock Funds III (JHF III) excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B. The advisory fee paid on Affiliated fund assets is as follows: a) 0.050% on the first $500 million of net assets and b) 0.040% of the excess over $500 million in net assets. The advisory fee paid on Other assets is as follows: a) 0.500% on the first $500 million of net assets and b) 0.490% of the excess over $500 million in net assets.

•	Emerging Markets Value Trust — a) 1.000% of the first $100 million of aggregate net assets and b) 0.950% of the excess over $100 million of aggregate net assets.

•	Equity Income Trust — a) 0.825% of the first $100 million of aggregate net assets, b) 0.800% of aggregate net assets between $100 million and $200 million, c) 0.775% of aggregate net assets between $200 million and $500 million, d) 0.750% of aggregate net assets between $500 million and $1 billion and e) 0.750% of the excess over $1 billion of aggregate net assets. When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.800% on the first $200 million of aggregate net assets. When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $500 million of aggregate net assets. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on the first $1 billion of aggregate net assets.

•	Financial Industries Trust — a) 0.800% of the first $250 million of aggregate net assets; b) 0.775% of aggregate net assets between $250 million and $500 million; c) 0.750% of aggregate net assets between $500 million and $1 billion; and d) 0.725% of the excess over $1 billion of aggregate net assets.

•	Fundamental All Cap Core Trust — a) 0.675% of the first $2.5 billion of aggregate net assets and b) 0.650% of the excess over $2.5 billion of aggregate net assets.

•	Fundamental Large Cap Value Trust — a) 0.700% of the first $500 million of aggregate net assets; b) 0.650% of aggregate net assets between $500 million and $1 billion; and c) 0.600% of the excess over $1 billion of aggregate net assets.

•	Global Trust — Aggregate net assets are the aggregate net assets of Global Trust, International Value Trust, Income Trust, Mutual Shares Trust, JHF II Global Fund, JHF II International Value Fund, JHF II Income Fund, JHF II Mutual Shares Fund and JHF II International Small Cap Fund. The advisory fees paid are as follows: a) 0.850% of the first $1 billion of aggregate net assets and b) 0.800% of the excess over $1 billion of aggregate net assets.

•	Health Sciences Trust — a) 1.050% of the first $500 million of aggregate net assets; b) 1.000% of aggregate net assets between $500 million and $750 million; and c) 0.950% of the excess over $750 million of aggregate net assets. When aggregate net assets exceed $750 million, the advisory fee is 0.950% on all net assets.

•	International Core Trust — Aggregate net assets are the aggregate net assets of International Core Trust, JHF III International Core Fund and UCITS JH Global Equity (Ex-US) Fund. The advisory fees paid are as follows: a) 0.920% of the first $100 million of aggregate net assets; b) 0.890% of aggregate net assets between $100 million and $1 billion; c) 0.860% of aggregate net assets between $1 billion and $2 billion; d) 0.830% of aggregate net assets between $2 billion and $3 billion; e) 0.800% of aggregate net assets between $3 billion and $4 billion; and f) 0.780% of aggregate net assets in excess over $4 billion.

•	International Equity Index Trust B — a) 0.550% of the first $100 million of average net assets and b) 0.530% of the excess over $100 million of average net assets.

•	International Growth Stock Trust — a) 0.850% of the first $250 million of aggregate net assets; b) 0.800% of aggregate net assets between $250 million and $750 million; and c) 0.750% of the excess over $750 million of aggregate net assets.

•	International Small Company Trust — 0.950% of aggregate net assets.

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•	International Value Trust — Aggregate net assets are the aggregate net assets of Global Trust, Income Trust, International Value Trust, Mutual Shares Trust, JHF II Global Fund, JHF II Income Fund, JHF II International Small Cap Fund, JHF II International Value Fund and JHF II Mutual Shares Fund. The advisory fees paid are as follows: a) 0.950% of the first $150 million of aggregate net assets; b) 0.850% of aggregate net assets between $150 million and $300 million; and c) 0.800% of the excess over $300 million of aggregate net assets. When aggregate net assets exceed $300 million, then the advisory fee rate is 0.800% of aggregate net assets.

•	Lifestyle PS Series — The advisory fee has two components: a) a fee on net assets invested in affiliated funds (Affiliated fund assets) excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B, and b) a fee on net assets not invested in affiliated funds (Other assets). The advisory fee paid on Affiliated fund assets is as follows: a) 0.050% of the first $7.5 billion of aggregate net assets and b) 0.040% of the excess over $7.5 billion in aggregate net assets. The advisory fee paid on Other assets is as follows: a) 0.500% of the first $7.5 billion of aggregate net assets and b) 0.490% of the excess over $7.5 billion in aggregate net assets.

•	Mid Cap Index Trust and Small Cap Index Trust — a) 0.490% of the first $250 million of average net assets; b) 0.480% of average net assets between $250 million and $500 million; and c) 0.460% of the excess over $500 million of average net assets.

•	Mid Cap Stock Trust — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of aggregate net assets between $200 million and $500 million; and c) 0.825% of the excess over $500 million of aggregate net assets.

•	Mid Value Trust — a) 1.050% of the first $20 million of aggregate net assets; b) 1.000% of the aggregate net assets between $20 million and $50 million; and c) 0.950% of the excess over $50 million of aggregate net assets. When aggregate net assets exceed $50 million, the advisory fee is 0.950% of all assets of the portfolio.

•	Mutual Shares Trust — a) 0.960% of the first $750 million of average net assets; and b) 0.920% of the excess over $750 million of average net assets. When Aggregate Net Assets for the Mutual Shares Trust exceed $750 million, the advisory fee is 0.92% on all net assets.

•	Real Estate Securities Trust — 0.700% of aggregate net assets.

•	Science & Technology Trust and Small Company Value Trust — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the excess over $500 million of aggregate net assets.

•	Small Cap Growth Trust — a) 1.100% of the first $100 million of aggregate net assets; and b) 1.050% of aggregate net assets between $100 million and $500 million; and c) 1.000% of the excess over $500 million of aggregate net assets.

•	Small Cap Opportunities Trust — a) 1.000% of the first $500 million of aggregate net assets; b) 0.950% of aggregate net assets between $500 million and $1 billion; c) 0.900% of aggregate net assets between $1 billion and $2 billion; and d) 0.850% of the excess over $2 billion of aggregate net assets. Aggregate net assets include net assets of the portfolio and the JHF II New Opportunities Fund.

•	Small Cap Value Trust — a) 1.100% of the first $100 million of aggregate net assets; b) 1.050% of aggregate net assets between $100 million and $600 million; and c) 1.000% of the excess over $600 million of aggregate net assets.

•	Small Company Growth Trust — a) 1.050% of the first $250 million of aggregate net assets and b) 1.000% of the excess over $250 million of aggregate net assets. When the aggregate net assets of the portfolio, JHF II Small Company Growth Fund, Small Cap Opportunities Trust, JHF II Small Cap Opportunities Fund, International Growth Stock Trust, JHF II International Growth Stock Fund, Value Trust and JHF II Value Fund, exceed $1 billion, then the advisory rate for Small Company Growth Trust will be 1.000% of aggregate net assets.

•	Strategic Equity Allocation Trust — a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of aggregate net assets between $2.5 billion and $7.5 billion; c) 0.625% of aggregate net assets between $7.5 billion and $10 billion and d) 0.600% of the excess over $10 billion of aggregate net assets.

•	Total Stock Market Index Trust — a) 0.490% of the first $250 million of aggregate net assets; b) 0.480% of aggregate net assets between $250 million and $500 million; and c) 0.460% of the excess over $500 million of aggregate net assets.

•	U.S. Equity Trust — a) 0.780% of the first $500 million of aggregate net assets; b) 0.760% of aggregate net assets between $500 million and $1 billion; c) 0.740% of aggregate net assets between $1 billion to $2 billion; and d) 0.720% of the excess over $2 billion of aggregate net assets.

•	Utilities Trust — a) 0.825% of the first $600 million of aggregate net assets; b) 0.800% of aggregate net assets between $600 million and $900 million; c) 0.775% of aggregate net assets between $900 million and $1.5 billion; and d) 0.700% of the excess over $1.5 billion of aggregate net assets.

•	Value Trust — a) 0.750% of the first $200 million of aggregate net assets; b) 0.725% of aggregate net assets between $200 million and $500 million; and c) 0.650% of the excess over $500 million of aggregate net assets.

The organizations described below act as the subadvisors to the Trust and its portfolios pursuant to Subadvisory Agreements with the Advisor. Portfolio management is allocated among the following managers:

Portfolios	Subadvisor
Science & Technology Trust	Allianz Global Investors U.S. LLC; T. Rowe Price Associates, Inc.
Real Estate Securities Trust	Deutsche Investment Management Americas, Inc.
Emerging Markets Value Trust	Dimensional Fund Advisors LP
International Small Company Trust
Small Cap Opportunities Trust	Dimensional Fund Advisors LP; Invesco Advisers, Inc.
Mutual Shares Trust	Franklin Mutual Advisers, LLC
International Core Trust	Grantham, Mayo, Van Otterloo & Co. LLC
U.S. Equity Trust
International Growth Stock Trust	Invesco Advisers, Inc.
Small Company Growth Trust
Value Trust

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Portfolios	Subadvisor
Capital Appreciation Trust	Jennison Associates LLC
Core Strategy Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and
Lifestyle Aggressive PS Series	John Hancock Asset Management a division of Manulife Asset Management (North America)
Lifestyle Balanced PS Series	Limited[1,2,3]
Lifestyle Conservative PS Series
Lifestyle Growth PS Series
Lifestyle Moderate PS Series
Financial Industries Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC [1,3]
Franklin Templeton Founding Allocation Trust
Fundamental All Cap Core Trust
Fundamental Large Cap Value Trust
Strategic Equity Allocation Trust
500 Index Trust B	John Hancock Asset Management a division of Manulife Asset Management (North America)
Mid Cap Index Trust	Limited[1,2]
Small Cap Index Trust
Total Stock Market Index Trust
Utilities Trust	Massachusetts Financial Services Company
All Cap Core Trust	QS Investors, LLC
International Equity Index Trust B	SSGA Funds Management, Inc.
Blue Chip Growth Trust	T. Rowe Price Associates, Inc.
Capital Appreciation Value Trust
Equity-Income Trust
Health Sciences Trust
Mid Value Trust
Small Company Value Trust
Global Trust	Templeton Global Advisors Limited
International Value Trust	Templeton Investment Counsel, LLC
Alpha Opportunities Trust	Wellington Management Company LLP
Mid Cap Stock Trust
Small Cap Growth Trust
Small Cap Value Trust

1	An affiliate of the Advisor.
2	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.
3	Manulife Asset Management (US), LLC is doing business as John Hancock Asset Management.

The portfolios are not responsible for payment of the subadvisory fees.

Expense reimbursements.  The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the respective portfolios exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the portfolios’ business, advisory fees, Rule 12b-1 fees, underlying fund expenses and in the case of a feeder fund, the expenses of the master fund, and short dividends. This expense reduction will continue in effect until terminated by the Advisor.

Portfolio	Expense limitation as a percentage of average net assets
All Cap Core Trust	0.20%
Alpha Opportunities Trust	0.20%
American Asset Allocation Trust	0.10%
American Global Growth Trust	0.10%
American Growth Trust	0.10%
American Growth-Income Trust	0.10%
American International Trust	0.10%
American New World Trust	0.10%
Blue Chip Growth Trust	0.20%
Capital Appreciation Trust	0.20%
Capital Appreciation Value Trust	0.20%
Core Strategy Trust	0.10%
Emerging Markets Value Trust	0.25%
Equity-Income Trust	0.20%
Financial Industries Trust	0.20%
Franklin Templeton Founding Allocation Trust	0.10%
Fundamental All Cap Core Trust	0.20%
Fundamental Large Cap Value Trust	0.20%
Global Trust	0.25%
Health Sciences Trust	0.20%
International Core Trust	0.25%

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Portfolio	Expense limitation as a percentage of average net assets
International Growth Stock Trust	0.25%
International Small Company Trust	0.25%
International Value Trust	0.25%
Mid Cap Index Trust	0.08%
Mid Cap Stock Trust	0.20%
Mid Value Trust	0.20%
Mutual Shares Trust	0.20%
Real Estate Securities Trust	0.20%
Science & Technology Trust	0.20%
Small Cap Growth Trust	0.20%
Small Cap Index Trust	0.08%
Small Cap Opportunities Trust	0.20%
Small Cap Value Trust	0.20%
Small Company Growth Trust	0.20%
Small Company Value Trust	0.20%
Strategic Equity Allocation Trust	0.20%
Total Stock Market Index Trust	0.08%
U.S. Equity Trust	0.20%
Utilities Trust	0.20%
Value Trust	0.20%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain portfolios of the John Hancock complex, (the participating portfolios including certain of the portfolios presented in this report). The waiver is based upon the aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. During the six months ended June 30, 2016, the waiver amounted to 0.01% of the portfolios’ average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the portfolios and with the approval of the Board of Trustees.

The advisor has contractually agreed to limit annual operating expenses of 500 Index Trust B and International Equity Index Trust B at 0.25% and 0.34%, respectively. These limits exclude Rule 12b-1 fee, taxes, short dividends, brokerage commissions, interest expense, acquired fund fees, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business. The Advisor’s obligation to provide the expense cap will remain in effect until April 30, 2017, unless renewed by mutual agreement of the portfolios and the Advisor based upon determination that this is appropriate under the circumstances at the time.

The Advisor has contractually agreed to reimburse expenses for the Lifestyle PS Series so that certain other expenses do not exceed 0.04% of average annual net assets of the Lifestyle PS Series. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnifications expenses, and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, advisory fees, Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reimbursement will remain in effect until April 30, 2017, and may terminate at any time thereafter.

The Advisor has contractually agreed to waive its management fee for Global Trust, International Value Trust and Small Cap Opportunities Trust so that the amount retained by the Advisor after the payment of subadvisory fees does not exceed 0.45% of the portfolios’ average daily net assets. The expense reimbursements will remain in effect until April 30, 2017, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time and may be terminated at any time thereafter.

The Advisor has contractually agreed to waive its advisory fee for Mid Cap Index Trust and Small Cap Index Trust by 0.10% and 0.05% of the portfolios’ average net assets, respectively. The expense limitation agreements expire on April 30, 2017, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to reduce its advisory fee for portfolios that are subadvised by T. Rowe Price Associates, Inc. by the amount that the subadvisory fee is reduced pursuant to the subadvisory agreement with T. Rowe Price. This waiver impacts Blue Chip Growth Trust, Capital Appreciation Value Trust, Equity Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust, and Small Company Value Trust. This waiver may be terminated at any time by the Advisor.

The Advisor has contractually agreed to waive its gross advisory fee for Financial Industries Trust so that it does not exceed 0.78% of average annual net assets. This expense limitation agreement expires on April 30, 2017, unless renewed by mutual agreement of the portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor voluntarily agrees to waive its management fee for Strategic Equity Allocation Trust so that the amount retained by the Advisor after payment of the sub-advisory fee does not exceed 0.45% of the portfolio’s average annual net assets. This voluntary management fee waiver may be terminated at any time by the Advisor upon notice to the Trust.

The Advisor has voluntarily agreed to wave its advisory fee for Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series (after giving effect to asset-based breakpoints) by 0.005% of the portfolios’ average daily net assets. This waiver may be terminated at any time by the Advisor upon notice to the Trust.

The Advisor voluntarily agrees to waive its advisory fee for each Lifestyle PS series so that the aggregate advisory fee retained by the Advisor with respect to both the Lifestyle PS Series and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the Lifestyle PS series’ first $7.5 billion of average annual net assets and 0.49% of the Lifestyle PS Series’ average annual net assets in excess of $7.5 billion. The Adviser may terminate this voluntary waiver at any time.

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The Advisor has voluntarily agreed to reduce its advisory fee for portfolios that are subadvised by Deutsche Investment Management Americas, Inc. This voluntary advisory fee is reduced by the same amount as the subadvisory reduction. This waiver impacts Real Estate Securities Trust and may be terminated at any time by the Advisor.

For the six months ended June 30, 2016, the waivers under these agreements amounted to:

EXPENSE REIMBURSEMENT BY CLASS

Portfolio	Series I	Series II	Series III	Series NAV	Total
500 Index Trust B	$2,487,564	$60,792	—	$1,736,720	$4,285,076
All Cap Core Trust	2,525	223	—	7,759	10,507
Alpha Opportunities Trust	113	—	—	115,838	115,951
American Asset Allocation Trust	7,928	40,516	$4,832	—	53,276
American Global Growth Trust	4,813	78,599	13,149	—	96,561
American Growth Trust	3,599	23,773	3,225	—	30,597
American Growth-Income Trust	8,359	21,385	7,596	—	37,340
American International Trust	3,317	13,243	1,457	—	18,017
American New World Trust	1,083	1,484	52	—	2,619
Blue Chip Growth Trust	51,258	22,271	—	215,616	289,145
Capital Appreciation Trust	6,121	2,191	—	22,923	31,235
Capital Appreciation Value Trust	385	61,193	—	10,292	71,870
Emerging Markets Value Trust	83	3	—	24,440	24,526
Equity Income Trust	43,447	23,160	—	207,467	274,074
Financial Industries Trust	3,974	597	—	724	5,295
Fundamental All Cap Core Trust	5,463	1,662	—	45,905	53,030
Fundamental Large Cap Value Trust	18,420	7,221	—	26,221	51,862
Global Trust	12,639	3,870	—	34,139	50,648
Health Sciences Trust	36,086	26,216	—	31,031	93,333
International Core Trust	1,262	534	—	18,555	20,351
International Equity Index Trust B	363,268	20,266	—	392,258	775,792
International Growth Stock Trust	130	681	—	13,632	14,443
International Small Company Trust	1,266	871	—	1,621	3,758
International Value Trust	2,628	2,000	—	23,761	28,389
Lifestyle Aggressive PS Series	3,473	20,642	—	1,056	25,171
Lifestyle Balanced PS Series	724	21,940	—	1,184	23,848
Lifestyle Conservative PS Series	564	12,556	—	53	13,173
Lifestyle Growth PS Series	990	45,580	—	854	47,424
Lifestyle Moderate PS Series	219	7,514	—	212	7,945
Mid Cap Index Trust	355,544	32,605	—	55,064	443,213
Mid Cap Stock Trust	5,447	2,841	—	16,666	24,954
Mid Value Trust	72,927	15,746	—	103,276	191,949
Mutual Shares Trust	6,002	—	—	12,150	18,152
Real Estate Securities Trust	3,170	1,943	—	9,670	14,783
Science & Technology Trust	89,157	8,930	—	6,228	104,315
Small Cap Growth Trust	2,985	962	—	9,671	13,618
Small Cap Index Trust	78,261	10,642	—	23,786	112,689
Small Cap Opportunities Trust	40,326	16,397	—	37,753	94,476
Small Cap Value Trust	11,462	1,263	—	10,316	23,041
Small Company Growth Trust	—	—	—	3,809	3,809
Small Company Value Trust	17,656	14,639	—	55,568	87,863
Strategic Equity Allocation Trust	—	—	—	6,580,320	6,580,320
Total Stock Market Index Trust	15,333	1,217	—	3,539	20,089
U.S. Equity Trust	4,253	223	—	19,679	24,155
Utilities Trust	10,808	556	—	1,066	12,430
Value Trust	16,658	867	—	1,192	18,717

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future periods.

The investment management fees, including the impact of waivers and reimbursements as described above, incurred for the six months ended June 30, 2016, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:

Portfolio	Annual Effective Rate
500 Index Trust B	0.22%
All Cap Core Trust	0.77%
Alpha Opportunities Trust	0.92%
American Asset Allocation Trust	0.00%*
American Global Growth Trust	0.00%*
American Growth Trust	0.00%*
American Growth-Income Trust	0.00%*
American International Trust	0.00%*
American New World Trust	0.00%*
Blue Chip Growth Trust	0.74%
Capital Appreciation Trust	0.70%
Capital Appreciation Value Trust	0.77%
Core Strategy Trust	0.04%
Emerging Markets Value Trust	0.94%
Equity Income Trust	0.72%
Financial Industries Trust	0.76%
Franklin Templeton Founding Allocation Trust	0.04%
Fundamental All Cap Core Trust	0.67%
Fundamental Large Cap Value Trust	0.62%
Global Trust	0.79%
Health Sciences Trust	0.99%
International Core Trust	0.87%
International Equity Index Trust B	0.25%
International Growth Stock Trust	0.79%

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Portfolio	Annual Effective Rate
International Small Company Trust	0.94%
International Value Trust	0.79%
Lifestyle Aggressive PS Series	0.00%
Lifestyle Balanced PS Series	0.04%
Lifestyle Conservative PS Series	0.03%
Lifestyle Growth PS Series	0.04%
Lifestyle Moderate PS Series	0.04%
Mid Cap Index Trust	0.37%
Mid Cap Stock Trust	0.83%
Mid Value Trust	0.90%
Mutual Shares Trust	0.95%
Real Estate Securities Trust	0.69%
Science & Technology Trust	0.98%
Small Cap Growth Trust	1.05%
Small Cap Index Trust	0.43%
Small Cap Opportunities Trust	0.90%
Small Cap Value Trust	1.03%
Small Company Growth Trust	0.99%
Small Company Value Trust	0.98%
Strategic Equity Allocation Trust	0.49%
Total Stock Market Index Trust	0.48%
U.S. Equity Trust	0.75%
Utilities Trust	0.82%
Value Trust	0.69%

*	The JHVIT Feeder Funds do not incur investment advisory fees. For more information on these portfolios, see Note 1.

Accounting and legal services.  Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2016 amounted to an annual rate of 0.01% of the portfolios’ average daily net assets.

Distribution and service plans.  The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Series I and Series II shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares.

For all portfolios except American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust and American New World Trust, Rule 12b-1 maximum fee rates are as follows:

Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%

Currently, only 0.05% for Series I shares and 0.25% for Series II shares are charged for Rule 12b-1 fees. For American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust and American New World Trust, Rule 12b-1 maximum fee rates are as follows:

Class	Rule 12b-1 Fee
Series I	0.60%
Series II	0.75%
Series III	0.25%

The Distributor voluntarily agreed to waive 0.09%, 0.07% and 0.02% of its Rule 12b-1 fee for Series II of American Growth Trust, American Growth-Income Trust and American International Trust, respectively.

For the six months ended June 30, 2016, the waivers under these agreements amounted to:

Portfolio	Series II
American Growth Trust	$295,835
American Growth-Income Trust	207,048
American International Trust	36,628

The Distributor has voluntarily agreed to reduce its Rule 12b-1 fee for Series I, Series II and Series III of The American Global Growth Trust so that total operating expenses do not exceed 0.55%, 0.70% and 0.20%, respectively, of average annual net assets. This waiver excludes interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses, taxes and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business. This waiver may be terminated at any time by the Distributor.

Trustee expenses.  The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its net assets relative to other portfolios within the John Hancock group of funds complex.

Interfund lending program.  Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other portfolios advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated portfolios. Any open loans at period end are presented under the caption Payable for interfund lending in the Statement of assets and liabilities. At period end, no interfund loans were outstanding. The portfolios’ activity in this program during the period for which loans were outstanding was as follows:

Fund	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Blue Chip Growth Trust	Borrower	$20,510,931	3	0.71%	($1,214)
Capital Appreciation Trust	Lender	11,215,825	1	0.70%	218
Mid Value Trust	Lender	10,751,278	1	0.70%	209

141

6.  PORTFOLIO SHARE TRANSACTIONS Transactions in portfolios shares for the six months ended June 30, 2016 and for the year ended December 31, 2015 were as follows:

500 Index Trust B	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	5,531,211	$138,446,501	9,072,782	$232,750,927
Distributions reinvested	—	—	2,158,424	53,976,564
Repurchased	(1,467,881)	(37,061,132)	(4,301,297)	(110,154,087)
Net increase	4,063,330	$101,385,369	6,929,909	$176,573,404
Series II shares
Sold	72,538	$1,805,585	173,465	$4,472,555
Distributions reinvested	—	—	52,377	1,307,693
Repurchased	(110,650)	(2,746,064)	(338,529)	(8,770,483)
Net decrease	(38,112)	($940,479)	(112,687)	($2,990,235)
Series NAV shares
Sold	2,037,782	$51,854,919	2,696,584	$68,857,887
Distributions reinvested	—	—	1,634,105	40,862,276
Repurchased	(1,685,976)	(42,294,718)	(6,815,722)	(175,014,407)
Net increase (decrease)	351,806	$9,560,201	(2,485,033)	($65,294,244)
Total net increase	4,377,024	$110,005,091	4,332,189	$108,288,925

All Cap Core Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	36,783	$970,862	116,894	$3,329,135
Distributions reinvested	—	—	26,157	739,178
Repurchased	(201,606)	(5,452,240)	(399,081)	(11,297,861)
Net decrease	(164,823)	($4,481,378)	(256,030)	($7,229,548)
Series II shares
Sold	5,882	$161,122	62,801	$1,773,410
Distributions reinvested	—	—	1,809	50,994
Repurchased	(13,195)	(351,348)	(65,267)	(1,850,793)
Net decrease	(7,313)	($190,226)	(657)	($26,389)
Series NAV shares
Sold	77,714	$2,069,059	62,340	$1,770,864
Distributions reinvested	—	—	84,382	2,385,921
Repurchased	(440,303)	(12,085,962)	(1,633,694)	(46,708,756)
Net decrease	(362,589)	($10,016,903)	(1,486,972)	($42,551,971)
Total net decrease	(534,725)	($14,688,507)	(1,743,659)	($49,807,908)

Alpha Opportunities Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	26,729	$297,089	5,427	$66,027
Distributions reinvested	—	—	13,411	141,756
Repurchased	(4,678)	(48,233)	(16,285)	(184,576)
Net increase	22,051	$248,856	2,553	$23,207
Series NAV shares
Sold	84,998	$877,387	51,974	$710,999
Distributions reinvested	—	—	12,379,128	131,137,909
Repurchased	(3,527,425)	(38,300,375)	(9,161,323)	(121,140,394)
Net increase (decrease)	(3,442,427)	($37,422,988)	3,269,779	$10,708,514
Total net increase (decrease)	(3,420,376)	($37,174,132)	3,272,332	$10,731,721

American Asset Allocation Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	499,398	$7,016,989	882,663	$13,837,210
Distributions reinvested	—	—	1,688,518	23,484,602
Repurchased	(439,048)	(6,192,038)	(1,515,797)	(23,351,878)
Net increase	60,350	$824,951	1,055,384	$13,969,934
Series II shares
Sold	7,108	$103,470	34,768	$523,914
Distributions reinvested	—	—	9,061,107	125,784,980
Repurchased	(5,088,449)	(71,861,983)	(10,677,662)	(164,314,347)
Net decrease	(5,081,341)	($71,758,513)	(1,581,787)	($38,005,453)
Series III shares
Sold	1,778	$25,043	15,317	$237,356
Distributions reinvested	—	—	1,101,208	15,353,795
Repurchased	(531,350)	(7,534,731)	(1,264,730)	(19,670,264)
Net decrease	(529,572)	($7,509,688)	(148,205)	($4,079,113)
Total net decrease	(5,550,563)	($78,443,250)	(674,608)	($28,114,632)

142

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

American Global Growth Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	66,585	$968,468	713,150	$11,236,519
Distributions reinvested	—	—	66,356	1,005,718
Repurchased	(122,100)	(1,727,398)	(469,310)	(7,039,213)
Net increase (decrease)	(55,515)	($758,930)	310,196	$5,203,024
Series II shares
Sold	290,465	$4,257,135	487,336	$7,811,464
Distributions reinvested	—	—	1,166,407	17,602,730
Repurchased	(1,071,248)	(15,601,776)	(1,876,321)	(30,505,334)
Net decrease	(780,783)	($11,344,641)	(222,578)	($5,091,140)
Series III shares
Sold	113,365	$1,664,010	31,020	$455,252
Distributions reinvested	—	—	200,784	3,043,562
Repurchased	(94,048)	(1,364,315)	(437,856)	(7,237,025)
Net increase (decrease)	19,317	$299,695	(206,052)	($3,738,211)
Total net decrease	(816,981)	($11,803,876)	(118,434)	($3,626,327)

American Growth Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	182,073	$4,190,985	538,767	$12,974,539
Distributions reinvested	—	—	286,911	6,565,818
Repurchased	(173,816)	(4,054,232)	(1,434,032)	(34,388,212)
Net increase (decrease)	8,257	$136,753	(608,354)	($14,847,855)
Series II shares
Sold	428,966	$9,960,305	378,456	$8,742,295
Distributions reinvested	—	—	1,764,482	40,139,746
Repurchased	(2,245,828)	(52,285,284)	(6,279,319)	(154,719,896)
Net decrease	(1,816,862)	($42,324,979)	(4,136,381)	($105,837,855)
Series III shares
Sold	83,200	$1,953,501	21,375	$480,525
Distributions reinvested	—	—	251,995	5,783,656
Repurchased	(187,727)	(4,382,219)	(801,991)	(19,889,743)
Net decrease	(104,527)	($2,428,718)	(528,621)	($13,625,562)
Total net decrease	(1,913,132)	($44,616,944)	(5,273,356)	($134,311,272)

American Growth-Income Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	104,513	$2,189,076	149,194	$3,478,099
Distributions reinvested	—	—	1,501,862	30,902,289
Repurchased	(479,286)	(9,943,446)	(1,430,586)	(33,758,744)
Net increase (decrease)	(374,773)	($7,754,370)	220,470	$621,644
Series II shares
Sold	—	—	783,335	$16,597,124
Distributions reinvested	—	—	3,965,420	81,319,369
Repurchased	(2,191,298)	($45,549,567)	(5,513,330)	(128,210,346)
Net decrease	(2,191,298)	($45,549,567)	(764,575)	($30,293,853)
Series III shares
Sold	30,917	$651,074	224,914	$4,713,183
Distributions reinvested	—	—	1,418,100	29,237,762
Repurchased	(514,985)	(10,793,497)	(1,773,454)	(41,638,891)
Net decrease	(484,068)	($10,142,423)	(130,440)	($7,687,946)
Total net decrease	(3,050,139)	($63,446,360)	(674,545)	($37,360,155)

American International Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	580,568	$9,697,306	1,654,096	$30,251,621
Distributions reinvested	—	—	61,190	1,076,950
Repurchased	(1,114,740)	(18,782,384)	(857,387)	(15,974,451)
Net increase (decrease)	(534,172)	($9,085,078)	857,899	$15,354,120
Series II shares
Sold	515,784	$8,787,737	1,305,098	$22,485,332
Distributions reinvested	—	—	235,581	4,143,903
Repurchased	(1,531,158)	(25,510,529)	(4,154,181)	(78,701,728)
Net decrease	(1,015,374)	($16,722,792)	(2,613,502)	($52,072,493)
Series III shares
Sold	83,576	$1,419,079	123,775	$2,125,481
Distributions reinvested	—	—	38,709	678,975
Repurchased	(122,095)	(2,040,746)	(397,412)	(7,557,531)
Net decrease	(38,519)	($621,667)	(234,928)	($4,753,075)
Total net decrease	(1,588,065)	($26,429,537)	(1,990,531)	($41,471,448)

143

PORTFOLIO SHARE TRANSACTIONs, CONTINUED

American New World Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	121,510	$1,316,751	1,609,353	$19,260,226
Distributions reinvested	—	—	252,444	2,737,868
Repurchased	(138,661)	(1,484,840)	(274,670)	(3,436,353)
Net increase (decrease)	(17,151)	($168,089)	1,587,127	$18,561,741
Series II shares
Sold	41,559	$449,322	204,171	$2,529,178
Distributions reinvested	—	—	541,636	5,862,000
Repurchased	(386,745)	(4,162,670)	(714,194)	(9,134,907)
Net increase (decrease)	(345,186)	($3,713,348)	31,613	($743,729)
Series III shares
Sold	2,017	$19,916	2,260	$25,884
Distributions reinvested	—	—	18,860	204,633
Repurchased	(4,803)	(51,725)	(22,825)	(296,007)
Net decrease	(2,786)	($31,809)	(1,705)	($65,490)
Total net increase (decrease)	(365,123)	($3,913,246)	1,617,035	$17,752,522

Blue Chip Growth Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	26,208	$782,085	152,786	$5,772,439
Distributions reinvested	—	—	1,861,210	56,524,937
Repurchased	(762,251)	(22,882,134)	(1,157,788)	(41,039,538)
Net increase (decrease)	(736,043)	($22,100,049)	856,208	$21,257,838
Series II shares
Sold	99,742	$2,978,238	391,885	$13,662,075
Distributions reinvested	—	—	826,404	24,726,008
Repurchased	(495,011)	(14,509,444)	(667,419)	(23,133,695)
Net increase (decrease)	(395,269)	($11,531,206)	550,870	$15,254,388
Series NAV shares
Sold	445,212	$13,520,219	438,549	$14,570,288
Distributions reinvested	—	—	7,499,890	227,696,659
Repurchased	(1,838,421)	(56,438,795)	(5,735,988)	(208,485,118)
Net increase (decrease)	(1,393,209)	($42,918,576)	2,202,451	$33,781,829
Total net increase (decrease)	(2,524,521)	($76,549,831)	3,609,529	$70,294,055

Capital Appreciation Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	59,975	$752,901	234,357	$3,695,985
Distributions reinvested	—	—	2,579,354	34,099,064
Repurchased	(1,048,287)	(13,702,185)	(1,903,516)	(29,249,713)
Net increase (decrease)	(988,312)	($12,949,284)	910,195	$8,545,336
Series II shares
Sold	105,724	$1,345,773	486,849	$7,320,563
Distributions reinvested	—	—	965,146	12,479,344
Repurchased	(672,646)	(8,623,838)	(1,119,865)	(17,239,440)
Net increase (decrease)	(566,922)	($7,278,065)	332,130	$2,560,467
Series NAV shares
Sold	521,195	$6,796,985	539,795	$8,384,298
Distributions reinvested	—	—	9,450,754	125,033,476
Repurchased	(1,121,119)	(14,878,933)	(10,410,295)	(164,623,592)
Net decrease	(599,924)	($8,081,948)	(419,746)	($31,205,818)
Total net increase (decrease)	(2,155,158)	($28,309,297)	822,579	($20,100,015)

Capital Appreciation Value Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	131,303	$1,531,755	244,861	$2,980,999
Distributions reinvested	—	—	56,065	627,093
Repurchased	(22,507)	(258,856)	(512,523)	(6,024,640)
Net increase (decrease)	108,796	$1,272,899	(211,597)	($2,416,548)
Series II shares
Sold	115,464	$1,282,445	379,355	$4,759,661
Distributions reinvested	—	—	4,182,351	46,605,664
Repurchased	(1,769,950)	(20,326,629)	(2,942,391)	(36,884,657)
Net increase (decrease)	(1,654,486)	($19,044,184)	1,619,315	$14,480,668
Series NAV shares
Sold	1,642,689	$19,131,955	1,077,246	$13,620,462
Distributions reinvested	—	—	546,226	6,107,286
Repurchased	(257,138)	(2,970,818)	(307,641)	(3,742,832)
Net increase	1,385,551	$16,161,137	1,315,831	$15,984,916
Total net increase (decrease)	(160,139)	($1,610,148)	2,723,549	$28,049,036

144

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Core Strategy Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	86,869	$1,235,725	232,408	$3,494,170
Distributions reinvested	—	—	498,609	7,059,975
Repurchased	(415,348)	(5,825,436)	(1,124,525)	(16,887,931)
Net decrease	(328,479)	($4,589,711)	(393,508)	($6,333,786)
Series II shares
Sold	885,531	$12,705,026	2,907,381	$44,100,653
Distributions reinvested	—	—	13,218,269	187,662,824
Repurchased	(10,956,159)	(153,131,890)	(21,466,426)	(321,596,574)
Net decrease	(10,070,628)	($140,426,864)	(5,340,776)	($89,833,097)
Series NAV shares
Sold	362,521	$5,083,513	725,405	$10,970,416
Distributions reinvested	—	—	637,756	9,041,577
Repurchased	(361,555)	(5,136,356)	(912,802)	(13,491,663)
Net increase (decrease)	966	($52,843)	450,359	$6,520,330
Total net decrease	(10,398,141)	($145,069,418)	(5,283,925)	($89,646,553)

Emerging Markets Value Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	47,930	$358,567	63,935	$527,052
Distributions reinvested	—	—	7,731	56,043
Repurchased	(54,475)	(408,630)	(82,613)	(671,687)
Net decrease	(6,545)	($50,063)	(10,947)	($88,592)
Series II shares
Sold	—	—	10,548	$100,000
Distributions reinvested	—	—	230	$1,662
Net increase	—	—	10,778	$101,662
Series NAV shares
Sold	2,462,917	$18,015,912	2,250,165	$18,601,107
Distributions reinvested	—	—	2,262,278	16,386,904
Repurchased	(545,103)	(3,964,804)	(3,269,255)	(30,453,181)
Net increase	1,917,814	$14,051,108	1,243,188	$4,534,830
Total net increase	1,911,269	$14,001,045	1,243,019	$4,547,900

Equity Income Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	13,405	$220,541	69,047	$1,247,984
Distributions reinvested	—	—	2,019,286	31,272,647
Repurchased	(1,174,108)	(18,649,939)	(2,497,095)	(44,659,531)
Net decrease	(1,160,703)	($18,429,398)	(408,762)	($12,138,900)
Series II shares
Sold	155,805	$2,459,507	250,166	$4,273,295
Distributions reinvested	—	—	1,043,660	16,091,481
Repurchased	(642,793)	(10,174,845)	(1,486,820)	(26,668,340)
Net decrease	(486,988)	($7,715,338)	(192,994)	($6,303,564)
Series NAV shares
Sold	321,715	$5,002,542	1,062,111	$18,890,871
Distributions reinvested	—	—	9,712,237	149,956,963
Repurchased	(8,456,440)	(135,875,783)	(8,099,831)	(146,062,959)
Net increase (decrease)	(8,134,725)	($130,873,241)	2,674,517	$22,784,875
Total net increase (decrease)	(9,782,416)	($157,017,977)	2,072,761	$4,342,411

Financial Industries Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	479,829	$4,982,610	1,353,083	$19,393,061
Distributions reinvested	—	—	3,745,712	41,647,793
Repurchased	(1,482,164)	(15,189,278)	(1,498,860)	(20,790,523)
Net increase (decrease)	(1,002,335)	($10,206,668)	3,599,935	$40,250,331
Series II shares
Sold	55,040	$556,678	189,014	$2,635,808
Distributions reinvested	—	—	569,717	6,281,894
Repurchased	(326,048)	(3,381,034)	(361,254)	(5,499,553)
Net increase (decrease)	(271,008)	($2,824,356)	397,477	$3,418,149
Series NAV shares
Sold	100,367	$1,047,911	238,517	$3,879,563
Distributions reinvested	—	—	670,886	7,439,658
Repurchased	(160,737)	(1,656,554)	(237,308)	(3,469,861)
Net increase (decrease)	(60,370)	($608,643)	672,095	$7,849,360
Total net increase (decrease)	(1,333,713)	($13,639,667)	4,669,507	$51,517,840

145

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Franklin Templeton Founding Allocation Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	9,570	$114,279	6,667	$82,423
Distributions reinvested	—	—	94,344	1,138,734
Repurchased	(172,410)	(2,038,263)	(326,905)	(4,245,424)
Net decrease	(162,840)	($1,923,984)	(225,894)	($3,024,267)
Series II shares
Sold	—	—	320,159	$4,017,539
Distributions reinvested	—	—	2,168,802	26,220,952
Repurchased	(4,388,004)	($51,511,976)	(11,495,229)	(149,457,874)
Net decrease	(4,388,004)	($51,511,976)	(9,006,268)	($119,219,383)
Series NAV shares
Sold	244,625	$2,889,558	668,161	$8,656,118
Distributions reinvested	—	—	117,993	1,424,183
Repurchased	(104,775)	(1,229,179)	(82,881)	(1,074,468)
Net increase	139,850	$1,660,379	703,273	$9,005,833
Total net decrease	(4,410,994)	($51,775,581)	(8,528,889)	($113,237,817)

Fundamental All Cap Core Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	227,599	$4,718,159	1,161,166	$27,151,281
Distributions reinvested	—	—	361,065	7,784,551
Repurchased	(784,181)	(16,318,371)	(921,679)	(21,254,112)
Net increase (decrease)	(556,582)	($11,600,212)	600,552	$13,681,720
Series II shares
Sold	22,205	$459,201	172,920	$4,041,167
Distributions reinvested	—	—	117,918	2,536,408
Repurchased	(210,302)	(4,283,064)	(560,835)	(13,011,370)
Net decrease	(188,097)	($3,823,863)	(269,997)	($6,433,795)
Series NAV shares
Sold	52,984	$1,046,254	216,106	$5,161,251
Distributions reinvested	—	—	3,097,189	67,054,149
Repurchased	(2,665,491)	(55,495,581)	(4,651,164)	(108,192,009)
Net decrease	(2,612,507)	($54,449,327)	(1,337,869)	($35,976,609)
Total net decrease	(3,357,186)	($69,873,402)	(1,007,314)	($28,728,684)

Fundamental Large Cap Value Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	259,727	$4,081,008	645,499	$11,331,705
Distributions reinvested	—	—	335,336	5,906,860
Repurchased	(1,918,690)	(30,627,969)	(3,666,568)	(64,588,293)
Net decrease	(1,658,963)	($26,546,961)	(2,685,733)	($47,349,728)
Series II shares
Sold	364,492	$5,874,525	271,194	$4,670,320
Distributions reinvested	—	—	107,195	1,900,761
Repurchased	(926,668)	(15,023,232)	(2,831,574)	(50,191,795)
Net decrease	(562,176)	($9,148,707)	(2,453,185)	($43,620,714)
Series NAV shares
Sold	522,826	$8,444,176	989,362	$17,301,361
Distributions reinvested	—	—	489,574	8,622,108
Repurchased	(831,219)	(13,666,635)	(7,528,471)	(134,982,375)
Net decrease	(308,393)	($5,222,459)	(6,049,535)	($109,058,906)
Total net decrease	(2,529,532)	($40,918,127)	(11,188,453)	($200,029,348)

Global Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	123,392	$2,167,458	157,042	$2,845,191
Distributions reinvested	—	—	169,136	3,126,911
Repurchased	(472,418)	(8,196,039)	(1,369,326)	(26,762,827)
Net decrease	(349,026)	($6,028,581)	(1,043,148)	($20,790,725)
Series II shares
Sold	53,284	$909,674	50,995	$971,823
Distributions reinvested	—	—	48,893	$900,473
Repurchased	(263,458)	($4,499,166)	(703,118)	($13,693,704)
Net decrease	(210,174)	($3,589,492)	(603,230)	($11,821,408)
Series NAV shares
Sold	65,461	$1,104,497	353,632	$6,751,708
Distributions reinvested	—	—	456,779	8,435,967
Repurchased	(626,294)	(11,245,714)	(3,294,545)	(65,233,051)
Net decrease	(560,833)	($10,141,217)	(2,484,134)	($50,045,376)
Total net decrease	(1,120,033)	($19,759,290)	(4,130,512)	($82,657,509)

146

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Health Sciences Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	159,064	$4,623,256	802,073	$29,482,994
Distributions reinvested	—	—	772,533	24,945,099
Repurchased	(917,655)	(25,996,521)	(1,019,968)	(34,113,973)
Net increase (decrease)	(758,591)	($21,373,265)	554,638	$20,314,120
Series II shares
Sold	154,408	$4,155,138	432,003	$15,195,699
Distributions reinvested	—	—	574,335	17,700,999
Repurchased	(551,687)	(14,937,389)	(856,418)	(29,395,091)
Net increase (decrease)	(397,279)	($10,782,251)	149,920	$3,501,607
Series NAV shares
Sold	151,209	$4,326,422	704,259	$25,268,211
Distributions reinvested	—	—	567,242	18,475,075
Repurchased	(350,436)	(10,135,335)	(584,783)	(20,650,498)
Net increase (decrease)	(199,227)	($5,808,913)	686,718	$23,092,788
Total net increase (decrease)	(1,355,097)	($37,964,429)	1,391,276	$46,908,515

International Core Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	80,432	$762,536	536,924	$5,874,150
Distributions reinvested	—	—	122,740	1,224,159
Repurchased	(353,433)	(3,287,111)	(745,726)	(8,051,809)
Net decrease	(273,001)	($2,524,575)	(86,062)	($953,500)
Series II shares
Sold	62,140	$586,576	346,235	$3,802,699
Distributions reinvested	—	—	47,556	$478,546
Repurchased	(225,083)	($2,141,894)	(341,725)	($3,709,115)
Net increase (decrease)	(162,943)	($1,555,318)	52,066	$572,130
Series NAV shares
Sold	473,003	$4,302,462	1,727,833	$18,897,060
Distributions reinvested	—	—	1,764,040	17,533,368
Repurchased	(1,837,681)	(17,581,976)	(11,087,648)	(125,688,107)
Net decrease	(1,364,678)	($13,279,514)	(7,595,775)	($89,257,679)
Total net decrease	(1,800,622)	($17,359,407)	(7,629,771)	($89,639,049)

International Equity Index Trust B	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,272,177	$17,946,948	2,013,164	$32,569,265
Distributions reinvested	—	—	455,620	6,814,690
Repurchased	(761,465)	(10,907,537)	(1,841,075)	(28,644,479)
Net increase	510,712	$7,039,411	627,709	$10,739,476
Series II shares
Sold	25,779	$369,269	65,786	$1,058,978
Distributions reinvested	—	—	25,682	$384,636
Repurchased	(77,789)	($1,101,334)	(352,671)	($5,575,221)
Net (decrease)	(52,010)	($732,065)	(261,203)	($4,131,607)
Series NAV shares
Sold	414,320	$5,841,468	1,430,706	$23,065,488
Distributions reinvested	—	—	543,427	8,128,295
Repurchased	(755,997)	(10,701,393)	(2,140,605)	(32,698,878)
Net decrease	(341,677)	($4,859,925)	(166,472)	($1,505,095)
Total net increase	117,025	$1,447,421	200,034	$5,102,774

International Growth Stock Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	81,390	$1,300,214	87,693	$1,494,967
Distributions reinvested	—	—	3,857	60,947
Repurchased	(49,956)	(803,349)	(26,177)	(445,779)
Net increase	31,434	$496,865	65,373	$1,110,135
Series II shares
Sold	54,620	$851,474	218,322	$3,697,086
Distributions reinvested	—	—	21,465	$339,052
Repurchased	(148,132)	($2,276,797)	(252,119)	($4,200,760)
Net decrease	(93,512)	($1,425,323)	(12,332)	($164,622)
Series NAV shares
Sold	345,544	$5,424,373	559,423	$9,690,913
Distributions reinvested	—	—	471,439	7,452,899
Repurchased	(1,379,754)	(21,870,137)	(5,120,755)	(88,122,554)
Net decrease	(1,034,210)	($16,445,764)	(4,089,893)	($70,978,742)
Total net decrease	(1,096,288)	($17,374,222)	(4,036,852)	($70,033,229)

147

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

International Small Company Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	165,094	$1,992,077	241,976	$3,106,843
Distributions reinvested	—	—	54,276	643,323
Repurchased	(202,747)	(2,384,721)	(622,582)	(7,652,577)
Net decrease	(37,653)	($392,644)	(326,330)	($3,902,411)
Series II shares
Sold	67,285	$785,006	209,657	$2,650,487
Distributions reinvested	—	—	29,490	$348,834
Repurchased	(211,043)	($2,515,032)	(382,346)	($4,698,088)
Net decrease	(143,758)	($1,730,026)	(143,199)	($1,698,767)
Series NAV shares
Sold	455,529	$5,464,531	895,997	$10,867,683
Distributions reinvested	—	—	80,335	952,566
Repurchased	(206,535)	(2,441,775)	(577,560)	(7,112,330)
Net increase	248,994	$3,022,756	398,772	$4,707,919
Total net increase (decrease)	67,583	$900,086	(70,757)	($893,259)

International Value Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	78,304	$879,069	166,599	$2,092,557
Distributions reinvested	—	—	136,370	1,602,486
Repurchased	(437,640)	(4,824,152)	(1,129,722)	(14,400,917)
Net decrease	(359,336)	($3,945,083)	(826,753)	($10,705,874)
Series II shares
Sold	160,081	$1,839,576	349,680	$4,449,972
Distributions reinvested	—	—	87,834	$1,031,176
Repurchased	(474,293)	($5,262,002)	(1,182,578)	($15,077,114)
Net decrease	(314,212)	($3,422,426)	(745,064)	($9,595,966)
Series NAV shares
Sold	1,077,751	$11,432,067	619,444	$7,550,240
Distributions reinvested	—	—	1,267,772	14,784,164
Repurchased	(3,720,133)	(43,174,526)	(10,725,526)	(142,947,065)
Net decrease	(2,642,382)	($31,742,459)	(8,838,310)	($120,612,661)
Total net decrease	(3,315,930)	($39,109,968)	(10,410,127)	($140,914,501)

Lifestyle Aggressive PS Series	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	13,866	$165,134	75,000	$993,681
Distributions reinvested	—	—	4,624	57,894
Repurchased	(14,974)	(180,297)	(39,372)	(515,706)
Net increase (decrease)	(1,108)	($15,163)	40,252	$535,869
Series II shares
Sold	22,803	$267,231	81,581	$1,065,178
Distributions reinvested	—	—	25,134	314,574
Repurchased	(57,362)	(685,085)	(204,609)	(2,643,654)
Net decrease	(34,559)	($417,854)	(97,894)	($1,263,902)
Series NAV shares
Sold	8,104	$99,120	34,127	$438,092
Distributions reinvested	—	—	1,414	17,710
Repurchased	(7,661)	(93,464)	(7,269)	(93,465)
Net increase	443	$5,656	28,272	$362,337
Total net decrease	(35,224)	($427,361)	(29,370)	($365,696)

Lifestyle Balanced PS Series	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	52,052	$708,417	431,731	$6,127,816
Distributions reinvested	—	—	90,295	1,237,784
Repurchased	(114,191)	(1,549,667)	(344,810)	(4,905,194)
Net increase (decrease)	(62,139)	($841,250)	177,216	$2,460,406
Series II shares
Sold	3,623,307	$49,009,256	4,357,786	$62,059,934
Distributions reinvested	—	—	2,669,839	36,641,992
Repurchased	(5,579,607)	(75,053,108)	(6,435,511)	(91,067,709)
Net increase (decrease)	(1,956,300)	($26,043,852)	592,114	$7,634,217
Series NAV shares
Sold	522,024	$7,092,474	1,153,892	$16,430,057
Distributions reinvested	—	—	131,378	1,798,733
Repurchased	(101,431)	(1,389,481)	(132,981)	(1,894,714)
Net increase	420,593	$5,702,993	1,152,289	$16,334,076
Total net increase (decrease)	(1,597,846)	($21,182,109)	1,921,619	$26,428,699

148

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Lifestyle Conservative PS Series	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	75,264	$976,648	200,584	$2,694,894
Distributions reinvested	—	—	24,053	311,521
Repurchased	(66,758)	(865,326)	(179,972)	(2,424,983)
Net increase	8,506	$111,322	44,665	$581,432
Series II shares
Sold	1,714,668	$22,225,835	1,916,832	$25,713,411
Distributions reinvested	—	—	505,275	6,555,023
Repurchased	(1,106,610)	(14,496,381)	(2,495,854)	(33,460,470)
Net increase (decrease)	608,058	$7,729,454	(73,747)	($1,192,036)
Series NAV shares
Sold	34,877	$457,082	85,045	$1,142,726
Distributions reinvested	—	—	2,488	32,300
Repurchased	(8,538)	(110,670)	(60,156)	(794,963)
Net increase	26,339	$346,412	27,377	$380,063
Total net increase (decrease)	642,903	$8,187,188	(1,705)	($230,541)

Lifestyle Growth PS Series	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	237,860	$3,431,215	669,098	$9,990,252
Distributions reinvested	—	—	111,863	1,602,966
Repurchased	(98,977)	(1,396,213)	(504,487)	(7,566,797)
Net increase	138,883	$2,035,002	276,474	$4,026,421
Series II shares
Sold	7,669,845	$108,638,261	14,721,960	$219,100,393
Distributions reinvested	—	—	5,143,179	73,732,707
Repurchased	(13,840,201)	(193,364,430)	(12,309,528)	(180,528,698)
Net increase (decrease)	(6,170,356)	($84,726,169)	7,555,611	$112,304,402
Series NAV shares
Sold	618,962	$8,722,793	1,257,836	$18,838,495
Distributions reinvested	—	—	78,848	1,129,830
Repurchased	(28,693)	(400,265)	(36,882)	(551,040)
Net increase	590,269	$8,322,528	1,299,802	$19,417,285
Total net increase (decrease)	(5,441,204)	($74,368,639)	9,131,887	$135,748,108

Lifestyle Moderate PS Series	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	111,251	$1,499,449	183,080	$2,564,043
Distributions reinvested	—	—	27,733	374,100
Repurchased	(70,045)	(928,127)	(132,489)	(1,856,994)
Net increase	41,206	$571,322	78,324	$1,081,149
Series II shares
Sold	2,006,735	$26,696,644	1,581,056	$22,130,094
Distributions reinvested	—	—	929,459	12,555,899
Repurchased	(2,414,605)	(31,978,265)	(2,895,254)	(40,400,761)
Net decrease	(407,870)	($5,281,621)	(384,739)	($5,714,768)
Series NAV shares
Sold	176,477	$2,377,111	341,168	$4,765,225
Distributions reinvested	—	—	21,757	293,193
Repurchased	(20,316)	(268,566)	(24,500)	(343,034)
Net increase	156,161	$2,108,545	338,425	$4,715,384
Total net increase (decrease)	(210,503)	($2,601,754)	32,010	$81,765

Mid Cap Index Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,369,372	$27,309,498	2,148,027	$47,906,546
Distributions reinvested	—	—	3,230,404	63,405,793
Repurchased	(1,126,897)	(22,511,778)	(2,231,813)	(48,444,918)
Net increase	242,475	$4,797,720	3,146,618	$62,867,421
Series II shares
Sold	45,987	$905,354	183,234	$4,061,201
Distributions reinvested	—	—	308,014	6,013,037
Repurchased	(210,526)	(4,133,645)	(486,891)	(10,743,016)
Net increase (decrease)	(164,539)	($3,228,291)	4,357	($668,778)
Series NAV shares
Sold	949,428	$19,147,648	1,676,399	$38,268,753
Distributions reinvested	—	—	571,843	11,221,024
Repurchased	(1,003,472)	(19,732,776)	(1,669,854)	(35,205,204)
Net increase (decrease)	(54,044)	($585,128)	578,388	$14,284,573
Total net increase	23,892	$984,301	3,729,363	$76,483,216

149

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Mid Cap Stock Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	93,070	$1,325,459	144,444	$2,472,707
Distributions reinvested	—	—	2,428,593	36,356,040
Repurchased	(878,194)	(12,239,773)	(1,485,778)	(26,898,710)
Net increase (decrease)	(785,124)	($10,914,314)	1,087,259	$11,930,037
Series II shares
Sold	23,613	$314,539	422,972	$7,094,367
Distributions reinvested	—	—	1,406,913	20,132,925
Repurchased	(772,235)	(10,332,605)	(1,019,597)	(17,585,506)
Net increase (decrease)	(748,622)	($10,018,066)	810,288	$9,641,786
Series NAV shares
Sold	260,018	$3,627,495	586,074	$10,750,201
Distributions reinvested	—	—	6,961,495	105,188,192
Repurchased	(1,336,904)	(19,474,285)	(4,473,514)	(85,257,004)
Net increase (decrease)	(1,076,886)	($15,846,790)	3,074,055	$30,681,389
Total net increase (decrease)	(2,610,632)	($36,779,170)	4,971,602	$52,253,212

Mid Value Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	977,623	$11,268,634	427,756	$5,561,147
Distributions reinvested	—	—	5,719,779	60,261,049
Repurchased	(1,666,248)	(18,198,933)	(5,214,947)	(66,366,461)
Net increase (decrease)	(688,625)	($6,930,299)	932,588	($544,265)
Series II shares
Sold	247,382	$2,869,559	57,951	$710,590
Distributions reinvested	—	—	1,177,341	12,398,213
Repurchased	(391,169)	(4,360,437)	(1,130,851)	(15,081,066)
Net increase (decrease)	(143,787)	($1,490,878)	104,441	($1,972,263)
Series NAV shares
Sold	320,771	$3,604,280	667,942	$9,048,049
Distributions reinvested	—	—	8,076,421	84,777,793
Repurchased	(4,570,302)	(50,936,838)	(5,142,151)	(69,863,730)
Net increase (decrease)	(4,249,531)	($47,332,558)	3,602,212	$23,962,112
Total net increase (decrease)	(5,081,943)	($55,753,735)	4,639,241	$21,445,584

Mutual Shares Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	4,310	$49,322	530,522	$6,137,893
Distributions reinvested	—	—	1,756,166	20,716,912
Repurchased	(781,712)	(9,215,487)	(1,934,792)	(26,637,644)
Net increase (decrease)	(777,402)	($9,166,165)	351,896	$217,161
Series NAV shares
Sold	—	—	56,483	$667,065
Distributions reinvested	—	—	3,719,181	43,875,722
Repurchased	(1,612,521)	($18,828,288)	(3,932,296)	(53,986,164)
Net decrease	(1,612,521)	($18,828,288)	(156,632)	($9,443,377)
Total net increase (decrease)	(2,389,923)	($27,994,453)	195,264	($9,226,216)

Real Estate Securities Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	48,472	$903,866	183,178	$3,287,637
Distributions reinvested	—	—	99,481	1,710,648
Repurchased	(390,921)	(7,212,476)	(1,102,814)	(19,664,072)
Net decrease	(342,449)	($6,308,610)	(820,155)	($14,665,787)
Series II shares
Sold	124,683	$2,383,239	379,619	$6,887,684
Distributions reinvested	—	—	55,435	953,383
Repurchased	(285,750)	(5,246,553)	(1,099,607)	(19,606,427)
Net decrease	(161,067)	($2,863,314)	(664,553)	($11,765,360)
Series NAV shares
Sold	209,529	$3,886,353	1,006,831	$17,994,079
Distributions reinvested	—	—	313,408	5,361,772
Repurchased	(823,682)	(15,016,397)	(2,136,142)	(37,903,250)
Net decrease	(614,153)	($11,130,044)	(815,903)	($14,547,399)
Total net decrease	(1,117,669)	($20,301,968)	(2,300,611)	($40,978,546)

150

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Science & Technology Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	375,440	$8,492,251	1,267,597	$32,854,144
Distributions reinvested	—	—	3,266,140	70,613,953
Repurchased	(1,292,463)	(29,087,185)	(1,670,266)	(43,148,788)
Net increase (decrease)	(917,023)	($20,594,934)	2,863,471	$60,319,309
Series II shares
Sold	29,052	$647,410	217,979	$5,366,421
Distributions reinvested	—	—	350,225	7,354,718
Repurchased	(198,102)	(4,333,502)	(423,499)	(11,055,942)
Net increase (decrease)	(169,050)	($3,686,092)	144,705	$1,665,197
Series NAV shares
Sold	110,799	$2,515,534	286,912	$7,715,621
Distributions reinvested	—	—	207,782	4,523,412
Repurchased	(80,664)	(1,818,281)	(130,668)	(3,416,397)
Net increase	30,135	$697,253	364,026	$8,822,636
Total net increase (decrease)	(1,055,938)	($23,583,773)	3,372,202	$70,807,142

Small Cap Growth Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	391,698	$2,988,166	874,560	$9,995,431
Distributions reinvested	—	—	2,254,736	20,495,548
Repurchased	(1,273,150)	(9,841,173)	(2,026,898)	(21,419,716)
Net increase (decrease)	(881,452)	($6,853,007)	1,102,398	$9,071,263
Series II shares
Sold	111,991	$849,074	779,288	$8,231,774
Distributions reinvested	—	—	762,836	6,667,182
Repurchased	(540,819)	(3,900,264)	(687,021)	(7,292,599)
Net increase (decrease)	(428,828)	($3,051,190)	855,103	$7,606,357
Series NAV shares
Sold	1,108,430	$8,426,414	1,613,605	$15,171,667
Distributions reinvested	—	—	6,370,152	58,414,290
Repurchased	(782,133)	(6,190,642)	(3,498,816)	(40,842,809)
Net increase	326,297	$2,235,772	4,484,941	$32,743,148
Total net increase (decrease)	(983,983)	($7,668,425)	6,442,442	$49,420,768

Small Cap Index Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	955,075	$12,233,831	1,860,584	$27,765,330
Distributions reinvested	—	—	2,089,394	27,800,560
Repurchased	(941,004)	(12,085,665)	(2,006,680)	(29,536,879)
Net increase	14,071	$148,166	1,943,298	$26,029,011
Series II shares
Sold	19,795	$256,060	49,453	$709,277
Distributions reinvested	—	—	310,426	4,104,906
Repurchased	(179,401)	(2,275,131)	(698,649)	(10,356,354)
Net decrease	(159,606)	($2,019,071)	(338,770)	($5,542,171)
Series NAV shares
Sold	309,894	$3,971,276	1,181,445	$18,185,191
Distributions reinvested	—	—	693,665	9,244,958
Repurchased	(392,796)	(5,067,795)	(1,439,418)	(20,562,482)
Net increase (decrease)	(82,902)	($1,096,519)	435,692	$6,867,667
Total net increase (decrease)	(228,437)	($2,967,424)	2,040,220	$27,354,507

Small Cap Opportunities Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	8,256	$239,580	39,665	$1,252,006
Distributions reinvested	—	—	132,579	3,807,671
Repurchased	(237,919)	(6,713,778)	(462,658)	(14,541,280)
Net decrease	(229,663)	($6,474,198)	(290,414)	($9,481,603)
Series II shares
Sold	18,373	$508,211	90,783	$2,825,823
Distributions reinvested	—	—	55,087	1,560,627
Repurchased	(155,392)	(4,385,638)	(260,961)	(8,077,364)
Net decrease	(137,019)	($3,877,427)	(115,091)	($3,690,914)
Series NAV shares
Sold	66,385	$1,834,394	88,135	$2,741,082
Distributions reinvested	—	—	136,599	3,905,359
Repurchased	(198,072)	(5,807,697)	(1,155,159)	(36,259,853)
Net decrease	(131,687)	($3,973,303)	(930,425)	($29,613,412)
Total net decrease	(498,369)	($14,324,928)	(1,335,930)	($42,785,929)

151

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Small Cap Value Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	362,342	$7,549,203	926,070	$21,221,240
Distributions reinvested	—	—	2,650,452	51,738,732
Repurchased	(825,850)	(16,576,696)	(1,822,292)	(42,289,278)
Net increase (decrease)	(463,508)	($9,027,493)	1,754,230	$30,670,694
Series II shares
Sold	145,370	$3,020,433	206,556	$4,634,513
Distributions reinvested	—	—	289,105	5,608,772
Repurchased	(182,719)	(3,611,150)	(468,988)	(10,993,641)
Net increase (decrease)	(37,349)	($590,717)	26,673	($750,356)
Series NAV shares
Sold	191,211	$3,808,332	525,949	$12,198,965
Distributions reinvested	—	—	2,502,841	48,768,566
Repurchased	(946,199)	(19,863,516)	(2,032,702)	(46,718,631)
Net increase (decrease)	(754,988)	($16,055,184)	996,088	$14,248,900
Total net increase (decrease)	(1,255,845)	($25,673,394)	2,776,991	$44,169,238

Small Company Growth Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,132	$27,825	—	—
Distributions reinvested	—	—	13,446	$370,025
Repurchased	(236,434)	(6,516,985)	(738,619)	(21,550,458)
Net decrease	(235,302)	($6,489,160)	(725,173)	($21,180,433)

Small Company Value Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	51,140	$1,070,867	33,869	$743,346
Distributions reinvested	—	—	489,096	9,613,168
Repurchased	(242,281)	(4,818,617)	(474,686)	(11,160,185)
Net increase (decrease)	(191,141)	($3,747,750)	48,279	($803,671)
Series II shares
Sold	49,090	$1,012,266	89,723	$1,976,583
Distributions reinvested	—	—	407,648	7,892,014
Repurchased	(172,135)	(3,376,637)	(452,955)	(10,375,595)
Net increase (decrease)	(123,045)	($2,364,371)	44,416	($506,998)
Series NAV shares
Sold	62,990	$1,234,514	92,522	$2,192,913
Distributions reinvested	—	—	1,593,584	31,260,908
Repurchased	(890,655)	(18,346,117)	(1,224,054)	(27,765,761)
Net increase (decrease)	(827,665)	($17,111,603)	462,052	$5,688,060
Total net increase (decrease)	(1,141,851)	($23,223,724)	554,747	$4,377,391

Strategic Equity Allocation Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	3,544,521	$52,667,596	15,919,799	$280,757,332
Distributions reinvested	—	—	36,852,938	588,655,401
Repurchased	(32,801,281)	(525,047,362)	(86,761,139)	(1,516,117,582)
Net decrease	(29,256,760)	($472,379,766)	(33,988,402)	($646,704,849)

Total Stock Market Index Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	981,119	$17,076,253	2,292,126	$41,936,087
Distributions reinvested	—	—	1,135,428	19,605,517
Repurchased	(1,643,831)	(28,627,785)	(3,573,713)	(64,971,958)
Net decrease	(662,712)	($11,551,532)	(146,159)	($3,430,354)
Series II shares
Sold	4,080	$66,451	92,532	$1,700,956
Distributions reinvested	—	—	87,962	1,510,441
Repurchased	(118,957)	(2,059,194)	(425,386)	(7,721,213)
Net decrease	(114,877)	($1,992,743)	(244,892)	($4,509,816)
Series NAV shares
Sold	222,154	$3,838,086	646,802	$11,891,660
Distributions reinvested	—	—	241,100	4,165,696
Repurchased	(147,709)	(2,572,180)	(392,737)	(7,186,418)
Net increase	74,445	$1,265,906	495,165	$8,870,938
Total net increase (decrease)	(703,144)	($12,278,369)	104,114	$930,768

152

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

U.S. Equity Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	108,981	$2,086,206	52,962	$1,022,085
Distributions reinvested	—	—	126,986	2,446,878
Repurchased	(512,211)	(9,761,945)	(899,017)	(17,494,524)
Net decrease	(403,230)	($7,675,739)	(719,069)	($14,025,561)
Series II shares
Sold	1,738	$32,444	46,540	$846,450
Distributions reinvested	—	—	6,730	129,785
Repurchased	(17,829)	(333,495)	(125,065)	(2,415,790)
Net decrease	(16,091)	($301,051)	(71,795)	($1,439,555)
Series NAV shares
Sold	54,344	$1,002,691	83,755	$1,595,025
Distributions reinvested	—	—	624,691	12,035,232
Repurchased	(2,601,382)	(49,496,362)	(5,433,643)	(106,197,328)
Net decrease	(2,547,038)	($48,493,671)	(4,725,197)	($92,567,071)
Total net decrease	(2,966,359)	($56,470,461)	(5,516,061)	($108,032,187)

Utilities Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	515,576	$6,663,730	262,071	$3,917,387
Distributions reinvested	—	—	3,511,774	45,797,552
Repurchased	(1,714,942)	(21,166,708)	(6,125,993)	(91,071,252)
Net decrease	(1,199,366)	($14,502,978)	(2,352,148)	($41,356,313)
Series II shares
Sold	94,465	$1,220,754	95,107	$1,403,361
Distributions reinvested	—	—	176,373	2,277,667
Repurchased	(151,745)	(1,914,811)	(432,905)	(6,552,829)
Net decrease	(57,280)	($694,057)	(161,425)	($2,871,801)
Series NAV shares
Sold	90,476	$1,123,386	260,892	$3,700,466
Distributions reinvested	—	—	357,377	4,653,713
Repurchased	(476,040)	(6,175,520)	(545,771)	(7,342,974)
Net increase (decrease)	(385,564)	($5,052,134)	72,498	$1,011,205
Total net decrease	(1,642,210)	($20,249,169)	(2,441,075)	($43,216,909)

Value Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	120,002	$2,380,262	375,911	$9,050,918
Distributions reinvested	—	—	3,584,872	75,488,603
Repurchased	(1,889,933)	(37,244,902)	(2,785,898)	(66,992,638)
Net increase (decrease)	(1,769,931)	($34,864,640)	1,174,885	$17,546,883
Series II shares
Sold	26,235	$511,247	92,573	$2,286,542
Distributions reinvested	—	—	183,203	3,837,095
Repurchased	(122,528)	(2,400,743)	(269,897)	(6,771,845)
Net increase (decrease)	(96,293)	($1,889,496)	5,879	($648,208)
Series NAV shares
Sold	85,516	$1,634,296	489,425	$10,911,381
Distributions reinvested	—	—	202,005	4,249,880
Repurchased	(349,806)	(7,033,718)	(144,136)	(3,664,223)
Net increase (decrease)	(264,290)	($5,399,422)	547,294	$11,497,038
Total net increase (decrease)	(2,130,514)	($42,153,558)	1,728,058	$28,395,713

Affiliates of the Trust owned shares of beneficial interest of the following portfolio on June 30, 2016:

PORTFOLIO	SERIES	% BY SERIES
Emerging Markets Value Trust	II	98%

For portfolios with Series NAV shares, affiliates of the Trust owned 100% of the shares of beneficial interest.

7.  PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations are aggregated below for the six months ended June 30, 2016:

	Purchases		Sales
Portfolio	U.S. Government	Other Issuers	U.S. Government	Other Issuers
500 Index Trust B	—	$179,353,619	—	$79,261,528
All Cap Core Trust	—	309,485,773	—	320,874,324
Alpha Opportunities Trust	—	291,455,245	—	344,203,564
American Asset Allocation Trust	—	40,837,103	—	83,544,501
American Global Growth Trust	—	24,898,975	—	18,355,231
American Growth Trust	—	92,296,552	—	59,564,575

153

PURCHASE AND SALE OF SECURITIES, CONTINUED

	Purchases		Sales
Portfolio	U.S. Government	Other Issuers	U.S. Government	Other Issuers
American Growth-Income Trust	—	$119,180,350	—	$66,536,882
American International Trust	—	58,243,724	—	42,394,251
American New World Trust	—	1,079,724	—	5,190,018
Blue Chip Growth Trust	—	239,442,177	—	313,132,530
Capital Appreciation Trust	—	129,364,240	—	180,201,269
Capital Appreciation Value Trust	—	94,308,053	—	95,008,395
Core Strategy Trust	—	12,260,451	—	162,290,846
Emerging Markets Value Trust	—	101,924,848	—	84,630,101
Equity Income Trust	—	184,740,438	—	341,317,031
Financial Industries Trust	—	17,609,746	—	25,679,541
Franklin Templeton Founding Allocation Trust	—	—	—	53,258,415
Fundamental All Cap Core Trust	—	159,121,679	—	275,091,468
Fundamental Large Cap Value Trust	—	123,549,958	—	186,538,420
Global Trust	—	67,602,619	—	80,761,217
Health Science Trust	—	33,378,746	—	69,389,597
International Core Trust	—	138,440,452	—	139,030,271
International Equity Index Trust B	—	23,958,102	—	25,223,322
International Growth Stock Trust	—	28,395,211	—	49,040,634
International Small Company Trust	—	8,801,361	—	6,527,684
International Value Trust	—	114,573,563	—	121,142,383
Lifestyle Aggressive PS Series	—	467,146	—	899,459
Lifestyle Balanced PS Series	—	50,228,760	—	72,788,776
Lifestyle Conservative PS Series	—	22,244,410	—	14,372,500
Lifestyle Growth PS Series	—	112,679,365	—	189,835,773
Lifestyle Moderate PS Series	—	28,288,406	—	31,387,333
Mid Cap Index Trust	—	128,692,683	—	120,376,293
Mid Cap Stock Trust	—	247,742,837	—	292,175,585
Mid Value Trust	—	219,711,431	—	537,820,796
Mutual Shares Trust	—	47,382,331	—	75,305,179
Real Estate Securities Trust	—	287,524,345	—	298,705,082
Science & Technology Trust	—	250,203,224	—	275,028,738
Small Cap Growth Trust	—	194,352,338	—	199,555,980
Small Cap Index Trust	—	55,399,692	—	70,574,752
Small Cap Opportunities Trust	—	35,284,821	—	50,324,816
Small Cap Value Trust	—	49,902,516	—	73,990,986
Small Company Growth Trust	—	14,103,739	—	20,489,820
Small Company Value Trust	—	30,091,384	—	48,160,075
Strategic Equity Allocation Trust	—	417,320,083	—	789,701,350
Total Stock Market Index Trust	—	7,616,041	—	14,087,504
U.S. Equity Trust	—	292,221,291	—	354,785,247
Utilities Trust	—	45,619,282	—	79,417,081
Value Trust	—	71,441,121	—	108,285,372

8.  INVESTMENT BY AFFILIATED FUNDS Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated portfolios do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the portfolio’s net assets. The following portfolios had an affiliate ownership of 5% or more of the portfolio’s net assets:

Portfolio	Affiliated Concentration
All Cap Core Trust	67.6%
Alpha Opportunities Trust	99.0%
Blue Chip Growth Trust	36.0%
Capital Appreciation Trust	54.3%
Emerging Markets Value Trust	88.5%
Equity Income	51.5%
Fundamental Large Cap Value Trust	45.9%
Global Trust	60.6%
International Core Trust	85.4%
International Value Trust	67.5%
International Growth Stock Trust	84.1%
Mid Cap Stock Trust	41.3%
Mid Value Trust	38.0%
Mutual Shares Trust	67.0%
Small Cap Growth Trust	34.9%
Small Cap Opportunities Trust	30.1%
Small Cap Value Trust	19.8%
Small Company Growth Trust	100.0%
Small Company Value Trust	52.7%
Strategic Equity Allocation Trust	100.0%
U.S. Equity Trust	79.4%

154

9.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS Core Strategy Trust, Franklin Templeton Founding Allocation Trust, Lifestyle Aggressive PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolio’s investment may represent a significant portion of each underlying fund’s net assets. At June 30, 2016, the following portfolios held 5% or more of the net assets of the underlying funds shown below:

Portfolio	Affiliate Series NAV	Percentage of Underlying Portfolio’s Net Assets
Core Strategy Trust	Strategic Equity Allocation Trust	26.2%
	Bond Trust	12.0%

Franklin Templeton Founding Allocation Trust	Income Trust	100.0%
	Mutual Shares Trust	67.0%
	Global Trust	60.6%

Lifestyle Balance PS Series	Bond Trust	5.5%
	Strategic Equity Allocation Trust	5.1%

Lifestyle Growth PS Series	Strategic Equity Allocation Trust	14.3%
	Bond Trust	6.4%

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Core Strategy Trust
Bond Trust	82,607,762	769,060	(6,492,470)	76,884,352	—	—	($2,703,999)	$1,074,074,393
Strategic Equity Allocation Trust	158,519,724	109,651	(4,594,218)	154,035,157	—	—	13,898,647	2,515,394,115
					—	—	$11,194,648	$3,589,468,508
Franklin Templeton Founding Allocation Trust
Global Trust	19,427,293	—	(472,166)	18,955,127	—	—	$762,940	$332,093,827
Income Trust	32,757,295	—	(2,430,522)	30,326,773	—	—	(2,469,717)	343,602,334
Mutual Shares Trust	29,767,896	—	(1,612,521)	28,155,375	—	—	914,062	345,748,008
					—	—	($792,715)	$1,021,444,169
Lifestyle Aggressive PS Series
Strategic Equity Allocation Trust	1,056,699	11,009	(30,018)	1,037,690	—	—	($42,512)	$16,945,484

Lifestyle Balanced PS Series
Bond Trust	36,773,458	2,366,107	(3,843,666)	35,295,899	—	—	($50,474)	$493,083,705
Strategic Equity Allocation Trust	30,214,068	1,199,623	(1,315,549)	30,098,142	—	—	(8,975)	491,502,659
					—	—	($59,449)	$984,586,364
Lifestyle Conservative PS Series
Bond Trust	11,446,987	1,042,985	(642,146)	11,847,826	—	—	$58,074	$165,514,134
Strategic Equity Allocation Trust	2,340,516	538,351	(354,572)	2,524,295	—	—	(383,331)	41,221,730
					—	—	($325,257)	$206,735,864
Lifestyle Growth PS Series
Bond Trust	44,622,699	7,404,403	(10,946,650)	41,080,452	—	—	$6,949	$573,893,909
Strategic Equity Allocation Trust	85,810,005	767,279	(2,617,183)	83,960,101	—	—	(327,686)	1,371,068,452
					—	—	($320,737)	$1,944,962,361
Lifestyle Moderate PS Series
Bond Trust	14,527,898	1,243,896	(1,667,096)	14,104,698	—	—	($44,156)	$197,042,628
Strategic Equity Allocation Trust	7,926,674	743,999	(563,727)	8,106,946	—	—	(250,449)	132,386,429
					—	—	($294,605)	$329,429,057

10.  INTERFUND TRADING The portfolios are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the portfolios from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the period ended June 30, 2016 the portfolios engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:

Fund	Purchases	Sales
Blue Chip Growth Trust	—	$181,350
Capital Appreciation Trust	$221,469	—
Capital Appreciation Value Trust	—	165,648
Equity Income Trust	582,578	—
Health Sciences Trust	82,818	—
Mid Value Trust	896,360	268,681
Small Cap Opportunities Trust	893,278	—
Small Company Growth Trust	—	1,356,077
Utilities Trust	195,409	108,100

155

11.  DIRECT PLACEMENT SECURITIES The portfolios may hold private placement securities which are restricted as to resale and the portfolio has limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at June 30, 2016:

Portfolio	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share/par amount		Ending share/par amount		Value as a percentage of portfolio’s net assets	Value as of 6-30-16
Alpha Opportunities Trust	Birst, Inc., Series F	3/3/2015	$269,102	46,072		46,072		0.0%*	$241,417
Alpha Opportunities Trust	Cloudera, Inc., Series F	2/5/2014	229,626	15,771		15,771		0.1%	323,621
Alpha Opportunities Trust	DocuSign, Inc., Series B	2/28/2014	11,360	865		865		0.0%*	14,169
Alpha Opportunities Trust	DocuSign, Inc., Series B1	3/3/2014	3,401	259		259		0.0%*	4,242
Alpha Opportunities Trust	DocuSign, Inc., Series D	3/3/2014	8,155	621		621		0.0%*	10,172
Alpha Opportunities Trust	DocuSign, Inc., Series E	3/3/2014	211,051	16,071		16,071		0.0%*	263,243
Alpha Opportunities Trust	DocuSign, Inc., Series F	4/30/2015	40,229	2,107		2,107		0.0%*	34,513
Alpha Opportunities Trust	DraftKings, Inc.	12/22/2015	48,473	48,473		48,473		0.0%*	48,473
Alpha Opportunities Trust	DraftKings, Inc., Series C	12/4/2014	135,907	75,450		75,450		0.0%*	154,673
Alpha Opportunities Trust	Dropbox, Inc., Series C	1/28/2014	208,108	10,895		10,895		0.0%*	115,269
Alpha Opportunities Trust	Essence Group Holdings Corp.	5/1/2014	321,999	203,629		203,629		0.1%	458,165
Alpha Opportunities Trust	Forward Venture	11/20/2014	446,608	14,346		14,346		0.1%	472,844
Alpha Opportunities Trust	Jand, Inc., Class A	4/23/2015	40,141	3,495		3,495		0.0%*	39,424
Alpha Opportunities Trust	Jand, Inc., Series D	4/23/2015	89,643	7,805		7,805		0.0%*	86,636
Alpha Opportunities Trust	Lithium Technology Corp.	8/18/2014	578,207	118,631		118,631		0.1%	529,094
Alpha Opportunities Trust	Lookout, Inc., Series F	7/31/2014	287,565	25,174		25,174		0.0%*	189,057
Alpha Opportunities Trust	MarkLogic Corp., Series F	4/27/2015	358,170	30,839		30,839		0.1%	314,249
Alpha Opportunities Trust	Nutanix, Inc.	8/25/2014	430,389	32,127		32,127		0.1%	415,081
Alpha Opportunities Trust	Pinterest, Inc., Series G	3/16/2015	1,163,695	162,095	**	162,095	**	0.2%	987,159
Alpha Opportunities Trust	Redfin Corp.	12/15/2014	257,887	78,202		78,202		0.0%*	253,374
Alpha Opportunities Trust	The Honest Company, Inc. (Common Stock)	8/20/2014	103,927	3,841		3,841		0.0%*	170,925
Alpha Opportunities Trust	The Honest Company, Inc. (Preferred Stock)	8/20/2014	242,515	8,963		8,963		0.1%	398,854
Alpha Opportunities Trust	Uber Technologies, Inc.	6/5/2014	2,206,328	142,224		142,224		1.1%	6,936,577
Alpha Opportunities Trust	Veracode, Inc.	8/26/2014	345,534	18,712		18,712		0.1%	384,719
Alpha Opportunities Trust	WeWork Companies, Inc., Class A	12/8/2014	42,527	2,554		2,554		0.0%*	128,191
Alpha Opportunities Trust	WeWork Companies, Inc., Series D1	12/8/2014	211,370	12,694		12,694		0.1%	637,140
Alpha Opportunities Trust	WeWork Companies, Inc., Series D2	12/8/2014	166,079	9,974		9,974		0.1%	500,618
Alpha Opportunities Trust	Zuora, Inc., Series F	1/15/2015	379,546	99,899		99,899		0.1%	368,627
									$14,480,526

Health Sciences Trust	Acerta Pharma BV, Class B	2/8/2016	$128,018	—		4,276,305		0.1%	$317,729
	Bought: 4,276,305 shares
Health Sciences Trust	Audentes Therapeutics, Inc., Series C	10/8/2015	105,311	15,628		15,628		0.0%*	84,235
Health Sciences Trust	Doximity, Inc.	4/10/2014	152,390	31,611		31,611		0.0%*	129,605
Health Sciences Trust	Jand, Inc., Class A	4/23/2015	170,752	14,867		14,867		0.1%	167,700
Health Sciences Trust	Jand, Inc., Series D	4/23/2015	381,289	33,198		33,198		0.1%	368,498
Health Sciences Trust	Ovid Therapeutics, Inc., Series B	8/10/2015	85,638	13,746		13,746		0.0%*	55,671
Health Sciences Trust	RPI International Holdings LP	5/21/2015	360,302	3,056		3,056		0.1%	354,196
									$1,477,634

Mid Cap Stock Trust	Birst, Inc., Series F	3/3/2015	$1,916,989	328,201		328,201		0.2%	$1,719,773
Mid Cap Stock Trust	DocuSign, Inc., Series B	2/28/2014	81,224	6,185		6,185		0.0%*	101,310
Mid Cap Stock Trust	DocuSign, Inc., Series B1	3/3/2014	24,334	1,853		1,853		0.0%*	30,352
Mid Cap Stock Trust	DocuSign, Inc., Series D	3/3/2014	58,374	4,445		4,445		0.0%*	72,809
Mid Cap Stock Trust	DocuSign, Inc., Series E	2/28/2014	1,509,583	114,951		114,951		0.3%	1,882,897
Mid Cap Stock Trust	DocuSign, Inc., Series F	4/30/2015	291,895	15,288		15,288		0.0%*	250,417
Mid Cap Stock Trust	DraftKings, Inc.	12/22/2015	396,255	396,255		396,255		0.1%	396,255
Mid Cap Stock Trust	DraftKings, Inc., Series C	12/4/2014	975,827	541,740		541,740		0.2%	1,110,567
Mid Cap Stock Trust	Essence Group Holdings Corp.	5/1/2014	2,308,001	1,459,559		1,459,559		0.5%	3,284,008
Mid Cap Stock Trust	Forward Venture	11/20/2014	3,219,745	103,425		103,425		0.5%	3,408,888
Mid Cap Stock Trust	Jand, Inc., Class A	4/23/2015	290,613	25,303		25,303		0.0%*	285,418
Mid Cap Stock Trust	Jand, Inc., Series D	4/23/2015	648,942	56,502		56,502		0.1%	627,172
Mid Cap Stock Trust	Lithium Technology Corp.	8/18/2014	4,115,796	844,439		844,439		0.5%	3,766,198
Mid Cap Stock Trust	Lookout, Inc., Series F	7/31/2014	2,122,743	185,829		185,829		0.2%	1,395,576
Mid Cap Stock Trust	MarkLogic Corp., Series F	4/27/2015	2,580,629	222,196		222,196		0.3%	2,264,177
Mid Cap Stock Trust	Nutanix, Inc.	8/25/2014	1,985,629	148,220		148,220		0.3%	1,915,002
Mid Cap Stock Trust	One Kings Lane, Inc.	1/28/2014	4,666,633	302,694		302,694		0.0%*	348,098
Mid Cap Stock Trust	Pinterest, Inc., Series G	3/16/2015	2,096,941	292,090	**	292,090	**	0.3%	1,778,828
Mid Cap Stock Trust	Redfin Corp.	12/15/2014	1,825,650	553,613		553,613		0.3%	1,793,706
Mid Cap Stock Trust	The Honest Company, Inc. (Common Stock)	8/20/2014	772,269	28,542		28,542		0.2%	1,270,119

156

DIRECT PLACEMENT SECURITIES, CONTINUED

Portfolio	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share/par amount	Ending share/par amount	Value as a percentage of portfolio’s net assets	Value as of 6-30-16
Mid Cap Stock Trust	The Honest Company, Inc. (Preferred Stock)	8/20/2014	$1,801,962	66,598	66,598	0.4%	$2,963,611
Mid Cap Stock Trust	Uber Technologies, Inc.	6/5/2014	9,067,440	584,504	584,504	4.0%	28,507,546
Mid Cap Stock Trust	Veracode, Inc.	8/26/2014	2,528,610	136,934	136,934	0.4%	2,815,363
Mid Cap Stock Trust	WeWork Companies, Inc., Class A	12/8/2014	303,018	18,198	18,198	0.1%	913,399
Mid Cap Stock Trust	WeWork Companies, Inc., Series D1	12/8/2014	1,506,031	90,446	90,446	0.6%	4,539,688
Mid Cap Stock Trust	WeWork Companies, Inc., Series D2	12/8/2014	1,183,315	71,065	71,065	0.5%	3,566,912
Mid Cap Stock Trust	Zuora, Inc., Series F	1/15/2015	2,719,296	715,736	715,736	0.4%	2,641,066
							$73,649,155
Mutual Shares Trust	Warrior Met Coal LLC, Class A	4/22/2016	$1,981,982	—	1,550	0.0%*	$138,508
	Bought: 1,550 shares
Mutual Shares Trust	Warrior Met Coal LLC, Class B	4/15/2016	289,879	—	3,623	0.1%	323,751
	Bought: 3,623 shares						$462,259

Science & Technology Trust	Airbnb, Inc., Series E	7/14/2015	$802,846	8,624	8,624	0.2%	$802,846
Science & Technology Trust	Cloudera, Inc., Series F	2/5/2014	309,065	21,227	21,227	0.1%	435,578
Science & Technology Trust	Dropbox, Inc., Class B	5/2/2012	67,334	7,441	7,441	0.0%*	78,726
Science & Technology Trust	Dropbox, Inc., Series A	5/2/2012	83,623	9,241	9,241	0.0%*	97,770
Science & Technology Trust	Dropbox, Inc., Series A1	5/2/2012	805,424	89,006	89,006	0.2%	941,683
Science & Technology Trust	Flipkart Limited	3/19/2015	55,860	490	490	0.0%*	59,241
Science & Technology Trust	Flipkart Limited, Series A	3/19/2015	19,152	168	168	0.0%*	20,311
Science & Technology Trust	Flipkart Limited, Series C	3/19/2015	33,630	295	295	0.0%*	35,666
Science & Technology Trust	Flipkart Limited, Series E	3/19/2015	62,586	549	549	0.0%*	66,374
Science & Technology Trust	Flipkart Limited, Series G	12/17/2014	377,484	3,152	3,152	0.1%	381,077
Science & Technology Trust	Xiaoju Kuaizhi, Inc.	10/19/2015	260,905	9,513	9,513	0.1%	363,654
							$3,282,926

Small Cap Growth Trust	Cloudera, Inc., Series F	2/5/2014	$1,153,560	79,228	79,228	0.4%	$1,625,759
Small Cap Growth Trust	DocuSign, Inc., Series B	2/28/2014	38,557	2,936	2,936	0.0%*	48,092
Small Cap Growth Trust	DocuSign, Inc., Series B1	3/3/2014	11,557	880	880	0.0%*	14,414
Small Cap Growth Trust	DocuSign, Inc., Series D	3/3/2014	27,709	2,110	2,110	0.0%*	34,562
Small Cap Growth Trust	DocuSign, Inc., Series E	3/3/2014	716,674	54,573	54,573	0.2%	893,906
Small Cap Growth Trust	DocuSign, Inc., Series F	4/30/2015	156,793	8,212	8,212	0.0%*	134,513
Small Cap Growth Trust	DraftKings, Inc., Series D	7/13/2015	544,043	96,835	100,673	0.1%	314,100
Small Cap Growth Trust	DraftKings, Inc., Series D1	8/11/2015	690,722	90,109	90,109	0.1%	365,843
Small Cap Growth Trust	MarkLogic Corp., Series F	4/27/2015	1,781,885	153,423	153,423	0.4%	1,563,380
Small Cap Growth Trust	Nutanix, Inc.	8/25/2014	1,165,629	87,010	87,010	0.3%	1,124,169
Small Cap Growth Trust	Telogis, Inc. (Common Stock)	9/27/2013	938,340	473,646	473,646	0.3%	1,364,100
Small Cap Growth Trust	Telogis, Inc. (Preferred Stock)	9/27/2013	1,419,833	645,027	645,027	0.7%	2,554,307
Small Cap Growth Trust	The Honest Company, Inc.	8/3/2015	1,233,280	26,954	26,954	0.3%	1,199,453
Small Cap Growth Trust	Veracode, Inc.	8/26/2014	1,211,529	65,609	65,609	0.3%	1,348,921
Small Cap Growth Trust	Zuora, Inc., Series F	1/15/2015	1,533,808	403,708	403,708	0.4%	1,489,683
							$14,075,202

*	Less than 0.05%

**	Five-to-one stock split

12.  OTHER MATTERS

Tribune Litigation

The following portfolios have been named as defendants in the following adversary proceeding: John Hancock Variable Insurance Trust, 500 Index Trust B, Equity Income Trust, Mid Value Trust, and Total Stock Market Index Trust. (collectively, the “Tribune Funds”)

The Official Committee of Unsecured Creditors of the Tribune Company v. FitzSimons, et al. litigation filed in the United States Bankruptcy Court for the District of Delaware arises out of an $8 billion leveraged buyout (“LBO”) transaction in 2007 by Chicago real estate mogul Sam Zell, by which the Tribune Company was converted to a privately held company. The Official Committee of Unsecured Creditors of the Tribune Company (“UCC”) alleges that certain parties engaged in misconduct in connection with the LBO, and that the LBO ultimately forced Tribune to file for bankruptcy in December of 2008. In this “clawback” action, the UCC is seeking to recover payments made to the beneficial owners in connection with the LBO. The action seeks damages from insiders, major shareholders and professional advisers, and seeks to recover on a fraudulent transfer basis, the proceeds received through the LBO from all other shareholders that tendered their shares. This claim was brought as a putative defendant class action that names certain shareholders as representatives of a potential class comprised of all Tribune shareholders that tendered their shares in the LBO and received proceeds as a result, including certain John Hancock mutual funds. The Tribune Funds and another John Hancock Fund received a total of approximately $49 million in connection with the LBO.

In addition to the UCC’s FitzSimons action (now captioned Kirschner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, No. 12-2652 (S.D.N.Y.)), more than 50 “Individual Creditor Actions” were filed in various state and federal courts by a group of Tribune creditors (Deutsche Bank and others), each of which is acting in its

157

OTHER MATTERS, CONTINUED

capacity as a successor indenture trustee for a certain series of notes that are debt securities issued by Tribune, asserting state law constructive fraudulent conveyance (“SLCFC”) claims against former Tribune shareholders.

In December 2011, all of these actions were consolidated in a Multi-District Litigation proceeding in the United States District Court for the Southern District of New York entitled In re Tribune Co. Fraudulent Conveyance Litigation.

On May 23, 2014, the defendants in the FitzSimons action filed motions to dismiss the case, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

On September 23, 2013, the Court granted the defendants’ motion to dismiss the SLCFC actions on the basis that the plaintiffs did not have standing to pursue their claims. On September 30, 2013, the plaintiffs in the SLCFC actions filed a notice of appeal to the United States Court of Appeals for the Second Circuit. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of the SLCFC actions, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition.

At this time, the Tribune Funds cannot predict the outcome of these proceedings. The Tribune Funds are currently assessing the case and have not yet determined the effect, if any, on each Tribune Fund’s net assets and result of operations. If the proceeding were to be decided in a manner adverse to any of the Tribune Funds or if the Tribune Funds enter into a settlement agreement with the plaintiffs, the payment of such judgment or settlement could have an adverse effect on a Tribune Fund’s net asset value.

Lyondell Litigation

(The following portfolios are members of putative defendant classes in two of the following related adversary proceedings: John Hancock Variable Insurance Trust, Mid Cap Index Trust, Total Stock Market Index Trust, Mid Cap Value Equity Trust, Fundamental Large Cap Value Trust (the original defendant U.S. Core Trust merged into Fundamental Value Trust on October 31, 2006, Fundamental Value Trust then merged into Fundamental Large Cap Value Trust on November 7, 2014), U.S. Equity Trust (formerly U.S. Multisector Trust), (collectively, the “Lyondell Funds”)

Three related adversary proceedings were filed in the U.S. Bankruptcy Court for the Southern District of New York, in connection with the bankruptcy of Lyondell Chemical Company (“Lyondell”). In these “clawback” actions, the creditors of Lyondell are seeking to recover approximately $6 billion paid in connection with a pre-bankruptcy distribution by Lyondell to its shareholders relative to a merger in December 2007. When the merger closed, all outstanding shares of Lyondell stock were converted into the right to receive $48 in cash. Plaintiffs allege that the merged company, Lyondell Bassell, and many of its affiliates, and subsidiaries subsequently filed for bankruptcy as a direct consequence of the merger payment. Plaintiffs are advancing claims of constructive fraudulent transfer and intentional fraudulent transfer, and seek to recover the payments made to shareholders.

In April 2014, plaintiffs filed amended complaints in Edward S. Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1, Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust Action”), and the related lawsuits captioned Edward S. Weisfelner, as Litigation Trustee of the LB Litigation Trust v. A Holmes & H Holmes TTEE, Adv. Pro. No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust Action”) and Edward S. Weisfelner, as Trustee of the LB Creditor Trust v. Reichman, Adversary Proceeding No. 12-1570 (Bankr. S.D.N.Y.) (“Reichman ”). Like prior versions of the complaints, the amended Creditor Trust Action and Reichman complaints allege claims against former Lyondell shareholders under state law for constructive fraudulent transfer and intentional fraudulent transfer, and the amended Litigation Trust Action complaint alleges a claim against the former shareholders under federal law for intentional fraudulent transfer. The Lyondell Funds have not been individually named as defendants in any of the actions, but are members of the putative defendant classes in the Litigation Trust Action and Reichman complaints.

In May 2014, plaintiff in the Litigation Trust Action filed a motion to certify a defendant class. The amended complaint filed in Reichman also identifies a putative defendant class comprised of former Lyondell shareholders, but the plaintiff has not yet filed a motion to certify the class in that action.

On July 30, 2014, the defendants filed a motion to dismiss all three lawsuits. On January 14 and 15, 2015, the Bankruptcy Court heard oral argument on the motion to dismiss and on the motion for class certification. On September 15, 2015, the Bankruptcy Court denied the motion for class certification without prejudice to the plaintiff’s right to file a renewed motion.

On November 18, 2015, the Bankruptcy Court granted the defendants’ motion to dismiss the intentional fraudulent transfer claims in the Creditor Trust Action, the Litigation Trust Action, and in Reichman, but denied the motion to dismiss the constructive fraudulent transfer claims in the Creditor Trust Action and in Reichman. The Bankruptcy Court entered final judgment dismissing the Litigation Trust Action, but the plaintiff has appealed the dismissal to the U.S. District Court for the Southern District of New York. The appeal has been fully briefed but the Court has not yet issued a decision.

On May 4, 2016, the defendants filed a motion to dismiss, or in the alternative, for a stay of, the Creditor Trust Action and Reichman in light of the U.S. Court of Appeals for the Second Circuit’s opinion in the appeal of the Tribune SLCFC actions. On July 20, 2016, the Bankruptcy Court issued a report and recommendation granting the defendants’ motion to dismiss. The U.S. District Court for the Southern District of New York has not yet accepted the Bankruptcy Court’s recommendation or entered a final judgment.

At this time, the Lyondell Funds cannot predict the outcome of these proceedings. The Lyondell Funds are currently assessing the case and have not yet determined the effect, if any, on each Lyondell Fund’s net assets and result of operations. If the proceeding were to be decided in a manner adverse to any of the Lyondell Funds or if the Lyondell Funds enter into a settlement agreement with the plaintiffs, the payment of such judgement or settlement could have an adverse effect on a Lyondell Fund’s net asset value.

158

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement and Sub-Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report except those otherwise noted below (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 21-23, 2016 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 24-25, 2016.

The following Funds are feeder funds, which invest all of their assets in master funds: American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust and American New World Trust. These Funds do not pay an advisory fee at the Fund level and do not have advisory agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 21-23, 2016, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisers (and sub-subadvisers) (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds in this report, except as noted above.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services.  Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)  the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

(b)  the background, qualifications and skills of the Advisor’s personnel;

(c)  the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d)  the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(e)  the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds; and

(f)  the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to contractholders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

159

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

Investment Performance.  In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)  reviewed information prepared by management regarding the Funds’ performance;

(b)  considered the comparative performance of each Fund’s respective benchmark;

(c)  considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and

(d)  took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board concluded in each case that the performance of the Fund has generally been in line with or generally outperformed the historical performance of comparable funds and/or the Fund’s respective benchmark, or, with respect to those Funds that have generally underperformed the historical performance of comparable funds and/or the Fund’s benchmark as noted in Appendix A, that such performance is being monitored and reasonably addressed.

Fees and Expenses.  The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable.

In addition, in the case of the Core Strategy Trust, Franklin Templeton Founding Allocation Trust, and each Lifestyle PS Series (each a Fund of Funds), the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund of Funds and concluded that the advisory fee to be paid to the Advisor with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Profitability/Indirect Benefits.  In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:

(a)  reviewed financial information of the Advisor;

(b)  reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(c)  received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d)  received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e)  considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contractholders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f)  considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g)  noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;

(h)  noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;

(i)  noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j)  noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arms’ length with respect to the unaffiliated Subadvisors;

(k)  with respect to each Fund of Funds, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest; and

(l)  considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale.  In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)  with respect to each Fund (except those discussed specifically below), considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on upon the aggregate net assets of all the Participating Portfolios.

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(The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)

(b)  reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints; and

(c)  the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data; and

(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and unaffiliated Subadvisors.

Nature, Extent and Quality of Services.  With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation.  In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.

Subadvisory Fees.  The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of mutual fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance.  As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	The performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks, or, with respect to those Funds that have generally underperformed the historical performance of comparable funds and/or the Fund’s benchmark as noted in Appendix A, the Board concluded that performance is being monitored and reasonably addressed;

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(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund of Funds and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements and subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

162

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2015	Fees and Expenses	Comments

500 Index B Trust (Manulife Asset Management (North America))	Benchmark Index — The Trust underperformed for the one- and three-year periods. Broadridge Category — The Trust outperformed the average for the one- and three-year periods.
The subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one- and three-year performance relative to the benchmark index.

The Board noted the Trust’s favorable performance relative to the peer group average for the one- and three-year periods.

The Board noted the Trust’s favorable performance relative to the Morningstar peer group average for the year-to-date period ended April 30, 2016.

The Board took into account management’s discussion of the Trust’s expenses.

All Cap Core Trust (QS Investors, LLC)
Benchmark Index — The Trust outperformed for the one- and three- periods and underperformed for the five-year period.

Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.

Subadvisory fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s five-year performance relative to the benchmark index.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one- and three-year periods and to the peer group average for the one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

Alpha Opportunities Trust (Wellington Management Company LLP)	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.
The subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index.

The Board noted the Trust’s favorable performance relative to the peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

163

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2015	Fees and Expenses	Comments

Blue Chip Growth Trust (T. Rowe Price Associates, Inc.)	Benchmark Index — The Trust outperformed for the one-, three- and five-year periods. Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.
Subadvisory fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

Capital Appreciation Trust (Jennison Associates LLC)	Benchmark Index — The Trust outperformed for the one-, three- and five-year periods. Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.
Subadvisory fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group average for the one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

Capital Appreciation Value Trust (T. Rowe Price Associates, Inc.)	Benchmark Index — The Trust outperformed for the one-, three- and five-year periods. Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.
The subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

Core Strategy Trust (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))
Benchmark Index — The Trust underperformed for the one-, three- and five-year periods.

Broadridge Category — The Trust outperformed the average for the one-year period and underperformed the average for the three- and five-year periods.

Subadvisory fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group average for the three- and five-year periods.

The Board noted the Trust’s favorable performance relative to the peer group average for the one-year period.

164

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2015	Fees and Expenses	Comments

Emerging Markets Value Trust (Dimensional Fund Advisors LP)	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods.
The subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five- year performance relative to the benchmark index and to its peer group average.

The Board noted the Trust’s favorable performance relative to the Morningstar peer group average and benchmark index for the year-to-date period ended April 30, 2016.

Equity Income Trust (T. Rowe Price Associates, Inc.)	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods.
The subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group.

The Board noted the Trust’s favorable performance relative to the Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2016.

The Board took into account management’s discussion of the Trust’s expenses.

Financial Industries Trust (Manulife Asset Management (U.S.))	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods.
Subadvisory fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group average.

The Board took into account management’s discussion of the Trust’s expenses.

165

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2015	Fees and Expenses	Comments

Franklin Templeton Founding Allocation Trust (Manulife Asset Management (U.S.))
Benchmark Index — The Trust underperformed for the one-, three- and five-year periods.

Broadridge Category — The Trust underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

Subadvisory fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to its peer group average for the one-year period.

The Board noted the Trust’s favorable performance relative to the peer group average for the three- and five-year periods.

The Board noted the Trust’s favorable performance relative to the Morningstar peer group average and benchmark index for the year-to-date period ended April 30, 2016.

The Board took into account management’s discussion of the Trust’s expenses.

The Board took into account management’s discussion of a proposal to merge the Trust into another fund.

Fundamental All Cap Core Trust (Manulife Asset Management (U.S.))	Benchmark Index — The Trust outperformed for the one-, three- and five-year periods. Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.
The subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.
The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group average for the one-, three- and five-year periods.

Fundamental Large Cap Value Trust (Manulife Asset Management (U.S.))
Benchmark Index — The Trust outperformed for the one-, three-, and five-year periods.

Broadridge Category — The Trust underperformed the average for the one- and three-year periods and outperformed the average for the five-year period.

The subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one- and three-year performance relative to the peer group average.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three- and five-year periods and to the peer group average for the five-year period.

166

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2015	Fees and Expenses	Comments

Global Trust (Templeton Global Advisors Limited)
Benchmark Index — The Trust underperformed for the one-, three- and five-year periods.

Broadridge Category — The Trust underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

Subadvisory fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five- year performance relative to the benchmark index and to its one-year performance relative to the peer group.

The Board noted the Trust’s favorable performance relative to the peer group for the three- and five-year periods.

The Board noted the Trust’s favorable performance relative to the Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2016.

The Board took into account management’s discussion of the Trust’s expenses.

Health Sciences Trust (T. Rowe Price Associates, Inc.)	Benchmark Index — The Trust outperformed for the one-, three- and five-year periods. Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.
Subadvisory fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

167

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2015	Fees and Expenses	Comments

International Core Trust (Grantham, Mayo, Van Otterloo & Co. LLC)
Benchmark Index — The Trust underperformed for the one-, three-and five-year periods.

Broadridge Category — The Trust underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

The subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and the one-year performance relative to the peer group average.

The Board noted the Trust’s favorable performance relative to the peer group average for the three- and five-year periods.

The Board noted the Trust’s favorable performance relative to the benchmark index for the year-to-date period ended April 30, 2016.

The Board took into account management’s discussion of the Trust’s expenses.

The Board noted the proposal to merge the Trust into the International Value Trust, which is expected to lower expenses.

International Equity Index B Trust (SSGA Funds Management, Inc.)	Benchmark Index — The Trust underperformed for the one- and three-year periods. Broadridge Category — The Trust underperformed the average for the one- and three-year periods.
The subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one- and three-year performance relative to the benchmark index and to the peer group average.

The Board noted the Trust’s favorable performance relative to the Morningstar peer group average for the year-to-date period ended April 30, 2016.

International Growth Stock Trust (Invesco Advisers Inc.)
Benchmark Index — The Trust underperformed for the one-year period and outperformed for the three-year period.

Broadridge Category — The Trust underperformed the average for the one-year period and outperformed the average for the three-year period.

Subadvisory fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are lower to the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-year performance relative to its benchmark index and to its peer group average.

The Board noted the Trust’s favorable performance relative to the benchmark index and to its peer group average for the three-year period.

The Board noted the Trust’s favorable performance relative to the Morningstar peer group average and benchmark index for the year-to-date period ended April 30, 2016.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2015	Fees and Expenses	Comments

International Small Company Trust (Dimensional Fund Advisors LP)
Benchmark Index — The Trust outperformed for the one-year period and underperformed for the three- and five-year periods.

Broadridge Category — The Trust outperformed the average for the one-year period and underperformed the average for the three- and five-year periods.

Subadvisory fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s three- and five-year performance relative to its benchmark index and peer group average.

The Board noted the Trust’s favorable performance relative to the benchmark index and to its peer group average for the one-year period.

The Board took into account management’s discussion of the Trust’s expenses.

International Value Trust (Templeton Investment Counsel, LLC)	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods.
Subadvisory fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group.

The Board noted the Trust’s favorable performance relative to the Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2016.

The Board took into account management’s discussion of the Trust’s expenses.

Lifestyle Aggressive PS Series (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))	Benchmark Index — The Series underperformed for the one-year period. Broadridge Category — The Series outperformed the average for the one-year period.
Subadvisory fee comparative data not provided due to limited size of Broadridge peer group average for this purpose.

Net management fees for this Series are lower than the peer group median.

Total expenses for this Series are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Series’ one-year performance relative to the benchmark index.

The Board noted the Series’ favorable performance relative to the peer group for the one-year period.

The Board noted the Series’ favorable performance relative to the Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2016.

169

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2015	Fees and Expenses	Comments

Lifestyle Balanced PS Series (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))
Benchmark Index — The Series underperformed for the one- and three-year periods.

Broadridge Category — The Series outperformed the average for the one-year period and underperformed the average for the three-year period.

Subadvisory fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Series are lower than the peer group median.

Total expenses for this Series are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Series’ one- and three-year performance relative to the benchmark index and to the three-year performance relative to the peer group average.

The Board noted the Series’ favorable performance relative to the peer group average for the one-year period.

The Board noted the Series’ favorable performance relative to the Morningstar peer group average for the year-to-date period ended April 30, 2016.

Lifestyle Conservative PS Series (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))
Benchmark Index — The Series underperformed for the one- and three-year periods.

Broadridge Category — The Series outperformed the average for the one-year period and underperformed the average for the three-year period.

Subadvisory fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Series are lower than the peer group median.

Total expenses for this Series are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Series’ one- and three-year performance relative to the benchmark index and to the peer group average for the three-year period.

The Board noted the Series’ favorable performance relative to the peer group average for the one-year period.

The Board noted the Series’ favorable performance relative to the Morningstar peer group average and benchmark index for the year-to-date period ended April 30, 2016.

Lifestyle Growth PS Series (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))
Benchmark Index — The Series underperformed for the one- and three-year periods.

Broadridge Category — The Series outperformed the average for the one-year period and underperformed the average for the three-year period.

Subadvisory fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Series are lower than the peer group median.

Total expenses for this Series are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Series’ one- and three-year performance relative to the benchmark index and to the peer group average for the three-year period.

The Board noted the Series’ favorable performance relative to the peer group average for the one-year period.

170

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2015	Fees and Expenses	Comments

Lifestyle Moderate PS Series (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))
Benchmark Index — The Series underperformed for the one- and three-year periods.

Broadridge Category — The Series outperformed the average for the one-year period and underperformed the average for the three-year period.

Subadvisory fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Series are lower than the peer group median.

Total expenses for this Series are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Series’ one- and three-year performance relative to the benchmark index and to the peer group average for the three-year period.

The Board noted the Series’ favorable performance relative to the peer group average for the one-year period.

The Board noted the Series’ favorable performance relative to the Morningstar peer group average for the year-to-date period ended April 30, 2016.

Mid Cap Index Trust (Manulife Asset Management (North America))
Benchmark Index — The Trust underperformed for the one-, three- and five-year periods.

Broadridge Category — The Trust outperformed the average for the one- and five-year periods and underperformed the three-year period.

The subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one, three- and five-year performance relative to the benchmark index and to the three-year performance relative to the peer group average.

The Board noted the Trust’s favorable performance relative to the peer group average for the one- and five-year periods.

The Board noted the Trust’s favorable performance relative to the Morningstar peer group average for the year-to-date period ended April 30, 2016.

The Board took into account management’s discussion of the Trust’s expenses.

Mid Cap Stock Trust (Wellington Management Company LLP)
Benchmark Index — The Trust outperformed for the one- and three-year periods and underperformed for the five-year period.

Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.

Subadvisory fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s five-year performance relative to the benchmark index.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one- and three-year periods and to the peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

171

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2015	Fees and Expenses	Comments

Mid Value Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust outperformed for the one-year period and underperformed for the three- and five-year periods.

Broadridge Category — The Trust outperformed the average for the one- and five-year periods and underperformed the average for the three-year period.

Subadvisory fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s three- and five-year performance relative to the benchmark index and to the peer group for the three-year period.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period and to the peer group for the one- and five-year periods.

The Board noted the Trust’s favorable performance relative to the Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2016.

The Board took into account management’s discussion of the Trust’s expenses.

Mutual Shares Trust (Franklin Mutual Advisers)	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.
Subadvisory fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index.

The Board noted the Trust’s favorable performance relative to the peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

Real Estate Securities Trust (Deutsche Investment Management Americas Inc./RREEF America L.L.C.)
Benchmark Index — The Trust outperformed for the one-year period and underperformed for the three- and five-year periods.

Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.

Subadvisory fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s three- and five-year performance relative to the benchmark index.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period and to the peer group average for the one-, three- and five-year periods.

The Board noted the Trust’s favorable performance relative to the Morningstar peer group average for the year-to-date period ended April 30, 2016.

172

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2015	Fees and Expenses	Comments

Science & Technology Trust (Allianz Global Investors U.S. LLC T. Rowe Price Associates, LLC)	Benchmark Index — The Trust outperformed for the one-, three- and five-year periods. Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.
Subadvisory fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

Small Cap Growth Trust (Wellington Management Company LLP)	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods.
The subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group.

The Board took into account management’s discussion of the Trust’s expenses.

Small Cap Index Trust (Manulife Asset Management (North America))
Benchmark Index — The Trust underperformed for the one-, three- and five-year periods.

Broadridge Category — The Trust outperformed the average for the one- and three-year periods and underperformed the average for the five-year period.

The subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the Trust’s five-year performance relative to the peer group average.

The Board noted the Trust’s favorable performance relative to the peer group average for the one- and three-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

173

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2015	Fees and Expenses	Comments

Small Cap Opportunities Trust (Invesco Advisers, Inc. Dimensional Fund Advisors LP)
Benchmark Index — The Trust underperformed for the one-, three- and five-year periods.

Broadridge Category — The Trust underperformed the average for the one- and three-year periods and outperformed the average for the five-year period.

Subadvisory fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to its benchmark index and to the Trust’s one- and three-year performance relative to its peer group average.

The Board noted the Trust’s favorable performance relative to its peer group average for the five-year period.

The Board noted the Trust’s favorable performance relative to the Morningstar peer group average and benchmark index for the year-to-date period ended April 30, 2016.

The Board took into account management’s discussion of the Trust’s expenses.

Small Cap Value Trust (Wellington Management Company LLP)	Benchmark Index — The Trust outperformed for the one-, three- and five-year periods. Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.
Subadvisory fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

Small Company Growth Trust (Invesco Advisers, Inc.)
Benchmark Index — The Trust underperformed for the one- and three-year periods and outperformed for the five-year period.

Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.

The subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one- and three- year performance relative to its benchmark index.

The Board noted the Trust’s favorable performance relative its benchmark for the five-year period and to its peer group average for the one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

174

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2015	Fees and Expenses	Comments

Small Company Value Trust (T. Rowe Price Associates, Inc.)	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods.
Subadvisory fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group.

The Board noted the Trust’s favorable performance relative to the Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2016.

The Board took into account management’s discussion of the Trust’s expenses.

Strategic Equity Allocation Trust (Manulife Asset Management (U.S.))	Benchmark Index — The Trust underperformed for the one- and three-year periods. Broadridge Category — The Trust outperformed the average for the one- and three-year periods.
Subadvisory fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one- and three-year performance relative to the benchmark index.

The Board noted the Trust’s favorable performance relative the peer group average for the one- and three-year periods.

The Board noted the Trust’s favorable performance relative to the Morningstar peer group average for the year-to-date period ended April 30, 2016.

Total Stock Market Index Trust (Manulife Asset Management (North America))	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.
The subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index.

The Board noted the Trust’s favorable performance relative to the peer group average for the one-, three- and five-year periods.

The Board noted the Trust’s favorable performance relative to the Morningstar peer group average for the year-to-date period ended April 30, 2016.

The Board took into account management’s discussion of the Trust’s expenses.

175

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2015	Fees and Expenses	Comments

U.S. Equity Trust (Grantham, Mayo, Van Otterloo & Co. LLC)
Benchmark Index — The Trust outperformed for the one-year period and underperformed for the three-year period.

Broadridge Category — The Trust outperformed the average for the one-year period and underperformed for the three-year period.

The subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s three-year performance relative to the benchmark index and to the peer group average, including differences in the Trust’s investment strategies relative to the Broadridge peer group.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group average for the one-year period.

The Board noted the Trust’s favorable performance relative to the Morningstar peer group average and benchmark index for the year-to-date period ended April 30, 2016.

The Board took into account management’s discussion of the Trust’s expenses.

The Board noted the proposal to merge the Trust into 500 Index Trust B, which is expected to lower expenses.

Utilities Trust (Massachusetts Financial Services Company)	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods.
Subadvisory fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to its benchmark index and to its peer group average.

The Board took into account management’s discussion of the Trust’s expenses.

The Board noted the Trust’s favorable performance relative to the Morningstar peer group average and benchmark index for the three months ended April 30, 2016.

176

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2015	Fees and Expenses	Comments

Value Trust (Invesco Advisers, Inc.)
Benchmark Index — The Trust underperformed for the one-, three- and five-year periods.

Broadridge Category — The Trust underperformed the average for the one- and three-year periods and outperformed the average for the five-year period.

The subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three and five- year performance relative to its benchmark index and to the Trust’s one- and three-year performance relative to its peer group average.

The Board noted the Trust’s favorable performance relative to its peer group average for the five-year period.

177

John Hancock Variable Insurance Trust

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q is available electronically on the SEC website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

178

John Hancock Annuities Service Center
P.O. Box 55444
Boston, MA 02205-5444

Management of the trust

Trustees
James M. Oates, Chairperson
Steven R. Pruchansky,*** Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham**
Grace K. Fey***
Theron S. Hoffman*
Deborah C. Jackson**
Hassell H. McClellan**
Gregory A. Russo***
Warren A. Thomson†

* Member of the Audit Committee
** Member of the Compliance Committee
*** Member of the Contracts, Legal & Risk Committee
† Non-Independent Trustee

Officers
Andrew G. Arnott, President
John J. Danello, Sr. Vice President, Secretary, and Chief Legal Officer
Francis V. Knox, Jr., Chief Compliance Officer
Charles A. Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer

Investment advisor

John Hancock Investment Management Services, LLC
Boston, Massachusetts

JHT0SA 6/16
8/16

1115015: 0616

John Hancock

John Hancock
Variable Insurance Trust

Lifestyle Aggressive MVP

Lifestyle Balanced MVP

Lifestyle Conservative MVP

Lifestyle Growth MVP

Lifestyle Moderate MVP

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Semiannual Report

June 30, 2016

John Hancock Variable Insurance Trust

Semiannual report—table of contents

Sector weightings	3

Shareholder expense example	4

Portfolio of investments (See below for each portfolio’s page #)	6

Statements of assets and liabilities	9

Statements of operations	10

Statements of changes in net assets	11

Financial highlights	12

Notes to financial statements	15

Evaluation of advisory and subadvisory agreements by the board of trustees	28

For more information	33

Portfolio	Portfolio of investments
Lifestyle Aggressive MVP	6
Lifestyle Growth MVP	6
Lifestyle Balanced MVP	7
Lifestyle Moderate MVP	7
Lifestyle Conservative MVP	8

2

John Hancock Variable Insurance Trust

Sector Weightings*

Lifestyle Aggressive MVP

Equity Asset Allocation	% of Total
U.S. Large Cap	46.9
Large Blend	13.4
International Large Cap	12.4
Emerging Markets	8.1
U.S. Mid Cap	5.9
International Small Cap	4.2
U.S. Small Cap	3.5
Real Estate	2.0
Small Value	0.6
Total Equity Asset Allocation	97.0
Short-term investments and others	3.0

Lifestyle Growth MVP

Equity Asset Allocation	% of Total
Large Blend	33.8
U.S. Large Cap	21.5
International Large Cap	5.4
Emerging Markets	3.9
U.S. Mid Cap	2.8
U.S. Small Cap	2.7
International Small Cap	1.8
Small Value	0.6
Total Equity Asset Allocation	72.5

Fixed Income Asset Allocation	% of Total
Intermediate Bond	19.8
Multi-Sector Bond	4.2
Global Bond	1.2
Short-Term Bond	0.4
Total Fixed Income Asset Allocation	25.6

Alternative Asset Allocation	% of Total
Global Conservative Absolute Return	0.4
Short-term investments and other	1.5

Lifestyle Balanced MVP

Equity Asset Allocation	% of Total
Large Blend	23.5
U.S. Large Cap	14.3
International Large Cap	3.5
Emerging Markets	3.0
U.S. Mid Cap	2.8
U.S. Small Cap	1.7
International Small Cap	1.2
Small Value	0.6
Total Equity Asset Allocation	50.6

Fixed Income Asset Allocation	% of Total
Intermediate Bond	37.9
Multi-Sector Bond	7.2
Global Bond	2.0
Short-Term Bond	0.7
Total Fixed Income Asset Allocation	47.8

Alternative Asset Allocation	% of Total
Global Conservative Absolute Return	0.4
Short-term investments and other	1.2

Lifestyle Moderate MVP

Equity Asset Allocation	% of Total
Large Blend	18.4
U.S. Large Cap	8.2
International Large Cap	4.5
U.S. All Cap	3.0
U.S. Mid Cap	1.8
U.S. Small Cap	1.4
International Small Cap	1.4
Small Value	0.5
Total Equity Asset Allocation	39.2

Fixed Income Asset Allocation	% of Total
Intermediate Bond	46.7
Multi-Sector Bond	8.7
Global Bond	2.4
Short-Term Bond	0.8
Total Fixed Income Asset Allocation	58.6

Alternative Asset Allocation	% of Total
Global Conservative Absolute Return	0.6
Short-term investments and other	1.6

Lifestyle Conservative MVP

Equity Asset Allocation	% of Total
Large Blend	8.0
U.S. Large Cap	3.6
International Large Cap	2.7
U.S. All Cap	2.3
U.S. Mid Cap	1.2
Small Value	0.8
U.S. Small Cap	0.5
International Small Cap	0.4
Total Equity Asset Allocation	19.5

Fixed Income Asset Allocation	% of Total
Intermediate Bond	62.3
Multi-Sector Bond	11.7
Global Bond	3.3
Short-Term Bond	1.1
Total Fixed Income Asset Allocation	78.4

Alternative Asset Allocation	% of Total
Global Conservative Absolute Return	0.8
Short-term investments and other	1.3

*	As a percentage of net assets.

3

John Hancock Variable Insurance Trust

Shareholder expense example

As a shareholder of a John Hancock Variable Insurance Trust Lifestyle MVP, you incur ongoing costs, such as management fees, distribution and service (Rule 12b-1) fees, and other expenses. In addition to the operating expenses, which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2016 through June 30, 2016).

Actual expenses:

The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2016	Ending account value 6/30/2016	Expenses paid during period[1] 1/1/2016 — 6/30/2016	Annualized expense ratio[2]
Lifestyle Aggressive MVP
Series I — Actual	$1,000.00	$968.70	$0.54	0.11%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%
Series II — Actual	1,000.00	967.60	1.52	0.31%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%
Series NAV — Actual	1,000.00	968.70	0.29	0.06%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.30	0.06%
Lifestyle Growth MVP
Series I — Actual	$1,000.00	$997.00	$0.50	0.10%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.50	0.10%
Series II — Actual	1,000.00	996.20	1.49	0.30%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.51	0.30%
Series NAV — Actual	1,000.00	997.70	0.25	0.05%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.25	0.05%
Lifestyle Balanced MVP
Series I — Actual	$1,000.00	$1,023.70	$0.45	0.09%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.45	0.09%
Series II — Actual	1,000.00	1,023.00	1.46	0.29%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.46	0.29%
Series NAV — Actual	1,000.00	1,024.50	0.20	0.04%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.20	0.04%

4

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning account value 1/1/2016	Ending account value 6/30/2016	Expenses paid during period[1] 1/1/2016 — 6/30/2016	Annualized expense ratio[2]
Lifestyle Moderate MVP
Series I — Actual	$1,000.00	$1,033.30	$0.45	0.09%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.45	0.09%
Series II — Actual	1,000.00	1,032.60	1.47	0.29%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.46	0.29%
Series NAV — Actual	1,000.00	1,034.10	0.20	0.04%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.20	0.04%
Lifestyle Conservative MVP
Series I — Actual	$1,000.00	$1,043.10	$0.46	0.09%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.45	0.09%
Series II — Actual	1,000.00	1,041.60	1.47	0.29%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.46	0.29%
Series NAV — Actual	1,000.00	1,043.00	0.20	0.04%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.20	0.04%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 366 (to reflect the one-half year period).

[2]	The portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

Period Ended	Lifestyle Aggressive MVP	Lifestyle Growth MVP	Lifestyle Balanced MVP	Lifestyle Conservative MVP	Lifestyle Moderate MVP
6/30/2016	0.53% – 1.06%	0.53% – 1.06%	0.53% – 1.06%	0.53% – 1.06%	0.53% – 1.06	%;

5

John Hancock Variable Insurance Trust

Portfolio of investments — June 30, 2016 (unaudited) (showing percentage of total net assets)

Lifestyle Aggressive MVP

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 97.0%
Equity - 97.0%
All Cap Core, Series NAV (QS Investors)	380,734	$10,580,603
Alpha Opportunities, Series NAV (Wellington)	2,305,834	25,271,942
Blue Chip Growth, Series NAV (T. Rowe Price)	866,912	26,501,494
Capital Appreciation, Series NAV (Jennison)	1,639,761	21,628,446
Emerging Markets Value, Series NAV (DFA)	3,822,159	29,621,729
Equity Income, Series NAV (T. Rowe Price)	2,116,273	35,532,220
Fundamental Large Cap Value, Series NAV (JHAM) (A)(1)	2,150,537	35,290,313
International Core, Series NAV (GMO)	2,309,063	21,543,559
International Growth Opportunities, Class NAV (Baillie Gifford)	697,206	8,213,089
International Growth Stock, Series NAV (Invesco)	982,729	15,458,327
International Value, Series NAV (Templeton)	2,103,074	23,890,920
Mid Cap Stock, Series NAV (Wellington)	864,204	12,893,925
Mid Value, Series NAV (T. Rowe Price)	745,623	8,828,174
Real Estate Securities, Series NAV (Deutsche)	353,141	7,172,295
Small Cap Growth, Series NAV (Wellington)	421,384	3,430,064
Small Cap Opportunities, Series NAV (DFA/Invesco)	158,249	4,633,519
Small Cap Value, Series NAV (Wellington)	108,925	2,302,683
Small Company Growth, Series NAV (Invesco)	81,921	2,253,646
Small Company Value, Series NAV (T. Rowe Price)	126,500	2,710,893
Strategic Equity Allocation, Series NAV (JHAM) (A)(1)	966,861	15,788,833
Strategic Growth, Class NAV (JHAM) (A)(1)	1,405,838	21,776,437
U.S. Equity, Series NAV (GMO)	1,065,368	21,009,064
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $351,684,613)		$356,332,175
SHORT-TERM INVESTMENTS - 0.7%
Commercial paper - 0.1%
National Rural Utilities Cooperative Finance Corp. 0.400%, 07/20/2016*	$370,000	369,922
U.S. Government - 0.6%
U.S. Treasury Bonds 3.250%, 12/31/2016	1,000,000	1,014,095
U.S. Treasury Notes
0.875%, 09/15/2016	300,000	300,343
1.000%, 10/31/2016	500,000	501,094
4.625%, 11/15/2016	400,000	406,312
TOTAL SHORT-TERM INVESTMENTS (Cost $2,594,727)		$2,591,766
Total Investments (Lifestyle Aggressive MVP) (Cost $354,279,340) - 97.7%		$358,923,941
Other assets and liabilities, net - 2.3%		8,533,992
TOTAL NET ASSETS - 100.0%		$367,457,933

Lifestyle Growth MVP

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 98.5%
Equity - 72.5%
All Cap Core, Series NAV (QS Investors)	3,820,951	$106,184,220
Alpha Opportunities, Series NAV (Wellington)	32,060,031	351,377,940
Blue Chip Growth, Series NAV (T. Rowe Price)	9,794,603	299,421,025
Capital Appreciation, Series NAV (Jennison)	20,291,068	267,639,192
Emerging Markets Value, Series NAV (DFA)	49,152,398	380,931,081
Equity Income, Series NAV (T. Rowe Price)	25,833,894	433,751,083
Fundamental Large Cap Value, Series NAV (JHAM) (A)(1)	25,007,282	410,369,505
International Core, Series NAV (GMO)	26,572,142	247,918,085
International Growth Opportunities, Series NAV (Baillie Gifford)	9,059,144	106,716,712
International Growth Stock, Class NAV (Invesco)	11,428,839	179,775,632
International Value, Series NAV (Templeton)	24,804,537	281,779,545
Mid Cap Stock, Series NAV (Wellington)	9,099,580	135,765,732
Mid Value, Series NAV (T. Rowe Price)	11,591,208	137,239,899
Small Cap Growth, Series NAV (Wellington)	8,187,998	66,650,304
Small Cap Opportunities, Series NAV (DFA/Invesco)	1,984,119	58,095,015
Small Cap Value, Series NAV (Wellington)	2,653,437	56,093,650
Small Company Growth, Series NAV (Invesco)	2,090,186	57,501,020
Small Company Value, Series NAV (T. Rowe Price)	3,926,400	84,142,749
Strategic Equity Allocation, Series NAV (JHAM) (A)(1)	175,356,760	2,863,575,891
Strategic Growth, Class NAV (JHAM) (A)(1)	17,419,725	269,831,546
U.S. Equity, Series NAV (GMO)	16,560,276	326,568,648
Fixed income - 25.6%
Bond, Series NAV (JHAM) (A)(1)	107,455,024	1,501,146,689
Core Bond, Series NAV (Wells Capital)	17,672,710	241,055,769
Global Bond, Series NAV (PIMCO)	9,092,716	117,477,893
New Income, Series NAV (T. Rowe Price)	31,394,294	416,602,277
Short Term Government Income, Series NAV (JHAM) (A)(1)	2,775,287	34,552,322
Total Return, Class NAV (PIMCO)	14,797,257	201,834,592
Alternative - 0.4%
Global Conservative Absolute Return, Class NAV (Standard Life)	3,982,705	38,751,719
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $8,777,769,434)		$9,672,749,735
SHORT-TERM INVESTMENTS - 0.5%
Commercial paper - 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.450%, 07/01/2016*	$6,150,000	6,150,000
Manhattan Asset Funding Company LLC 0.460%, 07/18/2016*	3,065,000	3,064,334
National Rural Utilities Cooperative Finance Corp. 0.400%, 07/20/2016*	5,320,000	5,318,877
Piedmont Natural Gas Company, Inc. 0.550%, 07/07/2016*	4,000,000	3,999,633
Washington Gas Light Company 0.450%, 07/18/2016*	4,065,000	4,064,136
U.S. Government - 0.3%
U.S. Treasury Bonds 3.250%, 12/31/2016	10,000,000	10,140,940
U.S. Treasury Notes
1.000%, 10/31/2016	5,000,000	5,010,940
4.625%, 11/15/2016	10,000,000	10,157,810

The accompanying notes are an integral part of the financial statements.

6

Lifestyle Growth MVP (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2499% (Y)	206,180	$206,180
TOTAL SHORT-TERM INVESTMENTS (Cost $48,156,598)		$48,112,850
Total Investments (Lifestyle Growth MVP) (Cost $8,825,926,032) - 99.0%		$9,720,862,585
Other assets and liabilities, net - 1.0%		99,303,365
TOTAL NET ASSETS - 100.0%		$9,820,165,950

Lifestyle Balanced MVP

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 98.8%
Equity - 50.6%
All Cap Core, Series NAV (QS Investors)	2,933,614	$81,525,126
Alpha Opportunities, Series NAV (Wellington)	18,217,665	199,665,608
Blue Chip Growth, Series NAV (T. Rowe Price)	5,341,400	163,286,597
Capital Appreciation, Series NAV (Jennison)	11,127,125	146,766,779
Emerging Markets Value, Series NAV (DFA)	32,008,643	248,066,983
Equity Income, Series NAV (T. Rowe Price)	14,561,738	244,491,589
Fundamental Large Cap Value, Series NAV (JHAM) (A)(1)	13,444,991	220,632,301
International Core, Series NAV (GMO)	14,716,855	137,308,256
International Growth Opportunities, Class NAV (Baillie Gifford)	4,758,739	56,057,947
International Growth Stock, Series NAV (Invesco)	6,313,578	99,312,590
International Value, Series NAV (Templeton)	13,047,582	148,220,527
Mid Cap Stock, Series NAV (Wellington)	7,555,636	112,730,085
Mid Value, Series NAV (T. Rowe Price)	9,523,258	112,755,377
Small Cap Growth, Series NAV (Wellington)	5,820,821	47,381,481
Small Cap Value, Series NAV (Wellington)	2,200,459	46,517,705
Small Company Growth, Series NAV (Invesco)	1,395,999	38,403,932
Small Company Value, Series NAV (T. Rowe Price)	2,631,856	56,400,670
Strategic Equity Allocation, Series NAV (JHAM) (A)(1)	101,777,112	1,662,020,240
Strategic Growth, Class NAV (JHAM) (A)(1)	9,646,954	149,431,310
U.S. Equity, Series NAV (GMO)	8,140,404	160,528,760
Fixed income - 47.8%
Bond, Series NAV (JHAM) (A)(1)	177,293,167	2,476,785,548
Core Bond, Series NAV (Wells Capital)	24,714,898	337,111,214
Global Bond, Series NAV (PIMCO)	12,757,904	164,832,114
New Income, Series NAV (T. Rowe Price)	44,025,396	584,217,007
Short Term Government Income, Series NAV (JHAM) (A)(1)	4,529,413	56,391,197
Total Return, Class NAV (PIMCO)	20,815,703	283,926,193
Alternative - 0.4%
Global Conservative Absolute Return, Class NAV (Standard Life)	3,715,472	36,151,543
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $7,580,354,923)		$8,070,918,679
SHORT-TERM INVESTMENTS - 1.0%
Commercial paper - 0.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.450%, 07/01/2016*	$3,200,000	$3,200,000
John Deere Credit, Ltd. 0.400%, 07/11/2016*	3,075,000	3,074,658
Manhattan Asset Funding Company LLC 0.460%, 07/18/2016*	3,035,000	3,034,341
Washington Gas Light Company 0.450%, 07/18/2016*	380,000	379,919
U.S. Government - 0.3%
U.S. Treasury Notes
0.500%, 07/31/2016	5,000,000	5,001,275
0.875%, 09/15/2016	9,000,000	9,010,296
1.000%, 08/31/2016	9,275,000	9,285,739
U.S. Government Agency - 0.2%
Federal Agricultural Mortgage Corp. Discount Note 0.200%, 07/01/2016*	9,500,000	9,500,000
Federal Home Loan Bank Discount Note 0.100%, 07/01/2016*	8,306,000	8,306,000
Money market funds - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2499% (Y)	31,564,461	31,564,461
TOTAL SHORT-TERM INVESTMENTS (Cost $82,378,387)		$82,356,689
Total Investments (Lifestyle Balanced MVP) (Cost $7,662,733,310) - 99.8%		$8,153,275,368
Other assets and liabilities, net - 0.2%		13,921,322
TOTAL NET ASSETS - 100.0%		$8,167,196,690

Lifestyle Moderate MVP

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 98.4%
Equity - 39.2%
Alpha Opportunities, Series NAV (Wellington)	4,037,147	$44,247,129
Blue Chip Growth, Series NAV (T. Rowe Price)	1,447,100	44,237,841
Capital Appreciation, Series NAV (Jennison)	1,642,179	21,660,341
Equity Income, Series NAV (T. Rowe Price)	5,381,276	90,351,617
Fundamental All Cap Core, Series NAV (JHAM) (A)(1)	5,227,989	73,453,249
International Core, Series NAV (GMO)	5,405,613	50,434,371
International Growth Opportunities, Class NAV (Baillie Gifford)	1,573,627	18,537,325
International Growth Stock, Series NAV (Invesco)	2,096,864	32,983,675
International Value, Series NAV (Templeton)	5,107,674	58,023,178
Mid Cap Stock, Series NAV (Wellington)	1,483,770	22,137,854
Mid Value, Series NAV (T. Rowe Price)	1,890,546	22,384,069
Small Cap Growth, Series NAV (Wellington)	1,413,224	11,503,647
Small Cap Value, Series NAV (Wellington)	581,485	12,292,589
Small Company Growth, Series NAV (Invesco)	324,557	8,928,576
Small Company Value, Series NAV (T. Rowe Price)	649,460	13,917,919
Strategic Equity Allocation, Series NAV (JHAM) (A)(1)	23,575,189	384,982,829
Strategic Growth, Class NAV (JHAM) (A)(1)	1,421,672	22,021,702
U.S. Equity, Series NAV (GMO)	1,157,445	22,824,808

The accompanying notes are an integral part of the financial statements.

7

Lifestyle Moderate MVP (continued)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES - (continued)
Fixed income - 58.6%
Bond, Series NAV (JHAM) (A)(1)	65,139,229	$909,995,026
Core Bond, Series NAV (Wells Capital)	9,036,115	123,252,614
Global Bond, Series NAV (PIMCO)	4,593,035	59,342,009
New Income, Series NAV (T. Rowe Price)	16,069,467	213,241,825
Short Term Government Income, Series NAV (JHAM) (A)(1)	1,526,052	18,999,352
Total Return, Class NAV (PIMCO)	7,551,998	103,009,248
Alternative - 0.6%
Global Conservative Absolute Return, Class NAV (Standard Life)	1,446,937	14,078,693
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,289,176,978)		$2,396,841,486
SHORT-TERM INVESTMENTS - 1.2%
Commercial paper - 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.450%, 07/01/2016*	$1,185,000	1,185,000
John Deere Credit, Ltd. 0.400%, 07/11/2016*	1,170,000	1,169,870
Manhattan Asset Funding Company LLC 0.460%, 07/18/2016*	1,155,000	1,154,749
Washington Gas Light Company 0.450%, 07/18/2016*	380,000	379,919
U.S. Government - 0.3%
U.S. Treasury Notes
0.500%, 07/31/2016	500,000	500,128
0.875%, 09/15/2016	2,300,000	2,302,631
1.000%, 08/31/2016 to 10/31/2016	3,178,000	3,183,740
4.625%, 11/15/2016	2,500,000	2,539,453
Money market funds - 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2499% (Y)	16,144,765	16,144,765
TOTAL SHORT-TERM INVESTMENTS (Cost $28,576,814)		$28,560,255
Total Investments (Lifestyle Moderate MVP) (Cost $2,317,753,792) - 99.6%		$2,425,401,741
Other assets and liabilities, net - 0.4%		9,544,335
TOTAL NET ASSETS - 100.0%		$2,434,946,076

Lifestyle Conservative MVP

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 98.7%
Equity - 19.5%
Blue Chip Growth, Series NAV (T. Rowe Price)	596,124	$18,223,509
Capital Appreciation, Series NAV (Jennison)	759,917	10,023,305
Equity Income, Series NAV (T. Rowe Price)	1,719,696	28,873,702
Fundamental All Cap Core, Series NAV (JHAM) (A)(1)	2,551,401	35,847,183
International Core, Series NAV (GMO)	2,181,073	20,349,416
International Growth Opportunities, Class NAV (Baillie Gifford)	312,865	3,685,555
International Growth Stock, Series NAV (Invesco)	370,849	5,833,459
International Value, Series NAV (Templeton)	1,914,563	21,749,434
Mid Cap Stock, Series NAV (Wellington)	624,771	9,321,578
Mid Value, Series NAV (T. Rowe Price)	791,995	9,377,220
Small Cap Growth, Series NAV (Wellington)	920,210	7,490,511
Small Cap Value, Series NAV (Wellington)	573,821	12,130,566
AFFILIATED INVESTMENT COMPANIES - (continued)
Equity - (continued)
Strategic Equity Allocation, Series NAV (JHAM) (A)(1)	7,523,724	$122,862,415
Fixed income - 78.4%
Bond, Series NAV (JHAM) (A)(1)	55,967,712	781,868,936
Core Bond, Series NAV (Wells Capital)	7,678,145	104,729,900
Global Bond, Series NAV (PIMCO)	4,047,136	52,288,998
New Income, Series NAV (T. Rowe Price)	13,740,404	182,335,160
Short Term Government Income, Series NAV (JHAM) (A)(1)	1,381,061	17,194,205
Total Return, Class NAV (PIMCO)	6,491,832	88,548,590
Alternative - 0.8%
Global Conservative Absolute Return, Class NAV (Standard Life)	1,215,051	11,822,445
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,531,780,640)		$1,544,556,087
SHORT-TERM INVESTMENTS - 0.7%
Commercial paper - 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.450%, 07/01/2016*	$965,000	965,000
John Deere Credit, Ltd. 0.400%, 07/11/2016*	755,000	754,916
Manhattan Asset Funding Company LLC 0.460%, 07/18/2016*	745,000	744,838
Washington Gas Light Company 0.450%, 07/18/2016*	375,000	374,920
U.S. Government - 0.5%
U.S. Treasury Notes
0.500%, 07/31/2016	2,000,000	2,000,510
0.875%, 09/15/2016	1,800,000	1,802,059
1.000%, 08/31/2016 to 10/31/2016	2,846,000	2,850,326
4.625%, 11/15/2016	2,000,000	2,031,562
TOTAL SHORT-TERM INVESTMENTS (Cost $11,538,774)		$11,524,131
Total Investments (Lifestyle Conservative MVP) (Cost $1,543,319,414) - 99.4%		$1,556,080,218
Other assets and liabilities, net - 0.6%		9,570,808
TOTAL NET ASSETS - 100.0%		$1,565,651,026

Percentages are based upon net assets.
Footnote Legend
(A)	The subadvisor is an affiliate of the advisor.
(G)	The underlying funds’ subadvisor is shown parenthetically.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2016.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Investment companies
Underlying Funds’ Investment Managers
Baillie Gifford Overseas, Ltd.	(Baillie Gifford)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors, L.P.	(DFA)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company, LLC	(PIMCO)
QS Investors, LLC	(QS Investors)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)

The accompanying notes are an integral part of the financial statements.

8

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2016 (unaudited)

Assets	Lifestyle Aggressive MVP	Lifestyle Growth MVP	Lifestyle Balanced MVP	Lifestyle Moderate MVP	Lifestyle Conservative MVP
Unaffiliated investments, at value	$2,591,766	$48,112,850	$82,356,689	$28,560,255	$11,524,131
Affiliated investments, at value	356,332,175	9,672,749,735	8,070,918,679	2,396,841,486	1,544,556,087
Total investments, at value	358,923,941	9,720,862,585	8,153,275,368	2,425,401,741	1,556,080,218
Cash	28,573	—	9,568,823	1,114,208	6,508,651
Cash held at broker for futures contracts	8,194,588	101,677,299	4,823,198	7,117,407	2,623,347
Receivable for investments sold	2,093,055	38,029,916	2,245,439	215,148	1,873,978
Receivable for fund shares sold	2,000,000	32,000,000	61,260	634,028	—
Dividends and interest receivable	4,064	71,909	67,501	29,980	28,467
Receivable for futures variation margin	—	—	—	1,371,456	474,030
Receivable due from advisor	398	4,754	3,996	1,351	953
Other assets	2,315	34,400	301,970	6,771	3,588
Total assets	371,246,934	9,892,680,863	8,170,347,555	2,435,892,090	1,567,593,232

Liabilities
Due to custodian	—	14,489,133	—	—	—
Payable for fund shares repurchased	2,091,790	37,959,319	2,252,805	831,783	1,862,768
Payable for futures variation margin	1,661,850	19,648,895	552,722	—	—
Payable to affiliates
Accounting and legal services fees	10,525	282,594	231,751	68,756	44,389
Trustees’ fees	217	6,409	5,153	1,493	910
Other liabilities and accrued expenses	24,619	128,563	108,434	43,982	34,139
Total liabilities	3,789,001	72,514,913	3,150,865	946,014	1,942,206
Net assets	$367,457,933	$9,820,165,950	$8,167,196,690	$2,434,946,076	$1,565,651,026

Net assets consist of
Paid-in capital	$382,589,272	$8,895,156,823	$7,421,045,602	$2,244,543,460	$1,522,466,429
Undistributed net investment income (loss)	(219,401)	(11,416,382)	(7,108,499)	(2,258,956)	(1,297,704)
Accumulated undistributed net realized gain (loss) on investments	(16,624,795)	103,123,616	263,262,044	83,956,356	30,792,752
Net unrealized appreciation (depreciation) on investments	1,712,857	833,301,893	489,997,543	108,705,216	13,689,549
Net assets	$367,457,933	$9,820,165,950	$8,167,196,690	$2,434,946,076	$1,565,651,026
Unaffiliated investments, at cost	$2,594,727	$48,156,598	$82,378,387	$28,576,814	$11,538,774
Affiliated investments, at cost	$351,684,613	$8,777,769,434	$7,580,354,923	$2,289,176,978	$1,531,780,640

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$76,904,523	$696,547,903	$652,670,353	$256,873,152	$189,520,332
Shares outstanding	8,000,724	53,012,031	52,104,555	21,208,132	16,307,742
Net asset value, offering price and redemption price per share	$9.61	$13.14	$12.53	$12.11	$11.62

Series II
Net assets	$93,648,225	$8,458,857,868	$6,325,607,262	$2,060,220,868	$1,325,594,149
Shares outstanding	9,777,697	646,024,004	508,060,415	171,228,637	114,940,538
Net asset value, offering price and redemption price per share	$9.58	$13.09	$12.45	$12.03	$11.53

Series NAV
Net assets	$196,905,185	$664,760,179	$1,188,919,075	$117,852,056	$50,536,545
Shares outstanding	20,474,899	50,521,454	94,686,602	9,720,539	4,338,312
Net asset value, offering price and redemption price per share	$9.62	$13.16	$12.56	$12.12	$11.65

9

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2016 (unaudited)

Investment income	Lifestyle Aggressive MVP	Lifestyle Growth MVP	Lifestyle Balanced MVP	Lifestyle Moderate MVP	Lifestyle Conservative MVP
Income distributions received from affiliated funds	—	$1,526,524	$2,156,922	$777,976	$668,012
Interest	$22,767	470,780	397,853	124,443	79,192
Total investment income	22,767	1,997,304	2,554,775	902,419	747,204

Expenses
Investment management fees	108,847	2,645,809	2,001,702	591,182	389,004
Series I distribution and service fees	19,663	174,561	162,393	63,066	45,979
Series II distribution and service fees	119,056	10,791,176	7,943,449	2,563,362	1,651,698
Accounting and legal services fees	24,872	671,380	548,844	162,242	104,383
Professional fees	18,742	79,516	67,439	31,144	25,574
Printing and postage	3,852	55,038	48,261	15,811	10,885
Custodian fees	10,059	(4,741)	(275,333)	9,154	10,971
Trustees’ fees	3,529	93,063	75,691	22,388	14,282
Other	2,566	37,134	30,489	9,758	6,546
Total expenses before reductions	311,186	14,542,936	10,602,935	3,468,107	2,259,322
Less expense reductions	(69,018)	(1,129,250)	(939,661)	(306,732)	(214,053)
Net expenses	242,168	13,413,686	9,663,274	3,161,375	2,045,269
Net investment income (loss)	(219,401)	(11,416,382)	(7,108,499)	(2,258,956)	(1,298,065)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(11,294)	(213,006)	(277,457)	(88,985)	(59,817)
Affiliated investments	2,347,978	106,833,383	62,255,511	10,494,987	2,937,561
Futures contracts	(11,684,419)	(179,284,444)	(59,998,245)	(1,053,956)	1,232,754
	(9,347,735)	(72,664,067)	1,979,809	9,352,046	4,110,498
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	24,847	710,685	332,139	17,596	(2,091)
Affiliated investments	49,508	88,949,951	183,941,768	68,115,683	60,995,913
Futures contracts	(2,165,002)	(47,824,781)	1,455,970	1,501,387	761,871
	(2,090,647)	41,835,855	185,729,877	69,634,666	61,755,693

Net realized and unrealized gain (loss)	(11,438,382)	(30,828,212)	187,709,686	78,986,712	65,866,191

Increase (decrease) in net assets from operations	($11,657,783)	($42,244,594)	$180,601,187	$76,727,756	$64,568,126

10

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Lifestyle Aggressive MVP		Lifestyle Growth MVP		Lifestyle Balanced MVP
Increase (decrease) in net assets	Six months ended 6/30/16 (unaudited)	Year ended 12/31/15	Six months ended 6/30/16 (unaudited)	Year ended 12/31/15	Six months ended 6/30/16 (unaudited)	Year ended 12/31/15
From operations
Net investment income (loss)	($219,401)	$4,595,013	($11,416,382)	$172,473,265	($7,108,499)	$169,660,673
Net realized gain (loss)	(9,347,735)	30,699,912	(72,664,067)	478,067,320	1,979,809	399,534,194
Change in net unrealized appreciation (depreciation)	(2,090,647)	(59,825,812)	41,835,855	(1,177,152,764)	185,729,877	(767,425,065)
Increase (decrease) in net assets resulting from operations	(11,657,783)	(24,530,887)	(42,244,594)	(526,612,179)	180,601,187	(198,230,198)

Distributions to shareholders
From net investment income
Series I	—	(1,015,380)	—	(13,115,583)	—	(14,405,765)
Series II	—	(1,037,798)	—	(146,841,652)	—	(129,120,356)
Series NAV	—	(2,542,718)	—	(12,526,547)	—	(26,151,997)
From net realized gain
Series I	—	(743,909)	—	(3,636,896)	—	(54,509,343)
Series II	—	(919,128)	—	(46,017,900)	—	(544,388,403)
Series NAV	—	(1,785,696)	—	(3,376,423)	—	(93,647,345)
Total distributions	—	(8,044,629)	—	(225,515,001)	—	(862,223,209)

From portfolio share transactions
Portfolio share transactions	(6,486,127)	(33,576,807)	(635,068,292)	(1,458,065,695)	(521,990,324)	(462,005,467)
Total increase (decrease)	(18,143,910)	(66,152,323)	(677,312,886)	(2,210,192,875)	(341,389,137)	(1,522,458,874)

Net assets
Beginning of period	385,601,843	451,754,166	10,497,478,836	12,707,671,711	8,508,585,827	10,031,044,701
End of period	$367,457,933	$385,601,843	$9,820,165,950	$10,497,478,836	$8,167,196,690	$8,508,585,827

Undistributed net investment income (loss)	($219,401)	—	($11,416,382)	—	($7,108,499)	—

	Lifestyle Moderate MVP		Lifestyle Conservative MVP
Increase (decrease) in net assets	Six months ended 6/30/16 (unaudited)	Year ended 12/31/15	Six months ended 6/30/16 (unaudited)	Year ended 12/31/15
From operations
Net investment income (loss)	($2,258,956)	$52,802,034	($1,298,065)	$37,057,770
Net realized gain (loss)	9,352,046	104,900,692	4,110,498	39,402,196
Change in net unrealized appreciation (depreciation)	69,634,666	(180,841,680)	61,755,693	(75,114,786)
Increase (decrease) in net assets resulting from operations	76,727,756	(23,138,954)	64,568,126	1,345,180

Distributions to shareholders
From net investment income
Series I	—	(5,891,430)	—	(4,539,374)
Series II	—	(44,295,994)	—	(31,291,863)
Series NAV	—	(2,616,150)	—	(1,228,918)
From net realized gain
Series I	—	(23,975,587)	—	(10,316,925)
Series II	—	(203,672,233)	—	(81,775,364)
Series NAV	—	(10,120,050)	—	(2,865,718)
Total distributions	—	(290,571,444)	—	(132,018,162)

From portfolio share transactions
Portfolio share transactions	(141,832,236)	(103,078,244)	(71,434,018)	(119,852,584)
Total increase (decrease)	(65,104,480)	(416,788,642)	(6,865,892)	(250,525,566)

Net assets
Beginning of period	2,500,050,556	2,916,839,198	1,572,516,918	1,823,042,484
End of period	$2,434,946,076	$2,500,050,556	$1,565,651,026	$1,572,516,918

Undistributed net investment income (loss)	($2,258,956)	—	($1,297,704)	$361

11

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[1]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Aggressive MVP
SERIES I
06-30-2016[5]	9.91	—	[6]	(0.30)	(0.30)	—	—	—	—	9.61	(3.13)[7]	0.14	[8]	0.11	[8]	(0.05)[7]	77	9
12-31-2015	10.75	0.12		(0.75)	(0.63)	(0.12)	(0.09)	—	(0.21)	9.91	(5.85)	0.13		0.10		1.09	83	16
12-31-2014	10.91	0.11		0.05	0.16	(0.12)	(0.20)	—	(0.32)	10.75	1.40	0.13		0.10		1.03	105	31
12-31-2013	8.81	0.11		2.24	2.35	(0.11)	(0.14)	—	(0.25)	10.91	26.72	0.13		0.12		1.13	123	21
12-31-2012	7.66	0.07		1.20	1.27	(0.08)	(0.04)	—	(0.12)	8.81	16.61	0.12		0.12		0.87	95	18
12-31-2011	8.35	0.07		(0.61)	(0.54)	(0.08)	(0.07)	—	(0.15)	7.66	(6.50)	0.12		0.12		0.84	107	23
SERIES II
06-30-2016[5]	9.89	(0.01)		(0.30)	(0.31)	—	—	—	—	9.58	(3.24)[7]	0.34	[8]	0.31	[8]	(0.15)[7]	94	9
12-31-2015	10.73	0.09		(0.74)	(0.65)	(0.10)	(0.09)	—	(0.19)	9.89	(6.05)	0.33		0.30		0.86	102	16
12-31-2014	10.88	0.09		0.06	0.15	(0.10)	(0.20)	—	(0.30)	10.73	1.29	0.33		0.30		0.78	136	31
12-31-2013	8.79	0.08		2.24	2.32	(0.09)	(0.14)	—	(0.23)	10.88	26.43	0.33		0.32		0.83	189	21
12-31-2012	7.64	0.06		1.20	1.26	(0.07)	(0.04)	—	(0.11)	8.79	16.43	0.32		0.32		0.68	176	18
12-31-2011	8.33	0.05		(0.61)	(0.56)	(0.06)	(0.07)	—	(0.13)	7.64	(6.72)	0.32		0.32		0.65	181	23
SERIES NAV
06-30-2016[5]	9.91	—	[6]	(0.29)	(0.29)	—	—	—	—	9.62	(3.13)[7]	0.09	[8]	0.06	[8]	(0.02)[7]	197	9
12-31-2015	10.76	0.13		(0.76)	(0.63)	(0.13)	(0.09)	—	(0.22)	9.91	(5.79)	0.08		0.05		1.21	201	16
12-31-2014	10.91	0.13		0.05	0.18	(0.13)	(0.20)	—	(0.33)	10.76	1.54	0.08		0.05		1.15	210	31
12-31-2013	8.81	0.12		2.24	2.36	(0.12)	(0.14)	—	(0.26)	10.91	26.77	0.08		0.07		1.17	196	21
12-31-2012	7.66	0.09		1.19	1.28	(0.09)	(0.04)	—	(0.13)	8.81	16.67	0.07		0.07		1.06	152	18
12-31-2011	8.35	0.09		(0.63)	(0.54)	(0.08)	(0.07)	—	(0.15)	7.66	(6.46)	0.07		0.07		1.06	118	23
1. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 2. Based on average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% – 1.06%, 0.53% – 1.08%, 0.52% – 1.08%, 0.69% – 1.12%, 0.70% – 1.10%, and 0.48% – 1.10%, for the periods ended 6-30-16, 12-31-15, 12-31-14, 12-31-13, 12-31-12, and 12-31-11, respectively. 5. Six months ended 6-30-16. Unaudited. 6. Less than $0.005 per share. 7. Not annualized. 8. Annualized.

Lifestyle Growth MVP
SERIES I
06-30-2016[5]	13.17	—	[6]	(0.03)	(0.03)	—	—	—	—	13.14	(0.30)[7]	0.12	[8]	0.10	[8]	(0.03)[7]	697	4
12-31-2015	14.13	0.23		(0.88)	(0.65)	(0.24)	(0.07)	—	(0.31)	13.17	(4.53)	0.12		0.10		1.66	722	9
12-31-2014	14.23	0.25		0.06	0.31	(0.26)	(0.15)	—	(0.41)	14.13	2.16	0.12		0.10		1.73	839	18
12-31-2013	12.21	0.23		2.13	2.36	(0.24)	(0.10)	—	(0.34)	14.23	19.34	0.11		0.11		1.73	917	11
12-31-2012	10.92	0.18		1.33	1.51	(0.18)	(0.04)	—	(0.22)	12.21	13.87	0.11		0.11		1.50	807	39	[9]
12-31-2011	11.42	0.22		(0.40)	(0.18)	(0.22)	(0.10)	—	(0.32)	10.92	(1.60)	0.11		0.11		1.92	726	9	[9]
SERIES II
06-30-2016[5]	13.14	(0.02)		(0.03)	(0.05)	—	—	—	—	13.09	(0.38)[7]	0.32	[8]	0.30	[8]	(0.13)[7]	8,459	4
12-31-2015	14.10	0.20		(0.88)	(0.68)	(0.21)	(0.07)	—	(0.28)	13.14	(4.81)	0.32		0.30		1.43	9,102	9
12-31-2014	14.19	0.21		0.08	0.29	(0.23)	(0.15)	—	(0.38)	14.10	2.04	0.32		0.30		1.47	11,165	18
12-31-2013	12.18	0.20		2.12	2.32	(0.21)	(0.10)	—	(0.31)	14.19	19.09	0.31		0.31		1.50	14,027	11
12-31-2012	10.90	0.15		1.33	1.48	(0.16)	(0.04)	—	(0.20)	12.18	13.59	0.31		0.31		1.27	12,818	39	[9]
12-31-2011	11.40	0.19		(0.39)	(0.20)	(0.20)	(0.10)	—	(0.30)	10.90	(1.80)	0.31		0.31		1.66	12,007	9	[9]
SERIES NAV
06-30-2016[5]	13.19	—	[6]	(0.03)	(0.03)	—	—	—	—	13.16	(0.23)[7]	0.07	[8]	0.05	[8]	— [7,10]	665	4
12-31-2015	14.15	0.25		(0.89)	(0.64)	(0.25)	(0.07)	—	(0.32)	13.19	(4.55)	0.07		0.05		1.79	673	9
12-31-2014	14.24	0.27		0.06	0.33	(0.27)	(0.15)	—	(0.42)	14.15	2.28	0.07		0.05		1.86	703	18
12-31-2013	12.22	0.25		2.11	2.36	(0.24)	(0.10)	—	(0.34)	14.24	19.38	0.06		0.06		1.87	670	11
12-31-2012	10.93	0.19		1.33	1.52	(0.19)	(0.04)	—	(0.23)	12.22	13.91	0.06		0.06		1.58	521	39	[9]
12-31-2011	11.43	0.24		(0.42)	(0.18)	(0.22)	(0.10)	—	(0.32)	10.93	(1.55)	0.06		0.06		2.05	435	9	[9]
1. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 2. Based on average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds help by the portfolio. The range of expense ratios from the underlying funds held by the portfolio was as follows: 0.53% – 1.06%, 0.53% – 1.09%, 0.52% – 1.09%, 0.50% – 1.10%, 0.49% – 1.10%, and 0.48% – 1.10% for the periods ended 6-30-16, 12-31-15, 12-31-14, 12-31-13, 12-31-12, and 12-31-11, respectively. 5. Six months ended 6-30-16. Unaudited. 6. Less than $0.005 per share. 7. Not annualized. 8. Annualized. 9. Excludes merger activity. 10. Less than 0.005%.

12

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[1]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Balanced MVP
SERIES I
06-30-2016[5]	12.24	—	[6]	0.29	0.29	—	—	—	—	12.53	2.37	[7]	0.11	[8]	0.09	[8]	(0.01)[7]	653	1
12-31-2015	13.87	0.27		(0.58)	(0.31)	(0.27)	(1.05)	—	(1.32)	12.24	(2.25)		0.12		0.09		1.97	671	9
12-31-2014	13.69	0.29		0.30	0.59	(0.31)	(0.10)	—	(0.41)	13.87	4.29		0.11		0.10		2.05	768	20
12-31-2013	12.48	0.26		1.33	1.59	(0.27)	(0.11)	—	(0.38)	13.69	12.78		0.11		0.11		1.98	863	9
12-31-2012	11.41	0.22		1.13	1.35	(0.23)	(0.05)	—	(0.28)	12.48	11.87		0.11		0.11		1.82	834	32
12-31-2011	11.74	0.28		(0.21)	0.07	(0.28)	(0.12)	—	(0.40)	11.41	0.62		0.11		0.11		2.38	823	10
SERIES II
06-30-2016[5]	12.18	(0.01)		0.28	0.27	—	—	—	—	12.45	2.30	[7]	0.31	[8]	0.29	[8]	(0.11)[7]	6,326	1
12-31-2015	13.80	0.24		(0.57)	(0.33)	(0.24)	(1.05)	—	(1.29)	12.18	(2.39)		0.32		0.29		1.74	6,646	9
12-31-2014	13.63	0.25		0.30	0.55	(0.28)	(0.10)	—	(0.38)	13.80	4.03		0.31		0.30		1.80	7,970	20
12-31-2013	12.43	0.23		1.33	1.56	(0.25)	(0.11)	—	(0.36)	13.63	12.54		0.31		0.31		1.75	9,777	9
12-31-2012	11.36	0.20		1.13	1.33	(0.21)	(0.05)	—	(0.26)	12.43	11.70		0.31		0.31		1.62	9,828	32
12-31-2011	11.69	0.25		(0.20)	0.05	(0.26)	(0.12)	—	(0.38)	11.36	0.42		0.31		0.31		2.09	9,776	10
SERIES NAV
06-30-2016[5]	12.26	—	[6]	0.30	0.30	—	—	—	—	12.56	2.45	[7]	0.06	[8]	0.04	[8]	0.01 [7]	1,189	1
12-31-2015	13.89	0.28		(0.58)	(0.30)	(0.28)	(1.05)	—	(1.33)	12.26	(2.20)		0.07		0.04		2.06	1,192	9
12-31-2014	13.72	0.30		0.28	0.58	(0.31)	(0.10)	—	(0.41)	13.89	4.26		0.06		0.05		2.15	1,293	20
12-31-2013	12.50	0.28		1.33	1.61	(0.28)	(0.11)	—	(0.39)	13.72	12.90		0.06		0.06		2.07	1,344	9
12-31-2012	11.43	0.23		1.13	1.36	(0.24)	(0.05)	—	(0.29)	12.50	11.90		0.06		0.06		1.91	1,237	32
12-31-2011	11.76	0.28		(0.20)	0.08	(0.29)	(0.12)	—	(0.41)	11.43	0.67		0.06		0.06		2.39	1,168	10
1. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 2. Based on average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% – 1.06%, 0.53% – 1.09% 0.52% – 1.09%, 0.50% – 1.10%, 0.49% – 1.10%, and 0.48% – 1.10% for the periods ended 6-30-16, 12-31-15, 12-31-14, 12-31-13, 12-31-12, and 12-31-11, respectively. 5. Six months ended 6-30-16. Unaudited. 6. Less than $0.005 per share. 7. Not annualized. 8. Annualized.

Lifestyle Moderate MVP
SERIES I
06-30-2016[5]	11.72	—	[6]	0.39	0.39	—	—	—	—	12.11	3.33	[7]	0.12	[8]	0.09	[8]	(0.01)[7]	257	—	[9]
12-31-2015	13.30	0.28		(0.41)	(0.13)	(0.27)	(1.18)	—	(1.45)	11.72	(0.91)		0.12		0.09		2.14	257	10
12-31-2014	13.68	0.31		0.37	0.68	(0.32)	(0.74)	—	(1.06)	13.30	4.94		0.12		0.10		2.24	289	26
12-31-2013	12.78	0.29		1.02	1.31	(0.30)	(0.11)	—	(0.41)	13.68	10.22		0.11		0.11		2.14	320	7
12-31-2012	11.84	0.26		1.00	1.26	(0.27)	(0.05)	—	(0.32)	12.78	10.67		0.11		0.11		2.07	315	26
12-31-2011	12.01	0.32		(0.04)	0.28	(0.33)	(0.12)	—	(0.45)	11.84	2.33		0.11		0.11		2.65	301	12
SERIES II
06-30-2016[5]	11.65	(0.01)		0.39	0.38	—	—	—	—	12.03	3.26	[7]	0.32	[8]	0.29	[8]	(0.11)[7]	2,060	—	[9]
12-31-2015	13.23	0.24		(0.39)	(0.15)	(0.25)	(1.18)	—	(1.43)	11.65	(1.12)		0.32		0.29		1.88	2,131	10
12-31-2014	13.62	0.27		0.37	0.64	(0.29)	(0.74)	—	(1.03)	13.23	4.68		0.32		0.30		1.98	2,513	26
12-31-2013	12.73	0.25		1.02	1.27	(0.27)	(0.11)	—	(0.38)	13.62	9.97		0.31		0.31		1.89	3,037	7
12-31-2012	11.79	0.23		1.00	1.23	(0.24)	(0.05)	—	(0.29)	12.73	10.50		0.31		0.31		1.86	3,157	26
12-31-2011	11.96	0.29		(0.03)	0.26	(0.31)	(0.12)	—	(0.43)	11.79	2.13		0.31		0.31		2.42	3,116	12
SERIES NAV
06-30-2016[5]	11.73	—	[6]	0.39	0.39	—	—	—	—	12.12	3.41	[7]	0.07	[8]	0.04	[8]	0.02 [7]	118	—	[9]
12-31-2015	13.31	0.29		(0.41)	(0.12)	(0.28)	(1.18)	—	(1.46)	11.73	(0.86)		0.07		0.04		2.20	112	10
12-31-2014	13.69	0.34		0.35	0.69	(0.33)	(0.74)	—	(1.07)	13.31	4.99		0.07		0.05		2.46	115	26
12-31-2013	12.79	0.30		1.02	1.32	(0.31)	(0.11)	—	(0.42)	13.69	10.27		0.06		0.06		2.23	102	7
12-31-2012	11.85	0.28		0.98	1.26	(0.27)	(0.05)	—	(0.32)	12.79	10.71		0.06		0.06		2.23	91	26
12-31-2011	12.02	0.38		(0.09)	0.29	(0.34)	(0.12)	—	(0.46)	11.85	2.38		0.06		0.06		3.07	75	12
1. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 2. Based on average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% – 1.06%, 0.53% – 1.09%, 0.52% – 1.09%, 0.50% – 1.10%, 0.49% – 1.10%, and 0.48% – 1.10% for the periods ended 6-30-16, 12-31-15, 12-31-14 12-31-13, 12-31-12, and 12-31-11, respectively. 5. Six months ended 6-30-16. Unaudited. 6. Less than $0.005 per share. 7. Not annualized. 8. Annualized. 9. Less than 0.005%.

13

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Conservative MVP
SERIES I
06-30-2016[5]	11.14	—	[6]	0.48	0.48	—	—	—	—	11.62	4.31	[7]	0.12	[8]	0.09	[8]	—	[7,9]	190	2
12-31-2015	12.12	0.29		(0.29)	—	(0.28)	(0.70)	—	(0.98)	11.14	0.05		0.12		0.09		2.42		180	11
12-31-2014	12.58	0.32		0.31	0.63	(0.33)	(0.76)	—	(1.09)	12.12	5.02		0.12		0.10		2.50		191	33
12-31-2013	12.96	0.29		0.21	0.50	(0.35)	(0.53)	—	(0.88)	12.58	3.88		0.11		0.11		2.24		218	5
12-31-2012	12.56	0.33		0.73	1.06	(0.32)	(0.34)	—	(0.66)	12.96	8.52		0.11		0.11		2.51		274	22
12-31-2011	12.57	0.42		0.11	0.53	(0.41)	(0.13)	—	(0.54)	12.56	4.23		0.11		0.11		3.27		252	17
SERIES II
06-30-2016[5]	11.07	(0.01)		0.47	0.46	—	—	—	—	11.53	4.16	[7]	0.32	[8]	0.29	[8]	(0.10)[7]		1,326	2
12-31-2015	12.05	0.25		(0.27)	(0.02)	(0.26)	(0.70)	—	(0.96)	11.07	(0.15)		0.32		0.29		2.13		1,344	11
12-31-2014	12.51	0.29		0.32	0.61	(0.31)	(0.76)	—	(1.07)	12.05	4.84		0.32		0.30		2.25		1,583	33
12-31-2013	12.89	0.26		0.22	0.48	(0.33)	(0.53)	—	(0.86)	12.51	3.69		0.31		0.31		1.99		2,014	5
12-31-2012	12.50	0.30		0.73	1.03	(0.30)	(0.34)	—	(0.64)	12.89	8.27		0.31		0.31		2.29		2,613	22
12-31-2011	12.51	0.39		0.12	0.51	(0.39)	(0.13)	—	(0.52)	12.50	4.04		0.31		0.31		3.05		2,525	17
SERIES NAV
06-30-2016[5]	11.17	—	[6]	0.48	0.48	—	—	—	—	11.65	4.30	[7]	0.07	[8]	0.04	[8]	0.03	[7]	51	2
12-31-2015	12.14	0.30		(0.28)	0.02	(0.29)	(0.70)	—	(0.99)	11.17	0.18		0.07		0.04		2.45		48	11
12-31-2014	12.61	0.35		0.28	0.63	(0.34)	(0.76)	—	(1.10)	12.14	4.97		0.07		0.05		2.71		50	33
12-31-2013	12.98	0.33		0.19	0.52	(0.36)	(0.53)	—	(0.89)	12.61	4.00		0.06		0.06		2.50		48	5
12-31-2012	12.58	0.36		0.71	1.07	(0.33)	(0.34)	—	(0.67)	12.98	8.55		0.06		0.06		2.77		50	22
12-31-2011	12.59	0.46		0.08	0.54	(0.42)	(0.13)	—	(0.55)	12.58	4.27		0.06		0.06		3.57		34	17
1. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 2. Based on average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% – 1.06%, 0.53% – 1.09%, 0.52% – 1.09%, 0.50% – 1.10%, 0.49% – 1.10%, and 0.48% – 1.10% for the periods ended 6-30-16, 12-31-15, 12-31-14, 12-31-13, 12-31-12, and 12-31-11, respectively. 5. Six months ended 6-30-16. Unaudited. 6. Less than $0.005 per share. 7. Not annualized. 8. Annualized. 9. Less than 0.005%.

14

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Notes to financial statements (unaudited)

1.  ORGANIZATION  John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is a series company with multiple investment series, five of which (collectively, Lifestyle MVPs or the portfolios, and individually the portfolio) are presented in this report. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act).

The portfolios may offer multiple classes of shares. The shares currently offered are detailed in the Statements of assets and liabilities. Series I, Series II, and Series NAV shares are presently offered only to certain affiliates of John Hancock Investment Management Services, LLC (the Advisor). The portfolios operate as “funds of funds” that invest primarily in shares of affiliated underlying funds of the Trust or affiliates of the Trust. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.

The investment objectives of the portfolios are as follows:

Lifestyle Aggressive MVP

To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Lifestyle Growth MVP

To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Lifestyle Balanced MVP

To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Lifestyle Moderate MVP

To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Lifestyle Conservative MVP

To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation.  Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the portfolios use the following valuation techniques: Equity securities held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in underlying affiliated funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

15

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following is a summary of the values by input classification of the portfolios’ investments as of June 30, 2016, by major security category or type:

	Total Value at 6-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Lifestyle Aggressive MVP
Affiliated investment companies	$356,332,175	$356,332,175	—		—
Short-term investments	2,591,766	—	$2,591,766		—
Total investments in securities	$358,923,941	$356,332,175	$2,591,766	—
Other financial instruments:
Futures	($2,889,681)	($2,947,980)	$58,299		—
Lifestyle Growth MVP
Affiliated investment companies	$9,672,749,735	$9,672,749,735	—		—
Short-term investments	48,112,850	206,180	$47,906,670		—
Total investments in securities	$9,720,862,585	$9,672,955,915	$47,906,670		—
Other financial instruments:
Futures	($60,799,855)	($58,953,958)	($1,845,897)		—

Lifestyle Balanced MVP
Affiliated investment companies	$8,070,918,679	$8,070,918,679	—		—
Short-term investments	82,356,689	31,564,461	$50,792,228		—
Total investments in securities	$8,153,275,368	$8,102,483,140	$50,792,228		—
Other financial instruments:
Futures	($1,024,854)	($651,926)	($372,928)		—

Lifestyle Moderate MVP
Affiliated investment companies	$2,396,841,486	$2,396,841,486	—		—
Short-term investments	28,560,255	16,144,765	$12,415,490		—
Total investments in securities	$2,425,401,741	$2,412,986,251	$12,415,490		—
Other financial instruments:
Futures	$872,298	$1,223,890	($351,592)		—

Lifestyle Conservative MVP
Affiliated investment companies	$1,544,556,087	$1,544,556,087	—		—
Short-term investments	11,524,131	—	$11,524,131		—
Total investments in securities	$1,556,080,218	$1,544,556,087	$11,524,131		—
Other financial instruments:
Futures	$880,630	$969,267	($88,637)		—

Security transactions and related investment income.  Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit.  The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2016, the portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. (Citibank) as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for certain funds, the portfolios can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio based on a combination of straight-line and asset based allocations and is reflected in Other expenses on the Statements of operations. Prior to June 30, 2016, the portfolios had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. For the six months ended June 30, 2016, the portfolios had no borrowings under either line of credit.

Commitment fees for the six months ended June 30, 2016 were as follows:

Portfolio	Commitment fee
Lifestyle Aggressive MVP	$818
Lifestyle Growth MVP	6,148
Lifestyle Balanced MVP	5,088
Lifestyle Moderate MVP	1,927
Lifestyle Conservative MVP	1,437

Expenses.  Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

16

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

As of June 30, 2016, certain of the portfolios were due to receive reimbursements from State Street Bank for overbilling of custody out-of-pocket fees from prior years. As a result of the accrued reimbursements, some portfolios reflect negative custodian fees in the current reporting period. Custodian fees incurred by the portfolios for the six months ended June 30, 2016 prior to these reimbursements were as follows:

Portfolio	Amount
Lifestyle Aggressive MVP	$11,762
Lifestyle Growth MVP	12,689
Lifestyle Balanced MVP	11,701
Lifestyle Moderate MVP	11,849
Lifestyle Conservative MVP	11,898

Class allocations.  Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes.  Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2015, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. Each portfolio’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on June 30, 2016, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Lifestyle Aggressive MVP	$365,618,767	$18,537,578	($25,232,404)	($6,694,826)
Lifestyle Growth MVP	8,943,988,236	964,436,266	(187,561,917)	776,874,349
Lifestyle Balanced MVP	7,738,252,140	549,516,756	(134,493,528)	415,023,228
Lifestyle Moderate MVP	2,330,708,734	115,046,654	(20,353,647)	94,693,007
Lifestyle Conservative MVP	1,551,088,757	17,931,600	(12,940,139)	4,991,461

Distribution of income and gains.  Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and derivative transactions.

3.  DERIVATIVE INSTRUMENTS The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolio and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Futures.  A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.

Upon entering into a futures contract, a portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following table summarizes contracts held at June 30, 2016, and the range of futures contracts notional amounts held by the portfolios during the six months ended June 30, 2016. In addition, the tables detail how the portfolios used future contracts during the six months ended June 30, 2016.

17

DERIVATIVE INSTRUMENTS, CONTINUED

Lifestyle Aggressive MVP

The portfolio used futures contracts to manage volatility of returns. During the six months ended June 30, 2016 the portfolio held futures contracts with total notional values ranging from approximately $160.6 million to $189.4 million, as measured at each quarter end. The following table summarizes the contracts held at June 30, 2016.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
Lifestyle Aggressive MVP	BP Currency Futures	172	Short	Sep 2016	($14,991,359)	($14,241,600)	$749,759
	Euro FX Futures	80	Short	Sep 2016	(11,244,979)	(11,107,500)	137,479
	Euro STOXX 50 Index Futures	370	Short	Sep 2016	(11,430,852)	(11,722,842)	(291,990)
	FTSE 100 Index Futures	171	Short	Sep 2016	(13,492,895)	(14,620,414)	(1,127,519)
	Japanese Yen Currency Futures	34	Short	Sep 2016	(4,051,156)	(4,125,475)	(74,319)
	Mini MSCI Emerging Markets Index Futures	412	Short	Sep 2016	(16,378,166)	(17,194,820)	(816,654)
	Russell 2000 Mini Index Futures	113	Short	Sep 2016	(12,824,265)	(12,965,620)	(141,355)
	S&P 500 Index E-Mini Futures	544	Short	Sep 2016	(55,889,913)	(56,853,440)	(963,527)
	S&P Mid 400 Index E-Mini Futures	150	Short	Sep 2016	(21,975,146)	(22,395,000)	(419,854)
	Nikkei 225 Futures	28	Short	Sep 2016	(4,280,059)	(4,221,760)	58,299
							($2,889,681)

Lifestyle Growth MVP

The portfolio used futures contracts to manage volatility of returns. During the six months ended June 30, 2016 the portfolio held futures contracts with total notional values ranging from approximately $2.1 billion to $2.3 billion, as measured at each quarter end. The following table summarizes the contracts held at June 30, 2016.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
Lifestyle Growth MVP	BP Currency Futures	2,118	Short	Sep 2016	($179,276,472)	($175,370,400)	$3,906,072
	Euro FX Futures	899	Short	Sep 2016	(124,872,427)	(124,820,531)	51,896
	Euro STOXX 50 Index Futures	3,984	Short	Sep 2016	(121,627,230)	(126,226,496)	(4,599,266)
	FTSE 100 Index Futures	2,095	Short	Sep 2016	(167,342,175)	(179,121,449)	(11,779,274)
	Japanese Yen Currency Futures	803	Short	Sep 2016	(97,966,813)	(97,434,012)	532,801
	Mini MSCI Emerging Markets Index Futures	4,428	Short	Sep 2016	(175,491,856)	(184,802,580)	(9,310,724)
	Russell 2000 Mini Index Futures	1,142	Short	Sep 2016	(126,823,364)	(131,033,080)	(4,209,716)
	S&P 500 Index E-Mini Futures	7,518	Short	Sep 2016	(761,461,603)	(785,706,180)	(24,244,577)
	S&P Mid 400 Index E-Mini Futures	1,743	Short	Sep 2016	(250,928,730)	(260,229,900)	(9,301,170)
	Nikkei 225 Futures	550	Short	Sep 2016	(81,081,523)	(82,927,420)	(1,845,897)
							($60,799,855)

Lifestyle Balanced MVP

The portfolio used futures contracts to manage volatility of returns. During the six months ended June 30, 2016 the portfolio held futures contracts with total notional values ranging from approximately $79.5 million to $385.1 million, as measured at each quarter end. The following table summarizes the contracts held at June 30, 2016.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
Lifestyle Balanced MVP	Nikkei 225 Futures	60	Long	Sep 2016	$9,419,556	$9,046,628	($372,928)
	BP Currency Futures	94	Short	Sep 2016	(7,886,147)	(7,783,200)	102,947
	Euro FX Futures	34	Short	Sep 2016	(4,729,379)	(4,720,688)	8,691
	Euro STOXX 50 Index Futures	151	Short	Sep 2016	(4,728,306)	(4,784,187)	(55,881)
	FTSE 100 Index Futures	93	Short	Sep 2016	(7,840,351)	(7,951,453)	(111,102)
	Japanese Yen Currency Futures	60	Short	Sep 2016	(7,309,797)	(7,280,250)	29,547
	Mini MSCI Emerging Markets Index Futures	610	Short	Sep 2016	(25,271,803)	(25,458,350)	(186,547)
	Russell 2000 Mini Index Futures	24	Short	Sep 2016	(2,704,395)	(2,753,760)	(49,365)
	S&P 500 Index E-Mini Futures	159	Short	Sep 2016	(16,399,281)	(16,617,090)	(217,809)
	S&P Mid 400 Index E-Mini Futures	75	Short	Sep 2016	(11,025,093)	(11,197,500)	(172,407)
							($1,024,854)

18

DERIVATIVE INSTRUMENTS, CONTINUED

Lifestyle Moderate MVP

The portfolio used futures contracts to manage volatility of returns. During the six months ended June 30, 2016 the portfolio held futures contracts with total notional values ranging from approximately $85.9 million to $150.8 million, as measured at each quarter end. The following table summarizes the contracts held at June 30, 2016.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
Lifestyle Moderate MVP	BP Currency Futures	171	Long	Sep 2016	$15,284,808	$14,158,800	($1,126,008)
	Euro FX Futures	80	Long	Sep 2016	11,337,561	11,107,500	(230,061)
	Euro STOXX 50 Index Futures	356	Long	Sep 2016	11,025,563	11,279,275	253,712
	FTSE 100 Index Futures	170	Long	Sep 2016	13,322,665	14,534,915	1,212,250
	Japanese Yen Currency Futures	57	Long	Sep 2016	6,781,857	6,916,238	134,381
	Mini MSCI Emerging Markets Index Futures	19	Long	Sep 2016	740,036	792,965	52,929
	Russell 2000 Mini Index Futures	114	Long	Sep 2016	13,269,870	13,080,360	(189,510)
	S&P 500 Index E-Mini Futures	494	Long	Sep 2016	50,809,022	51,627,940	818,918
	S&P Mid 400 Index E-Mini Futures	125	Long	Sep 2016	18,365,221	18,662,500	297,279
	Nikkei 225 Futures	57	Long	Sep 2016	8,945,888	8,594,296	(351,592)
							$872,298

Lifestyle Conservative MVP

The portfolio used futures contracts to manage volatility of returns. During the six months ended June 30, 2016 the portfolio held futures contracts with total notional values ranging from approximately $36.5 million to $54.5 million, as measured at each quarter end. The following table summarizes the contracts held at June 30, 2016.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
Lifestyle Conservative MVP	BP Currency Futures	55	Long	Sep 2016	$4,783,769	$4,554,000	($229,769)
	Euro FX Futures	27	Long	Sep 2016	3,800,878	3,748,781	(52,097)
	Euro STOXX 50 Index Futures	123	Long	Sep 2016	3,783,384	3,897,053	113,669
	FTSE 100 Index Futures	55	Long	Sep 2016	4,339,274	4,702,472	363,198
	Japanese Yen Currency Futures	26	Long	Sep 2016	3,106,699	3,154,775	48,076
	Mini MSCI Emerging Markets Index Futures	135	Long	Sep 2016	5,438,805	5,634,225	195,420
	Russell 2000 Mini Index Futures	41	Long	Sep 2016	4,670,366	4,704,340	33,974
	S&P 500 Index E-Mini Futures	140	Long	Sep 2016	14,290,282	14,631,400	341,118
	S&P Mid 400 Index E-Mini Futures	40	Long	Sep 2016	5,816,322	5,972,000	155,678
	Nikkei 225 Futures	23	Long	Sep 2016	3,556,511	3,467,874	(88,637)
							$880,630

*	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2016 by risk category:

Portfolio	Risk	Statements of assets and liabilities location	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Lifestyle Aggressive MVP	Equity	Receivable for futures	Futures†	$58,299	($3,760,899)
	Foreign	Receivable for futures	Futures†	887,238	(74,319)
	Total			$945,537	($3,835,218)
Lifestyle Growth MVP	Equity	Receivable for futures	Futures†	—	($65,290,624)
	Foreign	Receivable for futures	Futures†	$4,490,769	—
	Total			$4,490,769	($65,290,624)
Lifestyle Balanced MVP	Equity	Receivable for futures	Futures†	—	(1,166,039)
	Foreign	Receivable for futures	Futures†	$141,185	—
	Total			$141,185	($1,166,039)
Lifestyle Moderate MVP	Equity	Receivable for futures	Futures†	$2,635,088	($541,102)
	Foreign	Receivable for futures	Futures†	134,381	(1,356,069)
	Total			$2,769,469	($1,897,171)
Lifestyle Conservative MVP	Equity	Receivable for futures	Futures†	1,203,057	(88,637)
	Foreign	Receivable for futures	Futures†	48,076	(281,866)
	Total			$1,251,133	($370,503)

†	Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statements of assets and liabilities.

19

DERIVATIVE INSTRUMENTS, CONTINUED

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2016:

	Statements of operations location — Net Realized Gain (Loss) on:
Portfolio	Risk	Futures Contracts
Lifestyle Aggressive MVP	Equity	($11,272,990)
	Foreign	(411,429)
	Total	($11,684,419)
Lifestyle Growth MVP	Equity	(165,571,694)
	Foreign	(13,712,750)
	Total	($179,284,444)
Lifestyle Balanced MVP	Equity	(57,309,900)
	Foreign	(2,688,345)
	Total	($59,998,245)
Lifestyle Moderate MVP	Equity	(1,572,435)
	Foreign	518,479
	Total	($1,053,956)
Lifestyle Conservative MVP	Equity	1,049,332
	Foreign	183,422
	Total	$1,232,754

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2016:

	Statements of operations location — Change in Unrealized Appreciation (Depreciation) of:
Portfolio	Risk	Futures Contracts
Lifestyle Aggressive MVP	Equity	($2,698,953)
	Foreign	533,951
	Total	($2,165,002)
Lifestyle Growth MVP	Equity	($48,908,769)
	Foreign	1,083,988
	Total	($47,824,781)
Lifestyle Balanced MVP	Equity	$1,583,224
	Foreign	(127,254)
	Total	$1,455,970
Lifestyle Moderate MVP	Equity	$2,578,798
	Foreign	(1,077,411)
	Total	$1,501,387
Lifestyle Conservative MVP	Equity	$944,731
	Foreign	(182,860)
	Total	$761,871

4.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee.  The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor on an annual basis, as detailed below. Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of John Hancock Funds II (JHF II) and net assets of similar funds of the Trust. The portfolios are advised by the Advisor and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC. The Advisor has subadvisory agreements with John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, which are indirect wholly owned subsidiaries of MFC and affiliates of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.

The advisory fee has two components: (a) a fee on assets invested in affiliated funds (Affiliated Fund Assets) and (b) a fee on assets not invested in affiliated funds (Other Assets). Affiliated funds are any fund of the Trust, JHF II and John Hancock Funds III excluding JHVIT 500 Index Trust B, JHVIT Total Bond Market Trust B and JHVIT International Equity Index Trust B.

Under the advisory agreement, the portfolios pay a daily management fee to the Advisor. The rates, outlined below, are applied to the Affiliated Fund Assets and Other Assets of each portfolio.

20

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Affiliated fund assets	0.05%	0.04%
Other assets	0.50%	0.49%

Expense reimbursements.  The Advisor contractually agreed to reimburse certain other expenses for the portfolios so that they do not exceed 0.00% average annual net assets of the portfolios. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnification expenses not incurred in the ordinary course of the portfolios’ business, the advisory fee, Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reimbursement will remain in effect until April 30, 2017, and may terminate at any time thereafter.

The Advisor has contractually agreed to waive its advisory fees and/or reduce expenses by 0.002% of each portfolio’s average net assets. This expense limitation agreement expires on April 30, 2017, unless renewed by mutual agreement of the portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to waive its advisory fee or reimburse the portfolios so that the aggregate advisory fee retained by the Advisor with respect to both the portfolios and the underlying investments does not exceed 0.50% of the portfolios’ first $7.5 billion of aggregate daily net assets and 0.49% of the portfolios’ aggregate net assets in excess of $7.5 billion. This voluntary waiver may terminate at any time.

The expense reductions described above for the six months ended June 30, 2016 amounted to:

	Expense reimbursement by class
Portfolio	Series I	Series II	Series NAV	Total
Lifestyle Aggressive MVP	$14,696	$17,806	$36,516	$69,018
Lifestyle Growth MVP	78,869	976,009	74,372	1,129,250
Lifestyle Balanced MVP	74,689	731,194	133,778	939,661
Lifestyle Moderate MVP	32,022	260,462	14,248	306,732
Lifestyle Conservative MVP	25,324	182,031	6,698	214,053

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2016 were equivalent to a net annual effective rate of the portfolio’s average daily net assets as follows:

Portfolio	Annual Effective Rate
Lifestyle Aggressive MVP	0.02%
Lifestyle Growth MVP	0.03%
Lifestyle Balanced MVP	0.03%
Lifestyle Moderate MVP	0.02%
Lifestyle Conservative MVP	0.02%

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future periods.

Accounting and legal services.  Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2016 amounted to an annual rate of 0.01% of the portfolio’s average daily net assets.

Distribution and service plans.  The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Series I and Series II pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolio’s shares.

Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%

Currently, Series I and Series II shares are charged Rule 12b-1 fees of 0.05% and 0.25%, respectively.

Trustee expenses.  The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its net assets relative to other portfolios within the John Hancock group of funds complex.

21

6.  PORTFOLIO SHARE TRANSACTIONS Transactions in the portfolios’ shares for the six months ended June 30, 2016 and the year ended December 31, 2015 were as follows:

Lifestyle Aggressive MVP	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I Shares
Sold	155,642	$1,501,308	191,634	$2,033,254
Distributions reinvested	—	—	175,753	1,759,289
Repurchased	(504,198)	(4,861,586)	(1,826,518)	(19,582,042)
Net decrease	(348,556)	($3,360,278)	(1,459,131)	($15,789,499)
Series II Shares
Sold	175,131	$1,662,359	106,935	$1,115,209
Distributions reinvested	—	—	196,085	1,956,926
Repurchased	(749,047)	(7,177,208)	(2,672,074)	(28,372,635)
Net decrease	(573,916)	($5,514,849)	(2,369,054)	($25,300,500)
Series NAV Shares
Sold	7,659,796	$72,544,376	5,418,597	$56,323,232
Distributions reinvested	—	—	432,409	4,328,414
Repurchased	(7,415,046)	(70,155,376)	(5,122,827)	(53,138,454)
Net increase	244,750	$2,389,000	728,179	$7,513,192
Total net decrease	(677,722)	($6,486,127)	(3,100,006)	($33,576,807)

Lifestyle Growth MVP	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I Shares
Sold	654,374	$8,439,121	1,005,566	$14,134,283
Distributions reinvested	—	—	1,260,533	16,752,479
Repurchased	(2,477,903)	(32,190,036)	(6,824,873)	(95,995,746)
Net decrease	(1,823,529)	($23,750,915)	(4,558,774)	($65,108,984)
Series II Shares
Sold	75,848,042	$967,000,000	48,387,830	$661,478,317
Distributions reinvested	—	—	14,544,461	192,859,552
Repurchased	(122,524,357)	(1,571,658,550)	(162,294,123)	(2,264,963,983)
Net decrease	(46,676,315)	($604,658,550)	(99,361,832)	($1,410,626,114)
Series NAV Shares
Sold	1,061,549	$13,834,605	2,613,786	$36,702,703
Distributions reinvested	—	—	1,195,712	15,902,970
Repurchased	(1,565,749)	(20,493,432)	(2,466,087)	(34,936,270)
Net increase (decrease)	(504,200)	($6,658,827)	1,343,411	$17,669,403
Total net decrease	(49,004,044)	($635,068,292)	(102,577,195)	($1,458,065,695)

Lifestyle Balanced MVP	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I Shares
Sold	941,302	$11,241,254	849,373	$11,751,463
Distributions reinvested	—	—	5,528,670	68,915,108
Repurchased	(3,685,057)	(44,675,876)	(6,925,782)	(93,662,664)
Net decrease	(2,743,755)	($33,434,622)	(547,739)	($12,996,093)
Series II Shares
Sold	18,620,528	$220,000,000	11,945,581	$150,925,211
Distributions reinvested	—	—	54,347,002	673,508,759
Repurchased	(56,384,072)	(678,183,000)	(97,878,923)	(1,318,250,623)
Net decrease	(37,763,544)	($458,183,000)	(31,586,340)	($493,816,653)
Series NAV Shares
Sold	321,752	$3,960,018	798,840	$10,828,391
Distributions reinvested	—	—	9,591,152	119,799,342
Repurchased	(2,816,203)	(34,332,720)	(6,250,447)	(85,820,454)
Net increase (decrease)	(2,494,451)	($30,372,702)	4,139,545	$44,807,279
Total net decrease	(43,001,750)	($521,990,324)	(27,994,534)	($462,005,467)

22

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Lifestyle Moderate MVP	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I Shares
Sold	652,371	$7,635,444	931,165	$12,263,023
Distributions reinvested	—	—	2,501,645	29,867,017
Repurchased	(1,352,754)	(15,923,792)	(3,241,937)	(42,336,573)
Net increase (decrease)	(700,383)	($8,288,348)	190,873	($206,533)
Series II Shares
Sold	2,349,774	$27,051,701	1,499,457	$18,228,210
Distributions reinvested	—	—	20,900,117	247,968,227
Repurchased	(13,965,298)	(162,329,186)	(29,446,751)	(379,914,504)
Net decrease	(11,615,524)	($135,277,485)	(7,047,177)	($113,718,067)
Series NAV Shares
Sold	485,455	$5,733,484	814,824	$10,678,509
Distributions reinvested	—	—	1,065,346	12,736,200
Repurchased	(339,892)	(3,999,887)	(955,378)	(12,568,353)
Net increase	145,563	$1,733,597	924,792	$10,846,356
Total net decrease	(12,170,344)	($141,832,236)	(5,931,512)	($103,078,244)

Lifestyle Conservative MVP	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I Shares
Sold	1,125,986	$12,633,763	1,687,387	$19,928,066
Distributions reinvested	—	—	1,312,614	14,856,299
Repurchased	(1,005,874)	(11,386,604)	(2,550,433)	(30,596,157)
Net increase	120,112	$1,247,159	449,568	$4,188,208
Series Ii Shares
Sold	1,948,546	$21,681,961	1,954,624	$22,966,891
Distributions reinvested	—	—	10,058,872	113,067,227
Repurchased	(8,433,894)	(94,776,686)	(21,963,256)	(262,549,860)
Net decrease	(6,485,348)	($73,094,725)	(9,949,760)	($126,515,742)
Series NAV Shares
Sold	327,084	$3,713,784	680,413	$8,243,855
Distributions reinvested	—	—	360,779	4,094,636
Repurchased	(289,467)	(3,300,236)	(823,339)	(9,863,541)
Net increase	37,617	$413,548	217,853	$2,474,950
Total net decrease	(6,327,619)	($71,434,018)	(9,282,339)	($119,852,584)

Affiliates of the Trust owned 100% of shares of beneficial interest of Series NAV on June 30, 2016.

7.  PURCHASE OF SALE AND SECURITIES The following summarizes the purchases and sales of the portfolios, other than short-term investments and U.S. Treasury obligations, aggregated below for the six months ended June 30, 2016.

Portfolio	Purchases	Sales
Lifestyle Aggressive MVP	$33,811,667	$52,037,412
Lifestyle Growth MVP	409,526,524	1,207,186,810
Lifestyle Balanced MVP	83,238,842	682,798,060
Lifestyle Moderate MVP	7,078,716	168,233,222
Lifestyle Conservative MVP	25,730,975	97,505,116

8.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, a portfolio’s investment may represent a significant portion of each underlying fund’s net assets. At June 30, 2016, the following portfolios held 5% or more of the net assets of the underlying funds shown below:

Portfolio	Affiliated Class NAV	Percent of Underlying Funds’ Net Assets
Lifestyle Growth MVP
	Alpha Opportunities Trust	56.03%
	Small Comp Growth Trust	53.70%
	Emerging Markets Value Trust	51.16%
	US Equity Trust	48.83%
	International Growth Stock Trust	45.34%
	International Core Trust	44.33%
	All Cap Core Trust	36.22%
	Global Conservative Absolute Fund	36.10%
	International Value Trust	35.65%
	Cap Appreciation Trust	31.07%
	New Income Trust	29.82%
	Strategic Equity Allocation	29.78%
	Fundamental Large Cap Value Trust	28.24%
	Small Company Value Trust	28.22%
	Small Cap Opportunities Trust	27.83%
	Equity Income Trust	26.82%
Lifestyle Growth MVP (continued)
	Blue Chip Growth Trust	19.55%
	Mid Cap Stock Trust	19.15%
	Global Bond Trust	19.01%
	Core Bond Trust	18.67%
	Mid Value Trust	17.96%
	Small Cap Growth Trust	17.05%
	Bond Trust	16.73%
	International Growth Opportunities Fund	14.17%
	Strategic Growth	13.48%
	Short Term Government Income Trust	10.25%
	Total Return Fund	10.15%
	Small Cap Value Trust	8.58%
Lifestyle Balanced MVP
	New Income Trust	41.82%
	Small Comp Growth Trust	35.86%
	Global Conservative Absolute Fund	33.68%

23

INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

Portfolio	Affiliated Class NAV	Percent of Underlying Funds’ Net Assets
Lifestyle Balanced MVP (continued)
	Emerging Markets Value Trust	33.31%
	Alpha Opportunities Trust	31.84%
	All Cap Core Trust	27.81%
	Bond Trust	27.60%
	Global Bond Trust	26.67%
	Core Bond Trust	26.11%
	International Growth Stock Trust	25.05%
	International Core Trust	24.55%
	US Equity Trust	24.00%
	Small Company Value Trust	18.92%
	International Value Trust	18.75%
	Strategic Equity Allocation	17.29%
	Cap Appreciation Trust	17.04%
	Short Term Government Income Trust	16.73%
	Mid Cap Stock Trust	15.90%
	Fundamental Large Cap Value Trust	15.18%
	Equity Income Trust	15.12%
	Mid Value Trust	14.76%
	Total Return Fund	14.28%
	Small Cap Growth Trust	12.12%
	Blue Chip Growth Trust	10.66%
	Strategic Growth Fund	7.46%
	International Growth Opportunities Fund	7.44%
	Small Cap Value Trust	7.12%
Lifestyle Moderate MVP
	Fundamental All Cap Core Fund	48.66%
	New Income Trust	15.27%
	Global Conservative Absolute Fund	13.12%
	Bond Trust	10.14%
	Global Bond Trust	9.60%
	Core Bond Trust	9.55%
	International Core Trust	9.02%
	Small Comp Growth Trust	8.34%
	International Growth Stock Trust	8.32%
	International Value Trust	7.34%
	Alpha Opportunities Trust	7.06%
	Short Term Government Income Trust	5.64%
	Equity Income Trust	5.59%
	Total Return Fund	5.18%
Lifestyle Conservative MVP
	Fundamental All Cap Core Fund	23.74%
	New Income Trust	13.05%
	Global Conservative Absolute Fund	11.01%
	Bond Trust	8.71%
	Global Bond Trust	8.46%
	Core Bond Trust	8.11%
	Short Term Government Income Trust	5.10%

Information regarding the portfolios fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and Distributions
Portfolio	Beginning Share Amount	Shares Purchased	Shares Sold	Ending Share Amount	Income Distributions Received	Capital Gain Distributions Received	Realized Gain (loss)	Ending Value
Lifestyle Aggressive MVP
All Cap Core	401,867	—	(21,133)	380,734	—	—	$284,676	$10,580,603
Alpha Opportunities	2,445,209	—	(139,375)	2,305,834	—	—	(703,706)	25,271,942
Blue Chip Growth	876,464	—	(9,552)	866,912	—	—	141,649	26,501,494
Capital Appreciation	1,648,100	—	(8,339)	1,639,761	—	—	44,505	21,628,446
Emerging Markets Value	3,822,159	—	—	3,822,159	—	—	—	29,621,729
Equity Income	2,387,939	—	(271,666)	2,116,273	—	—	1,121,134	35,532,220
Fundamental Large Cap Value	2,177,306	—	(26,769)	2,150,537	—	—	138,702	35,290,313
International Core	2,238,390	70,673	—	2,309,063	—	—	—	21,543,559
International Growth Opportunities	697,206	—	—	697,206	—	—	—	8,213,089
International Growth Stock	983,870	—	(1,141)	982,729	—	—	3,680	15,458,327
International Value	2,071,043	32,031	—	2,103,074	—	—	—	23,890,920
Mid Cap Stock	890,291	—	(26,087)	864,204	—	—	29,987	12,893,925
Mid Value	875,210	—	(129,587)	745,623	—	—	81,796	8,828,174
Real Estate Securities	426,949	—	(73,808)	353,141	—	—	520,141	7,172,295
Small Cap Growth	399,371	22,013	—	421,384	—	—	—	3,430,064
Small Cap Opportunities	170,344	—	(12,095)	158,249	—	—	189,953	4,633,519
Small Cap Value	119,594	—	(10,669)	108,925	—	—	58,384	2,302,683
Small Company Growth	86,217	—	(4,296)	81,921	—	—	62,866	2,253,646
Small Company Value	142,098	—	(15,598)	126,500	—	—	90,857	2,710,893
Strategic Equity Allocation	1,223,888	2,181,405	(2,438,432)	966,861	—	—	(598,621)	15,788,833
Strategic Growth	1,489,933	—	(84,095)	1,405,838	—	—	55,336	21,776,437
U.S. Equity	1,167,917	—	(102,549)	1,065,368	—	—	826,639	21,009,064
					—	—	$2,347,978	$356,332,175

24

INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

					Dividends and Distributions
Portfolio	Beginning Share Amount	Shares Purchased	Shares Sold	Ending Share Amount	Income Distributions Received	Capital Gain Distributions Received	Realized Gain (loss)	Ending Value
Lifestyle Growth MVP
All Cap Core	4,064,879	—	(243,928)	3,820,951	—	—	$2,190,154	$106,184,220
Alpha Opportunities	34,258,666	—	(2,198,635)	32,060,031	—	—	(3,828,370)	351,377,940
Blue Chip Growth	9,976,068	—	(181,465)	9,794,603	—	—	3,803,354	299,421,025
Bond	121,139,144	30,318,926	(44,003,046)	107,455,024	—	—	(8,531,999)	1,501,146,689
Capital Appreciation	20,494,383	—	(203,315)	20,291,068	—	—	864,115	267,639,192
Core Bond	19,965,892	—	(2,293,182)	17,672,710	—	—	(1,082,275)	241,055,769
Emerging Markets Value	49,337,536	—	(185,138)	49,152,398	—	—	320,289	380,931,081
Equity Income	29,400,397	—	(3,566,503)	25,833,894	—	—	31,436,834	433,751,083
Fundamental Large Cap Value	25,571,607	—	(564,325)	25,007,282	—	—	2,942,027	410,369,505
Global Bond	10,678,964	—	(1,586,248)	9,092,716	—	—	1,977,596	117,477,893
Global Conservative Absolute Return	3,982,705	—	—	3,982,705	—	—	—	38,751,719
International Core	27,132,349	—	(560,207)	26,572,142	—	—	(2,382,899)	247,918,085
International Growth Opportunities	9,421,233	—	(362,089)	9,059,144	—	—	733,309	106,716,712
International Growth Stock	12,326,422	—	(897,583)	11,428,839	—	—	2,115,711	179,775,632
International Value	26,373,147	—	(1,568,610)	24,804,537	—	—	(7,500,016)	281,779,545
Mid Cap Stock	9,487,165	—	(387,585)	9,099,580	—	—	2,531,235	135,765,732
Mid Value	13,699,973	—	(2,108,765)	11,591,208	—	—	10,290,946	137,239,899
New Income	35,430,565	—	(4,036,271)	31,394,294	—	—	(3,717,526)	416,602,277
Short Term Government Income	3,036,825	—	(261,538)	2,775,287	—	—	(196,264)	34,552,322
Small Cap Growth	8,187,998	—	—	8,187,998	—	—	—	66,650,304
Small Cap Opportunities	2,156,254	—	(172,135)	1,984,119	—	—	1,780,796	58,095,015
Small Cap Value	2,941,638	—	(288,201)	2,653,437	—	—	3,259,797	56,093,650
Small Company Growth	2,235,003	—	(144,817)	2,090,186	—	—	1,829,450	57,501,020
Small Company Value	4,442,137	—	(515,737)	3,926,400	—	—	1,767,611	84,142,749
Strategic Equity Allocation	189,875,971	—	(14,519,211)	175,356,760	—	—	50,454,777	2,863,575,891
Strategic Growth	18,499,354	—	(1,079,629)	17,419,725	—	—	877,563	269,831,546
Total Return	16,377,590	113,232	(1,693,565)	14,797,257	$1,526,524	—	(1,134,054)	201,834,592
U.S. Equity	18,231,867	—	(1,671,591)	16,560,276	—	—	16,031,222	326,568,648
					$1,526,524	—	$106,833,383	$9,672,749,735

Lifestyle Balanced MVP
All Cap Core	3,061,862	—	(128,248)	2,933,614	—	—	$2,409,211	$81,525,126
Alpha Opportunities	19,206,889	—	(989,224)	18,217,665	—	—	(2,718,865)	199,665,608
Blue Chip Growth	5,376,443	—	(35,043)	5,341,400	—	—	526,921	163,286,597
Bond	194,497,305	5,587,077	(22,791,215)	177,293,167	—	—	(6,060,731)	2,476,785,548
Capital Appreciation	11,127,125	—	—	11,127,125	—	—	—	146,766,779
Core Bond	27,292,948	—	(2,578,050)	24,714,898	—	—	(1,908,827)	337,111,214
Emerging Markets Value	32,008,643	—	—	32,008,643	—	—	—	248,066,983
Equity Income	16,311,628	—	(1,749,890)	14,561,738	—	—	15,938,334	244,491,589
Fundamental Large Cap Value	13,491,557	—	(46,566)	13,444,991	—	—	257,510	220,632,301
Global Bond	14,712,998	—	(1,955,094)	12,757,904	—	—	3,608,143	164,832,114
Global Conservative Absolute Return	3,715,472	—	—	3,715,472	—	—	—	36,151,543
International Core	14,901,160	—	(184,305)	14,716,855	—	—	661,651	137,308,256
International Growth Opportunities	4,873,885	—	(115,146)	4,758,739	—	—	248,737	56,057,947
International Growth Stock	6,734,683	—	(421,105)	6,313,578	—	—	872,579	99,312,590
International Value	13,774,489	192,400	(919,307)	13,047,582	—	—	2,944,506	148,220,527
Mid Cap Stock	7,725,698	—	(170,062)	7,555,636	—	—	1,166,163	112,730,085
Mid Value	11,060,590	—	(1,537,332)	9,523,258	—	—	7,370,733	112,755,377
New Income	48,534,784	—	(4,509,388)	44,025,396	—	—	(1,522,214)	584,217,007
Short Term Government Income	4,835,832	—	(306,419)	4,529,413	—	—	(137,961)	56,391,197
Small Cap Growth	5,296,234	541,984	(17,397)	5,820,821	—	—	50,624	47,381,481
Small Cap Value	2,396,722	—	(196,263)	2,200,459	—	—	2,288,917	46,517,705
Small Company Growth	1,467,891	1,132	(73,024)	1,395,999	—	—	1,430,330	38,403,932
Small Company Value	2,902,398	—	(270,542)	2,631,856	—	—	2,553,697	56,400,670
Strategic Equity Allocation	108,729,299	—	(6,952,187)	101,777,112	—	—	25,710,283	1,662,020,240
Strategic Growth	10,043,954	—	(397,000)	9,646,954	—	—	397,800	149,431,310
Total Return	22,569,076	160,002	(1,913,375)	20,815,703	$2,156,922	—	(1,224,627)	283,926,193
U.S. Equity	8,804,189	—	(663,785)	8,140,404	—	—	7,392,597	160,528,760
					$2,156,922	—	$62,255,511	$8,070,918,679

25

INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

					Dividends and Distributions
Portfolio	Beginning Share Amount	Shares Purchased	Shares Sold	Ending Share Amount	Income Distributions Received	Capital Gain Distributions Received	Realized Gain (loss)	Ending Value
Lifestyle Moderate MVP
Alpha Opportunities	4,200,090	—	(162,943)	4,037,147	—	—	($478,051)	$44,247,129
Blue Chip Growth	1,445,876	1,224	—	1,447,100	—	—	—	44,237,841
Bond	70,877,560	298,953	(6,037,284)	65,139,229	—	—	(2,066,485)	909,995,026
Capital Appreciation	1,623,235	18,944	—	1,642,179	—	—	—	21,660,341
Core Bond	9,827,883	—	(791,768)	9,036,115	—	—	(543,045)	123,252,614
Equity Income	5,893,876	—	(512,600)	5,381,276	—	—	4,468,244	90,351,617
Fundamental All Cap Core	5,199,523	28,466	—	5,227,989	—	—	—	73,453,249
Global Bond	5,215,191	—	(622,156)	4,593,035	—	—	707,996	59,342,009
Global Conservative Absolute Return	1,446,937	—	—	1,446,937	—	—	—	14,078,693
International Core	5,327,087	78,526	—	5,405,613	—	—	—	50,434,371
International Growth Opportunities	1,580,964	—	(7,337)	1,573,627	—	—	14,975	18,537,325
International Growth Stock	2,204,296	—	(107,432)	2,096,864	—	—	268,207	32,983,675
International Value	5,255,245	10,674	(158,245)	5,107,674	—	—	567,705	58,023,178
Mid Cap Stock	1,504,592	—	(20,822)	1,483,770	—	—	148,177	22,137,854
Mid Value	2,163,417	—	(272,871)	1,890,546	—	—	1,427,275	22,384,069
New Income	17,447,688	—	(1,378,221)	16,069,467	—	—	(221,464)	213,241,825
Short Term Government Income	1,604,648	—	(78,596)	1,526,052	—	—	(35,656)	18,999,352
Small Cap Growth	1,309,393	104,418	(587)	1,413,224	—	—	147	11,503,647
Small Cap Value	623,699	—	(42,214)	581,485	—	—	496,572	12,292,589
Small Company Growth	338,856	—	(14,299)	324,557	—	—	266,594	8,928,576
Small Company Value	704,310	—	(54,850)	649,460	—	—	543,485	13,917,919
Strategic Equity Allocation	24,808,797	—	(1,233,608)	23,575,189	—	—	4,660,069	384,982,829
Strategic Growth	1,465,598	—	(43,926)	1,421,672	—	—	(20,321)	22,021,702
Total Return	8,064,383	57,709	(570,094)	7,551,998	$777,976	—	(366,113)	103,009,248
U.S. Equity	1,228,620	—	(71,175)	1,157,445	—	—	656,676	22,824,808
					$777,976	—	$10,494,987	$2,396,841,486

Lifestyle Conservative MVP
Blue Chip Growth	576,592	52,518	(32,986)	596,124	—	—	$234,277	$18,223,509
Bond	59,021,144	289,227	(3,342,659)	55,967,712	—	—	(131,680)	781,868,936
Capital Appreciation	727,030	75,688	(42,801)	759,917	—	—	(124,709)	10,023,305
Core Bond	8,107,078	—	(428,933)	7,678,145	—	—	(328,629)	104,729,900
Equity Income	1,846,600	78,479	(205,383)	1,719,696	—	—	524,175	28,873,702
Fundamental All Cap Core	2,475,435	307,408	(231,442)	2,551,401	—	—	(107,239)	35,847,183
Global Bond	4,451,872	—	(404,736)	4,047,136	—	—	773,879	52,288,998
Global Conservative Absolute Return	1,215,051	—	—	1,215,051	—	—	—	11,822,445
International Core	2,155,622	203,765	(178,314)	2,181,073	—	—	128,458	20,349,416
International Growth Opportunities	307,476	36,450	(31,061)	312,865	—	—	60,093	3,685,555
International Growth Stock	375,622	25,822	(30,595)	370,849	—	—	72,412	5,833,459
International Value	1,961,020	320,105	(366,562)	1,914,563	—	—	481,530	21,749,434
Mid Cap Stock	616,990	69,641	(61,860)	624,771	—	—	(12,248)	9,321,578
Mid Value	885,528	32,331	(125,864)	791,995	—	—	98,623	9,377,220
New Income	14,482,953	—	(742,549)	13,740,404	—	—	(353,957)	182,335,160
Short Term Government Income	1,408,136	4,668	(31,743)	1,381,061	—	—	(16,001)	17,194,205
Small Cap Growth	872,080	160,564	(112,434)	920,210	—	—	(127,970)	7,490,511
Small Cap Value	607,738	49,277	(83,194)	573,821	—	—	250,455	12,130,566
Strategic Equity Allocation	7,713,094	266,947	(456,317)	7,523,724	—	—	1,685,003	122,862,415
Total Return	6,729,502	49,551	(287,221)	6,491,832	$668,012	—	(168,911)	88,548,590
					$668,012	—	$2,937,561	$1,544,556,087

9.  OTHER MATTERS

(Lifestyle Balanced MVP (the “Lyondell fund”) is a member of putative defendant classes in two of the following related adversary proceedings due to the merger of the original defendant Managed Trust into Lifestyle Balanced MVP on October 31, 2008.)

Three related adversary proceedings were filed in the U.S. Bankruptcy Court for the Southern District of New York, in connection with the bankruptcy of Lyondell Chemical Company (“Lyondell”). In these “clawback” actions, the creditors of Lyondell are seeking to recover approximately $6 billion paid in connection with a pre- bankruptcy distribution by Lyondell to its shareholders relative to a merger in December 2007. When the merger closed, all outstanding shares of Lyondell stock were converted into the right to receive $48 in cash. Plaintiffs allege that the merged company, Lyondell Bassell, and many of its affiliates, and subsidiaries subsequently filed for bankruptcy as a direct consequence of the merger payment. Plaintiffs are advancing claims of constructive fraudulent transfer and intentional fraudulent transfer, and seek to recover the payments made to shareholders.

In April 2014, plaintiffs filed amended complaints in Edward S. Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1, Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust Action”), and the related lawsuits captioned Edward S. Weisfelner, as Litigation Trustee of the LB Litigation Trust v. A Holmes & H Holmes TTEE, Adv. Pro. No. 10-5525

26

OTHER MATTERS, CONTINUED

(Bankr. S.D.N.Y.) (the “Litigation Trust Action”) and Edward S. Weisfelner, as Trustee of the LB Creditor Trust v. Reichman, Adversary Proceeding No. 12-1570 (Bankr. S.D.N.Y.) (“Reichman ”). Like prior versions of the complaints, the amended Creditor Trust Action and Reichman complaints allege claims against former Lyondell shareholders under state law for constructive fraudulent transfer and intentional fraudulent transfer, and the amended Litigation Trust Action complaint alleges a claim against the former shareholders under federal law for intentional fraudulent transfer. The Lyondell Funds have not been individually named as defendants in any of the actions, but are members of the putative defendant classes in the Litigation Trust Action and Reichman complaints.

In May 2014, plaintiff in the Litigation Trust Action filed a motion to certify a defendant class. The amended complaint filed in Reichman also identifies a putative defen- dant class comprised of former Lyondell shareholders, but the plaintiff has not yet filed a motion to certify the class in that action.

On July 30, 2014, the defendants filed a motion to dismiss all three lawsuits. On January 14 and 15, 2015, the Bankruptcy Court heard oral argument on the motion to dismiss and on the motion for class certification. On September 15, 2015, the Bankruptcy Court denied the motion for class certification without prejudice to the plaintiff’s right to file a renewed motion.

On November 18, 2015, the Bankruptcy Court granted the defendants’ motion to dismiss the intentional fraudulent transfer claims in the Creditor Trust Action, the Litigation Trust Action, and in Reichman, but denied the motion to dismiss the constructive fraudulent transfer claims in the Creditor Trust Action and in Reichman. The Bankruptcy Court entered final judgment dismissing the Litigation Trust Action, but the plaintiff has appealed the dismissal to the U.S. District Court for the Southern District of New York. The appeal has been fully briefed but the Court has not yet issued a decision.

On May 4, 2016, the defendants filed a motion to dismiss, or in the alternative, for a stay of, the Creditor Trust Action and Reichman in light of the U.S. Court of Appeals for the Second Circuit’s opinion in the appeal of the Tribune SLCFC actions. On July 20, 2016, the Bankruptcy Court issued a report and recommendation granting the defendants’ motion to dismiss. The U.S. District Court for the Southern District of New York has not yet accepted the Bankruptcy Court’s recommendation or entered a final judgment.

At this time, the Lyondell Fund cannot predict the outcome of these proceedings. The Lyondell Fund is currently assessing the case and has not yet determined the effect, if any, on the Lyondell Fund’s net assets and result of operations. If the proceeding were to be decided in a manner adverse to the Lyondell Fund or if the Lyondell Fund enters into a settlement agreement with the plaintiffs, the payment of such judgement or settlement could have an adverse effect on a Lyondell Fund’s net asset value.

27

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 21-23, 2016 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 24-25, 2016.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 21-23, 2016, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisers (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds in this report.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The Board noted the affiliation of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services.  Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)  the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

(b)  the background, qualifications and skills of the Advisor’s personnel;

(c)  the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d)  the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(e)  the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds; and

(f)  the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to contractholders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance.  In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)  reviewed information prepared by management regarding the Funds’ performance;

(b)  considered the comparative performance of each Fund’s respective benchmark;

(c)  considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and

28

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

(d)  took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board noted that each Fund has generally underperformed the historical performance of comparable funds and the Fund’s respective benchmark. The Board concluded that each Fund’s performance is being monitored and reasonably addressed.

Fees and Expenses.  The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund and concluded that the advisory fee to be paid to the Advisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

Profitability/Indirect Benefits.  In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:

(a)  reviewed financial information of the Advisor;

(b)  reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(c)  received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d)  received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e)  considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contractholders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f)  considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g)  noted that the Funds’ Subadvisors are affiliates of the Advisor;

(h)  noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;

(i)  noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j)  noted that the subadvisory fees for the Funds are paid by the Advisor;

(k)  with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest; and

(l)  considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisors which are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale.  In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)  considered that with respect to the John Hancock underlying portfolios in which the Funds invest, that the Advisor has agreed to waive a portion of its management fee for such funds and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on upon the aggregate net assets of all the Participating Portfolios.

(The Funds that are not Participating Portfolios as of the date of this annual report are each of the Funds and the funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)

(b)  reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and

(c)  the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

29

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds; and

(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data.

Nature, Extent and Quality of Services.  With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and underlying funds and the placement of orders for the purchase and sale of such securities and funds, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation.  In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also noted that the Subadvisors are affiliated with the Advisor and took into account any potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.

Subadvisory Fees.  The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of mutual fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance.  As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	Each Fund generally has underperformed the historical performance of comparable funds and the Fund’s respective benchmarks. The Board concluded that performance is being monitored and reasonably addressed;

(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4)	Certain breakpoints in subadvisory fees are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if these Funds grow.

In addition, in the case of each Fund, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements and subadvisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

30

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2015	Fees and Expenses	Comments

Lifestyle Aggressive MVP (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods.
Subadviser fee comparative data not provided due to limited size of Broadridge peer group average for this purpose.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.
The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group average.

Lifestyle Balanced MVP (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods.
Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.
The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group average.

Lifestyle Conservative MVP (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))
Benchmark Index — The Trust underperformed for the one-, three- and five-year periods.

Broadridge Category — The Trust outperformed the average for the one-year period and underperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group average for the three- and five-year periods.

The Board noted the Trust’s favorable performance relative to the peer group average for the one-year period.

The Board noted the Trust’s favorable performance relative to the Morningstar peer group average for the year-to-date period ended April 30, 2016.

Lifestyle Growth MVP (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods.
Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.
The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group average.

31

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2015	Fees and Expenses	Comments

Lifestyle Moderate MVP (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))
Benchmark Index — The Trust underperformed for the one-, three- and five-year periods.

Broadridge Category — The Trust outperformed the average for the one-year period and underperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group average for the three- and five-year periods.

The Board noted the Trust’s favorable performance relative to the peer group average for the one-year period.

The Board noted the Trust’s favorable performance relative to the Morningstar peer group average for the year-to-date period ended April 30, 2016.

32

John Hancock Variable Insurance Trust

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q is available electronically on the SEC website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

33

John Hancock Annuities Service Center
P.O. Box 55444
Boston, MA 02205-5444

Management of the trust

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky,*** Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham**
Grace K. Fey***
Theron S. Hoffman*
Deborah C. Jackson**
Hassell H. McClellan**
Gregory A. Russo***
Warren A. Thomson†

* Member of the Audit Committee
** Member of the Compliance Committee
*** Member of the Contracts, Legal & Risk Committee
† Non-Independent Trustee

Officers

Andrew G. Arnott, President
John J. Danello, Sr. Vice President, Secretary, and Chief Legal Officer
Francis V. Knox, Jr., Chief Compliance Officer
Charles A. Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer

Investment advisor

John Hancock Investment Management Services, LLC
Boston, Massachusetts

JHTLSA 6/16
8/16

1115018: 0616

John Hancock Variable Insurance Trust

Semiannual report—table of contents

Portfolio compositions	3

Shareholder expense example	4

Summary portfolio of investments (See below for each portfolio’s page #)	7

Statements of assets and liabilities	31

Statements of operations	35

Statements of changes in net assets	39

Financial highlights	42

Notes to financial statements	48

Special shareholder meeting	82

Evaluation of advisory and subadvisory agreements by the board of trustees	83

For more information	91

Portfolio	Summary portfolio of investments
Active Bond Trust	7
Bond Trust	9
Core Bond Trust	10
Global Bond Trust	12
High Yield Trust	14
Income Trust	16
Investment Quality Bond Trust	18
Money Market Trust	20
New Income Trust	21
Short Term Government Income Trust	22
Strategic Income Opportunities Trust	23
Total Bond Market Trust B	25
Ultra Short Term Bond Trust	27

2

John Hancock Variable Insurance Trust

Portfolio compositions

Active Bond Trust

Portfolio Composition*	% of Total
Corporate bonds	41.2
Collateralized mortgage obligations	16.9
U.S. Government Agency	13.5
U.S. Government	11.8
Asset backed securities	10.5
Foreign government obligations	0.7
Capital preferred securities	0.6
Preferred securities	0.5
Municipal bonds	0.4
Term loans	0.2
Short-term investments and other	3.7

Bond Trust

Portfolio Composition*	% of Total
Corporate bonds	40.6
U.S. Government Agency	26.7
Asset backed securities	15.7
U.S. Government	12.8
Collateralized mortgage obligations	1.5
Capital preferred securities	0.4
Short-term investments and other	2.3

Core Bond Trust

Portfolio Composition**	% of Total
U.S. Government Agency	28.8
U.S. Government	27.2
Corporate bonds	21.6
Asset backed securities	13.9
Collateralized mortgage obligations	4.7
Foreign government obligations	2.1
Municipal bonds	0.9
Short-term investments	0.8

Global Bond Trust

Portfolio Composition*	% of Total
Foreign government obligations	34.7
Corporate bonds	26.9
Collateralized mortgage obligations	11.5
U.S. Government	11.3
U.S. Government Agency	8.8
Asset backed securities	4.6
Term loans	0.4
Municipal bonds	0.2
Escrow shares	0.1
Purchased options	0.1
Short-term investments and other	1.4

High Yield Trust

Portfolio Composition*	% of Total
Corporate bonds	86.5
Term loans	4.0
Common stocks	2.3
Asset backed securities	2.1
Preferred securities	1.3
U.S. Government	1.1
Foreign government obligations	0.7
Collateralized mortgage obligations	0.4
Capital preferred securities	0.3
Convertible bonds	0.2
Short-term investments and other	1.1

Income Trust

Portfolio Composition*	% of Total
Common stocks	48.1
Corporate bonds	33.6
Preferred securities	4.3
Term loans	3.0
Convertible bonds	2.5
Equity linked securities	2.3
Short-term investments and other	6.2

Investment Quality Bond Trust

Portfolio Composition**	% of Total
U.S. Government Agency	29.2
Corporate bonds	25.9
Asset backed securities	12.5
U.S. Government	10.3
Collateralized mortgage obligations	9.6
Term loans	2.8
Foreign government obligations	1.7
Municipal bonds	0.9
Short-term investments	7.1

Money Market Trust

Portfolio Composition**	% of Total
U.S. Government Agency	81.6
U.S. Government	18.4

New Income Trust

Portfolio Composition*	% of Total
U.S. Government Agency	31.9
Corporate bonds	27.4
U.S. Government	12.4
Collateralized mortgage obligations	11.9
Asset backed securities	9.4
Municipal bonds	1.7
Term loans	1.5
Foreign government obligations	1.2
Short-term investments and other	2.6

Short Term Government Income Trust

Portfolio Composition*	% of Total
U.S. Government Agency	64.1
U.S. Government	23.6
Collateralized mortgage obligations	4.5
Short-term investments and other	7.8

Strategic Income Opportunities Trust

Portfolio Composition*	% of Total
Corporate bonds	49.6
Foreign government obligations	21.1
Preferred securities	6.4
Asset backed securities	5.8
Collateralized mortgage obligations	5.5
Municipal bonds	5.3
Common stocks	2.9
Convertible bonds	1.7
Purchased options	0.4
Capital preferred securities	0.3
Short-term investments and other	1.0

Total Bond Market Trust B

Portfolio Composition**	% of Total
U.S. Government	35.4
U.S. Government Agency	29.5
Corporate bonds	24.9
Foreign government obligations	2.5
Collateralized mortgage obligations	0.9
Municipal bonds	0.8
Asset backed securities	0.3
Short-term investments	5.7

Ultra Short Term Bond Trust

Portfolio Composition*	% of Total
Corporate bonds	51.9
U.S. Government	22.7
Asset backed securities	20.2
U.S. Government Agency	3.6
Collateralized mortgage obligations	0.5
Short-term investments and other	1.1

*	As a percentage of net assets.
**	As a percentage of total investments.

3

John Hancock Variable Insurance Trust

Shareholder expense example

As a shareholder of a portfolio of John Hancock Variable Insurance Trust, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2016 through June 30, 2016).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Expenses Paid During Period[1] 1/1/2016 – 6/30/2016	Annualized Expense Ratio
Active Bond Trust
Series I — Actual	$1,000.00	$1,053.20	$3.42	0.67%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.37	0.67%
Series II — Actual	1,000.00	1,053.10	4.49	0.88%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.42	0.88%
Series NAV — Actual	1,000.00	1,053.20	3.17	0.62%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.12	0.62%
Bond Trust
Series I — Actual	$1,000.00	$1,051.10	$3.26	0.64%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.22	0.64%
Series II — Actual	1,000.00	1,049.50	4.28	0.84%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.22	0.84%
Series NAV — Actual	1,000.00	1,051.20	3.01	0.59%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.97	0.59%
Core Bond Trust
Series I — Actual	$1,000.00	$1,052.30	$3.37	0.66%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.32	0.66%
Series II — Actual	1,000.00	1,051.50	4.39	0.86%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.32	0.86%
Series NAV — Actual	1,000.00	1,052.50	3.11	0.61%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.07	0.61%

4

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Expenses Paid During Period[1] 1/1/2016 – 6/30/2016	Annualized Expense Ratio
Global Bond Trust
Series I — Actual	$1,000.00	$1,099.20	$4.12	0.79%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.97	0.79%
Series II — Actual	1,000.00	1,097.80	5.16	0.99%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.97	0.99%
Series NAV — Actual	1,000.00	1,099.60	3.86	0.74%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.72	0.74%
High Yield Trust
Series I — Actual	$1,000.00	$1,085.10	$3.84	0.74%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.72	0.74%
Series II — Actual	1,000.00	1,083.50	4.87	0.94%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.72	0.94%
Series NAV — Actual	1,000.00	1,086.30	3.53	0.68%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.42	0.68%
Income Trust
Series NAV — Actual	$1,000.00	$1,059.90	$4.15	0.81%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.07	0.81%
Investment Quality Bond Trust
Series I — Actual	$1,000.00	$1,055.40	$3.37	0.66%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.32	0.66%
Series II — Actual	1,000.00	1,054.40	4.39	0.86%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.32	0.86%
Series NAV — Actual	1,000.00	1,055.50	3.12	0.61%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.07	0.61%
Money Market Trust
Series I — Actual	$1,000.00	$1,000.10	$1.94	0.39%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	1.96	0.39%
Series II — Actual	1,000.00	1,000.00	2.04	0.41%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.06	0.41%
Series NAV — Actual[2]	1,000.00	1,000.20	0.46	0.28%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.41	0.28%
New Income Trust
Series NAV — Actual	$1,000.00	$1,050.70	$2.86	0.56%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.82	0.56%
Short Term Government Income Trust
Series I — Actual	$1,000.00	$1,016.30	$3.16	0.63%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.17	0.63%
Series II — Actual	1,000.00	1,016.30	4.16	0.83%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.17	0.83%
Series NAV — Actual	1,000.00	1,016.30	2.91	0.58%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.92	0.58%
Strategic Income Opportunities Trust
Series I — Actual	$1,000.00	$1,036.70	$3.60	0.71%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.57	0.71%
Series II — Actual	1,000.00	1,035.90	4.61	0.91%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.57	0.91%
Series NAV — Actual	1,000.00	1,036.80	3.34	0.66%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.32	0.66%
Total Bond Market Trust B
Series I — Actual	$1,000.00	$1,053.40	$1.48	0.29%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.46	0.29%
Series II — Actual	1,000.00	1,052.40	2.50	0.49%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.46	0.49%
Series NAV — Actual	1,000.00	1,054.50	1.23	0.24%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.21	0.24%

5

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Expenses Paid During Period[1] 1/1/2016 – 6/30/2016	Annualized Expense Ratio
Ultra Short Term Bond Trust
Series I — Actual	$1,000.00	$1,005.20	$3.19	0.64%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.22	0.64%
Series II — Actual	1,000.00	1,004.30	4.19	0.84%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.22	0.84%
Series NAV — Actual	1,000.00	1,006.00	2.94	0.59%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.97	0.59%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 366 (to reflect the one-half year period).

[2]	The inception date for Money Market Trust Series NAV shares is 5-2-16. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (60), and divided by 366 (to reflect the period).

6

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

Active Bond Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 25.3%
Treasury Inflation Protected Securities - 0.5%
0.375%, 07/15/2025	$4,045,168	$4,166,470	0.5%
U.S. Treasury Bonds - 4.1%
2.500%, 02/15/2045
to 02/15/2046	21,826,000	22,746,920	2.9%
3.375%, 05/15/2044	7,355,000	9,072,223	1.2%
		31,819,143
U.S. Treasury Notes - 7.2%
1.625%, 05/15/2026	45,110,000	45,687,949	5.9%
1.750%, 01/31/2023	2,955,000	3,046,422	0.4%
2.000%, 07/31/2022
to 02/15/2025	3,700,000	3,873,856	0.5%
2.375%, 12/31/2020	2,500,000	2,654,298	0.4%
		55,262,525
Federal Home Loan Mortgage Corp. - 1.5%
3.000%, 03/01/2043	1,859,856	1,948,408	0.3%
4.000%, 01/01/2041
to 02/01/2044	3,442,765	3,739,157	0.5%
4.500%, 09/01/2023
to 10/01/2041	4,869,848	5,331,806	0.6%
OTHER SECURITIES		455,705	0.1%
		11,475,076
Federal National Mortgage Association - 11.2%
3.000%, TBA (C)	15,250,000	15,820,615	2.1%
3.000%, 07/01/2027
to 05/01/2043	4,742,543	4,962,808	0.7%
3.500%, 02/01/2026
to 04/01/2045	12,873,867	13,742,643	1.7%
4.000%, 10/01/2025
to 09/01/2044	14,924,947	16,204,377	2.0%
4.500%, 08/01/2040
to 08/01/2041	11,197,300	12,307,832	1.6%
5.000%, 05/01/2018
to 04/01/2041	7,529,071	8,414,120	1.1%
5.500%, 02/01/2018
to 11/01/2039	6,524,726	7,390,885	1.1%
6.000%, 05/01/2035
to 02/01/2036	3,812,574	4,396,807	0.5%
6.500%, 01/01/2039
to 06/01/2039	1,398,507	1,627,765	0.3%
OTHER SECURITIES		1,499,285	0.1%
		86,367,137
Government National Mortgage Association - 0.8%
4.000%, 02/15/2041	3,973,158	4,296,339	0.6%
OTHER SECURITIES		1,650,007	0.2%
		5,946,346
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $184,339,437)		$195,036,697

Active Bond Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
FOREIGN GOVERNMENT
OBLIGATIONS - 0.7%
Argentina - 0.3%			$1,870,943	0.3%
Germany - 0.2%
Federal Republic of Germany
6.250%, 01/04/2030	EUR	725,000	1,483,796	0.2%
Mexico - 0.1%			737,439	0.1%
Panama - 0.1%			705,440	0.1%
United Kingdom - 0.0%			177,099	0.0%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $4,326,070)			$4,974,717

CORPORATE BONDS - 41.2%
Consumer discretionary - 5.0%			38,292,952	5.0%
Consumer staples - 2.4%
Anheuser-Busch InBev
Finance, Inc.
4.900%, 02/01/2046		$1,345,000	1,575,490	0.2%
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)		1,121,948	1,468,077	0.2%
OTHER SECURITIES			15,465,487	2.0%
			18,509,054
Energy - 5.0%
Cameron International Corp.
5.950%, 06/01/2041		1,178,000	1,444,299	0.2%
OTHER SECURITIES			36,789,815	4.8%
			38,234,114
Financials - 16.0%
AXA SA (6.463% to
12/14/2018, then 3 month
LIBOR + 1.449%)
12/14/2018 (Q)(S)		1,440,000	1,496,088	0.2%
JPMorgan Chase & Co.
4.500%, 01/24/2022		1,300,000	1,446,871	0.2%
Leucadia National Corp.
5.500%, 10/18/2023		1,675,000	1,705,549	0.2%
Willis Towers Watson PLC
5.750%, 03/15/2021		1,350,000	1,510,059	0.2%
OTHER SECURITIES			116,997,563	15.2%
			123,156,130
Health care - 2.1%
Mylan NV
3.950%, 06/15/2026 (S)		2,000,000	2,023,158	0.3%
OTHER SECURITIES			14,249,257	1.8%
			16,272,415
Industrials - 4.2%
Textron Financial Corp. (6.000%
to 02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)		2,800,000	1,708,000	0.2%
OTHER SECURITIES			30,709,771	4.0%
			32,417,771
Information technology - 1.6%			12,124,529	1.6%
Materials - 1.5%			11,248,975	1.5%
Telecommunication services - 1.8%			14,186,439	1.8%
Utilities - 1.6%			12,750,002	1.6%
TOTAL CORPORATE BONDS (Cost $305,828,078)			$317,192,381

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CAPITAL PREFERRED SECURITIES - 0.6%
Financials - 0.6%
ZFS Finance USA Trust V
(6.500% to 05/09/2017, then
3 month LIBOR + 2.285%)
05/09/2067 (S)	$1,580,000	$1,580,000	0.2%
OTHER SECURITIES		3,213,844	0.4%
		4,793,844
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $4,842,312)		$4,793,844

CONVERTIBLE BONDS - 0.0%
Utilities - 0.0%		262,200	0.0%
TOTAL CONVERTIBLE BONDS (Cost $285,000)		$262,200

TERM LOANS (M) - 0.2%
Consumer staples - 0.1%		368,115	0.1%
Financials - 0.0%		222,250	0.0%
Industrials - 0.1%		464,472	0.1%
Utilities - 0.0%		314,115	0.0%
TOTAL TERM LOANS (Cost $1,510,120)		$1,368,952

MUNICIPAL BONDS - 0.4%
New Jersey State Turnpike
Authority 7.414%, 01/01/2040	1,885,000	2,950,666	0.4%
TOTAL MUNICIPAL BONDS (Cost $2,068,957)		$2,950,666

COLLATERALIZED MORTGAGE
OBLIGATIONS - 16.9%
Commercial and residential - 13.1%
Americold 2010 LLC Trust,
6.811%, 01/14/2029 (S)	1,350,000	1,521,382	0.2%
Americold 2010 LLC Trust,
7.443%, 01/14/2029 (S)	2,130,000	2,393,068	0.3%
JPMorgan Chase Commercial
Mortgage Securities Trust,
5.440%, 05/15/2045	2,292,000	2,293,096	0.3%
Morgan Stanley Capital I Trust,
3.773%, 03/15/2045	2,371,500	2,539,264	0.3%
TimberStar Trust,
5.668%, 10/15/2036 (S)	2,300,000	2,310,792	0.3%
OTHER SECURITIES		90,401,330	11.7%
		101,458,932
Federal Home Loan Mortgage Corp. - 1.8%
3.000%, 02/15/2040	2,336,996	2,448,496	0.3%
OTHER SECURITIES		11,312,115	1.5%
		13,760,611
Federal National Mortgage Association - 1.6%
2.000%, 03/25/2041	5,628,549	5,702,009	0.7%
2.000%, 09/25/2041	1,557,529	1,587,070	0.2%
4.000%, 01/25/2041	1,488,870	1,542,158	0.2%
OTHER SECURITIES		3,453,706	0.5%
		12,284,943
Government National Mortgage Association - 0.4%		2,914,715	0.4%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $127,525,948)		$130,419,201

ASSET BACKED SECURITIES - 10.5%
Applebee’s Funding LLC,
4.277%, 09/05/2044 (S)	1,515,000	1,541,942	0.2%

Active Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
ASSET BACKED SECURITIES (continued)
CKE Restaurant Holdings, Inc.,
4.474%, 03/20/2043 (S)	$1,850,181	$1,851,697	0.2%
Credit-Based Asset Servicing
and Securitization LLC,
5.340%, 10/25/2036 (P)(S)	2,560,000	2,283,457	0.3%
Discover Card Execution
Note Trust,
1.640%, 07/15/2021	2,150,000	2,178,335	0.3%
Ford Credit Floorplan Master
Owner Trust,
1.400%, 08/15/2019	1,455,000	1,457,247	0.2%
Honda Auto Receivables
Owner Trust,
1.310%, 10/15/2020	1,640,000	1,645,979	0.2%
OTHER SECURITIES		70,167,455	9.1%
TOTAL ASSET BACKED
SECURITIES (Cost $80,913,913)		$81,126,112

PREFERRED SECURITIES - 0.5%
Consumer staples - 0.0%		192,792	0.0%
Financials - 0.3%		2,474,412	0.3%
Industrials - 0.0%		602	0.0%
Utilities - 0.2%		1,001,338	0.2%
TOTAL PREFERRED SECURITIES (Cost $3,614,658)		$3,669,144

SECURITIES LENDING COLLATERAL - 0.6%
John Hancock
Collateral Trust,
0.5557% (W)(Y)	424,841	4,251,381	0.6%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,251,343)		$4,251,381

SHORT-TERM INVESTMENTS - 5.0%
U.S. Government Agency - 0.4%
Federal Home Loan Bank
Discount Note, 0.079%,
07/01/2016 *	$2,826,000	$2,826,000	0.4%
Money market funds - 4.2%
State Street Institutional
U.S. Government Money
Market Fund, Premier
Class, 0.2499% (Y)	32,239,868	$32,239,868	4.2%
Repurchase agreement - 0.4%
Barclays Tri-Party Repurchase
Agreement dated 06/30/2016
at 0.400% to be repurchased
at $2,614,029 on 07/01/2016,
collateralized by $2,614,600
U.S. Treasury Notes, 1.375%
due 10/31/2020 (valued at
$2,666,315, including interest)	$2,614,000	$2,614,000	0.3%
OTHER SECURITIES		416,000	0.1%
		3,030,000
TOTAL SHORT-TERM
INVESTMENTS (Cost $38,095,868)		$38,095,868
Total Investments (Active Bond Trust)
(Cost $757,601,704) - 101.9%		$784,141,163	101.9%
Other assets and liabilities, net - (1.9%)		(14,254,501)	(1.9)%
TOTAL NET ASSETS - 100.0%		$769,886,662	100.0%

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Bond Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 39.5%
Treasury Inflation Protected Securities - 1.1%
0.375%, 07/15/2025	$95,918,895	$98,795,215	1.1%
U.S. Treasury Bonds - 6.0%
2.500%, 02/15/2045
to 02/15/2046	169,517,000	176,672,813	1.9%
3.125%, 11/15/2041	150,545,000	177,948,857	2.0%
3.375%, 05/15/2044	152,300,000	187,858,547	2.1%
		542,480,217
U.S. Treasury Notes - 5.7%
1.000%, 06/30/2019	92,730,000	93,523,305	1.1%
1.625%, 05/15/2026	223,389,000	226,251,060	2.5%
1.750%, 09/30/2019
to 01/31/2023	187,090,000	192,926,160	2.1%
		512,700,525
Federal Home Loan Bank - 0.2%		16,130,416	0.2%
Federal Home Loan Mortgage Corp. - 5.4%
3.000%, 02/01/2043
to 05/01/2046	129,336,913	135,177,273	1.5%
3.500%, 02/01/2026
to 02/01/2045	146,778,612	156,660,134	1.7%
4.000%, 09/01/2041
to 11/01/2043	56,087,886	60,815,258	0.7%
4.500%, 08/01/2040
to 10/01/2041	76,994,469	84,555,358	1.0%
OTHER SECURITIES		43,683,537	0.5%
		480,891,560
Federal National Mortgage Association - 20.7%
1.570%, 01/09/2020	109,075,000	109,100,196	1.2%
3.000%, 09/01/2027
to 04/01/2043	145,623,784	150,743,657	1.6%
3.500%, 02/01/2026
to 04/01/2045	418,029,681	446,661,248	5.1%
4.000%, 05/01/2025
to 06/01/2044	547,843,827	596,385,245	6.5%
4.500%, 01/01/2027
to 05/01/2042	309,271,487	339,700,969	3.8%
5.000%, 02/01/2033
to 12/01/2041	132,617,608	148,074,187	1.7%
5.500%, 10/01/2035
to 03/01/2041	40,325,914	45,786,965	0.5%
OTHER SECURITIES		23,282,482	0.3%
		1,859,734,949
Government National Mortgage Association - 0.4%		33,146,419	0.4%
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $3,431,158,922)		$3,543,879,301

CORPORATE BONDS - 40.6%
Consumer discretionary - 4.7%
Ford Motor Credit Company LLC
5.875%, 08/02/2021	32,919,000	37,759,179	0.4%
OTHER SECURITIES		386,972,112	4.3%
		424,731,291
Consumer staples - 2.8%
Anheuser-Busch InBev Finance, Inc.
4.900%, 02/01/2046	34,470,000	40,377,055	0.5%
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	26,963,000	31,527,135	0.4%
OTHER SECURITIES		175,463,895	1.9%
		247,368,085

Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE BONDS (continued)
Energy - 4.4%
Enterprise Products Operating LLC
6.500%, 01/31/2019	$32,015,000	$35,851,710	0.4%
Shell International Finance BV
4.375%, 05/11/2045	26,885,000	29,148,663	0.3%
Williams Partners LP
4.875%, 05/15/2023
to 03/15/2024	34,730,000	33,397,640	0.3%
OTHER SECURITIES		294,899,191	3.4%
		393,297,204
Financials - 16.8%
HBOS PLC
6.750%, 05/21/2018 (S)	31,463,000	33,747,308	0.4%
Lloyds Banking Group PLC
4.650%, 03/24/2026	31,040,000	31,447,028	0.4%
Morgan Stanley
7.300%, 05/13/2019	27,030,000	31,056,389	0.3%
Teachers Insurance & Annuity
Association of America
6.850%, 12/16/2039 (S)	21,405,000	29,094,275	0.3%
OTHER SECURITIES		1,382,595,871	15.4%
		1,507,940,871
Health care - 2.0%		176,682,181	2.0%
Industrials - 4.3%
American Airlines 2015-1 Class A
Pass Through Trust
3.375%, 11/01/2028	33,818,204	34,027,877	0.4%
OTHER SECURITIES		354,799,840	3.9%
		388,827,717
Information technology - 2.2%
Diamond 1 Finance Corp.
6.020%, 06/15/2026 (S)	27,890,000	28,935,959	0.3%
OTHER SECURITIES		166,494,881	1.9%
		195,430,840
Materials - 0.5%		49,114,043	0.5%
Telecommunication services - 1.7%
Qwest Corp.
6.750%, 12/01/2021	27,530,000	29,732,400	0.3%
Verizon Communications, Inc.
4.862%, 08/21/2046	29,080,000	31,756,785	0.4%
OTHER SECURITIES		95,397,872	1.0%
		156,887,057
Utilities - 1.2%		104,378,029	1.2%
TOTAL CORPORATE BONDS (Cost $3,535,103,090)		$3,644,657,318

CAPITAL PREFERRED SECURITIES - 0.4%
Financials - 0.4%		36,685,420	0.4%
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $35,516,101)		$36,685,420

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.5%
Commercial and residential - 0.2%		15,023,841	0.2%
Federal Home Loan Mortgage Corp. - 1.2%		106,174,117	1.2%
Federal National Mortgage Association - 0.0%		188,130	0.0%
Government National Mortgage Association - 0.1%		9,406,615	0.1%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $130,958,030)		$130,792,703

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
ASSET BACKED SECURITIES - 15.7%
BA Credit Card Trust,
1.360%, 09/15/2020	$41,115,000	$41,362,915	0.5%
Capital One Multi-Asset
Execution Trust,
1.480%, 07/15/2020	45,700,000	45,998,311	0.5%
Chase Issuance Trust,
1.360%, 04/15/2020	47,755,000	48,041,258	0.5%
Chase Issuance Trust,
1.380%, 11/15/2019	31,978,000	32,144,343	0.4%
Chase Issuance Trust,
1.590%, 02/18/2020	29,105,000	29,406,601	0.3%
Chrysler Capital Auto
Receivables Trust,
1.550%, 02/18/2020 (S)	35,345,000	35,292,827	0.4%
Citibank Credit Card Issuance Trust,
1.730%, 04/09/2020	34,765,000	35,215,721	0.4%
CNH Equipment Trust,
1.660%, 11/16/2020	31,405,000	31,676,399	0.4%
DB Master Finance LLC,
3.980%, 02/20/2045 (S)	32,938,063	33,824,096	0.4%
Discover Card Execution Note Trust,
1.640%, 07/15/2021	50,115,000	50,775,471	0.6%
Ford Credit Floorplan Master
Owner Trust,
1.400%, 08/15/2019	35,760,000	35,815,221	0.4%
Ford Credit Floorplan Master
Owner Trust,
1.420%, 01/15/2020	29,125,000	29,180,608	0.3%
Honda Auto Receivables
Owner Trust,
1.310%, 10/15/2020	42,515,000	42,670,001	0.5%
Nissan Auto Receivables
Owner Trust,
1.500%, 09/15/2021	42,370,000	42,606,997	0.5%
Nissan Master
Owner Trust Receivables Trust,
1.440%, 01/15/2020	29,325,000	29,427,294	0.3%
Wendys Funding LLC,
3.371%, 06/15/2045 (S)	30,876,675	31,046,497	0.3%
OTHER SECURITIES		816,960,023	9.0%
TOTAL ASSET BACKED
SECURITIES (Cost $1,404,244,546)		$1,411,444,583

SECURITIES LENDING COLLATERAL - 0.4%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	3,802,844	38,055,056	0.4%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $38,054,324)		$38,055,056

SHORT-TERM INVESTMENTS - 1.9%
U.S. Government Agency - 0.9%
Federal Home Loan Bank Discount
Note, 0.079%, 07/01/2016 *	$80,844,000	$80,844,000	0.9%

Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement - 1.0%
Barclays Tri-Party Repurchase
Agreement dated 06/30/2016 at
0.400% to be repurchased at
$74,760,831 on 07/01/2016,
collateralized by $47,635,900
U.S. Treasury Bonds, 3.750% due
11/15/2043 (valued at
$63,318,520, including interest)
and $12,818,700 U.S. Treasury
Notes, 1.000% due 03/15/2018
(valued at $12,937,627,
including interest)	$74,760,000	$74,760,000	0.9%
OTHER SECURITIES		11,911,000	0.1%
		86,671,000
TOTAL SHORT-TERM
INVESTMENTS (Cost $167,515,000)		$167,515,000
Total Investments (Bond Trust)
(Cost $8,742,550,013) - 100.0%		$8,973,029,381	100.0%
Other assets and liabilities, net - 0.0%		1,802,114	0.0%
TOTAL NET ASSETS - 100.0%		$8,974,831,495	100.0%

Core Bond Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 61.1%
U.S. Treasury Bonds - 3.5%
2.500%, 02/15/2046
to 05/15/2046	$30,587,000	$31,889,763	2.5%
2.875%, 08/15/2045	11,957,000	13,430,138	1.0%
		45,319,901
U.S. Treasury Notes - 26.1%
0.625%, 06/30/2018	14,802,000	14,808,942	1.1%
0.750%, 01/31/2018	12,920,000	12,955,827	1.0%
0.875%, 11/30/2017
to 06/15/2019	169,459,000	170,305,451	13.2%
1.000%, 05/15/2018
to 06/30/2021	40,638,000	40,868,498	3.2%
1.250%, 06/30/2023	9,955,000	10,007,881	0.8%
1.375%, 01/31/2021
to 04/30/2021	45,357,000	46,157,666	3.6%
1.625%, 11/30/2020
to 05/15/2026	23,703,000	24,097,797	1.8%
2.125%, 06/30/2021	16,929,000	17,835,633	1.4%
		337,037,695
Federal Home Loan Mortgage Corp. - 9.7%
3.500%, TBA (C)	29,900,000	31,460,194	2.5%
3.500%, 11/01/2029
to 06/01/2046	50,114,292	53,643,645	4.0%
4.000%, 10/01/2029
to 06/01/2046	25,377,690	27,684,132	2.2%
4.500%, 08/01/2020	3,891,722	4,008,990	0.3%
OTHER SECURITIES		7,999,637	0.7%
		124,796,598

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
Federal National Mortgage Association - 15.5%
1.202%, 10/09/2019 (Z)	$4,005,000	$3,849,141	0.3%
3.000%, TBA (C)	24,100,000	24,993,657	1.9%
3.000%, 12/01/2042
to 06/01/2043	11,190,989	11,719,016	0.9%
3.500%, TBA (C)	5,600,000	5,903,078	0.4%
3.500%, 12/01/2029
to 05/01/2046	74,782,830	80,118,395	6.4%
4.000%, TBA (C)	7,300,000	7,801,912	0.6%
4.000%, 03/01/2029
to 04/01/2046	37,627,695	40,932,675	3.1%
4.500%, 01/01/2020
to 02/01/2046	11,979,596	13,192,834	0.9%
OTHER SECURITIES		12,145,765	1.0%
		200,656,473
Government National Mortgage Association - 5.9%
3.000%, TBA (C)	28,200,000	29,378,094	2.4%
3.500%, TBA (C)	17,000,000	18,015,363	1.4%
4.000%, 10/15/2041
to 06/20/2046	18,652,095	20,102,979	1.5%
4.500%, 03/15/2041
to 02/20/2046	7,478,254	8,251,081	0.6%
OTHER SECURITIES		260,358	0.0%
		76,007,875
Tennessee Valley Authority - 0.4%
2.875%, 09/15/2024	4,045,000	4,390,843	0.3%
OTHER SECURITIES		1,071,324	0.1%
		5,462,167
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $778,931,667)		$789,280,709

FOREIGN GOVERNMENT
OBLIGATIONS - 2.3%
Canada - 0.4%		4,892,826	0.4%
Israel - 0.1%		856,678	0.1%
Jordan - 0.2%		2,528,612	0.2%
Mexico - 0.4%
Government of Mexico
4.125%, 01/21/2026	3,370,000	3,652,238	0.3%
OTHER SECURITIES		1,702,228	0.1%
		5,354,466
Paraguay - 0.1%		1,699,458	0.1%
Qatar - 0.2%		2,824,784	0.2%
Slovenia - 0.5%		5,962,409	0.5%
United Arab Emirates - 0.4%		5,186,132	0.4%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $28,344,738)		$29,305,365

CORPORATE BONDS - 23.5%
Consumer discretionary - 2.3%		29,411,421	2.3%
Consumer staples - 1.7%
Anheuser-Busch InBev Finance, Inc.
3.650%, 02/01/2026	3,690,000	3,949,451	0.3%
OTHER SECURITIES		17,850,495	1.4%
		21,799,946

Core Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE BONDS (continued)
Energy - 2.7%		$35,619,583	2.7%
Financials - 7.9%
Morgan Stanley
4.000%, 07/23/2025	$3,306,000	3,541,744	0.3%
OTHER SECURITIES		99,030,780	7.6%
		102,572,524
Health care - 1.4%		17,929,709	1.4%
Industrials - 1.3%		16,461,075	1.3%
Information technology - 2.0%		25,875,019	2.0%
Materials - 0.6%		7,512,949	0.6%
Telecommunication services - 1.4%		18,677,086	1.4%
Utilities - 2.2%		27,943,128	2.2%
TOTAL CORPORATE BONDS (Cost $293,332,665)		$303,802,440
Municipal bonds 1.0%		13,018,025	1.0%
TOTAL MUNICIPAL BONDS (Cost $10,982,661)		$13,018,025

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.1%
Commercial and residential - 2.9%
Impact Funding Affordable
Multifamily Housing Mortgage
Loan Trust,
5.314%, 01/25/2051 (S)	3,173,673	3,753,355	0.3%
OTHER SECURITIES		34,136,456	2.6%
		37,889,811
Federal Home Loan Mortgage Corp. - 1.2%
3.000%, 08/15/2042	3,493,743	3,638,764	0.3%
3.000%, 01/15/2043	3,528,485	3,661,485	0.3%
3.000%, 02/15/2045	5,882,649	6,083,717	0.5%
OTHER SECURITIES		1,877,999	0.1%
		15,261,965
Federal National Mortgage Association - 1.0%
3.000%, 10/25/2042	4,888,151	5,054,036	0.4%
OTHER SECURITIES		7,373,857	0.6%
		12,427,893
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $64,317,921)		$65,579,669

ASSET BACKED SECURITIES - 15.2%
Ally Master Owner Trust,
1.540%, 09/15/2019	3,807,000	3,819,002	0.3%
Ally Master Owner Trust,
1.430%, 06/17/2019	3,568,000	3,576,430	0.3%
Capital One Multi-Asset
Execution Trust,
0.900%, 02/15/2022 (P)	5,407,000	5,416,333	0.4%
Discover Card Execution Note Trust,
0.975%, 09/15/2021 (P)	5,008,000	5,028,518	0.4%
Ford Credit Auto Owner Trust,
2.440%, 01/15/2027 (S)	3,379,000	3,470,855	0.3%
Ford Credit Auto Owner Trust,
2.310%, 08/15/2027 (S)	4,634,000	4,730,957	0.4%
Ford Credit Auto Owner Trust,
2.030%, 12/15/2027 (S)	3,511,000	3,529,444	0.3%
SLM Student Loan Trust,
1.188%, 04/27/2026 (P)(S)	3,457,000	3,423,929	0.3%
SLM Student Loan Trust,
0.778%, 10/25/2028 (P)	3,917,000	3,681,364	0.3%

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust,
0.678%, 04/25/2019 (P)	$3,657,768	$3,635,614	0.3%
SMB Private Education Loan Trust,
2.490%, 06/15/2027 (S)	3,845,000	3,878,049	0.3%
Synchrony Credit Card Master
Note Trust,
2.150%, 05/15/2024	3,718,000	3,787,119	0.3%
OTHER SECURITIES		147,709,490	11.3%
TOTAL ASSET BACKED
SECURITIES (Cost $196,229,865)		$195,687,104

SHORT-TERM INVESTMENTS - 0.9%
Money market funds - 0.9%
State Street Institutional Liquid
Reserves Fund, Premier
Class, 0.4706% (Y)	11,276,309	$11,276,309	0.9%
TOTAL SHORT-TERM
INVESTMENTS (Cost $11,276,309)		$11,276,309
Total Investments (Core Bond Trust)
(Cost $1,383,415,826) - 109.1%		$1,407,949,621	109.1%
Other assets and liabilities, net - (9.1%)		(117,011,902)	(9.1)%
TOTAL NET ASSETS - 100.0%		$1,290,937,719	100.0%

SALE COMMITMENTS OUTSTANDING - (1.3)%
Federal National Mortgage Association - (1.3)%
3.000%, TBA (C)	(8,000,000)	(8,207,010)	(0.6)%
4.000%, TBA (C)	(7,300,000)	(7,801,912)	(0.6)%
OTHER SECURITIES		(422,438)	0.0%
TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Cost $(16,352,336))		$(16,431,360)

Global Bond Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 20.1%
Treasury Inflation Protected Securities - 6.8%
0.125%, 07/15/2022
to 07/15/2024	$6,797,213	$6,874,065	1.1%
0.250%, 01/15/2025	12,625,000	12,821,445	2.1%
2.375%, 01/15/2025
to 01/15/2027	6,149,503	7,407,586	1.2%
2.500%, 01/15/2029	8,245,228	10,448,728	1.7%
OTHER SECURITIES		4,196,854	0.7%
		41,748,678
U.S. Treasury Bonds - 2.4%
2.750%, 11/15/2042	4,100,000	4,514,006	0.7%
OTHER SECURITIES		10,389,519	1.7%
		14,903,525
U.S. Treasury Notes - 2.1%
2.000%, 02/15/2025 (D)	4,600,000	4,814,006	0.8%
2.250%, 11/15/2024 (D)	3,800,000	4,055,162	0.6%
OTHER SECURITIES		4,186,754	0.7%
		13,055,922

Global Bond Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. - 0.2%			$1,084,675	0.2%
Federal National Mortgage Association - 8.6%
3.000%, TBA (C)		$31,100,000	32,223,108	5.2%
4.500%, TBA (C)		10,000,000	10,913,945	1.8%
4.500%, 08/01/2023
to 09/01/2044		8,404,771	9,185,230	1.5%
OTHER SECURITIES			899,085	0.1%
			53,221,368
Government National Mortgage Association - 0.0%			93,495	0.0%
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $119,610,824)			$124,107,663

FOREIGN GOVERNMENT
OBLIGATIONS - 34.7%
Australia - 0.6%			3,997,225	0.6%
Canada - 4.5%
Province of Ontario
2.400%, 06/02/2026	CAD	10,300,000	8,284,088	1.3%
Province of Ontario
3.500%, 06/02/2024		5,100,000	4,476,173	0.7%
Province of Quebec
2.750%, 08/25/2021		$4,000,000	4,236,400	0.7%
OTHER SECURITIES			11,042,493	1.8%
			28,039,154
France - 3.5%
Government of France
3.250%, 05/25/2045	EUR	1,900,000	3,295,185	0.5%
Government of France
4.000%, 10/25/2038		3,300,000	6,026,628	1.0%
Government of France
4.500%, 04/25/2041		6,100,000	12,220,166	2.0%
			21,541,979
Greece - 0.5%			3,236,952	0.5%
Italy - 2.7%
Republic of Italy
5.000%, 09/01/2040		3,250,000	5,446,620	0.9%
OTHER SECURITIES			11,410,357	1.8%
			16,856,977
Japan - 11.9%
Government of Japan
0.400%, 03/20/2036	JPY	790,000,000	8,140,332	1.3%
Government of Japan
1.400%, 09/20/2034
to 09/20/2045		500,000,000	6,390,036	1.1%
Government of Japan
1.600%, 03/20/2033		1,610,000,000	19,864,171	3.2%
Government of Japan
1.700%, 09/20/2032
to 09/20/2044		2,730,000,000	34,069,264	5.5%
OTHER SECURITIES			5,095,750	0.8%
			73,559,553
New Zealand - 0.9%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	6,300,000	4,846,825	0.8%
OTHER SECURITIES			452,452	0.1%
			5,299,277
Norway - 0.1%			521,666	0.1%
Poland - 0.0%			26,181	0.0%

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Qatar - 0.1%			$652,306	0.1%
Slovenia - 3.1%
Republic of Slovenia
5.250%, 02/18/2024 (S)		$5,100,000	5,743,875	0.9%
OTHER SECURITIES			13,102,026	2.2%
			18,845,901
Spain - 3.2%
Kingdom of Spain
2.900%, 10/31/2046 (S)	EUR	4,470,000	5,542,289	0.9%
OTHER SECURITIES			13,922,031	2.3%
			19,464,320
United Kingdom - 3.6%
Government of United Kingdom
3.250%, 01/22/2044	GBP	6,500,000	11,500,449	1.8%
Government of United Kingdom
4.250%, 12/07/2040		4,000,000	8,076,158	1.3%
OTHER SECURITIES			2,916,629	0.5%
			22,493,236
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $198,239,717)			$214,534,727

CORPORATE BONDS - 26.9%
Australia - 0.4%			2,331,312	0.4%
Belgium - 0.3%			1,703,602	0.3%
Brazil - 0.5%			3,095,210	0.5%
Canada - 0.6%			3,862,386	0.6%
Denmark - 7.0%
Nykredit Realkredit A/S
1.000%, 07/01/2016
to 10/01/2016	DKK	97,700,000	14,574,995	2.3%
Nykredit Realkredit A/S
2.500%, 10/01/2037
to 10/01/2047		56,522,192	8,564,001	1.4%
Nykredit Realkredit A/S
3.000%, 10/01/2047		27,616,473	4,225,739	0.7%
Realkredit Danmark A/S
2.000%, 04/01/2017
to 10/01/2037		36,051,608	5,452,535	0.9%
Realkredit Danmark A/S
2.500%, 10/01/2037
to 10/01/2047		29,017,467	4,401,998	0.7%
OTHER SECURITIES			6,047,888	1.0%
			43,267,156
France - 0.8%			5,009,939	0.8%
Germany - 1.5%
KFW
6.250%, 05/19/2021	AUD	9,900,000	8,708,921	1.4%
OTHER SECURITIES			416,596	0.1%
			9,125,517
Greece - 0.0%			104,167	0.0%
Italy - 1.0%
Banca Carige SpA
3.875%, 10/24/2018	EUR	2,800,000	3,322,924	0.5%
OTHER SECURITIES			2,710,456	0.5%
			6,033,380
Ivory Coast - 0.4%			2,464,966	0.4%
Japan - 0.7%			4,068,196	0.7%

Global Bond Trust (continued)

		Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Netherlands - 1.4%
Cooperatieve Rabobank UA
2.500%, 01/19/2021		$3,600,000	$3,691,566	0.6%
ING Bank NV
2.625%, 12/05/2022		3,500,000	3,656,776	0.6%
OTHER SECURITIES			1,443,343	0.2%
			8,791,685
Portugal - 0.1%			797,074	0.1%
Russia - 0.3%			2,192,433	0.3%
Sweden - 1.0%
Svenska Handelsbanken AB
1.781%, 03/30/2021 (P)		3,700,000	3,736,057	0.6%
OTHER SECURITIES			2,536,136	0.4%
			6,272,193
Switzerland - 1.7%			10,236,862	1.7%
United Kingdom - 3.5%
Barclays Bank PLC (7.750% to
04/10/2018, then 5 Year
U.S. Swap Rate + 6.833%)
04/10/2023		3,700,000	3,820,250	0.6%
OTHER SECURITIES			17,713,436	2.9%
			21,533,686
United States - 5.7%
MUFG Americas
Holdings Corp.
3.000%, 02/10/2025		3,500,000	3,561,803	0.6%
Starwood Hotels & Resorts
Worldwide, Inc.
6.750%, 05/15/2018		3,000,000	3,272,595	0.5%
OTHER SECURITIES			28,613,144	4.6%
			35,447,542
TOTAL CORPORATE BONDS (Cost $171,769,888)			$166,337,306

TERM LOANS (M) - 0.4%
United States - 0.4%			2,294,328	0.4%
TOTAL TERM LOANS (Cost $2,297,375)			$2,294,328
Municipal bonds 0.2%			1,196,464	0.2%
TOTAL MUNICIPAL BONDS (Cost $1,170,852)			$1,196,464

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.5%
Australia - 0.0%			226,860	0.0%
Canada - 0.4%			2,534,280	0.4%
Italy - 0.7%			4,280,388	0.7%
United Kingdom - 1.8%
Mansard Mortgages PLC,
Series 2007-2X, Class A1
1.241%, 12/15/2049 (P)	GBP	5,256,109	6,436,353	1.0%
OTHER SECURITIES			4,427,242	0.8%
			10,863,595
United States - 8.6%
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Series 2007-8, Class A3
5.875%, 08/12/2049 (P)		$3,151,686	3,252,007	0.5%

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value	% of Net Assets
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
NCUA Guaranteed Notes Trust,
Series 2010-R2, Class 1A
0.806%, 11/06/2017 (P)		$4,111,502	$4,112,420	0.7%
OTHER SECURITIES			45,533,086	7.4%
			52,897,513
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $75,989,727)			$70,802,636

ASSET BACKED SECURITIES - 4.6%
WaMu Asset-Backed
Certificates,
0.806%, 04/25/2037 (P)		7,478,689	3,355,007	0.6%
OTHER SECURITIES			25,235,908	4.0%
TOTAL ASSET BACKED
SECURITIES (Cost $30,642,529)			$28,590,915

COMMON STOCKS - 0.0%
United States - 0.0%			45,486	0.0%
TOTAL COMMON STOCKS (Cost $15,920)			$45,486

PREFERRED SECURITIES - 0.0%
United States - 0.0%			236,670	0.0%
TOTAL PREFERRED SECURITIES (Cost $110,250)			$236,670

ESCROW SHARES - 0.1%
United States - 0.1%			735,175	0.1%
TOTAL ESCROW SHARES (Cost $0)			$735,175

PURCHASED OPTIONS - 0.1%
Call options - 0.0%			134,967	0.0%
Put options - 0.1%			349,615	0.1%
TOTAL PURCHASED OPTIONS (Cost $717,382)			$484,582

SHORT-TERM INVESTMENTS - 15.2%
Foreign government - 14.1%
Federative Republic of Brazil
11.317%, 07/01/2017 *	BRL	13,100,000	3,597,453	0.6%
Federative Republic of Brazil
13.902%, 10/01/2016 *		43,900,000	13,204,097	2.1%
Japan Treasury Discount Bill,
0.000%
07/11/2016 *	JPY	1,000,000,000	9,683,746	1.6%
Japan Treasury Discount Bill,
0.000%
09/12/2016 *		6,290,000,000	60,940,729	9.8%
			87,426,025
U.S. Government Agency - 1.1%			6,598,313	1.1%
TOTAL SHORT-TERM
INVESTMENTS (Cost $89,696,245)			$94,024,338
Total Investments (Global Bond Trust)
(Cost $690,260,709) - 113.8%			$703,390,290	113.8%
Other assets and liabilities, net - (13.8%)			(85,400,847)	(13.8)%
TOTAL NET ASSETS - 100.0%			$617,989,443	100.0%

Global Bond Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
SALE COMMITMENTS OUTSTANDING - (4.1)%
Federal National Mortgage Association - (4.1)%
4.500%, TBA (C)	$(12,500,000)	$(13,646,447)	(2.2)%
4.500%, TBA (C)	(5,000,000)	(5,455,365)	(0.9)%
4.500%, TBA (C)	(5,000,000)	(5,455,650)	(0.9)%
OTHER SECURITIES		(1,054,833)	(0.2)%
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(25,538,750))		$(25,612,295)

High Yield Trust

	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 1.1%
U.S. Government - 1.1%
U.S. Treasury Notes
1.375%, 09/30/2020	$2,500,000	$2,545,899	1.1%
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $2,496,956)		$2,545,899

FOREIGN GOVERNMENT
OBLIGATIONS - 0.7%
Argentina - 0.3%		646,600	0.3%
Brazil - 0.3%		591,983	0.3%
Mexico - 0.1%		340,576	0.1%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $1,961,385)		$1,579,159

CORPORATE BONDS - 86.5%
Consumer discretionary - 20.7%
Caesars Entertainment Resort
Properties LLC
11.000%, 10/01/2021	1,490,000	1,463,925	0.6%
CCO Holdings LLC
5.750%, 02/15/2023 (S)	1,260,000	1,297,800	0.5%
Charter Communications
Operating LLC
4.908%, 07/23/2025 (S)	1,550,000	1,689,340	0.7%
DISH DBS Corp.
5.875%, 07/15/2022
to 11/15/2024	2,050,000	1,938,213	0.8%
Dollar Tree, Inc.
5.750%, 03/01/2023 (S)	1,140,000	1,211,250	0.5%
Guitar Center, Inc.
9.625%, 04/15/2020 (S)	1,570,000	1,095,075	0.5%
Netflix, Inc.
5.875%, 02/15/2025	1,080,000	1,132,650	0.5%
Virgin Media Finance PLC
6.000%, 10/15/2024 (S)	1,680,000	1,650,600	0.7%
OTHER SECURITIES		38,322,011	15.9%
		49,800,864
Consumer staples - 5.1%
Century Intermediate Holding
Company 2, PIK
9.750%, 02/15/2019 (S)	1,070,000	1,086,050	0.4%
Constellation Brands, Inc.
4.750%, 11/15/2024
to 12/01/2025	1,260,000	1,331,250	0.5%

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Consumer staples (continued)
DS Services of America, Inc.
10.000%, 09/01/2021 (S)	$970,000	$1,088,825	0.4%
Simmons Foods, Inc.
7.875%, 10/01/2021 (S)	1,460,000	1,328,600	0.5%
OTHER SECURITIES		7,468,018	3.3%
		12,302,743
Energy - 13.4%
Freeport-McMoran Oil & Gas LLC
6.875%, 02/15/2023	1,910,000	1,843,150	0.8%
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (S)	1,250,000	1,190,625	0.5%
OTHER SECURITIES		29,381,443	12.1%
		32,415,218
Financials - 8.1%
CIT Group, Inc.
5.000%, 08/15/2022
to 08/01/2023	1,810,000	1,826,575	0.7%
CIT Group, Inc.
5.375%, 05/15/2020	1,020,000	1,063,350	0.4%
Citigroup, Inc. (6.300% to
05/15/2024, then 3 month
LIBOR + 3.423%)
05/15/2024 (Q)	1,060,000	1,054,594	0.4%
CNO Financial Group, Inc.
5.250%, 05/30/2025	1,010,000	1,040,300	0.4%
CTR Partnership LP
5.875%, 06/01/2021	1,030,000	1,030,000	0.4%
Quicken Loans, Inc.
5.750%, 05/01/2025 (S)	1,110,000	1,071,150	0.5%
OTHER SECURITIES		12,392,414	5.3%
		19,478,383
Health care - 7.3%
DJO Finco, Inc.
8.125%, 06/15/2021 (S)	1,230,000	1,063,950	0.4%
HCA, Inc.
5.875%, 02/15/2026	1,500,000	1,556,250	0.6%
Tenet Healthcare Corp.
6.750%, 06/15/2023	1,160,000	1,110,700	0.5%
Universal Hospital Services, Inc.
7.625%, 08/15/2020	1,410,000	1,295,438	0.5%
Valeant Pharmaceuticals
International, Inc.
5.500%, 03/01/2023 (S)	1,950,000	1,566,094	0.7%
OTHER SECURITIES		10,926,173	4.6%
		17,518,605
Industrials - 10.4%
American Builders & Contractors
Supply Company, Inc.
5.625%, 04/15/2021 (S)	1,180,000	1,218,350	0.5%
CBC Ammo LLC
7.250%, 11/15/2021 (S)	1,310,000	1,106,950	0.5%
DH Services Luxembourg Sarl
7.750%, 12/15/2020 (S)	1,000,000	1,047,500	0.4%
H&E Equipment Services, Inc.
7.000%, 09/01/2022 (L)	1,080,000	1,117,800	0.5%
West Corp.
5.375%, 07/15/2022 (S)	1,260,000	1,171,800	0.5%
OTHER SECURITIES		19,392,952	8.0%
		25,055,352

High Yield Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Information technology - 2.0%
First Data Corp.
5.000%, 01/15/2024 (S)	$1,360,000	$1,363,400	0.6%
OTHER SECURITIES		3,504,053	1.4%
		4,867,453
Materials - 8.7%
Ardagh Packaging Finance PLC
7.250%, 05/15/2024 (S)	1,850,000	1,891,625	0.8%
Pactiv LLC
8.375%, 04/15/2027	1,510,000	1,585,500	0.7%
Reynolds Group Issuer, Inc.
7.000%, 07/15/2024 (S)	1,450,000	1,492,775	0.6%
OTHER SECURITIES		15,991,847	6.6%
		20,961,747
Telecommunication services - 8.4%
Cogent Communications Group, Inc.
5.375%, 03/01/2022 (S)	1,540,000	1,543,850	0.6%
Intelsat Jackson Holdings SA
8.000%, 02/15/2024 (L)(S)	1,060,000	1,044,100	0.4%
Numericable-SFR SA
7.375%, 05/01/2026 (S)	2,170,000	2,145,588	0.9%
Sprint Communications, Inc.
11.500%, 11/15/2021	1,080,000	1,067,040	0.4%
Sprint Corp.
7.250%, 09/15/2021	2,400,000	2,046,000	0.8%
Sprint Corp.
7.875%, 09/15/2023	1,520,000	1,242,600	0.5%
T-Mobile USA, Inc.
6.500%, 01/15/2026	1,460,000	1,540,300	0.6%
OTHER SECURITIES		9,684,321	4.2%
		20,313,799
Utilities - 2.4%
Miran Mid-Atlantic Series C Pass
Through Trust
10.060%, 12/30/2028	1,558,871	1,492,619	0.6%
NRG REMA LLC
9.681%, 07/02/2026	1,291,000	1,239,360	0.5%
Red Oak Power LLC
9.200%, 11/30/2029	1,030,000	1,066,050	0.5%
OTHER SECURITIES		1,973,042	0.8%
		5,771,071
TOTAL CORPORATE BONDS (Cost $223,009,974)		$208,485,235

CAPITAL PREFERRED SECURITIES - 0.3%
Financials - 0.3%		785,000	0.3%
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $839,484)		$785,000

CONVERTIBLE BONDS - 0.2%
Materials - 0.2%		440,469	0.2%
TOTAL CONVERTIBLE BONDS (Cost $1,007,342)		$440,469

TERM LOANS (M) - 4.0%
Consumer discretionary - 0.6%		1,436,374	0.6%
Energy - 1.3%		3,038,610	1.3%
Financials - 0.1%		168,300	0.1%
Health care - 0.7%		1,761,141	0.7%
Industrials - 0.7%		1,637,444	0.7%
Information technology - 0.2%		511,578	0.2%

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
TERM LOANS (M) (continued)
Materials - 0.0%		$74,448	0.0%
Telecommunication services - 0.4%
CWGS Group LLC
5.750%, 02/20/2020	$1,065,057	1,051,078	0.4%
TOTAL TERM LOANS (Cost $10,562,276)		$9,678,973

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.4%
Commercial and residential - 0.4%		933,217	0.4%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $1,055,801)		$933,217
Asset backed securities 2.1%		5,161,752	2.1%
TOTAL ASSET BACKED
SECURITIES (Cost $5,837,668)		$5,161,752

COMMON STOCKS - 2.3%
Consumer discretionary - 0.2%		511,910	0.2%
Energy - 1.0%
KCAD Holdings I, Ltd. (I)	165,553,563	1,082,058	0.4%
Magnum Hunter Resources Corp. (I)	97,394	1,326,993	0.6%
OTHER SECURITIES		63,508	0.0%
		2,472,559
Financials - 0.8%
Citigroup, Inc.	28,876	1,224,054	0.5%
OTHER SECURITIES		572,247	0.3%
		1,796,301
Health care - 0.1%		142,715	0.1%
Industrials - 0.2%		489,722	0.2%
Materials - 0.0%		2	0.0%
Telecommunication services - 0.0%		40,774	0.0%
TOTAL COMMON STOCKS (Cost $11,685,741)		$5,453,983

PREFERRED SECURITIES - 1.3%
Financials - 1.1%
GMAC Capital Trust I, 6.411%	100,372	2,491,233	1.1%
Health care - 0.2%		549,356	0.2%
TOTAL PREFERRED SECURITIES (Cost $2,991,921)		$3,040,589

ESCROW CERTIFICATES - 0.0%
Consumer discretionary - 0.0%		30,375	0.0%
Health care - 0.0%		500	0.0%
TOTAL ESCROW CERTIFICATES (Cost $435,127)		$30,875

High Yield Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SECURITIES LENDING COLLATERAL - 3.0%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	724,216	$7,247,233	3.0%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,247,320)		$7,247,233

SHORT-TERM INVESTMENTS - 0.0%
Repurchase agreement 0.0%		$102,049	0.00%
TOTAL SHORT-TERM
INVESTMENTS (Cost $102,049)		$102,049
Total Investments (High Yield Trust)
(Cost $269,233,044) - 101.9%		$245,484,433	101.9%
Other assets and liabilities, net - (1.9%)		(4,463,073)	(1.9)%
TOTAL NET ASSETS - 100.0%		$241,021,360	100.0%

Income Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 48.1%
Consumer discretionary - 2.9%
General Motors Company	99,416	$2,813,473	0.8%
Target Corp.	35,000	2,443,700	0.7%
OTHER SECURITIES		4,594,488	1.4%
		9,851,661
Consumer staples - 1.7%
PepsiCo, Inc.	40,920	4,335,065	1.3%
OTHER SECURITIES		1,448,480	0.4%
		5,783,545
Energy - 9.1%
BP PLC, ADR	117,000	4,154,670	1.2%
Chevron Corp.	63,000	6,604,290	1.9%
Royal Dutch Shell PLC,
ADR, Class A	189,955	10,489,315	3.1%
Total SA, ADR	79,454	3,821,737	1.1%
OTHER SECURITIES		6,175,768	1.8%
		31,245,780
Financials - 3.8%
JPMorgan Chase & Co.	44,160	2,744,102	0.8%
MetLife, Inc.	68,462	2,726,841	0.8%
Wells Fargo & Company	73,150	3,462,190	1.0%
OTHER SECURITIES		4,121,789	1.2%
		13,054,922
Health care - 7.0%
AstraZeneca PLC	64,500	3,856,033	1.1%
Eli Lilly & Company	40,930	3,223,238	0.9%
Pfizer, Inc.	200,000	7,042,000	2.1%
Roche Holding AG	17,500	4,617,896	1.3%
Sanofi, ADR	92,500	3,871,125	1.1%
OTHER SECURITIES		1,581,325	0.5%
		24,191,617
Industrials - 6.6%
General Electric Company	231,620	7,291,398	2.1%
Raytheon Company	27,610	3,753,580	1.1%
Republic Services, Inc.	47,620	2,443,382	0.7%
United Technologies Corp.	39,600	4,060,980	1.2%

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Industrials (continued)
OTHER SECURITIES		$5,124,372	1.5%
		22,673,712
Information technology - 6.4%
Apple, Inc.	55,019	5,259,816	1.5%
Intel Corp.	103,590	3,397,752	1.0%
Microsoft Corp.	89,640	4,586,879	1.3%
Texas Instruments, Inc.	53,370	3,343,631	1.0%
OTHER SECURITIES		5,402,147	1.6%
		21,990,225
Materials - 4.1%
BASF SE	55,000	4,217,329	1.2%
Rio Tinto PLC, ADR (L)	130,000	4,069,000	1.2%
The Dow Chemical Company	100,000	4,971,000	1.4%
OTHER SECURITIES		916,300	0.3%
		14,173,629
Telecommunication services - 1.7%
Verizon Communications, Inc.	63,000	3,517,920	1.0%
OTHER SECURITIES		2,200,395	0.7%
		5,718,315
Utilities - 4.8%
Dominion Resources, Inc.	41,638	3,244,849	0.9%
Duke Energy Corp.	34,082	2,923,895	0.9%
PG&E Corp.	57,400	3,669,008	1.1%
OTHER SECURITIES		6,815,539	1.9%
		16,653,291
TOTAL COMMON STOCKS (Cost $145,417,888)		$165,336,697

PREFERRED SECURITIES - 4.3%
Energy - 0.0%		16,275	0.0%
Financials - 2.8%
Bank of America Corp., 7.250%	3,350	4,003,250	1.2%
OTHER SECURITIES		5,417,620	1.6%
		9,420,870
Health care - 0.5%		1,806,504	0.5%
Information technology - 0.1%		373,842	0.1%
Utilities - 0.9%		3,094,574	0.9%
TOTAL PREFERRED
SECURITIES (Cost $13,042,064)		$14,712,065

CORPORATE BONDS - 33.6%
Consumer discretionary - 4.0%
iHeartCommunications, Inc.
9.000%, 12/15/2019
to 09/15/2022	$4,519,000	$3,276,690	0.9%
OTHER SECURITIES		10,413,603	3.1%
		13,690,293
Consumer staples - 0.2%		500,000	0.2%
Energy - 4.4%
Weatherford International, Ltd.
7.750%, 06/15/2021 (L)	3,000,000	2,921,250	0.9%
OTHER SECURITIES		12,313,677	3.5%
		15,234,927

Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE BONDS (continued)
Financials - 4.9%
Citigroup, Inc. (5.875% to
03/27/2020, then 3 month
LIBOR + 4.059%)
03/27/2020 (Q)	$2,500,000	$2,400,000	0.7%
JPMorgan Chase & Co. (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	2,500,000	2,550,000	0.7%
Royal Bank of Canada
4.910%, 04/05/2017 (S)	4,100,000	2,910,287	0.9%
OTHER SECURITIES		9,080,240	2.6%
		16,940,527
Health care - 4.7%
Community Health Systems, Inc.
8.000%, 11/15/2019 (L)	3,000,000	2,928,750	0.8%
Tenet Healthcare Corp.
8.125%, 04/01/2022	2,400,000	2,459,520	0.7%
OTHER SECURITIES		10,606,948	3.2%
		15,995,218
Industrials - 2.1%
XPO Logistics, Inc.
6.500%, 06/15/2022 (L)(S)	3,000,000	2,861,250	0.8%
OTHER SECURITIES		4,436,633	1.3%
		7,297,883
Information technology - 3.9%
First Data Corp.
7.000%, 12/01/2023 (S)	2,700,000	2,740,500	0.8%
OTHER SECURITIES		10,750,859	3.1%
		13,491,359
Materials - 2.7%
FMG Resources
August 2006 Pty, Ltd.
9.750%, 03/01/2022 (S)	2,500,000	2,762,500	0.8%
OTHER SECURITIES		6,613,425	1.9%
		9,375,925
Telecommunication services - 3.7%
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)	2,900,000	3,088,500	0.9%
T-Mobile USA, Inc.
6.633%, 04/28/2021	2,500,000	2,612,500	0.8%
T-Mobile USA, Inc.
6.731%, 04/28/2022	2,500,000	2,628,875	0.8%
OTHER SECURITIES		4,252,000	1.2%
		12,581,875
Utilities - 3.0%
Dynegy, Inc.
6.750%, 11/01/2019	4,000,000	4,010,000	1.2%
InterGen NV
7.000%, 06/30/2023 (S)	4,000,000	2,830,000	0.8%
OTHER SECURITIES		3,407,500	1.0%
		10,247,500
TOTAL CORPORATE BONDS (Cost $119,753,314)		$115,355,507

CONVERTIBLE BONDS - 2.5%
Consumer discretionary - 0.2%		598,750	0.2%
Energy - 0.9%		2,979,585	0.9%

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CONVERTIBLE BONDS (continued)
Financials - 1.4%
Wells Fargo Bank NA
2.262%, 04/03/2017 (S)	$9,800,000	$3,179,463	0.9%
OTHER SECURITIES		1,740,092	0.5%
		4,919,555
TOTAL CONVERTIBLE BONDS (Cost $11,160,981)		$8,497,890

TERM LOANS (M) - 3.0%
Consumer discretionary - 1.8%
Belk, Inc.
5.750%, 12/12/2022	3,491,250	2,749,359	0.8%
OTHER SECURITIES		3,442,333	1.0%
		6,191,692
Health care - 0.4%		1,501,237	0.4%
Industrials - 0.8%		2,683,137	0.8%
TOTAL TERM LOANS (Cost $11,448,058)		$10,376,066

ESCROW CERTIFICATES - 0.0%
Consumer discretionary - 0.0%		850	0.0%
TOTAL ESCROW CERTIFICATES (Cost $326)		$850

EQUITY LINKED SECURITIES - 2.3%
Ford Motor Company (Morgan
Stanley)
1.112%, 04/10/2017	24,900,000	3,095,294	0.9%
OTHER SECURITIES		4,843,262	1.4%
TOTAL EQUITY LINKED
SECURITIES (Cost $8,196,560)		$7,938,556

SECURITIES LENDING COLLATERAL - 4.4%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	1,513,346	15,144,054	4.4%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $15,144,415)		$15,144,054

SHORT-TERM INVESTMENTS - 2.4%
U.S. Government Agency - 2.4%
Federal Home Loan Bank Discount
Note, 0.081%, 07/01/2016 *	$8,435,000	$8,435,000	2.4%
TOTAL SHORT-TERM
INVESTMENTS (Cost $8,435,000)		$8,435,000
Total Investments (Income Trust)
(Cost $332,598,606) - 100.6%		$345,796,685	100.6%
Other assets and liabilities, net - (0.6%)		(2,147,659)	(0.6)%
TOTAL NET ASSETS - 100.0%		$343,649,026	100.0%

Investment Quality Bond Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 49.9%
Treasury Inflation Protected Securities - 7.3%
0.125%, 07/15/2024	$7,750,621	$7,830,243	2.5%
0.250%, 01/15/2025	11,392,800	11,569,693	3.8%

Investment Quality Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
Treasury Inflation Protected Securities (continued)
0.375%, 07/15/2025	$2,930,477	$3,018,353	1.0%
		22,418,289
U.S. Treasury Bonds - 2.8%
2.500%, 02/15/2045
to 02/15/2046	1,852,000	1,930,062	0.6%
3.000%, 11/15/2044
to 11/15/2045	2,305,000	2,652,640	0.9%
4.500%, 02/15/2036	2,824,000	4,067,995	1.3%
OTHER SECURITIES		4,450	0.0%
		8,655,147
U.S. Treasury Notes - 2.8%
1.375%, 04/30/2021 (D)	2,873,000	2,923,053	1.0%
1.625%, 05/15/2026	3,317,000	3,359,497	1.1%
1.750%, 09/30/2019 (D)	2,200,000	2,268,922	0.7%
OTHER SECURITIES		72,873	0.0%
		8,624,345
Federal Home Loan Mortgage Corp. - 9.0%
3.000%, TBA (C)	2,300,000	2,412,608	0.8%
3.000%, 04/01/2045
to 10/01/2045	3,442,058	3,570,987	1.1%
3.500%, TBA (C)	3,500,000	3,686,531	1.3%
3.500%, 03/01/2046	5,716,369	6,032,492	2.0%
4.000%, TBA (C)	8,400,000	8,987,636	2.9%
4.500%, TBA (C)	2,200,000	2,399,540	0.8%
OTHER SECURITIES		357,013	0.1%
		27,446,807
Federal National Mortgage Association - 19.1%
2.500%, TBA (C)	1,600,000	1,655,359	0.5%
2.500%, 12/01/2042
to 04/01/2045	1,855,149	1,882,602	0.6%
2.970%, 06/01/2027
to 06/01/2030	1,281,000	1,334,471	0.4%
3.000%, TBA (C)	21,800,000	22,602,665	7.4%
3.500%, TBA (C)	16,600,000	17,502,032	5.7%
3.500%, 02/01/2046	4,915,480	5,190,960	1.7%
4.000%, TBA (C)	1,000,000	1,071,486	0.3%
4.500%, TBA (C)	3,100,000	3,383,440	1.1%
5.000%, TBA (C)	1,800,000	1,999,406	0.7%
OTHER SECURITIES		2,001,677	0.7%
		58,624,098
Government National Mortgage Association - 8.9%
3.000%, TBA (C)	7,500,000	7,834,367	2.6%
3.000%, 04/15/2045
to 06/20/2046	8,738,443	9,139,112	3.0%
3.500%, TBA (C)	2,400,000	2,545,784	0.9%
4.000%, TBA (C)	4,300,000	4,596,888	1.5%
4.500%, TBA (C)	2,300,000	2,468,904	0.8%
OTHER SECURITIES		620,961	0.1%
		27,206,016
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $150,304,874)		$152,974,702

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
FOREIGN GOVERNMENT
OBLIGATIONS - 2.1%
Argentina - 0.1%			$195,193	0.1%
Brazil - 0.5%
Federative Republic of Brazil
6.000%, 08/15/2016
to 08/15/2022	BRL	1,621,000	1,484,555	0.5%
			1,484,555
Colombia - 0.1%			153,851	0.1%
Japan - 0.6%
Government of Japan
0.100%, 08/15/2016	JPY	210,000,000	2,034,335	0.6%

Mexico - 0.1%			438,570	0.1%
Slovenia - 0.2%			539,376	0.2%
South Africa - 0.1%			308,038	0.1%
Thailand - 0.1%			464,021	0.1%
Tunisia - 0.1%			180,621	0.1%
United Arab Emirates - 0.1%			404,580	0.1%
Uruguay - 0.1%			178,144	0.1%
Venezuela - 0.0%			50,781	0.0%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $6,053,763)			$6,432,065

CORPORATE BONDS - 32.7%
Consumer discretionary - 4.3%			13,107,961	4.3%
Consumer staples - 3.0%
Anheuser-Busch InBev
Finance, Inc.
3.300%, 02/01/2023		$1,730,000	1,820,091	0.6%
Anheuser-Busch InBev
Finance, Inc.
4.900%, 02/01/2046		1,515,000	1,774,623	0.6%
OTHER SECURITIES			5,757,089	1.8%
			9,351,803
Energy - 4.5%			13,941,109	4.5%
Financials - 12.0%
Citigroup, Inc.
4.450%, 09/29/2027		1,170,000	1,202,861	0.4%
Morgan Stanley
6.625%, 04/01/2018		1,225,000	1,328,090	0.4%
Santander Issuances SAU
5.179%, 11/19/2025		1,200,000	1,199,401	0.4%
OTHER SECURITIES			32,940,028	10.8%
			36,670,380
Health care - 2.6%			7,927,013	2.6%
Industrials - 1.4%			4,286,030	1.4%
Information technology - 1.0%			3,107,844	1.0%
Materials - 0.6%			1,801,369	0.6%
Telecommunication services - 2.6%
Verizon Communications, Inc.
4.672%, 03/15/2055		1,773,000	1,791,031	0.6%
OTHER SECURITIES			6,093,040	2.0%
			7,884,071
Utilities - 0.7%			2,214,937	0.7%
TOTAL CORPORATE BONDS (Cost $98,251,849)			$100,292,517

Investment Quality Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE BONDS (continued)
Municipal bonds - 1.3%		$3,925,387	1.3%
TOTAL MUNICIPAL BONDS (Cost $3,736,812)		$3,925,387

TERM LOANS (M) - 3.5%
Consumer discretionary - 1.3%		4,098,907	1.3%
Consumer staples - 0.2%		626,505	0.2%
Energy - 0.1%		245,150	0.1%
Financials - 0.3%		929,733	0.3%
Health care - 0.4%		1,252,352	0.4%
Industrials - 0.4%		1,318,942	0.4%
Information technology - 0.3%		993,280	0.3%
Materials - 0.3%		989,954	0.3%
Telecommunication services - 0.1%		199,750	0.1%
Utilities - 0.1%		133,313	0.1%
TOTAL TERM LOANS (Cost $11,208,721)		$10,787,886

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.2%
Commercial and residential - 10.5%		32,158,565	10.5%
Federal Home Loan Mortgage Corp. - 1.7%
3.046%, 12/25/2027 (P)	$1,129,000	1,150,627	0.4%
OTHER SECURITIES		3,855,585	1.3%
		5,006,212
Government National Mortgage Association - 0.0%		23,628	0.0%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $37,457,815)		$37,188,405

ASSET BACKED SECURITIES - 15.7%
Apidos CLO XVII,
2.133%, 04/17/2026 (P)(S)	1,200,000	1,198,116	0.4%
Apidos CLO XVII,
2.683%, 04/17/2026 (P)(S)	1,190,000	1,170,014	0.4%
Apidos CLO XXI,
2.063%, 07/18/2027 (P)(S)	1,170,000	1,164,569	0.4%
Avery Point VI CLO, Ltd.,
2.083%, 08/05/2027 (P)(S)	1,230,000	1,223,112	0.4%
Babson CLO, Ltd.,
2.064%, 04/20/2027 (P)(S)	1,205,000	1,196,758	0.4%
BlueMountain CLO, Ltd.,
2.114%, 10/20/2027 (P)(S)	1,040,000	1,036,256	0.3%
Galaxy XV CLO, Ltd.,
1.878%, 04/15/2025 (P)(S)	1,140,000	1,129,959	0.4%
NRZ Advance Receivables Trust,
3.302%, 08/17/2048 (S)	2,035,000	2,054,274	0.7%
OCP CLO, Ltd.,
2.163%, 04/17/2027 (P)(S)	1,065,000	1,051,591	0.3%
Shackleton 2015-VIII CLO, Ltd.,
2.144%, 10/20/2027 (P)(S)	1,035,000	1,027,168	0.3%
OTHER SECURITIES		35,958,224	11.7%
TOTAL ASSET BACKED
SECURITIES (Cost $48,384,407)		$48,210,041

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SECURITIES LENDING COLLATERAL - 0.1%
John Hancock
Collateral Trust,
0.5557% (W)(Y)	21,728	$217,428	0.1%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $217,432)		$217,428

SHORT-TERM INVESTMENTS - 8.9%
Repurchase agreement - 8.9%
Deutsche Bank Tri-Party
Repurchase Agreement dated
06/30/2016 at 0.410% to be
repurchased at $15,400,175 on
07/01/2016, collateralized by
$12,011,400 U.S. Treasury
Bonds, 3.625% due
02/15/2044 (valued at
$15,708,064,
including interest)	$15,400,000	$15,400,000	5.1%
Goldman Sachs Tri-Party
Repurchase Agreement dated
06/30/2016 at 0.420% to be
repurchased at $11,700,137 on
07/01/2016, collateralized by
$4,623,086 Federal Home
Loan Mortgage Corp.,
3.500% - 3.501% due
05/01/2041 - 06/01/2045
(valued at $4,923,292,
including interest) and
$6,520,866 Federal National
Mortgage Association,
2.218% - 6.308% due
05/01/2035 - 05/01/2046
(valued at $7,010,708,
including interest)	11,700,000	11,700,000	3.8%
		27,100,000
TOTAL SHORT-TERM
INVESTMENTS (Cost $27,100,000)		$27,100,000
Total Investments (Investment Quality Bond Trust)
(Cost $382,715,673) - 126.4%		$387,128,431	126.4%
Other assets and liabilities, net - (26.4%)		(80,764,424)	(26.4)%
TOTAL NET ASSETS - 100.0%		$306,364,007	100.0%

Money Market Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 100.3%
U.S. Treasury Bills - 18.5%
0.400%, 07/28/2016 to
08/18/2016 *	$186,970,000	$186,884,741	7.9%
0.405%, 07/28/2016 *	55,000,000	54,983,294	2.4%
0.430%, 08/18/2016*	60,000,000	59,965,600	2.6%
0.435%, 07/28/2016*	60,000,000	59,980,425	2.6%
0.481%, 07/14/2016 *	70,000,000	69,987,841	3.0%
Federal Agricultural Mortgage Corp. - 20.9%
0.350%, 08/03/2016 to
09/15/2016 *	74,000,000	73,949,085	3.2%

Money Market Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
Federal Agricultural Mortgage Corp. (continued)
0.360%, 07/29/2016 to
09/06/2016 *	$75,000,000	$74,956,490	3.2%
0.370%, 07/05/2016*	26,000,000	25,998,931	1.1%
0.380%, 07/05/2016 *	45,000,000	44,998,100	1.9%
0.486%, 05/09/2017 (P)*	75,000,000	75,000,000	3.2%
0.519%, 07/03/2017 (P)*	75,000,000	75,000,000	3.2%
0.570%, 04/03/2017 (P)*	60,000,000	60,000,000	2.5%
0.575%, 03/07/2017 (P)*	60,000,000	60,000,000	2.6%
Federal Farm Credit Bank - 12.2%
0.310%, 07/11/2016 to
07/25/2016 *	46,085,000	46,077,415	2.0%
0.320%, 08/05/2016 *	25,000,000	24,992,222	1.1%
0.330%, 08/12/2016 *	25,000,000	24,990,375	1.1%
0.360%, 10/03/2016 *	10,000,000	9,990,600	0.4%
0.430%, 11/03/2016 *	29,300,000	29,256,253	1.3%
0.497%, 05/24/2017 (P)*	10,000,000	10,000,000	0.4%
0.500%, 04/27/2017 (P)*	100,000,000	100,000,000	4.3%
0.503%, 04/20/2017 (P)*	10,000,000	10,000,401	0.4%
0.508%, 02/27/2017 (P)*	10,000,000	10,001,066	0.4%
0.580%, 12/14/2016 (P)*	16,700,000	16,710,730	0.7%
OTHER SECURITIES		3,357,531	0.1%
Federal Home Loan Bank - 40.0%
0.330%, 07/07/2016 to
07/12/2016 *	60,610,000	60,603,916	2.6%
0.335%, 07/07/2016 to
08/03/2016 *	26,777,000	26,770,110	1.1%
0.340%, 07/06/2016 to
08/12/2016 *	34,542,000	34,533,584	1.5%
0.345%, 07/08/2016 to
07/22/2016 *	66,800,000	66,788,421	2.9%
0.355%, 07/20/2016 *	5,100,000	5,099,044	0.2%
0.360%, 07/27/2016 *	51,450,000	51,436,623	2.2%
0.365%, 08/17/2016 *	19,750,000	19,740,589	0.8%
0.375%, 08/01/2016 *	12,230,000	12,226,051	0.5%
0.380%, 09/02/2016 to
09/23/2016 *	36,310,000	36,278,267	1.6%
0.385%, 07/25/2016 to
11/18/2016 *	19,000,000	18,987,680	0.9%
0.390%, 09/07/2016 to
10/05/2016 *	45,445,000	45,409,907	1.9%
0.391%, 09/07/2016 to
09/09/2016 *	16,115,000	16,102,792	0.7%
0.392%, 09/09/2016 *	6,930,000	6,924,718	0.3%
0.395%, 09/09/2016 to
09/14/2016 *	51,790,000	51,749,603	2.2%
0.396%, 09/09/2016 *	5,320,000	5,315,903	0.2%
0.400%, 07/22/2016 to
10/19/2016 *	153,873,000	153,704,078	6.5%
0.405%, 09/30/2016 *	31,236,000	31,204,022	1.3%
0.420%, 08/10/2016 to
11/18/2016 *	30,665,000	30,633,945	1.3%
0.430%, 08/15/2016 to
11/16/2016 *	179,845,000	179,600,648	7.7%
0.440%, 11/02/2016 to
11/09/2016 *	45,280,000	45,209,715	2.0%
0.445%, 11/02/2016 *	8,400,000	8,387,125	0.4%
0.450%, 11/14/2016 *	10,200,000	10,182,660	0.4%
OTHER SECURITIES		19,817,280	0.8%

Federal Home Loan Mortgage Corp. - 3.4%
0.300%, 07/13/2016 *	6,478,000	6,477,352	0.3%
0.360%, 07/22/2016 *	5,000,000	4,998,950	0.2%

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp. (continued)
0.370%, 10/04/2016 *	$64,060,000	$63,997,453	2.7%
OTHER SECURITIES		3,998,827	0.2%

Federal National Mortgage Association - 5.3%
0.400%, 10/26/2016*	68,184,000	68,095,361	2.9%
0.410%, 10/26/2016 *	50,000,000	49,933,375	2.1%
OTHER SECURITIES		6,160,446	0.3%
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $2,347,449,545)		$2,347,449,545
Total Investments (Money Market Trust)
(Cost $2,347,449,545) - 100.3%		$2,347,449,545	100.3%
Other assets and liabilities, net - (0.3%)		(5,869,139)	(0.3)%
TOTAL NET ASSETS - 100.0%		$2,341,580,406	100.0%

New Income Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 44.3%

Treasury Inflation Protected Securities - 1.0%
0.625%, 01/15/2026	$13,445,547	$14,161,764	1.0%

U.S. Treasury Bonds - 6.6%
2.500%, 02/15/2045	4,985,000	5,194,913	0.4%
3.000%, 11/15/2044 (D)	12,750,000	14,671,961	1.1%
3.000%, 05/15/2045
to 11/15/2045	16,495,000	18,981,303	1.4%
3.125%, 02/15/2043	26,395,000	31,139,924	2.2%
3.375%, 05/15/2044	8,055,000	9,935,657	0.7%
5.375%, 02/15/2031	7,760,000	11,511,479	0.8%
		91,435,237
U.S. Treasury Notes - 4.8%
1.250%, 10/31/2018	18,715,000	18,975,251	1.4%
1.500%, 05/31/2019 (D)	31,530,000	32,245,573	2.3%
1.625%, 05/15/2026	9,215,000	9,333,063	0.7%
OTHER SECURITIES		5,677,730	0.4%
		66,231,617
U.S. Treasury Strips - 0.0%		208,930	0.0%
Federal Home Loan Mortgage Corp. - 4.1%
3.000%, 01/01/2043
to 06/01/2043	16,257,740	16,907,213	1.2%
3.500%, 03/01/2043
to 05/01/2046	11,602,305	12,269,712	1.0%
4.000%, 05/01/2026
to 02/01/2041	10,855,463	11,704,722	0.9%
4.500%, 11/01/2018
to 10/01/2039	6,884,058	7,553,948	0.5%
OTHER SECURITIES		8,729,427	0.5%
		57,165,022
Federal National Mortgage Association - 18.2%
2.500%, TBA (C)	4,450,000	4,603,968	0.3%
2.500%, 10/01/2027
to 03/01/2043	19,724,084	20,411,809	1.6%
3.000%, TBA (C)	22,560,000	23,496,117	1.7%
3.000%, 01/01/2027
to 04/01/2045	35,274,738	36,849,104	2.6%

New Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.500%, 06/01/2042
to 05/01/2046	$64,996,594	$68,851,564	5.2%
4.000%, TBA (C)	12,295,000	13,182,223	1.0%
4.000%, 11/01/2025
to 12/01/2045	27,502,998	29,648,481	1.9%
4.500%, 05/01/2019
to 09/01/2042	16,965,797	18,610,598	1.3%
5.000%, 05/01/2018
to 07/01/2045	18,420,468	20,611,370	1.6%
5.500%, 11/01/2016
to 09/01/2041	8,178,698	9,266,883	0.6%
6.000%, 09/01/2017
to 09/01/2038	6,978,518	8,032,405	0.4%
OTHER SECURITIES		1,233,724	0.0%
		254,798,246
Government National Mortgage Association - 9.6%
2.500%, 11/20/2042
to 04/20/2046	14,275,701	14,609,419	1.2%
3.000%, 10/15/2042
to 07/20/2046	42,649,888	44,585,737	3.2%
3.500%, 09/15/2041
to 09/20/2043	30,444,756	32,432,713	2.3%
4.000%, 09/20/2040
to 12/20/2045	19,739,903	21,230,672	1.7%
4.500%, 01/15/2019
to 09/20/2040	7,295,144	8,003,009	0.5%
5.500%, 02/15/2029
to 06/20/2044	4,309,519	4,929,415	0.2%
OTHER SECURITIES		8,799,542	0.5%
		134,590,507
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $595,391,143)		$618,591,323

FOREIGN GOVERNMENT
OBLIGATIONS - 1.2%
Bermuda - 0.3%		4,551,438	0.3%
Mexico - 0.8%		10,327,548	0.8%
Morocco - 0.1%		1,775,367	0.1%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $17,944,665)		$16,654,353

CORPORATE BONDS - 27.4%
Consumer discretionary - 5.0%
Amazon.com, Inc.
4.950%, 12/05/2044	5,310,000	6,444,949	0.5%
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (S)	4,271,000	4,495,228	0.3%
OTHER SECURITIES		58,356,845	4.2%
		69,297,022
Consumer staples - 0.9%		12,844,747	0.9%
Energy - 3.0%
Shell International Finance BV
3.250%, 05/11/2025	5,110,000	5,363,456	0.4%
OTHER SECURITIES		37,165,924	2.6%
		42,529,380
Financials - 7.7%
Bank of America Corp.
3.300%, 01/11/2023	5,580,000	5,744,772	0.4%

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE BONDS (continued)
Financials (continued)
BPCE SA
5.700%, 10/22/2023 (S)	$4,523,000	$4,851,198	0.3%
Morgan Stanley
3.750%, 02/25/2023	8,280,000	8,771,178	0.6%
OTHER SECURITIES		88,534,832	6.4%
		107,901,980
Health care - 3.3%		45,463,315	3.3%
Industrials - 2.4%		33,844,678	2.4%
Information technology - 1.6%		22,721,033	1.6%
Materials - 0.7%		9,373,634	0.7%
Telecommunication services - 2.1%
Verizon Communications, Inc.
4.272%, 01/15/2036	5,495,000	5,617,247	0.4%
Verizon Communications, Inc.
6.400%, 09/15/2033	6,750,000	8,634,985	0.6%
OTHER SECURITIES		15,002,166	1.1%
		29,254,398
Utilities - 0.7%		10,081,398	0.7%
TOTAL CORPORATE BONDS (Cost $363,478,733)		$383,311,585
Municipal bonds 1.7%		23,214,452	1.7%
TOTAL MUNICIPAL BONDS (Cost $19,422,498)		$23,214,452

TERM LOANS (M) - 1.5%
Consumer discretionary - 0.2%		2,614,816	0.2%
Financials - 0.3%		4,007,356	0.3%
Health care - 0.1%		1,944,114	0.1%
Industrials - 0.1%		716,828	0.1%
Information technology - 0.7%		10,250,326	0.7%
Telecommunication services - 0.1%		1,920,594	0.1%
TOTAL TERM LOANS (Cost $21,747,477)		$21,454,034

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.9%
Commercial and residential - 10.1%
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG),
3.528%, 12/10/2047	7,265,000	7,849,803	0.6%
Commercial Mortgage Trust
(Goldman Sachs & Company/RBS
Greenwich Capital),
5.475%, 03/10/2039	5,095,000	5,153,123	0.4%
JPMorgan Chase Commercial
Mortgage Securities Trust,
5.699%, 02/12/2049 (P)	8,480,000	8,633,527	0.6%
OTHER SECURITIES		119,811,339	8.5%
		141,447,792
Federal Home Loan Mortgage Corp. - 1.4%		18,976,784	1.4%
Federal National Mortgage Association - 0.3%		4,920,897	0.3%
Government National Mortgage Association - 0.1%		841,146	0.1%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $164,308,589)		$166,186,619

ASSET BACKED SECURITIES - 9.4%
Ally Master Owner Trust,
1.630%, 05/15/2020	8,360,000	8,384,527	0.6%

New Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
ASSET BACKED SECURITIES (continued)
Avis Budget Rental Car Funding
AESOP LLC,
2.460%, 07/20/2020 (S)	$5,450,000	$5,526,981	0.4%
Enterprise Fleet Financing LLC,
1.300%, 09/20/2020 (S)	4,950,043	4,944,128	0.4%
Kubota Credit Owner Trust,
1.670%, 07/15/2020 (S)	5,075,000	5,093,020	0.4%
Nordstrom Credit Card Master
Note Trust II,
2.280%, 11/15/2019 (S)	5,085,000	5,103,520	0.4%
SMART Trust,
1.680%, 12/14/2019	4,755,000	4,758,252	0.3%
Synchrony Credit Card Master
Note Trust,
2.220%, 01/15/2022	5,465,000	5,568,595	0.4%
OTHER SECURITIES		91,247,065	6.5%
TOTAL ASSET BACKED
SECURITIES (Cost $131,206,300)		$130,626,088

SHORT-TERM INVESTMENTS - 7.0%
Money market funds - 7.0%
T. Rowe Price Prime Reserve
Fund, 0.3204% (Y)	97,818,987	$97,818,987	7.0%
Repurchase agreement - 0.0%		$668,000	0.0%
TOTAL SHORT-TERM
INVESTMENTS (Cost $98,486,987)		$98,486,987
Total Investments (New Income Trust)
(Cost $1,411,986,392) - 104.4%		$1,458,525,441	104.4%
Other assets and liabilities, net - (4.4%)		(61,620,515)	(4.4)%
TOTAL NET ASSETS - 100.0%		$1,396,904,926	100.0%

Short Term Government Income Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 87.7%
U.S. Treasury Notes - 23.6%
0.625%, 08/31/2017
to 04/30/2018	$7,465,000	$7,471,817	2.2%
0.750%, 03/31/2018	5,130,000	5,144,631	1.5%
0.875%, 01/31/2018
to 07/15/2018	24,300,000	24,421,892	7.3%
1.000%, 03/15/2019	6,680,000	6,737,408	2.0%
1.250%, 03/31/2021	6,695,000	6,774,242	2.0%
1.375%, 09/30/2020	4,515,000	4,597,891	1.4%
1.625%, 06/30/2020	23,595,000	24,266,915	7.2%
		79,414,796
Federal Agricultural Mortgage Corp. - 10.0%
1.750%, 06/15/2020	6,225,000	6,383,843	1.9%
5.125%, 04/19/2017 (S)	26,318,000	27,265,159	8.1%
		33,649,002
Federal Farm Credit Bank - 11.1%
0.900%, 12/26/2017	2,890,000	2,890,032	0.9%
1.240%, 11/13/2018	8,060,000	8,060,290	2.4%
1.680%, 04/05/2021	6,110,000	6,133,578	1.8%
1.700%, 10/08/2020
to 02/17/2021	16,379,000	16,383,853	4.8%

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
Federal Farm Credit Bank (continued)
1.800%, 03/24/2021	$3,885,000	$3,885,109	1.2%
		37,352,862
Federal Home Loan Bank - 7.4%
1.000%, 10/16/2017	6,200,000	6,200,025	1.8%
1.150%, 06/22/2018	6,790,000	6,798,501	2.0%
1.550%, 10/26/2020	5,825,000	5,825,734	1.7%
1.700%, 04/26/2021	6,250,000	6,251,225	1.9%
		25,075,485
Federal Home Loan Mortgage Corp. - 11.3%
1.000%, 05/25/2018	6,265,000	6,266,209	1.9%
1.100%, 05/07/2018	6,395,000	6,396,074	1.9%
1.250%, 05/25/2018	11,100,000	11,108,492	3.3%
1.300%, 02/26/2019	6,180,000	6,181,866	1.8%
3.000%, 07/01/2030	3,203,711	3,372,578	1.0%
5.500%, 07/01/2040	4,122,484	4,700,758	1.4%
OTHER SECURITIES		2,719	0.0%
		38,028,696
Federal National Mortgage Association - 14.3%
1.000%, 12/28/2017	4,250,000	4,250,769	1.2%
1.125%, 07/20/2018	2,400,000	2,422,296	0.7%
1.375%, 02/26/2021	3,550,000	3,587,165	1.1%
2.500%, 10/01/2027	2,358,463	2,447,988	0.7%
3.000%, 03/01/2028
to 03/01/2031	29,111,491	30,675,455	9.1%
3.500%, 12/01/2025	1,304,044	1,384,521	0.4%
5.500%, 03/01/2035
to 08/01/2040	2,065,358	2,345,084	0.7%
6.500%, 01/01/2039	1,085,464	1,262,048	0.4%
OTHER SECURITIES		6,346	0.0%
		48,381,672
Government National Mortgage Association - 0.0%		686	0.0%
Tennessee Valley Authority - 10.0%
1.750%, 10/15/2018	5,270,000	5,379,273	1.6%
3.875%, 02/15/2021	11,795,000	13,233,200	3.9%
4.500%, 04/01/2018	8,929,000	9,517,868	2.8%
5.500%, 07/18/2017	4,598,000	4,830,374	1.5%
6.250%, 12/15/2017	700,000	755,130	0.2%
		33,715,845
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $292,962,719)		$295,619,044

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.5%
Federal Home Loan Mortgage Corp. - 2.7%
0.331%, 04/25/2023	148,572,310	1,861,269	0.5%
0.771%, 01/25/2022	21,132,330	641,447	0.2%
1.278%, 07/25/2022	12,137,032	763,450	0.2%
1.346%, 03/25/2024	8,687,859	630,284	0.2%
1.526%, 12/25/2021	24,997,631	1,509,172	0.4%
1.818%, 07/25/2019	7,636,372	329,332	0.1%
2.000%, 04/15/2031	1,227,269	1,250,499	0.4%
2.118%, 08/25/2018	17,853,527	610,730	0.2%
OTHER SECURITIES		1,396,633	0.5%
		8,992,816
Federal National Mortgage Association - 1.7%
3.500%, 08/25/2043	1,713,703	1,847,170	0.5%
4.000%, 03/25/2039	3,860,749	4,107,490	1.2%
		5,954,660

Short Term Government Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Government National Mortgage Association - 0.1%		$216,938	0.1%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $14,942,457)		$15,164,414

SHORT-TERM INVESTMENTS - 6.2%

U.S. GOVERNMENT AGENCY - 2.4%
Federal Home Loan Bank Discount
Note, 0.079%, 07/01/2016 *	$8,085,000	8,085,000	2.4%
Repurchase agreement - 3.8%
Barclays Tri-Party Repurchase
Agreement dated 06/30/2016 at
0.400% to be repurchased at
$7,479,083 on 07/01/2016,
collateralized by $7,480,800
U.S. Treasury Notes, 1.375% due
10/31/2020 (valued at $7,628,764,
including interest)	7,479,000	7,479,000	2.2%
Repurchase Agreement with State
Street Corp. dated 06/30/2016 at
0.030% to be repurchased at
$5,254,004 on 07/01/2016,
collateralized by $5,145,000
U.S. Treasury Inflation Indexed
Notes, 0.125% due 04/15/2019
(valued at $5,363,663,
including interest)	5,254,000	5,254,000	1.6%
		12,733,000
TOTAL SHORT-TERM
INVESTMENTS (Cost $20,818,000)		$20,818,000
Total Investments (Short Term Government Income
Trust) (Cost $328,723,176) - 98.4%		$331,601,458	98.4%
Other assets and liabilities, net - 1.6%		5,500,033	1.6%
TOTAL NET ASSETS - 100.0%		$337,101,491	100.0%

Strategic Income Opportunities Trust

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
FOREIGN GOVERNMENT
OBLIGATIONS - 21.1%
Australia - 3.0%
New South
Wales Treasury Corp.
6.000%, 05/01/2020
to 03/01/2022	AUD	7,160,000	$6,297,230	1.1%
Queensland Treasury Corp.
4.000%, 06/21/2019 (S)		4,160,000	3,295,924	0.5%
Queensland Treasury Corp.
5.500%, 06/21/2021		3,755,000	3,268,056	0.5%
Queensland Treasury Corp.
6.000%, 07/21/2022		3,130,000	2,850,573	0.5%
OTHER SECURITIES			2,195,893	0.4%
			17,907,676
Canada - 3.3%
Government of Canada
1.250%, 03/01/2018	CAD	4,220,000	3,305,805	0.5%

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or			% of
	Principal			Net
	Amount		Value	Assets
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Government of Canada
1.500%, 02/01/2017	CAD	12,890,000	$10,033,138	1.7%
Province of Ontario
1.900%, 09/08/2017		4,731,000	3,713,100	0.6%
OTHER SECURITIES			3,057,373	0.5%
			20,109,416
Finland - 0.2%			1,184,060	0.2%
Indonesia - 0.4%			2,595,491	0.4%
Mexico - 2.6%
Government of Mexico
4.600%, 01/23/2046		$2,760,000	2,911,800	0.5%
Government of Mexico
6.500%, 06/10/2021	MXN	48,740,000	2,785,950	0.5%
Government of Mexico
10.000%, 12/05/2024		71,032,000	4,981,846	0.8%
OTHER SECURITIES			5,195,887	0.8%
			15,875,483
New Zealand - 3.6%
Dominion of New Zealand
3.000%, 04/15/2020	NZD	4,865,000	3,593,353	0.6%
Dominion of New Zealand
5.000%, 03/15/2019		4,485,000	3,450,478	0.6%
Dominion of New Zealand
6.000%, 12/15/2017
to 05/15/2021		14,623,000	11,804,752	1.9%
OTHER SECURITIES			3,301,152	0.5%
			22,149,735
Norway - 1.6%
Government of Norway
3.750%, 05/25/2021 (S)	NOK	24,935,000	3,423,089	0.6%
Government of Norway
4.500%, 05/22/2019 (S)		31,072,000	4,138,079	0.7%
OTHER SECURITIES			1,932,476	0.3%
			9,493,644
Philippines - 2.3%
Republic of Philippines
5.875%, 12/16/2020
to 03/01/2032	PHP	157,303,440	3,827,675	0.6%
Republic of Philippines
6.500%, 04/28/2021		106,400,000	2,592,793	0.4%
Republic of Philippines
8.000%, 07/19/2031		120,240,000	3,833,933	0.6%
OTHER SECURITIES			3,782,811	0.7%
			14,037,212
Singapore - 2.2%
Republic of Singapore
2.375%, 04/01/2017	SGD	3,890,000	2,922,357	0.5%
Republic of Singapore
2.500%, 06/01/2019		6,430,000	4,956,346	0.8%
Republic of Singapore
3.250%, 09/01/2020		6,550,000	5,240,545	0.9%
			13,119,248
South Korea - 0.1%			355,016	0.1%
Sweden - 1.8%
Kingdom of Sweden
1.500%, 11/13/2023	SEK	39,490,000	5,207,217	0.9%

Strategic Income Opportunities Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Sweden (continued)
Kingdom of Sweden
5.000%, 12/01/2020	SEK	19,835,000	$2,913,971	0.5%
OTHER SECURITIES			2,792,657	0.4%
			10,913,845
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $128,605,745)			$127,740,826

CORPORATE BONDS - 49.6%
Consumer discretionary - 8.4%			51,061,602	8.4%
Consumer staples - 5.4%
Anheuser-Busch InBev
Finance, Inc.
3.650%, 02/01/2026		$2,685,000	2,873,788	0.5%
CVS Health Corp.
3.875%, 07/20/2025		2,825,000	3,108,918	0.5%
Kraft Heinz Foods Company
3.950%, 07/15/2025 (S)		2,610,000	2,839,142	0.5%
OTHER SECURITIES			23,829,942	3.9%
			32,651,790
Energy - 1.1%			6,894,779	1.1%
Financials - 14.5%
American International
Group, Inc. (8.175% to
05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2068		3,195,000	4,015,904	0.7%
CapitaMalls Asia Treasury, Ltd.
3.950%, 08/24/2017	SGD	3,250,000	2,466,620	0.4%
International Bank for
Reconstruction
& Development
4.625%, 02/26/2019
to 10/06/2021	NZD	3,825,000	2,929,142	0.5%
JPMorgan Chase & Co.
4.250%, 11/02/2018		3,255,000	2,367,642	0.4%
KFW
6.000%, 08/20/2020	AUD	2,925,000	2,501,667	0.4%
Stifel Financial Corp.
4.250%, 07/18/2024		$2,505,000	2,570,258	0.4%
OTHER SECURITIES			71,149,028	11.7%
			88,000,261
Health care - 7.7%
LifePoint Health, Inc.
5.500%, 12/01/2021		3,260,000	3,398,550	0.6%
Merck & Company, Inc.
2.750%, 02/10/2025		3,085,000	3,227,262	0.5%
OTHER SECURITIES			40,249,571	6.6%
			46,875,383
Industrials - 3.3%
General Electric Company
(5.000% to 01/21/2021, then
3 month LIBOR + 3.330%)
01/21/2021 (Q)		2,888,000	3,068,500	0.5%
Huntington Ingalls
Industries, Inc.
5.000%, 11/15/2025 (S)		2,330,000	2,461,063	0.4%
Lockheed Martin Corp.
2.900%, 03/01/2025		3,070,000	3,173,173	0.5%

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Industrials (continued)
OTHER SECURITIES		$11,074,127	1.9%
		19,776,863
Information technology - 3.8%
Apple, Inc.
0.677%, 05/12/2017 (P)	$3,185,000	3,185,369	0.5%
Apple, Inc.
3.200%, 05/13/2025	3,145,000	3,334,543	0.5%
Zebra Technologies Corp.
7.250%, 10/15/2022	2,810,000	2,978,600	0.5%
OTHER SECURITIES		13,683,367	2.3%
		23,181,879
Materials - 2.7%		16,101,917	2.7%
Telecommunication services - 1.9%		11,168,111	1.9%
Utilities - 0.8%		5,015,555	0.8%
TOTAL CORPORATE BONDS (Cost $298,691,287)		$300,728,140

CAPITAL PREFERRED SECURITIES - 0.3%
Financials - 0.3%		1,959,984	0.3%
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,923,462)		$1,959,984

CONVERTIBLE BONDS - 1.7%
Consumer discretionary - 0.1%		524,143	0.1%
Consumer staples - 0.1%		739,365	0.1%
Financials - 0.5%		3,290,006	0.5%
Health care - 0.6%		3,842,642	0.6%
Industrials - 0.2%		983,603	0.2%
Information technology - 0.2%		1,284,244	0.2%
TOTAL CONVERTIBLE BONDS (Cost $9,776,642)		$10,664,003

MUNICIPAL BONDS - 5.3%
City of Houston (Texas)
6.290%, 03/01/2032	1,905,000	2,444,725	0.4%
OTHER SECURITIES		29,506,047	4.9%
TOTAL MUNICIPAL BONDS (Cost $30,434,363)		$31,950,772

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.5%
Commercial and residential - 4.9%		29,494,363	4.9%
Federal Home Loan Mortgage Corp. - 0.5%		2,940,376	0.5%
Federal National Mortgage Association - 0.1%		961,994	0.1%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $32,365,120)		$33,396,733

ASSET BACKED SECURITIES - 5.8%
Applebee’s Funding LLC,
4.277%, 09/05/2044 (S)	2,478,000	2,522,067	0.4%
CKE Restaurant Holdings, Inc.,
4.474%, 03/20/2043 (S)	2,730,088	2,732,324	0.5%
DB Master Finance LLC,
3.980%, 02/20/2045 (S)	3,150,125	3,234,863	0.5%
Domino’s Pizza Master
Issuer LLC,
4.474%, 10/25/2045 (S)	2,492,475	2,547,485	0.4%
Taco Bell Funding LLC,
4.970%, 05/25/2046 (S)	2,810,000	2,881,655	0.5%

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
ASSET BACKED SECURITIES (continued)
OTHER SECURITIES		$21,255,165	3.5%
TOTAL ASSET BACKED
SECURITIES (Cost $34,897,092)		$35,173,559

COMMON STOCKS - 2.9%
Consumer discretionary - 0.0%		0	0.0%
Financials - 2.8%		17,202,911	2.8%
Industrials - 0.1%		381,453	0.1%
TOTAL COMMON STOCKS (Cost $16,888,886)		$17,584,364

PREFERRED SECURITIES - 6.4%
Consumer staples - 0.4%		2,329,289	0.4%
Financials - 4.2%
Crown Castle
International Corp., 4.500%	22,754	2,750,048	0.5%
U.S. Bancorp, 3.500%	2,829	2,394,041	0.4%
OTHER SECURITIES		20,004,464	3.3%
		25,148,553

Utilities - 1.8%
Dominion
Resources, Inc., 6.375%	64,220	3,329,165	0.5%
Exelon Corp., 6.500%	56,187	2,772,267	0.5%
OTHER SECURITIES		5,072,555	0.8%
		11,173,987
TOTAL PREFERRED
SECURITIES (Cost $35,557,100)		$38,651,829

PURCHASED OPTIONS - 0.4%
Call options - 0.1%		373,226	0.1%
Put options - 0.3%		2,141,166	0.3%
TOTAL PURCHASED OPTIONS (Cost $2,819,263)		$2,514,392

SHORT-TERM INVESTMENTS - 0.2%
U.S. Government Agency - 0.1%		$703,000	0.1%
Repurchase agreement - 0.1%		650,000	0.1%
TOTAL SHORT-TERM
INVESTMENTS (Cost $1,353,000)		$1,353,000
Total Investments (Strategic Income Opportunities
Trust) (Cost $593,311,960) - 99.2%		$601,717,602	99.2%
Other assets and liabilities, net - 0.8%		4,702,460	0.8%
TOTAL NET ASSETS - 100.0%		$606,420,062	100.0%

Total Bond Market Trust B

	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 69.2%
U.S. Treasury Bonds - 8.8%
2.500%, 02/15/2046	$17,825,000	$18,577,696	3.2%
4.250%, 05/15/2039
to 11/15/2040	4,610,000	6,448,540	1.1%
4.375%, 05/15/2041	1,830,000	2,615,112	0.4%
4.625%, 02/15/2040	5,000,000	7,353,710	1.2%
4.750%, 02/15/2041	2,000,000	3,003,282	0.5%

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
7.875%, 02/15/2021	$3,400,000	$4,460,110	0.8%
8.125%, 08/15/2021	1,400,000	1,895,687	0.3%
8.750%, 08/15/2020	5,750,000	7,581,019	1.3%
		51,935,156
U.S. Treasury Notes - 28.9%
0.625%, 08/31/2017
to 04/30/2018	9,600,000	9,608,086	1.6%
0.750%, 12/31/2017	3,700,000	3,710,116	0.6%
1.250%, 04/30/2019
to 01/31/2020	2,000,000	2,030,586	0.4%
1.375%, 09/30/2018
to 10/31/2020	31,400,000	31,971,323	5.5%
1.500%, 12/31/2018
to 03/31/2019	18,200,000	18,590,389	3.2%
1.625%, 06/30/2019
to 05/15/2026	48,385,000	49,462,587	8.5%
1.750%, 09/30/2019	7,000,000	7,219,296	1.2%
1.875%, 08/31/2017	2,000,000	2,030,782	0.3%
2.000%, 11/15/2021
to 02/15/2022	15,250,000	15,990,384	2.7%
2.750%, 02/15/2019	7,000,000	7,378,987	1.2%
3.125%, 05/15/2021	13,100,000	14,415,633	2.4%
4.250%, 11/15/2017	7,300,000	7,668,708	1.3%
		170,076,877
Federal Home Loan Bank - 0.2%		1,277,329	0.2%
Federal Home Loan Mortgage Corp. - 6.3%
2.500%, 04/01/2031	2,963,708	3,067,177	0.5%
3.000%, 10/01/2042	2,962,623	3,080,999	0.5%
3.500%, TBA (C)	4,300,000	4,532,756	0.8%
3.500%, 12/01/2025
to 03/01/2045	6,531,751	6,945,600	1.2%
4.000%, 02/01/2024
to 12/01/2040	2,108,621	2,272,529	0.4%
4.500%, 05/01/2024
to 11/01/2041	3,842,420	4,213,210	0.9%
5.000%, TBA (C)	2,300,000	2,540,422	0.4%
5.500%, 08/23/2017
to 01/01/2039	2,772,054	3,026,040	0.5%
OTHER SECURITIES		7,308,083	1.1%
		36,986,816
Federal National Mortgage Association - 15.6%
2.500%, TBA (C)	4,000,000	4,138,398	0.7%
2.500%, 05/01/2028	1,821,599	1,890,746	0.3%
3.000%, TBA (C)	11,400,000	11,826,558	2.0%
3.000%, 01/01/2027
to 04/01/2043	14,434,777	15,096,830	2.6%
3.500%, TBA (C)	3,000,000	3,164,498	0.6%
3.500%, 12/01/2025
to 08/01/2045	24,631,148	26,182,153	4.5%
4.000%, 08/01/2020
to 12/01/2042	9,575,125	10,324,353	1.8%
4.500%, 06/01/2018
to 06/01/2041	5,289,971	5,783,120	1.0%
5.000%, 12/01/2018
to 07/01/2039	2,760,668	3,073,165	0.4%
5.500%, 08/01/2017
to 11/01/2038	1,832,152	2,062,296	0.4%
7.250%, 05/15/2030	1,450,000	2,311,252	0.4%
OTHER SECURITIES		5,939,795	0.9%
		91,793,164

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
Government National Mortgage Association - 9.1%
3.000%, TBA (C)	$10,000,000	$10,407,458	1.8%
3.000%, 08/15/2043	2,605,635	2,724,434	0.5%
3.500%, TBA (C)	5,600,000	5,936,138	1.0%
3.500%, 04/15/2042
to 07/20/2045	16,782,893	17,892,334	3.1%
4.000%, 11/15/2026
to 08/20/2045	8,039,069	8,650,809	1.5%
4.500%, 05/15/2019
to 10/20/2040	2,785,204	3,055,648	0.6%
5.000%, 05/15/2018
to 07/20/2040	2,407,906	2,694,238	0.5%
OTHER SECURITIES		2,133,191	0.1%
		53,494,250
Tennessee Valley Authority - 0.1%		785,353	0.1%
The Financing Corp. - 0.2%		836,604	0.2%
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $387,454,301)		$407,185,549

FOREIGN GOVERNMENT
OBLIGATIONS - 2.6%
Brazil - 0.3%		1,698,713	0.3%
Canada - 0.6%		3,888,796	0.6%
Chile - 0.1%		552,075	0.1%
Colombia - 0.1%		591,250	0.1%
Israel - 0.2%		1,158,602	0.2%
Italy - 0.1%		376,200	0.1%
Japan - 0.2%		1,250,350	0.2%
Mexico - 0.3%		1,635,770	0.3%
Panama - 0.1%		493,025	0.1%
Peru - 0.1%		474,875	0.1%
Philippines - 0.2%		1,093,953	0.2%
Poland - 0.0%		124,630	0.0%
South Africa - 0.1%		799,200	0.1%
Turkey - 0.2%		1,323,262	0.2%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $14,794,383)		$15,460,701

CORPORATE BONDS - 26.5%
Consumer discretionary - 2.5%		14,794,009	2.5%
Consumer staples - 1.8%		10,376,078	1.8%
Energy - 2.7%		16,060,690	2.7%
Financials - 8.5%
Capital One Financial Corp.
3.200%,	2,000,000	2,019,616	0.3%
OTHER SECURITIES		47,998,568	8.2%
		50,018,184
Health care - 2.6%		15,321,667	2.6%
Industrials - 2.1%		12,518,759	2.1%
Information technology - 2.2%		13,122,055	2.2%
Materials - 1.0%		5,857,609	1.0%

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Telecommunication services - 1.3%		$7,298,584	1.3%
Utilities - 1.8%		10,782,898	1.8%
TOTAL CORPORATE BONDS (Cost $146,592,289)		$156,150,533
Municipal bonds - 0.8%		4,893,423	0.8%
TOTAL MUNICIPAL BONDS (Cost $3,854,543)		$4,893,423

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.9%
Commercial and residential - 0.5%		3,108,582	0.5%
Federal Home Loan Mortgage Corp. - 0.4%		2,250,420	0.4%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $5,067,821)		$5,359,002
Asset backed securities 0.4%		2,032,650	0.4%
TOTAL ASSET BACKED
SECURITIES (Cost $2,097,594)		$2,032,650

SHORT-TERM INVESTMENTS - 6.1%
Money market funds - 6.1%
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 0.2499% (Y)	35,899,807	$35,899,807	6.1%
TOTAL SHORT-TERM
INVESTMENTS (Cost $35,899,807)		$35,899,807
Total Investments (Total Bond Market Trust B)
(Cost $595,760,738) - 106.5%		$626,981,665	106.5%
Other assets and liabilities, net - (6.5%)		(38,340,903)	(6.5)%
TOTAL NET ASSETS - 100.0%		$588,640,762	100.0%

SALE COMMITMENTS OUTSTANDING - (1.4)%
Government National Mortgage Association - (1.4)%
3.000%, TBA (C)	(5,000,000)	(5,187,890)	(0.9)%
3.500%, TBA (C)	(2,800,000)	(2,964,170)	(0.5)%
		(8,152,060)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(8,131,531))		$(8,152,060)

Ultra Short Term Bond Trust

	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 26.3%
U.S. Treasury Bond - 4.7%
3.250%, 12/31/2016	$15,000,000	$15,211,410	4.7%
U.S. Treasury Notes - 18.0%
0.875%, 09/15/2016
to 11/30/2016	26,000,000	26,043,520	8.0%
3.125%, 10/31/2016	12,000,000	12,109,788	3.8%
3.250%, 07/31/2016	10,000,000	10,025,190	3.1%
4.875%, 08/15/2016	10,000,000	10,057,230	3.1%
		58,235,728
Federal Home Loan Mortgage Corp. - 0.9%		3,028,038	0.9%
Federal National Mortgage Association - 2.4%		7,728,934	2.4%

Ultra Short Term Bond Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
Government National Mortgage Association - 0.3%		$933,146	0.3%
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $85,595,971)		$85,137,256

CORPORATE BONDS - 51.9%
Consumer discretionary - 6.6%
Ford Motor Credit Company LLC
1.270%, 03/27/2017 (P)	$2,030,000	2,030,761	0.6%
Historic TW, Inc.
6.875%, 06/15/2018	3,500,000	3,866,114	1.2%
Toyota Motor Credit Corp.
1.700%, 02/19/2019	3,000,000	3,038,346	0.9%
OTHER SECURITIES		12,527,812	3.9%
		21,463,033
Consumer staples - 5.8%
Anheuser-Busch InBev Finance, Inc.
1.900%, 02/01/2019	4,000,000	4,067,824	1.2%
Bunge, Ltd. Finance Corp.
3.200%, 06/15/2017	3,000,000	3,042,000	0.9%
Kraft Heinz Foods Company
2.000%, 07/02/2018 (S)	2,500,000	2,534,150	0.8%
Reynolds American, Inc.
2.300%, 08/21/2017	2,500,000	2,530,150	0.8%
OTHER SECURITIES		6,748,781	2.1%
		18,922,905
Energy - 0.7%
Kinder Morgan Energy Partners LP
5.950%, 02/15/2018	2,000,000	2,111,046	0.7%
Financials - 16.0%
Credit Suisse AG
1.750%, 01/29/2018	3,000,000	3,002,493	0.9%
ING Bank NV
3.750%, 03/07/2017 (S)	2,785,000	2,833,097	0.9%
JPMorgan Chase & Co.
6.000%, 01/15/2018	3,000,000	3,210,021	1.0%
Morgan Stanley
5.625%, 09/23/2019	2,057,000	2,282,258	0.7%
National City Bank
1.052%, 06/07/2017 (P)	2,500,000	2,496,183	0.8%
PNC Funding Corp.
5.625%, 02/01/2017	2,500,000	2,561,765	0.8%
Santander UK PLC
2.500%, 03/14/2019	2,000,000	2,020,580	0.6%
Welltower, Inc.
4.700%, 09/15/2017	2,900,000	3,005,740	0.9%
OTHER SECURITIES		30,614,720	9.4%
		52,026,857
Health care - 10.8%
AbbVie, Inc.
1.800%, 05/14/2018	3,600,000	3,625,394	1.1%
Actavis Funding SCS
1.850%, 03/01/2017	3,000,000	3,010,188	0.9%
Aetna, Inc.
1.500%, 11/15/2017	3,000,000	3,013,731	1.0%
Express Scripts Holding Company
2.650%, 02/15/2017	2,500,000	2,526,593	0.8%
GlaxoSmithKline Capital PLC
5.650%, 05/15/2018	3,000,000	3,255,534	1.0%
Pfizer, Inc.
0.776%, 05/15/2017 (P)	2,300,000	2,300,587	0.7%

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE BONDS (continued)
Health care (continued)
UnitedHealth Group, Inc.
6.000%, 02/15/2018	$2,000,000	$2,156,666	0.7%
Zimmer Biomet Holdings, Inc.
1.450%, 04/01/2017	2,909,000	2,910,876	0.9%
OTHER SECURITIES		12,206,481	3.7%
		35,006,050
Industrials - 1.0%		3,239,929	1.0%
Information technology - 4.6%
Apple, Inc.
1.700%, 02/22/2019	3,000,000	3,053,628	0.9%
IBM Corp.
1.800%, 05/17/2019	3,000,000	3,052,647	0.9%
OTHER SECURITIES		8,867,794	2.8%
		14,974,069
Materials - 0.3%		1,000,500	0.3%
Telecommunication services - 3.2%
AT&T, Inc.
2.400%, 08/15/2016	3,000,000	3,004,740	0.9%
Telefonica Emisiones SAU
6.221%, 07/03/2017	2,746,000	2,866,992	0.9%
Verizon Communications, Inc.
1.350%, 06/09/2017	3,000,000	3,007,923	0.9%
OTHER SECURITIES		1,500,809	0.5%
		10,380,464
Utilities - 2.9%
Duke Energy Corp.
1.009%, 04/03/2017 (P)	2,500,000	2,498,278	0.8%
Electricite de France SA
1.094%, 01/20/2017 (P)(S)	2,822,000	2,823,894	0.9%
OTHER SECURITIES		4,001,920	1.2%
		9,324,092
TOTAL CORPORATE BONDS (Cost $167,463,000)		$168,448,945

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.5%
Federal National Mortgage Association - 0.5%		1,618,559	0.5%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $1,630,043)		$1,618,559

ASSET BACKED SECURITIES - 20.2%
American Express Credit Account
Master Trust,
1.260%, 01/15/2020	3,945,000	3,961,059	1.2%
AmeriCredit Automobile
Receivables Trust,
1.420%, 10/08/2019	3,000,000	3,004,315	0.9%
BA Credit Card Trust,
0.712%, 09/16/2019 (P)	3,075,000	3,077,922	1.0%
Capital One Multi-Asset
Execution Trust,
0.492%, 11/15/2019 (P)	3,000,000	2,998,027	0.9%
Chase Issuance Trust,
1.150%, 01/15/2019	3,000,000	3,006,034	0.9%
Citibank Credit Card Issuance Trust,
1.230%, 04/24/2019	4,496,000	4,509,222	1.4%
CNH Equipment Trust,
1.050%, 11/15/2019	3,538,933	3,538,148	1.1%
Discover Card Execution Note Trust,
0.826%, 08/15/2019 (P)	2,910,000	2,910,263	0.9%

Ultra Short Term Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
ASSET BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust,
1.280%, 09/15/2019	$3,417,000	$3,430,744	1.1%
Nissan Auto Receivables
Owner Trust,
1.060%, 02/15/2019	3,700,000	3,706,069	1.1%
Santander Drive Auto
Receivables Trust,
1.380%, 07/15/2019	3,000,000	3,000,796	0.9%
Toyota Auto Receivables
Owner Trust,
1.460%, 01/15/2019	3,630,000	3,643,777	1.1%
OTHER SECURITIES		24,613,699	7.7%
TOTAL ASSET BACKED
SECURITIES (Cost $65,358,997)		$65,400,075

SHORT-TERM INVESTMENTS - 7.9%
U.S. Government Agency - 4.1%
Federal Home Loan Bank Discount
Note
0.016%, 07/05/2016*	13,299,000	13,299,000	4.1%
Repurchase agreement - 3.8%
Barclays Tri-Party Repurchase
Agreement dated 06/30/2016 at
0.400% to be repurchased at
$12,301,137 on 07/01/2016,
collateralized by $12,303,800
U.S. Treasury Notes, 1.375% due
10/31/2020 (valued at
$12,547,159, including interest)	12,301,000	12,301,000	3.8%
TOTAL SHORT-TERM
INVESTMENTS (Cost $25,600,000)		$25,600,000
Total Investments (Ultra Short Term Bond Trust)
(Cost $345,648,011) - 106.8%		$346,204,835	106.8%
Other assets and liabilities, net - (6.8%)		(21,955,986)	(6.8)%
TOTAL NET ASSETS - 100.0%		$324,248,849	100.0%

Percentages are based upon net assets.

Footnotes

Key to Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Key to Security Abbreviations and Legend

ADR	American Depositary Receipts
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(I)	Non-income producing security.
(L)	A portion of the security is on loan as of June 30, 2016.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2016.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust

Summary portfolio of investments — June 30, 2016 (showing percentage of total net assets)

Certain portfolios had the following country concentration as a percentage of net assets on 6-30-16:

High Yield Trust
United States	83.0%
Luxembourg	3.0%
United Kingdom	2.6%
Canada	2.2%
Cayman Islands	2.1%
France	1.9%
Ireland	1.3%
Australia	1.0%
Other countries	2.9%
Total	100.0%

Income Trust
United States	78.2%
United Kingdom	4.0%
Netherlands	3.9%
France	2.2%
Luxembourg	2.1%
Germany	1.9%
Bermuda	1.7%
Switzerland	1.3%
Canada	1.3%
Australia	1.2%
Other countries	2.2%
Total	100.0%
Investment Quality Bond Trust
United States	78.8%
Cayman Islands	11.3%
United Kingdom	1.9%
France	1.0%
Other countries	7.0%
Total	100.0%

Strategic Income Opportunities Trust
United States	72.2%
Mexico	4.1%
Canada	4.1%
New Zealand	3.7%
Australia	3.6%
Singapore	3.3%
Philippines	3.1%
Sweden	1.8%
Norway	1.6%
Other countries	2.5%
Total	100.0%

30

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2016 (unaudited)

Assets	Active Bond Trust	Bond Trust	Core Bond Trust	Global Bond Trust
Unaffiliated investments, at value	$776,859,783	$8,848,303,325	$1,407,949,621	$703,390,290
Affiliated investments, at value	4,251,380	38,055,056	—	—
Repurchase agreements, at value	3,030,000	86,671,000	—	—
Total investments, at value	784,141,163	8,973,029,381	1,407,949,621	703,390,290
Cash	920,813	25,664,716	—	382,804
Foreign currency, at value	437,452	—	—	1,591,809
Cash held at broker for futures contract	—	—	—	2,319,000
Receivable for investments sold	126,094	94,673,282	39,696,733	118,158
Receivable for delayed delivery securities sold	510,293	—	204,859,759	59,956,754
Unrealized appreciation on forward foreign currency contracts	—	—	—	7,436,561
Receivable for fund shares sold	91,659	344,415	—	17,216
Dividends and interest receivable	5,994,860	57,103,876	5,217,607	3,874,464
Swap contracts, at value	—	—	—	1,874,489
Receivable for futures variation margin	—	—	—	9,348,022
Receivable for securities lending income	2,663	21,442	2,243	—
Other assets	84,203	77,485	34,112	264,744
Total assets	792,309,200	9,150,914,597	1,657,760,075	790,574,311

Liabilities
Payable for collateral held by portfolio	—	—	90,000	4,885,000
Payable for investments purchased	74,179	103,089,361	58,426,094	2,653,473
Payable for delayed delivery securities purchased	17,578,272	—	291,357,813	81,406,454
Unrealized depreciation on forward foreign currency contracts	—	—	—	13,034,334
Payable for open reverse repurchase agreement	—	—	—	35,259,334
Payable for fund shares repurchased	425,719	34,152,444	344,592	902,329
Payable upon return of securities loaned	4,249,070	38,044,149	—	—
Written options, at value	—	—	—	1,211,861
Payable for sale commitments outstanding, at value	—	—	16,431,360	25,612,295
Swap contracts, at value	—	—	—	3,772,036
Payable for exchange cleared swaps	—	—	—	3,740,025
Payable to affiliates
Accounting and legal services fees	21,853	257,358	36,881	17,778
Trustees’ fees	430	5,438	1,053	350
Other liabilities and accrued expenses	73,015	534,352	134,563	89,599
Total liabilities	22,422,538	176,083,102	366,822,356	172,584,868
Net assets	$769,886,662	$8,974,831,495	$1,290,937,719	$617,989,443

Net assets consist of
Paid-in capital	$733,964,990	$8,713,282,013	$1,236,185,998	$603,265,489
Undistributed net investment income (loss)	19,145,268	182,804,971	17,908,804	3,750,587
Accumulated undistributed net realized gain (loss) on investments	(8,723,742)	(151,037,237)	12,388,146	(5,779,240)
Net unrealized appreciation (depreciation) on investments	25,500,146	229,781,748	24,454,771	16,752,607
Net assets	$769,886,662	$8,974,831,495	$1,290,937,719	$617,989,443
Unaffiliated investments, including repurchase agreements, at cost	$753,350,361	$8,704,495,689	$1,383,415,826	$690,260,709
Affiliated investments, at cost	$4,251,343	$38,054,324	—	—
Foreign currency, at cost	$1,467,865	—	—	$1,570,567
Proceeds received on sale commitments outstanding	—	—	$16,352,336	$25,538,750
Premiums received on written options	—	—	—	$1,230,177
Net unamortized upfront payment on swaps	—	—	—	$563,870
Securities loaned, unaffiliated investments, at value	$4,161,758	$37,466,678	—	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$43,395,650	$206,464,848	$132,579,167	$44,560,594
Shares outstanding	4,384,596	14,773,250	9,682,639	3,435,366
Net asset value, offering price and redemption price per share	$9.90	$13.98	$13.69	$12.97

Series II
Net assets	$174,194,424	$549,620,937	$126,798,963	$89,726,445
Shares outstanding	17,583,851	39,313,805	9,277,989	7,005,079
Net asset value, offering price and redemption price per share	$9.91	$13.98	$13.67	$12.81

Series NAV
Net assets	$552,296,588	$8,218,745,710	$1,031,559,589	$483,702,404
Shares outstanding	55,760,480	588,181,577	75,637,717	37,431,218
Net asset value, offering price and redemption price per share	$9.90	$13.97	$13.64	$12.92

31

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2016 (unaudited)

Assets	High Yield Trust	Income Trust	Investment Quality Bond Trust	Money Market Trust
Unaffiliated investments, at value	$238,135,151	$330,652,631	$359,811,003	$2,347,449,545
Affiliated investments, at value	7,247,233	15,144,054	217,428	—
Repurchase agreements, at value	102,049	—	27,100,000	—
Total investments, at value	245,484,433	345,796,685	387,128,431	2,347,449,545
Cash	—	9,813,122	33,193	2,373
Foreign currency, at value	89,276	—	—	—
Cash held at broker for futures contracts	339,042	—	—	—
Receivable for investments sold	3,241,132	517,854	570,032	—
Receivable for delayed delivery securities sold	—	—	36,178,626	—
Unrealized appreciation on forward foreign currency contracts	61,410	—	84,642	—
Cash segregated at custodian for derivative contracts	—	—	1,250,000	—
Receivable for fund shares sold	—	—	255,398	—
Dividends and interest receivable	4,212,918	2,703,407	1,732,989	170,066
Receivable for securities lending income	5,368	9,459	164	—
Swap contracts, at value	—	—	258,776	—
Receivable for futures variation margin	32,641	—	7,152	—
Receivable for exchange cleared swaps	134,261	—	87,834	—
Receivable due from advisor	—	—	—	7,042
Other assets	146,838	6,486	71,149	71,959
Total assets	253,747,319	358,847,013	427,658,386	2,347,700,985

Liabilities
Due to custodian	1,649,874	—	—	—
Payable for investments purchased	1,821,817	—	1,132,180	—
Payable for delayed delivery securities purchased	—	—	117,014,332	—
Unrealized depreciation on forward foreign currency contracts	29,480	—	451,577	—
Payable for fund shares repurchased	1,920,104	—	—	5,850,485
Payable upon return of securities loaned	7,248,275	15,143,828	217,395	—
Swap contracts, at value	—	—	2,415,476	—
Payable to affiliates
Accounting and legal services fees	6,788	9,650	7,988	67,675
Trustees’ fees	131	199	146	1,048
Other liabilities and accrued expenses	49,490	44,310	55,285	201,371
Total liabilities	12,725,959	15,197,987	121,294,379	6,120,579
Net assets	$241,021,360	$343,649,026	$306,364,007	$2,341,580,406

Net assets consist of
Paid-in capital	$652,441,557	$378,168,628	$295,487,920	$2,341,508,861
Undistributed net investment income (loss)	11,794,876	10,442,330	5,984,910	56,156
Accumulated undistributed net realized gain (loss) on investments	(400,196,814)	(58,157,563)	2,799,355	15,389
Net unrealized appreciation (depreciation) on investments	(23,018,259)	13,195,631	2,091,822	—
Net assets	$241,021,360	$343,649,026	$306,364,007	$2,341,580,406
Unaffiliated investments, including repurchase agreements, at cost	$261,985,724	$317,454,191	$382,498,241	$2,347,449,545
Affiliated investments, at cost	$7,247,320	$15,144,415	$217,432	—
Foreign currency, at cost	$84,972	—	—	—
Net unamortized upfront payment on swaps	—	—	$265,365	—
Securities loaned, unaffiliated investments, at value	$7,077,808	$14,996,427	$214,462	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$84,141,176	—	$165,178,502	$1,712,914,302
Shares outstanding	16,093,870	—	14,433,489	1,712,880,398
Net asset value, offering price and redemption price per share	$5.23	—	$11.44	$1.00

Series II
Net assets	$63,357,425	—	$88,385,038	$230,096,339
Shares outstanding	11,898,440	—	7,724,902	230,074,120
Net asset value, offering price and redemption price per share	$5.32	—	$11.44	$1.00

Series NAV
Net assets	$93,522,759	$343,649,026	$52,800,467	$398,569,765
Shares outstanding	18,123,574	30,326,773	4,628,449	398,555,432
Net asset value, offering price and redemption price per share	$5.16	$11.33	$11.41	$1.00

32

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2016 (unaudited)

Assets	New Income Trust	Short Term Government Income Trust	Strategic Income Opportunities Trust	Total Bond Market Trust B
Unaffiliated investments, at value	$1,457,857,441	$318,868,458	$601,067,602	$626,981,665
Repurchase agreements, at value	668,000	12,733,000	650,000	—
Total investments, at value	1,458,525,441	331,601,458	601,717,602	626,981,665
Cash	1,331,635	10,547,315	—	—
Foreign currency, at value	—	—	582,457	—
Cash segregated at custodian for derivative contracts	—	—	3,160,000	—
Receivable for investments sold	19,937,054	—	2,891,257	—
Receivable for delayed delivery securities sold	13,595,936	—	—	—
Unrealized appreciation on forward foreign currency contracts	499,382	—	12,649,978	—
Receivable for fund shares sold	—	39,958	4,601	265,263
Dividends and interest receivable	7,481,958	1,413,563	5,191,684	3,891,975
Receivable for securities lending income	31	—	—	—
Receivable for exchange cleared swaps	50,891	—	—	—
Receivable due from advisor	—	—	—	4,026
Other assets	233,656	72,369	118,327	32,464
Total assets	1,501,655,984	343,674,663	626,315,906	631,175,393

Liabilities
Due to custodian	—	—	44,213	—
Payable for investments purchased	13,520,418	6,490,349	3,053,625	—
Payable for delayed delivery securities purchased	90,317,090	—	—	34,127,828
Unrealized depreciation on forward foreign currency contracts	140,250	—	16,156,805	—
Payable for fund shares repurchased	557,588	21,409	547,896	189,669
Payable for sale commitments outstanding, at value	—	—	—	8,152,060
Payable for futures variation margin	61,250	—	—	—
Payable to affiliates
Accounting and legal services fees	40,097	9,844	16,899	15,943
Trustees’ fees	862	185	289	262
Other liabilities and accrued expenses	113,503	51,385	76,117	48,869
Total liabilities	104,751,058	6,573,172	19,895,844	42,534,631
Net assets	$1,396,904,926	$337,101,491	$606,420,062	$588,640,762

Net assets consist of
Paid-in capital	$1,318,072,461	$405,326,041	$654,643,936	$549,944,082
Undistributed net investment income (loss)	30,787,494	3,066,745	11,801,066	10,059,844
Accumulated undistributed net realized gain (loss) on investments	694,084	(74,169,577)	(64,947,297)	(2,563,562)
Net unrealized appreciation (depreciation) on investments	47,350,887	2,878,282	4,922,357	31,200,398
Net assets	$1,396,904,926	$337,101,491	$606,420,062	$588,640,762
Unaffiliated investments, including repurchase agreements, at cost	$1,411,986,392	$328,723,176	$593,311,960	$595,760,738
Foreign currency, at cost	—	—	$582,097	—
Proceeds received on sale commitments outstanding	—	—	—	$8,131,531

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	—	$44,391,610	$482,511,190	$218,769,458
Shares outstanding	—	3,565,925	35,609,168	20,545,512
Net asset value, offering price and redemption price per share	—	$12.45	$13.55	$10.65

Series II
Net assets	—	$35,327,775	$48,755,670	$89,158,946
Shares outstanding	—	2,838,686	3,592,683	8,370,162
Net asset value, offering price and redemption price per share	—	$12.45	$13.57	$10.65

Series NAV
Net assets	$1,396,904,926	$257,382,106	$75,153,202	$280,712,358
Shares outstanding	105,229,561	20,671,688	5,561,157	26,365,878
Net asset value, offering price and redemption price per share	$13.27	$12.45	$13.51	$10.65

33

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statement of assets and liabilities — June 30, 2016 (unaudited)

Assets	Ultra Short Term Bond Trust
Unaffiliated investments, at value	$333,903,835
Repurchase agreements, at value	12,301,000
Total investments, at value	346,204,835
Cash	6,283,077
Receivable for fund shares sold	84,769
Dividends and interest receivable	1,797,216
Receivable for securities lending income	99
Other assets	485
Total assets	354,370,481

Liabilities
Payable for investments purchased	29,965,773
Payable for fund shares repurchased	106,400
Payable to affiliates
Accounting and legal services fees	8,676
Trustees’ fees	127
Other liabilities and accrued expenses	40,656
Total liabilities	30,121,632
Net assets	$324,248,849

Net assets consist of
Paid-in capital	$336,348,384
Undistributed net investment income (loss)	1,209,373
Accumulated undistributed net realized gain (loss) on investments	(13,865,732)
Net unrealized appreciation (depreciation) on investments	556,824
Net assets	$324,248,849
Unaffiliated investments, including repurchase agreements, at cost	$345,648,011

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$12,225,469
Shares outstanding	1,044,915
Net asset value, offering price and redemption price per share	$11.70

Series II
Net assets	$294,825,797
Shares outstanding	25,225,038
Net asset value, offering price and redemption price per share	$11.69

Series NAV
Net assets	$17,197,583
Shares outstanding	1,468,989
Net asset value, offering price and redemption price per share	$11.71

34

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2016 (unaudited)

Investment income	Active Bond Trust	Bond Trust	Core Bond Trust	Global Bond Trust
Interest	$14,708,013	$132,966,167	$15,182,510	$9,795,045
Dividends	122,620	299,666	—	3,864
Securities lending	35,126	238,095	11,303	—
Total investment income	14,865,759	133,503,928	15,193,813	9,798,909

Expenses
Investment management fees	2,286,673	25,451,612	3,770,800	2,153,431
Series I distribution and service fees	10,715	50,607	34,849	10,767
Series II distribution and service fees	221,650	673,737	159,168	111,190
Accounting and legal services fees	51,408	606,643	86,662	41,329
Professional fees	33,328	85,344	46,263	49,742
Printing and postage	10,855	49,987	—	6,832
Custodian fees	(20,183)	609,494	47,770	(57,224)
Trustees’ fees	7,045	82,281	11,525	5,747
Interest expense	—	—	—	11,663
Other	9,944	62,033	3,497	11,545
Total expenses before reductions	2,611,435	27,671,738	4,160,534	2,345,022
Less expense reductions	(27,632)	(325,948)	(46,585)	(22,220)
Net expenses	2,583,803	27,345,790	4,113,949	2,322,802
Net investment income (loss)	12,281,956	106,158,138	11,079,864	7,476,107

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	5,624,776	54,873,749	16,211,837	17,132,105
Affiliated investments	2,421	15,357	2,302	—
Futures contracts	—	—	—	5,879,303
Written options	—	—	—	949,801
Swap contracts	—	—	—	(12,960,254)
	5,627,197	54,889,106	16,214,139	11,000,955
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	22,023,478	290,211,852	38,817,241	33,308,162
Affiliated investments	82	942	—	—
Futures contracts	—	—	—	10,342,766
Written options	—	—	—	(239,855)
Swap contracts	—	—	—	(2,857,638)
	22,023,560	290,212,794	38,817,241	40,553,435
Net realized and unrealized gain (loss)	27,650,757	345,101,900	55,031,380	51,554,390

Increase (decrease) in net assets from operations	$39,932,713	$451,260,038	$66,111,244	$59,030,497

35

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2016 (unaudited)

Investment income	High Yield Trust	Income Trust	Investment Quality Bond Trust	Money Market Trust
Interest	$8,986,989	$4,514,401	$4,606,970	$4,388,467
Dividends	116,091	4,369,805	—	—
Securities lending	31,346	66,277	1,660	—
Less foreign taxes withheld	—	(168,012)	—	—
Total investment income	9,134,426	8,782,471	4,608,630	4,388,467

Expenses
Investment management fees	799,680	1,345,761	808,210	4,435,325
Series I distribution and service fees	21,073	—	41,141	434,315
Series II distribution and service fees	81,075	—	111,308	299,572
Accounting and legal services fees	15,695	22,586	18,744	140,923
Professional fees	36,592	30,323	38,661	57,858
Printing and postage	4,804	3,349	4,214	5,956
Custodian fees	(128,770)	18,714	(49,439)	60,289
Trustees’ fees	2,220	3,223	2,625	18,760
Other	5,215	5,101	4,212	14,502
Total expenses before reductions	837,584	1,429,057	979,676	5,467,500
Less expense reductions	(8,456)	(62,628)	(10,078)	(1,482,612)
Net expenses	829,128	1,366,429	969,598	3,984,888
Net investment income (loss)	8,305,298	7,416,042	3,639,032	403,579

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(16,215,042)	9,080,021	1,785,231 [1]	33,652
Affiliated investments	572	2,323	36	—
Futures contracts	319,526	—	731,957	—
Written options	—	—	3,258	—
Swap contracts	(43,809)	—	(717,412)	—
	(15,938,753)	9,082,344	1,803,070	33,652
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	27,182,565	2,692,863	10,251,988	—
Affiliated investments	239	880	4	—
Futures contracts	516,745	—	600,722	—
Swap contracts	16,948	—	(1,071,183)	—
	27,716,497	2,693,743	9,781,531	—
Net realized and unrealized gain (loss)	11,777,744	11,776,087	11,584,601	33,652

Increase (decrease) in net assets from operations	$20,083,042	$19,192,129	$15,223,633	$437,231

1	Net of foreign tax $2,108.

36

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — June 30, 2016 (unaudited)

Investment income	New Income Trust	Short Term Government Income Trust	Strategic Income Opportunities Trust	Total Bond Market Trust B
Interest	$21,205,970	$2,430,210	$9,360,904	$7,554,743
Dividends	—	—	1,346,182	—
Securities lending	31	—	—	1,719
Less foreign taxes withheld	—	—	(73,182)	—
Total investment income	21,206,001	2,430,210	10,633,904	7,556,462

Expenses
Investment management fees	3,867,551	920,020	1,861,789	1,291,568
Series I distribution and service fees	—	11,190	114,562	48,799
Series II distribution and service fees	—	45,935	61,641	104,630
Accounting and legal services fees	94,498	22,016	39,616	36,928
Professional fees	42,872	35,176	41,842	27,634
Printing and postage	8,011	4,090	5,105	6,130
Custodian fees	(123,954)	(51,267)	(55,101)	273
Trustees’ fees	13,254	3,087	5,338	4,845
Other	12,554	4,376	112	7,278
Total expenses before reductions	3,914,786	994,623	2,074,904	1,528,085
Less expense reductions	(114,361)	(11,905)	(21,290)	(717,558)
Net expenses	3,800,425	982,718	2,053,614	810,527
Net investment income (loss)	17,405,576	1,447,492	8,580,290	6,745,935

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	2,262,634	943,656	(1,564,014)	4,311,005
Affiliated investments	22	—	—	39
Futures contracts	(1,106,977)	—	(2,606,244)	—
Swap contracts	(361,699)	—	—	—
	793,980	943,656	(4,170,258)	4,311,044
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	52,159,030	3,075,648	17,508,680	17,646,712
Affiliated investments	—	—	—	(7)
Futures contracts	(126,761)	—	(174,933)	—
Swap contracts	(9,656)	—	—	—
	52,022,613	3,075,648	17,333,747	17,646,705
Net realized and unrealized gain (loss)	52,816,593	4,019,304	13,163,489	21,957,749

Increase (decrease) in net assets from operations	$70,222,169	$5,466,796	$21,743,779	$28,703,684

37

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statement of operations — June 30, 2016 (unaudited)

Investment income	Ultra Short Term Bond Trust
Interest	$1,521,881
Securities lending	1,325
Total investment income	1,523,206

Expenses
Investment management fees	811,653
Series I distribution and service fees	2,806
Series II distribution and service fees	338,441
Accounting and legal services fees	19,917
Professional fees	28,064
Printing and postage	4,736
Custodian fees	17,706
Trustees’ fees	2,588
Other	4,010
Total expenses before reductions	1,229,921
Less expense reductions	(10,730)
Net expenses	1,219,191
Net investment income (loss)	304,015

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	6,403
Affiliated investments	99
6,502

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	1,023,333
1,023,333
Net realized and unrealized gain (loss)	1,029,835

Increase (decrease) in net assets from operations	$1,333,850

38

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Active Bond Trust		Bond Trust		Core Bond Trust
Increase (decrease) in net assets	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15
From operations
Net investment income (loss)	$12,281,956	$26,834,000	$106,158,138	$222,801,352	$11,079,864	$20,292,407
Net realized gain (loss)	5,627,197	725,264	54,889,106	19,861,810	16,214,139	2,305,342
Change in net unrealized appreciation (depreciation)	22,023,560	(26,285,885)	290,212,794	(207,734,036)	38,817,241	(26,593,557)
Increase (decrease) in net assets resulting from operations	39,932,713	1,273,379	451,260,038	34,929,126	66,111,244	(3,995,808)
Distributions to shareholders
From net investment income
Series I	—	(2,281,571)	—	(6,053,397)	—	(2,444,933)
Series II	—	(9,136,300)	—	(14,008,990)	—	(1,986,488)
Series NAV	—	(28,505,136)	—	(263,742,669)	—	(18,650,122)
From net realized gain
Series I	—	—	—	—	—	(336,571)
Series II	—	—	—	—	—	(312,078)
Series NAV	—	—	—	—	—	(2,508,382)
Total distributions	—	(39,923,007)	—	(283,805,056)	—	(26,238,574)
From portfolio share transactions
Portfolio share transactions	(43,262,022)	(24,982,593)	(712,036,887)	(1,217,341,492)	(93,408,919)	(191,855,142)
Issued in reorganization	—	—	62,114,922	—	—	513,006,633
Total from portfolio share transactions	(43,262,022)	(24,982,593)	(649,921,965)	(1,217,341,492)	(93,408,919)	321,151,491
Total increase (decrease)	(3,329,309)	(63,632,221)	(198,661,927)	(1,466,217,422)	(27,297,675)	290,917,109

Net assets
Beginning of period	773,215,971	836,848,192	9,173,493,422	10,639,710,844	1,318,235,394	1,027,318,285
End of period	$769,886,662	$773,215,971	$8,974,831,495	$9,173,493,422	$1,290,937,719	$1,318,235,394

Undistributed net investment income (loss)	$19,145,268	$6,863,312	$182,804,971	$76,646,833	$17,908,804	$6,828,940

	Global Bond Trust		High Yield Trust		Income Trust
Increase (decrease) in net assets	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15
From operations
Net investment income (loss)	$7,476,107	$13,367,280	$8,305,298	$17,615,766	$7,416,042	$16,378,415
Net realized gain (loss)	11,000,955	(20,260,442)	(15,938,753)	(10,172,203)	9,082,344	(24,832,579)
Change in net unrealized appreciation (depreciation)	40,553,435	(17,145,511)	27,716,497	(28,482,578)	2,693,743	(16,060,144)
Increase (decrease) in net assets resulting from operations	59,030,497	(24,038,673)	20,083,042	(21,039,015)	19,192,129	(24,514,308)
Distributions to shareholders
From net investment income
Series I	—	(1,154,479)	—	(6,998,290)	—	—
Series II	—	(2,536,952)	—	(5,575,011)	—	—
Series NAV	—	(13,716,691)	—	(6,445,416)	—	(16,579,926)
Total distributions	—	(17,408,122)	—	(19,018,717)	—	(16,579,926)
From portfolio share transactions
Portfolio share transactions	(65,879,276)	(55,091,418)	(12,363,156)	(11,948,493)	(25,835,602)	(28,420,556)
Total increase (decrease)	(6,848,779)	(96,538,213)	7,719,886	(52,006,225)	(6,643,473)	(69,514,790)

Net assets
Beginning of period	624,838,222	721,376,435	233,301,474	285,307,699	350,292,499	419,807,289
End of period	$617,989,443	$624,838,222	$241,021,360	$233,301,474	$343,649,026	$350,292,499

Undistributed net investment income (loss)	$3,750,587	($3,725,520)	$11,794,876	$3,489,578	$10,442,330	$3,026,288

39

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Investment Quality Bond Trust		Money Market Trust		New Income Trust
Increase (decrease) in net assets	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15
From operations
Net investment income (loss)	$3,639,032	$6,649,298	$403,579	—	$17,405,576	$38,478,102
Net realized gain (loss)	1,803,070	1,911,096	33,652	($18,263)	793,980	12,759,576
Change in net unrealized appreciation (depreciation)	9,781,531	(10,904,173)	—	—	52,022,613	(46,122,105)
Increase (decrease) in net assets resulting from operations	15,223,633	(2,343,779)	437,231	(18,263)	70,222,169	5,115,573
Distributions to shareholders
From net investment income
Series I	—	(3,214,739)	(255,537)	—	—	—
Series II	—	(1,580,676)	—	—	—	—
Series NAV	—	(458,846)	(91,886)[1]	—	—	(47,210,806)
From net realized gain
Series I	—	(7,604,354)	—	(1,963)	—	—
Series II	—	(4,244,254)	—	(298)	—	—
Series NAV	—	(1,018,716)	—	—	—	(4,350,141)
Total distributions	—	(18,121,585)	(347,423)	(2,261)	—	(51,560,947)
From portfolio share transactions
Portfolio share transactions	10,503,535	(14,372,614)	(27,212,169)	(141,903,531)	(137,372,204)	(223,219,286)
Issued in reorganization	—	—	401,438,296	—	—	—
Total from portfolio share transactions	10,503,535	(14,372,614)	374,226,127	(141,903,531)	(137,372,204)	(223,219,286)
Total increase (decrease)	25,727,168	(34,837,978)	374,315,935	(141,924,055)	(67,150,035)	(269,664,660)

Net assets
Beginning of period	280,636,839	315,474,817	1,967,264,471	2,109,188,526	1,464,054,961	1,733,719,621
End of period	$306,364,007	$280,636,839	$2,341,580,406	$1,967,264,471	$1,396,904,926	$1,464,054,961

Undistributed net investment income (loss)	$5,984,910	$2,345,878	$56,156	—	$30,787,494	$13,381,918

1	The inception date for Class NAV shares is 5-2-16.

	Short Term Government Income Trust		Strategic Income Opportunities Trust		Total Bond Market Trust B
Increase (decrease) in net assets	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15
From operations
Net investment income (loss)	$1,447,492	$2,693,082	$8,580,290	$17,261,997	$6,745,935	$12,676,170
Net realized gain (loss)	943,656	712,677	(4,170,258)	8,034,736	4,311,044	1,755,126
Change in net unrealized appreciation (depreciation)	3,075,648	(896,276)	17,333,747	(19,559,075)	17,646,705	(13,423,776)
Increase (decrease) in net assets resulting from operations	5,466,796	2,509,483	21,743,779	5,737,658	28,703,684	1,007,520
Distributions to shareholders
From net investment income
Series I	—	(822,207)	—	(10,980,357)	—	(4,683,456)
Series II	—	(594,207)	—	(1,199,190)	—	(1,771,006)
Series NAV	—	(4,709,248)	—	(1,620,322)	—	(7,822,749)
Total distributions	—	(6,125,662)	—	(13,799,869)	—	(14,277,211)
From portfolio share transactions
Portfolio share transactions	3,484,621	(60,325,814)	8,283,288	59,348,410	53,627,253	32,172,795
Total increase (decrease)	8,951,417	(63,941,993)	30,027,067	51,286,199	82,330,937	18,903,104

Net assets
Beginning of period	328,150,074	392,092,067	576,392,995	525,106,796	506,309,825	487,406,721
End of period	$337,101,491	$328,150,074	$606,420,062	$576,392,995	$588,640,762	$506,309,825

Undistributed net investment income (loss)	$3,066,745	$1,619,253	$11,801,066	$3,220,776	$10,059,844	$3,313,909

40

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Ultra Short Term Bond Trust
Increase (decrease) in net assets	Six months ended 6-30-16 (unaudited)	Year ended 12-31-15
From operations
Net investment income (loss)	$304,015	($128,868)
Net realized gain (loss)	6,502	(137,509)
Change in net unrealized appreciation (depreciation)	1,023,333	(226,387)
Increase (decrease) in net assets resulting from operations	1,333,850	(492,764)
Distributions to shareholders
From net investment income
Series I	—	(138,916)
Series II	—	(2,840,906)
Series NAV	—	(183,932)
Total distributions	—	(3,163,754)
From portfolio share transactions
Portfolio share transactions	63,934,831	25,788,112
Total increase (decrease)	65,268,681	22,131,594

Net assets
Beginning of period	258,980,168	236,848,574
End of period	$324,248,849	$258,980,168

Undistributed net investment income (loss)	$1,209,373	$905,358

41

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($) [1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Active Bond Trust
SERIES I
06-30-2016[3]	9.40	0.15	0.35	0.50	—	—	—	—	9.90	5.32	[4]	0.68	[5,6]	0.67	[5,6]	3.22	[5]	43	42
12-31-2015	9.88	0.33	(0.31)	0.02	(0.50)	—	—	(0.50)	9.40	0.17		0.69		0.69		3.31		44	60
12-31-2014	9.60	0.31	0.34	0.65	(0.37)	—	—	(0.37)	9.88	6.81		0.69		0.68		3.13		49	62
12-31-2013	10.16	0.36	(0.33)	0.03	(0.59)	—	—	(0.59)	9.60	0.24		0.69		0.68		3.52		51	82
12-31-2012	9.72	0.40	0.54	0.94	(0.43)	(0.07)	—	(0.50)	10.16	9.71		0.69		0.68		3.97		60	86
12-31-2011	9.71	0.48	0.08	0.56	(0.55)	—	—	(0.55)	9.72	5.81		0.68		0.68		4.73		67	101
SERIES II
06-30-2016[3]	9.41	0.14	0.36	0.50	—	—	—	—	9.91	5.31	[4]	0.88	[5,6]	0.88	[5,6]	3.01	[5]	174	42
12-31-2015	9.90	0.31	(0.32)	(0.01)	(0.48)	—	—	(0.48)	9.41	(0.14)		0.89		0.89		3.13		184	60
12-31-2014	9.62	0.29	0.34	0.63	(0.35)	—	—	(0.35)	9.90	6.59		0.89		0.88		2.94		215	62
12-31-2013	10.18	0.34	(0.33)	0.01	(0.57)	—	—	(0.57)	9.62	0.05		0.89		0.88		3.31		253	82
12-31-2012	9.74	0.38	0.54	0.92	(0.41)	(0.07)	—	(0.48)	10.18	9.48		0.89		0.88		3.78		279	86
12-31-2011	9.72	0.46	0.09	0.55	(0.53)	—	—	(0.53)	9.74	5.70		0.88		0.88		4.54		298	101
SERIES NAV
06-30-2016[3]	9.40	0.15	0.35	0.50	—	—	—	—	9.90	5.32	[4]	0.63	[5,6]	0.62	[5,6]	3.27	[5]	552	42
12-31-2015	9.89	0.33	(0.32)	0.01	(0.50)	—	—	(0.50)	9.40	0.12		0.64		0.64		3.35		546	60
12-31-2014	9.60	0.32	0.35	0.67	(0.38)	—	—	(0.38)	9.89	6.97		0.64		0.63		3.17		573	62
12-31-2013	10.17	0.36	(0.34)	0.02	(0.59)	—	—	(0.59)	9.60	0.19		0.64		0.63		3.54		552	82
12-31-2012	9.73	0.41	0.53	0.94	(0.43)	(0.07)	—	(0.50)	10.17	9.76		0.64		0.63		4.02		920	86
12-31-2011	9.71	0.48	0.10	0.58	(0.56)	—	—	(0.56)	9.73	5.97		0.63		0.63		4.76		889	101
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.01%.

Bond Trust
SERIES I
06-30-2016[3]	13.30	0.16	0.52	0.68	—	—	—	—	13.98	5.11	[4]	0.65	[5]	0.64	[5]	2.32	[5]	206	41	[6]
12-31-2015	13.67	0.31	(0.27)	0.04	(0.41)	—	—	(0.41)	13.30	0.24		0.65		0.64		2.23		203	62
12-31-2014	13.30	0.31	0.42	0.73	(0.36)	—	—	(0.36)	13.67	5.53		0.64		0.64		2.23		228	104	[6]
12-31-2013	13.99	0.27	(0.46)	(0.19)	(0.40)	(0.10)	—	(0.50)	13.30	(1.36)		0.65		0.64		1.97		249	104
12-31-2012	13.62	0.31	0.55	0.86	(0.39)	(0.10)	—	(0.49)	13.99	6.34		0.65		0.64		2.23		244	114
12-31-2011[7]	13.87	0.02	0.08	0.10	(0.35)	—	—	(0.35)	13.62	0.75	[4]	0.66	[5]	0.65	[5]	0.75	[5]	230	108	[6,8]
SERIES II
06-30-2016[3]	13.32	0.14	0.52	0.66	—	—	—	—	13.98	4.95	[4]	0.85	[5]	0.84	[5]	2.12	[5]	550	41	[6]
12-31-2015	13.69	0.28	(0.27)	0.01	(0.38)	—	—	(0.38)	13.32	0.04		0.85		0.84		2.03		511	62
12-31-2014	13.31	0.28	0.44	0.72	(0.34)	—	—	(0.34)	13.69	5.40		0.84		0.84		2.03		558	104	[6]
12-31-2013	14.01	0.24	(0.46)	(0.22)	(0.38)	(0.10)	—	(0.48)	13.31	(1.63)		0.85		0.84		1.77		629	104
12-31-2012	13.64	0.29	0.54	0.83	(0.36)	(0.10)	—	(0.46)	14.01	6.12		0.85		0.84		2.03		634	114
12-31-2011[7]	13.87	0.01	0.09	0.10	(0.33)	—	—	(0.33)	13.64	0.73	[4]	0.86	[5]	0.85	[5]	0.55	[5]	642	108	[6,8]
SERIES NAV
06-30-2016[3]	13.29	0.16	0.52	0.68	—	—	—	—	13.97	5.12	[4]	0.60	[5]	0.59	[5]	2.37	[5]	8,219	41	[6]
12-31-2015	13.66	0.31	(0.27)	0.04	(0.41)	—	—	(0.41)	13.29	0.29		0.60		0.59		2.28		8,459	62
12-31-2014	13.29	0.31	0.43	0.74	(0.37)	—	—	(0.37)	13.66	5.59		0.59		0.59		2.25		9,854	104	[6]
12-31-2013	13.98	0.28	(0.46)	(0.18)	(0.41)	(0.10)	—	(0.51)	13.29	(1.32)		0.60		0.59		2.03		7,366	104
12-31-2012	13.62	0.32	0.54	0.86	(0.40)	(0.10)	—	(0.50)	13.98	6.31		0.60		0.59		2.26		7,070	114
12-31-2011	13.48	0.41	0.34	0.75	(0.46)	(0.15)	—	(0.61)	13.62	5.58		0.61		0.60		2.96		5,101	108	[6]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity. 7. The inception date for Series I and Series II shares is 10-31-11. 8. Portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

42

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($) [1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Core Bond Trust
SERIES I
06-30-2016[3]	13.01	0.11	0.57	0.68	—	—	—	—	13.69	5.23 [4]	0.67	[5]	0.66	[5]	1.70	[5]	133	275
12-31-2015	13.22	0.21	(0.17)	0.04	(0.22)	(0.03)	—	(0.25)	13.01	0.31	0.68		0.67		1.57		141	425	[6]
12-31-2014	12.85	0.21	0.55	0.76	(0.39)	—	—	(0.39)	13.22	5.93	0.67		0.67		1.59		1	356
12-31-2013	13.96	0.21	(0.50)	(0.29)	(0.29)	(0.53)	—	(0.82)	12.85	(2.16)	0.67		0.66		1.54		1	326
12-31-2012	13.83	0.25	0.64	0.89	(0.39)	(0.37)	—	(0.76)	13.96	6.47	0.67		0.67		1.79		2	367
12-31-2011	13.68	0.35	0.77	1.12	(0.44)	(0.53)	—	(0.97)	13.83	8.32	0.67		0.67		2.51		2	436
SERIES II
06-30-2016[3]	13.00	0.10	0.57	0.67	—	—	—	—	13.67	5.15 [4]	0.87	[5]	0.86	[5]	1.50	[5]	127	275
12-31-2015	13.21	0.18	(0.16)	0.02	(0.20)	(0.03)	—	(0.23)	13.00	0.11	0.88		0.87		1.36		128	425	[6]
12-31-2014	12.84	0.18	0.55	0.73	(0.36)	—	—	(0.36)	13.21	5.73	0.87		0.87		1.40		8	356
12-31-2013	13.95	0.18	(0.50)	(0.32)	(0.26)	(0.53)	—	(0.79)	12.84	(2.35)	0.87		0.86		1.34		9	326
12-31-2012	13.82	0.23	0.63	0.86	(0.36)	(0.37)	—	(0.73)	13.95	6.27	0.87		0.87		1.60		12	367
12-31-2011	13.68	0.33	0.75	1.08	(0.41)	(0.53)	—	(0.94)	13.82	8.04	0.87		0.87		2.33		14	436
SERIES NAV
06-30-2016[3]	12.96	0.12	0.56	0.68	—	—	—	—	13.64	5.25 [4]	0.62	[5]	0.61	[5]	1.75	[5]	1,032	275
12-31-2015	13.17	0.21	(0.16)	0.05	(0.23)	(0.03)	—	(0.26)	12.96	0.36	0.63		0.62		1.60		1,049	425	[6]
12-31-2014	12.80	0.22	0.55	0.77	(0.40)	—	—	(0.40)	13.17	6.01	0.62		0.62		1.65		1,018	356
12-31-2013	13.91	0.22	(0.51)	(0.29)	(0.29)	(0.53)	—	(0.82)	12.80	(2.11)	0.62		0.61		1.60		1,690	326
12-31-2012	13.78	0.26	0.63	0.89	(0.39)	(0.37)	—	(0.76)	13.91	6.54	0.62		0.62		1.84		1,734	367
12-31-2011	13.64	0.36	0.76	1.12	(0.45)	(0.53)	—	(0.98)	13.78	8.32	0.62		0.62		2.59		1,676	436
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.

Global Bond Trust
SERIES I
06-30-2016[3]	11.80	0.15	1.02	1.17	—	—	—	—	12.97	9.92 [4]	0.79	[5,6]	0.79	[5,6]	2.42	[5]	45	28
12-31-2015	12.54	0.24	(0.66)	(0.42)	(0.32)	—	—	(0.32)	11.80	(3.50)	0.83		0.82		1.95		42	81
12-31-2014	12.39	0.31	(0.04)	0.27	(0.12)	—	—	(0.12)	12.54	2.28	0.83		0.83		2.43		52	69
12-31-2013	13.16	0.27	(0.98)	(0.71)	(0.06)	—	—	(0.06)	12.39	(5.42)	0.85		0.85		2.11		60	123
12-31-2012[7]	13.23	0.36	0.55	0.91	(0.98)	—	—	(0.98)	13.16	7.03	0.86		0.86		2.71		75	131
12-31-2011	12.92	0.35	0.82	1.17	(0.86)	—	—	(0.86)	13.23	9.08	0.82		0.81		2.60		82	103
SERIES II
06-30-2016[3]	11.66	0.13	1.02	1.15	—	—	—	—	12.81	9.78 [4]	0.99	[5,6]	0.99	[5,6]	2.19	[5]	90	28
12-31-2015	12.42	0.21	(0.66)	(0.45)	(0.31)	—	—	(0.31)	11.66	(3.73)	1.03		1.02		1.75		88	81
12-31-2014	12.27	0.28	(0.03)	0.25	(0.10)	—	—	(0.10)	12.42	2.13	1.03		1.03		2.23		113	69
12-31-2013	13.04	0.24	(0.98)	(0.74)	(0.03)	—	—	(0.03)	12.27	(5.67)	1.05		1.05		1.91		137	123
12-31-2012[7]	13.14	0.33	0.55	0.88	(0.98)	—	—	(0.98)	13.04	6.81	1.06		1.06		2.51		164	131
12-31-2011	12.84	0.32	0.82	1.14	(0.84)	—	—	(0.84)	13.14	8.85	1.02		1.01		2.40		175	103
SERIES NAV
06-30-2016[3]	11.75	0.15	1.02	1.17	—	—	—	—	12.92	9.96 [4]	0.74	[5,6]	0.74	[5,6]	2.45	[5]	484	28
12-31-2015	12.49	0.24	(0.66)	(0.42)	(0.32)	—	—	(0.32)	11.75	(3.50)	0.78		0.77		2.00		495	81
12-31-2014	12.33	0.32	(0.03)	0.29	(0.13)	—	—	(0.13)	12.49	2.42	0.78		0.78		2.48		557	69
12-31-2013	13.12	0.27	(1.00)	(0.73)	(0.06)	—	—	(0.06)	12.33	(5.54)	0.80		0.80		2.17		683	123
12-31-2012[7]	13.18	0.37	0.55	0.92	(0.98)	—	—	(0.98)	13.12	7.15	0.81		0.81		2.76		724	131
12-31-2011	12.88	0.35	0.82	1.17	(0.87)	—	—	(0.87)	13.18	9.08	0.77		0.76		2.65		703	103
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%. 7. In accordance with Accounting Standards Update 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the portfolio now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the portfolio has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 202%. The portfolio also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.02, the ratio of net investment income to average net assets by 0.14% and the ratio of expenses to average net assets by 0.02%.

43

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($) [1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
High Yield Trust
SERIES I
06-30-2016[3]	4.81	0.17	0.25	0.42	—	—	—	—	5.23	8.51 [4]	0.74	[5,6]	0.74	[5,6]	6.96	[5]	84	30
12-31-2015	5.70	0.37	(0.84)	(0.47)	(0.42)	—	—	(0.42)	4.81	(8.32)	0.80		0.79		6.51		83	74
12-31-2014	6.09	0.39	(0.36)	0.03	(0.42)	—	—	(0.42)	5.70	0.28	0.78		0.77		6.33		105	72
12-31-2013	6.01	0.40	0.10	0.50	(0.42)	—	—	(0.42)	6.09	8.35	0.79		0.78		6.44		122	99
12-31-2012	5.46	0.44	0.58	1.02	(0.47)	—	—	(0.47)	6.01	18.99	0.77		0.77		7.39		75	80
12-31-2011	5.94	0.47	(0.42)	0.05	(0.53)	—	—	(0.53)	5.46	0.90	0.77		0.76		7.68		74	91
SERIES II
06-30-2016[3]	4.91	0.17	0.24	0.41	—	—	—	—	5.32	8.35 [4]	0.94	[5,6]	0.94	[5,6]	6.74	[5]	63	30
12-31-2015	5.80	0.36	(0.84)	(0.48)	(0.41)	—	—	(0.41)	4.91	(8.55)	1.00		0.99		6.32		69	74
12-31-2014	6.19	0.39	(0.37)	0.02	(0.41)	—	—	(0.41)	5.80	0.08	0.98		0.97		6.12		90	72
12-31-2013	6.11	0.40	0.09	0.49	(0.41)	—	—	(0.41)	6.19	8.01	0.99		0.98		6.24		116	99
12-31-2012	5.54	0.43	0.60	1.03	(0.46)	—	—	(0.46)	6.11	18.87	0.97		0.97		7.20		82	80
12-31-2011	6.02	0.46	(0.42)	0.04	(0.52)	—	—	(0.52)	5.54	0.67	0.97		0.96		7.46		81	91
SERIES NAV
06-30-2016[3]	4.75	0.17	0.24	0.41	—	—	—	—	5.16	8.63 [4]	0.69	[5,6]	0.68	[5,6]	7.01	[5]	94	30
12-31-2015	5.63	0.36	(0.81)	(0.45)	(0.43)	—	—	(0.43)	4.75	(8.38)	0.75		0.74		6.56		81	74
12-31-2014	6.02	0.39	(0.36)	0.03	(0.42)	—	—	(0.42)	5.63	0.33	0.73		0.72		6.38		90	72
12-31-2013	5.95	0.40	0.09	0.49	(0.42)	—	—	(0.42)	6.02	8.31	0.74		0.73		6.46		97	99
12-31-2012	5.41	0.44	0.57	1.01	(0.47)	—	—	(0.47)	5.95	19.06	0.72		0.72		7.44		100	80
12-31-2011	5.88	0.47	(0.41)	0.06	(0.53)	—	—	(0.53)	5.41	1.13	0.72		0.71		7.77		83	91
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.06%.

Income Trust
SERIES NAV
06-30-2016[3]	10.69	0.24	0.40	0.64	—	—	—	—	11.33	5.99 [4]	0.85	[5]	0.81	[5]	4.41	[5]	344	29
12-31-2015	11.94	0.49	(1.22)	(0.73)	(0.52)	—	—	(0.52)	10.69	(6.22)	0.85		0.83		4.17		350	27
12-31-2014	11.92	0.52	0.05	0.57	(0.55)	—	—	(0.55)	11.94	4.65	0.85		0.84		4.17		420	27
12-31-2013	10.86	0.51	1.08	1.59	(0.53)	—	—	(0.53)	11.92	14.75	0.85		0.85		4.39		462	22
12-31-2012	10.18	0.60	0.73	1.33	(0.65)	—	—	(0.65)	10.86	13.23	0.86		0.85		5.56		414	24
12-31-2011	10.57	0.62	(0.34)	0.28	(0.67)	—	—	(0.67)	10.18	2.72	0.85		0.85		5.76		405	23
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized.

Investment Quality Bond Trust
SERIES I
06-30-2016[3]	10.84	0.15	0.45	0.60	—	—	—	—	11.44	5.54 [4]	0.67	[5,6]	0.66	[5,6]	2.64	[5]	165	29
12-31-2015	11.65	0.26	(0.36)	(0.10)	(0.21)	(0.50)	—	(0.71)	10.84	(0.82)	0.69		0.69		2.28		166	97
12-31-2014	11.41	0.31	0.31	0.62	(0.35)	(0.03)	—	(0.38)	11.65	5.47	0.69		0.69		2.60		190	109
12-31-2013	12.34	0.32	(0.55)	(0.23)	(0.47)	(0.23)	—	(0.70)	11.41	(1.93)	0.69		0.68		2.68		205	79
12-31-2012	11.71	0.32	0.57	0.89	(0.26)	—	—	(0.26)	12.34	7.59	0.68		0.68		2.66		220	77
12-31-2011	11.30	0.41	0.50	0.91	(0.50)	—	—	(0.50)	11.71	8.07	0.68		0.68		3.49		222	62
SERIES II
06-30-2016[3]	10.85	0.14	0.45	0.59	—	—	—	—	11.44	5.44 [4]	0.87	[5,6]	0.86	[5,6]	2.44	[5]	88	29
12-31-2015	11.66	0.24	(0.36)	(0.12)	(0.19)	(0.50)	—	(0.69)	10.85	(1.02)	0.89		0.89		2.08		91	97
12-31-2014	11.42	0.28	0.32	0.60	(0.33)	(0.03)	—	(0.36)	11.66	5.26	0.89		0.89		2.40		107	109
12-31-2013	12.35	0.30	(0.56)	(0.26)	(0.44)	(0.23)	—	(0.67)	11.42	(2.12)	0.89		0.88		2.48		116	79
12-31-2012	11.72	0.30	0.56	0.86	(0.23)	—	—	(0.23)	12.35	7.37	0.88		0.88		2.46		137	77
12-31-2011	11.31	0.39	0.49	0.88	(0.47)	—	—	(0.47)	11.72	7.85	0.88		0.88		3.32		140	62
SERIES NAV
06-30-2016[3]	10.81	0.15	0.45	0.60	—	—	—	—	11.41	5.55 [4]	0.62	[5,6]	0.61	[5,6]	2.77	[5]	53	29
12-31-2015	11.61	0.27	(0.35)	(0.08)	(0.22)	(0.50)	—	(0.72)	10.81	(0.68)	0.64		0.64		2.35		24	97
12-31-2014	11.37	0.31	0.32	0.63	(0.36)	(0.03)	—	(0.39)	11.61	5.54	0.64		0.64		2.63		19	109
12-31-2013	12.30	0.33	(0.56)	(0.23)	(0.47)	(0.23)	—	(0.70)	11.37	(1.88)	0.64		0.63		2.71		17	79
12-31-2012	11.67	0.33	0.56	0.89	(0.26)	—	—	(0.26)	12.30	7.66	0.63		0.63		2.69		26	77
12-31-2011	11.27	0.41	0.49	0.90	(0.50)	—	—	(0.50)	11.67	8.05	0.63		0.63		3.54		18	62
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.

44

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period																Ratios and supplemental data
		Income (loss) from investment operations						Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($) [1]		Net real- ized and unrealized gain (loss) on invest- ments ($)		Total from investment oper- ations ($)		From net investment income ($)	From net realized gain ($)		From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Money Market Trust
SERIES I
06-30-2016[3]	1.00	—	[4]	—	[4]	—	[4]	—	—	[4]	—	— [4]	1.00	0.01	[6]	0.51	[7]	0.39	[7]	0.03	[7]	1,713	—
12-31-2015	1.00	—		—	[4]	—	[4]	—	—	[4]	—	— [4]	1.00	0.00	[5]	0.56		0.17		—		1,714	—
12-31-2014	1.00	—		—	[4]	—	[4]	—	—	[4]	—	— [4]	1.00	0.00	[5]	0.56		0.16		—		1,794	—
12-31-2013	1.00	—		—	[4]	—	[4]	—	—	[4]	—	— [4]	1.00	0.01		0.56		0.24		—		2,110	—
12-31-2012	1.00	—		—	[4]	—	[4]	—	—	[4]	—	— [4]	1.00	0.01		0.55		0.30		—		2,599	—
12-31-2011	1.00	—		—	[4]	—	[4]	—	—	[4]	—	— [4]	1.00	0.07		0.55		0.17		—		2,927	—
SERIES II
06-30-2016[3]	1.00	—	[4]	—	[4]	—	[4]	—	—		—	—	1.00	0.00	[6]	0.71	[7]	0.41	[7]	0.00	[5,7]	230	—
12-31-2015	1.00	—		—	[4]	—	[4]	—	—	[4]	—	— [4]	1.00	0.00	[5]	0.76		0.17		—		253	—
12-31-2014	1.00	—		—	[4]	—	[4]	—	—	[4]	—	— [4]	1.00	0.00	[5]	0.76		0.16		—		315	—
12-31-2013	1.00	—		—	[4]	—	[4]	—	—	[4]	—	— [4]	1.00	0.01		0.76		0.24		—		436	—
12-31-2012	1.00	—		—	[4]	—	[4]	—	—	[4]	—	— [4]	1.00	0.01		0.75		0.30		—		701	—
12-31-2011	1.00	—		—	[4]	—	[4]	—	—	[4]	—	— [4]	1.00	0.07		0.75		0.17		—		923	—
SERIES NAV
06-30-2016[8]	1.00	—	[4]	—	[4]	—	[4]	—	—	[4]	—	— [4]	1.00	0.02	[6]	0.39	[7]	0.28	[7]	0.16	[7]	399	—
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Less than $0.005 per share. 5. Less than 0.005%. 6. Not annualized. 7. Annualized. 8. After the close of business on April 29, 2016, holders of Series NAV shares of Money Market Trust B became owners of an equal number of full and fractional Series NAV shares of Money Market Trust. These shares were first offered on 5-2-16. Unaudited.

New Income Trust
SERIES NAV
06-30-2016[3]	12.63	0.16		0.48		0.64		—	—		—	—	13.27	5.07	[4]	0.57	[5,6]	0.56	[5,6]	2.46	[5]	1,397	21
12-31-2015	13.04	0.31		(0.28)		0.03		(0.40)	(0.04)		—	(0.44)	12.63	0.22		0.59		0.57		2.38		1,464	47
12-31-2014	12.90	0.33		0.42		0.75		(0.61)	—		—	(0.61)	13.04	5.83		0.62		0.60		2.52		1,734	54
12-31-2013	13.80	0.33		(0.62)		(0.29)		(0.43)	(0.18)		—	(0.61)	12.90	(2.12)		0.65		0.63		2.40		2,783	57
12-31-2012	13.55	0.36		0.43		0.79		(0.47)	(0.07)		—	(0.54)	13.80	5.91		0.65		0.63		2.60		2,853	77
12-31-2011	13.36	0.43		0.35		0.78		(0.56)	(0.03)		—	(0.59)	13.55	5.91		0.65		0.63		3.17		2,771	65
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.

Short Term Government Income Trust
SERIES I
06-30-2016[3]	12.25	0.05		0.15		0.20		—	—		—	—	12.45	1.63	[4]	0.64	[5,7]	0.63	[5,7]	0.84	[5]	44	43
12-31-2015	12.39	0.09		(0.01)		0.08		(0.22)	—		—	(0.22)	12.25	0.64		0.66		0.65		0.70		45	43
12-31-2014	12.50	0.08		0.06		0.14		(0.25)	—		—	(0.25)	12.39	1.15		0.66		0.65		0.64		51	46
12-31-2013	12.87	0.08		(0.19)		(0.11)		(0.26)	—		—	(0.26)	12.50	(0.86)		0.65		0.65		0.62		63	55
12-31-2012	12.93	0.14		0.02		0.16		(0.22)	—		—	(0.22)	12.87	1.21		0.65		0.65		1.10		76	71
12-31-2011	12.92	0.16		0.20		0.36		(0.32)	(0.03)		—	(0.35)	12.93	2.77		0.65		0.65		1.22		89	88
SERIES II
06-30-2016[3]	12.25	0.04		0.16		0.20		—	—		—	—	12.45	1.63	[4]	0.84	[5,7]	0.83	[5,7]	0.64	[5]	35	43
12-31-2015	12.40	0.06		(0.01)		0.05		(0.20)	—		—	(0.20)	12.25	0.36		0.86		0.85		0.50		36	43
12-31-2014	12.51	0.06		0.06		0.12		(0.23)	—		—	(0.23)	12.40	0.94		0.86		0.85		0.44		38	46
12-31-2013	12.88	0.05		(0.19)		(0.14)		(0.23)	—		—	(0.23)	12.51	(1.06)		0.85		0.85		0.43		49	55
12-31-2012	12.94	0.12		0.01		0.13		(0.19)	—		—	(0.19)	12.88	1.01		0.85		0.85		0.90		61	71
12-31-2011	12.93	0.13		0.20		0.33		(0.29)	(0.03)		—	(0.32)	12.94	2.56		0.85		0.85		1.02		77	88
SERIES NAV
06-30-2016[3]	12.25	0.06		0.14		0.20		—	—		—	—	12.45	1.63	[4]	0.59	[5,7]	0.58	[5,7]	0.89	[5]	257	43
12-31-2015	12.39	0.09		—	[6]	0.09		(0.23)	—		—	(0.23)	12.25	0.69		0.61		0.60		0.75		247	43
12-31-2014	12.50	0.09		0.06		0.15		(0.26)	—		—	(0.26)	12.39	1.20		0.61		0.60		0.69		303	46
12-31-2013	12.86	0.09		(0.18)		(0.09)		(0.27)	—		—	(0.27)	12.50	(0.74)		0.60		0.60		0.67		311	55
12-31-2012	12.93	0.15		—	[6]	0.15		(0.22)	—		—	(0.22)	12.86	1.18		0.60		0.60		1.14		417	71
12-31-2011	12.92	0.17		0.19		0.36		(0.32)	(0.03)		—	(0.35)	12.93	2.82		0.60		0.60		1.27		390	88
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share. 7. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.

45

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($) [1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Strategic Income Opportunities Trust
SERIES I
06-30-2016[3]	13.07	0.19	0.29	0.48	—	—	—	—	13.55	3.67	[4]	0.71	[5,6]	0.71	[5,6]	2.91	[5]	483	16
12-31-2015	13.24	0.43	(0.27)	0.16	(0.33)	—	—	(0.33)	13.07	1.22		0.74		0.74		3.18		441	49
12-31-2014	13.17	0.56	0.11	0.67	(0.60)	—	—	(0.60)	13.24	5.14		0.75		0.74		4.13		415	50
12-31-2013	13.44	0.65	(0.15)	0.50	(0.77)	—	—	(0.77)	13.17	3.74		0.78		0.78		4.75		380	45
12-31-2012	12.75	0.80	0.82	1.62	(0.93)	—	—	(0.93)	13.44	12.86		0.79		0.79		5.91		359	44
12-31-2011	14.00	0.97	(0.70)	0.27	(1.52)	—	—	(1.52)	12.75	2.02		0.78		0.78		6.87		318	50
SERIES II
06-30-2016[3]	13.10	0.18	0.29	0.47	—	—	—	—	13.57	3.59	[4]	0.92	[5,6]	0.91	[5,6]	2.70	[5]	49	16
12-31-2015	13.27	0.40	(0.26)	0.14	(0.31)	—	—	(0.31)	13.10	1.01		0.94		0.94		2.98		51	49
12-31-2014	13.20	0.53	0.12	0.65	(0.58)	—	—	(0.58)	13.27	4.92		0.95		0.94		3.94		57	50
12-31-2013	13.47	0.63	(0.16)	0.47	(0.74)	—	—	(0.74)	13.20	3.53		0.98		0.98		4.56		65	45
12-31-2012	12.78	0.77	0.82	1.59	(0.90)	—	—	(0.90)	13.47	12.61		0.99		0.99		5.72		73	44
12-31-2011	14.02	0.94	(0.69)	0.25	(1.49)	—	—	(1.49)	12.78	1.89		0.98		0.98		6.67		75	50
SERIES NAV
06-30-2016[3]	13.03	0.19	0.29	0.48	—	—	—	—	13.51	3.68	[4]	0.67	[5,6]	0.66	[5,6]	2.94	[5]	75	16
12-31-2015	13.20	0.43	(0.26)	0.17	(0.34)	—	—	(0.34)	13.03	1.27		0.69		0.69		3.22		84	49
12-31-2014	13.13	0.56	0.12	0.68	(0.61)	—	—	(0.61)	13.20	5.21		0.70		0.69		4.18		53	50
12-31-2013	13.41	0.65	(0.15)	0.50	(0.78)	—	—	(0.78)	13.13	3.72		0.73		0.73		4.79		51	45
12-31-2012	12.72	0.80	0.82	1.62	(0.93)	—	—	(0.93)	13.41	12.95		0.74		0.74		5.95		33	44
12-31-2011	13.97	0.97	(0.69)	0.28	(1.53)	—	—	(1.53)	12.72	2.08		0.73		0.73		6.91		26	50
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.

Total Bond Market Trust B
SERIES I
06-30-2016[3]	10.11	0.13	0.41	0.54	—	—	—	—	10.65	5.34	[4]	0.56	[5,6]	0.29	[5,6]	2.46	[5]	219	33
12-31-2015	10.37	0.26	(0.23)	0.03	(0.29)	—	—	(0.29)	10.11	0.25		0.56		0.30		2.53		172	67
12-31-2014	10.09	0.29	0.32	0.61	(0.33)	—	—	(0.33)	10.37	6.11		0.56		0.30		2.76		135	64
12-31-2013	10.71	0.27	(0.53)	(0.26)	(0.36)	—	—	(0.36)	10.09	(2.49)		0.54		0.30		2.55		106	62
12-31-2012[7]	10.82	0.01	(0.02)	(0.01)	(0.10)	—	—	(0.10)	10.71	(0.14)[4]		0.56	[5]	0.30	[5]	0.62	[5]	127	29	[8,9]
SERIES II
06-30-2016[3]	10.12	0.12	0.41	0.53	—	—	—	—	10.65	5.24	[4]	0.76	[5,6]	0.49	[5,6]	2.26	[5]	89	33
12-31-2015	10.38	0.24	(0.23)	0.01	(0.27)	—	—	(0.27)	10.12	0.05		0.76		0.50		2.33		68	67
12-31-2014	10.10	0.27	0.32	0.59	(0.31)	—	—	(0.31)	10.38	5.90		0.76		0.50		2.56		69	64
12-31-2013	10.73	0.25	(0.54)	(0.29)	(0.34)	—	—	(0.34)	10.10	(2.77)		0.74		0.50		2.33		79	62
12-31-2012[7]	10.82	0.01	(0.02)	(0.01)	(0.08)	—	—	(0.08)	10.73	(0.11)[4]		0.76	[5]	0.50	[5]	0.42	[5]	145	29	[8,9]
SERIES NAV
06-30-2016[3]	10.10	0.13	0.42	0.55	—	—	—	—	10.65	5.45	[4]	0.51	[5,6]	0.24	[5,6]	2.50	[5]	281	33
12-31-2015	10.36	0.27	(0.24)	0.03	(0.29)	—	—	(0.29)	10.10	0.30		0.51		0.25		2.58		266	67
12-31-2014	10.09	0.29	0.32	0.61	(0.34)	—	—	(0.34)	10.36	6.06		0.51		0.25		2.82		284	64
12-31-2013	10.71	0.27	(0.53)	(0.26)	(0.36)	—	—	(0.36)	10.09	(2.44)		0.49		0.25		2.60		286	62
12-31-2012	10.46	0.34	0.09	0.43	(0.18)	—	—	(0.18)	10.71	4.08		0.52		0.25		3.16		297	29	[8]
12-31-2011	10.15	0.40	0.37	0.77	(0.46)	—	—	(0.46)	10.46	7.60		0.53		0.25		3.87		162	21
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.01%. 7. The inception date for Series I and Series II shares is 11-5-12. 8. Excludes merger activity. 9. Portfolio turnover is shown for the period from 1-1-12 to 12-31-12.

46

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($) [1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)		From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Ultra Short Term Bond Trust
SERIES I
06-30-2016[3]	11.64	0.02	0.04	0.06		—	—	—	—	11.70	0.52 [4]	0.65	[5]	0.64	[5]	0.39	[5]	12	51
12-31-2015	11.80	0.01	(0.01)	—	[6]	(0.16)	—	—	(0.16)	11.64	(0.04)	0.66		0.65		0.12		10	86
12-31-2014	11.98	0.01	(0.01)	—	[6]	(0.18)	—	—	(0.18)	11.80	(0.02)	0.66		0.65		0.05		9	69
12-31-2013	12.13	0.02	(0.03)	(0.01)		(0.14)	—	—	(0.14)	11.98	(0.07)	0.67		0.67		0.15		11	135
12-31-2012	12.20	0.04	0.03	0.07		(0.14)	—	—	(0.14)	12.13	0.54	0.70		0.69		0.34		8	196
12-31-2011	12.36	0.06	(0.05)	0.01		(0.17)	—	—	(0.17)	12.20	0.12	0.72	[7]	0.72		0.49		3	171
SERIES II
06-30-2016[3]	11.64	0.01	0.04	0.05		—	—	—	—	11.69	0.43 [4]	0.85	[5]	0.84	[5]	0.18	[5]	295	51
12-31-2015	11.79	(0.01)	(0.01)	(0.02)		(0.13)	—	—	(0.13)	11.64	(0.15)	0.86		0.85		(0.07)		235	86
12-31-2014	11.98	(0.02)	(0.02)	(0.04)		(0.15)	—	—	(0.15)	11.79	(0.30)	0.86		0.85		(0.14)		214	69
12-31-2013	12.13	(0.01)	(0.02)	(0.03)		(0.12)	—	—	(0.12)	11.98	(0.27)	0.87		0.87		(0.08)		202	135
12-31-2012	12.20	0.02	0.03	0.05		(0.12)	—	—	(0.12)	12.13	0.37	0.90		0.89		0.15		127	196
12-31-2011	12.36	0.04	(0.05)	(0.01)		(0.15)	—	—	(0.15)	12.20	(0.08)	0.92	[7]	0.92		0.29		131	171
SERIES NAV
06-30-2016[3]	11.64	0.03	0.04	0.07		—	—	—	—	11.71	0.60 [4]	0.60	[5]	0.59	[5]	0.44	[5]	17	51
12-31-2015	11.80	0.02	(0.02)	—	[6]	(0.16)	—	—	(0.16)	11.64	0.01	0.61		0.60		0.18		14	86
12-31-2014	11.98	0.01	(0.01)	—	[6]	(0.18)	—	—	(0.18)	11.80	0.03	0.61		0.60		0.12		14	69
12-31-2013	12.13	0.02	(0.02)	—	[6]	(0.15)	—	—	(0.15)	11.98	(0.02)	0.62		0.62		0.17		9	135
12-31-2012	12.19	0.05	0.03	0.08		(0.14)	—	—	(0.14)	12.13	0.66	0.65		0.64		0.39		4	196
12-31-2011	12.36	0.06	(0.05)	0.01		(0.18)	—	—	(0.18)	12.19	0.09	0.67	[7]	0.67		0.53		3	171
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share. 7. Includes the impact of expense recapture which amounted to 0.03% of average net assets.

47

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Notes to financial statements (unaudited)

1.  ORGANIZATION John Hancock Variable Insurance Trust (the Trust) is a no load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the portfolios), thirteen of which are presented in this report.

The portfolios may offer multiple classes of shares: Series I, Series II, Series III and Series NAV. The shares currently offered by a specific portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Investment Management Services, LLC (the Advisor) and Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.

On April 6, 2016, Money Market Trust converted to a “government money market fund” as defined under Rule 2a-7 under the 1940 Act.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation.  Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the portfolios use the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Securities in Money Market Trust are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the portfolio. The portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios’ Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

48

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following is a summary of the values by input classification of the portfolios’ investments as of June 30, 2016, by major security category or type:

	Total Value at 6-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Active Bond Trust
U.S. Government and Agency obligations	$195,036,697	—	$195,036,697	—
Foreign government obligations	4,974,717	—	4,974,717	—
Corporate bonds	317,192,381	—	317,192,381	—
Capital preferred securities	4,793,844	—	4,793,844	—
Convertible bonds	262,200	—	262,200	—
Term loans	1,368,952	—	1,368,952	—
Municipal bonds	2,950,666	—	2,950,666	—
Collateralized mortgage obligations	130,419,201	—	130,419,201	—
Asset backed securities	81,126,112	—	81,126,112	—
Preferred securities	3,669,144	$3,108,660	559,882	$602
Securities lending collateral	4,251,381	4,251,381	—	—
Short-term investments	38,095,868	32,239,868	5,856,000	—
Total investments in securities	$784,141,163	$39,599,909	$744,540,652	$602

Core Bond Trust
U.S. Government and Agency obligations	$789,280,709	—	$789,280,709	—
Foreign government obligations	29,305,365	—	29,305,365	—
Corporate bonds	303,802,440	—	303,802,440	—
Municipal bonds	13,018,025	—	13,018,025	—
Collateralized mortgage obligations	65,579,669	—	62,969,680	$2,609,989
Asset backed securities	195,687,104	—	195,687,104	—
Short-term investments	11,276,309	$11,276,309	—	—
Total investments in securities	$1,407,949,621	$11,276,309	$1,394,063,323	$2,609,989
Sale commitments outstanding	($16,431,360)	—	($16,431,360)	—

Global Bond Trust
U.S. Government and Agency obligations	$124,107,663	—	$124,107,663	—
Foreign government obligations	214,534,727	—	214,534,727	—
Corporate bonds	166,337,306	—	166,337,306	—
Term loans	2,294,328	—	2,294,328	—
Municipal bonds	1,196,464	—	1,196,464	—
Collateralized mortgage obligations	70,802,636	—	70,802,636	—
Asset backed securities	28,590,915	—	28,590,915	—
Common stocks	45,486	$45,486	—	—
Preferred securities	236,670	236,670	—	—
Escrow shares	735,175	—	735,175	—
Purchased options	484,582	5,352	479,230	—
Short-term investments	94,024,338	—	94,024,338	—
Total investments in securities	$703,390,290	$287,508	$703,102,782	—
Sale commitments outstanding	($25,612,295)	—	($25,612,295)	—
Other financial instruments:
Futures	$9,355,837	$9,355,837	—	—
Forward foreign currency contracts	(5,597,773)	—	($5,597,773)	—
Written options	(1,211,861)	(150,311)	(1,061,550)	—
Interest rate swaps	(12,934,566)	—	(12,934,566)	—
Credit default swaps	(839,170)	—	(839,170)	—
Currency swaps	(1,873,397)	—	(1,873,397)	—
Volatility swaps	242,844	—	242,844	—

High Yield Trust
U.S. Government and Agency obligations	$2,545,899	—	$2,545,899	—
Foreign government obligations	1,579,159	—	1,579,159	—
Corporate bonds	208,485,235	—	207,398,993	$1,086,242
Capital preferred securities	785,000	—	785,000	—
Convertible bonds	440,469	—	440,469	—
Term loans	9,678,973	—	9,678,973	—
Collateralized mortgage obligations	933,217	—	933,217	—
Asset backed securities	5,161,752	—	5,161,752	—
Common stocks	5,453,983	$1,900,583	1,326,993	2,226,407
Preferred securities	3,040,589	3,040,589	—	—
Escrow certificates	30,875	—	30,375	500
Securities lending collateral	7,247,233	7,247,233	—	—
Short-term investments	102,049	—	102,049	—
Total investments in securities	$245,484,433	$12,188,405	$229,982,879	$3,313,149
Other financial instruments:
Futures	$629,118	$629,118	—	—
Forward foreign currency contracts	31,930	—	$31,930	—
Credit default swaps	(58,640)	—	(58,640)	—

49

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 6-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Income Trust
Common stocks	$165,336,697	$148,688,654	$16,257,768	$390,275
Preferred securities	14,712,065	12,279,748	2,042,200	390,117
Corporate bonds	115,355,507	—	115,355,507	—
Convertible bonds	8,497,890	—	8,497,890	—
Term loans	10,376,066	—	10,376,066	—
Escrow certificates	850	—	—	850
Equity linked securities	7,938,556	1,539,999	6,398,557	—
Securities lending collateral	15,144,054	15,144,054	—	—
Short-term investments	8,435,000	—	8,435,000	—
Total investments in securities	$345,796,685	$177,652,455	$167,362,988	$781,242

Strategic Income Opportunities Trust
Foreign government obligations	$127,740,826	—	$127,740,826	—
Corporate bonds	300,728,140	—	300,728,140	—
Capital preferred securities	1,959,984	—	1,959,984	—
Convertible bonds	10,664,003	—	10,664,003	—
Municipal bonds	31,950,772	—	31,950,772	—
Collateralized mortgage obligations	33,396,733	—	33,396,733	—
Asset backed securities	35,173,559	—	35,173,559	—
Common stocks	17,584,364	$17,584,364	—	—
Preferred securities	38,651,829	36,694,595	1,957,234	—
Purchased options	2,514,392	—	2,514,392	—
Short-term investments	1,353,000	—	1,353,000	—
Total investments in securities	$601,717,602	$54,278,959	$547,438,643	—
Other financial instruments:
Forward foreign currency contracts	($3,506,827)	—	($3,506,827)	—

As of June 30, 2016, all investments for Bond Trust are categorized as Level 2 under the hierarchy described above, except for securities lending collateral, which are categorized as Level 1.

All investments for Money Market Trust, Short Term Government Income Trust and Ultra Short Term Bond Trust are categorized as Level 2 under the hierarchy described above.

All investments for Investment Quality Bond Trust are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and futures, which are categorized as Level 1.

All investments for New Income Trust are categorized as Level 2 under the hierarchy described above, except for money market funds and futures, which are categorized as Level 1.

All investments for Total Bond Market Trust B are categorized as Level 2 under the hierarchy described above, except for money market funds, which are categorized as Level 1.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

High Yield Trust
	Corporate Bonds	Conventible Bonds	Common Stocks	Escrow Certificarties	Total
Balance as of 12-31-15	$910,305	$405,098	$1,631,608	—	$2,947,011
Realized gain (loss)	—	—	405,120	—	405,120
Change in unrealized appreciation (depreciation)	142,699	—	1,352,179	$500	1,495,378
Purchases	45,336	—	139,610	—	184,946
Sales	(12,098)	—	(1,302,110)	—	(1,314,208)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	(405,098)	—	—	(405,098)
Balance as of 6-30-16	$1,086,242	—	$2,226,407	$500	$3,313,149
Change in unrealized at period end*	$138,268	—	$1,349,073	—	$1,487,341

*	Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of operations.

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The valuation techniques and significant unobservable inputs used in the fair value measurement of the High Yield Trust’s Level 3 securities are outlined in the tables below:

High Yield Trust	Fair Value at 6-30-16		Valuation Technique	Significant Unobservable Inputs	Input/ Range
Common Stocks	$1,571,781		Market Approach	EV/EBITDA multiple Discount	9.55x – 11.83x (weighted average 11.12x) 17.5%

	$543,842		Market Approach	Expected future value Discount	$11.56 – $13.91 (weighted average $12.18) 10.8% – 20% (weighted average 17.6%)

	$2,115,623

Corporate Bonds	$1,086,242		Market Approach	Yield	1280bps – 1720bps (weighted average 1450bps)

Escrow certificates	$500		Market Approach	Estimated liquidation value	$0.03
Total	$3,202,365	*

* These amounts exclude valuations provided by a broker, which amounted to $110,784

A change to unobservable inputs of a portfolio’s Level 3 securities may result in changes to the fair value measurement, as follows:

Significant Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Discount	Decrease	Increase
Enterprise value to earnings before interest, taxes, depreciation and amortization (“EV/EBITDA”) multiple	Increase	Decrease
Estimated liquidation value	Increase	Decrease
Expected future value	Increase	Decrease
Yield	Decrease	Increase

Repurchase agreements.  The portfolios may enter into repurchase agreements. When a portfolio enters into a repurchase agreement, it receives collateral that is held in a segregated account by a portfolio’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolio. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

In a reverse repurchase agreement, the portfolios deliver a security, as collateral, in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The portfolios are entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Obligations to repay cash received by the portfolio is shown on the Statements of assets and liabilities as Reverse repurchase agreement payable.

The following table summarizes the open reverse repurchase agreements as of June 30, 2016:

Portfolio	Counterparty	Borrowing rate	Settlement date	Maturity date	Borrowing amount	Payable for reverse repurchase agreements	USD Payable for reverse repurchase agreements
Global Bond Trust	BNP Paribas SA1	0.750%	5/11/2016	8/10/2016	GBP 5,599,259	(GBP 5,605,092)	($7,461,775)
Global Bond Trust	HSBC Bank[2]	0.370%	4/12/2016	7/13/2016	EUR 5,186,940	(EUR 5,191,152)	($5,760,879)
Global Bond Trust	HSBC Bank[3]	0.410%	4/12/2016	7/13/2016	EUR 10,487,400	(EUR 10,496,836)	($11,648,862)
Global Bond Trust	HSBC Bank[4]	0.750%	5/11/2016	8/10/2016	GBP 7,794,939	(GBP 7,803,059)	($10,387,818)

[1]	Reverse repurchase agreement with BNP Paribas SA dated 5/11/2016 at 0.750% to be repurchased at GBP 5,609,874 on 8/10/2016, collateralized by GBP 4,000,000 United Kingdom Gilts, 4.250% due 12/7/2040 (valued at GBP 6,066,600, including interest)
[2]	Reverse repurchase agreement with HSBC Bank dated 4/12/2016 at 0.370% to be repurchased at EUR 5,191,845 on 7/13/2016, collateralized by EUR 3,300,000 France Government Bonds, 4.000% due 10/25/2038 (valued at EUR 5,430,619, including interest)
[3]	Reverse repurchase agreement with HSBC Bank dated 4/12/2016 at 0.410% to be repurchased at EUR 10,498,388 on 7/13/2016, collateralized by EUR 6,000,000 France Government Bonds, 4.500% due 4/25/2041 (valued at EUR 10,831,122, including interest)
[4]	Reverse repurchase agreement with HSBC Bank dated 5/11/2016 at 0.750% to be repurchased at GBP 7,809,717 on 8/10/2016, collateralized by GBP 6,500,000 United Kingdom Gilts, 3.250% due 1/22/2044 (valued at GBP 8,638,838, including interest)

When-issued/delayed-delivery securities.  The portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of investments or in a schedule to the Portfolio of investments (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the portfolio’s NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market

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fluctuations. No interest accrues to the portfolio until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date. As a result, Core Bond Trust has received the following amount of cash collateral from certain counterparties to these transactions which is recorded as a Payable for collateral held by the portfolio:

Portfolio	Counterparty	Collateral Received
Core Bond Trust	JPMorgan Chase Bank	$90,000

Sale-Buybacks.  Certain portfolios may enter into financing transactions referred to as sale-buybacks, which are governed by the terms of the MRA. A sale-buyback transaction consists of a sale of a security by a portfolio to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon repurchase value of the securities to be repurchased by the portfolio is reflected as a liability on the Statements of assets and liabilities. The portfolio will recognize income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of the foregone interest and inflationary income adjustments, if any, the portfolio would have otherwise received had the security not been sold along with negotiated financing terms. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of operations. Interest payments based upon negotiated financing terms made by the portfolio to counterparties are recorded as a component of interest expense on the Statements of operations. In periods of increased demand for the security, the portfolio may receive a fee for use of the security by the counterparty, which may result in income to the portfolio. The average borrowings by the portfolio and the weighted average interest rate for the six months ended June 30, 2016 were as follows:

Portfolio	Average Borrowing	Weighted Average Interest Rate
Global Bond Trust	$4,241,927	0.275%

Term loans (Floating rate loans).  The portfolios may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risk associated with extended settlement, and the risks of being a lender. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A portfolio’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolio’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolio’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolio and, if the portfolio’s exposure to such investments is substantial, could impair the portfolio’s ability to meet redemptions. Because term loans generally are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolio may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At June 30, 2016, Investment Quality Bond Trust had $34,767 in unfunded loan commitments outstanding.

Security transactions and related investment income.  Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations, except for Money Market Trust for which investment security transactions are recorded as of the date of purchase, sale or maturity. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Foreign taxes are provided for based on the portfolio’s understanding of the tax rules and rates that exist in the foreign markets in which they invest. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Inflation-indexed bonds.  Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds.  The portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The portfolios accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the portfolios may need to sell other investments to make distributions.

Securities lending.  The portfolios may lend their securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios will invest their collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the SEC as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The portfolios will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the respective portfolio for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolios may receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.

Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of common stocks and/or corporate bonds loaned by the portfolios and the corresponding cash collateral received at June 30, 2016:

Portfolio	Market Value of Securities on Loan	Cash Collateral Received
Active Bond Trust	$4,161,758	$4,249,070
Bond Trust	37,466,678	38,044,149
High Yield Trust	7,077,808	7,248,275
Income Trust	14,996,427	15,143,828
Investment Quality Bond Trust	214,462	217,395

Foreign currency translation.  Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes.  The portfolios may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the portfolios invest. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Stripped securities.  Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolio may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolio may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit.  The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2016, the portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. (Citibank) as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for certain funds, the portfolios can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio based on a combination of straight-line and asset based allocations and is reflected in Other expenses on the Statements of operations. Prior to June 30, 2016, the portfolios had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. For the six months ended June 30, 2016, the portfolios had no borrowings under either line of credit.

Commitment fees for the six months ended June 30, 2016 were as follows:

Portfolio	Amount
Active Bond Trust	$1,014
Bond Trust	5,424
Global Bond Trust	941
High Yield Trust	739
Income Trust	800
Investment Quality Bond Trust	759
Money Market Trust	$1,632
New Income Trust	1,383
Short Term Government Income Trust	789
Strategic Income Opportunities Trust	901
Total Bond Market Trust B	879
Ultra Short Term Bond Trust	750

Expenses.  Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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As of June 30, 2016, certain of the portfolios were due to receive reimbursements from State Street Bank for overbilling of custody out-of-pocket fees from prior years. As a result of the accrued reimbursements, some portfolios reflect negative custodian fees in the current reporting period. Custodian fees incurred by the portfolios for the six months ended June 30, 2016 prior to these reimbursements were as follows:

Portfolio	Amount
Active Bond Trust	$62,805
Bond Trust	623,059
Core Bond Trust	79,213
Global Bond Trust	89,865
High Yield Trust	17,704
Income Trust	24,659
Investment Quality Bond Trust	21,240
Money Market Trust	$135,684
New Income Trust	107,032
Short Term Government Income Trust	20,558
Strategic Income Opportunities Trust	62,232
Total Bond Market Trust B	31,850
Ultra Short Term Bond Trust	17,706

Class allocations.  Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes.  Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of December 31, 2015, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. Availability of a certain amount of capital loss carryforwards, that were acquired in mergers, may be limited in a given year. The following table details the capital loss carryforwards available as of December 31, 2015:

				No Expiration Date
Portfolio	2016	2017	2018	Short Term	Long Term
Active Bond Trust	—	—	—	$854,246	$4,250,758
Bond Trust	—	—	—	74,711,520	63,248,092
Global Bond Trust	—	$15,036,874	—	—	—
High Yield Trust	$88,168,936	255,192,811	—	4,662,356	35,032,299
Income Trust	4,263,540	30,421,084	$7,902,499	1,309,647	22,654,471
Money Market Trust	—	—	—	18,263	—
Short Term Government Income Trust	6,266,872	49,933,390	—	4,280,435	9,316,678
Strategic Income Opportunities Trust	28,966,187	29,809,523	—	—	—
Total Bond Market Trust B	612,440	886,914	—	643,221	978,372
Ultra Short Term Bond Trust	—	—	59,426	4,364,295	6,566,505

As of December 31, 2015, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on June 30, 2016, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Active Bond Trust	$766,794,221	$28,462,185	($11,115,243)	$17,346,942
Bond Trust	8,814,341,547	241,947,240	(83,259,406)	158,687,834
Core Bond Trust	1,387,733,580	23,027,513	(2,811,472)	20,216,041
Global Bond Trust	692,764,479	32,622,215	(21,996,404)	10,625,811
High Yield Trust	270,132,330	6,817,004	(31,464,901)	(24,647,897)
Income Trust	333,290,292	37,070,647	(24,564,254)	12,506,393
Investment Quality Bond Trust	383,463,750	7,371,121	(3,706,440)	3,664,681
Money Market Trust	2,347,449,545	—	—	—
New Income Trust	1,415,784,216	50,868,031	(8,126,806)	42,741,225
Short Term Government Income Trust	333,668,130	2,326,964	(4,393,636)	(2,066,672)
Strategic Income Opportunities Trust	598,281,535	21,588,389	(18,152,322)	3,436,067
Total Bond Market Trust B	599,809,111	28,784,048	(1,611,494)	27,172,554
Ultra Short Term Bond Trust	347,819,031	447,440	(2,061,636)	(1,614,196)

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Distribution of income and gains.  Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, at least annually with the exception of Money Market Trust. Money Market Trust will declare and pay dividends daily from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, net operating losses, defaulted bonds, derivative transactions, expiration of capital loss carryforwards, treasury inflation protected securities, straddle loss deferrals, amortization and accretion on debt securities, wash sale loss deferrals and contingent payment debt instruments.

3.  DERIVATIVE INSTRUMENTS Certain portfolios may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market. Certain forwards, options and swaps are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolios attempt to reduce their exposures to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, a portfolio may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to a portfolio is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolio and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolio for OTC transactions is held in a segregated account at the portfolio’s custodian and is noted in the accompanying Portfolio of investments, or if cash is posted, on the Statement of assets and liabilities. A portfolio’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolio and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of assets and liabilities as Cash held at broker for futures contracts and receivable for exchange-cleared swaps, respectively. Securities pledged by a portfolio for exchange-traded and cleared transactions, if any, are identified in the Portfolio of investments.

Futures.  A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.

Upon entering into a futures contract, a portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statements of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the portfolio. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following tables summarize the contracts held at June 30, 2016, and the range of futures contracts notional amounts held by the portfolios during the six months ended June 30, 2016. In addition, the tables detail how the portfolios used futures contracts during the six months ended June 30, 2016.

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DERIVATIVE INSTRUMENTS, CONTINUED

Global Bond Trust

The portfolio used futures contracts to gain exposure to the foreign bond and Treasury markets, maintain diversity and liquidity of the portfolio, manage against anticipated interest rate changes and manage duration of the portfolio. The portfolio held futures contracts with total notional values ranging from approximately $364.5 million to $532.2 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Global Bond Trust	5-Year U.S. Treasury Note Futures	1,393	Long	Sep 2016	$167,177,712	$170,174,540	$2,996,828
	10-Year U.S. Treasury Note Futures	1,306	Long	Sep 2016	169,381,650	173,677,594	4,295,944
	10-Year Japan Government Bond Futures	14	Long	Sep 2016	20,694,572	20,731,903	37,331
	Euro-BTP Italian Government Bond Futures	168	Long	Sep 2016	26,441,167	26,587,919	146,752
	Euro-BUXL Futures	33	Long	Sep 2016	6,685,097	7,183,721	498,624
	Euro-OAT Futures	87	Long	Sep 2016	15,134,018	15,523,991	389,973
	German Euro BOBL Futures	66	Long	Sep 2016	9,685,049	9,785,330	100,281
	U.K. Long Gilt Bond Futures	46	Long	Sep 2016	7,501,636	7,868,403	366,767
	Ultra U.S. Treasury Bond Futures	140	Long	Sep 2016	25,164,703	26,092,500	927,797
	10-Year Canada Government Bond Futures	24	Short	Sep 2016	(2,684,278)	(2,750,075)	(65,797)
	10-Year Spainish Government Bond Futures	14	Short	Sep 2016	(2,168,415)	(2,215,971)	(47,556)
	Eurodollar Futures	249	Short	Dec 2017	(61,448,816)	(61,736,438)	(287,622)
	German Euro BUND Futures	19	Short	Sep 2016	(3,515,947)	(3,523,766)	(7,819)
	U.S. Treasury Long Bond Futures	25	Short	Sep 2016	(4,312,928)	(4,308,594)	4,334
							$9,355,837

High Yield Trust

The portfolio used futures contracts to manage against anticipated interest rate changes. The portfolio held futures contracts with total notional values ranging from approximately $31.2 million to $61.2 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
High Yield Trust	2-Year U.S. Treasury Note Futures	138	Long	Sep 2016	$30,062,245	$30,267,281	$205,036
	5-Year U.S. Treasury Note Futures	237	Long	Sep 2016	28,593,897	28,952,883	358,986
	Ultra U.S. Treasury Bond Futures	8	Long	Sep 2016	1,397,886	1,491,000	93,114
	U.S. Treasury Long Bond Futures	3	Short	Sep 2016	(489,013)	(517,031)	(28,018)
							$629,118

Investment Quality Bond Trust

The portfolio used futures contracts to gain exposure to the foreign bond and Treasury markets, manage against anticipated interest rate changes, manage duration of the portfolio, and substitute for securities purchase (or to be purchased). The portfolio held futures contracts with total notional values ranging from approximately $111.7 million to $124.3 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Investment Quality Bond Trust	2-Year U.S. Treasury Note Futures	80	Long	Sep 2016	$17,477,734	$17,546,250	$68,516
	5-Year U.S. Treasury Note Futures	479	Long	Sep 2016	57,548,458	58,516,586	968,128
	U.S. Treasury Long Bond Futures	36	Long	Sep 2016	5,856,506	6,204,375	347,869
	Ultra U.S. Treasury Bond Futures	32	Long	Sep 2016	5,743,328	5,964,000	220,672
	10-Year U.S. Treasury Note Futures	256	Short	Sep 2016	(33,139,483)	(34,044,000)	(904,517)
	German Euro BUND Futures	11	Short	Sep 2016	(1,984,119)	(2,040,075)	(55,956)
							$644,712

New Income Trust

The portfolio used futures contracts to gain exposure to the U.S. Treasury market, maintain diversity and liquidity of the portfolio, manage against anticipated changes in securities markets, manage duration of the portfolio, and substitute for securities purchase (or to be purchased). The portfolio held futures contracts with total notional values ranging from approximately $108.2 million to $151.5 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
New Income Trust	2-Year U.S. Treasury Note Futures	213	Long	Sep 2016	$46,394,346	$46,716,891	$322,545
	U.S. Treasury Long Bond Futures	120	Long	Sep 2016	19,813,965	20,681,250	867,285
	Ultra U.S. Treasury Bond Futures	9	Long	Sep 2016	1,576,561	1,677,375	100,814
	10-Year U.S. Treasury Note Futures	127	Short	Sep 2016	(16,429,430)	(16,889,016)	(459,586)
	5-Year U.S. Treasury Note Futures	182	Short	Sep 2016	(21,860,507)	(22,233,859)	(373,352)
							$457,706

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

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Strategic Income Opportunities

The portfolio used futures contracts to manage duration of the portfolio. The portfolio held futures contracts with total notional values ranging up to $22.1 million, as measured at each quarter end. The portfolio had no open futures contracts at period end.

Forward foreign currency contracts.  A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following tables summarize the contracts held at June 30, 2016, and the range of notional contract amounts held by the portfolios during the six months ended June 30, 2016. In addition, the tables detail how the portfolios used forward foreign currency contracts during the six months ended June 30, 2016.

Global Bond Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio. The portfolio held forward foreign currency contracts with USD notional values ranging from approximately $603.9 million to $763.1 million, as measured at each quarter end.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Bond Trust
	AUD 20,454,664	USD 15,146,679	BNP Paribas SA	7/5/2016	$108,410	—	$108,410
	AUD 82,873	USD 61,770	Citibank N.A.	9/14/2016	—	($121)	(121)
	AUD 1,319,000	USD 978,546	UBS AG	9/14/2016	2,645	—	2,645
	BRL 6,907,557	USD 1,893,000	Bank of America, N.A.	7/5/2016	257,346	—	257,346
	BRL 7,583,445	USD 2,155,000	Barclays Capital	7/5/2016	205,752	—	205,752
	BRL 24,802,870	USD 7,636,685	BNP Paribas SA	7/5/2016	84,534	—	84,534
	BRL 1,179,846	USD 324,000	Citibank N.A.	7/5/2016	43,290	—	43,290
	BRL 6,769,437	USD 1,900,257	JPMorgan Chase Bank	7/5/2016	207,092	—	207,092
	BRL 22,972,904	USD 6,688,670	BNP Paribas SA	8/2/2016	400,858	—	400,858
	BRL 12,700,000	USD 3,624,429	JPMorgan Chase Bank	10/4/2016	221,893	—	221,893
	CAD 22,911,000	USD 17,618,425	Citibank N.A.	7/5/2016	115,233	—	115,233
	CAD 200,000	USD 155,248	Goldman Sachs Bank USA	7/5/2016	—	(443)	(443)
	CAD 200,000	USD 153,270	Standard Chartered Bank	7/5/2016	1,535	—	1,535
	CHF 769,000	USD 801,313	Morgan Stanley Bank, N.A.	8/12/2016	—	(11,956)	(11,956)
	CNY 7,741,328	USD 1,186,956	JPMorgan Chase Bank	9/9/2016	—	(24,307)	(24,307)
	CNY 2,750,425	USD 419,912	HSBC Bank USA	9/21/2016	—	(7,019)	(7,019)
	CNY 68,356,083	USD 10,484,062	UBS AG	9/21/2016	—	(222,466)	(222,466)
	CNY 3,280,200	USD 497,000	BNP Paribas SA	10/20/2016	—	(5,050)	(5,050)
	CNY 11,663,496	USD 1,780,279	Citibank N.A.	10/20/2016	—	(31,040)	(31,040)
	CNY 46,851,944	USD 7,112,248	Standard Chartered Bank London	10/20/2016	—	(85,604)	(85,604)
	CNY 5,190,086	USD 786,615	HSBC Bank USA	1/6/2017	—	(9,954)	(9,954)
	CNY 13,522,700	USD 2,040,392	Bank of America, N.A.	1/13/2017	—	(17,266)	(17,266)
	CNY 13,580,872	USD 2,050,872	HSBC Bank USA	1/13/2017	—	(19,042)	(19,042)
	EUR 1,019,000	USD 1,124,550	BNP Paribas SA	8/12/2016	7,836	—	7,836
	EUR 6,984,000	USD 7,936,120	Citibank N.A.	8/12/2016	—	(174,995)	(174,995)
	EUR 96,589,769	USD 110,343,736	Goldman Sachs Bank USA	8/12/2016	—	(3,006,222)	(3,006,222)
	EUR 1,189,000	USD 1,330,696	JPMorgan Chase Bank N.A.	8/12/2016	—	(9,394)	(9,394)
	EUR 7,047,000	USD 7,821,337	UBS AG	8/12/2016	9,798	—	9,798
	GBP 11,457,000	USD 16,534,056	Citibank N.A.	8/12/2016	—	(1,276,853)	(1,276,853)
	GBP 552,000	USD 736,386	Goldman Sachs Bank USA	8/12/2016	—	(1,291)	(1,291)
	GBP 1,155,000	USD 1,604,827	Morgan Stanley Bank, N.A.	8/12/2016	—	(66,723)	(66,723)
	GBP 4,508,000	USD 6,499,659	Standard Chartered Bank	8/12/2016	—	(496,389)	(496,389)
	IDR 1,921,257,000	USD 143,592	UBS AG	8/18/2016	774	—	774
	INR 424,468,352	USD 6,277,725	Citibank N.A.	8/18/2016	—	(36,676)	(36,676)
	JPY 8,445,963,093	USD 78,253,526	HSBC Bank USA	8/12/2016	3,630,476	—	3,630,476
	KRW 1,618,113,083	USD 1,396,129	Goldman Sachs Bank USA	8/18/2016	8,017	—	8,017
	MXN 21,403,000	USD 1,138,473	Barclays Bank PLC Wholesale	8/25/2016	26,459	—	26,459
	MXN 69,868,676	USD 3,857,810	JPMorgan Chase Bank N.A.	8/25/2016	—	(54,967)	(54,967)
	NZD 7,600,000	USD 5,373,876	Bank of America, N.A.	7/5/2016	52,524	—	52,524
	SEK 18,250,000	USD 2,246,494	JPMorgan Chase Bank N.A.	8/12/2016	—	(85,946)	(85,946)
	SGD 1,213,335	USD 894,720	HSBC Bank USA	9/15/2016	5,323	—	5,323
	SGD 6,700	USD 5,000	Morgan Stanley Bank, N.A.	9/15/2016	—	(30)	(30)
	SGD 137,516	USD 102,000	UBS AG	9/15/2016	9	—	9
	USD 14,503,186	AUD 20,184,664	Standard Chartered Bank	7/5/2016	—	(550,537)	(550,537)
	USD 199,652	AUD 270,000	UBS AG	7/5/2016	—	(1,715)	(1,715)
	USD 15,131,338	AUD 20,454,664	BNP Paribas SA	8/2/2016	—	(108,025)	(108,025)

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Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Bond Trust (continued)
	USD 111,512	AUD 150,000	Bank of America, N.A.	9/14/2016	—	($72)	($72)
	USD 272,933	AUD 365,000	Citibank N.A.	9/14/2016	$1,413	—	1,413
	USD 975,180	AUD 1,301,000	Morgan Stanley Bank, N.A.	9/14/2016	7,379	—	7,379
	USD 112,125	AUD 150,000	UBS AG	9/14/2016	541	—	541
	USD 2,152,021	BRL 6,907,557	Bank of America, N.A.	7/5/2016	1,675	—	1,675
	USD 2,362,591	BRL 7,583,445	Barclays Capital	7/5/2016	1,839	—	1,839
	USD 7,264,891	BRL 24,802,870	BNP Paribas SA	7/5/2016	—	(456,327)	(456,327)
	USD 367,576	BRL 1,179,846	Citibank N.A.	7/5/2016	286	—	286
	USD 2,108,990	BRL 6,769,437	JPMorgan Chase Bank	7/5/2016	1,641	—	1,641
	USD 1,817,238	BRL 7,000,000	Bank of America, N.A.	10/4/2016	—	(302,782)	(302,782)
	USD 8,158,478	BRL 31,300,000	Barclays Capital	10/4/2016	—	(1,321,042)	(1,321,042)
	USD 4,752,630	BRL 18,300,000	JPMorgan Chase Bank	10/4/2016	—	(789,709)	(789,709)
	USD 3,499,679	BRL 13,100,000	JPMorgan Chase Bank	7/5/2017	—	(191,449)	(191,449)
	USD 514,279	CAD 663,000	Citibank N.A.	7/5/2016	1,101	—	1,101
	USD 17,272,899	CAD 22,648,000	JPMorgan Chase Bank N.A.	7/5/2016	—	(257,192)	(257,192)
	USD 17,620,051	CAD 22,911,000	Citibank N.A.	8/2/2016	—	(115,598)	(115,598)
	USD 388,672	CHF 384,000	Goldman Sachs Bank USA	8/12/2016	—	(5,493)	(5,493)
	USD 513,972	CHF 507,000	Morgan Stanley Bank, N.A.	8/12/2016	—	(6,450)	(6,450)
	USD 6,126,000	CNY 40,332,811	Standard Chartered Bank London	8/19/2016	64,434	—	64,434
	USD 982,699	CNY 6,431,372	UBS AG	8/19/2016	16,136	—	16,136
	USD 582,000	CNY 3,870,882	Barclays Capital	9/9/2016	642	—	642
	USD 291,000	CNY 1,935,586	Citibank N.A.	9/9/2016	299	—	299
	USD 291,000	CNY 1,934,859	HSBC Bank USA	9/9/2016	409	—	409
	USD 460,696	CNY 3,045,200	Bank of America, N.A.	9/21/2016	3,551	—	3,551
	USD 3,072,752	CNY 20,309,353	BNP Paribas SA	9/21/2016	23,917	—	23,917
	USD 5,743,136	CNY 37,962,127	JPMorgan Chase Bank	9/21/2016	44,272	—	44,272
	USD 1,481,063	CNY 9,789,828	UBS AG	9/21/2016	11,417	—	11,417
	USD 497,000	CNY 3,276,970	BNP Paribas SA	10/20/2016	5,535	—	5,535
	USD 1,784,493	CNY 11,668,800	Citibank N.A.	10/20/2016	34,458	—	34,458
	USD 7,116,659	CNY 46,841,843	Standard Chartered Bank London	10/20/2016	91,528	—	91,528
	USD 754,977	CNY 5,190,086	Standard Chartered Bank London	1/6/2017	—	(21,684)	(21,684)
	USD 1,133,000	CNY 7,821,666	Bank of America, N.A.	1/13/2017	—	(37,197)	(37,197)
	USD 2,786,000	CNY 19,281,906	BNP Paribas SA	1/13/2017	—	(98,760)	(98,760)
	USD 3,508,698	DKK 23,234,600	Bank of America, N.A.	7/1/2016	41,857	—	41,857
	USD 10,481,309	DKK 69,595,890	UBS AG	7/1/2016	96,885	—	96,885
	USD 4,310,111	DKK 28,370,000	JPMorgan Chase Bank N.A.	7/8/2016	76,567	—	76,567
	USD 870,168	DKK 5,795,000	HSBC Bank USA	8/12/2016	4,322	—	4,322
	USD 15,521,305	DKK 101,231,000	JPMorgan Chase Bank N.A.	8/12/2016	396,120	—	396,120
	USD 1,470,014	DKK 9,780,000	Bank of America, N.A.	10/3/2016	5,782	—	5,782
	USD 1,730,818	DKK 11,555,000	Goldman Sachs Bank USA	10/3/2016	839	—	839
	USD 886,049	DKK 5,829,600	JPMorgan Chase Bank N.A.	10/3/2016	13,259	—	13,259
	USD 7,678,450	EUR 6,882,000	Bank of America, N.A.	8/12/2016	30,675	—	30,675
	USD 13,858,945	EUR 12,185,000	Citibank N.A.	8/12/2016	318,095	—	318,095
	USD 2,344,338	EUR 2,076,000	Goldman Sachs Bank USA	8/12/2016	37,337	—	37,337
	USD 2,640,000	EUR 2,348,000	JPMorgan Chase Bank N.A.	8/12/2016	30,733	—	30,733
	USD 1,088,545	EUR 981,000	UBS AG	8/12/2016	—	(1,613)	(1,613)
	USD 3,297,953	GBP 2,325,000	Citibank N.A.	8/12/2016	201,768	—	201,768
	USD 9,329,352	GBP 6,668,000	UBS AG	8/12/2016	449,626	—	449,626
	USD 2,798,000	INR 190,236,020	Citibank N.A.	8/18/2016	919	—	919
	USD 3,360,000	INR 228,807,415	Standard Chartered Bank London	8/18/2016	—	(4,204)	(4,204)
	USD 9,258,865	JPY 1,000,000,000	JPMorgan Chase Bank N.A.	7/11/2016	—	(426,647)	(426,647)
	USD 3,915,489	JPY 427,100,000	Goldman Sachs Bank USA	8/12/2016	—	(225,265)	(225,265)
	USD 59,236,016	JPY 6,290,000,000	JPMorgan Chase Bank N.A.	9/12/2016	—	(1,809,943)	(1,809,943)
	USD 1,286,138	MXN 24,054,000	Citibank N.A.	8/25/2016	—	(23,083)	(23,083)
	USD 539,775	NOK 4,380,000	Goldman Sachs Bank USA	8/12/2016	16,431	—	16,431
	USD 5,116,261	NZD 7,600,000	JPMorgan Chase Bank N.A.	7/5/2016	—	(310,139)	(310,139)
	USD 5,366,162	NZD 7,600,000	Bank of America, N.A.	8/2/2016	—	(52,419)	(52,419)
	USD 11,098,771	SGD 15,277,661	Citibank N.A.	8/18/2016	—	(237,790)	(237,790)
	USD 95,000	SGD 127,594	Bank of America, N.A.	9/15/2016	352	—	352
	USD 688,000	SGD 924,015	JPMorgan Chase Bank N.A.	9/15/2016	2,572	—	2,572
	USD 437,000	SGD 590,470	Morgan Stanley Bank, N.A.	9/15/2016	—	(1,007)	(1,007)
	USD 192,000	SGD 259,584	UBS AG	9/15/2016	—	(558)	(558)
	USD 5,667,985	TWD 183,586,040	Bank of America, N.A.	8/18/2016	—	(28,657)	(28,657)
	USD 327,693	ZAR 4,939,000	Morgan Stanley Bank, N.A.	8/10/2016	—	(5,223)	(5,223)
	ZAR 4,927,566	USD 322,000	Goldman Sachs Bank USA	8/10/2016	10,145	—	10,145
					$7,436,561	($13,034,334)	($5,597,773)

58

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High Yield Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The portfolio held forward foreign currency contracts with USD notional values ranging from approximately $3.6 million to $5.4 million, as measured at each quarter end.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
High Yield Trust
	CAD 2,322,428	USD 1,811,051	Citibank N.A.	8/12/2016	—	($13,202)	($13,202)
	EUR 822,062	USD 923,676	Citibank N.A.	8/12/2016	—	(10,141)	(10,141)
	EUR 591,389	USD 663,332	UBS AG London	8/12/2016	—	(6,137)	(6,137)
	USD 1,122,012	EUR 978,598	Citibank N.A.	8/12/2016	$34,523	—	34,523
	USD 862,024	EUR 751,514	UBS AG London	8/12/2016	26,887	—	26,887
					$61,410	($29,480)	$31,930

Investment Quality Bond Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and as a substitute for securities purchased. The portfolio held forward foreign currency contracts with USD notional values ranging from approximately $10.7 million to $17.9 million, as measured at each quarter end.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Investment Quality Bond Trust
	BRL 895,000	USD 278,834	Goldman Sachs International	7/5/2016	—	($217)	($217)
	BRL 300,000	USD 84,715	Morgan Stanley and Company International PLC	7/5/2016	$8,676	—	8,676
	BRL 595,000	USD 177,347	Credit Agricole Cib	7/5/2016	7,878	—	7,878
	CNY 1,110,000	USD 177,062	JPMorgan Chase Bank	7/28/2016	—	(10,122)	(10,122)
	EUR 75,000	USD 82,742	JPMorgan Chase Bank N.A.	7/29/2016	562	—	562
	EUR 248,000	USD 274,486	Royal Bank of Canada	7/29/2016	972	—	972
	EUR 130,000	USD 148,968	Bank of America, N.A.	3/15/2017	—	(3,290)	(3,290)
	EUR 75,000	USD 83,250	Citibank N.A.	3/15/2017	795	—	795
	EUR 160,000	USD 183,459	UBS AG	3/15/2017	—	(4,164)	(4,164)
	GBP 20,000	USD 26,413	JPMorgan Chase Bank N.A.	7/29/2016	217	—	217
	IDR 7,303,000,000	USD 539,166	Goldman Sachs International	9/21/2016	6,059	—	6,059
	MXN 15,850,000	USD 846,552	Royal Bank of Canada	7/20/2016	19,185	—	19,185
	THB 10,840,000	USD 307,431	Barclays Bank PLC Wholesale	9/21/2016	658	—	658
	USD 236,697	BRL 895,000	Goldman Sachs International	7/5/2016	—	(41,919)	(41,919)
	USD 93,464	BRL 300,000	Morgan Stanley and Company International PLC	7/5/2016	73	—	73
	USD 185,370	BRL 595,000	Credit Agricole Cib	7/5/2016	144	—	144
	USD 175,994	BRL 595,000	Credit Agricole Cib	8/2/2016	—	(7,625)	(7,625)
	USD 223,027	BRL 770,000	BNP Paribas SA	8/17/2016	—	(13,539)	(13,539)
	USD 898,775	BRL 3,390,000	Morgan Stanley and Company International PLC	8/17/2016	—	(142,730)	(142,730)
	USD 135,812	CNY 895,000	Deutsche Bank AG London	7/28/2016	1,207	—	1,207
	USD 32,700	CNY 215,000	Goldman Sachs International	7/28/2016	364	—	364
	USD 151,718	COP 454,700,000	State Street Bank and Trust Company	7/21/2016	—	(3,383)	(3,383)
	USD 22,538	EUR 20,000	Bank of Montreal	7/29/2016	324	—	324
	USD 1,699,128	EUR 1,540,000	JPMorgan Chase Bank N.A.	7/29/2016	—	(11,377)	(11,377)
	USD 198,829	EUR 175,000	UBS AG	9/21/2016	4,072	—	4,072
	USD 392,401	EUR 365,000	Bank of America, N.A.	3/15/2017	—	(16,617)	(16,617)
	USD 650,771	GBP 494,000	BNP Paribas SA	7/29/2016	—	(6,998)	(6,998)
	USD 133,755	IDR 1,825,750,000	Deutsche Bank AG London	9/21/2016	—	(2,552)	(2,552)
	USD 268,987	IDR 3,651,500,000	HSBC Bank USA	9/21/2016	—	(3,625)	(3,625)
	USD 133,951	IDR 1,825,750,000	Standard Chartered Bank	9/21/2016	—	(2,355)	(2,355)
	USD 1,872,961	JPY 210,206,000	Morgan Stanley and Company International PLC	8/15/2016	—	(165,185)	(165,185)
	USD 899,194	MXN 15,850,000	Bank of America, N.A.	7/20/2016	33,456	—	33,456
	USD 314,639	THB 11,080,000	Bank of America, N.A.	9/21/2016	—	(271)	(271)
	USD 458,093	THB 16,189,000	Citibank N.A.	9/21/2016	—	(2,021)	(2,021)
	USD 174,893	UYU 5,531,000	HSBC Bank USA	9/28/2016	—	(1,422)	(1,422)
	USD 71,034	ZAR 1,060,000	Bank of America, N.A.	7/20/2016	—	(720)	(720)
	USD 232,924	ZAR 3,610,000	JPMorgan Chase Bank N.A.	7/20/2016	—	(11,445)	(11,445)
					$84,642	($451,577)	($366,935)

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New Income Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, to maintain diversity and liquidity of the portfolio, and as a substitute for securities purchased. The portfolio held forward foreign currency contracts with USD notional values ranging from approximately $18.7 million to $23.5 million, as measured at each quarter end.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
New Income Trust
	MXN 132,815,000	USD 7,073,299	Bank of America, N.A.	7/5/2016	$191,278	—	$191,278
	USD 7,572,682	MXN 132,815,000	Morgan Stanley and Company International PLC	7/5/2016	308,104	—	308,104
	USD 4,014,554	MXN 76,130,000	Bank of America, N.A.	7/29/2016	—	($140,250)	(140,250)
					$499,382	($140,250)	$359,132

Strategic Income Opportunities Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, and to enhance potential gain/income. The portfolio held forward foreign currency contracts with USD notional values ranging from approximately $179.7 million to $955.0 million, as measured at each quarter end.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Strategic Income Opportunities Trust
	AUD 25,245,000	USD 18,116,670	Deutsche Bank AG London	8/3/2016	$690,959	—	$690,959
	AUD 795,000	USD 586,987	State Street Bank and Trust Company	8/3/2016	5,291	—	5,291
	CAD 12,165,890	EUR 8,420,000	Toronto Dominion Bank	8/3/2016	63,780	—	63,780
	CAD 16,509,295	GBP 8,665,000	U.S. Bank	8/3/2016	1,241,905	—	1,241,905
	CAD 22,165,877	NZD 25,310,000	JPMorgan Chase Bank N.A.	8/3/2016	—	($885,457)	(885,457)
	CAD 3,795,746	NZD 4,235,000	U.S. Bank	8/3/2016	—	(80,937)	(80,937)
	CAD 32,414,676	USD 25,335,000	Canadian Imperial Bank of Commerce	8/3/2016	—	(242,357)	(242,357)
	CAD 5,085,500	USD 3,945,000	Citibank N.A.	8/3/2016	—	(8,245)	(8,245)
	CAD 5,472,211	USD 4,190,000	Goldman Sachs Bank USA	8/3/2016	46,113	—	46,113
	CAD 99,703,551	USD 77,165,000	Royal Bank of Canada	8/3/2016	16,879	—	16,879
	CAD 40,025,994	USD 31,355,000	Toronto Dominion Bank	8/3/2016	—	(370,332)	(370,332)
	EUR 3,780,000	CAD 5,479,923	Royal Bank of Canada	8/3/2016	—	(42,781)	(42,781)
	EUR 8,420,000	CAD 12,109,560	Toronto Dominion Bank	8/3/2016	—	(20,175)	(20,175)
	EUR 2,110,000	GBP 1,672,576	Toronto Dominion Bank	8/3/2016	116,881	—	116,881
	EUR 8,190,000	USD 9,377,550	Royal Bank of Canada	8/3/2016	—	(279,063)	(279,063)
	GBP 8,665,000	CAD 16,496,418	U.S. Bank	8/3/2016	—	(1,231,937)	(1,231,937)
	GBP 7,809,563	EUR 10,300,000	Toronto Dominion Bank	8/3/2016	—	(1,043,462)	(1,043,462)
	GBP 17,370,000	USD 25,033,436	Deutsche Bank AG London	8/3/2016	—	(1,903,842)	(1,903,842)
	GBP 6,317,500	USD 8,898,253	Goldman Sachs Bank USA	8/3/2016	—	(485,979)	(485,979)
	GBP 340,000	USD 500,463	HSBC Bank USA	8/3/2016	—	(47,725)	(47,725)
	GBP 6,290,000	USD 9,143,878	JPMorgan Chase Bank N.A.	8/3/2016	—	(768,222)	(768,222)
	GBP 25,317,500	USD 36,779,061	State Street Bank and Trust Company	8/3/2016	—	(3,066,714)	(3,066,714)
	MXN 58,045,923	USD 3,050,000	State Street Bank and Trust Company	8/3/2016	116,397	—	116,397
	NZD 2,137,398	USD 1,517,174	State Street Bank and Trust Company	8/3/2016	6,651	—	6,651
	NZD 21,090,000	USD 14,166,319	Toronto Dominion Bank	8/3/2016	869,464	—	869,464
	NZD 13,115,000	USD 8,890,527	U.S. Bank	8/3/2016	459,605	—	459,605
	SGD 4,972,121	MXN 67,068,000	Goldman Sachs Bank USA	8/3/2016	31,544	—	31,544
	USD 32,667,016	AUD 44,505,471	Australia and New Zealand Banking Group	8/3/2016	—	(489,745)	(489,745)
	USD 18,278,895	AUD 25,245,000	Deutsche Bank AG London	8/3/2016	—	(528,735)	(528,735)
	USD 13,373,472	AUD 18,095,000	Morgan Stanley Capital Services, Inc.	8/3/2016	—	(107,378)	(107,378)
	USD 24,540,527	AUD 33,395,000	Royal Bank of Canada	8/3/2016	—	(338,886)	(338,886)
	USD 6,160,813	AUD 8,345,000	State Street Bank and Trust Company	8/3/2016	—	(56,247)	(56,247)
	USD 25,335,000	CAD 32,127,896	Canadian Imperial Bank of Commerce	8/3/2016	464,357	—	464,357
	USD 3,945,000	CAD 5,065,262	Citibank N.A.	8/3/2016	23,912	—	23,912
	USD 5,992,000	CAD 7,753,944	Goldman Sachs Bank USA	8/3/2016	—	(10,434)	(10,434)
	USD 88,780,168	CAD 115,035,892	Royal Bank of Canada	8/3/2016	—	(270,685)	(270,685)
	USD 46,639,350	CAD 59,864,335	Toronto Dominion Bank	8/3/2016	297,551	—	297,551
	USD 8,415,000	CAD 10,777,217	U.S. Bank	8/3/2016	72,210	—	72,210
	USD 961,655	EUR 842,146	Royal Bank of Canada	8/3/2016	26,093	—	26,093
	USD 4,217,535	EUR 3,780,000	U.S. Bank	8/3/2016	18,233	—	18,233
	USD 25,083,496	GBP 17,370,000	Deutsche Bank AG London	8/3/2016	1,953,902	—	1,953,902
	USD 14,948,621	GBP 10,470,000	Goldman Sachs Bank USA	8/3/2016	1,006,949	—	1,006,949
	USD 12,411,704	GBP 8,593,280	HSBC Bank USA	8/3/2016	969,040	—	969,040
	USD 9,261,237	GBP 6,360,000	JPMorgan Chase Bank N.A.	8/3/2016	792,370	—	792,370
	USD 30,644,754	GBP 21,095,000	State Street Bank and Trust Company	8/3/2016	2,555,014	—	2,555,014
	USD 11,120,808	MXN 202,170,735	State Street Bank and Trust Company	8/3/2016	92,424	—	92,424
	USD 12,039,881	NOK 98,718,774	Goldman Sachs Bank USA	8/3/2016	244,155	—	244,155
	USD 47,825,265	NZD 70,538,739	State Street Bank and Trust Company	8/3/2016	—	(2,464,214)	(2,464,214)
	USD 14,206,823	NZD 21,090,000	Toronto Dominion Bank	8/3/2016	—	(828,960)	(828,960)

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Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Strategic Income Opportunities Trust (continued)
	USD 12,357,873	SEK 100,469,504	Citibank N.A.	8/3/2016	$468,299	—	$468,299
	USD 35,603,883	SGD 48,760,821	HSBC Bank USA	8/3/2016	—	($584,293)	(584,293)
					$12,649,978	($16,156,805)	($3,506,827)

Currency abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan New Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Options.  There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a portfolio’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a portfolio purchases an option, the premium paid by the portfolio is included in the Portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the portfolio realizes a loss equal to the cost of the option. If the portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the portfolio enters into a closing sale transaction, the portfolio realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the portfolio.

The following table summarizes the range of market values of purchased options held by the portfolios during the six months ended June 30, 2016. In addition, the tables detail how the portfolios used purchased options during the six months ended June 30, 2016.

Portfolio	Market Value Range	Reason for purchasing options
Global Bond Trust	$96.0 thousand to $484.6 thousand	To manage duration of the portfolio, manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.
Investment Quality Bond Trust	Up to $19.9 thousand	To manage against currency exchange rates.
Strategic Income Opportunities Trust	$1.1 million to $2.5 million	To manage against anticipated currency exchange rates.

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The following tables summarize the portfolios’ written options activities during the six months ended June 30, 2016. In addition, the tables detail how the portfolio used written options during the six months ended June 30, 2016.

	AUD Notional Amount	CHF Notional Amount	EUR Notional Amount	GBP Notional Amount	JPY Notional Amount	USD Notional Amount	Premiums Received
Global Bond Trust
Outstanding, beginning of period	—	—	19,000,000	34,400,000	—	40,190,000	$775,585
Options written	20,780,000	12,676,000	60,366,158	12,100,000	1,040,000,000	76,116,078	1,814,781
Option closed	(3,590,000)	(6,200,000)	(19,000,000)	—	—	(14,400,000)	(448,071)
Options exercised	—	—	(41)	(12,800,000)	—	(25,300,000)	(247,599)
Options expired	—	—	(24,616,000)	(21,600,000)	—	(35,006,078)	(664,519)
Outstanding, end of period	17,190,000	6,476,000	35,750,117	12,100,000	1,040,000,000	41,600,000	$1,230,177

Options on Exchange-Traded Future Contracts

Global Bond Trust

The portfolio used written options to manage duration, manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

Portfolio	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Global Bond Trust	CALLS
	Eurodollar Futures	116.50	Jul 2016	EUR 117	$39,836	($150,311)
					$39,836	($150,311)

Foreign Currency Options (OTC)

Global Bond Trust

The portfolio used written options to manage against anticipated currency exchange rates and gain exposure to foreign currencies.

Portfolio	Description	Counterparty	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Global Bond Trust	CALLS
	Australian Dollar versus U.S. Dollar	Bank of America N.A.	0.80	Jul 2016	AUD	500,000	$3,516	($52)
	Australian Dollar versus U.S. Dollar	Bank of America N.A.	0.80	Aug 2016	AUD	1,800,000	13,837	(311)
	Australian Dollar versus U.S. Dollar	Bank of America N.A.	0.78	Aug 2016	AUD	2,100,000	15,583	(1,720)
	Australian Dollar versus U.S. Dollar	Citibank N.A.	0.80	Jul 2016	AUD	1,000,000	7,105	(92)
	Australian Dollar versus U.S. Dollar	Deutsche Bank AG	0.80	Jul 2016	AUD	1,400,000	10,593	(184)
	British Pound versus U.S. Dollar	Bank of America N.A.	1.38	Sep 2016	GBP	900,000	38,765	(16,619)
	British Pound versus U.S. Dollar	BNP PARIBAS	1.37	Sep 2016	GBP	1,000,000	45,458	(21,014)
	Euro versus Japanese Yen	Citibank N.A.	113.15	Sep 2016	EUR	1,300,000	48,170	(48,666)
	Euro versus U.S. Dollar	Deutsche Bank AG	1.14	Sep 2016	EUR	3,414,000	57,608	(32,935)
	Euro versus U.S. Dollar	Standard Chartered Bank, London	1.16	Jul 2016	EUR	2,650,000	10,022	(15)
	Euro versus U.S. Dollar	Standard Chartered Bank, London	1.14	Sep 2016	EUR	2,386,000	38,493	(23,018)
	Swiss Franc versus Swedish Krona	Bank of America N.A.	8.60	Jul 2016	CHF	3,476,000	26,851	(50,914)
	Swiss Franc versus Swedish Krona	JPMorgan Chase	8.60	Jul 2016	CHF	3,000,000	25,342	(44,694)
	U.S. Dollar versus Japanese Yen	JPMorgan Chase	114.00	Aug 2016	USD	3,400,000	24,582	(2,156)
	U.S. Dollar versus Brazilian Real	Credit Suisse International	6.30	Jan 2018	USD	1,300,000	69,225	(13,820)
							$435,150	($256,210)
	PUTS
	Australian Dollar versus U.S. Dollar	Bank of America N.A.	0.73	Jul 2016	AUD	500,000	$3,882	($2,202)
	Australian Dollar versus U.S. Dollar	Bank of America N.A.	0.73	Aug 2016	AUD	1,800,000	12,810	(7,303)
	Australian Dollar versus U.S. Dollar	Bank of America N.A.	0.72	Aug 2016	AUD	2,100,000	15,583	(5,287)
	Australian Dollar versus U.S. Dollar	Citibank N.A.	0.74	Jul 2016	AUD	3,590,000	26,661	(21,010)
	Australian Dollar versus U.S. Dollar	Citibank N.A.	0.73	Jul 2016	AUD	1,000,000	7,563	(4,630)
	Australian Dollar versus U.S. Dollar	Deutsche Bank AG	0.73	Jul 2016	AUD	1,400,000	9,814	(5,204)
	British Pound versus U.S. Dollar	Bank of America N.A.	1.38	Sep 2016	GBP	900,000	44,148	(57,190)
	British Pound versus U.S. Dollar	Bank of America N.A.	1.30	Sep 2016	GBP	3,500,000	87,645	(88,673)
	British Pound versus U.S. Dollar	Bank of America N.A.	1.26	Sep 2016	GBP	3,500,000	51,525	(51,561)
	British Pound versus U.S. Dollar	BNP PARIBAS	1.37	Sep 2016	GBP	1,000,000	45,471	(58,603)
	British Pound versus U.S. Dollar	Nomura Global Financial Products, Inc.	1.35	Aug 2016	GBP	1,300,000	32,837	(50,278)
	Euro versus Japanese Yen	Citibank N.A.	113.15	Sep 2016	EUR	1,300,000	43,843	(29,849)
	Euro versus U.S. Dollar	Deutsche Bank AG	1.05	Sep 2016	EUR	3,414,000	25,831	(16,333)
	Euro versus U.S. Dollar	Standard Chartered Bank, London	1.10	Jul 2016	EUR	5,300,000	13,333	(12,746)
	Euro versus U.S. Dollar	Standard Chartered Bank, London	1.05	Sep 2016	EUR	2,386,000	17,171	(11,415)
	U.S. Dollar versus Japanese Yen	JPMorgan Chase	106.50	Aug 2016	USD	3,400,000	32,504	(138,261)
	U.S. Dollar versus Korean Won	Nomura Global Financial Products, Inc.	1,145.00	Jan 2017	USD	1,500,000	38,177	(45,495)
	U.S. Dollar versus Korean Won	UBS AG Stamford	1,145.00	Jan 2017	USD	2,200,000	49,258	(65,934)
							$558,056	($671,974)

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Interest Rate Swaptions (OTC)

An interest rate swaption is an option to enter into an interest rate swap.

Global Bond Trust

The portfolio used interest rate swaptions to manage duration of the portfolio, manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

Portfolio	Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Excercise Rate	Expiration Date		Notional Amount	Premium	Value
Global Bond Trust	CALLS
	5-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	0.77%	Dec 2016	USD	11,200,000	$45,920	($45,920)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3-Month USD LIBOR	Receive	0.77%	Dec 2016	USD	16,600,000	70,758	(65,655)
									$116,678	($111,575)
	PUTS
	2-Year Interest Rate Swap	JPMorgan Chase	6-Month JPY LIBOR	Receive	0.00%	Mar 2017	JPY	1,040,000,000	$10,985	($7,022)
									$10,985	($7,022)

Credit Default Swaptions (OTC)

A credit default swaption is an option to enter into a credit default swap.

Global Bond Trust

The portfolio used credit default swaptions to take a long position in the exposure of the benchmark credit.

Portfolio	Description	Counterparty	Index	Buy/Sell Protection	Excercise Rate	Expiration Date		Notional Amount	Premium	Value
Global Bond Trust	PUTS
	5-Year Credit Default Swap	Deutsche Bank AG	ITRAXX.O	Sell	1.25%	Sep 2016	EUR	2,000,000	$5,983	($2,126)
	5-Year Credit Default Swap	Citibank N.A.	ITRAXX.O	Sell	1.25%	Sep 2016	EUR	8,000,000	26,481	(8,503)
	5-Year Credit Default Swap	BNP PARIBAS	ITRAXX.O	Sell	1.25%	Sep 2016	EUR	3,600,000	11,208	(3,827)
									$43,672	($14,456)

Inflation Floors (OTC)

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that inflation falls below a specified rate (based on the Consumer Price Index or other designated measure), or “floor”.

Global Bond Trust

The portfolio used inflation floors to manage duration of the portfolio, manage against anticipated interest rate changes and as a subsitute for securities purchased.

Portfolio	Description	Counterparty	Initial Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Global Bond Trust	Floor- OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10]— (Final Index/Initial Index)) or $0	Sep 2020	USD	2,000,000	$25,800	($313)
								$25,800	($313)

Swaps.  Swap agreements are agreements between a portfolio and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the portfolios are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statements of assets and liabilities. A termination payment by the counterparty or a portfolio is recorded as realized gain or loss, as well as the net periodic payments received or paid by a portfolio.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statements of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A portfolio may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps.  Interest rate swaps represent an agreement between a portfolio and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The portfolio settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following tables summarize the interest rate swap contracts held at June 30, 2016, and the range of notional contract amounts held by the portfolios during the six months ended June 30, 2016. In addition, the tables detail how the portfolios used interest rate swap contracts during the six months ended June 30, 2016.

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DERIVATIVE INSTRUMENTS, CONTINUED

Global Bond Trust

The portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration of the portfolio and gain exposure to treasuries markets. The portfolio held interest rate swaps with total USD notional amounts ranging from approximately $618.0 million to $762.8 million, as measured at each quarter end.

Portfolio	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Portfolio	Payments Received by Portfolio	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Trust
	Deutsche Bank AG	12,700,000	JPY	$3,650,849	BRL-CDI	Fixed 12.36%	Jan 2021	($16,616)	$65,169	$48,553

Exchange-Cleared Swaps
		9,700,000	AUD	7,048,020	Fixed 3.50%	AUD-BBR-BBSW	Dec 2025	(236,949)	(610,080)	(847,029)
		100,000	AUD	71,875	Fixed 3.25%	AUD-BBR-BBSW	Jun 2026	(778)	(6,522)	(7,300)
		19,400,000	BRL	5,586,596	Fixed 12.36%	BRL-CDI	Jan 2021	(33,452)	96,896	63,444
		3,200,000	BRL	916,118	Fixed 12.80%	BRL-CDI	Jan 2025	711	23,465	24,176
		21,100,000	CAD	15,739,549	Fixed 2.20%	CAD-BA-CDOR	Jun 2026	(1,070,025)	(373,778)	(1,443,803)
		24,600,000	EUR	27,435,148	EUR-EURIBOR-Reuters	0.00%	Sep 2021	(200,692)	274,257	73,565
		5,400,000	EUR	6,046,382	EUR-EURIBOR-Reuters	Fixed 0.75%	Sep 2026	68,812	117,875	186,687
		7,650,000	EUR	8,602,039	Fixed 1.25%	EUR-EURIBOR-Reuters	Mar 2047	(344,166)	(504,310)	(848,476)
		2,400,000	EUR	2,709,960	Fixed 2.307%	EUR-EURIBOR-Reuters	Oct 2044	(303,375)	(242,638)	(546,013)
		11,300,000	GBP	16,244,314	Fixed 1.00%	GBP-LIBOR-BBA	Sep 2018	(25,243)	(137,287)	(162,530)
		23,100,000	GBP	36,048,689	Fixed 1.750%	GBP-LIBOR-BBA	Sep 2018	20,641	(812,861)	(792,220)
		21,500,000	GBP	30,753,132	GBP-LIBOR-BBA	Fixed 1.250%	Sep 2021	88,495	840,001	928,496
		1,100,000	GBP	1,569,590	GBP-LIBOR-BBA	Fixed 1.5%	Sep 2026	(7,681)	78,520	70,839
		1,500,000	GBP	2,173,126	Fixed 1.75%	GBP-LIBOR-BBA	Mar 2047	(36,597)	(240,186)	(276,783)
		11,600,000,000	JPY	96,661,387	JPY-LIBOR-BBA	Fixed 0.15%	Mar 2018	34,148	540,796	574,944
		1,790,000,000	JPY	17,039,093	Fixed 0.30%	JPY-LIBOR-BBA	Mar 2026	(491,551)	(96,670)	(588,221)
		1,740,000,000	JPY	16,787,197	JPY-LIBOR-BBA	Fixed 1.50%	Jun 2033	279,060	3,734,047	4,013,107
		10,000,000	JPY	85,255	JPY-LIBOR-BBA	Fixed 1.50%	Dec 2044	(3,463)	(32,665)	(36,128)
		620,000,000	JPY	5,448,830	Fixed 1.507%	JPY-LIBOR-BBA	Dec 2045	(1,175,604)	(1,136,761)	(2,312,365)
		190,300,000	MXN	13,486,172	MXN-TIIE-Banxico	Fixed 4.30%	Sep 2016	8,681	(8,544)	137
		46,200,000	MXN	2,674,052	Fixed 5.61%	MXN-TIIE-Banxico	Jul 2021	(33,937)	24,643	(9,294)
		1,700,000	SEK	207,683	SEK-STIBOR-SIDE	Fixed 1.01%	Jan 2025	—	8,393	8,393
		1,400,000	SEK	171,033	SEK-STIBOR-SIDE	Fixed 1.02%	Jan 2025	—	7,060	7,060
		3,000,000	SEK	366,499	SEK-STIBOR-SIDE	Fixed 1.03%	Jan 2025	—	15,550	15,550
		3,400,000	SEK	413,075	SEK-STIBOR-SIDE	Fixed 1.08%	Jan 2025	—	19,158	19,158
		4,000,000	SEK	485,971	SEK-STIBOR-SIDE	Fixed 1.085%	Jan 2025	—	22,750	22,750
		34,900,000	USD	34,900,000	Fixed 1.25%	USD-LIBOR-BBA	Jun 2018	(196,277)	(161,593)	(357,870)
		5,400,000	USD	5,400,000	Fixed 2.00%	USD-LIBOR-BBA	Dec 2020	21,435	(273,733)	(252,298)
		49,900,000	USD	49,900,000	Fixed 2.00%	USD-LIBOR-BBA	Jun 2021	(1,847,257.00)	(628,093)	(2,475,350)
		9,400,000	USD	9,400,000	Fixed 2.30%	USD-LIBOR-BBA	Jan 2023	(34,892)	(749,368)	(784,260)
		35,700,000	USD	35,700,000	Fixed 2.00%	USD-LIBOR-BBA	Jun 2023	(1,301,874)	(762,385)	(2,064,259)
		62,000,000	USD	62,000,000	Fixed 1.75%	USD-LIBOR-BBA	Dec 2023	(1,304,200)	(861,293)	(2,165,493)
		21,900,000	USD	21,900,000	Fixed 1.75%	USD-LIBOR-BBA	Dec 2023	(482,816)	(250,806)	(733,622)
		10,400,000	USD	10,400,000	Fixed 2.25%	USD-LIBOR-BBA	Jun 2026	(517,364.00)	(342,478)	(859,842)
		78,200,000	USD	78,200,000	Fixed 1.75%	USD-LIBOR-BBA	Dec 2026	(1,539,271)	(622,631)	(2,161,902)
		2,400,000	USD	2,400,000	USD-LIBOR-BBA	Fixed 2.50%	Jun 2036	92,868	221,503	314,371
		6,500,000	USD	6,500,000	Fixed 2.0975%	USD-LIBOR-BBA	Jul 2041	15,795	—	15,795
		2,000,000	USD	2,000,000	USD-LIBOR-BBA	Fixed 2.50%	Jun 2046	122,341	187,079	309,420
		1,100,000	USD	1,100,000	Fixed 2.25%	USD-LIBOR-BBA	Dec 2046	(96,603)	190,650	94,047
				$638,221,634				($10,547,696)	($2,386,870)	($12,934,566)

Investment Quality Bond Trust

The portfolio used interest rate swaps to manage duration of the portfolio and manage against anticipated interest rate changes. The portfolio held interest rate swaps with total USD notional amounts ranging from approximately $7.2 million to $19.2 million, as measured at each quarter end.

Portfolio	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Portfolio	Payments Received by Portfolio	Maturity Date	Unamortized Upfront Payment Paid (Received)		Unrealized Appreciation (Depreciation)	Market Value
Investment Quality Bond Trust
	JPMorgan Chase Bank	5,100,000	USD	$5,100,000	Fixed 4.3175%	USD-LIBOR-BBA	Dec 2028	—		($1,691,132)	($1,691,132)
	JPMorgan Chase Bank	2,100,000	USD	2,100,000	Fixed 3.425%	USD-LIBOR-BBA	Jun 2039	—		(692,088)	(692,088)
Exchange-Cleared Swaps
		4,989,000	USD	4,989,000	Fixed 1.63375%	USD-LIBOR-BBA	Jun 2039	—		(126,895)	(126,895)
				$12,189,000					—	($2,510,115)	($2,510,115)

The following are abbreviations for the tables above:

BBA	The British Bankers’ Association
CDI	Brazil Interbank Deposit Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
STIBOR	Stockholm Interbank Offered Rate
TIIE	Tasa de Interes Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

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DERIVATIVE INSTRUMENTS, CONTINUED

Currency Swaps.  A currency swap is an agreement between a portfolio and a counterparty to exchange cash flows based on the notional difference among two or more currencies.

The following table summarizes the contracts held at June 30, 2016, and the range of notional contracts amounts held by the portfolio during the six months ended June 30, 2016. In addition, the table details how the portfolio used currency swap contracts during the six months ended June 30, 2016.

Global Bond Trust

The portfolio used currency swaps to manage against anticipated currency exchange rate changes, maintain diversity and liquidity of the portfolio and gain exposure to foreign currency. The portfolio held currency swaps with total USD notional amounts ranging from approximately $77.2 million to $114.6 million, as measured at each quarter end.

Portfolio	Counterparty	Receive	Pay	Maturity Date*		Notional Amount of Currency Received	Notional Amount of Currency Paid	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Trust
	Bank of America	Floating rate equal to 3 Month GBP-LIBOR less 0.1500% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Mar 2019	GBP	11,300,000	$16,068,300	($10,862)	($1,023,313)	($1,034,175)
	Bank of America	Floating rate equal to 3 Month EUR-LIBOR less 0.5000% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Sep 2021	EUR	13,200,000	14,308,800	34,972	271,358	306,330
	Bank of America	Floating rate equal to 3 Month EUR-LIBOR less 0.5000% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Sep 2026	EUR	2,200,000	2,384,800	68,750	(26,724)	42,026
	BNP Paribas	Floating rate equal to 3 Month EUR-LIBOR less 0.5000% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Sep 2021	EUR	11,800,000	12,791,200	368,749	(94,908)	273,841
	Citibank	Floating rate equal to 3 Month EUR-LIBOR less 0.5000% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Sep 2021	EUR	5,500,000	5,962,000	66,824	60,814	127,638
	Citibank N.A.	Floating rate equal to 3 Month GBP-LIBOR less 0.1400% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Mar 2019	GBP	8,200,000	11,562,000	40,916	(690,505)	(649,589)
	Citibank N.A.	Floating rate equal to 3 Month EUR-LIBOR less 0.5000% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Sep 2026	EUR	11,790,000	12,780,360	195,119	30,104	225,223
	Deutsche Bank AG	Floating rate equal to 3 Month EUR-LIBOR less 0.5000% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Sep 2021	EUR	11,600,000	12,574,400	276,796	(7,597)	269,199
	Goldman Sachs	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3 Month JPY-LIBOR less 0.7550% based on the notional amount of the currency delivered	Sep 2018	USD	5,544,747	570,000,000	24,968	—	24,968
	Goldman Sachs	Floating rate equal to 3 Month GBP-LIBOR less 0.1200% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Mar 2019	GBP	12,500,000	18,096,100	(166,898)	(1,287,705)	(1,454,603)
	Goldman Sachs	Floating rate equal to 3 Month EUR-LIBOR less 0.4200% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Sep 2026	EUR	700,000	758,800	26,846	(7,004)	19,842
	UBS AG Stamford	Floating rate equal to 3 Month EUR-LIBOR less 0.4300% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Mar 2026	EUR	1,600,000	1,801,600	(960)	(23,137)	(24,097)
								$925,220	($2,798,617)	($1,873,397)

*	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Credit default swaps.  Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The portfolios may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the portfolios may incur economic leverage since they would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such a case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Credit Default Swaps-Buyer

The following tables summarize the CDS contracts held at June 30, 2016, and the range of notional contracts amounts held by the portfolios during the six months ended June 30, 2016. In addition, the tables detail how the portfolios used CDS contracts as buyer of protection during the six months ended June 30, 2016.

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DERIVATIVE INSTRUMENTS, CONTINUED

Global Bond Trust

The portfolio used credit default swaps to manage against potential credit events and gain exposure to securities or a credit index. The portfolio held credit default swaps with total USD notional amounts ranging from approximately $32.2 million to $134.4 million, as measured at each quarter end.

Portfolio	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/ Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Trust
	Bank of America N.A.	Computer Sciences Corp.	2,050,000	USD	$2,050,000	(0.970)%	Mar 2018	—	($27,918)	($27,918)
	Bank of America N.A.	Intesa San Paolo SPA	1,200,000	USD	1,200,000	(1.000)%	Mar 2026	$191,532	54,969	246,501
	Bank of America N.A.	Reynolds American, Inc.	200,000	USD	200,000	(1.000)%	Dec 2020	(5,337)	(307)	(5,644)
	Bank of America N.A.	Starwood Hotels & Resorts Worldwide, Inc.	3,000,000	USD	3,000,000	(1.490)%	Jun 2018	—	(84,215)	(84,215)
	Bank of America N.A.	Veolia Environment	100,000	EUR	112,945	(1.000)%	Dec 2020	(596)	(1,259)	(1,855)
	Barclays Capital	Altria Group, Inc.	400,000	USD	400,000	(1.000)%	Dec 2020	(12,618)	(133)	(12,751)
	Barclays Capital	BASF SE	200,000	EUR	220,240	(1.000)%	Dec 2020	(3,812)	(1,436)	(5,248)
	Barclays Capital	Bayer Aktiengesellschaft	200,000	EUR	218,730	(1.000)%	Dec 2020	(4,181)	(21)	(4,202)
	Barclays Capital	British American Tobacco PLC	100,000	EUR	109,365	(1.000)%	Dec 2020	(2,090)	(136)	(2,226)
	Barclays Capital	Koninklijke DSM N.V.	300,000	EUR	328,095	(1.000)%	Dec 2020	(6,271)	(3,269)	(9,540)
	Barclays Capital	Reynolds American, Inc.	500,000	USD	500,000	(1.000)%	Dec 2020	(13,698)	(412)	(14,110)
	Barclays Capital	Springleaf Finance Corp.	1,400,000	USD	1,400,000	(5.000)%	Jun 2020	(122,279)	135,882	13,603
	Barclays Capital	UnitedHealth Group, Inc.	400,000	USD	400,000	(1.000)%	Dec 2020	(12,278)	336	(11,942)
	BNP Paribas	BASF SE	100,000	EUR	110,060	(1.000)%	Dec 2020	(1,806)	(818)	(2,624)
	BNP Paribas	Koninklijke DSM N.V.	200,000	EUR	219,230	(1.000)%	Dec 2020	(4,294)	(2,066)	(6,360)
	BNP Paribas	TeliaSonera Aktiebolag	300,000	EUR	338,835	(1.000)%	Dec 2020	(2,388)	(5,388)	(7,776)
	BNP Paribas	UBS AG	500,000	USD	500,000	(1.000)%	Mar 2017	—	(354)	(354)
	BNP Paribas	UBS AG	1,300,000	USD	1,300,000	(1.000)%	Mar 2017	1,865	(2,784)	(919)
	BNP Paribas	Veolia Environment	100,000	EUR	112,945	(1.000)%	Dec 2020	(546)	(1,309)	(1,855)
	Citibank N.A.	Altria Group, Inc.	100,000	USD	100,000	(1.000)%	Dec 2020	(3,118)	(70)	(3,188)
	Citibank N.A.	Bayer Aktiengesellschaft	300,000	EUR	338,835	(1.000)%	Dec 2020	(5,876)	(427)	(6,303)
	Citibank N.A.	British American Tobacco PLC	300,000	EUR	338,835	(1.000)%	Dec 2020	(6,182)	(497)	(6,679)
	Citibank N.A.	UBS AG	1,300,000	USD	1,300,000	(1.000)%	Mar 2017	279	(1,198)	(919)
	Citibank N.A.	UnitedHealth Group, Inc.	300,000	USD	300,000	(1.000)%	Dec 2020	(8,656)	(301)	(8,957)
	Credit Suisse International	Altria Group, Inc.	400,000	USD	400,000	(1.000)%	Dec 2020	(12,112)	(639)	(12,751)
	Credit Suisse International	Reynolds American, Inc.	500,000	USD	500,000	(1.000)%	Dec 2020	(13,779)	(331)	(14,110)
	Goldman Sachs International	Altria Group, Inc.	300,000	USD	300,000	(1.000)%	Dec 2020	(9,194)	(370)	(9,564)
	Goldman Sachs International	BASF SE	100,000	EUR	112,285	(1.000)%	Dec 2020	(2,556)	(68)	(2,624)
	Goldman Sachs International	British American Tobacco PLC	200,000	EUR	219,230	(1.000)%	Dec 2020	(4,492)	39	(4,453)
	Goldman Sachs International	Koninklijke DSM N.V.	400,000	EUR	451,780	(1.000)%	Dec 2020	(8,141)	(4,579)	(12,720)
	Goldman Sachs International	Reynolds American, Inc.	100,000	USD	100,000	(1.000)%	Dec 2020	(2,824)	2	(2,822)
	Goldman Sachs International	SAB Miller PLC	200,000	USD	200,000	(1.000)%	Jan 2022	(5,224)	(1,942)	(7,166)
	Goldman Sachs International	United Utilities PLC	200,000	EUR	225,890	(1.000)%	Dec 2020	(396)	(2,449)	(2,845)
	Goldman Sachs International	Veolia Environment	100,000	EUR	112,945	(1.000)%	Dec 2020	(447)	(1,408)	(1,855)
	JPMorgan Chase Bank	Ally Financial, Inc.	1,300,000	USD	1,300,000	(5.000)%	Jun 2018	(79,205)	(4,618)	(83,823)
	JPMorgan Chase Bank	Altria Group, Inc.	300,000	USD	300,000	(1.000)%	Dec 2020	(9,052)	(512)	(9,564)
	JPMorgan Chase Bank	British American Tobacco PLC	200,000	EUR	218,730	(1.000)%	Dec 2020	(4,131)	(322)	(4,453)
	JPMorgan Chase Bank	Fortum OYJ	200,000	EUR	225,890	(1.000)%	Dec 2020	(396)	(2,519)	(2,915)
	JPMorgan Chase Bank	Koninklijke DSM N.V.	100,000	EUR	109,615	(1.000)%	Dec 2020	(2,196)	(984)	(3,180)
	JPMorgan Chase Bank	Pfizer, Inc.	700,000	USD	700,000	(1.000)%	Dec 2020	(24,368)	406	(23,962)
	JPMorgan Chase Bank	Reynolds American, Inc.	100,000	USD	100,000	(1.000)%	Dec 2020	(2,757)	(65)	(2,822)
	JPMorgan Chase Bank	UnitedHealth Group, Inc.	300,000	USD	300,000	(1.000)%	Dec 2020	(8,520)	(437)	(8,957)
	Morgan Stanley Capital Services Inc.	Pfizer, Inc.	300,000	USD	300,000	(1.000)%	Dec 2020	(10,548)	278	(10,270)
	Morgan Stanley Capital Services Inc.	Reynolds American, Inc.	200,000	USD	200,000	(1.000)%	Dec 2020	(5,247)	(397)	(5,644)
	Morgan Stanley Capital Services Inc.	UnitedHealth Group, Inc.	100,000	USD	100,000	(1.000)%	Dec 2020	(2,840)	(146)	(2,986)
	The Royal Bank of Scotland PLC	The Cleveland Electric Illuminating Company	3,000,000	USD	3,000,000	(0.940)%	Jun 2017	—	(23,023)	(23,023)
Exchange-Cleared Swaps
		iTraxx Europe Senior Financials Series 25 Version 1	39,000,000	EUR	43,818,712	(1.000)%	Jun 2021	(26,915)	76,689	49,774
		iTraxx Europe Series 25 Version 1	58,100,000	EUR	65,985,277	(1.000)%	Jun 2021	(757,066)	129,545	(627,521)
					$134,378,469			($1,014,756)	$219,019	($795,737)

High Yield Trust

The portfolio used credit default swaps to manage against potential credit events. The portfolio held credit defaults swaps with USD notional amounts ranging to approximately $4.9 million to $7.5 million, as measured at each quarter end.

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Portfolio	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/ Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
High Yield Trust
Exchange-Cleared Swaps
		MARKIT CDX.NA.HY.23	2,463,800	USD	$2,463,800	(5.000)%	Dec 2019	($141,556)	($21,505)	($163,061)
		MARKIT CDX.NA.HY.25	2,415,600	USD	2,415,600	(5.000)%	Dec 2020	17,901	86,520	104,421
					$4,879,400			($123,655)	$65,015	($58,640)

Investment Quality Bond Trust

The portfolio used credit default swaps to manage against potential credit events and gain exposure to securities or a credit index. The portfolio held credit default swaps with total USD notional amounts ranging from approximately $12.5 million to $32.3 million, as measured at each quarter end.

Portfolio	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/ Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Investment Quality Bond Trust
	Bank of America	CDX-EMS25V1-5Y	246,000	USD	$246,000	(1.00)%	Jun 2021	$21,207	($2,586)	$18,621
	Goldman Sachs International	CDX-EMS25V1-5Y	2,844,000	USD	2,844,000	(0.01)%	Jun 2021	247,391	(32,116)	215,275
	Goldman Sachs International	Brazil Republic	175,000	USD	175,000	(0.01)%	Jun 2021	19,557	(2,904)	16,653
	Goldman Sachs International	Columbia Republic	135,000	USD	135,000	(1.00)%	Jun 2021	8,253	(1,963)	6,290
	Goldman Sachs International	United Mexican States	175,000	USD	175,000	(1.00)%	Jun 2018	(549)	(486)	(1,035)
	Goldman Sachs International	United Mexican States	175,000	USD	175,000	(1.00)%	Jun 2018	(687)	(348)	(1,035)
	JPMorgan Chase Bank	Marathon Oil Corporation	25,000	USD	25,000	(1.00)%	Jun 2020	5,264	(3,327)	1,937
Exchange-Cleared Swaps
		CDX-EMS25V1-5Y	3,924,000	USD	3,924,000	(1.00)%	Jun 2021	314,800	(17,775)	297,025
		ITRAXX-XOVERS25V1-5Y	951,000	EUR	1,055,896	(0.50)%	Jun 2021	(58,289)	(11,312)	(69,601)
		ITRAXX-EUROPES25V1-5Y	2,226,000	EUR	2,471,529	(1.00)%	Jun 2021	(16,981)	(7,061)	(24,042)
		CDX-NAHYS26V1-5Y	9,013,000	USD	9,013,000	(5.00)%	Jun 2021	(166,959)	(137,631)	(304,590)
		CDX-NAIGS26V1-5Y	4,497,000	USD	4,497,000	(1.00)%	Jun 2021	(40,959)	(9,729)	(50,688)
					$24,736,425	5		$332,048	($227,238)	$104,810

New Income Trust

The portfolio used credit default swaps to manage against potential credit events. The portfolio held credit default swaps with total USD notional ranging from approximately $3.5 million to $13.3 million, as measured at each quarter end.

Portfolio	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/ Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
New Income Trust
Exchange-Cleared Swaps
		CDX.NA.HY.26	3,500,000.00	USD	$3,500,000	(5.000)%	Jun 2021	($44,821)	($5,396)	($50,217)
					$3,500,000			($44,821)	($5,396)	($50,217)

Credit Default Swaps-Seller

Implied credit spreads are utilized in determining the market value of CDS agreements in which a portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a portfolio as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following tables summarize the CDS contracts held at June 30, 2016, and the range of notional contract amounts held by the portfolios during the six months ended June 30, 2016. In addition, the tables detail how the portfolios used CDS contracts as seller of protection during the six months ended June 30, 2016.

Global Bond Trust

The portfolio used credit default swaps to manage against potential credit events and to take a long position in the exposure of the benchmark credit. The portfolio held credit default swaps with total USD notional amounts ranging from approximately $8.4 million to $75.1 million, as measured at each quarter end.

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Portfolio	Counterparty	Reference Obligation	Implied Credit Spreads at 6-30-16	Notional Amount	Currency	USD Notional Amount	(Pay)/ Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Trust
	Bank of America N.A.	Volkswagen Aktiengesellschaft	0.33%	700,000	EUR	$744,240	1.00%	Dec 2016	($2,494)	$5,216	$2,722
	Barclays Capital	People’s Republic of China	0.68%	600,000	USD	600,000	1.00%	Mar 2019	540	4,876	5,416
	Credit Suisse International	Tesco PLC	2.53%	200,000	EUR	212,930	1.00%	Dec 2020	(13,864)	(513)	(14,377)
	Deutsche Bank AG	People’s Republic of China	0.68%	600,000	USD	600,000	1.00%	Mar 2019	154	5,262	5,416
	Goldman Sachs International	Tesco PLC	2.53%	800,000	EUR	910,080	1.00%	Dec 2020	(59,524)	2,018	(57,506)
	Goldman Sachs International	Tesco PLC	2.53%	100,000	EUR	113,760	1.00%	Dec 2020	(7,397)	209	(7,188)
	Goldman Sachs International	United Mexican States	1.09%	800,000	USD	800,000	1.00%	Sep 2019	4,427	(6,344)	(1,917)
	HSBC Bank USA	United Mexican States	1.09%	600,000	USD	600,000	1.00%	Sep 2019	3,228	(4,666)	(1,438)
	JPMorgan Chase Bank	People’s Republic of China	0.68%	1,400,000	USD	1,400,000	1.00%	Mar 2019	2,525	10,112	12,637
	JPMorgan Chase Bank	Tesco PLC	2.53%	600,000	EUR	641,130	1.00%	Mar 2021	(41,451)	(1,679)	(43,130)
	Morgan Stanley Capital Services, Inc.	People’s Republic of China	0.68%	200,000	USD	200,000	1.00%	Mar 2019	(103)	1,911	1,808
Exchange-Cleared Swaps
		CDX.NA.HY.26	4.26%	1,600,000	USD	1,600,000	0.50%	Jun 2021	57,020	(2,896)	54,124
						$8,422,140			($56,939)	$13,506	($43,433)

Investment Quality Bond Trust

The portfolio used credit default swaps to take a long position in exposure of the benchmark credit and gain exposure to securities or a credit index. The portfolio held credit default swaps with total USD notional amounts ranging from approximately $8.8 million to $15.5 million, as measured at each quarter end.

Portfolio	Counterparty	Reference Obligation	Implied Credit Spread at 6-30-16	Notional Amount	Currency	USD Notional Amount	(Pay)/ Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Investment Quality Bond Trust
	JP Morgan Chase Bank	Russian Federation	2.29%	500,000	USD	$500,000	1.00%	Jun 2021	($35,071.00)	$4,885	($30,186)
Exchange-Cleared Swaps
		CMBX.NA.AAA.6	0.78%	200,000	USD	200,000	0.50%	May 2063	(6,446.00)	3,296	(3,150)
		CMBX.NA.AAA.6	0.78%	360,000	USD	360,000	0.50%	May 2063	(12,248.00)	6,578	(5,670)
		CMBX.NA.AAA.6	0.78%	270,000	USD	270,000	0.50%	May 2063	(9,181.00)	4,929	(4,252)
		CMBX.NA.AAA.6	0.78%	460,000	USD	460,000	0.50%	May 2063	(15,448.00)	8,203	(7,245)
		CMBX.NA.AAA.6	0.78%	285,000	USD	285,000	0.50%	May 2063	(9,488.00)	4,999	(4,489)
		CMBX.NA.AAA.6	0.78%	5,516,000	USD	5,516,000	0.50%	May 2063	(179,501.00)	92,626	(86,875)
		CMBX.NA.AAA.6	0.78%	365,000	USD	365,000	0.50%	May 2063	(8,572.00)	2,823	(5,749)
		CMBX.NA.AAA.6	0.78%	755,000	USD	755,000	0.50%	May 2063	(17,932.00)	6,041	(11,891)
		CMBX.NA.AAA.6	0.78%	1,211,000	USD	1,211,000	0.50%	May 2063	(28,808.00)	9,735	(19,073)
						$9,922,000			($322,695)	$144,115	($178,580)

Inflation Swaps.  In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on the same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swaps will break even.

Global Bond Trust

The portfolio used inflation swaps to take a position on current versus future inflation expectations. The portfolio held inflation swaps with total USD notional amounts ranging approximately up to $4.3 million, as measured at each quarter end. At June 30, 2016, the portfolio held no inflation swap contracts.

Volatility Swaps.  Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the price variance is less than the strike price. As a payer of the realized price variance, the portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. Payments on volatility swaps will be greater if they are based upon the mathematical square of volatility (which is referred to as “variance”). This type of volatility swap is referred to as a variance swap.

Global Bond Trust

The portfolio used volatility swaps to take a position on future expectations of volatility. The portfolio held volatility swaps with total USD notional amounts ranging from approximately $123,432 to $206,782, as measured at each quarter end.

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Portfolio	Counterparty	Reference Entity	Currency	Notional Amount	USD Notional Amount	Pay/ Receive Volatility	Volatility Strike Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Trust
	Deutsche Bank	EUR versus BRL	EUR	5,000	$5,686	Receive	24.00%	Jul 2016	—	$32,940	$32,940
	Deutsche Bank	EUR versus CHF	CHF	8,000	8,334	Receive	8.45%	Aug 2016	—	16,214	16,214
	Deutsche Bank	EUR versus CHF	CHF	6,000	6,164	Receive	8.80%	Aug 2016	—	14,335	14,335
	Deutsche Bank	EUR versus CHF	CHF	18,000	18,439	Receive	8.35%	Aug 2016	—	34,339	34,339
	Deutsche Bank	EUR versus CHF	CHF	8,000	8,195	Receive	8.65%	Aug 2016	—	17,724	17,724
	Deutsche Bank	EUR versus CHF	CHF	8,000	8,314	Receive	8.70%	Aug 2016	—	17,949	17,949
	Deutsche Bank	EUR versus CHF	CHF	8,000	8,258	Receive	9.00%	Aug 2016	—	20,930	20,930
	Deutsche Bank	EUR versus CHF	CHF	8,000	8,195	Pay	10.25%	Aug 2016	—	(2,966)	(2,966)
	Deutsche Bank	EUR versus CHF	CHF	7,000	7,088	Receive	8.50%	Sep 2016	—	9,744	9,744
	Deutsche Bank	EUR versus CHF	CHF	9,000	9,217	Receive	7.25%	Jan 2017	—	—	—
	Deutsche Bank	EUR versus CHF	CHF	11,000	11,307	Receive	8.50%	Mar 2017	—	5,193	5,193
	Deutsche Bank	EUR versus CHF	CHF	7,000	7,258	Receive	8.15%	Mar 2017	—	184	184
	Deutsche Bank	USD versus CHF	CHF	18,000	18,439	Pay	10.55%	Aug 2016	—	(1,134)	(1,134)
	Deutsche Bank	USD versus CHF	CHF	8,000	8,314	Pay	10.90%	Aug 2016	—	5,264	5,264
	Deutsche Bank	USD versus CHF	CHF	6,000	6,164	Pay	11.20%	Aug 2016	—	5,462	5,462
	Deutsche Bank	USD versus CHF	CHF	8,000	8,258	Pay	11.20%	Aug 2016	—	7,122	7,122
	Deutsche Bank	USD versus CHF	CHF	8,000	8,334	Pay	10.45%	Aug 2016	—	(1,481)	(1,481)
	Deutsche Bank	USD versus CHF	CHF	7,000	7,088	Pay	10.00%	Sep 2016	—	2,501	2,501
	Deutsche Bank	USD versus CHF	CHF	4,000	4,012	Pay	10.80%	Dec 2016	—	2,116	2,116
	Deutsche Bank	USD versus CHF	CHF	4,000	4,012	Receive	8.40%	Dec 2016	—	4,535	4,535
	Deutsche Bank	USD versus CHF	CHF	9,000	9,217	Pay	9.25%	Jan 2017	—	—	—
	Deutsche Bank	USD versus CHF	CHF	11,000	11,307	Pay	10.30%	Mar 2017	—	1,762	1,762
	Deutsche Bank	USD versus CHF	CHF	7,000	7,258	Pay	10.05%	Mar 2017	—	(341)	(341)
	HSBC Bank USA	EUR versus BRL	EUR	3,000	3,412	Receive	24.50%	Jul 2016	—	22,255	22,255
	HSBC Bank USA	EUR versus BRL	EUR	4,000	4,512	Receive	23.75%	Jul 2016	—	28,197	28,197
					$206,782				—	$242,844	$242,844

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2016 by risk category:

Portfolio	Risk	Statements of Assets and Liabilities Location	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Global Bond Trust	Interest rate	Receivable/payable for futures	Futures†	$9,764,631	($408,794)
	Interest rate	Written options, at value	Written options	—	(269,221)
	Credit	Written options, at value	Written options	—	(14,456)
	Foreign currency	Written options, at value	Written options	—	(928,184)
	Foreign currency	Swap contracts, at value	Currency Swaps	1,289,067	(3,162,464)
	Foreign currency	Swap contracts, at value	Volatility Swaps	248,766	(5,922)
	Interest rate	Swap contracts, at value	Interest rate swapsˆ	6,790,492	(19,725,058)
	Foreign currency	Unaffiliated investments, at value*	Purchased options	345,916	—
	Interest rate	Unaffiliated investments, at value*	Purchased options	138,666	—
	Credit	Swap contracts, at value	Credit default swapsˆ	392,001	(1,231,171)
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency exchange contracts	Forward foreign currency contracts	7,436,561	(13,034,334)
				$26,406,100	($38,779,604)
High Yield Trust	Interest rate	Receivable/payable for futures	Futures†	$657,136	($28,018)
	Credit	Swap contracts, at value	Credit default swapsˆ	104,421	(163,061)
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency exchange contracts	Forward foreign currency contracts	61,410	(29,480)
				$822,967	($220,559)
Investment Quality Bond Trust	Interest rate	Receivable/payable for futures	Futures†	$1,605,185	($960,473)
	Interest rate	Swap contracts, at value	Interest rate swapsˆ	—	(2,510,115)
	Credit	Swap contracts, at value	Credit default swapsˆ	555,801	(629,571)
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency exchange contracts	Forward foreign currency contracts	84,642	(451,577)
				$2,245,628	($4,551,736)

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Portfolio	Risk	Statements of Assets and Liabilities Location	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
New Income Trust	Interest rate	Receivable/payable for futures	Futures†	$1,290,644	($832,938)
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency exchange contracts	Forward foreign currency contracts	499,382	(140,250)
	Credit	Swap contracts, at value	Credit default swapsˆ	—	(50,217)
				$1,790,026	($1,023,405.00)
Strategic Income Opportunities Trust	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency exchange contracts	Forward foreign currency contracts	$12,649,978	($16,156,805)
	Foreign currency	Unaffiliated investments, at value*	Purchased options	2,514,392	—
				$15,164,370	($16,156,805.00)

†	Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the period end variation margin is separately disclosed in the Statements of assets and liabilities.
*	Purchased options are included in the Portfolio’s Investments
ˆ	Reflects cumulative appreciation/depreciation on swap contracts. Period end variation margin for centrally cleared swaps and appreciation/depreciation for OTC swaps are shown separately in the Statements of assets and liabilities.

For financial reporting purposes, a portfolio does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the portfolio and the applicable counterparty. The tables below reflect the portfolio’s exposure to counterparties subject to an ISDA for OTC derivative transactions:

OTC Derivatives	Asset	Liability
Global Bond Trust
Credit default swaps	$288,103	($603,650)
Currency swaps	1,289,067	(3,162,464)
Forward foreign currency contracts	7,436,561	(13,034,334)
Interest rate swaps	48,553	—
Purchased options	479,230	—
Volatility swaps	248,766	(5,922)
Written options	—	(1,061,550)
	$9,790,280	($17,867,920)

Strategic Income Opportunities Trust
Forward foreign currency contracts	$12,649,978	($16,156,805)
Purchased Options	2,514,392	—
	$15,164,370	($16,156,805)

Counterparty	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty	Collateral Posted by Portfolio	Net Exposure
Global Bond Trust
Bank of America N.A.	($744,541)	—	—	($744,541)
Barclays Capital	(1,127,350)	—	$1,123,516	(3,834)
BNP Paribas SA	133,437	—	—	133,437
Citibank N.A.	(1,889,068)	—	1,342,729	(546,339)
Credit Suisse International	(55,058)	—	48,484	(6,574)
Deutsche Bank AG	528,554	$370,107	—	158,447
Goldman Sachs Bank USA	(3,165,945)	—	3,165,945	—
Goldman Sachs International	(1,520,453)	—	208,691	(1,311,762)
HSBC Bank USA	3,694,057	3,694,057	—	—
JPMorgan Chase Bank N.A.	(3,178,390)	—	3,178,390	—
Morgan Stanley Bank, N.A.	(84,010)	—	—	(84,010)
Morgan Stanley Capital Services, Inc.	(16,536)	—	16,536	—
Nomura Global Financial Products, Inc.	(45,250)	—	—	(45,250)
Standard Chartered Bank, London	(921,446)	—	906,696	(14,750)
The Royal Bank of Scotland PLC	(23,023)	—	—	(23,023)
UBS AG	337,382	320,007	—	17,375
Totals	($8,077,640)	$4,384,171	$9,990,987	($2,470,824)

Strategic Income Opportunities Trust
Australia and New Zealand Banking Group	($489,745)	—	$310,000	($179,745)
Bank of America International	18	—	—	18
Canadian Imperial Bank of Commerce	1,075,436	$734,930	—	340,506
Citibank N.A.	483,966	483,966	—	—
Deutsche Bank Securities	231,945	231,945	—	—
Goldman Sachs & Company	988,805	988,805	—	—
HSBC Bank USA	503,189	297,377	—	205,812

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Counterparty	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty	Collateral Posted by Portfolio	Net Exposure
JPMorgan Chase Bank N.A.	(861,309)	—	860,000	(1,309)
Morgan Stanley Capital Services, Inc.	(107,378)	—	—	(107,378)
Royal Bank of Canada	429,987	417,719	—	12,268
Royal Bank of Scotland	223	—	—	223
State Street Bank and Trust Company	(2,811,398)	—	2,390,000	(421,398)
Toronto Dominion Bank	(915,253)	—	360,000	(555,253)
U.S. Bank	479,079	479,079	—	—
	($992,435)	$3,633,821	$3,920,000	($706,256)

Effect of derivative instruments on the Statements of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2016:

	Statements of operations Location—Net Realized Gain (Loss) on:
Portfolio	Risk	Unaffiliated Investments and Foreign Currency Transactions[1]	Written Options	Futures Contracts	Swap Contracts	Unaffiliated Investments and Foreign Currency Transactions[2]	Total
Global Bond Trust	Interest rate	($14,130)	$445,137	$5,879,303	($12,701,349)	—	($6,391,039)
	Credit	—	—	—	(427,630)	—	(427,630)
	Foreign currency	(683,893)	504,664	—	168,725	$6,865,559	6,855,055
	Total	($698,023)	$949,801	$5,879,303	($12,960,254)	$6,865,559	$36,386
High Yield Trust	Interest rate	—	—	$319,526	—	—	$319,526
	Credit	—	—	—	($43,809)	—	(43,809)
	Foreign currency	—	—	—	—	($38,636)	(38,636)
	Total	—	—	$319,526	($43,809)	($38,636)	$237,081
Investment Quality Bond Trust	Interest rate	$15,007	—	$731,957	($337,352)	—	$409,612
	Credit	—	$3,258	—	(379,513)	—	(376,255)
	Foreign currency	—	—	—	(547)	($121,197)	(121,744)
	Total	$15,007	$3,258	$731,957	($717,412)	($121,197)	($88,387)
New Income Trust	Interest rate	—	—	($1,106,977)	—	—	($1,106,977)
	Credit	—	—	—	($361,699)	—	(361,699)
	Foreign currency	—	—	—	—	$14,832	14,832
	Total	—	—	($1,106,977)	($361,699)	$14,832	($1,453,844)
Strategic Income Opportunities Trust	Interest rate	—	—	($2,606,244)	—	—	($2,606,244)
	Foreign currency	$476,472	—	—	—	($1,899,044)	(1,422,572)
	Total	$476,472	—	($2,606,244)	—	($1,899,044)	($4,028,816)

1	Realized gain/loss associated with purchased options is included in this caption on the Statements of operations.
2	Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statements of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2016:

	Statements of operations Location—Change in Unrealized Appreciation (Depreciation) of:
Portfolio	Risk	Unaffiliated Investments and Translation of Assets and Liabilities in Foreign Currencies[1]	Written Options	Futures Contracts	Swap Contracts	Unaffiliated Investments and Translation of Assets and Liabilities in Foreign Currencies[2]	Total
Global Bond Trust	Interest rate	($123,057)	($262,885)	$10,342,766	($755,755)	—	$9,201,069
	Credit	—	14,446		848,696	—	863,142
	Foreign currency	(151,747)	8,584		(2,950,579)	($10,296,525)	(13,390,267)
	Total	($274,804)	($239,855)	$10,342,766	($2,857,638)	($10,296,525)	($3,326,056)
High Yield Trust	Interest rate	—	—	$516,745	—	—	$516,745
	Credit	—	—	—	$16,948	—	16,948
	Foreign currency	—	—	—	—	$111,421	111,421
	Total	—	—	$516,745	$16,948	$111,421	$645,114
Investment Quality Bond Trust	Interest rate	—	—	$600,722	($1,008,191)	—	($407,469)
	Credit	—	—	—	(58,390)	—	(58,390)
	Foreign currency	—	—	—	(4,602)	($405,210)	(409,812)
	Total	—	—	$600,722	($1,071,183)	($405,210)	($875,671)
New Income Trust	Interest rate	—	—	($126,761)	—	—	($126,761)
	Credit	—	—	—	($9,656)	—	(9,656)
	Foreign currency	—	—	—	—	$183,382	183,382
	Total	—	—	($126,761)	($9,656)	$183,382	$46,965
Strategic Income Opportunities Trust	Interest rate	—	—	($174,933)	—	—	($174,933)
	Foreign currency	$251,727	—	—	—	($2,489,892)	($2,238,165)
	Total	$251,727	—	($174,933)	—	($2,489,892)	($2,413,098)

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1	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statements of operations.
2	Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statements of operations.

4.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect wholly owned subsidiaries of MFC.

Management fee.  The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisory, on an annual basis, as detailed below. Aggregate net assets generally include the net assets of the portfolios and the net assets of a similar portfolio of John Hancock Funds II (JHF II), unless otherwise noted below. JFH II Funds are advised by John Hancock Advisers LLC (JHA), an affiliate of the Advisor, and are distributed by an affiliate of the Advisor, John Hancock Funds, LLC.

•	Active Bond Trust — a) 0.60% of the first $2.5 billion of aggregate net assets; b) 0.575% of aggregate net assets between $2.5 billion and $5.0 billion; and c) 0.55% of the excess over $5.0 billion of aggregate net assets.

•	Bond Trust — a) 0.65% of the first $500 million of aggregate net assets; b) 0.60% of aggregate net assets between $500 million and $1.5 billion; c) 0.575% of aggregate net assets between $1.5 billion and $2.5 billion; and d) 0.55% of the excess over $2.5 billion of aggregate net assets.

•	Core Bond Trust — a) 0.69% of the first $200 million of aggregate net assets; b) 0.64% of aggregate net assets between $200 million and $400 million; and c) 0.57% of the excess over $400 million of aggregate net assets.

•	Global Bond Trust — 0.70% of the aggregate net assets.

•	High Yield Trust — a) 0.70% of the first $500 million of aggregate net assets and b) 0.65% of the excess over $500 million of aggregate net assets.

•	Income Trust — Aggregate net assets for this portfolio include the net assets of Income Trust, International Value Trust, Global Trust and Mutual Shares Trust, the net assets of similar funds of JHF II for all the funds listed and JHF II International Small Cap Fund. The financial statements for the other portfolios listed are not included in this report. The monthly management fee paid on these assets is a) 1.075% on the first $50 million of aggregate net assets; b) 0.915% of aggregate net assets between $50 million and $200 million; c) 0.825% of the aggregate net assets between $200 million and $500 million; and d) 0.80% of the excess over $500 million of aggregate net assets. When aggregate net assets exceed $500 million, the rate is 0.80% of all assets.

•	Investment Quality Bond Trust — a) 0.60% of the first $500 million of aggregate net assets and b) 0.55% of the excess over $500 million of aggregate net assets.

•	Money Market Trust — as of April 6, 2016, the management fee rates are as follows: a) 0.50% of the first $500 million of aggregate net assets; b) 0.425% of the next $250 million aggregate net assets; c) 0.375% of the next $250 million aggregate net assets; d) 0.35% of the next $500 million aggregate net assets; e) 0.325% of the next $500 million aggregate net assets; f) 0.30% of the next $500 million aggregate net assets; and g) 0.275% of the excess over $2.5 billion of aggregate net assets. Prior to April 6, 2016 the management fee rates were as follows: a) 0.50% of the first $500 million of net assets and b) 0.47% of the excess of $500 million of net assets. Aggregate net assets include net assets of the portfolio and Money Market Fund, a series of John Hancock Current Interest.

•	New Income Trust — a) If the average net assets of the portfolio are less than $100 million i) 0.725% of the first $50 million average net assets and ii) 0.675% of the next $50 million average net assets; b) 0.650% of average net assets if the average net assets are between $100 million and $250 million; c) 0.600% of average net assets if the average net assets are between $250 million and $500 million; d) if the average net assets are between $500 million and $1 billion i) 0.575% of the first $500 million average net assets and ii) 0.550% of average net assets over $500 million and e) 0.550% of average net assets if the average net assets exceed $1 billion.

•	Short Term Government Income Trust — a) 0.57% of the first $250 million of aggregate net assets and b) 0.55% of the excess over $250 million of aggregate net assets. Aggregate net assets include net assets of the portfolio and the Short Term Government Income Fund, a series of John Hancock Funds II.

•	Strategic Income Opportunities Trust — a) 0.70% of the first $500 million of aggregate net assets and b) 0.65% of the next $3 billion of aggregate net assets; and c) 0.60% of the excess over $3.5 billion of aggregate net assets. Aggregate net assets include net assets of the portfolio, the Strategic Income Opportunities Fund (a sub-fund of John Hancock Worldwide Investors, PLC), the Strategic Income Opportunities Fund (a series of John Hancock Funds II), and the Income Allocation Fund (a series of John Hancock Funds II, but only with respect to the assets of the Income Allocation Fund managed according to that Fund’s subadvisor’s strategic income opportunities strategy).

•	Total Bond Market Trust B — a) 0.47% of the first $1.5 billion of aggregate net assets and b) 0.46% of the excess over $1.5 billion of aggregate net assets.

•	Ultra Short Term Bond Trust — a) 0.55% of the first $250 million of average net assets and b) 0.53% of the excess over $250 million of average net assets.

The organizations described below act as the subadvisors to the Trust and its portfolios pursuant to Subadvisory Agreements with the Advisor. The portfolios’ management is allocated among the following managers:

Portfolio	Subadvisors
Active Bond Trust	Declaration Management and Research, LLC[1] and John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Bond Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Core Bond Trust	Wells Capital Management, Inc.
Global Bond Trust	Pacific Investment Management Company, LLC
High Yield Trust	Western Asset Management Company (Sub-Subadvisor is Western Asset Management Company Limited)
Income Trust	Franklin Advisers, Inc.
Investment Quality Bond Trust	Wellington Management Company, LLP

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FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Portfolio	Subadvisors
Money Market Trust	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited[1]
New Income Trust	T. Rowe Price Associates, Inc.
Short Term Government Income Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Strategic Income Opportunities Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Total Bond Market Trust B	Declaration Management and Research, LLC[1]
Ultra Short Term Bond Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]

[1]	An affiliate of the Advisor.

The portfolios are not responsible for payment of the subadvisory fees.

Expense reimbursements.  The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the respective portfolios exceed the percentage of average net assets detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the portfolios’ business, advisory fees, Rule 12b-1 fees, and fees under any agreements or plans of the portfolios dealing with services for shareholders and others with beneficial interest in shares of portfolios. This expense reduction will continue in effect until terminated by the Advisor.

Portfolio	Expense limitation as a percentage of average net assets
Active Bond Trust	0.15%
Bond Trust	0.15%
Core Bond Trust	0.15%
Global Bond Trust	0.15%
High Yield Trust	0.15%
Income Trust	0.15%
Investment Quality Bond Trust	0.15%
Money Market Trust	0.15%
New Income Trust	0.15%
Short Term Government Income Trust	0.15%
Strategic Income Opportunities Trust	0.15%
Ultra Short Term Bond Trust	0.15%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the portfolios (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended June 30, 2016, this waiver amounted to 0.01% of the portfolios’ average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the portfolios and with the approval of the Board of Trustees.

The Advisor has voluntarily agreed to reduce its advisory fee for portfolios that are subadvised by T. Rowe Price by the amount that the subadvisory fee is reduced pursuant to the subadvisory agreement with T. Rowe Price. This waiver impacts New Income Trust and may be terminated at any time by the Advisor.

The Distributor has voluntarily agreed to reimburse certain class-specific portfolio expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) for Money Market Trust to the extent necessary in order to maintain a minimum yield for all classes of the portfolio. In addition, the Advisor voluntarily agreed to reimburse certain portfolio expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor’s reimbursement of class-specific portfolio expenses is fully utilized.

Effective May 1, 2016, the Advisor has contractually agreed to waive its advisory fee on Money Market Trust in an amount so that the annual operating expenses do not exceed 0.28% of Money Market Trust’s average net assets. This waiver includes all expenses except taxes, brokerage commissions, interest expense, short dividends, acquired fund fees, litigation and indemnification expenses, Rule 12b-1 fees and extraordinary expenses not incurred in the ordinary course of the portfolio’s business and underlying fund expenses. The expense waiver will remain in effect until April 30, 2018, and may terminate at any time thereafter.

The Advisor has contractually agreed to waive its advisory fee for Total Bond Market Trust B in an amount so that annual operating expenses do not exceed 0.25% of Total Bond Market Trust B’s average net assets. The waiver excludes taxes, short dividends, acquired fund fees, brokerage commissions, interest expense, litigation and indemnification expenses, underlying fund expenses, Rule 12b-1 fees and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business. The expense waivers will remain in effect until April 30, 2017, and may terminate any time thereafter.

The Advisor has voluntarily agreed to waive its advisory fees on Income Trust and/or reduce expenses by 0.03% of the portfolio’s average net assets. This voluntary waiver may terminate at any time.

For the six months ended June 30, 2016, the expense reductions described above amounted to:

Expense Reimbursement by Class
Portfolio	Series I	Series II	Series NAV	Total
Active Bond Trust	$1,547	$6,401	$19,684	$27,632
Bond Trust	7,314	19,457	299,177	325,948
Core Bond Trust	5,032	4,599	36,954	46,585
Global Bond Trust	1,557	3,216	17,447	22,220
High Yield Trust	3,051	2,343	3,062	8,456
Income Trust	—	—	62,628	62,628
Investment Quality Bond Trust	5,940	3,213	925	10,078

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FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Expense Reimbursement by Class
Portfolio	Series I	Series II	Series NAV	Total
Money Market Trust	1,056,872	350,994	74,746	1,482,612
New Income Trust	—	—	114,361	114,361
Short Term Government Income Trust	1,615	1,325	8,965	11,905
Strategic Income Opportunities Trust	16,570	1,780	2,940	21,290
Total Bond Market Trust B	254,881	109,368	353,309	717,558
Ultra Short Term Bond Trust	406	9,786	538	10,730

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2016 were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:

Portfolio	Annual Effective Rate
Active Bond Trust	0.59%
Bond Trust	0.56%
Core Bond Trust	0.58%
Global Bond Trust	0.69%
High Yield Trust	0.68%
Income Trust	0.76%
Investment Quality Bond Trust	0.57%
Money Market Trust	0.28%
New Income Trust	0.53%
Short Term Government Income Trust	0.55%
Strategic Income Opportunities Trust	0.62%
Total Bond Market Trust B	0.21%
Ultra Short Term Bond Trust	0.54%

Accounting and legal services.  Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2016 amounted to an annual rate of 0.01% of the portfolios’ average daily net assets.

Distribution and service plans.  The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Series I and Series II shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:

Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%

Currently, only 0.05% for Series I shares and 0.25% for Series II shares are charged for Rule 12b-1 fees.

Trustee expenses.  The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program  Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption Payable for interfund lending in the respective portfolios’ Statement of assets and liabilities. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The portfolios’ activities in this program during the period for which loans were outstanding were as follows:

Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income
Active Bond Trust	Lender	$19,257,985	1	0.70%	$374
New Income Trust	Lender	$11,309,959	1	0.67%	$209
Total Bond Market Trust B	Lender	$28,860,438	3	0.70%	$1,684

6.  PORTFOLIO SHARE TRANSACTIONS Transactions in the portfolios’ shares for the six months ended June 30, 2016 and for the year ended December 31, 2015 were as follows:

Active Bond Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	120,166	$1,159,308	263,331	$2,617,889
Distributions reinvested	—	—	238,455	2,281,571
Repurchased	(386,608)	(3,704,990)	(796,162)	(7,892,992)
Net decrease	(266,442)	($2,545,682)	(294,376)	($2,993,532)
Series II shares
Sold	1,975	$18,644	1,034,018	$9,967,663
Distributions reinvested	—	—	952,662	9,136,300
Repurchased	(1,928,675)	(18,558,900)	(4,170,702)	(41,237,444)
Net decrease	(1,926,700)	($18,540,256)	(2,184,022)	($22,133,481)

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PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Active Bond Trust (continued)	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	485,342	$4,647,062	946,680	$9,379,685
Distributions reinvested	—	—	2,978,601	28,505,136
Repurchased	(2,784,535)	(26,823,146)	(3,821,235)	(37,740,401)
Net increase (decrease)	(2,299,193)	($22,176,084)	104,046	$144,420
Total net decrease	(4,492,335)	($43,262,022)	(2,374,352)	($24,982,593)

Bond Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	33,383	$465,171	1,015,939	$13,803,693
Issued in reorganization (Note 10)	363,902	4,996,868	—	—
Distributions reinvested	—	—	450,984	6,053,397
Repurchased	(927,419)	(12,626,622)	(2,855,373)	(39,169,916)
Net decrease	(530,134)	($7,164,583)	(1,388,450)	($19,312,826)
Series II shares
Sold	12,910,907	$175,164,614	10,845,661	$147,797,490
Issued in reorganization (Note 10)	2,125,600	29,207,548	—	—
Distributions reinvested	—	—	1,042,114	14,008,990
Repurchased	(14,092,315)	(191,538,818)	(14,258,346)	(195,092,332)
Net increase (decrease)	944,192	$12,833,344	(2,370,571)	($33,285,852)
Series NAV shares
Sold	35,498,231	$478,937,695	12,766,181	$175,138,534
Issued in reorganization (Note 10)	2,033,139	27,910,506	—	—
Distributions reinvested	—	—	19,661,048	263,742,669
Repurchased	(85,756,409)	(1,162,438,927)	(117,135,922)	(1,603,624,017)
Net decrease	(48,225,039)	($655,590,726)	(84,708,693)	($1,164,742,814)
Total net decrease	(47,810,981)	($649,921,965)	(88,467,714)	($1,217,341,492)

Core Bond Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	153,040	$2,026,575	812,463	$10,838,265
Issued in reorganization (Note 10)	—	—	11,468,071	154,715,892
Distributions reinvested	—	—	212,381	2,781,504
Repurchased	(1,275,141)	(17,142,286)	(1,800,830)	(23,837,486)
Net increase (decrease)	(1,122,101)	($15,115,711)	10,692,085	$144,498,175
Series II shares
Sold	418,201	$5,559,021	219,788	$2,912,314
Issued in reorganization (Note 10)	—	—	11,126,674	149,886,010
Distributions reinvested	—	—	175,609	2,298,566
Repurchased	(1,021,250)	(13,608,817)	(2,253,898)	(29,862,909)
Net increase (decrease)	(603,049)	($8,049,796)	9,268,173	$125,233,981
Series NAV shares
Sold	1,813,717	$24,190,406	870,802	$11,498,263
Issued in reorganization (Note 10)	—	—	15,509,241	208,404,731
Distributions reinvested	—	—	1,622,199	21,158,504
Repurchased	(7,130,468)	(94,433,818)	(14,336,509)	(189,642,163)
Net increase (decrease)	(5,316,751)	($70,243,412)	3,665,733	$51,419,335
Total net increase (decrease)	(7,041,901)	($93,408,919)	23,625,991	$321,151,491

Global Bond Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	198,722	$2,473,892	103,870	$1,267,844
Distributions reinvested	—	—	96,448	1,154,479
Repurchased	(297,448)	(3,693,978)	(800,519)	(9,760,294)
Net decrease	(98,726)	($1,220,086)	(600,201)	($7,337,971)
Series II shares
Sold	348,407	$4,260,452	562,014	$6,784,022
Distributions reinvested	—	—	214,270	2,536,952
Repurchased	(899,918)	(11,078,241)	(2,311,580)	(27,794,986)
Net decrease	(551,511)	($6,817,789)	(1,535,296)	($18,474,012)
Series NAV shares
Sold	129,817	$1,598,671	544,876	$6,636,072
Distributions reinvested	—	—	1,150,729	13,716,691
Repurchased	(4,838,358)	(59,440,072)	(4,113,918)	(49,632,198)
Net decrease	(4,708,541)	($57,841,401)	(2,418,313)	($29,279,435)
Total net decrease	(5,358,778)	($65,879,276)	(4,553,810)	($55,091,418)

75

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

High Yield Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,092,405	$5,086,372	2,835,288	$15,653,328
Distributions reinvested	—	—	1,372,858	6,998,290
Repurchased	(2,318,457)	(11,590,336)	(5,401,018)	(30,338,133)
Net decrease	(1,226,052)	($6,503,964)	(1,192,872)	($7,686,515)
Series II shares
Sold	1,147,562	$5,622,644	3,281,161	$18,618,521
Distributions reinvested	—	—	1,072,685	5,575,011
Repurchased	(3,329,301)	(16,627,758)	(5,725,896)	(32,655,241)
Net decrease	(2,181,739)	($11,005,114)	(1,372,050)	($8,461,709)
Series NAV shares
Sold	3,250,301	$15,762,037	5,600,367	$30,099,862
Distributions reinvested	—	—	1,279,721	6,445,416
Repurchased	(2,160,218)	(10,616,115)	(5,886,957)	(32,345,547)
Net increase	1,090,083	$5,145,922	993,131	$4,199,731
Total net decrease	(2,317,708)	($12,363,156)	(1,571,791)	($11,948,493)

Income Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	—	—	144,745	$1,677,262
Distributions reinvested	—	—	1,509,621	16,579,926
Repurchased	(2,430,522)	($25,835,602)	(4,045,125)	(46,677,744)
Net decrease	(2,430,522)	($25,835,602)	(2,390,759)	($28,420,556)

Investment Quality Bond Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	132,024	$1,458,113	670,382	$7,573,924
Distributions reinvested	—	—	983,916	10,819,093
Repurchased	(1,011,438)	(11,249,757)	(2,633,613)	(30,085,470)
Net decrease	(879,414)	($9,791,644)	(979,315)	($11,692,453)
Series II shares
Sold	93,667	$1,036,756	473,377	$5,351,962
Distributions reinvested	—	—	529,510	5,824,930
Repurchased	(738,360)	(8,218,396)	(1,775,970)	(20,237,855)
Net decrease	(644,693)	($7,181,640)	(773,083)	($9,060,963)
Series NAV shares
Sold	2,701,332	$30,500,519	736,050	$8,424,767
Distributions reinvested	—	—	134,788	1,477,562
Repurchased	(274,036)	(3,023,700)	(309,526)	(3,521,527)
Net increase	2,427,296	$27,476,819	561,312	$6,380,802
Total net increase (decrease)	903,189	$10,503,535	(1,191,086)	($14,372,614)

Money Market Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	167,498,386	$167,498,386	304,418,581	$304,418,581
Distributions reinvested	255,537	255,537	1,963	1,963
Repurchased	(169,323,751)	(169,324,816)	(383,785,591)	(383,785,591)
Net decrease	(1,569,828)	($1,570,893)	(79,365,047)	($79,365,047)
Series II shares
Sold	445,576	$445,576	317,127	$317,127
Distributions reinvested	—	—	298	298
Repurchased	(23,203,988)	(23,203,988)	(62,855,909)	(62,855,909)
Net decrease	(22,758,412)	($22,758,412)	(62,538,484)	($62,538,484)
Series NAV shares[1]
Sold	22,423,025	$22,423,025	—	—
Issued in reorganization (Note 10)	401,438,296	401,438,296	—	—
Distributions reinvested	91,886	91,886	—	—
Repurchased	(25,397,775)	(25,397,775)	—	—
Net increase	398,555,432	$398,555,432	—	—
Total net increase (decrease)	374,227,192	$374,226,127	(141,903,531)	($141,903,531)

[1]	After the close of business on April 29, 2016, holders of Series NAV shares of Money Market Trust B became owners of an equal number of full and fractional Series NAV shares of Money Market Trust. These shares were first offered on 5-2-16.

New Income Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	—	—	5,344	$67,753
Distributions reinvested	—	—	4,039,464	51,560,947
Repurchased	(10,666,429)	($137,372,204)	(21,083,902)	(274,847,986)
Net decrease	(10,666,429)	($137,372,204)	(17,039,094)	($223,219,286)

76

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Short Term Government Income Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	391,308	$4,827,841	531,433	$6,630,232
Distributions reinvested	—	—	66,792	822,207
Repurchased	(480,565)	(5,946,176)	(1,067,063)	(13,280,876)
Net decrease	(89,257)	($1,118,335)	(468,838)	($5,828,437)
Series II shares
Sold	506,555	$6,256,370	1,266,707	$15,793,289
Distributions reinvested	—	—	48,232	594,207
Repurchased	(604,332)	(7,474,906)	(1,472,451)	(18,324,240)
Net decrease	(97,777)	($1,218,536)	(157,512)	($1,936,744)
Series NAV shares
Sold	1,447,967	$17,926,044	2,615,816	$32,619,899
Distributions reinvested	—	—	382,331	4,709,248
Repurchased	(980,283)	(12,104,552)	(7,216,877)	(89,889,780)
Net increase (decrease)	467,684	$5,821,492	(4,218,730)	($52,560,633)
Total net increase (decrease)	280,650	$3,484,621	(4,845,080)	($60,325,814)

Strategic Income Opportunities Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,702,961	$35,798,755	4,143,908	$55,569,914
Distributions reinvested	—	—	832,194	10,980,357
Repurchased	(825,519)	(10,991,538)	(2,592,396)	(34,645,434)
Net increase	1,877,442	$24,807,217	2,383,706	$31,904,837
Series II shares
Sold	22,303	$295,806	269,956	$3,617,301
Distributions reinvested	—	—	90,681	1,199,190
Repurchased	(337,577)	(4,474,799)	(733,025)	(9,831,351)
Net decrease	(315,274)	($4,178,993)	(372,388)	($5,014,860)
Series NAV shares
Sold	228,038	$2,984,609	3,488,578	$46,289,411
Distributions reinvested	—	—	123,237	1,620,322
Repurchased	(1,152,947)	(15,329,545)	(1,155,717)	(15,451,300)
Net increase (decrease)	(924,909)	($12,344,936)	2,456,098	$32,458,433
Total net increase	637,259	$8,283,288	4,467,416	$59,348,410

Total Bond Market Trust B	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	4,259,714	$44,154,690	4,956,570	$51,552,733
Distributions reinvested	—	—	460,064	4,683,456
Repurchased	(705,196)	(7,327,818)	(1,407,739)	(14,538,190)
Net increase	3,554,518	$36,826,872	4,008,895	$41,697,999
Series II shares
Sold	2,652,407	$27,337,390	2,425,676	$25,268,691
Distributions reinvested	—	—	173,782	1,771,006
Repurchased	(1,037,161)	(10,768,355)	(2,454,026)	(25,553,051)
Net increase	1,615,246	$16,569,035	145,432	$1,486,646
Series NAV shares
Sold	1,483,575	$15,479,437	3,912,454	$40,624,978
Distributions reinvested	—	—	768,943	7,822,749
Repurchased	(1,467,424)	(15,248,091)	(5,759,888)	(59,459,577)
Net increase (decrease)	16,151	$231,346	(1,078,491)	($11,011,850)
Total net increase	5,185,915	$53,627,253	3,075,836	$32,172,795

Ultra Short Term Bond Trust	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Series I shares
Sold	408,659	$4,767,972	1,390,848	$16,410,139
Distributions reinvested	—	—	11,895	138,916
Repurchased	(232,973)	(2,718,792)	(1,333,460)	(15,728,613)
Net increase	175,686	$2,049,180	69,283	$820,442
Series II shares
Sold	9,661,889	$112,620,408	17,141,008	$201,801,393
Distributions reinvested	—	—	243,250	2,840,906
Repurchased	(4,596,853)	(53,592,597)	(15,356,964)	(180,550,979)
Net increase	5,065,036	$59,027,811	2,027,294	$24,091,320
Series NAV shares
Sold	527,679	$6,161,918	545,844	$6,425,324
Distributions reinvested	—	—	15,750	183,932
Repurchased	(283,262)	(3,304,078)	(486,015)	(5,732,906)
Net increase	244,417	$2,857,840	75,579	$876,350
Total net increase	5,485,139	$63,934,831	2,172,156	$25,788,112

For portfolios with Series NAV shares, affiliates of the Trust owned 100% of the shares of beneficial interest.

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7.  PURCHASE AND SALE OF SECURITIES Purchases and sales of securities and U.S. Treasury obligations, other than short-term investments, are aggregated below for the six months ended June 30, 2016:

	Purchases		Sales and Maturities
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Active Bond Trust	$198,133,160	$117,207,505	$202,567,581	$145,201,929
Bond Trust	2,076,473,983	1,539,498,165	2,333,315,535	1,592,249,484
Core Bond Trust	2,881,702,120	879,712,021	2,907,349,381	908,724,802
Global Bond Trust	23,874,846	155,055,199	54,312,656	182,002,343
High Yield Trust	—	77,148,796	—	67,108,083
Income Trust	—	89,702,419	—	99,351,930
Investment Quality Bond Trust	21,634,358	89,538,078	9,791,906	87,139,655
New Income Trust	58,947,920	232,526,968	135,493,957	304,962,226
Short Term Government Income Trust	22,194,254	115,568,698	20,484,295	128,087,303
Strategic Income Opportunities Trust	—	125,914,736	—	92,391,303
Total Bond Market Trust B	137,592,458	103,215,123	116,441,697	64,623,331
Ultra Short Term Bond Trust	97,891,094	120,736,694	59,000,449	88,092,539

8.  INVESTMENT BY AFFILIATED FUNDS Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of each portfolio’s net assets. The following portfolios had an affiliate ownership of 5% or more of the portfolio’s net assets:

Portfolio	Affiliated Concentration
Bond Trust	91.1%
Core Bond Trust	62.5%
Global Bond Trust	63.8%
Income Trust	100.0%
New Income Trust	100.0%
Short Term Government Income Trust	37.7%

9. INTERFUND TRADING  The portfolios are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the portfolios from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2016 the portfolios engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:

Portfolio	Purchases	Sales
Active Bond Trust	$73,824	$18,576,792
Global Bond Trust	11,065,512	26,664,365

10.  REORGANIZATIONS

Real Return Bond Trust. On April 14, 2016, the shareholders of Real Return Bond Trust (the Acquired portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the Bond Trust (the Acquiring portfolio) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired portfolio in exchange for shares of the Acquiring portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired portfolio; and (c) the distribution to Acquired portfolio’s shareholders of such Acquiring portfolio’s shares. The reorganization was intended to consolidate the Acquired portfolio with a portfolio with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired portfolio or its shareholders. Thus, the investments were transferred to the Acquiring portfolio at the Acquired portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired portfolio was distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on April 29, 2016. The following outlines the reorganization:

ACQUIRING PORTFOLIO	ACQUIRED PORTFOLIO	NET ASSET VALUE OF THE ACQUIRED PORTFOLIO	DEPRECIATION OF THE ACQUIRED PORTFOLIO INVESTMENT	SHARES REDEEMED BY THE ACQUIRED PORTFOLIO	SHARES ISSUED BY THE ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
Bond Trust	Real Return Bond Trust	$62,114,923	($572,777)	5,556,689	4,522,641	$9,007,220,699	$9,069,335,622

Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired portfolio that have been included in the Acquiring portfolio’s Statement of operations at June 30, 2016. See Note 6 for capital shares issued in connection with the above referenced reorganization.

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REORGANIZATIONS, CONTINUED

Assuming the acquisition had been completed on January 1, 2016, the beginning of the reporting period, the combined portfolio’s pro forma results of operations for the six months ended June 30, 2016 are as follow:

Net investment income	$106,303,667
Net realized and unrealized gain (loss)	345,388,277
Increase in net assets from operations	$451,691,944

Money Market Trust B. On April 14, 2016, the shareholders of Money Market Trust B (the Acquired portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the Money Market Trust (the Acquiring portfolio) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired portfolio in exchange for shares of the Acquiring portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired portfolio; and (c) the distribution to Acquired portfolio’s shareholders of such Acquiring portfolio’s shares. The reorganization was intended to consolidate the Acquired portfolio with a portfolio with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired portfolio or its shareholders. Thus, the investments were transferred to the Acquiring portfolio at the Acquired portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired portfolio was distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on April 29, 2016. The following outlines the reorganization:

ACQUIRING PORTFOLIO	ACQUIRED PORTFOLIO	NET ASSET VALUE OF THE ACQUIRED PORTFOLIO	APPRECIATION OF THE ACQUIRED PORTFOLIO INVESTMENT	SHARES REDEEMED BY THE ACQUIRED PORTFOLIO	SHARES ISSUED BY THE ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
Money Market Trust	Money Market Trust B	$401,438,296	—	401,438,296	401,438,296	$1,988,580,331	$2,390,018,627

Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired portfolio that have been included in the Acquiring portfolio’s Statement of operations at June 30, 2016. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

Assuming the acquisition had been completed on January 1, 2016, the beginning of the reporting period, the combined portfolio’s pro forma results of operations for the six months ended June 30, 2016 are as follow:

Net investment income	$596,908
Net realized and unrealized gain (loss)	35,186
Increase in net assets from operations	$632,094

Fiscal year ended December 31, 2015 portfolio mergers.  On April 14, 2015, the shareholders of Total Return Trust (the Acquired portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the Core Bond Trust (the Acquiring portfolio) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired portfolio in exchange for shares of the Acquiring portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired portfolio; and (c) the distribution to Acquired portfolio’s shareholders of such Acquiring portfolio’s shares. The reorganization was intended to consolidate the Acquired portfolio with a portfolio with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization did not qualify as a tax-free reorganization for federal income tax purposes; however, it is not expected to be a taxable event for variable contract owners. Thus, the investments were transferred to the Acquiring portfolio at market value. All distributable amounts of net income and realized gains from the Acquired portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on April 24, 2015. The following outlines the reorganization:

ACQUIRING PORTFOLIO	ACQUIRED PORTFOLIO	NET ASSET VALUE OF THE ACQUIRED PORTFOLIO	SHARES REDEEMED BY THE ACQUIRED PORTFOLIO	SHARES ISSUED BY THE ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
Core Bond Trust	Total Return Trust	$513,006,633	44,226,144	38,103,986	$1,012,403,433	$1,525,410,066

Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired portfolio that have been included in the Acquiring portfolio’s Statement of operations at December 31, 2015. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

Assuming the acquisition had been completed on January 1, 2015, the beginning of the reporting period, the combined portfolio’s pro forma results of operations for the year ended December 31, 2015 are as follow:

Net investment income	$28,420,013
Net realized and unrealized gain (loss)	21,609,607
Increase in net assets from operations	$49,849,620

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11. OTHER MATTERS  The Trust and several of its portfolios, including New Income Trust (formerly, Spectrum Income Trust), (collectively, the “Tribune Funds”), have been named as defendants in the following adversary proceeding. The Official Committee of Unsecured Creditors of the Tribune Company v. FitzSimons, et al. litigation filed in the United States Bankruptcy Court for the District of Delaware arises out of an $8 billion leveraged buyout (“LBO”) transaction in 2007 by Chicago real estate mogul Sam Zell, by which the Tribune Company was converted to a privately held company. The Official Committee of Unsecured Creditors of the Tribune Company (“UCC”) alleges that certain parties engaged in misconduct in connection with the LBO, and that the LBO ultimately forced Tribune to file for bankruptcy in December of 2008. In this “clawback” action, the UCC is seeking to recover payments made to the beneficial owners in connection with the LBO. The action seeks damages from insiders, major shareholders and professional advisers, and seeks to recover on a fraudulent transfer basis, the proceeds received through the LBO from all other shareholders that tendered their shares. This claim was brought as a putative defendant class action that names certain shareholders as representatives of a potential class comprised of all Tribune shareholders that tendered their shares in the LBO and received proceeds as a result, including certain John Hancock mutual funds. The Tribune Funds received a total of approximately $49 million in connection with the LBO.

In addition to the UCC’s FitzSimons action (now captioned Kirschner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, No. 12-2652 (S.D.N.Y.)), more than 50 “Individual Creditor Actions” were filed in various state and federal courts by a group of Tribune creditors (Deutsche Bank and others), each of which is acting in its capacity as a successor indenture trustee for a certain series of notes that are debt securities issued by Tribune, asserting state law constructive fraudulent conveyance (“SLCFC”) claims against former Tribune shareholders.

In December 2011, all of these actions were consolidated in a Multi-District Litigation proceeding in the United States District Court for the Southern District of New York entitled In re Tribune Co. Fraudulent Conveyance Litigation.

On May 23, 2014, the defendants in the FitzSimons action filed motions to dismiss the case, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

On September 23, 2013, the Court granted the defendants’ motion to dismiss the SLCFC actions on the basis that the plaintiffs did not have standing to pursue their claims. On September 30, 2013, the plaintiffs in the SLCFC actions filed a notice of appeal to the United States Court of Appeals for the Second Circuit. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of the SLCFC actions, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition.

At this time, the Tribune Funds cannot predict the outcome of these proceedings. The Tribune Funds are currently assessing the case and have not yet determined the effect, if any, on each Tribune Fund’s net assets and result of operations. If the proceeding were to be decided in a manner adverse to any of the Tribune Funds or if the Tribune Funds enter into a settlement agreement with the plaintiffs, the payment of such judgement or settlement could have an adverse effect on a Tribune Fund’s net asset value.

In addition, Income Trust (the “Lyondell Fund”) is a member of putative defendant classes in two of the following related adversary proceedings. Three related adversary proceedings were filed in the U.S. Bankruptcy Court for the Southern District of New York, in connection with the bankruptcy of Lyondell Chemical Company (“Lyondell”). In these “clawback” actions, the creditors of Lyondell are seeking to recover approximately $6 billion paid in connection with a pre-bankruptcy distribution by Lyondell to its shareholders relative to a merger in December 2007. When the merger closed, all outstanding shares of Lyondell stock were converted into the right to receive $48 in cash. Plaintiffs allege that the merged company, Lyondell Bassell, and many of its affiliates and subsidiaries, subsequently filed for bankruptcy as a direct consequence of the merger payment. Plaintiffs are advancing claims of constructive fraudulent transfer and intentional fraudulent transfer, and seek to recover the payments made to shareholders.

In April 2014, plaintiffs filed amended complaints in Edward S. Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1, Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust Action”), and the related lawsuits captioned Edward S. Weisfelner, as Litigation Trustee of the LB Litigation Trust v. A Holmes & H Holmes TTEE, Adv. Pro. No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust Action”) and Edward S. Weisfelner, as Trustee of the LB Creditor Trust v. Reichman, Adversary Proceeding No. 12-1570 (Bankr. S.D.N.Y.) (“Reichman ”). Like prior versions of the complaints, the amended Creditor Trust Action and Reichman complaints allege claims against former Lyondell shareholders under state law for constructive fraudulent transfer and intentional fraudulent transfer, and the amended Litigation Trust Action complaint alleges a claim against the former shareholders under federal law for intentional fraudulent transfer. The Lyondell Funds have not been individually named as defendants in any of the actions, but are members of the putative defendant classes in the Litigation Trust Action and Reichman complaints.

In May 2014, plaintiff in the Litigation Trust Action filed a motion to certify a defendant class. The amended complaint filed in Reichman also identifies a putative defendant class comprised of former Lyondell shareholders, but the plaintiff has not yet filed a motion to certify the class in that action.

On July 30, 2014, the defendants filed a motion to dismiss all three lawsuits. On January 14 and 15, 2015, the Bankruptcy Court heard oral argument on the motion to dismiss and on the motion for class certification. On September 15, 2015, the Bankruptcy Court denied the motion for class certification without prejudice to the plaintiff’s right to file a renewed motion.

On November 18, 2015, the Bankruptcy Court granted the defendants’ motion to dismiss the intentional fraudulent transfer claims in the Creditor Trust Action, the Litigation Trust Action, and in Reichman, but denied the motion to dismiss the constructive fraudulent transfer claims in the Creditor Trust Action and in Reichman. The Bankruptcy Court entered final judgment dismissing the Litigation Trust Action, but the plaintiff has appealed the dismissal to the U.S. District Court for the Southern District of New York. The appeal has been fully briefed but the Court has not yet issued a decision.

On May 4, 2016, the defendants filed a motion to dismiss, or in the alternative, for a stay of, the Creditor Trust Action and Reichman in light of the U.S. Court of Appeals for the Second Circuit’s opinion in the appeal of the Tribune SLCFC actions. Oral argument on the motion occurred on July 11, 2016. The Bankruptcy Court has not yet issued a decision on the motion. On July 20, 2016, the Bankruptcy Court issued a report and recommendation granting the defendants’ motion to dismiss. The U.S. District Court for the Southern District of New York has not yet accepted the Bankruptcy Court’s recommendation or entered a final judgment.

At this time, the Lyondell Fund cannot predict the outcome of these proceedings. The Lyondell Fund is currently assessing the case and have not yet determined the effect, if any, on the Lyondell Fund’s net assets and result of operations. If the proceeding were to be decided in a manner adverse to the Lyondell Fund or if the Lyondell Fund enters into a settlement agreement with the plaintiffs, the payment of such judgement or settlement could have an adverse effect on the Lyondell Fund’s net asset value.

80

OTHER MATTERS, CONTINUED

In addition, High Yield Trust (the “GM Fund”) has been named as a defendant in the following adversary proceeding. The Motors Liquidation Company “clawback” litigation relates to the bankruptcy of General Motors (“GM”). On 5/10/2015, the Motors Liquidation Company Avoidance Action Trust, by and through the Wilmington Trust Company, solely in its capacity as Trust Administrator and Trustee, filed a First Amended Adversary Complaint in the United States Bankruptcy Court for the Southern District of New York. The Plaintiff has advanced causes of action for (1) Avoidance of Unperfected Lien; (2) Avoidance and Recovery of Postpetition Transfers; (3) Avoidance and Recovery of Preferential Payments; and (4) Disallowance of Claims by Defendants. The Plaintiff alleges the Defendants should return all amounts distributed to them in excess of that they would have received as unsecured creditors.

The total amount at issue for the GM Fund is $9,005,591. The John Hancock mutual funds have joined a group of defendants represented by the law firm Kasowitz, Benson, Torres & Friedman LLP (“Kasowitz”).

On November 19, 2015, the Kasowitz group of Defendants filed a Motion to Dismiss the Adversary Proceedings and on December 18, 2015, the Defendants filed an Answer of Answering Term Lenders and Cross-Claims of the Cross-Claiming Term Lenders, asserting cross-claim against JPMorgan Chase Bank, N.A., the agent for the financing transactions. On June 30, 2016, the court issued a Memorandum Opinion and Order Denying Motions to Dismiss, for Judgment on the Pleadings, and to Vacate Prior Court Orders.

At this time, the GM Fund cannot predict the outcome of these proceedings. The GM Fund is currently assessing the case and has not yet determined the effect, if any, on the its net assets and result of operations. If the proceeding were to be decided in a manner adverse to the GM Fund, or if the GM Fund enters into a settlement agreement with the plaintiffs, the payment of such judgement or settlement could have an adverse effect on the GM Fund’s net asset value.

81

John Hancock Variable Insurance Trust

Special shareholder meeting (unaudited)

Money Market Trust B held a Special Meeting of Shareholders on April 14, 2016. The following proposal was considered by the shareholders:

Proposal One:	Approval of an Agreement and Plan of Reorganization providing for the reorganization of Money Market Trust B into Money Market Trust.

PROPOSAL ONE PASSED ON April 14, 2016.

FOR	AGAINST	ABSTAIN
392,183,907.560	34,204,709.470	24,918,974.407

Real Return Bond Trust held a Special Meeting of Shareholders on April 14, 2016. The following proposal was considered by the shareholders:

Proposal Two:	Approval of an Agreement and Plan of Reorganization providing for the reorganization of Real Return Bond Trust into Bond Trust.

PROPOSAL TWO PASSED ON April 14, 2016.

FOR	AGAINST	ABSTAIN
6,191,442.110	148,097.141	278,423.406

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John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement and Sub-Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report (the Funds) except the following two funds that merged into other funds on April 29, 2016: Money Market Trust B and Real Return Bond Trust. The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 21-23, 2016 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 24-25, 2016.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 21-23, 2016, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisers (and sub-subadvisers) (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds in this report.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services.  Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)  the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

(b)  the background, qualifications and skills of the Advisor’s personnel;

(c)  the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d)  the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(e)  the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds; and

(f)  the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to contractholders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance.  In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)  reviewed information prepared by management regarding the Funds’ performance;

(b)  considered the comparative performance of each Fund’s respective benchmark;

(c)  considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and

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(d)  took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board concluded in each case that the performance of the Fund has generally been in line with or generally outperformed the historical performance of comparable funds and/or the Fund’s respective benchmark, or, with respect to those Funds that have generally underperformed the historical performance of comparable funds and/or the Fund’s benchmark as noted in Appendix A, that such performance is being monitored and reasonably addressed.

Fees and Expenses.  The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable.

Profitability/Indirect Benefits.  In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:

(a)  reviewed financial information of the Advisor;

(b)  reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(c)  received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d)  received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e)  considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contractholders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f)  considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g)  noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;

(h)  noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;

(i)  noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j)  noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arms’ length with respect to the unaffiliated Subadvisors; and

(k)  considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale.  In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)  with respect to each Fund (except those discussed specifically below), considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on upon the aggregate net assets of all the Participating Portfolios.

(The Funds that are not Participating Portfolios as of the date of this report are each of the funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)

(b)  reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints; and

(c)  the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

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(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data; and

(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and unaffiliated Subadvisors.

Nature, Extent and Quality of Services.  With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation.  In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.

Subadvisory Fees.  The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of mutual fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance.  As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	The performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks, or, with respect to those Funds that have generally underperformed the historical performance of comparable funds and/or the Fund’s benchmark as noted in Appendix A, the Board concluded that performance is being monitored and reasonably addressed);

(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

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Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2015	Fees and Expenses	Comments

Active Bond Trust (Declaration Management & Research LLC) (Manulife Asset Management (U.S.))
Benchmark Index — The Trust underperformed for the one-year period and outperformed for the three- and five-year periods.

Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.

The subadviser fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-year performance relative to the benchmark index.

The Board noted the Trust’s favorable performance relative to the benchmark index for the three- and five-year periods and to the peer group average for the one-, three- and five-year periods.

The Board noted the Trust’s favorable performance relative to the Morningstar peer group average for the year-to-date period ended April 30, 2016.

The Board took into account management’s discussion of the Trust’s expenses.

Bond Trust (Manulife Asset Management (U.S.))
Benchmark Index — The Trust underperformed for the one- and three-year periods.

Broadridge Category — The Trust outperformed the average for the one-year period and underperformed the average for the three-year period.

The subadviser fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one- and three-year performance relative to the benchmark index and to the Trust’s three-year performance relative to the peer group average, noting the differences between the investment policies of the Trust and those of its peer group, including the conservative credit positioning of the Trust that may lead to underperformance relative to peers during periods in which credit spreads are tightening.

The Board noted the Trust’s favorable performance relative to the peer group average for the one-year period.

The Board took into account management’s discussion of the Trust’s expenses.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2015	Fees and Expenses	Comments

Core Bond Trust (Wells Capital Management, Incorporated)
Benchmark Index — The Trust underperformed for the one- and three-year periods and outperformed for the five-year period.

Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.

Subadvisory fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one- and three-year performance relative to the benchmark index.

The Board noted the Trust’s favorable performance relative to the benchmark index for the five-year period and to the peer group average for the one-, three- and five-year periods.

The Board noted the Trust’s favorable performance relative to the Morningstar peer group average for the year-to-date period ended April 30, 2016.

The Board took into account management’s discussion of the Trust’s expenses.

Global Bond Trust (Pacific Investment Management Company LLC)
Benchmark Index — The Trust underperformed for the one- and three-year periods and outperformed for the five-year period.

Broadridge Category — The Trust underperformed the average for the one- and three-year periods and outperformed the average for the five-year period.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one- and three-year performance relative to its benchmark index and to its peer group average

The Board noted the Trust’s favorable performance relative to the benchmark index and to its peer group average for the five-year period.

The Board noted the Trust’s favorable performance relative to its Morningstar peer group average for the year-to-date period ending April 30, 2016.

The Board took into account management’s discussion of the Trust’s expenses.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2015	Fees and Expenses	Comments

High Yield Trust (Western Asset Management Company) (Western Asset Management Company Limited)	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods.
Subadvisory fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group average.

The Board noted the Trust’s favorable performance relative to the Morningstar peer group average index for the year-to-date period ended April 30, 2016.

The Board took into account management’s discussion of the Trust’s expenses.

Income Trust (Franklin Advisers, Inc.)	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods.
Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group.

The Board noted the Trust’s favorable performance relative to the Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2016.

The Board took into account management’s discussion of the Trust’s expenses.

Investment Quality Bond Trust (Wellington Management Company LLP)
Benchmark Index — The Trust underperformed for the one- and three-year periods and outperformed for the five-year period.

Broadridge Category — The Trust underperformed the average for the one- and three-year periods and outperformed the average for the five-year period.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one- and three-year performance relative to the benchmark index and to the peer group.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group for the five-year period.

The Board took into account management’s discussion of the Trust’s expenses.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2015	Fees and Expenses	Comments

Money Market Trust (Manulife Asset Management (North America))	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.
Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index.

The Board noted the Trust’s favorable performance relative to the peer group average for the one-, three- and five-year periods.

New Income Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust underperformed for the one-, three- and five-year periods.

Broadridge Category — The Trust outperformed the average for the one- and three-year periods and underperformed the average for the five-year period.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group for the five-year period.

The Board noted the Trust’s favorable performance relative to the peer group for the one- and three-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

Short Term Government Income Trust (Manulife Asset Management (U.S.))
Benchmark Index — The Trust underperformed for the one-, three-and five-year periods.

Broadridge Category — The Trust outperformed the average for the one-year period and underperformed the average for three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the Trust’s three- and five-year performance relative to the peer group average including differences in the Trust’s investment strategies relative to the Broadridge peer group.

The Board noted the Trust’s favorable performance relative to the peer group average for the one-year period.

The Board noted the Trust’s favorable performance relative to the Morningstar peer group average for the year-to-date period ended April 30, 2016.

The Board took into account management’s discussion of the Trust’s expenses.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2015	Fees and Expenses	Comments

Strategic Income Opportunities Trust (Manulife Asset Management (U.S.))	Benchmark Index — The Trust outperformed for the one-, three- and five-year periods. Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.
The subadviser fees for this fund are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group average for the one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

Total Bond Market Trust B (Declaration Management & Research LLC)	Benchmark Index — The Trust underperformed for the one- and three-year periods. Broadridge Category — The Trust outperformed the average for the one- and three-year periods.
Subadvisory fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one- and three-year performance relative to the benchmark index.

The Board noted the Trust’s favorable performance relative to the peer group average for the one- and three-year periods.

The Board noted the Trust’s favorable performance relative to the Morningstar peer group average and to the benchmark index for the year-to-date period ended April 30, 2016.

Ultra Short Term Bond Trust (Manulife Asset Management (U.S.))	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods.
Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group average, including differences in the Trust’s investment strategies relative to the Broadridge peer group.

The Board took into account management’s discussion of the Trust’s expenses.

The Board noted the Trust’s favorable performance relative to the Morningstar peer group average and benchmark index for the year-to-date period ended April 30, 2016.

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John Hancock Variable Insurance Trust

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q is available electronically on the SEC website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

91

John Hancock Annuities Service Center
P.O. Box 55444
Boston, MA 02205-5444

Management of the trust

Trustees
James M. Oates, Chairperson
Steven R. Pruchansky,*** Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham**
Grace K. Fey***
Theron S. Hoffman*
Deborah C. Jackson**
Hassell H. McClellan**
Gregory A. Russo***
Warren A. Thomson†
* Member of the Audit Committee
** Member of the Compliance Committee
*** Member of the Contracts, Legal & Risk Committee
† Non-Independent Trustee

Officers
Andrew G. Arnott, President
John J. Danello, Sr. Vice President, Secretary, and Chief Legal Officer
Francis V. Knox, Jr., Chief Compliance Officer
Charles A. Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer

Investment advisor

John Hancock Investment Management Services, LLC
Boston, Massachusetts

JHTBSA 6/16
8/16
1115017: 0616

American Funds Insurance Series® Semi-annual report for the six months ended June 30, 2016

American Funds Insurance Series, from Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Contents

Letter to investors

Fund reviews

Investment portfolios

Global Growth Fund

Global Small Capitalization Fund

Growth Fund

International Fund

New World Fund®

Blue Chip Income and Growth Fund

Global Growth and Income Fund

Growth-Income Fund

International Growth and Income Fund

Capital Income Builder®

Asset Allocation Fund

Global Balanced Fund

Bond Fund

Global Bond Fund

High-Income Bond Fund

Mortgage Fund

Ultra-Short Bond Fund

U.S. Government/AAA-Rated Securities Fund

Managed Risk Growth Fund

Managed Risk International Fund

Managed Risk Blue Chip Income and Growth Fund

Managed Risk Growth-Income Fund

Managed Risk Asset Allocation Fund

Financial statements

Fellow investors:

Market returns were mixed for the six months ended June 30, 2016. U.S. and emerging markets stocks closed higher while many European markets fell. Slowing global growth, aggressive action on the part of central banks, the possibility of another interest rate hike in the U.S. and the decision by British voters to leave the European Union created uncertainty for investors.

Global equity market returns were tepid in aggregate, as the MSCI World Index rose 0.66%* for the period, but there were pockets of strength and weakness. Emerging markets registered some of the best results as the MSCI EM (Emerging Markets) Index climbed 6.41%. Brazil (+46.34%), Russia (+20.43%), Indonesia (+15.79%) and South Africa (+15.64%) were among the biggest gainers. A rebound in commodity prices, expectations for political reform and economic stimulus measures fueled returns.

The MSCI USA Index advanced 3.58%, helped in part by stronger job and housing numbers.

Sluggish growth, deflationary pressures and the potential impact of a “Brexit” dampened returns in a number of European markets. Overall, the MSCI Europe Index declined 5.13%, with Italy (–20.89%), Ireland (–13.61%) and Spain (–11.45%) suffering double-digit losses. Elsewhere among developed markets, Japan slipped 5.58%, hindered by a strengthening yen and the effects of negative interest rates on its banking system.

In bond markets, U.S. investment-grade and high-yield corporates advanced 7.68% and 9.06%, respectively, as investors sought higher yields than those offered by U.S. Treasuries. Barclays Global Aggregate Index, a measure of global investment-grade bonds (rated BBB/Baa and above), rose 8.96%, while the Barclays U.S. Aggregate Index (which measures U.S. investment-grade bonds) improved 5.31%. The 10-year Treasury yield, which stood at 2.27% on December 31, 2015, dropped to 1.49% as weak employment data and the Brexit referendum lowered expectations of a rate hike by the Federal Reserve. U.S. dollar–denominated emerging markets bonds, as measured by the J.P. Morgan EMBI (Emerging Markets Bond Index) Global, rose 10.90% as their higher yields were popular in a low-rate environment.

The U.S. dollar depreciated against most currencies. In developed markets, gains were led by the Japanese yen (+17.26%), Canadian dollar (+6.96%) and Singapore dollar (+5.41%). The Swiss franc and euro also improved, up 2.75% and 2.27%, respectively. The British pound, however, declined 9.30% against the greenback.

*	Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except for the MSCI USA Index, which reflects dividends gross of withholding taxes. All market indexes referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

American Funds Insurance Series

Among developing markets, the Brazilian real (+23.49%) and Russian ruble (+14.34%) finished strong, while the Mexican peso (–6.39%) and Chinese renminbi (–2.26%) fell. Currency returns are calculated by MSCI.

AFIS funds with exposure to U.S. equities and REITS fared well during the period. With the exception of Ultra-Short Bond Fund, which was hampered by low short-term interest rates, the series’ bond funds all recorded positive returns. On May 1, 2016, the Cash Management Fund was converted to Ultra-Short Bond Fund in accordance with shareholder approval on December 4, 2015.

Looking ahead

The U.S. economy continues to show signs of slow improvement, even as many countries around the globe struggle with sluggish growth and low inflation. As the Fed adopts a more data-driven approach to rate hikes and central banks focus on lowering rates to inject liquidity into the global financial system, we could have a “lower-for-longer” rate environment. We will, of course, closely monitor the impact to security markets and currencies. We are also headed into the final innings of the U.S. presidential election cycle, and will be watching for changes in that arena. We may be in a low-return environment overall, but we will continue to actively seek securities that are particularly attractive due to their innovation, fundamentals or valuation levels.

Our investment approach — based on extensive research, a long-term outlook and close attention to valuation — has served investors well over time. We continue to have confidence this will remain the case, and thank you for your support.

We look forward to reporting to you again in six months’ time.

Sincerely,

Donald D. O’Neal
Vice Chairman of the Board

Alan N. Berro
President

August 9, 2016

American Funds Insurance Series

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Ultra-Short Bond Fund,* Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 2 shares (Class P2 shares for managed risk funds). Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010, and for Blue Chip Income and Growth Fund from February 1, 2014, through January 31, 2015. For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets and is currently reimbursing a portion of other expenses so that they will not exceed 0.28%. The waivers and reimbursements will be in effect through at least May 1, 2017, unless modified or terminated by the series board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. The waivers may only be modified or terminated with the approval of the series board. Applicable fund results shown reflect the waivers and reimbursements, without which results would have been lower. See the Financial Highlights table in this report for details.

Although Capital Income Builder has a plan of distribution for Class 2 shares, fees for distribution services are not paid on amounts invested in the fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund results would have been lower and expenses would have been higher. See the “Plans of distribution” section of the prospectus for information on the fees for distribution permitted to be charged by the funds.

Individual funds are listed in this report according to their risk potential, with managed risk funds listed last.

*Effective May 1, 2016, Cash Management Fund was converted to American Funds Insurance Series — Ultra-Short Bond Fund.SM

American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund lost 3.42% for the six months ended June 30, 2016, trailing its benchmark, the MSCI All Country World Index,* which gained 1.23%.

It was a challenging and volatile period for global markets amid weaker global economic growth. In Britain voters opted to leave the European Union, raising questions about EU stability and the potential for an economic downturn in Europe.

The financials and consumer discretionary sectors contributed most to relative returns. The latter included the fund’s biggest equity holding at period-end, Amazon, which was also among the top five contributors to relative returns. Stock selection in the information technology sector also contributed to the fund on an absolute and relative basis. TSMC, AAC Technologies and ASML were among the top five contributors to relative returns.

The fund’s weakest sectors on a relative basis were health care, consumer staples and industrials. Health care was the biggest detractor to relative returns, and Regeneron Pharmaceuticals and Vertex Pharmaceuticals dragged the most. Among consumer staples, Associated British Foods was also a detractor.

On a geographic basis, holdings in China, Taiwan and the Netherlands contributed most to the fund’s returns. Investments in the U.S., the U.K. and Denmark were the weakest.

Despite volatility in the U.S. and Europe, and disappointing economic growth in much of the world, the fund’s portfolio managers are optimistic they will continue to find good companies whose values are not yet fully reflected in their share prices.

					Percent of net assets
Country diversification	The Americas		Europe (continued)		Asia/Pacific Basin (continued)
	United States	41.4%	Switzerland	2.0%	Hong Kong	2.7%
	Canada	1.5	Germany	2.0	South Korea	1.0
	Other	.7	Spain	1.9	Other	.9
		43.6	Sweden	1.3		22.4
			Other	1.1
	Europe			27.3	Other regions
	United Kingdom	6.4			South Africa	1.1
	Denmark	4.2	Asia/Pacific Basin
	France	3.6	Japan	7.7	Short-term securities & other
	Netherlands	2.6	Taiwan	3.7	assets less liabilities	5.6
	Finland	2.2	China	3.6
			India	2.8	Total	100.0%

			Percent of net assets
Largest individual	Amazon	5.93%	Vertex Pharmaceuticals	2.11%
equity securities	Novo Nordisk	3.89	Priceline Group	1.96
	TSMC	3.70	Regeneron Pharmaceuticals	1.96
	Home Depot	2.73	Alphabet	1.90
	ASML	2.43	AIA Group	1.79

American Funds Insurance Series

Global Growth Fund

Average annual	For periods ended June 30, 2016
total returns based on					Lifetime	Expense
a $1,000 investment		1 year	5 years	10 years	(since April 30, 1997)	ratio
	Class 1	–4.17%	7.99%	7.15%	9.12%	.55%
	Class 2	–4.38	7.71	6.88	8.86	.80
	Class 4	–4.62	7.54	6.65	8.60	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2016

American Funds Insurance Series

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Small Capitalization Fund lost 3.99% for the six months ended June 30, 2016, trailing its benchmark, the MSCI All Country World Small Cap Index,* which gained 2.22%.

The U.S. economy continues to improve, but it was a challenging and volatile period for global markets. China is in the midst of an economic slowdown, and Japan is struggling to recover from its recession.

Investments in information technology stocks aided results, led by AAC Technologies Holdings. Energy holdings benefited returns as the price of oil rebounded during the period. Health care stocks were the biggest detractors, with Ultragenyx Pharmaceutical and Endo International falling the most. While a number of our current investments have fallen out of favor, we believe health care will continue to be a growing and dynamic part of the global economy, and are confident in the long-term prospects of these companies.

Consumer discretionary stocks — the fund’s largest sector by concentration — lagged for the period. Industrials and utilities stocks detracted on an absolute and relative basis.

Various portfolio managers in the fund have divergent thoughts on what lies ahead, with views ranging from a constructive outlook to the stark possibility of a global recession. We acknowledge that the results in this period should be better. We hope to report improved results in the periods ahead, and we thank you for your continued loyalty.

					Percent of net assets
Country diversification	The Americas		Asia/Pacific Basin (continued)		Other regions
	United States	39.9%	Philippines	2.6%	Other	.1%
	Canada	2.3	Thailand	1.7
	Brazil	2.1	Hong Kong	1.6	Short-term securities & other
	Other	.3	Other	3.1	assets less liabilities	14.1
		44.6		23.3
					Total	100.0%
	Asia/Pacific Basin		Europe
	China	6.1	United Kingdom	10.0
	Japan	4.5	Germany	2.5
	India	3.7	Other	5.4
				17.9

			Percent of net assets
Largest individual	Qorvo	2.56%	athenahealth	1.27%
equity securities	Sprouts Farmers Market	1.89	Laredo Petroleum	1.23
	China Biologic	1.39	ENN Energy Holdings	1.22
	InterOil	1.38	Domino’s Pizza	1.14
	GW Pharmaceuticals	1.33	International Container Terminal Services	1.05

American Funds Insurance Series

Global Small Capitalization Fund

Average annual	For periods ended June 30, 2016
total returns based on					Lifetime	Expense
a $1,000 investment		1 year	5 years	10 years	(since April 30, 1998)	ratio
	Class 1	–16.39%	3.95%	4.57%	8.87%	.73%
	Class 2	–16.59	3.69	4.30	8.60	.98
	Class 4	–16.81	3.45	4.05	8.33	1.23

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2016

American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 0.95% for the six months ended June 30, 2016. Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of 500 widely held common stocks, rose 3.84%.

The beginning of 2016 was volatile amid weaker global economic growth. Central banks have focused on accommodative monetary policies to stimulate economies, but this has not helped. Post-Brexit, concerns of a potential economic downturn in Europe have increased amid a slowdown in China and Japan.

Stock selection in the information technology, consumer discretionary and energy sectors contributed most to the fund in relative terms. Consumer discretionary company, Ulta Salon, and energy company, Concho Resources, were among the top five contributors to relative returns.

Early in the year, investments in the health care sector hurt, with Regeneron Pharmaceuticals, Incyte and Vertex Pharmaceuticals among the top five detractors to relative returns. Over the year, a reduction in biotechnology holdings and an increase in investments in Medtronic and UnitedHealth Group were beneficial.

Overall, the fund’s modest holdings outside the U.S. added relative value. Canada, Taiwan and the Netherlands were primary contributors, while the U.S., the U.K. and Japan were the main detractors.

The fund’s portfolio managers will continue to look closely at sectors that have been under pressure recently such as energy, as well as investment opportunities in defensive sectors such as consumer staples that offer value and the potential for growth.

			Percent of net assets
Largest individual	Amazon	6.44%	Comcast	2.37%
equity securities	Facebook	3.67	UnitedHealth Group	2.23
	Home Depot	3.40	Broadcom	2.11
	Microsoft	2.83	ASML	1.89
	Berkshire Hathaway	2.54	Schlumberger	1.87

American Funds Insurance Series

Growth Fund

Average annual	For periods ended June 30, 2016
total returns based on					Lifetime	Expense
a $1,000 investment		1 year	5 years	10 years	(since February 8, 1984)	ratio
	Class 1	2.16%	10.43%	7.04%	12.30%	.35%
	Class 2	1.90	10.15	6.77	12.00	.60
	Class 3	1.98	10.23	6.85	12.10	.53
	Class 4	1.65	9.91	6.52	11.75	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2016

American Funds Insurance Series

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund lost 1.18% for the six months ended June 30, 2016, trailing its benchmark, the MSCI ACWI (All Country World Index) ex USA,* which lost 1.02%.

It was a volatile period that saw commodities and oil rally despite any significant improvement in macroeconomics. China’s debt level worried investors, which led to second-quarter weakness. The unexpected outcome of the Brexit vote rattled markets. Japan’s weak economy was dealt another blow when the yen, considered a safe-haven currency, rose after the Brexit vote — hurting Japanese exporters.

The fund was well positioned for the rally in commodities, as materials stocks were among the best returners, helped especially by First Quantum Minerals and Fortescue Metals. Energy stocks did well, but a lower concentration hurt relative results. Information technology stocks aided returns, led by Tencent. After strong returns in health care in recent years, many holdings lagged. European financials lost ground late in the period as the repercussions of the Brexit vote shook the euro zone.

Developing countries such as Thailand, Indonesia and India recorded market gains during the period, and may continue to improve as long as the U.S. dollar doesn’t strengthen dramatically and China’s economy avoids any shock to its system.

While we believe that the European Central Bank will work to stabilize markets, our outlook for Europe’s fundamentals remains wary.

					Percent of net assets
Country diversification	Asia/Pacific Basin		Europe (continued)		Other regions
	Japan	12.3%	France	6.9%	South Africa	1.3%
	Hong Kong	10.5	Germany	4.0	Other	.6
	India	8.2	Netherlands	2.3		1.9
	China	7.8	Spain	2.0
	South Korea	3.6	Denmark	1.5	Short-term securities & other
	Australia	1.9	Belgium	1.3	assets less liabilities	6.3
	Philippines	1.2	Other	1.8
	Other	2.1		40.2	Total	100.0%
		47.6
			The Americas
	Europe		Canada	2.9
	United Kingdom	12.9	Other	1.1
	Switzerland	7.5		4.0

			Percent of net assets
Largest individual	Novartis	4.35%	Alibaba Group Holding	1.91%
equity securities	Tencent	3.35	Royal Dutch Shell	1.68
	AIA Group	2.86	Nintendo	1.56
	HDFC Bank	2.68	Airbus Group	1.53
	CK Property	1.97	Power Grid Corp. of India	1.53

American Funds Insurance Series

International Fund

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2016	1 year	5 years	10 years	Lifetime (since May 1, 1990)	Expense ratio
	Class 1	–10.29%	1.90%	3.36%	7.70%	.54%
	Class 2	–10.48	1.64	3.11	7.43	.79
	Class 3	–10.43	1.72	3.18	7.51	.72
	Class 4	–10.72	1.43	2.86	7.17	1.04

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2016

American Funds Insurance Series

New World Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

New World Fund gained 2.25% for the six months ended June 30, 2016. Its benchmark indexes, the MSCI ACWI (All Country World Index) and the MSCI Emerging Markets Index,* rose 1.23% and 6.41%, respectively.

It was a challenging start to the year as China’s slow growth continued to worry investors and political uncertainty arose in several countries. By the end of the period, commodities started to bounce back, and China became less of a concern, while emerging markets did considerably better than anticipated.

The fund increased its exposure to emerging markets during the period. Financials stocks boosted results — led by BM&FBOVESPA, whose stock doubled in price. Consumer discretionary holdings benefited returns, helped by Kroton Educacional. The biggest overall detractors were Murata Manufacturing and China Biologic, the latter because of a weak Chinese market and its relatively high valuation.

We anticipate a more challenging period of unpredictable societal and political events. We need to be mindful as to how a surge of populism in many countries could affect individual companies. The fund’s portfolio managers will continue to carefully evaluate the fundamental outlook for the stocks we own, and seek quality companies with unique characteristics.

					Percent of net assets
Country diversification	Asia/Pacific Basin		The Americas		Other regions
	China	13.6%	United States	12.6%	South Africa	4.1%
	India	10.3	Brazil	6.4	Other	.8
	Japan	6.0	Mexico	3.3		4.9
	Taiwan	2.5	Other	1.4
	Indonesia	2.2		23.7	Short-term securities & other
	Hong Kong	2.2			assets less liabilities	12.7
	Australia	1.2	Europe
	Other	1.5	United Kingdom	4.8	Total	100.0%
		39.5	France	4.2
			Russian Federation	3.9
			Switzerland	1.7
			Denmark	1.7
			Other	2.9
				19.2

			Percent of net assets
Largest individual	AAC Technologies Holdings	2.66%	Reliance Industries	1.84%
equity securities	TSMC	2.47	Domino’s Pizza	1.65
	Naspers	2.18	Matahari Department Store	1.56
	Murata Manufacturing	1.96	Baidu	1.49
	China Biologic	1.90	Ctrip.com International	1.46

American Funds Insurance Series

New World Fund

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2016	1 year	5 years	10 years	Lifetime (since June 17, 1999)	Expense ratio
	Class 1	–4.60%	0.63%	5.63%	7.76%	.79%
	Class 2	–4.81	0.38	5.36	7.49	1.04
	Class 4	–5.07	0.16	5.11	7.23	1.29

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2016

American Funds Insurance Series

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Blue Chip Income and Growth Fund increased 9.89% for the six months ended June 30, 2016, beating its benchmark index, the S&P 500, which gained 3.84%.

Coming into the year, there was a widespread expectation that the U.S. economy would strengthen and the rest of the world would weaken, triggering a series of interest rate increases by the Federal Reserve. However, lackluster U.S. economic growth did not support rate hikes nor a stronger U.S. dollar. Consequently, sectors that would have benefited from an interest rate hike did poorly — such as financials — while sectors that would have been hurt by a stronger dollar were bolstered — such as energy, materials and industrials.

Exposure to strong dividend-paying telecommunication services companies boosted results, led by Verizon Communications and AT&T. Canadian Natural Resources led the way for energy stocks, which were strong contributors as oil prices experienced a rebound. Information technology stocks benefited the fund on an absolute and relative basis. Utilities stocks were among the strongest contributors, led by Exelon, as company profits rose on the strength of its nuclear energy assets. Health care stocks lagged as top holding Amgen lost ground.

Interesting questions loom. How long will weaker-than-expected U.S. growth persist? What impact will the Brexit vote have on the U.S. and other economies? The latter may be less impactful than expected because portfolio managers believe it will take a few years to unfold, and the financial mechanism in place to handle these events is fairly strong, particularly in the U.S.

			Percent of net assets
Largest individual	Amgen	5.38%	Exelon	3.12%
equity securities	Verizon Communications	4.32	Canadian Natural Resources	3.11
	AbbVie	3.84	Intel	2.91
	AT&T	3.80	Texas Instruments	2.16
	Altria	3.40	Western Union	2.07

American Funds Insurance Series

Blue Chip Income and Growth Fund

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2016	1 year	5 years	10 years	Lifetime (since July 5, 2001)	Expense ratio
	Class 1	7.09%	12.51%	7.07%	5.86%	.41%
	Class 2	6.95	12.24	6.80	5.60	.66
	Class 4	6.69	12.09	6.60	5.38	.91

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and from February 1, 2014, through January 31, 2015. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2016

American Funds Insurance Series

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth and Income Fund gained 1.74% for the six months ended June 30, 2016, beating its benchmark index, the MSCI ACWI (All Country World Index),* which advanced 1.23%.

During the first half of 2016, the world experienced a number of macroeconomic disruptions, none bigger than the Brexit referendum. While British voters’ choice to leave the European Union was a surprise, the fund appears to have weathered the storm thanks to its diversified holdings.

Stock selection in the financials, health care, information technology and materials sectors contributed most to relative returns. Newmont Mining benefited from a rebound in commodity prices, contributing most to the fund’s relative returns. In the financials sector, Iron Mountain and BM&FBOVESPA were among the top five contributors to relative returns.

While the fund’s cash position was the greatest detractor to relative returns, holding cash provided flexibility amid uncertainty and volatility. The industrials and energy sectors hindered on a relative basis. In industrials, two leading U.S. airlines, United Continental and American Airlines, were among the top five detractors to relative returns.

On a country basis, holdings in the U.S., Taiwan and Japan contributed to relative returns, while certain investments in Ireland, India and France proved detrimental.

While some stock markets remain volatile and others have experienced disappointing economic growth, the fund’s cash position enables portfolio managers to better navigate a challenging environment by focusing on opportunities when stock prices are favorable. The fund’s portfolio managers are also optimistic they can continue to uncover promising companies with sustainable dividends and income.

					Percent of net assets
Country diversification	The Americas		Europe (continued)		Other regions
	United States	45.1%	Denmark	1.4%	Other	.9%
	Canada	3.1	Italy	1.0
	Mexico	2.4	Other	1.8	Short-term securities & other
	Brazil	1.4		23.4	assets less liabilities	7.6
		52.0
			Asia/Pacific Basin		Total	100.0%
	Europe		Japan	5.8
	United Kingdom	8.4	Taiwan	3.7
	Switzerland	3.4	India	2.0
	France	3.1	Hong Kong	1.7
	Germany	2.6	Australia	1.4
	Netherlands	1.7	China	1.2
			Other	.3
				16.1

			Percent of net assets
Largest individual	TSMC	3.22%	Nintendo	1.92%
equity securities	Microsoft	2.31	Novartis	1.68
	McDonald’s	2.25	Home Depot	1.66
	UnitedHealth Group	2.22	Merck	1.66
	British American Tobacco	2.00	DuPont	1.65

American Funds Insurance Series

Global Growth and Income Fund

Average annual	For periods ended June 30, 2016
total returns based on a $1,000 investment		1 year	5 years	10 years	Lifetime (since May 1, 2006)	Expense ratio
	Class 1	–2.69%	7.37%	5.89%	5.37%	.64%
	Class 2	–2.97	7.10	5.63	5.11	.89
	Class 4	–3.22	6.89	5.38	4.87	1.14

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from May 1, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2016

American Funds Insurance Series

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 3.12% for the six months ended June 30, 2016, while the S&P 500 increased 3.84%.

The beginning of 2016 was rough because of weak growth in China, Japan, Europe and the U.S. The Federal Reserve and other central banks continued to have an outsized influence on market participants. Central bank intervention has been part of the fight to kick-start economies, but it has not spurred growth so far. Politics has also been a factor in the fear and resulting volatility following the rise of populist sentiment around the world.

Regarding this fund, health care lagged as Amgen and Alexion detracted. Information technology and financials holdings benefited the fund because of both a lower concentration than the index and effective stock selection. Information technology was boosted by Texas Instruments. Within telecommunication services, Verizon was a strong contributor, while AT&T was a detractor.

Volatility may be reasonably high, but we don’t expect any significant declines in the near term. Our view is also balanced by the fact that we are not presently in a high-return environment, but one with low interest rates and above average price-to-earnings multiples. We’ve had high returns since we tripled off the low of March 2009, and we currently are in a moderate-to-low return environment. These market conditions can still give the portfolio managers an opportunity, given our investment approach, to invest in companies with favorable valuations for the long term.

			Percent of net assets
Largest individual	Amazon	3.44%	Union Pacific	1.82%
equity securities	Amgen	3.13	Microsoft	1.76
	Texas Instruments	2.56	Alphabet	1.67
	Verizon Communications	2.56	Broadcom	1.61
	Philip Morris International	1.90	Netflix	1.42

American Funds Insurance Series

Growth-Income Fund

Average annual	For periods ended June 30, 2016
total returns based on					Lifetime	Expense
a $1,000 investment		1 year	5 years	10 years	(since February 8, 1984)	ratio
	Class 1	1.86%	11.54%	6.82%	11.04%	.29%
	Class 2	1.60	11.27	6.55	10.73	.54
	Class 3	1.68	11.35	6.62	10.84	.47
	Class 4	1.36	11.02	6.30	10.49	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2016

American Funds Insurance Series

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund gained 1.08% for the six months ended June 30, 2016, beating its benchmark index, the MSCI ACWI (All Country World Index) ex USA,* which declined 1.02%.

Markets outside the U.S. were volatile and produced mixed returns in the first half of 2016. A rebound in commodities and oil prices was offset by fresh worries about China’s debt levels, Japan’s weak economy and EU stability post-Brexit.

Consumer staples and financials contributed most to the fund’s returns on a relative basis. Among the former, Philip Morris International and British American Tobacco were among the top five contributors to relative returns. Australian iron ore company Fortescue Metals gained from a rebound in commodity prices and was also among the top five contributors to relative returns.

The fund’s weakest sectors were utilities, consumer discretionary and industrials. Exposure to financials in the U.K. also hindered the fund’s results. Prudential, St. James’s Place and Barclays were among the top five detractors to relative returns.

On a country basis, holdings in Japan, the U.S. and Australia were primary contributors, while investments in the U.K., Portugal and Switzerland hampered returns.

Looking forward, the fund’s portfolio managers expect to maintain their current portfolio allocation to defensive sectors such as consumer staples. With a healthy cash position, the fund is also ready to take advantage of opportunities to invest in high-quality international companies at attractive valuations.

					Percent of net assets
Country diversification	Europe		Asia/Pacific Basin (continued)		Other regions
	United Kingdom	23.5%	Thailand	2.8%	Other	2.4%
	France	5.5	Taiwan	2.4
	Switzerland	4.6	India	1.7	Short-term securities & other
	Spain	4.4	China	1.0	assets less liabilities	8.0
	Germany	3.5	Australia	1.0
	Sweden	3.1	Other	1.1	Total	100%
	Portugal	3.1		25.7
	Finland	1.9
	Ireland	1.4
	Other	2.2	The Americas
		53.2	Canada	4.9
	Asia/Pacific Basin		United States	3.9
	Hong Kong	9.4	Other	1.9
	Japan	6.3		10.7

			Percent of net assets
Largest individual	Philip Morris International	3.91%	SSE	2.59%
equity securities	British American Tobacco	3.38	Royal Dutch Shell	2.53
	Novartis	3.23	CK Hutchison	2.20
	EDP	3.08	Wharf (Holdings)	2.03
	Imperial Brands	2.81	Prudential	1.68

American Funds Insurance Series

International Growth and Income Fund

Average annual	For periods ended June 30, 2016
total returns based on				Lifetime	Expense
a $1,000 investment		1 year	5 years	(since November 18, 2008)	ratio
	Class 1	–7.55%	2.73%	9.18%	.68%
	Class 2	–7.83	2.48	8.91	.93
	Class 4	–8.01	2.30	8.69	1.18

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from November 18, 2008, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2016

American Funds Insurance Series

Capital Income Builder

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital Income Builder, a mix of stocks and bonds, rose 5.47% for the six months ended June 30, 2016. During the same period, the MSCI ACWI (All Country World Index)1 gained 1.23%, while the Barclays U.S. Aggregate Index climbed 5.31%. The 70%/30% MSCI ACWI/Barclays U.S. Aggregate Index1,2 advanced 2.55%. The Lipper Global Equity Income Funds Average, a measure of similar funds, increased 4.45%. The S&P 500 rose 3.84%.

U.S. stocks posted modest returns in the first half of the year, despite the turmoil caused by the U.K.’s vote to exit the European Union late in the period. Bonds rose, driven by demand for safe-haven assets amid increased market volatility.

The fund’s equity holdings gained in several sectors, with financials, consumer staples and telecommunication services contributing most to returns on a relative basis. The consumer staples sector included the fund’s biggest holding at period-end, Philip Morris International, and Altria, both of which were among the fund’s top five contributors to relative returns. Verizon Communications was also among the fund’s biggest equity holdings and top five contributors to relative returns. Consumer discretionary and materials detracted the most on a relative basis.

On a country basis, holdings in the U.S. and Japan were primary contributors from a relative standpoint, while those in the U.K. and Finland were the weakest.

The fund’s fixed income holdings advanced for the period, with issuers in the energy sector among the top five contributors. Federal agency mortgage-backed securities also accounted for gains.

The portfolio managers continue to maintain an overweight position in defensive sectors such as utilities and consumer staples amid market volatility. To meet the fund’s objectives of providing above-average and growing income, they continue to search for companies dedicated to both paying dividends and increasing them over time.

					Percent of net assets
Country diversification	The Americas		Asia/Pacific Basin		Other regions
	United States	56.1%	Hong Kong	3.3%	United Arab Emirates	.2%
	Canada	1.5	Japan	2.4
		57.6	Singapore	1.8	Short-term securities & other
			Australia	1.2	assets less liabilities	3.5
	Europe		Other	2.0
	United Kingdom	18.5		10.7	Total	100.0%
	Sweden	2.5
	Finland	1.7
	Switzerland	1.4
	Germany	1.2
	France	1.1
	Other	1.6
		28.0

American Funds Insurance Series

Capital Income Builder

Average annual total	For periods ended June 30, 2016
returns based on			Lifetime	Expense
a $1,000 investment		1 year	(since May 1, 2014)	ratio
	Class 1	3.13%	1.96%	.56%
	Class 2	3.02	1.96	.81 [3]
	Class 4	2.55	1.43	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Although the fund has a plan of distribution for Class 2 shares, fees for distribution services are not paid on amounts invested in the fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund results would have been lower and expenses would have been higher. See the “Plans of distribution” section of the prospectus for information on the fees for distribution services permitted to be charged by the fund.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	The 70%/30% MSCI ACWI/Barclays U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.
[3]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2016

American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, a mix of stocks and bonds, rose 4.58% for the six months ended June 30, 2016. The Standard & Poor’s 500 Composite Index, the benchmark for the fund’s equity holdings, gained 3.84% over the same period, while the Barclays U.S. Aggregate Index, which measures investment-grade U.S. bonds (rated BBB/Baa and above) gained 5.31%. A blend of the two indexes, the 60%/40% S&P 500/Barclays U.S. Aggregate Index,* advanced 4.52%.

U.S. stocks posted modest returns in the first half of the year. There continues to be improvement in the U.S. economy, even though it was a challenging and volatile period for global markets. Bonds rose, driven by demand for safe-haven assets amid increased market volatility.

Stock selection in the information technology sector contributed most to the fund’s returns. Stock selection in the health care sector was also additive. TSMC, one of the fund’s biggest equity holdings, contributed most to the fund’s relative returns.

The utilities and energy sectors were the greatest detractors to relative returns. An underweight position in the financials sector was the only sector to hamper results on an absolute basis.

On a country basis, holdings in Taiwan, the U.S. and China were primary contributors, while holdings in Japan and Sweden were the weakest.

The fund’s fixed income holdings were led by an overweight position in high-yield corporate bonds. Issuers in the materials and industrials sectors were among the top five contributors. Federal agency mortgage-backed securities also accounted for gains.

The portfolio managers continue to evaluate the implications of a potentially stronger U.S. dollar and the spill-over effects of Brexit on the U.S. economy. The fund’s cash position allows portfolio managers to remain flexible and better navigate a challenging environment by focusing on opportunities when stock prices are favorable.

			Percent of net assets
Largest individual	Microsoft	3.17%	JPMorgan Chase	1.87%
equity securities	Philip Morris International	2.54	Lockheed Martin	1.86
	TSMC	2.04	UnitedHealth Group	1.75
	Comcast	1.93	Chubb	1.64
	DuPont	1.87	Intuit	1.43

American Funds Insurance Series

Asset Allocation Fund

Average annual	For periods ended June 30, 2016
total returns based on a $1,000 investment					Lifetime	Expense
		1 year	5 years	10 years	(since August 1,1989)	ratio
	Class 1	5.34%	9.35%	6.63%	8.39%	.30%
	Class 2	5.06	9.08	6.36	8.11	.54
	Class 3	5.13	9.16	6.44	8.20	.47
	Class 4	4.81	8.90	6.14	7.87	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The 60%/40% S&P 500/Barclays U.S. Aggregate Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2016

American Funds Insurance Series

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Balanced Fund rose 3.45% for the six months ended June 30, 2016. The MSCI ACWI (All Country World Index),1 which measures global stocks, gained 1.23%, while the Barclays Global Aggregate Index, a measure of investment-grade bonds (rated BBB/Baa and above), increased 8.96%. The 60%/40% MSCI ACWI/Barclays Global Aggregate Index1,2 rose 4.37%.

The U.S. remains a bright spot as it continues to realize modest growth. China is still in major transition from an industrial to service economy, but seems to be managing the process reasonably well. Japan has slowed and is suffering under a resurgent yen that is hurting exports. Europe, meanwhile, continues to grapple with the consequences of the U.K.’s exit from the EU.

Health care stocks aided results, helped most by Merck because of a low valuation relative to its strong drug pipeline. Information technology holdings were beneficial, led by ASML. Energy stocks boosted results, as did financials holdings because of a lower concentration than the index. Industrials stocks detracted as International Consolidated Airlines Group lagged, as did Randstad Holding. Within developing countries, the fund saw better-than-expected results in some Asian markets.

In fixed income, lower interest rates spurred a rally among euro-zone bonds. The fund’s longer duration position proved beneficial, but a lower exposure to Japanese bonds relative to the index detracted.

There is less general optimism, and the portfolio managers are exercising caution. The Brexit process and repercussions are still unclear, as are the consequences of other pending political referendums emerging from the global rise in populism.

	Percent of net assets			Percent of net assets
Largest sectors	Industrials	9.7%	Largest fixed income	U.S. Treasury	9.5%
in common stock	Health care	9.1	holdings (by issuer)	Japanese Government	3.8
holdings	Consumer staples	8.8		United Kingdom Government	1.6
	Information technology	7.6		Mexican Government	1.5
	Energy	5.5		Polish Government	1.4

					Percent of net assets
Currency					Short-term
diversification				Forward	securities &
			Bonds &	currency	other assets
		Equity securities	notes	contracts	less liabilities	Total
	U.S. dollars	31.1%	18.1%	1.3%	7.9%	58.4%
	Euros	8.8	5.5	(.6)	—	13.7
	British pounds	5.1	1.8	(1.9)	—	5.0
	Japanese yen	2.4	3.4	1.6	—	7.4
	Swedish krona	1.8	.2	.5	—	2.5
	Hong Kong dollars	2.4	—	—	—	2.4
	Swiss francs	2.3	—	—	—	2.3
	Mexican peso	—	1.3	—	—	1.3
	Danish krone	.4	.9	—	—	1.3
	Polish zloty	—	1.4	(.5)	—	.9
	Other currencies	2.7	2.4	(.3)	—	4.8
						100.0%

American Funds Insurance Series

Global Balanced Fund

			Percent of net assets
Largest individual	ASML	2.05%	Medtronic	1.52%
equity securities	Microsoft	1.95	Pernod Ricard	1.51
	Merck	1.93	ASSA ABLOY	1.35
	DuPont	1.58	BAE Systems	1.29
	Humana	1.55	General Electric	1.26

Average annual	For periods ended June 30, 2016
total returns based on				Lifetime	Expense
a $1,000 investment		1 year	5 years	(since May 2, 2011)	ratio
	Class 1	1.88%	5.08%	4.41%	.72%
	Class 2	1.70	4.82	4.15	.97
	Class 4	1.48	4.78	4.10	1.22 [3]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	The 60%/40% MSCI ACWI/Barclays Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
[3]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2016

American Funds Insurance Series

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Bond Fund gained 5.46% for the six months ended June 30, 2016, outpacing its benchmark, the Barclays U.S. Aggregate Index, which rose 5.31%.

While the economic outlook for the U.S. remains cautiously optimistic, sluggish growth persists in Europe and China.

The portfolio benefited from an emphasis on intermediate rates and its more significant exposure to the end of the yield curve. A slightly long position in credit helped early in the period.

Fund results were helped by overall issuer selection, a larger concentration of high-yield corporates and lower exposure to Treasuries relative to the index. Mortgages represented a low percent of net assets as valuations are high and the portfolio managers do not see great opportunities there.

Any time there has been a significant economic dislocation in recent years, central banks have come to the rescue. Predicting future central bank behavior nonetheless remains a challenge. That being said, an interest rate hike from the Federal Reserve before the close of the year remains a possibility.

			Percent of net assets
Largest holdings	U.S. Treasury	35.7%	United Mexican States Government	1.5%
(by issuer)	Freddie Mac	8.3	Enbridge Energy Partners	.9
	Fannie Mae	6.9	Allergan	.7
	Ginnie Mae	5.1	Morgan Stanley	.6
	Japanese Government	1.6	Aetna	.6

American Funds Insurance Series

Bond Fund

Average annual	For periods ended June 30, 2016
total returns based on					Lifetime	Expense
a $1,000 investment		1 year	5 years	10 years	(since January 2, 1996)	ratio
	Class 1	6.24%	3.76%	4.01%	5.02%	.38%
	Class 2	5.94	3.50	3.75	4.76	.63
	Class 4	5.65	3.27	3.50	4.50	.88

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2016

American Funds Insurance Series

Global Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Bond Fund rose 7.97% for the six months ended June 30, 2016, trailing the Barclays Global Aggregate Index that gained 8.96%.

The fund benefited mainly from a low weighting in the British pound, which helped when sterling sold off following the Brexit referendum. A low weighting in euro-zone denominated debt also helped. The fund also benefited from issuer selection and sector allocation, particularly an overweight stance in corporate bonds. Issuers in the materials and energy sectors, such as Kinder Morgan and First Quantum Minerals, were among the top five contributors.

Overall, currency exposure hurt relative results. An underweight position in the Japanese yen detracted the most as the yen rallied substantially throughout the first half of the year.

Duration and curve positioning detracted as bond yields declined around the world due to quantitative easing on the part of the central banks such as the Bank of Japan and the European Central Bank.

The fund’s portfolio managers continue to evaluate the implications of Brexit on the global economy as the outlook for growth in the U.K. and certain parts of the EU has weakened.

			Percent of net assets
	Currency weighting (after hedging) by country		Non-U.S. government bonds by country

	United States[1]	44.7%	Euro zone[2]:
	Japan	17.5	Germany	2.2%
	Euro zone[2]	13.5	Ireland	2.2
	Mexico	5.1	Italy	1.9
	Poland	3.3	France	1.6
	Hungary	3.2	Slovenia	1.1
	Denmark	3.1	Other	1.1	10.1%
	Malaysia	1.8	Japan		8.9
	Chile	1.7	Mexico		5.3
	United Kingdom	1.5	Hungary		4.6
	Sweden	1.1	Poland		4.1
	Australia	.8	United Kingdom		2.5
	Norway	.8	Malaysia		2.2
	India	.5	India		1.4
	Colombia	.4	Other		4.8
	South Africa	.4	Total		43.9%
	Canada	.2
	Philippines	.2
	Turkey	.2
	Total	100.0%

				Percent of net assets
Largest holdings	U.S. Treasury	19.0%	United Kingdom Government		2.5%
(by issuer)	Japanese Government	9.4	German Government		2.2
	Mexican Government	5.3	Irish Government		2.2
	Hungarian Government	4.6	Malaysian Government		2.2
	Polish Government	4.1	Federal National Mortgage Association		2.0

American Funds Insurance Series

Global Bond Fund

Average annual	For periods ended June 30, 2016
total returns based on				Lifetime	Expense
a $1,000 investment		1 year	5 years	(since October 4, 2006)	ratio
	Class 1	6.55%	1.97%	4.64%	.57%
	Class 2	6.32	1.71	4.37 [3]	.82
	Class 4	6.06	1.55	4.16	1.07

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 4, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Includes U.S. dollar-denominated debt of other countries, totaling 14.6%.
[2]	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, France, Germany, Ireland, Italy, Latvia, Lithuania, Luxembourg, the Netherlands, Slovenia and Spain.
[3]	Global Bond Fund Class 2 shares were first sold on November 6, 2006. Results prior to that date are hypothetical based on Class 1 share results adjusted for typical estimated expenses at the time of the share-class inception.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2016

American Funds Insurance Series

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

High-Income Bond Fund gained 8.77% for the six months ended June 30, 2016. The fund’s benchmark, the Barclays U.S. Corporate High Yield 2% Issuer Capped Index, increased 9.06%.

High-yield markets bottomed in mid-February — as did other markets, particularly commodities. Since then, there has been a strong and broad recovery in high yield, with the biggest bounce in commodities-related sectors. The fund took advantage of that bounce by holding and adding to energy positions. Default rates have been modestly rising and are expected to continue to rise, particularly in the commodity-related space.

The fund’s portfolio managers are less optimistic than they were in the early part of the year. Bonds that were considered cheap are now in a fair value range. Portfolio managers are reassessing positions in riskier segments. This has led to a higher credit quality portfolio in the past few months. Yield spreads are slightly above long-term averages — in the category of fair value spreads — but higher within commodities.

The economy will likely continue its weak growth, which is a challenge for high-yield companies. The Federal Reserve’s continuing low rates are a reflection of a sluggish economy. Despite a modest widening of spreads, positive returns are still possible. As long as there’s some growth, the fund’s portfolio managers are cautiously optimistic about the economic road ahead.

			Percent of net assets
Largest holdings	Inventiv	2.1%	Wind Acquisition Finance	1.6%
(by issuer)	Altice	2.1	Cheniere Energy	1.4
	Kinetic Concepts	2.0	T-Mobile US	1.4
	Valeant Pharmaceuticals International	1.9	Frontier Communications	1.3
	First Quantum Minerals	1.7	NGPL Pipeco	1.2

American Funds Insurance Series

High-Income Bond Fund

Average annual	For periods ended June 30, 2016
total returns based on					Lifetime	Expense
a $1,000 investment		1 year	5 years	10 years	(since February 8, 1984)	ratio
	Class 1	–0.60%	3.95%	5.45%	8.81%	.48%
	Class 2	–0.89	3.68	5.18	8.47	.73
	Class 3	–0.72	3.77	5.26	8.62	.66
	Class 4	–1.12	3.52	4.98	8.28	.98

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2016

American Funds Insurance Series

Mortgage Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Mortgage Fund rose 2.77% for the six months ended June 30, 2016, while the Barclays U.S. Mortgage-Backed Securities Index rose 3.10%.

Yields on U.S. Treasuries and agency mortgage-backed securities decreased notably, particularly among long maturities, during the first half of 2016.

The fund’s overall portfolio positioning was stable, benefiting mainly from sector allocation, with U.S. guaranteed agency and agency mortgage-backed securities contributing most to the fund.

The fund maintains an approximately neutral duration position against the benchmark, but with a strong preference for yield curve exposure in the five-year maturity area over 10-year and 30-year maturities. This is based on the view that short-term interest rates will remain lower for longer than is currently anticipated by market participants.

		Percent of net assets
Breakdown of	30-year pass-throughs:
mortgage-backed	Ginnie Mae	18.4%
obligations	Fannie Mae	9.6
	Freddie Mac	28.1	56.1%
	Other		17.2
	Total		73.3%

American Funds Insurance Series

Mortgage Fund

Average annual	For periods ended June 30, 2016
total returns based on				Lifetime	Expense
a $1,000 investment		1 year	5 years	(since May 2, 2011)	ratio
	Class 1	4.25%	3.09%	3.17%	.45%
	Class 2	4.02	2.83	2.92	.70
	Class 4	3.73	2.69	2.77	.97

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2016

American Funds Insurance Series

Ultra-Short Bond Fund*

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Ultra-Short Bond Fund declined 0.09% for the six months ended June 30, 2016, while the Barclays Short-Term Government/Corporate Index gained 0.50%.

Short-term U.S. interest rates remained at historically low levels, driven by global economic headwinds such as the implications of Brexit on EU stability.

Investors should expect this situation to continue until short-term rates begin to rise. Given the central bank’s plan to raise rates gradually, investors should expect modest returns until short-term rates begin to rise more significantly.

*Effective May 1, 2016, Cash Management Fund was converted to American Funds Insurance Series — Ultra-Short Bond Fund.SM

American Funds Insurance Series

Ultra-Short Bond Fund

Average annual	For periods ended June 30, 2016
total returns based on					Lifetime	Expense
a $1,000 investment		1 year	5 years	10 years	(since February 8, 1984)	ratio
	Class 1	–0.09%	–0.21%	0.82%	3.63%	.34%
	Class 2	–0.27	–0.45	0.57	3.34	.59
	Class 3	–0.27	–0.39	0.64	3.45	.52
	Class 4	–0.62	–0.57	0.38	3.14	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

	Percent of net assets
Where the fund’s	Commercial paper	68.3%
assets were	Federal agency discount notes	19.2
invested as of	Certificates of deposit	8.3
June 30, 2016	U.S Treasury	2.2
	U.S. Treasury bonds & notes	1.4
	Other assets less liabilities	.6
	Total	100.0%

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund rose 3.94% for the six months ended June 30, 2016, trailing the Barclays U.S. Government/Mortgage-Backed Securities Index, which rose 4.33%.

During the first half of 2016, U.S. Treasury yields declined. Given volatile markets at the beginning of the year, market participants actively purchased U.S. Treasuries as a safe-haven, which drove down yields. Yields also fell sharply during the last week of the period following news that U.K. voters had opted to leave the European Union. The 10-year Treasury yield, which was 2.27% on December 31, 2015, dropped to 1.49% for the period ended June 30, 2016, amid lower expectations of an interest rate hike by the Federal Reserve.

The fund lagged the benchmark due to being underweight duration and being positioned for the yield curve to steepen.

U.S. yields have been influenced by low yields in Europe and Japan. Downward pressure is expected to lighten, as further monetary easing — combined with fiscal easing in Japan and possibly Europe — gains traction in terms of increasing inflation expectations. In the U.S., inflation expectations are still quite low, but realized inflation rates have been increasing since early 2016. Given headwinds in Europe and Japan, we expect the Fed to raise rates gradually.

		Percent of net assets
Breakdown of	30-year pass-throughs:
mortgage-backed	Ginnie Mae	5.3%
obligations	Fannie Mae	2.2
	Freddie Mac	10.2	17.7%
	Other		4.2
	Total		21.9%

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Average annual	For periods ended June 30, 2016
total returns based on					Lifetime	Expense
a $1,000 investment		1 year	5 years	10 years	(since December 2, 1985)	ratio
	Class 1	5.20%	3.18%	4.61%	6.19%	.35%
	Class 2	4.88	2.92	4.34	5.88	.60
	Class 3	4.98	3.00	4.42	6.00	.53
	Class 4	4.68	2.77	4.14	5.67	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2016

American Funds Insurance Series

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Growth Fund declined 2.88% for the six months ended June 30, 2016. Over the same period, the S&P 500 rose 3.84%.

Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series — Growth FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

Average annual total	For periods ended June 30, 2016
returns based on			Lifetime	Gross expense	Net expense
a $1,000 investment		1 year	(since May 1, 2013)	ratio	ratio
	Class P1	–4.51%	4.69%	.86%*	.70%*
	Class P2	–4.80	4.35	1.11	.95

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2016. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2017. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*Based on estimated amounts for the current fiscal year.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk International Fund declined 3.71% for the six months ended June 30, 2016. The MSCI ACWI (All Country World Index) ex USA* lost 1.02%.

Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series — International FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

Average annual total	For periods ended June 30, 2016
returns based on			Lifetime	Gross expense	Net expense
a $1,000 investment		1 year	(since May 1, 2013)	ratio	ratio
	Class P1	–11.31%	–2.03%	1.06%†	.89%†
	Class P2	–11.76	–2.42	1.30	1.13

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2016. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2017. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The MSCI index result reflects reinvestment of distributions and dividends net of withholding taxes.

†Based on estimated amounts for the current year.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Blue Chip Income and Growth Fund gained 6.52% for the six months ended June 30, 2016. The S&P 500 rose 3.84% during the same period.

Managed Risk Blue Chip Income and Growth Fund pursues its objective by investing in shares of American Funds Insurance Series — Blue Chip Income and Growth FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

Average annual total	For periods ended June 30, 2016
returns based on			Lifetime	Gross expense	Net expense
a $1,000 investment		1 year	(since May 1, 2013)	ratio	ratio
	Class P1	1.56%	6.15%	.93%*	.77%*
	Class P2	1.14	5.77	1.18	1.02

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2016. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2017. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*Based on estimated amounts for the current year.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Growth-Income Fund declined slightly by 0.03% for the six months ended June 30, 2016, while the S&P 500 rose 3.84%.

Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series — Growth-Income FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

Average annual total	For periods ended June 30, 2016
returns based on			Lifetime	Gross expense	Net expense
a $1,000 investment		1 year	(since May 1, 2013)	ratio	ratio
	Class P1	–3.58%	5.38%	.81%*	.65%*
	Class P2	–3.91	5.01	1.06	.90

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2016. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2017. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*Based on estimated amounts for the current fiscal year.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Asset Allocation Fund gained 3.14% for the six months ended June 30, 2016. Over the same period, the S&P 500 rose 3.84%, while the Barclays U.S. Aggregate Index, a measure of U.S. investment-grade bonds (rated BBB/Baa) and above, increased 5.31%. A blend of two indexes, the 60%/40% S&P 500/Barclays U.S. Aggregate Index,* was up 4.52%.

Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series — Asset Allocation FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

Average annual	For periods ended June 30, 2016
total returns based on			Lifetime	Gross expense	Net expense
a $1,000 investment		1 year	(since September 28, 2012)	ratio	ratio
	Class P1	2.18%	7.09%	.71%	.65%
	Class P2	1.86	6.83	.96	.90

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2016. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2017. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The 60%/40% S&P 500/Barclays U.S. Aggregate Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

Global Growth Fund

Summary investment portfolio June 30, 2016	unaudited

Common stocks 94.32%		Shares	Value (000)
Information	Taiwan Semiconductor Manufacturing Co., Ltd.[1]	34,285,000	$173,365
technology	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	710,000	18,623
24.37%	ASML Holding NV1	675,542	66,962
	ASML Holding NV (New York registered)	599,176	59,444
	Alphabet Inc., Class A2	77,600	54,594
	Alphabet Inc., Class C2	63,852	44,192
	Nintendo Co., Ltd.[1]	589,600	84,127
	Visa Inc., Class A	998,800	74,081
	Nokia Corp.[1]	12,783,507	72,665
	AAC Technologies Holdings Inc.[1]	8,132,040	69,891
	Microsoft Corp.	1,365,000	69,847
	Facebook, Inc., Class A2	580,185	66,304
	Alibaba Group Holding Ltd. (ADR)[2]	781,050	62,117
	Murata Manufacturing Co., Ltd.[1]	441,000	49,471
	Broadcom Ltd.	316,200	49,137
	Accenture PLC, Class A	364,951	41,345
	Tencent Holdings Ltd.[1]	1,800,000	41,007
	Naver Corp.[1]	57,297	35,627
	Intel Corp.	1,059,500	34,752
	Other securities		97,284
			1,264,835

Consumer	Amazon.com, Inc.[2]	430,150	307,824
discretionary	Home Depot, Inc.	1,111,100	141,876
20.96%	Priceline Group Inc.[2]	81,495	101,739
	McDonald’s Corp.	504,000	60,651
	Ulta Salon, Cosmetics & Fragrance, Inc.[2]	240,000	58,474
	Industria de Diseño Textil, SA1	1,723,000	57,458
	Other securities		359,956
			1,087,978

Health care	Novo Nordisk A/S, Class B1	3,757,870	202,087
17.30%	Vertex Pharmaceuticals Inc.[2]	1,275,000	109,676
	Regeneron Pharmaceuticals, Inc.[2]	290,700	101,521
	UnitedHealth Group Inc.	580,000	81,896
	Express Scripts Holding Co.[2]	749,000	56,774
	Bayer AG1	559,300	56,272
	Boston Scientific Corp.[2]	2,189,200	51,162
	Novartis AG1	530,000	43,600
	Sartorius AG, non-registered shares, non-voting preferred[1]	568,400	41,663
	Merck & Co., Inc.	660,500	38,051
	Essilor International[1]	256,817	34,181
	Other securities		81,327
			898,210

Financials	AIA Group Ltd.[1]	15,387,900	92,725
9.87%	JPMorgan Chase & Co.	1,034,520	64,285
	ORIX Corp.[1]	4,990,000	63,720
	Indiabulls Housing Finance Ltd.[1]	3,523,000	35,178
	Other securities		256,378
			512,286

Consumer staples	Associated British Foods PLC[1]	2,372,470	86,021
6.46%	Pernod Ricard SA1	458,739	51,098
	Kao Corp.[1]	733,000	42,301
	Other securities		155,902
			335,322

American Funds Insurance Series

Global Growth Fund

Common stocks (continued)		Shares	Value (000)
Industrials	KONE Oyj, Class B1	880,000	$40,632
4.50%	Airbus Group SE, non-registered shares[1]	629,000	36,525
	Other securities		156,383
			233,540

Energy	Reliance Industries Ltd.[1]	2,825,000	40,704
3.47%	Other securities		139,670
			180,374

Telecommunication	SoftBank Group Corp.[1]	1,078,000	60,988
services	Other securities		15,309
1.47%			76,297

Other	Other securities		49,930
0.96%

Miscellaneous	Other common stocks in initial period of acquisition		257,233
4.96%	Total common stocks (cost: $3,874,239,000)		4,896,005

Bonds, notes & other debt instruments 0.04%		Principal amount (000)
U.S. Treasury bonds & notes 0.04%
U.S. Treasury	Other securities		2,007
0.04%	Total bonds, notes & other debt instruments (cost: $2,003,000)		2,007

Short-term securities 6.02%
	CAFCO, LLC 0.47% due 7/25/2016[3]	$47,000	46,987
	Federal Home Loan Bank 0.32%–0.34% due 7/11/2016–8/11/2016	53,500	53,492
	GlaxoSmithKline Finance PLC 0.53% due 8/23/2016[3]	47,600	47,568
	Mitsubishi UFJ Financial 0.41% due 7/14/2016	61,500	61,490
	Scotiabank Inc. 0.44% due 7/1/2016[3]	40,700	40,700
	Other securities		62,097
	Total short-term securities (cost: $312,326,000)		312,334

	Total investment securities 100.38% (cost: $4,188,568,000)		5,210,346
	Other assets less liabilities (0.38)%		(19,708)
	Net assets 100.00%		$5,190,638

American Funds Insurance Series

Global Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including a portion of a security which was pledged as collateral. The total value of pledged collateral was $290,000, which represented less than .01% of the net assets of the fund.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $45,698,000.

			Contract amount		Unrealized depreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 6/30/2016 (000)
Sales:
Japanese yen	7/12/2016	Bank of America, N.A.	$5,370	¥581,294	$(261)
Japanese yen	8/22/2016	Bank of America, N.A.	$6,875	¥715,000	(61)
					$(322)

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,461,243,000, which represented 47.42% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $206,101,000, which represented 3.97% of the net assets of the fund.

Key to abbreviation and symbol

ADR = American Depositary Receipts

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series

Global Small Capitalization Fund

Summary investment portfolio June 30, 2016	unaudited

Common stocks 82.71%		Shares	Value (000)
Consumer	Domino’s Pizza, Inc.	335,300	$44,052
discretionary	Cedar Fair, LP	687,000	39,722
17.02%	zooplus AG, non-registered shares[1,2]	266,800	38,024
	Five Below, Inc.[1]	660,000	30,631
	Tele Columbus AG1,2	3,285,000	30,573
	Expedia, Inc.	272,225	28,937
	GVC Holdings PLC[2]	3,793,748	28,579
	AA PLC[2]	7,658,304	24,468
	Lions Gate Entertainment Corp.	1,142,500	23,113
	Other securities		367,575
			655,674

Information	Qorvo, Inc.[1]	1,783,038	98,531
technology	AAC Technologies Holdings Inc.[2]	3,542,061	30,442
13.58%	Inphi Corp.[1]	887,600	28,430
	Kakaku.com, Inc.[2]	1,310,000	25,824
	Hamamatsu Photonics KK2	815,753	22,712
	Other securities		317,151
			523,090

Health care	China Biologic Products, Inc.[1]	503,000	53,479
13.25%	GW Pharmaceuticals PLC (ADR)[1]	559,950	51,275
	athenahealth, Inc.[1]	353,716	48,816
	Illumina, Inc.[1]	270,400	37,959
	Insulet Corp.[1]	1,254,033	37,922
	Hikma Pharmaceuticals PLC[2]	1,039,000	34,263
	Myriad Genetics, Inc.[1]	813,567	24,895
	Sawai Pharmaceutical Co., Ltd.[2]	309,400	23,840
	Ultragenyx Pharmaceutical Inc.[1]	483,768	23,661
	NuVasive, Inc.[1]	377,100	22,520
	bluebird bio, Inc.[1]	485,765	21,029
	Other securities		130,470
			510,129

Industrials	International Container Terminal Services, Inc.[2]	30,840,000	40,602
7.24%	ITT Corp.	823,000	26,320
	ABM Industries Inc.	626,600	22,858
	Other securities		188,949
			278,729

Financials	Kotak Mahindra Bank Ltd.[1,2]	3,282,732	37,276
6.90%	Essent Group Ltd.[1]	1,579,064	34,439
	Kemper Corp.	900,000	27,882
	Other securities		166,073
			265,670

Consumer staples	Sprouts Farmers Market, Inc.[1]	3,176,926	72,752
6.71%	COSMOS Pharmaceutical Corp.[2]	196,500	39,411
	Puregold Price Club, Inc.[2]	37,418,000	33,561
	Other securities		112,874
			258,598

American Funds Insurance Series

Global Small Capitalization Fund

Common stocks		Shares		Value (000)
Energy	InterOil Corp.[1]		1,184,235	$53,290
6.00%	Laredo Petroleum, Inc.[1]		4,534,000	47,516
	Carrizo Oil & Gas, Inc.[1]		708,473	25,399
	Other securities			104,862
				231,067

Materials	Lundin Mining Corp.[1]		7,025,000	23,707
4.67%	Other securities			156,294
				180,001

Utilities	ENN Energy Holdings Ltd.[2]		9,515,700	46,973
2.17%	Other securities			36,713
				83,686

Telecommunication	Other securities			11,560
services
0.30%

Miscellaneous	Other common stocks in initial period of acquisition			187,508
4.87%	Total common stocks (cost: $3,198,841,000)			3,185,712

Rights & warrants 0.01%
Other	Other securities			247
0.01%	Total rights & warrants (cost: $17,000)			247

Bonds, notes & other debt instruments 3.16%		Principal amount (000)
U.S. Treasury bonds & notes 1.80%
U.S. Treasury	U.S. Treasury 1.625% 2026		$47,680	48,235
1.80%	U.S. Treasury 2.50% 2046		20,285	21,155
				69,390
Bonds & notes of governments outside the U.S. 1.17%
	Brazil (Federal Republic of) 10.00% 2025	BRL	161,000	45,037

Corporate bonds & notes 0.19%
Energy	Other securities			7,385
0.19%	Total bonds, notes & other debt instruments (cost: $111,160,000)			121,812

Short-term securities 13.73%
	Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.44% due 7/12/2016		$33,900	33,895
	BNP Paribas Finance Inc. 0.27% due 7/1/2016		30,000	30,000
	Federal Home Loan Bank 0.34%–0.55% due 7/11/2016–8/29/2016		50,500	50,481
	Gotham Funding Corp. 0.46% due 7/5/2016[3]		60,700	60,696
	Mizuho Bank, Ltd. 0.55% due 8/26/2016[3]		44,000	43,963
	Nordea Bank AB 0.51%–0.60% due 9/6/2016–9/22/2016[3]		64,600	64,524
	Svenska Handelsbanken Inc. 0.70% due 10/3/2016[3]		50,600	50,518
	Toronto-Dominion Holdings USA Inc. 0.62% due 10/19/2016[3]		26,600	26,544
	Total Capital Canada Ltd. 0.63% due 8/25/2016[3]		88,000	87,943

American Funds Insurance Series

Global Small Capitalization Fund

	Principal amount	Value
Short-term securities (continued)	(000)	(000)
Toyota Motor Credit Corp. 0.58% due 8/15/2016	$38,900	$38,874
Victory Receivables Corp. 0.52% due 7/28/2016[3]	8,400	8,397
Other securities		32,692
Total short-term securities (cost: $528,477,000)		528,527

Total investment securities 99.61% (cost: $3,838,495,000)		3,836,298
Other assets less liabilities 0.39%		15,071
Net assets 100.00%		$3,851,369

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of the securities in “Other securities” (with a value of $8,713,000, a cost of $8,280,000, and which represented .23% of the net assets of the fund) was acquired on 5/1/2015 through private placement transaction exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $75,090,000.

					Unrealized
					appreciation
			Contract amount		(depreciation)
	Settlement		Receive	Deliver	at 6/30/2016
	date	Counterparty	(000)	(000)	(000)
Sales:
British pounds	7/11/2016	Citibank	$17,543	£12,190	$1,315
British pounds	7/11/2016	Barclays Bank PLC	$1,784	£1,225	154
British pounds	7/11/2016	JPMorgan Chase	$1,784	£1,224	153
British pounds	7/11/2016	HSBC Bank	$1,785	£1,227	152
British pounds	7/11/2016	UBS AG	$1,782	£1,224	152
British pounds	7/18/2016	HSBC Bank	$47,977	£34,000	2,707
Euros	8/3/2016	HSBC Bank	$4,054	€3,672	(27)
Euros	8/4/2016	JPMorgan Chase	$10,131	€9,091	29
Euros	8/5/2016	Citibank	$11,611	€10,438	13
Euros	8/5/2016	Barclays Bank PLC	$2,999	€2,691	8
Japanese yen	7/15/2016	UBS AG	$4,095	¥437,000	(138)
Singapore dollars	8/26/2016	Barclays Bank PLC	$4,844	S$6,704	(130)
					$4,388

American Funds Insurance Series

Global Small Capitalization Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2016, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	6/30/2016
	shares	Additions	Reductions	shares	(000)	(000)
Time Technoplast Ltd.[2]	11,888,000	—	—	11,888,000	$—	$8,728
Victoria Oil & Gas PLC[1,2]	6,966,560	—	—	6,966,560	—	3,363
Indochine Mining Ltd.[1,2]	73,199,466	—	73,016,468	182,998	—	—
Canadian Overseas Petroleum Ltd.[1,4]	11,225,000	—	—	11,225,000	—	—
Canadian Overseas Petroleum Ltd.[1,3,4]	8,000,000	—	—	8,000,000	—	—
Canadian Overseas Petroleum Ltd. (GBP denominated)[1,2,4]	6,050,000	—	—	6,050,000	—	—
Canadian Overseas Petroleum Ltd., warrants, expire 2017[1,2,4]	2,555,000	—	—	2,555,000	—	—
JVM Co., Ltd.[1,2,4]	411,500	—	251,635	159,865	—	—
Mauna Kea Technologies SA1,2,4	958,400	—	735,068	223,332	—	—
Sylvania Platinum Ltd. (CDI)[1,2,4]	15,000,000	—	15,000,000	—	—	—
zooplus AG, non-registered shares[1,2,4]	357,716	—	90,916	266,800	—	—
					$—	$12,091

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,470,662,000, which represented 38.19% of the net assets of the fund. This amount includes $1,455,844,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $391,033,000, which represented 10.15% of the net assets of the fund.
[4]	Unaffiliated issuer at 6/30/2016.

Key to abbreviations and symbols

ADR = American Depositary Receipts

BRL = Brazilian reais

CDI = CREST Depository Interest

€ = Euros

GBP/£ = British pounds

¥ = Japanese yen

S$ = Singapore dollars

See Notes to Financial Statements

American Funds Insurance Series

Growth Fund

Summary investment portfolio June 30, 2016	unaudited

			Value
Common stocks 95.29%		Shares	(000)
Information	Facebook, Inc., Class A1	6,789,685	$775,925
technology	Microsoft Corp.	11,695,000	598,433
23.42%	Broadcom Ltd.	2,869,100	445,858
	ASML Holding NV (New York registered)	2,224,016	220,645
	ASML Holding NV2	1,808,186	179,233
	Taiwan Semiconductor Manufacturing Co., Ltd.[2]	59,537,000	301,053
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,425,392	37,388
	Visa Inc., Class A	4,355,000	323,010
	Apple Inc.	3,306,300	316,082
	Alphabet Inc., Class A1	229,000	161,109
	Alphabet Inc., Class C1	195,241	135,126
	LinkedIn Corp., Class A1	1,026,460	194,258
	Other securities		1,259,233
			4,947,353

Consumer	Amazon.com, Inc.[1]	1,900,216	1,359,833
discretionary	Home Depot, Inc.	5,625,000	718,256
21.77%	Comcast Corp., Class A	7,685,000	500,985
	Charter Communications, Inc., Class A1	1,297,045	296,556
	Ulta Salon, Cosmetics & Fragrance, Inc.[1]	1,120,000	272,877
	Starbucks Corp.	3,685,000	210,487
	Tesla Motors, Inc.[1]	987,500	209,627
	Netflix, Inc.[1]	1,765,000	161,462
	Twenty-First Century Fox, Inc., Class A	5,710,000	154,456
	MGM Resorts International[1]	5,743,400	129,973
	Other securities		583,421
			4,597,933

Health care	UnitedHealth Group Inc.	3,330,000	470,196
14.35%	Centene Corp.[1]	4,266,652	304,511
	Express Scripts Holding Co.[1]	4,003,208	303,443
	Regeneron Pharmaceuticals, Inc.[1]	706,500	246,731
	Vertex Pharmaceuticals Inc.[1]	2,422,000	208,340
	Incyte Corp.[1]	2,306,500	184,474
	Thermo Fisher Scientific Inc.	1,240,000	183,222
	Humana Inc.	993,200	178,657
	Medtronic PLC	1,830,000	158,789
	Intuitive Surgical, Inc.[1]	195,000	128,975
	Other securities		663,168
			3,030,506

Financials	Berkshire Hathaway Inc., Class A1	2,235	484,939
9.48%	Berkshire Hathaway Inc., Class B1	363,734	52,665
	Wells Fargo & Co.	4,090,000	193,580
	JPMorgan Chase & Co.	2,503,720	155,581
	Onex Corp.	2,342,800	143,257
	Goldman Sachs Group, Inc.	934,400	138,833
	Other securities		833,875
			2,002,730

Energy	Schlumberger Ltd.	4,995,000	395,004
8.72%	Concho Resources Inc.[1]	1,851,700	220,852
	Suncor Energy Inc.	5,502,090	152,633
	Noble Energy, Inc.	3,958,000	141,973
	Other securities		931,884
			1,842,346

American Funds Insurance Series

Growth Fund

			Value
Common stocks		Shares	(000)
Consumer staples	Philip Morris International Inc.	3,615,000	$367,718
7.40%	Kraft Heinz Co.	2,500,000	221,200
	Coca-Cola Co.	4,670,000	211,691
	Constellation Brands, Inc., Class A	1,075,000	177,805
	Kerry Group PLC, Class A2	1,700,000	151,043
	Costco Wholesale Corp.	920,000	144,477
	Kroger Co.	3,710,000	136,491
	Other securities		153,476
			1,563,901

Industrials	Boeing Co.	1,450,000	188,312
5.56%	Rockwell Collins, Inc.	1,832,000	155,976
	Other securities		828,933
			1,173,221

Telecommunication	Zayo Group Holdings, Inc.[1]	6,549,000	182,914
services	Other securities		41,215
1.06%			224,129

Other	Other securities		268,046
1.27%

Miscellaneous	Other common stocks in initial period of acquisition		476,759
2.26%	Total common stocks (cost: $14,474,847,000)		20,126,924

Convertible stocks 0.06%
Consumer	Other securities		13,104
discretionary	Total convertible stocks (cost: $10,650,000)		13,104
0.06%

		Principal amount
Convertible bonds 0.03%		(000)
Miscellaneous	Other convertible bonds in initial period of acquisition		5,300
0.03%	Total convertible bonds (cost: $5,300,000)		5,300

Short-term securities 4.56%
	Apple Inc. 0.45% due 7/18/2016[3]	$61,400	61,390
	Federal Home Loan Bank 0.32%–0.58% due 7/7/2016–8/29/2016	461,700	461,533
	Microsoft Corp. 0.43%–0.48% due 7/27/2016–8/17/2016[3]	54,900	54,879
	Other securities		385,346
	Total short-term securities (cost: $963,014,000)		963,148

	Total investment securities 99.94% (cost: $15,453,811,000)		21,108,476
	Other assets less liabilities 0.06%		13,559
	Net assets 100.00%		$21,122,035

American Funds Insurance Series

Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2016, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	6/30/2016
	shares	Additions	Reductions	shares	(000)	(000)
KGen Power Corp.[1,2,4]	3,166,128	—	—	3,166,128	$ —	$1,437
Oshkosh Corp.[5]	4,947,000	—	2,752,541	2,194,459	1,709	—
					$1,709	$1,437

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,311,684,000, which represented 6.21% of the net assets of the fund. This amount includes $1,297,142,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $300,436,000, which represented 1.42% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	Unaffiliated issuer at 6/30/2016.

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	date	(000)	(000)	assets
KGen Power Corp.	12/19/2006	$1,203	$1,437	.01%
Other securities	5/22/2015	10,650	13,104	.06
Total private placement securities		11,853	14,541	.07%

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

International Fund

Summary investment portfolio June 30, 2016	unaudited

			Value
Common stocks 92.69%		Shares	(000)
Financials	AIA Group Ltd.[1]	34,971,700	$210,734
16.48%	HDFC Bank Ltd.[1]	8,602,600	174,386
	HDFC Bank Ltd. (ADR)	352,300	23,375
	Cheung Kong Property Holdings Ltd.[1]	23,118,556	145,523
	Barclays PLC[1]	47,214,347	89,888
	Prudential PLC[1]	5,142,265	87,603
	Kotak Mahindra Bank Ltd.[1,2]	5,597,048	63,555
	BNP Paribas SA1	1,011,659	45,482
	Other securities		374,041
			1,214,587

Information	Tencent Holdings Ltd.[1]	10,839,278	246,937
technology	Alibaba Group Holding Ltd. (ADR)[2]	1,771,200	140,864
12.79%	Nintendo Co., Ltd.[1]	807,500	115,218
	Samsung Electronics Co., Ltd.[1]	77,789	96,836
	ASML Holding NV1	693,834	68,775
	Infineon Technologies AG1	3,230,346	46,422
	Other securities		227,684
			942,736

Health care	Novartis AG1	3,893,500	320,294
11.98%	UCB SA1	1,251,700	93,595
	Grifols, SA, Class B, preferred non-voting, non-registered shares[1]	3,471,018	57,867
	Grifols, SA, Class A, non-registered shares[1]	881,000	19,895
	Grifols, SA, Class B (ADR)	793,690	13,231
	Takeda Pharmaceutical Co. Ltd.[1]	1,556,400	67,180
	Novo Nordisk A/S, Class B1	1,096,000	58,940
	Sysmex Corp.[1]	847,248	57,914
	Other securities		193,540
			882,456

Consumer	Altice NV, Class A1,2	4,795,381	72,112
discretionary	Altice NV, Class B1,2	1,118,127	16,887
11.31%	Toyota Motor Corp.[1]	1,645,700	82,280
	Kering SA1	406,733	66,333
	Naspers Ltd., Class N1	401,500	61,521
	Sands China Ltd.[1]	16,642,000	56,343
	Galaxy Entertainment Group Ltd.[1]	17,563,000	52,329
	Other securities		425,762
			833,567

Industrials	Airbus Group SE, non-registered shares[1]	1,943,014	112,828
8.92%	Rolls-Royce Holdings PLC[1,2]	9,267,900	88,006
	Deutsche Post AG1	1,967,000	54,916
	Jardine Matheson Holdings Ltd.[1]	901,800	52,808
	Other securities		348,515
			657,073

Consumer staples	Nestlé SA1	1,219,700	94,082
8.09%	Pernod Ricard SA1	816,700	90,970
	AMOREPACIFIC Corp.[1]	209,600	78,993
	British American Tobacco PLC[1]	1,182,000	76,913
	Associated British Foods PLC[1]	1,537,588	55,750
	Other securities		199,649
			596,357

American Funds Insurance Series

International Fund

			Value
Common stocks (continued)		Shares	(000)
Materials	HeidelbergCement AG1	1,064,911	$79,847
6.88%	Nitto Denko Corp.[1]	1,092,000	68,860
	First Quantum Minerals Ltd.	7,199,000	50,540
	Grasim Industries Ltd.[1]	556,401	40,474
	Grasim Industries Ltd. (GDR)[1]	131,304	9,551
	Glencore PLC[1]	23,608,000	48,234
	Other securities		209,585
			507,091

Utilities	Power Grid Corp. of India Ltd.[1]	46,528,040	112,786
5.32%	Cheung Kong Infrastructure Holdings Ltd.[1]	7,942,000	68,382
	ENN Energy Holdings Ltd.[1]	12,732,000	62,850
	China Gas Holdings Ltd.[1]	31,610,000	48,211
	Other securities		99,809
			392,038

Energy	Royal Dutch Shell PLC, Class B1	2,996,561	82,403
4.30%	Royal Dutch Shell PLC, Class A (GBP denominated)[1]	1,520,206	41,507
	Other securities		192,544
			316,454

Telecommunication	SoftBank Group Corp.[1]	1,162,400	65,763
services	Other securities		174,847
3.27%			240,610

Miscellaneous	Other common stocks in initial period of acquisition		246,785
3.35%	Total common stocks (cost: $6,613,391,000)		6,829,754

	Principal amount
Bonds, notes & other debt instruments 1.00%		(000)
Corporate bonds & notes 0.70%
Other	Other securities		51,698
0.70%	Total corporate bonds & notes		51,698

U.S. Treasury bonds & notes 0.22%
U.S. Treasury	Other securities		16,303
0.22%

Bonds & notes of governments outside the U.S. 0.08%
	Other securities		5,874
	Total bonds, notes & other debt instruments (cost: $67,977,000)		73,875

American Funds Insurance Series

International Fund

	Principal amount	Value
Short-term securities 6.28%	(000)	(000)
BNP Paribas Finance Inc. 0.27% due 7/1/2016	$46,300	$46,300
Federal Home Loan Bank 0.32%–0.50% due 7/20/2016–1/9/2017	64,015	63,943
Freddie Mac 0.39%–0.40% due 8/16/2016–10/5/2016	65,000	64,948
Gotham Funding Corp. 0.40%–0.55% due 7/8/2016–7/27/2016[3]	47,700	47,689
Nestlé Finance International Ltd. 0.60% due 7/20/2016	46,900	46,891
Other securities		192,833
Total short-term securities (cost: $462,565,000)		462,604

Total investment securities 99.97% (cost: $7,143,933,000)		7,366,233
Other assets less liabilities 0.03%		2,325
Net assets 100.00%		$7,368,558

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were pledged as collateral. The total value of pledged collateral was $3,737,000, which represented .05% of the net assets of the fund.

American Funds Insurance Series

International Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $182,477,000.

			Contract amount		Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 6/30/2016 (000)
Sales:
British pounds	7/11/2016	Barclays Bank PLC	$3,277	£2,249	$ 282
British pounds	7/11/2016	JPMorgan Chase	$3,276	£2,249	282
British pounds	7/11/2016	HSBC Bank	$3,279	£2,253	280
British pounds	7/11/2016	UBS AG	$3,274	£2,249	279
British pounds	7/20/2016	UBS AG	$55,174	£38,788	3,529
British pounds	8/4/2016	JPMorgan Chase	$4,364	£3,300	(31)
Euros	7/29/2016	Barclays Bank PLC	$17,141	€15,545	(129)
Euros	7/29/2016	Bank of America, N.A.	$85,725	€77,900	(819)
Euros	8/3/2016	HSBC Bank	$11,814	€10,702	(78)
Euros	8/4/2016	JPMorgan Chase	$8,029	€7,216	11
Euros	8/4/2016	Citibank	$4,409	€4,000	(35)
Euros	8/5/2016	Barclays Bank PLC	$137,814	€125,000	(1,092)
Euros	8/15/2016	HSBC Bank	$4,147	€3,666	72
Japanese yen	8/15/2016	Barclays Bank PLC	$62,508	¥6,682,000	(2,295)
Thai baht	8/10/2016	JPMorgan Chase	$3,550	THB125,160	(9)
					$ 247

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $6,256,930,000, which represented 84.91% of the net assets of the fund. This amount includes $6,032,519,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $244,586,000, which represented 3.32% of the net assets of the fund.

Key to abbreviations and symbols

ADR = American Depositary Receipts

€ = Euros

GDR = Global Depositary Receipts

GBP/£ = British pounds

¥ = Japanese yen

THB = Thai baht

See Notes to Financial Statements

American Funds Insurance Series

New World Fund

Summary investment portfolio June 30, 2016	unaudited

Common stocks 79.80%		Shares	Value (000)
Consumer	Naspers Ltd., Class N1	395,419	$60,589
discretionary	Domino’s Pizza, Inc.	350,000	45,983
15.63%	Matahari Department Store Tbk PT1	28,488,000	43,252
	Ctrip.com International, Ltd. (ADR)[2]	986,700	40,652
	Kroton Educacional SA, ordinary nominative	9,471,200	40,099
	Ryohin Keikaku Co., Ltd.[1]	134,500	32,632
	Mr Price Group Ltd.[1]	1,526,647	21,449
	Other securities		149,766
			434,422

Information	AAC Technologies Holdings Inc.[1]	8,592,500	73,848
technology	Taiwan Semiconductor Manufacturing Co., Ltd.[1]	10,757,000	54,394
15.11%	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	540,000	14,164
	Murata Manufacturing Co., Ltd.[1]	485,000	54,407
	Baidu, Inc., Class A (ADR)[2]	250,700	41,403
	Alibaba Group Holding Ltd. (ADR)[2]	252,800	20,105
	Other securities		161,553
			419,874

Financials	BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	5,441,500	30,491
12.80%	ICICI Bank Ltd.[1]	6,053,830	21,636
	ICICI Bank Ltd. (ADR)	1,100,500	7,902
	Fibra Uno Administración, SA de CV	13,586,578	28,879
	American Tower Corp.	245,000	27,834
	HDFC Bank Ltd. (ADR)	208,400	13,827
	HDFC Bank Ltd.[1]	630,000	12,771
	AIA Group Ltd.[1]	4,291,600	25,860
	Housing Development Finance Corp. Ltd.[1]	1,353,000	25,246
	Citigroup Inc.	560,000	23,738
	Grupo Financiero Santander México, SAB de CV, Class B (ADR)	2,430,000	22,089
	Other securities		115,340
			355,613

Health care	China Biologic Products, Inc.[2]	496,000	52,735
8.52%	Novo Nordisk A/S, Class B1	652,600	35,095
	Novartis AG1	280,500	23,075
	Novartis AG (ADR)	134,000	11,056
	Hikma Pharmaceuticals PLC[1]	996,500	32,861
	Cochlear Ltd.[1]	225,000	20,408
	Other securities		61,470
			236,700

Industrials	Cummins Inc.	290,200	32,630
6.49%	Eicher Motors Ltd.[1]	88,000	25,168
	Airbus Group SE, non-registered shares[1]	431,929	25,082
	ASSA ABLOY AB, Class B1	992,658	20,346
	Other securities		77,055
			180,281

Energy	Reliance Industries Ltd.[1]	3,542,302	51,039
5.83%	Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[2]	3,575,674	25,602
	Other securities		85,210
			161,851

American Funds Insurance Series

New World Fund

Common stocks (continued)			Shares	Value (000)
Consumer staples	Lenta Ltd. (GDR)[1,2]		4,241,024	$30,618
5.57%	Lenta Ltd. (GDR)[1,2,3]		1,053,300	7,605
	Hypermarcas SA, ordinary nominative		3,730,800	27,107
	Other securities			89,413
				154,743

Telecommunication	SoftBank Group Corp.[1]		461,400	26,104
services	Other securities			27,930
1.94%				54,034

Materials	Klabin SA, units		4,692,000	22,523
1.87%	Other securities			29,532
				52,055

Utilities	China Resources Gas Group Ltd.[1]		8,098,000	24,599
1.35%	Other securities			13,014
				37,613

Miscellaneous	Other common stocks in initial period of acquisition			130,328
4.69%	Total common stocks (cost: $2,031,569,000)			2,217,514

Rights & warrants 1.61%
Consumer staples	Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2018[1,3]		5,330,000	24,429
1.21%	Other securities			9,130
				33,559

Consumer	Other securities			11,234
discretionary	Total rights & warrants (cost: $57,637,000)			44,793
0.40%

Convertible bonds 0.24%		Principal amount (000)
Miscellaneous	Other convertible bonds in initial period of acquisition			6,581
0.24%	Total convertible bonds (cost: $6,639,000)			6,581

Bonds, notes & other debt instruments 5.65%
Bonds & notes of governments & government agencies outside the U.S. 5.07%
	India (Republic of) 8.60% 2028	INR	1,288,200	20,425
	Russian Federation 8.15% 2027	RUB	2,470,000	38,810
	Russian Federation 7.00%–7.60% 2021–2023		185,000	2,773
	Other securities			78,903
				140,911

Corporate bonds & notes 0.52%
Other	Other securities			14,493
0.52%	Total corporate bonds & notes			14,493

American Funds Insurance Series

New World Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 0.06%
U.S. Treasury	Other securities		$1,505
0.06%	Total bonds, notes & other debt instruments (cost: $148,099,000)		156,909

Short-term securities 12.51%
	Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.40% due 7/7/2016	$41,900	41,897
	BNP Paribas Finance Inc. 0.27% due 7/1/2016	28,200	28,200
	Bridgestone Americas, Inc. 0.43% due 7/5/2016[3]	21,600	21,599
	Caterpillar Financial Services Corp. 0.50% due 7/12/2016	40,000	39,995
	Fairway Finance Corp. 0.59% due 9/16/2016[3]	20,100	20,074
	Federal Home Loan Bank 0.31%–0.55% due 7/18/2016–8/29/2016	70,000	69,982
	Gotham Funding Corp. 0.55% due 8/1/2016[3]	19,600	19,592
	Total Capital Canada Ltd. 0.60%–0.63% due 7/11/2016–8/25/2016[3]	70,000	69,976
	Other securities		36,374
	Total short-term securities (cost: $347,667,000)		347,689

	Total investment securities 99.81% (cost: $2,591,611,000)		2,773,486
	Other assets less liabilities 0.19%		5,235
	Net assets 100.00%		$2,778,721

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

New World Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $13,691,000.

			Contract amount		Unrealized (depreciation) appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 6/30/2016 (000)
Sales:
Brazilian reais	7/22/2016	JPMorgan Chase	$352	BRL1,200	$ (19)
Colombian pesos	7/18/2016	JPMorgan Chase	$373	COP1,127,350	(11)
Colombian pesos	7/29/2016	Bank of America, N.A.	$763	COP2,311,700	(24)
Euros	7/22/2016	HSBC Bank	$301	€265	6
Euros	8/15/2016	HSBC Bank	$396	€350	7
Euros	8/15/2016	HSBC Bank	$204	€180	4
Indian rupees	7/11/2016	JPMorgan Chase	$3,155	INR210,800	38
Indian rupees	7/18/2016	JPMorgan Chase	$684	INR46,350	— [4]
Japanese yen	8/8/2016	UBS AG	$589	¥63,000	(22)
Japanese yen	8/22/2016	Bank of America, N.A.	$1,471	¥153,000	(13)
Mexican pesos	7/19/2016	HSBC Bank	$1,005	MXN18,300	6
Mexican pesos	7/22/2016	Citibank	$481	MXN9,000	(11)
South African rand	7/22/2016	JPMorgan Chase	$783	ZAR11,700	(8)
Turkish lira	7/18/2016	Citibank	$576	TRY1,700	(12)
Turkish lira	8/19/2016	Bank of America, N.A.	$657	TRY1,950	(12)
Turkish lira	8/29/2016	JPMorgan Chase	$265	TRY785	(4)
					$ (75)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,423,361,000, which represented 51.22% of the net assets of the fund. This amount includes $1,363,311,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $235,130,000, which represented 8.46% of the net assets of the fund.
[4]	Amount less than one thousand.

Key to abbreviations and symbols

ADR = American Depositary Receipts

BRL = Brazilian reais

COP = Colombian pesos

€ = Euros

GDR = Global Depositary Receipts

¥ = Japanese yen

INR = Indian rupees

MXN = Mexican pesos

RUB = Russian rubles

TRY = Turkish lira

ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series

Blue Chip Income and Growth Fund
Summary investment portfolio June 30, 2016	unaudited

Common stocks 94.10%		Shares	Value (000)
Health care	Amgen Inc.	2,694,600	$409,983
16.16%	AbbVie Inc.	4,732,100	292,964
	Medtronic PLC	1,460,000	126,684
	Bristol-Myers Squibb Co.	1,125,000	82,744
	Gilead Sciences, Inc.	959,812	80,068
	Teva Pharmaceutical Industries Ltd. (ADR)	1,394,000	70,021
	Novartis AG (ADR)	708,500	58,458
	Other securities		110,227
			1,231,149

Information	Intel Corp.	6,770,000	222,056
technology	Texas Instruments Inc.	2,630,000	164,769
13.37%	Western Union Co.	8,225,000	157,756
	Oracle Corp.	3,150,000	128,930
	Broadcom Ltd.	730,527	113,524
	Apple Inc.	1,154,580	110,378
	Microsoft Corp.	1,400,000	71,638
	Other securities		50,087
			1,019,138

Industrials	Norfolk Southern Corp.	1,591,800	135,510
12.72%	Union Pacific Corp.	1,408,000	122,848
	CSX Corp.	4,422,000	115,326
	Boeing Co.	659,000	85,584
	General Electric Co.	2,400,000	75,552
	Illinois Tool Works Inc.	650,000	67,704
	General Dynamics Corp.	450,000	62,658
	Other securities		304,411
			969,593

Consumer staples	Altria Group, Inc.	3,754,000	258,876
10.51%	Philip Morris International Inc.	1,000,000	101,720
	Kraft Heinz Co.	1,076,666	95,263
	Mondelez International, Inc.	1,580,000	71,906
	Kimberly-Clark Corp.	500,000	68,740
	ConAgra Foods, Inc.	1,200,000	57,372
	Coca-Cola Co.	1,250,000	56,662
	Other securities		90,713
			801,252

Telecommunication	Verizon Communications Inc.	5,894,171	329,130
services	AT&T Inc.	6,701,000	289,550
9.78%	CenturyLink, Inc.	4,357,700	126,417
			745,097

Energy	Canadian Natural Resources, Ltd.	7,677,150	236,686
9.58%	Exxon Mobil Corp.	1,254,000	117,550
	Halliburton Co.	2,376,000	107,609
	Noble Energy, Inc.	2,488,000	89,245
	Cabot Oil & Gas Corp.	3,395,000	87,387
	Other securities		91,435
			729,912

American Funds Insurance Series

Blue Chip Income and Growth Fund

Common stocks (continued)		Shares	Value (000)
Materials	Freeport-McMoRan Inc.	11,018,000	$122,741
5.36%	Monsanto Co.	1,001,000	103,513
	Other securities		181,822
			408,076

Financials	American International Group, Inc.	1,890,000	99,962
4.63%	Goldman Sachs Group, Inc.	531,000	78,896
	JPMorgan Chase & Co.	1,190,000	73,947
	Other securities		100,275
			353,080

Consumer	Las Vegas Sands Corp.	1,548,000	67,323
discretionary	McDonald’s Corp.	500,000	60,170
4.11%	Other securities		186,057
			313,550

Utilities	Exelon Corp.	6,540,000	237,794
4.06%	Other securities		71,345
			309,139

Miscellaneous	Other common stocks in initial period of acquisition		291,024
3.82%	Total common stocks (cost: $5,764,601,000)		7,171,010

Short-term securities 5.62%		Principal amount (000)
	Apple Inc. 0.42%–0.46% due 7/18/2016–9/7/2016[1]	$83,500	83,470
	ExxonMobil Corp. 0.39% due 7/6/2016	43,700	43,698
	General Electric Co. 0.35% due 7/1/2016	10,000	10,000
	Intel Corp. 0.49% due 8/29/2016	10,000	9,993
	Microsoft Corp. 0.42%–0.45% due 7/20/2016–9/14/2016[1]	107,700	107,660
	Pfizer Inc. 0.59% due 9/12/2016[1]	62,200	62,134
	Other securities		111,751
	Total short-term securities (cost: $428,675,000)		428,706

	Total investment securities 99.72% (cost: $6,193,276,000)		7,599,716
	Other assets less liabilities 0.28%		21,196
	Net assets 100.00%		$7,620,912

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $309,050,000, which represented 4.06% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Global Growth and Income Fund
Summary investment portfolio June 30, 2016	unaudited

Common stocks 90.13%		Shares	Value (000)
Financials	ICICI Bank Ltd.[1]	4,550,000	$16,261
14.79%	ICICI Bank Ltd. (ADR)	2,000,000	14,360
	MGM Growth Properties LLC, Class A	842,233	22,471
	JPMorgan Chase & Co.	346,800	21,550
	Iron Mountain Inc.	495,905	19,752
	Wells Fargo & Co.	402,000	19,027
	Crown Castle International Corp.	163,000	16,533
	CME Group Inc., Class A	165,500	16,120
	BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	2,500,000	14,009
	Other securities		115,408
			275,491

Information	Taiwan Semiconductor Manufacturing Co., Ltd.[1]	11,845,800	59,899
technology	Microsoft Corp.	840,000	42,983
12.94%	Nintendo Co., Ltd.[1]	250,000	35,671
	Broadcom Ltd.	173,000	26,884
	Other securities		75,616
			241,053

Consumer	McDonald’s Corp.	348,000	41,878
discretionary	Home Depot, Inc.	243,000	31,029
12.70%	Steinhoff International Holdings NV1	2,990,000	17,129
	Continental AG1	81,000	15,222
	Amazon.com, Inc.[2]	20,000	14,312
	Vivendi SA1	715,200	13,551
	adidas AG1	93,000	13,262
	Other securities		90,311
			236,694

Health care	UnitedHealth Group Inc.	293,100	41,386
9.36%	Novartis AG1	379,000	31,178
	Merck & Co., Inc.	535,900	30,873
	Medtronic PLC	226,000	19,610
	Regeneron Pharmaceuticals, Inc.[2]	46,000	16,064
	Other securities		35,259
			174,370

Consumer staples	British American Tobacco PLC[1]	573,500	37,318
9.19%	Philip Morris International Inc.	190,000	19,327
	Procter & Gamble Co.	225,000	19,051
	Walgreens Boots Alliance, Inc.	198,000	16,487
	Other securities		78,995
			171,178

Industrials	Airbus Group SE, non-registered shares[1]	374,000	21,718
8.26%	Lockheed Martin Corp.	85,500	21,219
	Grupo Aeroportuario del Pacífico SAB de CV	1,580,000	16,232
	Boeing Co.	120,000	15,584
	Other securities		79,135
			153,888

American Funds Insurance Series

Global Growth and Income Fund

Common stocks (continued)		Shares	Value (000)
Energy	Chevron Corp.	237,000	$24,845
5.21%	Royal Dutch Shell PLC, Class B (ADR)	160,000	8,960
	Royal Dutch Shell PLC, Class A (ADR)	130,000	7,178
	Other securities		56,067
			97,050

Utilities	Dominion Resources, Inc.	232,000	18,080
4.94%	Enel SPA[1]	4,030,000	17,923
	DONG Energy AS1,2	491,552	17,625
	Other securities		38,393
			92,021

Materials	E.I. du Pont de Nemours and Co.	475,000	30,780
4.33%	ArcelorMittal[1,2]	3,000,000	13,812
	Koninklijke DSM NV1	231,000	13,385
	Other securities		22,706
			80,683

Telecommunication	Verizon Communications Inc.	320,105	17,875
services	AT&T Inc.	325,000	14,043
3.67%	Other securities		36,461
			68,379

Miscellaneous	Other common stocks in initial period of acquisition		88,295
4.74%	Total common stocks (cost: $1,473,350,000)		1,679,102

Preferred securities 0.02%
Consumer	Other securities		459
discretionary	Total preferred securities (cost: $256,000)		459
0.02%

Bonds, notes & other debt instruments 2.22%		Principal amount (000)
Corporate bonds & notes 2.13%
Telecommunication	Numericable Group SA 7.375% 2026[3]	$14,800	14,652
services	Sprint Nextel Corp. 7.25% 2021	29,200	25,039
2.13%			39,691

U.S. Treasury bonds & notes 0.09%
U.S. Treasury	U.S. Treasury 0.875% 2017	1,600	1,605
0.09%	Total bonds, notes & other debt instruments (cost: $40,207,000)		41,296

American Funds Insurance Series

Global Growth and Income Fund

Short-term securities 7.77%	Principal amount (000)	Value (000)
BNP Paribas Finance Inc. 0.27% due 7/1/2016	$16,900	$16,900
Federal Home Loan Bank 0.34%–0.42% due 7/8/2016–1/9/2017	39,900	39,848
Gotham Funding Corp. 0.55% due 7/27/2016[3]	13,900	13,895
Old Line Funding, LLC 0.66% due 7/13/2016[3]	25,000	24,996
U.S. Treasury Bills 0.45% due 9/1/2016	49,100	49,081
Total short-term securities (cost: $144,700,000)		144,720

Total investment securities 100.14% (cost: $1,658,513,000)		1,865,577
Other assets less liabilities (0.14)%		(2,559)
Net assets 100.00%		$1,863,018

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $19,452,000.

					Unrealized
					(depreciation)
			Contract amount		appreciation
	Settlement		Receive	Deliver	at 6/30/2016
	date	Counterparty	(000)	(000)	(000)
Sales:
Australian dollars	7/18/2016	HSBC Bank	$585	A$795	$ (7)
Australian dollars	8/15/2016	HSBC Bank	$1,806	A$2,450	(18)
British pounds	7/18/2016	Bank of America, N.A.	$8,486	£6,000	498
Euros	8/23/2016	Citibank	$9,519	€8,425	150
					$623

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $671,468,000, which represented 36.04% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $53,543,000, which represented 2.87% of the net assets of the fund.

Key to abbreviation and symbols

ADR = American Depositary Receipts

A$ = Australian dollars

£ = British pounds

€ = Euros

See Notes to Financial Statements

American Funds Insurance Series

Growth-Income Fund
Summary investment portfolio June 30, 2016	unaudited

Common stocks 92.26%		Shares	Value (000)
Health care	Amgen Inc.	5,038,858	$766,662
16.36%	Gilead Sciences, Inc.	3,537,100	295,065
	Stryker Corp.	2,385,241	285,823
	Medtronic PLC	3,170,700	275,122
	AbbVie Inc.	4,434,100	274,515
	UnitedHealth Group Inc.	1,713,596	241,960
	Express Scripts Holding Co.[1]	3,156,383	239,254
	Merck & Co., Inc.	2,835,080	163,329
	Illumina, Inc.[1]	1,144,800	160,707
	Humana Inc.	863,000	155,237
	Other securities		1,153,664
			4,011,338

Information	Texas Instruments Inc.	10,023,959	628,001
technology	Microsoft Corp.	8,448,727	432,321
14.95%	Alphabet Inc., Class A1	339,850	239,095
	Alphabet Inc., Class C1	244,523	169,234
	Broadcom Ltd.	2,535,096	393,954
	Oracle Corp.	6,481,901	265,304
	Accenture PLC, Class A	1,654,500	187,438
	Intel Corp.	5,034,600	165,135
	Other securities		1,185,532
			3,666,014

Consumer	Amazon.com, Inc.[1]	1,177,900	842,929
discretionary	Netflix, Inc.[1]	3,809,277	348,473
13.03%	Twenty-First Century Fox, Inc., Class A	7,449,000	201,495
	Home Depot, Inc.	1,496,500	191,088
	Newell Rubbermaid Inc.	3,671,300	178,315
	Comcast Corp., Class A	2,653,000	172,949
	Other securities		1,258,469
			3,193,718

Financials	American International Group, Inc.	4,529,000	239,539
10.09%	JPMorgan Chase & Co.	3,794,300	235,778
	Marsh & McLennan Companies, Inc.	3,426,100	234,551
	Crown Castle International Corp.	1,877,400	190,425
	State Street Corp.	2,806,500	151,326
	Other securities		1,422,849
			2,474,468

Consumer staples	Philip Morris International Inc.	4,578,330	465,708
8.69%	Coca-Cola Co.	6,371,900	288,838
	Kroger Co.	6,907,080	254,112
	CVS Health Corp.	1,670,000	159,886
	Procter & Gamble Co.	1,734,200	146,835
	Other securities		813,717
			2,129,096

Energy	EOG Resources, Inc.	2,600,155	216,905
8.35%	TOTAL SA2	4,487,205	216,381
	Chevron Corp.	1,716,900	179,983
	Noble Energy, Inc.	4,934,500	177,000
	Schlumberger Ltd.	2,055,000	162,509

American Funds Insurance Series

Growth-Income Fund

Common stocks		Shares	Value (000)
	ConocoPhillips	3,699,410	$161,294
	Concho Resources Inc.[1]	1,274,000	151,950
	Other securities		780,660
			2,046,682

Industrials	Union Pacific Corp.	5,126,589	447,295
7.93%	General Dynamics Corp.	1,172,400	163,245
	Other securities		1,333,274
			1,943,814

Materials	Celanese Corp., Series A	4,547,233	297,616
5.18%	Dow Chemical Co.	4,352,900	216,383
	Monsanto Co.	1,673,211	173,027
	Freeport-McMoRan Inc.	13,515,000	150,557
	Other securities		431,404
			1,268,987

Telecommunication	Verizon Communications Inc.	11,244,701	627,904
services	Other securities		71,114
2.85%			699,018

Utilities	Sempra Energy	1,649,600	188,087
1.08%	Other securities		76,713
			264,800

Miscellaneous	Other common stocks in initial period of acquisition		919,028
3.75%	Total common stocks (cost: $17,990,122,000)		22,616,963

Convertible stocks 0.04%
Financials	Other securities		5,157
0.02%

Miscellaneous	Other convertible stocks in initial period of acquisition		5,178
0.02%	Total convertible stocks (cost: $9,587,000)		10,335

Convertible bonds 0.53%		Principal amount (000)
Information	Other securities		45,444
technology
0.19%

Miscellaneous	Other convertible bonds in initial period of acquisition		83,627
0.34%	Total convertible bonds (cost: $104,435,000)		129,071

Bonds, notes & other debt instruments 1.22%
U.S. Treasury bonds & notes 1.15%
U.S. Treasury	U.S. Treasury 1.62%–2.50% 2026–2046	$275,340	280,828
1.15%

American Funds Insurance Series

Growth-Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds & notes 0.07%
Telecommunication	Other securities		$17,119
services	Total bonds, notes & other debt instruments (cost: $291,980,000)		297,947
0.07%

Short-term securities 5.66%
Coca-Cola Co. 0.52%–0.58% due 8/19/2016–11/9/2016[3]	$76,900	76,766
Federal Home Loan Bank 0.28%–0.47% due 7/5/2016–1/9/2017	553,502	553,234
Microsoft Corp. 0.44%–0.47% due 8/3/2016–10/5/2016[3]	58,200	58,143
U.S. Treasury Bills 0.40% due 12/8/2016	30,000	29,963
Other securities		669,506
Total short-term securities (cost: $1,387,532,000)		1,387,612

Total investment securities 99.71% (cost: $19,783,656,000)		24,441,928
Other assets less liabilities 0.29%		72,013
Net assets 100.00%		$24,513,941

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of the securities (with a value of $5,157,000, an aggregate cost of $6,000,000, and which represented .02% of the net assets of the fund) was acquired on 6/28/2012 through a private placement transaction exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

American Funds Insurance Series

Growth-Income Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $20,823,000.

					Unrealized
			Contract amount		appreciation
	Settlement		Receive	Deliver	at 6/30/2016
	date	Counterparty	(000)	(000)	(000)
Sales:
British pounds	7/11/2016	Barclays Bank PLC	$5,207	£3,574	$ 449
British pounds	7/11/2016	JPMorgan Chase	$5,205	£3,574	447
British pounds	7/11/2016	HSBC Bank	$5,210	£3,579	444
British pounds	7/11/2016	UBS AG	$5,201	£3,573	444
					$1,784

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,402,806,000, which represented 5.72% of the net assets of the fund. This amount includes $1,312,902,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $581,978,000, which represented 2.37% of the net assets of the fund.

Key to symbol

£ = British pounds

See Notes to Financial Statements

American Funds Insurance Series

International Growth and Income Fund

Summary investment portfolio June 30, 2016	unaudited

			Value
Common stocks 88.95%		Shares	(000)
Financials	Cheung Kong Property Holdings Ltd.[1]	3,833,348	$24,129
17.56%	Wharf (Holdings) Ltd.[1]	3,626,000	22,183
	Prudential PLC[1]	1,079,324	18,387
	HDFC Bank Ltd.[1]	658,000	13,339
	RioCan Real Estate Investment Trust	519,045	11,783
	Siam Commercial Bank PCL[1]	2,906,000	11,506
	St. James’s Place PLC[1]	1,048,000	11,225
	Japan Real Estate Investment Corp.[1]	1,432	8,814
	BNP Paribas SA1	165,700	7,450
	Other securities		63,369
			192,185

Consumer staples	Philip Morris International Inc.	420,300	42,753
16.89%	British American Tobacco PLC[1]	567,700	36,941
	Imperial Brands PLC[1]	567,563	30,810
	Japan Tobacco Inc.[1]	446,600	17,891
	CALBEE, Inc.[1]	284,400	11,806
	Glanbia PLC[1]	533,000	10,058
	Thai Beverage PCL[1]	13,413,900	9,067
	Other securities		25,534
			184,860

Utilities	EDP - Energias de Portugal, SA1	10,961,084	33,663
12.46%	SSE PLC[1]	1,356,222	28,359
	Engie SA1	871,000	14,057
	National Grid PLC[1]	839,175	12,341
	Power Assets Holdings Ltd.[1]	1,313,000	12,054
	DONG Energy AS1,2	234,500	8,408
	Red Eléctrica de Corporación, SA1	84,900	7,569
	Other securities		19,952
			136,403

Consumer	Kering SA1	88,500	14,433
discretionary	H & M Hennes & Mauritz AB, Class B1	489,320	14,340
8.86%	Toyota Motor Corp.[1]	283,000	14,149
	HUGO BOSS AG1	207,500	11,723
	Other securities		42,356
			97,001

Health care	Novartis AG1	429,870	35,363
8.70%	Orion Oyj, Class B1	429,600	16,688
	GlaxoSmithKline PLC[1]	586,000	12,598
	Astellas Pharma Inc.[1]	511,000	7,997
	Other securities		22,500
			95,146

Industrials	Deutsche Post AG1	567,500	15,844
7.91%	Abertis Infraestructuras[1]	1,077,952	15,843
	CK Hutchison Holdings Ltd.[1]	1,283,348	14,123
	Rolls-Royce Holdings PLC[1,2]	1,415,100	13,437
	ASSA ABLOY AB, Class B1	585,700	12,005
	Other securities		15,352
			86,604

American Funds Insurance Series

International Growth and Income Fund

			Value
Common stocks		Shares	(000)
Energy	Royal Dutch Shell PLC, Class A (GBP denominated)[1]	1,013,933	$27,684
7.40%	BP PLC[1]	2,331,806	13,616
	Peyto Exploration & Development Corp.	330,000	8,858
	Veresen Inc.	922,000	7,815
	Other securities		22,977
			80,950

Telecommunication	MTN Group Ltd.[1]	917,000	8,968
services	China Mobile Ltd.[1]	700,000	8,085
3.76%	Telia Co. AB1	1,598,500	7,541
	Other securities		16,511
			41,105

Information	Taiwan Semiconductor Manufacturing Co., Ltd.[1]	3,070,000	15,524
technology	Other securities		17,443
3.01%			32,967

Materials	Other securities		17,494
1.60%

Miscellaneous	Other common stocks in initial period of acquisition		8,783
0.80%	Total common stocks (cost: $1,017,402,000)		973,498

		Principal amount
Convertible bonds 0.22%		(000)
Financials	Other securities		2,438
0.22%	Total convertible bonds (cost: $2,810,000)		2,438

Bonds, notes & other debt instruments 2.87%
Corporate bonds & notes 1.84%
Materials	FMG Resources 9.75% 2022[3]	$7,750	8,603
0.97%	Other securities		1,973
			10,576

Energy	Other securities		9,522
0.87%	Total corporate bonds & notes		20,098

Bonds & notes of governments & government agencies outside the U.S. 1.02%
	Other securities		11,200

U.S. Treasury bonds & notes 0.01%
U.S. Treasury	Other securities		120
0.01%	Total bonds, notes & other debt instruments (cost: $29,077,000)		31,418

American Funds Insurance Series

International Growth and Income Fund

	Principal amount	Value
Short-term securities 8.43%	(000)	(000)
BNP Paribas Finance Inc. 0.27% due 7/1/2016	$20,800	$20,800
Federal Home Loan Bank 0.32% due 8/11/2016	11,900	11,896
Nordea Bank AB 0.51% due 7/5/2016[3]	20,400	20,399
Scotiabank Inc. 0.44% due 7/1/2016[3]	14,100	14,100
Thunder Bay Funding, LLC 0.59% due 8/25/2016[3]	17,800	17,785
Other securities		7,297
Total short-term securities (cost: $92,275,000)		92,277

Total investment securities 100.47% (cost: $1,141,564,000)		1,099,631
Other assets less liabilities (0.47)%		(5,148)
Net assets 100.00%		$1,094,483

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into a forward currency contract as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $8,064,000.

					Unrealized
			Contract amount		depreciation
	Settlement		Receive	Deliver	at 6/30/2016
	date	Counterparty	(000)	(000)	(000)
Sales:
Euros	7/29/2016	Bank of America, N.A.	$23,110	€21,000	$(221)

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $865,247,000, which represented 79.06% of the net assets of the fund. This amount includes $851,908,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $74,209,000, which represented 6.78% of the net assets of the fund.

Key to abbreviation and symbol

€ = Euros
GBP = British pounds

See Notes to Financial Statements

American Funds Insurance Series

Capital Income Builder

Summary investment portfolio June 30, 2016	unaudited

			Value
Common stocks 80.86%		Shares	(000)
Consumer staples	Philip Morris International Inc.	150,575	$15,317
15.66%	Altria Group, Inc.	125,410	8,648
	Coca-Cola Co.	165,545	7,504
	Japan Tobacco Inc.[1]	97,400	3,902
	Unilever PLC[1]	80,410	3,857
	Imperial Brands PLC[1]	65,500	3,556
	Procter & Gamble Co.	39,500	3,344
	Other securities		7,758
			53,886

Financials	Sampo Oyj, Class A1	142,178	5,809
11.74%	Iron Mountain Inc.	131,195	5,225
	Swedbank AB, Class A1	187,792	3,928
	Mercury General Corp.	71,310	3,791
	CME Group Inc., Class A	37,595	3,662
	Other securities		18,008
			40,423

Telecommunication	Verizon Communications Inc.	212,551	11,869
services	Singapore Telecommunications Ltd.[1]	2,042,900	6,318
9.70%	HKT Trust and HKT Ltd., units[1]	3,174,340	4,580
	Vodafone Group PLC[1]	1,413,400	4,303
	NTT DoCoMo, Inc.[1]	100,000	2,691
	Other securities		3,614
			33,375

Utilities	SSE PLC[1]	391,463	8,185
9.09%	National Grid PLC[1]	479,040	7,045
	Duke Energy Corp.	39,600	3,397
	Infratil Ltd.[1]	1,073,667	2,454
	CMS Energy Corp.	51,000	2,339
	Other securities		7,882
			31,302

Energy	Royal Dutch Shell PLC, Class B1	197,260	5,424
7.79%	Royal Dutch Shell PLC, Class B (ADR)	19,500	1,092
	Exxon Mobil Corp.	59,300	5,559
	Helmerich & Payne, Inc.	79,700	5,350
	Enbridge Inc. (CAD denominated)	84,770	3,591
	Occidental Petroleum Corp.	43,800	3,310
	Other securities		2,473
			26,799

Health care	AstraZeneca PLC[1]	107,650	6,408
6.76%	AstraZeneca PLC (ADR)	108,680	3,281
	Pfizer Inc.	259,680	9,143
	Other securities		4,429
			23,261

Information	International Business Machines Corp.	26,250	3,984
technology	Texas Instruments Inc.	49,630	3,109
6.25%	Xilinx, Inc.	66,540	3,070
	Paychex, Inc.	46,910	2,791

American Funds Insurance Series

Capital Income Builder

			Value
Common stocks (continued)		Shares	(000)
Information	VTech Holdings Ltd.[1]	251,400	$2,652
technology	Taiwan Semiconductor Manufacturing Co., Ltd.[1]	428,000	2,164
(continued)	Other securities		3,747
			21,517

Consumer	Gannett Co., Inc.	224,940	3,107
discretionary	Greene King PLC[1]	293,820	3,067
5.23%	Las Vegas Sands Corp.	66,500	2,892
	Viacom Inc., Class B	54,600	2,264
	Other securities		6,682
			18,012

Industrials	BAE Systems PLC[1]	561,300	3,936
4.84%	Lockheed Martin Corp.	14,755	3,662
	MTR Corp. Ltd.[1]	418,000	2,121
	Other securities		6,944
			16,663

Materials	Amcor Ltd.[1]	216,157	2,417
2.44%	Other securities		5,978
			8,395

Miscellaneous	Other common stocks in initial period of acquisition		4,694
1.36%	Total common stocks (cost: $272,826,000)		278,327

Convertible stocks 0.40%
Financials	Other securities		1,370
0.40%	Total convertible stocks (cost: $1,242,000)		1,370

		Principal amount
Bonds, notes & other debt instruments 15.26%		(000)
U.S. Treasury bonds & notes 5.61%
U.S. Treasury	U.S. Treasury 2.25% 2021	$2,695	2,853
5.15%	U.S. Treasury 8.00% 2021	5,050	6,881
	U.S. Treasury 0.88%–3.00% 2019–2046	7,563	7,994
			17,728

U.S. Treasury	U.S. Treasury Inflation-Protected Securities 0.38%–0.63% 2025–2026[2]	1,512	1,568
inflation-protected	Total U.S. Treasury bonds & notes		19,296
securities
0.46%

Mortgage-backed obligations 5.41%
Federal agency	Fannie Mae 4.00% 2036[3]	2,623	2,851
mortgage-backed	Fannie Mae 4.00% 2045[3]	1,394	1,511
obligations	Freddie Mac 3.50% 2046[3]	1,994	2,104
4.67%	Freddie Mac 3.50%–4.00% 2035–2046[3]	4,126	4,394
	Government National Mortgage Assn. 4.36%–6.86% 2045–2063[3]	4,820	5,169
			16,029

American Funds Insurance Series

Capital Income Builder

		Principal amount	Value
Bonds, notes & other debt instruments		(000)	(000)
Commercial	Other securities		$2,583
mortgage-backed	Total mortgage-backed obligations		18,612
securities
0.74%

Corporate bonds & notes 2.98%
Financials	Other securities		3,600
1.05%

Consumer staples	Altria Group, Inc. 9.25% 2019	$200	247
0.21%	Other securities		464
			711

Utilities	Progress Energy, Inc. 7.05% 2019	100	114
0.16%	Other securities		454
			568

Telecommunication	Verizon Communications Inc. 4.50%–5.50% 2018–2020	400	440
services
0.13%

Industrials	General Electric Capital Corp. 5.50% 2020	150	171
0.08%	Other securities		115
			286

Other	Other securities		4,671
1.35%	Total corporate bonds & notes		10,276

Asset-backed obligations 1.26%
	Other securities		4,334
	Total bonds, notes & other debt instruments (cost: $51,331,000)		52,518

Short-term securities 3.69%
	Emerson Electric Co. 0.40% due 7/15/2016[4]	5,000	4,999
	ExxonMobil Corp. 0.39% due 7/6/2016	2,400	2,400
	General Electric Co. 0.35% due 7/1/2016	5,300	5,300
	Total short-term securities (cost: $12,699,000)		12,699

	Total investment securities 100.21% (cost: $338,098,000)		344,914
	Other assets less liabilities (0.21)%		(731)
	Net assets 100.00%		$344,183

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

Capital Income Builder

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $129,186,000, which represented 37.53% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $5,797,000, which represented 1.68% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See Notes to Financial Statements

American Funds Insurance Series

Asset Allocation Fund

Summary investment portfolio June 30, 2016	unaudited

Common stocks 63.28%		Shares	Value (000)
Information	Microsoft Corp.	12,120,000	$620,180
technology	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	15,200,000	398,696
15.68%	Intuit Inc.	2,513,000	280,476
	VeriSign, Inc.[1]	3,000,000	259,380
	ASML Holding NV (New York registered)	2,500,000	248,025
	Intel Corp.	6,600,000	216,480
	Broadcom Ltd.	1,309,600	203,512
	Texas Instruments Inc.	2,900,000	181,685
	AAC Technologies Holdings Inc.[2]	16,000,000	137,512
	Juniper Networks, Inc.	6,000,000	134,940
	Other securities		384,925
			3,065,811

Health care	UnitedHealth Group Inc.	2,417,000	341,280
8.14%	Johnson & Johnson	2,292,700	278,105
	Merck & Co., Inc.	4,456,000	256,710
	Humana Inc.	1,410,000	253,631
	Express Scripts Holding Co.[1]	2,950,000	223,610
	Pfizer Inc.	2,500,000	88,025
	Other securities		148,752
			1,590,113

Consumer	Comcast Corp., Class A	5,773,000	376,342
discretionary	Home Depot, Inc.	1,800,000	229,842
7.45%	Amazon.com, Inc.[1]	308,000	220,411
	VF Corp.	2,730,000	167,868
	Newell Rubbermaid Inc.	2,700,000	131,139
	General Motors Co.	3,500,000	99,050
	Other securities		230,749
			1,455,401

Financials	JPMorgan Chase & Co.	5,867,000	364,575
6.89%	Chubb Ltd.	2,455,000	320,893
	First Republic Bank	2,500,000	174,975
	Citigroup Inc.	2,750,000	116,573
	Other securities		369,486
			1,346,502

Energy	Noble Energy, Inc.	7,100,000	254,677
5.47%	Weatherford International PLC[1]	32,250,000	178,988
	Chevron Corp.	1,625,000	170,349
	Royal Dutch Shell PLC, Class B (ADR)	2,243,500	125,636
	Other securities		338,857
			1,068,507

Industrials	Lockheed Martin Corp.	1,462,000	362,825
5.26%	Boeing Co.	1,633,440	212,135
	Nielsen Holdings PLC	3,000,000	155,910
	General Electric Co.	3,500,000	110,180
	TransDigm Group Inc.[1]	383,000	100,993
	Other securities		86,721
			1,028,764

American Funds Insurance Series

Asset Allocation Fund

Common stocks (continued)		Shares	Value (000)
Materials	E.I. du Pont de Nemours and Co.	5,640,000	$365,472
4.47%	LyondellBasell Industries NV	2,050,000	152,561
	Syngenta AG (ADR)	1,800,000	138,222
	Other securities		218,092
			874,347

Consumer staples	Philip Morris International Inc.	4,882,000	496,597
3.89%	Other securities		264,709
			761,306

Telecommunication	AT&T Inc.	2,660,000	114,939
services	Other securities		91,875
1.06%			206,814

Utilities	Dominion Resources, Inc.	1,480,000	115,336
0.64%	Other securities		9,090
			124,426

Miscellaneous	Other common stocks in initial period of acquisition		846,856
4.33%	Total common stocks (cost: $9,516,531,000)		12,368,847

Convertible stocks 0.03%
Industrials	Other securities		6,081
0.03%	Total convertible stocks (cost: $15,029,000)		6,081

Bonds, notes & other debt instruments 29.05%		Principal amount (000)
U.S. Treasury bonds & notes 14.52%
U.S. Treasury	U.S. Treasury 0.625% 2017	$200,000	200,234
11.69%	U.S. Treasury 0.625% 2018	203,000	203,183
	U.S. Treasury 1.50% 2019	400,000	408,424
	U.S. Treasury 1.25% 2020[3]	327,000	331,902
	U.S. Treasury 1.625% 2020	125,000	128,585
	U.S. Treasury 0.75%–4.75% 2017–2046	978,407	1,012,418
			2,284,746

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	206,077	216,093
inflation-protected	U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	131,206	152,110
securities	U.S. Treasury Inflation-Protected Securities 0.13%–1.00% 2021–2046[4]	177,500	186,353
2.83%			554,556
	Total U.S. Treasury bonds & notes		2,839,302

Corporate bonds & notes 8.69%
Financials	ACE INA Holdings Inc. 2.30%–4.35% 2020–2045	12,050	12,704
1.59%	JPMorgan Chase & Co. 1.35%–3.25% 2017–2026	9,265	9,506
	JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	3,200	3,196
	Other securities		285,539
			310,945

American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
Health care	Johnson & Johnson 2.45% 2026	$1,285	$1,331
1.48%	Pfizer Inc. 1.95% 2021	2,500	2,534
	UnitedHealth Group Inc. 3.35% 2022	4,355	4,668
	Other securities		281,405
			289,938

Consumer	Amazon.com, Inc. 4.80% 2034	8,000	9,444
discretionary	Comcast Corp. 3.15% 2026	3,915	4,169
0.79%	Home Depot, Inc. 2.00%–4.25% 2021–2046	5,500	6,067
	Other securities		135,321
			155,001

Industrials	Lockheed Martin Corp. 3.10%–3.55% 2023–2026	9,000	9,819
0.60%	Other securities		108,135
			117,954

Consumer staples	Philip Morris International Inc. 1.88%–4.25% 2021–2044	10,000	10,626
0.37%	Other securities		61,265
			71,891

Information	Microsoft Corp. 4.20% 2035	6,000	6,753
technology	Other securities		51,981
0.30%			58,734

Other	Other securities		694,377
3.56%	Total corporate bonds & notes		1,698,840

Mortgage-backed obligations 4.98%
Federal agency	Fannie Mae 0%–7.50% 2021–2047[5,6]	374,606	402,755
mortgage-backed	Freddie Mac 3.50%–6.62% 2023–2046[5,7]	264,986	284,392
obligations	Other securities		34,381
3.68%			721,528

Other	Fannie Mae 2.30%–3.51% 2022–2024[5,7]	47,582	51,483
mortgage-backed	Freddie Mac 1.69%–3.53% 2021–2026[5,7]	79,478	84,811
securities	Other securities		10,104
0.73%			146,398

Other	Other securities		105,514
0.57%	Total mortgage-backed obligations		973,440

Federal agency bonds & notes 0.26%
	Fannie Mae 2.125% 2026	12,410	12,777
	Federal Home Loan Bank 0.875% 2018	17,140	17,215
	Freddie Mac 0.75% 2018	18,768	18,790
	Other securities		1,580
	Total federal agency bonds & notes		50,362
Other 0.60%
	Other securities		116,907
	Total bonds, notes & other debt instruments (cost: $5,580,163,000)		5,678,851

American Funds Insurance Series

Asset Allocation Fund

Short-term securities 8.64%	Principal amount (000)	Value (000)
Federal Home Loan Bank 0.28%–0.53% due 7/6/2016–4/19/2017	$806,200	$805,690
Freddie Mac 0.35%–0.43% due 9/19/2016–11/17/2016	82,800	82,690
Microsoft Corp. 0.43%–0.46% due 8/3/2016–9/7/2016[8]	166,700	166,601
Pfizer Inc. 0.46%–0.52% due 7/25/2016–8/12/2016[8]	130,400	130,351
U.S. Treasury Bills 0.50% due 9/15/2016	30,500	30,487
Other securities		472,464
Total short-term securities (cost: $1,688,146,000)		1,688,283

Total investment securities 101.00% (cost: $16,799,869,000)		19,742,062
Other assets less liabilities (1.00)%		(195,721)
Net assets 100.00%		$19,546,341

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $42,700,000, which represented .22% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $8,538,000, an aggregate cost of $26,745,000, and which represented .04% of the net assets of the fund) were acquired from 3/10/2010 to 12/21/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

American Funds Insurance Series

Asset Allocation Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $388,417,000.

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 6/30/2016
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Receive	LCH	3-month USD-LIBOR	0.921%	3/5/2017	$ 50,000	$86
Receive	LCH	3-month USD-LIBOR	1.929	9/29/2019	80,000	2,827
Receive	LCH	3-month USD-LIBOR	1.6365	10/16/2019	124,000	3,237
Pay	LCH	3-month USD-LIBOR	1.734	3/5/2020	23,000	(722)
Receive	LCH	3-month USD-LIBOR	1.212	2/8/2021	47,000	551
Pay	LCH	3-month USD-LIBOR	1.7475	2/8/2026	50,000	(1,832)
Receive	LCH	3-month USD-LIBOR	1.3675	6/28/2026	41,000	(25)
Pay	LCH	3-month USD-LIBOR	3.402	6/23/2044	18,000	(6,628)
Pay	LCH	3-month USD-LIBOR	2.945	10/16/2044	28,000	(7,367)
Receive	LCH	3-month USD-LIBOR	2.232	2/8/2046	10,000	963
						$(8,910)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $438,289,000, which represented 2.24% of the net assets of the fund. This amount includes $408,609,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	A portion of this security was pledged as collateral. The total value of pledged collateral was $6,023,000, which represented .03% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Coupon rate may change periodically.
[8]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,228,034,000, which represented 6.28% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

LCH = LCH.Clearnet

LIBOR = London Interbank Offered Rate

TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series

Global Balanced Fund

Summary investment portfolio June 30, 2016	unaudited

Common stocks 57.13%		Shares	Value (000)
Industrials	ASSA ABLOY AB, Class B1	160,000	$3,279
9.65%	BAE Systems PLC[1]	447,400	3,137
	General Electric Co.	97,200	3,060
	KONE Oyj, Class B1	57,000	2,632
	Boeing Co.	17,000	2,208
	Other securities		9,090
			23,406

Health care	Merck & Co., Inc.	81,120	4,673
9.07%	Humana Inc.	20,830	3,747
	Medtronic PLC	42,400	3,679
	Pfizer Inc.	74,000	2,606
	Novartis AG1	22,300	1,834
	Express Scripts Holding Co.[2]	23,600	1,789
	Other securities		3,669
			21,997

Consumer staples	Pernod Ricard SA1	32,970	3,672
8.80%	British American Tobacco PLC[1]	42,450	2,762
	Coca-Cola Co.	59,300	2,688
	Reynolds American Inc.	42,104	2,271
	Nestlé SA1	29,200	2,252
	Altria Group, Inc.	31,000	2,138
	Costco Wholesale Corp.	10,170	1,597
	Other securities		3,961
			21,341

Information	ASML Holding NV1	50,169	4,973
technology	Microsoft Corp.	92,200	4,718
7.63%	Nintendo Co., Ltd.[1]	19,800	2,825
	Taiwan Semiconductor Manufacturing Co., Ltd.[1]	333,000	1,684
	Other securities		4,303
			18,503

Energy	Royal Dutch Shell PLC, Class B1	95,000	2,612
5.50%	Royal Dutch Shell PLC, Class A (GBP denominated)[1]	575	16
	Enbridge Inc. (CAD denominated)	55,560	2,354
	Chevron Corp.	20,830	2,184
	ConocoPhillips	47,506	2,071
	Spectra Energy Corp	44,100	1,615
	Schlumberger Ltd.	20,400	1,613
	Other securities		875
			13,340

Financials	AIA Group Ltd.[1]	430,000	2,591
5.27%	JPMorgan Chase & Co.	38,700	2,405
	BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	305,000	1,709
	Sumitomo Mitsui Financial Group, Inc.[1]	15,500	444
	Other securities		5,641
			12,790

American Funds Insurance Series

Global Balanced Fund

Common stocks		Shares		Value (000)
Consumer	Amazon.com, Inc.[2]		4,100	$2,934
discretionary	Home Depot, Inc.		22,030	2,813
4.75%	McDonald’s Corp.		14,700	1,769
	Other securities			3,996
				11,512

Materials	E.I. du Pont de Nemours and Co.		59,200	3,836
4.32%	Koninklijke DSM NV1		37,000	2,144
	Dow Chemical Co.		40,000	1,989
	Other securities			2,520
				10,489

Utilities	Power Assets Holdings Ltd.[1]		182,500	1,676
1.26%	Other securities			1,385
				3,061

Telecommunication	Verizon Communications Inc.		27,850	1,555
services	Other securities			568
0.88%				2,123
	Total common stocks (cost: $118,506,000)			138,562

Convertible bonds 0.11%		Principal amount (000)
Consumer staples	Other securities			276
0.11%	Total convertible bonds (cost: $505,000)			276

Bonds, notes & other debt instruments 34.84%
Bonds & notes of governments & government agencies outside the U.S. 16.47%
	French Government O.A.T. Eurobond 1.75%–3.25% 2024–2045		€1,825	2,544
	German Government 0.10%–2.50% 2021–2046[3]		1,812	2,793
	Irish Government 1.00% 2026		1,310	1,521
	Irish Government 2.00%–5.40% 2023–2045		1,200	1,731
	Japanese Government 0.00%–2.30% 2016–2044[3]		¥834,600	9,180
	Polish Government 3.25%–5.75% 2017–2025	PLN	11,590	3,290
	United Kingdom 2.00% 2025		£1,150	1,677
	United Kingdom 1.75%–4.75% 2020–2046		1,340	2,235
	United Mexican States Government 4.00%–10.00% 2017–2040[3]	MXN	51,557	3,159
	United Mexican States Government Global 4.13%–4.75% 2026–2046		$550	591
	Other securities			11,232
				39,953

U.S. Treasury bonds & notes 9.50%
U.S. Treasury	U.S. Treasury 1.50% 2020		1,500	1,535
7.56%	U.S. Treasury 1.75% 2020		3,500	3,621
	U.S. Treasury 0.75%–4.38% 2017–2046		12,663	13,166
				18,322

U.S. Treasury	U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2017–2046[3]		4,446	4,710
inflation-protected	Total U.S. Treasury bonds & notes			23,032
securities
1.94%

American Funds Insurance Series

Global Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Corporate bonds & notes 6.58%
Financials	JPMorgan Chase & Co. 2.55%–3.25% 2021–2022		$104	$107
2.02%	JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)		135	149
	Other securities			4,636
				4,892

Health care	Humana Inc. 3.15% 2022		100	103
0.83%	Medtronic, Inc. 3.50% 2025		100	109
	Novartis Securities Investment Ltd. 5.125% 2019		25	28
	Other securities			1,784
				2,024

Consumer staples	Altria Group, Inc. 2.63%–4.75% 2020–2042		400	440
0.60%	Coca-Cola Co. 1.80% 2016		85	85
	Pernod Ricard SA 4.45% 2022[4]		150	165
	Reynolds American Inc. 4.00%–5.85% 2022–2045		205	232
	Other securities			544
				1,466

Industrials	General Electric Capital Corp. 2.30%–3.15% 2017–2022		115	120
0.33%	Other securities			685
				805

Other	Other securities			6,759
2.80%	Total corporate bonds & notes			15,946

Mortgage-backed obligations 2.16%
Other	Nykredit Realkredit AS, Series 01E, 2.00% 2037[5]	DKr	10,762	1,622
mortgage-backed	Other securities			783
securities				2,405
1.00%

Other	Other securities			2,827
1.16%	Total mortgage-backed obligations			5,232

Asset-backed obligations 0.13%

	Other securities			325
	Total bonds, notes & other debt instruments (cost: $82,795,000)			84,488

Short-term securities 7.87%
	Caisse d’Amortissement de la Dette Sociale 0.48% due 7/7/2016[4]		$2,900	2,900
	General Electric Co. 0.35% due 7/1/2016		5,100	5,100
	Gotham Funding Corp. 0.55% due 8/2/2016[4]		4,000	3,998
	John Deere Financial Ltd. 0.43% due 7/13/2016[4]		2,700	2,700
	Novartis Securities Investment Ltd. 0.46% due 7/19/2016[4]		2,000	2,000
	Sumitomo Mitsui Banking Corp. 0.48% due 7/18/2016[4]		2,400	2,399
	Total short-term securities (cost: $19,096,000)			19,097

	Total investment securities 99.95% (cost: $220,902,000)			242,423
	Other assets less liabilities 0.05%			111
	Net assets 100.00%			$242,534

American Funds Insurance Series

Global Balanced Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $13,433,000.

					Unrealized
					(depreciation)
			Contract amount		appreciation
	Settlement		Receive	Deliver	at 6/30/2016
	date	Counterparty	(000)	(000)	(000)
Purchases:
Euros	7/22/2016	HSBC Bank	€185	$209	$ (4)
Euros	7/22/2016	Bank of America, N.A.	€612	$693	(13)
Euros	8/23/2016	HSBC Bank	€249	$281	(5)
Euros	8/29/2016	UBS AG	€325	$363	(2)
Japanese yen	7/13/2016	UBS AG	¥44,375	$415	15
Japanese yen	7/13/2016	Citibank	¥31,929	$298	11
Japanese yen	7/15/2016	Citibank	¥73,972	$681	36
Japanese yen	7/15/2016	Citibank	¥48,138	$443	23
Japanese yen	7/15/2016	Barclays Bank PLC	¥21,808	$200	11
Japanese yen	7/15/2016	HSBC Bank	¥31,170	$293	10
Japanese yen	7/21/2016	UBS AG	¥53,364	$512	5
Japanese yen	7/22/2016	UBS AG	¥45,688	$420	23
Japanese yen	8/4/2016	JPMorgan Chase	¥21,151	$200	5
Japanese yen	8/5/2016	HSBC Bank	¥46,037	$436	10
Japanese yen	8/8/2016	HSBC Bank	¥43,305	$407	13
Japanese yen	8/15/2016	HSBC Bank	¥36,271	$343	9
Japanese yen	8/22/2016	HSBC Bank	¥22,250	$215	1
Norwegian kroner	7/21/2016	Bank of America, N.A.	NKr2,828	$350	(12)
Swedish kronor	7/13/2016	Barclays Bank PLC	SKr1,625	$200	(8)
Swedish kronor	8/8/2016	UBS AG	SKr1,613	$191	— [6]
Swedish kronor	8/22/2016	Bank of America, N.A.	SKr1,270	$153	(2)
					$126
Sales:
British pounds	7/11/2016	Barclays Bank PLC	€192	£150	14
British pounds	7/15/2016	JPMorgan Chase	$567	£400	34
British pounds	7/15/2016	UBS AG	$356	£250	23
British pounds	7/19/2016	HSBC Bank	$1,183	£815	98
British pounds	7/20/2016	Barclays Bank PLC	$1,182	£815	97
British pounds	7/25/2016	HSBC Bank	$351	£245	25
British pounds	7/25/2016	HSBC Bank	$528	£400	(5)
British pounds	8/8/2016	HSBC Bank	$403	£300	3
Euros	7/11/2016	Citibank	SKr2,768	€300	(6)
Euros	7/19/2016	HSBC Bank	¥100,966	€850	34
Euros	7/20/2016	Citibank	SKr3,283	€350	— [6]
Euros	7/25/2016	HSBC Bank	NKr3,069	€325	6
Euros	7/28/2016	UBS AG	$1,096	€1,000	(15)
Indian rupees	7/18/2016	JPMorgan Chase	$537	INR36,400	— [6]
Japanese yen	7/11/2016	JPMorgan Chase	$555	¥60,000	(26)
Japanese yen	7/25/2016	Bank of New York Mellon	$440	¥46,000	(6)
Japanese yen	8/29/2016	JPMorgan Chase	$1,185	¥125,000	(28)
Malaysian ringgits	7/18/2016	JPMorgan Chase	$173	MYR700	— [6]
Malaysian ringgits	7/18/2016	Citibank	$147	MYR600	(2)
Malaysian ringgits	7/20/2016	UBS AG	$303	MYR1,250	(7)
Polish zloty	7/18/2016	Barclays Bank PLC	$403	PLN1,592	— [6]

American Funds Insurance Series

Global Balanced Fund

					Unrealized
					(depreciation)
			Contract amount		appreciation
	Settlement		Receive	Deliver	at 6/30/2016
	date	Counterparty	(000)	(000)	(000)
Polish zloty	7/18/2016	JPMorgan Chase	$838	PLN3,308	$ — [6]
South African rand	7/21/2016	JPMorgan Chase	$115	ZAR1,750	(3)
					$236
Forward currency contracts — net					$362

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $59,050,000, which represented 24.35% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $17,820,000, which represented 7.35% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Amount less than one thousand.

Key to abbreviations and symbols

CAD = Canadian dollars

DKr = Danish kroner

€ = Euros

GBP/£ = British pounds

INR = Indian rupees

¥ = Japanese yen

MXN = Mexican pesos

MYR = Malaysian ringgits

NKr = Norwegian kroner

PLN = Polish zloty

SKr = Swedish kronor

ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series

Bond Fund

Summary investment portfolio June 30, 2016	unaudited

Bonds, notes & other debt instruments 94.45%		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 35.73%
U.S. Treasury	U.S. Treasury 8.75% 2017	$50,000	$53,598
32.28%	U.S. Treasury 1.375% 2018	64,250	65,272
	U.S. Treasury 1.50% 2018	75,625	77,076
	U.S. Treasury 0.875% 2019	151,190	151,952
	U.S. Treasury 1.625% 2019	200,500	205,990
	U.S. Treasury 1.625% 2019	152,625	156,779
	U.S. Treasury 1.625% 2019	79,400	81,626
	U.S. Treasury 1.125% 2020	67,300	68,012
	U.S. Treasury 1.25% 2020[1]	79,950	81,148
	U.S. Treasury 1.375% 2020	61,450	62,605
	U.S. Treasury 1.75% 2020	200,000	206,938
	U.S. Treasury 8.75% 2020	40,000	52,767
	U.S. Treasury 1.125% 2021	158,965	160,114
	U.S. Treasury 1.375% 2021	192,250	195,764
	U.S. Treasury 2.00% 2022	222,750	233,199
	U.S. Treasury 2.125% 2022	150,000	158,226
	U.S. Treasury 1.50% 2023	140,750	142,818
	U.S. Treasury 1.625% 2023	147,500	150,876
	U.S. Treasury 1.625% 2023	74,738	76,443
	U.S. Treasury 2.125% 2025	85,650	90,492
	U.S. Treasury 3.00% 2045	263,625	303,575
	U.S. Treasury 2.50% 2046	127,068	132,515
	U.S. Treasury 2.50% 2046	91,445	95,442
	U.S. Treasury 0.63%–6.13% 2016–2045[1]	403,612	425,650
			3,428,877

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.625% 2021[2]	36,088	38,028
inflation-protected	U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	100,678	106,146
securities	U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	189,223	204,777
3.45%	U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2023–2041[2]	15,002	18,122
			367,073
	Total U.S. Treasury bonds & notes		3,795,950

Corporate bonds & notes 28.89%
Financials	Other securities		777,850
7.32%

Health care	Other securities		554,743
5.22%

Energy	Other securities		413,247
3.89%

Consumer	Other securities		358,048
discretionary
3.37%

Consumer staples	Other securities		331,006
3.12%

Utilities	Other securities		297,230
2.80%

American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments (continued)			Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Telecommunication	Other securities			$141,645
services
1.33%

Other	Other securities			195,258
1.84%	Total corporate bonds & notes			3,069,027

Mortgage-backed obligations 22.27%
Federal agency	Fannie Mae 4.00% 2046[3,4]		$100,000	107,111
mortgage-backed	Fannie Mae 4.00% 2046[3]		57,899	62,237
obligations	Fannie Mae 4.50% 2046[3,4]		197,930	216,072
19.50%	Fannie Mae 4.50% 2046[3,4]		100,000	109,103
	Fannie Mae 2.27%–9.36% 2023–2046[3,4,5]		213,549	229,576
	Freddie Mac 3.00% 2035[3]		66,189	69,602
	Freddie Mac 3.50% 2036[3]		48,741	51,923
	Freddie Mac 3.50% 2045[3]		48,088	51,495
	Freddie Mac 3.50% 2046[3]		123,075	129,871
	Freddie Mac 3.50% 2046[3]		61,119	64,494
	Freddie Mac 4.00% 2046[3,4]		290,700	311,142
	Freddie Mac 4.00% 2046[3]		53,909	57,756
	Freddie Mac 4.00% 2046[3]		49,627	53,168
	Freddie Mac 0%–5.50% 2033–2046[3]		16,780	18,190
	Government National Mortgage Assn. 4.00% 2046[3,4]		227,000	242,659
	Government National Mortgage Assn. 4.00% 2046[3,4]		100,000	106,867
	Government National Mortgage Assn. 4.00%–4.50% 2040–2045[3]		177,426	190,438
				2,071,704

Commercial	Other securities			217,097
mortgage-backed
securities
2.05%

Other	Freddie Mac 2.18%–3.13% 2021–2025[3]		49,606	51,895
mortgage-backed	Other securities			22,711
securities				74,606
0.70%

Collateralized	Other securities			2,128
mortgage-backed	Total mortgage-backed obligations			2,365,535
0.02%

Bonds & notes of governments & government agencies outside the U.S. 4.44%
	Japanese Government, Series 19, 0.10% 2024[2]		¥5,318,275	54,978
	Japanese Government, Series 20, 0.10% 2025[2]		11,216,250	116,002
	United Mexican States Government, Series M, 6.50% 2021	MXN	1,800,200	103,006
	United Mexican States Government, Series M, 5.75% 2026		435,000	23,640
	United Mexican States Government Global 3.50%–11.38% 2016–2045		$30,925	33,765
	Other securities			140,431
				471,822

Asset-backed obligations 1.45%
	Other securities			154,015

American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
Municipals 0.96%
	Other securities		$101,976

Federal agency bonds & notes 0.71%
	Fannie Mae 2.125% 2026	$12,410	12,777
	Freddie Mac 1.25% 2019	22,000	22,261
	Other securities		40,573
			75,611
	Total bonds, notes & other debt instruments (cost: $9,734,838,000)		10,033,936

Common stocks 0.01%		Shares
Other	Other securities		149
0.00%

Miscellaneous	Other common stocks in initial period of acquisition		655
0.01%	Total common stocks (cost: $1,175,000)		804

Short-term securities 15.92%		Principal amount (000)
	Apple Inc. 0.44% due 7/11/2016[6]	$59,500	59,494
	Emerson Electric Co. 0.41%–0.42% due 7/27/2016–8/8/2016[6]	69,800	69,775
	ExxonMobil Corp. 0.43% due 8/10/2016	50,000	49,978
	Fannie Mae 0.40% due 7/19/2016	100,000	99,987
	Federal Home Loan Bank 0.29%–0.58% due 7/13/2016–12/16/2016	732,200	731,887
	Freddie Mac 0.35%–0.44% due 9/19/2016–11/18/2016	261,300	260,931
	Microsoft Corp. 0.37%–0.47% due 7/13/2016–10/5/2016[6]	96,000	95,936
	Wal-Mart Stores, Inc. 0.39% due 7/5/2016[6]	50,000	49,998
	Other securities		272,786
	Total short-term securities (cost: $1,690,632,000)		1,690,772

	Total investment securities 110.38% (cost: $11,426,645,000)		11,725,512
	Other assets less liabilities (10.38)%		(1,102,509)
	Net assets 100.00%		$10,623,003

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,027,000, which represented .01% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $12,204,000, which represented .11% of the net assets of the fund.

American Funds Insurance Series

Bond Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $266,639,000.

			Contract amount		Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 6/30/2016 (000)
Purchases:
Australian dollars	7/11/2016	Barclays Bank PLC	A$29,606	$22,000	$ 71
Chilean pesos	7/11/2016	Citibank	CLP15,044,700	$22,000	707
Chilean pesos	8/1/2016	Barclays Bank PLC	CLP666,556	$1,005	(1)
Chilean pesos	8/1/2016	UBS AG	CLP9,049,360	$13,640	(9)
Chilean pesos	8/5/2016	UBS AG	CLP5,346,963	$8,055	(4)
					$ 764
Sales:
British pounds	7/20/2016	UBS AG	$8,307	£5,840	531
Danish kroner	7/22/2016	Bank of America, N.A.	$21,924	DKr144,000	421
Euros	7/18/2016	HSBC Bank	$34,428	€30,660	381
Euros	7/18/2016	Bank of America, N.A.	$18,803	€16,750	203
Euros	7/21/2016	Citibank	$23,147	€20,500	379
Euros	7/28/2016	JPMorgan Chase	$24,196	€21,800	(22)
Japanese yen	7/7/2016	Bank of America, N.A.	$55,129	¥6,000,000	(2,986)
Japanese yen	8/4/2016	UBS AG	$32,484	¥3,430,000	(768)
Japanese yen	8/8/2016	HSBC Bank	$71,495	¥7,300,000	715
Mexican pesos	7/18/2016	Bank of America, N.A.	$12,917	MXN244,500	(434)
					$(1,580)
Forward currency contracts — net					$ (816)

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $4,171,399,000.

						Unrealized
						(depreciation)
						appreciation
Pay/receive			Fixed	Expiration	Notional	at 6/30/2016
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	0.765%	10/27/2017	$27,500	$(27)
Pay	LCH	3-month USD-LIBOR	0.8475	4/8/2018	550,000	(1,215)
Pay	LCH	3-month USD-LIBOR	0.944	6/8/2018	250,000	(1,008)
Receive	LCH	3-month USD-LIBOR	1.669	10/28/2019	112,000	3,063
Receive	LCH	3-month USD-LIBOR	1.6915	6/3/2020	1,600	50
Pay	LCH	3-month USD-LIBOR	1.772	7/20/2020	1,320	(46)
Pay	LCH	3-month USD-LIBOR	1.752	8/3/2020	495	(17)
Receive	LCH	3-month USD-LIBOR	1.628	8/24/2020	7,000	205
Receive	LCH	3-month USD-LIBOR	1.566	8/27/2020	100,000	2,679
Receive	LCH	3-month USD-LIBOR	1.556	8/27/2020	100,000	2,637
Pay	LCH	3-month USD-LIBOR	1.607	9/4/2020	6,000	(171)
Pay	LCH	3-month USD-LIBOR	1.45	10/13/2020	1,500	(33)
Receive	LCH	3-month USD-LIBOR	1.7345	12/31/2020	120,000	4,229
Receive	LCH	3-month USD-LIBOR	1.2415	3/4/2021	237,000	3,079
Receive	LCH	3-month USD-LIBOR	1.157	5/12/2021	5,000	44
Receive	LCH	3-month USD-LIBOR	1.0075	6/28/2021	200,000	212
Pay	LCH	3-month USD-LIBOR	2.1305	7/17/2022	100,000	(6,227)
Receive	LCH	3-month USD-LIBOR	1.9375	12/18/2022	150,000	7,788
Pay	LCH	3-month USD-LIBOR	2.805	3/21/2024	1,100	(131)

American Funds Insurance Series

Bond Fund

						Unrealized
						(depreciation)
						appreciation
Pay/receive			Fixed	Expiration	Notional	at 6/30/2016
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	2.701%	6/9/2024	$60,000	$(6,785)
Pay	LCH	3-month USD-LIBOR	2.6815	9/24/2024	1,600	(182)
Pay	LCH	3-month USD-LIBOR	2.6915	9/26/2024	1,100	(126)
Pay	LCH	3-month USD-LIBOR	2.54	10/3/2024	400	(41)
Pay	LCH	6-month EURIBOR	0.9852	10/17/2024	€25,000	(1,817)
Pay	LCH	3-month USD-LIBOR	2.342	10/21/2024	$290	(25)
Pay	LCH	3-month USD-LIBOR	2.326	10/22/2024	800	(69)
Pay	LCH	3-month USD-LIBOR	2.372	10/24/2024	1,150	(103)
Pay	LCH	3-month USD-LIBOR	2.438	11/19/2024	2,750	(262)
Pay	LCH	3-month USD-LIBOR	2.4585	11/24/2024	23,000	(2,226)
Pay	LCH	3-month USD-LIBOR	2.4295	11/25/2024	800	(76)
Pay	LCH	3-month USD-LIBOR	2.353	12/8/2024	700	(62)
Pay	LCH	3-month USD-LIBOR	2.2845	12/12/2024	330	(27)
Pay	LCH	3-month USD-LIBOR	1.8185	1/20/2025	900	(40)
Pay	LCH	3-month USD-LIBOR	1.9365	1/22/2025	1,500	(82)
Pay	LCH	3-month USD-LIBOR	2.192	3/18/2025	1,850	(141)
Pay	LCH	3-month USD-LIBOR	2.0475	3/23/2025	450	(29)
Pay	LCH	3-month USD-LIBOR	2.3175	5/8/2025	1,500	(131)
Pay	LCH	3-month USD-LIBOR	2.339	5/13/2025	375	(33)
Pay	LCH	3-month USD-LIBOR	2.351	5/15/2025	590	(53)
Pay	LCH	3-month USD-LIBOR	2.287	5/20/2025	500	(42)
Pay	LCH	3-month USD-LIBOR	2.227	5/28/2025	260	(21)
Pay	LCH	3-month USD-LIBOR	2.2125	5/29/2025	465	(36)
Pay	LCH	3-month USD-LIBOR	2.2185	6/1/2025	1,150	(90)
Pay	LCH	3-month USD-LIBOR	2.451	6/5/2025	650	(64)
Pay	LCH	3-month USD-LIBOR	2.46	6/10/2025	2,536	(253)
Pay	LCH	3-month USD-LIBOR	2.455	6/24/2025	235	(23)
Pay	LCH	3-month USD-LIBOR	2.428	7/2/2025	2,000	(194)
Pay	LCH	3-month USD-LIBOR	2.397	7/13/2025	900	(85)
Pay	LCH	3-month USD-LIBOR	2.535	7/15/2025	800	(85)
Pay	LCH	3-month USD-LIBOR	2.4615	7/22/2025	1,300	(130)
Pay	LCH	3-month USD-LIBOR	2.312	7/29/2025	1,000	(87)
Pay	LCH	3-month USD-LIBOR	2.331	7/30/2025	435	(39)
Pay	LCH	3-month USD-LIBOR	2.2135	9/4/2025	5,000	(394)
Pay	LCH	3-month USD-LIBOR	2.228	9/4/2025	13,000	(1,041)
Pay	LCH	6-month JPY-LIBOR	0.282	2/2/2026	¥5,500,000	(1,662)
Pay	LCH	3-month USD-LIBOR	1.6705	3/4/2026	$248,000	(7,284)
Pay	LCH	6-month JPY-LIBOR	0.0875	3/10/2026	¥11,100,000	(1,319)
Pay	LCH	3-month USD-LIBOR	1.5925	5/9/2026	$1,000	(21)
Pay	LCH	3-month USD-LIBOR	1.592	5/12/2026	4,000	(86)
Pay	LCH	3-month USD-LIBOR	1.595	5/12/2026	8,500	(185)
Receive	LCH	3-month USD-LIBOR	3.0865	8/18/2034	2,250	512
Receive	LCH	3-month USD-LIBOR	2.913	11/24/2034	10,000	2,005
Receive	LCH	3-month USD-LIBOR	2.844	6/11/2035	3,250	624
Receive	LCH	3-month USD-LIBOR	2.9535	6/30/2035	2,500	528
Receive	LCH	3-month USD-LIBOR	2.773	7/13/2035	500	90
Receive	LCH	3-month USD-LIBOR	2.589	9/4/2035	3,100	462
Pay	LCH	3-month USD-LIBOR	3.132	10/8/2044	200	(61)
Pay	LCH	3-month USD-LIBOR	3.046	10/10/2044	700	(201)
Pay	LCH	3-month USD-LIBOR	3.0745	11/10/2044	250	(74)
Pay	LCH	3-month USD-LIBOR	3.086	11/10/2044	525	(156)
Pay	LCH	3-month USD-LIBOR	3.061	11/12/2044	200	(58)
Pay	LCH	3-month USD-LIBOR	3.0515	11/14/2044	1,000	(289)
Pay	LCH	3-month USD-LIBOR	2.925	12/3/2044	1,230	(319)
Pay	LCH	3-month USD-LIBOR	2.6695	12/19/2044	200	(40)
Pay	LCH	3-month USD-LIBOR	2.5755	3/5/2045	1,470	(260)
Receive	LCH	3-month USD-LIBOR	2.377	4/29/2045	1,910	249
Pay	LCH	3-month USD-LIBOR	2.6765	5/7/2045	430	(87)

American Funds Insurance Series

Bond Fund

						Unrealized
						(depreciation)
						appreciation
Pay/receive			Fixed	Expiration	Notional	at 6/30/2016
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	2.757%	5/8/2045	$1,500	$(332)
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	3,800	(645)
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	51,200	(8,575)
Pay	LCH	3-month USD-LIBOR	2.6095	1/7/2046	5,500	(1,035)
Pay	LCH	3-month USD-LIBOR	2.28181	1/19/2046	20,000	(2,167)
Pay	LCH	3-month USD-LIBOR	2.354	1/29/2046	47,000	(5,935)
Receive	LCH	3-month USD-LIBOR	2.1515	3/4/2046	51,000	3,909
Pay	LCH	6-month JPY-LIBOR	0.58295	3/23/2046	¥2,000,000	(2,191)
Receive	LCH	6-month JPY-LIBOR	0.64355	4/27/2046	2,000,000	2,550
Pay	LCH	3-month USD-LIBOR	2.1155	5/13/2046	$4,000	(272)
						$(22,108)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $26,769,000, which represented .25% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,217,391,000, which represented 11.46% of the net assets of the fund.

Key to abbreviations and symbols

A$ = Australian dollars

£ = British pounds

CLP = Chilean pesos

DKr = Danish kroner

EURIBOR = Euro Interbank Offered Rate

€ = Euros

JPY/¥ = Japanese yen

LCH = LCH.Clearnet

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series

Global Bond Fund

Summary investment portfolio June 30, 2016	unaudited

Bonds, notes & other debt instruments 96.20%		Principal amount (000)		Value (000)
Euros	Belgium (Kingdom of), Series 77, 1.00% 2026		€12,100	$14,448
11.89%	BNP Paribas 2.875% 2026[1]		3,975	4,526
	French Government O.A.T. Eurobond 1.75% 2024		24,300	30,916
	French Government O.A.T. Eurobond 0.50% 2026		6,350	7,255
	German Government 2.50% 2044		8,050	14,093
	German Government 2.50% 2046		16,750	29,902
	German Government 0.10%–6.25% 2023–2040[2]		5,922	8,835
	Hungarian Government 3.88%–6.00% 2019–2020		7,235	9,104
	Irish Government 5.40% 2025		8,070	12,707
	Irish Government 1.00%–3.90% 2023–2045		30,815	39,999
	Italian Government 1.45% 2022		16,375	19,076
	Italian Government 4.50% 2024		8,650	12,100
	Italian Government 3.50%–4.75% 2023–2030		10,040	13,840
	Other securities			65,355
				282,156

Japanese yen	Japanese Government, Series 326, 0.70% 2022		¥1,935,000	20,004
9.38%	Japanese Government, Series 325, 0.80% 2022		1,370,000	14,212
	Japanese Government, Series 329, 0.80% 2023		1,735,000	18,145
	Japanese Government, Series 18, 0.10% 2024[2]		4,690,455	48,079
	Japanese Government, Series 19, 0.10% 2024[2]		2,661,625	27,515
	Japanese Government, Series 116, 2.20% 2030		1,735,000	22,238
	Japanese Government, Series 145, 1.70% 2033		2,005,000	25,144
	Japanese Government 0%–2.30% 2016–2044[2]		4,183,410	47,435
				222,772

Mexican pesos	United Mexican States Government, Series M, 6.50% 2021	MXN	918,800	52,573
5.09%	United Mexican States Government, Series M20, 10.00% 2024		209,500	14,716
	United Mexican States Government, Series M, 5.75% 2026		527,000	28,640
	United Mexican States Government 4.00%–10.00% 2016–2042[2]		414,318	25,004
				120,933

Polish zloty	Polish Government, Series 1017, 5.25% 2017	PLN	54,472	14,451
4.11%	Polish Government, Series 0420, 1.50% 2020		62,000	15,491
	Polish Government, Series 0421, 2.00% 2021		97,250	24,569
	Polish Government, Series 0922, 5.75% 2022		46,600	14,110
	Polish Government 3.25%–5.75% 2020–2025		102,720	29,015
				97,636

Hungarian forints	Hungarian Government, Series 19/A, 6.50% 2019	HUF	5,038,830	20,128
3.41%	Hungarian Government, Series 20/A, 7.50% 2020		10,451,590	44,992
	Hungarian Government 3.50%–7.00% 2020–2025		3,906,220	15,812
				80,932

Danish kroner	Nykredit Realkredit AS, Series 01E, 2.00% 2037[3]	DKr	292,234	44,040
3.27%	Nykredit Realkredit AS, Series 01E, 2.50% 2047[3]		18,734	2,827
	Realkredit Danmark AS, Series 22S, 2.00% 2037[3]		130,427	19,578
	Other securities			11,090
				77,535

British pounds	United Kingdom 2.00% 2025		£20,850	30,413
2.70%	United Kingdom 3.25% 2044		11,245	19,989
	United Kingdom 2.25%–2.75% 2023–2024		5,350	8,121
	Other securities			5,516
				64,039

American Funds Insurance Series

Global Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Malaysian	Malaysian Government, Series 0315, 3.659% 2020	MYR	105,350	$26,465
ringgits	Malaysian Government 3.76%–4.50% 2019–2030		99,250	25,216
2.18%				51,681

Indian rupees	India (Republic of) 8.83% 2023	INR	1,284,200	20,306
1.36%	India (Republic of) 8.60%–9.20% 2028–2030		727,600	11,860
				32,166

U.S. dollars	Fannie Mae 4.00% 2046[3,4]		$40,050	42,898
50.51%	Fannie Mae 2.18%–3.50% 2022–2042[3]		3,850	4,031
	Government National Mortgage Assn. 4.50% 2045[3]		7,910	8,497
	Government National Mortgage Assn. 4.00% 2046[3,4]		29,476	31,500
	Hungarian Government 4.00%–7.63% 2019–2041		17,044	20,028
	Slovenia (Republic of) 5.50% 2022		10,840	12,331
	Slovenia (Republic of) 4.75%–5.85% 2018–2024[5]		11,455	13,170
	U.S. Treasury 1.625% 2019[6]		26,200	26,907
	U.S. Treasury 1.625% 2019		11,894	12,220
	U.S. Treasury 1.75% 2019		12,050	12,429
	U.S. Treasury 1.125% 2020		23,600	23,850
	U.S. Treasury 1.375% 2020		26,400	26,896
	U.S. Treasury 1.75% 2020		13,800	14,279
	U.S. Treasury 1.125% 2021		66,810	67,293
	U.S. Treasury 2.50% 2024		14,600	15,862
	U.S. Treasury 3.00% 2045		17,300	19,922
	U.S. Treasury 2.50% 2046		15,050	15,695
	U.S. Treasury 0.63%–3.50% 2017–2045		97,815	100,759
	U.S. Treasury Inflation-Protected Security 0.625% 2024[2]		39,703	41,633
	U.S. Treasury Inflation-Protected Security 1.00% 2046[2]		32,585	35,264
	U.S. Treasury Inflation-Protected Securities 0.25%–2.38% 2025–2045[2]		36,570	38,680
	United Mexican States Government Global 4.13%–4.75% 2026–2044		5,000	5,411
	Other securities			609,491
				1,199,046

Other	Other securities			54,814
2.30%	Total bonds, notes & other debt instruments (cost: $2,249,689,000)			2,283,710

Convertible stocks 0.01%			Shares
U.S. dollars	Other securities			208
0.01%	Total convertible stocks (cost: $386,000)			208

Common stocks 0.05%
U.S. dollars	Other securities			802
0.04%

Miscellaneous	Other common stocks in initial period of acquisition			241
0.01%	Total common stocks (cost: $3,605,000)			1,043

American Funds Insurance Series

Global Bond Fund

Short-term securities 6.40%	Principal amount (000)	Value (000)
BNP Paribas Finance Inc. 0.27% due 7/1/2016	$20,000	$20,000
Federal Home Loan Bank 0.32% due 8/11/2016	12,600	12,596
GlaxoSmithKline Finance PLC 0.43%–0.53% due 7/14/2016–8/23/2016[5]	32,800	32,790
Gotham Funding Corp. 0.50% due 7/22/2016[5]	34,400	34,391
Novartis Securities Investment Ltd. 0.46% due 7/19/2016[5]	17,100	17,096
Qualcomm Inc. 0.48% due 7/13/2016[5]	20,000	19,997
Other securities		15,100
Total short-term securities (cost: $151,967,000)		151,970

Total investment securities 102.66% (cost: $2,405,647,000)		2,436,931
Other assets less liabilities (2.66)%		(63,030)
Net assets 100.00%		$2,373,901

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $999,000, which represented .04% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $381,000, an aggregate cost of $1,384,000, and which represented ..02% of the net assets of the fund) were acquired from 3/10/2010 to 4/3/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $5,843,000, which represented .25% of the net assets of the fund.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $400,914,000.

			Contract amount		Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 6/30/2016 (000)
Purchases:
Australian dollars	7/11/2016	Barclays Bank PLC	A$26,376	$19,600	$ 63
British pounds	7/15/2016	Barclays Bank PLC	£6,043	$8,777	(731)
Chilean pesos	7/29/2016	HSBC Bank	CLP13,290,710	$19,702	323
Chilean pesos	8/1/2016	Barclays Bank PLC	CLP578,465	$872	(1)
Chilean pesos	8/1/2016	UBS AG	CLP7,853,410	$11,838	(8)
Chilean pesos	8/5/2016	UBS AG	CLP4,640,316	$6,990	(3)
Euros	7/11/2016	Citibank	€20,497	$23,294	(538)
Euros	7/13/2016	JPMorgan Chase	€6,916	$7,875	(196)
Euros	7/22/2016	HSBC Bank	€4,897	$5,546	(107)
Euros	7/22/2016	Bank of America, N.A.	€6,469	$7,324	(139)
Euros	8/23/2016	HSBC Bank	€6,366	$7,194	(116)
Euros	8/29/2016	UBS AG	€17,250	$19,279	(94)
Japanese yen	7/13/2016	UBS AG	¥820,947	$7,673	280
Japanese yen	7/13/2016	Citibank	¥596,002	$5,572	202
Japanese yen	7/13/2016	HSBC Bank	¥362,404	$3,387	124
Japanese yen	7/14/2016	JPMorgan Chase	¥846,961	$7,954	252
Japanese yen	7/15/2016	HSBC Bank	¥1,755,683	$16,175	834
Japanese yen	7/15/2016	Citibank	¥1,009,196	$9,293	485
Japanese yen	7/15/2016	Citibank	¥652,532	$6,008	313
Japanese yen	7/15/2016	Barclays Bank PLC	¥479,785	$4,400	248
Japanese yen	7/15/2016	Citibank	¥701,831	$6,600	199

American Funds Insurance Series

Global Bond Fund

					Unrealized
					appreciation
			Contract amount		(depreciation)
	Settlement		Receive	Deliver	at 6/30/2016
	date	Counterparty	(000)	(000)	(000)
Japanese yen	7/15/2016	HSBC Bank	¥631,613	$5,928	$ 191
Japanese yen	7/15/2016	HSBC Bank	¥635,010	$6,000	152
Japanese yen	7/22/2016	UBS AG	¥1,008,354	$9,262	510
Japanese yen	7/22/2016	Bank of America, N.A.	¥1,188,858	$11,238	282
Japanese yen	7/22/2016	Citibank	¥845,598	$7,998	196
Japanese yen	7/25/2016	Citibank	¥787,473	$7,550	82
Japanese yen	7/27/2016	Barclays Bank PLC	¥2,551,566	$24,115	615
Japanese yen	8/4/2016	JPMorgan Chase	¥803,890	$7,600	193
Japanese yen	8/5/2016	HSBC Bank	¥915,834	$8,674	205
Japanese yen	8/12/2016	UBS AG	¥831,048	$8,104	(45)
Japanese yen	8/15/2016	HSBC Bank	¥846,335	$7,999	209
Japanese yen	8/22/2016	HSBC Bank	¥1,310,000	$12,634	74
Norwegian kroner	7/21/2016	Bank of America, N.A.	NKr48,486	$6,000	(206)
Swedish kronor	7/13/2016	Barclays Bank PLC	SKr60,114	$7,413	(304)
Swedish kronor	8/22/2016	Barclays Bank PLC	SKr30,059	$3,611	(49)
					$3,495
Sales:
Australian dollars	7/18/2016	JPMorgan Chase	$5,736	A$7,800	(77)
British pounds	7/11/2016	Barclays Bank PLC	€3,715	£2,900	263
British pounds	7/15/2016	JPMorgan Chase	$8,364	£5,900	509
British pounds	7/15/2016	UBS AG	$5,976	£4,200	384
British pounds	7/25/2016	HSBC Bank	$7,125	£4,975	501
British pounds	7/25/2016	HSBC Bank	$7,587	£5,750	(70)
British pounds	8/8/2016	HSBC Bank	$5,507	£4,100	47
Danish kroner	7/14/2016	Citibank	NKr30,590	DKr24,600	(17)
Euros	7/19/2016	HSBC Bank	¥1,265,039	€10,650	430
Euros	7/20/2016	Citibank	SKr49,243	€5,250	(5)
Euros	7/25/2016	HSBC Bank	NKr49,577	€5,250	92
Euros	7/28/2016	UBS AG	$14,249	€13,000	(193)
Hungarian forints	7/25/2016	HSBC Bank	€3,180	HUF1,000,000	18
Indian rupees	7/11/2016	UBS AG	$9,278	INR620,000	110
Indian rupees	7/18/2016	JPMorgan Chase	$10,988	INR744,200	(3)
Japanese yen	7/11/2016	JPMorgan Chase	$7,584	¥820,000	(360)
Malaysian ringgits	7/18/2016	JPMorgan Chase	$3,220	MYR13,000	—[7]
Malaysian ringgits	7/18/2016	Citibank	$2,207	MYR9,000	(22)
Malaysian ringgits	7/20/2016	UBS AG	$4,407	MYR18,200	(101)
Polish zloty	7/18/2016	Barclays Bank PLC	$6,503	PLN25,673	(2)
Polish zloty	7/18/2016	JPMorgan Chase	$13,507	PLN53,327	(4)
South African rand	7/21/2016	JPMorgan Chase	$2,299	ZAR35,000	(67)
					$1,433
Forward currency contracts — net					$4,928

American Funds Insurance Series

Global Bond Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $147,260,000.

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 6/30/2016
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Receive	LCH	3-month USD-LIBOR	1.572%	9/16/2020	$10,000	$272
Receive	LCH	3-month USD-LIBOR	1.2185	2/8/2021	40,000	481
Pay	LCH	6-month JPY-LIBOR	0.5725	3/5/2025	¥2,850,000	(1,541)
Pay	LCH	6-month JPY-LIBOR	0.21125	2/19/2026	3,400,000	(803)
Receive	LCH	3-month USD-LIBOR	1.3793	6/28/2026	$12,000	6
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	1,100	(186)
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	17,400	(2,914)
Pay	LCH	3-month USD-LIBOR	2.556	11/27/2045	10,000	(1,748)
Pay	LCH	3-month USD-LIBOR	2.354	1/29/2046	6,000	(758)
Pay	LCH	3-month USD-LIBOR	2.116	4/15/2046	5,750	(391)
Receive	LCH	6-month EURIBOR	1.1193	5/27/2046	€5,000	480
Pay	LCH	3-month USD-LIBOR	2.033	6/24/2046	$4,200	(200)
						$(7,302)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Coupon rate may change periodically.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $286,751,000, which represented 12.08% of the net assets of the fund.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $8,417,000, which represented .35% of the net assets of the fund.
[7]	Amount less than one thousand.

Key to abbreviations and symbols

A$ = Australian dollars
£ = British pounds
CLP = Chilean pesos
DKr = Danish kroner
EURIBOR = Euro Interbank Offered Rate
€ = Euros
JPY/¥ = Japanese yen
HUF = Hungarian forints
INR = Indian rupees
LCH = LCH.Clearnet
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NKr = Norwegian kroner
PLN = Polish zloty
SKr = Swedish kronor
TBA = To be announced
ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series

High-Income Bond Fund

Summary investment portfolio June 30, 2016	unaudited

Bonds, notes & other debt instruments 91.25%		Principal amount (000)	Value (000)
Corporate bonds & notes 89.76%
Energy	Cheniere Energy, Inc. 7.00% 2024[1]	$4,670	$4,801
15.85%	CONSOL Energy Inc. 5.875% 2022	9,925	8,722
	NGL Energy Partners LP 6.875% 2021	8,680	7,660
	NGPL PipeCo LLC 9.625% 2019[1]	13,910	14,588
	NGPL PipeCo LLC 7.12%–7.77% 2017–2037[1]	6,860	7,056
	NGPL PipeCo LLC, Term Loan B, 6.75% 2017[2,3,4]	113	112
	Sabine Pass Liquefaction, LLC 5.63%–5.75% 2021–2025	19,845	19,916
	Sabine Pass LNG, LP 5.875% 2026[1]	525	525
	Teekay Corp. 8.50% 2020	8,993	7,577
	Weatherford International PLC 8.25% 2023	8,550	8,144
	Weatherford International PLC 4.50%–7.75% 2021–2040	11,545	9,780
	Other securities		188,614
			277,495

Health care	Centene Corp. 4.75% 2022	11,690	11,982
13.23%	Centene Corp. 5.63%–6.13% 2021–2024[1]	6,955	7,338
	DJO Finco Inc. 8.125% 2021[1]	10,160	8,839
	inVentiv Health Inc. 10.00% 2018[1,5]	20,070	20,672
	inVentiv Health Inc. 10.00% 2018	8,597	8,597
	inVentiv Health Inc. 9.00%–10.00% 2018[1]	7,435	7,559
	Kinetic Concepts, Inc. 10.50% 2018	20,215	20,266
	Kinetic Concepts, Inc. 12.50% 2019	13,628	12,913
	Kinetic Concepts, Inc. 7.875% 2021[1]	1,990	2,121
	Valeant Pharmaceuticals International Inc. 5.50%–7.00% 2020–2023[1]	2,020	1,660
	VPI Escrow Corp. 6.75% 2018[1]	11,700	11,315
	VPI Escrow Corp. 6.375% 2020[1]	10,070	8,711
	VPI Escrow Corp. 7.50% 2021[1]	3,025	2,683
	VRX Escrow Corp. 5.38%–6.13% 2020–2025[1]	9,670	8,082
	Other securities		98,994
			231,732

Telecommunication	Altice Financing SA 6.625% 2023[1]	835	823
services	Altice Finco SA 6.50%–9.88% 2020–2022[1]	1,850	1,924
12.30%	Altice Finco SA, First Lien, 7.75% 2022[1]	1,400	1,419
	Altice NV 5.50% 2026[1]	1,600	1,604
	Altice SA 7.625% 2025[1]	650	637
	Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	12,670	12,860
	Digicel Group Ltd. 8.25% 2020[1]	16,800	14,112
	Digicel Group Ltd. 6.00%–7.13% 2021–2022[1]	5,600	4,531
	Frontier Communications Corp. 10.50% 2022	8,680	9,217
	Frontier Communications Corp. 11.00% 2025	8,902	9,280
	Frontier Communications Corp. 8.50%–8.88% 2020–2022	4,250	4,522
	Intelsat Jackson Holding Co. 7.25% 2019	10,450	7,681
	Ligado Networks, Term Loan, 9.75% 2020[2,3,4,5]	24,400	21,656
	MetroPCS Wireless, Inc. 6.25% 2021	12,150	12,720
	MetroPCS Wireless, Inc. 6.625% 2023	3,950	4,190
	Neptune Finco Corp. (Altice NV) 6.63%–10.13% 2023–2025[1]	2,950	3,205
	Numericable Group SA 6.00%–7.38% 2022–2026[1]	4,615	4,551
	SoftBank Corp. 4.50% 2020[1]	8,725	9,030
	T-Mobile US, Inc. 6.00%–6.73% 2022–2026	7,275	7,650
	Trilogy International Partners, LLC 13.375% 2019[1]	11,125	11,208
	Wind Acquisition SA 4.75% 2020[1]	6,275	6,181
	Wind Acquisition SA 7.375% 2021[1]	22,625	21,777
	Other securities		44,627
			215,405

American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
Consumer	Boyd Gaming Corp. 9.00% 2020	$8,600	$9,037
discretionary	Cablevision Systems Corp. 6.75%–7.75% 2018–2021	9,125	9,476
11.52%	CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	12,520	12,927
	Clear Channel Worldwide Holdings, Inc. 7.625% 2020	8,628	8,253
	Wynn Macau, Ltd. 5.25% 2021[1]	10,325	10,096
	Other securities		151,841
			201,630

Industrials	Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	19,430	17,390
11.26%	Builders Firstsource 7.625% 2021[1]	10,767	11,305
	Corporate Risk Holdings LLC 9.50% 2019[1]	12,782	11,695
	General Electric Co. 5.00% (undated)	1,515	1,612
	Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	9,200	7,268
	Prime Security Services Borrower, LLC 9.25% 2023[1]	7,700	8,181
	Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	13,470	11,955
	Other securities		127,770
			197,176

Materials	ArcelorMittal 7.75% 2041	15,855	15,181
10.66%	ArcelorMittal 6.13%–10.85% 2018–2019	2,200	2,519
	Chemours Co. 7.00% 2025	8,490	7,163
	First Quantum Minerals Ltd. 6.75% 2020[1]	16,443	13,812
	First Quantum Minerals Ltd. 7.00% 2021[1]	17,193	13,905
	First Quantum Minerals Ltd. 7.25% 2022[1]	3,025	2,352
	FMG Resources 4.25% 2019[2,3,4]	3,806	3,651
	FMG Resources 9.75% 2022[1]	14,765	16,389
	Reynolds Group Inc. 5.75% 2020	9,970	10,323
	Ryerson Inc. 11.00% 2022[1]	11,282	11,705
	Other securities		89,745
			186,745

Financials	CIT Group Inc. 3.875% 2019	16,085	16,206
7.05%	Other securities		107,286
			123,492

Information	First Data Corp. 7.00% 2023[1]	8,105	8,257
technology	Gogo Inc. 12.50% 2022[1]	10,450	10,372
5.18%	Western Digital Corp. 7.375% 2023[1]	7,400	7,899
	Other securities		64,105
			90,633

Utilities	AES Corp. 5.50%–8.00% 2020–2026	16,765	17,836
2.29%	Other securities		22,295
			40,131

Consumer staples	Other securities		7,260
0.42%	Total corporate bonds & notes		1,571,699

Asset-backed obligations 0.68%
	Other securities		11,915

American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Other bonds & notes 0.81%
	U.S. Treasury 1.375% 2020[6]	$10,000	$10,192
	Other securities		3,989
			14,181
	Total bonds, notes & other debt instruments (cost: $1,671,781,000)		1,597,795

Convertible bonds 0.23%
Financials	Other securities		3,357
0.19%

Miscellaneous	Other convertible bonds in initial period of acquisition		646
0.04%	Total convertible bonds (cost: $4,267,000)		4,003

Convertible stocks 0.42%		Shares
Telecommunication	Frontier Communications Corp., Series A, convertible preferred	4,500	427
services
0.02%

Other	Other securities		5,675
0.32%

Miscellaneous	Other convertible stocks in initial period of acquisition		1,359
0.08%	Total convertible stocks (cost: $11,428,000)		7,461

Preferred securities 0.13%
Miscellaneous	Other preferred securities in initial period of acquisition		2,226
0.13%	Total preferred securities (cost: $2,074,000)		2,226

Common stocks 0.93%
Other	Other securities		14,344
0.81%

Miscellaneous	Other common stocks in initial period of acquisition		2,039
0.12%	Total common stocks (cost: $40,780,000)		16,383

American Funds Insurance Series

High-Income Bond Fund

Short-term securities 4.47%	Principal amount (000)	Value (000)
Apple Inc. 0.45% due 7/20/2016[1]	$20,000	$19,996
Emerson Electric Co. 0.42% due 8/8/2016[1]	12,800	12,794
General Electric Co. 0.35% due 7/1/2016	25,000	25,000
Intel Corp. 0.37% due 7/26/2016	8,900	8,898
PepsiCo Inc. 0.41% due 7/15/2016[1]	10,000	9,998
Other securities		1,600
Total short-term securities (cost: $78,285,000)		78,286

Total investment securities 97.43% (cost: $1,808,615,000)		1,706,154
Other assets less liabilities 2.57%		44,927
Net assets 100.00%		$1,751,081

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $21,223,000, which represented 1.21% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $5,947,000, an aggregate cost of $13,197,000, and which represented ..34% of the net assets of the fund) were acquired from 3/10/2010 to 8/22/2014 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

American Funds Insurance Series

High-Income Bond Fund

Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average month-end notional amount of credit default swaps while held was $19,963,000.

Centrally cleared credit default swaps on credit indices — sell protection

						Upfront	Unrealized
						premiums	appreciation
		Receive	Expiration	Notional	Value	received	at 6/30/2016
Referenced index	Clearinghouse	fixed rate	date	(000)	(000)	(000)	(000)
CDX.NA.HY.26	ICE	5.00%	6/20/2021	$15,000	$485	$306	$179

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $798,290,000, which represented 45.59% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $94,632,000, which represented 5.40% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $820,000, which represented .05% of the net assets of the fund.

Key to abbreviation

ICE = Intercontinental Exchange, Inc.

See Notes to Financial Statements

American Funds Insurance Series

Mortgage Fund

Summary investment portfolio June 30, 2016	unaudited

Bonds, notes & other debt instruments 97.80%		Principal amount (000)	Value (000)
Mortgage-backed obligations 73.33%
Federal agency	Fannie Mae 3.50% 2035[1]	$21,400	$22,744
mortgage-backed	Fannie Mae 4.00% 2036[1]	6,055	6,579
obligations	Fannie Mae 4.00% 2039[1]	2,885	3,117
66.03%	Fannie Mae 3.50% 2046[1]	5,182	5,421
	Fannie Mae 4.00% 2046[1]	2,131	2,241
	Fannie Mae 4.00%–5.00% 2036–2046[1]	4,640	4,912
	Freddie Mac 5.00% 2034[1]	2,059	2,288
	Freddie Mac 3.50% 2035[1]	11,425	12,171
	Freddie Mac 3.50% 2036[1]	4,362	4,647
	Freddie Mac 3.50% 2045[1]	12,000	12,850
	Freddie Mac 3.50% 2046[1]	35,371	37,324
	Freddie Mac 4.00% 2046[1]	21,450	22,980
	Freddie Mac 4.00% 2046[1]	2,881	3,016
	Freddie Mac 4.50% 2046[1]	4,029	4,414
	Freddie Mac 3.50%–4.00% 2035–2036[1]	2,162	2,322
	Government National Mortgage Assn. 5.50% 2040[1]	3,201	3,594
	Government National Mortgage Assn. 5.00% 2041[1]	1,801	1,958
	Government National Mortgage Assn. 3.50% 2043[1]	2,643	2,836
	Government National Mortgage Assn. 3.50% 2043[1]	2,400	2,549
	Government National Mortgage Assn. 3.50% 2043[1]	2,019	2,164
	Government National Mortgage Assn. 3.50% 2043[1]	1,650	1,753
	Government National Mortgage Assn. 4.25% 2044[1]	2,017	2,176
	Government National Mortgage Assn. 4.50% 2045[1]	8,058	8,653
	Government National Mortgage Assn. 4.00% 2046[1,2]	22,606	24,158
	Government National Mortgage Assn. 4.00% 2046[1]	3,328	3,468
	Government National Mortgage Assn. 4.735% 2065[1]	1,872	2,002
	Government National Mortgage Assn. 4.79% 2065[1]	2,657	2,869
	Government National Mortgage Assn. 4.654% 2066[1]	2,422	2,689
	Government National Mortgage Assn. 3.50%–6.50% 2034–2066[1]	16,516	17,687
	Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	5,084	5,423
	Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	1,108	1,179
	Other securities		96
			232,280

Commercial mortgage-backed	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A1A, 5.431% 2047[1,3]	4,255	4,306
securities	Other securities		8,494
3.64%			12,800

Other	Freddie Mac, Series KJ02, Class A2, multifamily 2.597% 2020[1]	4,600	4,795
mortgage-backed	Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,3]	4,722	5,185
securities	Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1,3]	1,250	1,375
3.23%			11,355

Collateralized	Other securities		1,500
mortgage-backed	Total mortgage-backed obligations		257,935
0.43%

U.S. Treasury bonds & notes 10.05%
U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.375% 2025[4,5]	10,289	10,608
inflation-protected	U.S. Treasury Inflation-Protected Security 2.125% 2041[4]	120	159
securities	U.S. Treasury Inflation-Protected Security 0.75% 2042[4]	6,813	6,850
9.76%	U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	9,726	11,275
	U.S. Treasury Inflation-Protected Security 1.00% 2046[4]	5,018	5,430
			34,322

American Funds Insurance Series

Mortgage Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury	U.S. Treasury 2.50% 2046	$1,000	$1,043
0.29%	Total U.S. Treasury bonds & notes		35,365

Asset-backed obligations 10.00%
	AmeriCredit Automobile Receivables Trust, Series 2013-4, Class B, 1.66% 2018[1]	2,000	2,002
	Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.866% 2023[1,3,6]	1,700	1,696
	Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.131% 2020[1,3,6,7]	1,911	1,867
	Drive Auto Receivables Trust, Series 2015-BA, Class B, 2.12% 2019[1,6]	1,915	1,919
	Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,6]	6,379	6,471
	Magnetite CLO Ltd., Series 2012-6-A, Class A-R, 1.903% 2023[1,3,6]	1,690	1,686
	Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.906% 2023[1,3,6]	2,500	2,490
	Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 1.923% 2025[1,3,6]	1,650	1,637
	Other securities		15,399
			35,167

Federal agency bonds & notes 4.42%
	Fannie Mae 1.25% 2017	8,000	8,036
	United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	7,512
			15,548
	Total bonds, notes & other debt instruments (cost: $337,159,000)		344,015

Short-term securities 13.60%
	Emerson Electric Co. 0.42% due 8/8/2016[6]	7,600	7,596
	Fannie Mae 0.60% due 1/3/2017	10,000	9,978
	Federal Home Loan Bank 0.33%–0.51% due 7/1/2016–1/5/2017	12,300	12,278
	Freddie Mac 0.60% due 1/4/2017–1/5/2017	9,000	8,980
	General Electric Co. 0.35% due 7/1/2016	5,000	5,000
	Microsoft Corp. 0.44% due 8/3/2016[6]	4,000	3,999
	Total short-term securities (cost: $47,809,000)		47,831

	Total investment securities 111.40% (cost: $384,968,000)		391,846
	Other assets less liabilities (11.40)%		(40,089)
	Net assets 100.00%		$351,757

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

Mortgage Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $356,511,000.

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 6/30/2016
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Receive	LCH	3-month USD-LIBOR	1.0285%	5/31/2018	$30,000	$168
Pay	LCH	3-month USD-LIBOR	0.98875	10/29/2018	15,000	(79)
Receive	LCH	3-month USD-LIBOR	1.515	6/4/2019	5,000	102
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	3,800	110
Receive	LCH	3-month USD-LIBOR	1.732	6/27/2019	8,500	232
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	8,000	241
Receive	LCH	3-month USD-LIBOR	1.7255	8/19/2019	15,000	421
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	15,000	525
Receive	LCH	3-month USD-LIBOR	1.647	1/9/2020	8,000	221
Receive	LCH	3-month USD-LIBOR	1.7615	2/19/2020	6,000	193
Receive	LCH	3-month USD-LIBOR	1.525	4/27/2020	5,000	121
Receive	LCH	3-month USD-LIBOR	1.8315	6/10/2020	9,000	329
Receive	LCH	3-month USD-LIBOR	1.8445	6/16/2020	8,000	297
Receive	LCH	3-month USD-LIBOR	1.86	6/19/2020	8,000	303
Receive	LCH	3-month USD-LIBOR	1.872	6/30/2020	1,000	39
Receive	LCH	3-month USD-LIBOR	1.76327	7/1/2020	2,000	68
Receive	LCH	3-month USD-LIBOR	1.372	3/17/2021	19,000	362
Pay	LCH	3-month USD-LIBOR	1.96516	11/10/2022	2,000	(107)
Pay	LCH	3-month USD-LIBOR	2.1525	12/22/2025	10,000	(740)
Receive	LCH	3-month USD-LIBOR	1.775	3/17/2026	4,000	156
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	3,500	(1,238)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	2,000	(647)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	2,000	(662)
Pay	LCH	3-month USD-LIBOR	3.2265	9/25/2044	3,000	(987)
Pay	LCH	3-month USD-LIBOR	2.5055	1/9/2045	2,000	(320)
Pay	LCH	3-month USD-LIBOR	2.454	1/15/2045	3,200	(473)
Pay	LCH	3-month USD-LIBOR	2.625	6/2/2045	1,000	(190)
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	1,500	(250)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	2,500	(412)
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	4,000	(675)
Receive	LCH	3-month USD-LIBOR	2.55376	11/9/2045	300	52
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	3,560	(598)
Pay	LCH	3-month USD-LIBOR	2.4835	12/3/2045	2,000	(314)
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	2,250	(413)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	1,500	(209)
Pay	LCH	3-month USD-LIBOR	2.33725	2/1/2046	5,000	(610)
						$(4,984)

American Funds Insurance Series

Mortgage Fund

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $145,863,000.

						Unrealized
						(depreciation)
					Notional	appreciation
			Number of		amount	at 6/30/2016
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
10 Year Ultra U.S. Treasury Note Futures	CME	Short	69	September 2016	$9,841	$(210)
20 Year U.S. Treasury Bond Futures	CME	Short	33	September 2016	5,379	(308)
30 Year Ultra U.S. Treasury Bond Futures	CME	Long	19	September 2016	3,377	164
5 Year U.S. Treasury Note Futures	CME	Long	574	October 2016	68,887	1,236
2 Year U.S. Treasury Note Futures	CME	Long	260	October 2016	56,631	394
						$1,276

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $7,605,000, which represented 2.16% of the net assets of the fund.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $43,652,000, which represented 12.41% of the net assets of the fund.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $4,327,000, which represented 1.23% of the net assets of the fund.

Key to abbreviations

CLO = Collateralized Loan Obligations

CME = CME Group

LCH = LCH.Clearnet

LIBOR = London Interbank Offered Rate

TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series

Ultra-Short Bond Fund (formerly Cash Management Fund)

Investment portfolio June 30, 2016	unaudited

Short-term securities 98.04%	Principal amount (000)	Value (000)
Commercial paper 68.37%
BASF SE 0.42% due 7/25/2016[1]	$12,600	$12,596
CAFCO, LLC 0.42%–0.57% due 7/22/2016–8/18/2016[1]	12,300	12,295
Chevron Corp. 0.50% due 8/8/2016[1]	4,100	4,098
Emerson Electric Co. 0.37%–0.41% due 7/5/2016–7/27/2016[1]	12,500	12,498
ExxonMobil Corp. 0.39% due 7/6/2016	10,000	9,999
General Electric Co. 0.35% due 7/1/2016	12,500	12,500
GlaxoSmithKline Finance PLC 0.43% due 7/14/2016[1]	10,700	10,698
Gotham Funding Corp. 0.55% due 8/2/2016[1]	5,100	5,098
John Deere Financial Ltd. 0.43% due 7/13/2016[1]	11,300	11,298
KfW 0.42% due 8/3/2016[1]	13,000	12,996
Liberty Street Funding Corp. 0.60% due 9/12/2016[1]	12,500	12,485
Microsoft Corp. 0.43% due 7/27/2016[1]	5,600	5,598
Mitsubishi UFJ Financial 0.57% due 8/25/2016[1]	6,900	6,894
Mizuho Bank, Ltd. 0.61% due 9/22/2016[1]	9,000	8,987
Nestlé Finance International Ltd. 0.60% due 7/18/2016	7,500	7,499
Nordea Bank AB 0.51% due 7/1/2016[1]	8,200	8,200
Novartis Securities Investment Ltd. 0.46% due 7/19/2016–8/9/2016[1]	12,700	12,696
Pfizer Inc. 0.53% due 8/23/2016[1]	10,600	10,593
Québec (Province of) 0.47% due 9/7/2016[1]	5,900	5,895
Reckitt Benckiser Treasury Services PLC 0.62% due 9/6/2016[1]	12,500	12,489
Roche Holdings, Inc. 0.40% due 7/6/2016[1]	7,900	7,900
Sumitomo Mitsui Banking Corp. 0.46% due 7/5/2016[1]	7,000	7,000
Total Capital Canada Ltd. 0.59% due 8/12/2016[1]	10,100	10,095
Toyota Motor Credit Corp. 0.58% due 8/15/2016	9,000	8,994
Unilever Capital Corp. 0.56% due 8/15/2016[1]	12,500	12,492
United Parcel Service Inc. 0.55% due 10/3/2016[1]	2,200	2,197
Wal-Mart Stores, Inc. 0.35% due 7/11/2016[1]	3,600	3,600
		247,690

Federal agency discount notes 19.18%
Fannie Mae 0.30% due 8/8/2016	15,000	14,996
Federal Home Loan Bank 0.31%–0.55% due 8/11/2016–9/21/2016	44,500	44,477
Freddie Mac 0.32% due 7/13/2016	10,000	9,999
		69,472

Certificates of deposit 8.28%
Bank of Montreal 0.57% due 7/18/2016	10,000	10,001
Canadian Imperial Bank of Commerce 0.54% due 8/1/2016	10,000	10,001
Wells Fargo Bank, N.A. 0.86% due 10/18/2016	10,000	10,004
		30,006

U.S. Treasury 2.21%
U.S. Treasury Bills 0.22% due 7/7/2016	8,000	8,000
Total short-term securities (cost: $355,143,000)		355,168

Bonds, notes & other debt instruments 1.38%
U.S. Treasury bonds & notes 1.38%
U.S. Treasury 0.313% 2016[2]	5,000	5,001
Total bonds, notes & other debt instruments (cost: $4,999,000)		5,001
Total investment securities 99.42% (cost: $360,142,000)		360,169
Other assets less liabilities 0.58%		2,095
Net assets 100.00%		$362,264

American Funds Insurance Series

Ultra-Short Bond Fund (formerly Cash Management Fund)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $204,401,000, which represented 56.42% of the net assets of the fund.
[2]	Coupon rate may change periodically.

See Notes to Financial Statements

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Summary investment portfolio June 30, 2016	unaudited

Bonds, notes & other debt instruments 91.98%		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 42.46%
U.S. Treasury	U.S. Treasury 0.50% 2017[1]	$75,000	$75,040
22.41%	U.S. Treasury 0.875% 2017	75,000	75,208
	U.S. Treasury 0.75% 2018	60,000	60,183
	U.S. Treasury 0.875% 2018	66,000	66,368
	U.S. Treasury 1.625% 2019[1]	66,500	68,310
	U.S. Treasury 1.625% 2019	15,300	15,729
	U.S. Treasury 3.625% 2019	56,500	61,561
	U.S. Treasury 1.125% 2021	18,000	18,101
	U.S. Treasury 1.375% 2021	91,000	92,632
	U.S. Treasury 2.25% 2021	76,800	81,297
	U.S. Treasury 1.625% 2026	46,000	46,593
	U.S. Treasury 2.50% 2046	16,600	17,325
	U.S. Treasury 1.38%–6.25% 2021–2046	18,630	21,095
			699,442

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 2021[2]	70,655	72,454
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	28,210	28,542
securities	U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	84,031	86,631
20.05%	U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	52,668	62,977
	U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	133,902	141,174
	U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	20,846	20,960
	U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	79,760	92,468
	U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	65,030	70,375
	U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2017–2041[2]	49,467	50,422
			626,003
	Total U.S. Treasury bonds & notes		1,325,445

Federal agency bonds & notes 27.57%
	Fannie Mae 1.75% 2019	16,000	16,455
	Fannie Mae 1.50% 2020	94,500	96,356
	Fannie Mae 1.25%–7.13% 2017–2030	24,155	26,684
	Federal Farm Credit Banks 0.60% 2017	41,774	41,786
	Federal Farm Credit Banks 0.50%–0.51% 2017[3]	13,621	13,624
	Federal Home Loan Bank 1.75% 2018	38,000	38,929
	Federal Home Loan Bank 3.375% 2023	16,715	18,805
	Federal Home Loan Bank 0.63%–5.50% 2016–2036	13,675	14,718
	Freddie Mac 0.50% 2017	30,000	30,016
	Freddie Mac 1.25% 2019	18,730	18,952
	Freddie Mac 3.75% 2019	12,750	13,766
	Freddie Mac 2.375% 2022	112,000	118,770
	Private Export Funding Corp. 1.45% 2019	17,500	17,720
	Tennessee Valley Authority, Series A, 3.875% 2021	32,975	36,954
	Tennessee Valley Authority 1.88%–5.88% 2022–2060	16,840	18,772
	TVA Southaven 3.846% 2033[4]	1,559	1,715
	U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	15,332	16,750
	U.S. Department of Housing and Urban Development 0.83%–3.70% 2016–2034	83,300	86,582
	United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	19,750	20,379
	United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	94,444
	United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	46,095
	United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	47,509
	United States Agency for International Development, Morocco (Kingdom of) 7.55% 2026[4]	4,023	5,233
	United States Agency for International Development, Ukraine, 1.844% 2019	1,445	1,486
	Other securities		18,267
			860,767

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations 21.95%
Federal agency	Fannie Mae 4.50% 2046[4]	$19,858	$21,878
mortgage-backed	Fannie Mae 0%–9.70% 2017–2046[3,4]	85,823	90,984
obligations	Freddie Mac 3.50% 2035[4]	50,682	53,988
21.11%	Freddie Mac 3.50% 2035[4]	28,523	30,381
	Freddie Mac 3.50% 2035[4]	16,414	17,485
	Freddie Mac 3.50% 2046[4]	43,094	45,559
	Freddie Mac 3.50% 2046[4]	33,603	35,459
	Freddie Mac 4.00% 2046[4]	54,273	58,398
	Freddie Mac 0%–5.50% 2023–2046[3,4]	75,502	80,737
	Government National Mortgage Assn. 4.50% 2045[4]	34,366	36,906
	Government National Mortgage Assn. 4.50% 2045[4]	32,151	34,543
	Government National Mortgage Assn. 4.50% 2045[4]	28,437	30,540
	Government National Mortgage Assn., Series 2010-H23, Class PT, 5.428% 2060[3,4]	18,925	20,160
	Government National Mortgage Assn. 3.00%–6.50% 2034–2065[4]	66,640	72,002
	Other securities		29,948
			658,968

Other	Fannie Mae 2.72%–3.50% 2022–2024[3,4]	10,225	11,054
mortgage-backed	Freddie Mac 0.83%–3.32% 2020–2024[3,4]	14,770	15,152
securities			26,206
0.84%	Total mortgage-backed obligations		685,174
	Total bonds, notes & other debt instruments (cost: $2,786,998,000)		2,871,386

Short-term securities 6.41%
	Alphabet Inc. 0.39% due 8/24/2016[5]	32,000	31,980
	Emerson Electric Co. 0.42% due 8/8/2016[5]	17,800	17,792
	Federal Farm Credit Banks 0.68% due 1/20/2017	10,000	9,976
	Freddie Mac 0.60% due 1/9/2017	50,000	49,885
	Wells Fargo Bank, N.A. 0.81%–0.84% due 8/16/2016	30,000	30,009
	Other securities		60,363
	Total short-term securities (cost: $199,925,000)		200,005

	Total investment securities 98.39% (cost: $2,986,923,000)		3,071,391
	Other assets less liabilities 1.61%		50,350
	Net assets 100.00%		$3,121,741

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $5,646,361,000.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 6/30/2016 (000)
Receive	LCH	3-month USD-LIBOR	0.947%	11/17/2017	$98,000	$340
Receive	LCH	3-month USD-LIBOR	1.061	1/11/2018	130,000	702
Pay	LCH	3-month USD-LIBOR	0.8645	5/10/2018	119,000	(303)
Receive	LCH	3-month USD-LIBOR	0.87	5/13/2018	191,000	508
Receive	LCH	3-month USD-LIBOR	1.066	6/2/2018	150,000	948
Receive	LCH	3-month USD-LIBOR	1.2375	7/16/2018	50,000	506
Pay	LCH	3-month USD-LIBOR	0.9915	10/28/2018	175,000	(931)
Pay	LCH	3-month USD-LIBOR	0.98875	10/29/2018	175,000	(926)
Receive	LCH	3-month USD-LIBOR	1.264	1/12/2019	160,000	1,957
Pay	LCH	3-month USD-LIBOR	1.1595	6/6/2019	160,000	(1,624)
Receive	LCH	3-month USD-LIBOR	1.0225	6/9/2019	81,000	502
Receive	LCH	3-month USD-LIBOR	1.017	6/9/2019	81,000	489
Receive	LCH	3-month USD-LIBOR	1.789	6/20/2019	100,000	2,883
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	86,600	2,510
Receive	LCH	3-month USD-LIBOR	1.7905	6/20/2019	34,700	1,002
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	64,000	1,926
Receive	LCH	3-month USD-LIBOR	1.773	8/11/2019	127,000	3,730
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	52,000	1,819
Receive	LCH	3-month USD-LIBOR	1.45	2/2/2020	360,000	7,503
Receive	LCH	3-month USD-LIBOR	1.1335	2/12/2021	98,000	799
Receive	LCH	3-month USD-LIBOR	1.148	4/13/2021	65,000	551
Receive	LCH	3-month USD-LIBOR	1.3365	6/3/2021	78,000	1,341
Pay	LCH	3-month USD-LIBOR	1.086	6/21/2021	49,000	(242)
Pay	LCH	3-month USD-LIBOR	1.75918	4/29/2022	58,000	(2,318)
Pay	LCH	3-month USD-LIBOR	1.9605	8/5/2022	36,000	(1,883)
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	280,000	7,162
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	280,000	6,893
Pay	LCH	3-month USD-LIBOR	1.96516	11/10/2022	21,000	(1,120)
Receive	LCH	3-month USD-LIBOR	1.335	6/13/2023	23,000	277
Pay	LCH	3-month USD-LIBOR	2.74125	11/22/2023	15,000	(1,673)
Pay	LCH	3-month USD-LIBOR	1.798	2/2/2026	35,000	(1,447)
Pay	LCH	3-month USD-LIBOR	1.6035	4/13/2026	68,000	(1,549)
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	62,000	(6,134)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	62,000	(6,324)
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	45,000	(15,921)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	16,000	(5,175)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	16,000	(5,292)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	12,000	(2,486)
Pay	LCH	3-month USD-LIBOR	2.4945	1/9/2045	2,000	(315)
Pay	LCH	3-month USD-LIBOR	2.5055	1/9/2045	11,000	(1,760)
Pay	LCH	3-month USD-LIBOR	2.7025	9/10/2045	60,000	(12,570)
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	24,000	(4,008)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	36,000	(5,933)
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	10,000	(1,686)
Pay	LCH	3-month USD-LIBOR	2.6445	11/10/2045	11,500	(2,256)
Pay	LCH	3-month USD-LIBOR	2.7025	11/12/2045	9,000	(1,892)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	13,350	(2,243)
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	9,000	(1,652)
Pay	LCH	3-month USD-LIBOR	2.5885	12/23/2045	22,500	(4,118)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	12,000	(1,674)
Pay	LCH	3-month USD-LIBOR	2.1625	3/11/2046	21,000	(1,668)
Pay	LCH	3-month USD-LIBOR	2.1695	3/11/2046	21,000	(1,704)
Receive	LCH	3-month USD-LIBOR	2.11	4/13/2046	14,000	932

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 6/30/2016 (000)
Pay	LCH	3-month USD-LIBOR	2.126%	6/3/2046	$17,000	$(1,198)
Pay	LCH	3-month USD-LIBOR	1.7985	6/30/2046	12,000	120
						$(54,625)

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $1,331,356,000.

						Unrealized
						appreciation
					Notional	(depreciation)
			Number of		amount	at 6/30/2016
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
30 Day Federal Funds Futures	CME	Long	1,600	July 2016	$663,722	$481
30 Day Federal Funds Futures	CME	Short	1,600	August 2016	663,203	(1,017)
10 Year U.S. Treasury Note Futures	CME	Long	1,064	September 2016	138,970	2,525
30 Year Ultra U.S. Treasury Bond Futures	CME	Long	361	September 2016	62,924	4,358
20 Year U.S. Treasury Bond Futures	CME	Short	139	September 2016	22,643	(1,312)
5 Year U.S. Treasury Note Futures	CME	Long	6,154	October 2016	741,131	10,666
2 Year U.S. Treasury Note Futures	CME	Long	1,729	October 2016	377,072	2,147
						$17,848

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $81,381,000, which represented 2.61% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Coupon rate may change periodically.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $95,183,000, which represented 3.05% of the net assets of the fund.

Key to abbreviations

CME = CME Group

LCH = LCH.Clearnet

LIBOR = London Interbank Offered Rate

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk Growth Fund

Investment portfolio June 30, 2016	unaudited

		Value
Growth funds 94.14%	Shares	(000)
American Funds Insurance Series – Growth Fund, Class 1	2,549,343	$159,181
Total growth funds (cost: $180,212,000)		159,181

Short-term securities 4.65%
Government Cash Management Fund	7,867,230	7,867
Total short-term securities (cost: $7,867,000)		7,867

Total investment securities 98.79% (cost: $188,079,000)		167,048
Other assets less liabilities 1.21%		2,046
Net assets 100.00%		$169,094

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $55,910,000.

Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 6/30/2016 (000)
S&P 500 E-mini Index Contracts	CME	Short	539	September 2016	$55,142	$(1,189)
Russell 2000 Mini Index Contracts	ICE	Short	61	September 2016	6,881	(118)
S&P Mid 400 E-mini Index Contracts	CME	Short	12	September 2016	1,751	(40)
Euro Currency Contracts	CME	Short	12	September 2016	1,681	14
Euro Stoxx 50 Index Contracts	EUREX	Short	52	September 2016	1,610	(43)
British Pound Currency Contracts	CME	Short	17	September 2016	1,472	65
FTSE 100 Index Contracts	LIFFE	Short	17	September 2016	1,366	(96)
Mini MSCI Emerging Market Index Contracts	ICE	Short	32	September 2016	1,288	(48)
Japanese Yen Currency Contracts	CME	Short	3	September 2016	362	(2)
Nikkei 225 Index Contracts	OSE	Short	2	September 2016	305	(1)
						$(1,458)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2016 (000)
American Funds Insurance Series – Growth Fund, Class 1	1,992,870	755,969	199,496	2,549,343	$351	$159,181

Key to abbreviations

CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange
OSE = Osaka Securities Exchange

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk International Fund

Investment portfolio June 30, 2016	unaudited

		Value
Growth funds 95.44%	Shares	(000)
American Funds Insurance Series – International Fund, Class 1	5,274,625	$85,818
Total growth funds (cost: $100,723,000)		85,818

Total investment securities 95.44% (cost: $100,723,000)		85,818
Other assets less liabilities 4.56%		4,099
Net assets 100.00%		$89,917

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $58,283,000.

Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 6/30/2016 (000)
Mini MSCI Emerging Market Index Contracts	ICE	Short	465	September 2016	$18,929	$(478)
Euro Currency Contracts	CME	Short	112	September 2016	15,803	253
Euro Stoxx 50 Index Contracts	EUREX	Short	481	September 2016	15,036	(253)
Nikkei 225 Index Contracts	OSE	Short	51	September 2016	7,897	97
British Pound Currency Contracts	CME	Short	89	September 2016	7,838	468
Japanese Yen Currency Contracts	CME	Short	64	September 2016	7,595	(170)
FTSE 100 Index Contracts	LIFFE	Short	86	September 2016	6,817	(580)
S&P 500 E-mini Index Contracts	CME	Short	15	September 2016	1,556	(12)
Russell 2000 Mini Index Contracts	ICE	Short	8	September 2016	924	6
						$(669)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2016 (000)
American Funds Insurance Series – International Fund, Class 1	4,220,151	1,784,679	730,205	5,274,625	$150	$85,818

Key to abbreviations

CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange
OSE = Osaka Securities Exchange

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund
Investment portfolio June 30, 2016	unaudited

		Value
Growth-and-income funds 95.42%	Shares	(000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	14,183,076	$180,408
Total growth-and-income funds (cost: $193,956,000)		180,408

Short-term securities 3.67%
Government Cash Management Fund	6,942,706	6,943
Total short-term securities (cost: $6,943,000)		6,943

Total investment securities 99.09% (cost: $200,899,000)		187,351
Other assets less liabilities 0.91%		1,713
Net assets 100.00%		$189,064

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $55,729,000.

Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 6/30/2016 (000)
S&P 500 E-mini Index Contracts	CME	Short	573	September 2016	$58,270	$(1,614)
Euro Currency Contracts	CME	Short	8	September 2016	1,116	5
Euro Stoxx 50 Index Contracts	EUREX	Short	36	September 2016	1,108	(36)
Russell 2000 Mini Index Contracts	ICE	Short	7	September 2016	789	(15)
British Pound Currency Contracts	CME	Short	6	September 2016	515	18
FTSE 100 Index Contracts	LIFFE	Short	6	September 2016	482	(33)
Mini MSCI Emerging Market Index Contracts	ICE	Short	11	September 2016	445	(14)
						$(1,689)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2016 (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	10,142,310	4,875,574	834,808	14,183,076	$682	$180,408

Key to abbreviations

CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk Growth-Income Fund
Investment portfolio June 30, 2016	unaudited

		Value
Growth-and-income funds 94.73%	Shares	(000)
American Funds Insurance Series – Growth-Income Fund, Class 1	3,108,753	$129,200
Total growth-and-income funds (cost: $150,009,000)		129,200

Short-term securities 4.31%
Government Cash Management Fund	5,877,708	5,878
Total short-term securities (cost: $5,878,000)		5,878

Total investment securities 99.04% (cost: $155,887,000)		135,078
Other assets less liabilities 0.96%		1,312
Net assets 100.00%		$136,390

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $40,567,000.

Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 6/30/2016 (000)
S&P 500 E-mini Index Contracts	CME	Short	391	September 2016	$39,640	$(1,223)
Russell 2000 Mini Index Contracts	ICE	Short	24	September 2016	2,667	(86)
Euro Currency Contracts	CME	Short	12	September 2016	1,670	4
Euro Stoxx 50 Index Contracts	EUREX	Short	54	September 2016	1,656	(61)
British Pound Currency Contracts	CME	Short	10	September 2016	843	15
FTSE 100 Index Contracts	LIFFE	Short	9	September 2016	723	(52)
Mini MSCI Emerging Market Index Contracts	ICE	Short	14	September 2016	557	(27)
S&P Mid 400 E-mini Index Contracts	CME	Short	3	September 2016	433	(15)
Japanese Yen Currency Contracts	CME	Short	3	September 2016	368	4
Nikkei 225 Index Contracts	OSE	Short	2	September 2016	296	(10)
						$(1,451)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2016 (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	2,523,169	841,769	256,185	3,108,753	$395	$129,200

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

OSE = Osaka Securities Exchange

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk Asset Allocation Fund
Investment portfolio June 30, 2016	unaudited

		Value
Asset allocation funds 94.89%	Shares	(000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	138,927,746	$2,918,872
Total asset allocation funds (cost: $3,000,755,000)		2,918,872

Short-term securities 5.18%
Government Cash Management Fund	159,494,573	159,495
Total short-term securities (cost: $159,495,000)		159,495

Total investment securities 100.07% (cost: $3,160,250,000)		3,078,367
Other assets less liabilities (0.07)%		(2,213)
Net assets 100.00%		$3,076,154

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $353,417,000.

						Unrealized
						(depreciation)
					Notional	appreciation
			Number of		amount	at 6/30/2016
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
S&P 500 E-mini Index Contracts	CME	Short	1,600	September 2016	$165,421	$(1,795)
Mini MSCI Emerging Market Index Contracts	ICE	Short	249	September 2016	10,308	(84)
Russell 2000 Mini Index Contracts	ICE	Short	85	September 2016	9,615	(138)
Euro Stoxx 50 Index Contracts	EUREX	Short	165	September 2016	5,183	(62)
Euro Currency Contracts	CME	Short	36	September 2016	5,011	13
S&P Mid 400 E-mini Index Contracts	CME	Short	27	September 2016	3,970	(61)
British Pound Currency Contracts	CME	Short	35	September 2016	2,919	21
FTSE 100 Index Contracts	LIFFE	Short	34	September 2016	2,865	(60)
Japanese Yen Currency Contracts	CME	Short	2	September 2016	244	1
						$(2,165)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2016, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	6/30/2016
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	120,910,667	18,651,499	634,420	138,927,746	$8,997	$2,918,872

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

See Notes to Financial Statements

American Funds Insurance Series

Financial statements

Statements of assets and liabilities at June 30, 2016

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,210,346	$3,824,207	$21,107,039	$7,366,233	$2,773,486
Affiliated issuers	—	12,091	1,437	—	—
Cash	346	1,930	1,775	642	360
Cash denominated in currencies other than U.S. dollars	1,227	820	1,816	4,256	756
Unrealized appreciation on open forward currency contracts	—	4,683	—	4,735	61
Receivables for:
Sales of investments	35,853	24,252	84,083	31,582	6,527
Sales of fund’s shares	9,008	3,151	5,051	9,525	2,474
Dividends and interest	18,177	6,763	26,084	17,411	10,277
Closed forward currency contracts	—	—	—	—	3
Variation margin	—	—	—	—	—
Other	47	248	—	430	282
	5,275,004	3,878,145	21,227,285	7,434,814	2,794,226
Liabilities:
Unrealized depreciation on open forward currency contracts	322	295	—	4,488	136
Payables for:
Purchases of investments	76,121	18,538	69,455	47,641	8,396
Repurchases of fund’s shares	2,581	2,007	23,666	3,887	2,163
Investment advisory services	2,259	2,250	5,728	3,031	1,607
Services provided by related parties	792	520	3,114	864	253
Trustees’ deferred compensation	57	37	495	217	22
Closed forward currency contracts	38	60	—	233	38
Variation margin	—	—	—	—	—
Non-U.S. taxes	1,951	3,002	2,506	5,757	2,715
Other	245	67	286	138	175
	84,366	26,776	105,250	66,256	15,505
Net assets at June 30, 2016	$5,190,638	$3,851,369	$21,122,035	$7,368,558	$2,778,721
Net assets consist of:
Capital paid in on shares of beneficial interest	$4,128,412	$3,820,845	$14,334,721	$7,129,906	$2,720,650
Undistributed (distributions in excess of) net investment income	17,224	7,475	90,956	50,256	(2,616)
Undistributed (accumulated) net realized gain (loss)	23,680	23,503	1,041,702	(29,249)	(119,444)
Net unrealized appreciation (depreciation)	1,021,322	(454)	5,654,656	217,645	180,131
Net assets at June 30, 2016	$5,190,638	$3,851,369	$21,122,035	$7,368,558	$2,778,721

Investment securities, at cost:
Unaffiliated issuers	$4,188,568	$3,807,675	$15,452,608	$7,143,933	$2,591,611
Affiliated issuers	—	30,820	1,203	—	—
Cash denominated in currencies other than U.S. dollars, at cost	1,227	820	1,816	4,256	756

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars in thousands)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder		Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$7,599,716	$1,865,577	$24,441,928	$1,099,631	$344,914		$19,742,062	$242,423	$11,725,512	$2,436,931
—	—	—	—	—		—	—	—	—
1,689	454	1,553	160	182		8,924	176	6,200	891
—	133	816	191	343		—	41	4,732	980
—	648	1,784	—	—		—	506	3,408	8,386
—	353	94,040	6,595	503		423,610	3,847	547,868	186,677
16,619	707	7,903	753	1,695		8,619	119	6,302	5,097
9,904	6,869	32,087	5,860	1,736		68,401	989	53,684	21,034
—	—	—	—	—		—	42	—	1,986
—	—	—	—	—		310	—	1,844	193
—	—	—	—	—		28	—	—	—
7,627,928	1,874,741	24,580,111	1,113,190	349,373		20,251,954	248,143	12,349,550	2,662,175
—	25	—	221	—		—	144	4,224	3,458
—	6,432	35,647	17,343	2,762		681,851	5,180	1,707,055	276,125
3,551	3,396	20,900	85	2,035		12,726	2	9,030	4,017
2,416	914	5,380	562	136		4,350	130	3,113	1,020
747	308	2,893	67	46		1,711	39	949	267
50	17	561	5	—	*	191	1	84	17
—	33	—	—	—		—	86	274	2,920
—	—	—	—	—		165	—	1,541	53
207	567	458	341	43		2,933	19	—	255
45	31	331	83	168		1,686	8	277	142
7,016	11,723	66,170	18,707	5,190		705,613	5,609	1,726,547	288,274
$7,620,912	$1,863,018	$24,513,941	$1,094,483	$344,183		$19,546,341	$242,534	$10,623,003	$2,373,901

$5,978,584	$1,666,301	$18,774,184	$1,131,691	$343,533		$15,663,066	$221,949	$10,159,825	$2,333,281
87,846	23,405	205,449	19,251	377		177,952	986	89,995	10,801
148,048	(34,334)	874,412	(14,238)	(6,501)		772,167	(2,279)	97,435	1,246
1,406,434	207,646	4,659,896	(42,221)	6,774		2,933,156	21,878	275,748	28,573
$7,620,912	$1,863,018	$24,513,941	$1,094,483	$344,183		$19,546,341	$242,534	$10,623,003	$2,373,901

$6,193,276	$1,658,513	$19,783,656	$1,141,564	$338,098		$16,799,917	$220,902	$11,426,645	$2,405,647
—	—	—	—	—		—	—	—	—
—	133	816	191	343		—	41	4,767	979

American Funds Insurance Series

Statements of assets and liabilities at June 30, 2016

	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund (formerly Cash Management Fund)	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,706,154	$391,846	$360,169	$3,071,391	$7,867
Affiliated issuers	—	—	—	—	159,181
Cash	4,456	394	140	4,708	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—	—
Receivables for:
Sales of investments	39,278	117,375	—	176,374	7
Sales of fund’s shares	488	280	2,203	1,048	444
Dividends and interest	30,802	957	42	11,805	2
Deposits at brokers for futures contracts	—	—	—	—	2,986
Variation margin	82	248	—	2,617	25
Other	5	—	—	—	—
	1,781,265	511,100	362,554	3,267,943	170,512
Liabilities:
Payables for:
Purchases of investments	26,623	158,997	—	141,623	395
Repurchases of fund’s shares	2,453	109	101	1,522	27
Investment advisory services	669	119	93	856	14
Services provided by related parties	180	18	68	363	135
Trustees’ deferred compensation	53	2	21	57	— *
Variation margin	—	91	—	1,728	843
Non-U.S. taxes	7	—	—	—	—
Bank overdraft	—	—	—	—	—
Other	199	7	7	53	4
	30,184	159,343	290	146,202	1,418
Net assets at June 30, 2016	$1,751,081	$351,757	$362,264	$3,121,741	$169,094
Net assets consist of:
Capital paid in on shares of beneficial interest	$2,023,789	$341,195	$362,582	$3,013,906	$187,234
Undistributed (distributions in excess of) net investment income	52,833	2,233	(345)	15,898	(124)
Undistributed (accumulated) net realized gain (loss)	(223,258)	5,158	—	44,247	4,473
Net unrealized appreciation (depreciation)	(102,283)	3,171	27	47,690	(22,489)
Net assets at June 30, 2016	$1,751,081	$351,757	$362,264	$3,121,741	$169,094
Investment securities, at cost:
Unaffiliated issuers	$1,808,615	$384,968	$360,142	$2,986,923	$7,867
Affiliated issuers	—	—	—	—	180,212
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—	—

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

Unaudited
(dollars in thousands)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$—		$6,943		$5,878	$159,495
85,818		180,408		129,200	2,918,872
—		—		—	—
—		—		—	—
—		434		—	7,026
267		1,067		389	3,369
1		2		1	29
4,778		2,533		1,936	3,074
198		10		17	29
—		—		—	—
91,062		191,397		137,421	3,091,894

248		934		360	1,959
—	*	529		2	8,817
7		15		11	249
74		146		111	2,262
—	*	—	*	— *	6
792		704		544	1,902
—		—		—	—
22		—		—	—
2		5		3	545
1,145		2,333		1,031	15,740
$89,917		$189,064		$136,390	$3,076,154

$104,211		$194,513		$149,119	$3,116,487
(120)		174		(1)	1,191
1,400		9,614		9,532	42,524
(15,574)		(15,237)		(22,260)	(84,048)
$89,917		$189,064		$136,390	$3,076,154

$—		$6,943		$5,878	$159,495
100,723		193,956		150,009	3,000,755
—		—		—	—

American Funds Insurance Series

Statements of assets and liabilities at June 30, 2016

			Global
		Global	Small			New
		Growth	Capitalization	Growth	International	World
		Fund	Fund	Fund	Fund	Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 1:	Net assets	$1,563,735	$1,501,196	$6,748,085	$3,435,489	$1,635,970
	Shares outstanding	67,249	78,599	108,082	211,202	84,761
	Net asset value per share	$23.25	$19.10	$62.44	$16.27	$19.30
Class 2:	Net assets	$3,539,166	$2,313,915	$13,781,270	$3,850,314	$934,490
	Shares outstanding	153,619	124,449	222,116	237,731	48,887
	Net asset value per share	$23.04	$18.59	$62.05	$16.20	$19.12
Class 3:	Net assets			$183,123	$28,082
	Shares outstanding			2,918	1,724
	Net asset value per share			$62.75	$16.29
Class 4:	Net assets	$87,737	$36,258	$409,557	$54,673	$208,261
	Shares outstanding	3,817	1,932	6,653	3,398	10,917
	Net asset value per share	$22.99	$18.77	$61.56	$16.09	$19.08

				Ultra-Short	U.S.
		High-		Bond Fund	Government/	Managed
		Income		(formerly Cash	AAA-Rated	Risk
		Bond	Mortgage	Management	Securities	Growth
		Fund	Fund	Fund)	Fund	Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 1:	Net assets	$944,872	$276,938	$38,290	$1,461,726
	Shares outstanding	95,556	25,684	3,401	116,612
	Net asset value per share	$9.89	$10.78	$11.26	$12.53
Class 2:	Net assets	$782,977	$63,554	$307,937	$1,581,363
	Shares outstanding	80,353	5,911	28,005	127,495
	Net asset value per share	$9.74	$10.75	$11.00	$12.40
Class 3:	Net assets	$12,030		$4,962	$10,996
	Shares outstanding	1,213		447	876
	Net asset value per share	$9.92		$11.11	$12.55
Class 4:	Net assets	$11,202	$11,265	$11,075	$67,656
	Shares outstanding	1,072	1,055	994	5,449
	Net asset value per share	$10.45	$10.67	$11.14	$12.42
Class P1:	Net assets					$618
	Shares outstanding					61
	Net asset value per share					$10.13
Class P2:	Net assets					$168,476
	Shares outstanding					16,720
	Net asset value per share					$10.08

*Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

unaudited

(dollars and shares in thousands, except per-share amounts)

Blue Chip	Global		International
Income and	Growth	Growth-	Growth	Capital		Asset	Global		Global
Growth	and Income	Income	and Income	Income		Allocation	Balanced	Bond	Bond
Fund	Fund	Fund	Fund	Builder		Fund	Fund	Fund	Fund

$4,215,511	$429,595	$11,308,944	$808,337	$123,649		$11,897,640	$60,035	$6,390,901	$1,161,314
331,301	34,248	272,092	54,656	12,672		566,389	5,400	570,796	97,830
$12.72	$12.54	$41.56	$14.79	$9.76		$21.01	$11.12	$11.20	$11.87
$3,331,392	$1,423,582	$12,612,139	$251,590	$3		$5,029,366	$177,738	$4,144,582	$1,201,452
264,650	113,771	306,450	17,078	—	*	241,700	16,032	374,885	102,011
$12.59	$12.51	$41.16	$14.73	$9.76		$20.81	$11.09	$11.06	$11.78
		$155,419				$36,338
		3,736				1,729
		$41.60				$21.01
$74,009	$9,841	$437,439	$34,556	$220,531		$2,582,997	$4,761	$87,520	$11,135
5,876	792	10,698	2,354	22,636		124,546	431	7,900	950
$12.60	$12.42	$40.89	$14.68	$9.74		$20.74	$11.04	$11.08	$11.72

	Managed	Managed	Managed
Managed	Risk Blue	Risk	Risk
Risk	Chip Income	Growth-	Asset
International	and Growth	Income	Allocation
Fund	Fund	Fund	Fund

$146	$263	$1,030	$972,935
16	24	98	83,925
$8.82	$11.01	$10.46	$11.59
$89,771	$188,801	$135,360	$2,103,219
10,232	17,243	13,002	181,706
$8.77	$10.95	$10.41	$11.57

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2016

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$50,322	$29,570	$154,315	$100,614	$24,204
Interest	709	2,995	2,135	4,610	5,973
	51,031	32,565	156,450	105,224	30,177
Fees and expenses*:
Investment advisory services	13,524	13,624	33,880	18,055	9,433
Distribution services	4,497	2,926	17,444	4,808	1,361
Insurance administrative services	106	42	477	61	227
Transfer agent services	— †	— †	1	1	— †
Administrative services	256	195	1,024	359	130
Reports to shareholders	136	73	587	187	65
Registration statement and prospectus	19	7	42	13	41
Trustees’ compensation	23	17	90	31	12
Auditing and legal	27	18	24	36	20
Custodian	300	359	202	702	499
Other	12	31	17	14	14
Total fees and expenses before waivers/reimbursements	18,900	17,292	53,788	24,267	11,802
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—	—	—
Miscellaneous fee reimbursements	—	—	—	—	—
Total waivers/reimbursements of fees and expenses	—	—	—	—	—
Total fees and expenses after waivers/reimbursements	18,900	17,292	53,788	24,267	11,802
Net investment income (loss)	32,131	15,273	102,662	80,957	18,375
Net realized gain (loss) and unrealized (depreciation) appreciation:
Net realized gain (loss) on*:
Investments	30,890	(55,904)	1,209,114	(16,164)	(44,016)
Forward currency contracts	(3,311)	1,707	—	(4,878)	(338)
Interest rate swaps	—	—	—	—	—
Currency transactions	371	624	(355)	(200)	159
	27,950	(53,573)	1,208,759	(21,242)	(44,195)
Net unrealized (depreciation) appreciation on:
Investments	(250,988)	(129,899)	(1,127,972)	(142,019)	86,789
Forward currency contracts	268	3,887	—	(170)	(104)
Interest rate swaps	—	—	—	—	—
Currency translations	137	282	35	604	175
	(250,583)	(125,730)	(1,127,937)	(141,585)	86,860
Net realized gain (loss) and unrealized (depreciation) appreciation	(222,633)	(179,303)	80,822	(162,827)	42,665
Net (decrease) increase in net assets resulting from operations	$(190,502)	$(164,030)	$183,484	$(81,870)	$61,040

See end of statements of operations for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

Unaudited
(dollars in thousands)

Blue Chip Income and Growth Fund		Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$105,700		$29,528	$244,974	$23,600	$5,713	$140,710	$2,234	$16	$—
859		1,040	6,833	1,102	395	76,948	923	111,704	31,872
106,559		30,568	251,807	24,702	6,108	217,658	3,157	111,720	31,872

13,935		5,362	31,744	3,193	693	25,324	740	18,304	6,030
4,053		1,764	16,028	348	225	9,139	215	5,199	1,495
62		8	509	41	225	3,026	3	90	10
—	†	— †	1	— †	— †	1	— †	— †	— †
351		89	1,176	50	14	920	11	503	114
118		26	666	9	2	461	2	209	37
73		3	44	11	18	266	1	14	4
30		7	102	4	1	79	1	42	9
9		7	29	7	3	22	4	13	6
137		123	144	117	13	127	13	64	231
6		8	19	3	1	22	11	30	19
18,774		7,397	50,462	3,783	1,195	39,387	1,001	24,468	7,955
—		—	—	—	—	—	—	—	—
—		—	—	—	—	—	—	—	—
—		—	—	—	—	—	—	—	—
18,774		7,397	50,462	3,783	1,195	39,387	1,001	24,468	7,955
87,785		23,171	201,345	20,919	4,913	178,271	2,156	87,252	23,917

128,048		(2,747)	896,071	(16,634)	(4,760)	777,108	(2,430)	122,972	(7,451)
—		(656)	—	—	—	—	282	(27,272)	12,814
—		—	—	—	—	(1,972)	—	6,950	(1,761)
23		(208)	(2,793)	114	(33)	(103)	(22)	1,842	(1,143)
128,071		(3,611)	893,278	(16,520)	(4,793)	775,033	(2,170)	104,492	2,459

465,986		14,113	(340,345)	8,542	15,709	(80,304)	7,628	378,301	153,787
—		565	1,784	(221)	—	—	298	216	2,262
—		—	—	—	—	(4,158)	—	(23,945)	(7,367)
5		27	(87)	36	(36)	(8)	11	(87)	35
465,991		14,705	(338,648)	8,357	15,673	(84,470)	7,937	354,485	148,717

594,062		11,094	554,630	(8,163)	10,880	690,563	5,767	458,977	151,176
$681,847		$34,265	$755,975	$12,756	$15,793	$868,834	$7,923	$546,229	$175,093

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2016

	High- Income Bond Fund	Mortgage Fund		Ultra-Short Bond Fund (formerly Cash Management Fund)	U.S. Government/ AAA-Rated Securities Fund		Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$221	$—		$—	$—		$351
Interest	59,698	3,140		731	23,775		7
	59,919	3,140		731	23,775		358
Fees and expenses*:
Investment advisory services	4,017	723		583	5,144		114
Distribution services	972	95		406	2,034		190
Insurance administrative services	8	16		16	81		190
Transfer agent services	— †	—	†	— †	—	†	— †
Administrative services	86	17		18	152		—
Accounting and administrative services	—	—		—	—		27
Reports to shareholders	28	2		6	47		2
Registration statement and prospectus	11	—	†	1	6		7
Trustees’ compensation	7	1		1	13		1
Auditing and legal	15	3		3	6		1
Custodian	7	9		1	13		6
Other	20	10		18	16		63
Total fees and expenses before waivers/reimbursements	5,171	876		1,053	7,512		601
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—		—	—		38
Miscellaneous fee reimbursements	—	—		—	—		84
Total waivers/reimbursements of fees and expenses	—	—		—	—		122
Total fees and expenses after waivers/reimbursements	5,171	876		1,053	7,512		479
Net investment income (loss)	54,748	2,264		(322)	16,263		(121)
Net realized gain (loss) and unrealized (depreciation) appreciation:
Net realized gain (loss) on*:
Investments	(67,177)	2,088		—	41,371		(2,658)
Forward currency contracts	21	—		—	—		—
Interest rate swaps	(969)	2,523		—	8,053		—
Credit default swaps	(1,183)	—		—	—		—
Futures contracts	—	1,073		—	4,258		(4,811)
Currency transactions	(88)	—		—	—		8
Capital gain distributions received	—	—		—	—		13,899
	(69,396)	5,684		—	53,682		6,438
Net unrealized (depreciation) appreciation on:
Investments	160,979	6,728		1	89,954		(8,710)
Forward currency contracts	(38)	—		—	—		—
Interest rate swaps	274	(6,139)		—	(55,853)		—
Credit default swaps	(527)	—		—	—		—
Futures contracts	—	1,276		—	17,848		(1,415)
Currency translations	112	—		—	—		—
	160,800	1,865		1	51,949		(10,125)
Net realized gain (loss) and unrealized (depreciation) appreciation	91,404	7,549		1	105,631		(3,687)
Net (decrease) increase in net assets resulting from operations	$146,152	$9,813		$(321)	$121,894		$(3,808)

*	Additional information related to non-U.S. taxes, affiliated transactions and class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

Unaudited
(dollars in thousands)

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$150	$682	$395	$8,997
3	8	6	159
153	690	401	9,156

64	120	95	2,106
107	199	158	2,474
107	199	159	3,511
— †	— †	— †	— †
—	—	—	—
26	27	27	58
1	2	1	34
5	5	5	76
— †	1	1	11
1	1	1	3
6	6	6	6
20	70	48	233
337	630	501	8,512
21	40	32	702
47	88	70	—
68	128	102	702
269	502	399	7,810
(116)	188	2	1,346

(3,209)	(721)	(1,685)	393
—	—	—	—
—	—	—	—
—	—	—	—
(2,203)	(3,223)	(2,578)	(28,244)
38	2	6	32
7,236	13,693	14,044	68,888
1,862	9,751	9,787	41,069

(4,256)	1,703	(8,199)	55,885
—	—	—	—
—	—	—	—
—	—	—	—
(503)	(1,618)	(1,325)	(639)
—	—	—	—
(4,759)	85	(9,524)	55,246

(2,897)	9,836	263	96,315
$(3,013)	$10,024	$265	$97,661

American Funds Insurance Series

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015
Operations:
Net investment income (loss)	$32,131	$41,258	$15,273	$(387)	$102,662	$156,971
Net realized gain (loss)	27,950	454,855	(53,573)	817,379	1,208,759	1,899,173
Net unrealized (depreciation) appreciation	(250,583)	(109,786)	(125,730)	(798,992)	(1,127,937)	(519,610)
Net (decrease) increase in net assets resulting from operations	(190,502)	386,327	(164,030)	18,000	183,484	1,536,534
Dividends and distributions paid to shareholders:
Dividends from net investment income	(14,651)	(61,500)	(893)	—	(41,568)	(151,371)
Distributions from net realized gain on investments	(443,911)	(539,532)	(724,863)	(331,551)	(1,900,853)	(4,626,506)
Total dividends and distributions paid to shareholders	(458,562)	(601,032)	(725,756)	(331,551)	(1,942,421)	(4,777,877)
Net capital share transactions	306,070	179,492	509,652	384,510	1,083,288	2,276,062
Total (decrease) increase in net assets	(342,994)	(35,213)	(380,134)	70,959	(675,649)	(965,281)
Net assets:
Beginning of period	5,533,632	5,568,845	4,231,503	4,160,544	21,797,684	22,762,965
End of period	$5,190,638	$5,533,632	$3,851,369	$4,231,503	$21,122,035	$21,797,684
Undistributed (distributions in excess of) net investment income	$17,224	$(256)	$7,475	$(6,905)	$90,956	$29,862

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015
Operations:
Net investment income (loss)	$20,919	$26,405	$4,913	$3,949	$178,271	$317,583
Net realized gain (loss)	(16,520)	7,489	(4,793)	(1,225)	775,033	471,975
Net unrealized (depreciation) appreciation	8,357	(92,050)	15,673	(7,839)	(84,470)	(523,714)
Net (decrease) increase in net assets resulting from operations	12,756	(58,156)	15,793	(5,115)	868,834	265,844
Dividends and distributions paid to shareholders:
Dividends from net investment income	(2,710)	(24,236)	(4,244)	(4,288)	(56,654)	(334,403)
Distributions from net realized gain on investments	(4,688)	(21,506)	—	—	(465,865)	(1,266,708)
Total dividends and distributions paid to shareholders	(7,398)	(45,742)	(4,244)	(4,288)	(522,519)	(1,601,111)
Net capital share transactions	96,246	88,567	95,629	171,242	829,459	2,142,966
Total (decrease) increase in net assets	101,604	(15,331)	107,178	161,839	1,175,774	807,699
Net assets:
Beginning of period	992,879	1,008,210	237,005	75,166	18,370,567	17,562,868
End of period	$1,094,483	$992,879	$344,183	$237,005	$19,546,341	$18,370,567
Undistributed (distributions in excess of) net investment income	$19,251	$1,042	$377	$(292)	$177,952	$56,335

See end of statements of changes in net assets for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)

International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015

$80,957	$101,049	$18,375	$21,693	$87,785	$150,411	$23,171	$32,504	$201,345	$362,367
(21,242)	671,574	(44,195)	(83,494)	128,071	617,232	(3,611)	62,422	893,278	2,678,192
(141,585)	(1,114,934)	86,860	(22,006)	465,991	(966,960)	14,705	(115,761)	(338,648)	(2,629,717)

(81,870)	(342,311)	61,040	(83,807)	681,847	(199,317)	34,265	(20,835)	755,975	410,842

(11,423)	(129,375)	(2,164)	(19,569)	(28,164)	(147,049)	(5,261)	(36,339)	(69,903)	(352,790)
(637,485)	(446,067)	—	(149,097)	(595,206)	(712,444)	—	—	(2,694,335)	(3,606,146)
(648,908)	(575,442)	(2,164)	(168,666)	(623,370)	(859,493)	(5,261)	(36,339)	(2,764,238)	(3,958,936)
616,686	688,549	26,064	364,776	664,161	684,200	57,232	(52,395)	2,308,811	2,397,939
(114,092)	(229,204)	84,940	112,303	722,638	(374,610)	86,236	(109,569)	300,548	(1,150,155)

7,482,650	7,711,854	2,693,781	2,581,478	6,898,274	7,272,884	1,776,782	1,886,351	24,213,393	25,363,548
$7,368,558	$7,482,650	$2,778,721	$2,693,781	$7,620,912	$6,898,274	$1,863,018	$1,776,782	$24,513,941	$24,213,393

$50,256	$(19,278)	$(2,616)	$(18,827)	$87,846	$28,224	$23,405	$5,495	$205,449	$74,007

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015

$2,156	$3,604	$87,252	$180,900	$23,917	$54,947	$54,748	$116,865	$2,264	$2,886
(2,170)	201	104,492	66,981	2,459	(73,021)	(69,396)	(76,908)	5,684	5,622
7,937	(5,965)	354,485	(215,539)	148,717	(80,680)	160,800	(174,986)	1,865	(1,739)

7,923	(2,160)	546,229	32,342	175,093	(98,754)	146,152	(135,029)	9,813	6,769

—	(2,403)	(58,633)	(182,773)	—	(1,846)	(20,488)	(114,287)	(835)	(5,398)
—	(2,968)	(35,948)	(192,440)	(4,207)	(69,034)	—	—	(3,533)	(4,268)
—	(5,371)	(94,581)	(375,213)	(4,207)	(70,880)	(20,488)	(114,287)	(4,368)	(9,666)
15,347	11,046	246,456	697,150	(42,536)	(169,118)	(169,815)	82,072	4,182	219
23,270	3,515	698,104	354,279	128,350	(338,752)	(44,151)	(167,244)	9,627	(2,678)

219,264	215,749	9,924,899	9,570,620	2,245,551	2,584,303	1,795,232	1,962,476	342,130	344,808
$242,534	$219,264	$10,623,003	$9,924,899	$2,373,901	$2,245,551	$1,751,081	$1,795,232	$351,757	$342,130

$986	$(1,170)	$89,995	$61,376	$10,801	$(13,116)	$52,833	$18,573	$2,233	$804

American Funds Insurance Series

Statements of changes in net assets

	Ultra-Short Bond Fund (formerly Cash Management Fund)		U.S. Government/ AAA-Rated Securities Fund		Managed Risk Growth Fund
	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015
Operations:
Net investment income (loss)	$(322)	$(1,713)	$16,263	$29,322	$(121)	$351
Net realized gain (loss)	—	1	53,682	73,799	6,438	13,382
Net unrealized (depreciation) appreciation	1	10	51,949	(45,379)	(10,125)	(13,947)
Net (decrease) increase in net assets resulting from operations	(321)	(1,702)	121,894	57,742	(3,808)	(214)
Dividends and distributions paid to shareholders:
Dividends from net investment income	—	—	(7,777)	(48,582)	(331)	—
Distributions from net realized gain on investments	—	—	(60,973)	(27,147)	(15,012)	—
Total dividends and distributions paid to shareholders	—	—	(68,750)	(75,729)	(15,343)	—
Net capital share transactions	(851)	(29,927)	6,711	(393,940)	42,413	66,782
Total (decrease) increase in net assets	(1,172)	(31,629)	59,855	(411,927)	23,262	66,568
Net assets:
Beginning of period	363,436	395,065	3,061,886	3,473,813	145,832	79,264
End of period	$362,264	$363,436	$3,121,741	$3,061,886	$169,094	$145,832
Undistributed (distributions in excess of) net investment income	$(345)	$(23)	$15,898	$7,412	$(124)	$328

* Unaudited.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015

$(116)	$904	$188	$1,959	$2	$1,056	$1,346	$31,209
1,862	1,838	9,751	7,704	9,787	8,928	41,069	111,792
(4,759)	(9,188)	85	(19,476)	(9,524)	(14,317)	55,246	(170,931)

(3,013)	(6,446)	10,024	(9,813)	265	(4,333)	97,661	(27,930)

(843)	(14)	(2,237)	(530)	(1,331)	(67)	(34,288)	(38,084)
(2,185)	—	(5,924)	—	(8,465)	—	(93,578)	(48,390)
(3,028)	(14)	(8,161)	(530)	(9,796)	(67)	(127,866)	(86,474)
12,798	43,513	49,796	49,641	23,252	51,303	441,340	722,454
6,757	37,053	51,659	39,298	13,721	46,903	411,135	608,050

83,160	46,107	137,405	98,107	122,669	75,766	2,665,019	2,056,969
$89,917	$83,160	$189,064	$137,405	$136,390	$122,669	$3,076,154	$2,665,019

$(120)	$839	$174	$2,223	$(1)	$1,328	$1,191	$34,133

American Funds Insurance Series

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 28 different funds (the “funds”). Twenty-three funds in the series are covered in this report. The other five funds in the series are covered in a separate report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

The investment objectives for each fund covered in this report are as follows:

Global Growth Fund — Seeks to provide long-term growth of capital.

Global Small Capitalization Fund — Seeks to provide long-term growth of capital.

Growth Fund — Seeks to provide growth of capital.

International Fund — Seeks to provide long-term growth of capital.

New World Fund — Seeks long-term capital appreciation.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Growth-Income Fund — Seeks to achieve long-term growth of capital and income.

International Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Capital Income Builder — Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. Secondarily, seeks to provide growth of capital.

Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund — Seeks to provide as high a level of current income as is consistent with the preservation of capital.

Global Bond Fund — Seeks to provide, over the long term, a high level of total return consistent with prudent investment management.

High-Income Bond Fund — Seeks to provide a high level of current income and, secondarily, capital appreciation.

Mortgage Fund — Seeks to provide current income and preservation of capital.

American Funds Insurance Series

Ultra-Short Bond Fund — On May 1, 2016, the fund changed its name from Cash Management Fund to Ultra-Short Bond Fund in accordance with a resolution approved by shareholders on December 4, 2015, to convert the fund to an ultra-short-term bond fund. The fund seeks to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either three or four share classes (Classes 1, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

American Funds Insurance Series

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2016 (dollars in thousands):

Global Growth Fund

		Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$633,369	$631,466	$—	$1,264,835
Consumer discretionary	805,224	282,754	—	1,087,978
Health care	490,154	408,056	—	898,210
Financials	153,037	359,249	—	512,286
Consumer staples	50,742	284,580	—	335,322
Industrials	80,217	153,323	—	233,540
Energy	112,190	68,184	—	180,374
Telecommunication services	—	76,297	—	76,297
Other	25,901	24,029	—	49,930
Miscellaneous	83,928	173,305	—	257,233
Bonds, notes & other debt instruments	—	2,007	—	2,007
Short-term securities	—	312,334	—	312,334
Total	$2,434,762	$2,775,584	$—	$5,210,346

		Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(322)	$—	$(322)

*	Securities with a value of $2,461,243,000, which represented 47.42% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

		Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$315,634	$340,036	$4	$655,674
Information technology	316,427	206,663	—	523,090
Health care	429,474	80,655	—	510,129
Industrials	95,239	183,490	—	278,729
Financials	90,951	174,719	—	265,670
Consumer staples	84,702	173,896	—	258,598
Energy	179,463	42,776	8,828	231,067
Materials	106,972	73,029	—	180,001
Utilities	—	83,655	31	83,686
Telecommunication services	—	11,560	—	11,560
Miscellaneous	96,227	91,281	—	187,508
Rights & warrants	208	—	39	247
Bonds, notes & other debt instruments	—	121,812	—	121,812
Short-term securities	—	528,527	—	528,527
Total	$1,715,297	$2,112,099	$8,902	$3,836,298

American Funds Insurance Series

		Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$4,683	$—	$4,683
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(295)	—	(295)
Total	$—	$4,388	$—	$4,388

*	Securities with a value of $1,455,844,000, which represented 37.80% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Growth Fund

		Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$4,216,815	$730,538	$—	$4,947,353
Consumer discretionary	4,570,452	27,481	—	4,597,933
Health care	3,020,880	9,626	—	3,030,506
Financials	1,885,682	117,048	—	2,002,730
Energy	1,842,346	—	—	1,842,346
Consumer staples	1,412,858	151,043	—	1,563,901
Industrials	1,005,249	167,972	—	1,173,221
Telecommunication services	211,039	13,090	—	224,129
Other	266,609	1,437	—	268,046
Miscellaneous	396,414	80,345	—	476,759
Convertible stocks	—	—	13,104	13,104
Convertible bonds	—	5,300	—	5,300
Short-term securities	—	963,148	—	963,148
Total	$18,828,344	$2,267,028	$13,104	$21,108,476

*	Securities with a value of $1,297,142,000, which represented 6.14% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

International Fund

		Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$41,252	$1,173,335	$—	$1,214,587
Information technology	192,494	750,242	—	942,736
Health care	59,207	823,249	—	882,456
Consumer discretionary	56,435	777,132	—	833,567
Industrials	21,050	636,023	—	657,073
Consumer staples	28,049	568,308	—	596,357
Materials	85,955	421,136	—	507,091
Utilities	—	392,038	—	392,038
Energy	75,473	240,981	—	316,454
Telecommunication services	—	240,610	—	240,610
Miscellaneous	12,908	233,877	—	246,785
Bonds, notes & other debt instruments	—	73,875	—	73,875
Short-term securities	—	462,604	—	462,604
Total	$572,823	$6,793,410	$—	$7,366,233

See next page for footnote.

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$4,735	$—	$4,735
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(4,488)	—	(4,488)
Total	$—	$247	$—	$247

*	Securities with a value of $6,032,519,000, which represented 81.87% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$161,379	$273,043	$—	$434,422
Information technology	161,527	258,347	—	419,874
Financials	180,607	174,977	29	355,613
Health care	95,909	140,791	—	236,700
Industrials	58,060	122,221	—	180,281
Energy	64,986	96,865	—	161,851
Consumer staples	58,470	96,273	—	154,743
Telecommunication services	4,942	49,092	—	54,034
Materials	28,672	22,498	885	52,055
Utilities	—	37,613	—	37,613
Miscellaneous	24,394	105,934	—	130,328
Rights & warrants	—	33,559	11,234	44,793
Convertible bonds	—	6,581	—	6,581
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	140,911	—	140,911
Corporate bonds & notes	—	14,493	—	14,493
U.S. Treasury bonds & notes	—	1,505	—	1,505
Short-term securities	—	347,689	—	347,689
Total	$838,946	$1,922,392	$12,148	$2,773,486

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$61	$—	$61
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(136)	—	(136)
Total	$—	$(75)	$—	$(75)

*	Securities with a value of $1,363,311,000, which represented 49.06% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,231,149	$—	$—	$1,231,149
Information technology	1,019,138	—	—	1,019,138
Industrials	969,593	—	—	969,593
Consumer staples	801,252	—	—	801,252
Telecommunication services	745,097	—	—	745,097
Energy	729,912	—	—	729,912
Materials	408,076	—	—	408,076
Financials	353,080	—	—	353,080
Consumer discretionary	313,550	—	—	313,550
Utilities	309,139	—	—	309,139
Miscellaneous	291,024	—	—	291,024
Short-term securities	—	428,706	—	428,706
Total	$7,171,010	$428,706	$—	$7,599,716

Global Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$213,178	$62,313	$—	$275,491
Information technology	114,440	126,613	—	241,053
Consumer discretionary	107,519	129,175	—	236,694
Health care	116,060	58,310	—	174,370
Consumer staples	99,659	71,519	—	171,178
Industrials	105,872	48,016	—	153,888
Energy	82,249	14,801	—	97,050
Utilities	32,164	59,857	—	92,021
Materials	46,134	34,549	—	80,683
Telecommunication services	31,918	36,461	—	68,379
Miscellaneous	58,441	29,854	—	88,295
Preferred securities	459	—	—	459
Bonds, notes & other debt instruments	—	41,296	—	41,296
Short-term securities	—	144,720	—	144,720
Total	$1,008,093	$857,484	$—	$1,865,577

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$648	$—	$648
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(25)	—	(25)
Total	$—	$623	$—	$623

*	Securities with a value of $671,468,000, which represented 36.04% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Growth-Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$3,933,566	$77,772	$—	$4,011,338
Information technology	3,569,287	96,727	—	3,666,014
Consumer discretionary	2,991,538	202,180	—	3,193,718
Financials	2,344,062	130,406	—	2,474,468
Consumer staples	1,913,375	215,721	—	2,129,096
Energy	1,741,794	304,888	—	2,046,682
Industrials	1,821,208	122,606	—	1,943,814
Materials	1,177,239	91,748	—	1,268,987
Telecommunication services	699,018	—	—	699,018
Utilities	264,800	—	—	264,800
Miscellaneous	758,270	160,758	—	919,028
Convertible stocks	5,178	5,157	—	10,335
Convertible bonds	—	129,071	—	129,071
Bonds, notes & other debt instruments	—	297,947	—	297,947
Short-term securities	—	1,387,612	—	1,387,612
Total	$21,219,335	$3,222,593	$—	$24,441,928

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,784	$—	$1,784

*	Securities with a value of $1,312,902,000, which represented 5.36% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

International Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$18,481	$173,704	$—	$192,185
Consumer staples	42,753	142,107	—	184,860
Utilities	—	136,403	—	136,403
Consumer discretionary	—	97,001	—	97,001
Health care	6,580	88,566	—	95,146
Industrials	—	86,604	—	86,604
Energy	29,021	51,929	—	80,950
Telecommunication services	2,471	38,634	—	41,105
Information technology	—	32,967	—	32,967
Materials	3,265	14,229	—	17,494
Miscellaneous	5,680	3,103	—	8,783
Convertible bonds	—	2,438	—	2,438
Bonds, notes & other debt instruments	—	31,418	—	31,418
Short-term securities	—	92,277	—	92,277
Total	$108,251	$991,380	$—	$1,099,631

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(221)	$—	$(221)

*	Securities with a value of $851,908,000, which represented 77.84% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Capital Income Builder

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer staples	$36,848	$17,038	$—	$53,886
Financials	22,826	17,597	—	40,423
Telecommunication services	13,580	19,795	—	33,375
Utilities	6,816	24,486	—	31,302
Energy	20,943	5,856	—	26,799
Health care	12,424	10,837	—	23,261
Information technology	14,951	6,566	—	21,517
Consumer discretionary	8,263	9,749	—	18,012
Industrials	5,943	10,720	—	16,663
Materials	3,946	4,449	—	8,395
Miscellaneous	2,601	2,093	—	4,694
Convertible stocks	1,370	—	—	1,370
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	19,296	—	19,296
Mortgage-backed obligations	—	18,612	—	18,612
Corporate bonds & notes	—	10,276	—	10,276
Asset-backed obligations	—	4,334	—	4,334
Short-term securities	—	12,699	—	12,699
Total	$150,511	$194,403	$—	$344,914

*	Securities with a value of $129,186,000, which represented 37.53% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

Asset Allocation Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$2,928,299	$137,512	$—	$3,065,811
Health care	1,589,929	—	184	1,590,113
Consumer discretionary	1,404,836	50,565	—	1,455,401
Financials	1,346,502	—	—	1,346,502
Energy	1,068,507	—	—	1,068,507
Industrials	983,264	45,500	—	1,028,764
Materials	873,406	—	941	874,347
Consumer staples	761,306	—	—	761,306
Telecommunication services	206,814	—	—	206,814
Utilities	124,426	—	—	124,426
Miscellaneous	661,821	183,510	1,525	846,856
Convertible stocks	—	6,081	—	6,081
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,839,302	—	2,839,302
Corporate bonds & notes	—	1,687,339	11,501	1,698,840
Mortgage-backed obligations	—	973,440	—	973,440
Federal agency bonds & notes	—	50,362	—	50,362
Other	—	116,907	—	116,907
Short-term securities	—	1,688,283	—	1,688,283
Total	$11,949,110	$7,778,801	$14,151	$19,742,062

See next page for footnote.

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$7,664	$—	$7,664
Liabilities:
Unrealized depreciation on interest rate swaps	—	(16,574)	—	(16,574)
Total	$—	$(8,910)	$—	$(8,910)

*	Securities with a value of $408,609,000, which represented 2.09% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Interest rate swaps are not included in the investment portfolio.

Global Balanced Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Industrials	$8,388	$15,018	$—	$23,406
Health care	17,229	4,768	—	21,997
Consumer staples	12,655	8,686	—	21,341
Information technology	7,899	10,604	—	18,503
Energy	9,837	3,503	—	13,340
Financials	5,791	6,999	—	12,790
Consumer discretionary	8,153	3,359	—	11,512
Materials	8,005	2,484	—	10,489
Utilities	—	3,061	—	3,061
Telecommunication services	1,555	568	—	2,123
Convertible bonds	—	276	—	276
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	39,953	—	39,953
U.S. Treasury bonds & notes	—	23,032	—	23,032
Corporate bonds & notes	—	15,946	—	15,946
Mortgage-backed obligations	—	5,232	—	5,232
Asset-backed obligations	—	325	—	325
Short-term securities	—	19,097	—	19,097
Total	$79,512	$162,911	$—	$242,423

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$506	$—	$506
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(144)	—	(144)
Total	$—	$362	$—	$362

*	Securities with a value of $59,050,000, which represented 24.35% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,795,950	$—	$3,795,950
Corporate bonds & notes	—	3,068,655	372	3,069,027
Mortgage-backed obligations	—	2,365,535	—	2,365,535
Bonds & notes of governments & government agencies outside the U.S.	—	471,822	—	471,822
Asset-backed obligations	—	154,015	—	154,015
Municipals	—	101,976	—	101,976
Federal agency bonds & notes	—	75,611	—	75,611
Common stocks	149	—	655	804
Short-term securities	—	1,690,772	—	1,690,772
Total	$149	$11,724,336	$1,027	$11,725,512

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$3,408	$—	$3,408
Unrealized appreciation on interest rate swaps	—	34,915	—	34,915
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(4,224)	—	(4,224)
Unrealized depreciation on interest rate swaps	—	(57,023)	—	(57,023)
Total	$—	$(22,924)	$—	$(22,924)

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$282,156	$—	$282,156
Japanese yen	—	222,772	—	222,772
Mexican pesos	—	120,933	—	120,933
Polish zloty	—	97,636	—	97,636
Hungarian forints	—	80,932	—	80,932
Danish kroner	—	77,535	—	77,535
British pounds	—	64,039	—	64,039
Malaysian ringgits	—	51,681	—	51,681
Indian rupees	—	32,166	—	32,166
U.S. dollars	—	1,198,887	159	1,199,046
Other	—	54,814	—	54,814
Convertible stocks	—	208	—	208
Common stocks	411	173	459	1,043
Short-term securities	—	151,970	—	151,970
Total	$411	$2,435,902	$618	$2,436,931

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$8,386	$—	$8,386
Unrealized appreciation on interest rate swaps	—	1,239	—	1,239
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(3,458)	—	(3,458)
Unrealized depreciation on interest rate swaps	—	(8,541)	—	(8,541)
Total	$—	$(2,374)	$—	$(2,374)

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

American Funds Insurance Series

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,560,425	$11,274	$1,571,699
Asset-backed obligations	—	11,915	—	11,915
Other	—	14,181	—	14,181
Convertible bonds	—	4,003	—	4,003
Convertible stocks	3,763	3,698	—	7,461
Preferred securities	2,226	—	—	2,226
Common stocks	10,452	2,249	3,682	16,383
Short-term securities	—	78,286	—	78,286
Total	$16,441	$1,674,757	$14,956	$1,706,154

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on credit default swaps	$—	$179	$—	$179

*	Credit default swaps are not included in the investment portfolio.

Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$257,935	$—	$257,935
U.S. Treasury bonds & notes	—	35,365	—	35,365
Asset-backed obligations	—	33,300	1,867	35,167
Federal agency bonds & notes	—	15,548	—	15,548
Short-term securities	—	47,831	—	47,831
Total	$—	$389,979	$1,867	$391,846

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$3,940	$—	$3,940
Unrealized appreciation on futures contracts	1,794	—	—	1,794
Liabilities:
Unrealized depreciation on interest rate swaps	—	(8,924)	—	(8,924)
Unrealized depreciation on futures contracts	(518)	—	—	(518)
Total	$1,276	$(4,984)	$—	$(3,708)

*	Interest rate swaps and futures contracts are not included in the investment portfolio.

Ultra-Short Bond Fund

At June 30, 2016, all of the fund’s investment securities were classified as Level 2.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,325,445	$—	$1,325,445
Federal agency bonds & notes	—	860,767	—	860,767
Mortgage-backed obligations	—	685,174	—	685,174
Short-term securities	—	200,005	—	200,005
Total	$—	$3,071,391	$—	$3,071,391

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$45,400	$—	$45,400
Unrealized appreciation on futures contracts	20,177	—	—	20,177
Liabilities:
Unrealized depreciation on interest rate swaps	—	(100,025)	—	(100,025)
Unrealized depreciation on futures contracts	(2,329)	—	—	(2,329)
Total	$17,848	$(54,625)	$—	$(36,777)

*	Interest rate swaps and futures contracts are not included in the investment portfolio.

Managed Risk Growth Fund

At June 30, 2016, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At June 30, 2016, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At June 30, 2016, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At June 30, 2016, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2016, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange, interest rate and commodity price fluctuations.

Issuer risks —The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions, and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

American Funds Insurance Series

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks maybe more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

American Funds Insurance Series

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult for a fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates – i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

American Funds Insurance Series

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation has fallen below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield, and, given the historically low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification — As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the risk management strategy of the managed risk fund.

Management — The managed risk funds are subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of individual underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and the respective underlying fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example a fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of a fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, a fund could be exposed to the risk of loss.

American Funds Insurance Series

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — Asset Allocation Fund, Global Bond Fund and High-Income Bond Fund have participated in a transaction that involves unfunded commitments, which may obligate each fund to purchase additional shares of the applicable issuer. Under the terms of the commitments, which will expire no later than April 1, 2021, the maximum potential exposure of Asset Allocation Fund, Global Bond Fund and High-Income Bond Fund as of June 30, 2016 was $471,000, $109,000 and $719,000, respectively. Should such commitments become due in full, these amounts would represent less than 0.01% of the net assets of Asset Allocation Fund and 0.04% of the net assets of Global Bond Fund and High-Income Bond Fund, in each case as of June 30, 2016.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by the Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of June 30, 2016, Global Growth Fund, Global Small Capitalization

American Funds Insurance Series

Fund, International Fund, New World Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Global Balanced Fund, Bond Fund and Global Bond Fund had open forward currency contracts. As of June 30, 2016, High-Income Bond Fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held by High-Income Bond Fund was $2,585,000.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations. As of June 30, 2016, Asset Allocation Fund, Bond Fund, Global Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund had open interest rate swaps. As of June 30, 2016, High-Income Bond Fund did not have any open interest rate swaps. The average month-end notional amount of open interest rate swaps while held by High-Income Bond Fund was $31,888,000.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations. As of June 30, 2016, High-Income Bond Fund had open credit default swaps.

American Funds Insurance Series

Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. As of June 30, 2016, Mortgage Fund, U.S. Government/AAA-Rated Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund held futures contracts.

American Funds Insurance Series

The following tables present the financial statement impacts resulting from the funds’ use of forward currency contracts, interest rate swaps, credit default swaps and/or futures contracts as of June 30, 2016 (dollars in thousands):

			Global Growth Fund	Global Small Capitalization Fund	International Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$4,683	$4,735
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Interest	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$—	$4,683	$4,735

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$322	$295	$4,488
Forward currency	Currency	Payables for closed forward currency contracts	38	60	233
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$360	$355	$4,721

Net realized (loss) gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized (loss) gain on forward currency contracts	$(3,311)	$1,707	$(4,878)
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Interest	Net realized gain on futures contracts	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
			$(3,311)	$1,707	$(4,878)

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation (depreciation) on forward currency contracts	$268	$3,887	$(170)
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$268	$3,887	$(170)

American Funds Insurance Series

			New World Fund	Global Growth and Income Fund	Growth- Income Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$61	$648	$1,784
Forward currency	Currency	Receivables for closed forward currency contracts	3	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Interest	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$64	$648	$1,784

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$136	$25	$—
Forward currency	Currency	Payables for closed forward currency contracts	38	33	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$174	$58	$—

Net realized (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized loss on forward currency contracts	$(338)	$(656)	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Interest	Net realized gain on futures contracts	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
			$(338)	$(656)	$—

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized (depreciation) appreciation on forward currency contracts	$(104)	$565	$1,784
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$(104)	$565	$1,784

See end of tables for footnote.

American Funds Insurance Series

			International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—	$506
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	42
Interest rate swaps	Interest	Net unrealized appreciation*	—	7,664	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Interest	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$—	$7,664	$548

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$221	$—	$144
Forward currency	Currency	Payables for closed forward currency contracts	—	—	86
Interest rate swaps	Interest	Net unrealized depreciation*	—	16,574	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$221	$16,574	$230

Net realized gain (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—	$282
Interest rate swaps	Interest	Net realized loss on interest rate swaps	—	(1,972)	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Interest	Net realized gain on futures contracts	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
			$—	$(1,972)	$282

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized (depreciation) appreciation on forward currency contracts	$(221)	$—	$298
Interest rate swaps	Interest	Net unrealized depreciation on interest rate swaps	—	(4,158)	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$(221)	$(4,158)	$298

American Funds Insurance Series

			Bond Fund	Global Bond Fund	High- Income Bond Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$3,408	$8,386	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	1,986	—
Interest rate swaps	Interest	Net unrealized appreciation*	34,915	1,239	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	179
Futures contracts	Interest	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$38,323	$11,611	$179

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$4,224	$3,458	$—
Forward currency	Currency	Payables for closed forward currency contracts	274	2,920	—
Interest rate swaps	Interest	Net unrealized depreciation*	57,023	8,541	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$61,521	$14,919	$—

Net realized (loss) gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized (loss) gain on forward currency contracts	$(27,272)	$12,814	$21
Interest rate swaps	Interest	Net realized gain (loss) on interest rate swaps	6,950	(1,761)	(969)
Credit default swaps	Credit	Net realized loss on credit default swaps	—	—	(1,183)
Futures contracts	Interest	Net realized gain on futures contracts	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
			$(20,322)	$11,053	$(2,131)

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation (depreciation) on forward currency contracts	$216	$2,262	$(38)
Interest rate swaps	Interest	Net unrealized (depreciation) appreciation on interest rate swaps	(23,945)	(7,367)	274
Credit default swaps	Credit	Net unrealized depreciation on credit default swaps	—	—	(527)
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$(23,729)	$(5,105)	$(291)

See end of tables for footnote.

American Funds Insurance Series

			Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	3,940	45,400	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Interest	Net unrealized appreciation*	1,794	20,177	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	79
			$5,734	$65,577	$79

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	8,924	100,025	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	518	2,329	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	1,535
Futures contracts	Currency	Net unrealized depreciation*	—	—	2
			$9,442	$102,354	$1,537

Net realized gain (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	2,523	8,053	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Interest	Net realized gain on futures contracts	1,073	4,258	—
Futures contracts	Equity	Net realized loss on futures contracts	—	—	(4,735)
Futures contracts	Currency	Net realized loss on futures contracts	—	—	(76)
			$3,596	$12,311	$(4,811)

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net unrealized depreciation on interest rate swaps	(6,139)	(55,853)	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	1,276	17,848	—
Futures contracts	Equity	Net unrealized depreciation on futures contracts	—	—	(1,472)
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	57
			$(4,863)	$(38,005)	$(1,415)

American Funds Insurance Series

			Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Interest	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	103	—	—
Futures contracts	Currency	Net unrealized appreciation*	721	23	23
			$824	$23	$23

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	1,323	1,712	1,474
Futures contracts	Currency	Net unrealized depreciation*	170	—	—
			$1,493	$1,712	$1,474

Net realized (loss) gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Interest	Net realized gain on futures contracts	—	—	—
Futures contracts	Equity	Net realized loss on futures contracts	(1,211)	(3,237)	(2,538)
Futures contracts	Currency	Net realized (loss) gain on futures contracts	(992)	14	(40)
			$(2,203)	$(3,223)	$(2,578)

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Equity	Net unrealized depreciation on futures contracts	(998)	(1,619)	(1,323)
Futures contracts	Currency	Net unrealized appreciation (depreciation) on futures contracts	495	1	(2)
			$(503)	$(1,618)	$(1,325)

See end of tables for footnote.

American Funds Insurance Series

Managed Risk Asset Allocation Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—
Interest rate swaps	Interest	Net unrealized appreciation*	—
Credit default swaps	Credit	Net unrealized appreciation*	—
Futures contracts	Interest	Net unrealized appreciation*	—
Futures contracts	Equity	Net unrealized appreciation*	—
Futures contracts	Currency	Net unrealized appreciation*	35
$35

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—
Forward currency	Currency	Payables for closed forward currency contracts	—
Interest rate swaps	Interest	Net unrealized depreciation*	—
Credit default swaps	Credit	Net unrealized depreciation*	—
Futures contracts	Interest	Net unrealized depreciation*	—
Futures contracts	Equity	Net unrealized depreciation*	2,200
Futures contracts	Currency	Net unrealized depreciation*	—
$2,200

Net realized loss	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—
Futures contracts	Interest	Net realized gain on futures contracts	—
Futures contracts	Equity	Net realized loss on futures contracts	(27,934)
Futures contracts	Currency	Net realized loss on futures contracts	(310)
$(28,244)

Net unrealized depreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—
Futures contracts	Equity	Net unrealized depreciation on futures contracts	(626)
Futures contracts	Currency	Net unrealized depreciation on futures contracts	(13)
$(639)

*Includes cumulative appreciation/depreciation on interest rate swaps, credit default swaps and/or futures contracts as reported in the applicable table(s) following each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.

American Funds Insurance Series

Collateral — Funds that invest in forward currency contracts, interest rate swaps, credit default swaps, futures contracts and/or future delivery contracts participate in a collateral program. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps, credit default swaps and futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2016 if close-out netting was exercised (dollars in thousands):

Global Growth Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Liabilities:
Bank of America, N.A.	$360	$—	$(287)	$—	$73

Global Small Capitalization Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Barclays Bank PLC	$161	$(134)	$—	$—	$27
Citibank	1,327	—	(1,327)	—	—
HSBC Bank	2,861	(69)	(2,689)	—	103
JPMorgan Chase	182	—	(182)	—	—
UBS AG	152	(152)	—	—	—
Total	$4,683	$(355)	$(4,198)	$—	$130
Liabilities:
Barclays Bank PLC	$134	$(134)	$—	$—	$—
HSBC Bank	69	(69)	—	—	—
UBS AG	152	(152)	—	—	—
Total	$355	$(355)	$—	$—	$—

See end of tables for footnote.

American Funds Insurance Series

International Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Barclays Bank PLC	$282	$(282)	$—	$—	$—
HSBC Bank	352	(78)	(274)	—	—
JPMorgan Chase	292	(40)	(252)	—	—
UBS AG	3,809	(91)	(3,636)	—	82
Total	$4,735	$(491)	$(4,162)	$—	$82
Liabilities:
Bank of America, N.A.	$960	$—	$(581)	$—	$379
Barclays Bank PLC	3,516	(282)	(3,123)	—	111
Citibank	36	—	—	—	36
HSBC Bank	78	(78)	—	—	—
JPMorgan Chase	40	(40)	—	—	—
UBS AG	91	(91)	—	—	—
Total	$4,721	$(491)	$(3,704)	$—	$526

New World Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Citibank	$3	$(3)	$—	$—	$—
HSBC Bank	23	—	—	—	23
JPMorgan Chase	38	(38)	—	—	—
Total	$64	$(41)	$—	$—	$23
Liabilities:
Bank of America, N.A.	$73	$—	$—	$—	$73
Citibank	36	(3)	—	—	33
JPMorgan Chase	43	(38)	—	—	5
UBS AG	22	—	—	—	22
Total	$174	$(41)	$—	$—	$133

Global Growth and Income Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$498	$(33)	$(465)	$—	$—
Citibank	150	—	—	—	150
Total	$648	$(33)	$(465)	$—	$150
Liabilities:
Bank of America, N.A.	$33	$(33)	$—	$—	$—
HSBC Bank	25	—	—	—	25
Total	$58	$(33)	$—	$—	$25

American Funds Insurance Series

Growth-Income Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Barclays Bank PLC	$449	$—	$(336)	$—	$113
HSBC Bank	444	—	(331)	—	113
JPMorgan Chase	447	—	—	—	447
UBS AG	444	—	(321)	—	123
Total	$1,784	$—	$(988)	$—	$796

International Growth and Income Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Liabilities:
Bank of America, N.A.	$221	$—	$—	$—	$221

Global Balanced Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Barclays Bank PLC	$122	$(8)	$—	$—	$114
Citibank	69	(30)	—	—	39
HSBC Bank	213	(26)	—	—	187
JPMorgan Chase	56	(56)	—	—	—
UBS AG	88	(30)	—	—	58
Total	$548	$(150)	$—	$—	$398
Liabilities:
Bank of America, N.A.	$32	$—	$—	$—	$32
Bank of New York Mellon	6	—	—	—	6
Barclays Bank PLC	8	(8)	—	—	—
Citibank	30	(30)	—	—	—
HSBC Bank	26	(26)	—	—	—
JPMorgan Chase	98	(56)	—	—	42
UBS AG	30	(30)	—	—	—
Total	$230	$(150)	$—	$—	$80

See end of tables for footnote.

American Funds Insurance Series

Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$624	$(624)	$—	$—	$—
Barclays Bank PLC	71	(1)	—	—	70
Citibank	1,086	—	(580)	—	506
HSBC Bank	1,096	—	(718)	—	378
UBS AG	531	(531)	—	—	—
Total	$3,408	$(1,156)	$(1,298)	$—	$954
Liabilities:
Bank of America, N.A.	$3,420	$(624)	$(2,617)	$—	$179
Barclays Bank PLC	1	(1)	—	—	—
JPMorgan Chase	296	—	—	—	296
UBS AG	781	(531)	(250)	—	—
Total	$4,498	$(1,156)	$(2,867)	$—	$475

Global Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$491	$(490)	$—	$—	$1
Barclays Bank PLC	1,189	(1,088)	(101)	—	—
Citibank	1,478	(1,011)	(467)	—	—
HSBC Bank	4,369	(1,237)	(3,132)	—	—
JPMorgan Chase	1,195	(1,195)	—	—	—
UBS AG	1,651	(625)	(1,026)	—	—
Total	$10,373	$5,646	$(4,726)	$—	$1
Liabilities:
Bank of America, N.A.	$490	$(490)	$—	$—	$—
Barclays Bank PLC	1,088	(1,088)	—	—	—
Citibank	1,011	(1,011)	—	—	—
HSBC Bank	1,237	(1,237)	—	—	—
JPMorgan Chase	1,929	(1,195)	(734)	—	—
UBS AG	625	(625)	—	—	—
Total	$6,380	$(5,646)	$(734)	$—	$—

*Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2016, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

American Funds Insurance Series

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2012. Managed Risk Asset Allocation Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by U.S. federal tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by U.S. federal tax authorities for tax years before 2014, the year the fund commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2011. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by state tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by state tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by state tax authorities for tax years before 2014, the year the fund commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund and Global Growth and Income Fund for tax years before 2009; Growth Fund and Growth-Income Fund for tax years before 2010; International Growth and Income Fund and Global Balanced Fund for tax years before 2011; and Asset Allocation Fund, Bond Fund and Global Bond Fund for tax years before 2015. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of recent rulings from European courts, some of the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; non-U.S. taxes on capital gains; paydowns on fixed-income securities; net capital losses; net operating losses; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables in this section, some of the funds had capital loss carryforwards available at December 31, 2015. These will be used to offset any capital gains realized by the funds in the current year or in subsequent years through the expiration dates. Funds with capital loss carryforwards will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

American Funds Insurance Series

Additional tax basis disclosures are as follows (dollars in thousands):

		Global Small				Blue Chip
	Global	Capitalization		International	New World	Income and
	Growth Fund	Fund	Growth Fund	Fund	Fund	Growth Fund
As of December 31, 2015:
Undistributed ordinary income	$32,894	$11,421	$41,300	$11,250	$2,125	$89,456
Undistributed long-term capital gain	425,513	714,068	1,900,761	637,417	—	533,399
Capital loss carryforward:
No expiration	—	—	—	—	(72,641)	—
As of June 30, 2016:
Gross unrealized appreciation on investment securities	1,193,441	671,515	6,231,767	883,993	385,792	1,616,292
Gross unrealized depreciation on investment securities	(191,219)	(603,637)	(754,995)	(699,526)	(227,453)	(189,251)
Net unrealized appreciation (depreciation) on investment securities	1,002,222	67,878	5,476,772	184,467	158,339	1,427,041
Cost of investment securities	4,208,124	3,768,420	15,631,704	7,181,766	2,615,147	6,172,675

	Global		International	Capital	Asset	Global
	Growth and	Growth-	Growth and	Income	Allocation	Balanced
	Income Fund	Income Fund	Income Fund	Builder	Fund	Fund
As of December 31, 2015:
Undistributed ordinary income	$5,232	$199,886	$2,684	$21	$58,950	$—
Late year ordinary loss deferral*	—	—	—	—	—	(355)
Undistributed long-term capital gain	—	2,563,501	4,647	—	463,050	—
Post-October capital loss deferral*	(12,225)	—	—	—	—	(855)
Capital loss carryforward:
No expiration	—	—	—	(1,684)	—	—
Expiring 2017	(17,429)	—	—	—	—	—
Expiring 2018	(297)	—	—	—	—	—
	(17,726)	—	—	(1,684)	—	—

As of June 30, 2016:
Gross unrealized appreciation on investment securities	283,796	5,917,391	73,779	20,434	3,402,237	30,109
Gross unrealized depreciation on investment securities	(77,167)	(1,272,453)	(115,027)	(14,211)	(462,344)	(8,605)
Net unrealized appreciation (depreciation) on investment securities	206,629	4,644,938	(41,248)	6,223	2,939,893	21,504
Cost of investment securities	1,658,948	19,796,990	1,140,879	338,691	16,802,169	220,919

American Funds Insurance Series

						U.S.
						Government/
						AAA-Rated
		Global Bond	High-Income	Mortgage	Ultra-Short	Securities
	Bond Fund	Fund	Bond Fund	Fund	Bond Fund	Fund
As of December 31, 2015:
Undistributed ordinary income	$74,947	$—	$20,431	$4,155	$—	$51,560
Late year ordinary loss deferral*	—	(7,647)	—	—	—	—
Undistributed long-term capital gain	18,561	1,747	—	185	—	17,063
Post-October capital loss deferral*	—	(655)	—	—	—	—
Capital loss carryforward:
No expiration	—	—	(97,754)	—	—	—
Expiring 2017	—	—	(45,026)	—	—	—
	—	—	(142,780)	—	—	—

As of June 30, 2016:
Gross unrealized appreciation on investment securities	344,534	98,964	32,698	6,584	28	75,418
Gross unrealized depreciation on investment securities	(49,639)	(68,598)	(147,966)	(232)	(1)	(528)
Net unrealized appreciation (depreciation) on investment securities	294,895	30,366	(115,268)	6,352	27	74,890
Cost of investment securities	11,430,617	2,406,565	1,821,422	385,494	360,142	2,996,501

			Managed
		Managed	Risk Blue	Managed	Managed
	Managed	Risk	Chip	Risk	Risk Asset
	Risk Growth	International	Income and	Growth-	Allocation
	Fund	Fund	Growth Fund	Income Fund	Fund
As of December 31, 2015:
Undistributed ordinary income	$328	$839	$2,223	$1,328	$34,133
Undistributed long-term capital gain	14,998	2,179	5,911	8,464	93,485
As of June 30, 2016:
Gross unrealized appreciation on investment securities	—	—	—	—	—
Gross unrealized depreciation on investment securities	(25,699)	(18,829)	(14,464)	(22,879)	(81,939)
Net unrealized appreciation (depreciation) on investment securities	(25,699)	(18,829)	(14,464)	(22,879)	(81,939)
Cost of investment securities	192,747	104,647	201,815	157,957	3,160,306

*These deferrals are considered incurred in the subsequent year.

The tax character of distributions paid to shareholders of each fund was as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$10,322	$126,735	$137,057	$34,454	$137,198	$171,652
Class 2	22,076	291,772	313,848	74,382	349,551	423,933
Class 4	510	7,147	7,657	1,272	4,175	5,447
Total	$32,908	$425,654	$458,562	$110,108	$490,924	$601,032

American Funds Insurance Series

Global Small Capitalization Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
			Total
			dividends and			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$4,976	$273,687	$278,663	$14,631	$107,277	$121,908
Class 2	6,472	433,806	440,278	24,973	183,098	208,071
Class 4	100	6,715	6,815	189	1,383	1,572
Total	$11,548	$714,208	$725,756	$39,793	$291,758	$331,551

Growth Fund
	Six months ended June 30, 2016			Year ended December 31, 2015
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$15,245	$603,135	$618,380	$59,092	$1,460,328	$1,519,420
Class 2	25,371	1,244,603	1,269,974	88,259	3,114,763	3,203,022
Class 3	352	16,336	16,688	1,311	42,040	43,351
Class 4	600	36,779	37,379	2,709	9,375	12,084
Total	$41,568	$1,900,853	$1,942,421	$151,371	$4,626,506	$4,777,877

International Fund
	Six months ended June 30, 2016			Year ended December 31, 2015
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$6,133	$296,124	$302,257	$63,527	$196,800	$260,327
Class 2	5,192	334,251	339,443	64,651	245,172	309,823
Class 3	40	2,445	2,485	540	2,060	2,600
Class 4	58	4,665	4,723	657	2,035	2,692
Total	$11,423	$637,485	$648,908	$129,375	$446,067	$575,442

New World Fund
	Six months ended June 30, 2016			Year ended December 31, 2015
						Total
			Total			dividends and
	Ordinary	Long-term	dividends	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$1,608	$—	$1,608	$33,998	$63,241	$97,239
Class 2	491	—	491	20,466	43,910	64,376
Class 4	65	—	65	2,315	4,736	7,051
Total	$2,164	$—	$2,164	$56,779	$111,887	$168,666

American Funds Insurance Series

Blue Chip Income and Growth Fund

	Six months ended June 30, 2016					Year ended December 31, 2015
				Total					Total
				dividends and					dividends and
	Ordinary		Long-term	distributions		Ordinary		Long-term	distributions
Share class	income		capital gains	paid		income		capital gains	paid
Class 1	$49,881		$292,080	$341,961		$104,537		$336,268	$440,805
Class 2	38,963		236,696	275,659		88,048		328,339	416,387
Class 4	817		4,933	5,750		650		1,651	2,301
Total	$89,661		$533,709	$623,370		$193,235		$666,258	$859,493

Global Growth and Income Fund
	Six months ended June 30, 2016					Year ended December 31, 2015
				Total					Total
	Ordinary		Long-term	dividends		Ordinary		Long-term	dividends
Share class	income		capital gains	paid		income		capital gains	paid
Class 1	$1,361		$—	$1,361		$6,244		$—	$6,244
Class 2	3,873		—	3,873		30,016		—	30,016
Class 4	27		—	27		79		—	79
Total	$5,261		$—	$5,261		$36,339		$—	$36,339

Growth-Income Fund
	Six months ended June 30, 2016					Year ended December 31, 2015
				Total					Total
				dividends and					dividends and
	Ordinary		Long-term	distributions		Ordinary		Long-term	distributions
Share class	income		capital gains	paid		income		capital gains	paid
Class 1	$94,265		$1,172,061	$1,266,326		$211,212		$1,523,989	$1,735,201
Class 2	101,489		1,329,722	1,431,211		227,897		1,955,599	2,183,496
Class 3	1,258		16,262	17,520		2,968		24,839	27,807
Class 4	3,347		45,834	49,181		5,428		7,004	12,432
Total	$200,359		$2,563,879	$2,764,238		$447,505		$3,511,431	$3,958,936

International Growth and Income Fund

	Six months ended June 30, 2016					Year ended December 31, 2015
				Total					Total
				dividends and					dividends and
	Ordinary		Long-term	distributions		Ordinary		Long-term	distributions
Share class	income		capital gains	paid		income		capital gains	paid
Class 1	$2,107		$3,459	$5,566		$17,822		$15,393	$33,215
Class 2	540		1,080	1,620		5,743		5,535	11,278
Class 4	63		149	212		671		578	1,249
Total	$2,710		$4,688	$7,398		$24,236		$21,506	$45,742

Capital Income Builder
	Six months ended June 30, 2016					Year ended December 31, 2015
				Total					Total
	Ordinary		Long-term	dividends		Ordinary		Long-term	dividends
Share class	income		capital gains	paid		income		capital gains	paid
Class 1	$1,652		$—	$1,652		$1,286		$—	$1,286
Class 2	—	*	—	—	*	—	*	—	—	*
Class 4	2,592		—	2,592		3,002		—	3,002
Total	$4,244		$—	$4,244		$4,288		$—	$4,288

See end of tables for footnote.

American Funds Insurance Series

Asset Allocation Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$38,474	$280,306	$318,780	$310,613	$785,247	$1,095,860
Class 2	14,389	120,303	134,692	126,004	335,062	461,066
Class 3	106	859	965	927	2,404	3,331
Class 4	6,409	61,673	68,082	36,628	4,226	40,854
Total	$59,378	$463,141	$522,519	$474,172	$1,126,939	$1,601,111

Global Balanced Fund
	Six months ended June 30, 2016			Year ended December 31, 2015
						Total
			Total			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$—	$—	$—	$596	$605	$1,201
Class 2	—	—	—	1,802	2,359	4,161
Class 4	—	—	—	5	4	9
Total	$—	$—	$—	$2,403	$2,968	$5,371

Bond Fund
	Six months ended June 30, 2016			Year ended December 31, 2015
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$46,350	$11,305	$57,655	$195,551	$20,064	$215,615
Class 2	28,742	7,465	36,207	141,408	16,478	157,886
Class 4	569	150	719	1,556	156	1,712
Total	$75,661	$18,920	$94,581	$338,515	$36,698	$375,213

Global Bond Fund
	Six months ended June 30, 2016			Year ended December 31, 2015
						Total
			Total			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$1,163	$872	$2,035	$21,903	$12,052	$33,955
Class 2	1,230	923	2,153	23,532	13,266	36,798
Class 4	11	8	19	81	46	127
Total	$2,404	$1,803	$4,207	$45,516	$25,364	$70,880

High-Income Bond Fund
	Six months ended June 30, 2016			Year ended December 31, 2015
			Total			Total
	Ordinary	Long-term	dividends	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$11,106	$—	$11,106	$65,080	$—	$65,080
Class 2	9,108	—	9,108	48,382	—	48,382
Class 3	146	—	146	742	—	742
Class 4	128	—	128	83	—	83
Total	$20,488	$—	$20,488	$114,287	$—	$114,287

American Funds Insurance Series

Mortgage Fund
	Six months ended June 30, 2016			Year ended December 31, 2015
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$3,320	$152	$3,472	$7,999	$—	$7,999
Class 2	740	35	775	1,499	—	1,499
Class 4	115	6	121	168	—	168
Total	$4,175	$193	$4,368	$9,666	$—	$9,666

U.S. Government/AAA-Rated Securities Fund
	Six months ended June 30, 2016			Year ended December 31, 2015
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$24,402	$7,982	$32,384	$35,624	$1,712	$37,336
Class 2	25,935	8,728	34,663	35,376	1,904	37,280
Class 3	181	60	241	253	13	266
Class 4	1,091	371	1,462	821	26	847
Total	$51,609	$17,141	$68,750	$72,074	$3,655	$75,729

Managed Risk Growth Fund
	Six months ended June 30, 2016			Year ended December 31, 2015
			Total
			dividends and			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$3	$57	$60	$—	$—	$—
Class P2	328	14,955	15,283	—	—	—
Total	$331	$15,012	$15,343	$—	$—	$—

Managed Risk International Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
			Total
			dividends and			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$2	$4	$6	$ —*	$—	$ —*
Class P2	841	2,181	3,022	14	—	14
Total	$843	$2,185	$3,028	$14	$—	$14

Managed Risk Blue Chip Income and Growth Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
			Total
			dividends and			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$3	$9	$12	$1	$—	$1
Class P2	2,234	5,915	8,149	529	—	529
Total	$2,237	$5,924	$8,161	$530	$—	$530

See end of tables for footnote.

American Funds Insurance Series

Managed Risk Growth-Income Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
			Total
			dividends and			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$11	$64	$75	$3	$—	$3
Class P2	1,320	8,401	9,721	64	—	64
Total	$1,331	$8,465	$9,796	$67	$—	$67

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$11,051	$29,417	$40,468	$9,630	$8,843	$18,473
Class P2	23,237	64,161	87,398	28,454	39,547	68,001
Total	$34,288	$93,578	$127,866	$38,084	$48,390	$86,474

*Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. Effective January 1, 2016, CRMC reduced the investment advisory services fee from an annual rate of 0.250% of average daily net assets to 0.150% of average daily net assets for the managed risk funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — The series’ board of trustees approved an amended agreement for Asset Allocation Fund effective February 1, 2016, decreasing the annual rate on average daily net assets in excess of $21 billion to 0.240%. CRMC is waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the six months ended June 30, 2016, total investment advisory services fees waived by CRMC were $833,000.

American Funds Insurance Series

The range of rates and asset levels, and the current annualized rates of average net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

	Rates		Net asset level (in billions)		For the period ended June 30,	For the period ended June 30,
Fund	Beginning with	Ending with	Up to	In excess of	2016, before waiver	2016, after waiver
Global Growth Fund	0.690%	0.460%	$0.6	$5.0	0.528%	0.528%
Global Small Capitalization Fund	0.800	0.635	0.6	5.0	0.700	0.700
Growth Fund	0.500	0.280	0.6	34.0	0.331	0.331
International Fund	0.690	0.430	0.5	21.0	0.503	0.503
New World Fund	0.850	0.620	0.5	2.5	0.725	0.725
Blue Chip Income and Growth Fund	0.500	0.360	0.6	6.5	0.397	0.397
Global Growth and Income Fund	0.690	0.480	0.6	3.0	0.604	0.604
Growth-Income Fund	0.500	0.219	0.6	34.0	0.270	0.270
International Growth and Income Fund	0.690	0.530	0.5	1.0	0.640	0.640
Capital Income Builder Fund	0.500		all		0.500	0.500
Asset Allocation Fund	0.500	0.240	0.6	21.0	0.275	0.275
Global Balanced Fund	0.660	0.510	0.5	1.0	0.660	0.660
Bond Fund	0.480	0.330	0.6	8.0	0.364	0.364
Global Bond Fund	0.570	0.450	1.0	3.0	0.531	0.531
High-Income Bond Fund	0.500	0.420	0.6	2.0	0.465	0.465
Mortgage Fund	0.420	0.290	0.6	3.0	0.420	0.420
Ultra-Short Bond Fund	0.320	0.270	1.0	2.0	0.320	0.320
U.S. Government/AAA-Rated Securities Fund	0.420	0.290	0.6	3.0	0.338	0.338
Managed Risk Growth Fund	0.150		all		0.150	0.100
Managed Risk International Fund	0.150		all		0.150	0.100
Managed Risk Blue Chip Income and Growth Fund	0.150		all		0.150	0.100
Managed Risk Growth-Income Fund	0.150		all		0.150	0.100
Managed Risk Asset Allocation Fund	0.150		all		0.150	0.100

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 2	0.25%	0.25%
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC to provide administrative services to all of the funds’ share classes. The services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, each share class of each fund, except the managed risk funds, pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. For the

American Funds Insurance Series

managed risk funds, CRMC receives administrative services fees of 0.01% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Reimbursement of fees and expenses — CRMC is currently reimbursing a portion of other expenses for each of the managed risk funds so that each fund’s expenses do not exceed 0.28% of its respective average daily net assets. Other expenses exclude investment advisory services and distribution services fees. For the six months ended June 30, 2016, total expenses reimbursed by CRMC were $289,000.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$76
Class 2	4,392	—	176
Class 4	105	106	4
Total class-specific expenses	$4,497	$106	$256

Global Small Capitalization Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$78
Class 2	2,884	—	115
Class 4	42	42	2
Total class-specific expenses	$2,926	$42	$195

Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$324
Class 2	16,807	—	672
Class 3	160	—	9
Class 4	477	477	19
Total class-specific expenses	$17,444	$477	$1,024

International Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$166
Class 2	4,722	—	189
Class 3	26	—	2
Class 4	60	61	2
Total class-specific expenses	$4,808	$61	$359
New World Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$76
Class 2	1,134	—	45
Class 4	227	227	9
Total class-specific expenses	$1,361	$227	$130

Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$189
Class 2	3,991	—	160
Class 4	62	62	2
Total class-specific expenses	$4,053	$62	$351

Global Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$18
Class 2	1,756	—	70
Class 4	8	8	1
Total class-specific expenses	$1,764	$8	$89

Growth-Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$533
Class 2	15,382	—	615
Class 3	137	—	8
Class 4	509	509	20
Total class-specific expenses	$16,028	$509	$1,176

American Funds Insurance Series

International Growth and Income Fund

			Insurance
	Distribution		administrative	Administrative
Share class	services		services	services
Class 1	$—		$—	$36
Class 2	307		—	12
Class 4	41		41	2
Total class-specific expenses	$348		$41	$50

Capital Income Builder

			Insurance
	Distribution		administrative	Administrative
Share class	services		services	services
Class 1	$—		$—	$5
Class 2	—	*	—	—
Class 4	225		225	9
Total class-specific expenses	$225		$225	$14

Asset Allocation Fund

			Insurance
	Distribution		administrative	Administrative
Share class	services		services	services
Class 1	$—		$—	$554
Class 2	6,081		—	243
Class 3	32		—	2
Class 4	3,026		3,026	121
Total class-specific expenses	$9,139		$3,026	$920

Global Balanced Fund

			Insurance
	Distribution		administrative	Administrative
Share class	services		services	services
Class 1	$—		$—	$3
Class 2	212		—	8
Class 4	3		3	—	*
Total class-specific expenses	$215		$3	$11

Bond Fund

			Insurance
	Distribution		administrative	Administrative
Share class	services		services	services
Class 1	$—		$—	$295
Class 2	5,108		—	204
Class 4	91		90	4
Total class-specific expenses	$5,199		$90	$503
Global Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$54
Class 2	1,485	—	59
Class 4	10	10	1
Total class-specific expenses	$1,495	$10	$114

High-Income Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$47
Class 2	954	—	38
Class 3	11	—	1
Class 4	7	8	—	*
Total class-specific expenses	$972	$8	$86

Mortgage Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$13
Class 2	80	—	3
Class 4	15	16	1
Total class-specific expenses	$95	$16	$17

Ultra-Short Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$2
Class 2	385	—	15
Class 3	5	—	—	*
Class 4	16	16	1
Total class-specific expenses	$406	$16	$18

U.S. Government/AAA-Rated Securities Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$71
Class 2	1,943	—	78
Class 3	10	—	—	*
Class 4	81	81	3
Total class-specific expenses	$2,034	$81	$152

See end of tables for footnote.

American Funds Insurance Series

Managed Risk Growth Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	190	190
Total class-specific expenses	$190	$190

Managed Risk International Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	107	107
Total class-specific expenses	$107	$107

Managed Risk Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	199	199
Total class-specific expenses	$199	$199

*  Amount less than one thousand.

Managed Risk Growth-Income Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$1
Class P2	158	158
Total class-specific expenses	$158	$159

Managed Risk Asset Allocation Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$1,037
Class P2	2,474	2,474
Total class-specific expenses	$2,474	$3,511

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$22		$1		$23
Global Small Capitalization Fund	16		1		17
Growth Fund	87		3		90
International Fund	30		1		31
New World Fund	11		1		12
Blue Chip Income and Growth Fund	29		1		30
Global Growth and Income Fund	7		—	*	7
Growth-Income Fund	99		3		102
International Growth and Income Fund	4		—	*	4
Capital Income Builder	1		—	*	1
Asset Allocation Fund	76		3		79
Global Balanced Fund	1		—	*	1
Bond Fund	41		1		42
Global Bond Fund	9		—	*	9
High-Income Bond Fund	7		—	*	7
Mortgage Fund	1		—	*	1
Ultra-Short Bond Fund	1		—	*	1
U.S. Government/AAA-Rated Securities Fund	13		—	*	13
Managed Risk Growth Fund	1		—	*	1
Managed Risk International Fund	—	*	—	*	—	*
Managed Risk Blue Chip Income and Growth Fund	1		—	*	1
Managed Risk Growth-Income Fund	1		—	*	1
Managed Risk Asset Allocation Fund	11		—	*	11

*Amount less than one thousand.

American Funds Insurance Series

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2016, such purchase and sale transactions occurred between Global Growth Fund and related funds in the amounts of $652,454,000 and $819,688,000, respectively.

8. Committed line of credit

Global Small Capitalization Fund and High-Income Bond Fund participate with other funds managed by CRMC in a $500 million credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. During the period, neither fund borrowed on this line of credit.

American Funds Insurance Series

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$108,950	4,449	$137,056	5,951	$(117,777)	(4,763)	$128,229	5,637
Class 2	54,049	2,228	313,848	13,753	(198,489)	(8,096)	169,408	7,885
Class 4	17,945	740	7,657	336	(17,169)	(708)	8,433	368
Total net increase (decrease)	$180,944	7,417	$458,561	20,040	$(333,435)	(13,567)	$306,070	13,890

Year ended December 31, 2015
Class 1	$242,608	8,797	$171,652	6,332	$(284,375)	(10,186)	$129,885	4,943
Class 2	63,278	2,321	423,933	15,756	(513,101)	(18,595)	(25,890)	(518)
Class 4	80,540	2,928	5,447	203	(10,490)	(389)	75,497	2,742
Total net increase (decrease)	$386,426	14,046	$601,032	22,291	$(807,966)	(29,170)	$179,492	7,167

Global Small Capitalization Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$87,982	4,003	$278,663	14,598	$(227,864)	(9,895)	$138,781	8,706
Class 2	35,976	1,678	440,277	23,696	(116,372)	(5,219)	359,881	20,155
Class 4	8,676	397	6,815	364	(4,501)	(211)	10,990	550
Total net increase (decrease)	$132,634	6,078	$725,755	38,658	$(348,737)	(15,325)	$509,652	29,411

Year ended December 31, 2015
Class 1	$513,999	19,169	$121,908	4,341	$(211,242)	(7,700)	$424,665	15,810
Class 2	80,928	3,206	208,071	7,558	(354,071)	(13,220)	(65,072)	(2,456)
Class 4	29,896	1,122	1,572	57	(6,551)	(252)	24,917	927
Total net increase (decrease)	$624,823	23,497	$331,551	11,956	$(571,864)	(21,172)	$384,510	14,281

Growth Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$254,509	3,981	$616,334	9,912	$(373,808)	(5,719)	$497,035	8,174
Class 2	97,736	1,528	1,269,974	20,550	(835,655)	(12,899)	532,055	9,179
Class 3	1,102	18	16,688	267	(12,803)	(199)	4,987	86
Class 4	36,211	570	37,379	609	(24,379)	(383)	49,211	796
Total net increase (decrease)	$389,558	6,097	$1,940,375	31,338	$(1,246,645)	(19,200)	$1,083,288	18,235

Year ended December 31, 2015
Class 1	$545,748	7,598	$1,516,077	22,116	$(1,366,376)	(18,624)	$695,449	11,090
Class 2	178,141	2,443	3,203,022	46,982	(2,197,881)	(29,528)	1,183,282	19,897
Class 3	783	11	43,350	629	(28,825)	(389)	15,308	251
Class 4	382,752	5,567	12,085	178	(12,814)	(184)	382,023	5,561
Total net increase (decrease)	$1,107,424	15,619	$4,774,534	69,905	$(3,605,896)	(48,725)	$2,276,062	36,799

American Funds Insurance Series

International Fund

	Sales*			Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$199,830	11,732		$302,258	19,034	$(158,313)	(9,159)	$343,775	21,607
Class 2	119,738	7,078		339,443	21,470	(199,625)	(11,558)	259,556	16,990
Class 3	3	—	†	2,485	156	(3,014)	(176)	(526)	(20)
Class 4	13,143	778		4,722	301	(3,984)	(236)	13,881	843
Total net increase (decrease)	$332,714	19,588		$648,908	40,961	$(364,936)	(21,129)	$616,686	39,420

Year ended December 31, 2015
Class 1	$613,096	30,399		$260,327	13,102	$(308,218)	(15,161)	$565,205	28,340
Class 2	243,300	12,263		309,824	15,584	(460,836)	(22,675)	92,288	5,172
Class 3	591	29		2,600	130	(5,955)	(292)	(2,764)	(133)
Class 4	37,705	1,848		2,691	136	(6,576)	(332)	33,820	1,652
Total net increase (decrease)	$894,692	44,539		$575,442	28,952	$(781,585)	(38,460)	$688,549	35,031

New World Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$152,463	8,122	$1,608	86	$(115,199)	(6,216)	$38,872	1,992
Class 2	19,890	1,097	491	27	(65,609)	(3,593)	(45,228)	(2,469)
Class 4	38,035	2,083	65	3	(5,680)	(315)	32,420	1,771
Total net increase (decrease)	$210,388	11,302	$2,164	116	$(186,488)	(10,124)	$26,064	1,294

Year ended December 31, 2015
Class 1	$250,385	12,453	$97,239	4,794	$(74,017)	(3,664)	$273,607	13,583
Class 2	52,944	2,691	64,376	3,193	(146,327)	(7,294)	(29,007)	(1,410)
Class 4	120,968	6,065	7,051	351	(7,843)	(403)	120,176	6,013
Total net increase (decrease)	$424,297	21,209	$168,666	8,338	$(228,187)	(11,361)	$364,776	18,186

Blue Chip Income and Growth Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$338,238	25,928	$338,947	27,224	$(130,120)	(10,125)	$547,065	43,027
Class 2	19,292	1,498	275,658	22,375	(220,625)	(17,292)	74,325	6,581
Class 4	44,683	3,463	5,751	467	(7,663)	(599)	42,771	3,331
Total net increase (decrease)	$402,213	30,889	$620,356	50,066	$(358,408)	(28,016)	$664,161	52,939

Year ended December 31, 2015
Class 1	$452,522	32,801	$437,325	32,701	$(252,335)	(18,381)	$637,512	47,121
Class 2	32,390	2,382	416,386	31,379	(427,875)	(31,163)	20,901	2,598
Class 4	28,833	2,128	2,302	174	(5,348)	(390)	25,787	1,912
Total net increase (decrease)	$513,745	37,311	$856,013	64,254	$(685,558)	(49,934)	$684,200	51,631

See end of tables for footnotes.

American Funds Insurance Series

Global Growth and Income Fund

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$145,461	12,035	$1,285	105	$(20,097)	(1,645)	$126,649	10,495
Class 2	13,812	1,143	3,873	316	(92,043)	(7,601)	(74,358)	(6,142)
Class 4	6,313	522	27	2	(1,399)	(116)	4,941	408
Total net increase (decrease)	$165,586	13,700	$5,185	423	$(113,539)	(9,362)	$57,232	4,761

Year ended December 31, 2015
Class 1	$123,370	9,539	$5,769	464	$(24,549)	(1,895)	$104,590	8,108
Class 2	31,965	2,464	30,016	2,406	(222,457)	(17,093)	(160,476)	(12,223)
Class 4	7,444	579	79	6	(4,032)	(318)	3,491	267
Total net increase (decrease)	$162,779	12,582	$35,864	2,876	$(251,038)	(19,306)	$(52,395)	(3,848)

Growth-Income Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$581,154	13,271	$1,261,227	30,590	$(378,230)	(8,506)	$1,464,151	35,355
Class 2	65,168	1,492	1,431,211	35,053	(722,682)	(16,413)	773,697	20,132
Class 3	918	21	17,520	425	(11,546)	(262)	6,892	184
Class 4	32,935	762	49,181	1,212	(18,045)	(414)	64,071	1,560
Total net increase (decrease)	$680,175	15,546	$2,759,139	67,280	$(1,130,503)	(25,595)	$2,308,811	57,231

Year ended December 31, 2015
Class 1	$1,314,853	26,814	$1,729,526	36,549	$(1,566,420)	(31,547)	$1,477,959	31,816
Class 2	145,682	2,979	2,183,497	46,507	(1,808,597)	(36,727)	520,582	12,759
Class 3	517	9	27,807	587	(26,339)	(533)	1,985	63
Class 4	400,638	8,616	12,432	270	(15,657)	(325)	397,413	8,561
Total net increase (decrease)	$1,861,690	38,418	$3,953,262	83,913	$(3,417,013)	(69,132)	$2,397,939	53,199

International Growth and Income Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$93,560	6,382	$5,566	387	$(1,727)	(119)	$97,399	6,650
Class 2	7,324	513	1,620	113	(12,156)	(837)	(3,212)	(211)
Class 4	4,095	283	212	14	(2,248)	(155)	2,059	142
Total net increase (decrease)	$104,979	7,178	$7,398	514	$(16,131)	(1,111)	$96,246	6,581

Year ended December 31, 2015
Class 1	$15,184	932	$33,215	2,124	$(9,326)	(556)	$39,073	2,500
Class 2	42,188	2,495	11,279	722	(19,855)	(1,216)	33,612	2,001
Class 4	17,667	1,083	1,248	81	(3,033)	(190)	15,882	974
Total net increase (decrease)	$75,039	4,510	$45,742	2,927	$(32,214)	(1,962)	$88,567	5,475

American Funds Insurance Series

Capital Income Builder

	Sales*			Reinvestments of dividends				Repurchases*		Net increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount		Shares
Six months ended June 30, 2016
Class 1	$45,611	4,816		$1,652		173		$(7,275)	(786)	$39,988		4,203
Class 2	2	—	†	—	†	—	†	— †	— †	2		—	†
Class 4	58,358	6,148		2,592		272		(5,311)	(564)	55,639		5,856
Total net increase (decrease)	$103,971	10,964		$4,244		445		$(12,586)	(1,350)	$95,629		10,059

Year ended December 31, 2015
Class 1	$61,778	6,412		$1,286		136		$(1,229)	(132)	$61,835		6,416
Class 2	—	—		—	†	—	†	—	—	—	†	—	†
Class 4	111,713	11,396		3,002		315		(5,308)	(549)	109,407		11,162
Total net increase (decrease)	$173,491	17,808		$4,288		451		$(6,537)	(681)	$171,242		17,578

Asset Allocation Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$646,741	31,583	$318,780	15,334	$(200,241)	(9,770)	$765,280	37,147
Class 2	66,976	3,286	134,692	6,539	(265,129)	(13,069)	(63,461)	(3,244)
Class 3	570	27	965	46	(2,051)	(100)	(516)	(27)
Class 4	114,246	5,626	68,082	3,316	(54,172)	(2,716)	128,156	6,226
Total net increase (decrease)	$828,533	40,522	$522,519	25,235	$(521,593)	(25,655)	$829,459	40,102

Year ended December 31, 2015
Class 1	$1,535,220	71,399	$1,095,859	52,092	$(2,848,179)	(133,856)	$(217,100)	(10,365)
Class 2	124,804	5,833	461,066	22,110	(682,572)	(32,022)	(96,702)	(4,079)
Class 3	856	40	3,331	159	(4,803)	(223)	(616)	(24)
Class 4	2,429,290	115,496	40,855	1,991	(12,761)	(607)	2,457,384	116,880
Total net increase (decrease)	$4,090,170	192,768	$1,601,111	76,352	$(3,548,315)	(166,708)	$2,142,966	102,412

Global Balanced Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$11,434	1,066	$—	—	$(960)	(88)	$10,474	978
Class 2	9,821	904	—	—	(8,905)	(836)	916	68
Class 4	4,168	390	—	—	(211)	(20)	3,957	370
Total net increase (decrease)	$25,423	2,360	$—	—	$(10,076)	(944)	$15,347	1,416

Year ended December 31, 2015
Class 1	$16,784	1,513	$1,201	111	$(5,668)	(512)	$12,317	1,112
Class 2	15,210	1,360	4,161	386	(21,309)	(1,924)	(1,938)	(178)
Class 4	659	60	9	1	(1)	— †	667	61
Total net increase (decrease)	$32,653	2,933	$5,371	498	$(26,978)	(2,436)	$11,046	995

See end of tables for footnotes.

American Funds Insurance Series

Bond Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$594,756	53,787	$57,082	5,143	$(257,822)	(23,636)	$394,016	35,294
Class 2	67,010	6,159	36,207	3,303	(275,636)	(25,511)	(172,419)	(16,049)
Class 4	30,809	2,828	719	65	(6,669)	(610)	24,859	2,283
Total net increase (decrease)	$692,575	62,774	$94,008	8,511	$(540,127)	(49,757)	$246,456	21,528

Year ended December 31, 2015
Class 1	$1,036,298	93,861	$213,571	19,839	$(300,859)	(27,378)	$949,010	86,322
Class 2	110,070	10,143	157,887	14,830	(551,976)	(50,779)	(284,019)	(25,806)
Class 4	43,727	4,005	1,711	160	(13,279)	(1,216)	32,159	2,949

Total net increase (decrease)	$1,190,095	108,009	$373,169	34,829	$(866,114)	(79,373)	$697,150	63,465

Global Bond Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$100,631	8,721	$2,035	174	$(54,749)	(4,821)	$47,917	4,074
Class 2	12,812	1,114	2,153	185	(110,232)	(9,776)	(95,267)	(8,477)
Class 4	6,566	576	19	2	(1,771)	(156)	4,814	422
Total net increase (decrease)	$120,009	10,411	$4,207	361	$(166,752)	(14,753)	$(42,536)	(3,981)

Year ended December 31, 2015
Class 1	$165,830	14,553	$33,954	3,037	$(282,448)	(25,245)	$(82,664)	(7,655)
Class 2	33,635	2,962	36,798	3,309	(158,924)	(14,073)	(88,491)	(7,802)
Class 4	3,452	304	128	12	(1,543)	(134)	2,037	182
Total net increase (decrease)	$202,917	17,819	$70,880	6,358	$(442,915)	(39,452)	$(169,118)	(15,275)

High-Income Bond Fund

	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$25,744	2,746	$11,106	1,136	$(177,538)	(18,998)	$(140,688)	(15,116)
Class 2	12,012	1,324	9,108	945	(59,374)	(6,367)	(38,254)	(4,098)
Class 3	1,712	187	146	15	(2,335)	(248)	(477)	(46)
Class 4	16,896	1,662	128	12	(7,420)	(717)	9,604	957
Total net increase (decrease)	$56,364	5,919	$20,488	2,108	$(246,667)	(26,330)	$(169,815)	(18,303)

Year ended December 31, 2015
Class 1	$223,032	21,529	$65,080	6,936	$(148,108)	(14,222)	$140,004	14,243
Class 2	32,524	3,169	48,382	5,222	(137,078)	(13,259)	(56,172)	(4,868)
Class 3	2,044	194	742	79	(5,538)	(528)	(2,752)	(255)
Class 4	16,932	1,527	83	8	(16,023)	(1,447)	992	88
Total net increase (decrease)	$274,532	26,419	$114,287	12,245	$(306,747)	(29,456)	$82,072	9,208

American Funds Insurance Series

Mortgage Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$19,668	1,818	$3,473	324	$(22,478)	(2,088)	$663	54
Class 2	13,683	1,276	775	73	(10,632)	(989)	3,826	360
Class 4	11,758	1,102	120	11	(12,185)	(1,143)	(307)	(30)
Total net increase (decrease)	$45,109	4,196	$4,368	408	$(45,295)	(4,220)	$4,182	384

Year ended December 31, 2015
Class 1	$41,987	3,898	$7,999	754	$(67,729)	(6,313)	$(17,743)	(1,661)
Class 2	10,830	1,011	1,499	142	(5,502)	(512)	6,827	641
Class 4	15,842	1,482	168	16	(4,875)	(457)	11,135	1,041

Total net increase (decrease)	$68,659	6,391	$9,666	912	$(78,106)	(7,282)	$219	21

Ultra-Short Bond Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$7,395	657	$—	—	$(8,547)	(759)	$(1,152)	(102)
Class 2	71,334	6,485	—	—	(65,236)	(5,931)	6,098	554
Class 3	1,996	180	—	—	(3,102)	(279)	(1,106)	(99)
Class 4	8,089	725	—	—	(12,780)	(1,146)	(4,691)	(421)
Total net increase (decrease)	$88,814	8,047	$—	—	$(89,665)	(8,115)	$(851)	(68)

Year ended December 31, 2015
Class 1	$19,088	1,694	$—	—	$(28,360)	(2,517)	$(9,272)	(823)
Class 2	133,190	12,075	—	—	(161,001)	(14,591)	(27,811)	(2,516)
Class 3	4,437	398	—	—	(5,921)	(532)	(1,484)	(134)
Class 4	30,215	2,699	—	—	(21,575)	(1,926)	8,640	773
Total net increase (decrease)	$186,930	16,866	$—	—	$(216,857)	(19,566)	$(29,927)	(2,700)

U.S. Government/AAA-Rated Securities Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$49,064	3,903	$32,384	2,606	$(70,689)	(5,660)	$10,759	849
Class 2	38,187	3,061	34,662	2,818	(96,947)	(7,813)	(24,098)	(1,934)
Class 3	979	78	242	19	(1,400)	(111)	(179)	(14)
Class 4	46,742	3,765	1,462	119	(27,975)	(2,242)	20,229	1,642
Total net increase (decrease)	$134,972	10,807	$68,750	5,562	$(197,011)	(15,826)	$6,711	543

Year ended December 31, 2015
Class 1	$70,484	5,630	$37,336	3,026	$(397,508)	(31,768)	$(289,688)	(23,112)
Class 2	24,610	1,988	37,280	3,053	(190,136)	(15,348)	(128,246)	(10,307)
Class 3	1,477	118	266	21	(3,640)	(290)	(1,897)	(151)
Class 4	50,075	4,027	847	69	(25,031)	(2,017)	25,891	2,079
Total net increase (decrease)	$146,646	11,763	$75,729	6,169	$(616,315)	(49,423)	$(393,940)	(31,491)

See end of tables for footnotes.

American Funds Insurance Series

Managed Risk Growth Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class P1	$279	26	$60	6	$(82)	(8)	$257	24
Class P2	32,390	3,000	15,283	1,507	(5,517)	(508)	42,156	3,999
Total net increase (decrease)	$32,669	3,026	$15,343	1,513	$(5,599)	(516)	$42,413	4,023

Year ended December 31, 2015
Class P1	$308	27	$—	—	$(70)	(6)	$238	21
Class P2	74,489	6,445	—	—	(7,945)	(689)	66,544	5,756
Total net increase (decrease)	$74,797	6,472	$—	—	$(8,015)	(695)	$66,782	5,777

Managed Risk International Fund

	Sales*		Reinvestments of dividends and distributions			Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class P1	$38	4	$6	—	†	$(41)	(4)	$3	—	†
Class P2	14,456	1,594	3,022	346		(4,683)	(513)	12,795	1,427
Total net increase (decrease)	$14,494	1,598	$3,028	346		$(4,724)	(517)	$12,798	1,427

Year ended December 31, 2015
Class P1	$44	5	$ —†	—	†	$— †	— †	$44	5
Class P2	46,083	4,510	14	2		(2,628)	(265)	43,469	4,247
Total net increase (decrease)	$46,127	4,515	$14	2		$(2,628)	(265)	$43,513	4,252

Managed Risk Blue Chip Income and Growth Fund

	Sales*			Reinvestments of dividends and distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class P1	$60	6		$12	1		$(3)	— †	$69	7
Class P2	47,786	4,303		8,149	750		(6,208)	(560)	49,727	4,493
Total net increase (decrease)	$47,846	4,309		$8,161	751		$(6,211)	(560)	$49,796	4,500

Year ended December 31, 2015
Class P1	$2	—	†	$1	—	†	$(22)	(1)	$(19)	(1)
Class P2	70,110	6,160		529	48		(20,979)	(1,845)	49,660	4,363
Total net increase (decrease)	$70,112	6,160		$530	48		$(21,001)	(1,846)	$49,641	4,362

American Funds Insurance Series

Managed Risk Growth-Income Fund

	Sales*		Reinvestments of dividends and distributions			Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class P1	$431	39	$75	7		$(142)	(13)	$364	33
Class P2	20,438	1,865	9,721	930		(7,271)	(664)	22,888	2,131
Total net increase (decrease)	$20,869	1,904	$9,796	937		$(7,413)	(677)	$23,252	2,164

Year ended December 31, 2015
Class P1	$623	53	$3	—	†	$(17)	(1)	$609	52
Class P2	57,640	4,977	64	6		(7,010)	(604)	50,694	4,379
Total net increase (decrease)	$58,263	5,030	$67	6		$(7,027)	(605)	$51,303	4,431

Managed Risk Asset Allocation Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class P1	$242,574	20,918	$40,468	3,519	$(13,834)	(1,206)	$269,208	23,231
Class P2	150,281	12,978	87,398	7,607	(65,547)	(5,634)	172,132	14,951
Total net increase (decrease)	$392,855	33,896	$127,866	11,126	$(79,381)	(6,840)	$441,340	38,182

Year ended December 31, 2015
Class P1	$452,013	37,546	$18,473	1,532	$(10,594)	(913)	$459,892	38,165
Class P2	355,940	29,485	68,001	5,622	(161,379)	(13,400)	262,562	21,707
Total net increase (decrease)	$807,953	67,031	$86,474	7,154	$(171,973)	(14,313)	$722,454	59,872

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions and other disclosures

The following tables present additional information for each of the funds for the six months ended June 30, 2016 (dollars in thousands):

		Global				Blue Chip
	Global	Small			New	Income and
	Growth	Capitalization	Growth	International	World	Growth
	Fund	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities*	$650,450	$550,989	$3,241,873	$1,236,387	$402,385	$805,631
Sales of investment securities*	819,688	714,085	4,297,569	1,052,064	308,670	824,179
Non-U.S. taxes paid on dividend income	5,076	1,592	5,059	7,307	2,097	896
Non-U.S. taxes paid on interest income	—	—	—	—	81	—
Non-U.S. taxes paid on realized gains	—	—	—	—	139	—
Non-U.S. taxes provided on unrealized gains	—	2,892	—	5,095	1,952	—
Dividends from affiliated issuers	—	—	1,709	—	—	—
Net realized (loss) gain from affiliated issuers	—	(10,556)	20,124	—	—	—

See end of tables for footnote.

American Funds Insurance Series

	Global		International
	Growth	Growth-	Growth	Capital	Asset	Global
	and Income	Income	and Income	Income	Allocation	Balanced
	Fund	Fund	Fund	Builder	Fund	Fund
Purchases of investment securities*	$606,501	$3,182,522	$246,854	$142,321	$8,746,136	$68,014
Sales of investment securities*	553,973	3,327,293	129,092	54,633	8,753,088	64,511
Non-U.S. taxes paid on dividend income	1,870	4,255	2,019	259	4,438	135
Non-U.S. taxes paid on interest income	—	—	48	—	—	7
Non-U.S. taxes paid on realized gains	8	—	2	—	—	1
Non-U.S. taxes provided on unrealized gains	32	122	25	—	108	3
Dividends from affiliated issuers	—	—	—	—	—	—
Net realized (loss) gain from affiliated issuers	—	—	—	—	—	—

						U.S.
			High-			Government/
		Global	Income		Ultra-Short	AAA-Rated
	Bond	Bond	Bond	Mortgage	Bond	Securities
	Fund	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities*	$17,813,968	$1,744,500	$852,950	$1,652,548	$—	$5,463,071
Sales of investment securities*	17,288,914	1,704,205	897,232	1,634,050	—	5,724,865
Non-U.S. taxes paid on dividend income	—	—	—	—	—	—
Non-U.S. taxes paid on interest income	30	64	6	—	—	—
Non-U.S. taxes paid on realized gains	69	57	—	—	—	—
Non-U.S. taxes provided on unrealized gains	10	188	6	—	—	—
Dividends from affiliated issuers	—	—	—	—	—	—
Net realized (loss) gain from affiliated issuers	—	—	—	—	—	—

			Managed	Managed	Managed
	Managed	Managed	Risk Blue	Risk	Risk
	Risk	Risk	Chip Income	Growth-	Asset
	Growth	International	and Growth	Income	Allocation
	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities*	$48,041	$29,370	$62,201	$35,901	$382,443
Sales of investment securities*	13,046	12,387	10,770	11,369	13,027
Non-U.S. taxes paid on dividend income	—	—	—	—	—
Non-U.S. taxes paid on interest income	—	—	—	—	—
Non-U.S. taxes paid on realized gains	—	—	—	—	—
Non-U.S. taxes provided on unrealized gains	—	—	—	—	—
Dividends from affiliated issuers	351	150	682	395	8,997
Net realized (loss) gain from affiliated issuers	(2,658)	(3,209)	(721)	(1,685)	393

*	Excludes short-term securities and U.S. government obligations, if any.

11. Ownership concentration

At June 30, 2016, CRMC held aggregate ownership of 14% of the outstanding shares of Global Balanced Fund. The ownership represents the seed money invested in the fund when the fund began operations. In addition, American Funds Insurance Series -Portfolio Series - Managed Risk Global Allocation Portfolio and American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 11% and 28% of the outstanding shares of Global Balanced Fund and Capital Income Builder, respectively.

American Funds Insurance Series

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth Fund

Class 1:
6/30/16[2,3]	$26.39	$.18	$(1.08)	$(.90)	$(.08)	$(2.16)	$(2.24)	$23.25	(3.31)%[4]	$1,564.56%[5]				1.44%[5]
12/31/15	27.48	.25	1.80	2.05	(.35)	(2.79)	(3.14)	26.39	7.24	1,626.55				.90
12/31/14	30.11	.31 [6]	.40	.71	(.40)	(2.94)	(3.34)	27.48	2.52	1,558.55				1.08	[6]
12/31/13	23.58	.31	6.62	6.93	(.40)	—	(.40)	30.11	29.51	1,508.55				1.17
12/31/12	19.40	.30	4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466.56				1.38
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277.55				1.37
Class 2:
6/30/16[2,3]	26.19	.14	(1.06)	(.92)	(.07)	(2.16)	(2.23)	23.04	(3.42)[4]	3,539.81			[5]	1.18	[5]
12/31/15	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94	3,817.80				.66
12/31/14	29.92	.24 [6]	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31	3,992.80				.85	[6]
12/31/13	23.44	.24	6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379.80				.91
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723.81				1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535.80				1.13
Class 4:
6/30/16[2,3]	26.16	.11	(1.06)	(.95)	(.06)	(2.16)	(2.22)	22.99	(3.54)[4]	88		1.06	[5]	.95	[5]
12/31/15	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69	91		1.05		.34
12/31/14	30.07	.07 [6]	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01	19		1.05		.26	[6]
12/31/13	23.58	.13	6.77	6.90	(.41)	—	(.41)	30.07	29.36	1		1.06		.43
12/31/12[3,7]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27 [4,8]	—	[9]	.02	[4,8]	.04	[4,8]

Global Small Capitalization Fund

Class 1:
6/30/16[2,3]	$24.41	$.11	$(1.06)	$(.95)	$(.01)	$(4.35)	$(4.36)	$19.10	(3.85)%[4]	$1,501.74%[5]				.94%[5]
12/31/15	26.09	.04	.36	.40	—	(2.08)	(2.08)	24.41	.50	1,706.73				.15
12/31/14	25.69	.09	.52	.61	(.09)	(.12)	(.21)	26.09	2.36	1,411.74				.34
12/31/13	20.16	.04	5.70	5.74	(.21)	—	(.21)	25.69	28.60	1,241.74				.17
12/31/12	17.28	.09	3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019.75				.46
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795.74				.36
Class 2:
6/30/16[2,3]	23.90	.08	(1.04)	(.96)	—	(4.35)	(4.35)	18.59	(3.99)[4]	2,314.99			[5]	.69	[5]
12/31/15	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27	2,492.98				(.10)
12/31/14	25.25	.03	.51	.54	(.03)	(.12)	(.15)	25.64	2.12	2,738.99				.10
12/31/13	19.86	(.01)	5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955.99				(.05)
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603		1.00		.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450.99				.10
Class 4:
6/30/16[2,3]	24.11	.05	(1.04)	(.99)	—	(4.35)	(4.35)	18.77	(4.08)[4]	36		1.24	[5]	.44	[5]
12/31/15	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)	34		1.23		(.37)
12/31/14	25.57	(.05)	.54	.49	(.02)	(.12)	(.14)	25.92	1.88	12		1.24		(.17)
12/31/13	20.16	(.12)	5.74	5.62	(.21)	—	(.21)	25.57	28.01	4		1.24		(.50)
12/31/12[3,7]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80 [4,8]	—	[9]	.04	[4,8]	.04	[4,8]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth Fund

Class 1:
6/30/16[2,3]	$68.02	$.38		$.33	$.71	$(.16)	$(6.13)	$(6.29)	$62.44	1.08%[4]	$6,748.35%[5]			1.18%[5]
12/31/15	80.15	.64		5.08	5.72	(.61)	(17.24)	(17.85)	68.02	7.12	6,796.35			.87
12/31/14	78.54	.88	[6]	5.79	6.67	(1.16)	(3.90)	(5.06)	80.15	8.78	7,118.35			1.12	[6]
12/31/13	60.90	.64		17.84	18.48	(.84)	—	(.84)	78.54	30.43	7,003.35			.93
12/31/12	52.07	.63		8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116.35			1.10
12/31/11	54.78	.45		(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426.34			.81
Class 2:
6/30/16[2,3]	67.69	.30		.32	.62	(.13)	(6.13)	(6.26)	62.05	.95 [4]	13,781.60		[5]	.93	[5]
12/31/15	79.84	.46		5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86	14,414.60			.62
12/31/14	77.94	.68	[6]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51	15,413.60			.87	[6]
12/31/13	60.45	.47		17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334.60			.68
12/31/12	51.68	.47		8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911.60			.83
12/31/11	54.35	.30		(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701.59			.55
Class 3:
6/30/16[2,3]	68.37	.32		.32	.64	(.13)	(6.13)	(6.26)	62.75	.98 [4]	183.53		[5]	.99	[5]
12/31/15	80.47	.51		5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92	194.53			.69
12/31/14	78.62	.74	[6]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58	208.53			.94	[6]
12/31/13	60.97	.52		17.84	18.36	(.71)	—	(.71)	78.62	30.20	216.53			.75
12/31/12	52.13	.53		8.83	9.36	(.52)	—	(.52)	60.97	17.97	189.53			.92
12/31/11	54.82	.34		(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189.52			.62
Class 4:
6/30/16[2,3]	67.26	.22		.31	.53	(.10)	(6.13)	(6.23)	61.56	.83 [4]	410.85		[5]	.69	[5]
12/31/15	79.74	.29		5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59	394.85			.42
12/31/14	78.32	.37	[6]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25	24.85			.47	[6]
12/31/13	60.90	.29		17.90	18.19	(.77)	—	(.77)	78.32	29.96	5.85			.40
12/31/12[3,7]	60.55	.03		.78	.81	(.46)	—	(.46)	60.90	1.33 [4,8]	— [9]	.02	[4,8]	.05	[4,8]

International Fund

Class 1:
6/30/16[2,3]	$18.08	$.21		$(.44)	$(.23)	$(.03)	$(1.55)	$(1.58)	$16.27	(1.08)%[4]	$3,436.54%[5]			2.40%[5]
12/31/15	20.35	.29		(1.03)	(.74)	(.35)	(1.18)	(1.53)	18.08	(4.25)	3,427.54			1.41
12/31/14	21.22	.30		(.81)	(.51)	(.36)	—	(.36)	20.35	(2.41)	3,282.54			1.43
12/31/13	17.68	.27		3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324.54			1.41
12/31/12	15.21	.30		2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618.54			1.81
12/31/11	18.05	.35		(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314.53			2.03
Class 2:
6/30/16[2,3]	18.02	.18		(.43)	(.25)	(.02)	(1.55)	(1.57)	16.20	(1.18)[4]	3,850.79		[5]	2.14	[5]
12/31/15	20.29	.24		(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978.79			1.17
12/31/14	21.15	.25		(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374.79			1.19
12/31/13	17.62	.22		3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916.79			1.15
12/31/12	15.16	.26		2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465.79			1.57
12/31/11	17.98	.31		(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210.78			1.81
Class 3:
6/30/16[2,3]	18.11	.19		(.43)	(.24)	(.03)	(1.55)	(1.58)	16.29	(1.17)[4]	28.72		[5]	2.19	[5]
12/31/15	20.38	.25		(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32.72			1.24
12/31/14	21.24	.27		(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38.72			1.28
12/31/13	17.70	.23		3.59	3.82	(.28)	—	(.28)	21.24	21.67	46.72			1.22
12/31/12	15.23	.27		2.47	2.74	(.27)	—	(.27)	17.70	17.97	44.72			1.65
12/31/11	18.05	.33		(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43.71			1.90
Class 4:
6/30/16[2,3]	17.93	.16		(.43)	(.27)	(.02)	(1.55)	(1.57)	16.09	(1.33)[4]	55	1.04	[5]	1.94	[5]
12/31/15	20.23	.17		(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46	1.04		.88
12/31/14	21.16	.07		(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18	1.04		.31
12/31/13	17.68	(.01)		3.79	3.78	(.30)	—	(.30)	21.16	21.48	2	1.04		(.07)
12/31/12[3,7]	17.79	.01		.16	.17	(.28)	—	(.28)	17.68	.98 [4,8]	— [9]	.02	[4,8]	.05	[4,8]

American Funds Insurance Series

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

New World Fund

Class 1:
6/30/16[2,3]	$18.87	$.14		$.31	$.45	$(.02)	$—	$(.02)	$19.30	2.38%[4]	$1,636.78%[5]				1.54%[5]
12/31/15	20.72	.19		(.71)	(.52)	(.17)	(1.16)	(1.33)	18.87	(2.96)	1,562.79				.92
12/31/14	25.08	.29	[6]	(1.92)	(1.63)	(.29)	(2.44)	(2.73)	20.72	(7.63)	1,433.78				1.23	[6]
12/31/13	22.93	.34		2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388.78				1.45
12/31/12	19.65	.33		3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140.79				1.54
12/31/11	23.28	.36		(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826.78				1.62
Class 2:
6/30/16[2,3]	18.71	.11		.31	.42	(.01)	—	(.01)	19.12	2.25 [4]	935		1.03	[5]	1.27	[5]
12/31/15	20.54	.14		(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961		1.04		.68
12/31/14	24.88	.24	[6]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084		1.03		1.01	[6]
12/31/13	22.75	.28		2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307		1.03		1.22
12/31/12	19.50	.28		3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.31
12/31/11	23.09	.30		(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350		1.03		1.37
Class 4:
6/30/16[2,3]	18.69	.10		.30	.40	(.01)	—	(.01)	19.08	2.12 [4]	208		1.29	[5]	1.09	[5]
12/31/15	20.56	.08		(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171		1.29		.39
12/31/14	24.99	.09	[6]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64		1.28		.40	[6]
12/31/13	22.93	.14		2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8		1.29		.56
12/31/12[3,7]	22.83	.01		.35	.36	(.26)	—	(.26)	22.93	1.58 [4,8]	—	[9]	.04	[4,8]	.04	[4,8]

Blue Chip Income and Growth Fund

Class 1:
6/30/16[2,3]	$12.62	$.17		$1.06	$1.23	$(.05)	$(1.08)	$(1.13)	$12.72	10.01%[4]	$4,216.42%[5]				2.62%[5]
12/31/15	14.69	.31		(.64)	(.33)	(.29)	(1.45)	(1.74)	12.62	(2.72)	3,638.41				2.23
12/31/14	13.12	.46	[6]	1.59	2.05	(.48)	—	(.48)	14.69	15.69	3,542.42				3.31	[6]
12/31/13	10.05	.27		3.06	3.33	(.26)	—	(.26)	13.12	33.26	2,814.42				2.27
12/31/12	9.00	.24		1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357.43				2.41
12/31/11	9.25	.19		(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992.42				2.08
Class 2:
6/30/16[2,3]	12.51	.15		1.06	1.21	(.05)	(1.08)	(1.13)	12.59	9.89 [4]	3,331.67			[5]	2.37	[5]
12/31/15	14.57	.27		(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228.66				1.97
12/31/14	13.02	.44	[6]	1.55	1.99	(.44)	—	(.44)	14.57	15.36	3,722.67				3.14	[6]
12/31/13	9.97	.23		3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755.67				2.03
12/31/12	8.93	.21		1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382.68				2.17
12/31/11	9.18	.17		(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340.67				1.83
Class 4:
6/30/16[2,3]	12.53	.13		1.07	1.20	(.05)	(1.08)	(1.13)	12.60	9.80 [4]	74.92			[5]	2.09	[5]
12/31/15	14.63	.24		(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32.91				1.75
12/31/14	13.12	.34	[6]	1.63	1.97	(.46)	—	(.46)	14.63	15.13	9.92				2.33	[6]
12/31/13	10.05	.18		3.15	3.33	(.26)	—	(.26)	13.12	33.27	—	[9]	.86		1.39
12/31/12[3,7]	10.20	.01		.03	.04	(.19)	—	(.19)	10.05	.38 [4,8]	—	[9]	.02	[4,8]	.10	[4,8]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth and Income Fund

Class 1:
6/30/16[2,3]	$12.35	$.24		$(.01)	$.23	$(.04)	$—	$(.04)	$12.54	1.87%[4]	$430.63%[5]			3.89%[5]
12/31/15	12.78	.26		(.40)	(.14)	(.29)	—	(.29)	12.35	(1.14)	293.64			2.04
12/31/14	12.53	.43	[6]	.31	.74	(.49)	—	(.49)	12.78	6.00	200.63			3.34	[6]
12/31/13	10.56	.39		2.00	2.39	(.42)	—	(.42)	12.53	22.81	206.62			3.35
12/31/12	9.20	.25		1.39	1.64	(.28)	—	(.28)	10.56	17.93	180.62			2.56
12/31/11	9.96	.28		(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161.61			2.86
Class 2:
6/30/16[2,3]	12.33	.14		.07	.21	(.03)	—	(.03)	12.51	1.74 [4]	1,423.88		[5]	2.28	[5]
12/31/15	12.75	.24		(.41)	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479.89			1.84
12/31/14	12.51	.41	[6]	.29	.70	(.46)	—	(.46)	12.75	5.64	1,685.88			3.22	[6]
12/31/13	10.54	.36		2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822.87			3.09
12/31/12	9.19	.23		1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837.87			2.31
12/31/11	9.94	.25		(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839.86			2.60
Class 4:
6/30/16[2,3]	12.26	.14		.06	.20	(.04)	—	(.04)	12.42	1.60 [4]	10	1.13	[5]	2.30	[5]
12/31/15	12.71	.19		(.39)	(.20)	(.25)	—	(.25)	12.26	(1.60)	5	1.14		1.46
12/31/14	12.50	.30	[6]	.37	.67	(.46)	—	(.46)	12.71	5.41	1	1.13		2.30	[6]
12/31/13	10.55	.28		2.09	2.37	(.42)	—	(.42)	12.50	22.60	1	1.12		2.27
12/31/12[3,7]	10.64	.01		.13	.14	(.23)	—	(.23)	10.55	1.27 [4,8]	— [9]	.03	[4,8]	.08	[4,8]

Growth-Income Fund

Class 1:
6/30/16[2,3]	$45.40	$.41		$1.01	$1.42	$(.14)	$(5.12)	$(5.26)	$41.56	3.23%[4]	$11,309.29%[5]			1.85%[5]
12/31/15	52.76	.79		.37	1.16	(.75)	(7.77)	(8.52)	45.40	1.72	10,747.29			1.59
12/31/14	50.72	.81		4.57	5.38	(.80)	(2.54)	(3.34)	52.76	10.91	10,812.29			1.56
12/31/13	38.48	.66		12.31	12.97	(.73)	—	(.73)	50.72	33.82	9,857.29			1.49
12/31/12	33.27	.66		5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782.29			1.79
12/31/11	34.47	.61		(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496.28			1.77
Class 2:
6/30/16[2,3]	45.04	.35		1.01	1.36	(.12)	(5.12)	(5.24)	41.16	3.12 [4]	12,612.54		[5]	1.60	[5]
12/31/15	52.41	.66		.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895.54			1.34
12/31/14	50.40	.67		4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63	14,337.54			1.31
12/31/13	38.24	.55		12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980.54			1.25
12/31/12	33.07	.56		5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403.54			1.53
12/31/11	34.25	.52		(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235.53			1.52
Class 3:
6/30/16[2,3]	45.46	.37		1.02	1.39	(.13)	(5.12)	(5.25)	41.60	3.15 [4]	155.47		[5]	1.67	[5]
12/31/15	52.82	.70		.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161.47			1.41
12/31/14	50.77	.71		4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71	185.47			1.38
12/31/13	38.52	.58		12.32	12.90	(.65)	—	(.65)	50.77	33.58	193.47			1.32
12/31/12	33.30	.59		5.26	5.85	(.63)	—	(.63)	38.52	17.59	168.47			1.60
12/31/11	34.49	.55		(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172.46			1.59
Class 4:
6/30/16[2,3]	44.82	.29		1.01	1.30	(.11)	(5.12)	(5.23)	40.89	2.99 [4]	438.79		[5]	1.35	[5]
12/31/15	52.39	.58		.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410.79			1.25
12/31/14	50.56	.58		4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34	30.79			1.11
12/31/13	38.47	.45		12.33	12.78	(.69)	—	(.69)	50.56	33.32	3.79			.96
12/31/12[3,7]	38.65	.01		.39	.40	(.58)	—	(.58)	38.47	1.02 [4,8]	— [9]	.01	[4,8]	.03	[4,8]

American Funds Insurance Series

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

International Growth and Income Fund

Class 1:
6/30/16[2,3]	$14.72	$.31		$(.14)	$.17	$(.04)	$(.06)	$(.10)	$14.79	1.19%[4]	$808.68%[5]				4.27%[5]
12/31/15	16.27	.42		(1.25)	(.83)	(.38)	(.34)	(.72)	14.72	(5.34)	707.68				2.60
12/31/14	17.48	.58	[6]	(1.09)	(.51)	(.53)	(.17)	(.70)	16.27	(2.93)	740.68				3.32	[6]
12/31/13	15.29	.44		2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696.69				2.63
12/31/12	13.40	.37		1.89	2.26	(.37)	—	(.37)	15.29	16.84	203.74				2.50
12/31/11	15.25	.47		(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35.73				3.17
Class 2:
6/30/16[2,3]	14.68	.28		(.14)	.14	(.03)	(.06)	(.09)	14.73	1.08 [4]	252.93			[5]	3.96	[5]
12/31/15	16.22	.38		(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254.93				2.32
12/31/14	17.43	.56	[6]	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248.93				3.21	[6]
12/31/13	15.25	.38		2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257.94				2.28
12/31/12	13.37	.40		1.81	2.21	(.33)	—	(.33)	15.25	16.50	225.99				2.77
12/31/11	15.21	.42		(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199.98				2.89
Class 4:
6/30/16[2,3]	14.63	.27		(.13)	.14	(.03)	(.06)	(.09)	14.68	.98 [4]	34		1.18	[5]	3.76	[5]
12/31/15	16.19	.33		(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32		1.18		2.02
12/31/14	17.45	.26	[6]	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20		1.18		1.52	[6]
12/31/13	15.29	.03		2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1		1.19		.18
12/31/12[3,7]	15.56	.01		.09	.10	(.37)	—	(.37)	15.29	.62 [4,8]	—	[9]	.04	[4,8]	.07	[4,8]

Capital Income Builder

Class 1:
6/30/16[2,3]	$9.40	$.18		$.33	$.51	$(.15)	$—	$(.15)	$9.76	5.47%[4]	$124.54%[5]				3.90%[5]
12/31/15	9.81	.28		(.40)	(.12)	(.29)	—	(.29)	9.40	(1.23)	80.56				2.88
12/31/14[3,10]	10.00	.19		(.18)	.01	(.19)	(.01)	(.20)	9.81	.12 [4]	20.56			[5]	2.87	[5]
Class 2:
6/30/16[2,3]	9.40	.18		.33	.51	(.15)	—	(.15)	9.76	5.47 [4,8]	—	[9]	.50	[5,8]	3.88	[5,8]
12/31/15	9.81	.31		(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[8]	—	[9]	.46	[8]	3.12	[8]
12/31/14[3,10]	10.00	.20		(.19)	.01	(.19)	(.01)	(.20)	9.81	.12 [4,8]	—	[9]	.47	[5,8]	2.94	[5,8]
Class 4:
6/30/16[2,3]	9.38	.16		.33	.49	(.13)	—	(.13)	9.74	5.24 [4]	220		1.04	[5]	3.35	[5]
12/31/15	9.80	.25		(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157		1.05		2.55
12/31/14[3,10]	10.00	.14		(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)[4]	55		1.06	[5]	2.08	[5]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Asset Allocation Fund
Class 1:
6/30/16[2,3]	$20.62	$.21		$.76	$.97	$(.07)	$(.51)	$(.58)	$21.01	4.73%[4]		$11,898.30%[5]			2.07%[5]
12/31/15	22.23	.40		(.02)	.38	(.40)	(1.59)	(1.99)	20.62	1.64		10,913.29			1.85
12/31/14	22.49	.44		.81	1.25	(.39)	(1.12)	(1.51)	22.23	5.66		11,997.30			1.95
12/31/13	18.43	.35		4.07	4.42	(.36)	—	(.36)	22.49	24.04		10,515.31			1.71
12/31/12	16.17	.37		2.28	2.65	(.39)	—	(.39)	18.43	16.44		7,199.31			2.11
12/31/11	16.28	.37		(.12)	.25	(.36)	—	(.36)	16.17	1.56		5,932.31			2.25
Class 2:
6/30/16[2,3]	20.45	.18		.75	.93	(.06)	(.51)	(.57)	20.81	4.58	[4]	5,029.55		[5]	1.81	[5]
12/31/15	22.06	.34		(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40		5,008.54			1.60
12/31/14	22.33	.37		.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40		5,494.55			1.69
12/31/13	18.31	.30		4.03	4.33	(.31)	—	(.31)	22.33	23.69		5,760.56			1.47
12/31/12	16.06	.33		2.27	2.60	(.35)	—	(.35)	18.31	16.19		5,225.56			1.86
12/31/11	16.17	.33		(.13)	.20	(.31)	—	(.31)	16.06	1.30		5,151.56			1.99
Class 3:
6/30/16[2,3]	20.64	.19		.75	.94	(.06)	(.51)	(.57)	21.01	4.60	[4]	36.48		[5]	1.88	[5]
12/31/15	22.25	.36		(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46		36.47			1.67
12/31/14	22.51	.39		.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47		40.48			1.76
12/31/13	18.45	.32		4.06	4.38	(.32)	—	(.32)	22.51	23.81		42.49			1.54
12/31/12	16.18	.34		2.29	2.63	(.36)	—	(.36)	18.45	16.28		38.49			1.93
12/31/11	16.29	.34		(.13)	.21	(.32)	—	(.32)	16.18	1.36		38.49			2.05
Class 4:
6/30/16[2,3]	20.40	.16		.74	.90	(.05)	(.51)	(.56)	20.74	4.45	[4]	2,583.80		[5]	1.57	[5]
12/31/15	22.11	.30		(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14		2,414.79			1.45
12/31/14	22.46	.34		.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16		32.80			1.55
12/31/13	18.43	.27		4.12	4.39	(.36)	—	(.36)	22.46	23.89		1.79			1.22
12/31/12[3,7]	18.52	.01		.21	.22	(.31)	—	(.31)	18.43	1.17	[4,8]	— [9]	.01	[4,8]	.08	[4,8]

Global Balanced Fund
Class 1:
6/30/16[2,3]	$10.74	$.11		$.27	$.38	$—	$—	$—	$11.12	3.54%[4]		$60.70%[5]			2.13%[5]
12/31/15	11.11	.20		(.28)	(.08)	(.14)	(.15)	(.29)	10.74	(.69)		47.72			1.80
12/31/14	11.37	.25	[6]	(.03)	.22	(.18)	(.30)	(.48)	11.11	1.87		37.71			2.14	[6]
12/31/13	10.34	.22		1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56		36.70			2.05
12/31/12	9.35	.20		.98	1.18	(.19)	—	(.19)	10.34	12.58		32.72			2.00
12/31/11[3,11]	10.00	.13		(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)[4]		28.69		[5]	1.99	[5]
Class 2:
6/30/16[2,3]	10.72	.10		.27	.37	—	—	—	11.09	3.45	[4]	178.95		[5]	1.86	[5]
12/31/15	11.09	.18		(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)		171.97			1.60
12/31/14	11.35	.22	[6]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63		179.96			1.88	[6]
12/31/13	10.33	.20		1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23		156.95			1.79
12/31/12	9.35	.17		.97	1.14	(.16)	—	(.16)	10.33	12.24		119.97			1.76
12/31/11[3,11]	10.00	.09		(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)[4]		72.94		[5]	1.45	[5]
Class 4:
6/30/16[2,3]	10.69	.10		.25	.35	—	—	—	11.04	3.27	[4]	5	1.20	[5]	1.78	[5]
12/31/15	11.09	.06		(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)		1	1.34		.58
12/31/14	11.35	.24	[6]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88	[8]	— [9]	.67	[8]	2.07	[6,8]
12/31/13	10.33	.22		1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49	[8]	— [9]	.71	[8]	1.98	[8]
12/31/12[3,7]	10.47	.01		.03	.04	(.18)	—	(.18)	10.33	.40	[4,8]	— [9]	.03	[4,8]	.05	[4,8]

American Funds Insurance Series

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Bond Fund
Class 1:
6/30/16[2,3]	$10.70	$.10	$.50	$.60	$(.06)	$(.04)	$(.10)	$11.20	5.64%[4]	$6,391.38%[5]				1.84%[5]
12/31/15	11.08	.22	(.17)	.05	(.21)	(.22)	(.43)	10.70	.45	5,731.38				1.95
12/31/14	10.73	.23	.37	.60	(.25)	— [12]	(.25)	11.08	5.59	4,977.39				2.03
12/31/13	11.29	.22	(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506.39				2.01
12/31/12	10.99	.25	.36	.61	(.31)	—	(.31)	11.29	5.58	3,917.39				2.23
12/31/11	10.67	.32	.36	.68	(.36)	—	(.36)	10.99	6.41	4,354.38				2.89
Class 2:
6/30/16[2,3]	10.58	.09	.49	.58	(.06)	(.04)	(.10)	11.06	5.46 [4]	4,145.63			[5]	1.59	[5]
12/31/15	10.95	.18	(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135.63				1.69
12/31/14	10.61	.20	.36	.56	(.22)	— [12]	(.22)	10.95	5.28	4,565.64				1.79
12/31/13	11.17	.19	(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763.64				1.76
12/31/12	10.87	.22	.36	.58	(.28)	—	(.28)	11.17	5.37	5,044.64				1.97
12/31/11	10.56	.29	.35	.64	(.33)	—	(.33)	10.87	6.10	4,984.63				2.64
Class 4:
6/30/16[2,3]	10.61	.07	.50	.57	(.06)	(.04)	(.10)	11.08	5.34 [4]	87.88			[5]	1.34	[5]
12/31/15	11.01	.16	(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59.88				1.47
12/31/14	10.69	.16	.39	.55	(.23)	— [12]	(.23)	11.01	5.15	29.89				1.43
12/31/13	11.29	.17	(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3.89				1.58
12/31/12[3,7]	11.55	.01	(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)[4,8]	—	[9]	.02	[4,8]	.10	[4,8]

Global Bond Fund
Class 1:
6/30/16[2,3]	$11.01	$.13	$.75	$.88	$—	$(.02)	$(.02)	$11.87	8.01%[4]	$1,161.57%[5]				2.24%[5]
12/31/15	11.77	.27	(.71)	(.44)	(.01)	(.31)	(.32)	11.01	(3.75)	1,032.57				2.34
12/31/14	11.88	.29	(.08)	.21	(.21)	(.11)	(.32)	11.77	1.71	1,194.57				2.35
12/31/13	12.32	.28	(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093.56				2.37
12/31/12	11.96	.28	.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959.56				2.29
12/31/11	11.82	.36	.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619.56				2.97
Class 2:
6/30/16[2,3]	10.93	.11	.76	.87	—	(.02)	(.02)	11.78	7.97 [4]	1,202.82			[5]	1.99	[5]
12/31/15	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208.82				2.09
12/31/14	11.81	.26	(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386.82				2.11
12/31/13	12.27	.25	(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496.81				2.11
12/31/12	11.91	.25	.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664.81				2.06
12/31/11	11.78	.33	.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639.81				2.75
Class 4:
6/30/16[2,3]	10.89	.10	.75	.85	—	(.02)	(.02)	11.72	7.82 [4]	11		1.07	[5]	1.75	[5]
12/31/15	11.70	.21	(.71)	(.50)	— [12]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.86
12/31/14	11.87	.20	(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4		1.09		1.66
12/31/13	12.31	.27	(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—	[9]	.79		2.25
12/31/12[3,7]	12.53	.01	(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)[4,8]	—	[9]	.02	[4,8]	.11	[4,8]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

High-Income Bond Fund
Class 1:
6/30/16[2,3]	$9.19	$.30		$.52	$.82	$(.12)	$—	$(.12)	$9.89	8.90%[4]	$945.49%[5]			6.46%[5]
12/31/15	10.54	.64		(1.36)	(.72)	(.63)	—	(.63)	9.19	(6.94)	1,017.48			6.12
12/31/14	11.13	.67		(.59)	.08	(.67)	—	(.67)	10.54	.80	1,017.48			5.90
12/31/13	11.16	.75		.01	.76	(.79)	—	(.79)	11.13	6.89	856.48			6.54
12/31/12	10.54	.81		.64	1.45	(.83)	—	(.83)	11.16	13.90	894.48			7.25
12/31/11	11.20	.88		(.64)	.24	(.90)	—	(.90)	10.54	2.18	787.47			7.70
Class 2:
6/30/16[2,3]	9.06	.29		.50	.79	(.11)	—	(.11)	9.74	8.77 [4]	783.74		[5]	6.20	[5]
12/31/15	10.41	.60		(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)	765.73			5.85
12/31/14	10.99	.63		(.57)	.06	(.64)	—	(.64)	10.41	.63	929.73			5.67
12/31/13	11.03	.71		.01	.72	(.76)	—	(.76)	10.99	6.60	1,061.73			6.29
12/31/12	10.42	.78		.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135.73			7.00
12/31/11	11.08	.84		(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064.72			7.44
Class 3:
6/30/16[2,3]	9.22	.30		.51	.81	(.11)	—	(.11)	9.92	8.84 [4]	12.67		[5]	6.27	[5]
12/31/15	10.57	.62		(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)	12.66			5.91
12/31/14	11.16	.65		(.59)	.06	(.65)	—	(.65)	10.57	.59	16.66			5.74
12/31/13	11.18	.73		.02	.75	(.77)	—	(.77)	11.16	6.77	19.66			6.36
12/31/12	10.56	.80		.63	1.43	(.81)	—	(.81)	11.18	13.67	21.66			7.07
12/31/11	11.22	.86		(.64)	.22	(.88)	—	(.88)	10.56	1.97	21.65			7.51
Class 4:
6/30/16[2,3]	9.73	.30		.54	.84	(.12)	—	(.12)	10.45	8.61 [4]	11.99		[5]	5.87	[5]
12/31/15	11.05	.62		(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)	1.98			5.51
12/31/14	11.12	.63		(.59)	.04	(.11)	—	(.11)	11.05	.35	— [9]	.98		5.49
12/31/13	11.16	.67		.08	.75	(.79)	—	(.79)	11.12	6.81	— [9]	.93		5.82
12/31/12[3,7]	11.80	.04		— [12]	.04	(.68)	—	(.68)	11.16	.34 [4,8]	— [9]	.02	[4,8]	.35	[4,8]

Mortgage Fund
Class 1:
6/30/16[2,3]	$10.61	$.07		$.24	$.31	$(.03)	$(.11)	$(.14)	$10.78	2.90%[4]	$277.44%[5]			1.38%[5]
12/31/15	10.70	.10		.13	.23	(.18)	(.14)	(.32)	10.61	2.09	272.45			.89
12/31/14	10.23	.12		.45	.57	(.10)	—	(.10)	10.70	5.54	292.45			1.12
12/31/13	10.47	.04		(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)	198.44			.35
12/31/12	10.37	.01		.25	.26	(.06)	(.10)	(.16)	10.47	2.57	87.45			.08
12/31/11[3,11]	10.00	—	[12]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55.42		[5]	.04	[5]
Class 2:
6/30/16[2,3]	10.59	.06		.23	.29	(.02)	(.11)	(.13)	10.75	2.77 [4]	64.69		[5]	1.13	[5]
12/31/15	10.68	.07		.13	.20	(.15)	(.14)	(.29)	10.59	1.86	59.70			.65
12/31/14	10.22	.10		.44	.54	(.08)	—	(.08)	10.68	5.23	52.70			.91
12/31/13	10.46	—	[12]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)	49.69			(.02)
12/31/12	10.36	(.02)		.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49.70			(.16)
12/31/11[3,11]	10.00	(.02)		.48	.46	— [12]	(.10)	(.10)	10.36	4.60	22.67		[5]	(.25)[5]
Class 4:
6/30/16[2,3]	10.52	.04		.24	.28	(.02)	(.11)	(.13)	10.67	2.65 [4]	11.94		[5]	.83	[5]
12/31/15	10.65	.04		.14	.18	(.17)	(.14)	(.31)	10.52	1.62	11.97			.37
12/31/14	10.23	.05		.46	.51	(.09)	—	(.09)	10.65	4.98	1.94			.47
12/31/13	10.47	.02		(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[8]	— [9]	.38	[8]	.23	[8]
12/31/12[3,7]	10.60	—	[12]	.01	.01	(.06)	(.08)	(.14)	10.47	.09 [4,8]	— [9]	.02	[4,8]	.04	[4,8]

American Funds Insurance Series

		Loss from investment operations[1]
			Net (losses)									Ratio of
	Net asset	Net	gains on			Net asset				Ratio of		net income
	value,	investment	securities (both		Total from	value,		Net assets,		expenses		(loss)
	beginning	income	realized and		investment	end	Total	end of period		to average		to average
Period ended	of period	(loss)	unrealized)		operations	of period	return	(in millions)		net assets		net assets

Ultra-Short Bond Fund
Class 1:
6/30/16[2,3,13]	$11.26	$— [12]	$—	[12]	$— [12]	$11.26	.00%[4]	$38		.35%[5]		.06%[5]
12/31/15	11.28	(.03)	.01		(.02)	11.26	(.18)	39		.34		(.24)
12/31/14	11.31	(.03)	—		(.03)	11.28	(.27)	49		.34		(.26)
12/31/13	11.34	(.03)	—	[12]	(.03)	11.31	(.27)	57		.34		(.24)
12/31/12	11.36	(.03)	.01		(.02)	11.34	(.18)	66		.34		(.22)
12/31/11	11.39	(.02)	(.01)		(.03)	11.36	(.26)	75		.33		(.21)
Class 2:
6/30/16[2,3,13]	11.01	(.01)	—	[12]	(.01)	11.00	(.09)[4]	308		.60	[5]	(.19)[5]
12/31/15	11.06	(.05)	—	[12]	(.05)	11.01	(.45)	302		.59		(.49)
12/31/14	11.12	(.06)	—		(.06)	11.06	(.54)	331		.59		(.51)
12/31/13	11.17	(.05)	—	[12]	(.05)	11.12	(.45)	395		.59		(.49)
12/31/12	11.22	(.05)	—	[12]	(.05)	11.17	(.45)	459		.59		(.47)
12/31/11	11.28	(.05)	(.01)		(.06)	11.22	(.53)	530		.58		(.47)
Class 3:
6/30/16[2,3,13]	11.11	(.01)	.01		—	11.11	.00 [4]	5		.53	[5]	(.13)[5]
12/31/15	11.16	(.05)	—	[12]	(.05)	11.11	(.45)	6		.52		(.42)
12/31/14	11.21	(.05)	—		(.05)	11.16	(.45)	8		.52		(.44)
12/31/13	11.26	(.05)	—	[12]	(.05)	11.21	(.44)	8		.52		(.42)
12/31/12	11.30	(.05)	.01		(.04)	11.26	(.35)	11		.52		(.40)
12/31/11	11.34	(.04)	—	[12]	(.04)	11.30	(.35)	12		.51		(.40)
Class 4:
6/30/16[2,3,13]	11.17	(.03)	—	[12]	(.03)	11.14	(.27)[4]	11		.85	[5]	(.45)[5]
12/31/15	11.25	(.08)	—	[12]	(.08)	11.17	(.71)	16		.85		(.74)
12/31/14	11.30	(.09)	.04		(.05)	11.25	(.44)	7		.84		(.77)
12/31/13	11.34	(.04)	—	[12]	(.04)	11.30	(.35)[8]	—	[9]	.37	[8]	(.32)[8]
12/31/12[3,7]	11.34	— [12]	—	[12]	— [12]	11.34	.00 [4,8]	—	[9]	.02	[4,8]	(.01)[4,8]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from
		investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

U.S. Government/AAA-Rated Securities Fund
Class 1:
6/30/16[2,3]	$12.31	$.08	$.43	$.51	$(.04)	$(.25)	$(.29)	$12.53	4.03%[4]	$1,462		.35%[5]		1.21%[5]
12/31/15	12.40	.13	.09	.22	(.21)	(.10)	(.31)	12.31	1.93	1,426		.35		1.02
12/31/14	11.94	.15	.48	.63	(.17)	—	(.17)	12.40	5.24	1,723		.35		1.24
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)	1,584		.35		.67
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22	1,809		.34		.75
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85	1,785		.34		1.83
Class 2:
6/30/16[2,3]	12.20	.06	.42	.48	(.03)	(.25)	(.28)	12.40	3.94 [4]	1,581		.60	[5]	.95	[5]
12/31/15	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59	1,579		.60		.79
12/31/14	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01	1,717		.60		1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801		.60		.42
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.50
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002		.59		1.59
Class 3:
6/30/16[2,3]	12.34	.06	.43	.49	(.03)	(.25)	(.28)	12.55	3.99 [4]	11		.53	[5]	1.01	[5]
12/31/15	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64	11		.53		.85
12/31/14	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11	13		.53		1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14		.53		.47
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.58
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24		.52		1.65
Class 4:
6/30/16[2,3]	12.22	.04	.44	.48	(.03)	(.25)	(.28)	12.42	3.91 [4]	68		.85	[5]	.72	[5]
12/31/15	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29	46		.85		.56
12/31/14	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76	21		.85		.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—	[9]	.84		.68
12/31/12[3,7]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)[4,8]	—	[9]	.02	[4,8]	.05	[4,8]

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[14]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments		Ratio of expenses to average net assets after waivers/ reimburse- ments[14]		Net effective expense ratio[14,15]		Ratio of net income (loss) to average net assets[14]

Managed Risk Growth Fund
Class P1:
6/30/16[2,3]	$11.49	$.01	$(.31)	$(.30)	$(.05)	$(1.01)	$(1.06)	$10.13	(2.68)%[4,8]		$1		.49%[5,8]		.33%[5,8]		.67%[5,8]		.18%[5,8]
12/31/15	11.37	.09	.03	.12	—	—	—	11.49	1.06	[8]	—	[9]	.53	[8]	.29	[8]	.63	[8]	.80	[8]
12/31/14	11.43	.31	(.06)	.25	(.12)	(.19)	(.31)	11.37	2.18	[8]	—	[9]	.50	[8]	.32	[8]	.65	[8]	2.71	[8]
12/31/13[3,16]	10.00	.12	1.38	1.50	(.07)	—	(.07)	11.43	15.05	[4,8]	—	[9]	.88	[5,8]	.25	[5,8]	.58	[5,8]	1.64	[5,8]
Class P2:
6/30/16[2,3]	11.43	(.01)	(.31)	(.32)	(.02)	(1.01)	(1.03)	10.08	(2.88)[4]		168		.79	[5]	.63	[5]	.97	[5]	(.16)[5]
12/31/15	11.35	.04	.04	.08	—	—	—	11.43	.71		146		.89		.66		1.00		.31
12/31/14	11.43	.12	.08	.20	(.09)	(.19)	(.28)	11.35	1.77		79		.87		.69		1.02		1.01
12/31/13[3,16]	10.00	.12	1.37	1.49	(.06)	—	(.06)	11.43	14.94	[4,8]	28		1.05	[5,8]	.52	[5,8]	.85	[5,8]	1.69	[5,8]

American Funds Insurance Series

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[14]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments		Ratio of expenses to average net assets after waivers/ reimburse- ments[14]		Net effective expense ratio[14,15]		Ratio of net income (loss) to average net assets[14]

Managed Risk International Fund
Class P1:
6/30/16[2,3]	$9.48	$—	[12]	$(.32)	$(.32)	$(.12)	$(.22)	$(.34)	$8.82	(3.36)%[4,8]	$—	[9]	.40%[5,8]		.24%[5,8]		.75%[5,8]		.06%[5,8]
12/31/15	10.10	.18		(.80)	(.62)	— [12]	—	— [12]	9.48	(6.12)[8]	—	[9]	.45	[8]	.21	[8]	.72	[8]	1.75	[8]
12/31/14	10.82	.14		(.71)	(.57)	(.15)	—	(.15)	10.10	(5.31)[8]	—	[9]	.50	[8]	.25	[8]	.76	[8]	1.33	[8]
12/31/13[3,16]	10.00	.13		.78	.91	(.09)	—	(.09)	10.82	9.08 [4,8]	—	[9]	1.05	[5,8]	.23	[5,8]	.73	[5,8]	1.92	[5,8]
Class P2:
6/30/16[2,3]	9.43	(.01)		(.34)	(.35)	(.09)	(.22)	(.31)	8.77	(3.71)[4]	90		.79	[5]	.63	[5]	1.14	[5]	(.27)[5]
12/31/15	10.09	.13		(.79)	(.66)	— [12]	—	— [12]	9.43	(6.52)	83		.90		.66		1.17		1.30
12/31/14	10.82	.16		(.77)	(.61)	(.12)	—	(.12)	10.09	(5.68)	46		.91		.67		1.18		1.51
12/31/13[3,16]	10.00	.18		.72	.90	(.08)	—	(.08)	10.82	8.99 [4,8]	17		1.19	[5,8]	.44	[5,8]	.94	[5,8]	2.66	[5,8]

Managed Risk Blue Chip Income and Growth Fund
Class P1:
6/30/16[2,3]	$10.80	$.03		$.70	$.73	$(.15)	$(.37)	$(.52)	$11.01	6.74%[4,8]	$—	[9]	.42%[5,8]		.26%[5,8]		.67%[5,8]		.53%[5,8]
12/31/15	11.70	.19		(1.02)	(.83)	(.07)	—	(.07)	10.80	(7.07)[8]	—	[9]	.50	[8]	.27	[8]	.66	[8]	1.64	[8]
12/31/14	11.05	.40		.55	.95	(.30)	—	(.30)	11.70	8.58 [8]	—	[9]	.50	[8]	.31	[8]	.70	[8]	3.43	[8]
12/31/13[3,16]	10.00	.20		1.01	1.21	(.16)	—	(.16)	11.05	12.16 [4,8]	—	[9]	.84	[5,8]	.24	[5,8]	.64	[5,8]	2.80	[5,8]
Class P2:
6/30/16[2,3]	10.76	.01		.69	.70	(.14)	(.37)	(.51)	10.95	6.52 [4]	189		.79	[5]	.63	[5]	1.04	[5]	.23	[5]
12/31/15	11.67	.18		(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)	137		.89		.66		1.05		1.57
12/31/14	11.05	.50		.40	.90	(.28)	—	(.28)	11.67	8.10	98		.88		.69		1.08		4.27
12/31/13[3,16]	10.00	.28		.92	1.20	(.15)	—	(.15)	11.05	12.05 [4,8]	26		1.04	[5,8]	.54	[5,8]	.94	[5,8]	3.91	[5,8]

Managed Risk Growth-Income Fund
Class P1:
6/30/16[2,3]	$11.25	$.02		$.01	$.03	$(.12)	$(.70)	$(.82)	$10.46	.20%[4,8]	$1		.51%[5,8]		.35%[5,8]		.64%[5,8]		.31%[5,8]
12/31/15	11.67	.25		(.63)	(.38)	(.04)	—	(.04)	11.25	(3.27)[8]	1		.56	[8]	.31	[8]	.59	[8]	2.17	[8]
12/31/14	11.50	.35		.21	.56	(.14)	(.25)	(.39)	11.67	4.85 [8]	—	[9]	.45	[8]	.25	[8]	.52	[8]	2.94	[8]
12/31/13[3,16]	10.00	.14		1.47	1.61	(.11)	—	(.11)	11.50	16.15 [4,8]	—	[9]	.92	[5,8]	.23	[5,8]	.50	[5,8]	2.01	[5,8]
Class P2:
6/30/16[2,3]	11.22	—	[12]	— [12]	— [12]	(.11)	(.70)	(.81)	10.41	(.03)[4]	135		.79	[5]	.63	[5]	.92	[5]	—	[5,17]
12/31/15	11.65	.12		(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)	122		.89		.66		.94		1.04
12/31/14	11.50	.16		.35	.51	(.11)	(.25)	(.36)	11.65	4.42	76		.87		.69		.96		1.38
12/31/13[3,16]	10.00	.20		1.40	1.60	(.10)	—	(.10)	11.50	16.04 [4,8]	24		1.09	[5,8]	.50	[5,8]	.77	[5,8]	2.73	[5,8]

Managed Risk Asset Allocation Fund
Class P1:
6/30/16[2,3]	$11.72	$.02		$.36	$.38	$(.14)	$(.37)	$(.51)	$11.59	3.27%[4]	$973		.43%[5]		.38%[5]		.68%[5]		.31%[5]
12/31/15	12.29	.25		(.34)	(.09)	(.22)	(.26)	(.48)	11.72	(.83)	712		.54		.40		.68		2.06
12/31/14	11.93	.13		.26	.39	(.03)	—	(.03)	12.29	3.24	277		.53		.48		.76		1.04
12/31/13	9.99	.27		1.81	2.08	(.14)	—	(.14)	11.93	20.82 [8]	112		.55	[8]	.47	[8]	.75	[8]	2.37	[8]
12/31/12[3,18]	10.00	.15		(.03)	.12	(.13)	—	(.13)	9.99	1.24 [4,8]	—	[9]	.15	[5,8]	.07	[5,8]	.37	[5,8]	1.72	[5,8]
Class P2:
6/30/16[2,3]	11.71	—	[12]	.36	.36	(.13)	(.37)	(.50)	11.57	3.14 [4]	2,103		.68	[5]	.63	[5]	.93	[5]	—	[5,17]
12/31/15	12.27	.14		(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)	1,953		.79		.66		.94		1.16
12/31/14	11.93	.16		.19	.35	(.01)	—	(.01)	12.27	2.91	1,780		.79		.73		1.01		1.33
12/31/13	9.99	.28		1.77	2.05	(.11)	—	(.11)	11.93	20.58 [8]	795		.80	[8]	.73	[8]	1.01	[8]	2.43	[8]
12/31/12[3,18]	10.00	.17		(.05)	.12	(.13)	—	(.13)	9.99	1.21 [4,8]	—	[9]	.24	[5,8]	.11	[5,8]	.41	[5,8]	2.38	[5,8]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

Portfolio turnover rate for all share classes	Six months ended		Period ended December 31
including mortgage dollar roll transactions[19]	June 30, 2016[2,3,4]		2015	2014		2013		2012		2011
Global Growth Fund	13%		29%	22%		39%		22%		28%
Global Small Capitalization Fund	22		36	28		36		40		44
Growth Fund	16		20	29		19		21		19
International Fund	16		37	18		21		29		24
New World Fund	14		39	36		43		32		22
Blue Chip Income and Growth Fund	12		26	37		30		36		27
Global Growth and Income Fund	34		37	28		31		30		25
Growth-Income Fund	16		25	25		19		25		22
International Growth and Income Fund	14		35	34		34		31		48
Capital Income Builder Fund	24		128	35	[4,10]
Asset Allocation Fund	53		76	88		74		61		43
Global Balanced Fund	33		76	73		81		80		34	[4,11]
Bond Fund	226		434	365		354		253		163
Global Bond Fund	91		159	200		213		160		101
High-Income Bond Fund	53		66	54		64		48		51
Mortgage Fund	490		1103	790		715		444		480	[4,11]
Ultra-Short Bond Fund	—	[13]	—	—		—		—		—
U.S. Government/AAA-Rated Securities Fund	313		901	387		621		447		234
Managed Risk Growth Fund	9		16	22		10	[4,16]
Managed Risk International Fund	15		15	22		6	[4,16]
Managed Risk Blue Chip Income and Growth Fund	7		20	22		3	[4,16]
Managed Risk Growth-Income Fund	9		11	28		2	[4,16]
Managed Risk Asset Allocation Fund	—	[20]	3	3		3		—	[4,18,20]

Portfolio turnover rate for all share classes	Six months ended	Period ended December 31
excluding mortgage dollar roll transactions[19]	June 30, 2016[2,3,4]	2015	2014	2013	2012	2011

Capital Income Builder	17%	38%	24%[4,10]
Asset Allocation Fund	29	28	42
Global Balanced Fund	19	36	40
Bond Fund	72	141	121	Not available
Global Bond Fund	41	88	134
Mortgage Fund	58	138	108
U.S. Government/AAA-Rated Securities Fund	144	352	88

[1]	Based on average shares outstanding.
[2]	Unaudited.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Not annualized.
[5]	Annualized.
[6]	The year ended December 31, 2014, reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.
[7]	Class 4 shares were offered beginning December 14, 2012.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[11]	For the period May 2, 2011, commencement of operations, through December 31, 2011.
[12]	Amount less than $.01.
[13]	On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.
[14]	This column reflects the impact of certain waivers/reimbursements by CRMC. CRMC waived a portion of investment advisory services and reimbursed certain expenses for the managed risk funds.
[15]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented. See Expense Example for further information regarding fees and expenses.
[16]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[17]	Amount less than .01%.
[18]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[19]	Refer to Note 5 for further information on mortgage dollar rolls.
[20]	Amount less than 1%.

See Notes to Financial Statements

American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2016, through June 30, 2016).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series

	Beginning account value 1/1/2016	Ending account value 6/30/2016	Expenses paid during period[1]	Annualized expense ratio
Global Growth Fund
Class 1 – actual return	$1,000.00	$966.87	$2.74	.56%
Class 1 – assumed 5% return	1,000.00	1,022.08	2.82	.56
Class 2 – actual return	1,000.00	965.79	3.96	.81
Class 2 – assumed 5% return	1,000.00	1,020.84	4.07	.81
Class 4 – actual return	1,000.00	964.57	5.18	1.06
Class 4 – assumed 5% return	1,000.00	1,019.59	5.32	1.06
Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$961.51	$3.61	.74%
Class 1 – assumed 5% return	1,000.00	1,021.18	3.72	.74
Class 2 – actual return	1,000.00	960.10	4.82	.99
Class 2 – assumed 5% return	1,000.00	1,019.94	4.97	.99
Class 4 – actual return	1,000.00	959.20	6.04	1.24
Class 4 – assumed 5% return	1,000.00	1,018.70	6.22	1.24
Growth Fund
Class 1 – actual return	$1,000.00	$1,010.84	$1.75	.35%
Class 1 – assumed 5% return	1,000.00	1,023.12	1.76	.35
Class 2 – actual return	1,000.00	1,009.49	3.00	.60
Class 2 – assumed 5% return	1,000.00	1,021.88	3.02	.60
Class 3 – actual return	1,000.00	1,009.77	2.65	.53
Class 3 – assumed 5% return	1,000.00	1,022.23	2.66	.53
Class 4 – actual return	1,000.00	1,008.29	4.24	.85
Class 4 – assumed 5% return	1,000.00	1,020.64	4.27	.85
International Fund
Class 1 – actual return	$1,000.00	$989.25	$2.67	.54%
Class 1 – assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 2 – actual return	1,000.00	988.22	3.91	.79
Class 2 – assumed 5% return	1,000.00	1,020.93	3.97	.79
Class 3 – actual return	1,000.00	988.33	3.56	.72
Class 3 – assumed 5% return	1,000.00	1,021.28	3.62	.72
Class 4 – actual return	1,000.00	986.70	5.14	1.04
Class 4 – assumed 5% return	1,000.00	1,019.69	5.22	1.04
New World Fund
Class 1 – actual return	$1,000.00	$1,023.83	$3.92	.78%
Class 1 – assumed 5% return	1,000.00	1,020.98	3.92	.78
Class 2 – actual return	1,000.00	1,022.46	5.18	1.03
Class 2 – assumed 5% return	1,000.00	1,019.74	5.17	1.03
Class 4 – actual return	1,000.00	1,021.20	6.48	1.29
Class 4 – assumed 5% return	1,000.00	1,018.45	6.47	1.29
Blue Chip Income and Growth Fund
Class 1 – actual return	$1,000.00	$1,100.05	$2.19	.42%
Class 1 – assumed 5% return	1,000.00	1,022.77	2.11	.42
Class 2 – actual return	1,000.00	1,098.86	3.50	.67
Class 2 – assumed 5% return	1,000.00	1,021.53	3.37	.67
Class 4 – actual return	1,000.00	1,097.98	4.80	.92
Class 4 – assumed 5% return	1,000.00	1,020.29	4.62	.92

American Funds Insurance Series

	Beginning account value 1/1/2016	Ending account value 6/30/2016	Expenses paid during period[1]	Annualized expense ratio
Global Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,018.69	$3.16	.63%
Class 1 – assumed 5% return	1,000.00	1,021.73	3.17	.63
Class 2 – actual return	1,000.00	1,017.41	4.41	.88
Class 2 – assumed 5% return	1,000.00	1,020.49	4.42	.88
Class 4 – actual return	1,000.00	1,015.96	5.66	1.13
Class 4 – assumed 5% return	1,000.00	1,019.24	5.67	1.13
Growth-Income Fund
Class 1 – actual return	$1,000.00	$1,032.31	$1.47	.29%
Class 1 – assumed 5% return	1,000.00	1,023.42	1.46	.29
Class 2 – actual return	1,000.00	1,031.22	2.73	.54
Class 2 – assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 3 – actual return	1,000.00	1,031.51	2.37	.47
Class 3 – assumed 5% return	1,000.00	1,022.53	2.36	.47
Class 4 – actual return	1,000.00	1,029.90	3.99	.79
Class 4 – assumed 5% return	1,000.00	1,020.93	3.97	.79
International Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,011.95	$3.40	.68%
Class 1 – assumed 5% return	1,000.00	1,021.48	3.42	.68
Class 2 – actual return	1,000.00	1,010.80	4.65	.93
Class 2 – assumed 5% return	1,000.00	1,020.24	4.67	.93
Class 4 – actual return	1,000.00	1,009.81	5.90	1.18
Class 4 – assumed 5% return	1,000.00	1,019.00	5.92	1.18
Capital Income Builder
Class 1 – actual return	$1,000.00	$1,054.69	$2.76	.54%
Class 1 – assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 2 – actual return	1,000.00	1,054.68	2.55	.50
Class 2 – assumed 5% return	1,000.00	1,022.38	2.51	.50
Class 4 – actual return	1,000.00	1,052.38	5.31	1.04
Class 4 – assumed 5% return	1,000.00	1,019.69	5.22	1.04
Asset Allocation Fund
Class 1 – actual return	$1,000.00	$1,047.35	$1.53	.30%
Class 1 – assumed 5% return	1,000.00	1,023.37	1.51	.30
Class 2 – actual return	1,000.00	1,045.83	2.80	.55
Class 2 – assumed 5% return	1,000.00	1,022.13	2.77	.55
Class 3 – actual return	1,000.00	1,045.98	2.44	.48
Class 3 – assumed 5% return	1,000.00	1,022.48	2.41	.48
Class 4 – actual return	1,000.00	1,044.55	4.07	.80
Class 4 – assumed 5% return	1,000.00	1,020.89	4.02	.80
Global Balanced Fund
Class 1 – actual return	$1,000.00	$1,035.38	$3.54	.70%
Class 1 – assumed 5% return	1,000.00	1,021.38	3.52	.70
Class 2 – actual return	1,000.00	1,034.52	4.81	.95
Class 2 – assumed 5% return	1,000.00	1,020.14	4.77	.95
Class 4 – actual return	1,000.00	1,032.74	6.06	1.20
Class 4 – assumed 5% return	1,000.00	1,018.90	6.02	1.20

See end of tables for footnotes.

American Funds Insurance Series

	Beginning account value 1/1/2016	Ending account value 6/30/2016	Expenses paid during period[1]	Annualized expense ratio
Bond Fund
Class 1 – actual return	$1,000.00	$1,056.35	$1.94	.38%
Class 1 – assumed 5% return	1,000.00	1,022.97	1.91	.38
Class 2 – actual return	1,000.00	1,054.63	3.22	.63
Class 2 – assumed 5% return	1,000.00	1,021.73	3.17	.63
Class 4 – actual return	1,000.00	1,053.43	4.49	.88
Class 4 – assumed 5% return	1,000.00	1,020.49	4.42	.88
Global Bond Fund
Class 1 – actual return	$1,000.00	$1,080.05	$2.95	.57%
Class 1 – assumed 5% return	1,000.00	1,022.03	2.87	.57
Class 2 – actual return	1,000.00	1,079.71	4.24	.82
Class 2 – assumed 5% return	1,000.00	1,020.79	4.12	.82
Class 4 – actual return	1,000.00	1,078.17	5.53	1.07
Class 4 – assumed 5% return	1,000.00	1,019.54	5.37	1.07
High-Income Bond Fund
Class 1 – actual return	$1,000.00	$1,089.05	$2.55	.49%
Class 1 – assumed 5% return	1,000.00	1,022.43	2.46	.49
Class 2 – actual return	1,000.00	1,087.66	3.84	.74
Class 2 – assumed 5% return	1,000.00	1,021.18	3.72	.74
Class 3 – actual return	1,000.00	1,088.42	3.48	.67
Class 3 – assumed 5% return	1,000.00	1,021.53	3.37	.67
Class 4 – actual return	1,000.00	1,086.06	5.13	.99
Class 4 – assumed 5% return	1,000.00	1,019.94	4.97	.99
Mortgage Fund
Class 1 – actual return	$1,000.00	$1,029.00	$2.22	.44%
Class 1 – assumed 5% return	1,000.00	1,022.68	2.21	.44
Class 2 – actual return	1,000.00	1,027.74	3.48	.69
Class 2 – assumed 5% return	1,000.00	1,021.43	3.47	.69
Class 4 – actual return	1,000.00	1,026.49	4.74	.94
Class 4 – assumed 5% return	1,000.00	1,020.19	4.72	.94
Ultra-Short Bond Fund
Class 1 – actual return	$1,000.00	$1,000.00	$1.74	.35%
Class 1 – assumed 5% return	1,000.00	1,023.12	1.76	.35
Class 2 – actual return	1,000.00	999.10	2.98	.60
Class 2 – assumed 5% return	1,000.00	1,021.88	3.02	.60
Class 3 – actual return	1,000.00	1,000.00	2.64	.53
Class 3 – assumed 5% return	1,000.00	1,022.23	2.66	.53
Class 4 – actual return	1,000.00	997.32	4.22	.85
Class 4 – assumed 5% return	1,000.00	1,020.64	4.27	.85
U.S. Government/AAA-Rated Securities Fund
Class 1 – actual return	$1,000.00	$1,040.29	$1.78	.35%
Class 1 – assumed 5% return	1,000.00	1,023.12	1.76	.35
Class 2 – actual return	1,000.00	1,039.36	3.04	.60
Class 2 – assumed 5% return	1,000.00	1,021.88	3.02	.60
Class 3 – actual return	1,000.00	1,039.89	2.69	.53
Class 3 – assumed 5% return	1,000.00	1,022.23	2.66	.53
Class 4 – actual return	1,000.00	1,039.13	4.31	.85
Class 4 – assumed 5% return	1,000.00	1,020.64	4.27	.85

American Funds Insurance Series

	Beginning account value 1/1/2016	Ending account value 6/30/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$973.18	$1.62	.33%	$3.29	.67%
Class P1 – assumed 5% return	1,000.00	1,023.22	1.66	.33	3.37	.67
Class P2 – actual return	1,000.00	971.21	3.09	.63	4.75	.97
Class P2 – assumed 5% return	1,000.00	1,021.73	3.17	.63	4.87	.97
Managed Risk International Fund
Class P1 – actual return	$1,000.00	$966.44	$1.17	.24%	$3.67	.75%
Class P1 – assumed 5% return	1,000.00	1,023.67	1.21	.24	3.77	.75
Class P2 – actual return	1,000.00	962.94	3.07	.63	5.56	1.14
Class P2 – assumed 5% return	1,000.00	1,021.73	3.17	.63	5.72	1.14
Managed Risk Blue Chip Income and Growth Fund
Class P1 – actual return	$1,000.00	$1,067.39	$1.34	.26%	$3.44	.67%
Class P1 – assumed 5% return	1,000.00	1,023.57	1.31	.26	3.37	.67
Class P2 – actual return	1,000.00	1,065.17	3.23	.63	5.34	1.04
Class P2 – assumed 5% return	1,000.00	1,021.73	3.17	.63	5.22	1.04
Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$1,001.95	$1.74	.35%	$3.19	.64%
Class P1 – assumed 5% return	1,000.00	1,023.12	1.76	.35	3.22	.64
Class P2 – actual return	1,000.00	999.72	3.13	.63	4.57	.92
Class P2 – assumed 5% return	1,000.00	1,021.73	3.17	.63	4.62	.92
Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$1,032.67	$1.92	.38%	$3.44	.68%
Class P1 – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.42	.68
Class P2 – actual return	1,000.00	1,031.38	3.18	.63	4.70	.93
Class P2 – assumed 5% return	1,000.00	1,021.73	3.17	.63	4.67	.93

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series

Offices of the series and of
the investment adviser

Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment subadviser

Milliman Financial Risk Management LLC
(Managed Risk Funds only)
71 South Wacker Drive, 31st Floor
Chicago, IL 60606

Custodians of assets

State Street Bank and Trust Company
One Lincoln Street Boston, MA 02111

Bank of New York Mellon
(Managed Risk Funds only)
One Wall Street
New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public
accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete June 30, 2016, portfolios of American Funds Insurance Series investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2016, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The American Funds AdvantageSM
Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record for American Funds Insurance Series® .
Aligned with investor success	The Capital SystemSM	Superior long-term track record
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series (AFIS) portfolio managers average 26 years of investment experience, including 23 years at our company, reflecting a career commitment to our long-term approach.[1]	The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches.
	An extensive global research effort is the backbone of our system.	Our AFIS equity funds have beaten their comparable Lipper indexes in 91% of 10-year periods and 100% of 20-year periods. Our AFIS fixed income funds have beaten comparable Lipper indexes in 55% of 10-year periods and 87% of 20-year periods.[2] We strive to keep management fees competitive. Over the past 20 years, most funds' fees have been below industry averages.[3]

[1]	Portfolio manager experience as of November 2015.

[2]	Based on Class 2 share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund's lifetime or since the inception date of the comparable Lipper index (except Global Small Capitalization Fund, for which the Lipper average was used). The comparable Lipper indexes are: Global Funds Index (Global Growth Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Balanced Portfolio Funds Index (Asset Allocation Fund), Core Bond Funds Index (Bond Fund), High Yield Funds Index (High-Income Bond Fund) and General U.S. Government Funds Index (U.S. Government/ AAA-Rated Securities Fund).

[3]	Based on management fees for the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

Lit. No. INGESRX-998-0816P

ITEM 2. CODE OF ETHICS.

(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable.
(g)	Not Applicable
(h)	Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Insert 6A-	1 Main Portfolio of Investments 2 Bond Portfolio of Investment

John Hancock

Variable Insurance Trust

June 30, 2016

Portfolio of Investments

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

500 Index Trust B

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.4%
Consumer discretionary - 12.0%
Auto components - 0.3%
BorgWarner, Inc.	43,459	$1,282,901
Delphi Automotive PLC	55,165	3,453,329
Johnson Controls, Inc.	130,445	5,773,495
The Goodyear Tire & Rubber Company	53,486	1,372,451
		11,882,176
Automobiles - 0.5%
Ford Motor Company	785,134	9,869,134
General Motors Company	281,925	7,978,478
Harley-Davidson, Inc. (L)	36,442	1,650,823
		19,498,435
Distributors - 0.2%
Genuine Parts Company	30,123	3,049,954
LKQ Corp. (I)	61,727	1,956,746
		5,006,700
Diversified consumer services - 0.0%
H&R Block, Inc.	45,653	1,050,019
Hotels, restaurants and leisure - 1.7%
Carnival Corp.	88,239	3,900,164
Chipotle Mexican Grill, Inc. (I)	5,874	2,365,812
Darden Restaurants, Inc.	22,952	1,453,780
Marriott International, Inc., Class A (L)	38,374	2,550,336
McDonald’s Corp.	176,670	21,260,468
Royal Caribbean Cruises, Ltd.	33,785	2,268,663
Starbucks Corp.	294,802	16,839,090
Starwood Hotels & Resorts Worldwide, Inc.	33,914	2,507,940
Wyndham Worldwide Corp.	22,525	1,604,456
Wynn Resorts, Ltd. (L)	16,386	1,485,227
Yum! Brands, Inc.	81,988	6,798,445
		63,034,381
Household durables - 0.5%
DR Horton, Inc.	66,611	2,096,914
Garmin, Ltd. (L)	23,917	1,014,559
Harman International Industries, Inc.	14,192	1,019,269
Leggett & Platt, Inc.	27,086	1,384,365
Lennar Corp., Class A	36,965	1,704,087
Mohawk Industries, Inc. (I)	12,832	2,435,000
Newell Brands, Inc.	91,903	4,463,729
PulteGroup, Inc.	62,909	1,226,096
Whirlpool Corp.	15,314	2,551,925
		17,895,944
Internet and catalog retail - 2.1%
Amazon.com, Inc. (I)	77,861	55,718,889
Expedia, Inc.	23,597	2,508,361
Netflix, Inc. (I)	86,190	7,884,661
The Priceline Group, Inc. (I)	9,990	12,471,616
TripAdvisor, Inc. (I)	23,003	1,479,093
		80,062,620
Leisure products - 0.1%
Hasbro, Inc.	22,601	1,898,258
Mattel, Inc.	68,183	2,133,446
		4,031,704
Media - 2.7%
CBS Corp., Class B	83,564	4,549,224
Comcast Corp., Class A	486,562	31,718,977
Discovery Communications, Inc., Series A (I)	30,203	762,022
Discovery Communications, Inc., Series C (I)	48,110	1,147,424
News Corp., Class A	76,949	873,371

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
News Corp., Class B	21,325	$248,863
Omnicom Group, Inc.	47,850	3,899,297
Scripps Networks Interactive, Inc., Class A	19,114	1,190,229
TEGNA, Inc.	43,794	1,014,707
The Interpublic Group of Companies, Inc.	80,983	1,870,707
The Walt Disney Company	300,374	29,382,585
Time Warner, Inc.	158,253	11,637,926
Twenty-First Century Fox, Inc., Class A	220,496	5,964,417
Twenty-First Century Fox, Inc., Class B	86,784	2,364,864
Viacom, Inc., Class B	69,740	2,892,118
		99,516,731
Multiline retail - 0.6%
Dollar General Corp.	57,004	5,358,376
Dollar Tree, Inc. (I)	47,402	4,467,164
Kohl’s Corp.	36,900	1,399,248
Macy’s, Inc.	62,033	2,084,929
Nordstrom, Inc. (L)	26,082	992,420
Target Corp.	118,579	8,279,186
		22,581,323
Specialty retail - 2.5%
Advance Auto Parts, Inc.	14,797	2,391,639
AutoNation, Inc. (I)	14,661	688,774
AutoZone, Inc. (I)	6,008	4,769,391
Bed Bath & Beyond, Inc.	31,032	1,341,203
Best Buy Company, Inc.	56,716	1,735,510
CarMax, Inc. (I)(L)	38,983	1,911,336
Foot Locker, Inc.	27,358	1,500,860
L Brands, Inc.	50,898	3,416,783
Lowe’s Companies, Inc.	178,194	14,107,619
O’Reilly Automotive, Inc. (I)	19,412	5,262,593
Ross Stores, Inc.	80,836	4,582,593
Signet Jewelers, Ltd.	15,792	1,301,419
Staples, Inc.	130,011	1,120,695
The Gap, Inc. (L)	45,717	970,115
The Home Depot, Inc.	250,347	31,966,808
The TJX Companies, Inc.	133,024	10,273,444
Tiffany & Company	22,165	1,344,086
Tractor Supply Company	26,850	2,448,183
Ulta Salon Cosmetics & Fragrance, Inc. (I)	12,598	3,069,377
Urban Outfitters, Inc. (I)	17,395	478,363
		94,680,791
Textiles, apparel and luxury goods - 0.8%
Coach, Inc.	55,927	2,278,466
Hanesbrands, Inc.	75,778	1,904,301
Michael Kors Holdings, Ltd. (I)	35,341	1,748,673
NIKE, Inc., Class B	267,981	14,792,551
PVH Corp.	16,311	1,536,986
Ralph Lauren Corp.	11,639	1,043,087
Under Armour, Inc., Class A (I)(L)	36,880	1,479,994
Under Armour, Inc., Class C (I)	37,032	1,347,948
VF Corp.	66,884	4,112,697
		30,244,703
		449,485,527
Consumer staples - 10.3%
Beverages - 2.3%
Brown-Forman Corp., Class B	20,230	2,018,145
Constellation Brands, Inc., Class A	35,505	5,872,527
Dr. Pepper Snapple Group, Inc.	37,403	3,614,252
Molson Coors Brewing Company, Class B	37,064	3,748,282
Monster Beverage Corp. (I)	28,331	4,553,075

The accompanying notes are an integral part of the financial statements.	1

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
PepsiCo, Inc.	290,679	$30,794,533
The Coca-Cola Company	783,550	35,518,322
		86,119,136
Food and staples retailing - 2.3%
Costco Wholesale Corp.	88,157	13,844,175
CVS Health Corp.	216,129	20,692,190
Sysco Corp.	105,476	5,351,852
The Kroger Company	191,905	7,060,185
Wal-Mart Stores, Inc.	307,315	22,440,141
Walgreens Boots Alliance, Inc.	173,898	14,480,486
Whole Foods Market, Inc.	64,748	2,073,231
		85,942,260
Food products - 1.8%
Archer-Daniels-Midland Company	118,222	5,070,542
Campbell Soup Company	36,091	2,401,134
ConAgra Foods, Inc.	87,831	4,199,200
General Mills, Inc.	119,626	8,531,726
Hormel Foods Corp.	54,378	1,990,235
Kellogg Company	50,725	4,141,696
McCormick & Company, Inc.	23,205	2,475,277
Mead Johnson Nutrition Company	37,553	3,407,935
Mondelez International, Inc., Class A	312,341	14,214,639
The Hershey Company	28,187	3,198,943
The J.M. Smucker Company	24,084	3,670,642
The Kraft Heinz Company	119,915	10,610,079
Tyson Foods, Inc., Class A	60,487	4,039,927
		67,951,975
Household products - 2.0%
Church & Dwight Company, Inc.	25,828	2,657,443
Colgate-Palmolive Company	179,709	13,154,699
Kimberly-Clark Corp.	72,496	9,966,750
The Clorox Company	26,031	3,602,430
The Procter & Gamble Company	535,670	45,355,179
		74,736,501
Personal products - 0.1%
The Estee Lauder Companies, Inc., Class A	44,787	4,076,513
Tobacco - 1.8%
Altria Group, Inc.	393,726	27,151,345
Philip Morris International, Inc.	312,169	31,753,831
Reynolds American, Inc.	166,599	8,984,684
		67,889,860
		386,716,245
Energy - 7.2%
Energy equipment and services - 1.1%
Baker Hughes, Inc.	88,054	3,973,877
Diamond Offshore Drilling, Inc. (L)	13,410	326,265
FMC Technologies, Inc. (I)	46,079	1,228,927
Halliburton Company	172,859	7,828,784
Helmerich & Payne, Inc. (L)	21,703	1,456,922
National Oilwell Varco, Inc.	75,802	2,550,737
Schlumberger, Ltd.	279,590	22,109,977
Transocean, Ltd. (L)	68,893	819,138
		40,294,627
Oil, gas and consumable fuels - 6.1%
Anadarko Petroleum Corp.	102,712	5,469,414
Apache Corp.	76,185	4,241,219
Cabot Oil & Gas Corp.	93,577	2,408,672
Chesapeake Energy Corp. (I)(L)	117,614	503,388

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Chevron Corp.	379,282	$39,760,132
Cimarex Energy Company	19,085	2,277,222
Columbia Pipeline Group, Inc.	80,316	2,047,255
Concho Resources, Inc. (I)	26,233	3,128,810
ConocoPhillips	249,219	10,865,948
Devon Energy Corp.	105,441	3,822,236
EOG Resources, Inc.	110,747	9,238,515
EQT Corp.	34,763	2,691,699
Exxon Mobil Corp.	834,470	78,223,218
Hess Corp.	53,051	3,188,365
Kinder Morgan, Inc.	368,209	6,892,872
Marathon Oil Corp.	170,535	2,559,730
Marathon Petroleum Corp.	106,604	4,046,688
Murphy Oil Corp.	32,284	1,025,017
Newfield Exploration Co. (I)	39,593	1,749,219
Noble Energy, Inc.	86,247	3,093,680
Occidental Petroleum Corp.	153,704	11,613,874
ONEOK, Inc.	42,292	2,006,755
Phillips 66	94,134	7,468,592
Pioneer Natural Resources Company	32,920	4,977,833
Range Resources Corp. (L)	34,159	1,473,619
Southwestern Energy Company (I)	77,918	980,208
Spectra Energy Corp.	137,688	5,043,511
Tesoro Corp.	24,139	1,808,494
The Williams Companies, Inc.	137,426	2,972,524
Valero Energy Corp.	94,537	4,821,387
		230,400,096
		270,694,723
Financials - 15.3%
Banks - 5.1%
Bank of America Corp.	2,067,023	27,429,395
BB&T Corp.	165,190	5,882,416
Citigroup, Inc.	590,565	25,034,050
Citizens Financial Group, Inc.	106,429	2,126,451
Comerica, Inc.	35,227	1,448,887
Fifth Third Bancorp	155,345	2,732,519
Huntington Bancshares, Inc.	160,758	1,437,177
JPMorgan Chase & Co.	735,875	45,727,273
KeyCorp	169,427	1,872,168
M&T Bank Corp.	32,000	3,783,360
People’s United Financial, Inc.	62,647	918,405
Regions Financial Corp.	253,229	2,154,979
SunTrust Banks, Inc.	100,841	4,142,548
The PNC Financial Services Group, Inc.	100,486	8,178,556
U.S. Bancorp	326,588	13,171,294
Wells Fargo & Company	929,756	44,005,351
Zions Bancorporation	41,139	1,033,823
		191,078,652
Capital markets - 1.7%
Affiliated Managers Group, Inc. (I)	10,825	1,523,835
Ameriprise Financial, Inc.	33,368	2,998,115
BlackRock, Inc.	25,320	8,672,860
E*TRADE Financial Corp. (I)	55,772	1,310,084
Franklin Resources, Inc.	74,139	2,474,018
Invesco, Ltd.	83,961	2,144,364
Legg Mason, Inc.	21,315	628,579
Morgan Stanley	304,024	7,898,544
Northern Trust Corp.	43,186	2,861,504
State Street Corp.	79,676	4,296,130
T. Rowe Price Group, Inc.	49,967	3,646,092
The Bank of New York Mellon Corp.	216,747	8,420,621

The accompanying notes are an integral part of the financial statements.	2

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
The Charles Schwab Corp.	242,045	$6,126,159
The Goldman Sachs Group, Inc.	77,740	11,550,609
		64,551,514
Consumer finance - 0.7%
American Express Company	162,643	9,882,189
Capital One Financial Corp.	103,229	6,556,074
Discover Financial Services	82,936	4,444,540
Navient Corp.	65,164	778,710
Synchrony Financial (I)	167,772	4,241,276
		25,902,789
Diversified financial services - 2.1%
Berkshire Hathaway, Inc., Class B (I)	377,090	54,598,861
CME Group, Inc.	68,176	6,640,342
Intercontinental Exchange, Inc.	23,960	6,132,802
Leucadia National Corp.	67,093	1,162,722
Moody’s Corp.	34,015	3,187,546
Nasdaq, Inc.	22,916	1,481,978
S&P Global, Inc.	53,250	5,711,595
		78,915,846
Insurance - 2.6%
Aflac, Inc.	83,345	6,014,175
American International Group, Inc.	225,207	11,911,198
Aon PLC	53,306	5,822,614
Arthur J. Gallagher & Company	35,611	1,695,084
Assurant, Inc.	12,478	1,076,976
Chubb, Ltd.	93,480	12,218,771
Cincinnati Financial Corp.	29,822	2,233,370
Lincoln National Corp.	48,086	1,864,294
Loews Corp.	53,845	2,212,491
Marsh & McLennan Companies, Inc.	104,897	7,181,249
MetLife, Inc.	221,093	8,806,134
Principal Financial Group, Inc.	54,254	2,230,382
Prudential Financial, Inc.	88,953	6,345,907
The Allstate Corp.	75,344	5,270,313
The Hartford Financial Services Group, Inc.	79,176	3,513,831
The Progressive Corp.	117,350	3,931,225
The Travelers Companies, Inc.	58,848	7,005,266
Torchmark Corp.	22,403	1,384,953
Unum Group	47,877	1,522,010
Willis Towers Watson PLC	27,851	3,462,158
XL Group PLC	57,247	1,906,898
		97,609,299
Real estate investment trusts - 3.1%
American Tower Corp.	85,441	9,706,952
Apartment Investment & Management
Company, Class A	31,539	1,392,762
AvalonBay Communities, Inc.	27,601	4,978,944
Boston Properties, Inc.	30,906	4,076,501
Crown Castle International Corp.	67,807	6,877,664
Digital Realty Trust, Inc.	29,563	3,222,071
Equinix, Inc.	13,977	5,419,302
Equity Residential	73,539	5,065,366
Essex Property Trust, Inc.	13,163	3,002,349
Extra Space Storage, Inc.	25,211	2,333,026
Federal Realty Investment Trust	14,275	2,363,226
General Growth Properties, Inc.	117,295	3,497,737
HCP, Inc.	93,994	3,325,508
Host Hotels & Resorts, Inc.	150,280	2,436,039
Iron Mountain, Inc.	48,119	1,916,580
Kimco Realty Corp.	84,475	2,650,826
Prologis, Inc.	105,740	5,185,490

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Public Storage	29,666	$7,582,333
Realty Income Corp.	51,860	3,597,010
Simon Property Group, Inc.	62,270	13,506,363
SL Green Realty Corp.	20,159	2,146,329
The Macerich Company	25,391	2,168,137
UDR, Inc.	53,794	1,986,074
Ventas, Inc.	68,058	4,955,984
Vornado Realty Trust	35,703	3,574,584
Welltower, Inc.	71,836	5,471,748
Weyerhaeuser Company	150,388	4,477,051
		116,915,956
Real estate management and development - 0.0%
CBRE Group, Inc., Class A (I)	58,663	1,553,396
		576,527,452
Health care - 14.6%
Biotechnology - 2.8%
AbbVie, Inc.	325,467	20,149,662
Alexion Pharmaceuticals, Inc. (I)	45,079	5,263,424
Amgen, Inc.	151,176	23,001,428
Biogen, Inc. (I)	44,079	10,659,184
Celgene Corp. (I)	155,877	15,374,149
Gilead Sciences, Inc.	268,009	22,357,311
Regeneron Pharmaceuticals, Inc. (I)	15,695	5,481,165
Vertex Pharmaceuticals, Inc. (I)	49,771	4,281,301
		106,567,624
Health care equipment and supplies - 2.7%
Abbott Laboratories	295,622	11,620,901
Baxter International, Inc.	111,124	5,025,027
Becton, Dickinson and Company	42,702	7,241,832
Boston Scientific Corp. (I)	273,061	6,381,436
C.R. Bard, Inc.	14,756	3,470,021
Danaher Corp.	120,561	12,176,661
DENTSPLY SIRONA, Inc.	46,926	2,911,289
Edwards Lifesciences Corp. (I)	42,614	4,249,894
Hologic, Inc. (I)	48,792	1,688,203
Intuitive Surgical, Inc. (I)	7,659	5,065,739
Medtronic PLC	282,961	24,552,526
St. Jude Medical, Inc.	57,203	4,461,834
Stryker Corp.	63,217	7,575,293
Varian Medical Systems, Inc. (I)	19,220	1,580,461
Zimmer Biomet Holdings, Inc.	36,079	4,343,190
		102,344,307
Health care providers and services - 2.7%
Aetna, Inc.	70,567	8,618,348
AmerisourceBergen Corp.	36,906	2,927,384
Anthem, Inc.	52,910	6,949,199
Cardinal Health, Inc.	65,552	5,113,712
Centene Corp. (I)	34,295	2,447,634
Cigna Corp.	51,618	6,606,588
DaVita HealthCare Partners, Inc. (I)	32,819	2,537,565
Express Scripts Holding Company (I)	127,329	9,651,538
HCA Holdings, Inc. (I)	60,593	4,666,267
Henry Schein, Inc. (I)	16,519	2,920,559
Humana, Inc.	29,988	5,394,241
Laboratory Corp. of America Holdings (I)	20,601	2,683,692
McKesson Corp.	45,276	8,450,765
Patterson Companies, Inc.	17,101	818,967
Quest Diagnostics, Inc.	28,462	2,317,091
UnitedHealth Group, Inc.	191,343	27,017,632

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Universal Health Services, Inc., Class B	18,061	$2,421,980
		101,543,162
Health care technology - 0.1%
Cerner Corp. (I)	60,544	3,547,878
Life sciences tools and services - 0.6%
Agilent Technologies, Inc.	65,946	2,925,365
Illumina, Inc. (I)	29,614	4,157,213
PerkinElmer, Inc.	22,077	1,157,276
Thermo Fisher Scientific, Inc.	79,180	11,699,637
Waters Corp. (I)	16,271	2,288,516
		22,228,007
Pharmaceuticals - 5.7%
Allergan PLC (I)	79,597	18,394,071
Bristol-Myers Squibb Company	335,930	24,707,652
Eli Lilly & Company	195,471	15,393,341
Endo International PLC (I)	42,287	659,254
Johnson & Johnson	553,537	67,144,038
Mallinckrodt PLC (I)	21,869	1,329,198
Merck & Company, Inc.	557,018	32,089,807
Mylan NV (I)	85,911	3,714,792
Perrigo Company PLC	28,871	2,617,734
Pfizer, Inc.	1,220,460	42,972,397
Zoetis, Inc.	91,846	4,359,011
		213,381,295
		549,612,273
Industrials - 9.6%
Aerospace and defense - 2.6%
General Dynamics Corp.	57,813	8,049,882
Honeywell International, Inc.	153,359	17,838,719
L-3 Communications Holdings, Inc.	15,536	2,278,976
Lockheed Martin Corp.	52,702	13,079,055
Northrop Grumman Corp.	36,325	8,074,321
Raytheon Company	59,776	8,126,547
Rockwell Collins, Inc.	26,194	2,230,157
Textron, Inc.	54,241	1,983,051
The Boeing Company	120,495	15,648,686
TransDigm Group, Inc. (I)	10,663	2,811,726
United Technologies Corp.	156,610	16,060,356
		96,181,476
Air freight and logistics - 0.7%
C.H. Robinson Worldwide, Inc.	28,940	2,148,795
Expeditors International of Washington, Inc.	36,602	1,794,962
FedEx Corp.	50,225	7,623,151
United Parcel Service, Inc., Class B	138,932	14,965,755
		26,532,663
Airlines - 0.5%
Alaska Air Group, Inc.	24,589	1,433,293
American Airlines Group, Inc.	116,396	3,295,171
Delta Air Lines, Inc.	155,339	5,659,000
Southwest Airlines Company	128,626	5,043,425
United Continental Holdings, Inc. (I)	67,601	2,774,345
		18,205,234
Building products - 0.1%
Allegion PLC	19,265	1,337,569
Fortune Brands Home & Security, Inc.	31,011	1,797,708
Masco Corp.	66,768	2,065,802
		5,201,079

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies - 0.4%
Cintas Corp.	17,309	$1,698,532
Pitney Bowes, Inc.	38,573	686,599
Republic Services, Inc.	47,770	2,451,079
Stericycle, Inc. (I)	17,074	1,777,745
Tyco International PLC	85,648	3,648,605
Waste Management, Inc.	83,161	5,511,079
		15,773,639
Construction and engineering - 0.1%
Fluor Corp.	28,069	1,383,240
Jacobs Engineering Group, Inc. (I)	24,215	1,206,149
Quanta Services, Inc. (I)	29,932	692,028
		3,281,417
Electrical equipment - 0.5%
Acuity Brands, Inc.	8,837	2,191,223
AMETEK, Inc.	47,146	2,179,560
Eaton Corp. PLC	92,139	5,503,462
Emerson Electric Company	129,428	6,750,964
Rockwell Automation, Inc.	26,197	3,007,940
		19,633,149
Industrial conglomerates - 2.2%
3M Company	122,060	21,375,147
General Electric Company	1,850,500	58,253,740
Roper Technologies, Inc.	20,359	3,472,431
		83,101,318
Machinery - 1.2%
Caterpillar, Inc.	117,489	8,906,841
Cummins, Inc.	31,876	3,584,137
Deere & Company	60,081	4,868,964
Dover Corp.	31,187	2,161,883
Flowserve Corp.	26,335	1,189,552
Illinois Tool Works, Inc.	65,091	6,779,879
Ingersoll-Rand PLC	51,806	3,299,006
PACCAR, Inc.	70,515	3,657,613
Parker-Hannifin Corp.	27,095	2,927,615
Pentair PLC	36,273	2,114,353
Snap-on, Inc.	11,706	1,847,441
Stanley Black & Decker, Inc.	30,207	3,359,623
Xylem, Inc.	36,016	1,608,114
		46,305,021
Professional services - 0.3%
Equifax, Inc.	23,962	3,076,721
Nielsen Holdings PLC	72,625	3,774,321
Robert Half International, Inc.	25,963	990,748
The Dun & Bradstreet Corp.	7,326	892,600
Verisk Analytics, Inc. (I)	31,121	2,523,291
		11,257,681
Road and rail - 0.8%
CSX Corp.	192,320	5,015,706
J.B. Hunt Transport Services, Inc.	17,884	1,447,352
Kansas City Southern	21,729	1,957,566
Norfolk Southern Corp.	59,511	5,066,171
Ryder System, Inc.	10,801	660,373
Union Pacific Corp.	169,243	14,766,452
		28,913,620
Trading companies and distributors - 0.2%
Fastenal Company (L)	58,130	2,580,391
United Rentals, Inc. (I)	17,813	1,195,252

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
W.W. Grainger, Inc. (L)	11,350	$2,579,288
		6,354,931
		360,741,228
Information technology - 19.3%
Communications equipment - 1.0%
Cisco Systems, Inc.	1,012,106	29,037,321
F5 Networks, Inc. (I)	13,469	1,533,311
Harris Corp.	25,089	2,093,426
Juniper Networks, Inc.	71,038	1,597,645
Motorola Solutions, Inc.	31,968	2,108,929
		36,370,632
Electronic equipment, instruments and components - 0.3%
Amphenol Corp., Class A	61,929	3,550,390
Corning, Inc.	216,814	4,440,351
FLIR Systems, Inc.	27,346	846,359
TE Connectivity, Ltd.	71,998	4,111,806
		12,948,906
Internet software and services - 4.0%
Akamai Technologies, Inc. (I)	35,335	1,976,287
Alphabet, Inc., Class A (I)	59,101	41,579,327
Alphabet, Inc., Class C (I)	59,437	41,136,348
eBay, Inc. (I)	212,851	4,982,842
Facebook, Inc., Class A (I)	465,243	53,167,970
VeriSign, Inc. (I)(L)	19,060	1,647,928
Yahoo!, Inc. (I)	175,871	6,605,715
		151,096,417
IT services - 3.6%
Accenture PLC, Class A	125,540	14,222,427
Alliance Data Systems Corp. (I)	11,881	2,327,726
Automatic Data Processing, Inc.	91,684	8,423,009
Cognizant Technology
Solutions Corp., Class A (I)	121,916	6,978,472
CSRA, Inc.	28,039	656,954
Fidelity National Information Services, Inc.	55,848	4,114,881
Fiserv, Inc. (I)	44,756	4,866,320
Global Payments, Inc.	30,986	2,211,781
IBM Corp.	177,723	26,974,797
MasterCard, Inc., Class A	195,349	17,202,433
Paychex, Inc.	64,519	3,838,881
PayPal Holdings, Inc. (I)	221,958	8,103,687
Teradata Corp. (I)	25,902	649,363
The Western Union Company	99,486	1,908,141
Total System Services, Inc.	34,001	1,805,793
Visa, Inc., Class A	383,313	28,430,325
Xerox Corp.	191,587	1,818,161
		134,533,151
Semiconductors and semiconductor equipment - 2.8%
Analog Devices, Inc.	61,790	3,499,786
Applied Materials, Inc.	219,114	5,252,163
Broadcom, Ltd.	74,635	11,598,279
First Solar, Inc. (I)	15,415	747,319
Intel Corp.	950,134	31,164,395
KLA-Tencor Corp.	31,408	2,300,636
Lam Research Corp.	32,084	2,696,981
Linear Technology Corp.	48,054	2,235,953
Microchip Technology, Inc. (L)	43,169	2,191,258
Micron Technology, Inc. (I)	209,930	2,888,637
NVIDIA Corp.	102,082	4,798,875
Qorvo, Inc. (I)	25,890	1,430,681

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
QUALCOMM, Inc.	295,551	$15,832,667
Skyworks Solutions, Inc.	38,252	2,420,587
Texas Instruments, Inc.	202,034	12,657,430
Xilinx, Inc.	51,013	2,353,230
		104,068,877
Software - 4.1%
Activision Blizzard, Inc.	102,533	4,063,383
Adobe Systems, Inc. (I)	100,668	9,642,988
Autodesk, Inc. (I)	45,191	2,446,641
CA, Inc.	59,562	1,955,420
Citrix Systems, Inc. (I)	31,209	2,499,529
Electronic Arts, Inc. (I)	60,699	4,598,556
Intuit, Inc.	51,493	5,747,134
Microsoft Corp.	1,581,840	80,942,753
Oracle Corp.	626,316	25,635,114
Red Hat, Inc. (I)	36,506	2,650,336
salesforce.com, Inc. (I)	128,153	10,176,630
Symantec Corp.	123,196	2,530,446
		152,888,930
Technology hardware, storage and peripherals - 3.5%
Apple, Inc.	1,102,260	105,376,056
EMC Corp.	393,043	10,678,978
Hewlett Packard Enterprise Company	334,467	6,110,712
HP, Inc.	344,189	4,319,572
NetApp, Inc.	57,716	1,419,236
Seagate Technology PLC (L)	60,042	1,462,623
Western Digital Corp.	56,619	2,675,814
		132,042,991
		723,949,904
Materials - 2.8%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	39,133	5,558,451
Albemarle Corp.	25,021	1,984,416
CF Industries Holdings, Inc.	46,881	1,129,832
E.I. du Pont de Nemours & Company	175,784	11,390,803
Eastman Chemical Company	29,904	2,030,482
Ecolab, Inc.	53,112	6,299,083
FMC Corp.	26,899	1,245,693
International Flavors & Fragrances, Inc.	16,043	2,022,541
LyondellBasell Industries NV, Class A	68,693	5,112,133
Monsanto Company	87,908	9,090,566
PPG Industries, Inc.	53,540	5,576,191
Praxair, Inc.	57,402	6,451,411
The Dow Chemical Company	225,953	11,232,124
The Mosaic Company	70,348	1,841,711
The Sherwin-Williams Company	15,821	4,646,153
		75,611,590
Construction materials - 0.2%
Martin Marietta Materials, Inc.	12,798	2,457,216
Vulcan Materials Company	26,839	3,230,342
		5,687,558
Containers and packaging - 0.3%
Avery Dennison Corp.	17,751	1,326,887
Ball Corp.	28,530	2,062,434
International Paper Company	82,759	3,507,326
Owens-Illinois, Inc. (I)	32,734	589,539
Sealed Air Corp.	39,826	1,830,801
WestRock Company	50,822	1,975,451
		11,292,438

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining - 0.3%
Alcoa, Inc.	264,599	$2,452,833
Freeport-McMoRan, Inc.	251,943	2,806,645
Newmont Mining Corp.	106,752	4,176,138
Nucor Corp.	63,995	3,161,993
		12,597,609
		105,189,195
Telecommunication services - 2.8%
Diversified telecommunication services - 2.8%
AT&T, Inc.	1,238,846	53,530,536
CenturyLink, Inc.	109,869	3,187,300
Frontier Communications Corp. (L)	236,146	1,166,561
Level 3 Communications, Inc. (I)	58,331	3,003,463
Verizon Communications, Inc.	820,314	45,806,334
		106,694,194
		106,694,194
Utilities - 3.5%
Electric utilities - 2.2%
Alliant Energy Corp.	45,629	1,811,471
American Electric Power Company, Inc.	98,888	6,931,060
Duke Energy Corp.	138,635	11,893,497
Edison International	65,584	5,093,909
Entergy Corp.	35,974	2,926,485
Eversource Energy	63,838	3,823,896
Exelon Corp.	185,473	6,743,798
FirstEnergy Corp.	85,429	2,982,326
NextEra Energy, Inc.	92,870	12,110,248
PG&E Corp.	99,832	6,381,261
Pinnacle West Capital Corp.	22,381	1,814,204
PPL Corp.	136,256	5,143,664
The Southern Company	188,890	10,130,171
Xcel Energy, Inc.	102,251	4,578,800
		82,364,790
Independent power and renewable electricity producers - 0.1%
AES Corp.	131,079	1,635,866
NRG Energy, Inc.	63,419	950,651
		2,586,517
Multi-utilities - 1.1%
Ameren Corp.	48,860	2,617,919
CenterPoint Energy, Inc.	86,678	2,080,272
CMS Energy Corp.	56,213	2,577,928
Consolidated Edison, Inc.	61,226	4,925,019
Dominion Resources, Inc.	124,012	9,664,255
DTE Energy Company	36,124	3,580,611
NiSource, Inc.	64,733	1,716,719
Public Service Enterprise Group, Inc.	101,817	4,745,690
SCANA Corp.	28,793	2,178,478
Sempra Energy	47,700	5,438,754
WEC Energy Group, Inc.	63,538	4,149,031
		43,674,676
Water utilities - 0.1%
American Water Works Company, Inc.	35,796	3,025,120
		131,651,103
TOTAL COMMON STOCKS (Cost $2,169,901,649)		$3,661,261,844

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 0.6%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	2,415,050	$24,167,408
TOTAL SECURITIES LENDING
COLLATERAL (Cost $24,167,954)		$24,167,408

SHORT-TERM INVESTMENTS - 2.8%
Repurchase agreement - 2.8%
Repurchase Agreement with State Street Corp.
dated 06/30/2016 at 0.030% to be
repurchased at $105,700,088 on 07/01/2016,
collateralized by $90,700,000 U.S. Treasury
Inflation Indexed Bonds, 1.375% due
02/15/2044 (valued at $107,819,625,
including interest)	$105,700,000	$105,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $105,700,000)		$105,700,000
Total Investments (500 Index Trust B)
(Cost $2,299,769,603) - 100.8%		$3,791,129,252
Other assets and liabilities, net - (0.8%)		(30,394,704)
TOTAL NET ASSETS - 100.0%		$3,760,734,548

All Cap Core Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.7%
Consumer discretionary - 10.7%
Auto components - 1.4%
American Axle &
Manufacturing Holdings, Inc. (I)	9,400	$136,113
Cooper Tire & Rubber Company	48,700	1,452,234
Visteon Corp.	37,000	2,434,970
		4,023,317
Automobiles - 0.5%
General Motors Company	52,500	1,485,750
Hotels, restaurants and leisure - 1.1%
Carnival Corp.	42,300	1,869,660
Carrols Restaurant Group, Inc. (I)	25,100	298,690
Cracker Barrel Old Country Store, Inc. (L)	1,800	308,646
Darden Restaurants, Inc.	1,900	120,346
Marriott International, Inc., Class A (L)	8,900	591,494
Panera Bread Company, Class A (I)	300	63,582
Starbucks Corp.	2,000	114,240
		3,366,658
Household durables - 0.0%
Ethan Allen Interiors, Inc.	1,000	33,040
Leisure products - 1.1%
Smith & Wesson Holding Corp. (I)	51,700	1,405,206
Sturm Ruger & Company, Inc. (L)	27,000	1,728,270
		3,133,476
Media - 2.1%
Comcast Corp., Class A	28,600	1,864,434
Omnicom Group, Inc.	16,200	1,320,138
Scholastic Corp.	3,400	134,674
The Walt Disney Company	22,600	2,210,732
Thomson Reuters Corp.	15,800	638,636
		6,168,614

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail - 4.5%
Aaron’s, Inc.	123,900	$2,712,171
Abercrombie & Fitch Company, Class A	67,200	1,196,832
GameStop Corp., Class A (L)	64,500	1,714,410
Lowe’s Companies, Inc.	14,200	1,124,214
O’Reilly Automotive, Inc. (I)	7,600	2,060,360
Outerwall, Inc. (L)	2,400	100,800
Rent-A-Center, Inc.	123,400	1,515,352
The Children’s Place, Inc.	23,300	1,868,194
The Home Depot, Inc.	6,100	778,909
		13,071,242
		31,282,097
Consumer staples - 9.0%
Beverages - 0.2%
Dr. Pepper Snapple Group, Inc.	5,900	570,117
Food and staples retailing - 1.6%
Sysco Corp.	72,700	3,688,798
Wal-Mart Stores, Inc.	14,600	1,066,092
		4,754,890
Food products - 4.6%
Campbell Soup Company	43,600	2,900,708
Dean Foods Company	195,300	3,532,977
Pilgrim’s Pride Corp.	95,800	2,440,984
Sanderson Farms, Inc. (L)	5,000	433,200
Tyson Foods, Inc., Class A	59,700	3,987,363
		13,295,232
Household products - 0.9%
Colgate-Palmolive Company	3,500	256,200
The Clorox Company	6,200	858,018
The Procter & Gamble Company	18,000	1,524,060
		2,638,278
Tobacco - 1.7%
Altria Group, Inc.	60,700	4,185,872
Philip Morris International, Inc.	7,900	803,588
		4,989,460
		26,247,977
Energy - 6.8%
Energy equipment and services - 3.0%
Atwood Oceanics, Inc. (L)	252,189	3,157,406
Diamond Offshore Drilling, Inc. (L)	151,000	3,673,830
Rowan Companies PLC, Class A	115,300	2,036,198
		8,867,434
Oil, gas and consumable fuels - 3.8%
DHT Holdings, Inc.	297,800	1,497,934
Exxon Mobil Corp.	30,600	2,868,444
Gener8 Maritime, Inc. (I)	18,400	117,760
Nordic American Tankers, Ltd. (L)	15,500	215,295
Ship Finance International, Ltd. (L)	19,700	290,378
Teekay Tankers, Ltd., Class A	20,200	60,196
Tesoro Corp.	46,700	3,498,764
Valero Energy Corp.	49,300	2,514,300
		11,063,071
		19,930,505
Financials - 17.3%
Banks - 6.0%
Banc of California, Inc.	80,400	1,455,240
Bank of America Corp.	126,800	1,682,636

All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Citigroup, Inc.	124,300	$5,269,077
Citizens Financial Group, Inc.	42,900	857,142
First BanCorp (I)	30,500	121,085
First Citizens BancShares, Inc., Class A	300	77,673
First NBC Bank Holding Company (I)	12,000	201,480
Heartland Financial USA, Inc.	13,300	469,357
Popular, Inc.	117,700	3,448,610
SunTrust Banks, Inc.	91,000	3,738,280
The Bancorp, Inc. (I)	15,600	93,912
Union Bankshares Corp.	3,300	81,543
		17,496,035
Capital markets - 1.8%
BlackRock, Inc.	8,280	2,836,148
Cohen & Steers, Inc.	5,000	202,200
INTL. FCStone, Inc. (I)	20,200	551,258
KCG Holdings, Inc., Class A (I)	13,100	174,230
OM Asset Management PLC	10,200	136,170
The Bank of New York Mellon Corp.	37,000	1,437,450
		5,337,456
Consumer finance - 0.9%
Cash America International, Inc.	20,000	852,400
Discover Financial Services	25,800	1,382,622
World Acceptance Corp. (I)(L)	6,500	296,400
		2,531,422
Diversified financial services - 0.7%
CME Group, Inc.	9,600	935,040
Intercontinental Exchange, Inc.	4,600	1,177,416
		2,112,456
Insurance - 3.9%
Alleghany Corp. (I)	2,700	1,483,866
Ambac Financial Group, Inc. (I)	23,700	390,102
Assurant, Inc.	18,600	1,605,366
Assured Guaranty, Ltd.	4,100	104,017
Cincinnati Financial Corp.	30,700	2,299,123
Markel Corp. (I)	4,037	3,846,373
Old Republic International Corp.	89,300	1,722,597
		11,451,444
Real estate investment trusts - 3.3%
Annaly Capital Management, Inc.	334,800	3,706,236
Chimera Investment Corp.	40,700	638,990
Equity Residential	40,900	2,817,192
MFA Financial, Inc.	89,900	653,573
Public Storage	3,400	869,006
WP Carey, Inc.	12,000	833,040
		9,518,037
Real estate management and development - 0.6%
Altisource Portfolio Solutions SA (I)(L)	65,600	1,826,304
Thrifts and mortgage finance - 0.1%
MGIC Investment Corp. (I)	48,600	289,170
		50,562,324
Health care - 16.0%
Biotechnology - 3.6%
Amgen, Inc.	33,300	5,066,595
Five Prime Therapeutics, Inc. (I)	3,200	132,320
Gilead Sciences, Inc.	59,800	4,988,516
PDL BioPharma, Inc.	140,100	439,914
United Therapeutics Corp. (I)	300	31,776
		10,659,121

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies - 1.7%
Baxter International, Inc.	84,700	$3,830,134
C.R. Bard, Inc.	4,400	1,034,704
		4,864,838
Health care providers and services - 4.7%
Aetna, Inc.	34,000	4,152,420
Anthem, Inc.	900	118,206
Centene Corp. (I)	48,685	3,474,648
Cigna Corp.	23,400	2,994,966
Express Scripts Holding Company (I)	8,800	667,040
Magellan Health Services, Inc. (I)	5,700	374,889
UnitedHealth Group, Inc.	13,400	1,892,080
		13,674,249
Life sciences tools and services - 0.7%
Cambrex Corp. (I)	2,300	118,979
Charles River
Laboratories International, Inc. (I)	13,100	1,079,964
PRA Health Sciences, Inc. (I)	9,700	405,072
Waters Corp. (I)	3,300	464,145
		2,068,160
Pharmaceuticals - 5.3%
Bristol-Myers Squibb Company	1,300	95,615
Johnson & Johnson	66,700	8,090,710
Merck & Company, Inc.	98,900	5,697,629
Pfizer, Inc.	49,100	1,728,811
		15,612,765
		46,879,133
Industrials - 12.0%
Aerospace and defense - 2.7%
General Dynamics Corp.	7,000	974,680
Huntington Ingalls Industries, Inc.	7,200	1,209,816
Northrop Grumman Corp.	1,900	422,332
Raytheon Company	3,100	421,445
Spirit AeroSystems Holdings, Inc., Class A (I)	36,600	1,573,800
The Boeing Company	24,400	3,168,828
		7,770,901
Airlines - 2.9%
Alaska Air Group, Inc.	4,800	279,792
American Airlines Group, Inc.	95,200	2,695,112
Hawaiian Holdings, Inc. (I)	49,300	1,871,428
United Continental Holdings, Inc. (I)	89,900	3,689,496
		8,535,828
Building products - 0.4%
Armstrong Flooring, Inc. (I)	3,600	61,020
Insteel Industries, Inc.	2,000	57,180
Masonite International Corp. (I)	2,000	132,280
Owens Corning	4,700	242,144
Universal Forest Products, Inc.	4,400	407,836
USG Corp. (I)	12,200	328,912
		1,229,372
Commercial services and supplies - 0.4%
Waste Management, Inc.	18,000	1,192,860
Construction and engineering - 1.2%
Argan, Inc.	34,200	1,426,824
Comfort Systems USA, Inc.	65,400	2,130,078
		3,556,902
Electrical equipment - 0.3%
Emerson Electric Company	18,400	959,744

All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
EnerSys	500	$29,735
		989,479
Industrial conglomerates - 0.3%
Carlisle Companies, Inc.	6,700	708,056
General Electric Company	5,200	163,696
		871,752
Machinery - 2.5%
AGCO Corp.	11,400	537,282
Douglas Dynamics, Inc.	7,100	182,683
FreightCar America, Inc.	10,300	144,715
Global Brass & Copper Holdings, Inc.	18,900	515,781
Illinois Tool Works, Inc.	2,600	270,816
Parker-Hannifin Corp.	500	54,025
The Greenbrier Companies, Inc. (L)	107,600	3,134,388
Wabash National Corp. (I)	198,900	2,526,030
		7,365,720
Professional services - 1.1%
Insperity, Inc.	12,700	980,821
ManpowerGroup, Inc.	35,000	2,251,900
		3,232,721
Trading companies and distributors - 0.2%
HD Supply Holdings, Inc. (I)	14,300	497,926
		35,243,461
Information technology - 19.7%
Communications equipment - 1.1%
Cisco Systems, Inc.	20,400	585,276
Comtech Telecommunications Corp.	2,400	30,816
NETGEAR, Inc. (I)	40,400	1,920,616
Ubiquiti Networks, Inc. (I)(L)	16,200	626,292
		3,163,000
Electronic equipment, instruments and components - 0.5%
Sanmina Corp. (I)	60,000	1,608,600
Internet software and services - 1.1%
Alphabet, Inc., Class A (I)	1,415	995,495
Alphabet, Inc., Class C (I)	1,698	1,175,186
EarthLink Holdings Corp.	147,200	942,080
Monster Worldwide, Inc. (I)	52,300	124,997
NIC, Inc.	4,300	94,342
		3,332,100
IT services - 5.6%
Accenture PLC, Class A	22,000	2,492,380
Automatic Data Processing, Inc.	2,000	183,740
CSG Systems International, Inc.	4,100	165,271
Fiserv, Inc. (I)	7,500	815,475
IBM Corp.	35,500	5,388,190
Leidos Holdings, Inc.	29,400	1,407,378
MasterCard, Inc., Class A	30,200	2,659,412
NeuStar, Inc., Class A (I)(L)	111,600	2,623,716
Paychex, Inc.	2,000	119,000
The Hackett Group, Inc.	26,600	368,942
Total System Services, Inc.	3,200	169,952
		16,393,456
Semiconductors and semiconductor equipment - 3.2%
Intel Corp.	56,900	1,866,320
KLA-Tencor Corp.	20,500	1,501,625
Linear Technology Corp.	23,900	1,112,067
MKS Instruments, Inc.	16,600	714,796

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
NVIDIA Corp.	82,200	$3,864,222
Photronics, Inc. (I)	20,000	178,200
		9,237,230
Software - 4.1%
Adobe Systems, Inc. (I)	13,400	1,283,586
CA, Inc.	8,000	262,640
Mentor Graphics Corp.	4,500	95,670
Microsoft Corp.	127,507	6,524,533
Symantec Corp.	188,900	3,880,006
		12,046,435
Technology hardware, storage and peripherals - 4.1%
Apple, Inc.	66,582	6,365,239
Hewlett Packard Enterprise Company	9,900	180,873
HP, Inc.	291,400	3,657,070
Western Digital Corp.	40,100	1,895,126
		12,098,308
		57,879,129
Materials - 2.8%
Chemicals - 2.7%
Air Products & Chemicals, Inc.	2,900	411,916
LyondellBasell Industries NV, Class A	35,500	2,641,910
The Dow Chemical Company	23,200	1,153,272
The Sherwin-Williams Company	1,600	469,872
Trinseo SA (L)	72,200	3,099,546
		7,776,516
Containers and packaging - 0.1%
AEP Industries, Inc.	5,400	434,484
		8,211,000
Telecommunication services - 1.5%
Diversified telecommunication services - 1.0%
CenturyLink, Inc.	13,700	397,437
Cincinnati Bell, Inc. (I)	50,600	231,242
FairPoint Communications, Inc. (I)(L)	13,800	202,584
IDT Corp., Class B	10,900	154,671
Verizon Communications, Inc.	38,400	2,144,256
		3,130,190
Wireless telecommunication services - 0.5%
Telephone & Data Systems, Inc.	45,100	1,337,666
United States Cellular Corp. (I)	1,400	54,978
		1,392,644
		4,522,834
Utilities - 2.9%
Electric utilities - 1.9%
Edison International	15,300	1,188,351
Entergy Corp.	9,300	756,555
Exelon Corp.	69,500	2,527,020
FirstEnergy Corp.	3,400	118,694
MGE Energy, Inc.	1,300	73,470
PPL Corp.	25,800	973,950
		5,638,040
Multi-utilities - 1.0%
Consolidated Edison, Inc.	13,800	1,110,072
MDU Resources Group, Inc.	55,800	1,339,200

All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Public Service Enterprise Group, Inc.	9,800	$456,778
		2,906,050
		8,544,090
TOTAL COMMON STOCKS (Cost $280,939,691)		$289,302,550
SECURITIES LENDING COLLATERAL - 7.5%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	2,202,704	22,042,459
TOTAL SECURITIES LENDING
COLLATERAL (Cost $22,042,973)		$22,042,459
SHORT-TERM INVESTMENTS - 1.2%
Money market funds - 1.2%
State Street Institutional Liquid Reserves Fund,
Premier Class, 0.4706% (Y)	3,441,000	$3,441,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,441,000)		$3,441,000
Total Investments (All Cap Core Trust)
(Cost $306,423,664) - 107.4%		$314,786,009
Other assets and liabilities, net - (7.4%)		(21,610,057)
TOTAL NET ASSETS - 100.0%		$293,175,952

Alpha Opportunities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 92.9%
Consumer discretionary - 11.6%
Auto components - 0.4%
Delphi Automotive PLC	39,719	$2,486,409
Automobiles - 0.3%
Fiat Chrysler Automobiles NV	17,954	110,515
Harley-Davidson, Inc. (L)	40,643	1,841,128
		1,951,643
Diversified consumer services - 0.3%
Kroton Educacional SA	14,500	61,389
LifeLock, Inc. (I)	27,201	430,048
New Oriental Education & Technology
Group, Inc., ADR	32,885	1,377,224
The Honest Company, Inc. (I)(R)	3,841	170,925
		2,039,586
Hotels, restaurants and leisure - 1.6%
Aramark	19,042	636,384
China Lodging Group, Ltd., ADR	826	30,091
Chipotle Mexican Grill, Inc. (I)	3,079	1,240,098
Dave & Buster’s Entertainment, Inc. (I)	3,162	147,950
Las Vegas Sands Corp.	5,942	258,418
McDonald’s Corp.	26,438	3,181,549
Panera Bread Company, Class A (I)	20,043	4,247,913
Star Entertainment Group, Ltd.	42,189	171,909
Texas Roadhouse, Inc.	3,302	150,571
		10,064,883
Household durables - 1.5%
Harman International Industries, Inc.	15,544	1,116,370
NVR, Inc. (I)	3,168	5,640,117
PulteGroup, Inc.	118,575	2,311,027

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Zojirushi Corp.	2,500	$47,504
		9,115,018
Internet and catalog retail - 2.8%
Amazon.com, Inc. (I)	10,398	7,441,017
Expedia, Inc.	31,430	3,341,009
The Priceline Group, Inc. (I)	3,142	3,922,504
TripAdvisor, Inc. (I)	7,764	499,225
Wayfair, Inc., Class A (I)(L)	59,690	2,327,910
		17,531,665
Leisure products - 0.0%
Hasbro, Inc.	1,748	146,815
Media - 0.6%
Comcast Corp., Class A	27,268	1,777,601
DISH Network Corp., Class A (I)	13,473	705,985
Sky PLC	112,595	1,279,466
		3,763,052
Multiline retail - 0.1%
Dollar General Corp.	642	60,348
Dollar Tree, Inc. (I)	646	60,879
Nordstrom, Inc. (L)	14,099	536,467
		657,694
Specialty retail - 2.7%
Advance Auto Parts, Inc.	34,680	5,605,328
AutoZone, Inc. (I)	262	207,986
CarMax, Inc. (I)	15,384	754,278
Jand, Inc., Class A (I)(R)	3,495	39,424
Lowe’s Companies, Inc.	33,765	2,673,175
O’Reilly Automotive, Inc. (I)	762	206,578
Restoration Hardware Holdings, Inc. (I)(L)	12,601	361,397
Signet Jewelers, Ltd.	5,986	493,306
The Home Depot, Inc.	26,489	3,382,380
The TJX Companies, Inc.	42,260	3,263,740
Tractor Supply Company	1,631	148,715
		17,136,307
Textiles, apparel and luxury goods - 1.3%
Kate Spade & Company (I)	20,296	418,301
NIKE, Inc., Class B	97,116	5,360,803
Pandora A/S	1,740	236,987
Ralph Lauren Corp.	3,682	329,981
Samsonite International SA	559,838	1,550,114
		7,896,186
		72,789,258
Consumer staples - 7.0%
Beverages - 2.2%
Dr. Pepper Snapple Group, Inc.	2,174	210,074
Molson Coors Brewing Company, Class B	9,934	1,004,625
Monster Beverage Corp. (I)	32,149	5,166,666
PepsiCo, Inc.	35,809	3,793,605
The Coca-Cola Company	82,963	3,760,713
		13,935,683
Food and staples retailing - 1.7%
Ain Holdings, Inc.	2,235	173,362
Costco Wholesale Corp.	62,430	9,804,007
Sundrug Company, Ltd.	1,594	149,668
Whole Foods Market, Inc.	11,620	372,072
		10,499,109

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products - 1.1%
ConAgra Foods, Inc.	13,009	$621,960
Greencore Group PLC	444,594	1,829,661
MEIJI Holdings Company, Ltd.	2,842	292,030
Mondelez International, Inc., Class A	15,165	690,159
Nomad Foods, Ltd. (I)	116,772	931,841
Post Holdings, Inc. (I)	8,317	687,733
The Hershey Company	19,195	2,178,441
TreeHouse Foods, Inc. (I)	893	91,666
		7,323,491
Household products - 0.9%
Colgate-Palmolive Company	63,708	4,663,426
Reckitt Benckiser Group PLC	4,978	499,152
The Clorox Company	1,521	210,491
The Procter & Gamble Company	1,448	122,602
		5,495,671
Personal products - 0.3%
Beiersdorf AG	2,977	281,846
LG Household & Health Care, Ltd.	1,375	1,342,763
The Estee Lauder Companies, Inc., Class A	3,812	346,968
		1,971,577
Tobacco - 0.8%
Altria Group, Inc.	2,287	157,712
British American Tobacco PLC	71,312	4,623,086
Reynolds American, Inc.	2,982	160,819
		4,941,617
		44,167,148
Energy - 6.3%
Energy equipment and services - 0.9%
Baker Hughes, Inc.	65,808	2,969,915
Ensco PLC, Class A	77,600	753,496
Halliburton Company	45,470	2,059,336
		5,782,747
Oil, gas and consumable fuels - 5.4%
Anadarko Petroleum Corp.	47,716	2,540,877
Chevron Corp.	34,858	3,654,164
Cobalt International Energy, Inc. (I)	135,820	181,999
EOG Resources, Inc.	17,413	1,452,592
Golar LNG, Ltd. (L)	65,814	1,020,117
Hess Corp.	27,716	1,665,732
Imperial Oil, Ltd.	96,145	3,034,336
Karoon Gas Australia, Ltd. (I)	245,674	239,876
Marathon Oil Corp.	36,004	540,420
Newfield Exploration Co. (I)	42,361	1,871,509
Occidental Petroleum Corp.	48,911	3,695,715
Petroleo Brasileiro SA, ADR (I)(L)	129,159	924,778
Pioneer Natural Resources Company	43,977	6,649,762
Suncor Energy, Inc.	160,880	4,461,202
World Fuel Services Corp.	43,294	2,056,032
		33,989,111
		39,771,858
Financials - 16.9%
Banks - 5.6%
Bank of America Corp.	372,174	4,938,749
Citigroup, Inc.	97,606	4,137,518
Cullen/Frost Bankers, Inc.	4,468	284,746
First Citizens BancShares, Inc., Class A	3,065	793,559
First Republic Bank	23,298	1,630,627

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Grupo Financiero Banorte SAB
de CV, Series O	7,200	$40,240
HDFC Bank, Ltd.	69,074	1,402,837
Itau Unibanco Holding SA, ADR	110,232	1,040,590
JPMorgan Chase & Co.	64,513	4,008,838
M&T Bank Corp.	41,537	4,910,920
The PNC Financial Services Group, Inc.	99,968	8,136,396
Wells Fargo & Company	79,925	3,782,850
		35,107,870
Capital markets - 1.2%
BlackRock, Inc.	18,152	6,217,605
Legg Mason, Inc.	15,000	442,350
Nihon M&A Center, Inc.	3,534	229,536
Partners Group Holding AG	362	155,141
SEI Investments Company	12,836	617,540
		7,662,172
Consumer finance - 0.7%
American Express Company	57,063	3,467,148
LendingClub Corp. (I)(L)	62,487	268,694
OneMain Holdings, Inc. (I)	2,905	66,292
Santander Consumer USA Holdings, Inc. (I)	15,961	164,877
Synchrony Financial (I)	18,130	458,326
		4,425,337
Diversified financial services - 1.6%
Berkshire Hathaway, Inc., Class B (I)	17,518	2,536,431
Cerved Information Solutions SpA	144,694	1,139,950
FactSet Research Systems, Inc.	14,662	2,366,740
Hong Kong Exchanges & Clearing, Ltd.	4,579	111,570
MarketAxess Holdings, Inc.	3,022	439,399
Markit, Ltd. (I)(L)	28,340	923,886
Moody’s Corp.	7,474	700,389
MSCI, Inc.	8,976	692,229
Nasdaq, Inc.	2,524	163,227
S&P Global, Inc.	7,110	762,619
		9,836,440
Insurance - 5.9%
Alleghany Corp. (I)	2,578	1,416,817
American International Group, Inc.	77,232	4,084,800
Assured Guaranty, Ltd.	24,259	615,451
Chubb, Ltd.	68,069	8,897,299
Fairfax Financial Holdings, Ltd.	5,487	2,955,238
Markel Corp. (I)	6,021	5,736,688
Marsh & McLennan Companies, Inc.	64,520	4,417,039
MetLife, Inc.	101,709	4,051,069
PICC Property & Casualty Company, Ltd.,
H Shares	416,000	655,884
Reinsurance Group of America, Inc.	24,611	2,387,021
White Mountains Insurance Group, Ltd.	2,191	1,844,822
		37,062,128
Real estate investment trusts - 1.6%
American Tower Corp.	43,923	4,990,092
Education Realty Trust, Inc.	2,006	92,557
Equinix, Inc.	6,305	2,444,638
Federal Realty Investment Trust	1,559	258,092
Kennedy Wilson Europe Real Estate PLC	149,212	1,915,997
Regency Centers Corp.	1,827	152,975
Weingarten Realty Investors	3,725	152,055
		10,006,406

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate management and development - 0.2%
BR Malls Participacoes SA	257,930	$1,031,784
Relo Holdings, Inc.	1,935	342,481
WeWork Companies, Inc., Class A (I)(R)	2,554	128,191
		1,502,456
Thrifts and mortgage finance - 0.1%
MGIC Investment Corp. (I)	47,570	283,042
		105,885,851
Health care - 15.1%
Biotechnology - 1.0%
Actelion, Ltd. (I)	583	98,176
Alder Biopharmaceuticals, Inc. (I)(L)	19,901	496,928
Biogen, Inc. (I)	7,562	1,828,643
Coherus Biosciences, Inc. (I)(L)	38,518	650,569
Genmab A/S (I)	615	112,144
Portola Pharmaceuticals, Inc. (I)	30,875	728,650
Regeneron Pharmaceuticals, Inc. (I)	6,580	2,297,933
		6,213,043
Health care equipment and supplies - 3.3%
ABIOMED, Inc. (I)	4,300	469,947
Align Technology, Inc. (I)	28,536	2,298,575
Becton, Dickinson and Company	13,225	2,242,828
BioMerieux SA	2,007	271,948
Boston Scientific Corp. (I)	13,995	327,063
Corindus Vascular Robotics, Inc. (I)(L)	511,899	732,016
Danaher Corp.	21,411	2,162,511
DexCom, Inc. (I)	49,247	3,906,765
Edwards Lifesciences Corp. (I)	7,224	720,450
Hologic, Inc. (I)	32,777	1,134,084
Intuitive Surgical, Inc. (I)	971	642,229
Medtronic PLC	57,742	5,010,273
Senseonics Holdings, Inc. (I)(L)	140,844	553,517
		20,472,206
Health care providers and services - 1.6%
Acadia Healthcare Company, Inc. (I)	18,963	1,050,550
Cardinal Health, Inc.	43,642	3,404,512
Laboratory Corp. of America Holdings (I)	18,980	2,472,525
UnitedHealth Group, Inc.	19,612	2,769,214
		9,696,801
Health care technology - 0.4%
athenahealth, Inc. (I)(L)	18,484	2,550,977
CareView Communications, Inc. (I)	1,138,737	159,423
		2,710,400
Life sciences tools and services - 0.0%
Charles River
Laboratories International, Inc. (I)	1,438	118,549
Lonza Group AG (I)	552	91,694
		210,243
Pharmaceuticals - 8.8%
Allergan PLC (I)	43,778	10,116,658
AstraZeneca PLC, ADR (L)	25,451	768,366
Bristol-Myers Squibb Company	229,524	16,881,490
Eisai Company, Ltd.	35,927	2,006,023
Johnson & Johnson	67,678	8,209,341
Merck & Company, Inc.	142,933	8,234,370
Mylan NV (I)	44,019	1,903,382
Ono Pharmaceutical Company, Ltd.	55,545	2,419,600
Shionogi & Company, Ltd.	4,679	255,782

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
TherapeuticsMD, Inc. (I)	543,103	$4,616,376
		55,411,388
		94,714,081
Industrials - 13.8%
Aerospace and defense - 2.0%
Honeywell International, Inc.	56,923	6,621,283
Lockheed Martin Corp.	12,440	3,087,235
Raytheon Company	1,611	219,015
TransDigm Group, Inc. (I)	2,134	562,714
United Technologies Corp.	21,178	2,171,804
		12,662,051
Air freight and logistics - 1.3%
FedEx Corp.	14,532	2,205,667
United Parcel Service, Inc., Class B	46,540	5,013,289
XPO Logistics, Inc. (I)(L)	46,253	1,214,604
		8,433,560
Airlines - 0.4%
American Airlines Group, Inc.	16,022	453,583
Spirit Airlines, Inc. (I)	27,529	1,235,226
United Continental Holdings, Inc. (I)	12,297	504,669
		2,193,478
Building products - 1.2%
Builders FirstSource, Inc. (I)	44,741	503,336
Fortune Brands Home & Security, Inc.	53,319	3,090,902
Lennox International, Inc.	27,500	3,921,500
		7,515,738
Commercial services and supplies - 1.2%
Cintas Corp.	11,936	1,171,280
Clean Harbors, Inc. (I)	88,614	4,617,676
UniFirst Corp.	8,663	1,002,482
Waste Connections, Inc.	9,562	688,942
		7,480,380
Electrical equipment - 0.9%
Eaton Corp. PLC	43,310	2,586,906
Generac Holdings, Inc. (I)(L)	77,040	2,693,318
Zumtobel Group AG	20,903	254,435
		5,534,659
Industrial conglomerates - 0.6%
3M Company	20,351	3,563,867
General Electric Company	4,072	128,187
		3,692,054
Machinery - 2.0%
Allison Transmission Holdings, Inc.	80,721	2,278,754
IDEX Corp.	38,079	3,126,286
Nordson Corp.	2,222	185,781
PACCAR, Inc.	41,426	2,148,767
The Middleby Corp. (I)	40,036	4,614,149
		12,353,737
Professional services - 0.0%
IHS, Inc., Class A (I)	2,249	260,007
Road and rail - 3.6%
AMERCO	4,327	1,620,678
Canadian National Railway Company	83,238	4,915,227
DSV A/S	39,011	1,640,339
Genesee & Wyoming, Inc., Class A (I)	55,078	3,246,848
Hertz Global Holdings, Inc. (I)	373,741	4,137,313

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Swift Transportation Company (I)(L)	17,720	$273,065
Union Pacific Corp.	78,004	6,805,849
		22,639,319
Trading companies and distributors - 0.6%
Fastenal Company (L)	33,445	1,484,624
MonotarRO Company, Ltd.	4,903	162,098
MSC Industrial Direct Company, Inc., Class A	28,897	2,038,972
		3,685,694
Transportation infrastructure - 0.0%
Macquarie Infrastructure Corp.	1,394	103,226
		86,553,903
Information technology - 15.8%
Communications equipment - 1.0%
Cisco Systems, Inc.	132,246	3,794,138
Motorola Solutions, Inc.	35,075	2,313,898
ParkerVision, Inc. (I)(L)	76,590	240,493
		6,348,529
Electronic equipment, instruments and components - 0.1%
Arrow Electronics, Inc. (I)	10,963	678,610
Universal Display Corp. (I)	1,534	104,005
		782,615
Internet software and services - 4.9%
Alibaba Group Holding, Ltd., ADR (I)	50,198	3,992,247
Alphabet, Inc., Class A (I)	398	280,005
Alphabet, Inc., Class C (I)	9,105	6,301,571
Apigee Corp. (I)	16,804	205,345
Auto Trader Group PLC (S)	25,020	118,277
CoStar Group, Inc. (I)	22,967	5,021,964
Envestnet, Inc. (I)	22,551	751,174
Facebook, Inc., Class A (I)	51,183	5,849,193
Gogo, Inc. (I)(L)	60,701	509,281
Match Group, Inc. (I)(L)	13,599	205,005
NAVER Corp.	120	74,342
NetEase, Inc., ADR	511	98,735
Quotient Technology, Inc. (I)(L)	77,649	1,041,273
Tencent Holdings, Ltd.	107,582	2,467,895
Twitter, Inc. (I)	19,088	322,778
United Internet AG	29,000	1,205,498
Zillow Group, Inc., Class A (I)(L)	10,840	397,286
Zillow Group, Inc., Class C (I)(L)	48,722	1,767,634
		30,609,503
IT services - 1.5%
Accenture PLC, Class A	26,935	3,051,466
Alliance Data Systems Corp. (I)	4,620	905,150
Automatic Data Processing, Inc.	35,644	3,274,614
Blackhawk Network Holdings, Inc. (I)	17,224	576,832
Global Payments, Inc.	11,385	812,661
Paychex, Inc.	7,580	451,010
Paysafe Group PLC (I)	18,750	97,795
		9,169,528
Semiconductors and semiconductor equipment - 3.7%
Broadcom, Ltd.	1,868	290,287
Cypress Semiconductor Corp.	12,769	134,713
First Solar, Inc. (I)	20,231	980,799
Intel Corp.	98,239	3,222,239
Lam Research Corp.	28,817	2,422,357
Mellanox Technologies, Ltd. (I)	11,104	532,548
Microchip Technology, Inc.	4,043	205,223

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Micron Technology, Inc. (I)	329,212	$4,529,957
Monolithic Power Systems, Inc.	1,312	89,636
NXP Semiconductors NV (I)	45,619	3,573,792
Qorvo, Inc. (I)	45,867	2,534,610
Skyworks Solutions, Inc.	45,047	2,850,574
Sumco Corp.	110,686	709,084
SunPower Corp. (I)(L)	64,126	993,312
		23,069,131
Software - 4.4%
Activision Blizzard, Inc.	3,918	155,270
Adobe Systems, Inc. (I)	8,636	827,242
Autodesk, Inc. (I)	6,081	329,225
Cadence Design Systems, Inc. (I)	27,813	675,856
Citrix Systems, Inc. (I)	1,727	138,315
Electronic Arts, Inc. (I)	2,777	210,386
Fair Isaac Corp.	1,408	159,118
Guidewire Software, Inc. (I)	4,114	254,081
Microsoft Corp.	181,711	9,298,152
Mobileye NV (I)(L)	78,352	3,615,161
Nintendo Company, Ltd.	2,667	383,245
ServiceNow, Inc. (I)	27,943	1,855,415
Splunk, Inc. (I)	16,091	871,810
SS&C Technologies Holdings, Inc.	119,552	3,357,020
Take-Two Interactive Software, Inc. (I)	2,415	91,577
The Sage Group PLC	18,174	157,088
Workday, Inc., Class A (I)	68,910	5,145,510
		27,524,471
Technology hardware, storage and peripherals - 0.2%
Pure Storage, Inc., Class A (I)(L)	27,784	302,846
Samsung Electronics Company, Ltd.	904	1,125,797
Stratasys, Ltd. (I)	69	1,579
		1,430,222
		98,933,999
Materials - 3.8%
Chemicals - 2.0%
CF Industries Holdings, Inc.	135,891	3,274,973
Platform Specialty Products Corp. (I)(L)	249,801	2,218,233
Praxair, Inc.	28,811	3,238,068
Syngenta AG (I)	4,303	1,651,502
The Sherwin-Williams Company	6,303	1,851,002
		12,233,778
Construction materials - 0.2%
Buzzi Unicem SpA	89,706	1,572,008
Containers and packaging - 0.5%
AptarGroup, Inc.	1,888	149,397
Ball Corp.	22,603	1,633,971
Bemis Company, Inc.	1,884	97,007
RPC Group PLC	11,761	123,096
Silgan Holdings, Inc.	25,931	1,334,409
		3,337,880
Metals and mining - 0.2%
Agnico Eagle Mines, Ltd.	3,494	186,929
Franco-Nevada Corp.	7,278	553,420
Franco-Nevada Corp.	2,503	190,378
Goldcorp, Inc.	8,012	153,270
Randgold Resources, Ltd., ADR	1,278	143,187
		1,227,184

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Paper and forest products - 0.9%
Louisiana-Pacific Corp. (I)	103,928	$1,803,151
Norbord, Inc.	188,442	3,684,388
		5,487,539
		23,858,389
Telecommunication services - 0.6%
Diversified telecommunication services - 0.5%
AT&T, Inc.	7,768	335,655
Verizon Communications, Inc.	50,509	2,820,423
		3,156,078
Wireless telecommunication services - 0.1%
NTT DOCOMO, Inc.	14,543	392,203
		3,548,281
Utilities - 2.0%
Electric utilities - 0.8%
Avangrid, Inc.	18,173	837,048
NextEra Energy, Inc.	31,333	4,085,823
PG&E Corp.	1,891	120,873
The Southern Company	2,818	151,129
		5,194,873
Gas utilities - 0.3%
UGI Corp.	35,683	1,614,656
Independent power and renewable electricity producers - 0.1%
Calpine Corp. (I)	45,533	671,612
Pattern Energy Group, Inc. (L)	9,785	224,761
		896,373
Multi-utilities - 0.8%
Dominion Resources, Inc.	59,814	4,661,305
		12,367,207
TOTAL COMMON STOCKS (Cost $541,433,983)		$582,589,975

PREFERRED SECURITIES - 2.3%
Consumer discretionary - 0.1%
Diversified consumer services - 0.1%
The Honest Company, Inc. (I)(R)	8,963	398,854
Specialty retail - 0.0%
Jand, Inc., Series D (I)(R)	7,805	86,636
		485,490
Financials - 0.3%
Capital markets - 0.1%
Forward Venture (I)(R)	14,346	472,844
Real estate management and development - 0.2%
Redfin Corp. (I)(R)	78,202	253,374
WeWork Companies, Inc., Series D1 (I)(R)	12,694	637,140
WeWork Companies, Inc., Series D2 (I)(R)	9,974	500,618
		1,391,132
		1,863,976
Industrials - 0.1%
Electrical equipment - 0.1%
Lithium Technology Corp. (I)(R)	118,631	529,094
Information technology - 1.8%
Electronic equipment, instruments and components - 0.1%
Veracode, Inc. (I)(R)	18,712	384,719
Internet software and services - 1.2%
DocuSign, Inc., Series B (I)(R)	865	14,169

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Internet software and services (continued)
DocuSign, Inc., Series B1 (I)(R)	259	$4,242
DocuSign, Inc., Series D (I)(R)	621	10,172
DocuSign, Inc., Series E (I)(R)	16,071	263,243
DocuSign, Inc., Series F (I)(R)	2,107	34,513
Dropbox, Inc., Series C (I)(R)	10,895	115,269
Lookout, Inc., Series F (I)(R)	25,174	189,057
Uber Technologies, Inc. (I)(R)	142,224	6,936,577
		7,567,242
Software - 0.5%
Birst, Inc., Series F (I)(R)	46,072	241,417
Cloudera, Inc., Series F (I)(R)	15,771	323,621
DraftKings, Inc., Series C (I)(R)	75,450	154,673
Essence Group Holdings Corp. (I)(R)	203,629	458,165
MarkLogic Corp., Series F (I)(R)	30,839	314,249
Nutanix, Inc. (I)(R)	32,127	415,081
Pinterest, Inc., Series G (I)(R)	162,095	987,159
Zuora, Inc., Series F (I)(R)	99,899	368,627
		3,262,992
		11,214,953
TOTAL PREFERRED SECURITIES (Cost $8,602,474)		$14,093,513

CORPORATE BONDS - 0.0%
Information technology - 0.0%
DraftKings, Inc.
5.000%, 12/23/2016 (R)	$48,473	$48,473
TOTAL CORPORATE BONDS (Cost $48,473)		$48,473

EXCHANGE-TRADED FUNDS - 0.5%
SPDR S&P 500 ETF Trust	15,846	3,320,212
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,302,592)		$3,320,212

SECURITIES LENDING COLLATERAL - 3.9%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	2,443,746	24,454,566
TOTAL SECURITIES LENDING
COLLATERAL (Cost $24,455,071)		$24,454,566

SHORT-TERM INVESTMENTS - 4.6%
Repurchase agreement - 4.6%
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/30/2016 at 0.410% to
be repurchased at $28,700,327 on
07/01/2016, collateralized by $28,197,000
U.S. Treasury Notes, 1.750% due
01/31/2023 (valued at $29,274,058,
including interest)	$28,700,000	$28,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $28,700,000)		$28,700,000
Total Investments (Alpha Opportunities Trust)
(Cost $606,542,593) - 104.2%		$653,206,739
Other assets and liabilities, net - (4.2%)		(26,103,957)
TOTAL NET ASSETS - 100.0%		$627,102,782

American Asset Allocation Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	71,892,906	$1,510,469,961
TOTAL INVESTMENT COMPANIES (Cost $1,062,975,169)		$1,510,469,961
Total Investments (American Asset Allocation Trust)
(Cost $1,062,975,169) - 100.0%		$1,510,469,961
Other assets and liabilities, net - 0.0%		124,863
TOTAL NET ASSETS - 100.0%		$1,510,594,824

American Global Growth Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 99.9%
American Funds Insurance Series - 99.9%
American Global Growth Fund - Class 1	9,277,623	$215,704,733
TOTAL INVESTMENT COMPANIES (Cost $230,290,653)		$215,704,733
Total Investments (American Global Growth Trust)
(Cost $230,290,653) - 99.9%		$215,704,733
Other assets and liabilities, net - 0.1%		180,362
TOTAL NET ASSETS - 100.0%		$215,885,095

American Growth Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	13,861,854	$865,534,139
TOTAL INVESTMENT COMPANIES (Cost $746,084,188)		$865,534,139
Total Investments (American Growth Trust)
(Cost $746,084,188) - 100.0%		$865,534,139
Other assets and liabilities, net - 0.0%		(38,012)
TOTAL NET ASSETS - 100.0%		$865,496,127

American Growth-Income Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	25,336,975	$1,053,004,668
TOTAL INVESTMENT COMPANIES (Cost $959,939,323)		$1,053,004,668
Total Investments (American Growth-Income Trust)
(Cost $959,939,323) - 100.0%		$1,053,004,668
Other assets and liabilities, net - 0.0%		9,015
TOTAL NET ASSETS - 100.0%		$1,053,013,683

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

American International Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	30,800,050	$501,116,815
TOTAL INVESTMENT COMPANIES (Cost $502,010,958)		$501,116,815
Total Investments (American International Trust)
(Cost $502,010,958) - 100.0%		$501,116,815
Other assets and liabilities, net - 0.0%		(27,151)
TOTAL NET ASSETS - 100.0%		$501,089,664

American New World Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American New World Fund - Class 1	3,858,531	$74,469,648
TOTAL INVESTMENT COMPANIES (Cost $84,310,336)		$74,469,648
Total Investments (American New World Trust)
(Cost $84,310,336) - 100.0%		$74,469,648
Other assets and liabilities, net - 0.0%		(18,271)
TOTAL NET ASSETS - 100.0%		$74,451,377

Blue Chip Growth Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.5%
Consumer discretionary - 26.4%
Auto components - 0.5%
Delphi Automotive PLC	86,900	$5,439,940
Johnson Controls, Inc.	49,100	2,173,166
		7,613,106
Automobiles - 0.7%
Ferrari NV (I)(L)	12,800	523,904
Tesla Motors, Inc. (I)(L)	49,983	10,610,391
		11,134,295
Hotels, restaurants and leisure - 3.6%
Carnival Corp.	22,400	990,080
Hilton Worldwide Holdings, Inc.	536,622	12,090,094
Las Vegas Sands Corp.	26,300	1,143,787
Marriott International, Inc., Class A (L)	101,429	6,740,972
McDonald’s Corp.	1,300	156,442
MGM Resorts International (I)	339,800	7,689,674
Norwegian Cruise Line Holdings, Ltd. (I)	167,700	6,681,168
Royal Caribbean Cruises, Ltd. (L)	119,900	8,051,285
Starbucks Corp.	196,400	11,218,368
Yum! Brands, Inc.	15,200	1,260,384
		56,022,254
Internet and catalog retail - 13.4%
Amazon.com, Inc. (I)	179,789	128,660,604
Ctrip.com International, Ltd., ADR (I)(L)	122,000	5,026,400
JD.com, Inc., ADR (I)	31,300	664,499
Netflix, Inc. (I)	183,000	16,740,840

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet and catalog retail (continued)
The Priceline Group, Inc. (I)	43,900	$54,805,199
		205,897,542
Media - 0.8%
Charter Communications, Inc., Class A (I)	21,149	4,835,507
Comcast Corp., Class A	2,400	156,456
The Walt Disney Company	57,800	5,653,996
Time Warner, Inc.	16,500	1,213,410
		11,859,369
Multiline retail - 0.5%
Dollar General Corp.	78,600	7,388,400
Specialty retail - 5.8%
AutoZone, Inc. (I)	12,800	10,161,152
L Brands, Inc.	1,700	114,121
Lowe’s Companies, Inc.	306,700	24,281,439
O’Reilly Automotive, Inc. (I)	67,900	18,407,690
Ross Stores, Inc.	156,000	8,843,640
The Home Depot, Inc.	137,100	17,506,299
Tractor Supply Company	99,300	9,054,174
		88,368,515
Textiles, apparel and luxury goods - 1.1%
Coach, Inc.	21,500	875,910
Hanesbrands, Inc.	300,100	7,541,513
NIKE, Inc., Class B	144,600	7,981,920
		16,399,343
		404,682,824
Consumer staples - 3.3%
Beverages - 0.7%
Constellation Brands, Inc., Class A	35,000	5,789,000
Molson Coors Brewing Company, Class B	22,300	2,255,199
Monster Beverage Corp. (I)	12,600	2,024,946
		10,069,145
Food and staples retailing - 1.9%
Costco Wholesale Corp.	19,800	3,109,392
CVS Health Corp.	89,900	8,607,026
The Kroger Company	10,000	367,900
Walgreens Boots Alliance, Inc.	208,100	17,328,487
		29,412,805
Food products - 0.2%
Mondelez International, Inc., Class A	49,500	2,252,745
The Kraft Heinz Company	15,000	1,327,200
		3,579,945
Personal products - 0.1%
The Estee Lauder Companies, Inc., Class A	15,100	1,374,402
Tobacco - 0.4%
Philip Morris International, Inc.	55,100	5,604,772
		50,041,069
Financials - 7.9%
Banks - 0.3%
Citigroup, Inc.	33,000	1,398,870
JPMorgan Chase & Co.	40,000	2,485,600
		3,884,470
Capital markets - 3.2%
Ameriprise Financial, Inc.	43,251	3,886,102
BlackRock, Inc.	8,600	2,945,758
Morgan Stanley	689,400	17,910,612
Northern Trust Corp.	22,789	1,509,999

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
State Street Corp.	108,007	$5,823,737
TD Ameritrade Holding Corp.	475,700	13,545,558
The Bank of New York Mellon Corp.	106,200	4,125,870
		49,747,636
Diversified financial services - 1.5%
CME Group, Inc.	16,100	1,568,140
Intercontinental Exchange, Inc.	74,460	19,058,782
S&P Global, Inc.	21,000	2,252,460
		22,879,382
Insurance - 0.8%
Aon PLC	10,000	1,092,300
Chubb, Ltd.	16,200	2,117,502
Marsh & McLennan Companies, Inc.	111,500	7,633,290
Willis Towers Watson PLC	17,800	2,212,718
		13,055,810
Real estate investment trusts - 2.1%
American Tower Corp.	269,138	30,576,768
Equinix, Inc.	3,500	1,357,055
		31,933,823
		121,501,121
Health care - 24.8%
Biotechnology - 5.4%
Alexion Pharmaceuticals, Inc. (I)	151,700	17,712,492
Biogen, Inc. (I)	46,400	11,220,448
Celgene Corp. (I)	230,500	22,734,215
Gilead Sciences, Inc.	9,500	792,490
Incyte Corp. (I)	22,100	1,767,558
Regeneron Pharmaceuticals, Inc. (I)	17,700	6,181,371
Shire PLC, ADR	48,487	8,925,487
Vertex Pharmaceuticals, Inc. (I)	152,000	13,075,040
		82,409,101
Health care equipment and supplies - 6.4%
Becton, Dickinson and Company	83,900	14,228,601
Danaher Corp.	511,226	51,633,826
DENTSPLY SIRONA, Inc.	12,500	775,500
Hologic, Inc. (I)	2,700	93,420
Intuitive Surgical, Inc. (I)	21,900	14,484,879
Medtronic PLC	18,311	1,588,845
Stryker Corp.	123,179	14,760,540
		97,565,611
Health care providers and services - 6.8%
Aetna, Inc.	145,594	17,781,395
Anthem, Inc.	74,200	9,745,428
Cardinal Health, Inc.	61,600	4,805,416
Cigna Corp.	33,700	4,313,263
Henry Schein, Inc. (I)	39,700	7,018,960
Humana, Inc.	43,400	7,806,792
McKesson Corp.	128,100	23,909,865
UnitedHealth Group, Inc.	203,900	28,790,680
		104,171,799
Life sciences tools and services - 1.6%
Agilent Technologies, Inc.	44,000	1,951,840
Thermo Fisher Scientific, Inc.	155,100	22,917,576
		24,869,416
Pharmaceuticals - 4.6%
Allergan PLC (I)	117,798	27,221,940
Bristol-Myers Squibb Company	413,100	30,383,505

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Eli Lilly & Company	121,600	$9,576,000
Pfizer, Inc.	4,400	154,924
Zoetis, Inc.	82,700	3,924,942
		71,261,311
		380,277,238
Industrials - 6.6%
Aerospace and defense - 1.9%
Northrop Grumman Corp.	18,900	4,201,092
Raytheon Company	10,200	1,386,690
Rockwell Collins, Inc.	13,300	1,132,362
Textron, Inc.	58,400	2,135,104
The Boeing Company	153,800	19,974,006
		28,829,254
Air freight and logistics - 0.7%
FedEx Corp.	69,000	10,472,820
Airlines - 1.7%
Alaska Air Group, Inc.	93,200	5,432,628
American Airlines Group, Inc.	547,200	15,491,232
Delta Air Lines, Inc.	60,300	2,196,729
United Continental Holdings, Inc. (I)	67,300	2,761,992
		25,882,581
Industrial conglomerates - 0.4%
Roper Technologies, Inc.	38,900	6,634,784
Machinery - 0.4%
Pentair PLC	31,400	1,830,306
Wabtec Corp.	55,400	3,890,742
		5,721,048
Professional services - 0.1%
IHS, Inc., Class A (I)	13,200	1,526,052
Road and rail - 1.4%
Canadian Pacific Railway, Ltd.	73,200	9,427,428
J.B. Hunt Transport Services, Inc.	89,100	7,210,863
Kansas City Southern	54,200	4,882,878
Union Pacific Corp.	10,400	907,400
		22,428,569
		101,495,108
Information technology - 29.5%
Internet software and services - 14.5%
Alibaba Group Holding, Ltd., ADR (I)	260,261	20,698,557
Alphabet, Inc., Class A (I)	51,966	36,559,640
Alphabet, Inc., Class C (I)	91,498	63,325,766
Baidu, Inc., ADR (I)	47,400	7,828,110
Facebook, Inc., Class A (I)	615,208	70,305,970
Tencent Holdings, Ltd.	1,027,200	23,563,628
		222,281,671
IT services - 6.9%
Cognizant Technology
Solutions Corp., Class A (I)	22,800	1,305,072
Fidelity National Information Services, Inc.	20,300	1,495,704
Fiserv, Inc. (I)	159,500	17,342,435
FleetCor Technologies, Inc. (I)	6,000	858,780
MasterCard, Inc., Class A	421,300	37,099,678
PayPal Holdings, Inc. (I)	120,400	4,395,804
Visa, Inc., Class A	573,600	42,543,912
		105,041,385

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment - 0.8%
Broadcom, Ltd.	33,700	$5,236,980
NXP Semiconductors NV (I)	90,700	7,105,438
		12,342,418
Software - 6.5%
Activision Blizzard, Inc.	120,100	4,759,563
Electronic Arts, Inc. (I)	97,200	7,363,872
Intuit, Inc.	8,300	926,363
Microsoft Corp.	721,800	36,934,506
Red Hat, Inc. (I)	113,987	8,275,456
salesforce.com, Inc. (I)	346,700	27,531,447
ServiceNow, Inc. (I)	155,600	10,331,840
Workday, Inc., Class A (I)	35,300	2,635,851
		98,758,898
Technology hardware, storage and peripherals - 0.8%
Apple, Inc.	132,800	12,695,680
		451,120,052
Materials - 1.0%
Chemicals - 1.0%
Ashland, Inc.	30,600	3,511,962
E.I. du Pont de Nemours & Company	2,300	149,040
Ecolab, Inc.	15,000	1,779,000
PPG Industries, Inc.	20,100	2,093,415
The Sherwin-Williams Company	24,100	7,077,447
		14,610,864
Containers and packaging - 0.0%
Ball Corp.	8,600	621,694
		15,232,558
TOTAL COMMON STOCKS (Cost $1,057,595,067)		$1,524,349,970

SECURITIES LENDING COLLATERAL - 1.6%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	2,444,261	24,459,722
TOTAL SECURITIES LENDING
COLLATERAL (Cost $24,460,363)		$24,459,722

SHORT-TERM INVESTMENTS - 0.5%
Money market funds - 0.5%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2499% (Y)	1,133,703	$1,133,703
T. Rowe Price Prime Reserve
Fund, 0.3204% (Y)	6,328,764	6,328,764
		7,462,467
TOTAL SHORT-TERM INVESTMENTS (Cost $7,462,467)		$7,462,467
Total Investments (Blue Chip Growth Trust)
(Cost $1,089,517,897) - 101.6%		$1,556,272,159
Other assets and liabilities, net - (1.6%)		(24,853,539)
TOTAL NET ASSETS - 100.0%		$1,531,418,620

Capital Appreciation Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.8%
Consumer discretionary - 29.5%
Automobiles - 1.1%
Tesla Motors, Inc. (I)(L)	44,105	$9,362,606
Hotels, restaurants and leisure - 4.6%
Marriott International, Inc., Class A (L)	229,809	15,273,106
McDonald’s Corp.	85,018	10,231,066
Starbucks Corp.	246,132	14,059,060
		39,563,232
Internet and catalog retail - 9.7%
Amazon.com, Inc. (I)	72,807	52,102,145
Netflix, Inc. (I)	173,812	15,900,322
The Priceline Group, Inc. (I)	12,330	15,392,895
		83,395,362
Media - 2.9%
The Walt Disney Company	154,343	15,097,832
Time Warner, Inc.	139,544	10,262,066
		25,359,898
Specialty retail - 7.5%
Industria de Diseno Textil SA	601,642	20,211,530
O’Reilly Automotive, Inc. (I)	66,148	17,932,723
The Home Depot, Inc.	106,633	13,615,968
The TJX Companies, Inc.	166,659	12,871,075
		64,631,296
Textiles, apparel and luxury goods - 3.7%
adidas AG	48,996	7,033,336
Lululemon Athletica, Inc. (I)(L)	91,515	6,759,298
NIKE, Inc., Class B	323,759	17,871,497
		31,664,131
		253,976,525
Consumer staples - 5.6%
Beverages - 2.3%
Constellation Brands, Inc., Class A	40,453	6,690,926
Monster Beverage Corp. (I)	81,731	13,134,989
		19,825,915
Food and staples retailing - 3.3%
Costco Wholesale Corp.	88,914	13,963,055
The Kroger Company	383,453	14,107,236
		28,070,291
		47,896,206
Energy - 2.2%
Energy equipment and services - 0.9%
Halliburton Company	70,365	3,186,831
Schlumberger, Ltd.	56,360	4,456,949
		7,643,780
Oil, gas and consumable fuels - 1.3%
Concho Resources, Inc. (I)	91,697	10,936,701
		18,580,481
Financials - 3.3%
Capital markets - 0.6%
Morgan Stanley	192,850	5,010,243
Diversified financial services - 1.3%
S&P Global, Inc.	103,943	11,148,926
Real estate investment trusts - 1.4%
American Tower Corp.	111,832	12,705,234
		28,864,403

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care - 14.8%
Biotechnology - 7.9%
Alexion Pharmaceuticals, Inc. (I)	88,528	$10,336,529
Biogen, Inc. (I)	24,452	5,912,983
BioMarin Pharmaceutical, Inc. (I)	52,363	4,073,841
Celgene Corp. (I)	174,392	17,200,283
Regeneron Pharmaceuticals, Inc. (I)	29,172	10,187,738
Shire PLC, ADR	93,433	17,199,147
Vertex Pharmaceuticals, Inc. (I)	38,335	3,297,577
		68,208,098
Life sciences tools and services - 0.8%
Illumina, Inc. (I)	48,765	6,845,631
Pharmaceuticals - 6.1%
Allergan PLC (I)	71,566	16,538,187
Bristol-Myers Squibb Company	303,439	22,317,938
Novo Nordisk A/S, ADR	250,548	13,474,471
		52,330,596
		127,384,325
Industrials - 2.2%
Aerospace and defense - 1.6%
The Boeing Company	105,545	13,707,129
Industrial conglomerates - 0.6%
General Electric Company	172,672	5,435,715
		19,142,844
Information technology - 39.0%
Communications equipment - 0.9%
Palo Alto Networks, Inc. (I)	66,009	8,095,344
Internet software and services - 13.6%
Alibaba Group Holding, Ltd., ADR (I)	215,997	17,178,241
Alphabet, Inc., Class A (I)	27,985	19,688,287
Alphabet, Inc., Class C (I)	28,447	19,688,169
Facebook, Inc., Class A (I)	320,274	36,600,913
Tencent Holdings, Ltd.	1,044,627	23,963,397
		117,119,007
IT services - 7.2%
FleetCor Technologies, Inc. (I)	70,540	10,096,390
MasterCard, Inc., Class A	261,340	23,013,600
Visa, Inc., Class A	396,415	29,402,101
		62,512,091
Semiconductors and semiconductor equipment - 2.7%
NVIDIA Corp.	154,941	7,283,776
NXP Semiconductors NV (I)	124,154	9,726,224
QUALCOMM, Inc.	112,879	6,046,928
		23,056,928
Software - 10.6%
Adobe Systems, Inc. (I)	208,795	20,000,473
Atlassian Corp. PLC, Class A (I)	13,265	343,564
Microsoft Corp.	376,711	19,276,302
Red Hat, Inc. (I)	188,052	13,652,575
salesforce.com, Inc. (I)	254,507	20,210,401
Splunk, Inc. (I)	148,581	8,050,119
Workday, Inc., Class A (I)	128,592	9,601,965
		91,135,399
Technology hardware, storage and peripherals - 4.0%
Apple, Inc.	359,473	34,365,619
		336,284,388

Capital Appreciation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Materials - 0.2%
Chemicals - 0.2%
Albemarle Corp.	23,260	$1,844,751
TOTAL COMMON STOCKS (Cost $646,873,303)		$833,973,923

SECURITIES LENDING COLLATERAL - 2.3%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	1,996,943	19,983,408
TOTAL SECURITIES LENDING
COLLATERAL (Cost $19,983,987)		$19,983,408

SHORT-TERM INVESTMENTS - 2.5%
Repurchase agreement - 2.5%
Repurchase Agreement with State Street Corp.
dated 06/30/2016 at 0.030% to be
repurchased at $20,882,017 on 07/01/2016,
collateralized by $21,015,000 U.S. Treasury
Notes, 1.125% due 03/31/2020 (valued at
$21,303,956, including interest)	$20,882,000	$20,882,000
TOTAL SHORT-TERM INVESTMENTS (Cost $20,882,000)		$20,882,000
Total Investments (Capital Appreciation Trust)
(Cost $687,739,290) - 101.6%		$874,839,331
Other assets and liabilities, net - (1.6%)		(13,377,155)
TOTAL NET ASSETS - 100.0%		$861,462,176

Capital Appreciation Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 60.2%
Consumer discretionary - 7.3%
Auto components - 0.9%
Johnson Controls, Inc.	76,300	$3,377,038
Hotels, restaurants and leisure - 0.4%
Compass Group PLC	29,311	557,653
Hilton Worldwide Holdings, Inc.	41,981	945,832
		1,503,485
Internet and catalog retail - 1.3%
Amazon.com, Inc. (I)	7,100	5,080,901
Media - 2.2%
Comcast Corp., Class A	70,900	4,621,971
Liberty Global PLC LiLAC, Series C (I)	7,457	242,267
Liberty Global PLC, Series C (I)	118,157	3,385,198
		8,249,436
Specialty retail - 2.5%
AutoZone, Inc. (I)	7,900	6,271,336
Lowe’s Companies, Inc.	36,800	2,913,456
O’Reilly Automotive, Inc. (I)	1,400	379,540
		9,564,332
		27,775,192
Consumer staples - 5.1%
Beverages - 1.0%
PepsiCo, Inc.	30,835	3,266,660
SABMiller PLC	10,114	589,839
		3,856,499

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food and staples retailing - 0.7%
CVS Health Corp.	25,900	$2,479,666
Food products - 1.3%
Mondelez International, Inc., Class A	106,977	4,868,523
Tobacco - 2.1%
Altria Group, Inc.	31,400	2,165,344
Philip Morris International, Inc.	58,400	5,940,448
		8,105,792
		19,310,480
Energy - 0.6%
Oil, gas and consumable fuels - 0.6%
Canadian Natural Resources, Ltd.	75,600	2,330,748
Financials - 11.9%
Capital markets - 4.1%
Affiliated Managers Group, Inc. (I)	15,103	2,126,049
BlackRock, Inc.	7,600	2,603,228
Julius Baer Group, Ltd. (I)	28,515	1,147,680
State Street Corp.	25,700	1,385,744
The Bank of New York Mellon Corp.	209,500	8,139,075
		15,401,776
Insurance - 6.9%
Marsh & McLennan Companies, Inc.	277,300	18,983,958
Willis Towers Watson PLC	56,693	7,047,507
		26,031,465
Real estate investment trusts - 0.9%
American Tower Corp.	31,500	3,578,715
		45,011,956
Health care - 18.3%
Biotechnology - 0.3%
Biogen, Inc. (I)	4,673	1,130,025
Health care equipment and supplies - 7.5%
Abbott Laboratories	183,600	7,217,316
Becton, Dickinson and Company	42,412	7,192,651
Danaher Corp.	137,974	13,935,374
		28,345,341
Health care providers and services - 3.4%
Aetna, Inc.	48,100	5,874,453
Humana, Inc.	10,237	1,841,432
UnitedHealth Group, Inc.	37,400	5,280,880
		12,996,765
Life sciences tools and services - 4.1%
PerkinElmer, Inc.	76,000	3,983,920
Thermo Fisher Scientific, Inc.	77,500	11,451,400
		15,435,320
Pharmaceuticals - 3.0%
Allergan PLC (I)	3,300	762,597
Pfizer, Inc.	138,781	4,886,479
Zoetis, Inc.	118,791	5,637,821
		11,286,897
		69,194,348
Industrials - 5.7%
Aerospace and defense - 0.4%
The Boeing Company	12,000	1,558,440
Commercial services and supplies - 1.7%
Tyco International PLC	154,000	6,560,400

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electrical equipment - 0.7%
AMETEK, Inc.	20,500	$947,715
Sensata Technologies Holding NV (I)	45,498	1,587,425
		2,535,140
Industrial conglomerates - 0.7%
Roper Technologies, Inc.	15,000	2,558,400
Machinery - 1.3%
IDEX Corp.	11,300	927,730
Pentair PLC	64,470	3,757,956
		4,685,686
Professional services - 0.9%
Capita PLC	124,780	1,607,854
IHS, Inc., Class A (I)	16,700	1,930,687
		3,538,541
		21,436,607
Information technology - 8.3%
Internet software and services - 1.4%
Alphabet, Inc., Class A (I)	1,300	914,589
Alphabet, Inc., Class C (I)	6,413	4,438,437
		5,353,026
IT services - 3.2%
Fiserv, Inc. (I)	53,100	5,773,563
FleetCor Technologies, Inc. (I)	14,905	2,133,353
Visa, Inc., Class A	55,000	4,079,350
		11,986,266
Semiconductors and semiconductor equipment - 0.3%
Texas Instruments, Inc.	16,300	1,021,195
Software - 2.4%
Microsoft Corp.	178,800	9,149,196
Technology hardware, storage and peripherals - 1.0%
Apple, Inc.	39,600	3,785,760
		31,295,443
Materials - 0.6%
Chemicals - 0.6%
LyondellBasell Industries NV, Class A	31,291	2,328,676
Telecommunication services - 0.7%
Diversified telecommunication services - 0.7%
SBA Communications Corp., Class A (I)	23,705	2,558,718
Utilities - 1.7%
Electric utilities - 1.7%
PG&E Corp.	94,300	6,027,656
Xcel Energy, Inc.	4,900	219,422
		6,247,078
		6,247,078
TOTAL COMMON STOCKS (Cost $194,193,288)		$227,489,246

PREFERRED SECURITIES - 1.8%
Financials - 1.3%
Banks - 0.6%
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	15,000	391,650
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	14,000	431,200
Wells Fargo & Company, Series L, 7.500%	1,000	1,299,200
		2,122,050

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Capital markets - 0.1%
State Street Corp., 6.000%	10,000	$279,000
State Street Corp., 5.350%	5,000	134,200
The Charles Schwab Corp., 5.950%	1,000	26,840
		440,040
Real estate investment trusts - 0.6%
American Tower Corp., 5.500%	19,873	2,232,135
		4,794,225
Utilities - 0.5%
Electric utilities - 0.5%
SCE Trust I, 5.625%	20,000	530,600
SCE Trust II, 5.100%	1,920	50,208
SCE Trust III (5.750% to 03/15/2024, then
3 month LIBOR + 2.990%)	20,615	597,835
SCE Trust IV (5.375 to 09/15/2025, then
3 month LIBOR + 3.132%)	30,000	836,100
		2,014,743
		2,014,743
TOTAL PREFERRED SECURITIES (Cost $6,126,390)		$6,808,968

CORPORATE BONDS - 19.7%
Consumer discretionary - 4.0%
Amazon.com, Inc.
2.600%, 12/05/2019	$465,000	$485,094
American Honda Finance Corp.
0.950%, 05/05/2017	250,000	249,934
AutoZone, Inc.
1.625%, 04/21/2019	50,000	50,260
2.500%, 04/15/2021	155,000	157,862
CCO Holdings LLC
6.625%, 01/31/2022	875,000	923,125
Cedar Fair LP
5.250%, 03/15/2021	400,000	409,822
Cequel Communications Holdings I LLC
6.375%, 09/15/2020 (S)	400,000	404,500
Charter Communications Operating LLC
3.579%, 07/23/2020 (S)	150,000	156,831
DISH DBS Corp.
4.625%, 07/15/2017	325,000	330,688
Ford Motor Credit Company LLC
1.181%, 09/08/2017 (P)	525,000	523,382
1.250%, 12/06/2017 (P)	825,000	820,730
1.461%, 03/27/2017	1,395,000	1,397,472
1.724%, 12/06/2017	275,000	275,589
2.145%, 01/09/2018	360,000	363,153
2.375%, 03/12/2019	375,000	380,260
2.597%, 11/04/2019	500,000	511,540
4.250%, 02/03/2017	200,000	203,196
6.625%, 08/15/2017	200,000	211,108
Hilton Worldwide Finance LLC
5.625%, 10/15/2021	100,000	103,500
L Brands, Inc.
6.625%, 04/01/2021	730,000	821,250
6.900%, 07/15/2017	550,000	583,275
7.000%, 05/01/2020	125,000	141,250
8.500%, 06/15/2019	250,000	290,000
Lamar Media Corp.
5.875%, 02/01/2022	175,000	182,000
Levi Strauss & Company
6.875%, 05/01/2022	475,000	504,094
McDonald’s Corp.
2.100%, 12/07/2018	45,000	46,052

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Sirius XM Radio, Inc.
5.750%, 08/01/2021 (S)	$400,000	$415,500
5.875%, 10/01/2020 (S)	50,000	51,750
Six Flags Entertainment Corp.
5.250%, 01/15/2021 (S)	625,000	644,531
Time Warner Cable, Inc.
5.850%, 05/01/2017	259,000	268,112
Unitymedia GmbH
6.125%, 01/15/2025 (S)	750,000	768,675
Unitymedia Hessen GmbH & Company
KG
5.500%, 01/15/2023 (S)	500,000	502,500
Virgin Media Secured Finance PLC
5.250%, 01/15/2026 (S)	400,000	387,500
5.375%, 04/15/2021 (S)	1,327,500	1,360,688
Yum! Brands, Inc.
3.750%, 11/01/2021	175,000	171,500
3.875%, 11/01/2020	50,000	50,813
		15,147,536
Consumer staples - 1.0%
Anheuser-Busch InBev Finance, Inc.
1.897%, 02/01/2021 (P)	360,000	370,917
1.900%, 02/01/2019	300,000	305,087
2.650%, 02/01/2021	155,000	160,620
B&G Foods, Inc.
4.625%, 06/01/2021	200,000	200,000
Beverage Packaging Holdings
Luxembourg II SA
5.625%, 12/15/2016 (S)	125,000	125,313
PepsiCo, Inc.
1.250%, 04/30/2018	125,000	125,668
Rite Aid Corp.
6.750%, 06/15/2021	1,200,000	1,263,000
9.250%, 03/15/2020	600,000	633,108
The Kroger Company
2.000%, 01/15/2019	105,000	106,709
Walgreens Boots Alliance, Inc.
1.750%, 05/30/2018	300,000	302,312
		3,592,734
Energy - 4.4%
Canadian Natural Resources, Ltd.
1.750%, 01/15/2018	185,000	183,381
Chevron Corp.
1.365%, 03/02/2018	390,000	392,142
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023	1,725,000	1,730,750
6.500%, 01/15/2022	725,000	742,219
7.000%, 01/15/2021	1,725,000	1,772,438
Diamondback Energy, Inc.
7.625%, 10/01/2021	325,000	343,281
EQT Corp.
4.875%, 11/15/2021	1,570,000	1,669,604
6.500%, 04/01/2018	315,000	328,205
8.125%, 06/01/2019	483,000	532,118
Matador Resources Company
6.875%, 04/15/2023	200,000	204,000
MPLX LP
4.500%, 07/15/2023 (S)	2,425,000	2,351,273
4.875%, 12/01/2024 (S)	200,000	194,917
5.500%, 02/15/2023 (S)	1,075,000	1,092,290
ONEOK Partners LP
2.000%, 10/01/2017	140,000	139,808

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Range Resources Corp.
4.875%, 05/15/2025	$425,000	$404,813
5.000%, 08/15/2022 to 03/15/2023	1,525,000	1,433,188
5.750%, 06/01/2021	610,000	596,275
Shell International Finance BV
1.080%, 05/11/2020 (P)	810,000	799,370
Targa Resources Partners LP
4.125%, 11/15/2019	150,000	148,500
4.250%, 11/15/2023	525,000	471,188
5.250%, 05/01/2023	750,000	708,750
6.875%, 02/01/2021	550,000	559,625
		16,798,135
Financials - 1.8%
American Tower Corp.
3.300%, 02/15/2021	320,000	333,859
CBRE Services, Inc.
5.000%, 03/15/2023	75,000	77,653
Crown Castle International Corp.
4.875%, 04/15/2022	950,000	1,043,290
5.250%, 01/15/2023	1,475,000	1,655,393
HUB International, Ltd.
7.875%, 10/01/2021 (S)	900,000	864,000
9.250%, 02/15/2021 (S)	50,000	52,250
Iron Mountain, Inc.
6.000%, 10/01/2020 (S)	550,000	580,250
JPMorgan Chase & Co. (5.300% to
05/01/2020, then 3 month
LIBOR + 3.800%)
05/01/2020 (Q)	970,000	966,363
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	140,000	142,852
3.300%, 03/14/2023	65,000	67,866
National Rural Utilities Cooperative
Finance Corp.
0.950%, 04/24/2017	120,000	120,013
State Street Corp. (5.250% to 09/15/2020,
then 3 month LIBOR + 3.597%)
09/15/2020 (Q)	435,000	446,963
The Bank of New York Mellon Corp.
(4.950% to 06/20/2020, then 3 month
LIBOR + 3.420%)
06/20/2020 (Q)	450,000	451,688
		6,802,440
Health care - 2.3%
Becton, Dickinson and Company
1.800%, 12/15/2017	315,000	317,592
2.675%, 12/15/2019	305,000	313,702
Centene Corp.
5.750%, 06/01/2017	200,000	204,000
DaVita HealthCare Partners, Inc.
5.750%, 08/15/2022	1,800,000	1,883,250
Eli Lilly & Company
1.250%, 03/01/2018	310,000	312,328
Fresenius Medical
Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	825,000	894,605
5.875%, 01/31/2022 (S)	400,000	438,500
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (S)	75,000	83,250
HCA, Inc.
3.750%, 03/15/2019	200,000	207,000
4.250%, 10/15/2019	50,000	52,125

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
HCA, Inc. (continued)
6.500%, 02/15/2020	$1,050,000	$1,164,188
8.000%, 10/01/2018	450,000	501,750
Johnson & Johnson
1.125%, 11/21/2017	170,000	170,920
Medtronic, Inc.
1.500%, 03/15/2018	290,000	292,575
2.500%, 03/15/2020	275,000	285,230
Pfizer, Inc.
1.200%, 06/01/2018	950,000	954,718
Teleflex, Inc.
4.875%, 06/01/2026	125,000	125,938
UnitedHealth Group, Inc.
1.400%, 12/15/2017	230,000	231,240
WellCare Health Plans, Inc.
5.750%, 11/15/2020	200,000	206,500
		8,639,411
Industrials - 1.2%
Case New Holland Industrial, Inc.
7.875%, 12/01/2017	25,000	26,875
Caterpillar Financial Services Corp.
1.250%, 11/06/2017	250,000	250,941
2.250%, 12/01/2019	225,000	231,653
CNH Industrial Capital LLC
3.250%, 02/01/2017	600,000	603,750
3.625%, 04/15/2018	680,000	680,000
6.250%, 11/01/2016	850,000	860,625
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 01/08/2018	205,047	205,047
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 05/10/2021	121,166	138,432
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 10/11/2025	213,086	225,338
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 06/17/2021	102,398	115,464
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 10/15/2020	83,672	89,111
Fortive Corporation
1.800%, 06/15/2019 (S)	40,000	40,257
Trinity Acquisition PLC
4.400%, 03/15/2026	270,000	282,052
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 10/22/2024	172,687	193,842
US Airways 2010-1 Class B Pass
Through Trust
8.500%, 10/22/2018	31,754	32,945
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 12/03/2026	19,907	21,203
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 12/03/2022	63,573	68,023
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 05/15/2027	217,886	229,869

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 05/15/2023		$67,999	$69,784
Xylem, Inc.
4.875%, 10/01/2021		60,000	65,426
			4,430,637
Information technology - 1.3%
Amphenol Corp.
1.550%, 09/15/2017		130,000	130,040
Fiserv, Inc.
2.700%, 06/01/2020		330,000	341,672
Harris Corp.
1.999%, 04/27/2018		130,000	130,662
NXP BV
3.500%, 09/15/2016 (S)		200,000	200,207
3.750%, 06/01/2018 (S)		1,825,000	1,861,500
5.750%, 02/15/2021 (S)		925,000	960,844
SS&C Technologies Holdings, Inc.
5.875%, 07/15/2023		375,000	381,563
Visa, Inc.
1.200%, 12/14/2017		1,060,000	1,066,583
			5,073,071
Materials - 0.3%
Cytec Industries, Inc.
3.950%, 05/01/2025		545,000	543,396
Ecolab, Inc.
2.000%, 01/14/2019		205,000	207,674
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020		200,000	206,584
6.875%, 02/15/2021		150,000	154,500
			1,112,154
Telecommunication services - 2.9%
SBA Communications Corp.
4.875%, 07/15/2022		275,000	272,938
5.625%, 10/01/2019		575,000	593,688
SBA Telecommunications, Inc.
5.750%, 07/15/2020		1,300,000	1,339,000
T-Mobile USA, Inc.
6.542%, 04/28/2020		1,424,000	1,468,500
6.625%, 11/15/2020		550,000	567,188
Telesat Canada
6.000%, 05/15/2017 (S)		775,000	773,547
UPC Holding BV
6.375%, 09/15/2022 (S)	EUR	300,000	352,076
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		$2,385,000	2,486,363
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)		3,037,500	3,159,000
			11,012,300
Utilities - 0.5%
AmeriGas Finance LLC
7.000%, 05/20/2022		200,000	211,124
Berkshire Hathaway Energy Company
2.400%, 02/01/2020		260,000	267,084
CMS Energy Corp.
6.550%, 07/17/2017		170,000	178,985
8.750%, 06/15/2019		80,000	96,432
Dominion Resources, Inc.
2.962%, 07/01/2019		65,000	66,172
Southern California Gas Company
3.200%, 06/15/2025		250,000	268,363

Capital Appreciation Value Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Suburban Propane Partners LP
7.375%, 08/01/2021		$125,000	$130,078
The Southern Company
1.550%, 07/01/2018		435,000	437,845
1.850%, 07/01/2019		230,000	232,910
Virginia Electric & Power Company
3.150%, 01/15/2026		125,000	132,039
			2,021,032
TOTAL CORPORATE BONDS (Cost $74,277,498)			$74,629,450

TERM LOANS (M) - 3.6%
Consumer discretionary - 0.6%
Charter Communications Operating LLC
3.000%, 07/01/2020		315,250	313,132
3.000%, 01/04/2021		281,639	279,615
Hilton Worldwide Finance LLC
3.500%, 10/26/2020		555,921	555,767
Kasima LLC
3.250%, 05/17/2021		43,566	43,403
Yum! Brands, Inc.
3.192%, 06/16/2023		1,275,000	1,276,594
			2,468,511
Consumer staples - 0.5%
Jacobs Douwe Egberts BV
4.250%, 07/02/2022	EUR	112,386	124,857
4.250%, 07/02/2022		$665,326	665,326
Pinnacle Foods Finance LLC
3.250%, 04/29/2020		486,250	485,237
3.250%, 04/29/2020		650,065	649,253
			1,924,673
Financials - 0.3%
HUB International, Ltd.
4.000%, 10/02/2020		1,046,750	1,029,304
Health care - 0.3%
DaVita HealthCare Partners, Inc.
3.500%, 06/24/2021		1,233,327	1,233,583
Information technology - 0.4%
Kronos, Inc.
4.500%, 10/30/2019		589,617	587,529
9.750%, 04/30/2020		650,000	652,709
NXP BV
3.750%, 12/07/2020		106,640	106,773
			1,347,011
Telecommunication services - 1.5%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019		2,895,968	2,619,391
Telesat Canada
3.500%, 03/28/2019		684,885	680,034
4.700%, 03/28/2017	CAD	101,250	77,978
4.950%, 03/26/2019		483,750	371,782
UPC Financing Partnership
3.344%, 06/30/2021		2,000,000	1,947,500
			5,696,685
TOTAL TERM LOANS (Cost $14,202,413)			$13,699,767

ASSET BACKED SECURITIES - 0.2%
DB Master Finance LLC, Series 2015-1A,
Class A2I
3.262%, 02/20/2045 (S)		$222,188	$224,254

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Taco Bell Funding LLC, Series 2016-1A,
Class A2I
3.832%, 05/25/2046 (S)	$400,000	$404,880
Wendys Funding LLC, Series 2015-1A,
Class A2I
3.371%, 06/15/2045 (S)	267,975	269,449
TOTAL ASSET BACKED SECURITIES (Cost $890,163)		$898,583

SHORT-TERM INVESTMENTS - 12.4%
Money market funds - 12.2%
T. Rowe Price Prime Reserve
Fund, 0.3204% (Y)	46,029,876	$46,029,876
Repurchase agreement - 0.2%
Repurchase Agreement with State
Street Corp. dated 06/30/2016 at 0.030%
to be repurchased at $675,001 on
07/01/2016, collateralized by $665,000
U.S. Treasury Inflation Indexed Notes,
0.125% due 04/15/2019 (valued at
$693,263, including interest)	$675,000	$675,000
TOTAL SHORT-TERM INVESTMENTS (Cost $46,704,876)		$46,704,876
Total Investments (Capital Appreciation Value Trust)
(Cost $336,394,628) - 97.9%		$370,230,890
Other assets and liabilities, net - 2.1%		7,857,560
TOTAL NET ASSETS - 100.0%		$378,088,450

Core Strategy Trust

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 70.1%
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	154,035,157	$2,515,394,115
Fixed income - 29.9%
Bond, Series NAV (JHAM) (A)(1)	76,884,352	1,074,074,393
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $3,582,751,483)		$3,589,468,508

COMMON STOCKS - 0.0%
Consumer discretionary - 0.0%
Household durables - 0.0%
Urbi Desarrollos Urbanos SAB de CV (I)	6,600	4
Consumer staples - 0.0%
Food products - 0.0%
Chaoda Modern Agriculture Holdings, Ltd. (I)	28,480	633
Financials - 0.0%
Banks - 0.0%
Irish Bank Resolution Corp., Ltd. (I)	3,621	0
Diversified financial services - 0.0%
SRH NV (I)	1,920	0
		0
Health care - 0.0%
Health care providers and services - 0.0%
Medcath Corp. (I)	500	250

Core Strategy Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials - 0.0%
Airlines - 0.0%
Virgin Australia Holdings, Ltd. (I)	16,061	$60
Metals and mining - 0.0%
China Metal Recycling Holdings, Ltd. (I)	7,800	0
		60
Materials - 0.0%
Metals and mining - 0.0%
Timminco, Ltd. (I)	300	0
TOTAL COMMON STOCKS (Cost $99,936)		$947
Total Investments (Core Strategy Trust)
(Cost $3,582,851,419) - 100.0%		$3,589,469,455
Other assets and liabilities, net - 0.0%		15,514
TOTAL NET ASSETS - 100.0%		$3,589,484,969

Emerging Markets Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.7%
Australia - 0.0%
MMG, Ltd. (I)	624,000	$155,744
Brazil - 5.7%
Aliansce Shopping Centers SA	39,777	174,596
B2W Cia Digital (I)	35,753	104,622
Banco Alfa de Investimento SA	35,100	54,524
Banco Bradesco SA	157,833	1,327,108
Banco do Brasil SA	419,583	2,244,011
Banco Santander Brasil SA	174,896	989,823
BM&FBovespa SA	756,938	4,241,473
Brasil Brokers Participacoes SA (I)	43,600	21,852
BrasilAgro	12,800	47,697
Cia Siderurgica Nacional SA (I)	347,459	845,852
Cosan SA Industria e Comercio	44,806	464,617
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	140,500	450,065
Direcional Engenharia SA	46,600	79,207
Duratex SA	171,831	454,678
Embraer SA	190,580	1,038,244
Embraer SA, ADR	33,254	722,277
Estacio Participacoes SA	63,904	337,394
Eternit SA	22,300	10,483
Even Construtora e Incorporadora SA	168,500	201,426
Ez Tec Empreendimentos e Participacoes SA	31,326	156,031
Fibria Celulose SA	55,198	369,957
Fibria Celulose SA, ADR	132,301	894,355
GAEC Educacao SA	16,200	72,570
Gafisa SA	27,961	17,844
Gafisa SA, ADR (L)	77,709	98,690
Gerdau SA	76,629	102,337
Gerdau SA, ADR	419,641	763,747
Guararapes Confeccoes SA	4,400	76,705
Helbor Empreendimentos SA	21,500	9,236
Hypermarcas SA	105,773	768,528
International Meal
Company Alimentacao SA (I)	62,700	78,856
Iochpe Maxion SA	29,600	126,240
Itau Unibanco Holding SA	1,210	9,801

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
JBS SA	669,361	$2,083,744
JHSF Participacoes SA (I)	21,100	7,094
Kepler Weber SA	5,600	33,471
Kroton Educacional SA	766,949	3,247,052
Log-in Logistica Intermodal SA (I)	15,980	23,132
Magnesita Refratarios SA (I)	27,850	127,446
Marfrig Global Foods SA (I)	122,200	213,792
Mills Estruturas e Servicos
de Engenharia SA (I)	52,777	70,483
MRV Engenharia e Participacoes SA	180,565	607,636
Paranapanema SA	143,550	72,841
Petroleo Brasileiro SA (I)	720,526	2,581,718
Petroleo Brasileiro SA, ADR (I)	961,096	5,583,968
Petroleo Brasileiro SA, ADR (I)(L)	719,571	5,152,128
Porto Seguro SA	39,633	330,039
QGEP Participacoes SA	47,960	68,081
Restoque Comercio e Confeccoes
de Roupas SA (I)	18,300	18,059
Rumo Logistica Operadora Multimodal SA (I)	99,129	151,210
Santos Brasil Participacoes SA	17,400	67,167
Sao Carlos Empreendimentos
e Participacoes SA	7,005	58,333
Sao Martinho SA	15,111	251,105
SLC Agricola SA	41,478	191,101
Sul America SA	118,537	577,131
Tecnisa SA	48,022	35,729
Tereos Internacional SA (I)	1,456	28,329
TOTVS SA	3,254	30,936
TPI - Triunfo Participacoes e Investimentos SA	35,010	44,685
Usinas Siderurgicas de Minas Gerais SA (I)	65,038	102,852
Vale SA	663,895	3,362,566
Via Varejo SA	61,054	141,597
		42,618,271
Chile - 1.4%
CAP SA	20,760	70,886
Cementos BIO BIO SA	27,777	25,978
Cencosud SA	469,879	1,339,053
Cia Sud Americana de Vapores SA (I)	4,643,700	93,242
Cristalerias de Chile SA	43,461	366,402
Empresa Nacional
de Telecomunicaciones SA (I)	27,427	248,630
Empresas CMPC SA	454,157	940,804
Empresas COPEC SA	189,595	1,661,418
Empresas Hites SA	46,731	19,063
Empresas La Polar SA (I)	100,593	4,651
Enersis Americas SA, ADR	214,021	1,836,300
Enersis Chile SA	193,814	1,129,936
Gas Natural Chile SA	96,088	500,565
Gasco SA	96,088	250,428
Grupo Security SA	177,388	57,622
Inversiones Aguas Metropolitanas SA	215,464	343,115
Itau CorpBanca	4,188,241	35,556
Latam Airlines Group SA (I)	99,235	656,694
Latam Airlines Group SA, ADR (I)	34,055	224,763
Masisa SA	2,130,086	71,671
PAZ Corp. SA	126,971	65,032
Ripley Corp. SA	552,472	274,619
Salfacorp SA	138,015	85,911
Sigdo Koppers SA	26,143	33,574
Sociedad Matriz SAAM SA	1,923,287	142,385
Socovesa SA	258,766	49,652
Tech Pack SA (I)	92,995	49,316

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chile (continued)
Vina Concha y Toro SA	31,425	$49,615
		10,626,881
China - 12.0%
361 Degrees International, Ltd.	327,000	94,325
Agile Property Holdings, Ltd.	795,000	421,718
Agricultural Bank of China, Ltd., H Shares	5,604,000	2,059,047
Air China, Ltd., H Shares	394,000	270,872
Aluminum Corp. of China, Ltd.,
H Shares (I)(L)	352,000	111,516
Angang Steel Company, Ltd., H Shares (I)(L)	354,000	159,347
Anhui Tianda Oil Pipe Company, Ltd.,
H Shares	92,000	19,642
Anton Oilfield Services Group (I)	368,000	38,855
Asia Cement China Holdings Corp.	256,500	49,017
Asia Plastic Recycling Holding, Ltd.	78,000	45,112
AVIC International Holdings, Ltd., H Shares	152,000	87,539
Bank of China, Ltd., H Shares	21,423,694	8,610,353
Bank of Chongqing Company, Ltd., H Shares	183,500	141,793
Bank of Communications Company, Ltd.,
H Shares	1,993,876	1,268,330
Baoye Group Company, Ltd., H Shares	126,000	83,864
BBMG Corp., H Shares	542,000	163,473
Beijing Capital International Airport
Company, Ltd., H Shares	396,000	431,288
Beijing Capital Land, Ltd., H Shares	460,000	168,541
Beijing North Star Company, H Shares	260,000	79,492
BYD Electronic International Company, Ltd. (I)	293,000	165,762
Central China Real Estate, Ltd.	397,732	75,677
Chigo Holding, Ltd. (I)	1,328,000	14,813
China Aoyuan Property Group, Ltd.	615,000	134,867
China Automation Group, Ltd. (I)	185,000	28,090
China BlueChemical, Ltd., H Shares	420,000	74,072
China CITIC Bank Corp., Ltd., H Shares	2,008,775	1,228,743
China Coal Energy Company, Ltd., H Shares (I)	807,000	422,823
China Communications Construction
Company, Ltd., H Shares	737,555	799,575
China Communications Services Corp., Ltd.,
H Shares	763,200	400,002
China Construction Bank Corp., H Shares	34,116,000	22,743,026
China Dongxiang Group Company	1,499,000	265,793
China Dredging Environment
Protection Holdings, Ltd. (I)	116,000	15,187
China Everbright Bank Company, Ltd.,
H Shares	1,027,000	471,778
China Galaxy Securities Company, Ltd.,
H Shares	533,500	481,463
China Great Star International, Ltd. (I)	23,679	41,485
China Hongqiao Group, Ltd.	482,000	324,875
China Huiyuan Juice Group, Ltd. (I)	274,500	95,102
China ITS Holdings Company, Ltd. (I)	348,000	28,502
China Longevity Group Co., Ltd. (I)	93,000	16,423
China Merchants Bank Company, Ltd.,
H Shares	943,144	2,127,848
China Modern Dairy Holdings, Ltd. (I)	134,000	19,360
China National Building Material
Company, Ltd., H Shares	1,646,000	723,898
China National Materials Company, Ltd.,
H Shares	645,000	140,219
China Petroleum & Chemical Corp., ADR (L)	77,701	5,594,472
China Petroleum & Chemical Corp., H Shares	1,016,000	734,181
China Railway Construction Corp., H Shares	405,665	511,054
China Railway Group, Ltd., H Shares (I)	369,000	277,336
China Rare Earth Holdings, Ltd. (I)	943,600	66,199

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
China SCE Property Holdings, Ltd.	535,200	$115,535
China Shanshui Cement Group, Ltd. (I)(L)	1,166,000	408,350
China Shenhua Energy Company, Ltd.,
H Shares	800,500	1,488,851
China Shipping Container Lines Company, Ltd.,
H Shares (I)	402,150	83,962
China Shipping Development Company, Ltd.,
H Shares	428,000	243,247
China Southern Airlines Company, Ltd.,
H Shares	462,000	261,378
China Taifeng Beddings Holdings, Ltd. (I)	204,000	28,399
China Yurun Food Group, Ltd. (I)	652,000	98,080
China ZhengTong Auto Services Holdings, Ltd.	277,500	102,607
China Zhongwang Holdings, Ltd. (L)	806,400	360,465
Chongqing Machinery & Electric
Company, Ltd., H Shares	632,000	66,528
Chongqing Rural Commercial Bank, H Shares	885,000	450,742
Chu Kong Petroleum & Natural Gas Steel
Pipe Holdings, Ltd. (I)	111,000	17,598
CIFI Holdings Group Company, Ltd	316,000	77,940
CNOOC, Ltd.	6,434,000	8,031,046
CNOOC, Ltd., ADR (L)	4,614	575,181
Coland Holdings, Ltd.	14,000	20,193
Comtec Solar Systems Group, Ltd. (I)	248,000	16,071
Coolpad Group, Ltd. (I)	604,200	112,913
Country Garden Holdings Company, Ltd.	1,588,000	671,581
CPMC Holdings, Ltd.	39,000	16,656
Dalian Port PDA Company, Ltd., H Shares	158,000	71,814
Daphne International Holdings, Ltd. (I)	172,000	26,256
Dongfang Electric Corp., Ltd., H Shares	13,600	10,709
Dongfeng Motor Group Company, Ltd.,
H Shares	664,000	699,891
Dongyue Group, Ltd. (I)	310,000	54,743
Evergrande Real Estate Group, Ltd.	1,412,000	871,083
Evergreen International Holdings, Ltd. (I)	122,000	11,621
Fantasia Holdings Group Company, Ltd. (I)	763,500	93,185
Fosun International, Ltd.	158,460	206,070
Fufeng Group, Ltd.	331,200	92,051
GOME Electrical Appliances Holdings, Ltd.	2,858,000	341,823
Greenland Hong Kong Holdings, Ltd. (I)	245,625	85,467
Greentown China Holdings, Ltd. (I)	309,000	217,943
Guangshen Railway Company, Ltd., ADR	22,758	539,592
Guangzhou Automobile Group Company, Ltd.,
H Shares	52,415	62,898
Guangzhou R&F Properties Company, Ltd.,
H Shares	452,000	573,003
Guodian Technology & Environment
Group Corp., Ltd., H Shares (I)	219,000	11,792
Harbin Bank Company, Ltd., H Shares (S)	86,000	22,082
Harbin Electric Company, Ltd., H Shares	318,000	117,769
Hilong Holding, Ltd.	435,000	47,639
HNA Infrastructure Company, Ltd.	47,000	51,016
Honghua Group, Ltd. (I)	292,000	13,678
Huaneng Renewables Corp., Ltd., H Shares	638,000	213,535
Huishang Bank Corp., Ltd., H Shares	222,000	100,586
Hydoo International Holding, Ltd.	128,000	15,379
Industrial & Commercial Bank of China, Ltd.,
H Shares	21,497,000	11,988,209
Jiangxi Copper Company, Ltd., H Shares	388,000	435,431
Kaisa Group Holdings, Ltd. (I)	1,062,000	53,387
KWG Property Holding, Ltd.	593,513	346,451
Leoch International Technology, Ltd.	102,000	9,775

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
Lianhua Supermarket Holdings Company, Ltd.,
H Shares (I)	114,000	$44,514
Longfor Properties Company, Ltd.	44,500	58,059
Lonking Holdings, Ltd.	871,000	127,940
Maanshan Iron & Steel Company, Ltd.,
H Shares (I)	384,000	83,006
Maoye International Holdings, Ltd. (I)	553,000	50,920
Metallurgical Corp. of China, Ltd., H Shares	596,000	183,795
NVC Lighting Holdings, Ltd.	159,000	16,843
O-Net Technologies Group, Ltd. (I)	118,000	41,724
Parkson Retail Group, Ltd.	497,000	43,856
Peak Sport Products Company, Ltd.	395,000	119,166
Powerlong Real Estate Holdings, Ltd.	535,000	107,752
Qunxing Paper Holdings Company, Ltd. (I)	634,371	0
Renhe Commercial Holdings Company, Ltd. (I)	6,306,000	163,665
Sany Heavy Equipment International
Holdings Company, Ltd. (I)	451,000	84,180
Semiconductor Manufacturing
International Corp., ADR (I)	127,896	517,979
Semiconductor
Manufacturing International Corp. (I)	2,550,000	205,400
Shandong Chenming Paper Holdings, Ltd.,
H Shares	152,500	113,454
Shanghai Jin Jiang International Hotels Group
Company, Ltd., H Shares	254,000	83,544
Shanghai Prime Machinery Company, Ltd.,
H Shares	408,000	58,873
Shengli Oil & Gas Pipe Holdings, Ltd. (I)	268,500	11,002
Shenguan Holdings Group, Ltd.	288,000	24,898
Shui On Land, Ltd.	1,771,961	450,457
Shunfeng International Clean Energy, Ltd. (I)	424,000	55,773
Sino-Ocean Land Holdings, Ltd.	1,089,973	474,524
Sinopec Engineering Group Company, Ltd.,
H Shares	146,000	132,480
Sinotrans, Ltd., H Shares	753,000	336,187
Sinotruk Hong Kong, Ltd.	353,500	153,600
SOHO China, Ltd.	1,039,500	501,862
SPT Energy Group, Inc. (I)	264,000	17,931
Sunac China Holdings, Ltd.	190,000	118,524
Tiangong International Company, Ltd.	624,000	38,506
Tianneng Power International, Ltd.	106,000	72,064
Tonly Electronics Holdings, Ltd.	2,280	1,072
TravelSky Technology, Ltd., H Shares	65,500	126,626
Trigiant Group, Ltd.	154,000	24,545
Universal Health International
Group Holding, Ltd. (I)	217,000	12,522
V1 Group, Ltd.	719,400	36,467
Weichai Power Company, Ltd., H Shares	79,000	81,341
Weiqiao Textile Company, H Shares	181,500	137,667
West China Cement, Ltd. (I)	982,000	137,380
Wuzhou International Holdings, Ltd. (I)	272,000	28,079
Xiamen International Port Company, Ltd.,
H Shares	524,000	103,760
Xinchen China Power Holdings, Ltd. (I)	104,000	12,684
Xingda International Holdings, Ltd.	374,000	86,411
Xinhua Winshare Publishing and Media
Company, Ltd., H Shares (I)	175,000	189,673
Xinjiang Xinxin Mining Industry
Company, Ltd., H Shares (I)	365,000	36,056
XTEP International Holdings, Ltd.	47,000	25,260
Yanzhou Coal Mining Company, Ltd., H Shares	466,000	303,610
Yuanda China Holdings, Ltd. (I)	830,000	25,149
Yuzhou Properties Company, Ltd.	325,080	90,708

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhejiang Glass Company, Ltd., H Shares (I)	162,000	$0
Zhong An Real Estate, Ltd. (I)	386,600	34,595
Zhongsheng Group Holdings, Ltd.	126,000	68,770
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H Shares	395,600	137,073
		89,150,876
Colombia - 0.5%
Almacenes Exito SA	69,441	337,591
Ecopetrol SA (I)	2,165,302	1,034,141
Grupo Argos SA	125,619	795,635
Grupo de Inversiones Suramericana SA	102,934	1,349,723
Grupo Nutresa SA	17,757	152,592
		3,669,682
Czech Republic - 0.4%
CEZ AS	91,864	1,567,203
Pegas Nonwovens SA	5,551	181,822
Unipetrol AS	138,757	997,812
		2,746,837
Greece - 0.1%
Alpha Bank AE (I)	15,268	28,609
Bank of Greece	1,882	20,519
Ellaktor SA (I)	80,249	118,981
GEK Terna Holding Real
Estate Construction SA (I)	57,356	113,184
Hellenic Petroleum SA (I)	50,445	214,442
Intracom Holdings SA (I)	102,565	32,682
Marfin Investment Group Holdings SA (I)	448,897	61,054
Mytilineos Holdings SA (I)	54,223	230,588
Piraeus Bank SA (I)	163	30
		820,089
Hong Kong - 2.8%
AMVIG Holdings, Ltd.	262,000	103,310
Anxin-China Holdings, Ltd. (I)	1,648,000	81,783
Asian Citrus Holdings, Ltd. (I)	249,000	25,888
Beijing Enterprises Holdings, Ltd.	109,000	617,940
C C Land Holdings, Ltd.	625,084	165,829
Carrianna Group Holdings Company, Ltd.	182,675	17,937
CECEP COSTIN New Materials Group, Ltd.	348,000	26,643
Century Sunshine Group Holdings, Ltd.	520,000	23,901
China Aerospace International Holdings, Ltd.	961,200	118,883
China Agri-Industries Holdings, Ltd. (I)	1,145,300	377,081
China Everbright, Ltd.	252,000	488,961
China Fiber Optic Network
System Group, Ltd. (I)	400,800	34,349
China Glass Holdings, Ltd. (I)	238,000	26,273
China High Precision
Automation Group, Ltd. (I)	18,000	2,877
China High Speed Transmission Equipment
Group Company, Ltd.	451,000	363,352
China Jinmao Holdings Group, Ltd.	1,794,000	507,619
China Lumena New Materials Corp. (I)	2,036,000	0
China Merchants Holdings
International Company, Ltd.	263,413	705,157
China Merchants Land, Ltd.	498,000	70,465
China New Town
Development Company, Ltd. (I)	1,505,165	54,485
China Ocean Resources Company, Ltd. (I)(L)	22,990	40,817
China Oil and Gas Group, Ltd. (I)	1,240,000	95,035
China Overseas Grand Oceans Group, Ltd. (I)	243,000	71,896
China Precious Metal Resources
Holdings Company, Ltd. (I)	1,252,000	39,733

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Properties Group, Ltd. (I)	200,000	$44,460
China Resources Beer Holdings Company, Ltd.	46,414	101,449
China Resources Cement Holdings, Ltd.	580,000	186,984
China Singyes Solar
Technologies Holdings, Ltd.	107,000	37,011
China South City Holdings, Ltd. (L)	790,000	154,013
China Travel International Investment
Hong Kong, Ltd.	1,058,000	307,808
China Unicom Hong Kong, Ltd.	1,202,000	1,253,375
China Unicom Hong Kong, Ltd., ADR	151,861	1,580,873
CITIC Resources Holdings, Ltd. (I)(L)	1,264,000	117,976
CITIC, Ltd.	1,878,130	2,745,498
Citychamp Watch & Jewellery Group, Ltd.	542,000	102,470
Clear Media, Ltd.	52,000	45,451
Coastal Greenland, Ltd. (I)	738,000	17,382
Comba Telecom Systems Holdings, Ltd.	281,490	41,390
Concord New Energy Group, Ltd.	390,000	21,717
COSCO International Holdings, Ltd.	263,625	131,056
COSCO Pacific, Ltd.	916,191	914,746
Dah Chong Hong Holdings, Ltd.	360,000	170,477
Digital China Holdings, Ltd.	94,000	71,353
Dynasty Fine Wines Group, Ltd. (I)	330,000	61,252
EVA Precision Industrial Holdings, Ltd.	344,000	33,162
Glorious Property Holdings, Ltd. (I)	1,317,000	119,402
Golden Meditech Holdings, Ltd.	585,546	81,939
Goldlion Holdings, Ltd.	204,000	76,573
Hengdeli Holdings, Ltd. (I)	968,000	111,664
HKC Holdings, Ltd. (I)	730,149	13,389
Hopson Development Holdings, Ltd.	242,000	214,267
Hua Han Health Industry Holdings, Ltd.	1,120,000	100,416
Inspur International, Ltd.	134,000	24,111
Ju Teng International Holdings, Ltd.	414,000	165,879
Kingboard Chemical Holdings, Ltd.	316,630	631,214
Kingboard Laminates Holdings, Ltd.	429,000	264,539
Kunlun Energy Company, Ltd.	772,000	642,445
Lai Fung Holdings, Ltd.	2,345,448	35,872
Loudong General Nice Resources
China Holdings, Ltd. (I)	185,400	19,211
MIE Holdings Corp. (I)	644,000	63,504
Min Xin Holdings, Ltd.	46,000	47,488
Mingyuan Medicare
Development Company, Ltd. (I)	1,300,000	38,540
Minmetals Land, Ltd.	600,000	71,003
New World Department Store China, Ltd. (I)	175,000	22,906
Nine Dragons Paper Holdings, Ltd.	542,000	415,546
North Mining Shares Company, Ltd. (I)	1,080,000	25,614
Poly Property Group Company, Ltd. (I)	869,453	224,023
Pou Sheng International Holdings, Ltd. (I)	480,000	139,444
Prosperity International Holdings HK, Ltd. (I)	1,180,000	29,269
Qingling Motors Company, Ltd., H Shares	394,000	122,462
Real Nutriceutical Group, Ltd.	469,000	44,721
REXLot Holdings, Ltd.	14,231	281
Rotam Global Agrosciences, Ltd.	7,854	10,021
Samson Holding, Ltd.	317,548	34,471
Shanghai Industrial Holdings, Ltd.	233,000	529,704
Shanghai Industrial Urban
Development Group, Ltd.	689,000	139,670
Shanghai Zendai Property, Ltd. (I)	2,530,000	46,657
Shenzhen International Holdings, Ltd.	351,904	511,713
Shenzhen Investment, Ltd.	479,506	192,521
Shimao Property Holdings, Ltd.	494,500	628,710
Shougang Concord International
Enterprises Company, Ltd. (I)	2,194,000	61,914

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Shougang Fushan Resources Group, Ltd.	1,024,000	$183,331
Silver Grant International Industries, Ltd. (I)	402,000	43,899
SIM Technology Group, Ltd. (I)	201,000	8,758
Sino Oil and Gas Holdings, Ltd. (I)	4,880,000	126,530
Sinofert Holdings, Ltd.	1,042,000	128,509
Sinolink Worldwide Holdings, Ltd. (I)	858,000	91,331
Sinotrans Shipping, Ltd. (I)	683,000	109,098
Skyworth Digital Holdings, Ltd.	853,203	704,014
SMI Holdings Group, Ltd.	424,000	40,188
Solargiga Energy Holdings, Ltd. (I)	354,000	6,709
SRE Group, Ltd. (I)	1,148,857	30,522
TCC International Holdings, Ltd.	704,000	115,897
TCL Multimedia Technology Holdings, Ltd. (I)	103,200	58,909
Tian An China Investment, Ltd.	231,000	121,849
Tianjin Port Development Holdings, Ltd.	942,000	135,800
Tianyi Summi Holdings, Ltd. (I)	248,000	27,604
Tomson Group, Ltd.	375,120	99,404
TPV Technology, Ltd.	487,684	93,605
Truly International Holdings, Ltd.	422,000	203,278
Wasion Group Holdings, Ltd.	138,000	73,795
Yanchang Petroleum International, Ltd. (I)	2,560,000	68,739
Yuexiu Property Company, Ltd.	3,409,542	420,665
		20,993,654
Hungary - 0.3%
MOL Hungarian Oil and Gas PLC	20,345	1,177,792
OTP Bank PLC	42,490	950,815
		2,128,607
India - 13.7%
Aarti Industries, Ltd.	17,404	134,357
Aban Offshore, Ltd.	15,263	48,202
Adani Enterprises, Ltd.	164,157	212,732
Adani Ports and Special Economic Zone, Ltd.	420,870	1,296,298
Adani Power, Ltd. (I)	434,332	199,276
Adani Transmissions, Ltd. (I)	164,157	95,459
Aditya Birla Fashion and Retail, Ltd. (I)	211,433	449,172
Aditya Birla Nuvo, Ltd.	39,842	726,437
AIA Engineering, Ltd.	2,646	40,144
Allahabad Bank (I)	123,534	127,323
Alok Industries, Ltd. (I)	474,515	31,069
Ambuja Cements, Ltd.	254,373	967,448
Amtek Auto, Ltd. (I)	52,847	28,062
Anant Raj, Ltd.	54,720	39,750
Andhra Bank	129,746	110,781
Apollo Tyres, Ltd.	210,059	472,935
Arvind Infrastructure, Ltd. (I)	11,813	17,225
Arvind, Ltd.	118,136	575,526
Ashok Leyland, Ltd.	487,376	714,505
Atul, Ltd.	3,642	112,120
Axis Bank, Ltd.	767,451	6,098,315
Bajaj Electricals, Ltd.	9,548	33,764
Bajaj Finance, Ltd.	1,052	124,669
Bajaj Finserv, Ltd.	23,264	806,001
Bajaj Hindusthan Sugar, Ltd. (I)	201,805	63,499
Bajaj Holdings and Investment, Ltd.	23,874	587,986
Balkrishna Industries, Ltd.	14,776	145,308
Ballarpur Industries, Ltd.	216,767	52,852
Balmer Lawrie & Company, Ltd.	8,925	79,117
Balrampur Chini Mills, Ltd. (I)	100,241	187,199
Bank of Baroda (I)	266,809	612,466
Bank of India	114,231	172,114
Bank of Maharashtra (I)	100,154	48,600
BEML, Ltd.	9,288	117,750

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
BGR Energy Systems, Ltd. (I)	7,989	$13,888
Bharat Heavy Electricals, Ltd.	313,563	597,680
Bharti Airtel, Ltd.	889,389	4,809,116
Bharti Retail, Ltd. (I)	32,398	62,905
Biocon, Ltd.	26,265	289,764
Birla Corp., Ltd.	20,789	171,580
Bombay Dyeing &
Manufacturing Company, Ltd.	60,098	41,284
Cairn India, Ltd.	264,145	553,542
Canara Bank (I)	78,361	254,277
Ceat, Ltd.	9,407	116,273
Central Bank of India (I)	16,271	25,822
Century Textiles & Industries, Ltd.	22,448	220,722
Chambal Fertilizers & Chemicals, Ltd.	88,262	93,068
Chennai Super Kings Cricket, Ltd. (I)	207,315	6,911
Cholamandalam Investment and
Finance Company, Ltd.	5,481	76,753
Cipla, Ltd.	66,724	496,423
City Union Bank, Ltd.	58,975	102,120
Container Corp of India	7,834	166,099
Coromandel International, Ltd.	34,103	134,572
Corp. Bank	58,450	35,495
Cox & Kings, Ltd.	32,555	81,321
Crompton Greaves
Consumer Electricals, Ltd. (I)	107,879	228,241
Crompton Greaves, Ltd. (I)	107,879	118,504
Cyient, Ltd.	29,043	211,266
Dalmia Bharat, Ltd.	12,925	230,723
DB Realty, Ltd. (I)	35,138	26,995
DCB Bank, Ltd. (I)	121,079	175,545
DCM Shriram, Ltd.	39,804	128,625
Deepak Fertilizers & Petrochemicals Corp., Ltd.	28,839	71,711
Delta Corp., Ltd.	24,742	35,344
Dena Bank (I)	77,102	45,082
Dewan Housing Finance Corp., Ltd.	96,281	292,101
Dishman Pharmaceuticals & Chemicals, Ltd.	17,540	36,424
DLF, Ltd.	120,280	269,713
Edelweiss Financial Services, Ltd.	304,550	343,681
EID Parry India, Ltd.	70,566	266,288
EIH, Ltd.	42,008	70,708
Electrosteel Castings, Ltd.	89,970	24,820
Engineers India, Ltd.	36,086	109,112
Eros International Media, Ltd. (I)	10,300	32,525
Escorts, Ltd.	44,637	146,524
Essel Propack, Ltd.	37,352	108,702
Eveready Industries India, Ltd.	17,130	68,060
Exide Industries, Ltd.	79,809	201,784
Federal Bank, Ltd. (I)	823,576	706,272
Finolex Cables, Ltd.	54,200	293,189
Finolex Industries, Ltd.	23,537	149,162
Firstsource Solutions, Ltd. (I)	137,281	95,086
Fortis Healthcare, Ltd. (I)	83,364	195,737
Future Retail, Ltd.	32,398	12,053
Gabriel India, Ltd.	11,712	16,344
GAIL India, Ltd.	197,914	1,131,887
Gateway Distriparks, Ltd.	13,444	61,466
Geometric, Ltd.	8,348	27,605
GHCL, Ltd	10,350	28,741
GIC Housing Finance, Ltd.	2,997	14,010
Godfrey Phillips India, Ltd.	7,411	95,728
Graphite India, Ltd.	42,241	47,893
Grasim Industries, Ltd.	22,497	1,503,239
Gujarat Alkalies & Chemicals, Ltd.	19,052	64,790

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
Gujarat Fluorochemicals, Ltd.	11,921	$93,010
Gujarat Mineral Development Corp., Ltd.	56,366	66,110
Gujarat Narmada Valley Fertilizers
& Chemicals, Ltd. (I)	48,941	112,419
Gujarat State Fertilisers & Chemicals, Ltd.	105,690	122,639
Gujarat State Petronet, Ltd.	109,920	230,884
Hathway Cable & Datacom, Ltd. (I)	68,307	33,757
HCL Infosystems, Ltd. (I)	72,447	42,303
HEG, Ltd.	5,818	13,640
HeidelbergCement India, Ltd. (I)	4,823	8,502
Hexa Tradex, Ltd. (I)	32,971	9,555
Hikal, Ltd.	14,144	36,611
Himachal Futuristic Communications, Ltd. (I)	252,940	68,747
Himatsingka Seide, Ltd.	20,349	69,511
Hindalco Industries, Ltd.	640,199	1,176,932
Hinduja Ventures, Ltd.	4,315	26,694
Hindustan Construction Company, Ltd. (I)	182,894	55,721
Hindustan Media Ventures, Ltd.	5,908	23,950
Housing Development & Infrastructure, Ltd. (I)	220,761	340,450
HSIL, Ltd.	5,997	24,507
HT Media, Ltd.	20,444	23,365
ICICI Bank, Ltd.	1,943,814	6,952,809
IDBI Bank, Ltd.	140,081	145,483
Idea Cellular, Ltd.	628,387	994,829
IDFC Bank, Ltd. (I)	119,156	80,293
IDFC, Ltd.	119,156	84,249
IFCI, Ltd.	258,047	102,681
IIFL Holdings, Ltd.	195,147	651,561
IL&FS Transportation Networks, Ltd.	25,739	28,098
Indiabulls Housing Finance, Ltd.	166,834	1,670,171
Indian Bank	70,234	147,177
Indian Hotels Company, Ltd.	275,375	525,447
Indian Overseas Bank (I)	152,678	61,987
Ingersoll-Rand India, Ltd.	6,529	70,144
Inox Leisure, Ltd. (I)	7,403	26,664
Intellect Design Arena, Ltd. (I)	24,828	75,230
Jagran Prakashan, Ltd.	2,756	7,375
Jain Irrigation Systems, Ltd.	143,549	159,107
Jaiprakash Associates, Ltd. (I)	637,250	84,863
Jammu & Kashmir Bank, Ltd.	203,322	207,344
Jaypee Infratech, Ltd. (I)	123,242	16,220
JB Chemicals & Pharmaceuticals, Ltd.	20,800	77,147
JBF Industries, Ltd.	13,829	44,210
Jindal Poly Films, Ltd.	2,927	19,042
Jindal Saw, Ltd.	116,150	91,942
Jindal Steel & Power, Ltd. (I)	316,243	321,209
JK Cement, Ltd.	8,306	82,327
JK Lakshmi Cement, Ltd.	13,182	75,801
JK Tyre & Industries, Ltd.	25,061	33,380
JM Financial, Ltd.	124,021	95,161
JSW Energy, Ltd.	408,574	507,133
JSW Steel, Ltd.	91,914	2,007,201
Jubilant Life Sciences, Ltd.	35,775	166,515
Kalpataru Power Transmission, Ltd.	20,383	77,293
Kaveri Seed Company, Ltd.	13,823	91,181
KEC International, Ltd.	41,793	89,403
Kotak Mahindra Bank, Ltd.	23,478	266,301
KPIT Technologies, Ltd.	67,972	187,434
KPR Mill, Ltd.	4,008	64,021
KRBL, Ltd.	23,076	99,429
KSK Energy Ventures, Ltd. (I)	31,995	14,145
L&T Finance Holdings, Ltd.	214,447	253,135
Lakshmi Vilas Bank, Ltd.	40,270	58,781

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
Larsen & Toubro, Ltd.	184,507	$4,113,391
LIC Housing Finance, Ltd.	169,058	1,244,921
Mahanagar Telephone Nigam, Ltd. (I)	22,519	7,450
Maharashtra Seamless, Ltd.	17,652	61,791
Mahindra & Mahindra Financial Services, Ltd.	127,311	634,926
Mahindra & Mahindra, Ltd.	229,175	4,861,442
Mahindra Cie Automotive, Ltd. (I)	23,717	62,663
Mahindra Holidays & Resorts India, Ltd.	2,883	17,568
Mahindra Lifespace Developers, Ltd.	10,600	74,102
Manappuram Finance, Ltd.	76,391	78,503
Max Financial Services, Ltd.	4,595	36,180
Max Financial Services, Ltd. (I)	4,595	3,217
Max Ventures & Industries, Ltd. (I)	919	861
McLeod Russel India, Ltd.	34,569	99,795
Merck, Ltd.	2,586	27,057
MOIL, Ltd.	3,305	11,670
Mphasis, Ltd.	49,160	418,201
MRF, Ltd.	748	365,557
Muthoot Finance, Ltd.	59,376	260,878
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	138,250	26,628
National Aluminium Company, Ltd.	306,277	195,389
Nava Bharat Ventures, Ltd.	1,614	5,726
NCC, Ltd.	263,914	292,756
Nectar Lifesciences, Ltd.	33,906	18,348
NIIT Technologies, Ltd.	15,320	117,024
NIIT, Ltd. (I)	19,897	25,549
Nilkamal, Ltd.	1,228	22,979
Oberoi Realty, Ltd.	50,603	204,468
Omaxe, Ltd.	39,352	93,341
Onmobile Global, Ltd.	19,221	28,238
Orient Cement, Ltd.	49,108	132,684
Oriental Bank of Commerce	21,608	34,788
Parsvnath Developers, Ltd. (I)	76,316	22,446
PC Jeweller, Ltd.	18,017	103,500
Peninsula Land, Ltd.	39,087	11,675
Persistent Systems, Ltd.	14,831	153,746
Petronet LNG, Ltd.	125,778	551,868
Piramal Enterprises, Ltd.	42,719	912,608
Polaris Consulting & Services, Ltd. (I)	1,760	5,122
Power Finance Corp., Ltd.	167,500	426,883
Praj Industries, Ltd.	42,222	59,525
Prestige Estates Projects, Ltd.	60,721	167,103
Prism Cement, Ltd. (I)	42,974	70,541
PTC India Financial Services, Ltd.	29,410	16,634
PTC India, Ltd.	167,241	193,271
Punj Lloyd, Ltd. (I)	115,098	36,334
Puravankara Projects, Ltd.	10,348	7,678
Radico Khaitan, Ltd.	12,864	17,836
Rain Industries, Ltd.	46,818	25,479
Raymond, Ltd.	21,887	151,384
Redington India, Ltd.	114,791	176,363
REI Agro, Ltd. (I)	214,503	1,307
Reliance Communications, Ltd. (I)	501,471	380,864
Reliance Industries, Ltd.	143,359	2,064,730
Reliance Industries, Ltd., GDR (S)	282,776	8,073,679
Reliance Power, Ltd.	431,904	329,021
Rolta India, Ltd.	82,789	78,942
Ruchi Soya Industries, Ltd.	87,480	28,985
Rural Electrification Corp., Ltd.	141,969	365,922
Sadbhav Engineering, Ltd.	17,023	73,635
Shipping Corp. of India, Ltd. (I)	85,492	85,071
Shriram City Union Finance, Ltd.	7,062	174,041
Shriram Transport Finance Company, Ltd.	67,368	1,203,491

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
Simplex Infrastructures, Ltd.	3,305	$13,024
Sintex Industries, Ltd.	97,140	117,443
Sobha, Ltd.	37,424	182,140
Sonata Software, Ltd.	18,106	44,420
SREI Infrastructure Finance, Ltd.	225,756	242,366
SRF, Ltd.	13,515	264,316
State Bank of Bikaner & Jaipur	4,463	43,790
State Bank of India	637,321	2,080,836
Sterlite Power Transmission, Ltd. (I)	14,442	19,204
Sterlite Technologies, Ltd.	72,209	95,235
Sundram Fasteners, Ltd.	12,928	35,889
Syndicate Bank (I)	133,334	145,102
TAKE Solutions, Ltd.	21,956	57,241
Tamil Nadu Newsprint & Papers, Ltd.	8,715	35,769
Tata Chemicals, Ltd.	65,879	425,820
Tata Global Beverages, Ltd.	259,322	506,201
Tata Motors, Ltd.	599,631	4,098,242
Tata Steel, Ltd.	264,683	1,273,599
Tech Mahindra, Ltd.	151,623	1,146,048
The Great Eastern Shipping Company, Ltd.	50,085	233,355
The India Cements, Ltd.	130,924	221,222
The Karnataka Bank, Ltd.	91,751	192,070
The Karur Vysya Bank, Ltd.	30,968	228,176
The Ramco Cements, Ltd.	36,000	295,958
The South Indian Bank, Ltd.	512,807	148,545
Time Technoplast, Ltd.	4,194	3,061
Transport Corp. of India, Ltd.	2,962	13,912
Trident, Ltd.	22,059	16,417
Tube Investments of India, Ltd.	23,541	169,762
TV18 Broadcast, Ltd. (I)	248,227	166,974
UCO Bank (I)	85,194	55,804
Uflex, Ltd.	10,885	37,357
Unichem Laboratories, Ltd.	16,907	72,161
Union Bank of India, Ltd.	125,579	239,712
Unitech, Ltd. (I)	227,324	21,846
UPL, Ltd.	227,990	1,869,551
VA Tech Wabag, Ltd.	11,629	102,170
Vardhman Textiles, Ltd.	8,101	114,370
Vedanta, Ltd.	45,923	90,712
Vedanta, Ltd., ADR	212,366	1,671,320
Videocon Industries, Ltd. (I)	61,645	95,306
Vijaya Bank (I)	83,311	46,512
Voltas, Ltd.	31,368	150,577
Welspun Corp, Ltd.	55,523	65,715
Welspun Enterprises, Ltd. (I)	33,312	29,204
Wipro, Ltd.	334,206	2,779,742
Wockhardt, Ltd. (I)	7,433	103,443
Yes Bank, Ltd.	101,120	1,658,417
Zensar Technologies, Ltd.	5,057	72,835
		102,297,652
Indonesia - 3.1%
Adaro Energy Tbk PT	10,532,700	684,504
Adhi Karya Persero Tbk PT	706,500	149,659
Agung Podomoro Land Tbk PT (I)	5,405,000	106,585
Alam Sutera Realty Tbk PT	8,058,500	294,610
Aneka Tambang Persero Tbk PT (I)	1,158,406	63,913
Asahimas Flat Glass Tbk PT	62,500	31,700
Astra Agro Lestari Tbk PT (I)	235,255	263,921
Astra International Tbk PT	1,260,400	710,565
Bakrie & Brothers Tbk PT (I)	115,892,589	438,572
Bakrie Sumatera Plantations Tbk PT (I)	11,376,500	43,052
Bakrie Telecom Tbk PT (I)	24,850,000	94,040
Bakrieland Development Tbk PT (I)	23,584,700	89,251

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Bank Bukopin Tbk PT	3,381,100	$146,114
Bank Danamon Indonesia Tbk PT	1,715,294	460,885
Bank Mandiri Persero Tbk PT	5,417,720	3,920,561
Bank Negara Indonesia Persero Tbk PT	4,274,581	1,693,969
Bank Pan Indonesia Tbk PT (I)	3,251,297	190,412
Bank Pembangunan Daerah Jawa Barat Dan
Banten Tbk PT	1,949,000	166,620
Bank Pembangunan Daerah Jawa Timur
Tbk PT	2,082,400	80,651
Bank Tabungan Negara Persero Tbk PT	3,520,061	459,536
Barito Pacific Tbk PT (I)	1,893,500	69,512
Bekasi Fajar Industrial Estate Tbk PT	3,666,900	74,107
Benakat Petroleum Energy Tbk PT (I)	8,689,500	32,961
Berau Coal Energy Tbk PT (I)	2,215,500	13,750
Berlian Laju Tanker Tbk PT (I)	16,708,166	0
BISI International Tbk PT	951,500	126,314
Budi Starch & Sweetener Tbk PT (I)	1,493,000	8,152
Bumi Serpong Damai Tbk PT	2,723,100	438,196
Ciputra Development Tbk PT	6,474,468	714,604
Ciputra Property Tbk PT	1,876,928	87,643
Ciputra Surya Tbk PT	662,036	140,608
Clipan Finance Indonesia Tbk PT (I)	1,045,000	19,243
Darma Henwa Tbk PT (I)	21,675,000	82,025
Delta Dunia Makmur Tbk PT (I)	1,914,700	33,789
Eagle High Plantations Tbk PT (I)	3,960,500	63,332
Elnusa Tbk PT	2,551,600	100,243
Energi Mega Persada Tbk PT (I)	36,318,681	137,566
Erajaya Swasembada Tbk PT	1,248,500	55,442
Eureka Prima Jakarta Tbk PT (I)	336,800	7,139
Exploitasi Energi Indonesia Tbk PT (I)	1,289,000	7,040
Gajah Tunggal Tbk PT	1,220,800	90,432
Garuda Indonesia Persero Tbk PT (I)	2,909,563	104,505
Global Mediacom Tbk PT	3,942,400	295,200
Gudang Garam Tbk PT	65,800	344,278
Harum Energy Tbk PT (I)	221,700	13,793
Holcim Indonesia Tbk PT	1,143,068	91,486
Indah Kiat Pulp & Paper Corp. Tbk PT	2,229,700	155,479
Indika Energy Tbk PT (I)	423,600	17,394
Indo Tambangraya Megah Tbk PT	199,400	142,565
Indofood Sukses Makmur Tbk PT	3,642,600	2,004,227
Intiland Development Tbk PT	4,188,900	185,914
Japfa Comfeed Indonesia Tbk PT	1,909,870	161,314
Kawasan Industri Jababeka Tbk PT	13,903,216	300,170
Krakatau Steel Persero Tbk PT (I)	658,500	30,486
Lippo Cikarang Tbk PT (I)	182,000	107,264
Lippo Karawaci Tbk PT	11,327,493	984,067
Medco Energi Internasional Tbk PT (I)	1,559,400	178,019
Media Nusantara Citra Tbk PT	1,422,400	238,633
Mitra Adiperkasa Tbk PT (I)	360,000	113,467
MNC Investama Tbk PT (I)	16,808,000	211,848
Modernland Realty Tbk PT (I)	2,499,500	83,389
Multipolar Corp. Tbk PT (I)	4,857,100	136,746
Nusantara Infrastructure Tbk PT (I)	3,748,800	33,591
Pabrik Kertas Tjiwi Kimia Tbk PT	145,000	6,830
Pan Brothers Tbk PT	1,853,200	72,336
Panin Financial Tbk PT (I)	12,016,200	191,991
Paninvest Tbk PT (I)	862,300	41,477
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	2,676,800	281,346
Ramayana Lestari Sentosa Tbk PT	1,938,400	157,307
Salim Ivomas Pratama Tbk PT	2,841,600	95,362
Sampoerna Agro Tbk PT	458,700	67,944
Semen Baturaja Persero Tbk PT	600,000	27,323

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Semen Indonesia Persero Tbk PT	1,077,200	$767,268
Sentul City Tbk PT	5,838,200	39,066
Sigmagold Inti Perkasa Tbk PT (I)	1,106,600	33,844
Sri Rejeki Isman Tbk PT	5,232,100	103,492
Surya Semesta Internusa Tbk PT	2,906,600	137,048
Suryainti Permata Tbk PT (I)	1,446,000	0
Tambang Batubara Bukit Asam Persero Tbk PT	404,200	237,785
Tiga Pilar Sejahtera Food Tbk PT (I)	1,253,300	150,992
Timah Persero Tbk PT	2,465,560	131,490
Tiphone Mobile Indonesia Tbk PT	1,513,200	77,541
Trias Sentosa Tbk PT	1,792,200	41,445
Trimegah Securities Tbk PT (I)	870,700	3,753
Truba Alam Manunggal Engineering
Tbk PT (I)	11,991,500	45,379
Tunas Baru Lampung Tbk PT	1,620,000	69,925
Tunas Ridean Tbk PT	1,669,800	162,408
United Tractors Tbk PT	1,086,200	1,225,524
Vale Indonesia Tbk PT (I)	1,861,600	259,476
Visi Media Asia Tbk PT (I)	1,337,400	31,700
XL Axiata Tbk PT (I)	1,350,700	375,497
		23,160,602
Malaysia - 3.9%
Affin Holdings BHD	466,890	245,981
AirAsia BHD	933,000	604,084
Alliance Financial Group BHD	461,800	462,324
AMMB Holdings BHD	1,592,462	1,757,493
Ann Joo Resources BHD (I)	41,600	11,794
Batu Kawan BHD	300	1,327
Benalec Holdings BHD	293,500	36,078
Berjaya Corp. BHD	1,713,100	151,218
BIMB Holdings BHD	109,800	106,181
Boustead Holdings BHD	474,086	319,195
Boustead Plantations BHD	120,100	43,910
Bumi Armada BHD	1,186,700	214,358
Cahya Mata Sarawak BHD	184,500	164,080
Can-One BHD	29,200	25,012
CIMB Group Holdings BHD	2,051,381	2,231,302
Coastal Contracts BHD	86,000	33,218
Dayang Enterprise Holdings BHD (I)	120,000	32,300
DRB-Hicom BHD	682,800	152,776
Eastern & Oriental BHD (I)	81,798	33,723
ECM Libra Financial Group BHD	117,661	11,268
Eco World Development Group BHD (I)	221,600	69,953
Ekovest BHD	56,200	20,922
Evergreen Fibreboard BHD	209,800	55,329
Felda Global Ventures Holdings BHD	661,400	248,647
Genting BHD	1,240,400	2,526,571
Genting Malaysia BHD	1,149,000	1,270,411
Glomac BHD	229,400	43,289
Goldis BHD	114,135	74,442
Hap Seng Consolidated BHD	334,420	640,338
Hap Seng Plantations Holdings BHD	237,700	141,468
Hong Leong Financial Group BHD	189,999	693,324
Hong Leong Industries BHD	25,000	51,715
Hua Yang BHD	73,066	31,558
Hume Industries BHD	27,000	20,802
Hwang Capital Malaysia BHD	43,200	27,832
IJM Corp. BHD	2,650,660	2,295,868
Inch Kenneth Kajang Rubber	106,800	18,597
Insas BHD	256,669	41,234
IOI Properties Group BHD	563,600	328,933
Iris Corp. BHD (I)	380,100	13,252
Iskandar Waterfront City BHD (I)	59,700	13,972

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
JAKS Resources BHD (I)	246,000	$56,972
Jaya Tiasa Holdings BHD	299,826	85,936
JCY International BHD	265,600	39,672
K&N Kenanga Holdings BHD (I)	343,945	42,401
Keck Seng Malaysia BHD	136,300	162,504
Kian JOO CAN Factory BHD	171,700	128,529
Kim Loong Resources BHD	31,000	25,172
KNM Group BHD (I)	1,071,600	109,750
KSL Holdings BHD	372,400	103,521
Kulim Malaysia BHD (I)	365,500	368,476
Kumpulan Fima BHD	2,300	1,063
Kwantas Corp. BHD (I)	56,000	18,317
Land & General BHD	163,200	15,632
Landmarks BHD (I)	147,700	28,533
LBS Bina Group BHD	167,000	65,093
Magnum BHD	176,500	100,751
Mah Sing Group BHD	405,000	148,006
Malayan Banking BHD	492,991	997,249
Malayan Flour Mills BHD	132,300	41,990
Malaysia Airports Holdings BHD	343,358	522,290
Malaysia Building Society BHD	321,300	57,574
Malaysia Marine and Heavy Engineering
Holdings BHD (I)	42,700	12,016
Malaysian Bulk Carriers BHD (I)	194,100	41,510
Malaysian Pacific Industries BHD	57,675	107,527
Malaysian Resources Corp. BHD	534,000	141,017
MBM Resources BHD	78,650	39,217
Media Prima BHD	396,400	135,691
Mega First Corp. BHD	93,200	40,826
MISC BHD	588,300	1,089,624
MK Land Holdings BHD	80,700	6,421
MKH BHD	75,100	47,606
MMC Corp. BHD	501,600	250,850
MNRB Holdings BHD (I)	10,000	6,175
Mudajaya Group BHD (I)	191,200	51,337
Muhibbah Engineering Malaysia BHD	31,900	17,426
Mulpha International BHD (I)	941,700	55,039
Naim Holdings BHD (I)	67,100	30,073
Oriental Holdings BHD	355,520	584,953
OSK Holdings BHD	498,998	197,027
Panasonic Manufacturing Malaysia BHD	29,000	214,698
Pantech Group Holdings BHD	53,025	7,398
Parkson Holdings BHD (I)	199,874	40,223
Petron Malaysia Refining & Marketing BHD	21,000	19,462
POS Malaysia BHD	152,800	106,694
PPB Group BHD	180,200	740,320
Press Metal BHD	151,400	138,800
Protasco BHD	109,900	44,082
RHB Capital BHD	360,684	458,842
Rimbunan Sawit BHD (I)	321,800	40,334
Salcon BHD	315,900	45,607
SapuraKencana Petroleum BHD	1,839,400	675,921
Sarawak Oil Palms BHD	28,000	27,493
Scomi Group BHD (I)	752,300	30,026
Selangor Dredging BHD	238,400	54,729
Selangor Properties BHD	105,000	120,972
Shangri-La Hotels Malaysia BHD	70,600	90,529
Shell Refining Company Federation of
Malaya BHD (I)	29,600	22,361
SHL Consolidated BHD	96,700	70,142
SP Setia BHD	387,950	279,175
Star Media Group BHD	37,400	24,223
Sumatec Resources BHD (I)	915,000	22,891

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Sunway BHD	519,896	$386,966
Supermax Corp. BHD	54,000	28,861
Suria Capital Holdings BHD	145,000	73,547
TA Ann Holdings BHD	140,748	115,377
TA Enterprise BHD	742,300	92,202
TA Global BHD	913,900	52,422
Tan Chong Motor Holdings BHD	42,500	20,269
Tanjung Offshore BHD (I)	222,400	16,587
TDM BHD	358,900	61,864
TH Plantations BHD (I)	6,680	1,799
Time dotCom BHD	251,100	473,440
Tiong NAM Logistics Holdings	48,800	18,185
Tropicana Corp. BHD	311,700	79,731
UEM Edgenta BHD	94,000	83,866
UEM Sunrise BHD	681,000	174,810
UMW Holdings BHD	269,400	383,942
UMW Oil and Gas Corp. BHD (I)	388,200	90,627
Unisem M BHD	346,180	206,621
United Malacca BHD	97,800	141,370
UOA Development BHD	320,300	174,059
VS Industry BHD	457,050	134,229
Wah Seong Corp. BHD	107,456	18,980
WCT Holdings BHD	506,487	189,086
Wing Tai Malaysia BHD	131,850	34,825
WTK Holdings BHD	179,600	47,375
YNH Property BHD (I)	186,460	87,207
YTL Corp. BHD	3,623,040	1,503,756
YTL Land & Development BHD (I)	52,700	7,849
		29,214,619
Malta - 0.0%
Tiso Blackstar Group SE	19,972	12,213
Mexico - 5.6%
Alfa SAB de CV, Class A	1,527,798	2,626,477
Alpek SAB de CV	187,199	307,074
Arca Continental SAB de CV	81,650	585,985
Axtel SAB de CV (I)	332,385	113,082
Bio Pappel SAB de CV (I)	32,029	43,727
Cemex SAB de CV, ADR (I)(L)	689,036	4,251,352
Cia Minera Autlan SAB de CV, Series B (I)	28,371	11,018
Coca-Cola Femsa SAB de CV, ADR (L)	8,750	725,900
Coca-Cola Femsa SAB de CV, Series L	158,718	1,315,231
Consorcio ARA SAB de CV	537,126	193,021
Corp. Actinver SAB de CV	30,824	23,553
Desarrolladora Homex SAB de CV (I)	9,110	877
Empresas ICA SAB de CV, ADR (I)(L)	111,326	73,954
Fomento Economico Mexicano SAB de CV	13,507	125,055
Fomento Economico Mexicano SAB
de CV, ADR	5,203	481,225
Genomma Lab Internacional SAB
de CV, Class B (I)	158,592	162,647
Grupo Aeromexico SAB de CV (I)(L)	93,581	193,381
Grupo Aeroportuario del Pacifico SAB
de CV, ADR	19,683	2,020,066
Grupo Aeroportuario del Sureste SAB
de CV, ADR	4,856	774,775
Grupo Carso SAB de CV, Series A1	418,028	1,799,007
Grupo Cementos de Chihuahua SAB de CV	35,500	94,951
Grupo Comercial Chedraui SA de CV	165,367	412,274
Grupo Elektra SAB de CV	24,918	346,541
Grupo Famsa SAB de CV, Class A (I)	197,856	76,837
Grupo Financiero Banorte SAB de CV	1,313,761	7,342,526
Grupo Financiero Inbursa SAB de CV, Series O	650,454	1,106,116

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Financiero Interacciones SA de CV	48,214	$235,366
Grupo Financiero Santander Mexico SAB
de CV, Class B	1,012,542	1,837,607
Grupo Herdez SAB de CV	99,173	217,846
Grupo Industrial Maseca SAB de CV, Series B	53,900	60,143
Grupo Industrial Saltillo SAB de CV	99,900	166,604
Grupo KUO SAB de CV, Series B	164,000	322,931
Grupo Mexico SAB de CV, Series B	2,405,773	5,637,251
Grupo Pochteca SAB de CV (I)	11,500	5,693
Grupo Sanborns SAB de CV	169,891	227,481
Grupo Simec SAB de CV, Series B (I)	76,650	186,771
Grupo Sports World SAB de CV (I)	9,300	9,309
Industrias Bachoco SAB de CV, ADR	2,653	131,058
Industrias Bachoco SAB de CV, Series B	51,716	213,143
Industrias CH SAB de CV, Series B (I)	104,024	428,499
Industrias Penoles SAB de CV	65,939	1,574,272
La Comer SAB de CV (I)	179,999	176,331
Maxcom Telecomunicaciones SAB de CV (I)	42,100	1,980
Megacable Holdings SAB de CV	19,519	79,218
Mexichem SAB de CV	551,576	1,162,734
Minera Frisco SAB de CV, Series A1 (I)	70,751	47,832
OHL Mexico SAB de CV (I)	561,560	688,030
Organizacion Cultiba SAB de CV (L)	89,403	107,582
Organizacion Soriana SAB de CV, Series B (I)	1,119,374	2,674,367
Qualitas Controladora SAB de CV	123,817	175,744
TV Azteca SAB de CV (L)	500,687	65,453
Urbi Desarrollos Urbanos SAB de CV (I)(L)	662,000	398
Vitro SAB de CV, Series A	18,084	57,815
		41,698,110
Netherlands - 0.7%
Steinhoff International Holdings NV	874,677	5,017,715
Philippines - 1.5%
Alliance Global Group, Inc.	1,179,200	372,014
Atlas Consolidated Mining
& Development Corp. (I)	348,700	32,707
Ayala Corp.	6,410	115,989
Bank of the Philippine Islands	39,060	80,880
BDO Unibank, Inc.	784,530	1,874,302
Bloomberry Resorts Corp. (I)	608,000	86,176
Cebu Air, Inc.	73,750	153,612
Century Properties Group, Inc.	1,726,673	18,756
China Banking Corp.	15,336	12,414
Cosco Capital, Inc.	887,600	147,076
East West Banking Corp.	147,900	57,323
Emperador, Inc. (I)	79,100	12,167
Empire East Land Holdings, Inc. (I)	1,152,000	19,901
Filinvest Development Corp.	211,875	29,739
Filinvest Land, Inc.	7,152,500	303,072
First Philippine Holdings Corp.	198,430	286,586
JG Summit Holdings, Inc.	831,820	1,519,621
Lopez Holdings Corp.	1,828,000	303,339
LT Group, Inc.	873,800	295,769
Megaworld Corp.	5,724,800	569,613
Metropolitan Bank & Trust Company	169,918	327,264
Pepsi-Cola Products Philippines, Inc.	243,000	17,076
Petron Corp.	1,343,400	319,215
Philippine National Bank (I)	325,690	398,239
Philtown Properties, Inc. (I)	3,844	126
Phoenix Petroleum Philippines, Inc.	146,300	19,349
RFM Corp.	266,000	23,675
Rizal Commercial Banking Corp.	275,000	187,059
Robinsons Land Corp.	1,413,000	889,395

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Robinsons Retail Holdings, Inc.	97,030	$178,330
San Miguel Corp.	388,380	649,216
San Miguel Pure Foods Company, Inc.	7,670	34,312
Security Bank Corp.	196,660	804,529
Top Frontier Investment Holdings, Inc. (I)	70,894	294,406
Trans-Asia Oil & Energy Development Corp.	1,023,000	53,009
Travellers International Hotel Group, Inc.	831,800	60,101
Union Bank of the Philippines	287,270	396,014
Vista Land & Lifescapes, Inc.	4,898,700	559,199
		11,501,570
Poland - 1.6%
Agora SA (I)	30,338	96,919
Asseco Poland SA	56,490	749,215
Bank Millennium SA (I)	216,273	256,922
Bioton SA (I)	45,462	93,706
ComArch SA (I)	1,802	66,832
Enea SA	115,475	290,315
Farmacol SA (I)	6,600	71,090
Firma Oponiarska Debica SA	2,000	48,150
Getin Holding SA (I)	169,278	36,603
Grupa Azoty SA	12,877	225,125
Grupa Kety SA	4,803	388,889
Grupa Lotos SA (I)	41,499	321,018
Impexmetal SA (I)	97,106	60,475
Jastrzebska Spolka Weglowa SA (I)	10,210	44,628
KGHM Polska Miedz SA	56,288	949,958
Kopex SA (I)	22,034	16,799
LC Corp. SA	155,767	77,473
mBank (I)	2,430	191,161
MCI Capital SA (I)	17,341	46,967
Netia SA	230,312	241,039
Orbis SA	29,605	456,784
PGE Polska Grupa Energetyczna SA	586,950	1,767,979
PKP Cargo SA (I)	3,929	32,993
Polnord SA (I)(L)	19,758	53,533
Polski Koncern Miesny Duda SA (I)	2,666	4,093
Polski Koncern Naftowy Orlen SA	191,911	3,371,010
Powszechna Kasa Oszczednosci
Bank Polski SA	161,400	956,677
Sygnity SA (I)	6,918	11,319
Tauron Polska Energia SA	795,042	573,574
Trakcja SA	22,296	56,042
Vistula Group SA (I)	37,313	30,416
		11,587,704
Russia - 2.2%
Gazprom PAO, ADR	2,442,044	10,551,994
Lukoil PJSC, ADR	114,166	4,778,262
Magnitogorsk Iron & Steel Works OJSC, GDR	69,127	336,613
RusHydro PJSC, ADR	514,007	471,607
VTB Bank PJSC, GDR	21,612	44,716
		16,183,192
South Africa - 7.7%
Adcorp Holdings, Ltd.	64,690	82,398
AECI, Ltd.	55,858	314,274
African Bank Investments, Ltd. (I)	690,372	14,531
African Rainbow Minerals, Ltd.	107,152	672,886
Alexander Forbes Group Holdings, Ltd.	196,894	89,348
Allied Electronics Corp., Ltd., A Shares (I)	34,041	13,940
Anglo American Platinum, Ltd. (I)	20,799	519,982
AngloGold Ashanti, Ltd., ADR (I)	282,573	5,103,268
ArcelorMittal South Africa, Ltd. (I)	138,452	79,097

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Astral Foods, Ltd.	10,923	$93,726
Aveng, Ltd. (I)	337,481	80,099
Barclays Africa Group, Ltd.	215,445	2,113,122
Barloworld, Ltd.	174,957	871,797
Blue Label Telecoms, Ltd.	263,306	329,784
Caxton & CTP Publishers & Printers, Ltd.	143,494	132,481
Clover Industries, Ltd.	61,156	76,746
Consolidated Infrastructure Group, Ltd. (I)	11,072	20,204
DataTec, Ltd.	157,049	469,416
DRDGOLD, Ltd.	348,805	202,567
Eqstra Holdings, Ltd. (I)	216,889	38,139
Exxaro Resources, Ltd. (L)	83,396	384,224
Gold Fields, Ltd., ADR	775,427	3,799,592
Grindrod, Ltd.	395,951	308,470
Group Five, Ltd.	85,698	117,984
Harmony Gold Mining Company, Ltd., ADR (I)	207,915	750,573
Hudaco Industries, Ltd.	16,112	116,172
Hulamin, Ltd.	112,965	43,491
Impala Platinum Holdings, Ltd. (I)	315,917	1,017,861
Imperial Holdings, Ltd.	90,402	923,161
Investec, Ltd.	126,324	774,470
KAP Industrial Holdings, Ltd.	570,346	241,782
Kumba Iron Ore, Ltd. (I)	26,874	203,096
Lewis Group, Ltd. (L)	64,602	194,052
Liberty Holdings, Ltd.	81,593	665,923
Mediclinic International PLC	26,374	379,121
Merafe Resources, Ltd.	1,207,366	80,566
Metair Investments, Ltd.	50,105	69,610
MMI Holdings, Ltd.	728,074	1,123,238
Mondi, Ltd.	81,735	1,493,970
Mpact, Ltd.	123,274	250,497
MTN Group, Ltd.	723,361	7,029,901
Murray & Roberts Holdings, Ltd.	221,422	177,218
Nampak, Ltd.	20,594	26,722
Nedbank Group, Ltd.	113,525	1,441,110
Northam Platinum, Ltd. (I)	147,112	432,962
Omnia Holdings, Ltd.	42,258	420,612
Peregrine Holdings, Ltd.	96,580	193,014
Pinnacle Holdings, Ltd. (I)	94,723	93,355
PSG Group, Ltd.	15,249	201,491
Raubex Group, Ltd.	77,675	102,007
RCL Foods, Ltd.	30,337	28,673
Reunert, Ltd.	25,410	108,557
Royal Bafokeng Platinum, Ltd. (I)	27,825	83,059
Sappi, Ltd. (I)	318,757	1,483,950
Sappi, Ltd., ADR (I)	156,861	724,698
Sasol, Ltd.	271,173	7,336,248
Sasol, Ltd., ADR	66,708	1,809,121
Sibanye Gold, Ltd., ADR (L)	171,490	2,335,694
Standard Bank Group, Ltd.	717,125	6,245,750
Stefanutti Stocks Holdings, Ltd. (I)	60,065	16,310
Super Group, Ltd. (I)	241,298	647,085
Telkom SA SOC, Ltd.	196,794	887,972
Telkom SA SOC, Ltd., ADR	3,000	54,720
Tiger Wheels, Ltd. (I)	32,678	0
Tongaat Hulett, Ltd.	68,141	545,867
Trencor, Ltd.	100,698	268,817
Wilson Bayly Holmes-Ovcon, Ltd.	6,542	56,020
		57,006,591
South Korea - 14.5%
Asia Cement Company, Ltd.	571	39,128
ASIA Holdings Company, Ltd.	888	78,407
Asia Paper Manufacturing Company, Ltd. (I)	1,600	28,537

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Asiana Airlines, Inc. (I)	26,396	$100,484
AUK Corp. (I)	19,670	37,023
BNK Financial Group, Inc.	130,318	918,395
BYC Company, Ltd.	166	69,540
CammSys Corp. (I)(L)	15,682	36,283
Chosun Refractories Company, Ltd.	1,479	105,419
CJ Hellovision Company, Ltd.	6,874	67,415
Cosmochemical Company, Ltd. (I)	3,570	13,968
Dae Dong Industrial Company, Ltd.	5,828	38,585
Dae Han Flour Mills Company, Ltd.	683	105,796
Daechang Company, Ltd. (I)	20,253	19,715
Daeduck Electronics Company	11,761	73,849
Daeduck GDS Company, Ltd.	10,322	117,984
Daegu Department Store	6,436	74,758
Daehan Steel Company, Ltd.	9,250	65,665
Daekyo Company, Ltd.	13,194	101,152
Daelim Industrial Company, Ltd.	10,852	723,920
Daesang Holdings Company, Ltd.	1,941	22,455
Daesung Holdings Company, Ltd.	4,160	34,229
Daewon San Up Company, Ltd.	839	5,252
Daewoo Engineering &
Construction Company, Ltd. (I)	34,186	167,897
Daewoo Shipbuilding & Marine
Engineering Company, Ltd. (I)(L)	20,438	75,775
Dahaam E-Tec Company, Ltd.	2,630	41,099
Daishin Securities Company, Ltd.	27,064	237,766
Daou Technology, Inc.	11,106	227,033
Dasan Networks, Inc. (I)	7,253	42,878
DGB Financial Group, Inc.	101,366	767,576
DK UIL Company, Ltd.	960	8,117
Dong Ah Tire & Rubber Company, Ltd.	6,260	145,492
Dong-Il Corp.	706	37,098
Dongbang Transport Logistics Company, Ltd.	5,500	12,290
Dongbu Securities Company, Ltd. (I)	24,463	73,084
Dongbu Steel Company, Ltd. (I)(L)	1,481	21,466
Dongil Industries Company, Ltd.	859	49,656
Dongkook Industrial Company, Ltd. (I)	3,600	8,002
Dongkuk Industries Company, Ltd.	5,249	22,972
Dongkuk Steel Mill Company, Ltd. (I)	39,251	277,850
Dongwha Pharmaceutical Company, Ltd.	5,488	48,508
Dongyang E&P, Inc.	676	7,613
Doosan Corp.	3,384	274,862
Doosan Heavy Industries and
Construction Company, Ltd.	18,485	343,107
Doosan Infracore Company, Ltd. (I)	65,129	388,522
DRB Holding Company, Ltd.	5,664	64,540
DY Corp.	4,183	21,635
e-LITECOM Company, Ltd.	2,998	31,817
E-MART, Inc.	8,106	1,223,219
Eagon Industrial, Ltd.	2,280	25,614
EM-Tech Company, Ltd. (I)	2,211	21,234
Eugene Corp.	8,573	36,514
Eugene Investment &
Securities Company, Ltd. (I)	48,532	106,464
Fursys, Inc.	792	23,953
Gaon Cable Company, Ltd.	2,934	56,945
GOLFZON Company, Ltd.	3,210	21,323
GS Engineering & Construction Corp. (I)	19,083	465,773
GS Holdings Corp.	30,293	1,258,015
Gwangju Shinsegae Company, Ltd.	507	111,920
Halla Corp. (I)	14,352	67,650
Halla Holdings Corp.	2,910	155,095
Han Kuk Carbon Company, Ltd.	6,020	32,631

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hana Financial Group, Inc.	112,266	$2,282,468
Hana Micron, Inc.	7,137	33,881
Handok, Inc.	121	3,836
Handsome Company, Ltd.	2,848	97,654
Hanil Cement Company, Ltd.	2,104	150,261
Hanjin Heavy Industries &
Construction Company, Ltd. (I)	40,400	140,960
Hanjin Heavy Industries & Construction
Holdings Company, Ltd. (I)	8,037	36,575
Hanjin Kal Corp.	23,564	339,520
Hanjin Shipping Company, Ltd. (I)(L)	29,558	51,836
Hanjin Transportation Company, Ltd.	4,666	130,397
Hankuk Paper Manufacturing Company, Ltd.	2,119	54,055
Hansol Holdings Company, Ltd. (I)	20,990	132,270
Hansol Paper Company, Ltd.	5,153	96,786
Hanwha Chemical Corp.	55,685	1,163,503
Hanwha Corp.	32,217	1,000,856
Hanwha General Insurance Company, Ltd.	10,207	64,782
Hanwha Investment &
Securities Company, Ltd. (I)	35,446	83,839
Hanwha Life Insurance Company, Ltd.	115,322	581,096
Hanwha Techwin Company, Ltd.	6,653	282,899
Hanyang Securities Company, Ltd.	10,199	66,608
Heung-A Shipping Company, Ltd.	19,973	22,111
Hitejinro Holdings Company, Ltd.	6,006	70,549
HMC Investment Securities Company, Ltd.	11,431	97,905
HS R&A Company, Ltd.	986	29,450
Humax Company, Ltd.	5,496	65,291
Huvis Corp.	2,191	14,904
Hwa Shin Company, Ltd.	3,135	20,068
Hwacheon Machine Tool Company, Ltd.	633	28,293
HwaSung Industrial Company, Ltd.	4,800	47,752
Hyosung Corp.	10,060	1,101,108
Hyundai BNG Steel Company, Ltd. (I)	5,400	44,200
Hyundai Corp.	1,690	34,136
Hyundai Department Store Company, Ltd.	6,832	768,608
Hyundai Development Company	20,199	700,757
Hyundai Engineering &
Construction Company, Ltd.	30,385	888,968
Hyundai Heavy Industries Company, Ltd. (I)	16,389	1,517,367
Hyundai Home Shopping Network Corp.	585	64,673
Hyundai Hy Communications &
Networks Company, Ltd.	8,963	29,151
Hyundai Mobis Company, Ltd.	2,383	524,268
Hyundai Motor Company	79,668	9,424,046
Hyundai Rotem Company, Ltd. (I)	3,668	57,134
Hyundai Securities Company, Ltd.	49,584	271,351
Hyundai Steel Company	44,241	1,780,117
Hyundai Wia Corp.	7,950	619,772
Iljin Display Company, Ltd. (I)	8,213	30,115
Iljin Electric Company, Ltd.	2,300	9,963
Ilshin Spinning Company, Ltd.	867	93,642
Ilsung Pharmaceutical Company, Ltd.	473	48,419
Industrial Bank of Korea	132,240	1,288,480
Interflex Company, Ltd. (I)	965	8,103
Interpark Corp.	14,414	75,212
INTOPS Company, Ltd.	2,551	43,938
Inzi Controls Company, Ltd.	6,050	29,626
ISU Chemical Company, Ltd.	5,748	83,918
IsuPetasys Company, Ltd.	4,963	22,200
Jahwa Electronics Company, Ltd.	4,238	45,299
JB Financial Group Company, Ltd.	68,876	340,381
Jeil Savings Bank (I)	1,820	0

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Kangnam Jevisco Company, Ltd.	1,970	$60,152
KB Capital Company, Ltd.	3,729	73,655
KB Financial Group, Inc., ADR	144,612	4,115,658
KB Insurance Company, Ltd.	8,921	217,417
KCC Corp.	1,807	601,037
Keyang Electric Machinery Company, Ltd.	7,093	38,750
KG Chemical Corp.	4,747	56,051
KG Eco Technology Service Company, Ltd.	7,080	18,497
KH Vatec Company, Ltd.	5,500	57,917
Kia Motors Corp.	137,922	5,196,818
KISCO Corp.	2,680	86,441
KISCO Holdings Company, Ltd.	778	41,562
Kishin Corp.	1,549	7,371
KISWIRE, Ltd.	3,742	120,871
Kolon Corp.	1,320	64,162
Kolon Industries, Inc.	7,361	464,004
Korea Cast Iron Pipe Industries Company, Ltd.	3,002	28,548
Korea Circuit Company, Ltd.	3,910	31,070
Korea Electric Terminal Company, Ltd.	2,512	196,539
Korea Flange Company, Ltd. (I)	3,799	46,208
Korea Investment Holdings Company, Ltd.	19,739	727,719
Korea Line Corp. (I)	1,145	17,149
Korean Air Lines Company, Ltd. (I)	14,416	326,085
Korean Petrochemical Industrial Company, Ltd.	1,350	283,982
Korean Reinsurance Company, Ltd.	34,840	370,655
Kortek Corp.	5,352	55,892
KPX Chemical Company, Ltd.	933	41,054
KTB Investment & Securities Company, Ltd. (I)	21,545	47,734
KTCS Corp.	8,694	19,186
Kukdo Chemical Company, Ltd.	1,414	73,364
Kumho Electric Company, Ltd. (I)	2,785	25,783
Kumho Tire Company, Inc. (I)	22,912	190,508
Kumkang Kind Company, Ltd.	423	17,202
Kwangju Bank	16,303	123,327
Kyeryong Construction
Industrial Company, Ltd. (I)	2,811	27,683
Kyobo Securities Company	12,618	104,264
Kyung-In Synthetic Corp.	4,040	16,857
Kyungbang, Ltd.	532	79,896
LF Corp.	7,051	130,006
LG Corp.	37,877	2,106,410
LG Display Company, Ltd., ADR (L)	324,809	3,764,536
LG Electronics, Inc.	70,353	3,313,394
LG Innotek Company, Ltd.	3,449	237,835
LG International Corp.	2,012	66,414
LG Uplus Corp.	77,177	733,002
Lotte Chemical Corp.	2,707	673,739
Lotte Chilsung Beverage Company, Ltd.	271	421,301
Lotte Confectionery Company, Ltd.	2,020	342,245
LOTTE Fine Chemical Company, Ltd.	5,888	160,159
LOTTE Himart Company, Ltd.	3,591	144,564
Lotte Non-Life Insurance Company, Ltd. (I)	13,176	29,230
Lotte Shopping Company, Ltd.	4,717	834,353
LS Corp.	5,199	255,461
Lumens Company, Ltd. (I)	10,614	35,091
Mando Corp.	1,451	275,545
MegaStudy Company, Ltd.	329	9,510
Melfas, Inc. (I)	5,286	33,307
Meritz Securities Company, Ltd.	18,117	51,123
Mi Chang Oil Industrial Company, Ltd.	743	58,221
Mirae Asset Daewoo Company, Ltd.	62,611	428,162
Mirae Asset Securities Company, Ltd.	28,249	571,108
MK Electron Company, Ltd.	3,591	33,191

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
MNTech Company, Ltd. (I)	3,764	$15,494
Moorim P&P Company, Ltd.	16,648	59,799
Moorim Paper Company, Ltd. (I)	13,820	34,543
Motonic Corp.	4,725	34,427
Namyang Dairy Products Company, Ltd.	211	125,975
Nexen Corp.	9,530	64,965
NH Investment & Securities Company, Ltd.	62,300	499,903
NHN Entertainment Corp. (I)	2,841	160,237
Nong Shim Holdings Company, Ltd.	962	123,011
NOROO Paint & Coatings Company, Ltd.	3,102	28,536
OCI Company, Ltd. (I)(L)	4,813	381,541
Pan Ocean Company, Ltd. (I)	38,508	117,836
PaperCorea, Inc. (I)(L)	70,940	45,359
Poonglim Industrial Company, Ltd. (I)	189	361
Poongsan Corp.	6,876	175,292
Poongsan Holdings Corp.	2,461	87,693
POSCO	17,206	3,048,053
POSCO Coated & Color Steel Company, Ltd.	1,656	34,506
Posco Daewoo Corp.	14,413	316,597
POSCO, ADR	38,055	1,693,448
Power Logics Company, Ltd. (I)	5,464	19,360
Pyeong Hwa Automotive Company, Ltd.	1,974	20,920
S&T Dynamics Company, Ltd.	12,563	105,901
S&T Holdings Company, Ltd.	4,696	84,661
S&T Motiv Company, Ltd.	3,409	193,394
S-Oil Corp.	2,794	185,156
Sajo Industries Company, Ltd. (I)	565	29,550
Sam Young Electronics Company, Ltd.	8,171	85,893
Samho Development Company, Ltd.	3,660	10,950
SAMHWA Paints Industrial Company, Ltd.	2,462	24,381
Samjin LND Company, Ltd.	9,393	25,328
Sammok S-Form Company, Ltd.	2,024	29,923
Samsung Card Company, Ltd.	10,909	395,320
Samsung Electro-Mechanics Company, Ltd. (L)	27,906	1,222,731
Samsung Electronics Company, Ltd.	2,393	2,980,126
Samsung Heavy
Industries Company, Ltd. (I)(L)	45,147	363,406
Samsung Life Insurance Company, Ltd.	24,423	2,137,270
Samsung SDI Company, Ltd.	14,723	1,393,966
Samsung Securities Company, Ltd.	17,622	546,819
Samyang Corp.	937	76,989
Samyang Holdings Corp.	2,059	266,332
Samyang Tongsang Company, Ltd.	893	38,888
SAVEZONE I&C Corp.	13,845	64,821
SBS Media Holdings Company, Ltd.	16,606	43,937
SeAH Besteel Corp.	3,552	77,105
SeAH Holdings Corp.	664	68,983
SeAH Steel Corp.	1,700	100,759
Sebang Company, Ltd.	7,461	107,552
Sebang Global Battery Company, Ltd.	2,205	72,639
Sejong Industrial Company, Ltd.	2,080	17,656
Seohee Construction Company, Ltd. (I)	40,163	43,007
Seoyon Company, Ltd.	3,245	30,597
Sewon Precision Industry Company, Ltd. (I)	547	8,917
SG Corp. (I)(L)	53,477	55,720
Shinhan Financial Group Company, Ltd., ADR	193,122	6,322,814
Shinsegae Company, Ltd.	3,309	563,095
Shinsegae Information &
Communication Company, Ltd.	621	44,251
Shinsung Solar Energy Company, Ltd. (I)	27,836	54,591
Shinsung Tongsang Company, Ltd. (I)	24,560	30,921
Shinwon Corp. (I)	22,404	38,615
Shinyoung Securities Company, Ltd.	3,080	133,698

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Signetics Corp. (I)	11,897	$15,796
Silla Company, Ltd.	4,217	55,752
SIMPAC, Inc.	4,415	19,757
Sindoh Company, Ltd.	3,394	148,004
SK Chemicals Company, Ltd.	3,188	202,136
SK Gas, Ltd.	2,955	222,280
SK Holdings Company, Ltd.	9,504	1,679,822
SK Hynix, Inc.	226,604	6,448,467
SK Innovation Company, Ltd.	36,312	4,474,155
SK Networks Company, Ltd.	37,190	192,911
SK Securities Company, Ltd. (I)	105,396	98,501
SKC Company, Ltd.	7,364	174,478
SL Corp.	6,467	81,105
Songwon Industrial Company, Ltd.	4,088	80,966
Ssangyong Cement Industrial Company, Ltd. (I)	8,237	134,395
Sunchang Corp.	2,607	25,035
Sung Kwang Bend Company, Ltd.	2,566	20,663
Sungchang Enterprise Holdings, Ltd.	9,150	26,774
Sungshin Cement Company, Ltd. (I)	9,269	86,776
Sungwoo Hitech Company, Ltd.	11,225	75,727
Suprema HQ, Inc. (I)	3,825	33,297
Taekwang Industrial Company, Ltd.	304	229,696
Taewoong Company, Ltd. (I)	1,493	23,634
Taeyoung Engineering &
Construction Company, Ltd. (I)	26,384	137,419
Tailim Packaging Industrial Company, Ltd.	18,151	50,402
TBH Global Company, Ltd. (I)	2,462	18,372
The Leadcorp, Inc.	5,369	45,625
The WillBes & Company	16,490	34,745
TK Chemical Corp. (I)	7,585	12,907
TK Corp.	3,345	23,923
Tong Yang Moolsan Company, Ltd.	15,100	17,692
Tongyang Cement & Energy Corp. (I)	5,548	21,031
Tongyang Life Insurance Company, Ltd.	12,010	106,178
Top Engineering Company, Ltd. (I)	5,334	26,323
Tovis Company, Ltd.	1,843	13,015
TS Corp.	2,807	56,795
Ubiquoss, Inc.	2,215	17,767
Uju Electronics Company, Ltd.	1,757	20,107
Unid Company, Ltd.	2,188	84,281
Visang Education, Inc.	1,644	16,376
Wiscom Company, Ltd.	3,760	14,429
Woongjin Company, Ltd. (I)	16,413	42,517
Woori Bank	141,281	1,174,663
Woori Bank, ADR	83	2,062
YESCO Company, Ltd.	1,950	68,221
Yoosung Enterprise Company, Ltd.	6,386	20,758
Youlchon Chemical Company, Ltd.	6,065	71,248
Young Poong Corp.	143	119,719
Yuanta Securities Korea Company, Ltd. (I)	56,972	168,032
YuHwa Securities Company, Ltd.	3,410	46,334
		107,940,882
Taiwan - 14.2%
Ability Enterprise Company, Ltd.	104,979	54,603
AcBel Polytech, Inc.	82,000	63,014
Accton Technology Corp.	204,722	275,947
Acer, Inc. (I)	1,246,452	588,796
ACES Electronic Company, Ltd.	29,000	23,002
Achem Technology Corp.	128,173	45,276
Action Electronics Company, Ltd. (I)	190,923	18,451
Advanced Connectek, Inc. (I)	52,000	9,188
Advanced International
Multitech Company, Ltd.	11,000	6,875

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
AGV Products Corp. (I)	317,100	$80,622
ALI Corp.	56,000	29,293
Alpha Networks, Inc.	178,500	103,807
Altek Corp.	135,104	90,712
AmTRAN Technology Company, Ltd.	327,185	205,215
APCB, Inc.	92,000	44,086
Apex International Company, Ltd.	17,000	20,604
Apex Science & Engineering	43,472	11,413
Ardentec Corp.	129,706	76,702
Asia Cement Corp.	939,805	816,958
Asia Optical Company, Inc. (I)	159,000	131,382
Asia Polymer Corp.	98,070	52,404
Asia Vital Components Company, Ltd.	148,328	112,111
Asustek Computer, Inc.	95,000	786,301
AU Optronics Corp., ADR	711,649	2,483,655
Audix Corp.	52,960	56,895
Avermedia Technologies, Inc. (I)	104,000	29,309
Avision, Inc. (I)	98,751	21,493
Bank of Kaohsiung	246,039	68,297
BenQ Materials Corp.	25,000	13,063
BES Engineering Corp.	900,700	146,647
Biostar Microtech International Corp. (I)	67,000	16,248
Bright Led Electronics Corp.	97,000	26,610
Cameo Communications, Inc. (I)	164,944	29,368
Capital Securities Corp.	1,013,069	259,452
Career Technology MFG. Company, Ltd.	95,000	49,455
Carnival Industrial Corp. (I)	205,000	29,513
Cathay Financial Holdings Company, Ltd.	2,887,000	3,164,369
Cathay Real Estate
Development Company, Ltd.	536,000	242,800
Central Reinsurance Company, Ltd.	118,290	50,174
ChainQui Construction
Development Company, Ltd.	54,000	35,473
Champion Building
Materials Company, Ltd. (I)	120,132	24,195
Chang Hwa Commercial Bank	2,309,665	1,205,983
Charoen Pokphand Enterprise	113,785	131,263
Cheng Loong Corp.	591,320	212,088
Cheng Uei Precision Industry Company, Ltd.	303,629	397,201
Chia Chang Company, Ltd.	50,000	33,297
Chia Hsin Cement Corp.	264,773	68,680
Chien Kuo Construction Company, Ltd.	72,000	19,032
Chimei Materials Technology Corp.	122,000	56,040
Chin-Poon Industrial Company, Ltd.	194,571	421,147
China Airlines, Ltd. (I)	1,404,910	422,850
China Bills Finance Corp.	328,000	123,701
China Chemical &
Pharmaceutical Company, Ltd.	163,000	93,125
China Development Financial Holdings Corp.	5,466,208	1,325,803
China Electric Manufacturing Corp. (I)	93,000	22,010
China General Plastics Corp.	231,688	112,555
China Life Insurance Company, Ltd.	1,358,950	1,057,911
China Man-Made Fiber Corp. (I)	636,000	143,837
China Metal Products Company, Ltd.	138,513	164,931
China Motor Corp.	203,125	154,085
China Petrochemical Development Corp. (I)	886,550	199,711
China Steel Corp.	5,046,180	3,287,971
China Steel Structure Company, Ltd.	50,000	32,304
China Synthetic Rubber Corp.	149,291	107,752
China Wire & Cable Company, Ltd. (I)	102,400	41,157
Chinese Maritime Transport, Ltd. (I)	29,000	19,735
Chipbond Technology Corp.	246,000	316,086
Chong Hong Construction Company, Ltd.	15,000	29,682

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Chun Yu Works & Company, Ltd.	97,000	$40,637
Chun Yuan Steel	275,874	88,658
Chung Hsin Electric &
Machinery Manufacturing Corp.	255,500	148,921
Chung Hung Steel Corp. (I)	235,625	40,309
Chung Hwa Pulp Corp.	345,977	102,300
Chunghwa Picture Tubes, Ltd. (I)	3,057,429	75,375
Clevo Company	198,000	167,526
CMC Magnetics Corp. (I)	1,291,443	151,296
CoAsia Microelectronics Corp.	40,950	24,266
Collins Company, Ltd.	26,626	9,670
Compal Electronics, Inc.	2,494,000	1,577,721
Compeq Manufacturing Company	732,000	391,310
Concord Securities Corp. (I)	135,000	25,941
Continental Holdings Corp.	303,050	99,477
Coretronic Corp.	402,500	369,600
Coxon Precise Industrial Company, Ltd.	59,000	74,919
CSBC Corp. Taiwan	147,100	69,554
CTBC Financial Holding Company, Ltd.	4,206,063	2,212,235
CviLux Corp.	24,000	17,892
D-Link Corp. (I)	417,511	140,171
DA CIN Construction Company, Ltd.	62,000	31,956
Darfon Electronics Corp.	157,850	99,337
Darwin Precisions Corp.	266,099	98,317
Delpha Construction Company, Ltd.	77,261	35,809
Dynamic Electronics Company, Ltd. (I)	159,762	44,650
Dynapack International Technology Corp.	29,000	42,953
E Ink Holdings, Inc. (I)	150,000	83,470
E.Sun Financial Holding Company, Ltd.	3,364,680	1,993,258
Eastern Media International Corp. (I)	333,608	54,239
Edimax Technology Company, Ltd.	53,404	17,056
Edison Opto Corp. (I)	62,000	28,369
Edom Technology Company, Ltd.	40,000	22,378
Elite Material Company	113,000	265,621
Elite Semiconductor Memory Technology, Inc.	39,000	35,804
Elitegroup Computer Systems Company, Ltd.	215,104	128,523
Emerging Display Technologies Corp. (I)	32,000	11,435
ENG Electric Company, Ltd.	48,760	25,577
EnTie Commercial Bank	106,000	45,366
Episil Holdings, Inc. (I)	70,000	26,649
Epistar Corp.	514,312	366,923
Etron Technology, Inc.	26,000	10,256
Eva Airways Corp. (I)	889,511	406,133
Everest Textile Company, Ltd.	180,000	86,783
Evergreen International Storage
& Transport Corp.	353,600	140,870
Evergreen Marine Corp Taiwan, Ltd.	788,063	293,445
Everlight Chemical Industrial Corp.	65,000	43,043
Everlight Electronics Company, Ltd.	36,000	58,807
Excelsior Medical Company, Ltd.	56,695	90,892
Far Eastern Department Stores Company, Ltd.	452,720	244,675
Far Eastern International Bank	1,499,965	426,077
Far Eastern New Century Corp.	1,476,249	1,104,743
Farglory F T Z Investment
Holding Company, Ltd. (I)	45,000	18,813
Farglory Land Development Company, Ltd.	145,530	168,482
Federal Corp.	279,105	119,810
First Copper Technology Company, Ltd.	106,000	21,629
First Financial Holding Company, Ltd.	4,065,678	2,137,933
First Insurance Company, Ltd.	158,475	55,910
First Steamship Company, Ltd.	249,104	62,912
Formosa Advanced
Technologies Company, Ltd.	24,000	16,989

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Formosa Chemicals & Fibre Corp.	315,000	$795,285
Formosa Taffeta Company, Ltd.	405,000	392,164
Formosan Rubber Group, Inc.	272,000	127,794
Formosan Union Chemical	187,940	102,230
Fortune Electric Company, Ltd.	35,000	16,524
Founding Construction &
Development Company, Ltd.	104,349	56,093
Foxconn Technology Company, Ltd.	513,492	1,212,972
Foxlink Image Technology Company, Ltd.	67,000	31,883
Froch Enterprise Company, Ltd.	43,060	13,107
FSP Technology, Inc. (I)	59,227	42,270
Fubon Financial Holding Company, Ltd.	4,126,417	4,865,174
Fullerton Technology Company, Ltd.	86,460	66,077
Fulltech Fiber Glass Corp.	149,616	52,573
Fwusow Industry Company, Ltd.	55,441	26,074
G Shank Enterprise Company, Ltd.	40,535	28,839
G Tech Optoelectronics Corp. (I)	60,000	21,816
Gallant Precision Machining Company, Ltd.	66,000	34,573
Gemtek Technology Corp.	199,697	118,326
Genesis Photonics, Inc. (I)	160,240	25,345
Genius Electronic Optical Company, Ltd. (I)	16,000	26,377
Getac Technology Corp.	296,000	208,995
Giantplus Technology Company, Ltd. (I)	30,000	18,317
Giga Solution Tech Company, Ltd.	19,000	11,090
Gigabyte Technology Company, Ltd.	250,000	297,972
Gintech Energy Corp. (I)	278,318	227,987
Global Brands Manufacture, Ltd. (I)	171,806	40,713
Global Lighting Technologies, Inc.	23,000	52,119
Globe Union Industrial Corp.	96,750	43,267
Gloria Material Technology Corp.	283,350	145,665
Gold Circuit Electronics, Ltd. (I)	301,204	80,453
Goldsun Building Materials Company, Ltd.	844,714	216,270
Grand Ocean Retail Group, Ltd.	18,000	14,090
Grand Pacific Petrochemical Corp.	593,000	288,685
Great Wall Enterprise Company, Ltd.	175,400	160,103
Green Energy Technology, Inc. (I)	147,194	101,894
GTM Holdings Corp. (I)	78,000	34,954
Hannstar Board Corp.	128,759	36,882
HannStar Display Corp. (I)	1,649,842	257,908
Harvatek Corp.	132,836	43,879
Hey Song Corp.	177,000	179,332
Ho Tung Chemical Corp. (I)	396,229	84,412
Hocheng Corp.	150,500	35,766
Holy Stone Enterprise Company, Ltd.	118,300	123,176
Hon Hai Precision Industry Company, Ltd.	2,252,100	5,802,051
Hong TAI Electric Industrial	72,000	18,477
Hong YI Fiber Industry Company	37,000	23,372
Horizon Securities Company, Ltd.	223,000	42,591
Hsin Kuang Steel Company, Ltd.	157,085	74,285
Hsing TA Cement Company, Ltd.	67,100	20,834
HTC Corp.	194,000	628,041
Hua Eng Wire & Cable Company, Ltd. (I)	140,000	27,603
Hua Nan Financial Holdings Company, Ltd.	2,970,942	1,543,824
Huaku Development Company, Ltd.	86,000	147,208
Huang Hsiang Construction Company	35,000	43,679
Hung Ching Development &
Construction Company, Ltd.	71,000	38,753
Hung Poo Real Estate Development Corp.	123,000	105,950
Hung Sheng Construction Company, Ltd.	338,200	173,698
Hwa Fong Rubber Company, Ltd.	58,000	20,750
I-Chiun Precision Industry Company, Ltd.	98,000	27,188
Ichia Technologies, Inc.	184,180	86,739
Infortrend Technology, Inc.	118,000	58,841

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Innolux Corp.	6,278,561	$2,121,437
Inotera Memories, Inc. (I)	1,103,000	863,804
Inventec Corp.	284,000	203,063
ITE Technology, Inc.	7,913	7,172
Jess-Link Products Company, Ltd.	57,000	48,461
Jih Sun Financial Holdings Company, Ltd.	510,520	108,091
K Laser Technology, Inc.	82,214	35,651
Kang Na Hsiung Enterprise Company, Ltd.	105,000	34,647
Kaulin Manufacturing Company, Ltd.	71,710	36,802
KEE TAI Properties Company, Ltd.	129,000	58,201
Kenmec Mechanical
Engineering Company, Ltd.	44,000	17,161
Kindom Construction Company, Ltd.	117,000	65,055
King Yuan Electronics Company, Ltd.	716,796	638,408
King’s Town Bank	487,000	324,195
King’s Town Construction Company, Ltd.	15,300	8,616
Kinko Optical Company, Ltd. (I)	36,000	18,969
Kinpo Electronics, Inc. (I)	689,269	260,462
Kinsus Interconnect Technology Corp.	88,000	193,672
KS Terminals, Inc.	37,000	42,108
Kuo Toong International Company, Ltd.	77,045	53,670
Kuoyang Construction Company, Ltd.	52,335	18,823
Kwong Fong Industries	101,536	60,234
KYE Systems Corp.	231,651	67,573
L&K Engineering Company, Ltd.	74,000	57,284
LAN FA Textile	143,863	36,527
LCY Chemical Corp.	19,000	24,004
Leader Electronics, Inc.	51,000	14,662
Lealea Enterprise Company, Ltd.	446,124	121,670
LEE CHI Enterprises Company, Ltd.	118,000	39,703
Leofoo Development Company, Ltd.	125,969	35,495
LES Enphants Company, Ltd. (I)	64,000	26,443
Lextar Electronics Corp.	78,000	39,478
Li Peng Enterprise Company, Ltd. (I)	287,030	61,840
Lien Hwa Industrial Corp.	385,950	251,460
Lingsen Precision Industries, Ltd.	206,481	56,524
Lite-On Semiconductor Corp.	139,693	94,230
Lite-On Technology Corp.	1,316,260	1,812,872
Long Chen Paper Company, Ltd.	375,307	186,331
Longwell Company	23,000	23,435
Lotes Company, Ltd.	32,000	91,577
Lucky Cement Corp.	141,000	44,278
Macronix International (I)	2,539,001	224,384
Marketech International Corp.	82,000	74,185
Masterlink Securities Corp.	730,825	196,358
Mega Financial Holding Company, Ltd.	6,277,472	4,748,102
Meiloon Industrial Company, Ltd.	73,000	30,001
Mercuries & Associates, Ltd.	56,000	32,167
Mercuries Life Insurance Company, Ltd.	284,418	127,600
Merry Electronics Company, Ltd.	24,000	52,393
Micro-Star International Company, Ltd.	432,264	798,389
Mitac Holdings Corp.	354,978	263,133
Motech Industries, Inc. (I)	136,000	142,854
MPI Corp.	9,000	23,851
Nan Ya Printed Circuit Board Corp.	87,000	79,144
Nantex Industry Company, Ltd.	34,698	28,220
Neo Solar Power Corp.	274,000	152,863
Nien Hsing Textile Company, Ltd.	158,000	117,387
Nishoku Technology, Inc.	6,000	9,876
Optimax Technology Corp. (I)	103,000	13,936
OptoTech Corp.	305,000	114,573
Oriental Union Chemical Corp.	65,000	39,643
Pacific Construction Company, Ltd.	89,289	34,194

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Pan Jit International, Inc.	185,000	$94,823
Pan-International Industrial Corp.	32,481	12,499
Paragon Technologies Company, Ltd. (I)	28,904	19,633
Pegatron Corp.	1,132,660	2,405,689
Phihong Technology Company, Ltd.	152,000	44,235
Pou Chen Corp.	341,348	459,458
Powertech Technology, Inc.	429,000	957,864
President Securities Corp.	486,285	179,573
Prime Electronics Satellitics, Inc. (I)	50,000	15,955
Prince Housing & Development Corp.	402,555	149,522
Prodisc Technology, Inc. (I)	762,000	0
Promise Technology, Inc.	44,000	20,946
Qisda Corp.	1,209,280	431,154
Qualipoly Chemical Corp.	22,332	24,906
Quanta Storage, Inc.	131,000	90,445
Quintain Steel Company, Ltd. (I)	113,111	24,621
Radiant Opto-Electronics Corp.	152,000	239,796
Radium Life Tech Company, Ltd. (I)	414,335	134,253
Ralec Electronic Corp.	30,335	47,176
Rexon Industrial Corp., Ltd. (I)	63,456	26,515
Rich Development Company, Ltd.	191,000	54,973
Ritek Corp. (I)	1,648,029	142,837
Ruentex Development Company, Ltd.	64,949	75,972
Sampo Corp.	287,338	122,485
San Far Property, Ltd.	55,000	23,161
Sanyang Motor Company, Ltd.	208,000	133,854
SDI Corp.	24,000	25,250
Sesoda Corp.	57,000	48,449
Sheng Yu Steel Company, Ltd.	61,000	40,215
ShenMao Technology, Inc.	13,000	9,063
Shih Wei Navigation Company, Ltd.	56,740	17,738
Shihlin Electric & Engineering Corp.	41,000	51,164
Shin Kong Financial Holding Company, Ltd.	4,168,170	820,486
Shin Zu Shing Company, Ltd.	51,000	168,226
Shining Building Business Company, Ltd. (I)	49,500	16,938
Shinkong Insurance Company, Ltd.	142,000	105,541
Shinkong Synthetic Fibers Corp.	869,239	232,609
Shuttle, Inc. (I)	112,000	31,949
Sigurd Microelectronics Corp.	261,293	191,694
Silicon Integrated Systems Corp. (I)	359,000	69,705
Sino-American Silicon Products, Inc.	300,000	338,602
Sinon Corp.	249,650	108,980
SinoPac Financial Holdings Company, Ltd.	5,135,489	1,524,065
Sinphar Pharmaceutical Company, Ltd.	17,000	14,277
Sirtec International Company, Ltd.	17,000	22,491
Siward Crystal Technology Company, Ltd.	64,213	37,018
Solar Applied Materials Technology Company	153,000	41,500
Solartech Energy Corp.	149,624	89,127
Southeast Cement Company, Ltd.	66,000	31,158
Spirox Corp.	72,068	40,977
Sunplus Technology Company, Ltd.	329,000	124,022
Sunrex Technology Corp.	61,273	30,960
Sunspring Metal Corp.	18,000	23,401
Supreme Electronics Company, Ltd.	166,292	81,793
Sweeten Real Estate
Development Company, Ltd.	39,743	19,753
Syncmold Enterprise Corp.	25,000	41,238
Synnex Technology International Corp.	333,000	361,285
Systex Corp.	21,000	36,737
TA Chen Stainless Pipe	477,974	240,790
Ta Chong Securities Company, Ltd.	51,000	12,755
Ta Ya Electric Wire & Cable Company, Ltd. (I)	166,436	21,899
TA-I Technology Company, Ltd.	75,823	39,416

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taichung Commercial Bank	1,604,404	$449,775
Taiflex Scientific Company, Ltd.	55,000	61,371
Tainan Enterprises Company, Ltd.	60,250	69,495
Tainan Spinning Company, Ltd.	890,638	341,165
Taishin Financial Holding Company, Ltd.	3,472,400	1,342,496
Taisun Enterprise Company, Ltd. (I)	73,032	30,061
Taiwan Business Bank (I)	2,408,611	613,344
Taiwan Cement Corp.	1,707,983	1,708,305
Taiwan Cogeneration Corp.	221,434	170,977
Taiwan Cooperative Financial
Holding Company, Ltd.	3,448,078	1,523,974
Taiwan Fertilizer Company, Ltd.	325,000	433,885
Taiwan Fire & Marine Insurance Company	28,000	16,533
Taiwan FU Hsing Industrial Company, Ltd.	45,000	72,231
Taiwan Glass Industry Corp. (I)	269,000	115,422
Taiwan Hon Chuan Enterprise Company, Ltd.	112,000	167,023
Taiwan Hopax Chemicals
Manufacturing Company, Ltd.	10,200	6,306
Taiwan Kolin Company, Ltd. (I)	327,000	0
Taiwan Land Development Corp.	437,162	144,431
Taiwan Mask Corp.	109,150	28,646
Taiwan Navigation Company, Ltd.	49,000	18,443
Taiwan PCB Techvest Company, Ltd.	78,000	73,442
Taiwan Pulp & Paper Corp. (I)	205,640	68,670
Taiwan Semiconductor Company, Ltd.	11,000	13,304
Taiwan Surface Mounting
Technology Company, Ltd.	71,225	61,200
Taiwan TEA Corp.	387,000	179,695
Taiwan Union Technology Corp.	65,000	71,044
Taiyen Biotech Company, Ltd.	83,137	81,536
Tatung Company, Ltd. (I)	1,394,200	221,960
Te Chang Construction Company, Ltd.	17,000	12,006
Teco Electric & Machinery Company, Ltd.	857,000	724,727
Tex-Ray Industrial Company, Ltd.	91,800	40,032
The Ambassador Hotel	54,000	45,123
Ton Yi Industrial Corp.	325,000	145,170
Tong Yang Industry Company, Ltd.	192,627	287,040
Tong-Tai Machine & Tool Company, Ltd.	122,588	92,613
Topoint Technology Company, Ltd.	70,212	46,327
TPK Holding Company, Ltd.	106,000	207,020
Transasia Airways Corp.	48,478	9,695
Tripod Technology Corp.	145,000	282,553
TSRC Corp.	175,000	161,428
Tung Ho Steel Enterprise Corp.	266,000	157,737
TURVO International Company, Ltd. (I)	18,000	43,095
TXC Corp.	30,000	41,836
TYC Brother Industrial Company, Ltd.	104,511	85,817
Tycoons Group Enterprise Company, Ltd. (I)	14,768	1,643
Tyntek Corp.	157,361	66,224
U-Ming Marine Transport Corp.	197,000	152,599
Unimicron Technology Corp.	984,000	433,997
Union Bank of Taiwan	948,834	259,684
Unitech Computer Company, Ltd.	53,039	28,201
Unitech Printed Circuit Board Corp.	351,975	114,896
United Integrated Services Company, Ltd.	64,000	96,022
United Microelectronics Corp.	9,353,794	3,668,387
Unity Opto Technology Company, Ltd.	85,000	42,359
Universal Cement Corp.	171,771	116,936
Unizyx Holding Corp.	194,000	95,451
UPC Technology Corp.	474,156	133,773
USI Corp.	341,000	133,007
Ve Wong Corp.	80,993	54,604
Wafer Works Corp. (I)	315,482	98,118

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Wah Hong Industrial Corp.	7,988	$4,391
Wah Lee Industrial Corp.	76,000	111,043
Walsin Lihwa Corp. (I)	1,323,000	360,744
Walsin Technology Corp.	386,999	353,711
Walton Advanced Engineering, Inc.	185,584	52,661
Wan Hai Lines, Ltd.	518,050	287,450
Waterland Financial Holding Company, Ltd.	1,308,190	323,797
Wei Chuan Food Corp. (I)	31,000	20,363
Well Shin Technology Company, Ltd.	30,000	49,844
Winbond Electronics Corp. (I)	2,120,000	590,754
Wintek Corp. (I)	543,000	0
Wisdom Marine Lines Company, Ltd. (I)	87,000	92,831
Wistron Corp.	1,513,472	1,058,727
WPG Holdings Company, Ltd.	485,000	566,436
WT Microelectronics Company, Ltd.	101,422	128,221
WUS Printed Circuit Company, Ltd.	135,000	120,267
Yageo Corp.	286,022	475,833
Yang Ming Marine Transport Corp. (I)	786,500	192,456
YC Company, Ltd.	169,637	73,685
YC INOX Company, Ltd.	58,000	42,018
YFY, Inc.	860,202	259,860
Yi Jinn Industrial Company, Ltd.	122,904	40,488
Yieh Phui Enterprise Company, Ltd.	714,906	175,893
Young Fast Optoelectronics Company, Ltd. (I)	103,000	32,812
Young Optics, Inc.	20,000	20,910
Yuanta Financial Holdings Company, Ltd.	5,409,319	1,756,496
Yufo Electronics Company, Ltd.	9,600	5,029
Yulon Motor Company, Ltd.	399,000	340,578
Zenitron Corp.	114,000	65,561
Zhen Ding Technology Holding, Ltd.	192,000	347,439
Zig Sheng Industrial Company, Ltd.	273,908	68,428
Zinwell Corp.	112,000	139,182
ZongTai Real Estate
Development Company, Ltd.	65,711	31,634
		105,834,047
Thailand - 3.1%
AAPICO Hitech PCL	144,720	49,055
AJ Plast PCL	117,500	23,329
Amata Corp. PCL	123,200	45,028
AP Thailand PCL	934,370	195,933
Asia Aviation PCL, NVDR	700,700	124,904
Asia Plus Group Holdings PCL	74,100	7,014
Bangkok Bank PCL	25,300	117,133
Bangkok Bank PCL, NVDR	83,100	376,195
Bangkok Expressway & Metro PCL	550,710	108,316
Bangkok Insurance PCL	4,550	46,310
Bangkok Land PCL	2,705,200	125,818
Banpu PCL (L)	856,250	359,921
Cal-Comp Electronics Thailand PCL	1,749,598	133,573
Charoen Pokphand Foods PCL	1,324,300	1,085,619
Eastern Water Resources Development &
Management PCL	143,600	52,798
Esso Thailand PCL (I)	1,041,500	180,090
G J Steel PCL (I)	3,241,775	20,335
G Steel PCL (I)	789,540	7,215
GFPT PCL	116,500	36,049
Hana Microelectronics PCL	253,800	213,923
Indorama Ventures PCL	847,400	703,200
IRPC PCL	5,208,900	708,240
Jasmine International PCL	431,162	69,529
Kasikornbank PCL, NVDR	47,500	230,655
KGI Securities Thailand PCL	566,200	52,589
Khon Kaen Sugar Industry PCL	802,070	92,605

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Kiatnakin Bank PCL	254,300	$315,442
Krung Thai Bank PCL	2,213,000	1,030,833
Krungthai Card PCL	3,700	10,507
MBK PCL	418,000	170,241
MCOT PCL	42,500	10,601
Padaeng Industry PCL	46,900	16,313
Polyplex Thailand PCL	266,900	73,106
Precious Shipping PCL (I)	420,600	76,273
Property Perfect PCL	1,534,900	39,800
PTT Exploration & Production PCL	967,100	2,322,664
PTT Global Chemical PCL	748,800	1,270,922
PTT PCL	868,700	7,791,162
Quality Houses PCL	1,558,100	118,432
Regional Container Lines PCL	295,600	49,417
Rojana Industrial Park PCL	149,200	22,132
Saha-Union PCL	150,900	158,921
Sansiri PCL	3,683,466	194,353
SC Asset Corp. PCL	1,364,096	127,609
Siam Future Development PCL	190,891	32,376
Siamgas & Petrochemicals PCL	121,600	51,437
Somboon Advance Technology PCL	68,200	25,842
Sri Trang Agro-Industry PCL	397,400	142,987
Srithai Superware PCL	283,000	15,728
Tata Steel Thailand PCL (I)	2,688,400	51,336
Thai Airways International PCL (I)	735,300	505,937
Thai Oil PCL	396,700	680,045
Thai Stanley Electric PCL	700	3,518
Thanachart Capital PCL	359,900	359,268
The Bangchak Petroleum PCL	397,800	363,618
Thitikorn PCL	59,000	19,367
Thoresen Thai Agencies PCL	482,357	124,704
TICON Industrial Connection PCL	59,900	22,681
Tisco Financial Group PCL	62,700	88,556
Tisco Financial Group PCL, NVDR	193,300	273,013
TMB Bank PCL	7,829,300	483,224
TPI Polene PCL	3,916,900	250,690
True Corp. PCL	1,048,000	215,147
Vanachai Group PCL	347,920	144,954
Vinythai PCL	276,900	78,085
		22,896,617
Turkey - 1.7%
Adana Cimento Sanayii TAS, Class A	45,301	90,541
Akbank TAS	569,283	1,631,632
Akenerji Elektrik Uretim AS (I)	55,120	18,223
Aksa Akrilik Kimya Sanayii AS	55,726	149,063
Alarko Holding AS	40,114	46,214
Albaraka Turk Katilim Bankasi AS	131,180	60,734
Anadolu Anonim Turk Sigorta Sirketi (I)	209,354	125,047
Anadolu Cam Sanayii AS (I)	98,531	70,630
Anadolu Efes Biracilik Ve Malt Sanayii AS	10,445	70,703
Aygaz AS	30,141	117,125
Baticim Bati Anadolu Cimento Sanayii AS	16,440	34,279
Borusan Mannesmann Boru Sanayi ve
Ticaret AS	14,567	37,400
Dogan Sirketler Grubu Holding AS (I)	783,433	125,297
Eczacibasi Yatirim Holding Ortakligi AS	19,302	82,874
EGE Seramik Sanayi ve Ticaret AS (I)	19,278	26,848
EIS Eczacibasi Ilac ve Sinai ve Finansal
Yatirimlar Sanayi ve Ticaret AS	107,225	124,658
Enka Insaat ve Sanayi AS	44,499	68,063
Eregli Demir ve Celik Fabrikalari TAS	542,073	766,812
Global Yatirim Holding AS (I)	117,560	62,618

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
Goldas Kuyumculuk Sanayi Ithalat ve
Bagli Ortakliklari (I)	54,846	$4,004
GSD Holding AS	144,256	48,205
Ihlas Holding AS (I)(L)	481,506	53,727
Ipek Dogal Enerji Kaynaklari Arastirma ve
Uretim AS (I)	52,948	17,687
Is Finansal Kiralama AS (L)	129,871	46,518
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class A	47,792	23,083
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class D	310,005	138,414
KOC Holding AS	163,658	748,449
Koza Altin Isletmeleri AS (I)	10,855	48,131
Metro Ticari ve Mali Yatirimlar Holding AS (I)	200,802	41,903
Pegasus Hava Tasimaciligi AS (I)	6,399	30,238
Pinar Entegre Et ve Un Sanayi AS	11,937	43,799
Sarkuysan Elektrolitik Bakir Sanayi ve
Ticaret AS	82,640	92,580
Sekerbank TAS (I)	318,550	145,287
Selcuk Ecza Deposu Ticaret ve Sanayi AS	50,128	48,013
Soda Sanayii AS	36,733	58,231
Tekfen Holding AS	64,080	164,461
Trakya Cam Sanayii AS	227,681	180,846
Turcas Petrol AS	56,959	28,944
Turk Hava Yollari (I)(L)	291,891	581,462
Turkiye Garanti Bankasi AS	812,099	2,145,104
Turkiye Halk Bankasi AS	258,000	767,843
Turkiye Is Bankasi, Class C	976,849	1,551,790
Turkiye Sinai Kalkinma Bankasi AS	753,992	348,754
Turkiye Sise ve Cam Fabrikalari AS	443,275	548,082
Turkiye Vakiflar Bankasi TAO, Class D	467,956	734,879
Uzel Makina Sanayii AS (I)	22,930	0
Yapi ve Kredi Bankasi AS (I)	318,787	441,980
		12,791,175
Ukraine - 0.0%
Kernel Holding SA	25,996	349,136
TOTAL COMMON STOCKS (Cost $833,013,444)		$720,402,466

PREFERRED SECURITIES - 2.3%
Brazil - 2.2%
Banco ABC Brasil SA	46,767	190,283
Banco Bradesco SA	584,056	4,578,193
Banco Daycoval SA	65,000	183,124
Banco do Estado do Rio Grande do Sul SA,
B Shares	96,900	257,612
Banco Pine SA	19,100	23,367
Banco Sofisa SA	25,700	32,002
Cia Brasileira de Distribuicao	73,928	1,074,986
Cia Ferro Ligas da Bahia - Ferbasa	38,524	91,144
Eucatex SA Industria e Comercio	45,078	35,644
Gerdau SA	44,157	80,965
Itau Unibanco Holding SA	138,050	1,302,156
Marcopolo SA (I)	237,286	177,283
Petroleo Brasileiro SA (I)	1,162,007	3,407,560
Randon SA Implementos e Participacoes (I)	85,621	86,626
Suzano Papel e Celulose SA, A Shares	206,200	727,281
Unipar Carbocloro SA	46,610	89,961
Usinas Siderurgicas de Minas Gerais SA,
A Shares (I)	311,086	190,779
Vale SA	1,014,255	4,114,106
		16,643,072

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Chile - 0.0%
Coca-Cola Embonor SA, B Shares	12,796	$23,393
Colombia - 0.1%
Grupo Argos SA	28,300	172,656
Grupo de Inversiones Suramericana SA	43,193	555,721
		728,377
Panama - 0.0%
Avianca Holdings SA	141,658	108,637
TOTAL PREFERRED SECURITIES (Cost $27,918,956)		$17,503,479

RIGHTS - 0.0%
China Singyes Solar Technologies
Holdings, Ltd. (Expiration Date: 07/14/2016;
Strike Price: HKD 2.60) (I)	21,400	403
Empresa Nacional de Telecomunicaciones SA
(Expiration Date: 07/25/2016; Strike Price:
CLP 5,400.00) (I)	7,515	7,267
Hansol Paper Co, Ltd. (Expiration Date:
08/01/2016; Strike Price: KRW 19,000.00) (I)	897	1,986
Hawe SA (Expiration Date: 09/02/2016; Strike
Price: PLN 1.00) (I)	38,497	0
Malaysia Building Society BHD (Expiration
Date: 07/14/2016; Strike Price:
MYR 0.59) (I)	321,300	7,173
Sammok S-Form Company, Ltd. (Expiration
Date: 08/05/2016; Strike Price:
KRW 12,950.00) (I)	1,012	3,470
Ssangyong Cement Industrial Company, Ltd.
(Expiration Date: 07/22/2016; Strike Price:
KRW 17,500.00) (I)	1,871	1,949
TOTAL RIGHTS (Cost $0)		$22,248

WARRANTS - 0.0%
Banpu PCL (Expiration Date: 06/05/2017;
Strike Price: THB 5.00) (I)	64,250	16,821
TOTAL WARRANTS (Cost $0)		$16,821

SECURITIES LENDING COLLATERAL - 2.0%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	1,458,354	14,593,899
TOTAL SECURITIES LENDING
COLLATERAL (Cost $14,593,845)		$14,593,899
Total Investments (Emerging Markets Value Trust)
(Cost $875,526,245) - 101.0%		$752,538,913
Other assets and liabilities, net - (1.0%)		(7,212,758)
TOTAL NET ASSETS - 100.0%		$745,326,155

Equity Income Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.3%
Consumer discretionary - 8.7%
Auto components - 0.6%
Johnson Controls, Inc.	200,900	$8,891,833
Automobiles - 0.4%
General Motors Company	240,298	6,800,433

Equity Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure - 1.5%
Carnival Corp.	232,200	$10,263,240
Las Vegas Sands Corp.	332,600	14,464,774
		24,728,014
Leisure products - 1.1%
Mattel, Inc.	539,275	16,873,915
Media - 3.7%
Comcast Corp., Class A	289,000	18,839,910
News Corp., Class A	974,600	11,061,710
The Walt Disney Company	90,100	8,813,582
Time Warner, Inc.	23,400	1,720,836
Twenty-First Century Fox, Inc., Class B	712,000	19,402,000
		59,838,038
Multiline retail - 1.2%
Kohl’s Corp.	312,700	11,857,584
Macy’s, Inc.	240,300	8,076,483
		19,934,067
Specialty retail - 0.2%
Staples, Inc.	317,500	2,736,850
		139,803,150
Consumer staples - 5.0%
Beverages - 1.7%
Diageo PLC	362,108	10,115,723
PepsiCo, Inc.	169,100	17,914,454
		28,030,177
Food and staples retailing - 0.9%
Wal-Mart Stores, Inc.	206,000	15,042,120
Food products - 2.0%
Archer-Daniels-Midland Company	453,000	19,429,170
Kellogg Company	123,900	10,116,435
McCormick & Company, Inc.	16,400	1,749,388
		31,294,993
Personal products - 0.2%
Avon Products, Inc.	692,600	2,618,028
Tobacco - 0.2%
Philip Morris International, Inc.	34,600	3,519,512
		80,504,830
Energy - 12.0%
Oil, gas and consumable fuels - 12.0%
Anadarko Petroleum Corp.	35,300	1,879,725
Apache Corp.	333,200	18,549,244
Canadian Natural Resources, Ltd.	625,900	19,296,497
Chevron Corp.	163,300	17,118,739
Columbia Pipeline Group, Inc.	443,700	11,309,913
EQT Corp.	61,170	4,736,393
Exxon Mobil Corp.	474,400	44,470,256
Hess Corp.	230,100	13,829,010
Occidental Petroleum Corp.	158,900	12,006,484
PrairieSky Royalty, Ltd.	12,696	240,958
Royal Dutch Shell PLC, ADR, Class A	527,300	29,117,506
TOTAL SA	461,641	22,138,451
		194,693,176
		194,693,176
Financials - 21.7%
Banks - 8.2%
Bank of America Corp.	1,395,593	18,519,519
Citigroup, Inc.	408,100	17,299,359

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Fifth Third Bancorp	559,000	$9,832,810
JPMorgan Chase & Co.	772,175	47,982,955
Royal Bank of Scotland Group PLC (I)	2,503,131	5,672,477
The PNC Financial Services Group, Inc.	126,500	10,295,835
U.S. Bancorp	112,000	4,516,960
Wells Fargo & Company	387,500	18,340,375
		132,460,290
Capital markets - 5.6%
Ameriprise Financial, Inc.	191,200	17,179,320
Morgan Stanley	860,200	22,347,996
Northern Trust Corp.	286,300	18,970,238
Och-Ziff Capital Management
Group LLC, Class A	454,700	1,727,860
State Street Corp.	314,200	16,941,664
The Bank of New York Mellon Corp.	362,224	14,072,402
		91,239,480
Consumer finance - 1.2%
American Express Company	325,700	19,789,532
Insurance - 5.0%
Chubb, Ltd.	22,151	2,895,357
Loews Corp.	597,900	24,567,711
Marsh & McLennan Companies, Inc.	312,000	21,359,520
MetLife, Inc.	538,800	21,460,404
Willis Towers Watson PLC	45,289	5,629,876
XL Group PLC	128,900	4,293,659
		80,206,527
Real estate investment trusts - 1.7%
Rayonier, Inc.	387,300	10,162,752
The Macerich Company	46,500	3,970,635
Weyerhaeuser Company	451,000	13,426,270
		27,559,657
		351,255,486
Health care - 9.4%
Biotechnology - 0.5%
Gilead Sciences, Inc.	102,400	8,542,208
Health care equipment and supplies - 1.0%
Becton, Dickinson and Company	62,900	10,667,211
Medtronic PLC	54,600	4,737,642
		15,404,853
Health care providers and services - 1.1%
Anthem, Inc.	132,874	17,451,671
Pharmaceuticals - 6.8%
Bristol-Myers Squibb Company	248,125	18,249,594
GlaxoSmithKline PLC	482,902	10,370,313
Johnson & Johnson	249,400	30,252,220
Merck & Company, Inc.	261,550	15,067,896
Pfizer, Inc.	1,034,035	36,408,372
		110,348,395
		151,747,127
Industrials - 13.3%
Aerospace and defense - 2.1%
The Boeing Company	229,700	29,831,139
United Technologies Corp.	36,100	3,702,055
		33,533,194
Air freight and logistics - 0.9%
United Parcel Service, Inc., Class B	138,600	14,929,992

Equity Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Airlines - 0.3%
Southwest Airlines Company	116,500	$4,567,965
Commercial services and supplies - 1.4%
Tyco International PLC	521,200	22,203,120
Electrical equipment - 0.9%
Emerson Electric Company	299,100	15,601,056
Industrial conglomerates - 3.0%
General Electric Company	1,539,900	48,476,052
Machinery - 3.6%
Cummins, Inc.	80,500	9,051,420
Deere & Company (L)	172,500	13,979,400
Flowserve Corp.	121,900	5,506,223
Illinois Tool Works, Inc.	166,800	17,373,888
Pentair PLC	206,500	12,036,885
		57,947,816
Road and rail - 1.1%
Canadian Pacific Railway, Ltd.	44,000	5,666,760
Union Pacific Corp.	143,700	12,537,825
		18,204,585
		215,463,780
Information technology - 10.1%
Communications equipment - 2.4%
Cisco Systems, Inc.	638,900	18,330,041
Harris Corp.	238,124	19,869,067
		38,199,108
Electronic equipment, instruments and components - 0.3%
TE Connectivity, Ltd.	76,200	4,351,782
Semiconductors and semiconductor equipment - 4.3%
Analog Devices, Inc.	209,700	11,877,408
Applied Materials, Inc.	834,600	20,005,362
QUALCOMM, Inc.	372,800	19,970,896
Texas Instruments, Inc.	287,300	17,999,345
		69,853,011
Software - 2.0%
CA, Inc.	88,500	2,905,455
Microsoft Corp.	587,125	30,043,186
		32,948,641
Technology hardware, storage and peripherals - 1.1%
Apple, Inc.	53,200	5,085,919
Western Digital Corp.	263,700	12,462,462
		17,548,381
		162,900,923
Materials - 4.9%
Chemicals - 2.0%
CF Industries Holdings, Inc.	371,700	8,957,970
E.I. du Pont de Nemours & Company	356,300	23,088,240
Ingevity Corp. (I)	3,514	119,617
		32,165,827
Construction materials - 0.8%
Vulcan Materials Company	111,400	13,408,104
Containers and packaging - 1.3%
International Paper Company	447,500	18,965,050
WestRock Company	52,032	2,022,484
		20,987,534

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining - 0.8%
Nucor Corp.	260,300	$12,861,423
		79,422,888
Telecommunication services - 2.9%
Diversified telecommunication services - 2.6%
CenturyLink, Inc. (L)	281,317	8,161,006
Telefonica SA	601,820	5,713,566
Verizon Communications, Inc.	490,485	27,388,682
		41,263,254
Wireless telecommunication services - 0.3%
Vodafone Group PLC	1,748,840	5,331,963
		46,595,217
Utilities - 8.3%
Electric utilities - 5.9%
Edison International	206,900	16,069,923
Entergy Corp.	205,300	16,701,155
Exelon Corp.	302,700	11,006,172
FirstEnergy Corp.	459,000	16,023,690
PG&E Corp.	331,200	21,170,304
Xcel Energy, Inc.	321,300	14,387,814
		95,359,058
Independent power and renewable electricity producers - 1.1%
AES Corp.	1,470,700	18,354,336
Multi-utilities - 1.3%
NiSource, Inc.	793,200	21,035,664
		134,749,058
TOTAL COMMON STOCKS (Cost $1,251,909,466)		$1,557,135,635

CORPORATE BONDS - 0.2%
Health care - 0.0%
Valeant Pharmaceuticals International, Inc.
5.875%, 05/15/2023 (S)	$571,000	$461,083
6.375%, 10/15/2020 (S)	100,000	86,000
		547,083
Information technology - 0.2%
Western Digital Corp.
10.500%, 04/01/2024 (S)	2,500,000	2,675,000
TOTAL CORPORATE BONDS (Cost $3,049,547)		$3,222,083

SECURITIES LENDING COLLATERAL - 0.8%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	1,302,526	$13,034,377
TOTAL SECURITIES LENDING
COLLATERAL (Cost $13,034,499)		$13,034,377

SHORT-TERM INVESTMENTS - 2.3%
Money market funds - 2.3%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2499% (Y)	10,657,847	$10,657,847
T. Rowe Price Prime Reserve
Fund, 0.3204% (Y)	26,312,659	26,312,659
TOTAL SHORT-TERM INVESTMENTS (Cost $36,970,506)		$36,970,506
Total Investments (Equity Income Trust)
(Cost $1,304,964,018) - 99.6%		$1,610,362,601
Other assets and liabilities, net - 0.4%		6,624,614
TOTAL NET ASSETS - 100.0%		$1,616,987,215

Financial Industries Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 93.0%
Financials - 90.0%
Banks - 49.3%
1st Source Corp.	32,427	$1,050,312
Ameris Bancorp	35,353	1,049,984
Atlantic Capital Bancshares, Inc. (I)	51,332	742,261
Bank of America Corp.	296,756	3,937,952
Bank of Ireland (I)	8,184,132	1,687,153
Bank of Marin Bancorp	8,775	424,447
Bankwell Financial Group, Inc.	21,145	466,459
Banner Corp.	68,446	2,911,693
CIT Group, Inc.	53,374	1,703,164
Citigroup, Inc.	106,112	4,498,088
Citizens Financial Group, Inc.	85,711	1,712,506
Comerica, Inc.	13,859	570,021
Danske Bank A/S	97,491	2,566,000
East West Bancorp, Inc.	33,432	1,142,706
Equity Bancshares, Inc., Class A (I)	7,549	167,135
Evans Bancorp, Inc.	15,322	377,534
First Business Financial Services, Inc.	22,315	523,733
Flushing Financial Corp.	22,114	439,626
Glacier Bancorp, Inc.	99,765	2,651,754
Great Western Bancorp, Inc.	47,443	1,496,352
Independent Bank Corp.	28,748	417,133
JPMorgan Chase & Co.	75,097	4,666,528
KeyCorp	205,014	2,265,405
M&T Bank Corp.	20,019	2,366,846
MB Financial, Inc.	22,367	811,475
Regions Financial Corp.	282,039	2,400,152
Sandy Spring Bancorp, Inc.	32,922	956,713
Sun Bancorp, Inc. (I)	33,114	684,135
SunTrust Banks, Inc.	84,731	3,480,749
SVB Financial Group (I)	39,827	3,789,937
Talmer Bancorp, Inc., Class A	70,013	1,342,149
The Community Financial Corp.	1,701	37,660
The First of Long Island Corp.	9,845	282,256
TriCo Bancshares	36,275	1,001,190
U.S. Bancorp	113,790	4,589,151
Union Bankshares Corp.	72,045	1,780,232
Wells Fargo & Company	78,962	3,737,271
Yadkin Financial Corp.	50,228	1,260,221
Zions Bancorporation	105,150	2,642,420
		68,630,503
Capital markets - 17.7%
Affiliated Managers Group, Inc. (I)	7,250	1,020,583
Altamir	68,447	763,451
American Capital, Ltd. (I)	198,091	3,135,781
Ameriprise Financial, Inc.	32,946	2,960,198
Azimut Holding SpA	89,095	1,453,661
Close Brothers Group PLC	56,949	863,247
Fifth Street Finance Corp.	349,111	1,693,188
Intermediate Capital Group PLC	154,171	1,010,108
Invesco, Ltd.	110,074	2,811,290
KKR & Company LP	179,409	2,213,907
Schroders PLC	71,580	2,261,973
The Blackstone Group LP	171,048	4,197,518
TriplePoint Venture Growth BDC Corp.	22,617	239,514
		24,624,419
Consumer finance - 4.4%
Capital One Financial Corp.	33,920	2,154,259

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Discover Financial Services	73,252	$3,925,575
		6,079,834
Diversified financial services - 0.7%
Cerved Information Solutions SpA	121,037	953,571
Insurance - 12.6%
American International Group, Inc.	36,305	1,920,171
Assured Guaranty, Ltd.	130,356	3,307,132
Chubb, Ltd.	33,640	4,397,084
CNO Financial Group, Inc.	251,450	4,390,317
Gjensidige Forsikring ASA	52,263	870,747
The Hartford Financial Services Group, Inc.	60,339	2,677,845
		17,563,296
Real estate investment trusts - 4.2%
Hibernia REIT PLC	12,607	18,758
Kennedy Wilson Europe Real Estate PLC	8,351	107,233
Prologis, Inc.	36,287	1,779,514
Rexford Industrial Realty, Inc.	30,180	636,496
Simon Property Group, Inc.	7,635	1,656,032
Vornado Realty Trust	15,916	1,593,510
		5,791,543
Real estate management and development - 0.3%
Kennedy-Wilson Holdings, Inc.	26,146	495,728
Thrifts and mortgage finance - 0.8%
LaPorte Bancorp, Inc.	17,801	290,690
Provident Financial Services, Inc.	16,629	326,594
United Community Financial Corp.	78,278	475,930
		1,093,214
		125,232,108
Information technology - 3.0%
IT services - 3.0%
Visa, Inc., Class A	57,073	4,233,104
TOTAL COMMON STOCKS (Cost $138,016,984)		$129,465,212

PREFERRED SECURITIES - 1.1%
Financials - 1.1%
Banks - 0.3%
OFG Bancorp, Series C, 8.750%	489	420,326
Thrifts and mortgage finance - 0.8%
Flagstar Bancorp, Inc., Series C, 9.000% (I)	778	1,035,126
		1,455,452
TOTAL PREFERRED SECURITIES (Cost $1,471,327)		$1,455,452

CORPORATE BONDS - 1.9%
Financials - 1.9%
Banks - 0.6%
Popular, Inc.
7.000%, 07/01/2019	$850,000	$833,000
Diversified financial services - 0.8%
NewStar Financial, Inc.
7.250%, 05/01/2020	1,160,000	1,078,800
Thrifts and mortgage finance - 0.5%
Flagstar Bancorp, Inc.
6.125%, 07/15/2021 (S)	750,000	749,993
		2,661,793
TOTAL CORPORATE BONDS (Cost $2,739,432)		$2,661,793

Financial Industries Trust (continued)

	Shares or
	Principal
	Amount	Value
WARRANTS - 0.4%
Comerica, Inc. (Expiration Date: 11/14/2018;
Strike Price: $29.40) (I)	29,110	$378,430
The PNC Financial Services Group, Inc.
(Expiration Date: 12/31/2018; Strike
Price: $67.33) (I)	6,265	109,136
TOTAL WARRANTS (Cost $763,552)		$487,566

SHORT-TERM INVESTMENTS - 4.1%
U.S. Government Agency - 4.1%
Federal Home Loan Bank Discount
Note 0.100%, 07/01/2016 *	$5,763,000	$5,763,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,763,000)		$5,763,000
Total Investments (Financial Industries Trust)
(Cost $148,754,295) - 100.5%		$139,833,023
Other assets and liabilities, net - (0.5%)		(647,433)
TOTAL NET ASSETS - 100.0%		$139,185,590

Franklin Templeton Founding Allocation Trust

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 66.4%
Global, Series NAV (Templeton)	18,955,127	$332,093,827
Mutual Shares, Series NAV (Franklin)	28,155,375	345,748,008
		677,841,835
Fixed income - 33.6%
Income, Series NAV (Franklin)	30,326,773	343,602,334
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $862,599,753)		$1,021,444,169
Total Investments (Franklin Templeton Founding Allocation
Trust) (Cost $862,599,753) - 100.0%		$1,021,444,169
Other assets and liabilities, net - 0.0%		(184,448)
TOTAL NET ASSETS - 100.0%		$1,021,259,721

Fundamental All Cap Core Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.2%
Consumer discretionary - 24.1%
Household durables - 8.8%
Lennar Corp., Class A	1,134,745	$52,311,745
NVR, Inc. (I)	21,517	38,307,576
Tempur Sealy International, Inc. (I)	717,880	39,713,122
		130,332,443
Internet and catalog retail - 7.6%
Amazon.com, Inc. (I)	157,202	112,496,895
Media - 1.0%
Time Warner, Inc.	205,421	15,106,660
Specialty retail - 5.7%
CarMax, Inc. (I)	746,816	36,616,388
Group 1 Automotive, Inc.	336,672	16,618,130

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Lowe’s Companies, Inc.	399,051	$31,592,868
		84,827,386
Textiles, apparel and luxury goods - 1.0%
Ralph Lauren Corp.	163,388	14,642,833
		357,406,217
Consumer staples - 7.8%
Beverages - 0.8%
Diageo PLC, ADR	103,252	11,655,086
Food products - 4.0%
Danone SA	503,537	35,238,842
Mead Johnson Nutrition Company	273,078	24,781,829
		60,020,671
Household products - 3.0%
The Procter & Gamble Company	523,124	44,292,909
		115,968,666
Energy - 4.0%
Energy equipment and services - 1.8%
Schlumberger, Ltd.	337,276	26,671,786
Oil, gas and consumable fuels - 2.2%
Kinder Morgan, Inc.	1,712,672	32,061,220
		58,733,006
Financials - 26.9%
Banks - 9.6%
Bank of America Corp.	4,601,643	61,063,803
CIT Group, Inc.	363,033	11,584,383
Citigroup, Inc.	1,651,631	70,012,638
		142,660,824
Capital markets - 13.8%
Affiliated Managers Group, Inc. (I)	253,176	35,639,586
AllianceBernstein Holding LP	2,683,167	62,517,791
BlackRock, Inc.	83,797	28,702,986
Morgan Stanley	1,218,667	31,660,969
T. Rowe Price Group, Inc.	355,994	25,976,882
The Goldman Sachs Group, Inc.	136,289	20,249,820
		204,748,034
Consumer finance - 0.9%
American Express Company	224,650	13,649,734
Insurance - 0.7%
American International Group, Inc.	187,276	9,905,028
Real estate investment trusts - 1.9%
American Tower Corp.	238,906	27,142,111
		398,105,731
Health care - 5.5%
Biotechnology - 3.0%
Amgen, Inc.	284,236	43,246,507
Pharmaceuticals - 2.5%
Novartis AG, ADR	451,064	37,217,291
		80,463,798
Industrials - 8.7%
Aerospace and defense - 1.9%
TransDigm Group, Inc. (I)	107,609	28,375,417
Electrical equipment - 1.9%
Regal Beloit Corp.	240,633	13,246,847

Fundamental All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Sensata Technologies Holding NV (I)	433,451	$15,123,105
		28,369,952
Machinery - 0.9%
Manitowoc Foodservice, Inc. (I)	578,483	10,192,870
The Manitowoc Company, Inc.	578,483	3,152,732
		13,345,602
Professional services - 1.5%
IHS, Inc., Class A (I)	193,164	22,331,690
Trading companies and distributors - 2.5%
United Rentals, Inc. (I)	173,516	11,642,924
WESCO International, Inc. (I)	485,107	24,978,159
		36,621,083
		129,043,744
Information technology - 16.9%
Internet software and services - 8.8%
Alphabet, Inc., Class A (I)	78,713	55,376,957
Facebook, Inc., Class A (I)	638,829	73,005,378
LinkedIn Corp., Class A (I)	7,753	1,467,255
		129,849,590
Semiconductors and semiconductor equipment - 1.3%
QUALCOMM, Inc.	376,652	20,177,246
Software - 1.5%
Workday, Inc., Class A (I)	290,087	21,660,796
Technology hardware, storage and peripherals - 5.3%
Apple, Inc.	827,223	79,082,519
		250,770,151
Materials - 2.3%
Paper and forest products - 2.3%
Louisiana-Pacific Corp. (I)	1,986,618	34,467,822
TOTAL COMMON STOCKS (Cost $1,263,766,762)		$1,424,959,135

SHORT-TERM INVESTMENTS - 3.5%
U.S. Government Agency - 1.7%
Federal Home Loan Bank Discount
Note 0.079%, 07/01/2016 *	$25,232,000	$25,232,000
Repurchase agreement - 1.8%
Barclays Tri-Party Repurchase Agreement
dated 06/30/2016 at 0.400% to be
repurchased at $23,340,259 on 07/01/2016,
collateralized by $23,227,500 U.S. Treasury
Notes, 1.375% - 1.750% due 10/31/2020 -
04/30/2022 (valued at $23,807,133,
including interest)	$23,340,000	23,340,000

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement (continued)
Repurchase Agreement with State Street Corp.
dated 06/30/2016 at 0.030% to be
repurchased at $3,716,003 on 07/01/2016,
collateralized by $3,640,000 U.S. Treasury
Inflation Indexed Notes, 0.125% due
04/15/2019 (valued at $3,794,700,
including interest)	$3,716,000	$3,716,000
		27,056,000
TOTAL SHORT-TERM INVESTMENTS (Cost $52,288,000)		$52,288,000
Total Investments (Fundamental All Cap Core Trust)
(Cost $1,316,054,762) - 99.7%		$1,477,247,135
Other assets and liabilities, net - 0.3%		4,022,762
TOTAL NET ASSETS - 100.0%		$1,481,269,897

Fundamental Large Cap Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.1%
Consumer discretionary - 13.3%
Household durables - 8.8%
Lennar Corp., Class A	1,109,739	$51,158,968
NVR, Inc. (I)	21,821	38,848,799
Tempur Sealy International, Inc. (I)	690,482	38,197,464
		128,205,231
Specialty retail - 3.1%
Lowe’s Companies, Inc.	573,474	45,401,937
Textiles, apparel and luxury goods - 1.4%
Ralph Lauren Corp.	224,528	20,122,199
		193,729,367
Consumer staples - 9.7%
Beverages - 5.5%
Diageo PLC, ADR	178,432	20,141,404
Heineken Holding NV	359,783	29,150,209
PepsiCo, Inc.	294,031	31,149,644
		80,441,257
Food products - 1.2%
Danone SA	245,954	17,212,507
Household products - 1.5%
The Procter & Gamble Company	256,131	21,686,612
Tobacco - 1.5%
Imperial Brands PLC	27,063	1,467,700
Philip Morris International, Inc.	195,349	19,870,900
		21,338,600
		140,678,976
Energy - 10.9%
Oil, gas and consumable fuels - 10.9%
Chevron Corp.	233,724	24,501,287
Exxon Mobil Corp.	657,455	61,629,829
Kinder Morgan, Inc.	1,000,966	18,738,084
Occidental Petroleum Corp.	504,000	38,082,240

Fundamental Large Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Suncor Energy, Inc.	564,575	$15,655,665
		158,607,105
		158,607,105
Financials - 29.9%
Banks - 17.0%
Bank of America Corp.	4,557,559	60,478,808
CIT Group, Inc.	755,447	24,106,314
Citigroup, Inc.	1,508,415	63,941,712
JPMorgan Chase & Co.	1,224,938	76,117,647
Wells Fargo & Company	462,555	21,892,728
		246,537,209
Capital markets - 9.2%
AllianceBernstein Holding LP	1,552,299	36,168,567
Morgan Stanley	1,259,108	32,711,626
State Street Corp.	326,273	17,592,640
The Goldman Sachs Group, Inc.	319,683	47,498,500
		133,971,333
Insurance - 3.7%
American International Group, Inc.	1,016,359	53,755,228
		434,263,770
Health care - 7.2%
Biotechnology - 1.4%
Amgen, Inc.	132,843	20,212,062
Health care equipment and supplies - 2.4%
Medtronic PLC	399,081	34,628,258
Pharmaceuticals - 3.4%
Merck & Company, Inc.	461,711	26,599,171
Novartis AG, ADR	272,060	22,447,671
		49,046,842
		103,887,162
Industrials - 9.6%
Air freight and logistics - 1.5%
FedEx Corp.	140,520	21,328,126
Electrical equipment - 1.1%
Sensata Technologies Holding NV (I)	446,219	15,568,581
Industrial conglomerates - 4.0%
General Electric Company	1,858,692	58,511,624
Road and rail - 1.9%
Union Pacific Corp.	317,256	27,680,586
Trading companies and distributors - 1.1%
United Rentals, Inc. (I)	248,096	16,647,242
		139,736,159
Information technology - 13.6%
Communications equipment - 2.0%
Cisco Systems, Inc.	1,032,198	29,613,761
Internet software and services - 1.9%
eBay, Inc. (I)	1,205,757	28,226,771
Semiconductors and semiconductor equipment - 1.7%
QUALCOMM, Inc.	460,885	24,689,609
Software - 3.1%
Microsoft Corp.	584,618	29,914,903
Oracle Corp.	366,177	14,987,625
		44,902,528

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals - 4.9%
Apple, Inc.	488,923	$46,741,039
Samsung Electronics Company, Ltd.	19,180	23,885,835
		70,626,874
		198,059,543
Materials - 2.9%
Paper and forest products - 2.9%
Louisiana-Pacific Corp. (I)	2,418,616	41,962,988
TOTAL COMMON STOCKS (Cost $1,376,605,250)		$1,410,925,070

SHORT-TERM INVESTMENTS - 2.4%
U.S. Government Agency - 1.2%
Federal Home Loan Bank Discount Note
0.079%,07/01/2016*	$17,096,000	$17,096,000
Repurchase agreement - 1.2%
Barclays Tri-Party Repurchase Agreement
dated 06/30/2016 at 0.400% to be
repurchased at $15,814,176 on 07/01/2016,
collateralized by $15,817,600 U.S. Treasury
Note,1.375% due 10/31/2020 (valued at
$16,130,460, including interest)	15,814,000	15,814,000
Repurchase Agreement with State Street Corp.
dated 06/30/2016 at 0.030% to be
repurchased at $2,518,002 on 07/01/2016,
collateralized by $2,465,000 U.S. Treasury
Inflation Indexed Note, 0.1250% due
04/15/2019 (valued at $2,569,763,
including interest)	2,518,000	2,518,000
		18,332,000
TOTAL SHORT-TERM INVESTMENTS (Cost $35,428,000)		$35,428,000
Total Investments (Fundamental Large Cap Value Trust)
(Cost $1,412,033,250) - 99.5%		$1,446,353,070
Other assets and liabilities, net - 0.5%		6,951,273
TOTAL NET ASSETS - 100.0%		$1,453,304,343

Global Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.4%
Brazil - 0.6%
Petroleo Brasileiro SA, ADR (I)(L)	532,570	$3,094,232
China - 1.5%
China Life Insurance Company, Ltd., H Shares	2,434,530	5,249,145
China Telecom Corp., Ltd., ADR	63,840	2,872,162
		8,121,307
Denmark - 0.4%
FLSmidth & Company A/S (L)	56,008	1,999,987
France - 7.4%
AXA SA	230,245	4,552,565
BNP Paribas SA	169,028	7,412,844
Cie Generale des Etablissements Michelin	63,557	5,989,677
Credit Agricole SA	703,958	5,918,154
Sanofi	90,604	7,527,660
Technip SA	6,292	340,556

Global Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France (continued)
TOTAL SA	184,746	$8,859,722
		40,601,178
Germany - 5.4%
Deutsche Lufthansa AG	766,636	9,013,776
Merck KGaA	67,262	6,836,742
METRO AG	192,410	5,917,809
Siemens AG	76,629	7,863,794
		29,632,121
Hong Kong - 1.5%
China Mobile, Ltd.	224,500	2,593,921
Kunlun Energy Company, Ltd.	6,808,940	5,666,281
		8,260,202
India - 0.7%
Hero MotoCorp, Ltd.	86,910	4,075,877
Ireland - 2.2%
CRH PLC (I)	250,127	7,288,821
Medtronic PLC	55,080	4,779,292
		12,068,113
Israel - 2.3%
Teva Pharmaceutical Industries, Ltd., ADR	253,490	12,732,803
Italy - 1.9%
Eni SpA	361,942	5,829,887
UniCredit SpA	1,994,302	4,385,994
		10,215,881
Japan - 4.0%
Konica Minolta, Inc. (I)	384,810	2,803,172
Nissan Motor Company, Ltd.	648,750	5,789,652
SoftBank Group Corp.	138,100	7,809,842
Toshiba Corp. (I)	1,949,290	5,309,871
		21,712,537
Netherlands - 6.3%
Aegon NV	1,217,096	4,822,551
Akzo Nobel NV	81,497	5,062,681
ING Groep NV	613,176	6,343,893
QIAGEN NV (I)	149,915	3,267,003
Royal Dutch Shell PLC, A Shares	9,239	253,752
Royal Dutch Shell PLC, B Shares	539,515	14,906,110
		34,655,990
Portugal - 1.2%
Galp Energia SGPS SA	456,106	6,343,701
Russia - 1.0%
MMC Norilsk Nickel PJSC, ADR	408,519	5,461,899
Singapore - 2.1%
DBS Group Holdings, Ltd.	507,510	5,984,011
Singapore Telecommunications, Ltd.	1,855,100	5,715,793
		11,699,804
South Korea - 6.9%
Hyundai Motor Company	70,890	8,385,683
KB Financial Group, Inc., ADR	237,588	6,761,754
Samsung Electronics Company, Ltd.	18,240	22,715,207
		37,862,644
Spain - 1.2%
Telefonica SA	694,834	6,596,653
Sweden - 2.0%
Getinge AB, B Shares	361,144	7,456,180

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Global Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Telefonaktiebolaget LM Ericsson, B Shares	488,014	$3,749,195
		11,205,375
Switzerland - 4.1%
Credit Suisse Group AG (I)	474,695	5,056,650
Glencore PLC (I)	3,555,290	7,327,919
Roche Holding AG	30,212	7,972,337
UBS Group AG (I)	187,620	2,434,481
		22,791,387
Thailand - 0.2%
Bangkok Bank PCL, NVDR	294,700	1,334,112
Turkey - 1.1%
Turkcell Iletisim Hizmetleri AS, ADR (I)(L)	642,220	5,876,313
United Kingdom - 11.3%
BAE Systems PLC	940,874	6,586,681
Barclays PLC	2,382,260	4,430,756
BP PLC	1,596,648	9,346,054
HSBC Holdings PLC	1,270,439	7,780,574
Kingfisher PLC	357,235	1,534,362
Michael Kors Holdings, Ltd. (I)	132,470	6,554,611
Serco Group PLC (I)	1,898,002	2,824,636
Sky PLC	422,559	4,801,750
Standard Chartered PLC	1,175,024	8,914,924
Tesco PLC (I)	2,652,534	6,229,763
Vodafone Group PLC	1,059,445	3,230,114
		62,234,225
United States - 33.1%
Allergan PLC (I)	36,018	8,323,400
Alphabet, Inc., Class A (I)	10,120	7,119,724
American International Group, Inc.	138,550	7,327,910
Amgen, Inc.	77,850	11,844,878
Apache Corp.	119,940	6,677,060
Apple, Inc.	29,130	2,784,828
Baker Hughes, Inc.	110,260	4,976,034
Capital One Financial Corp.	119,100	7,564,041
Chesapeake Energy Corp. (I)(L)	870,350	3,725,098
Cisco Systems, Inc.	306,850	8,803,527
Citigroup, Inc.	309,860	13,134,965
Comcast Corp., Class A	133,180	8,682,004
Eli Lilly & Company	72,810	5,733,788
Gilead Sciences, Inc.	57,840	4,825,013
Halliburton Company	186,830	8,461,531
Hewlett Packard Enterprise Company	269,280	4,919,746
HP, Inc.	269,280	3,379,464
JPMorgan Chase & Co.	168,960	10,499,174
Microsoft Corp.	240,240	12,293,081
Morgan Stanley	172,380	4,478,432
Navistar International Corp. (I)	227,630	2,660,995
Oracle Corp. (I)	256,910	10,515,326
SunTrust Banks, Inc.	194,480	7,989,238
Twenty-First Century Fox, Inc., Class A	249,780	6,756,549
United Parcel Service, Inc., Class B	76,130	8,200,724
		181,676,530
TOTAL COMMON STOCKS (Cost $583,999,545)		$540,252,871

Global Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 2.0%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	1,063,752	$10,645,077
TOTAL SECURITIES LENDING
COLLATERAL (Cost $10,645,163)		$10,645,077

SHORT-TERM INVESTMENTS - 0.7%
U.S. Government Agency - 0.7%
Federal Home Loan Mortgage Corp.
0.200%,07/01/2016*	$4,000,000	$4,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,000,000)		$4,000,000
Total Investments (Global Trust) (Cost $598,644,708) - 101.1%		$554,897,948
Other assets and liabilities, net - (1.1%)		(5,773,496)
TOTAL NET ASSETS - 100.0%		$549,124,452

Health Sciences Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.7%
Consumer discretionary - 0.2%
Commercial services and supplies - 0.1%
RPI International Holdings LP (R)	3,056	$354,196
Specialty retail - 0.1%
Jand, Inc., Class A (I)(R)	14,867	167,700
		521,896
Consumer staples - 2.4%
Food and staples retailing - 2.4%
CP ALL PCL	172,600	247,584
Raia Drogasil SA	17,900	351,837
Rite Aid Corp. (I)	226,287	1,694,890
Walgreens Boots Alliance, Inc.	56,421	4,698,177
		6,992,488
Health care - 93.2%
Biotechnology - 26.9%
AbbVie, Inc.	44,716	2,768,368
ACADIA Pharmaceuticals, Inc. (I)	64,500	2,093,670
Acceleron Pharma, Inc. (I)	24,500	832,510
Acerta Pharma BV, Class B (I)(R)	4,276,305	317,729
Achillion Pharmaceuticals, Inc. (I)	66,600	519,480
Advanced Accelerator Applications SA (I)	31,595	477,423
Advanced Accelerator
Applications SA, ADR (I)	5,983	180,896
Agios Pharmaceuticals, Inc. (I)	6,100	255,560
Aimmune Therapeutics, Inc. (I)	8,600	93,052
Alexion Pharmaceuticals, Inc. (I)	58,620	6,844,471
Alkermes PLC (I)	58,700	2,537,014
Alnylam Pharmaceuticals, Inc. (I)	20,000	1,109,800
Amicus Therapeutics, Inc. (I)	79,200	432,432
Ardelyx, Inc. (I)	20,200	176,346
Avexis, Inc. (I)	3,200	121,664
Avexis, Inc. (I)	10,120	378,350
Axovant Sciences, Ltd. (I)	17,400	223,416
BeiGene, Ltd. (I)	93,429	211,312
BeiGene, Ltd., ADR (I)	4,750	141,550
Bellicum Pharmaceuticals, Inc. (I)	15,652	202,850
Biogen, Inc. (I)	17,319	4,188,081
BioMarin Pharmaceutical, Inc. (I)	15,900	1,237,020

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Bluebird Bio, Inc. (I)	19,000	$822,510
Blueprint Medicines Corp. (I)	5,700	115,425
Celgene Corp. (I)	28,832	2,843,700
Clovis Oncology, Inc. (I)	16,600	227,752
CoLucid Pharmaceuticals, Inc. (I)	11,900	97,223
Corvus Pharmaceuticals, Inc. (I)	3,100	44,206
Corvus Pharmaceuticals, Inc. (I)	7,602	104,746
Editas Medicine, Inc. (I)	9,148	220,235
Editas Medicine, Inc. (I)	5,786	141,178
Exelixis, Inc. (I)	135,458	1,057,927
FibroGen, Inc. (I)	13,100	214,971
Gilead Sciences, Inc.	102,992	8,591,593
Incyte Corp. (I)	64,400	5,150,712
Inotek Pharmaceuticals Corp. (I)	14,600	108,624
Insmed, Inc. (I)	101,000	995,860
Ironwood Pharmaceuticals, Inc. (I)	87,900	1,149,293
Kite Pharma, Inc. (I)	2,800	140,000
Ligand Pharmaceuticals, Inc. (I)	4,400	524,788
Medgenics, Inc. (I)	16,200	89,910
Medivation, Inc. (I)	8,600	518,580
Merus BV (I)	8,300	66,483
Neurocrine Biosciences, Inc. (I)	105,900	4,813,155
Novavax, Inc. (I)	238,600	1,734,622
Ophthotech Corp. (I)	19,300	984,879
Otonomy, Inc. (I)	8,100	128,628
Portola Pharmaceuticals, Inc. (I)	8,200	193,520
Prothena Corp. PLC (I)	41,548	1,452,518
Puma Biotechnology, Inc. (I)	12,884	383,814
Radius Health, Inc. (I)	7,360	270,480
Regeneron Pharmaceuticals, Inc. (I)	13,200	4,609,836
REGENXBIO, Inc. (I)	10,500	84,000
Retrophin, Inc. (I)	9,400	167,414
Seres Therapeutics, Inc. (I)	14,634	425,118
Shire PLC, ADR	19,980	3,677,918
Spark Therapeutics, Inc. (I)	30,883	1,579,048
TESARO, Inc. (I)	48,878	4,108,196
Ultragenyx Pharmaceutical, Inc. (I)	15,121	739,568
Vertex Pharmaceuticals, Inc. (I)	61,308	5,273,714
Xencor, Inc. (I)	11,700	222,183
		79,417,321
Health care equipment and supplies - 12.6%
Align Technology, Inc. (I)	7,800	628,290
Becton, Dickinson and Company	63,000	10,684,170
Danaher Corp.	20,100	2,030,100
DENTSPLY SIRONA, Inc.	14,305	887,482
DexCom, Inc. (I)	8,300	658,439
GenMark Diagnostics, Inc. (I)	23,000	200,100
Hologic, Inc. (I)	49,300	1,705,780
Intuitive Surgical, Inc. (I)	9,900	6,547,959
Lantheus Holdings, Inc. (I)	55,800	204,786
Medtronic PLC	27,393	2,376,891
Novocure, Ltd. (I)	26,404	308,135
Oxford Immunotec Global PLC (I)	7,700	69,300
Stryker Corp.	41,500	4,972,945
Teleflex, Inc.	5,700	1,010,667
The Cooper Companies, Inc.	12,035	2,064,845
West Pharmaceutical Services, Inc.	22,200	1,684,536
Wright Medical Group NV (I)	75,562	1,312,512
		37,346,937
Health care providers and services - 31.5%
Acadia Healthcare Company, Inc. (I)	39,400	2,182,760
Adeptus Health, Inc., Class A (I)	16,300	842,058

Health Sciences Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Aetna, Inc.	101,700	$12,420,621
Amsurg Corp. (I)	3,297	255,649
Anthem, Inc.	44,800	5,884,032
Centene Corp. (I)	69,200	4,938,804
Cigna Corp.	69,600	8,908,104
DaVita HealthCare Partners, Inc. (I)	67,600	5,226,832
Diplomat Pharmacy, Inc. (I)	31,000	1,085,000
Envision Healthcare Holdings, Inc. (I)	37,686	956,094
Fresenius SE & Company KGaA	10,458	768,427
HCA Holdings, Inc. (I)	84,500	6,507,345
Henry Schein, Inc. (I)	14,400	2,545,920
Humana, Inc.	70,400	12,663,552
McKesson Corp.	44,800	8,361,920
Team Health Holdings, Inc. (I)	14,300	581,581
UnitedHealth Group, Inc.	91,300	12,891,560
Universal American Corp.	20,700	156,906
Universal Health Services, Inc., Class B	31,150	4,177,215
WellCare Health Plans, Inc. (I)	16,100	1,727,208
		93,081,588
Health care technology - 0.8%
athenahealth, Inc. (I)	17,867	2,465,825
Life sciences tools and services - 5.0%
Agilent Technologies, Inc.	110,000	4,879,600
Bruker Corp.	35,500	807,270
Mettler-Toledo International, Inc. (I)	2,900	1,058,268
Thermo Fisher Scientific, Inc.	54,100	7,993,816
		14,738,954
Pharmaceuticals - 16.4%
Allergan PLC (I)	51,140	11,817,943
Astellas Pharma, Inc.	108,600	1,703,102
Bristol-Myers Squibb Company	143,100	10,525,005
Carbylan Therapeutics, Inc. (I)	33,300	22,065
Catalent, Inc. (I)	39,100	898,909
Chugai Pharmaceutical Company, Ltd.	25,100	894,519
Dyax Corp. (I)	62,700	168,663
Eli Lilly & Company	90,300	7,111,125
Endo International PLC (I)	17,800	277,502
GW Pharmaceuticals PLC, ADR (I)	2,064	189,000
Mallinckrodt PLC (I)	98,096	5,962,275
Merck & Company, Inc.	36,700	2,114,287
Natco Pharma, Ltd.	17,865	154,217
Pacira Pharmaceuticals, Inc. (I)	26,200	883,726
Teva Pharmaceutical Industries, Ltd., ADR	60,100	3,018,823
TherapeuticsMD, Inc. (I)	220,800	1,876,800
Zeneca, Inc. (I)	13,151	8,088
Zoetis, Inc.	16,900	802,074
		48,428,123
		275,478,748
Industrials - 0.3%
Professional services - 0.3%
The Advisory Board Company (I)	20,500	725,495
Information technology - 0.6%
Electronic equipment, instruments and components - 0.6%
FEI Company	17,796	1,902,036
TOTAL COMMON STOCKS (Cost $245,294,636)		$285,620,663

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES - 0.5%
Consumer discretionary - 0.1%
Specialty retail - 0.1%
Jand, Inc., Series D (I)(R)	33,198	$368,498
Health care - 0.4%
Biotechnology - 0.0%
Ovid Therapeutics, Inc., Series B (I)(R)	13,746	55,671
Health care providers and services - 0.1%
Audentes Therapeutics, Inc., Series C (I)(R)	15,628	84,235
Pharmaceuticals - 0.3%
Allergan PLC, 5.500%	1,111	926,152
		1,066,058
Information technology - 0.0%
Software - 0.0%
Doximity, Inc. (I)(R)	31,611	129,605
TOTAL PREFERRED SECURITIES (Cost $1,674,655)		$1,564,161
CONVERTIBLE BONDS - 0.1%
Health care - 0.1%
Biotechnology - 0.1%
Ironwood Pharmaceuticals, Inc.
2.250%, 06/15/2022	$376,000	$385,165
TOTAL CONVERTIBLE BONDS (Cost $376,000)		$385,165
RIGHTS - 0.0%
Wright Medical Group NV (Expiration
Date: 01/02/2024) (I)(N)	3,500	4,375
TOTAL RIGHTS (Cost $8,750)		$4,375
WARRANTS - 0.0%
Alexza Pharmaceuticals, Inc. (Expiration Date:
10/05/2016; Strike Price $2.77) (I)	1,413	1
TOTAL WARRANTS (Cost $1,766)		$1
SHORT-TERM INVESTMENTS - 2.2%
Money market funds - 2.2%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2499% (Y)	631,384	$631,384
T. Rowe Price Prime Reserve
Fund, 0.3204% (Y)	5,873,947	5,873,947
		6,505,331
TOTAL SHORT-TERM INVESTMENTS (Cost $6,505,331)		$6,505,331
Total Investments (Health Sciences Trust)
(Cost $253,861,138) - 99.5%		$294,079,696
Other assets and liabilities, net - 0.5%		1,481,666
TOTAL NET ASSETS - 100.0%		$295,561,362

International Core Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.3%
Australia - 4.6%
Abacus Property Group	72,646	$172,023
Adelaide Brighton, Ltd.	241,701	1,013,500

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
ASX, Ltd.	3,869	$133,212
BT Investment Management, Ltd.	22,348	132,951
Challenger, Ltd.	37,644	245,937
Charter Hall Retail REIT	35,194	125,793
CIMIC Group, Ltd.	25,913	699,591
Credit Corp. Group, Ltd.	3,088	27,858
Dexus Property Group	161,856	1,098,302
Downer EDI, Ltd.	138,309	397,200
Fairfax Media, Ltd.	980,656	686,467
Lend Lease Group	29,594	281,119
Macquarie Group, Ltd.	17,365	903,927
Mirvac Group	442,454	672,905
OZ Minerals, Ltd.	259,238	1,112,504
Pact Group Holdings, Ltd.	10,706	48,589
Scentre Group	1,860,755	6,892,171
Shopping Centres Australasia Property Group	139,261	238,528
Sonic Healthcare, Ltd.	49,716	806,252
Stockland	158,411	561,647
Tassal Group, Ltd.	10,522	31,443
Telstra Corp., Ltd.	1,304,768	5,453,591
The GPT Group	142,930	581,247
The Star Entertainment Group, Ltd.	264,625	1,078,276
Westfield Corp. (I)	204,725	1,644,493
Woodside Petroleum, Ltd.	9,810	198,920
WorleyParsons, Ltd. (L)	77,027	422,685
		25,661,131
Austria - 0.6%
Oesterreichische Post AG (I)	10,467	338,016
OMV AG	66,672	1,874,205
voestalpine AG	38,719	1,303,103
		3,515,324
Belgium - 1.0%
Ageas	13,915	483,677
AGFA-Gevaert NV (I)	81,167	263,493
bpost SA	39,499	1,011,127
Delhaize Group	31,538	3,331,510
Elia System Operator SA	615	34,382
Gimv NV	3,908	221,447
Groupe Bruxelles Lambert SA	924	75,774
Umicore SA	5,839	301,610
		5,723,020
Canada - 3.5%
Air Canada (I)	76,900	529,154
Bank of Montreal	18,600	1,179,821
BCE, Inc.	56,100	2,654,866
BRP, Inc. (I)	2,327	37,230
Canadian Imperial Bank of Commerce	11,400	856,268
Canadian Tire Corp., Ltd., Class A	3,500	381,303
CGI Group, Inc., Class A (I)	5,300	226,407
Chorus Aviation, Inc.	4,300	19,970
CI Financial Corp.	21,600	450,575
Linamar Corp.	4,300	153,168
Martinrea International, Inc.	6,800	42,107
Metro, Inc.	133,600	4,654,465
National Bank of Canada	9,400	321,519
Power Corp. of Canada	6,300	134,100
Royal Bank of Canada	19,300	1,140,417
Sun Life Financial, Inc.	81,200	2,667,385
Suncor Energy, Inc.	70,800	1,964,064
The North West Company, Inc.	3,600	82,090
The Toronto-Dominion Bank	34,800	1,494,411

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Transcontinental, Inc., Class A (L)	43,300	$586,852
		19,576,172
China - 0.2%
Yangzijiang Shipbuilding Holdings, Ltd.	1,579,000	1,059,047
Denmark - 0.6%
AP Moeller - Maersk A/S, Class B	1,007	1,315,298
Carlsberg A/S, B Shares	9,890	943,585
Pandora A/S	5,157	702,381
Schouw & Company A/S	3,796	210,815
		3,172,079
Faroe Islands - 0.1%
Bakkafrost P/F	18,206	686,899
Finland - 1.1%
Fortum OYJ	54,845	881,168
Metsa Board OYJ	6,385	32,507
Metso OYJ	13,588	319,454
Neste OYJ	53,398	1,914,803
Sponda OYJ	52,686	229,434
Stora Enso OYJ, R Shares	31,555	253,769
Tieto OYJ	22,214	608,386
UPM-Kymmene OYJ	105,494	1,938,014
		6,177,535
France - 10.4%
Alten SA	2,377	139,531
AXA SA	539,533	10,668,024
BNP Paribas SA	81,346	3,567,487
Christian Dior SE	19,707	3,156,913
Cie Generale des Etablissements Michelin	37,135	3,499,640
Credit Agricole SA	85,921	722,335
Groupe Fnac SA (I)	327	17,531
IPSOS	1,237	35,208
Legrand SA, ADR	2,920	149,479
LVMH Moet Hennessy Louis Vuitton SE	11,269	1,698,637
Metropole Television SA	21,928	364,576
Orange SA (L)	58,231	946,870
Rallye SA	1,867	32,052
Rexel SA	52,483	659,840
Sanofi	4,459	370,467
Schneider Electric SE	10,261	598,637
SCOR SE	42,703	1,262,522
Societe BIC SA	5,322	749,843
Societe Generale SA	58,648	1,834,864
Suez Environnement Company	35,517	553,979
TOTAL SA (L)	449,482	21,555,463
Valeo SA	30,957	1,374,313
Vivendi SA	220,129	4,118,350
		58,076,561
Germany - 10.2%
ADVA Optical Networking SE (I)	45,232	388,027
Allianz SE	54,419	7,763,310
Amadeus Fire AG	2,163	137,083
BASF SE	162,561	12,465,027
Bayerische Motoren Werke AG	67,516	4,913,506
Bechtle AG	1,604	169,252
Daimler AG	220,748	13,209,251
Deutsche Lufthansa AG	230,817	2,713,847
Deutsche Telekom AG (L)	246,647	4,205,910
Evonik Industries AG	23,387	697,136
Fraport AG Frankfurt Airport
Services Worldwide	5,117	273,970

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Hannover Rueck SE	15,520	$1,626,153
HeidelbergCement AG	11,206	844,175
Leoni AG (L)	13,392	367,872
Muenchener Rueckversicherungs-
Gesellschaft AG	17,266	2,895,435
ProSiebenSat.1 Media SE	53,430	2,337,149
Rheinmetall AG	2,710	161,188
Rhoen Klinikum AG	14,993	438,867
Software AG	21,859	743,256
STADA Arzneimittel AG	15,397	797,986
		57,148,400
Hong Kong - 3.8%
BOC Hong Kong Holdings, Ltd.	561,500	1,691,999
Champion REIT	904,000	512,092
CK Hutchison Holdings, Ltd.	182,172	2,003,976
Dah Sing Banking Group, Ltd.	191,600	356,208
Dah Sing Financial Holdings, Ltd.	34,000	210,119
Fortune Real Estate Investment Trust	24,000	28,679
Giordano International, Ltd.	372,000	171,707
Global Brands Group Holding, Ltd. (I)	246,000	21,643
Hang Seng Bank, Ltd.	37,000	634,654
Henderson Land Development Company, Ltd.	105,600	596,510
Hongkong Land Holdings, Ltd.	287,700	1,760,801
Hysan Development Company, Ltd.	229,000	1,021,230
Kerry Properties, Ltd.	328,500	813,305
Link REIT	407,500	2,786,569
Luk Fook Holdings International, Ltd.	75,000	165,792
Man Wah Holdings, Ltd.	70,000	100,993
New World Development Company, Ltd.	95,000	96,745
Pacific Textiles Holdings, Ltd.	236,000	294,835
Shun Tak Holdings, Ltd.	278,000	87,945
SJM Holdings, Ltd.	1,236,000	756,799
SmarTone Telecommunications Holdings, Ltd.	152,500	272,485
Sun Hung Kai Properties, Ltd.	149,802	1,807,944
Swire Pacific, Ltd., Class A	107,500	1,214,883
Swire Properties, Ltd.	51,000	135,885
Television Broadcasts, Ltd.	38,200	131,120
Texwinca Holdings, Ltd.	112,000	83,158
The Bank of East Asia, Ltd.	22,545	87,186
The Wharf Holdings, Ltd.	244,000	1,489,017
Wheelock & Company, Ltd.	272,000	1,277,759
Xinyi Automobile Glass Hong
Kong Enterprises, Ltd. (I)	72,250	25,331
Xinyi Glass Holdings, Ltd. (I)	578,000	427,543
		21,064,912
Ireland - 0.1%
AerCap Holdings NV (I)	12,200	409,798
ICON PLC (I)	2,600	182,026
Smurfit Kappa Group PLC	5,356	117,931
		709,755
Isle of Man - 0.1%
Playtech PLC	23,300	247,877
Israel - 1.4%
Bank Hapoalim BM	110,792	558,158
Bank Leumi Le-Israel BM (I)	443,593	1,557,527
Bezeq The
Israeli Telecommunication Corp., Ltd.	189,532	375,449
Check Point Software Technologies, Ltd. (I)	32,800	2,613,492
Israel Discount Bank, Ltd., Class A (I)	362,341	623,980
Mizrahi Tefahot Bank, Ltd.	6,471	74,616
Teva Pharmaceutical Industries, Ltd.	25,246	1,277,706

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Teva Pharmaceutical Industries, Ltd., ADR	13,300	$668,059
		7,748,987
Italy - 2.8%
A2A SpA	340,289	446,210
Amplifon SpA	16,771	156,959
ASTM SpA	16,066	175,218
Banca Mediolanum SpA	168,245	1,154,762
De’Longhi SpA	4,344	103,516
Enel SpA	808,376	3,588,759
Engineering SpA (I)	2,073	151,662
Eni SpA	285,399	4,596,991
EXOR SpA	15,795	583,083
Hera SpA	142,285	388,351
Industria Macchine Automatiche SpA	589	35,455
Iren SpA	87,112	134,273
Italmobiliare SpA	5,767	164,224
MARR SpA	12,233	231,839
Poste Italiane SpA (S)	48,276	320,551
Recordati SpA	33,559	1,009,441
Reply SpA	1,675	213,731
Snam SpA	128,519	768,345
Societa Cattolica di Assicurazioni SCRL	46,262	293,212
Societa Iniziative Autostradali e Servizi SpA	2,081	17,961
Telecom Italia SpA (I)	157,753	129,565
Telecom Italia SpA (I)	1,818,895	1,170,244
		15,834,352
Japan - 26.1%
Adastria Company, Ltd.	2,600	103,029
Aisin Seiki Company, Ltd.	23,900	973,526
AOKI Holdings, Inc.	15,800	163,644
Aoyama Trading Company, Ltd.	16,200	597,398
Asahi Glass Company, Ltd.	50,000	271,345
Asahi Group Holdings, Ltd.	7,600	245,745
Autobacs Seven Company, Ltd.	11,400	161,579
Bridgestone Corp.	20,400	655,594
Calsonic Kansei Corp.	84,000	638,378
Canon, Inc.	118,300	3,377,490
Cawachi, Ltd.	1,300	31,040
Central Japan Railway Company	16,700	2,970,322
Century Tokyo Leasing Corp.	5,200	168,289
Coca-Cola West Company, Ltd.	34,700	981,339
Concordia Financial Group, Ltd. (I)	16,400	63,335
Cosmo Energy Holdings Company, Ltd.	13,700	167,942
Credit Saison Company, Ltd.	5,600	94,072
Daihatsu Motor Company, Ltd.	17,100	222,745
Daiichi Sankyo Company, Ltd.	16,700	405,728
Daiichikosho Company, Ltd.	6,200	259,916
Daito Trust Construction Company, Ltd.	6,600	1,071,592
Daiwa House Industry Company, Ltd.	31,600	927,997
Daiwabo Holdings Company, Ltd.	56,000	118,758
DCM Holdings Company, Ltd.	55,700	476,092
DeNA Company, Ltd.	65,300	1,527,596
Denka Company, Ltd.	128,000	517,641
Doutor Nichires Holdings Company, Ltd.	2,200	38,297
Exedy Corp.	3,200	68,511
FamilyMart Company, Ltd.	3,800	231,577
Fuji Heavy Industries, Ltd.	45,484	1,563,439
FUJIFILM Holdings Corp.	130,400	5,059,575
Fukuoka Financial Group, Inc.	44,000	145,079
Fuyo General Lease Company, Ltd.	3,700	150,329
Geo Holdings Corp.	3,600	48,444
Gree, Inc.	117,800	667,649

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hanwa Company, Ltd.	127,000	$663,489
Haseko Corp.	102,300	1,029,937
Hitachi Capital Corp.	4,700	93,281
Honda Motor Company, Ltd.	52,400	1,314,468
Horiba, Ltd.	10,100	444,388
Hoya Corp.	14,600	521,454
Inaba Denki Sangyo Company, Ltd.	5,300	181,527
Inpex Corp.	93,800	733,572
Isuzu Motors, Ltd.	16,700	205,694
ITOCHU Corp.	701,200	8,577,929
Itochu Enex Company, Ltd.	7,900	70,101
Jafco Company, Ltd.	2,400	59,505
Japan Airlines Company, Ltd.	118,900	3,825,324
Japan Tobacco, Inc.	13,000	523,929
K’s Holdings Corp.	5,600	104,506
Kaneka Corp.	13,000	86,739
Kanematsu Corp.	193,000	304,991
Kato Sangyo Company, Ltd.	2,700	63,295
Kawasaki Kisen Kaisha, Ltd. (L)	227,000	535,069
KDDI Corp.	532,470	16,192,273
Keihin Corp.	14,700	226,819
Kewpie Corp.	3,400	108,449
Kinden Corp.	5,000	54,124
Kobe Steel, Ltd.	338,000	277,794
Kokuyo Company, Ltd.	25,200	358,977
Kuraray Company, Ltd.	14,600	174,200
Kuroda Electric Company, Ltd.	5,200	89,315
Mandom Corp.	1,300	59,830
Marubeni Corp.	492,976	2,227,135
Medipal Holdings Corp.	54,100	889,449
Mitsubishi Chemical Holdings Corp.	163,000	747,191
Mitsubishi Corp.	34,205	602,259
Mitsubishi Electric Corp.	108,000	1,289,342
Mitsubishi UFJ Financial Group, Inc.	1,729,900	7,754,888
Mitsubishi UFJ Lease &
Finance Company, Ltd.	43,700	167,920
Mitsui & Company, Ltd.	337,300	4,026,410
Mitsui Mining & Smelting Company, Ltd.	121,000	201,982
Mizuho Financial Group, Inc.	1,359,100	1,955,825
Namura Shipbuilding Company, Ltd.	6,000	33,191
NHK Spring Company, Ltd.	33,300	270,259
Nichiha Corp.	9,900	156,446
Nippo Corp.	9,000	153,094
Nippon Flour Mills Company, Ltd.	16,000	125,032
Nippon Paper Industries Company, Ltd.	4,800	83,814
Nippon Steel & Sumikin Bussan Corp.	54,000	174,498
Nippon Telegraph & Telephone Corp.	296,000	13,880,895
Nissan Chemical Industries, Ltd.	9,500	277,184
Nissan Motor Company, Ltd.	91,996	821,002
Nissin Electric Company, Ltd.	2,200	32,563
Nitori Holdings Company, Ltd.	13,400	1,625,207
NOK Corp.	9,000	153,051
NTT DOCOMO, Inc.	184,200	4,967,607
Onward Holdings Company, Ltd.	19,000	118,536
ORIX Corp.	55,500	718,196
Otsuka Holdings Company, Ltd.	99,700	4,594,463
PanaHome Corp.	17,000	134,573
Pola Orbis Holdings, Inc.	2,000	188,220
Resona Holdings, Inc.	182,100	665,560
Ricoh Company, Ltd.	70,900	614,596
Ryohin Keikaku Company, Ltd.	4,000	974,790
San-A Company, Ltd.	1,500	74,021
Sanwa Holdings Corp.	20,800	189,073

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sanyo Shokai, Ltd.	45,000	$84,656
Seiko Epson Corp.	16,000	256,506
Sekisui Chemical Company, Ltd.	84,400	1,039,876
Sekisui House, Ltd.	105,000	1,838,769
Shimamura Company, Ltd.	400	59,515
Showa Denko KK	16,700	157,435
Sojitz Corp.	1,189,800	2,819,270
Sumitomo Corp.	256,200	2,582,471
Sumitomo Forestry Company, Ltd.	41,200	559,175
Sumitomo Heavy Industries, Ltd.	59,000	259,181
Sumitomo Metal Mining Company, Ltd.	47,000	478,102
Sumitomo Mitsui Financial Group, Inc.	371,400	10,724,197
Sumitomo Mitsui Trust Holdings, Inc.	98,000	318,874
Sumitomo Osaka Cement Company, Ltd.	102,000	437,685
Sumitomo Rubber Industries, Ltd.	11,400	152,622
Sundrug Company, Ltd.	4,400	413,138
Suzuken Company, Ltd.	13,900	437,520
T-Gaia Corp.	11,500	162,026
The Chiba Bank, Ltd.	36,000	170,127
The Daishi Bank, Ltd.	18,000	57,453
The Ogaki Kyoritsu Bank, Ltd.	38,000	105,163
The Yokohama Rubber Company, Ltd.	27,500	344,905
Toei Company, Ltd.	8,000	75,222
Toho Holdings Company, Ltd.	28,000	674,721
Tokai Rika Company, Ltd.	16,700	246,682
Tokyo Electric Power Company, Inc. (I)	132,300	560,296
Tosoh Corp.	191,000	881,012
Toyota Tsusho Corp.	77,000	1,657,760
TPR Company, Ltd.	5,300	102,624
TS Tech Company, Ltd.	20,200	494,979
Tsuruha Holdings, Inc.	1,200	145,306
UKC Holdings Corp.	5,300	80,991
UNY Group Holdings Company, Ltd.	128,800	1,083,675
Valor Holdings Company, Ltd.	6,400	170,203
Wacoal Holdings Corp.	13,000	128,289
West Japan Railway Company	12,800	811,178
Yamada Denki Company, Ltd.	369,800	1,952,108
Yamaguchi Financial Group, Inc.	11,000	104,019
Yuasa Trading Company, Ltd.	6,100	125,849
Zeon Corp.	33,000	213,730
		145,901,593
Luxembourg - 0.0%
RTL Group SA	2,574	210,217
Malta - 0.0%
BGP Holdings PLC (I)	2,126,418	127,429
Netherlands - 2.9%
Boskalis Westminster NV	11,614	396,302
Corbion NV	13,120	315,115
Heineken Holding NV	9,348	757,394
Heineken NV	17,235	1,580,832
ING Groep NV	274,818	2,843,255
Koninklijke Ahold NV	186,743	4,123,784
PostNL NV (I)	306,043	1,248,437
Randstad Holding NV	4,638	185,479
Royal Dutch Shell PLC, A Shares	44,201	1,213,994
TomTom NV (I)	52,780	403,288
Wolters Kluwer NV	73,491	2,975,753
		16,043,633
New Zealand - 0.2%
Air New Zealand, Ltd.	185,568	278,117
Chorus, Ltd.	29,740	89,815

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
New Zealand (continued)
Nuplex Industries, Ltd.	71,707	$269,274
SKY Network Television, Ltd.	128,962	440,112
		1,077,318
Norway - 1.6%
Avance Gas Holding, Ltd. (S)	3,025	9,526
DNB ASA	49,317	590,314
Orkla ASA	168,667	1,500,050
Salmar ASA	3,901	116,087
Statoil ASA	134,262	2,319,841
Storebrand ASA (I)	95,191	361,100
Telenor ASA	122,056	2,020,396
Yara International ASA	57,617	1,830,309
		8,747,623
Portugal - 0.1%
CTT-Correios de Portugal SA	84,055	664,850
REN - Redes Energeticas Nacionais SGPS SA	8,634	24,279
The Navigator Company SA	18,588	51,833
		740,962
Singapore - 0.3%
BW LPG, Ltd. (S)	21,426	81,669
CapitaLand Mall Trust	79,800	126,884
Mapletree Greater China Commercial Trust	501,500	377,273
Mapletree Industrial Trust	224,600	287,271
Mapletree Logistics Trust	66,900	49,809
SATS, Ltd.	51,900	158,679
UOL Group, Ltd.	50,800	207,074
Venture Corp., Ltd.	14,400	88,601
		1,377,260
Spain - 2.5%
Ebro Foods SA	38,212	879,571
Endesa SA	284,454	5,707,734
Iberdrola SA	642,112	4,380,229
Red Electrica Corp. SA	10,363	925,977
Repsol SA	150,998	1,935,633
Viscofan SA	3,634	201,690
		14,030,834
Sweden - 1.8%
Axfood AB	34,949	671,277
Bilia AB, A Shares	12,772	315,797
Bonava AB, B Shares (I)	23,591	284,407
Fastighets AB Balder, B Shares (I)	14,824	375,660
Industrivarden AB, C Shares	7,152	116,360
Intrum Justitia AB	14,705	461,187
Investor AB, B Shares	34,854	1,170,948
NCC AB, B Shares (I)	23,591	547,764
Sandvik AB	132,556	1,327,142
Securitas AB, B Shares	17,403	268,664
Skanska AB, B Shares	23,512	492,317
Telefonaktiebolaget LM Ericsson, B Shares	400,082	3,073,652
Volvo AB, B Shares	98,935	982,852
Wihlborgs Fastigheter AB	10,147	207,703
		10,295,730
Switzerland - 5.0%
Adecco Group AG	35,696	1,800,438
Autoneum Holding AG	915	214,658
Cembra Money Bank AG (I)	3,313	231,716
dorma+kaba Holding AG	634	442,923
Emmi AG (I)	56	34,142
EMS-Chemie Holding AG	1,781	919,544

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Flughafen Zuerich AG	1,995	$353,057
Forbo Holding AG (I)	299	355,107
Georg Fischer AG	780	623,539
Givaudan SA	137	275,853
Helvetia Holding AG	261	135,785
Komax Holding AG	114	23,558
Kuehne & Nagel International AG	11,844	1,659,459
LafargeHolcim, Ltd. (I)	5,640	235,964
Logitech International SA	13,793	224,240
Nestle SA	13,109	1,015,663
Roche Holding AG	4,903	1,293,803
SGS SA	37	84,758
Sika AG	95	398,341
Swiss Life Holding AG (I)	3,719	859,453
Swiss Re AG	153,488	13,405,706
The Swatch Group AG (L)	3,408	991,734
The Swatch Group AG	2,994	171,459
UBS Group AG	16,583	215,174
Vontobel Holding AG	3,606	155,394
Zurich Insurance Group AG (I)	8,332	2,061,193
		28,182,661
United Kingdom - 15.3%
AstraZeneca PLC	269,085	16,086,928
Bellway PLC	15,438	391,626
Berkeley Group Holdings PLC	60,411	2,039,950
Bovis Homes Group PLC	20,307	198,169
BP PLC	1,588,997	9,301,268
British American Tobacco PLC	118,496	7,682,021
British American Tobacco PLC, ADR	4,800	621,504
Carillion PLC (L)	102,538	320,213
Centrica PLC	1,195,178	3,614,228
Compass Group PLC	123,598	2,351,512
Crest Nicholson Holdings PLC	19,412	92,686
Dart Group PLC	8,439	59,356
Direct Line Insurance Group PLC	103,535	478,661
EnQuest PLC (I)	292,516	125,494
Galliford Try PLC	8,059	98,444
GlaxoSmithKline PLC	416,427	8,942,818
Henderson Group PLC	214,601	610,104
Home Retail Group PLC	428,752	878,017
Hunting PLC	22,180	142,661
IG Group Holdings PLC	24,997	270,676
Imperial Brands PLC	105,735	5,734,331
Inchcape PLC	134,973	1,134,903
Indivior PLC	75,073	252,609
Intermediate Capital Group PLC	28,592	187,332
International Consolidated Airlines Group SA	189,964	940,569
J Sainsbury PLC	198,851	619,462
Jupiter Fund Management PLC	85,023	417,509
Kingfisher PLC	494,928	2,125,768
Marks & Spencer Group PLC	34,032	145,744
National Express Group PLC	12,462	49,185
Next PLC	1,145	75,657
Persimmon PLC	139,802	2,711,011
Reckitt Benckiser Group PLC	67,138	6,732,072
Redrow PLC	12,441	52,325
Royal Mail PLC	301,040	2,022,561
Savills PLC	5,397	44,160
The Sage Group PLC	57,711	498,831
Unilever NV	26,491	1,237,204
WH Smith PLC	43,476	913,371
WM Morrison Supermarkets PLC	456,208	1,145,272

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
WPP PLC	212,141	$4,421,339
		85,767,551
TOTAL COMMON STOCKS (Cost $567,528,640)		$538,904,862

PREFERRED SECURITIES - 0.5%
Germany - 0.5%
Jungheinrich AG	11,907	358,384
Porsche Automobil Holding SE	53,998	2,495,899
		2,854,283
TOTAL PREFERRED SECURITIES (Cost $4,451,201)		$2,854,283

RIGHTS - 0.0%
Repsol SA (Expiration
Date: 07/18/2016) (I)(N)	150,998	49,098
TOTAL RIGHTS (Cost $49,556)		$49,098

SECURITIES LENDING COLLATERAL - 1.4%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	776,614	7,771,657
TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,771,867)		$7,771,657

SHORT-TERM INVESTMENTS - 2.4%
Money market funds - 0.6%
JPMorgan U.S. Treasury Plus Money Market
Fund, Institutional Class, 0.2243% (Y)	3,452,822	$3,452,822
U.S. Government - 1.8%
U.S. Treasury Bill, 0.220%, 07/21/2016 *	$5,900,000	$5,899,404
U.S. Treasury Bill, 0.270%, 09/22/2016 *	4,000,000	3,997,776
		9,897,180
TOTAL SHORT-TERM INVESTMENTS (Cost $13,349,611)		$13,350,002
Total Investments (International Core Trust)
(Cost $593,150,875) - 100.6%		$562,929,902
Other assets and liabilities, net - (0.6%)		(3,628,734)
TOTAL NET ASSETS - 100.0%		$559,301,168

International Equity Index Trust B

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.9%
Australia - 5.2%
AGL Energy, Ltd.	22,581	$327,947
Alumina, Ltd.	102,919	101,166
Amcor, Ltd.	39,713	446,518
AMP, Ltd.	98,917	385,501
APA Group	35,920	249,837
Aristocrat Leisure, Ltd.	18,777	195,338
Asciano, Ltd.	21,745	144,274
ASX, Ltd.	6,730	231,718
Aurizon Holdings, Ltd.	67,567	245,153
AusNet Services	44,144	54,369
Australia & New Zealand Banking Group, Ltd.	98,905	1,802,057
Bank of Queensland, Ltd.	15,088	120,376
Bendigo & Adelaide Bank, Ltd.	18,404	133,254
BHP Billiton PLC	72,048	911,912

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
BHP Billiton, Ltd.	109,737	$1,529,323
Boral, Ltd.	30,626	143,784
Brambles, Ltd.	50,911	475,326
Caltex Australia, Ltd.	9,411	226,899
Challenger, Ltd.	19,540	127,660
CIMIC Group, Ltd.	3,702	99,945
Coca-Cola Amatil, Ltd.	16,634	102,682
Cochlear, Ltd.	2,020	184,304
Commonwealth Bank of Australia	57,910	3,250,504
Computershare, Ltd.	16,916	116,973
Crown Resorts, Ltd.	14,609	138,953
CSL, Ltd.	15,926	1,343,083
Dexus Property Group	30,665	208,083
Domino’s Pizza Enterprises, Ltd.	2,059	105,951
DUET Group	79,613	149,323
Flight Centre Travel Group, Ltd.	2,493	59,310
Fortescue Metals Group, Ltd.	50,633	135,496
Goodman Group	66,010	354,046
Harvey Norman Holdings, Ltd.	15,848	55,145
Healthscope, Ltd.	65,916	141,847
Incitec Pivot, Ltd.	50,454	113,336
Insurance Australia Group, Ltd.	87,472	360,321
Lend Lease Group	20,344	193,251
Macquarie Group, Ltd.	9,924	516,589
Medibank Pvt, Ltd.	94,782	210,185
Mirvac Group	125,759	191,260
National Australia Bank, Ltd.	89,595	1,720,175
Newcrest Mining, Ltd. (I)	27,130	470,214
Oil Search, Ltd.	47,003	237,345
Orica, Ltd.	13,519	125,761
Origin Energy, Ltd.	53,340	233,050
Platinum Asset Mangement, Ltd.	10,739	46,640
Qantas Airways, Ltd. (I)	11,580	24,530
QBE Insurance Group, Ltd.	44,109	348,444
Ramsay Health Care, Ltd.	5,134	277,470
REA Group, Ltd.	2,460	110,400
Santos, Ltd.	55,812	197,563
Scentre Group	184,773	684,393
SEEK, Ltd.	11,910	136,723
Sonic Healthcare, Ltd.	14,194	230,186
South32, Ltd. (I)	74,597	89,137
South32, Ltd. (I)	112,851	132,350
Stockland	76,604	271,600
Suncorp Group, Ltd.	41,061	376,527
Sydney Airport	42,882	223,915
Tabcorp Holdings, Ltd.	36,319	125,111
Tatts Group, Ltd.	57,103	164,327
Telstra Corp., Ltd.	147,901	618,188
The GPT Group	65,090	264,699
TPG Telecom, Ltd.	12,913	115,789
Transurban Group	68,305	615,208
Treasury Wine Estates, Ltd.	27,796	193,151
Vicinity Centres	108,802	271,445
Vocus Communications, Ltd.	17,818	115,878
Wesfarmers, Ltd.	38,600	1,164,058
Westfield Corp. (I)	69,727	560,096
Westpac Banking Corp.	112,787	2,501,117
Woodside Petroleum, Ltd.	23,956	485,763
Woolworths, Ltd.	43,953	691,318
		29,705,570
Austria - 0.1%
ANDRITZ AG	2,752	130,492
Erste Group Bank AG (I)	8,613	196,101

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Austria (continued)
OMV AG	5,543	$155,818
Raiffeisen Bank International AG (I)	2,225	28,107
voestalpine AG	4,357	146,637
		657,155
Belgium - 1.1%
Ageas	7,799	271,089
Anheuser-Busch InBev SA	26,983	3,568,151
Colruyt SA	2,769	153,231
Delhaize Group	3,906	412,610
Groupe Bruxelles Lambert SA	3,135	257,089
KBC Groep NV (I)	8,597	422,810
Proximus	5,996	190,545
Solvay SA	2,881	269,109
Telenet Group Holding NV (I)	2,144	98,038
UCB SA	3,593	269,790
Umicore SA	3,265	168,652
		6,081,114
Brazil - 1.1%
Ambev SA	161,130	955,554
Banco Bradesco SA	31,072	261,263
Banco do Brasil SA	29,813	159,446
Banco Santander Brasil SA	14,000	79,233
BB Seguridade Participacoes SA	24,400	213,518
BM&FBovespa SA	65,076	364,651
BR Malls Participacoes SA (I)	20,033	80,137
Braskem SA, ADR	1,584	18,770
BRF SA	23,920	336,055
CCR SA	32,600	170,495
Centrais Eletricas Brasileiras SA, ADR,
B Shares (I)	1,429	7,659
CETIP SA - Mercados Organizados	8,214	111,973
Cia Brasileira de Distribuicao, ADR	628	9,137
Cia de Saneamento Basico do Estado de
Sao Paulo	12,870	116,508
Cia Siderurgica Nacional SA (I)	16,100	39,194
Cia Siderurgica Nacional SA, ADR (I)(L)	11,800	28,910
Cielo SA	37,584	396,163
Cosan SA Industria e Comercio	4,911	50,925
CPFL Energia SA	10,049	64,410
Duratex SA	12,966	34,309
EDP - Energias do Brasil SA	11,125	47,169
Embraer SA	10,800	58,836
Embraer SA, ADR	2,626	57,037
Equatorial Energia SA	6,700	101,471
Fibria Celulose SA	3,172	21,260
Fibria Celulose SA, ADR	6,862	46,387
Hypermarcas SA	13,608	98,873
JBS SA	15,473	48,168
Klabin SA	17,800	85,445
Kroton Educacional SA	47,780	202,287
Localiza Rent a Car SA	5,576	59,886
Lojas Renner SA	23,500	173,307
Multiplan Empreendimentos Imobiliarios SA	3,152	59,129
Natura Cosmeticos SA	6,500	51,599
Odontoprev SA	11,500	47,650
Petroleo Brasileiro SA (I)	107,029	383,496
Porto Seguro SA	4,419	36,799
Raia Drogasil SA	8,100	159,211
Sul America SA	6,310	30,722
Telefonica Brasil SA, ADR	6,017	81,831
Tim Participacoes SA	32,920	70,097
TOTVS SA	4,500	42,782

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Tractebel Energia SA	6,400	$76,327
Ultrapar Participacoes SA	12,100	267,855
Vale SA	47,000	238,051
WEG SA	21,060	90,080
		6,134,065
Canada - 6.8%
Agnico Eagle Mines, Ltd.	8,000	428,128
Agrium, Inc. (L)	4,600	416,188
Alimentation Couche-Tard, Inc., Class B	14,400	618,377
AltaGas, Ltd.	4,700	114,230
ARC Resources, Ltd. (L)	11,900	203,653
Atco, Ltd., Class I	2,800	98,221
Bank of Montreal	22,200	1,408,174
Barrick Gold Corp.	39,140	835,544
BCE, Inc.	4,624	218,825
BlackBerry, Ltd. (I)	19,900	133,545
Bombardier, Inc., Class B (I)	67,600	101,509
Brookfield Asset Management, Inc., Class A	29,348	970,884
CAE, Inc.	11,300	136,532
Cameco Corp.	16,400	180,128
Canadian Imperial Bank of Commerce (L)	13,600	1,021,513
Canadian National Railway Company	26,500	1,564,832
Canadian Natural Resources, Ltd.	37,360	1,152,653
Canadian Pacific Railway, Ltd.	4,900	630,843
Canadian Tire Corp., Ltd., Class A	2,600	283,254
Canadian Utilities, Ltd., Class A	4,800	139,064
CCL Industries, Inc., Class B	900	156,628
Cenovus Energy, Inc.	30,200	417,721
CGI Group, Inc., Class A (I)	8,300	354,562
CI Financial Corp.	8,400	175,224
Constellation Software, Inc.	700	270,914
Crescent Point Energy Corp.	17,300	273,302
Dollarama, Inc.	4,000	279,268
Eldorado Gold Corp.	25,100	112,877
Element Financial Corp.	13,200	139,974
Empire Company, Ltd.	5,700	84,753
Enbridge, Inc.	30,800	1,304,759
Encana Corp.	28,700	223,256
Fairfax Financial Holdings, Ltd.	800	430,871
Finning International, Inc.	7,200	117,255
First Capital Realty, Inc.	4,700	80,616
First Quantum Minerals, Ltd.	24,054	168,869
Fortis, Inc.	9,400	317,735
Franco-Nevada Corp.	5,900	448,637
George Weston, Ltd.	2,100	181,742
Gildan Activewear, Inc.	7,900	231,384
Goldcorp, Inc.	30,284	579,450
Great-West Lifeco, Inc.	11,700	308,631
H&R Real Estate Investment Trust	4,300	74,920
Husky Energy, Inc.	14,097	172,073
Hydro One, Ltd. (S)	6,000	120,562
IGM Financial, Inc.	3,300	89,834
Imperial Oil, Ltd.	9,430	298,385
Industrial Alliance Insurance &
Financial Services, Inc.	3,500	110,016
Intact Financial Corp.	5,000	357,173
Inter Pipeline, Ltd. (L)	11,700	248,137
Keyera Corp.	5,800	177,419
Kinross Gold Corp. (I)	43,729	214,592
Linamar Corp.	1,700	60,555
Loblaw Companies, Ltd.	7,840	419,383
Magna International, Inc.	14,000	491,428
Manulife Financial Corp. (O)	67,600	924,565

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Methanex Corp.	3,500	$101,834
Metro, Inc.	8,000	278,710
National Bank of Canada (L)	11,800	403,609
Onex Corp.	3,500	214,018
Open Text Corp.	4,800	283,813
Pembina Pipeline Corp. (L)	11,700	355,542
Peyto Exploration & Development Corp.	5,200	139,584
Potash Corp. of Saskatchewan, Inc.	26,900	437,246
Power Corp. of Canada	13,800	293,742
Power Financial Corp.	9,000	206,548
PrairieSky Royalty, Ltd. (L)	5,747	109,076
Restaurant Brands International, Inc.	7,046	293,304
RioCan Real Estate Investment Trust	5,300	120,321
Rogers Communications, Inc., Class B	12,400	501,970
Royal Bank of Canada	50,000	2,954,449
Saputo, Inc.	9,100	270,264
Seven Generations Energy, Ltd., Class A (I)	6,800	129,795
Shaw Communications, Inc., Class B	14,600	280,259
Silver Wheaton Corp.	13,900	327,179
Smart Real Estate Investment Trust	2,800	82,790
SNC-Lavalin Group, Inc.	5,300	222,592
Sun Life Financial, Inc.	21,500	706,266
Suncor Energy, Inc.	54,935	1,523,952
Teck Resources, Ltd., Class B	19,761	260,176
TELUS Corp.	7,600	244,715
The Bank of Nova Scotia	41,000	2,009,141
The Jean Coutu Group PJC, Inc., Class A	2,900	44,893
The Toronto-Dominion Bank	62,300	2,675,339
Thomson Reuters Corp.	12,177	492,660
Tourmaline Oil Corp. (I)	5,900	155,315
TransCanada Corp.	24,100	1,090,511
Turquoise Hill Resources, Ltd. (I)	33,720	114,057
Veresen, Inc.	10,000	84,756
Vermilion Energy, Inc.	4,000	127,373
Waste Connections, Inc.	1,782	128,712
West Fraser Timber Company, Ltd.	2,400	70,164
Yamana Gold, Inc.	29,844	155,232
		38,963,474
Chile - 0.3%
Antofagasta PLC	15,103	94,440
Banco Santander Chile, ADR	13,061	252,992
Cencosud SA	61,383	174,928
Cia Cervecerias Unidas SA, ADR	6,197	144,638
Empresa Nacional de
Electricidad SA, ADR (L)	6,770	187,732
Endesa Americas SA, ADR	6,770	93,155
Enersis Americas SA, ADR	26,429	226,761
Enersis Chile SA	26,429	154,081
Itau CorpBanca, ADR	2,999	38,297
Latam Airlines Group SA, ADR (I)	11,197	73,900
Sociedad Quimica y Minera de Chile SA, ADR	4,454	110,103
		1,551,027
China - 4.7%
58.com, Inc., ADR (I)	1,500	68,835
AAC Technologies Holdings, Inc.	27,342	233,750
Agricultural Bank of China, Ltd., H Shares	807,000	296,512
Air China, Ltd., H Shares	84,534	58,116
Alibaba Group Holding, Ltd., ADR (I)	33,500	2,664,255
Aluminum Corp. of China, Ltd., H Shares (I)	185,220	58,679
Anhui Conch Cement Company, Ltd., H Shares	56,790	137,501
ANTA Sports Products, Ltd.	17,000	34,257

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
AviChina Industry & Technology
Company, Ltd., H Shares	72,000	$50,304
Baidu, Inc., ADR (I)	9,200	1,519,380
Bank of China, Ltd., H Shares	2,759,563	1,109,090
Bank of Communications Company, Ltd.,
H Shares	337,527	214,705
Beijing Capital International Airport
Company, Ltd., H Shares	52,789	57,493
Belle International Holdings, Ltd.	185,860	109,391
BYD Company, Ltd., H Shares (I)	24,105	145,554
CGN Power Company, Ltd., H Shares (S)	226,000	63,165
China Cinda Asset Management
Company, Ltd., H Shares	304,800	103,356
China CITIC Bank Corp., Ltd., H Shares	310,800	190,112
China Coal Energy Company, Ltd., H Shares	179,000	93,786
China Communications Construction
Company, Ltd., H Shares	152,335	165,145
China Communications Services Corp., Ltd.,
H Shares	129,600	67,925
China Conch Venture Holdings, Ltd.	46,400	92,268
China Construction Bank Corp., H Shares	2,823,914	1,882,529
China COSCO Holdings Company, Ltd.,
H Shares (I)	115,631	41,051
China Everbright Bank Company, Ltd.,
H Shares	120,000	55,125
China Galaxy Securities Company, Ltd.,
H Shares	129,500	116,869
China Huishan Dairy
Holdings Company, Ltd. (L)	225,000	91,862
China Life Insurance Company, Ltd., H Shares	258,624	557,625
China Longyuan Power Group Corp., H Shares	99,000	82,645
China Medical System Holdings, Ltd.	37,300	57,167
China Mengniu Dairy Company, Ltd.	89,004	155,705
China Merchants Bank Company, Ltd.,
H Shares	130,823	295,153
China Minsheng Banking Corp., Ltd., H Shares	202,080	196,309
China National Building Material
Company, Ltd., H Shares	116,000	51,016
China Oilfield Services, Ltd., H Shares	56,000	43,509
China Pacific Insurance Group Company, Ltd.,
H Shares	90,500	306,718
China Petroleum & Chemical Corp., H Shares	881,361	636,888
China Railway Construction Corp., H Shares	67,500	85,036
China Railway Group, Ltd., H Shares (I)	179,000	134,534
China Shenhua Energy Company, Ltd.,
H Shares	127,500	237,137
China Shipping Container Lines Company, Ltd.,
H Shares (I)	145,123	30,299
China Southern Airlines Company, Ltd.,
H Shares	64,000	36,208
China Telecom Corp., Ltd., H Shares	481,604	216,585
China Vanke Company, Ltd., H Shares	45,400	89,656
Chongqing Rural Commercial Bank, H Shares	88,000	44,820
CITIC Securities Company, Ltd., H Shares	75,500	167,527
CNOOC, Ltd.	621,258	775,466
Country Garden Holdings Company, Ltd.	237,574	100,472
CRRC Corp., Ltd., H Shares	164,150	147,613
CSPC Pharmaceutical Group, Ltd.	144,000	128,659
Ctrip.com International, Ltd., ADR (I)	11,300	465,560
Dalian Wanda Commercial Properties
Company, Ltd., H Shares (S)	20,500	126,873
Dongfeng Motor Group Company, Ltd.,
H Shares	123,220	129,880

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
ENN Energy Holdings, Ltd.	26,000	$128,778
Evergrande Real Estate Group, Ltd.	148,959	91,895
Fosun International, Ltd.	60,000	78,027
Geely Automobile Holdings, Ltd.	75,000	40,908
GF Securities Company, Ltd., H Shares	32,600	74,769
GOME Electrical Appliances Holdings, Ltd.	386,127	46,182
Great Wall Motor Company, Ltd., H Shares	72,000	60,197
Guangzhou Automobile Group Company, Ltd.,
H Shares	101,650	121,980
Guangzhou R&F Properties Company, Ltd.,
H Shares	43,600	55,272
Haitong Securities Company, Ltd., H Shares	113,200	192,879
Hengan International Group Company, Ltd.	25,000	209,393
Huaneng Power International, Inc., H Shares	149,436	92,818
Huatai Securities Company, Ltd., H Shares (S)	29,600	63,746
Industrial & Commercial Bank of China, Ltd.,
H Shares	2,475,735	1,380,640
JD.com, Inc., ADR (I)	23,100	490,413
Jiangsu Expressway Company, Ltd., H Shares	41,145	57,458
Jiangxi Copper Company, Ltd., H Shares	54,075	60,685
Kingsoft Corp., Ltd.	23,000	44,688
Lenovo Group, Ltd.	217,436	132,165
Longfor Properties Company, Ltd.	53,600	69,932
NetEase, Inc., ADR	2,600	502,372
New China Life Insurance Company, Ltd.,
H Shares	24,900	89,157
New Oriental Education & Technology
Group, Inc., ADR	4,500	188,460
PetroChina Company, Ltd., H Shares	734,261	506,081
PICC Property & Casualty Company, Ltd.,
H Shares	126,242	199,039
Ping An Insurance Group Company of
China, Ltd., H Shares	179,290	794,376
Qihoo 360 Technology Company, Ltd., ADR (I)	3,100	226,455
Qinqin Foodstuffs Group
Cayman Company, Ltd. (I)	5,000	7,089
Semiconductor
Manufacturing International Corp. (I)	839,000	67,581
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	80,000	45,842
Shanghai Electric Group Company, Ltd.,
H Shares (I)	144,864	61,292
Shenzhou International Group Holdings, Ltd.	24,000	116,056
Shui On Land, Ltd.	188,275	47,862
Sino-Ocean Land Holdings, Ltd.	177,213	77,150
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	119,901	55,168
Sinopharm Group Company, Ltd., H Shares	30,000	144,111
SOHO China, Ltd.	140,000	67,591
TAL Education Group, ADR (I)	1,400	86,884
Tencent Holdings, Ltd.	189,300	4,342,480
The People’s Insurance Company Group of
China, Ltd., H Shares	226,000	87,006
Tingyi Cayman Islands Holding Corp.	76,000	72,167
Tsingtao Brewery Company, Ltd., H Shares	12,000	41,720
Vipshop Holdings, Ltd., ADR (I)	13,500	150,795
Want Want China Holdings, Ltd.	243,000	172,025
Weichai Power Company, Ltd., H Shares	39,360	40,526
Yangzijiang Shipbuilding Holdings, Ltd.	65,000	43,596
Yanzhou Coal Mining Company, Ltd., H Shares	85,990	56,025
Zhejiang Expressway Company, Ltd., H Shares	49,718	47,035
Zhuzhou CRRC Times Electric Company, Ltd.	18,000	99,976
Zijin Mining Group Company, Ltd., H Shares	285,469	95,892

The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
ZTE Corp., H Shares	25,887	$32,927
		27,077,636
Colombia - 0.1%
Bancolombia SA, ADR	15,325	535,149
Ecopetrol SA, ADR (I)(L)	8,500	81,260
		616,409
Czech Republic - 0.0%
CEZ AS	6,817	116,298
Komercni Banka AS	3,440	128,980
		245,278
Denmark - 1.4%
AP Moeller - Maersk A/S, Class A	120	151,243
AP Moeller - Maersk A/S, Class B	245	320,008
Carlsberg A/S, B Shares	3,383	322,765
Chr Hansen Holding A/S	3,392	222,771
Coloplast A/S, B Shares	4,165	311,769
Danske Bank A/S	24,066	633,426
DSV A/S	6,003	252,415
Genmab A/S (I)	1,792	326,766
ISS A/S	5,377	202,231
Novo Nordisk A/S, B Shares	62,291	3,354,551
Novozymes A/S, B Shares	7,442	357,371
Pandora A/S	3,543	482,555
TDC A/S	31,300	153,385
Tryg A/S	4,500	80,570
Vestas Wind Systems A/S	8,020	545,115
William Demant Holding A/S (I)	5,000	97,329
		7,814,270
Egypt - 0.0%
Commercial International Bank Egypt SAE	41,265	185,772
Global Telecom Holding SAE (I)	23,717	8,573
Talaat Moustafa Group	51,769	28,503
		222,848
Finland - 0.7%
Elisa OYJ	6,060	232,846
Fortum OYJ	16,798	269,885
Kone OYJ, B Shares	11,934	550,761
Metso OYJ	4,686	110,168
Neste OYJ	4,388	157,350
Nokia OYJ	130,416	742,780
Nokia OYJ	56,247	316,604
Nokian Renkaat OYJ	3,680	131,899
Orion OYJ, Class B	2,574	99,948
Sampo OYJ, A Shares	15,692	641,748
Stora Enso OYJ, R Shares	20,482	164,719
UPM-Kymmene OYJ	19,972	366,903
Wartsila OYJ ABP	5,074	207,027
		3,992,638
France - 6.5%
Accor SA	5,923	226,948
Aeroports de Paris	1,056	115,707
Air Liquide SA	11,777	1,226,953
Airbus Group SE	20,243	1,160,332
Alstom SA (I)	5,147	118,837
Arkema SA	2,630	201,072
Atos SE	3,185	262,601
AXA SA	65,139	1,287,974
BNP Paribas SA	36,134	1,584,682
Bollore SA (I)	30,997	104,352

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France (continued)
Bouygues SA	6,726	$192,689
Bureau Veritas SA	8,832	185,429
Cap Gemini SA	5,485	473,318
Carrefour SA	19,603	482,150
Casino Guichard Perrachon SA	2,363	131,167
Christian Dior SE	1,870	299,560
Cie de Saint-Gobain	16,928	641,669
Cie Generale des Etablissements Michelin	6,398	602,954
CNP Assurances	6,491	95,767
Credit Agricole SA	38,695	325,308
Danone SA	20,166	1,411,276
Dassault Systemes	4,082	307,768
Edenred	6,907	141,429
Eiffage SA	1,921	136,565
Electricite de France SA (L)	9,425	114,281
Engie SA	47,847	768,266
Essilor International SA	7,168	942,088
Eurazeo SA	1,521	90,235
Eutelsat Communications SA	6,171	116,479
Fonciere Des Regions	1,157	102,263
Gecina SA	1,027	139,106
Groupe Eurotunnel SE	16,415	173,387
Hermes International	908	338,484
ICADE	923	64,860
Iliad SA	983	198,433
Imerys SA	1,144	72,994
Ingenico Group SA	1,910	221,379
JCDecaux SA (I)	2,889	97,408
Kering	2,659	428,053
Klepierre	7,623	336,368
L’Oreal SA	8,607	1,647,847
Lagardere SCA	4,134	89,923
Legrand SA, ADR	9,501	486,371
LVMH Moet Hennessy Louis Vuitton SE	9,583	1,444,497
Natixis SA	36,204	136,231
Numericable-SFR SAS	3,352	83,766
Orange SA	67,652	1,100,061
Pernod Ricard SA (L)	7,327	811,222
Peugeot SA (I)	13,635	163,431
Publicis Groupe SA	6,738	450,791
Remy Cointreau SA	873	75,149
Renault SA	6,573	496,247
Rexel SA	10,105	127,045
Safran SA	10,522	708,574
Sanofi	39,907	3,315,597
Schneider Electric SE	18,515	1,080,183
Schneider Electric SE	623	36,288
SCOR SE	4,682	138,424
Societe BIC SA	859	121,029
Societe Generale SA	25,702	804,114
Sodexo SA	2,979	319,140
Suez Environnement Company	10,572	164,898
Technip SA	4,167	225,540
Thales SA	3,762	312,414
TOTAL SA (L)	75,294	3,610,816
Unibail-Rodamco SE	3,397	878,788
Valeo SA	8,319	369,316
Veolia Environnement SA	15,809	341,391
Vinci SA	16,448	1,160,689
Vivendi SA	39,872	745,957
Wendel SA	986	101,937
Zodiac Aerospace	6,450	150,469
		37,618,736

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Germany - 5.7%
adidas AG	6,318	$906,948
Allianz SE	15,520	2,214,053
Axel Springer SE	1,565	82,169
BASF SE	31,265	2,397,371
Bayer AG	28,093	2,821,530
Bayerische Motoren Werke AG	11,379	828,112
Beiersdorf AG	3,496	330,984
Brenntag AG	5,628	272,633
Commerzbank AG	37,619	244,989
Continental AG	3,759	711,306
Covestro AG (S)	2,378	105,917
Daimler AG	32,707	1,957,141
Deutsche Bank AG (I)	47,586	657,790
Deutsche Boerse AG	6,708	551,097
Deutsche Lufthansa AG	9,293	109,263
Deutsche Post AG	33,349	939,529
Deutsche Telekom AG	109,956	1,875,008
Deutsche Wohnen AG	11,387	387,707
E.ON SE	69,335	699,927
Evonik Industries AG	4,913	146,450
Fraport AG Frankfurt Airport
Services Worldwide	1,295	69,336
Fresenius Medical Care AG & Company KGaA	7,543	657,047
Fresenius SE & Company KGaA	13,022	956,828
GEA Group AG	6,518	307,660
Hannover Rueck SE	2,242	234,912
HeidelbergCement AG	4,956	373,347
Henkel AG & Company KGaA	3,682	398,276
HOCHTIEF AG	698	90,120
Hugo Boss AG	2,319	131,840
Infineon Technologies AG	39,273	568,535
K+S AG	6,726	137,697
Lanxess AG	3,216	141,096
Linde AG	6,392	890,643
MAN SE	2,251	229,736
Merck KGaA	4,561	463,596
METRO AG	6,304	193,887
Muenchener Rueckversicherungs-
Gesellschaft AG	5,730	960,897
OSRAM Licht AG	2,942	152,858
ProSiebenSat.1 Media SE	7,728	338,040
RWE AG (I)	18,018	286,942
SAP SE	33,368	2,506,120
Siemens AG	25,671	2,634,400
Symrise AG	4,236	288,944
Telefonica Deutschland Holding AG	27,806	114,536
ThyssenKrupp AG	13,161	264,542
TUI AG	17,680	201,234
United Internet AG	4,503	187,186
Volkswagen AG	1,244	164,909
Vonovia SE	16,239	592,953
Zalando SE (I)	2,963	78,420
		32,856,461
Greece - 0.1%
Alpha Bank AE (I)	53,207	99,698
Eurobank Ergasias SA (I)	62,351	39,470
FF Group (I)	1,869	34,981
Hellenic Telecommunications Organization SA	8,503	77,690
JUMBO SA (I)	5,651	74,343
National Bank of Greece SA (I)	184,167	40,858
OPAP SA	8,113	56,544
Piraeus Bank SA (I)	219,791	41,015

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Greece (continued)
Titan Cement Company SA	2,489	$51,353
		515,952
Hong Kong - 3.2%
AIA Group, Ltd.	404,200	2,430,748
Alibaba Health Information Technology, Ltd. (I)	84,000	61,998
Alibaba Pictures Group, Ltd. (I)	350,000	81,902
ASM Pacific Technology, Ltd.	6,500	46,738
Beijing Enterprises Holdings, Ltd.	19,786	112,170
Beijing Enterprises Water Group, Ltd.	152,000	92,050
BOC Hong Kong Holdings, Ltd.	126,828	382,178
Brilliance China Automotive Holdings, Ltd.	94,000	97,053
Cathay Pacific Airways, Ltd.	31,782	46,626
Cheung Kong Infrastructure Holdings, Ltd.	18,772	161,853
Cheung Kong Property Holdings, Ltd.	92,665	583,850
China Everbright International, Ltd.	86,000	96,161
China Everbright, Ltd.	32,216	62,509
China Gas Holdings, Ltd.	74,000	113,270
China Jinmao Holdings Group, Ltd.	74,000	20,939
China Merchants Holdings
International Company, Ltd.	39,650	106,143
China Mobile, Ltd.	206,030	2,380,515
China Overseas Land & Investment, Ltd.	142,882	455,487
China Power International Development, Ltd.	111,000	40,974
China Resources Beer Holdings Company, Ltd.	49,484	108,159
China Resources Gas Group, Ltd.	18,000	54,741
China Resources Land, Ltd.	110,964	261,481
China Resources Power
Holdings Company, Ltd.	68,244	102,417
China State Construction
International Holdings, Ltd.	42,000	55,729
China Taiping Insurance
Holdings Company, Ltd. (I)	60,500	113,853
China Unicom Hong Kong, Ltd.	165,982	173,076
CITIC, Ltd.	149,967	219,226
CK Hutchison Holdings, Ltd.	92,663	1,019,336
CLP Holdings, Ltd.	54,900	560,814
COSCO Pacific, Ltd.	89,683	89,542
First Pacific Company, Ltd.	92,250	66,973
Galaxy Entertainment Group, Ltd.	78,000	233,378
GCL-Poly Energy Holdings, Ltd.	161,000	21,161
Guangdong Investment, Ltd.	99,220	151,467
Haier Electronics Group Company, Ltd.	37,000	56,533
Hanergy Thin Film Power Groupd, Ltd. (I)	428,695	11,880
Hang Lung Properties, Ltd.	88,326	178,445
Hang Seng Bank, Ltd.	27,019	463,452
Henderson Land Development Company, Ltd.	45,112	254,827
HK Electric Investments & HK
Electric Investments, Ltd. (S)	88,500	82,581
HKT Trust & HKT, Ltd.	89,233	128,711
Hong Kong & China Gas Company, Ltd.	269,815	493,012
Hong Kong Exchanges and Clearing, Ltd.	39,916	972,576
Hongkong Land Holdings, Ltd.	39,000	238,690
Hysan Development Company, Ltd.	24,415	108,879
Jardine Matheson Holdings, Ltd.	8,400	491,095
Kerry Properties, Ltd.	21,438	53,077
Kunlun Energy Company, Ltd.	118,000	98,198
Li & Fung Ltd.	211,600	102,604
Link REIT	77,244	528,210
Melco Crown Entertainment, Ltd., ADR	6,385	80,323
MTR Corp., Ltd.	50,646	256,940
New World Development Company, Ltd.	142,666	145,286
Nine Dragons Paper Holdings, Ltd.	81,000	62,102
Noble Group, Ltd. (I)	116,038	17,572

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
NWS Holdings, Ltd.	55,189	$87,357
PCCW, Ltd.	181,876	122,212
Power Assets Holdings, Ltd.	49,082	451,286
Shanghai Industrial Holdings, Ltd.	33,930	77,137
Shangri-La Asia, Ltd.	70,102	70,383
Shimao Property Holdings, Ltd.	64,000	81,370
Sino Biopharmaceutical, Ltd.	96,000	63,007
Sino Land Company, Ltd.	133,911	220,483
SJM Holdings, Ltd.	83,000	50,821
Sun Art Retail Group, Ltd.	86,000	60,474
Sun Hung Kai Properties, Ltd.	48,130	580,876
Swire Pacific, Ltd., Class A	22,163	250,469
Swire Properties, Ltd.	43,628	116,243
Techtronic Industries Company, Ltd.	49,000	204,624
The Bank of East Asia, Ltd.	50,407	194,934
The Wharf Holdings, Ltd.	46,876	286,062
WH Group, Ltd. (S)	125,803	99,635
Wheelock & Company, Ltd.	35,000	164,418
Yue Yuen Industrial Holdings, Ltd.	20,067	79,532
		18,690,833
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC	1,549	89,673
OTP Bank PLC	9,034	202,157
Richter Gedeon Nyrt	4,794	95,353
		387,183
India - 1.8%
Adani Ports and Special Economic Zone, Ltd.	28,840	88,828
Ambuja Cements, Ltd.	22,913	87,144
Asian Paints, Ltd.	10,113	149,689
Aurobindo Pharma, Ltd.	9,153	100,905
Axis Bank, Ltd.	19,898	158,113
Bajaj Auto, Ltd.	2,923	117,164
Bajaj Finance, Ltd.	542	64,231
Bharti Airtel, Ltd.	42,144	227,882
Bharti Infratel, Ltd.	16,512	84,891
Bosch, Ltd.	253	84,862
Cipla, Ltd.	12,134	90,276
Coal India, Ltd.	24,417	113,547
Dabur India, Ltd.	17,709	80,999
Dr. Reddy’s Laboratories, Ltd., ADR (L)	6,754	346,007
Eicher Motors, Ltd.	425	120,946
GAIL India, Ltd., GDR	2,500	80,622
GAIL India, Ltd., GDR	300	9,675
Godrej Consumer Products, Ltd.	3,999	95,251
HCL Technologies, Ltd.	19,756	214,223
Hero MotoCorp, Ltd.	1,675	78,554
Hindustan Unilever, Ltd.	25,000	333,222
Housing Development Finance Corp. Ltd.	50,347	937,244
ICICI Bank, Ltd., ADR	47,330	339,829
Idea Cellular, Ltd.	42,286	66,945
Indiabulls Housing Finance, Ltd.	10,065	100,760
Infosys, Ltd., ADR	66,848	1,193,237
ITC, Ltd.	65,000	356,447
Larsen & Toubro, Ltd.	11,107	247,619
LIC Housing Finance, Ltd.	9,991	73,572
Lupin, Ltd.	7,740	177,657
Mahindra & Mahindra, Ltd., GDR	11,560	246,248
Maruti Suzuki India, Ltd.	3,626	226,088
Nestle India, Ltd.	776	75,321
NTPC, Ltd.	55,338	127,898
Oil & Natural Gas Corp., Ltd.	29,798	95,921
Reliance Capital, Ltd., GDR (L)(S)	4,327	25,628

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
Reliance Industries, Ltd., GDR (S)	28,620	$817,144
Shriram Transport Finance Company, Ltd.	4,949	88,411
State Bank of India, GDR	5,224	165,676
Sun Pharmaceutical Industries, Ltd.	29,657	336,879
Tata Consultancy Services, Ltd.	14,500	548,450
Tata Motors, Ltd., ADR	16,666	577,810
Tata Steel, Ltd., GDR	11,000	51,945
Tech Mahindra, Ltd.	7,790	58,881
UltraTech Cement, Ltd., GDR	1,026	51,851
United Spirits, Ltd. (I)	2,025	74,710
UPL, Ltd.	10,066	82,543
Vedanta, Ltd., ADR	9,500	74,765
Wipro Ltd., ADR (L)	32,749	404,778
Zee Entertainment Enterprises, Ltd.	20,071	136,044
		10,487,332
Indonesia - 0.6%
Adaro Energy Tbk PT	315,000	20,471
Astra International Tbk PT	679,000	382,794
Bank Central Asia Tbk PT	428,500	433,881
Bank Danamon Indonesia Tbk PT	200,286	53,815
Bank Mandiri Persero Tbk PT	357,837	258,951
Bank Negara Indonesia Persero Tbk PT	276,500	109,574
Bank Rakyat Indonesia Persero Tbk PT	386,000	317,613
Berlian Laju Tanker Tbk PT (I)	128,000	0
Charoen Pokphand Indonesia Tbk PT	276,000	79,008
Gudang Garam Tbk PT	26,000	136,037
Hanjaya Mandala Sampoerna Tbk PT	362,500	104,360
Indocement Tunggal Prakarsa Tbk PT	53,500	68,803
Indofood Sukses Makmur Tbk PT	147,500	81,157
Kalbe Farma Tbk PT	855,000	99,499
Matahari Department Store Tbk PT	88,500	134,884
Perusahaan Gas Negara Persero Tbk PT	480,500	85,677
Semen Indonesia Persero Tbk PT	111,000	79,063
Telekomunikasi Indonesia Persero Tbk PT	1,932,500	587,955
Telekomunikasi Indonesia Persero Tbk
PT, ADR	179	11,001
Unilever Indonesia Tbk PT	66,500	227,279
United Tractors Tbk PT	92,779	104,680
		3,376,502
Ireland - 0.9%
AerCap Holdings NV (I)	5,714	191,933
Bank of Ireland (I)	853,254	173,840
CRH PLC (I)	27,963	814,855
DCC PLC	2,971	261,448
Experian PLC	33,441	634,448
Irish Bank Resolution Corp., Ltd (I)	38,483	0
James Hardie Industries PLC	16,532	256,038
Kerry Group PLC, Class A	5,738	508,898
Paddy Power Betfair PLC	2,701	283,867
Ryanair Holdings PLC, ADR	1,872	130,179
Shire PLC	30,304	1,872,873
		5,128,379
Israel - 0.5%
Azrieli Group, Ltd.	1,424	60,555
Bank Hapoalim BM	44,835	225,874
Bank Leumi Le-Israel BM (I)	54,437	191,137
Bezeq The
Israeli Telecommunication Corp., Ltd.	65,229	129,214
Check Point Software Technologies, Ltd. (I)	4,402	350,751
Israel Chemicals, Ltd.	16,931	65,964
Mizrahi Tefahot Bank, Ltd.	5,543	63,915

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Mobileye NV (I)(L)	5,885	$271,525
NICE Systems, Ltd.	1,954	124,339
Taro Pharmaceutical Industries, Ltd. (I)(L)	503	73,237
Teva Pharmaceutical Industries, Ltd.	29,726	1,504,440
		3,060,951
Italy - 1.2%
Assicurazioni Generali SpA	40,662	479,504
Atlantia SpA	14,314	357,636
Enel SpA	253,630	1,125,982
Eni SpA	83,821	1,350,125
EXOR SpA	3,038	112,150
Ferrari NV	3,118	128,002
Intesa Sanpaolo SpA	418,527	797,177
Intesa Sanpaolo SpA	42,950	76,889
Leonardo-Finmeccanica SpA (I)	12,314	124,528
Luxottica Group SpA	5,802	282,777
Mediobanca SpA	18,489	106,530
Poste Italiane SpA (S)	17,531	116,405
Prysmian SpA	7,382	162,029
Rizzoli Corriere Della Sera
Mediagroup SpA (I)	2,112	1,892
Saipem SpA (I)	230,092	91,998
Snam SpA	82,228	491,596
Telecom Italia SpA (I)	379,537	311,719
Telecom Italia SpA (I)	233,394	150,161
Terna Rete Elettrica Nazionale SpA	57,188	318,259
UniCredit SpA	166,656	366,520
Unione di Banche Italiane SpA	27,462	75,838
UnipolSai SpA	31,557	47,624
		7,075,341
Japan - 16.2%
ABC-Mart, Inc.	700	46,978
Acom Company, Ltd. (I)	10,000	48,445
Aeon Company, Ltd.	22,200	344,690
AEON Financial Service Company, Ltd	2,700	58,463
Aeon Mall Company, Ltd.	3,300	43,177
Air Water, Inc.	5,000	73,569
Aisin Seiki Company, Ltd.	6,300	256,620
Ajinomoto Company, Inc.	20,000	471,219
Alfresa Holdings Corp.	5,200	108,639
Alps Electric Company, Ltd.	6,100	115,890
Amada Company, Ltd.	12,000	121,826
ANA Holdings, Inc.	34,000	96,887
Aozora Bank, Ltd.	39,000	135,291
Asahi Glass Company, Ltd.	30,000	162,807
Asahi Group Holdings, Ltd.	13,300	430,053
Asahi Kasei Corp.	46,000	320,116
Asics Corp.	5,900	99,680
Astellas Pharma, Inc.	72,600	1,138,538
Bandai Namco Holdings, Inc.	6,199	159,975
Benesse Holdings, Inc.	2,400	56,342
Bridgestone Corp.	22,300	716,654
Brother Industries, Ltd.	9,200	98,682
Calbee, Inc.	2,500	104,590
Canon, Inc.	36,600	1,044,938
Casio Computer Company, Ltd.	6,700	96,482
Central Japan Railway Company	4,900	871,531
Chubu Electric Power Company, Inc.	21,100	300,275
Chugai Pharmaceutical Company, Ltd.	7,000	249,468
Concordia Financial Group, Ltd. (I)	35,000	135,167
Credit Saison Company, Ltd.	5,000	83,992
Dai Nippon Printing Company, Ltd.	20,000	222,899

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Daicel Corp.	10,034	$103,973
Daihatsu Motor Company, Ltd.	8,000	104,208
Daiichi Sankyo Company, Ltd.	21,400	519,915
Daikin Industries Ltd.	8,100	680,763
Daito Trust Construction Company, Ltd.	2,600	422,142
Daiwa House Industry Company, Ltd.	19,000	557,973
Daiwa Securities Group, Inc.	52,900	278,697
Denso Corp.	15,900	559,447
Dentsu, Inc.	7,600	356,256
Don Quijote Holdings Company, Ltd.	3,700	137,502
East Japan Railway Company	11,500	1,065,743
Eisai Company, Ltd.	8,700	485,774
Electric Power Development Company, Ltd.	4,600	107,172
FamilyMart Company, Ltd.	1,700	103,600
FANUC Corp.	6,600	1,073,643
Fast Retailing Company, Ltd.	1,800	483,265
Fuji Electric Company, Ltd.	17,000	70,780
Fuji Heavy Industries, Ltd.	19,200	659,969
FUJIFILM Holdings Corp.	14,700	570,366
Fujitsu, Ltd.	59,000	216,962
Fukuoka Financial Group, Inc.	29,000	95,620
GungHo Online Entertainment, Inc. (L)	13,000	35,225
Hakuhodo DY Holdings, Inc.	9,900	118,660
Hamamatsu Photonics KK	5,400	151,519
Hankyu Hanshin Holdings, Inc.	36,000	268,436
Hikari Tsushin, Inc.	700	58,641
Hino Motors, Ltd.	10,000	99,600
Hirose Electric Company, Ltd.	865	106,366
Hisamitsu Pharmaceutical Company, Inc.	2,400	138,387
Hitachi Chemical Company, Ltd.	3,700	69,103
Hitachi Construction Machinery Company, Ltd.	4,100	59,844
Hitachi High-Technologies Corp.	3,200	87,577
Hitachi Metals, Ltd.	9,000	91,433
Hitachi, Ltd.	166,000	695,516
Hokuriku Electric Power Company	6,300	78,064
Honda Motor Company, Ltd.	55,700	1,397,249
Hoshizaki Electric Company, Ltd.	1,400	137,052
Hoya Corp.	14,400	514,310
Hulic Company, Ltd.	9,000	94,838
Idemitsu Kosan Company, Ltd.	2,800	60,788
IHI Corp.	44,000	118,602
Iida Group Holdings Company, Ltd.	5,000	102,395
Inpex Corp.	31,000	242,439
Isetan Mitsukoshi Holdings, Ltd.	12,219	108,759
Isuzu Motors, Ltd.	18,300	225,401
ITOCHU Corp.	53,200	650,807
J Front Retailing Company, Ltd.	9,000	93,315
Japan Airlines Company, Ltd.	4,000	128,690
Japan Airport Terminal Company, Ltd.	1,500	54,422
Japan Exchange Group, Inc.	20,000	230,270
Japan Post Bank Company, Ltd.	14,000	164,621
Japan Post Holdings Company, Ltd.	15,000	182,481
Japan Prime Realty Investment Corp.	28	120,153
Japan Real Estate Investment Corp.	42	259,416
Japan Retail Fund Investment Corp.	93	237,472
Japan Tobacco, Inc.	37,100	1,495,212
JFE Holdings, Inc.	15,400	200,896
JGC Corp.	7,000	100,209
JSR Corp.	6,500	86,080
JTEKT Corp.	7,300	82,742
JX Holdings, Inc.	71,011	277,179
Kajima Corp.	33,000	229,242
Kakaku.com, Inc.	5,000	99,348

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kamigumi Company, Ltd.	9,000	$83,185
Kaneka Corp.	11,829	78,926
Kansai Electric Power Company, Inc. (I)	24,500	238,612
Kansai Paint Company, Ltd.	7,000	141,328
Kao Corp.	17,400	1,013,414
Kawasaki Heavy Industries, Ltd.	50,000	140,982
KDDI Corp.	63,200	1,921,895
Keihan Electric Railway Company, Ltd.	17,000	117,799
Keikyu Corp.	18,000	181,136
Keio Corp.	20,000	188,657
Keisei Electric Railway Company, Ltd.	8,000	103,118
Keyence Corp.	1,599	1,091,043
Kikkoman Corp.	5,000	184,500
Kintetsu Group Holdings Company, Ltd.	62,000	265,325
Kirin Holdings Company, Ltd.	27,500	463,820
Kobe Steel, Ltd.	105,000	86,297
Koito Manufacturing Company, Ltd.	4,000	184,178
Komatsu, Ltd.	31,700	550,682
Konami Holdings Corp.	3,700	141,154
Konica Minolta, Inc.	14,500	105,626
Kose Corp.	1,000	84,740
Kubota Corp.	38,700	523,430
Kuraray Company, Ltd.	13,200	157,496
Kurita Water Industries Ltd.	4,400	98,084
Kyocera Corp.	10,400	494,861
Kyowa Hakko Kirin Company, Ltd.	9,473	161,569
Kyushu Electric Power Company, Inc.	16,300	163,479
Kyushu Financial Group, Inc.	14,000	69,393
Lawson, Inc.	2,100	167,653
LIXIL Group Corp.	8,700	142,870
M3, Inc.	7,400	258,260
Mabuchi Motor Company, Ltd.	1,600	67,768
Makita Corp.	3,900	258,949
Marubeni Corp.	60,000	271,064
Marui Group Company, Ltd.	7,600	102,310
Maruichi Steel Tube, Ltd.	1,200	41,940
Mazda Motor Corp.	18,600	246,139
McDonald’s Holdings Company Japan, Ltd.	2,600	70,623
Medipal Holdings Corp.	5,490	90,260
MEIJI Holdings Company, Ltd.	4,000	411,021
Minebea Company, Ltd.	11,000	74,733
Miraca Holdings, Inc.	2,300	99,747
Mitsubishi Chemical Holdings Corp.	42,600	195,278
Mitsubishi Corp.	50,700	892,692
Mitsubishi Electric Corp.	67,000	799,870
Mitsubishi Estate Company, Ltd.	43,000	788,740
Mitsubishi Gas & Chemicals Company, Inc.	14,829	77,362
Mitsubishi Heavy Industries, Ltd.	105,000	422,228
Mitsubishi Logistics Corp.	5,943	83,144
Mitsubishi Materials Corp.	39,000	93,380
Mitsubishi Motors Corp.	24,700	114,023
Mitsubishi Tanabe Pharma Corp.	7,000	126,477
Mitsubishi UFJ Financial Group, Inc.	434,700	1,948,696
Mitsubishi UFJ Lease &
Finance Company, Ltd.	17,600	67,629
Mitsui & Company, Ltd.	58,200	694,744
Mitsui Chemicals, Inc	25,000	91,869
Mitsui Fudosan Company, Ltd.	31,000	711,474
Mitsui OSK Lines, Ltd.	47,000	99,946
Mixi, Inc.	1,800	74,422
Mizuho Financial Group, Inc.	810,200	1,165,926
MS&AD Insurance Group Holdings, Inc.	17,100	443,063
Murata Manufacturing Company, Ltd.	6,700	751,168

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nabtesco Corp.	3,900	$93,055
Nagoya Railroad Co Ltd.	30,000	169,033
NEC Corp.	95,000	221,337
Nexon Company, Ltd.	4,100	60,680
NGK Insulators, Ltd.	9,000	181,955
NGK Spark Plug Company, Ltd.	6,800	102,645
NH Foods, Ltd.	5,238	128,300
NHK Spring Company, Ltd.	4,600	37,333
Nidec Corp.	7,800	593,760
Nikon Corp.	12,400	167,894
Nintendo Company, Ltd.	3,600	517,317
Nippon Building Fund, Inc.	48	295,682
Nippon Electric Glass Company, Ltd.	14,000	58,443
Nippon Express Company, Ltd.	30,000	137,091
Nippon Paint Holdings Company, Ltd.	6,000	148,331
Nippon Prologis REIT, Inc.	60	146,579
Nippon Steel & Sumitomo Metal Corp.	26,500	513,030
Nippon Telegraph & Telephone Corp.	23,200	1,087,962
Nippon Yusen KK	55,000	96,758
Nissan Motor Company, Ltd.	85,300	761,244
Nisshin Seifun Group, Inc.	7,400	118,954
Nissin Foods Holdings Company, Ltd.	2,200	120,144
Nitori Holdings Company, Ltd.	2,600	315,339
Nitto Denko Corp.	5,300	336,201
NOK Corp.	3,800	64,621
Nomura Holdings, Inc.	125,400	445,993
Nomura Real Estate Holdings, Inc.	4,500	78,634
Nomura Real Estate Master Fund, Inc.	121	191,279
Nomura Research Institute, Ltd.	4,620	169,440
NSK, Ltd.	17,815	130,405
NTT Data Corp.	4,500	212,528
NTT DOCOMO, Inc.	48,900	1,318,762
NTT Urban Development Corp.	2,200	23,651
Obayashi Corp.	22,000	234,232
OBIC Company, Ltd.	2,200	121,102
Odakyu Electric Railway Company, Ltd.	23,000	269,697
Oji Holdings Corp.	30,000	115,170
Olympus Corp.	9,000	336,074
Omron Corp.	7,100	231,749
Ono Pharmaceutical Company, Ltd.	14,500	631,636
Oracle Corp. Japan	1,500	79,985
ORIX Corp.	45,900	593,967
Osaka Gas Company, Ltd.	69,000	265,270
Otsuka Corp.	2,200	102,875
Otsuka Holdings Company, Ltd.	13,600	626,727
Panasonic Corp.	72,100	620,315
Park24 Company, Ltd.	3,300	113,403
Pola Orbis Holdings, Inc.	800	75,288
Rakuten, Inc.	32,500	352,733
Recruit Holdings Company, Ltd.	9,000	328,807
Resona Holdings, Inc.	70,300	256,940
Ricoh Company, Ltd.	24,000	208,044
Rinnai Corp.	1,200	106,036
Rohm Company, Ltd.	2,900	114,463
Ryohin Keikaku Company, Ltd.	800	194,958
Sankyo Company, Ltd.	1,900	71,237
Santen Pharmaceutical Company, Ltd.	14,000	220,041
SBI Holdings, Inc.	8,013	79,794
Secom Company, Ltd.	6,800	502,743
Sega Sammy Holdings, Inc.	6,900	74,314
Seibu Holdings, Inc.	4,000	67,749
Seiko Epson Corp.	9,400	150,697
Sekisui Chemical Company, Ltd.	12,600	155,242

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sekisui House, Ltd.	20,000	$350,242
Seven & I Holdings Company, Ltd.	25,900	1,085,938
Seven Bank Ltd.	20,400	63,320
Shikoku Electric Power Company, Inc.	6,400	75,810
Shimadzu Corp.	9,000	135,300
Shimamura Company, Ltd.	700	104,151
Shimano, Inc.	2,600	397,534
Shimizu Corp.	20,000	187,380
Shin-Etsu Chemical Company, Ltd.	13,000	761,650
Shinsei Bank, Ltd.	69,000	100,532
Shionogi & Company, Ltd.	10,300	563,061
Shiseido Company, Ltd.	12,400	323,116
Showa Shell Sekiyu KK	6,845	63,889
SMC Corp.	1,900	467,450
SoftBank Group Corp.	32,800	1,854,908
Sohgo Security Services Company, Ltd.	2,100	103,814
Sompo Japan Nipponkoa Holdings, Inc.	11,500	306,040
Sony Corp.	43,300	1,275,704
Sony Financial Holdings, Inc.	5,800	65,580
Stanley Electric Company, Ltd.	4,500	96,103
Start Today Company, Ltd.	2,000	105,717
Sumitomo Chemical Company, Ltd.	49,000	202,177
Sumitomo Corp.	35,900	361,868
Sumitomo Dainippon Pharma Company, Ltd.	7,200	124,796
Sumitomo Electric Industries, Ltd.	26,500	350,739
Sumitomo Heavy Industries, Ltd.	20,010	87,902
Sumitomo Metal Mining Company, Ltd.	17,000	172,931
Sumitomo Mitsui Financial Group, Inc.	43,600	1,258,953
Sumitomo Mitsui Trust Holdings, Inc.	117,000	380,696
Sumitomo Realty &
Development Company, Ltd.	12,000	325,408
Sumitomo Rubber Industries, Ltd.	7,100	95,054
Sundrug Company, Ltd.	1,200	112,674
Suntory Beverage & Food, Ltd.	5,000	226,256
Suruga Bank, Ltd.	6,000	135,595
Suzuken Company, Ltd.	2,640	83,097
Suzuki Motor Corp.	13,000	352,013
Sysmex Corp.	4,800	330,521
T&D Holdings, Inc.	18,800	159,650
Taiheiyo Cement Corp.	42,000	99,480
Taisei Corp.	37,000	304,018
Taisho Pharmaceutical Holdings Company, Ltd.	1,200	126,276
Taiyo Nippon Sanso Corp.	7,100	65,256
Takashimaya Company, Ltd.	11,181	80,084
Takeda Pharmaceutical Company, Ltd.	23,900	1,030,764
TDK Corp.	4,000	223,905
Teijin, Ltd.	32,000	106,034
Terumo Corp.	10,500	448,091
The Bank of Kyoto, Ltd.	13,000	79,738
The Chiba Bank, Ltd.	22,000	103,967
The Chugoku Bank, Ltd.	6,000	61,220
The Chugoku Electric Power Company, Inc.	8,600	109,333
The Dai-ichi Life Insurance Company, Ltd.	37,100	415,312
The Hachijuni Bank, Ltd.	13,000	56,619
The Hiroshima Bank, Ltd.	14,000	46,779
The Iyo Bank, Ltd.	10,000	61,247
The Joyo Bank, Ltd.	23,000	85,984
The Oriental Land Company, Ltd.	6,900	446,771
The Shizuoka Bank, Ltd.	17,000	119,725
The Yokohama Rubber Company, Ltd.	5,000	62,710
THK Company, Ltd.	4,000	68,178
Tobu Railway Company, Ltd.	40,000	219,541
Toho Company, Ltd.	4,567	126,466

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Toho Gas Company, Ltd.	14,000	$114,558
Tohoku Electric Power Company, Inc.	13,800	174,163
Tokio Marine Holdings, Inc.	23,300	775,682
Tokyo Electric Power Company, Inc. (I)	45,400	192,271
Tokyo Electron, Ltd.	5,800	490,150
Tokyo Gas Company, Ltd.	78,000	322,043
Tokyo Tatemono Company, Ltd.	7,500	89,942
Tokyu Corp.	39,000	342,408
Tokyu Fudosan Holdings Corp.	15,000	93,578
TonenGeneral Sekiyu KK	10,000	91,095
Toppan Printing Company, Ltd.	16,000	137,580
Toray Industries, Inc.	49,000	418,112
Toshiba Corp. (I)	138,000	375,912
TOTO Ltd.	4,500	179,817
Toyo Seikan Group Holdings, Ltd.	4,800	91,719
Toyo Suisan Kaisha, Ltd.	2,500	101,408
Toyoda Gosei Company, Ltd.	2,466	43,918
Toyota Industries Corp.	5,100	202,775
Toyota Motor Corp.	89,600	4,417,149
Toyota Tsusho Corp.	7,900	170,082
Trend Micro, Inc.	4,000	143,056
Tsuruha Holdings, Inc.	1,200	145,306
Unicharm Corp.	12,900	289,832
United Urban Investment Corp.	85	153,116
USS Company, Ltd.	7,770	128,412
West Japan Railway Company	5,300	335,879
Yahoo Japan Corp.	52,400	232,361
Yakult Honsha Company, Ltd.	2,843	147,760
Yamada Denki Company, Ltd.	19,300	101,881
Yamaguchi Financial Group, Inc.	7,000	66,194
Yamaha Corp.	6,700	180,588
Yamaha Motor Company, Ltd.	8,100	123,563
Yamato Holdings Company, Ltd.	10,600	243,387
Yamazaki Baking Company, Ltd.	4,000	111,671
Yaskawa Electric Corp.	9,000	117,508
Yokogawa Electric Corp.	7,686	86,676
		93,172,896
Jersey, Channel Islands - 0.1%
Randgold Resources Ltd.	3,515	394,446
Jordan - 0.0%
Hikma Pharmaceuticals PLC	4,820	158,728
Luxembourg - 0.2%
ArcelorMittal (I)	61,972	282,544
Millicom International Cellular SA	1,809	110,963
RTL Group SA	1,422	116,134
SES SA	11,632	249,014
Tenaris SA	16,418	237,292
		995,947
Macau - 0.1%
MGM China Holdings, Ltd.	35,912	46,890
Sands China, Ltd.	88,800	300,492
Wynn Macau, Ltd.	61,415	88,995
		436,377
Malaysia - 0.7%
AirAsia BHD	21,700	14,050
Alliance Financial Group BHD	53,600	53,661
AMMB Holdings BHD	59,087	65,210
Astro Malaysia Holdings BHD	78,000	56,711
Axiata Group BHD	94,228	131,883
Berjaya Sports Toto BHD	11,624	8,765
British American Tobacco Malaysia BHD	4,300	56,238

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
CIMB Group Holdings BHD	100,106	$108,886
Dialog Group BHD	166,000	63,547
DiGi.Com BHD	110,800	131,505
Felda Global Ventures Holdings BHD	39,000	14,662
Gamuda BHD	62,000	74,804
Genting BHD	72,900	148,490
Genting Malaysia BHD	105,700	116,869
Genting Plantations BHD	15,000	39,593
Hong Leong Bank BHD	23,269	76,327
Hong Leong Financial Group BHD	6,104	22,274
IHH Healthcare BHD	71,800	117,630
IJM Corp. BHD	87,420	75,719
IOI Corp. BHD	114,466	123,004
IOI Properties Group BHD	66,770	38,969
Kuala Lumpur Kepong BHD	17,150	99,188
Lafarge Malaysia BHD	9,360	18,179
Malayan Banking BHD	115,622	233,886
Malaysia Airports Holdings BHD	34,427	52,368
Maxis BHD	67,200	98,260
MISC BHD	26,280	48,675
Petronas Chemicals Group BHD	99,800	163,881
Petronas Dagangan BHD	12,200	70,763
Petronas Gas BHD	21,200	116,043
PPB Group BHD	17,700	72,717
Public Bank BHD	97,378	469,212
RHB Capital BHD	29,167	37,105
SapuraKencana Petroleum BHD	80,300	29,508
Sime Darby BHD	105,296	198,383
Telekom Malaysia BHD	42,705	71,879
Tenaga Nasional BHD	124,350	435,403
UMW Holdings BHD	25,500	36,342
YTL Corp. BHD	153,792	63,832
YTL Power International BHD	51,383	17,969
		3,872,390
Malta - 0.0%
BGP Holdings PLC (I)	271,827	16,290
Brait SE (I)	14,080	134,216
		150,506
Mexico - 0.9%
Alfa SAB de CV, Class A	97,680	167,924
America Movil SAB de CV, Series L	1,035,132	636,393
Arca Continental SAB de CV	16,000	114,829
Cemex SAB de CV (I)	470,528	291,079
Coca-Cola Femsa SAB de CV, Series L	15,312	126,884
El Puerto de Liverpool SAB de CV	7,600	80,412
Fibra Uno Administracion SA de CV	89,000	189,610
Fomento Economico Mexicano SAB de CV	59,520	551,069
Fresnillo PLC	7,504	165,250
Gentera SAB de CV	28,000	50,157
Gruma SAB de CV, Class B	6,000	86,312
Grupo Aeroportuario del Pacifico SAB de CV,
B Shares	8,400	86,354
Grupo Aeroportuario del Sureste SAB de CV,
B Shares	5,700	90,826
Grupo Bimbo SAB de CV, Series A	60,384	189,384
Grupo Carso SAB de CV, Series A1	17,777	76,504
Grupo Comercial Chedraui SA de CV	17,100	42,632
Grupo Financiero Banorte SAB de CV, Series O	80,262	448,579
Grupo Financiero Inbursa SAB de CV, Series O	86,738	147,500
Grupo Financiero Santander Mexico SAB
de CV, Class B	65,000	117,965
Grupo Lala SAB de CV	27,400	60,412

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Mexico SAB de CV, Series B	132,866	$311,334
Grupo Televisa SAB	78,626	409,977
Industrias Penoles SAB de CV	4,883	116,580
Kimberly-Clark de Mexico SAB
de CV, Class A	56,178	132,713
Mexichem SAB de CV	31,640	66,698
OHL Mexico SAB de CV (I)	27,000	33,081
Promotora y Operadora de Infraestructura
SAB de CV	9,800	120,618
Wal-Mart de Mexico SAB de CV	168,288	404,829
		5,315,905
Netherlands - 3.0%
ABN AMRO Group NV (S)	7,886	129,652
Aegon NV (L)	66,765	264,546
Akzo Nobel NV	8,736	542,690
Altice NV, Class A (I)	13,549	202,307
Altice NV, Class B (I)	3,193	48,106
ASML Holding NV	11,890	1,170,436
Boskalis Westminster NV	3,554	121,272
Gemalto NV	2,994	181,389
Heineken Holding NV	3,458	280,174
Heineken NV	7,902	724,789
ING Groep NV	132,152	1,367,239
Koninklijke Ahold NV	28,617	631,940
Koninklijke DSM NV	6,738	388,720
Koninklijke KPN NV	114,399	407,770
Koninklijke Philips NV	33,930	842,698
Koninklijke Vopak NV	2,830	140,877
NN Group NV	11,063	304,548
NXP Semiconductors NV (I)	9,869	773,137
OCI NV (I)	3,633	49,216
QIAGEN NV (I)	8,422	183,535
Randstad Holding NV	4,700	187,958
Royal Dutch Shell PLC, A Shares	143,885	3,951,845
Royal Dutch Shell PLC, B Shares	128,262	3,543,715
Steinhoff International Holdings NV	97,104	557,054
Wolters Kluwer NV	10,629	430,383
		17,425,996
New Zealand - 0.1%
Auckland International Airport, Ltd.	32,864	152,880
Contact Energy, Ltd.	8,664	32,165
Fletcher Building, Ltd.	23,909	147,065
Meridian Energy, Ltd.	43,320	81,756
Mighty River Power, Ltd.	24,155	52,131
Ryman Healthcare, Ltd.	12,940	86,370
Spark New Zealand, Ltd.	63,312	160,917
		713,284
Norway - 0.5%
DNB ASA	34,358	411,258
Gjensidige Forsikring ASA	6,934	115,527
Marine Harvest ASA (I)	12,838	216,542
Norsk Hydro ASA	44,388	162,497
Orkla ASA	27,353	243,265
Schibsted ASA, A Shares	2,593	77,727
Schibsted ASA, B Shares	3,056	87,432
Statoil ASA (L)	40,338	696,979
Telenor ASA	26,027	430,825
Yara International ASA	6,981	221,764
		2,663,816
Peru - 0.1%
Cia de Minas Buenaventura SAA (I)	2,364	28,250

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Peru (continued)
Credicorp, Ltd.	2,134	$329,340
Southern Copper Corp. (L)	4,674	126,105
		483,695
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	85,070	141,256
Aboitiz Power Corp.	72,200	70,873
Ayala Corp.	7,160	129,560
Ayala Land, Inc.	253,800	210,534
Bank of the Philippine Islands	29,885	61,881
BDO Unibank, Inc.	64,484	154,057
Energy Development Corp.	244,436	28,849
Globe Telecom, Inc.	970	49,034
GT Capital Holdings, Inc.	3,100	95,300
JG Summit Holdings, Inc.	85,100	155,466
Jollibee Foods Corp.	18,900	97,473
Megaworld Corp.	564,000	56,118
Metropolitan Bank & Trust Company	46,417	89,400
Philippine Long Distance Telephone Company	3,730	170,487
Security Bank Corp.	15,170	62,060
SM Investments Corp.	5,535	114,428
SM Prime Holdings, Inc.	241,744	141,227
Universal Robina Corp.	30,280	134,298
		1,962,301
Poland - 0.3%
Alior Bank SA (I)	4,231	56,311
Bank Handlowy w Warszawie SA	1,164	21,202
Bank Millennium SA (I)	12,341	14,661
Bank Pekao SA	4,928	172,058
Bank Zachodni WBK SA	1,033	69,079
Boryszew SA	2,380	3,341
CCC SA	1,215	49,377
Cyfrowy Polsat SA (I)	6,360	35,581
Enea SA	3,933	9,888
Energa SA	7,178	17,348
Eurocash SA	2,447	28,673
Grupa Lotos SA (I)	3,293	25,473
KGHM Polska Miedz SA	5,681	95,877
LPP SA (L)	42	53,885
mBank (I)	525	41,300
Orange Polska SA	26,179	33,758
PGE Polska Grupa Energetyczna SA	26,654	80,286
Polski Koncern Naftowy Orlen SA	11,432	200,809
Polskie Gornictwo Naftowe i Gazownictwo SA	63,078	89,926
Powszechna Kasa Oszczednosci
Bank Polski SA	30,479	180,660
Powszechny Zaklad Ubezpieczen SA	23,000	167,607
Synthos SA	14,988	13,730
Tauron Polska Energia SA	37,474	27,035
		1,487,865
Portugal - 0.1%
EDP - Energias de Portugal SA	84,624	259,084
Galp Energia SGPS SA	15,169	210,976
Jeronimo Martins SGPS SA	7,332	115,639
		585,699
Romania - 0.0%
New Europe Property Investments PLC	7,681	87,656
Russia - 0.8%
Gazprom PAO, ADR	3,680	15,901
Gazprom PJSC, ADR	251,662	1,089,696
Lukoil PJSC, ADR	23,756	991,338

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Russia (continued)
MMC Norilsk Nickel PJSC, ADR	39,185	$523,903
Mobile TeleSystems PJSC, ADR	20,264	167,786
NovaTek OAO, GDR	3,057	312,765
Rosneft PJSC	30,000	154,344
Rosneft PJSC	9,131	46,977
Sberbank of Russia PJSC, ADR	40,000	349,200
Sberbank of Russia PJSC, ADR	34,900	308,773
Severstal PAO, GDR	4,250	46,801
Sistema JSFC, GDR	3,202	24,138
Surgutneftegas OAO, ADR	22,274	134,312
Surgutneftegas OAO, ADR	23,070	117,722
Tatneft PAO, ADR	7,986	246,519
VTB Bank PJSC, GDR	50,760	105,024
		4,635,199
Singapore - 1.0%
Ascendas Real Estate Investment Trust	73,531	136,085
CapitaLand Commercial Trust	71,000	78,091
CapitaLand Mall Trust	90,402	143,741
CapitaLand, Ltd.	89,999	206,636
City Developments, Ltd.	14,000	85,076
ComfortDelGro Corp., Ltd.	70,000	143,754
DBS Group Holdings, Ltd.	62,194	733,325
Genting Singapore PLC	226,200	122,704
Global Logistic Properties, Ltd.	108,000	145,805
Golden Agri-Resources, Ltd.	284,496	74,439
Hutchison Port Holdings Trust	215,400	98,561
Jardine Cycle & Carriage, Ltd.	5,052	138,202
Keppel Corp., Ltd.	49,969	206,137
Oversea-Chinese Banking Corp., Ltd.	107,797	700,897
Sembcorp Industries, Ltd.	38,019	80,512
Sembcorp Marine, Ltd.	36,999	43,054
Singapore Airlines, Ltd.	23,140	183,753
Singapore Exchange, Ltd.	28,000	159,497
Singapore Press Holdings, Ltd.	59,500	175,334
Singapore Technologies Engineering, Ltd.	54,000	127,110
Singapore Telecommunications, Ltd.	279,840	864,319
StarHub, Ltd.	21,000	59,255
Suntec Real Estate Investment Trust	82,000	108,353
United Overseas Bank, Ltd.	44,650	615,186
UOL Group, Ltd.	25,367	103,402
Wilmar International, Ltd.	72,000	175,270
		5,708,498
South Africa - 1.5%
African Bank Investments, Ltd. (I)	52,291	1,101
Anglo American Platinum, Ltd. (I)	2,632	65,801
AngloGold Ashanti, Ltd. (I)	14,430	260,584
Aspen Pharmacare Holdings, Ltd. (I)	11,866	292,723
Barclays Africa Group, Ltd.	12,071	118,394
Coronation Fund Managers, Ltd.	8,138	36,916
Discovery, Ltd.	16,606	138,721
Exxaro Resources, Ltd.	4,891	22,534
FirstRand, Ltd.	118,126	360,507
Fortress Income Fund, Ltd.	25,525	62,441
Gold Fields, Ltd.	29,492	143,175
Growthpoint Properties, Ltd.	81,770	142,856
Hyprop Investments, Ltd.	8,505	74,874
Impala Platinum Holdings, Ltd. (I)	22,733	73,244
Imperial Holdings, Ltd.	6,917	70,635
Investec PLC	19,237	119,573
Investec, Ltd.	7,953	48,758
Liberty Holdings, Ltd.	4,754	38,800
Life Healthcare Group Holdings, Ltd.	42,158	103,723

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Massmart Holdings, Ltd.	4,351	$37,167
Mediclinic International PLC	9,103	130,854
MMI Holdings, Ltd.	19,936	30,756
Mondi PLC	12,906	241,633
Mondi, Ltd.	4,137	75,617
Mr Price Group, Ltd.	8,969	126,017
MTN Group, Ltd.	59,164	574,979
Naspers, Ltd., N Shares	14,694	2,243,701
Nedbank Group, Ltd.	7,167	90,979
Netcare, Ltd.	36,217	76,910
Pick n Pay Stores, Ltd.	7,147	34,799
Rand Merchant Investment Holdings, Ltd.	31,391	88,028
Redefine Properties, Ltd.	129,382	99,308
Remgro, Ltd.	18,654	323,687
Resilient REIT, Ltd.	9,826	88,036
RMB Holdings, Ltd.	31,391	120,310
Sanlam, Ltd.	47,254	195,216
Sappi, Ltd. (I)	26,810	124,812
Sasol, Ltd.	19,396	524,735
Shoprite Holdings, Ltd.	16,492	186,787
Sibanye Gold, Ltd.	24,516	83,473
Standard Bank Group, Ltd.	42,608	371,091
The Bidvest Group, Ltd.	11,166	105,341
The Foschini Group, Ltd.	6,814	64,332
The SPAR Group, Ltd.	5,706	78,350
Tiger Brands, Ltd.	6,286	154,864
Truworths International, Ltd.	19,044	110,825
Vodacom Group, Ltd.	13,061	148,826
Woolworths Holdings, Ltd.	33,746	193,232
		8,900,025
South Korea - 3.1%
Amorepacific Corp.	1,183	445,979
AMOREPACIFIC Group	770	112,993
BGF retail Company, Ltd.	330	61,444
BNK Financial Group, Inc.	8,021	56,527
Celltrion, Inc. (I)(L)	2,760	232,023
Cheil Worldwide, Inc.	3,910	57,711
CJ CheilJedang Corp.	326	110,411
CJ Corp.	456	80,509
Coway Company, Ltd.	1,930	175,731
Daelim Industrial Company, Ltd.	877	58,503
Daewoo Engineering &
Construction Company, Ltd. (I)	2,130	10,461
DGB Financial Group, Inc.	4,763	36,067
Dongbu Insurance Company, Ltd.	1,810	108,945
Doosan Heavy Industries and
Construction Company, Ltd.	2,030	37,680
E-MART, Inc.	817	123,288
GS Engineering & Construction Corp. (I)	1,468	35,831
GS Holdings Corp.	2,038	84,635
Hana Financial Group, Inc.	9,912	201,520
Hankook Tire Company, Ltd.	3,008	133,827
Hanmi Pharm Company, Ltd.	201	124,399
Hanon Systems	9,450	86,486
Hanssem Company, Ltd.	370	51,532
Hanwha Chemical Corp.	2,217	46,323
Hanwha Corp.	2,040	63,375
Hanwha Life Insurance Company, Ltd.	8,120	40,916
Hotel Shilla Company, Ltd.	1,190	70,604
Hyosung Corp.	1,033	113,066
Hyundai Department Store Company, Ltd.	494	55,576
Hyundai Development Company	2,360	81,875

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hyundai Engineering &
Construction Company, Ltd.	2,649	$77,501
Hyundai Glovis Company, Ltd.	539	80,739
Hyundai Heavy Industries Company, Ltd. (I)	1,587	146,932
Hyundai Marine & Fire
Insurance Company, Ltd.	2,650	67,574
Hyundai Mobis Company, Ltd.	2,332	513,048
Hyundai Motor Company	4,805	568,391
Hyundai Steel Company	2,189	88,078
Hyundai Wia Corp.	644	50,205
Industrial Bank of Korea	7,080	68,984
Kakao Corp.	874	71,119
Kangwon Land, Inc.	4,000	145,140
KB Financial Group, Inc.	10,980	312,227
KB Financial Group, Inc., ADR	2,772	78,891
KCC Corp.	196	65,193
KEPCO Plant Service &
Engineering Company, Ltd.	700	39,576
Kia Motors Corp.	8,934	336,628
Korea Aerospace Industries, Ltd.	1,710	109,632
Korea Electric Power Corp.	6,370	334,374
Korea Electric Power Corp., ADR	4,277	110,903
Korea Gas Corp.	1,166	40,539
Korea Investment Holdings Company, Ltd.	1,170	43,134
Korea Zinc Company, Ltd.	339	150,329
Korean Air Lines Company, Ltd. (I)	1,090	24,655
KT Corp.	2,633	68,003
KT&G Corp.	3,640	431,104
Kumho Petrochemical Company, Ltd.	614	32,080
LG Chem, Ltd.	1,568	358,082
LG Corp.	3,654	203,206
LG Display Company, Ltd.	7,650	177,125
LG Display Company, Ltd., ADR	2,417	28,013
LG Electronics, Inc.	3,460	162,955
LG Household & Health Care, Ltd.	362	353,513
LG Innotek Company, Ltd.	210	14,481
LG Uplus Corp.	6,602	62,704
Lotte Chemical Corp.	562	139,875
Lotte Confectionery Company, Ltd.	200	33,886
Lotte Shopping Company, Ltd.	410	72,522
Mirae Asset Daewoo Company, Ltd.	7,159	48,956
Mirae Asset Securities Company, Ltd.	2,239	45,266
NAVER Corp.	965	597,833
NCSoft Corp.	632	130,137
NH Investment & Securities Company, Ltd.	3,944	31,647
OCI Company, Ltd. (I)	650	51,527
Orion Corp.	143	117,378
POSCO	2,241	396,994
Posco Daewoo Corp.	1,626	35,717
S-1 Corp.	810	75,942
S-Oil Corp.	1,778	117,827
Samsung C&T Corp.	2,007	216,070
Samsung Card Company, Ltd.	1,490	53,995
Samsung Electro-Mechanics Company, Ltd.	2,318	101,566
Samsung Electronics Company, Ltd.	3,408	4,244,157
Samsung Fire & Marine
Insurance Company, Ltd.	1,090	250,351
Samsung Heavy Industries Company, Ltd. (I)	6,270	50,470
Samsung Life Insurance Company, Ltd.	2,349	205,562
Samsung SDI Company, Ltd.	1,793	169,760
Samsung SDS Company, Ltd.	930	116,476
Samsung Securities Company, Ltd.	2,498	77,514
Shinhan Financial Group Company, Ltd.	14,125	464,275

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Shinhan Financial Group Company, Ltd., ADR	350	$11,459
Shinsegae Company, Ltd.	197	33,524
SK Holdings Company, Ltd.	1,335	235,960
SK Hynix, Inc.	19,510	555,196
SK Innovation Company, Ltd.	2,274	280,189
SK Networks Company, Ltd.	3,090	16,028
SK Telecom Company, Ltd.	677	127,186
Woori Bank	12,174	101,219
Yuhan Corp.	350	93,530
		17,613,289
Spain - 2.0%
Abertis Infraestructuras SA (L)	16,584	245,073
ACS Actividades de Construccion
y Servicios SA	7,158	196,339
Aena SA (S)	2,372	314,411
Amadeus IT Holding SA, A Shares	14,275	628,941
Banco Bilbao Vizcaya Argentaria SA	215,133	1,232,600
Banco de Sabadell SA (L)	181,121	239,851
Banco Popular Espanol SA (L)	121,583	158,005
Banco Santander SA	21,368	75,965
Banco Santander SA	490,269	1,902,584
Bankia SA	160,432	116,790
Bankinter SA	23,159	149,495
CaixaBank SA	93,644	206,390
Distribuidora Internacional de Alimentacion SA	23,600	137,751
Enagas SA	7,812	238,660
Endesa SA	10,933	219,377
Ferrovial SA	15,889	311,076
Gas Natural SDG SA	12,174	241,991
Grifols SA	8,562	194,498
Iberdrola SA	181,048	1,235,037
Industria de Diseno Textil SA	35,939	1,207,339
Mapfre SA	37,878	83,187
Red Electrica Corp. SA	3,414	305,055
Repsol SA	38,894	498,580
Telefonica SA	148,995	1,414,537
Zardoya Otis SA	5,962	56,301
		11,609,833
Sweden - 1.9%
Alfa Laval AB	10,314	162,557
Assa Abloy AB, B Shares	34,221	704,023
Atlas Copco AB, A Shares	23,341	606,216
Atlas Copco AB, B Shares	13,732	325,480
Boliden AB	10,826	211,584
Electrolux AB, Series B	9,396	256,180
Getinge AB, B Shares	6,512	134,447
Hennes & Mauritz AB, B Shares	31,231	918,842
Hexagon AB, B Shares	8,169	298,952
Husqvarna AB, B Shares	18,793	139,942
ICA Gruppen AB	2,659	89,117
Industrivarden AB, C Shares	2,860	46,531
Investment AB Kinnevik, B Shares	7,421	177,396
Investor AB, B Shares	14,754	495,672
Lundin Petroleum AB (I)	8,518	155,225
Nordea Bank AB	100,775	854,940
Sandvik AB	33,680	337,202
Securitas AB, B Shares	10,739	165,787
Skandinaviska Enskilda Banken AB, A Shares	49,129	429,175
Skanska AB, B Shares	11,411	238,935
SKF AB, B Shares	12,256	196,378
Svenska Cellulosa AB, B Shares	19,945	640,846
Svenska Handelsbanken AB, A Shares	51,359	623,525

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Swedbank AB, A Shares	29,478	$619,129
Swedish Match AB	6,740	235,213
Tele2 AB, B Shares	12,690	111,410
Telefonaktiebolaget LM Ericsson, B Shares	99,887	767,387
Telia Company AB	82,426	390,326
Volvo AB, B Shares	52,551	522,058
		10,854,475
Switzerland - 6.7%
ABB, Ltd. (I)	66,023	1,306,734
Actelion, Ltd. (I)	3,610	607,915
Adecco Group AG	5,898	297,484
Aryzta AG (I)	3,464	128,015
Baloise Holding AG	1,757	195,695
Barry Callebaut AG (I)	81	99,731
Chocoladefabriken Lindt & Spruengli AG	35	208,744
Chocoladefabriken Lindt & Spruengli AG	4	285,854
Cie Financiere Richemont SA	17,198	1,006,680
Coca-Cola HBC AG (I)	7,325	148,218
Credit Suisse Group AG (I)	61,425	654,325
Dufry AG (I)	1,420	169,836
EMS-Chemie Holding AG	281	145,083
Galenica AG	134	180,643
Geberit AG, ADR	1,296	490,876
Givaudan SA	319	642,314
Glencore PLC (I)	417,963	861,477
Julius Baer Group, Ltd. (I)	7,129	286,930
Kuehne & Nagel International AG	2,068	289,747
LafargeHolcim, Ltd. (I)	8,825	369,216
LafargeHolcim, Ltd. (I)	6,464	265,330
Lonza Group AG (I)	1,860	308,968
Nestle SA	107,673	8,342,325
Novartis AG	76,893	6,346,637
Pargesa Holding SA, ADR	1,375	90,914
Partners Group Holding AG	509	218,140
Roche Holding AG	23,739	6,264,243
Schindler Holding AG	1,670	302,350
Schindler Holding AG	806	146,681
SGS SA	194	444,406
Sika AG	74	310,286
Sonova Holding AG	1,863	247,267
STMicroelectronics NV	24,208	141,337
Swiss Life Holding AG (I)	1,089	251,666
Swiss Prime Site AG (I)	2,297	207,944
Swiss Re AG	11,196	977,863
Swisscom AG	910	452,093
Syngenta AG	3,061	1,174,961
The Swatch Group AG	1,109	322,721
The Swatch Group AG	1,748	100,104
UBS Group AG	121,224	1,572,953
Wolseley PLC	8,816	456,527
Zurich Insurance Group AG (I)	4,957	1,226,276
		38,547,509
Taiwan - 2.3%
Acer, Inc. (I)	58,018	27,406
Advanced Semiconductor Engineering, Inc.	215,933	245,666
Advantech Company, Ltd.	10,991	83,809
Asia Cement Corp.	36,863	32,044
Asustek Computer, Inc.	24,952	206,524
AU Optronics Corp.	163,827	56,715
Catcher Technology Company, Ltd.	22,184	165,408
Cathay Financial Holdings Company, Ltd.	259,901	284,871
Chang Hwa Commercial Bank	92,614	48,358

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Cheng Shin Rubber Industry Company, Ltd.	43,680	$92,096
China Airlines, Ltd. (I)	26,874	8,089
China Development Financial Holdings Corp.	479,153	116,216
China Life Insurance Company, Ltd.	110,000	85,632
China Steel Corp.	363,388	236,775
Chunghwa Telecom Company, Ltd.	121,148	438,152
Compal Electronics, Inc.	79,764	50,459
CTBC Financial Holding Company, Ltd.	479,135	252,007
Delta Electronics, Inc.	70,866	345,778
E.Sun Financial Holding Company, Ltd.	209,589	124,162
Eclat Textile Company, Ltd.	6,137	59,516
Eva Airways Corp. (I)	27,102	12,374
Evergreen Marine Corp Taiwan, Ltd.	8,886	3,309
Far Eastern New Century Corp.	64,875	48,549
Far EasTone
Telecommunications Company, Ltd.	45,159	109,348
First Financial Holding Company, Ltd.	338,013	177,744
Formosa Chemicals & Fibre Corp.	100,212	253,007
Formosa Petrochemical Corp.	24,720	67,400
Formosa Plastics Corp.	131,086	317,898
Formosa Taffeta Company, Ltd.	5,000	4,842
Foxconn Technology Company, Ltd.	15,360	36,283
Fubon Financial Holding Company, Ltd.	211,112	248,908
Hon Hai Precision Industry Company, Ltd.	480,419	1,237,696
Hotai Motor Company, Ltd.	9,000	88,701
HTC Corp.	26,997	87,398
Hua Nan Financial Holdings Company, Ltd.	232,823	120,984
Innolux Corp.	100,841	34,073
Inotera Memories, Inc. (I)	79,000	61,868
Inventec Corp.	25,899	18,518
Largan Precision Company, Ltd.	3,143	290,675
Lite-On Technology Corp.	39,430	54,307
MediaTek, Inc.	49,340	377,034
Mega Financial Holding Company, Ltd.	387,134	292,817
Nan Ya Plastics Corp.	148,992	283,833
Novatek Microelectronics Corp.	7,361	27,588
Pegatron Corp.	71,989	152,899
Pou Chen Corp.	36,641	49,319
Powertech Technology, Inc.	13,149	29,359
President Chain Store Corp.	21,496	167,956
Quanta Computer, Inc.	92,771	176,783
Realtek Semiconductor Corp.	5,999	18,710
Shin Kong Financial Holding Company, Ltd.	107,046	21,072
Siliconware Precision Industries Company	54,855	83,652
SinoPac Financial Holdings Company, Ltd.	137,813	40,899
Synnex Technology International Corp.	23,741	25,758
Taishin Financial Holding Company, Ltd.	267,836	103,551
Taiwan Cement Corp.	60,781	60,792
Taiwan Cooperative Financial
Holding Company, Ltd.	241,074	106,549
Taiwan Fertilizer Company, Ltd.	13,000	17,355
Taiwan Mobile Company, Ltd.	62,257	217,603
Taiwan Semiconductor
Manufacturing Company, Ltd.	818,227	4,123,616
Teco Electric & Machinery Company, Ltd.	16,000	13,531
Transcend Information, Inc.	6,608	20,096
Uni-President Enterprises Corp.	151,487	299,193
United Microelectronics Corp.	258,313	101,306
Wistron Corp.	39,026	27,300
Ya Hsin Industrial Company, Ltd. (I)	36,000	0
Yuanta Financial Holdings Company, Ltd.	189,267	61,458
Yulon Motor Company, Ltd.	17,510	14,946
		13,148,540

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thailand - 0.5%
Advanced Info Service PCL	48,400	$218,059
Airports of Thailand PCL	15,000	166,792
Bangkok Bank PCL	34,900	161,579
Banpu PCL	82,500	34,678
BEC World PCL	46,019	29,944
Bumrungrad Hospital PCL, NVDR	14,300	74,465
Charoen Pokphand Foods PCL	136,200	111,652
CP ALL PCL	173,500	248,875
Glow Energy PCL	27,900	68,241
IRPC PCL	528,400	71,845
Kasikornbank PCL	61,800	304,373
Krung Thai Bank PCL	164,375	76,567
PTT Exploration & Production PCL	60,147	144,454
PTT Global Chemical PCL	65,273	110,786
PTT PCL	34,300	307,628
Siam Cement PCL, Foreign Shares	11,300	153,515
Siam Commercial Bank PCL	70,748	281,258
Thai Oil PCL	28,800	49,371
True Corp. PCL	271,202	55,676
		2,669,758
Turkey - 0.3%
Akbank TAS	67,697	194,028
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,117	54,945
Arcelik AS	6,139	40,421
BIM Birlesik Magazalar AS	8,214	160,192
Coca-Cola Icecek AS	2,884	35,230
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	17,803	17,731
Eregli Demir ve Celik Fabrikalari TAS	30,186	42,701
Ford Otomotiv Sanayi AS	4,572	48,661
Haci Omer Sabanci Holding AS	31,762	104,237
KOC Holding AS	25,423	116,266
TAV Havalimanlari Holding AS	4,656	19,996
Tupras Turkiye Petrol Rafinerileri AS	4,998	110,955
Turk Hava Yollari (I)	25,366	50,530
Turk Telekomunikasyon AS	22,064	46,507
Turkcell Iletisim Hizmetleri AS (I)	29,771	109,453
Turkiye Garanti Bankasi AS	86,216	227,734
Turkiye Halk Bankasi AS	25,911	77,115
Turkiye Is Bankasi, Class C	60,572	96,223
Turkiye Sise ve Cam Fabrikalari AS	37,023	45,777
Turkiye Vakiflar Bankasi TAO, Class D	22,351	35,100
Yapi ve Kredi Bankasi AS (I)	35,813	49,653
		1,683,455
United Kingdom - 12.0%
3i Group PLC	36,258	266,030
Aberdeen Asset Management PLC	35,216	132,127
Admiral Group PLC	7,053	191,773
Aggreko PLC	9,826	168,055
Anglo American PLC	48,446	474,882
ARM Holdings PLC	48,753	740,548
Ashtead Group PLC	17,291	246,985
Associated British Foods PLC	12,520	456,210
AstraZeneca PLC	42,494	2,540,454
Auto Trader Group PLC (S)	35,298	166,864
Aviva PLC	139,506	735,380
Babcock International Group PLC	8,659	104,690
BAE Systems PLC	107,860	755,084
Barclays PLC	574,904	1,069,262
Barratt Developments PLC	34,575	187,882
Berkeley Group Holdings PLC	4,343	146,654
BP PLC	639,061	3,740,773

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
British American Tobacco PLC	63,291	$4,103,116
BT Group PLC	288,846	1,587,679
Bunzl PLC	11,962	368,055
Burberry Group PLC	16,791	261,192
Capita PLC	21,255	273,883
Centrica PLC	175,735	531,424
CNH Industrial NV	34,400	249,527
Cobham PLC	59,389	125,123
Coca-Cola European Partners PLC (I)	7,314	262,090
Compass Group PLC	55,937	1,064,229
Croda International PLC	4,938	207,290
Diageo PLC	84,643	2,364,570
Direct Line Insurance Group PLC	47,366	218,981
Dixons Carphone PLC	33,696	144,626
easyJet PLC	5,884	85,504
Fiat Chrysler Automobiles NV	31,182	191,940
G4S PLC	56,956	139,563
GKN PLC	59,980	216,856
GlaxoSmithKline PLC	165,300	3,549,837
Hammerson PLC	30,182	217,389
Hargreaves Lansdown PLC	8,843	147,511
HSBC Holdings PLC	664,657	4,117,938
ICAP PLC	23,327	131,255
IMI PLC	10,620	137,628
Imperial Brands PLC	32,270	1,750,100
Inmarsat PLC	15,909	171,450
InterContinental Hotels Group PLC	6,995	257,979
International Consolidated Airlines Group SA	27,874	138,013
Intertek Group PLC	5,765	268,612
Intu Properties PLC	32,358	125,802
ITV PLC	123,778	296,781
J Sainsbury PLC	44,909	139,901
Johnson Matthey PLC	7,014	263,077
Kingfisher PLC	80,214	344,528
Land Securities Group PLC	25,441	354,026
Legal & General Group PLC	206,053	527,518
Liberty Global PLC LiLAC, Class A (I)	51	1,645
Liberty Global PLC LiLAC, Class C (I)	125	4,061
Lloyds Banking Group PLC	2,155,541	1,561,247
London Stock Exchange Group PLC	10,826	367,853
Marks & Spencer Group PLC	60,423	258,764
Meggitt PLC	29,631	161,058
Merlin Entertainments PLC (S)	24,601	144,876
National Grid PLC	126,205	1,855,895
Next PLC	4,920	325,095
Old Mutual PLC	171,915	464,425
Pearson PLC	30,043	390,805
Persimmon PLC	11,241	217,983
Petrofac, Ltd.	10,236	106,400
Provident Financial PLC	5,041	155,434
Prudential PLC	87,786	1,489,640
Reckitt Benckiser Group PLC	21,545	2,160,364
RELX NV	34,121	590,318
RELX PLC	38,312	705,497
Rexam PLC	5,891	51,410
Rio Tinto PLC	42,458	1,319,030
Rio Tinto, Ltd.	14,803	512,045
Rolls-Royce Holdings PLC (I)	63,119	602,472
Royal Bank of Scotland Group PLC (I)	113,690	257,640
Royal Mail PLC	28,114	188,886
RSA Insurance Group PLC	36,872	247,131
SABMiller PLC	32,692	1,906,578
Schroders PLC	4,282	135,315

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Segro PLC	28,412	$157,484
Severn Trent PLC	8,842	288,509
Sky PLC	36,284	412,313
Smith & Nephew PLC	30,850	523,872
Smiths Group PLC	15,034	232,325
SSE PLC	34,062	708,941
St. James’s Place PLC	17,965	189,456
Standard Chartered PLC	113,290	859,533
Standard Life PLC	70,816	279,396
Tate & Lyle PLC	18,516	165,552
Taylor Wimpey PLC	113,396	201,175
Tesco PLC (I)	277,781	652,399
The British Land Company PLC	35,305	286,653
The Sage Group PLC	38,364	331,603
The Weir Group PLC	7,471	144,292
Travis Perkins PLC	9,089	179,326
Unilever NV	55,434	2,588,922
Unilever PLC	43,242	2,071,958
United Utilities Group PLC	23,943	331,860
Vodafone Group PLC	892,134	2,720,004
Whitbread PLC	5,837	273,110
William Hill PLC	32,018	110,288
WM Morrison Supermarkets PLC	81,859	205,500
Worldpay Group PLC (I)(S)	51,745	188,337
WPP PLC	44,426	925,905
		68,669,226
United States - 0.1%
Carnival PLC	6,738	298,898
Valeant Pharmaceuticals International, Inc. (I)	10,700	215,748
		514,646
TOTAL COMMON STOCKS (Cost $498,934,803)		$556,721,114

PREFERRED SECURITIES - 1.1%
Brazil - 0.6%
Banco Bradesco SA	99,801	782,302
Braskem SA, A Shares	4,100	24,302
Centrais Eletricas Brasileiras SA, B Shares (I)	4,300	23,573
Cia Brasileira de Distribuicao	2,538	36,905
Cia Energetica de Minas Gerais	26,542	60,152
Cia Energetica de Sao Paulo, B Shares	6,883	25,498
Cia Paranaense de Energia, B Shares	4,400	40,024
Gerdau SA	31,800	58,308
Itau Unibanco Holding SA	96,842	913,462
Itausa - Investimentos Itau SA	142,595	336,922
Lojas Americanas SA	23,484	117,555
Petroleo Brasileiro SA (I)	150,651	441,781
Telefonica Brasil SA	6,552	89,745
Vale SA	71,900	291,647
		3,242,176
Germany - 0.4%
Bayerische Motoren Werke AG	1,808	115,254
Fuchs Petrolub SE	2,735	107,598
Henkel AG & Company KGaA	6,051	739,499
Porsche Automobil Holding SE	5,618	259,676
Schaeffler AG	5,570	73,572
Volkswagen AG	6,364	770,813
		2,066,412
South Korea - 0.1%
Amorepacific Corp.	300	64,768
Hyundai Motor Company	1,197	100,534
Hyundai Motor Company	705	58,088

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
South Korea (continued)
LG Chem, Ltd.	162	$27,042
Samsung Electronics Company, Ltd.	616	635,458
		885,890
Spain - 0.0%
Grifols SA, Class B	854	14,325
TOTAL PREFERRED SECURITIES (Cost $7,765,186)		$6,208,803

RIGHTS - 0.0%
ACS Actividades de Construccion y
Servicios SA (Expiration
Date: 07/12/2016) (I)(N)	7,158	5,028
Noble Group, Ltd. (Expiration Date:
07/22/2016; Strike Price: SGD 0.11) (I)	116,038	7,753
Repsol SA (Expiration Date: 07/18/2016) (I)(N)	38,894	12,647
Rolls-Royce Holdings PLC (I)(N)	4,481,449	5,966
TOTAL RIGHTS (Cost $46,450)		$31,394

WARRANTS - 0.0%
Banpu PCL (Expiration Date: 06/05/2017;
Strike Price: THB 5.00) (I)	27,500	7,200
Gamuda BHD (Expiration Date: 06/03/2021;
Strike Price: MYR 0.25) (I)	10,333	2,410
TOTAL WARRANTS (Cost $621)		$9,610

SECURITIES LENDING COLLATERAL - 0.8%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	477,496	4,778,350
TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,778,439)		$4,778,350

SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
AIM Short-Term Investments Trust, STIC
Prime Portfolio, Institutional
Class, 0.3357% (Y)	848,411	$848,411
TOTAL SHORT-TERM INVESTMENTS (Cost $848,411)		$848,411
Total Investments (International Equity Index Trust B)
(Cost $512,373,910) - 99.0%		$568,597,682
Other assets and liabilities, net - 1.0%		5,744,032
TOTAL NET ASSETS - 100.0%		$574,341,714

International Growth Stock Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 93.2%
Australia - 4.2%
Amcor, Ltd.	776,013	$8,725,190
Brambles, Ltd.	353,169	3,297,329
CSL, Ltd.	53,733	4,531,449
		16,553,968
Brazil - 2.1%
BM&FBovespa SA	1,493,734	8,370,081
Canada - 8.1%
Canadian National Railway Company	62,978	3,718,868
Cenovus Energy, Inc.	241,852	3,345,250

International Growth Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
CGI Group, Inc., Class A (I)	220,039	$9,399,708
Fairfax Financial Holdings, Ltd.	9,784	5,269,554
Great-West Lifeco, Inc.	124,338	3,279,879
Suncor Energy, Inc.	257,260	7,136,653
		32,149,912
China - 1.7%
Baidu, Inc., ADR (I)	39,669	6,551,335
Denmark - 2.9%
Carlsberg A/S, B Shares	82,819	7,901,595
Novo Nordisk A/S, B Shares	63,842	3,438,077
		11,339,672
France - 3.4%
Pernod Ricard SA	8,915	987,041
Publicis Groupe SA	123,462	8,259,944
Schneider Electric SE	75,840	4,424,578
		13,671,563
Germany - 8.7%
Allianz SE	49,388	7,045,597
Deutsche Boerse AG	108,153	8,885,322
Deutsche Post AG	141,719	3,992,597
ProSiebenSat.1 Media SE (I)	132,707	5,804,905
SAP SE	116,554	8,753,845
		34,482,266
Hong Kong - 3.3%
CK Hutchison Holdings, Ltd.	801,468	8,816,518
Galaxy Entertainment Group, Ltd.	1,449,000	4,335,437
		13,151,955
Israel - 2.6%
Teva Pharmaceutical Industries, Ltd., ADR	202,293	10,161,177
Japan - 8.0%
Denso Corp.	62,100	2,185,009
FANUC Corp.	20,900	3,399,871
Japan Tobacco, Inc.	183,500	7,395,454
Keyence Corp.	5,600	3,821,040
Komatsu, Ltd.	208,000	3,613,309
Toyota Motor Corp.	56,500	2,785,367
Yahoo Japan Corp.	1,889,600	8,379,170
		31,579,220
Mexico - 2.7%
Fomento Economico Mexicano SAB
de CV, ADR	40,743	3,768,320
Grupo Televisa SAB, ADR	262,858	6,844,822
		10,613,142
Netherlands - 1.5%
Royal Dutch Shell PLC, B Shares	200,443	5,537,984
Wolters Kluwer NV	10,819	438,076
		5,976,060
Singapore - 3.6%
Broadcom, Ltd.	58,678	9,118,564
United Overseas Bank, Ltd.	365,900	5,041,354
		14,159,918
South Korea - 0.7%
Samsung Electronics Company, Ltd.	2,344	2,919,103
Spain - 1.3%
Amadeus IT Holding SA, A Shares	120,051	5,289,320

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Sweden - 4.6%
Getinge AB, B Shares	221,515	$4,573,399
Investor AB, B Shares	209,023	7,022,294
Sandvik AB	224,739	2,250,071
Telefonaktiebolaget LM Ericsson, B Shares	583,881	4,485,698
		18,331,462
Switzerland - 7.3%
Cie Financiere Richemont SA	59,065	3,457,352
Julius Baer Group, Ltd. (I)	127,543	5,133,391
Novartis AG	35,018	2,890,335
Roche Holding AG	34,852	9,196,740
Syngenta AG	7,767	2,981,352
UBS Group AG	407,592	5,288,748
		28,947,918
Taiwan - 2.4%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,887,000	9,509,909
Thailand - 1.4%
Kasikornbank PCL, NVDR	1,177,800	5,719,281
Turkey - 1.1%
Akbank TAS	1,534,732	4,398,723
United Kingdom - 21.6%
Aberdeen Asset Management PLC	774,743	2,906,767
British American Tobacco PLC	166,015	10,762,647
Compass Group PLC	439,306	8,358,011
Informa PLC	454,840	4,435,324
Kingfisher PLC	1,128,330	4,846,298
Lloyds Banking Group PLC	5,530,258	4,005,536
Next PLC	72,492	4,789,997
RELX PLC	655,647	12,073,424
Sky PLC	1,054,340	11,980,995
Smith & Nephew PLC	367,364	6,238,303
Unilever NV	123,091	5,748,693
WPP PLC	460,794	9,603,644
		85,749,639
TOTAL COMMON STOCKS (Cost $336,126,761)		$369,625,624

SHORT-TERM INVESTMENTS - 6.3%
Money market funds - 6.3%
Fidelity Institutional Money Market
Government Portfolio, Institutional
Class, 0.2629% (Y)	24,945,142	$24,945,142
TOTAL SHORT-TERM INVESTMENTS (Cost $24,945,142)		$24,945,142
Total Investments (International Growth Stock Trust)
(Cost $361,071,903) - 99.5%		$394,570,766
Other assets and liabilities, net - 0.5%		2,110,717
TOTAL NET ASSETS - 100.0%		$396,681,483

International Small Company Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.8%
Australia - 7.0%
Acrux, Ltd.	11,121	$5,986
Adelaide Brighton, Ltd.	30,493	127,863
AED Oil, Ltd. (I)	17,758	0

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Ainsworth Game Technology, Ltd.	10,192	$16,510
Alkane Resources, Ltd. (I)	4,753	712
ALS, Ltd.	9,183	33,993
Altium, Ltd.	4,532	22,024
Alumina, Ltd.	68,703	67,533
Ansell, Ltd.	7,661	104,849
AP Eagers, Ltd.	2,176	19,452
APN News & Media, Ltd. (I)	13,259	40,314
ARB Corp., Ltd.	5,909	74,448
Arrium, Ltd. (I)	200,392	3,288
ASG Group, Ltd. (I)	16,688	11,362
AUB Group, Ltd.	4,308	32,427
Ausdrill, Ltd. (I)	16,467	8,913
Austal, Ltd.	23,155	21,336
Australian Agricultural Company, Ltd. (I)	37,405	49,511
Australian Pharmaceutical Industries, Ltd.	14,352	18,113
Auswide Bank, Ltd.	607	2,299
Automotive Holdings Group, Ltd.	18,005	50,949
Aveo Group	15,594	37,188
AWE, Ltd. (I)	36,008	22,786
Bank of Queensland, Ltd.	15,073	120,256
Beach Energy, Ltd.	141,502	65,849
Bega Cheese, Ltd.	5,704	24,318
Bendigo & Adelaide Bank, Ltd.	18,388	133,138
Billabong International, Ltd. (I)	4,296	3,901
Blackmores, Ltd. (L)	1,465	144,596
BlueScope Steel, Ltd.	24,677	119,229
Bradken, Ltd. (I)	10,103	7,613
Breville Group, Ltd.	7,320	41,286
Brickworks, Ltd.	1,798	19,339
BT Investment Management, Ltd.	5,975	35,546
Cabcharge Australia, Ltd.	9,047	21,685
Cardno, Ltd.	15,086	6,165
Carnarvon Petroleum, Ltd. (I)	56,316	4,231
carsales.com, Ltd.	9,128	84,569
Cash Converters International, Ltd.	14,501	4,721
Cedar Woods Properties, Ltd.	2,505	8,156
Challenger, Ltd.	20,907	136,591
Cleanaway Waste Management, Ltd.	84,321	50,929
Coal of Africa, Ltd. (I)	28,467	1,245
Compass Resources, Ltd. (I)	15,577	0
Corporate Travel Management, Ltd.	2,502	26,408
CSG, Ltd.	25,624	28,572
CSR, Ltd.	40,665	111,795
CuDeco, Ltd. (I)	8,580	2,976
Data#3, Ltd.	9,073	7,130
Decmil Group, Ltd.	2,109	1,129
Downer EDI, Ltd.	31,360	90,061
DuluxGroup, Ltd.	25,567	121,687
Elders, Ltd. (I)	4,852	13,493
Energy Resources of Australia, Ltd. (I)	12,909	3,383
Energy World Corp., Ltd. (I)	75,962	10,547
ERM Power, Ltd.	7,077	4,455
Event Hospitality and Entertainment, Ltd.	8,898	96,892
Evolution Mining, Ltd.	36,587	63,939
Fairfax Media, Ltd.	171,716	120,203
Fantastic Holdings, Ltd.	4,687	7,868
Finbar Group, Ltd.	8,370	5,189
Fleetwood Corp., Ltd. (I)	5,216	7,340
FlexiGroup, Ltd.	20,305	26,631
Flight Centre Travel Group, Ltd.	471	11,205
G8 Education, Ltd.	17,385	49,551
Genworth Mortgage Insurance Australia, Ltd.	18,245	37,813

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
GrainCorp, Ltd., Class A	13,614	$88,232
Grange Resources, Ltd. (I)	101,992	7,016
Greencross, Ltd.	5,654	28,794
GUD Holdings, Ltd.	8,928	61,221
GWA Group, Ltd.	22,398	35,302
Hansen Technologies, Ltd.	7,995	20,312
Harvey Norman Holdings, Ltd.	16,485	57,361
Hills, Ltd. (I)	29,039	5,314
Horizon Oil, Ltd. (I)	103,008	3,642
Iluka Resources, Ltd.	25,991	128,133
Imdex, Ltd. (I)	15,820	2,471
IMF Bentham, Ltd.	11,295	12,944
Independence Group NL	21,877	54,458
Infigen Energy (I)	81,696	61,325
Infomedia, Ltd.	15,337	6,652
International Ferro Metals, Ltd. (I)	24,339	292
InvoCare, Ltd.	6,652	65,745
IOOF Holdings, Ltd.	18,395	108,677
IRESS, Ltd.	10,359	85,037
JB Hi-Fi, Ltd.	8,524	154,473
Karoon Gas Australia, Ltd. (I)	6,513	6,359
Kingsgate Consolidated, Ltd. (I)	11,120	3,400
MACA, Ltd.	4,396	4,148
Macmahon Holdings, Ltd. (I)	112,440	7,413
Macquarie Atlas Roads Group	21,605	84,261
Magellan Financial Group, Ltd.	7,067	119,126
Mayne Pharma Group, Ltd. (I)	16,445	23,603
McMillan Shakespeare, Ltd.	5,664	58,329
McPherson’s, Ltd.	7,978	5,224
Medusa Mining, Ltd. (I)	8,127	3,883
Metals X, Ltd.	35,107	36,584
Metcash, Ltd. (I)	66,572	95,415
Mincor Resources NL (I)	19,890	4,485
Mineral Resources, Ltd.	9,687	60,989
MMA Offshore, Ltd.	23,329	5,335
Monadelphous Group, Ltd.	7,434	41,854
Mortgage Choice, Ltd.	6,422	9,382
Mount Gibson Iron, Ltd. (I)	62,063	12,101
Myer Holdings, Ltd.	63,302	53,423
Navitas, Ltd.	12,119	50,112
New Hope Corp., Ltd	6,039	6,441
nib Holdings, Ltd.	31,708	100,393
Northern Star Resources, Ltd.	42,401	156,972
Nufarm, Ltd.	14,896	82,824
OceanaGold Corp.	31,900	121,728
Orora, Ltd.	43,184	89,663
OZ Minerals, Ltd.	18,232	78,242
OzForex Group, Ltd.	14,134	24,644
Pacific Brands, Ltd.	68,225	59,813
Paladin Resources, Ltd. (I)	118,845	16,634
Peet, Ltd.	13,800	9,637
Perpetual, Ltd.	3,182	98,877
Perseus Mining, Ltd. (I)	42,768	16,676
Platinum Asset Mangement, Ltd.	8,057	34,992
PMP, Ltd.	32,750	13,188
Premier Investments, Ltd.	6,565	70,541
Primary Health Care, Ltd.	44,046	131,189
Prime Media Group, Ltd.	17,812	4,209
Programmed Maintenance Services, Ltd.	19,345	25,525
Qube Holdings, Ltd.	26,676	44,441
RCR Tomlinson, Ltd.	10,520	13,391
Reckon, Ltd.	11,034	12,071
Regis Resources, Ltd.	20,593	52,763

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Resolute Mining, Ltd. (I)	37,931	$36,573
Retail Food Group, Ltd.	8,388	34,898
Ridley Corp., Ltd.	19,156	20,160
SAI Global, Ltd.	19,386	53,398
Sandfire Resources NL	8,888	35,355
Saracen Mineral Holdings, Ltd. (I)	53,338	57,347
Select Harvests, Ltd.	4,873	24,937
Senex Energy, Ltd. (I)	87,382	16,921
Servcorp, Ltd.	5,074	26,183
Seven Group Holdings, Ltd.	7,850	35,538
Seven West Media, Ltd.	40,846	32,724
Sigma Pharmaceuticals, Ltd.	117,089	99,621
Silex Systems, Ltd. (I)	1,955	454
Silver Lake Resources, Ltd. (I)	29,625	11,344
Sirtex Medical, Ltd.	4,444	85,569
Slater & Gordon, Ltd.	17,919	5,284
SMS Management & Technology, Ltd.	8,079	9,891
Southern Cross Media Group, Ltd.	51,441	48,391
Spark Infrastructure Group	117,770	215,789
Specialty Fashion Group, Ltd. (I)	12,034	4,842
St. Barbara, Ltd. (I)	33,049	72,800
Steadfast Group, Ltd.	11,756	17,492
Sundance Resources, Ltd. (I)	164,268	370
Super Retail Group, Ltd.	12,026	79,571
Tabcorp Holdings, Ltd.	39,373	135,631
Tassal Group, Ltd.	12,045	35,995
Technology One, Ltd.	18,112	70,615
Ten Network Holdings, Ltd. (I)	12,932	8,756
TFS Corp., Ltd.	22,092	23,336
The Prime Retirement & Aged
Care Property Trust (I)	14,396	0
The Reject Shop, Ltd.	2,561	23,436
The Star Entertainment Group, Ltd.	37,603	153,222
Tiger Resources, Ltd. (I)	92,816	2,795
Tox Free Solutions, Ltd.	9,372	18,245
Treasury Wine Estates, Ltd.	8,032	55,813
Troy Resources, Ltd. (I)	11,840	4,778
UGL, Ltd. (I)	12,337	19,938
Village Roadshow, Ltd.	8,167	32,144
Virgin Australia Holdings, Ltd. (I)	221,832	34,048
Virgin Australia Holdings, Ltd. (I)	359,466	1,340
Virtus Health, Ltd.	2,849	14,740
Watpac, Ltd. (I)	11,170	6,851
Webjet, Ltd.	9,273	49,142
Western Areas, Ltd.	18,795	30,694
Whitehaven Coal, Ltd. (I)	54,148	44,343
WorleyParsons, Ltd.	10,012	54,941
WPP AUNZ, Ltd.	25,254	19,776
		7,457,198
Austria - 1.2%
AMAG Austria Metall AG (S)	304	10,043
ams AG	4,783	132,788
ANDRITZ AG	951	45,094
Austria Technologie & Systemtechnik AG	1,376	16,547
BUWOG AG (I)	2,931	67,850
CA Immobilien Anlagen AG (I)	5,543	92,571
Conwert Immobilien Invest SE (I)	4,312	69,442
DO & CO AG	303	26,549
EVN AG	1,566	17,823
Kapsch TrafficCom AG	191	7,161
Lenzing AG	504	46,595
Mayr Melnhof Karton AG	713	77,338
Oesterreichische Post AG (I)	3,023	97,623

The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Austria (continued)
Palfinger AG	1,137	$32,703
Porr AG	356	9,700
Raiffeisen Bank International AG (I)	7,252	91,611
RHI AG	2,979	57,320
Rosenbauer International AG	174	10,210
S IMMO AG (I)	3,364	31,467
Schoeller-Bleckmann Oilfield Equipment AG	1,079	65,278
Semperit AG Holding	822	27,227
Strabag SE	893	26,941
Telekom Austria AG (I)	7,836	45,495
UNIQA Insurance Group AG	3,130	18,798
Verbund AG	689	9,717
Wienerberger AG	9,071	127,113
Zumtobel Group AG	2,545	30,978
		1,291,982
Belgium - 1.8%
Ablynx NV (I)	1,954	25,581
Ackermans & van Haaren NV	1,818	223,063
AGFA-Gevaert NV (I)	16,974	55,114
Banque Nationale de Belgique	12	37,913
Barco NV	967	63,176
Bekaert SA	1,807	78,713
bpost SA	1,483	37,963
Cie d’Entreprises CFE	687	62,525
Cie Immobiliere de Belgique SA (I)	47	2,479
D’ieteren SA	2,196	95,415
Deceuninck NV	7,720	19,149
Econocom Group SA (I)	4,944	56,754
Elia System Operator SA	2,673	149,438
Euronav NV	3,068	28,331
EVS Broadcast Equipment SA	811	26,223
Exmar NV	1,567	11,265
Fagron (I)	1,839	16,249
Galapagos NV (I)	2,443	134,249
Gimv NV	23	1,303
Ion Beam Applications	1,305	61,827
Kinepolis Group NV	1,085	48,510
Lotus Bakeries	9	16,802
Melexis NV	1,616	101,547
Nyrstar NV (I)	5,514	52,098
Ontex Group NV	1,447	45,623
Orange Belgium SA (I)	2,358	54,510
Recticel SA	2,296	13,026
Rezidor Hotel Group AB	8,485	35,063
Sipef SA	356	19,447
Tessenderlo Chemie NV (I)	2,049	70,340
ThromboGenics NV (I)	1,612	5,726
Umicore SA	4,011	207,186
Van de Velde NV	556	37,110
Viohalco SA (I)	7,173	9,457
		1,903,175
Bermuda - 0.2%
Frontline, Ltd.	694	5,427
Hiscox, Ltd.	16,221	223,971
		229,398
Cambodia - 0.1%
NagaCorp, Ltd.	104,000	69,444
Canada - 8.3%
5N Plus, Inc. (I)	3,515	5,523
Absolute Software Corp.	3,900	20,859
Advantage Oil & Gas, Ltd. (I)	11,500	64,267

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Aecon Group, Inc.	5,300	$72,119
Ag Growth International, Inc.	1,100	34,866
AGF Management, Ltd., Class B	6,598	25,535
AGT Food & Ingredients, Inc.	1,218	33,459
Aimia, Inc.	2,177	13,312
AirBoss of America Corp.	1,500	16,347
AKITA Drilling, Ltd., Class A	700	4,535
Alamos Gold, Inc., Class A	17,348	149,147
Alaris Royalty Corp.	2,229	49,464
Algonquin Power & Utilities Corp.	14,667	134,982
Alterra Power Corp. (I)	15,708	6,018
Altius Minerals Corp.	3,100	25,914
Altus Group, Ltd.	1,118	19,272
Asanko Gold, Inc. (I)	6,600	25,236
ATS Automation Tooling Systems, Inc. (I)	5,847	43,990
AuRico Metals, Inc. (I)	7,628	6,022
AutoCanada, Inc.	785	13,459
Avigilon Corp. (I)	2,600	26,705
B2Gold Corp. (I)	65,356	163,902
Badger Daylighting, Ltd.	2,322	40,439
Bankers Petroleum, Ltd. (I)	23,800	37,949
Bellatrix Exploration, Ltd. (I)	9,897	9,729
Birch Mountain Resources, Ltd. (I)	9,200	1
Birchcliff Energy, Ltd. (I)	9,700	51,655
Bird Construction, Inc.	495	5,123
Black Diamond Group, Ltd.	2,750	11,473
BlackPearl Resources, Inc. (I)	24,200	19,481
BMTC Group, Inc.	500	4,900
Bonavista Energy Corp.	1,069	2,731
Bonterra Energy Corp.	2,200	45,313
Boralex, Inc., Class A	4,377	65,962
BRP, Inc. (I)	1,500	23,999
Calfrac Well Services, Ltd.	6,414	19,263
Canaccord Genuity Group, Inc.	6,371	24,262
Canacol Energy, Ltd. (I)	7,565	25,471
Canadian Energy Services & Technology Corp.	13,646	42,989
Canadian Western Bank	3,600	68,687
Canam Group, Inc.	2,800	28,239
Canexus Corp.	4,363	4,289
Canfor Corp. (I)	5,300	53,535
Canfor Pulp Products, Inc.	2,715	21,708
Canyon Services Group, Inc.	5,968	26,099
Capital Power Corp.	6,627	98,896
Capstone Mining Corp. (I)	29,467	19,387
Cascades, Inc.	7,423	52,572
Celestica, Inc. (I)	4,719	43,904
Centerra Gold, Inc.	13,742	81,902
Cequence Energy, Ltd. (I)	2,335	578
Chinook Energy, Inc. (I)	3,544	1,426
Cineplex, Inc.	2,800	111,788
Clearwater Seafoods, Inc.	1,500	16,231
Cogeco Communications, Inc.	407	21,359
Cogeco, Inc.	545	23,551
Colliers International Group, Inc. (I)	2,300	78,545
Computer Modelling Group, Ltd.	5,720	45,779
Copper Mountain Mining Corp. (I)	8,800	3,338
Corridor Resources, Inc. (I)	4,930	1,717
Corus Entertainment, Inc., B Shares	6,604	68,087
Cott Corp.	8,900	124,412
Crew Energy, Inc. (I)	11,300	50,817
Delphi Energy Corp. (I)	20,245	17,080
Denison Mines Corp. (I)(L)	33,028	18,151
Detour Gold Corp. (I)	7,501	187,648

The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
DirectCash Payments, Inc.	500	$5,070
Dominion Diamond Corp.	7,361	65,123
Dorel Industries, Inc., Class B	2,700	71,850
Dundee Precious Metals, Inc. (I)	8,500	20,264
Enbridge Income Fund Holdings, Inc.	2,092	51,913
Endeavour Silver Corp. (I)	9,243	36,344
Enercare, Inc.	3,602	47,675
Enerflex, Ltd.	4,700	38,853
Enghouse Systems, Ltd.	1,100	46,650
Ensign Energy Services, Inc.	9,500	53,311
Epsilon Energy, Ltd. (I)	3,000	7,547
Equitable Group, Inc.	653	28,299
Essential Energy Services, Ltd.	7,268	3,657
Evertz Technologies, Ltd.	1,712	24,250
exactEarth, Ltd. (I)	1,741	1,873
Exchange Income Corp.	1,368	33,058
Exco Technologies, Ltd.	1,500	14,165
Exeter Resource Corp. (I)	230	290
Extendicare, Inc.	6,230	39,252
Fiera Capital Corp.	1,035	10,270
Firm Capital Mortgage Investment Corp.	1,100	11,716
First Majestic Silver Corp. (I)	8,662	117,666
First National Financial Corp.	700	16,238
FirstService Corp.	2,300	105,195
Fortuna Silver Mines, Inc. (I)	8,670	60,598
Gamehost, Inc.	100	774
Genworth MI Canada, Inc.	2,288	58,690
Gibson Energy, Inc.	7,398	85,836
Glacier Media, Inc. (I)	6,100	3,069
Gluskin Sheff + Associates, Inc.	2,500	32,257
GMP Capital, Inc.	3,026	12,320
goeasy, Ltd.	46	655
Golden Star Resources, Ltd. (I)	27,300	17,539
Gran Tierra Energy, Inc. (I)	19,353	65,012
Granite Oil Corp. (I)	1,167	7,181
Great Canadian Gaming Corp. (I)	3,100	43,119
Great Panther Silver, Ltd. (I)	14,100	23,355
Guyana Goldfields, Inc. (I)	6,600	47,305
Hanfeng Evergreen, Inc. (I)	200	1
Heroux-Devtek, Inc. (I)	1,600	18,577
High Liner Foods, Inc.	1,773	25,869
Home Capital Group, Inc.	2,179	54,005
Horizon North Logistics, Inc.	8,109	10,168
HudBay Minerals, Inc.	18,257	87,190
IAMGOLD Corp. (I)	24,428	101,157
IMAX Corp. (I)	1,202	35,435
Imperial Metals Corp. (I)	4,600	22,680
Innergex Renewable Energy, Inc.	7,256	81,380
Interfor Corp. (I)	4,720	40,443
International Tower Hill Mines, Ltd. (I)	2,300	2,047
Intertape Polymer Group, Inc.	4,500	73,424
Just Energy Group, Inc. (L)	11,140	67,601
K-Bro Linen, Inc.	600	19,496
KAB Distribution, Inc. (I)	7,076	1
Kelt Exploration, Ltd. (I)	1,454	5,323
Kingsway Financial Services, Inc. (I)	425	2,270
Kirkland Lake Gold, Inc. (I)	9,062	74,631
Klondex Mines, Ltd. (I)	11,500	41,747
Knight Therapeutics, Inc. (I)	1,000	6,424
Laurentian Bank of Canada	2,914	108,806
Leon’s Furniture, Ltd.	2,083	24,394
Lightstream Resources, Ltd. (I)	12,560	1,847
Liquor Stores N.A., Ltd.	1,500	10,600

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Long Run Exploration, Ltd. (I)	6,886	$2,772
Lucara Diamond Corp.	19,784	53,290
MacDonald Dettwiler & Associates, Ltd.	683	44,550
Major Drilling Group International, Inc.	6,800	41,159
Mandalay Resources Corp.	9,500	8,750
Manitoba Telecom Services, Inc.	2,120	62,240
Maple Leaf Foods, Inc.	5,183	110,685
Martinrea International, Inc.	7,093	43,921
Medical Facilities Corp.	2,104	30,910
Mitel Networks Corp. (I)	7,200	45,197
Morguard Corp.	100	12,243
Morneau Shepell, Inc.	3,098	42,539
MTY Food Group, Inc.	1,000	33,600
Mullen Group, Ltd.	6,082	66,377
Nautilus Minerals, Inc. (I)	62,676	5,336
Nevsun Resources, Ltd.	10,158	29,799
New Flyer Industries, Inc.	2,279	70,966
New Gold, Inc (I)	11,228	49,103
Newalta Corp.	4,200	6,989
Norbord, Inc.	1,572	30,735
Northland Power, Inc.	6,966	119,699
NuVista Energy, Ltd. (I)	10,105	48,884
Osisko Gold Royalties, Ltd.	5,295	69,223
Painted Pony Petroleum, Ltd. (I)	7,448	43,698
Pan American Silver Corp.	5,400	88,945
Paramount Resources, Ltd., Class A (I)	6,600	54,764
Parex Resources, Inc. (I)	8,116	78,588
Parkland Fuel Corp.	4,934	85,890
Pason Systems, Inc.	5,200	71,885
Pengrowth Energy Corp.	37,750	68,958
Penn West Petroleum, Ltd.	3,746	5,219
PHX Energy Services Corp.	1,500	3,123
Pizza Pizza Royalty Corp.	229	2,609
Platinum Group Metals, Ltd. (I)	500	1,680
PolyMet Mining Corp. (I)	11,854	9,267
Precision Drilling Corp.	16,959	89,918
Premium Brands Holdings Corp.	1,400	58,950
Primero Mining Corp. (I)	8,118	16,903
Pulse Seismic, Inc.	2,882	5,688
QLT, Inc. (I)	100	144
Questerre Energy Corp., Class A (I)	19,444	2,935
Reitmans Canada, Ltd., Class A	3,200	10,898
Richelieu Hardware, Ltd.	4,200	82,410
Richmont Mines, Inc. (I)	2,000	18,561
RMP Energy, Inc. (I)	10,900	10,462
Rocky Mountain Dealerships, Inc.	100	545
Rogers Sugar, Inc.	4,174	19,094
Russel Metals, Inc.	4,789	84,812
Sabina Gold & Silver Corp. (I)	2,375	2,041
Sandstorm Gold, Ltd. (I)	9,631	43,311
Sandvine Corp.	11,600	23,883
Savanna Energy Services Corp. (I)	5,561	7,059
Secure Energy Services, Inc.	8,754	59,830
SEMAFO, Inc. (I)	19,490	93,531
ShawCor, Ltd.	3,073	76,186
Sherritt International Corp. (I)	33,600	20,806
Sienna Senior Living, Inc.	1,555	20,618
Sierra Wireless, Inc. (I)	2,100	35,581
Silver Standard Resources, Inc. (I)	9,762	126,714
Sprott Resource Corp. (I)	9,300	4,319
Sprott, Inc.	9,900	19,693
Stantec, Inc.	422	10,234
Stella-Jones, Inc.	2,800	104,267

The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Stuart Olson Inc	1,600	$7,332
Student Transportation, Inc.	5,290	27,188
SunOpta, Inc. (I)	5,308	22,268
Superior Plus Corp.	9,057	74,730
Surge Energy, Inc.	16,100	31,778
Taseko Mines, Ltd. (I)	16,100	7,851
Tembec, Inc. (I)	3,200	2,675
Teranga Gold Corp. (I)	19,500	17,357
Teranga Gold Corp. (I)	12,432	10,662
The Descartes Systems Group, Inc. (I)	6,000	114,757
The North West Company, Inc.	3,683	83,982
Timmins Gold Corp. (I)	6,378	2,345
TLC Vision Corp. (I)	3,400	8
TORC Oil & Gas, Ltd.	5,080	32,243
Toromont Industries, Ltd.	5,568	162,220
Torstar Corp., Class B	6,800	8,632
Total Energy Services, Inc.	2,409	24,166
TransAlta Corp.	16,304	84,804
TransAlta Renewables, Inc.	2,998	31,002
Transcontinental, Inc., Class A	5,283	71,601
TransForce, Inc.	5,885	109,278
TransGlobe Energy Corp.	5,600	10,316
Trican Well Service, Ltd. (I)	10,563	20,195
Trinidad Drilling, Ltd.	17,619	34,639
Uni-Select, Inc.	930	23,582
Valener, Inc.	1,589	26,960
Vecima Networks, Inc.	479	3,774
Veresen, Inc.	7,507	63,626
Wajax Corp.	1,300	15,073
Wesdome Gold Mines, Ltd. (I)(L)	8,000	12,261
Western Energy Services Corp.	3,316	8,393
Western Forest Products, Inc.	25,850	40,817
Westshore Terminals Investment Corp.	4,189	60,665
Whistler Blackcomb Holdings, Inc.	1,860	34,552
Wi-LAN, Inc.	9,800	24,880
Winpak, Ltd.	1,977	72,641
Xtreme Drilling and Coil Services Corp. (I)	3,452	6,974
Yellow Pages, Ltd. (I)	200	2,836
ZCL Composites, Inc.	3,500	24,300
Zenith Epigenetics Corp. (I)	1,700	289
		8,885,791
China - 0.0%
Bund Center Investment, Ltd.	18,500	9,158
China Gold
International Resources Corp., Ltd. (I)	12,500	22,640
FIH Mobile, Ltd.	40,000	12,892
		44,690
Denmark - 2.3%
ALK-Abello A/S	491	86,085
Alm Brand A/S	7,955	53,385
Amagerbanken A/S (I)	25,580	0
Ambu A/S, Class B (I)	1,232	50,991
Bang & Olufsen A/S (I)	3,937	34,500
Bavarian Nordic A/S (I)	2,241	78,494
D/S Norden A/S (I)	2,246	31,361
Dfds A/S	2,755	120,929
FLSmidth & Company A/S (L)	2,430	86,773
Genmab A/S (I)	2,251	410,466
GN Store Nord A/S	7,647	138,138
IC Group A/S	807	20,777
Jyske Bank A/S	2,238	84,959
Lan & Spar Bank A/S	225	12,145

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
NKT Holding A/S	2,489	$125,877
PER Aarsleff A/S	1,380	30,089
Ringkjoebing Landbobank A/S	386	79,049
Rockwool International A/S, A Shares	59	10,456
Rockwool International A/S, B Shares	501	90,656
Royal Unibrew A/S	3,390	151,650
Santa Fe Group A/S (I)	800	6,564
Schouw & Company A/S	1,093	60,701
SimCorp A/S	2,989	146,690
Solar A/S, B Shares	603	28,005
Spar Nord Bank A/S	8,852	70,991
Sydbank A/S	4,294	107,828
TDC A/S	23,052	112,966
Topdanmark A/S (I)	5,572	132,794
Tryg A/S	2,099	37,582
United International Enterprises	65	11,298
Vestjysk Bank A/S (I)	155	184
William Demant Holding A/S (I)	3,270	63,653
		2,476,036
Faroe Islands - 0.1%
Bakkafrost P/F	2,180	82,250
Finland - 2.7%
Ahlstrom OYJ	63	518
Alma Media OYJ (I)	4,110	17,166
Amer Sports OYJ	8,604	236,054
Apetit OYJ	696	9,579
Atria OYJ	1,021	10,149
BasWare OYJ (I)	538	20,720
Cargotec OYJ, B Shares	3,292	134,166
Caverion Corp.	7,780	49,832
Citycon OYJ	27,617	62,907
Cramo OYJ	2,993	61,662
Elisa OYJ	6,236	239,608
F-Secure OYJ	7,159	21,293
Finnair OYJ (I)	3,281	15,242
Fiskars OYJ ABP	2,710	49,004
HKScan OYJ, A Shares	316	1,085
Huhtamaki OYJ	6,248	259,292
Ilkka-Yhtyma OYJ	1,535	3,313
Kemira OYJ	8,272	98,287
Kesko OYJ, A Shares	263	10,377
Kesko OYJ, B Shares	3,706	157,382
Konecranes OYJ (L)	3,959	100,504
Lassila & Tikanoja OYJ	1,447	26,771
Metsa Board OYJ	17,392	88,545
Metso OYJ	5,246	123,333
Nokian Renkaat OYJ	5,661	202,902
Olvi OYJ, A Shares	1,172	32,912
Oriola-KD OYJ, B Shares	9,290	42,207
Orion OYJ, Class A	1,677	63,227
Orion OYJ, Class B	3,084	119,752
Outokumpu OYJ (I)	16,994	71,437
Outotec OYJ (I)(L)	13,940	63,067
PKC Group OYJ	1,616	30,330
Poyry OYJ (I)	2,864	9,587
Raisio OYJ	8,267	35,494
Ramirent OYJ	4,765	36,518
Rapala VMC OYJ	2,298	11,187
Sanoma OYJ	1,738	10,181
Stockmann OYJ ABP, B Shares (I)	2,666	15,415
Technopolis OYJ	5,548	21,917
Tieto OYJ	3,984	109,112

The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Tikkurila OYJ	2,068	$37,447
Uponor OYJ	4,437	70,367
Vaisala OYJ, A Shares	206	6,477
Valmet OYJ	3,827	51,075
YIT OYJ	12,581	90,764
		2,928,164
France - 4.8%
ABC Arbitrage	1,757	12,234
Air France-KLM (I)	8,947	56,463
Akka Technologies	546	16,788
Albioma SA	1,869	28,788
Alten SA	1,830	107,422
Altran Technologies SA (I)	10,778	142,781
APRIL SA	1,212	15,546
Arkema SA	2,535	193,809
Assystem	1,693	42,667
Beneteau SA	2,042	19,393
BioMerieux	482	65,311
Boiron SA	604	47,310
Bonduelle SCA	1,470	35,356
Burelle SA	28	24,051
Cegedim SA (I)	186	5,676
Cegid Group SA	446	29,909
CGG SA (I)	34,308	24,095
Cie des Alpes	105	2,162
Coface SA (I)	2,044	13,828
Derichebourg SA	5,068	12,966
Edenred	7,063	144,623
Electricite de Strasbourg SA	81	7,898
Elior Participations SCA (S)	1,027	22,285
Elis SA	1,088	19,090
Eramet (I)	341	11,118
Etablissements Maurel et Prom (I)	7,666	24,707
Euler Hermes Group	585	48,583
Faiveley Transport SA	600	58,749
Faurecia	3,465	110,006
Fimalac	10	1,098
Futuren SA (I)	4,793	3,773
Gaztransport Et Technigaz SA	525	15,915
GL Events	213	3,542
Groupe Crit	163	10,855
Groupe Fnac SA (I)	507	27,181
Guerbet	272	16,546
Haulotte Group SA	962	14,632
Havas SA	5,414	41,757
Imerys SA	1,636	104,387
Interparfums SA	837	21,000
Ipsen SA	1,857	113,781
IPSOS	2,286	65,066
Jacquet Metal Service	1,278	16,748
Korian SA	1,760	56,869
Lagardere SCA	7,152	155,571
Lectra	1,346	20,622
LISI	1,205	30,490
Manitou BF SA	880	13,407
Mersen	1,171	17,620
Metropole Television SA	4,400	73,155
Naturex (I)	388	30,805
Neopost SA	2,259	51,778
Nexans SA (I)	2,392	100,018
Nexity SA (I)	2,360	119,382
Nicox SA (I)	546	7,239
Orpea	2,836	232,544

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France (continued)
Pierre & Vacances SA (I)	142	$6,096
Plastic Omnium SA	4,529	126,613
Rallye SA (L)	1,771	30,404
Rexel SA	12,550	157,784
Robertet SA	135	42,031
Rubis SCA	2,665	203,727
Saft Groupe SA	2,197	88,933
Sartorius Stedim Biotech	1,734	116,930
Savencia SA	189	11,540
SEB SA	1,454	175,318
Seche Environnement SA	335	10,372
Societe Internationale de
Plantations d’Heveas SA (I)	50	1,731
Solocal Group (I)(L)	1,735	4,135
Somfy SA	241	85,528
Sopra Steria Group	1,200	123,688
Stef SA	202	14,294
Synergie SA	557	15,937
Technicolor SA	12,585	77,934
Technip SA	2,899	156,909
Teleperformance	3,675	313,045
Television Francaise 1	8,404	89,001
Thermador Groupe	96	8,307
Trigano SA	613	35,347
UBISOFT Entertainment (I)	7,613	277,350
Valneva SE (I)	1,912	4,427
Vetoquinol SA	56	2,279
Vicat SA	878	49,444
VIEL & Compagnie SA	6,040	23,079
Vilmorin & Compagnie SA	734	47,469
Virbac SA (I)	350	63,195
		5,072,242
Gabon - 0.0%
Total Gabon	20	2,943
Germany - 6.3%
Aareal Bank AG	4,192	132,358
ADVA Optical Networking SE (I)	2,463	21,129
Amadeus Fire AG	346	21,928
Aurubis AG	2,832	128,779
Axel Springer SE	1,062	55,759
Bauer AG	314	4,319
BayWa AG	1,348	40,433
Bechtle AG	1,195	126,095
Bertrandt AG	394	38,609
Bijou Brigitte AG	340	22,481
Bilfinger SE (I)	1,326	38,866
Biotest AG	714	13,270
Borussia Dortmund GmbH & Company KGaA	5,769	25,841
CANCOM SE	1,347	66,883
Carl Zeiss Meditec AG	1,949	79,147
CENTROTEC Sustainable AG	476	6,974
Cewe Stiftung & Company KGAA	626	45,646
Clere AG	248	6,940
comdirect bank AG	2,610	26,586
CompuGroup Medical AG	1,153	48,161
CTS Eventim AG & Company KGaA	3,354	102,530
Delticom AG	491	8,476
Deutsche Beteiligungs AG	423	12,379
Deutz AG	7,001	28,920
DMG Mori AG	3,570	168,362
Draegerwerk AG & Company KGaA	82	4,566
Drillisch AG (L)	2,708	104,013

The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Duerr AG	1,941	$147,384
Elmos Semiconductor AG	566	6,972
ElringKlinger AG	2,576	50,712
Evotec AG (I)	2,885	12,244
Fielmann AG	1,171	85,647
Fraport AG Frankfurt Airport
Services Worldwide	1,964	105,155
Freenet AG	8,192	210,974
Fuchs Petrolub SE	1,379	49,611
Gerresheimer AG	1,930	148,671
Gerry Weber International AG	2,449	28,629
Gesco AG	295	23,447
GFK SE	361	14,505
GFT Technologies SE	961	19,305
Grammer AG	1,191	48,164
GRENKE AG	176	30,738
Hamburger Hafen und Logistik AG	2,218	33,200
Heidelberger Druckmaschinen AG (I)	18,003	49,820
Hella KGaA Hueck & Company	811	26,030
HOCHTIEF AG	268	34,602
Hornbach Baumarkt AG	249	6,729
Indus Holding AG	2,123	98,839
Init Innovation In Traffic Systems AG (L)	106	1,539
Isra Vision AG	212	17,239
Jenoptik AG	4,362	71,914
K+S AG	2,172	44,466
KION Group AG	2,565	124,321
Kloeckner & Company SE (I)	7,645	84,513
Koenig & Bauer AG (I)	182	9,266
Kontron AG (I)	4,988	15,506
Krones AG	1,102	116,406
KUKA AG	1,891	224,295
KWS Saat SE	206	68,143
Lanxess AG	3,724	163,383
LEG Immobilien AG (I)	2,491	233,080
Leoni AG	3,125	85,842
LPKF Laser & Electronics AG (I)(L)	2,164	15,385
Manz AG (I)	233	8,664
Medigene AG (I)	760	5,667
MLP AG	5,864	20,828
MTU Aero Engines AG	2,479	231,609
MVV Energie AG	884	19,554
Nemetschek SE	1,992	108,042
Nordex SE (I)	5,058	143,576
Norma Group SE	2,215	104,948
OHB SE	399	7,940
OSRAM Licht AG	2,844	147,766
PATRIZIA Immobilien AG (I)	2,167	52,126
Pfeiffer Vacuum Technology AG	664	62,325
PNE Wind AG	4,544	10,785
Puma SE	194	43,447
QSC AG	6,549	8,269
Rational AG	233	107,830
Rheinmetall AG	3,081	183,255
Rhoen Klinikum AG	3,597	105,289
RIB Software AG	1,641	15,966
SAF-Holland SA	4,007	44,396
Salzgitter AG	2,631	69,564
Schaltbau Holding AG	493	25,160
SGL Carbon SE (I)(L)	2,999	32,836
SHW AG	14	418
Sixt SE	1,292	66,462
SMA Solar Technology AG	916	45,252

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Software AG	4,608	$156,683
STADA Arzneimittel AG	4,642	240,583
STRATEC Biomedical AG	58	3,357
Stroeer SE & Company KGaA	2,153	99,037
Suedzucker AG	5,201	114,555
Suess MicroTec AG (I)	2,259	17,015
TAG Immobilien AG	6,757	88,666
Takkt AG	2,476	48,676
TLG Immobilien AG	1,716	36,091
Tom Tailor Holding AG (I)	710	2,711
Vossloh AG (I)	859	53,071
VTG AG	1,231	35,641
Wacker Chemie AG	578	50,618
Wacker Neuson SE	2,553	39,599
Washtec AG	850	29,736
Wincor Nixdorf AG (I)	2,171	126,306
XING AG	155	29,582
		6,730,027
Gibraltar - 0.0%
888 Holdings PLC	12,231	33,463
Greece - 0.0%
Alapis Holding Industrial & Commercial SA of
Pharmaceutical Chemical Products (I)	3,303	150
TT Hellenic Postbank SA (I)	12,594	0
		150
Guernsey, Channel Islands - 0.0%
Raven Russia, Ltd. (I)	6,473	3,210
Hong Kong - 3.1%
Allied Group, Ltd.	6,000	30,922
Allied Properties HK, Ltd.	160,000	30,102
APAC Resources, Ltd. (I)	102,646	1,577
APT Satellite Holdings, Ltd.	32,250	22,664
Asia Financial Holdings, Ltd.	26,000	15,860
Asia Satellite
Telecommunications Holdings, Ltd.	2,500	3,600
ASM Pacific Technology, Ltd.	2,000	14,381
Associated International Hotels, Ltd.	44,000	119,248
Bonjour Holdings, Ltd.	162,800	7,275
Bright Smart Securities &
Commodities Group, Ltd.	26,000	7,706
Brightoil Petroleum Holdings, Ltd.	33,000	9,696
Brockman Mining, Ltd. (I)	740,840	8,534
Burwill Holdings, Ltd. (I)	292,000	9,403
Cafe de Coral Holdings, Ltd.	26,000	81,661
Champion Technology Holdings, Ltd. (I)	545,220	7,483
Chen Hsong Holdings	10,000	1,998
Cheuk Nang Holdings, Ltd.	3,176	2,456
China Billion Resources, Ltd. (I)	48,960	221
China Energy Development Holdings, Ltd. (I)	634,000	8,555
China Metal International Holdings, Inc.	12,000	3,869
China Solar Energy Holdings, Ltd. (I)	42,500	986
China Wah Yan Healthcare, Ltd. (I)	99,900	2,007
Chow Sang Sang Holdings International, Ltd.	22,000	38,982
Chuang’s Consortium International, Ltd.	30,948	6,051
CITIC Telecom International Holdings, Ltd.	112,000	42,347
CK Life Sciences International Holdings, Inc.	282,000	25,618
CP Lotus Corp. (I)	220,000	4,151
Cross-Harbour Holdings, Ltd.	18,000	24,494
CSI Properties, Ltd	245,066	8,715
Dah Sing Banking Group, Ltd.	34,400	63,954
Dah Sing Financial Holdings, Ltd.	15,720	97,149

The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Dickson Concepts International, Ltd.	29,000	$9,998
EganaGoldpfeil Holdings, Ltd. (I)	103,373	0
Emperor Capital Group, Ltd.	192,000	16,972
Emperor Entertainment Hotel, Ltd.	40,000	9,602
Emperor International Holdings, Ltd.	97,333	19,538
Esprit Holdings, Ltd. (I)	94,700	70,588
eSun Holdings, Ltd. (I)	74,000	5,555
Far East Consortium International, Ltd.	122,286	38,733
First Pacific Company, Ltd.	36,000	26,136
Future Bright Holdings, Ltd.	6,000	575
G-Resources Group, Ltd.	2,014,800	38,605
Get Nice Financial Group, Ltd. (I)	14,775	2,057
Get Nice Holdings, Ltd.	591,000	20,358
Giordano International, Ltd.	100,000	46,158
Global Brands Group Holding, Ltd. (I)	304,000	26,746
Glorious Sun Enterprises, Ltd.	96,000	11,939
Guotai Junan International Holdings, Ltd.	131,000	45,030
Haitong International Securities Group, Ltd.	108,665	65,985
Hang Fung Gold Technology, Ltd. (I)	90,000	0
Hanison Construction Holdings, Ltd.	27,441	4,380
Harbour Centre Development, Ltd.	38,000	64,908
HKR International, Ltd.	75,200	30,870
Hong Kong Aircraft
Engineering Company, Ltd.	2,000	12,822
Hong Kong Ferry Holdings Company, Ltd.	29,000	32,550
Hongkong Chinese, Ltd.	66,000	11,984
Hopewell Holdings, Ltd.	23,500	74,721
Hsin Chong Group Holdings, Ltd.	170,000	16,563
Hung Hing Printing Group, Ltd.	82,000	10,399
Hutchison Telecommunications Hong
Kong Holdings, Ltd.	136,000	46,070
Imagi International Holdings, Ltd. (I)	21,250	665
IT, Ltd.	44,601	13,291
Johnson Electric Holdings, Ltd.	10,500	23,498
K Wah International Holdings, Ltd.	126,813	63,131
Kerry Logistics Network, Ltd.	7,500	9,691
Kowloon Development Company, Ltd.	22,000	21,051
Lai Sun Development Company, Ltd.	766,000	11,808
Lifestyle International Holdings, Ltd.	37,500	63,024
Lippo China Resources, Ltd.	36,000	997
Liu Chong Hing Investment, Ltd.	16,000	18,910
Luk Fook Holdings International, Ltd.	30,000	66,317
Man Wah Holdings, Ltd.	44,800	64,636
Mandarin Oriental International, Ltd.	8,000	10,845
Mason Financial Holdings, Ltd. (I)	640,000	24,913
Melco International Development, Ltd.	43,000	40,334
Midland Holdings, Ltd. (I)	48,000	13,235
NetMind Financial Holdings, Ltd. (I)	2,210,240	23,931
New Times Energy Corp., Ltd. (I)	39,450	826
NewOcean Energy Holdings, Ltd.	106,000	34,811
Noble Group, Ltd. (I)(L)	281,400	42,612
Orient Overseas International, Ltd.	14,500	49,500
Pacific Andes International Holdings, Ltd. (I)	328,006	6,173
Pacific Basin Shipping, Ltd. (I)	166,000	15,711
Pacific Textiles Holdings, Ltd.	51,000	63,714
Paliburg Holdings, Ltd.	46,000	12,921
Paradise Entertainment, Ltd. (I)	52,000	8,066
Peace Mark Holdings, Ltd. (I)	164,000	0
Pearl Oriental Oil, Ltd. (I)	186,000	7,253
Pico Far East Holdings, Ltd.	100,000	28,270
Playmates Holdings, Ltd.	7,800	10,238
Playmates Toys, Ltd.	8,000	1,522
Polytec Asset Holdings, Ltd.	150,000	9,874

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
PYI Corp., Ltd.	372,000	$7,580
Regal Hotels International Holdings, Ltd.	36,000	17,771
Sa Sa International Holdings, Ltd.	85,037	33,451
SEA Holdings, Ltd.	4,000	9,677
Shangri-La Asia, Ltd.	2,000	2,008
Shenwan Hongyuan HK, Ltd.	20,000	10,259
Shun Tak Holdings, Ltd.	144,250	45,633
Singamas Container Holdings, Ltd.	114,000	10,937
Sitoy Group Holdings, Ltd.	14,000	5,661
SmarTone Telecommunications Holdings, Ltd.	31,500	56,284
SOCAM Development, Ltd. (I)	16,674	7,788
South China Holdings Company, Ltd. (I)	512,000	38,532
Stella International Holdings, Ltd.	25,000	44,263
Sun Hung Kai & Company, Ltd.	25,000	14,720
TAI Cheung Holdings, Ltd.	46,000	37,975
Tao Heung Holdings, Ltd.	14,000	3,309
Television Broadcasts, Ltd.	19,100	65,560
Texwinca Holdings, Ltd.	60,000	44,549
The Hongkong & Shanghai Hotels, Ltd.	25,500	25,892
Titan Petrochemicals Group, Ltd. (I)	500,000	3,964
Tradelink Electronic Commerce, Ltd.	50,000	10,087
Transport International Holdings, Ltd.	19,200	50,355
Trinity, Ltd. (I)	74,000	5,276
United Laboratories
International Holdings, Ltd. (I)	42,000	16,674
Upbest Group, Ltd.	110,000	31,127
Value Partners Group, Ltd.	62,000	57,412
Varitronix International, Ltd.	18,000	9,577
Victory City International Holdings, Ltd.	113,060	5,705
Vitasoy International Holdings, Ltd.	60,000	109,150
VST Holdings, Ltd.	75,200	21,451
VTech Holdings, Ltd.	6,900	72,743
Wai Kee Holdings, Ltd.	68,000	20,237
Wing Tai Properties, Ltd.	102,000	56,232
Xinyi Automobile Glass Hong
Kong Enterprises, Ltd. (I)	19,875	6,968
Xinyi Glass Holdings, Ltd. (I)	159,000	117,611
YGM Trading, Ltd.	10,000	5,357
Yugang International, Ltd.	312,000	5,181
		3,310,231
India - 0.0%
Vedanta Resources PLC	2,671	14,926
Ireland - 0.7%
C&C Group PLC	19,897	78,038
FBD Holdings PLC (I)	1,839	11,652
Glanbia PLC	6,187	116,471
Grafton Group PLC	12,401	81,994
Greencore Group PLC	21,443	88,246
IFG Group PLC	8,615	20,388
Irish Continental Group PLC	8,389	39,163
Kingspan Group PLC	7,594	164,534
Paddy Power Betfair PLC	214	22,491
Paddy Power Betfair PLC	167	17,572
UDG Healthcare PLC	18,184	143,903
		784,452
Isle of Man - 0.2%
GVC Holdings PLC	10,747	80,701
Hansard Global PLC	6,816	9,495
Playtech PLC	12,183	129,609
		219,805

The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Israel - 0.6%
Africa Israel Investments, Ltd. (I)(L)	7,409	$1,993
Airport City, Ltd. (I)	4,247	41,591
Amot Investments, Ltd.	4,144	16,896
Cellcom Israel, Ltd. (I)	825	5,420
Cellcom Israel, Ltd. (I)	1,966	13,142
Ceragon Networks, Ltd. (I)	220	355
Clal Biotechnology Industries, Ltd. (I)	3,950	2,875
Clal Insurance Enterprise Holdings, Ltd. (I)	1,968	19,849
Compugen, Ltd. (I)	1,251	7,932
Delek Automotive Systems, Ltd.	2,996	25,069
Delta-Galil Industries, Ltd.	618	16,598
Electra, Ltd.	37	4,568
First International Bank of Israel, Ltd.	698	8,542
Frutarom Industries, Ltd.	472	21,791
Gilat Satellite Networks, Ltd. (I)	215	917
Hadera Paper, Ltd. (I)	244	7,141
Harel Insurance Investments &
Financial Services, Ltd.	10,502	36,681
Israel Discount Bank, Ltd., Class A (I)	13,862	23,871
Jerusalem Oil Exploration (I)	782	30,507
Kamada, Ltd. (I)	1,616	5,964
Matrix IT, Ltd.	2,095	13,350
Mazor Robotics, Ltd. (I)	891	7,933
Melisron, Ltd.	701	28,180
Menorah Mivtachim Holdings, Ltd. (I)	1,766	13,737
Migdal Insurance & Financial Holding, Ltd.	13,577	7,759
Mivtach Shamir Holdings, Ltd.	397	7,897
Naphtha Israel Petroleum Corp., Ltd. (I)	2,030	9,957
Nova Measuring Instruments, Ltd. (I)	376	4,108
Oil Refineries, Ltd. (I)	53,675	18,929
Partner Communications Company, Ltd. (I)	2,939	13,463
Paz Oil Company, Ltd.	378	60,723
Rami Levy Chain Stores Hashikma
Marketing 2006, Ltd.	449	16,922
Sapiens International Corp. NV	836	9,711
Shikun & Binui, Ltd.	16,067	27,384
Shufersal, Ltd.	9,143	30,607
Strauss Group, Ltd.	806	12,669
The Phoenix Holdings, Ltd. (I)	2,821	6,472
Tower Semiconductor, Ltd. (I)	3,359	40,702
		622,205
Italy - 3.8%
A2A SpA	67,835	88,950
ACEA SpA	5,780	70,241
Amplifon SpA	9,264	86,701
Anima Holding SpA (S)	2,483	11,706
Ansaldo STS SpA	5,875	66,804
Arnoldo Mondadori Editore SpA (I)	12,613	13,425
Ascopiave SpA	2,314	6,927
Astaldi SpA	4,499	18,226
Autogrill SpA	9,730	78,664
Azimut Holding SpA	6,980	113,885
Banca Generali SpA	4,148	83,141
Banca IFIS SpA	1,301	26,355
Banca Mediolanum SpA	6,451	44,277
Banca Popolare dell’Emilia Romagna SC	28,867	105,983
Banca Popolare dell’Etruria e del Lazio SC (I)	13,061	0
Banca Popolare di Milano Scarl	261,987	107,697
Banca Popolare di Sondrio Scarl	22,606	58,118
Banca Profilo SpA	24,032	4,755
Banco Popolare SC	21,842	52,406
Biesse SpA	835	10,512
Brembo SpA	2,573	141,736

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Buzzi Unicem SpA	4,611	$80,804
Cairo Communication SpA	2,348	11,732
Cementir Holding SpA	6,150	24,627
Cerved Information Solutions SpA	7,734	60,931
CIR-Compagnie Industriali Riunite SpA	39,165	42,351
Credito Emiliano SpA	9,474	57,489
Credito Valtellinese SC (L)	79,817	36,499
Danieli & C Officine Meccaniche SpA	1,823	32,492
Datalogic SpA	981	15,805
Davide Campari Milano SpA	14,723	145,738
De’Longhi SpA	2,796	66,628
DeA Capital SpA (I)	4,665	5,502
DiaSorin SpA	1,678	102,615
Ei Towers SpA (I)	1,086	55,108
Engineering SpA (I)	449	32,849
ERG SpA	5,628	64,190
Esprinet SpA	3,554	20,415
Eurotech SpA (I)	1,562	2,367
Falck Renewables SpA	9,073	7,051
FinecoBank Banca Fineco SpA	3,077	20,096
Geox SpA	8,390	26,016
Gruppo Editoriale L’Espresso SpA (I)	18,304	15,108
Hera SpA	62,355	170,191
IMMSI SpA	6,756	3,011
Industria Macchine Automatiche SpA	816	49,120
Interpump Group SpA	5,467	85,656
Iren SpA	48,658	75,001
Italcementi SpA (I)	8,870	103,971
Italmobiliare SpA	827	29,055
Juventus Football Club SpA (I)	23,150	6,541
Maire Tecnimont SpA	10,323	25,975
MARR SpA	2,608	49,427
Mediaset SpA	38,140	133,378
Moncler SpA	2,891	45,641
Parmalat SpA	23,646	61,492
Piaggio & C SpA	17,916	31,464
Prysmian SpA	8,789	192,912
Recordati SpA	6,917	208,061
Reply SpA	376	47,978
Safilo Group SpA (I)	2,378	18,073
Saipem SpA (I)	146,970	58,763
Salini Impregilo SpA	8,412	23,873
Salvatore Ferragamo SpA	2,121	43,234
Saras SpA	23,795	41,359
SAVE SpA	890	12,768
Societa Cattolica di Assicurazioni SCRL	14,793	93,759
Societa Iniziative Autostradali e Servizi SpA	5,263	45,426
Sogefi SpA (I)	3,551	5,208
SOL SpA	2,802	28,282
Tod’s SpA	590	31,629
Trevi Finanziaria Industriale SpA	9,838	13,568
Unipol Gruppo Finanziario SpA	18,195	42,844
Vittoria Assicurazioni SpA	2,112	20,376
Yoox Net-A-Porter Group SpA (I)	3,137	72,806
Zignago Vetro SpA	1,669	10,151
		3,997,915
Japan - 23.2%
Accordia Golf Company, Ltd.	2,900	30,364
Achilles Corp.	10,000	12,206
Adastria Company, Ltd.	1,820	72,121
ADEKA Corp.	7,300	88,468
Advan Company, Ltd.	1,000	11,072
Advantest Corp.	400	4,462

The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Aeon Delight Company, Ltd.	200	$5,448
Ai Holdings Corp.	2,700	63,235
Aica Kogyo Company, Ltd.	2,900	66,275
Aichi Corp.	3,200	22,838
Aichi Steel Corp.	10,000	44,386
Aida Engineering, Ltd.	4,500	36,983
Ain Holdings, Inc.	400	31,027
Aiphone Company, Ltd.	1,300	21,575
Airport Facilities Company, Ltd.	1,200	5,856
Aisan Industry Company, Ltd.	2,500	16,176
Akebono Brake Industry Company, Ltd. (I)	2,300	4,487
Alpen Company, Ltd.	1,700	27,805
Alpha Systems, Inc.	840	13,423
Alpine Electronics, Inc.	3,300	32,341
Amano Corp.	4,300	74,903
Anest Iwata Corp.	1,800	15,497
Anicom Holdings, Inc.	400	11,315
Anritsu Corp.	9,800	56,552
AOKI Holdings, Inc.	4,000	41,429
Aoyama Trading Company, Ltd.	2,500	92,191
Arcland Sakamoto Company, Ltd.	2,400	26,649
Arcs Company, Ltd.	3,125	74,597
Ariake Japan Company, Ltd.	600	35,722
Arisawa Manufacturing Company, Ltd.	2,900	14,798
Arrk Corp. (I)	4,200	2,968
As One Corp.	400	16,087
Asahi Company, Ltd.	800	11,496
Asahi Diamond Industrial Company, Ltd.	3,900	30,199
Asahi Holdings, Inc.	1,800	26,076
Asahi Yukizai Corp.	6,000	11,240
Asatsu-DK, Inc.	2,300	54,425
ASKA Pharmaceutical Company, Ltd.	1,600	26,918
Atom Corp.	2,000	13,266
Atsugi Company, Ltd.	12,000	12,477
Autobacs Seven Company, Ltd.	4,300	60,946
Avex Group Holdings, Inc.	2,500	28,297
Axell Corp.	100	658
Axial Retailing, Inc.	800	27,699
Azbil Corp.	1,800	53,009
Bando Chemical Industries, Ltd.	5,000	24,160
Bank of the Ryukyus, Ltd.	3,000	29,870
Belc Company, Ltd.	500	20,845
Belluna Company, Ltd.	2,100	11,785
Bic Camera, Inc.	2,200	20,257
BML, Inc.	900	41,223
Broadleaf Company, Ltd.	500	4,608
Bunka Shutter Company, Ltd.	5,000	40,105
CAC Holdings Corp.	1,500	11,515
Calsonic Kansei Corp.	7,000	53,198
Can Do Company, Ltd.	900	14,349
Canon Electronics, Inc.	1,700	23,483
Capcom Company, Ltd.	1,600	36,923
Cawachi, Ltd.	1,400	33,428
Central Glass Company, Ltd.	17,000	73,088
Chino Corp.	400	3,819
Chiyoda Company, Ltd.	800	17,680
Chiyoda Integre Company, Ltd.	800	14,809
Chofu Seisakusho Company, Ltd.	1,700	41,317
Chubu Shiryo Company, Ltd.	2,000	14,124
Chudenko Corp.	2,600	52,428
Chuetsu Pulp & Paper Company, Ltd.	5,000	9,982
Chugai Mining Company, Ltd. (I)	25,400	4,932
Chugai Ro Company, Ltd.	5,000	10,564

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Chugoku Marine Paints, Ltd.	4,000	$24,574
Ci:z Holdings Company, Ltd.	1,000	21,940
Citizen Holdings Company, Ltd.	7,800	37,964
CKD Corp.	4,100	30,663
Clarion Company, Ltd. (L)	8,000	19,641
Cleanup Corp.	2,100	15,490
CMK Corp. (I)	5,400	21,793
cocokara fine, Inc.	1,140	59,082
Colowide Company, Ltd.	2,200	39,779
COMSYS Holdings Corp.	1,700	27,561
CONEXIO Corp.	1,900	23,815
COOKPAD, Inc.	700	8,581
Corona Corp.	300	2,963
Cosel Company, Ltd.	1,200	12,281
Cosmo Energy Holdings Company, Ltd.	3,400	41,679
Create Restaurants Holdings, Inc.	2,500	22,928
Dai Nippon Toryo Company, Ltd.	12,000	22,270
Dai-Dan Company, Ltd.	2,000	14,778
Daibiru Corp.	3,400	29,250
Daido Metal Company, Ltd.	3,000	28,737
Daido Steel Company, Ltd.	5,000	17,126
Daidoh, Ltd.	2,000	8,539
Daifuku Company, Ltd.	4,600	82,385
Daihen Corp.	8,000	35,041
Daiichi Jitsugyo Company, Ltd.	4,000	17,268
Daiichikosho Company, Ltd.	1,100	46,114
Daiken Corp.	5,000	15,938
Daiken Medical Company, Ltd.	400	3,042
Daikoku Denki Company, Ltd.	800	11,221
Daikyo, Inc.	19,000	27,548
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	7,000	28,057
Daio Paper Corp.	7,000	76,255
Daiseki Company, Ltd.	2,500	48,348
Daisyo Corp.	800	11,795
Daiwa Industries, Ltd.	2,000	17,213
Daiwabo Holdings Company, Ltd.	17,000	36,052
DCM Holdings Company, Ltd.	7,700	65,815
Denka Company, Ltd.	13,000	52,573
Denki Kogyo Company, Ltd.	5,000	21,752
Denyo Company, Ltd.	900	9,314
Descente, Ltd.	2,300	24,843
DMG Mori Company, Ltd.	2,600	25,085
Doshisha Company, Ltd.	1,700	32,660
Doutor Nichires Holdings Company, Ltd.	2,900	50,483
Dowa Holdings Company, Ltd.	3,000	15,463
DTS Corp.	900	16,738
Dunlop Sports Company, Ltd.	1,300	11,711
Duskin Company, Ltd.	3,700	62,479
Dydo Drinco, Inc.	900	48,021
Eagle Industry Company, Ltd.	800	9,309
EDION Corp.	6,100	50,314
Eiken Chemical Company, Ltd.	1,400	30,664
Eizo Corp.	1,500	40,138
Elematec Corp.	700	14,082
en-japan, Inc.	800	14,862
Enplas Corp.	400	10,545
EPS Holdings, Inc.	1,800	22,615
ESPEC Corp.	1,600	19,873
Excel Company, Ltd.	900	11,620
Exedy Corp.	1,100	23,551
F@N Communications Inc.	2,000	15,510
Fancl Corp.	1,800	24,941

The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
FCC Company, Ltd.	2,800	$45,529
Feed One Holdings Company, Ltd.	15,040	16,791
Ferrotec Corp.	2,600	36,852
Fields Corp.	1,500	18,577
Financial Products Group Company, Ltd.	2,700	27,873
Foster Electric Company, Ltd.	2,100	33,247
FP Corp.	1,100	53,243
France Bed Holdings Company, Ltd.	2,200	20,084
Fudo Tetra Corp.	10,800	16,303
Fuji Company, Ltd.	1,400	33,791
Fuji Corp., Ltd.	100	634
Fuji Kyuko Company, Ltd.	1,000	13,982
Fuji Oil Company, Ltd	4,400	14,635
Fuji Oil Holdings, Inc.	4,600	85,762
Fuji Seal International, Inc.	1,700	60,083
Fuji Soft, Inc.	1,800	42,612
Fujibo Holdings, Inc.	7,000	16,894
Fujicco Company, Ltd.	1,000	28,730
Fujikura Kasei Company, Ltd.	2,000	10,758
Fujikura, Ltd.	15,000	69,281
Fujimi, Inc.	500	7,344
Fujimori Kogyo Company, Ltd.	1,100	20,799
Fujisash Company, Ltd.	4,900	4,125
Fujita Kanko, Inc.	3,000	11,109
Fujitec Company, Ltd.	5,000	43,175
Fujitsu General, Ltd.	3,000	66,818
Fukushima Industries Corp.	500	14,738
Fukuyama Transporting Company, Ltd.	7,000	36,825
Funai Electric Company, Ltd.	2,600	22,913
Funai Soken Holdings, Inc.	1,200	16,287
Furukawa Company, Ltd.	19,000	26,823
Furukawa Electric Company, Ltd.	7,000	16,219
Furuno Electric Company, Ltd.	2,400	12,275
Fuso Pharmaceutical Industries, Ltd.	5,000	13,353
Futaba Corp.	2,900	55,245
Futaba Industrial Company, Ltd.	3,400	15,994
Future Corp.	200	1,464
Fuyo General Lease Company, Ltd.	1,700	69,070
G-Tekt Corp.	600	7,336
Gakken Holdings Company, Ltd.	4,000	9,746
Gecoss Corp.	400	3,901
Geo Holdings Corp.	2,700	36,333
GLOBERIDE, Inc.	1,000	16,400
Glory, Ltd.	1,600	43,535
GMO Internet, Inc.	2,600	27,094
GMO Payment Gateway, Inc.	600	34,102
Godo Steel, Ltd.	10,000	14,848
Goldcrest Company, Ltd.	1,690	26,739
Gree, Inc.	2,900	16,436
GS Yuasa Corp.	6,000	23,012
Gulliver International Company, Ltd.	3,900	32,011
Gun-Ei Chemical Industry Company, Ltd.	4,000	10,860
Gunze, Ltd.	13,000	36,315
Gurunavi, Inc.	1,400	40,593
H2O Retailing Corp.	100	1,350
Hakuto Company, Ltd.	1,300	10,826
Hamakyorex Company, Ltd.	1,000	18,484
Hanwa Company, Ltd.	14,000	73,141
Happinet Corp.	1,000	8,348
Harima Chemicals, Inc.	2,000	9,852
Hazama Corp.	10,090	56,044
Heiwa Corp.	700	14,198
Heiwa Real Estate Company, Ltd.	2,800	35,614

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Heiwado Company, Ltd.	2,000	$38,946
Hibiya Engineering, Ltd.	1,500	22,230
Hiday Hidaka Corp.	696	16,900
Hioki EE Corp.	500	9,472
Hiramatsu, Inc.	300	1,874
HIS Company, Ltd.	1,400	45,213
Hisaka Works, Ltd.	2,000	16,502
Hitachi Koki Company, Ltd.	4,200	25,119
Hitachi Kokusai Electric, Inc.	4,000	66,987
Hitachi Transport System, Ltd.	2,200	36,192
Hitachi Zosen Corp.	11,700	56,604
Hodogaya Chemical Company, Ltd.	7,000	18,629
Hogy Medical Company, Ltd.	900	62,638
Hokkaido Electric Power Company, Inc.	7,200	58,487
Hokkaido Gas Company, Ltd.	3,000	8,036
Hokkan Holdings, Ltd.	5,000	14,600
Hokuetsu Industries Company, Ltd.	2,000	11,207
Hokuetsu Kishu Paper Company, Ltd.	9,500	65,345
Hokuhoku Financial Group, Inc.	27,000	30,751
Hokuto Corp.	1,600	29,427
Honeys Company, Ltd.	1,350	14,780
Hoosiers Holdings	1,500	7,996
Horiba, Ltd.	2,500	109,997
Hosiden Corp.	4,400	27,356
Hosokawa Micron Corp.	3,000	15,443
House Foods Group, Inc.	600	13,916
Ibiden Company, Ltd.	5,200	58,794
IBJ Leasing Company, Ltd.	1,900	32,813
Ichikoh Industries, Ltd.	4,000	10,292
Ichiyoshi Securities Company, Ltd.	2,800	20,189
Icom, Inc.	500	9,801
Idec Corp.	2,500	22,135
Ihara Chemical Industry Company, Ltd.	1,200	12,493
Iino Kaiun Kaisha, Ltd.	5,200	19,237
Ikegami Tsushinki Company, Ltd.	4,000	4,525
Imasen Electric Industrial	1,700	14,055
Imperial Hotel, Ltd.	200	4,338
Inaba Denki Sangyo Company, Ltd.	1,600	54,801
Inaba Seisakusho Company, Ltd.	200	2,609
Inabata & Company, Ltd.	4,000	36,306
Inageya Company, Ltd.	1,500	19,813
Ines Corp.	2,700	26,727
Intage Holdings, Inc.	900	13,598
Internet Initiative Japan, Inc.	2,400	49,167
Inui Global Logistics Company, Ltd.	875	7,842
Iriso Electronics Company, Ltd.	700	39,077
Iseki & Company, Ltd.	12,000	26,215
Ishihara Sangyo Kaisha, Ltd. (I)	32,000	18,860
Itochu Enex Company, Ltd.	3,800	33,720
Itochu-Shokuhin Company, Ltd.	600	24,013
Itoham Yonekyu Holdings, Inc. (I)	8,000	81,422
IwaiCosmo Holdings, Inc.	900	7,495
Iwatani Corp.	11,000	62,399
J Trust Company, Ltd.	2,100	15,419
J-Oil Mills, Inc.	9,000	29,691
Jalux, Inc.	500	8,368
Jamco Corp.	500	9,158
Janome Sewing Machine Company, Ltd. (I)	1,200	6,643
Japan Aviation Electronics Industry, Ltd.	4,000	55,175
Japan Communications, Inc. (I)(L)	6,000	13,569
Japan Digital Laboratory Company, Ltd.	1,500	20,398
Japan Display, Inc. (I)	9,500	15,455
Japan Drilling Company, Ltd.	400	8,604

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Pulp & Paper Company, Ltd.	6,000	$19,222
Japan Radio Company, Ltd.	3,000	7,576
Japan Transcity Corp.	5,000	16,650
Jastec Company, Ltd.	400	3,749
JBCC Holdings, Inc.	1,900	12,258
Jeol, Ltd.	9,000	34,469
Jin Company, Ltd.	800	31,397
JMS Company, Ltd.	1,000	2,754
Joshin Denki Company, Ltd.	3,000	25,270
JSP Corp.	800	15,891
Juki Corp.	1,400	12,566
JVC Kenwood Corp.	9,070	18,643
K&O Energy Group, Inc.	1,500	19,050
K’s Holdings Corp.	1,600	29,859
kabu.com Securities Company, Ltd.	11,400	36,932
Kadokawa Dwango Corp.	3,636	47,819
Kaga Electronics Company, Ltd.	1,100	12,448
Kameda Seika Company, Ltd.	700	40,024
Kamei Corp.	2,000	16,015
Kanamoto Company, Ltd.	1,900	37,024
Kandenko Company, Ltd.	7,000	57,259
Kanematsu Corp.	34,000	53,729
Kanematsu Electronics, Ltd.	700	12,353
Kanto Denka Kogyo Company, Ltd.	2,000	19,747
Kappa Create Company, Ltd.	500	6,244
Kasai Kogyo Company, Ltd.	1,000	9,073
Katakura Industries Company, Ltd.	2,100	23,335
Kato Sangyo Company, Ltd.	2,200	51,574
Kato Works Company, Ltd.	2,000	7,722
Kawai Musical Instruments
Manufacturing Company, Ltd.	600	11,543
Kawasaki Kisen Kaisha, Ltd. (L)	30,000	70,714
Keihin Corp.	1,600	24,688
Kenedix, Inc.	1,600	6,013
Key Coffee, Inc.	800	14,742
Kimoto Company, Ltd.	3,000	4,384
Kintetsu World Express, Inc.	2,600	31,498
Kinugawa Rubber Industrial Company, Ltd.	3,000	22,707
Kissei Pharmaceutical Company, Ltd.	2,000	40,126
Kitz Corp.	7,800	37,013
KLab, Inc. (I)	2,100	13,341
Koa Corp.	2,300	16,229
Koatsu Gas Kogyo Company, Ltd.	3,000	17,718
Kohnan Shoji Company, Ltd.	1,800	33,348
Kohsoku Corp.	1,400	11,460
Kojima Company, Ltd.	3,000	6,973
Kokuyo Company, Ltd.	6,500	92,593
Komatsu Seiren Company, Ltd.	2,000	11,839
Komeri Company, Ltd.	700	18,253
Komori Corp.	4,500	50,370
Konishi Company, Ltd.	2,200	28,340
Kumagai Gumi Company, Ltd.	3,000	8,503
Kura Corp.	800	46,992
Kurabo Industries, Ltd.	16,000	28,392
Kureha Corp.	12,000	42,118
Kurimoto, Ltd.	10,000	15,321
Kuroda Electric Company, Ltd.	2,400	41,222
Kusuri No Aoki Company, Ltd.	400	26,100
KYB Corp.	2,000	6,481
Kyodo Printing Company, Ltd.	8,000	24,522
Kyoei Steel, Ltd.	1,100	16,734
Kyokuto Kaihatsu Kogyo Company, Ltd.	900	8,457
Kyokuto Securities Company, Ltd.	800	8,474

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kyokuyo Company, Ltd.	7,000	$17,693
KYORIN Holdings, Inc.	3,100	60,788
Kyoritsu Maintenance Company, Ltd.	780	52,235
Kyosan Electric Manufacturing Company, Ltd.	2,000	6,503
Kyowa Exeo Corp.	6,700	83,822
Kyudenko Corp.	2,000	59,198
Kyushu Financial Group, Inc.	7,220	35,787
Lasertec Corp.	900	11,000
LEC, Inc.	700	12,224
Leopalace21 Corp.	12,500	87,801
Life Corp.	1,200	32,395
Lintec Corp.	1,600	31,334
Macnica Fuji Electronics Holdings, Inc.	3,050	31,558
Maeda Corp.	10,000	78,261
Maeda Road Construction Company, Ltd.	4,000	68,322
Maezawa Kasei Industries Company, Ltd.	1,100	10,792
Maezawa Kyuso Industries Company, Ltd.	900	11,518
Makino Milling Machine Company, Ltd.	8,000	40,884
Mandom Corp.	500	23,012
Mani, Inc.	600	10,225
Mars Engineering Corp.	700	14,462
Marubun Corp.	200	1,137
Marudai Food Company, Ltd.	8,000	38,132
Maruha Nichiro Corp.	2,738	74,628
Maruwa Company, Ltd.	600	17,631
Marvelous, Inc.	1,400	11,498
Matsuda Sangyo Company, Ltd.	1,400	17,225
Matsuya Foods Company, Ltd.	700	18,489
Max Company, Ltd.	3,000	34,091
Megachips Corp.	800	8,839
Megmilk Snow Brand Company, Ltd.	2,700	94,200
Meidensha Corp.	9,000	29,273
Meiko Network Japan Company, Ltd.	1,100	13,388
Meitec Corp.	2,100	71,381
Meito Sangyo Company, Ltd.	900	11,326
Melco Holdings, Inc.	700	14,346
Micronics Japan Company, Ltd.	1,200	10,681
Milbon Company, Ltd.	556	25,071
Mimasu Semiconductor Industry Company, Ltd.	1,400	13,151
Ministop Company, Ltd.	1,100	17,880
Mirait Holdings Corp.	5,440	53,483
Misawa Homes Company, Ltd.	2,000	13,545
Mitsuba Corp.	3,100	33,433
Mitsubishi Paper Mills, Ltd. (I)	26,000	17,971
Mitsubishi Pencil Company, Ltd.	1,000	46,867
Mitsubishi Shokuhin Company, Ltd.	200	5,247
Mitsubishi Steel Manufacturing Company, Ltd.	10,000	15,104
Mitsuboshi Belting, Ltd.	4,000	31,188
Mitsui Engineering &
Shipbuilding Company, Ltd.	29,000	39,963
Mitsui High-Tec, Inc.	2,200	13,534
Mitsui Home Company, Ltd.	3,000	12,677
Mitsui Matsushima Company, Ltd.	10,000	9,980
Mitsui Mining & Smelting Company, Ltd.	36,000	60,094
Mitsui Sugar Company, Ltd.	5,000	23,625
Mitsui-Soko Holdings Company, Ltd.	3,000	8,028
Mitsumi Electric Company, Ltd. (I)	2,200	8,874
Mitsuuroko Group Holdings Company, Ltd.	3,200	15,422
Miyazaki Bank, Ltd.	14,000	34,895
Mizuno Corp.	7,000	32,843
Mochida Pharmaceutical Company, Ltd.	400	32,323
Modec, Inc.	900	13,816
Monex Group, Inc.	12,300	27,896

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Morinaga & Company, Ltd.	14,000	$88,271
Morinaga Milk Industry Company, Ltd.	14,000	97,949
Morita Holdings Corp.	3,000	39,622
Musashi Seimitsu Industry Company, Ltd.	1,800	35,208
Nachi-Fujikoshi Corp.	11,000	33,536
Nagaileben Company, Ltd.	1,200	28,804
Nagase & Company, Ltd.	2,100	23,229
Nagatanien Holdings Company, Ltd.	2,000	23,767
Nakamuraya Company, Ltd.	3,000	13,351
Nakanishi, Inc.	300	8,832
Nakayama Steel Works, Ltd. (I)	11,000	5,382
Namura Shipbuilding Company, Ltd.	1,152	6,373
NEC Capital Solutions, Ltd.	800	10,982
NEC Networks & System Integration Corp.	2,100	37,179
NET One Systems Company, Ltd.	6,400	36,865
Neturen Company, Ltd.	2,300	16,190
Next Company, Ltd.	3,800	34,011
Nice Holdings, Inc.	6,000	8,109
Nichi-iko Pharmaceutical Company, Ltd.	3,100	63,348
Nichias Corp.	7,000	53,581
Nichicon Corp.	4,600	29,890
Nichiden Corp.	700	21,374
Nichiha Corp.	1,600	25,284
NichiiGakkan Company, Ltd.	3,200	21,718
Nichirei Corp.	13,000	119,936
Nichireki Company, Ltd.	2,000	12,441
Nifco, Inc.	400	20,973
Nihon Dempa Kogyo Company, Ltd.	1,800	14,994
Nihon House Holdings Company, Ltd.	1,000	3,079
Nihon Kagaku Sangyo Company, Ltd.	1,000	7,268
Nihon Kohden Corp.	1,500	42,207
Nihon M&A Center, Inc.	1,800	116,912
Nihon Nohyaku Company, Ltd.	4,000	18,027
Nihon Parkerizing Company, Ltd.	6,800	71,534
Nihon Unisys, Ltd.	500	6,182
Nikkiso Company, Ltd.	5,100	32,974
Nikkon Holdings Company, Ltd.	4,800	86,251
Nippo Corp.	1,000	17,010
Nippon Beet Sugar
Manufacturing Company, Ltd.	15,000	26,784
Nippon Carbon Company, Ltd.	6,000	11,379
Nippon Ceramic Company, Ltd.	1,400	26,337
Nippon Chemi-Con Corp.	11,000	13,452
Nippon Chemical Industrial Company, Ltd.	7,000	13,483
Nippon Coke & Engineering Company, Ltd.	18,000	10,936
Nippon Denko Company, Ltd.	6,530	9,984
Nippon Densetsu Kogyo Company, Ltd.	2,800	47,117
Nippon Fine Chemical Company, Ltd.	800	5,655
Nippon Flour Mills Company, Ltd.	9,000	70,331
Nippon Gas Company, Ltd.	2,000	43,475
Nippon Hume Corp.	2,000	10,528
Nippon Kanzai Company, Ltd.	700	11,104
Nippon Kayaku Company, Ltd.	6,000	59,482
Nippon Koei Company, Ltd.	8,000	24,255
Nippon Koshuha Steel Company, Ltd.	8,000	5,173
Nippon Light Metal Holdings Company, Ltd.	43,000	95,485
Nippon Paper Industries Company, Ltd.	2,100	36,669
Nippon Seiki Company, Ltd.	4,000	65,227
Nippon Sharyo, Ltd. (I)	6,000	15,762
Nippon Sheet Glass Company, Ltd. (I)	11,000	6,928
Nippon Soda Company, Ltd.	10,000	40,322
Nippon Steel & Sumikin Bussan Corp.	9,720	31,410
Nippon Suisan Kaisha, Ltd.	15,600	80,115

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Synthetic Chemical
Industry Company, Ltd.	3,000	$15,259
Nippon Thompson Company, Ltd.	6,000	18,245
Nippon Valqua Industries, Ltd.	8,000	20,392
Nippon Yakin Kogyo Company, Ltd.	10,000	11,631
Nipro Corp.	7,000	86,965
Nishi-Nippon Railroad Company, Ltd.	14,000	72,653
Nishimatsu Construction Company, Ltd.	23,000	107,223
Nishimatsuya Chain Company, Ltd.	4,000	56,726
Nishio Rent All Company, Ltd.	800	16,365
Nissan Shatai Company, Ltd.	3,400	34,093
Nissei ASB Machine Company, Ltd.	500	8,332
Nissei Build Kogyo Company, Ltd.	4,000	20,671
Nissha Printing Company, Ltd.	600	11,013
Nisshin Fudosan Company, Ltd.	5,800	20,256
Nisshin Oillio Group, Ltd.	13,000	59,639
Nisshin Steel Company, Ltd.	2,360	30,259
Nisshinbo Holdings, Inc.	4,000	36,241
Nissin Corp.	4,000	11,969
Nissin Electric Company, Ltd.	3,400	50,324
Nissin Kogyo Company, Ltd.	2,100	26,897
Nitta Corp.	1,300	29,461
Nittan Valve Company, Ltd.	1,200	3,642
Nittetsu Mining Company, Ltd.	6,000	19,446
Nitto Boseki Company, Ltd.	13,000	43,947
Nitto Kogyo Corp.	2,400	29,838
Nitto Kohki Company, Ltd.	1,000	21,277
NOF Corp.	11,000	91,300
Nohmi Bosai, Ltd.	1,300	17,414
Nomura Company, Ltd.	2,400	36,032
Noritake Company, Ltd.	7,000	15,956
Noritsu Koki Company, Ltd.	1,900	13,164
Noritz Corp.	1,000	17,860
North Pacific Bank, Ltd.	5,300	14,428
NS Solutions Corp.	2,000	30,824
NS United Kaiun Kaisha, Ltd.	8,000	10,144
NTN Corp.	10,000	26,984
Obara Group, Inc.	1,000	37,181
Oenon Holdings, Inc.	6,000	11,667
Ohsho Food Service Corp.	700	25,201
Oiles Corp.	1,380	21,736
Okabe Company, Ltd.	3,900	27,746
Okamoto Industries, Inc.	3,000	32,728
Okamura Corp.	5,800	57,749
Okasan Securities Group, Inc.	1,000	4,475
Oki Electric Industry Company, Ltd.	14,000	18,729
Okinawa Cellular Telephone Company	400	11,784
OKUMA Corp.	6,000	39,442
Okumura Corp.	12,000	66,348
Okura Industrial Company, Ltd.	4,000	10,903
Okuwa Company, Ltd.	3,000	31,280
Onoken Company, Ltd.	1,500	16,905
Onward Holdings Company, Ltd.	2,000	12,478
Open House Company, Ltd.	800	21,914
Optex Company, Ltd.	400	10,317
Organo Corp.	3,000	11,288
Origin Electric Company, Ltd.	3,000	7,594
Osaka Soda Company, Ltd.	7,000	28,090
Osaka Steel Company, Ltd.	1,400	24,348
OSAKA Titanium Technologies Company, Ltd.	600	7,354
Osaki Electric Company, Ltd.	3,000	23,126
OSG Corp.	2,600	43,312
Outsourcing, Inc.	1,000	46,059

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Oyo Corp.	1,300	$14,342
Pacific Industrial Company, Ltd.	3,400	31,160
Pacific Metals Company, Ltd. (I)	9,000	24,540
Pal Company, Ltd.	700	16,504
PanaHome Corp.	7,000	55,412
Paramount Bed Holdings Company, Ltd.	800	40,608
Parco Company, Ltd.	800	6,415
Paris Miki Holdings, Inc.	1,100	4,573
PC Depot Corp.	800	12,019
Penta-Ocean Construction Company, Ltd.	14,500	76,672
Pilot Corp.	2,300	99,126
Piolax, Inc.	700	32,648
Pioneer Corp. (I)	18,800	33,006
Plenus Company, Ltd.	1,300	21,118
Press Kogyo Company, Ltd.	7,000	23,249
Prima Meat Packers, Ltd.	10,000	30,175
Pronexus, Inc.	600	5,865
Proto Corp.	200	2,327
Raito Kogyo Company, Ltd.	3,100	32,380
Relo Group, Inc.	200	35,399
Rengo Company, Ltd.	16,000	103,488
Ricoh Leasing Company, Ltd.	1,600	40,907
Riken Corp.	9,000	27,712
Riken Keiki Company, Ltd.	1,300	13,457
Riken Technos Corp.	3,000	12,498
Riken Vitamin Company, Ltd.	700	32,425
Ringer Hut Company, Ltd.	600	13,830
Riso Kagaku Corp.	800	10,558
Rock Field Company, Ltd.	1,000	14,801
Rohto Pharmaceutical Company, Ltd.	2,500	38,100
Roland DG Corp.	100	1,781
Round One Corp.	3,800	30,454
Royal Holdings Company, Ltd.	900	16,039
Ryobi, Ltd.	13,000	54,002
Ryoden Corp.	3,000	18,422
Ryosan Company, Ltd.	2,600	62,130
Ryoyo Electro Corp.	1,600	20,989
S Foods, Inc.	500	13,417
Sac’s Bar Holdings, Inc.	600	5,870
Saibu Gas Company, Ltd.	19,000	46,144
Saizeriya Company, Ltd.	2,100	37,524
Sakai Chemical Industry Company, Ltd.	9,000	24,369
Sakata INX Corp.	3,100	35,619
Sakata Seed Corp.	2,300	49,963
Sala Corp.	1,500	8,558
San-A Company, Ltd.	900	44,413
San-Ai Oil Company, Ltd.	5,000	28,380
Sanden Holdings Corp.	3,000	8,136
Sangetsu Company, Ltd.	3,900	73,311
Sanken Electric Company, Ltd.	10,000	31,004
Sanki Engineering Company, Ltd.	4,000	31,884
Sankyo Seiko Company, Ltd.	3,200	10,443
Sankyo Tateyama, Inc.	2,200	30,978
Sankyu, Inc.	13,000	69,781
Sanrio Company, Ltd.	1,200	21,366
Sanshin Electronics Company, Ltd.	2,600	21,139
Sanwa Holdings Corp.	4,900	44,541
Sanyo Chemical Industries, Ltd.	6,000	46,508
Sanyo Denki Company, Ltd.	3,000	13,570
Sanyo Electric Railway Company, Ltd.	2,000	9,785
Sanyo Shokai, Ltd.	7,000	13,169
Sanyo Special Steel Company, Ltd.	10,000	44,647
Sapporo Holdings, Ltd.	3,600	104,028

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sato Holdings Corp.	1,700	$31,860
Sato Restaurant Systems Company, Ltd.	500	3,973
SBI Holdings, Inc.	1,400	13,941
SCREEN Holdings Company, Ltd.	12,000	130,611
Seikitokyu Kogyo Company, Ltd.	1,600	7,566
Seiko Holdings Corp.	7,000	21,025
Seino Holdings Company, Ltd.	1,700	15,584
Seiren Company, Ltd.	3,700	35,002
Sekisui Jushi Corp.	2,200	31,329
Sekisui Plastics Company, Ltd.	5,000	15,646
Senko Company, Ltd.	9,000	54,198
Senshu Ikeda Holdings, Inc.	5,400	20,128
Senshukai Company, Ltd.	3,300	21,783
Septeni Holdings Company, Ltd.	1,300	47,615
Seria Company, Ltd.	1,300	107,596
Shibusawa Warehouse Company, Ltd.	5,000	13,377
Shibuya Corp.	800	13,192
Shikibo, Ltd.	11,000	11,163
Shikoku Chemicals Corp.	3,000	23,449
Shima Seiki Manufacturing, Ltd.	2,300	44,479
Shimachu Company, Ltd.	3,800	82,789
Shin-Etsu Polymer Company, Ltd.	3,000	17,551
Shinagawa Refractories Company, Ltd.	6,000	11,207
Shindengen Electric
Manufacturing Company, Ltd.	5,000	15,877
Shinkawa, Ltd. (I)	1,500	6,716
Shinko Electric Industries Company, Ltd.	5,100	24,980
Shinko Plantech Company, Ltd.	3,300	24,700
Shinko Shoji Company, Ltd.	2,700	25,689
Shinmaywa Industries, Ltd.	6,000	37,241
Ship Healthcare Holdings, Inc.	2,600	80,922
Shizuoka Gas Company, Ltd.	4,500	31,709
Shochiku Company, Ltd.	1,000	10,399
Showa Corp.	3,500	19,651
Showa Denko KK	3,700	34,881
Showa Sangyo Company, Ltd.	7,000	29,710
Siix Corp.	800	27,557
Sinanen Holdings Company, Ltd.	4,000	15,417
Sinko Industries, Ltd.	200	2,235
Sintokogio, Ltd.	3,400	25,457
SKY Perfect JSAT Holdings, Inc.	10,300	47,644
SMK Corp.	3,000	10,332
SMS Company, Ltd.	1,600	35,150
Sodick Company, Ltd.	2,400	18,567
Sogo Medical Company, Ltd.	600	22,184
ST Corp.	1,100	11,929
St. Marc Holdings Company, Ltd.	800	24,208
Star Micronics Company, Ltd.	2,600	27,420
Starzen Company, Ltd.	600	22,101
Stella Chemifa Corp.	800	27,365
Sumco Corp.	6,800	43,563
Suminoe Textile Company, Ltd.	5,000	9,372
Sumitomo Bakelite Company, Ltd.	10,000	46,382
Sumitomo Densetsu Company, Ltd.	1,300	14,161
Sumitomo Forestry Company, Ltd.	1,800	24,430
Sumitomo Mitsui Construction Company, Ltd.	30,000	25,366
Sumitomo Osaka Cement Company, Ltd.	16,000	68,657
Sumitomo Real Estate Sales Company, Ltd.	200	3,932
Sumitomo Riko Company, Ltd	2,400	19,230
Sumitomo Seika Chemicals Company, Ltd.	4,000	22,284
Sumitomo Warehouse Company, Ltd.	14,048	69,931
SWCC Showa Holdings Company, Ltd. (I)	24,000	13,178
Systena Corp.	100	1,363

The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
T Hasegawa Company, Ltd.	1,600	$28,361
T-Gaia Corp.	300	4,227
Tabuchi Electric Company, Ltd.	2,000	6,931
Tachi-S Company, Ltd.	1,900	27,939
Tachibana Eletech Company, Ltd.	360	3,766
Tadano, Ltd.	4,300	35,903
Taihei Dengyo Kaisha, Ltd.	3,000	30,484
Taiho Kogyo Company, Ltd.	2,000	20,606
Taikisha, Ltd.	2,100	52,155
Taisei Lamick Company, Ltd.	500	13,550
Taiyo Holdings Company, Ltd.	1,300	40,221
Taiyo Yuden Company, Ltd.	7,400	64,587
Takamatsu Construction Group Company, Ltd.	1,000	23,374
Takaoka Toko Company, Ltd.	700	11,355
Takara Holdings, Inc.	1,900	17,465
Takara Leben Company, Ltd.	6,300	48,283
Takara Standard Company, Ltd.	7,000	63,357
Takasago International Corp.	1,200	32,324
Takasago Thermal Engineering Company, Ltd.	3,100	36,629
Takata Corp. (I)(L)	1,600	6,182
Take and Give Needs Company, Ltd.	200	773
Takeei Corp.	700	6,370
Takeuchi Manufacturing Company, Ltd.	3,200	41,679
Takihyo Company, Ltd.	3,000	12,440
Takiron Company, Ltd.	3,000	13,389
Takuma Company, Ltd.	6,000	53,240
Tamron Company, Ltd.	1,500	20,118
Tamura Corp.	7,000	20,169
Tatsuta Electric Wire & Cable Company, Ltd.	4,200	11,806
Teikoku Sen-I Company, Ltd.	2,000	25,122
Tenma Corp.	1,000	14,891
The 77 Bank, Ltd.	12,000	41,994
The Aichi Bank, Ltd.	600	25,386
The Akita Bank, Ltd.	15,000	42,829
The Aomori Bank, Ltd.	15,000	41,669
The Awa Bank, Ltd.	11,000	57,451
The Bank of Iwate, Ltd.	1,400	52,763
The Bank of Nagoya, Ltd.	17,000	53,067
The Bank of Okinawa, Ltd.	2,040	59,767
The Bank of Saga, Ltd.	10,000	21,732
The Chiba Kogyo Bank, Ltd.	3,200	11,609
The Chugoku Bank, Ltd.	200	2,041
The Chukyo Bank, Ltd.	9,000	21,110
The Daisan Bank, Ltd.	17,000	25,177
The Daishi Bank, Ltd.	27,000	86,179
The Ehime Bank, Ltd.	13,000	28,823
The Eighteenth Bank, Ltd.	10,000	24,429
The Fukui Bank, Ltd.	18,000	39,940
The Fukushima Bank, Ltd.	21,000	17,804
The Gunma Bank, Ltd.	11,000	39,946
The Hokkoku Bank, Ltd.	21,000	56,807
The Hokuetsu Bank, Ltd.	21,000	35,626
The Hyakugo Bank, Ltd.	20,000	69,038
The Hyakujushi Bank, Ltd.	21,000	61,176
The Japan Steel Works, Ltd.	9,000	41,138
The Japan Wool Textile Company, Ltd.	4,000	27,609
The Juroku Bank, Ltd.	9,000	23,845
The Keiyo Bank, Ltd.	10,000	37,544
The Kinki Sharyo Company, Ltd.	3,000	7,297
The Kita-Nippon Bank, Ltd.	700	17,112
The Kiyo Bank, Ltd.	5,300	65,804
The Michinoku Bank, Ltd.	14,000	24,387
The Minato Bank, Ltd.	16,000	23,800

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The Musashino Bank, Ltd.	3,100	$70,296
The Nagano Bank, Ltd.	8,000	14,908
The Nanto Bank, Ltd.	10,000	31,909
The Nippon Road Company, Ltd.	5,000	19,244
The Nippon Signal Company, Ltd.	2,700	21,100
The Nishi-Nippon City Bank, Ltd.	23,000	40,408
The Ogaki Kyoritsu Bank, Ltd.	27,000	74,721
The Oita Bank, Ltd.	12,000	34,611
The Okinawa Electric Power Company, Inc.	2,325	48,752
The Pack Corp.	800	20,521
The San-In Godo Bank, Ltd.	8,000	52,235
The Shiga Bank, Ltd.	7,000	30,007
The Shikoku Bank, Ltd.	15,000	29,385
The Shimizu Bank, Ltd.	900	19,630
The Tochigi Bank, Ltd.	8,000	27,644
The Toho Bank, Ltd.	18,000	55,769
The Tohoku Bank, Ltd.	4,000	5,423
The Torigoe Company, Ltd.	2,300	14,514
The Tottori Bank, Ltd.	4,000	6,404
The Towa Bank, Ltd.	21,000	16,253
The Yamagata Bank, Ltd.	13,000	51,049
The Yamanashi Chuo Bank, Ltd.	13,000	45,797
The Yasuda Warehouse Company, Ltd.	1,400	8,356
Tigers Polymer Corp.	1,000	5,131
TIS, Inc.	5,400	124,367
TKC Corp.	1,100	28,941
Toa Corp.	1,400	12,531
Toa Corp.	12,000	19,138
Toagosei Company, Ltd.	9,000	83,031
Tobishima Corp.	7,200	12,049
TOC Company, Ltd.	2,000	16,405
Tocalo Company, Ltd.	1,300	21,067
Toda Corp.	17,000	73,545
Toda Kogyo Corp.	3,000	8,126
Toei Company, Ltd.	5,000	47,014
Toenec Corp.	3,000	15,232
Toho Company, Ltd.	600	14,075
Toho Holdings Company, Ltd.	3,200	77,111
Toho Zinc Company, Ltd.	10,000	30,444
Tokai Carbon Company, Ltd.	17,000	42,671
Tokai Holdings Corp.	4,000	25,427
Tokai Tokyo Financial Holdings, Inc.	4,200	17,890
Token Corp.	610	47,967
Tokushu Tokai Paper Company, Ltd.	10,000	34,004
Tokuyama Corp. (I)	23,000	63,025
Tokyo Dome Corp.	11,000	49,906
Tokyo Energy & Systems, Inc.	2,000	20,339
Tokyo Keiki, Inc.	5,000	7,588
Tokyo Ohka Kogyo Company, Ltd.	3,200	78,955
Tokyo Rakutenchi Company, Ltd.	2,000	9,166
Tokyo Rope Manufacturing Company, Ltd.	7,000	10,112
Tokyo Seimitsu Company, Ltd.	2,600	60,546
Tokyo Steel Manufacturing Company, Ltd.	2,600	14,252
Tokyo Tekko Company, Ltd.	4,000	14,204
Tokyo Theatres Company, Inc.	9,000	9,975
Tokyo TY Financial Group, Inc.	2,336	54,256
Tomato Bank, Ltd.	11,000	14,803
Tomen Devices Corp.	200	3,559
Tomoe Corp.	2,200	6,968
Tomoe Engineering Company, Ltd.	800	11,518
Tomoku Company, Ltd.	6,000	16,754
TOMONY Holdings, Inc.	15,000	45,114
Tomy Company, Ltd.	4,500	37,906

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tonami Holdings Company, Ltd.	6,000	$15,307
Topcon Corp.	2,800	27,694
Toppan Forms Company, Ltd.	3,400	35,133
Topre Corp.	2,300	48,972
Topy Industries, Ltd.	18,000	37,055
Toridoll Corp.	1,400	37,625
Torii Pharmaceutical Company, Ltd.	1,100	25,558
Torishima Pump Manufacturing Company, Ltd.	900	8,933
Tosei Corp.	1,300	9,341
Toshiba Machine Company, Ltd.	8,000	24,199
Toshiba Plant Systems & Services Corp.	2,000	32,723
Toshiba TEC Corp. (I)	1,000	3,545
Tosho Printing Company, Ltd.	3,000	14,591
Totetsu Kogyo Company, Ltd.	1,800	49,702
Towa Corp.	2,200	19,402
Towa Pharmaceutical Company, Ltd.	700	36,552
Toyo Corp.	2,300	21,897
Toyo Denki Seizo KK	3,000	7,683
Toyo Engineering Corp.	11,000	36,520
Toyo Ink SC Holdings Company, Ltd.	15,000	62,820
Toyo Kanetsu KK	4,000	7,793
Toyo Kohan Company, Ltd.	4,000	9,546
Toyo Securities Company, Ltd.	6,000	11,283
Toyo Tanso Company, Ltd.	1,000	12,804
Toyo Tire & Rubber Company, Ltd.	2,900	31,614
Toyo Wharf & Warehouse Company, Ltd.	6,000	8,229
Toyobo Company, Ltd.	32,936	62,441
TPR Company, Ltd.	1,400	27,108
Trancom Company, Ltd.	300	19,801
Transcosmos, Inc.	900	25,632
Trusco Nakayama Corp.	1,500	75,638
TS Tech Company, Ltd.	2,600	63,710
TSI Holdings Company, Ltd.	9,970	54,329
Tsubakimoto Chain Company, Ltd.	8,000	49,448
Tsugami Corp.	6,000	22,772
Tsukishima Kikai Company, Ltd.	2,000	18,748
Tsukuba Bank, Ltd.	5,700	15,234
Tsukui Corp.	600	10,633
Tsumura & Company	3,800	103,070
Tsurumi Manufacturing Company, Ltd.	1,000	12,064
Tsutsumi Jewelry Company, Ltd.	700	13,729
U-Shin, Ltd. (L)	2,300	15,055
UACJ Corp.	19,034	45,160
Ube Industries, Ltd.	38,000	62,892
Uchida Yoko Company, Ltd.	4,000	17,808
Ulvac, Inc.	2,900	89,014
Uniden Holdings Corp.	9,000	10,402
Union Tool Company, Ltd.	700	19,156
Unipres Corp.	2,600	41,855
United Arrows, Ltd.	1,200	34,943
United Super Markets Holdings, Inc.	4,200	42,877
Universal Entertainment Corp. (I)	600	12,635
Unizo Holdings Company, Ltd.	300	11,937
UNY Group Holdings Company, Ltd.	6,000	50,482
Usen Corp. (I)	7,000	20,752
Ushio, Inc.	2,300	27,022
Valor Holdings Company, Ltd.	3,100	82,442
Vital KSK Holdings, Inc.	3,500	33,112
VT Holdings Company, Ltd.	3,300	15,129
Wacoal Holdings Corp.	5,000	49,342
Wacom Company, Ltd.	9,300	36,218
Wakachiku Construction Company, Ltd.	9,000	13,085
Wakita & Company, Ltd.	2,000	13,203

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Warabeya Nichiyo Company, Ltd.	900	$16,541
West Holdings Corp.	1,300	7,910
Xebio Holdings Company, Ltd.	1,500	21,206
Yahagi Construction Company, Ltd.	2,000	16,090
Yaizu Suisankagaku Industry Company, Ltd.	1,100	10,497
YAMABIKO Corp.	2,400	17,458
Yamato Kogyo Company, Ltd.	1,000	22,699
Yamazen Corp.	3,900	31,121
Yaoko Company, Ltd.	600	27,260
Yellow Hat, Ltd.	1,000	22,081
Yodogawa Steel Works, Ltd.	2,000	48,775
Yokogawa Bridge Holdings Corp.	3,000	29,839
Yokohama Reito Company, Ltd.	2,900	28,988
Yokowo Company, Ltd.	2,000	9,343
Yomeishu Seizo Company, Ltd.	500	8,410
Yomiuri Land Company, Ltd.	2,000	8,637
Yondenko Corp.	3,000	11,448
Yorozu Corp.	800	11,210
Yoshinoya Holdings Company, Ltd.	2,100	28,665
Yuasa Trading Company, Ltd.	1,100	22,694
Yuki Gosei Kogyo Company, Ltd.	2,000	4,357
Yumeshin Holdings Company, Ltd.	2,200	14,291
Yurtec Corp.	4,000	27,343
Yusen Logistics Company, Ltd.	1,200	11,937
Yushiro Chemical Industry Company, Ltd.	1,100	13,808
Zenrin Company, Ltd.	1,300	25,424
Zensho Holdings Company, Ltd.	4,900	71,684
ZERIA Pharmaceutical Company, Ltd.	2,200	31,840
Zojirushi Corp.	2,000	38,003
		24,796,086
Jersey, Channel Islands - 0.2%
Centamin PLC	88,755	156,357
Phoenix Group Holdings	7,874	84,573
		240,930
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	1,361	50,176
VP Bank AG	77	7,057
		57,233
Luxembourg - 0.5%
APERAM SA	3,189	111,632
Eurofins Scientific SE	651	241,179
L’Occitane International SA	6,250	12,802
Regus PLC	38,584	149,191
		514,804
Macau - 0.0%
Macau Legend Development, Ltd. (I)	61,000	7,991
Malta - 0.1%
Unibet Group PLC	10,896	100,099
Monaco - 0.1%
Endeavour Mining Corp. (I)	3,183	54,029
Mongolia - 0.0%
Mongolian Mining Corp. (I)	346,000	4,073
Netherlands - 1.8%
Aalberts Industries NV	5,614	168,299
Accell Group	1,798	37,000
AMG Advanced Metallurgical Group NV	3,085	42,080
Amsterdam Commodities NV	1,174	28,630
Arcadis NV	5,300	79,533
ASM International NV	3,323	128,263

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Atrium European Real Estate, Ltd. (I)	4,898	$21,057
BE Semiconductor Industries NV	1,355	36,662
Beter Bed Holding NV	1,056	23,147
BinckBank NV	4,478	22,261
Boskalis Westminster NV	1,295	44,189
Brunel International NV	1,126	20,557
Corbion NV	3,428	82,334
Delta Lloyd NV	22,446	78,869
Euronext NV (S)	1,444	52,973
Fugro NV (I)	3,767	66,321
Gemalto NV	2,624	158,973
Heijmans NV (I)	2,023	17,121
IMCD Group NV	348	13,789
Innoconcepts NV (I)	10,527	0
KAS Bank NV	330	3,280
Kendrion NV	654	16,818
Koninklijke BAM Groep NV	20,830	75,528
Koninklijke Vopak NV	1,703	84,775
Ordina NV (I)	5,537	9,506
PostNL NV (I)	28,141	114,795
QIAGEN NV (I)	5,338	116,328
SBM Offshore NV	9,898	114,709
Sligro Food Group NV	1,765	67,716
Telegraaf Media Groep NV	3,529	14,152
TKH Group NV	2,191	73,738
TomTom NV (I)	8,528	65,162
Wessanen	5,830	61,355
		1,939,920
New Zealand - 1.5%
a2 Milk Company, Ltd. (I)	30,789	40,407
Air New Zealand, Ltd.	49,117	73,613
Chorus, Ltd.	17,681	53,397
Contact Energy, Ltd.	28,667	106,426
EBOS Group, Ltd.	3,359	39,308
Fisher & Paykel Healthcare Corp., Ltd.	31,682	227,626
Freightways, Ltd.	9,567	44,236
Genesis Energy, Ltd.	9,914	15,151
Infratil, Ltd.	44,336	101,210
Kathmandu Holdings, Ltd.	4,554	4,981
Mainfreight, Ltd.	5,720	67,979
Metlifecare, Ltd.	10,897	43,049
Mighty River Power, Ltd.	25,181	54,346
New Zealand Oil & Gas, Ltd. (I)	38,161	12,549
Nuplex Industries, Ltd.	25,956	97,470
NZME, Ltd. (I)	13,259	7,219
PGG Wrightson, Ltd.	8,197	2,432
Pike River Coal, Ltd. (I)	21,968	0
Port of Tauranga, Ltd.	5,763	80,300
Ryman Healthcare, Ltd.	17,915	119,577
SKY Network Television, Ltd.	18,776	64,077
SKYCITY Entertainment Group, Ltd.	45,718	149,649
Summerset Group Holdings, Ltd.	4,999	15,665
The New Zealand Refining Company, Ltd.	17,531	30,450
The Warehouse Group, Ltd.	9,894	19,581
Tower, Ltd.	12,717	12,445
Trade Me Group, Ltd.	14,357	47,591
Vector, Ltd.	7,803	18,380
Xero, Ltd. (I)	1,310	17,098
Z Energy Ltd.	5,674	32,826
		1,599,038
Norway - 0.7%
ABG Sundal Collier Holding ASA	13,972	9,063

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Aker ASA, A Shares	2,324	$59,648
American Shipping Company ASA (I)	1,661	4,842
Atea ASA	6,611	63,169
Austevoll Seafood ASA	7,284	61,121
Bonheur ASA	1,672	10,649
Borregaard ASA	1,822	13,651
BW Offshore, Ltd.	30,800	671
Det Norske Oljeselskap ASA (I)	1,725	21,025
DNO ASA (I)	54,092	60,730
Ekornes ASA	207	2,264
Farstad Shipping ASA (I)	390	552
Hexagon Composites ASA (I)	3,589	11,172
Hoegh LNG Holdings, Ltd.	2,568	25,409
Kongsberg Automotive ASA (I)	29,400	19,258
Kvaerner ASA	11,623	10,661
Nordic Semiconductor ASA (I)(L)	7,334	30,047
Norwegian Air Shuttle ASA (I)(L)	1,910	66,178
Opera Software ASA (I)	6,623	53,329
Petroleum Geo-Services ASA (I)	2,636	6,275
Prosafe SE	9,426	941
Protector Forsikring ASA	1,247	11,136
Sevan Marine ASA (I)	2,068	5,708
Solstad Offshore ASA (I)	2,340	3,740
SpareBank 1 SMN	3,890	21,799
Tomra Systems ASA	7,820	83,303
TREASURE ASA (I)	3,110	5,909
Vard Holdings, Ltd. (I)	26,000	3,294
Veidekke ASA	6,400	76,664
Wilh Wilhelmsen ASA	3,110	7,829
Wilh Wilhelmsen Holding ASA, Class A	1,300	23,075
		773,112
Peru - 0.0%
Hochschild Mining PLC (I)	16,530	39,963
Portugal - 0.3%
Altri SGPS SA	6,126	19,735
Banco BPI SA (I)	23,984	29,592
Banco Comercial Portugues SA (I)(L)	596,434	12,083
CTT-Correios de Portugal SA	2,634	20,834
Mota-Engil SGPS SA	5,366	8,900
NOS SGPS SA	17,437	105,524
REN - Redes Energeticas Nacionais SGPS SA	12,164	34,206
Sonae SGPS SA	50,046	39,313
Teixeira Duarte SA	21,736	4,841
The Navigator Company SA	23,933	66,737
		341,765
Russia - 0.0%
Evraz PLC (I)	13,121	24,117
Singapore - 1.1%
Banyan Tree Holdings, Ltd. (I)	54,000	18,418
Boustead Projects, Ltd. (I)	3,000	1,329
Boustead Singapore, Ltd.	10,000	5,957
Bukit Sembawang Estates, Ltd.	16,000	53,879
Cape PLC	836	2,145
China Aviation Oil Singapore Corp., Ltd.	14,400	13,201
China Merchants Holdings Pacific, Ltd. (I)	37,800	28,768
Chip Eng Seng Corp., Ltd.	33,000	15,605
COSCO Corp. Singapore, Ltd. (I)	80,000	17,987
Creative Technology, Ltd. (I)	6,650	5,011
CSE Global, Ltd.	34,000	11,165
CWT, Ltd.	10,200	16,305
Delfi, Ltd.	21,900	47,541

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Ezion Holdings, Ltd. (I)	101,000	$39,452
Far East Orchard, Ltd.	5,000	5,804
First Resources, Ltd.	19,300	22,520
Gallant Venture, Ltd. (I)	71,000	11,087
GL, Ltd.	51,700	31,954
GMG Global, Ltd. (I)	4,600	1,883
Golden Agri-Resources, Ltd.	25,400	6,646
Ho Bee Land, Ltd.	18,000	28,400
Hong Fok Corp., Ltd.	52,800	26,390
Hong Leong Asia, Ltd.	13,000	7,212
HTL International Holdings, Ltd. (I)	34,000	23,513
Hyflux, Ltd.	24,000	10,752
Indofood Agri Resources, Ltd.	25,000	8,927
Keppel Infrastructure Trust	83,600	30,789
M1, Ltd.	16,900	34,323
Metro Holdings, Ltd.	31,600	23,726
Midas Holdings, Ltd.	86,000	16,691
Neptune Orient Lines, Ltd. (I)	16,100	15,573
Olam International, Ltd.	8,200	11,318
OUE, Ltd.	3,100	3,549
Raffles Medical Group, Ltd.	13,200	14,823
Rotary Engineering, Ltd.	22,000	6,140
SATS, Ltd.	25,300	77,352
SBS Transit, Ltd.	5,000	8,966
Sembcorp Industries, Ltd.	6,600	13,977
Sembcorp Marine, Ltd.	47,000	54,692
SIA Engineering Company, Ltd.	3,400	9,303
Sinarmas Land, Ltd.	94,200	32,549
Singapore Post, Ltd.	29,900	32,764
SMRT Corp., Ltd.	36,300	40,689
Stamford Land Corp., Ltd.	59,000	21,033
Super Group, Ltd.	27,000	16,643
Swiber Holdings, Ltd. (I)	15,000	2,039
Tat Hong Holdings, Ltd.	31,000	12,948
United Engineers, Ltd.	38,000	62,074
United Industrial Corp., Ltd.	7,100	14,590
UOB-Kay Hian Holdings, Ltd.	33,503	32,665
UOL Group, Ltd.	3,800	15,490
Venture Corp., Ltd.	9,500	58,452
Wing Tai Holdings, Ltd.	21,205	25,739
XP Power, Ltd.	482	9,953
Yeo Hiap Seng, Ltd.	1,104	1,133
Yongnam Holdings, Ltd. (I)	32,625	5,228
		1,167,062
South Africa - 0.1%
Petra Diamonds, Ltd.	40,508	62,518
Spain - 2.3%
Acciona SA	1,589	115,954
Acerinox SA	8,752	97,352
Adveo Group International SA	702	2,636
Almirall SA	5,019	75,462
Applus Services SA	4,324	42,333
Atresmedia Corp de Medios
de Comunicacion SA	3,644	35,618
Bolsas y Mercados Espanoles SA (L)	5,350	150,360
Caja de Ahorros del Mediterraneo (I)	5,428	0
Cie Automotive SA	3,433	57,810
Construcciones y Auxiliar de Ferrocarriles SA	117	40,032
Distribuidora Internacional de Alimentacion SA	26,359	153,855
Duro Felguera SA (L)	5,568	6,830
Ebro Foods SA	6,186	142,391
Elecnor SA	2,026	16,097

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Ence Energia y Celulosa SA	9,506	$22,940
Faes Farma SA	19,708	64,749
Fluidra SA	3,227	12,132
Fomento de Construcciones y Contratas SA (I)	2,387	20,194
Gamesa Corporacion Tecnologica SA	12,762	254,272
Grupo Catalana Occidente SA	2,531	70,195
Indra Sistemas SA (I)	7,450	79,162
Inmobiliaria Colonial SA	85,059	62,138
Laboratorios Farmaceuticos Rovi SA	1,750	26,801
Liberbank SA (I)	6,474	4,360
Mediaset Espana Comunicacion SA	7,779	87,815
Melia Hotels International SA	5,357	57,827
NH Hotel Group SA (I)	13,441	56,889
Nmas1 Dinamia SA	1,181	9,863
Obrascon Huarte Lain SA	4,278	15,070
Papeles y Cartones de Europa SA	4,678	24,837
Pescanova SA (I)	1,602	0
Pharma Mar SA (I)	13,550	32,533
Promotora de Informaciones SA, Class A (I)	2,575	14,552
Prosegur Cia de Seguridad SA	14,186	85,493
Sacyr SA	19,140	31,541
Tecnicas Reunidas SA	2,298	68,876
Tubacex SA	6,252	15,333
Tubos Reunidos SA (I)	9,106	5,940
Vidrala SA	1,617	93,707
Viscofan SA	3,523	195,530
Vocento SA (I)	9,411	12,324
Zardoya Otis SA	5,904	55,753
		2,417,556
Sweden - 3.3%
AAK AB	2,029	144,842
Acando AB	6,279	11,785
AddLife AB (I)	1,567	18,881
AddTech AB, B Shares	5,019	63,176
AF AB, B Shares (I)	6,380	106,090
Arcam AB (I)	583	15,078
Atrium Ljungberg AB, B Shares	780	12,584
Avanza Bank Holding AB	1,104	42,421
B&B Tools AB, B Shares	2,778	56,216
Beijer Alma AB	715	16,135
Beijer Ref AB	2,250	52,209
Betsson AB (I)	7,923	66,268
Bilia AB, A Shares	3,440	85,056
BillerudKorsnas AB	8,818	131,587
BioGaia AB, B Shares	555	15,053
Bonava AB, B Shares (I)	916	11,043
Bure Equity AB	5,458	46,444
Byggmax Group AB	1,755	13,400
Castellum AB	12,823	182,317
Clas Ohlson AB, B Shares	3,185	54,557
Cloetta AB, B Shares	7,611	26,170
Concordia Maritime AB, B Shares	2,200	4,119
Dios Fastigheter AB	1,472	10,479
Duni AB	3,514	45,129
East Capital Explorer AB	3,589	25,216
Elekta AB, B Shares	5,852	47,604
Enea AB (I)	1,999	18,811
Eniro AB (I)(L)	29,988	1,990
Fabege AB	6,102	103,781
Fagerhult AB (I)	1,365	29,904
Fastighets AB Balder, B Shares (I)	1,301	32,969
Haldex AB	3,364	32,250
Hemfosa Fastigheter AB	1,471	15,143

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
HIQ International AB (I)	3,756	$21,841
Holmen AB, B Shares	4,455	142,902
Hufvudstaden AB, A Shares	1,525	23,936
Indutrade AB	5,919	117,036
Intrum Justitia AB	4,673	146,557
Inwido AB	3,126	34,914
JM AB	6,233	156,607
KappAhl AB	2,691	11,944
Klovern AB, B Shares	10,266	11,863
Kungsleden AB	10,626	69,144
Lindab International AB	6,008	46,256
Loomis AB, B Shares	4,564	111,597
Mekonomen AB	2,150	46,478
Modern Times Group MTG AB, B Shares	2,175	57,815
Munksjo OYJ (I)	33	348
Mycronic AB	3,734	27,918
NCC AB, B Shares	2,552	59,255
Net Insight AB, B Shares (I)(L)	40,297	28,815
NetEnt AB (I)	8,580	84,971
New Wave Group AB, B Shares	4,353	19,426
Nibe Industrier AB, B Shares	13,273	110,375
Nobia AB	8,526	74,176
Nolato AB, B Shares	1,128	29,556
Nordnet AB, B Shares	5,460	16,850
OEM International AB, B Shares (I)	1,799	26,597
Peab AB	14,016	106,341
Ratos AB, B Shares	10,353	50,512
Saab AB, B Shares	1,752	54,636
SAS AB (I)(L)	13,979	26,646
Sensys Gatso Group AB (I)(L)	18,211	4,630
SkiStar AB	222	3,236
SSAB AB, A Shares (I)	882	2,036
SSAB AB, A Shares (I)	8,086	18,831
SSAB AB, B Shares (I)	11,592	21,785
SSAB AB, B Shares (I)	770	1,482
SSAB AB, B Shares (I)	5,162	9,842
Sweco AB, B Shares	4,462	77,411
The Thule Group AB (S)	1,118	16,008
Wallenstam AB, B Shares	9,275	75,446
Wihlborgs Fastigheter AB	3,088	63,209
		3,547,935
Switzerland - 5.3%
AFG Arbonia-Forster Holding AG (I)	1,795	25,583
Allreal Holding AG (I)	841	116,340
Alpiq Holding AG (I)	155	10,816
APG SGA SA	88	36,041
Aryzta AG (I)	1,152	42,573
Ascom Holding AG	3,277	52,131
Autoneum Holding AG	263	61,699
Bachem Holding AG	14	1,137
Baloise Holding AG	1,441	160,499
Bank Coop AG	801	35,029
Banque Cantonale de Geneve	12	3,584
Banque Cantonale Vaudoise	91	60,923
Barry Callebaut AG (I)	17	20,931
Belimo Holding AG	21	62,361
Bell AG	90	33,899
Berner Kantonalbank AG	285	54,691
BKW AG	294	13,077
Bobst Group SA	632	31,462
Bossard Holding AG (I)	447	47,411
Bucher Industries AG	547	128,055
Burckhardt Compression Holding AG	228	70,615

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Burkhalter Holding AG	218	$26,833
Calida Holding AG (I)	285	8,921
Cembra Money Bank AG (I)	949	66,374
Charles Voegele Holding AG (I)	998	6,051
Cicor Technologies (I)	277	5,643
Clariant AG (I)	8,423	142,343
Coltene Holding AG	170	11,995
Conzzeta AG	16	10,220
Daetwyler Holding AG	673	89,871
DKSH Holding AG	778	50,965
dorma+kaba Holding AG	239	166,969
Edmond de Rothschild Suisse SA	1	14,454
EFG International AG (I)	4,687	17,793
Emmi AG (I)	226	137,786
Energiedienst Holding AG	559	13,005
Ferrexpo PLC	5,662	2,456
Flughafen Zuerich AG	1,355	239,796
Forbo Holding AG (I)	82	97,387
GAM Holding AG (I)	10,480	111,878
Gategroup Holding AG (I)	1,251	66,014
Georg Fischer AG	265	211,843
Gurit Holding AG (I)	22	13,843
Helvetia Holding AG	463	240,875
Huber & Suhner AG	574	30,917
Implenia AG	994	65,452
Inficon Holding AG (I)	129	43,664
Interroll Holding AG	38	35,562
Intershop Holding AG	112	51,557
Kardex AG (I)	420	37,522
Katanga Mining, Ltd. (I)	16,374	1,901
Komax Holding AG	339	70,054
Kudelski SA (I)	3,337	66,341
LEM Holding SA	42	37,770
Logitech International SA	1,671	27,204
Logitech International SA	5,484	89,156
Luzerner Kantonalbank AG (I)	254	107,245
Metall Zug AG, B Shares	5	14,277
Meyer Burger Technology AG (I)	4,318	15,451
Mobilezone Holding AG	2,429	31,346
Mobimo Holding AG (I)	463	105,295
OC Oerlikon Corp. AG (I)	9,053	79,485
Orascom Development Holding AG (I)	533	4,081
Orell Fuessli Holding AG	136	17,114
Orior AG (I)	169	11,406
Panalpina Welttransport Holding AG	858	102,711
Phoenix Mecano AG	62	30,169
Plazza AG	16	3,726
PSP Swiss Property AG	1,672	162,228
Rieter Holding AG (I)	251	51,379
Romande Energie Holding SA	43	45,794
Schaffner Holding AG (I)	40	9,216
Schmolz & Bickenbach AG (I)	55,184	38,481
Schweiter Technologies AG	80	76,317
Siegfried Holding AG (I)	210	40,391
St. Galler Kantonalbank AG	125	48,391
Straumann Holding AG	672	265,110
Sulzer AG	639	55,450
Swissquote Group Holding SA (I)	328	7,666
Tamedia AG	201	33,860
Tecan Group AG	559	87,197
Temenos Group AG (I)	4,640	231,590
U-Blox AG (I)	323	69,630
Valiant Holding AG	1,060	101,784

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Valora Holding AG	291	$80,898
Vaudoise Assurances Holding SA	111	56,546
Vetropack Holding AG	3	4,467
Von Roll Holding AG (I)	7,878	4,681
Vontobel Holding AG	1,927	83,041
VZ Holding AG	83	24,611
Ypsomed Holding AG (I)	276	52,108
Zehnder Group AG (I)	615	23,890
Zug Estates Holding AG, B Shares (I)	8	13,063
Zuger Kantonalbank AG	13	65,286
		5,634,653
Taiwan - 0.0%
Ya Hsin Industrial Company, Ltd. (I)	138,000	0
United Arab Emirates - 0.0%
Lamprell PLC (I)	33,134	31,590
United Kingdom - 14.8%
4imprint Group PLC	154	2,660
A.G.Barr PLC	7,680	49,887
AA PLC	12,867	41,196
Aberdeen Asset Management PLC	12,945	48,569
Acacia Mining PLC	2,512	15,127
Afren PLC (I)	55,554	0
Aggreko PLC	2,812	48,094
Alizyme PLC (I)	22,479	0
Amec Foster Wheeler PLC	9,192	60,439
Anglo Pacific Group PLC	12,147	13,111
Ashmore Group PLC	18,067	71,937
AVEVA Group PLC	721	16,349
Balfour Beatty PLC (I)	46,053	132,373
BBA Aviation PLC	65,305	193,244
Beazley PLC	34,635	168,387
Bellway PLC	8,717	221,130
Berendsen PLC	10,915	177,339
BGEO Group PLC	252	8,826
Bodycote PLC	15,683	108,206
Booker Group PLC	63,830	147,817
Bovis Homes Group PLC	10,397	101,461
Braemar Shipping Services PLC	1,328	7,277
Brammer PLC	8,722	6,965
Brewin Dolphin Holdings PLC	15,013	48,333
British Polythene Industries PLC	3,531	43,692
Britvic PLC	13,911	108,857
BTG PLC (I)	6,596	63,706
Capital & Counties Properties PLC	13,116	52,221
Carillion PLC (L)	27,252	85,104
Charles Taylor PLC	4,285	13,694
Chemring Group PLC	15,378	25,998
Chesnara PLC	4,750	17,479
Cineworld Group PLC	10,316	75,254
Close Brothers Group PLC	10,738	162,770
Cobham PLC	74,691	157,362
Computacenter PLC	6,677	65,858
Concentric AB	3,667	41,882
Connect Group PLC	21,090	41,577
Consort Medical PLC	2,579	35,948
Costain Group PLC	4,797	20,275
Cranswick PLC	3,940	109,902
Crest Nicholson Holdings PLC	4,244	20,264
Daily Mail & General Trust PLC	14,473	115,538
Dairy Crest Group PLC	14,003	100,310
Darty PLC	13,940	31,314
De La Rue PLC	6,976	47,631

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Debenhams PLC	91,915	$67,925
Dechra Pharmaceuticals PLC	4,401	68,762
Devro PLC	5,754	19,823
Dialight PLC (I)	105	707
Dialog Semiconductor PLC (I)	5,144	154,133
Dignity PLC	4,231	145,268
Diploma PLC	6,124	68,205
Domino’s Pizza Group PLC	29,982	133,208
Drax Group PLC	30,783	133,604
DS Smith PLC	64,440	333,396
Dunelm Group PLC	5,863	61,544
e2v technologies PLC	2,485	6,787
Electrocomponents PLC	31,661	110,093
Elementis PLC	28,876	77,033
EnQuest PLC (I)	53,014	22,744
Enterprise Inns PLC (I)	40,990	44,124
Essentra PLC	14,966	102,682
esure Group PLC	2,572	9,787
Euromoney Institutional Investor PLC	3,412	42,530
Fenner PLC	9,083	18,970
Fidessa Group PLC	2,560	67,455
Findel PLC (I)	8,139	19,140
Firstgroup PLC (I)	88,330	118,425
Foxtons Group PLC (I)	8,069	11,963
Galliford Try PLC	6,450	78,790
Gem Diamonds, Ltd.	12,666	21,184
Genus PLC	4,351	90,843
Go-Ahead Group PLC	2,216	57,838
Greene King PLC	20,833	216,953
Greggs PLC	7,878	102,210
Halfords Group PLC	15,547	66,845
Halma PLC	21,707	295,239
Hays PLC	78,663	102,781
Headlam Group PLC	4,631	26,638
Helical Bar PLC	8,263	31,261
Henderson Group PLC	64,172	182,439
Hill & Smith Holdings PLC	6,401	75,774
Hilton Food Group PLC	1,880	13,830
Home Retail Group PLC	14,484	29,661
HomeServe PLC	22,230	156,388
Howden Joinery Group PLC	32,781	168,366
Hunting PLC	9,804	63,059
ICAP PLC	28,878	162,489
IG Group Holdings PLC	21,765	235,679
Imagination Technologies Group PLC (I)(L)	16,400	42,544
IMI PLC	1,599	20,722
Inchcape PLC	26,025	218,828
Indivior PLC	2,919	9,822
Informa PLC	18,951	184,799
Intermediate Capital Group PLC	13,522	88,595
International Personal Finance PLC	12,526	47,705
Interserve PLC	9,571	33,198
IP Group PLC (I)	127	242
ITE Group PLC	16,803	31,813
Ithaca Energy, Inc. (I)(L)	15,580	15,074
J.D. Wetherspoon PLC	5,468	51,450
James Fisher & Sons PLC	4,579	84,696
Jardine Lloyd Thompson Group PLC	8,402	105,267
JD Sports Fashion PLC	1,594	24,576
John Menzies PLC	2,832	20,588
John Wood Group PLC	11,502	105,878
Jupiter Fund Management PLC	22,824	112,078
KAZ Minerals PLC (I)	24,312	43,166

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
KCOM Group PLC	41,789	$58,841
Keller Group PLC	4,607	55,662
Kier Group PLC	7,205	101,470
Ladbrokes PLC	55,844	83,381
Laird PLC	25,897	113,635
Lancashire Holdings, Ltd.	16,033	126,082
Lavendon Group PLC	3,421	5,077
Liberty Global PLC LiLAC, Class A (I)	141	4,545
Liberty Global PLC LiLAC, Class C (I)	345	11,211
Liberty Global PLC, Series A (I)	1,129	32,809
Liberty Global PLC, Series C (I)	2,765	79,217
Lookers PLC	22,449	32,204
Low & Bonar PLC	22,280	17,579
Man Group PLC	85,474	132,801
Management Consulting Group PLC (I)	217	46
Marshalls PLC	12,527	39,818
Marston’s PLC	46,292	83,419
McBride PLC (I)	14,770	30,608
Mears Group PLC	8,289	43,452
Meggitt PLC	15,767	85,701
Melrose Industries PLC	4,902	27,849
Micro Focus International PLC	8,615	185,861
Millennium & Copthorne Hotels PLC	11,024	59,078
Mitchells & Butlers PLC	20,686	63,873
Mitie Group PLC	27,952	92,627
MJ Gleeson PLC	2,770	15,485
Moneysupermarket.com Group PLC	26,722	96,816
Morgan Advanced Materials PLC	22,063	68,271
Morgan Sindall Group PLC	789	6,900
Mothercare PLC (I)	8,741	15,867
MWB Group Holdings PLC (I)	11,618	754
N. Brown Group PLC	13,495	31,246
National Express Group PLC	34,580	136,481
NCC Group PLC	13,335	46,987
Northgate PLC	7,010	30,426
Novae Group PLC	2,664	26,517
Ocado Group PLC (I)	2,910	8,979
Ophir Energy PLC (I)	7,595	8,019
Oxford Instruments PLC	2,533	23,996
Pagegroup PLC	20,236	80,350
PayPoint PLC	4,414	53,318
Pendragon PLC	63,903	23,751
Pennon Group PLC	22,238	281,252
Petrofac, Ltd.	4,438	46,131
Petropavlovsk PLC (I)	13,086	1,276
Pets at Home Group PLC	616	1,918
Photo-Me International PLC	9,981	18,167
Poundland Group PLC	177	488
Premier Farnell PLC	19,707	43,280
Premier Foods PLC (I)	41,106	22,525
Premier Oil PLC (I)	29,180	29,747
Punch Taverns PLC (I)	1,008	1,239
PZ Cussons PLC	16,024	70,446
QinetiQ Group PLC	52,160	154,839
Rank Group PLC	3,844	10,994
Rathbone Brothers PLC	2,792	65,771
Redrow PLC	24,204	101,798
Renishaw PLC	2,008	58,464
Rentokil Initial PLC	98,343	253,963
Ricardo PLC	2,717	26,746
Rightmove PLC	5,015	244,939
RM PLC	8,752	13,638
Rotork PLC	60,697	175,721

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
RPC Group PLC	21,241	$222,320
RPS Group PLC	17,736	41,233
Savills PLC	9,220	75,440
SDL PLC	7,019	36,019
Senior PLC	28,121	77,335
Shanks Group PLC	35,094	37,609
SIG PLC	41,252	61,917
Soco International PLC	16,636	31,644
Spectris PLC	7,772	189,185
Speedy Hire PLC	24,369	10,812
Spirax-Sarco Engineering PLC	5,227	261,741
Spire Healthcare Group PLC (S)	8,597	38,338
Spirent Communications PLC	48,511	52,680
Sportech PLC (I)	11,390	8,917
St. Ives PLC	3,492	3,820
St. Modwen Properties PLC	14,271	51,222
Stagecoach Group PLC	27,597	85,347
SThree PLC	8,144	27,047
Stobart Group, Ltd.	1,253	2,678
Stolt-Nielsen, Ltd.	620	7,525
STV Group PLC	2,685	10,910
SuperGroup PLC	424	7,175
Synthomer PLC	18,970	82,407
TalkTalk Telecom Group PLC	31,116	90,902
Tate & Lyle PLC	19,727	176,379
Ted Baker PLC	1,270	41,274
Telecom Plus PLC	3,621	50,309
The Restaurant Group PLC	10,421	40,120
The Unite Group PLC	15,949	131,939
The Vitec Group PLC	1,430	9,918
The Weir Group PLC	10,225	197,481
Thomas Cook Group PLC (I)	66,442	55,836
Topps Tiles PLC	15,591	22,001
Trinity Mirror PLC	11,839	13,855
TT Electronics PLC	14,769	25,338
Tullett Prebon PLC	16,882	68,519
Tullow Oil PLC (I)	33,356	117,643
U & I Group PLC	5,560	11,731
UBM PLC	22,464	192,659
UK Mail Group PLC	2,810	11,454
Ultra Electronics Holdings PLC	2,489	57,917
Vectura Group PLC (I)	34,588	74,426
Vesuvius PLC	21,699	82,914
Victrex PLC	4,968	100,576
Volex PLC (I)	3,136	1,299
Vp PLC	637	5,368
W.S. Atkins PLC	6,846	121,628
WH Smith PLC	8,112	170,422
William Hill PLC	48,853	168,277
Wilmington PLC	8,076	27,161
Wincanton PLC	7,151	17,753
Wireless Group PLC	4,980	20,513
Xaar PLC	2,846	15,880
Zeal Network SE	349	12,337
Zoopla Property Group PLC (S)	6,724	23,832
		15,828,312
United States - 0.2%
Alacer Gold Corp. (I)	14,491	34,546
Argonaut Gold, Inc. (I)	6,900	20,295
Energy Fuels, Inc. (I)	730	1,644
Ormat Technologies, Inc.	1	32
REC Silicon ASA (I)	135,975	24,339
Sims Metal Management, Ltd.	15,252	90,441

The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United States (continued)
Thompson Creek Metals Company, Inc. (I)	11,493	$4,804
		176,101
TOTAL COMMON STOCKS (Cost $109,169,199)		$105,518,584

PREFERRED SECURITIES - 0.3%
Germany - 0.3%
Draegerwerk AG & Company KGaA	721	44,013
Fuchs Petrolub SE	2,559	100,674
Jungheinrich AG	1,449	43,613
Sartorius AG	920	67,980
Sixt SE	1,166	46,012
STO SE & Company KGaA	124	14,204
Villeroy & Boch AG	625	9,365
		325,861
TOTAL PREFERRED SECURITIES (Cost $323,146)		$325,861

RIGHTS - 0.1%
Acerinox SA (Expiration
Date: 07/13/2016) (I)(N)	8,752	4,410
BW Offshore, Ltd. (Expiration
Date:07/23/2016; Strike Price: NOK 0.10) (I)	384,589	3,676
Elders, Ltd. (Expiration Date: 07/07/2016;
Strike Price: AUD 3.40) (I)	1,213	289
Fagron (Expiration Date: 07/08/2016; Strike
Price EUR 5.16) (I)	1,839	1,763
Glacier Media, Inc. (Expiration Date:
07/01/2016; Strike Price CAD 0.65) (I)	6,100	24
Mayne Pharma Group, Ltd. (I)(N)	9,533	13,544
Mayne Pharma Group, Ltd. (Expiration Date:
07/07/2016; Strike Price: AUD 1.28) (I)	9,533	4,444
Noble Group, Ltd. (Expiration Date:
07/22/2016; Strike Price: SGD 0.11) (I)	281,400	18,800
TOTAL RIGHTS (Cost $78,255)		$46,950

WARRANTS - 0.0%
Cheuk Nang Holdings, Ltd. (Expiration Date:
04/25/2017; Strike Price HKD 4.30) (I)	90	20
Ezion Holdings, Ltd. (Expiration Date:
04/15/2020; Strike Price: SGD 0.50) (I)	20,200	2,279
TOTAL WARRANTS (Cost $0)		$2,299

SECURITIES LENDING COLLATERAL - 1.1%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	121,717	1,218,036
TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,218,039)		$1,218,036

SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
BlackRock Cash Funds - Prime, Institutional
Class, 0.4771% (Y)	97,902	$97,902
TOTAL SHORT-TERM INVESTMENTS (Cost $97,902)		$97,902
Total Investments (International Small Company Trust)
(Cost $110,886,541) - 100.4%		$107,209,632
Other assets and liabilities, net - (0.4%)		(447,014)
TOTAL NET ASSETS - 100.0%		$106,762,618

International Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.1%
Australia - 2.0%
Origin Energy, Ltd.	1,578,725	$6,897,659
WorleyParsons, Ltd. (L)	1,589,979	8,724,991
		15,622,650
Belgium - 0.7%
UCB SA	70,360	5,283,171
Canada - 9.5%
Barrick Gold Corp.	723,190	15,440,107
Cenovus Energy, Inc.	550,500	7,614,408
Ensign Energy Services, Inc.	777,400	4,362,514
HudBay Minerals, Inc.	1,216,100	5,807,761
Precision Drilling Corp.	2,106,400	11,168,265
Silver Wheaton Corp.	952,600	22,422,358
Suncor Energy, Inc.	288,200	7,994,960
		74,810,373
China - 6.7%
Baidu, Inc., ADR (I)	42,190	6,967,679
China Life Insurance Company, Ltd., H Shares	2,216,000	4,777,967
China Telecom Corp., Ltd., H Shares	20,958,427	9,425,353
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	2,581,800	5,724,835
Sinopec Engineering Group Company, Ltd.,
H Shares	8,961,000	8,131,213
Sinopharm Group Company, Ltd., H Shares	1,348,000	6,475,373
Springland International Holdings, Ltd. (L)	5,349,200	693,032
Trina Solar, Ltd., ADR (I)(L)	1,394,291	10,791,812
		52,987,264
France - 8.4%
AXA SA	420,461	8,313,649
BNP Paribas SA	362,306	15,889,189
Cie Generale des Etablissements Michelin	113,680	10,713,319
Sanofi	162,713	13,518,698
Societe Generale SA	84,323	2,638,133
Technip SA	107,220	5,803,306
TOTAL SA	190,846	9,152,255
		66,028,549
Germany - 6.0%
Bayer AG	76,310	7,664,220
Deutsche Lufthansa AG	359,610	4,228,140
Gerresheimer AG	90,920	7,003,729
Merck KGaA	53,744	5,462,726
METRO AG	154,982	4,766,664
MorphoSys AG (I)(L)	84,190	3,510,311
Muenchener Rueckversicherungs-
Gesellschaft AG	22,857	3,833,022
Siemens AG	108,861	11,171,495
		47,640,307
Hong Kong - 4.0%
China Mobile, Ltd.	458,500	5,297,608
GCL-Poly Energy Holdings, Ltd. (L)	98,088,000	12,892,345
Haier Electronics Group Company, Ltd.	2,369,000	3,619,647
Kingboard Chemical Holdings, Ltd.	3,314,700	6,607,981
Kunlun Energy Company, Ltd.	3,622,000	3,014,165
		31,431,746
India - 1.3%
Hero MotoCorp, Ltd.	83,700	3,925,335
Jain Irrigation Systems, Ltd.	1,872,382	2,075,314
LIC Housing Finance, Ltd.	618,559	4,554,988
		10,555,637

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

International Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Israel - 1.9%
Teva Pharmaceutical Industries, Ltd., ADR	291,724	$14,653,297
Italy - 2.1%
Eni SpA	677,240	10,908,468
UniCredit SpA	2,683,464	5,901,643
		16,810,111
Japan - 5.0%
ITOCHU Corp.	371,260	4,541,703
Nissan Motor Company, Ltd.	1,505,800	13,438,240
SoftBank Group Corp.	276,900	15,659,269
Sumitomo Rubber Industries, Ltd.	191,000	2,557,089
Toyota Motor Corp.	74,330	3,664,360
		39,860,661
Luxembourg - 0.9%
Tenaris SA	488,494	7,060,291
Mexico - 0.7%
Industrias Penoles SAB de CV	223,640	5,339,333
Netherlands - 6.7%
Aegon NV	2,268,102	8,986,997
ING Groep NV	640,340	6,624,930
QIAGEN NV (I)	420,910	9,172,626
Royal Dutch Shell PLC, B Shares	517,426	14,295,819
SBM Offshore NV (L)	1,173,310	13,597,659
		52,678,031
Norway - 0.5%
Telenor ASA	258,179	4,273,643
Singapore - 1.0%
United Overseas Bank, Ltd.	604,300	8,326,019
South Africa - 0.4%
Petra Diamonds, Ltd.	1,836,540	2,834,408
South Korea - 14.0%
Hana Financial Group, Inc.	859,668	17,477,815
Hyundai Mobis Company, Ltd.	49,336	10,854,088
Hyundai Motor Company	36,523	4,320,360
KB Financial Group, Inc., ADR	733,361	20,871,454
KIWOOM Securities Company, Ltd.	24,298	1,520,500
Korea Investment Holdings Company, Ltd.	112,346	4,141,868
Posco Daewoo Corp.	330,464	7,258,998
Samsung Electronics Company, Ltd.	35,704	44,464,022
		110,909,105
Spain - 0.5%
Tecnicas Reunidas SA (L)	124,462	3,730,381
Sweden - 0.7%
Getinge AB, B Shares	262,002	5,409,294
Switzerland - 7.0%
ABB, Ltd. (I)	455,600	9,017,280
Basilea Pharmaceutica AG (I)(L)	34,270	2,381,957
Credit Suisse Group AG (I)	553,929	5,900,684
GAM Holding AG (I)	219,280	2,340,895
Glencore PLC (I)	5,623,710	11,591,203
Roche Holding AG	45,532	12,014,976
Swiss Re AG	61,481	5,369,776
UBS Group AG	499,300	6,478,714
		55,095,485
Taiwan - 1.0%
Catcher Technology Company, Ltd.	422,000	3,146,507
Quanta Computer, Inc.	2,575,000	4,906,873
		8,053,380

International Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thailand - 1.1%
Bangkok Bank PCL, NVDR	1,236,700	$5,598,561
PTT Exploration & Production PCL	1,443,600	3,467,065
		9,065,626
United Kingdom - 12.9%
Aviva PLC	1,319,940	6,957,820
BAE Systems PLC	1,545,061	10,816,351
Barclays PLC	4,122,500	7,667,421
BP PLC	2,835,625	16,598,464
Carillion PLC (L)	1,441,700	4,502,240
HSBC Holdings PLC	1,661,010	10,290,926
Johnson Matthey PLC	155,816	5,844,258
Kingfisher PLC	997,670	4,285,099
Marks & Spencer Group PLC	37,574	160,912
Petrofac, Ltd.	1,161,960	12,078,176
Standard Chartered PLC	1,528,457	11,596,425
Subsea 7 SA (I)(L)	567,543	5,578,659
Vodafone Group PLC	1,962,712	5,984,062
		102,360,813
United States - 4.1%
Apple, Inc.	65,040	6,217,824
Eli Lilly & Company	54,330	4,278,488
Halliburton Company	354,130	16,038,548
Stillwater Mining Company (I)	496,670	5,890,506
		32,425,366
TOTAL COMMON STOCKS (Cost $862,930,660)		$783,244,941

SECURITIES LENDING COLLATERAL - 6.3%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	5,023,255	50,268,213
TOTAL SECURITIES LENDING
COLLATERAL (Cost $50,268,859)		$50,268,213

SHORT-TERM INVESTMENTS - 0.4%
U.S. Government Agency - 0.4%
Federal Agricultural Mortgage Corp.
0.204%, 07/01/2016*	$3,000,000	$3,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,000,000)		$3,000,000
Total Investments (International Value Trust)
(Cost $916,199,519) - 105.8%		$836,513,154
Other assets and liabilities, net - (5.8%)		(46,140,575)
TOTAL NET ASSETS - 100.0%		$790,372,579

Lifestyle Aggressive PS Series

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 81.3%
Equity - 81.3%
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	1,037,690	$16,945,484
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $17,509,465)		$16,945,484

UNAFFILIATED INVESTMENT COMPANIES - 18.8%
Exchange-traded funds - 18.8%
Financial Select Sector SPDR Fund	19,209	438,541

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Lifestyle Aggressive PS Series (continued)

	Shares or
	Principal
	Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
Vanguard Energy ETF	2,630	$250,166
Vanguard FTSE Emerging Markets ETF	32,843	1,156,730
Vanguard Health Care ETF	1,313	171,333
Vanguard Information Technology ETF	5,715	612,019
Vanguard Materials ETF	790	80,920
Vanguard Mid-Cap ETF	5,157	637,560
Vanguard REIT ETF	2,474	219,370
Vanguard Small-Cap ETF	2,959	342,297
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $4,055,505)		$3,908,936
Total Investments (Lifestyle Aggressive PS Series)
(Cost $21,564,970) - 100.1%		$20,854,420
Other assets and liabilities, net - (0.1%)		(19,381)
TOTAL NET ASSETS - 100.0%		$20,835,039

Lifestyle Balanced PS Series

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 49.9%
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	30,098,142	$491,502,659
Fixed income - 50.1%
Bond, Series NAV (JHAM) (A)(1)	35,295,899	493,083,705
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $984,134,525)		$984,586,364
Total Investments (Lifestyle Balanced PS Series)
(Cost $984,134,525) - 100.0%		$984,586,364
Other assets and liabilities, net - 0.0%		(52,970)
TOTAL NET ASSETS - 100.0%		$984,533,394

Lifestyle Conservative PS Series

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 19.9%
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	2,524,295	$41,221,730
Fixed income - 80.1%
Bond, Series NAV (JHAM) (A)(1)	11,847,826	165,514,134
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $203,514,369)		$206,735,864
Total Investments (Lifestyle Conservative PS Series)
(Cost $203,514,369) - 100.0%		$206,735,864
Other assets and liabilities, net - 0.0%		(28,670)
TOTAL NET ASSETS - 100.0%		$206,707,194

Lifestyle Growth PS Series

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 70.5%
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	83,960,101	$1,371,068,452
Fixed income - 29.5%
Bond, Series NAV (JHAM) (A)(1)	41,080,452	573,893,909
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $1,970,978,883)		$1,944,962,361
Total Investments (Lifestyle Growth PS Series)
(Cost $1,970,978,883) - 100.0%		$1,944,962,361
Other assets and liabilities, net - 0.0%		(83,392)
TOTAL NET ASSETS - 100.0%		$1,944,878,969

Lifestyle Moderate PS Series

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 40.2%
Strategic Equity Allocation,
Series NAV (JHAM) (A)(1)	8,106,946	$132,386,429
Fixed income - 59.8%
Bond, Series NAV (JHAM) (A)(1)	14,104,698	197,042,628
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $327,433,330)		$329,429,057
Total Investments (Lifestyle Moderate PS Series)
(Cost $327,433,330) - 100.0%		$329,429,057
Other assets and liabilities, net - 0.0%		(32,730)
TOTAL NET ASSETS - 100.0%		$329,396,327

Mid Cap Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.5%
Consumer discretionary - 11.4%
Auto components - 0.4%
Dana Holding Corp.	86,930	$917,981
Gentex Corp.	169,789	2,623,240
		3,541,221
Automobiles - 0.2%
Thor Industries, Inc.	26,841	1,737,686
Distributors - 0.3%
Pool Corp.	24,730	2,325,362
Diversified consumer services - 0.6%
DeVry Education Group, Inc. (L)	33,198	592,252
Graham Holdings Company, Class B	2,517	1,232,172
Service Corp. International	113,883	3,079,396
Sotheby’s (L)	30,636	839,426
		5,743,246
Hotels, restaurants and leisure - 2.4%
Brinker International, Inc.	32,758	1,491,472
Buffalo Wild Wings, Inc. (I)	11,066	1,537,621

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Churchill Downs, Inc.	6,656	$841,052
Cracker Barrel Old Country Store, Inc. (L)	14,073	2,413,097
Domino’s Pizza, Inc.	29,480	3,873,082
Dunkin’ Brands Group, Inc.	53,869	2,349,766
International Speedway Corp., Class A	15,596	521,686
Jack in the Box, Inc.	19,128	1,643,478
Panera Bread Company, Class A (I)	13,402	2,840,420
Texas Roadhouse, Inc.	37,200	1,696,320
The Cheesecake Factory, Inc.	26,226	1,262,520
The Wendy’s Company	125,496	1,207,272
		21,677,786
Household durables - 1.7%
CalAtlantic Group, Inc.	43,833	1,609,109
Helen of Troy, Ltd. (I)	16,315	1,677,835
KB Home (L)	49,143	747,465
NVR, Inc. (I)	2,153	3,833,072
Tempur Sealy International, Inc. (I)(L)	35,808	1,980,899
Toll Brothers, Inc. (I)	89,684	2,413,396
TRI Pointe Group, Inc. (I)	85,723	1,013,246
Tupperware Brands Corp.	29,687	1,670,784
		14,945,806
Internet and catalog retail - 0.1%
HSN, Inc.	18,749	917,389
Leisure products - 0.8%
Brunswick Corp.	53,275	2,414,423
Polaris Industries, Inc. (L)	35,330	2,888,581
Vista Outdoor, Inc. (I)	35,701	1,704,009
		7,007,013
Media - 1.6%
AMC Networks, Inc., Class A (I)	35,971	2,173,368
Cable One, Inc.	2,565	1,311,767
Cinemark Holdings, Inc.	62,146	2,265,843
DreamWorks Animation
SKG, Inc., Class A (I)	42,168	1,723,406
John Wiley & Sons, Inc., Class A	28,369	1,480,294
Live Nation Entertainment, Inc. (I)	85,891	2,018,439
Meredith Corp.	22,118	1,148,145
The New York Times Company, Class A	72,489	877,117
Time, Inc.	59,630	981,510
		13,979,889
Multiline retail - 0.3%
Big Lots, Inc.	26,084	1,307,069
J.C. Penney Company, Inc. (I)(L)	180,727	1,604,856
		2,911,925
Specialty retail - 2.0%
Aaron’s, Inc.	38,060	833,133
Abercrombie & Fitch Company, Class A	39,733	707,645
American Eagle Outfitters, Inc. (L)	97,827	1,558,384
Ascena Retail Group, Inc. (I)(L)	100,417	701,915
Cabela’s, Inc. (I)	28,493	1,426,360
Chico’s FAS, Inc.	77,952	834,866
CST Brands, Inc.	44,493	1,916,758
Dick’s Sporting Goods, Inc.	52,415	2,361,820
GameStop Corp., Class A (L)	61,105	1,624,171
Guess?, Inc.	37,670	566,934
Murphy USA, Inc. (I)	21,769	1,614,389
Office Depot, Inc. (I)	291,030	963,309
Restoration Hardware Holdings, Inc. (I)(L)	22,198	636,639

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Williams-Sonoma, Inc.	48,321	$2,518,974
		18,265,297
Textiles, apparel and luxury goods - 1.0%
Carter’s, Inc.	29,845	3,177,597
Deckers Outdoor Corp. (I)	18,824	1,082,756
Fossil Group, Inc. (I)(L)	24,321	693,878
Kate Spade & Company (I)	75,231	1,550,511
Skechers U.S.A., Inc., Class A (I)	78,124	2,321,845
		8,826,587
		101,879,207
Consumer staples - 4.5%
Beverages - 0.1%
The Boston Beer
Company, Inc., Class A (I)(L)	5,488	938,613
Food and staples retailing - 0.8%
Casey’s General Stores, Inc.	22,955	3,018,812
Sprouts Farmers Market, Inc. (I)	83,294	1,907,433
SUPERVALU, Inc. (I)	156,144	737,000
United Natural Foods, Inc. (I)	29,585	1,384,578
		7,047,823
Food products - 3.0%
Dean Foods Company	53,941	975,793
Flowers Foods, Inc.	107,163	2,009,306
Ingredion, Inc.	42,315	5,475,984
Lancaster Colony Corp.	11,439	1,459,731
Post Holdings, Inc. (I)	37,803	3,125,930
Snyder’s-Lance, Inc.	46,755	1,584,527
The Hain Celestial Group, Inc. (I)	60,808	3,025,198
The WhiteWave Foods Company (I)	103,996	4,881,572
Tootsie Roll Industries, Inc. (L)	10,555	406,684
TreeHouse Foods, Inc. (I)	33,172	3,405,106
		26,349,831
Household products - 0.2%
Energizer Holdings, Inc.	36,346	1,871,456
Personal products - 0.4%
Avon Products, Inc.	256,396	969,177
Edgewell Personal Care Company (I)	34,893	2,945,318
		3,914,495
		40,122,218
Energy - 3.5%
Energy equipment and services - 1.5%
Dril-Quip, Inc. (I)	22,312	1,303,690
Ensco PLC, Class A	177,126	1,719,893
Nabors Industries, Ltd.	165,726	1,665,546
Noble Corp. PLC (L)	142,972	1,178,089
Oceaneering International, Inc.	57,643	1,721,220
Oil States International, Inc. (I)	30,191	992,680
Patterson-UTI Energy, Inc.	86,631	1,846,973
Rowan Companies PLC, Class A	73,755	1,302,513
Superior Energy Services, Inc.	89,009	1,638,656
		13,369,260
Oil, gas and consumable fuels - 2.0%
CONSOL Energy, Inc. (L)	134,832	2,169,447
Denbury Resources, Inc. (L)	206,095	739,881
Energen Corp.	57,061	2,750,911
Gulfport Energy Corp. (I)	73,682	2,303,299
HollyFrontier Corp.	103,344	2,456,487

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
QEP Resources, Inc.	115,949	$2,044,181
SM Energy Company	40,020	1,080,540
Western Refining, Inc. (L)	39,709	819,197
World Fuel Services Corp.	41,635	1,977,246
WPX Energy, Inc. (I)	162,966	1,517,213
		17,858,402
		31,227,662
Financials - 26.1%
Banks - 5.5%
Associated Banc-Corp.	88,251	1,513,505
BancorpSouth, Inc.	49,953	1,133,434
Bank of Hawaii Corp.	25,297	1,740,434
Bank of the Ozarks, Inc.	47,996	1,800,810
Cathay General Bancorp	43,096	1,215,307
Commerce Bancshares, Inc.	48,798	2,337,424
Cullen/Frost Bankers, Inc. (L)	32,066	2,043,566
East West Bancorp, Inc.	84,703	2,895,149
First Horizon National Corp.	137,012	1,888,025
First Niagara Financial Group, Inc.	207,927	2,025,209
FirstMerit Corp.	97,867	1,983,764
FNB Corp.	122,618	1,537,630
Fulton Financial Corp.	101,956	1,376,406
Hancock Holding Company	45,563	1,189,650
International Bancshares Corp.	32,557	849,412
PacWest Bancorp	67,284	2,676,558
PrivateBancorp, Inc.	46,663	2,054,572
Prosperity Bancshares, Inc.	38,439	1,960,005
Signature Bank (I)	31,555	3,941,851
SVB Financial Group (I)	30,451	2,897,717
Synovus Financial Corp. (I)	73,772	2,138,650
TCF Financial Corp.	100,539	1,271,818
Trustmark Corp.	39,742	987,589
Umpqua Holdings Corp.	129,592	2,004,788
Valley National Bancorp	131,585	1,200,055
Webster Financial Corp.	53,876	1,829,090
		48,492,418
Capital markets - 1.7%
Eaton Vance Corp.	66,669	2,356,082
Federated Investors, Inc., Class B	55,615	1,600,600
Janus Capital Group, Inc.	85,726	1,193,306
Raymond James Financial, Inc.	74,043	3,650,320
SEI Investments Company	79,987	3,848,175
Stifel Financial Corp. (I)	39,071	1,228,783
Waddell & Reed Financial, Inc., Class A	47,899	824,821
WisdomTree Investments, Inc. (L)	66,569	651,711
		15,353,798
Consumer finance - 0.2%
SLM Corp. (I)	251,547	1,554,560
Diversified financial services - 1.6%
CBOE Holdings, Inc.	47,844	3,187,367
FactSet Research Systems, Inc.	24,032	3,879,245
MarketAxess Holdings, Inc.	22,080	3,210,432
MSCI, Inc.	50,998	3,932,966
		14,210,010
Insurance - 4.8%
Alleghany Corp. (I)	9,075	4,987,439
American Financial Group, Inc.	41,792	3,089,683
Aspen Insurance Holdings, Ltd.	35,696	1,655,580
Brown & Brown, Inc.	68,318	2,559,875
CNO Financial Group, Inc.	105,272	1,838,049

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Endurance Specialty Holdings, Ltd.	36,435	$2,446,975
Everest Re Group, Ltd.	24,890	4,546,656
First American Financial Corp.	64,409	2,590,530
Genworth Financial, Inc., Class A (I)	293,015	755,979
Kemper Corp.	28,254	875,309
Mercury General Corp.	21,438	1,139,644
Old Republic International Corp.	143,327	2,764,778
Primerica, Inc.	27,724	1,586,922
Reinsurance Group of America, Inc.	37,658	3,652,449
RenaissanceRe Holdings, Ltd.	25,334	2,975,225
The Hanover Insurance Group, Inc.	25,248	2,136,486
W.R. Berkley Corp.	57,654	3,454,628
		43,056,207
Real estate investment trusts - 11.3%
Alexandria Real Estate Equities, Inc.	43,426	4,495,460
American Campus Communities, Inc.	76,678	4,053,966
Camden Property Trust	51,142	4,521,976
Care Capital Properties, Inc.	49,346	1,293,359
Communications Sales & Leasing, Inc. (I)	71,309	2,060,830
Corporate Office Properties Trust	55,640	1,645,275
Corrections Corp. of America	69,057	2,418,376
DCT Industrial Trust, Inc.	52,051	2,500,530
Douglas Emmett, Inc.	82,540	2,931,821
Duke Realty Corp.	203,357	5,421,498
Education Realty Trust, Inc.	38,837	1,791,939
EPR Properties	37,386	3,016,302
Equity One, Inc.	53,455	1,720,182
First Industrial Realty Trust, Inc.	68,686	1,910,845
Healthcare Realty Trust, Inc.	61,612	2,155,804
Highwoods Properties, Inc.	57,260	3,023,328
Hospitality Properties Trust	89,088	2,565,734
Kilroy Realty Corp.	54,186	3,591,990
Lamar Advertising Company, Class A	48,458	3,212,765
LaSalle Hotel Properties	66,460	1,567,127
Liberty Property Trust	86,192	3,423,546
Mack-Cali Realty Corp.	52,693	1,422,711
Medical Properties Trust, Inc.	139,828	2,126,784
Mid-America Apartment Communities, Inc.	44,388	4,722,883
National Retail Properties, Inc.	84,663	4,378,770
Omega Healthcare Investors, Inc.	97,340	3,304,693
Post Properties, Inc.	31,441	1,919,473
Potlatch Corp.	23,919	815,638
Rayonier, Inc.	72,030	1,890,067
Regency Centers Corp.	57,378	4,804,260
Senior Housing Properties Trust	139,602	2,907,910
Sovran Self Storage, Inc.	27,243	2,858,336
Tanger Factory Outlet Centers, Inc.	55,868	2,244,776
Taubman Centers, Inc.	35,474	2,632,171
Urban Edge Properties	54,328	1,622,234
Weingarten Realty Investors	67,861	2,770,086
WP GLIMCHER, Inc. (I)	108,944	1,219,083
		100,962,528
Real estate management and development - 0.4%
Alexander & Baldwin, Inc.	27,063	978,057
Jones Lang LaSalle, Inc.	26,520	2,584,374
		3,562,431
Thrifts and mortgage finance - 0.6%
New York Community Bancorp, Inc. (L)	286,288	4,291,457
Washington Federal, Inc.	53,529	1,298,614
		5,590,071
		232,782,023

The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care - 8.8%
Biotechnology - 0.3%
United Therapeutics Corp. (I)	26,230	$2,778,282
Health care equipment and supplies - 4.1%
ABIOMED, Inc. (I)	23,111	2,525,801
Align Technology, Inc. (I)	42,892	3,454,951
Halyard Health, Inc. (I)	27,435	892,186
Hill-Rom Holdings, Inc.	33,438	1,686,947
IDEXX Laboratories, Inc. (I)	52,630	4,887,222
LivaNova PLC (I)(L)	25,096	1,260,572
ResMed, Inc.	82,538	5,218,878
STERIS PLC	50,555	3,475,656
Teleflex, Inc.	25,627	4,543,923
The Cooper Companies, Inc.	28,479	4,886,142
West Pharmaceutical Services, Inc.	42,957	3,259,577
		36,091,855
Health care providers and services - 2.1%
Amsurg Corp. (I)	31,782	2,464,376
Community Health Systems, Inc. (I)(L)	66,299	798,903
LifePoint Health, Inc. (I)	25,522	1,668,373
MEDNAX, Inc. (I)	54,684	3,960,762
Molina Healthcare, Inc. (I)	24,281	1,211,622
Owens & Minor, Inc.	36,912	1,379,771
Tenet Healthcare Corp. (I)	58,376	1,613,513
VCA, Inc. (I)	47,508	3,212,016
WellCare Health Plans, Inc. (I)	26,012	2,790,567
		19,099,903
Health care technology - 0.2%
Allscripts Healthcare Solutions, Inc. (I)	109,977	1,396,708
Life sciences tools and services - 1.6%
Bio-Rad Laboratories, Inc., Class A (I)	12,270	1,754,855
Bio-Techne Corp.	21,876	2,466,957
Charles River
Laboratories International, Inc. (I)	27,732	2,286,226
Mettler-Toledo International, Inc. (I)	15,731	5,740,557
PAREXEL International Corp. (I)	31,092	1,955,065
		14,203,660
Pharmaceuticals - 0.5%
Akorn, Inc. (I)	49,141	1,399,781
Catalent, Inc. (I)	63,019	1,448,807
Prestige Brands Holdings, Inc. (I)	31,013	1,718,120
		4,566,708
		78,137,116
Industrials - 13.0%
Aerospace and defense - 2.0%
B/E Aerospace, Inc.	60,081	2,774,240
Curtiss-Wright Corp.	26,171	2,204,907
Esterline Technologies Corp. (I)	17,255	1,070,500
Huntington Ingalls Industries, Inc.	27,641	4,644,517
KLX, Inc. (I)	30,986	960,566
Orbital ATK, Inc.	34,422	2,930,689
Teledyne Technologies, Inc. (I)	20,280	2,008,734
Triumph Group, Inc.	29,111	1,033,441
		17,627,594
Airlines - 0.4%
JetBlue Airways Corp. (I)	189,374	3,136,028
Building products - 0.8%
AO Smith Corp.	43,752	3,854,989

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Lennox International, Inc.	22,821	$3,254,275
		7,109,264
Commercial services and supplies - 1.5%
Clean Harbors, Inc. (I)	30,789	1,604,415
Copart, Inc. (I)	58,463	2,865,272
Deluxe Corp.	28,760	1,908,801
Herman Miller, Inc.	35,182	1,051,590
HNI Corp.	26,085	1,212,692
MSA Safety, Inc.	18,711	982,889
R.R. Donnelley & Sons Company	123,111	2,083,038
Rollins, Inc.	55,283	1,618,133
		13,326,830
Construction and engineering - 1.0%
AECOM (I)	90,152	2,864,129
EMCOR Group, Inc.	37,382	1,841,437
Granite Construction, Inc.	23,259	1,059,447
KBR, Inc.	83,716	1,108,400
Valmont Industries, Inc.	13,335	1,803,825
		8,677,238
Electrical equipment - 0.5%
Hubbell, Inc.	30,592	3,226,538
Regal Beloit Corp.	26,294	1,447,485
		4,674,023
Industrial conglomerates - 0.4%
Carlisle Companies, Inc.	37,735	3,987,835
Machinery - 4.2%
AGCO Corp.	41,694	1,965,038
CLARCOR, Inc.	28,511	1,734,324
Crane Company	29,132	1,652,367
Donaldson Company, Inc.	72,678	2,497,216
Graco, Inc.	32,692	2,582,341
IDEX Corp.	44,619	3,663,220
ITT, Inc.	52,965	1,693,821
Joy Global, Inc. (L)	57,690	1,219,567
Kennametal, Inc.	46,845	1,035,743
Lincoln Electric Holdings, Inc.	36,757	2,171,604
Nordson Corp.	31,524	2,635,722
Oshkosh Corp.	43,127	2,057,589
Terex Corp.	64,191	1,303,719
The Timken Company	40,516	1,242,221
The Toro Company	32,352	2,853,446
Trinity Industries, Inc.	88,655	1,646,323
Wabtec Corp.	52,976	3,720,504
Woodward, Inc.	32,328	1,863,386
		37,538,151
Marine - 0.2%
Kirby Corp. (I)	31,664	1,975,517
Professional services - 0.5%
CEB, Inc.	18,933	1,167,787
FTI Consulting, Inc. (I)	24,367	991,250
ManpowerGroup, Inc.	42,027	2,704,017
		4,863,054
Road and rail - 0.8%
Genesee & Wyoming, Inc., Class A (I)	33,604	1,980,956
Landstar System, Inc.	24,884	1,708,535
Old Dominion Freight Line, Inc. (I)	40,222	2,425,789
Werner Enterprises, Inc.	26,261	603,215
		6,718,495

The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors - 0.7%
GATX Corp. (L)	23,955	$1,053,301
MSC Industrial Direct Company, Inc., Class A	28,263	1,994,237
NOW, Inc. (I)	63,153	1,145,595
Watsco, Inc.	15,162	2,133,142
		6,326,275
		115,960,304
Information technology - 16.2%
Communications equipment - 1.3%
ARRIS International PLC (I)	102,631	2,151,146
Brocade Communications Systems, Inc.	274,365	2,518,671
Ciena Corp. (I)	76,007	1,425,131
InterDigital, Inc.	20,325	1,131,696
NetScout Systems, Inc. (I)	55,116	1,226,331
Plantronics, Inc.	19,588	861,872
Polycom, Inc. (I)	79,725	896,906
ViaSat, Inc. (I)	26,471	1,890,029
		12,101,782
Electronic equipment, instruments and components - 3.9%
Arrow Electronics, Inc. (I)	53,868	3,334,429
Avnet, Inc.	75,546	3,060,368
Belden, Inc.	24,732	1,493,071
Cognex Corp.	49,998	2,154,914
FEI Company	24,020	2,567,258
Ingram Micro, Inc., Class A	87,213	3,033,268
IPG Photonics Corp. (I)	21,529	1,722,320
Jabil Circuit, Inc.	112,388	2,075,806
Keysight Technologies, Inc. (I)	100,067	2,910,949
Knowles Corp. (I)(L)	52,077	712,413
National Instruments Corp.	59,288	1,624,491
SYNNEX Corp.	17,038	1,615,543
Tech Data Corp. (I)	20,690	1,486,577
Trimble Navigation, Ltd. (I)	147,593	3,595,365
VeriFone Systems, Inc. (I)	64,781	1,201,040
Vishay Intertechnology, Inc.	79,692	987,384
Zebra Technologies Corp., Class A (I)	30,709	1,538,521
		35,113,717
Internet software and services - 0.6%
comScore, Inc. (I)	27,648	660,234
j2 Global, Inc.	27,192	1,717,719
Rackspace Hosting, Inc. (I)	62,824	1,310,509
WebMD Health Corp. (I)(L)	22,744	1,321,654
		5,010,116
IT services - 3.6%
Acxiom Corp. (I)	45,575	1,002,194
Broadridge Financial Solutions, Inc.	69,495	4,531,074
Computer Sciences Corp.	81,521	4,047,518
Convergys Corp.	56,721	1,418,025
CoreLogic, Inc. (I)	52,235	2,010,003
DST Systems, Inc.	18,338	2,135,093
Gartner, Inc. (I)	48,499	4,724,288
Jack Henry & Associates, Inc.	46,375	4,047,146
Leidos Holdings, Inc.	38,023	1,820,161
MAXIMUS, Inc.	38,151	2,112,421
NeuStar, Inc., Class A (I)(L)	31,967	751,544
Science Applications International Corp.	24,187	1,411,311
WEX, Inc. (I)	22,749	2,017,154
		32,027,932
Semiconductors and semiconductor equipment - 1.8%
Advanced Micro Devices, Inc. (I)(L)	377,834	1,942,067

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Cree, Inc. (I)(L)	59,036	$1,442,840
Cypress Semiconductor Corp. (L)	183,268	1,933,477
Fairchild Semiconductor International, Inc. (I)	66,765	1,325,285
Integrated Device Technology, Inc. (I)	78,553	1,581,272
Intersil Corp., Class A	79,347	1,074,358
Microsemi Corp. (I)	66,488	2,172,828
Silicon Laboratories, Inc. (I)	22,825	1,112,491
Synaptics, Inc. (I)	21,657	1,164,064
Teradyne, Inc.	119,437	2,351,715
		16,100,397
Software - 4.4%
ACI Worldwide, Inc. (I)	68,717	1,340,669
ANSYS, Inc. (I)	51,756	4,696,857
Cadence Design Systems, Inc. (I)	176,863	4,297,771
CDK Global, Inc.	91,315	5,067,069
CommVault Systems, Inc. (I)	24,095	1,040,663
Fair Isaac Corp.	18,329	2,071,360
Fortinet, Inc. (I)	85,780	2,709,790
Manhattan Associates, Inc. (I)	42,406	2,719,497
Mentor Graphics Corp.	59,119	1,256,870
PTC, Inc. (I)	67,383	2,532,253
Synopsys, Inc. (I)	89,253	4,826,802
The Ultimate Software Group, Inc. (I)	16,978	3,570,304
Tyler Technologies, Inc. (I)	19,109	3,185,661
		39,315,566
Technology hardware, storage and peripherals - 0.6%
3D Systems Corp. (I)(L)	62,572	856,611
Diebold, Inc.	38,299	950,964
Lexmark International, Inc., Class A	36,825	1,390,144
NCR Corp. (I)	72,834	2,022,600
		5,220,319
		144,889,829
Materials - 6.9%
Chemicals - 2.9%
Ashland, Inc.	36,482	4,187,039
Cabot Corp.	36,681	1,674,854
Minerals Technologies, Inc.	20,472	1,162,810
NewMarket Corp.	5,851	2,424,537
Olin Corp.	97,082	2,411,517
PolyOne Corp.	49,404	1,740,997
RPM International, Inc.	78,093	3,900,745
Sensient Technologies Corp.	26,349	1,871,833
The Scotts Miracle-Gro Company, Class A	26,634	1,861,983
The Valspar Corp.	42,868	4,631,030
		25,867,345
Construction materials - 0.3%
Eagle Materials, Inc.	28,396	2,190,751
Containers and packaging - 1.6%
AptarGroup, Inc.	37,127	2,937,860
Bemis Company, Inc.	55,663	2,866,088
Greif, Inc., Class A	15,154	564,790
Packaging Corp. of America	55,323	3,702,768
Silgan Holdings, Inc.	23,818	1,225,674
Sonoco Products Company	59,230	2,941,362
		14,238,542
Metals and mining - 1.8%
Allegheny Technologies, Inc. (L)	64,006	816,077
Carpenter Technology Corp.	27,387	901,854
Commercial Metals Company	67,334	1,137,945

The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Compass Minerals International, Inc.	19,858	$1,473,265
Reliance Steel & Aluminum Company	42,520	3,269,788
Royal Gold, Inc.	38,383	2,764,344
Steel Dynamics, Inc.	143,180	3,507,910
United States Steel Corp. (L)	86,076	1,451,241
Worthington Industries, Inc.	26,431	1,118,031
		16,440,455
Paper and forest products - 0.3%
Domtar Corp.	36,791	1,288,053
Louisiana-Pacific Corp. (I)	84,501	1,466,092
		2,754,145
		61,491,238
Telecommunication services - 0.2%
Wireless telecommunication services - 0.2%
Telephone & Data Systems, Inc.	55,666	1,651,054
Utilities - 5.9%
Electric utilities - 2.0%
Great Plains Energy, Inc.	90,799	2,760,290
Hawaiian Electric Industries, Inc.	63,423	2,079,640
IDACORP, Inc.	29,636	2,410,889
OGE Energy Corp.	117,394	3,844,654
PNM Resources, Inc.	46,825	1,659,478
Westar Energy, Inc.	83,289	4,671,680
		17,426,631
Gas utilities - 2.6%
Atmos Energy Corp.	60,096	4,887,007
National Fuel Gas Company	49,931	2,840,075
New Jersey Resources Corp.	50,583	1,949,975
ONE Gas, Inc.	30,661	2,041,716
Questar Corp.	103,105	2,615,774
Southwest Gas Corp.	29,280	2,304,629
UGI Corp.	101,508	4,593,237
WGL Holdings, Inc.	29,590	2,094,676
		23,327,089
Independent power and renewable electricity producers - 0.1%
Talen Energy Corp. (I)	37,779	511,905
Multi-utilities - 0.8%
Black Hills Corp.	30,325	1,911,688
MDU Resources Group, Inc.	114,807	2,755,368
Vectren Corp.	48,677	2,563,818
		7,230,874
Water utilities - 0.4%
Aqua America, Inc.	104,205	3,715,950
		52,212,449
TOTAL COMMON STOCKS (Cost $655,606,275)		$860,353,100

RIGHTS - 0.0%
Community Health Systems, Inc. (I)(N)	137,366	618
TOTAL RIGHTS (Cost $8,929)		$618

SECURITIES LENDING COLLATERAL - 4.2%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	3,696,349	36,989,361
TOTAL SECURITIES LENDING
COLLATERAL (Cost $36,990,129)		$36,989,361

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 3.0%
Repurchase agreement - 3.0%
Repurchase Agreement with State Street Corp.
dated 06/30/2016 at 0.030% to be
repurchased at $26,750,022 on 07/01/2016,
collateralized by $23,755,000 U.S. Treasury
Bonds, 3.000% due 11/15/2045 (valued at
$27,288,556, including interest)	$26,750,000	$26,750,000
TOTAL SHORT-TERM INVESTMENTS (Cost $26,750,000)		$26,750,000
Total Investments (Mid Cap Index Trust)
(Cost $719,355,333) - 103.7%		$924,093,079
Other assets and liabilities, net - (3.7%)		(32,679,620)
TOTAL NET ASSETS - 100.0%		$891,413,459

Mid Cap Stock Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 87.5%
Consumer discretionary - 20.2%
Diversified consumer services - 0.2%
The Honest Company, Inc. (I)(R)	28,542	$1,270,119
Hotels, restaurants and leisure - 6.9%
Chipotle Mexican Grill, Inc. (I)	24,508	9,870,842
Hilton Worldwide Holdings, Inc.	326,515	7,356,383
Jack in the Box, Inc.	60,517	5,199,621
Panera Bread Company, Class A (I)	85,460	18,112,392
Wyndham Worldwide Corp.	124,501	8,868,206
		49,407,444
Household durables - 1.4%
Harman International Industries, Inc.	136,098	9,774,558
Internet and catalog retail - 5.1%
Expedia, Inc.	195,930	20,827,359
Wayfair, Inc., Class A (I)(L)	394,743	15,394,977
		36,222,336
Specialty retail - 2.7%
Advance Auto Parts, Inc.	42,611	6,887,216
Dick’s Sporting Goods, Inc.	265,157	11,947,974
Jand, Inc., Class A (I)(R)	25,303	285,418
		19,120,608
Textiles, apparel and luxury goods - 3.9%
Kate Spade & Company (I)	386,798	7,971,907
Samsonite International SA	3,374,980	9,344,851
Under Armour, Inc., Class A (I)(L)	189,310	7,597,010
Under Armour, Inc., Class C (I)	73,700	2,682,680
		27,596,448
		143,391,513
Consumer staples - 5.6%
Beverages - 4.8%
Molson Coors Brewing Company, Class B	92,480	9,352,502
Monster Beverage Corp. (I)	152,711	24,542,185
		33,894,687
Food products - 0.8%
Nomad Foods, Ltd. (I)	769,795	6,142,964
		40,037,651

The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy - 3.8%
Oil, gas and consumable fuels - 3.8%
Concho Resources, Inc. (I)	41,362	$4,933,246
Diamondback Energy, Inc. (I)	58,161	5,304,865
Energen Corp.	73,672	3,551,727
Newfield Exploration Co. (I)	140,116	6,190,325
Pioneer Natural Resources Company	45,215	6,836,960
		26,817,123
		26,817,123
Financials - 5.2%
Capital markets - 0.8%
Invesco, Ltd.	213,199	5,445,102
Diversified financial services - 2.2%
Double Eagle Acquisition Corp. (I)	390,144	3,874,130
S&P Global, Inc.	108,038	11,588,156
		15,462,286
Real estate investment trusts - 2.1%
Equinix, Inc.	38,361	14,873,711
Real estate management and development - 0.1%
WeWork Companies, Inc., Class A (I)(R)	18,198	913,399
		36,694,498
Health care - 19.6%
Biotechnology - 2.4%
Alnylam Pharmaceuticals, Inc. (I)	33,124	1,838,051
Incyte Corp. (I)(L)	109,250	8,737,815
Ionis Pharmaceuticals, Inc. (I)(L)	60,915	1,418,710
Regeneron Pharmaceuticals, Inc. (I)	14,397	5,027,864
		17,022,440
Health care equipment and supplies - 8.3%
ABIOMED, Inc. (I)	27,935	3,053,016
Align Technology, Inc. (I)	125,490	10,108,220
Becton, Dickinson and Company	63,945	10,844,433
DexCom, Inc. (I)	175,391	13,913,768
Hologic, Inc. (I)	361,179	12,496,793
Insulet Corp. (I)	267,034	8,075,108
		58,491,338
Health care technology - 4.9%
athenahealth, Inc. (I)(L)	86,548	11,944,489
Cerner Corp. (I)	183,966	10,780,408
Veeva Systems, Inc., Class A (I)(L)	361,315	12,328,068
		35,052,965
Pharmaceuticals - 4.0%
Allergan PLC (I)	36,257	8,378,630
Eisai Company, Ltd.	114,500	6,393,233
Mylan NV (I)	152,384	6,589,084
Ono Pharmaceutical Company, Ltd.	157,950	6,880,471
		28,241,418
		138,808,161
Industrials - 9.4%
Building products - 1.4%
Fortune Brands Home & Security, Inc.	170,860	9,904,754
Commercial services and supplies - 1.1%
Stericycle, Inc. (I)	72,824	7,582,435
Machinery - 2.8%
Pentair PLC	121,635	7,090,104

Mid Cap Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
The Middleby Corp. (I)	112,553	$12,971,733
		20,061,837
Professional services - 1.0%
TransUnion (I)	211,822	7,083,328
Road and rail - 1.0%
Landstar System, Inc.	103,333	7,094,844
Trading companies and distributors - 2.1%
AerCap Holdings NV (I)	230,267	7,734,669
Fastenal Company (L)	169,920	7,542,749
		15,277,418
		67,004,616
Information technology - 22.7%
Communications equipment - 1.2%
Arista Networks, Inc. (I)(L)	137,214	8,833,837
Internet software and services - 6.5%
Akamai Technologies, Inc. (I)	117,858	6,591,798
Apigee Corp. (I)	142,726	1,744,112
CoStar Group, Inc. (I)	80,340	17,567,144
GoDaddy, Inc., Class A (I)(L)	284,926	8,886,842
Zillow Group, Inc., Class A (I)(L)	34,542	1,265,964
Zillow Group, Inc., Class C (I)(L)	271,804	9,861,049
		45,916,909
Semiconductors and semiconductor equipment - 1.4%
Applied Materials, Inc.	404,980	9,707,371
Software - 12.8%
Atlassian Corp. PLC, Class A (I)(L)	319,600	8,277,640
Guidewire Software, Inc. (I)	157,992	9,757,586
Mobileye NV (I)(L)	372,003	17,164,218
ServiceNow, Inc. (I)	208,015	13,812,196
SS&C Technologies Holdings, Inc.	421,820	11,844,706
The Ultimate Software Group, Inc. (I)	53,966	11,348,510
Workday, Inc., Class A (I)	251,756	18,798,621
		91,003,477
Technology hardware, storage and peripherals - 0.8%
Pure Storage, Inc., Class A (I)(L)	497,474	5,422,467
		160,884,061
Materials - 1.0%
Chemicals - 1.0%
Platform Specialty Products Corp. (I)(L)	807,386	7,169,590
TOTAL COMMON STOCKS (Cost $588,407,471)		$620,807,213

PREFERRED SECURITIES - 10.0%
Consumer discretionary - 0.5%
Diversified consumer services - 0.4%
The Honest Company, Inc. (I)(R)	66,598	2,963,611
Specialty retail - 0.1%
Jand, Inc., Series D (I)(R)	56,502	627,172
		3,590,783
Financials - 1.9%
Capital markets - 0.5%
Forward Venture (I)(R)	103,425	3,408,888
Real estate management and development - 1.4%
Redfin Corp. (I)(R)	553,613	1,793,706
WeWork Companies, Inc., Series D1 (I)(R)	90,446	4,539,688

The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Real estate management and development (continued)
WeWork Companies, Inc., Series D2 (I)(R)	71,065	$3,566,912
		9,900,306
		13,309,194
Industrials - 0.5%
Electrical equipment - 0.5%
Lithium Technology Corp. (I)(R)	844,439	3,766,198
Information technology - 7.1%
Electronic equipment, instruments and components - 0.4%
Veracode, Inc. (I)(R)	136,934	2,815,363
Internet software and services - 4.6%
DocuSign, Inc., Series B (I)(R)	6,185	101,310
DocuSign, Inc., Series B1 (I)(R)	1,853	30,352
DocuSign, Inc., Series D (I)(R)	4,445	72,809
DocuSign, Inc., Series E (I)(R)	114,951	1,882,897
DocuSign, Inc., Series F (I)(R)	15,288	250,417
Lookout, Inc., Series F (I)(R)	185,829	1,395,576
One Kings Lane, Inc. (I)(R)	302,694	348,098
Uber Technologies, Inc. (I)(R)	584,504	28,507,546
		32,589,005
Software - 2.1%
Birst, Inc., Series F (I)(R)	328,201	1,719,773
DraftKings, Inc., Series C (I)(R)	541,740	1,110,567
Essence Group Holdings Corp. (I)(R)	1,459,559	3,284,008
MarkLogic Corp., Series F (I)(R)	222,196	2,264,177
Nutanix, Inc. (I)(R)	148,220	1,915,002
Pinterest, Inc., Series G (I)(R)	292,090	1,778,828
Zuora, Inc., Series F (I)(R)	715,736	2,641,066
		14,713,421
		50,117,789
TOTAL PREFERRED SECURITIES (Cost $49,235,589)		$70,783,964

CORPORATE BONDS - 0.1%
Information technology - 0.1%
DraftKings, Inc.
5.000%, 12/23/2016 (R)	$396,255	$396,255
TOTAL CORPORATE BONDS (Cost $396,255)		$396,255

SECURITIES LENDING COLLATERAL - 13.7%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	9,698,354	$97,051,427
TOTAL SECURITIES LENDING
COLLATERAL (Cost $97,052,624)		$97,051,427

SHORT-TERM INVESTMENTS - 0.8%
Repurchase agreement - 0.8%
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/30/2016 at 0.410% to
be repurchased at $5,900,067 on
07/01/2016, collateralized by $5,564,215
Government National Mortgage Association,
4.000% due 09/20/2045 (valued at
$6,018,001, including interest)	$5,900,000	$5,900,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,900,000)		$5,900,000
Total Investments (Mid Cap Stock Trust)
(Cost $740,991,939) - 112.1%		$794,938,859
Other assets and liabilities, net - (12.1%)		(86,102,840)
TOTAL NET ASSETS - 100.0%		$708,836,019

Mid Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 94.0%
Consumer discretionary - 11.6%
Diversified consumer services - 0.8%
Graham Holdings Company, Class B	2,300	$1,125,942
Strayer Education, Inc. (I)	102,605	5,040,984
		6,166,926
Leisure products - 1.3%
Mattel, Inc.	292,900	9,164,841
Sankyo Company, Ltd.	27,900	1,046,055
		10,210,896
Media - 6.2%
News Corp., Class A	1,048,700	11,902,745
Pearson PLC	481,246	6,260,099
Scholastic Corp.	106,724	4,227,338
Tribune Media Company, Class A	344,100	13,481,838
Viacom, Inc., Class B	265,900	11,026,873
		46,898,893
Multiline retail - 0.0%
Kohl’s Corp.	3,900	147,888
Specialty retail - 2.3%
Chico’s FAS, Inc.	359,800	3,853,458
The Gap, Inc. (L)	445,700	9,457,754
Tiffany & Company	62,400	3,783,936
		17,095,148
Textiles, apparel and luxury goods - 1.0%
Coach, Inc.	90,200	3,674,748
Ralph Lauren Corp.	46,900	4,203,178
		7,877,926
		88,397,677
Consumer staples - 7.9%
Beverages - 0.9%
Carlsberg A/S, Class B	72,601	6,926,712
Food and staples retailing - 1.2%
Sysco Corp.	180,800	9,173,792
Food products - 5.0%
Archer-Daniels-Midland Company	189,900	8,144,811
Bunge, Ltd.	289,700	17,135,755
Flowers Foods, Inc.	197,600	3,705,000
Kellogg Company	20,700	1,690,155
McCormick & Company, Inc.	45,800	4,885,486
Tootsie Roll Industries, Inc. (L)	71,055	2,737,749
		38,298,956
Personal products - 0.8%
Edgewell Personal Care Company	67,300	5,680,793
		60,080,253
Energy - 11.4%
Energy equipment and services - 0.4%
SEACOR Holdings, Inc. (I)	56,900	3,297,355
Oil, gas and consumable fuels - 11.0%
Apache Corp.	157,700	8,779,159
Cameco Corp. (I)	562,100	6,166,237
Canadian Natural Resources, Ltd.	438,100	13,506,623
CONSOL Energy, Inc. (L)	465,300	7,486,677
Devon Energy Corp.	329,500	11,944,375
Hess Corp.	252,200	15,157,220
Murphy Oil Corp.	488,300	15,503,525

The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
PrairieSky Royalty, Ltd.	30,308	$575,217
Southwestern Energy Company (I)	397,200	4,996,776
		84,115,809
		87,413,164
Financials - 28.4%
Banks - 4.0%
Commerce Bancshares, Inc.	19,735	945,307
Fifth Third Bancorp	548,600	9,649,874
First Horizon National Corp.	751,049	10,349,455
Popular, Inc.	141,700	4,151,810
Westamerica Bancorp. (L)	103,900	5,118,114
		30,214,560
Capital markets - 4.4%
E*TRADE Financial Corp. (I)	136,244	3,200,372
Lazard, Ltd., Class A	210,600	6,271,668
LPL Financial Holdings, Inc. (L)	251,800	5,673,054
Northern Trust Corp.	219,800	14,563,948
Waddell & Reed Financial, Inc., Class A	240,500	4,141,410
		33,850,452
Consumer finance - 1.7%
Ally Financial, Inc. (I)	217,660	3,715,456
Synchrony Financial (I)	370,800	9,373,824
		13,089,280
Diversified financial services - 1.9%
Groupe Bruxelles Lambert SA	19,799	1,623,631
Leucadia National Corp.	626,900	10,864,177
Pargesa Holding SA	30,722	2,031,311
		14,519,119
Insurance - 9.8%
Brown & Brown, Inc.	131,400	4,923,558
CNA Financial Corp.	247,900	7,789,018
First American Financial Corp.	91,500	3,680,130
FNF Group	162,016	6,075,600
Kemper Corp.	163,852	5,076,135
Loews Corp.	239,400	9,836,946
Marsh & McLennan Companies, Inc.	214,000	14,650,440
OneBeacon Insurance Group, Ltd., Class A	20,542	283,480
The Progressive Corp.	297,900	9,979,650
White Mountains Insurance Group, Ltd.	15,200	12,798,400
		75,093,357
Real estate investment trusts - 4.6%
Equity Commonwealth (I)	210,000	6,117,300
Rayonier, Inc.	451,100	11,836,864
Taubman Centers, Inc.	28,200	2,092,440
The Macerich Company	100,400	8,573,156
Weyerhaeuser Company	213,236	6,348,036
		34,967,796
Real estate management and development - 0.9%
Realogy Holdings Corp. (I)	208,900	6,062,278
The St. Joe Company (I)	40,200	712,344
		6,774,622
Thrifts and mortgage finance - 1.1%
Capitol Federal Financial, Inc.	381,598	5,323,292
PHH Corp. (I)	256,200	3,412,584
		8,735,876
		217,245,062

Mid Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care - 8.4%
Biotechnology - 1.9%
Alkermes PLC (I)	222,300	$9,607,806
Seattle Genetics, Inc. (I)	121,100	4,893,651
		14,501,457
Health care equipment and supplies - 4.3%
Baxter International, Inc.	195,800	8,854,076
Haemonetics Corp. (I)	170,800	4,951,492
Halyard Health, Inc. (I)	65,044	2,115,231
Hologic, Inc. (I)	490,100	16,957,460
		32,878,259
Health care providers and services - 1.3%
HealthSouth Corp.	83,170	3,228,659
Select Medical Holdings Corp. (I)	614,088	6,675,137
		9,903,796
Pharmaceuticals - 0.9%
Zoetis, Inc.	143,500	6,810,510
		64,094,022
Industrials - 8.7%
Aerospace and defense - 2.6%
Cobham PLC	901,238	1,898,755
KLX, Inc. (I)	99,100	3,072,100
Textron, Inc.	398,000	14,550,878
		19,521,733
Air freight and logistics - 2.6%
C.H. Robinson Worldwide, Inc.	168,800	12,533,400
Expeditors International of Washington, Inc.	150,000	7,356,000
		19,889,400
Commercial services and supplies - 0.9%
Cintas Corp.	73,700	7,232,181
Construction and engineering - 0.7%
KBR, Inc.	397,300	5,260,252
Electrical equipment - 0.0%
Babcock & Wilcox Enterprises, Inc. (I)	9,600	141,024
Machinery - 1.6%
AGCO Corp.	27,800	1,310,214
Cummins, Inc.	39,800	4,475,112
Xylem, Inc.	137,400	6,134,910
		11,920,236
Professional services - 0.3%
ManpowerGroup, Inc.	34,387	2,212,460
		66,177,286
Information technology - 2.6%
Communications equipment - 0.4%
ADTRAN, Inc.	147,000	2,741,550
Electronic equipment, instruments and components - 0.9%
AVX Corp.	297,586	4,041,218
National Instruments Corp.	99,100	2,715,340
		6,756,558
Semiconductors and semiconductor equipment - 1.3%
Applied Materials, Inc.	179,900	4,312,203
Marvell Technology Group, Ltd.	636,500	6,065,845
		10,378,048
		19,876,156

The accompanying notes are an integral part of the financial statements.	101

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Materials - 10.4%
Chemicals - 1.3%
FMC Corp.	124,100	$5,747,071
The Scotts Miracle-Gro Company, Class A	55,100	3,852,041
		9,599,112
Construction materials - 2.6%
Vulcan Materials Company	163,507	19,679,703
Containers and packaging - 0.8%
Packaging Corp. of America	28,400	1,900,812
WestRock Company	109,234	4,245,926
		6,146,738
Metals and mining - 5.0%
Cia de Minas Buenaventura SAA	237,600	2,839,320
Franco-Nevada Corp.	213,200	16,211,748
Newmont Mining Corp.	374,100	14,634,792
Nucor Corp.	86,300	4,264,083
		37,949,943
Paper and forest products - 0.7%
Louisiana-Pacific Corp. (I)	328,600	5,701,210
		79,076,706
Telecommunication services - 0.6%
Wireless telecommunication services - 0.6%
Telephone & Data Systems, Inc.	163,836	4,859,376
Utilities - 4.0%
Electric utilities - 2.8%
FirstEnergy Corp.	614,451	21,450,484
Independent power and renewable electricity producers - 1.2%
NRG Energy, Inc.	630,100	9,445,199
		30,895,683
TOTAL COMMON STOCKS (Cost $630,562,581)		$718,115,385

SECURITIES LENDING COLLATERAL - 3.5%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	2,678,963	26,808,384
TOTAL SECURITIES LENDING
COLLATERAL (Cost $26,809,158)		$26,808,384

SHORT-TERM INVESTMENTS - 7.7%
Money market funds - 7.7%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2499% (Y)	3,000,000	$3,000,000
T. Rowe Price Prime Reserve
Fund, 0.3204% (Y)	55,448,607	55,448,607
		58,448,607
TOTAL SHORT-TERM INVESTMENTS (Cost $58,448,607)		$58,448,607
Total Investments (Mid Value Trust)
(Cost $715,820,346) - 105.2%		$803,372,376
Other assets and liabilities, net - (5.2%)		(39,373,044)
TOTAL NET ASSETS - 100.0%		$763,999,332

Mutual Shares Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 86.7%
Consumer discretionary - 8.4%
Automobiles - 1.2%
General Motors Company	213,680	$6,047,144
Media - 6.4%
CBS Corp., Class B	115,537	6,289,834
Charter Communications, Inc., Class A (I)	30,817	7,046,000
DISH Network Corp., Class A (I)	71,654	3,754,670
RELX PLC	348,213	6,412,140
Time Warner, Inc.	50,328	3,701,121
Twenty-First Century Fox, Inc., Class B	205,980	5,612,955
		32,816,720
Multiline retail - 0.5%
Macy’s, Inc.	86,010	2,890,796
Specialty retail - 0.3%
Office Depot, Inc. (I)	438,400	1,451,104
		43,205,764
Consumer staples - 12.1%
Beverages - 1.2%
PepsiCo, Inc.	56,826	6,020,146
Food and staples retailing - 3.9%
CVS Health Corp.	53,043	5,078,337
Rite Aid Corp. (I)	310,580	2,326,244
The Kroger Company	166,470	6,124,431
Walgreens Boots Alliance, Inc.	81,194	6,761,024
		20,290,036
Household products - 0.2%
Energizer Holdings, Inc.	24,113	1,241,578
Personal products - 0.4%
Edgewell Personal Care Company (I)	24,113	2,035,378
Tobacco - 6.4%
Altria Group, Inc.	102,682	7,080,951
British American Tobacco PLC	158,019	10,244,215
Imperial Brands PLC	132,160	7,167,395
Philip Morris International, Inc.	23,128	2,352,580
Reynolds American, Inc.	113,656	6,129,468
		32,974,609
		62,561,747
Energy - 7.7%
Energy equipment and services - 1.0%
Baker Hughes, Inc.	106,327	4,798,538
Oil, gas and consumable fuels - 6.7%
Anadarko Petroleum Corp.	23,115	1,230,874
Apache Corp.	48,769	2,714,970
BP PLC	558,823	3,271,077
CONSOL Energy, Inc. (L)	176,618	2,841,784
Kinder Morgan, Inc.	328,560	6,150,643
Marathon Oil Corp.	382,974	5,748,440
Royal Dutch Shell PLC, A Shares	230,394	6,319,798
Royal Dutch Shell PLC, A Shares	130,520	3,584,750
The Williams Companies, Inc.	106,799	2,310,062
Warrior Met Coal LLC, Class A (I)(R)	1,550	138,508
Warrior Met Coal LLC, Class B (I)(R)	3,623	323,751
		34,634,657
		39,433,195
Financials - 21.4%
Banks - 8.7%
Barclays PLC	1,380,860	2,568,240

The accompanying notes are an integral part of the financial statements.	102

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
CIT Group, Inc.	125,665	$4,009,970
Citigroup, Inc.	116,725	4,947,973
Citizens Financial Group, Inc.	241,957	4,834,301
Columbia Banking System, Inc.	11,441	321,034
FCB Financial Holdings, Inc., Class A (I)	60,504	2,057,136
Guaranty Bancorp	4,385	73,230
JPMorgan Chase & Co.	125,530	7,800,434
SunTrust Banks, Inc.	102,360	4,204,949
The PNC Financial Services Group, Inc.	119,714	9,743,522
Wells Fargo & Company	91,640	4,337,321
		44,898,110
Consumer finance - 0.4%
Ally Financial, Inc. (I)	122,150	2,085,101
Diversified financial services - 0.6%
Voya Financial, Inc.	120,900	2,993,484
Insurance - 10.7%
Alleghany Corp. (I)	13,144	7,223,680
American International Group, Inc.	178,475	9,439,543
Chubb, Ltd.	61,570	8,047,815
MetLife, Inc.	128,400	5,114,172
The Allstate Corp.	74,491	5,210,645
White Mountains Insurance Group, Ltd.	15,693	13,213,506
XL Group PLC	216,370	7,207,285
		55,456,646
Real estate investment trusts - 0.9%
Alexander’s, Inc.	11,422	4,674,225
Real estate management and development - 0.1%
Forestar Group, Inc. (I)	39,987	475,445
		110,583,011
Health care - 13.3%
Health care equipment and supplies - 4.8%
Medtronic PLC	199,199	17,284,497
Stryker Corp.	62,452	7,483,623
		24,768,120
Health care providers and services - 0.4%
Cigna Corp.	17,411	2,228,434
Pharmaceuticals - 8.1%
Eli Lilly & Company	138,668	10,920,105
Merck & Company, Inc.	287,480	16,561,723
Novartis AG, ADR	107,183	8,843,669
Teva Pharmaceutical Industries, Ltd., ADR	103,335	5,190,517
		41,516,014
		68,512,568
Industrials - 4.0%
Aerospace and defense - 1.2%
B/E Aerospace, Inc.	52,990	2,446,813
Huntington Ingalls Industries, Inc.	16,331	2,744,098
KLX, Inc. (I)	26,495	821,345
		6,012,256
Electrical equipment - 0.1%
Sensata Technologies Holding NV (I)	10,063	351,100
Machinery - 1.9%
Caterpillar, Inc.	79,073	5,994,524
CNH Industrial NV	242,845	1,746,342
CNH Industrial NV	107,017	776,264

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Federal Signal Corp.	120,224	$1,548,485
		10,065,615
Marine - 0.8%
A.P. Moeller - Maersk A/S, Series B	3,311	4,324,678
		20,753,649
Information technology - 13.6%
Communications equipment - 2.6%
Cisco Systems, Inc.	282,440	8,103,204
Nokia OYJ	456,423	2,599,530
Nokia OYJ, ADR (L)	441,401	2,511,572
		13,214,306
Internet software and services - 0.4%
LinkedIn Corp., Class A (I)	10,984	2,078,722
IT services - 0.8%
Xerox Corp.	449,474	4,265,508
Software - 6.3%
CA, Inc.	190,881	6,266,623
Microsoft Corp.	338,508	17,321,454
Symantec Corp.	437,087	8,977,767
		32,565,844
Technology hardware, storage and peripherals - 3.5%
EMC Corp.	229,300	6,230,081
Hewlett Packard Enterprise Company	178,343	3,258,327
HP, Inc.	178,343	2,238,205
Samsung Electronics Company, Ltd.	5,080	6,326,384
		18,052,997
		70,177,377
Materials - 3.8%
Chemicals - 0.3%
FMC Corp.	33,655	1,558,563
Construction materials - 0.6%
LafargeHolcim, Ltd. (I)	69,951	2,926,577
Containers and packaging - 1.9%
International Paper Company	142,534	6,040,591
WestRock Company	93,299	3,626,532
		9,667,123
Metals and mining - 1.0%
Freeport-McMoRan, Inc.	224,236	2,497,989
ThyssenKrupp AG	147,262	2,960,016
		5,458,005
		19,610,268
Telecommunication services - 1.9%
Diversified telecommunication services - 0.7%
Koninklijke KPN NV	1,069,040	3,810,523
Wireless telecommunication services - 1.2%
Vodafone Group PLC	2,027,826	6,182,551
		9,993,074
Utilities - 0.5%
Independent power and renewable electricity producers - 0.5%
NRG Energy, Inc.	157,694	2,363,833
TOTAL COMMON STOCKS (Cost $383,499,730)		$447,194,486

The accompanying notes are an integral part of the financial statements.	103

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS - 2.2%
Consumer discretionary - 0.6%
iHeartCommunications, Inc.
9.000%, 12/15/2019	$3,977,000	$3,022,520
Tropicana Entertainment LLC
9.625%, 12/15/2014 (H)	1,180,000	0
		3,022,520
Energy - 0.0%
Samson Investment Company
9.750%, 02/15/2020 (H)	2,048,000	40,960
Health care - 0.5%
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/2020 (S)	2,354,000	2,024,440
6.750%, 08/15/2021 (S)	384,000	327,360
7.250%, 07/15/2022 (S)	189,000	162,105
		2,513,905
Information technology - 0.8%
Avaya, Inc.
7.000%, 04/01/2019 (S)	1,707,000	1,216,238
10.500%, 03/01/2021 (S)	5,580,000	1,227,600
Western Digital Corp.
10.500%, 04/01/2024 (S)	1,823,000	1,950,610
		4,394,448
Materials - 0.0%
Walter Energy, Inc.
11.000%, 04/01/2020 (H)(S)	679,800	68
Utilities - 0.3%
Texas Competitive Electric Holdings
Company LLC
11.500%, 10/01/2020 (H)(S)	4,128,000	1,403,520
TOTAL CORPORATE BONDS (Cost $20,291,812)		$11,375,421

TERM LOANS (M) - 3.2%
Consumer discretionary - 2.2%
Belk, Inc.
5.750%, 12/12/2022	1,512,210	1,190,865
Caesars Entertainment
Operating Company, Inc.
4.443%, 03/01/2017 (H)	426,320	417,793
5.443%, 03/01/2017 (H)	2,033,290	2,028,207
9.750%, 03/01/2017 (H)	1,258,675	1,263,920
iHeartCommunications, Inc.
7.210%, 01/30/2019	4,025,467	2,936,912
7.960%, 07/30/2019	1,293,886	946,154
Toys R Us - Delaware, Inc.
8.250%, 10/24/2019	177,696	172,366
9.750%, 04/24/2020	3,020,010	2,602,243
Toys R Us Canada, Ltd.
8.250%, 10/24/2019	143,304	139,004
		11,697,464
Energy - 0.0%
NGPL PipeCo LLC
6.750%, 09/15/2017	6,603	6,578
Information technology - 0.5%
Avaya, Inc.
5.134%, 10/26/2017	1,677,110	1,283,828
6.250%, 05/29/2020	815,987	572,551
6.500%, 03/30/2018	866,419	631,403
		2,487,782

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Utilities - 0.5%
Texas Competitive Electric Holdings
Company LLC
4.730%, 10/10/2017 (H)	$7,466,240	$2,477,858
TOTAL TERM LOANS (Cost $23,191,792)		$16,669,682

MUNICIPAL BONDS - 0.4%
Commonwealth of Puerto Rico, Series A
8.000%, 07/01/2035	$2,626,000	$1,752,908
TOTAL MUNICIPAL BONDS (Cost $2,314,731)		$1,752,908

SECURITIES LENDING COLLATERAL - 0.9%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	475,642	4,759,753
TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,759,883)		$4,759,753

SHORT-TERM INVESTMENTS - 6.8%
U.S. Government - 4.7%
U.S. Treasury Bills
0.082%, 07/21/2016 *	$1,000,000	$999,899
0.190%, 07/07/2016 *	4,000,000	3,999,936
0.241%, 07/14/2016 *	2,000,000	1,999,908
0.260%, 09/08/2016 *	2,000,000	1,999,228
0.271%, 09/15/2016 *	1,000,000	999,543
0.271%, 09/22/2016 *	1,000,000	999,444
0.325%, 09/01/2016 *	1,000,000	999,581
0.345%, 08/25/2016 *	2,000,000	1,999,310
0.399%, 11/17/2016 *	5,000,000	4,995,080
0.420%, 12/08/2016 *	2,000,000	1,997,408
0.465%, 11/25/2016 *	2,000,000	1,997,888
0.465%, 12/01/2016 *	1,000,000	998,770
		23,985,995
U.S. Government Agency - 2.1%
Federal Home Loan Bank Discount Note,
0.182%, 07/01/2016 *	11,000,000	11,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $34,978,527)		$34,985,995
Total Investments (Mutual Shares Trust)
(Cost $469,036,475) - 100.2%		$516,738,245
Other assets and liabilities, net - (0.2%)		(857,686)
TOTAL NET ASSETS - 100.0%		$515,880,559

Real Estate Securities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.0%
Financials - 98.0%
Real estate investment trusts - 98.0%
Diversified REITs - 7.5%
BGP Holdings PLC (I)	194,291	$11,643
Spirit Realty Capital, Inc.	772,902	9,869,958
STORE Capital Corp.	339,588	10,000,867
VEREIT, Inc.	642,638	6,516,349
Washington Real Estate Investment Trust	226,910	7,138,589
		33,537,406

The accompanying notes are an integral part of the financial statements.	104

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care REITs - 10.9%
Healthcare Trust of America, Inc., Class A	234,243	$7,575,419
National Health Investors, Inc.	35,240	2,646,172
Senior Housing Properties Trust	302,912	6,309,657
Ventas, Inc.	242,733	17,675,817
Welltower, Inc.	189,479	14,432,615
		48,639,680
Hotel and resort REITs - 3.5%
Chesapeake Lodging Trust	5,353	124,457
LaSalle Hotel Properties	136,713	3,223,693
Pebblebrook Hotel Trust	113,794	2,987,093
RLJ Lodging Trust	141,514	3,035,475
Sunstone Hotel Investors, Inc.	495,607	5,981,976
		15,352,694
Industrial REITs - 8.0%
Duke Realty Corp.	430,223	11,469,744
Prologis, Inc.	360,878	17,697,457
Rexford Industrial Realty, Inc.	315,869	6,661,677
		35,828,878
Office REITs - 10.9%
Boston Properties, Inc.	73,865	9,742,794
Douglas Emmett, Inc.	219,214	7,786,481
Equity Commonwealth (I)	215,835	6,287,274
Hudson Pacific Properties, Inc.	202,485	5,908,512
Paramount Group, Inc.	395,657	6,306,773
Vornado Realty Trust	126,804	12,695,616
		48,727,450
Residential REITs - 14.4%
American Campus Communities, Inc.	100,505	5,313,699
AvalonBay Communities, Inc.	39,758	7,171,946
Camden Property Trust	77,870	6,885,265
Equity LifeStyle Properties, Inc.	80,339	6,431,137
Equity Residential	440,188	30,320,149
Mid-America Apartment Communities, Inc.	61,855	6,581,372
Silver Bay Realty Trust Corp.	81,154	1,382,053
		64,085,621
Retail REITs - 25.0%
Agree Realty Corp.	130,790	6,309,310
Brixmor Property Group, Inc.	27,887	737,890
DDR Corp.	433,824	7,869,567
Equity One, Inc.	211,678	6,811,798
Federal Realty Investment Trust	28,048	4,643,346
General Growth Properties, Inc.	364,860	10,880,125
National Retail Properties, Inc.	134,487	6,955,668
Regency Centers Corp.	81,177	6,796,950
Retail Properties of America, Inc., Class A	255,298	4,314,536
Simon Property Group, Inc.	185,985	40,340,147
The Macerich Company	86,574	7,392,554
Urban Edge Properties	270,960	8,090,866
WP GLIMCHER, Inc.	44,516	498,134
		111,640,891
Specialized REITs - 17.8%
CoreSite Realty Corp.	52,054	4,616,669
Crown Castle International Corp.	47,073	4,774,614
CubeSmart	128,287	3,961,503
Digital Realty Trust, Inc.	83,551	9,106,223
DuPont Fabros Technology, Inc.	139,281	6,621,419
Education Realty Trust, Inc.	110,184	5,083,890
Equinix, Inc.	36,368	14,100,965
Extra Space Storage, Inc.	129,293	11,964,774

Real Estate Securities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
Four Corners Property Trust, Inc.	213,938	$4,404,983
Public Storage	50,574	12,926,209
Sovran Self Storage, Inc.	14,915	1,564,882
		79,126,131
TOTAL COMMON STOCKS (Cost $391,833,422)		$436,938,751

SHORT-TERM INVESTMENTS - 1.3%
Repurchase agreement - 1.3%
Repurchase Agreement with State Street Corp.
dated 06/30/2016 at 0.030% to be
repurchased at $5,982,005 on 07/01/2016,
collateralized by $5,850,000 U.S. Treasury
Inflation Indexed Notes, 0.125% due
04/15/2020 (valued at $6,105,938,
including interest)	$5,982,000	$5,982,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,982,000)		$5,982,000
Total Investments (Real Estate Securities Trust)
(Cost $397,815,422) - 99.3%		$442,920,751
Other assets and liabilities, net - 0.7%		3,080,196
TOTAL NET ASSETS - 100.0%		$446,000,947

Science & Technology Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 90.0%
Consumer discretionary - 19.7%
Automobiles - 0.4%
Tesla Motors, Inc. (I)(L)	9,700	$2,059,115
Household durables - 0.9%
Garmin, Ltd. (L)	79,272	3,362,718
Harman International Industries, Inc.	4,960	356,227
iRobot Corp. (I)	17,541	615,338
		4,334,283
Internet and catalog retail - 14.0%
Amazon.com, Inc. (I)	52,455	37,537,847
Ctrip.com International, Ltd., ADR (I)(L)	118,800	4,894,560
Etsy, Inc. (I)	16,500	158,235
Expedia, Inc.	8,783	933,633
Flipkart Limited (I)(R)	490	59,241
JD.com, Inc., ADR (I)(L)	473,600	10,054,528
Netflix, Inc. (I)	3,190	291,821
The Priceline Group, Inc. (I)	8,777	10,957,295
Vipshop Holdings, Ltd., ADR (I)(L)	292,000	3,261,640
		68,148,800
Media - 4.4%
Comcast Corp., Class A	89,239	5,817,490
Liberty Global PLC LiLAC, Series C (I)	28,307	919,696
Liberty Global PLC, Series C (I)	261,776	7,499,882
News Corp., Class A	389,200	4,417,420
Twenty-First Century Fox, Inc., Class A	103,100	2,788,855
		21,443,343
		95,985,541

The accompanying notes are an integral part of the financial statements.	105

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Financials - 0.7%
Real estate investment trusts - 0.7%
American Tower Corp.	27,510	$3,125,411
Crown Castle International Corp.	2,615	265,239
		3,390,650
		3,390,650
Health care - 2.5%
Biotechnology - 0.4%
Grifols SA, ADR	121,800	2,030,406
Health care equipment and supplies - 0.4%
Intuitive Surgical, Inc. (I)	3,000	1,984,230
Health care technology - 1.4%
Veeva Systems, Inc., Class A (I)	193,762	6,611,159
Life sciences tools and services - 0.3%
Agilent Technologies, Inc.	37,000	1,641,320
		12,267,115
Industrials - 0.3%
Aerospace and defense - 0.3%
The Boeing Company	13,400	1,740,258
Information technology - 64.8%
Communications equipment - 3.5%
Cisco Systems, Inc.	556,815	15,975,022
Palo Alto Networks, Inc. (I)	9,810	1,203,098
		17,178,120
Electronic equipment, instruments and components - 1.8%
CDW Corp.	8,866	355,349
Cognex Corp.	24,700	1,064,570
Control4 Corp. (I)(L)	32,300	263,568
Corning, Inc.	152,470	3,122,586
Ingram Micro, Inc., Class A	23,814	828,251
TE Connectivity, Ltd.	55,800	3,186,738
Tech Data Corp. (I)	1,500	107,775
		8,928,837
Internet software and services - 19.1%
58.com, Inc., ADR (I)(L)	165,600	7,599,384
Alibaba Group Holding, Ltd., ADR (I)	36,040	2,866,261
Alphabet, Inc., Class A (I)	11,702	8,232,708
Alphabet, Inc., Class C (I)	17,630	12,201,723
Angie’s List, Inc. (I)(L)	82,893	539,633
Baidu, Inc., ADR (I)	21,550	3,558,983
Criteo SA, ADR (I)	92,262	4,236,671
Dropbox, Inc., Class B (I)(R)	7,441	78,726
Facebook, Inc., Class A (I)	128,300	14,662,124
LinkedIn Corp., Class A (I)	64,499	12,206,436
MercadoLibre, Inc.	12,346	1,736,712
NetEase, Inc., ADR	12,406	2,397,087
Quotient Technology, Inc. (I)(L)	38,522	516,580
Tencent Holdings, Ltd.	563,800	12,933,385
VeriSign, Inc. (I)(L)	24,679	2,133,746
Yahoo!, Inc. (I)	186,900	7,019,964
		92,920,123
IT services - 8.4%
Accenture PLC, Class A	22,269	2,522,855
Automatic Data Processing, Inc.	44,843	4,119,726
Cognizant Technology
Solutions Corp., Class A (I)	14,309	819,047
Computer Sciences Corp.	23,285	1,156,100
Fidelity National Information Services, Inc.	45,345	3,341,020

Science & Technology Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Fiserv, Inc. (I)	24,070	$2,617,131
Global Payments, Inc.	35,960	2,566,825
MasterCard, Inc., Class A	37,684	3,318,453
Paychex, Inc.	11,580	689,010
PayPal Holdings, Inc. (I)	28,192	1,029,290
Sabre Corp.	158,615	4,249,296
Total System Services, Inc.	53,041	2,817,008
Vantiv, Inc., Class A (I)	49,645	2,809,907
Visa, Inc., Class A	119,485	8,862,202
		40,917,870
Semiconductors and semiconductor equipment - 11.2%
Applied Materials, Inc.	265,545	6,365,114
Broadcom, Ltd.	47,873	7,439,464
Infineon Technologies AG	31,730	459,336
KLA-Tencor Corp.	11,125	814,906
Lam Research Corp.	77,883	6,546,845
Marvell Technology Group, Ltd.	154,080	1,468,382
Maxim Integrated Products, Inc.	20,420	728,790
Microchip Technology, Inc. (L)	59,580	3,024,281
Micron Technology, Inc. (I)	520,351	7,160,030
Microsemi Corp. (I)	100,400	3,281,072
NXP Semiconductors NV (I)	28,900	2,264,026
QUALCOMM, Inc.	49,352	2,643,787
SK Hynix, Inc.	357,565	10,175,220
Skyworks Solutions, Inc.	14,809	937,114
STR Holdings, Inc. (I)	65,100	19,042
Texas Instruments, Inc.	19,085	1,195,675
		54,523,084
Software - 16.0%
Activision Blizzard, Inc.	70,190	2,781,630
Adobe Systems, Inc. (I)	29,918	2,865,845
Electronic Arts, Inc. (I)	38,936	2,949,791
Fleetmatics Group PLC (I)	14,800	641,284
Fortinet, Inc. (I)	5,282	166,858
Imperva, Inc. (I)	46,402	1,995,750
Interactive Intelligence Group, Inc. (I)	23,990	983,350
Intuit, Inc.	46,657	5,207,388
Microsoft Corp.	505,035	25,842,641
Mobileye NV (I)(L)	28,800	1,328,832
Oracle Corp.	71,534	2,927,887
Paycom Software, Inc. (I)	41,755	1,804,234
Proofpoint, Inc. (I)	42,508	2,681,830
Red Hat, Inc. (I)	141,500	10,272,900
salesforce.com, Inc. (I)	142,194	11,291,626
ServiceNow, Inc. (I)	11,800	783,520
Tableau Software, Inc., Class A (I)	52,354	2,561,158
Workday, Inc., Class A (I)	7,860	586,906
		77,673,430
Technology hardware, storage and peripherals - 4.8%
Apple, Inc.	76,411	7,304,892
EMC Corp.	72,849	1,979,307
Hewlett Packard Enterprise Company	269,500	4,923,765
NetApp, Inc.	10,900	268,031
Pure Storage, Inc., Class A (I)(L)	77,066	840,019
Quanta Computer, Inc.	682,000	1,299,606
Stratasys, Ltd. (I)(L)	149,700	3,426,636
Western Digital Corp.	73,913	3,493,128
		23,535,384
		315,676,848

The accompanying notes are an integral part of the financial statements.	106

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Telecommunication services - 2.0%
Diversified telecommunication services - 0.5%
AT&T, Inc.	57,572	$2,487,686
Wireless telecommunication services - 1.5%
SoftBank Group Corp.	127,800	7,227,349
		9,715,035
TOTAL COMMON STOCKS (Cost $412,316,810)		$438,775,447

PREFERRED SECURITIES - 0.7%
Consumer discretionary - 0.1%
Internet and catalog retail - 0.1%
Flipkart Limited, Series A (I)(R)	168	20,311
Flipkart Limited, Series C (I)(R)	295	35,666
Flipkart Limited, Series E (I)(R)	549	66,374
Flipkart Limited, Series G (I)(R)	3,152	381,077
		503,428
		503,428
Information technology - 0.6%
Internet software and services - 0.5%
Airbnb, Inc., Series E (I)(R)	8,624	802,846
Dropbox, Inc., Series A (I)(R)	9,241	97,770
Dropbox, Inc., Series A1 (I)(R)	89,006	941,683
Xiaoju Kuaizhi, Inc. (I)(R)	9,513	363,654
		2,205,953
Software - 0.1%
Cloudera, Inc., Series F (I)(R)	21,227	435,578
		2,641,531
TOTAL PREFERRED SECURITIES (Cost $2,754,715)		$3,144,959

CORPORATE BONDS - 0.5%
Information technology - 0.5%
Western Digital Corp.
10.500%, 04/01/2024 (S)	$2,325,000	$2,487,750
TOTAL CORPORATE BONDS (Cost $2,308,893)		$2,487,750

SECURITIES LENDING COLLATERAL - 6.4%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	3,093,661	$30,958,263
TOTAL SECURITIES LENDING
COLLATERAL (Cost $30,959,155)		$30,958,263

SHORT-TERM INVESTMENTS - 7.0%
Money market funds - 3.4%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2499% (Y)	3,246,094	$3,246,094
T. Rowe Price Prime Reserve
Fund, 0.3204% (Y)	13,306,654	13,306,654
		16,552,748

Science & Technology Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement - 3.6%
Repurchase Agreement with State Street Corp.
dated 06/30/2016 at 0.030% to be
repurchased at $17,683,015 on 07/01/2016,
collateralized by $17,795,000 U.S. Treasury
Notes, 1.125% due 03/31/2020 (valued at
$18,039,681, including interest)	$17,683,000	$17,683,000
TOTAL SHORT-TERM INVESTMENTS (Cost $34,235,748)		$34,235,748
Total Investments (Science & Technology Trust)
(Cost $482,575,321) - 104.6%		$509,602,167
Other assets and liabilities, net - (4.6%)		(22,285,467)
TOTAL NET ASSETS - 100.0%		$487,316,700

Small Cap Growth Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 93.3%
Consumer discretionary - 12.3%
Hotels, restaurants and leisure - 6.5%
ClubCorp Holdings, Inc.	390,638	$5,078,294
Jack in the Box, Inc.	39,083	3,358,011
Panera Bread Company, Class A (I)	48,814	10,345,639
Planet Fitness, Inc., Class A (I)(L)	195,537	3,691,739
Texas Roadhouse, Inc.	66,324	3,024,374
		25,498,057
Internet and catalog retail - 0.1%
Duluth Holdings, Inc., Class B (I)(L)	22,074	539,930
Specialty retail - 2.3%
Dick’s Sporting Goods, Inc.	67,551	3,043,848
DSW, Inc., Class A	149,396	3,164,207
Five Below, Inc. (I)	59,650	2,768,357
		8,976,412
Textiles, apparel and luxury goods - 3.4%
G-III Apparel Group, Ltd. (I)	56,574	2,586,563
Kate Spade & Company (I)	195,239	4,023,876
Steven Madden, Ltd. (I)	190,601	6,514,742
		13,125,181
		48,139,580
Consumer staples - 1.4%
Food products - 1.4%
Greencore Group PLC	531,779	2,188,458
Post Holdings, Inc. (I)	41,305	3,415,510
		5,603,968
		5,603,968
Energy - 2.2%
Energy equipment and services - 0.9%
Patterson-UTI Energy, Inc.	163,887	3,494,071
Oil, gas and consumable fuels - 1.3%
QEP Resources, Inc.	131,919	2,325,732
WPX Energy, Inc. (I)	287,767	2,679,111
		8,498,914

The accompanying notes are an integral part of the financial statements.	107

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Financials - 9.5%
Banks - 2.3%
PrivateBancorp, Inc.	44,077	$1,940,710
Sterling Bancorp	202,392	3,177,554
United Community Banks, Inc.	203,074	3,714,223
		8,832,487
Capital markets - 0.7%
WisdomTree Investments, Inc. (L)	274,163	2,684,056
Diversified financial services - 1.0%
MarketAxess Holdings, Inc.	27,325	3,973,055
Insurance - 1.8%
Assurant, Inc.	37,904	3,271,494
First American Financial Corp.	94,240	3,790,333
		7,061,827
Real estate investment trusts - 2.1%
CoreSite Realty Corp.	39,043	3,462,724
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	227,812	4,920,739
		8,383,463
Real estate management and development - 1.6%
FirstService Corp. (I)	31,400	1,439,062
Kennedy-Wilson Holdings, Inc.	245,970	4,663,591
		6,102,653
		37,037,541
Health care - 19.3%
Biotechnology - 7.9%
Alder Biopharmaceuticals, Inc. (I)(L)	83,077	2,074,433
Bluebird Bio, Inc. (I)(L)	45,943	1,988,872
Cepheid, Inc. (I)	61,375	1,887,281
Five Prime Therapeutics, Inc. (I)	103,054	4,261,283
Galapagos NV, ADR (I)(L)	86,114	4,776,744
Ironwood Pharmaceuticals, Inc. (I)	158,095	2,067,092
Novavax, Inc. (I)(L)	395,636	2,876,274
Otonomy, Inc. (I)	101,592	1,613,281
Portola Pharmaceuticals, Inc. (I)	60,823	1,435,423
PTC Therapeutics, Inc. (I)(L)	69,336	486,739
TESARO, Inc. (I)(L)	62,361	5,241,442
Ultragenyx Pharmaceutical, Inc. (I)	44,999	2,200,901
		30,909,765
Health care equipment and supplies - 6.0%
Align Technology, Inc. (I)	68,641	5,529,033
DexCom, Inc. (I)	87,160	6,914,403
Inogen, Inc. (I)	29,800	1,493,278
Insulet Corp. (I)	221,956	6,711,949
Nevro Corp. (I)(L)	39,186	2,890,359
		23,539,022
Health care providers and services - 2.8%
Acadia Healthcare Company, Inc. (I)	110,212	6,105,745
Envision Healthcare Holdings, Inc. (I)	66,834	1,695,579
LifePoint Health, Inc. (I)	46,493	3,039,247
		10,840,571
Health care technology - 1.7%
Veeva Systems, Inc., Class A (I)	198,820	6,783,738
Pharmaceuticals - 0.9%
Aerie Pharmaceuticals, Inc. (I)(L)	123,206	2,168,426

Small Cap Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Intersect ENT, Inc. (I)	111,402	$1,440,428
		3,608,854
		75,681,950
Industrials - 13.9%
Aerospace and defense - 0.4%
Astronics Corp. (I)	41,731	1,387,973
Building products - 2.3%
Advanced Drainage Systems, Inc. (L)	180,750	4,947,128
Masonite International Corp. (I)	63,933	4,228,529
		9,175,657
Electrical equipment - 0.5%
Generac Holdings, Inc. (I)(L)	55,461	1,938,917
Machinery - 3.3%
Altra Industrial Motion Corp.	161,231	4,350,012
The Middleby Corp. (I)	73,119	8,426,965
		12,776,977
Marine - 0.8%
Kirby Corp. (I)	52,475	3,273,915
Professional services - 1.0%
WageWorks, Inc. (I)	66,881	4,000,153
Road and rail - 3.7%
Knight Transportation, Inc.	259,769	6,904,660
Landstar System, Inc.	73,588	5,052,552
Swift Transportation Company (I)(L)	150,200	2,314,582
		14,271,794
Trading companies and distributors - 1.9%
Applied Industrial Technologies, Inc.	94,730	4,276,112
WESCO International, Inc. (I)	64,159	3,303,547
		7,579,659
		54,405,045
Information technology - 30.3%
Communications equipment - 0.5%
Arista Networks, Inc. (I)(L)	28,600	1,841,268
Internet software and services - 5.1%
CoStar Group, Inc. (I)	36,305	7,938,451
Envestnet, Inc. (I)	74,543	2,483,027
GoDaddy, Inc., Class A (I)(L)	182,869	5,703,684
Zillow Group, Inc., Class C (I)(L)	106,551	3,865,670
		19,990,832
IT services - 5.9%
EPAM Systems, Inc. (I)	45,845	2,948,292
InterXion Holding NV (I)	90,897	3,352,281
MAXIMUS, Inc.	59,322	3,284,659
Virtusa Corp. (I)	80,361	2,320,826
WEX, Inc. (I)	56,943	5,049,136
WNS Holdings, Ltd., ADR (I)	223,017	6,021,459
		22,976,653
Semiconductors and semiconductor equipment - 4.0%
Entegris, Inc. (I)	185,413	2,682,926
First Solar, Inc. (I)	49,856	2,417,019
MACOM Technology
Solutions Holdings, Inc (I)(L)	44,415	1,464,807
Mellanox Technologies, Ltd. (I)	145,576	6,981,825
SunPower Corp. (I)(L)	151,339	2,344,241
		15,890,818

The accompanying notes are an integral part of the financial statements.	108

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software - 14.7%
Atlassian Corp. PLC, Class A (I)(L)	185,867	$4,813,952
Fair Isaac Corp.	67,555	7,634,391
Gigamon, Inc. (I)	76,492	2,860,036
Guidewire Software, Inc. (I)	89,256	5,512,451
HubSpot, Inc. (I)(L)	94,429	4,100,107
Manhattan Associates, Inc. (I)	52,006	3,335,145
Paylocity Holding Corp. (I)(L)	116,092	5,015,174
Proofpoint, Inc. (I)(L)	60,264	3,802,056
SS&C Technologies Holdings, Inc.	169,432	4,757,651
Telogis, Inc. (I)(R)	473,646	1,364,100
The Ultimate Software Group, Inc. (I)	24,437	5,138,857
Tyler Technologies, Inc. (I)	18,317	3,053,627
Zendesk, Inc. (I)	230,554	6,082,015
		57,469,562
Technology hardware, storage and peripherals - 0.1%
Pure Storage, Inc., Class A (I)(L)	25,022	272,740
		118,441,873
Materials - 3.6%
Chemicals - 1.1%
Platform Specialty Products Corp. (I)(L)	498,721	4,428,642
Construction materials - 1.8%
Headwaters, Inc. (I)	387,722	6,955,733
Paper and forest products - 0.7%
KapStone Paper and Packaging Corp.	195,895	2,548,594
		13,932,969
Telecommunication services - 0.8%
Diversified telecommunication services - 0.8%
ORBCOMM, Inc. (I)	313,291	3,117,245
TOTAL COMMON STOCKS (Cost $351,061,441)		$364,859,085

PREFERRED SECURITIES - 3.3%
Consumer discretionary - 0.3%
Diversified consumer services - 0.3%
The Honest Company, Inc. (I)(R)	26,954	1,199,453
Information technology - 3.0%
Electronic equipment, instruments and components - 0.4%
Veracode, Inc. (I)(R)	65,609	1,348,921
Internet software and services - 0.3%
DocuSign, Inc., Series B (I)(R)	2,936	48,092
DocuSign, Inc., Series B1 (I)(R)	880	14,414
DocuSign, Inc., Series D (I)(R)	2,110	34,562
DocuSign, Inc., Series E (I)(R)	54,573	893,906
DocuSign, Inc., Series F (I)(R)	8,212	134,513
		1,125,487
Software - 2.3%
Cloudera, Inc., Series F (I)(R)	79,228	1,625,759
DraftKings, Inc., Series D (I)(R)	100,673	314,100
DraftKings, Inc., Series D1 (I)(R)	90,109	365,843
MarkLogic Corp., Series F (I)(R)	153,423	1,563,380
Nutanix, Inc. (I)(R)	87,010	1,124,169
Telogis, Inc. (I)(R)	645,027	2,554,307
Zuora, Inc., Series F (I)(R)	403,708	1,489,683
		9,037,241
		11,511,649
TOTAL PREFERRED SECURITIES (Cost $11,685,579)		$12,711,102

Small Cap Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
EXCHANGE-TRADED FUNDS - 0.2%
iShares Russell 2000 Growth ETF	6,164	$845,578
TOTAL EXCHANGE-TRADED FUNDS (Cost $818,514)		$845,578

SECURITIES LENDING COLLATERAL - 14.4%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	5,630,389	56,343,307
TOTAL SECURITIES LENDING
COLLATERAL (Cost $56,344,147)		$56,343,307

SHORT-TERM INVESTMENTS - 0.3%
Repurchase agreement - 0.3%
Societe Generale SA Tri-Party Repurchase
Agreement dated 06/30/2016 at 0.400% to
be repurchased at $1,000,011 on
07/01/2016, collateralized by $100
U.S. Treasury Bills, 0.000% due 05/25/2017
(valued at $100, including interest) and by
$1,016,500 U.S. Treasury Notes, 0.625%
due 07/31/2017 (valued at $1,019,929,
including interest)	$1,000,000	$1,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,000,000)		$1,000,000
Total Investments (Small Cap Growth Trust)
(Cost $420,909,681) - 111.5%		$435,759,072
Other assets and liabilities, net - (11.5%)		(44,881,576)
TOTAL NET ASSETS - 100.0%		$390,877,496

Small Cap Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 95.4%
Consumer discretionary - 12.9%
Auto components - 1.0%
American Axle &
Manufacturing Holdings, Inc. (I)	18,626	$269,704
Cooper Tire & Rubber Company	13,337	397,709
Cooper-Standard Holding, Inc. (I)	3,573	282,231
Dana Holding Corp.	36,321	383,550
Dorman Products, Inc. (I)	6,427	367,624
Drew Industries, Inc.	5,767	489,272
Federal-Mogul Holdings Corp. (I)	8,163	67,835
Fox Factory Holding Corp. (I)	5,643	98,019
Gentherm, Inc. (I)	9,021	308,969
Horizon Global Corp. (I)	4,913	55,763
Metaldyne Performance Group, Inc.	3,849	52,924
Modine Manufacturing Company (I)	11,789	103,743
Motorcar Parts of America, Inc. (I)	4,575	124,349
Spartan Motors, Inc.	9,385	58,750
Standard Motor Products, Inc.	5,244	208,606
Stoneridge, Inc. (I)	6,902	103,116
Strattec Security Corp.	1,117	45,540
Superior Industries International, Inc.	6,055	162,153
Tenneco, Inc. (I)	13,671	637,204
Tower International, Inc.	5,123	105,431
		4,322,492
Automobiles - 0.0%
Winnebago Industries, Inc.	6,598	151,226

The accompanying notes are an integral part of the financial statements.	109

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Distributors - 0.1%
Core-Mark Holding Company, Inc.	11,136	$521,833
Weyco Group, Inc.	1,884	52,338
		574,171
Diversified consumer services - 0.9%
American Public Education, Inc. (I)	3,923	110,236
Apollo Education Group, Inc. (I)	21,249	193,791
Ascent Capital Group, Inc., Class A (I)	2,972	45,739
Bright Horizons Family Solutions, Inc. (I)	10,652	706,334
Capella Education Company	2,806	147,708
Career Education Corp. (I)	17,284	102,840
Carriage Services, Inc.	3,812	90,268
Chegg, Inc. (I)(L)	20,569	102,845
DeVry Education Group, Inc.	15,247	272,006
Education Management Corp. (I)	5,432	139
Grand Canyon Education, Inc. (I)	11,008	439,439
Houghton Mifflin Harcourt Company (I)	30,547	477,450
K12, Inc. (I)	8,589	107,277
LifeLock, Inc. (I)	20,921	330,761
Regis Corp. (I)	9,362	116,557
Sotheby’s (L)	12,812	351,049
Strayer Education, Inc. (I)	2,635	129,458
Weight Watchers International, Inc. (I)(L)	6,914	80,410
		3,804,307
Hotels, restaurants and leisure - 3.1%
Belmond, Ltd., Class A (I)	20,742	205,346
Biglari Holdings, Inc. (I)	257	103,658
BJ’s Restaurants, Inc. (I)	5,755	252,242
Bloomin’ Brands, Inc.	27,983	500,056
Bob Evans Farms, Inc.	4,865	184,627
Bojangles’, Inc. (I)(L)	2,830	47,969
Boyd Gaming Corp. (I)	20,183	371,367
Buffalo Wild Wings, Inc. (I)	4,608	640,282
Caesars Acquisition Company, Class A (I)	10,848	121,715
Caesars Entertainment Corp. (I)(L)	14,208	109,260
Carrols Restaurant Group, Inc. (I)	8,871	105,565
Churchill Downs, Inc.	3,288	415,472
Chuy’s Holdings, Inc. (I)	4,089	141,520
ClubCorp Holdings, Inc.	16,203	210,639
Cracker Barrel Old Country Store, Inc. (L)	4,639	795,449
Dave & Buster’s Entertainment, Inc. (I)	9,319	436,036
Del Frisco’s Restaurant Group, Inc. (I)	6,501	93,094
Del Taco Restaurants, Inc. (I)	6,537	59,487
Denny’s Corp. (I)	18,928	203,097
Diamond Resorts International, Inc. (I)(L)	9,183	275,123
DineEquity, Inc.	4,191	355,313
El Pollo Loco Holdings, Inc. (I)(L)	5,542	72,046
Eldorado Resorts, Inc. (I)	7,188	109,222
Fiesta Restaurant Group, Inc. (I)	6,748	147,174
Golden Entertainment, Inc.	3,278	38,320
International Speedway Corp., Class A	6,676	223,312
Interval Leisure Group, Inc.	27,901	443,626
Intrawest Resorts Holdings, Inc. (I)	4,651	60,370
Isle of Capri Casinos, Inc. (I)	6,392	117,101
J Alexander’s Holdings, Inc. (I)	4,351	43,205
Jack in the Box, Inc.	7,972	684,954
Krispy Kreme Doughnuts, Inc. (I)	14,204	297,716
La Quinta Holdings, Inc. (I)	21,170	241,338
Lindblad Expeditions Holdings, Inc. (I)	4,895	47,139
Marriott Vacations Worldwide Corp.	5,473	374,846
Monarch Casino & Resort, Inc. (I)	3,136	68,898
Nathan’s Famous, Inc. (I)	1,001	44,545
Papa John’s International, Inc.	6,658	452,744

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Penn National Gaming, Inc. (I)	18,473	$257,698
Pinnacle Entertainment, Inc. (I)	14,408	159,641
Planet Fitness, Inc., Class A (I)(L)	4,216	79,598
Popeyes Louisiana Kitchen, Inc. (I)	5,282	288,608
Potbelly Corp. (I)(L)	6,623	83,052
Red Robin Gourmet Burgers, Inc. (I)	3,425	162,448
Red Rock Resorts, Inc. (I)	7,454	163,839
Ruby Tuesday, Inc. (I)	17,120	61,803
Ruth’s Hospitality Group, Inc.	8,180	130,471
Scientific Games Corp., Class A (I)(L)	13,418	123,311
SeaWorld Entertainment, Inc. (L)	16,296	233,522
Shake Shack, Inc., Class A (I)(L)	3,939	143,498
Sonic Corp.	11,577	313,158
Speedway Motorsports, Inc.	3,518	62,445
Texas Roadhouse, Inc.	16,177	737,671
The Cheesecake Factory, Inc.	11,063	532,573
The Habit Restaurants, Inc., Class A (I)(L)	3,786	62,015
The Marcus Corp.	5,115	107,927
Wingstop, Inc. (I)	3,967	108,101
Zoe’s Kitchen, Inc. (I)(L)	4,762	172,718
		13,077,970
Household durables - 1.3%
Bassett Furniture Industries, Inc.	2,634	63,058
Beazer Homes USA, Inc. (I)	8,414	65,209
Cavco Industries, Inc. (I)	2,089	195,739
Century Communities, Inc. (I)	4,138	71,753
CSS Industries, Inc.	2,690	72,119
Ethan Allen Interiors, Inc.	5,941	196,291
Flexsteel Industries, Inc.	1,775	70,326
GoPro, Inc., Class A (I)(L)	24,988	270,120
Green Brick Partners, Inc. (I)(L)	6,668	48,476
Helen of Troy, Ltd. (I)	6,741	693,244
Hooker Furniture Corp.	3,014	64,771
Hovnanian Enterprises, Inc., Class A (I)(L)	33,496	56,273
Installed Building Products, Inc. (I)	4,928	178,837
iRobot Corp. (I)	6,607	231,774
KB Home (L)	20,344	309,432
La-Z-Boy, Inc.	12,044	335,064
LGI Homes, Inc. (I)(L)	3,749	119,743
Libbey, Inc.	5,793	92,051
Lifetime Brands, Inc.	3,113	45,419
M/I Homes, Inc. (I)	6,044	113,809
MDC Holdings, Inc.	9,446	229,916
Meritage Homes Corp. (I)	9,325	350,061
NACCO Industries, Inc., Class A	1,051	58,856
Taylor Morrison Home Corp., Class A (I)	7,478	110,974
TopBuild Corp. (I)	9,316	337,239
TRI Pointe Group, Inc. (I)	36,545	431,962
Universal Electronics, Inc. (I)	3,519	254,353
WCI Communities, Inc. (I)	5,529	93,440
William Lyon Homes, Class A (I)(L)	6,002	96,752
ZAGG, Inc. (I)	7,573	39,758
		5,296,819
Internet and catalog retail - 0.6%
1-800-Flowers.com, Inc., Class A (I)	7,017	63,293
Blue Nile, Inc.	2,928	80,169
Duluth Holdings, Inc., Class B (I)	2,466	60,318
Etsy, Inc. (I)	26,153	250,807
FTD Companies, Inc. (I)	4,327	108,002
HSN, Inc.	7,602	371,966
Lands’ End, Inc. (I)(L)	3,959	65,007
Liberty TripAdvisor Holdings, Inc., Class A (I)	17,956	392,877

The accompanying notes are an integral part of the financial statements.	110

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet and catalog retail (continued)
Nutrisystem, Inc.	7,148	$181,273
Overstock.com, Inc. (I)	3,443	55,467
PetMed Express, Inc. (L)	5,085	95,395
Shutterfly, Inc. (I)	8,432	393,016
Wayfair, Inc., Class A (I)(L)	7,709	300,651
		2,418,241
Leisure products - 0.3%
Arctic Cat, Inc.	3,610	61,370
Callaway Golf Company	23,726	242,242
Johnson Outdoors, Inc., Class A	1,665	42,791
Malibu Boats, Inc., Class A (I)	5,103	61,644
Nautilus, Inc. (I)	7,812	139,366
Smith & Wesson Holding Corp. (I)	13,352	362,907
Sturm Ruger & Company, Inc. (L)	4,504	288,301
		1,198,621
Media - 1.8%
AMC Entertainment Holdings, Inc., Class A	5,294	146,167
Carmike Cinemas, Inc. (I)	5,959	179,485
Central European Media
Enterprises, Ltd., Class A (I)(L)	22,663	47,819
Daily Journal Corp. (I)(L)	305	72,282
DreamWorks Animation
SKG, Inc., Class A (I)	18,941	774,119
Entercom Communications Corp., Class A	6,977	94,678
Entravision Communications Corp., Class A	17,078	114,764
Eros International PLC (I)(L)	7,469	121,521
Gannett Company, Inc.	28,542	394,165
Global Eagle Entertainment, Inc. (I)	11,999	79,673
Gray Television, Inc. (I)	16,119	174,891
IMAX Corp. (I)	14,247	420,002
Liberty Braves Group, Class A (I)	3,304	49,692
Liberty Braves Group, Class C (I)	7,814	114,553
Liberty Media Group, Series A (I)	5,526	105,768
Liberty Media Group, Series C (I)	10,747	203,871
Loral Space & Communications, Inc. (I)	3,369	118,825
MDC Partners, Inc., Class A	12,705	232,374
Media General, Inc. (I)	26,850	461,552
Meredith Corp.	9,133	474,094
MSG Networks, Inc., Class A (I)	14,596	223,903
National CineMedia, Inc.	15,144	234,429
New Media Investment Group, Inc.	9,750	176,183
Nexstar Broadcasting Group, Inc., Class A (L)	7,361	350,236
Reading International, Inc., Class A (I)	4,261	53,220
Scholastic Corp.	6,683	264,714
Sinclair Broadcast Group, Inc., Class A	16,262	485,583
The EW Scripps Company, Class A (I)	14,897	235,968
The New York Times Company, Class A	30,550	369,655
Time, Inc.	25,326	416,866
tronc, Inc.	6,770	93,426
World Wrestling
Entertainment, Inc., Class A (L)	9,003	165,745
		7,450,223
Multiline retail - 0.2%
Big Lots, Inc.	12,118	607,233
Fred’s, Inc., Class A	8,920	143,701
Ollie’s Bargain Outlet Holdings, Inc. (I)	5,100	126,939
Sears Holdings Corp. (I)	3,198	43,525
Tuesday Morning Corp. (I)	11,903	83,559
		1,004,957
Specialty retail - 2.6%
Aaron’s, Inc.	15,966	349,496

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Abercrombie & Fitch Company, Class A	16,745	$298,228
America’s Car-Mart, Inc. (I)(L)	2,284	64,500
American Eagle Outfitters, Inc. (L)	40,593	646,646
Asbury Automotive Group, Inc. (I)	4,844	255,473
Ascena Retail Group, Inc. (I)	42,871	299,668
Barnes & Noble Education, Inc. (I)	10,084	102,353
Barnes & Noble, Inc.	15,705	178,252
Big 5 Sporting Goods Corp.	4,645	43,059
Build-A-Bear Workshop, Inc. (I)	3,616	48,527
Caleres, Inc.	10,528	254,883
Chico’s FAS, Inc.	32,070	343,470
Citi Trends, Inc.	4,133	64,185
Conn’s, Inc. (I)(L)	5,253	39,503
Destination XL Group, Inc. (I)	10,994	50,243
DSW, Inc., Class A	16,516	349,809
Express, Inc. (I)	18,300	265,533
Five Below, Inc. (I)	13,111	608,482
Francesca’s Holdings Corp. (I)	10,140	112,047
Genesco, Inc. (I)	5,015	322,515
GNC Holdings, Inc., Class A	16,750	406,858
Group 1 Automotive, Inc.	5,050	249,268
Guess?, Inc.	14,848	223,462
Haverty Furniture Companies, Inc.	5,104	92,025
Hibbett Sports, Inc. (I)(L)	5,574	193,919
Kirkland’s, Inc. (I)	3,960	58,133
Lithia Motors, Inc., Class A	5,762	409,505
Lumber Liquidators Holdings, Inc. (I)(L)	6,858	105,750
MarineMax, Inc. (I)	6,618	112,307
Mattress Firm Holding Corp. (I)(L)	4,186	140,440
Monro Muffler Brake, Inc.	7,693	488,967
Office Depot, Inc. (I)	136,112	450,531
Outerwall, Inc. (L)	4,207	176,694
Party City Holdco, Inc. (I)	6,842	95,172
Pier 1 Imports, Inc. (L)	20,352	104,609
Rent-A-Center, Inc.	13,118	161,089
Restoration Hardware Holdings, Inc. (I)(L)	9,522	273,091
Select Comfort Corp. (I)	11,412	243,989
Shoe Carnival, Inc.	3,820	95,729
Sonic Automotive, Inc., Class A	6,835	116,947
Sportsman’s Warehouse Holdings, Inc. (I)	6,672	53,776
Stein Mart, Inc.	8,898	68,693
Tailored Brands, Inc.	12,456	157,693
The Buckle, Inc. (L)	7,117	184,971
The Cato Corp., Class A	6,425	242,351
The Children’s Place, Inc.	4,560	365,621
The Finish Line, Inc., Class A	10,454	211,066
Tile Shop Holdings, Inc. (I)	8,223	163,473
Vitamin Shoppe, Inc. (I)	5,871	179,476
West Marine, Inc. (I)	4,939	41,438
Winmark Corp.	592	59,005
Zumiez, Inc. (I)	4,653	66,584
		10,689,504
Textiles, apparel and luxury goods - 1.0%
Columbia Sportswear Company	6,572	378,153
Crocs, Inc. (I)	18,516	208,860
Culp, Inc.	2,797	77,281
Deckers Outdoor Corp. (I)	7,891	453,890
Delta Apparel, Inc. (I)	1,884	42,484
Fossil Group, Inc. (I)	10,359	295,542
G-III Apparel Group, Ltd. (I)	10,558	482,712
Iconix Brand Group, Inc. (I)(L)	11,302	76,402
Movado Group, Inc.	4,025	87,262
Oxford Industries, Inc.	3,695	209,211

The accompanying notes are an integral part of the financial statements.	111

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Perry Ellis International, Inc. (I)	3,421	$68,831
Sequential Brands Group, Inc. (I)(L)	10,113	80,702
Steven Madden, Ltd. (I)	15,032	513,794
Superior Uniform Group, Inc.	2,417	46,141
Tumi Holdings, Inc. (I)	13,771	368,237
Unifi, Inc. (I)	3,930	107,014
Vera Bradley, Inc. (I)	5,168	73,231
Wolverine World Wide, Inc.	23,649	480,548
		4,050,295
		54,038,826
Consumer staples - 3.0%
Beverages - 0.2%
Coca-Cola Bottling Company Consolidated	1,170	172,540
Craft Brew Alliance, Inc. (I)	4,168	48,015
MGP Ingredients, Inc.	3,184	121,724
National Beverage Corp. (I)	2,877	180,704
Primo Water Corp. (I)	5,835	68,911
The Boston Beer Company, Inc., Class A (I)	2,138	365,662
		957,556
Food and staples retailing - 0.6%
Ingles Markets, Inc., Class A	3,553	132,527
Performance Food Group Company (I)	9,137	245,877
PriceSmart, Inc.	4,916	459,990
Smart & Final Stores, Inc. (I)	5,773	85,960
SpartanNash Company	9,086	277,850
SUPERVALU, Inc. (I)	65,124	307,385
The Andersons, Inc.	6,727	239,078
The Chefs’ Warehouse, Inc. (I)	4,981	79,696
United Natural Foods, Inc. (I)	12,178	569,930
Village Super Market, Inc., Class A	2,183	63,067
Weis Markets, Inc.	2,407	121,674
		2,583,034
Food products - 1.4%
Amplify Snack Brands, Inc. (I)	7,220	106,495
B&G Foods, Inc.	15,047	725,265
Cal-Maine Foods, Inc. (L)	7,537	334,040
Calavo Growers, Inc.	3,785	253,595
Darling Ingredients, Inc. (I)	40,192	598,861
Dean Foods Company	22,356	404,420
Farmer Brothers Company (I)	2,163	69,346
Fresh Del Monte Produce, Inc.	7,788	423,901
Freshpet, Inc. (I)(L)	6,302	58,798
Inventure Foods, Inc. (I)	5,396	42,143
J&J Snack Foods Corp.	3,656	436,051
John B. Sanfilippo & Son, Inc.	2,141	91,271
Lancaster Colony Corp.	4,546	580,115
Landec Corp. (I)	7,327	78,839
Limoneira Company (L)	3,457	60,912
Omega Protein Corp. (I)	5,406	108,066
Sanderson Farms, Inc. (L)	4,830	418,471
Seaboard Corp. (I)	64	183,721
Seneca Foods Corp., Class A (I)	1,834	66,409
Snyder’s-Lance, Inc.	19,642	665,667
Tootsie Roll Industries, Inc. (L)	4,270	164,523
		5,870,909
Household products - 0.3%
Central Garden & Pet Company (I)	3,704	84,562
Central Garden & Pet Company, Class A (I)	7,047	152,990
HRG Group, Inc. (I)	29,150	400,230
Oil-Dri Corp. of America	1,481	51,139

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household products (continued)
Orchids Paper Products Company	2,430	$86,435
WD-40 Company	3,422	401,914
		1,177,270
Personal products - 0.3%
Avon Products, Inc.	108,379	409,673
Elizabeth Arden, Inc. (I)	6,527	89,812
Inter Parfums, Inc.	4,423	126,365
Lifevantage Corp. (I)	3,716	50,538
Medifast, Inc.	2,686	89,363
Natural Health Trends Corp. (L)	1,987	56,014
Nutraceutical International Corp. (I)	2,336	54,078
Revlon, Inc., Class A (I)	2,972	95,639
USANA Health Sciences, Inc. (I)	1,292	143,968
		1,115,450
Tobacco - 0.2%
Universal Corp.	5,570	321,612
Vector Group, Ltd. (L)	21,662	485,662
		807,274
		12,511,493
Energy - 2.9%
Energy equipment and services - 1.0%
Archrock, Inc.	17,473	164,596
Atwood Oceanics, Inc. (L)	15,000	187,800
Bristow Group, Inc.	8,622	98,377
CARBO Ceramics, Inc. (L)	4,984	65,290
Dawson Geophysical Company (I)	6,034	49,177
Era Group, Inc. (I)	5,846	54,952
Exterran Corp. (I)	7,965	102,350
Fairmount Santrol Holdings, Inc. (I)(L)	16,539	127,516
Forum Energy Technologies, Inc. (I)	14,728	254,942
Geospace Technologies Corp. (I)(L)	3,553	58,163
Helix Energy Solutions Group, Inc. (I)	25,052	169,352
Hornbeck Offshore Services, Inc. (I)	8,481	70,732
Independence Contract Drilling, Inc. (I)	8,585	46,617
Matrix Service Company (I)	6,860	113,121
McDermott International, Inc. (I)(L)	59,527	294,063
Natural Gas Services Group, Inc. (I)	3,209	73,486
Newpark Resources, Inc. (I)	21,023	121,723
Oil States International, Inc. (I)	12,435	408,863
Parker Drilling Company (I)	31,863	72,966
PHI, Inc. (I)	3,290	58,825
Pioneer Energy Services Corp. (I)	16,797	77,266
RigNet, Inc. (I)	3,600	48,204
SEACOR Holdings, Inc. (I)	3,896	225,773
Seadrill, Ltd. (I)	92,325	299,133
Tesco Corp.	10,974	73,416
TETRA Technologies, Inc. (I)	20,013	127,483
Tidewater, Inc. (L)	12,729	56,135
U.S. Silica Holdings, Inc. (L)	15,728	542,144
Unit Corp. (I)	12,635	196,601
		4,239,066
Oil, gas and consumable fuels - 1.9%
Abraxas Petroleum Corp. (I)	35,541	40,161
Alon USA Energy, Inc.	8,213	53,220
Ardmore Shipping Corp.	5,812	39,347
Bill Barrett Corp. (I)(L)	12,702	81,166
California Resources Corp. (L)	7,861	95,904
Callon Petroleum Company (I)	29,729	333,857
Carrizo Oil & Gas, Inc. (I)	13,739	492,543
Clayton Williams Energy, Inc. (I)(L)	1,594	43,771

The accompanying notes are an integral part of the financial statements.	112

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Clean Energy Fuels Corp. (I)(L)	22,711	$78,807
Cobalt International Energy, Inc. (I)	101,757	136,354
Contango Oil & Gas Company (I)	4,904	60,025
CVR Energy, Inc.	3,907	60,559
Delek US Holdings, Inc.	15,281	201,862
Denbury Resources, Inc.	86,680	311,181
DHT Holdings, Inc.	22,775	114,558
Dorian LPG, Ltd. (I)	6,174	43,527
Eclipse Resources Corp. (I)(L)	13,184	44,035
EP Energy Corp., Class A (I)(L)	9,905	51,308
EXCO Resources, Inc. (I)(L)	37,497	48,746
Frontline, Ltd. (L)	15,956	125,574
GasLog, Ltd. (L)	9,932	128,917
Gener8 Maritime, Inc. (I)	9,713	62,163
Golar LNG, Ltd.	21,809	338,040
Green Plains, Inc.	8,959	176,671
Matador Resources Company (I)(L)	20,409	404,098
Navios Maritime Acquisition Corp.	23,034	36,163
Nordic American Tankers, Ltd. (L)	20,826	289,273
Northern Oil and Gas, Inc. (I)(L)	12,564	58,046
Oasis Petroleum, Inc. (I)	43,769	408,802
Overseas Shipholding Group, Inc.	9,097	99,976
Pacific Ethanol, Inc. (I)	8,175	44,554
Panhandle Oil and Gas, Inc., Class A	4,210	70,181
Par Pacific Holdings, Inc. (I)(L)	6,942	106,490
PDC Energy, Inc. (I)	11,266	649,034
Renewable Energy Group, Inc. (I)	10,635	93,907
REX American Resources Corp. (I)	1,382	82,685
Ring Energy, Inc. (I)	9,214	81,267
RSP Permian, Inc. (I)	19,233	671,039
Sanchez Energy Corp. (I)	13,997	98,819
Scorpio Tankers, Inc.	39,924	167,681
SemGroup Corp., Class A	10,926	355,751
Ship Finance International, Ltd. (L)	14,132	208,306
Synergy Resources Corp. (I)	45,775	304,862
Teekay Corp. (L)	10,941	78,009
Teekay Tankers, Ltd., Class A	29,079	86,655
Western Refining, Inc. (L)	16,573	341,901
Westmoreland Coal Company (I)	5,396	51,370
		7,951,165
		12,190,231
Financials - 24.6%
Banks - 9.3%
1st Source Corp.	3,633	117,673
ACNB Corp.	2,376	59,661
Allegiance Bancshares, Inc. (I)	3,208	79,815
American National Bankshares, Inc.	2,237	56,328
Ameris Bancorp	8,224	244,253
Ames National Corp. (L)	2,072	55,571
Arrow Financial Corp.	2,796	84,691
Atlantic Capital Bancshares, Inc. (I)	4,825	69,770
Avenue Financial Holdings, Inc. (I)	2,609	51,267
Banc of California, Inc.	11,749	212,657
BancFirst Corp.	1,774	107,008
Banco Latinoamericano de
Comercio Exterior SA	6,882	182,373
BancorpSouth, Inc.	20,827	472,565
Bank of Marin Bancorp	1,485	71,829
Bank of the Ozarks, Inc.	20,440	766,909
Bankwell Financial Group, Inc.	2,254	49,723
Banner Corp.	7,517	319,773
Bar Harbor Bankshares	2,012	70,621

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
BBCN Bancorp, Inc.	19,583	$292,178
Berkshire Hills Bancorp, Inc.	7,304	196,624
Blue Hills Bancorp, Inc.	7,077	104,457
BNC Bancorp	8,348	189,583
Boston Private Financial Holdings, Inc.	19,799	233,232
Bridge Bancorp, Inc.	4,408	125,187
Brookline Bancorp, Inc.	17,493	192,948
Bryn Mawr Bank Corp.	4,355	127,166
C&F Financial Corp.	1,166	52,190
C1 Financial, Inc. (I)	2,178	50,813
Camden National Corp.	2,705	113,610
Capital Bank Financial Corp., Class A	4,711	135,677
Cardinal Financial Corp.	7,749	170,013
Carolina Financial Corp.	3,027	56,544
Cathay General Bancorp	17,874	504,047
CenterState Banks, Inc.	11,512	181,314
Central Pacific Financial Corp.	7,563	178,487
Central Valley Community Bancorp	2,938	41,132
Chemical Financial Corp.	9,326	347,767
Chemung Financial Corp.	1,348	39,564
Citizens & Northern Corp.	3,122	63,127
City Holding Company	3,450	156,872
CNB Financial Corp.	3,646	64,899
CoBiz Financial, Inc.	8,980	105,066
Codorus Valley Bancorp, Inc.	3,102	63,188
Columbia Banking System, Inc.	14,335	402,240
Community Bank Systems, Inc.	10,265	421,789
Community Trust Bancorp, Inc.	3,780	131,015
ConnectOne Bancorp, Inc.	7,417	116,373
CU Bancorp (I)	4,709	107,036
Customers Bancorp, Inc. (I)	5,713	143,568
CVB Financial Corp.	24,826	406,898
Eagle Bancorp, Inc. (I)	7,489	360,296
Enterprise Financial Services Corp.	4,774	133,147
Equity Bancshares, Inc., Class A (I)	1,847	40,893
Farmers Capital Bank Corp.	2,150	58,803
Farmers National Banc Corp.	8,536	75,117
FCB Financial Holdings, Inc., Class A (I)	7,357	250,138
Fidelity Southern Corp.	5,581	87,454
Financial Institutions, Inc.	3,823	99,666
First BanCorp (I)	31,010	123,110
First Bancorp North Carolina	4,944	86,916
First Bancorp, Inc.	2,408	51,868
First Busey Corp.	7,568	161,880
First Business Financial Services, Inc.	2,780	65,247
First Citizens BancShares, Inc., Class A	1,778	460,342
First Commonwealth Financial Corp.	21,620	198,904
First Community Bancshares, Inc.	4,564	102,416
First Connecticut Bancorp, Inc.	4,673	77,385
First Financial Bancorp	14,399	280,061
First Financial Bankshares, Inc. (L)	15,694	514,606
First Financial Corp.	2,771	101,474
First Financial Northwest, Inc.	3,836	50,942
First Foundation, Inc. (I)	3,734	80,281
First Internet Bancorp (L)	1,934	46,068
First Interstate BancSystem, Inc., Class A	4,806	135,049
First Merchants Corp.	9,676	241,223
First Midwest Bancorp, Inc.	20,003	351,253
First NBC Bank Holding Company (I)	4,210	70,686
First Northwest Bancorp (I)	4,195	53,444
FirstMerit Corp.	40,144	813,719
Flushing Financial Corp.	6,647	132,142
FNB Corp.	50,250	630,135

The accompanying notes are an integral part of the financial statements.	113

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Franklin Financial Network, Inc. (I)	2,649	$83,073
Fulton Financial Corp.	41,307	557,645
German American Bancorp, Inc.	3,276	104,734
Glacier Bancorp, Inc.	18,696	496,940
Great Southern Bancorp, Inc.	2,810	103,886
Great Western Bancorp, Inc.	13,969	440,582
Green Bancorp, Inc. (I)	6,400	55,808
Guaranty Bancorp	4,982	83,199
Hancock Holding Company	18,885	493,087
Hanmi Financial Corp.	7,938	186,464
Heartland Financial USA, Inc.	5,325	187,919
Heritage Commerce Corp.	6,561	69,087
Heritage Financial Corp.	7,655	134,575
Heritage Oaks Bancorp	5,667	44,996
Hilltop Holdings, Inc. (I)	18,437	386,993
Home BancShares, Inc.	29,363	581,094
HomeTrust Bancshares, Inc. (I)	4,874	90,169
Horizon Bancorp	3,261	81,982
IBERIABANK Corp.	9,934	593,358
Independent Bank Corp.	5,773	83,766
Independent Bank Corp. (MA)	6,155	281,284
Independent Bank Group, Inc.	2,825	121,221
International Bancshares Corp.	13,514	352,580
Investors Bancorp, Inc.	70,135	777,096
Lakeland Bancorp, Inc.	9,511	108,235
Lakeland Financial Corp.	3,736	175,629
LegacyTexas Financial Group, Inc.	10,919	293,830
Live Oak Bancshares, Inc.	5,694	80,342
Macatawa Bank Corp.	8,896	66,008
MainSource Financial Group, Inc.	5,503	121,341
MB Financial, Inc.	16,932	614,293
MBT Financial Corp.	5,615	44,920
Mercantile Bank Corp.	4,395	104,865
Merchants Bancshares, Inc.	2,360	71,933
Middleburg Financial Corp.	1,748	47,546
MidWestOne Financial Group, Inc.	1,753	50,066
MutualFirst Financial, Inc.	2,155	58,939
National Bank Holdings Corp., Class A	6,443	131,179
National Bankshares, Inc. (L)	1,684	58,805
NBT Bancorp, Inc.	9,803	280,660
Nicolet Bankshares, Inc. (I)	2,117	80,615
Northrim BanCorp, Inc.	2,420	63,622
OFG Bancorp	11,177	92,769
Old Line Bancshares, Inc.	3,110	55,980
Old National Bancorp	32,292	404,619
Old Second Bancorp, Inc.	8,426	57,550
Opus Bank	3,919	132,462
Pacific Continental Corp.	5,864	92,123
Pacific Premier Bancorp, Inc. (I)	6,761	162,264
Park National Corp. (L)	3,105	284,977
Park Sterling Corp.	14,660	103,939
Peapack Gladstone Financial Corp.	4,496	83,221
Penns Woods Bancorp, Inc.	1,425	59,836
People’s Utah Bancorp	4,107	68,176
Peoples Bancorp, Inc.	4,643	101,171
Peoples Financial Services Corp. (L)	1,892	74,053
Pinnacle Financial Partners, Inc.	9,828	480,098
Preferred Bank	3,467	100,110
Premier Financial Bancorp, Inc.	3,199	53,903
PrivateBancorp, Inc.	19,155	843,395
Prosperity Bancshares, Inc.	16,098	820,837
QCR Holdings, Inc.	3,319	90,244
Renasant Corp.	10,006	323,494

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Republic Bancorp, Inc., Class A	2,469	$68,218
S&T Bancorp, Inc.	8,201	200,514
Sandy Spring Bancorp, Inc.	5,750	167,095
Seacoast Banking Corp. of Florida (I)	7,811	126,851
ServisFirst Bancshares, Inc. (L)	5,508	272,040
Shore Bancshares, Inc.	4,512	53,016
Sierra Bancorp	3,768	62,888
Simmons First National Corp., Class A	7,302	337,243
South State Corp.	5,771	392,717
Southern National Bancorp of Virginia, Inc.	4,280	52,002
Southside Bancshares, Inc.	5,972	184,656
Southwest Bancorp, Inc.	5,382	91,117
State Bank Financial Corp.	8,686	176,760
Sterling Bancorp	30,824	483,937
Stock Yards Bancorp, Inc.	5,404	152,555
Stonegate Bank	3,451	111,364
Suffolk Bancorp	2,910	91,112
Talmer Bancorp, Inc., Class A	13,753	263,645
Texas Capital Bancshares, Inc. (I)	11,325	529,557
The Bancorp, Inc. (I)	10,385	62,518
The First of Long Island Corp.	3,902	111,870
Tompkins Financial Corp.	3,399	220,935
Towne Bank (L)	13,947	301,955
TriCo Bancshares	5,280	145,728
TriState Capital Holdings, Inc. (I)	5,761	79,099
Triumph Bancorp, Inc. (I)	4,024	64,384
Trustmark Corp.	16,345	406,173
UMB Financial Corp.	10,918	580,947
Umpqua Holdings Corp.	53,699	830,724
Union Bankshares Corp.	10,164	251,152
United Bankshares, Inc. (L)	15,811	593,071
United Community Banks, Inc.	17,448	319,124
Univest Corp. of Pennsylvania	5,276	110,902
Valley National Bancorp	58,800	536,256
Veritex Holdings, Inc. (I)(L)	3,373	54,035
Washington Trust Bancorp, Inc.	3,651	138,446
WashingtonFirst Bankshare, Inc.	3,207	69,303
Webster Financial Corp.	21,794	739,906
WesBanco, Inc.	8,090	251,195
West Bancorporation, Inc.	3,996	74,286
WestAmerica Bancorp. (L)	5,719	281,718
Wilshire Bancorp, Inc.	17,960	187,143
Wintrust Financial Corp.	11,692	596,292
Yadkin Financial Corp.	12,259	307,578
Your Community Bankshares, Inc.	1,593	59,196
		39,042,566
Capital markets - 1.2%
Arlington Asset Investment Corp., Class A (L)	5,868	76,343
Associated Capital Group, Inc., Class A	1,456	41,758
BGC Partners, Inc., Class A	53,818	468,755
Cohen & Steers, Inc.	5,170	209,075
Cowen Group, Inc., Class A (I)(L)	26,544	78,570
Diamond Hill Investment Group, Inc.	773	145,649
Evercore Partners, Inc., Class A	9,506	420,070
Financial Engines, Inc. (L)	13,272	343,347
GAMCO Investors, Inc., Class A	1,237	40,536
Greenhill & Company, Inc. (L)	6,958	112,024
Houlihan Lokey, Inc.	3,232	72,300
INTL. FCStone, Inc. (I)	3,991	108,914
Investment Technology Group, Inc.	8,148	136,235
Janus Capital Group, Inc.	35,107	488,689
KCG Holdings, Inc., Class A (I)	12,572	167,208

The accompanying notes are an integral part of the financial statements.	114

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Ladenburg Thalmann
Financial Services, Inc. (I)	25,864	$61,039
Manning & Napier, Inc.	4,630	43,985
Moelis & Company, Class A	4,710	105,975
OM Asset Management PLC	9,858	131,604
Oppenheimer Holdings, Inc., Class A	3,245	50,168
Piper Jaffray Companies (I)	3,761	141,790
PJT Partners, Inc., Class A	4,461	102,603
Pzena Investment Management, Inc., Class A	4,784	36,406
Safeguard Scientifics, Inc. (I)	6,244	77,988
Stifel Financial Corp. (I)	15,707	493,985
Virtu Financial, Inc., Class A	6,209	111,762
Virtus Investment Partners, Inc.	1,596	113,603
Waddell & Reed Financial, Inc., Class A	19,461	335,118
Westwood Holdings Group, Inc.	2,024	104,843
WisdomTree Investments, Inc. (L)	28,518	279,191
		5,099,533
Consumer finance - 0.5%
Cash America International, Inc.	5,817	247,921
Encore Capital Group, Inc. (I)(L)	5,955	140,121
Enova International, Inc. (I)	7,350	54,096
EZCORP, Inc., Class A (I)	12,932	97,766
First Cash Financial Services, Inc.	6,792	348,633
Green Dot Corp., Class A (I)	10,360	238,176
LendingClub Corp. (I)	80,916	347,939
Nelnet, Inc., Class A	4,918	170,901
PRA Group, Inc. (I)	11,417	275,606
Regional Management Corp. (I)	2,943	43,144
World Acceptance Corp. (I)(L)	1,568	71,501
		2,035,804
Diversified financial services - 0.1%
FNFV Group (I)	16,454	188,727
GAIN Capital Holdings, Inc.	10,090	63,769
NewStar Financial, Inc. (I)	6,110	51,446
On Deck Capital, Inc. (I)	12,827	66,059
PICO Holdings, Inc. (I)	6,881	65,094
		435,095
Insurance - 2.2%
Ambac Financial Group, Inc. (I)	10,984	180,797
American Equity Investment Life
Holding Company	19,711	280,882
AMERISAFE, Inc.	4,552	278,673
Argo Group International Holdings, Ltd.	6,702	347,834
Atlas Financial Holdings, Inc. (I)	3,342	57,549
Baldwin & Lyons, Inc., Class B	2,815	69,418
Blue Capital Reinsurance Holdings Ltd.	2,249	41,629
Citizens, Inc. (I)(L)	13,037	99,081
CNO Financial Group, Inc.	43,404	757,834
Donegal Group, Inc., Class A	2,826	46,601
eHealth, Inc. (I)	4,943	69,301
EMC Insurance Group, Inc.	2,199	60,956
Employers Holdings, Inc.	7,718	223,976
Enstar Group, Ltd. (I)	2,662	431,217
FBL Financial Group, Inc., Class A	2,575	156,225
Federated National Holding Company	3,485	66,354
Fidelity & Guaranty Life (L)	2,958	68,566
Genworth Financial, Inc., Class A (I)	123,948	319,786
Global Indemnity PLC (I)	2,166	59,630
Greenlight Capital Re, Ltd., Class A (I)	7,435	149,890
Hallmark Financial Services, Inc. (I)	4,330	50,185
HCI Group, Inc.	2,161	58,952

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Heritage Insurance Holdings, Inc.	6,871	$82,246
Horace Mann Educators Corp.	9,974	337,021
Infinity Property & Casualty Corp.	2,589	208,829
James River Group Holdings, Ltd.	3,418	116,075
Kemper Corp.	9,781	303,015
Maiden Holdings, Ltd.	14,451	176,880
MBIA, Inc. (I)	32,296	220,582
National General Holdings Corp.	11,876	254,384
National Interstate Corp.	1,933	58,473
National Western Life Group, Inc., Class A	619	120,872
OneBeacon Insurance Group, Ltd., Class A	5,479	75,610
Primerica, Inc.	11,354	649,903
RLI Corp.	9,123	627,480
Safety Insurance Group, Inc.	3,443	212,020
Selective Insurance Group, Inc.	13,874	530,126
State Auto Financial Corp.	3,697	81,001
State National Companies, Inc.	7,878	82,955
Stewart Information Services Corp.	5,533	229,122
The Navigators Group, Inc.	2,746	252,550
Third Point Reinsurance, Ltd. (I)	16,249	190,438
Trupanion, Inc. (I)(L)	4,081	54,073
United Fire Group, Inc.	5,242	222,418
United Insurance Holdings Corp.	4,513	73,923
Universal Insurance Holdings, Inc. (L)	7,980	148,268
WMIH Corp. (I)	51,988	115,413
		9,299,013
Real estate investment trusts - 8.9%
Acadia Realty Trust	17,238	612,294
AG Mortgage Investment Trust, Inc.	7,144	103,159
Agree Realty Corp.	5,364	258,759
Alexander’s, Inc.	492	201,341
Altisource Residential Corp., Class B	13,491	123,982
American Assets Trust, Inc.	9,609	407,806
American Capital Mortgage Investment Corp.	10,463	165,211
Anworth Mortgage Asset Corp.	24,264	114,041
Apollo Commercial Real Estate Finance, Inc.	13,107	210,629
Apollo Residential Mortgage, Inc.	7,819	104,775
Ares Commercial Real Estate Corp.	7,423	91,229
Armada Hoffler Properties, Inc.	8,422	115,718
ARMOUR Residential REIT, Inc.	8,698	173,960
Ashford Hospitality Prime, Inc.	6,925	97,920
Ashford Hospitality Trust, Inc.	21,154	113,597
Bluerock Residential Growth REIT, Inc.	6,114	79,482
Capstead Mortgage Corp.	20,314	197,046
CareTrust REIT, Inc.	14,480	199,534
CatchMark Timber Trust, Inc., Class A	11,008	134,518
CBL & Associates Properties, Inc.	41,389	385,332
Cedar Realty Trust, Inc.	21,685	161,120
Chatham Lodging Trust	9,415	206,942
Chesapeake Lodging Trust	14,760	343,170
City Office Reit, Inc.	5,872	76,219
Colony Capital, Inc., Class A	27,143	416,645
Colony Starwood Homes	16,087	489,367
Community Healthcare Trust, Inc.	3,979	84,116
CorEnergy Infrastructure Trust, Inc.	3,025	87,271
CoreSite Realty Corp.	8,105	718,832
Cousins Properties, Inc.	50,458	524,763
CYS Investments, Inc.	33,391	279,483
DiamondRock Hospitality Company	49,234	444,583
DuPont Fabros Technology, Inc.	17,964	854,009
Dynex Capital, Inc.	13,179	91,462
Easterly Government Properties, Inc.	6,562	129,468
EastGroup Properties, Inc.	7,568	521,587

The accompanying notes are an integral part of the financial statements.	115

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Education Realty Trust, Inc.	16,032	$739,716
Farmland Partners, Inc. (L)	4,248	48,087
FelCor Lodging Trust, Inc.	34,037	212,051
First Industrial Realty Trust, Inc.	28,081	781,213
First Potomac Realty Trust	15,098	138,902
Four Corners Property Trust, Inc.	14,754	303,785
Franklin Street Properties Corp.	23,912	293,400
Getty Realty Corp.	6,729	144,337
Gladstone Commercial Corp.	6,838	115,494
Global Net Lease, Inc.	42,687	339,362
Government Properties Income Trust	17,191	396,424
Gramercy Property Trust	103,063	950,241
Great Ajax Corp.	3,937	54,606
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	8,993	194,249
Hatteras Financial Corp.	22,309	365,868
Healthcare Realty Trust, Inc.	25,153	880,103
Hersha Hospitality Trust	10,137	173,850
Hudson Pacific Properties, Inc.	18,941	552,698
Independence Realty Trust, Inc.	11,184	91,485
InfraREIT, Inc. (I)	5,079	89,086
Invesco Mortgage Capital, Inc.	27,083	370,766
Investors Real Estate Trust	30,348	196,352
iStar, Inc. (I)	17,977	172,399
Kite Realty Group Trust	20,271	568,196
Ladder Capital Corp., Class A	9,321	113,716
LaSalle Hotel Properties	25,955	612,019
Lexington Realty Trust	56,251	568,698
LTC Properties, Inc.	9,079	469,657
Mack-Cali Realty Corp.	21,615	583,605
Medical Properties Trust, Inc.	57,320	871,837
Monmouth Real Estate
Investment Corp., Class A	15,409	204,323
Monogram Residential Trust, Inc.	41,620	424,940
National Health Investors, Inc.	8,963	673,032
National Storage Affiliates Trust	5,687	118,403
New Residential Investment Corp.	53,443	739,651
New Senior Investment Group, Inc.	19,506	208,324
New York Mortgage Trust, Inc.	27,134	165,517
New York REIT, Inc.	41,046	379,676
NexPoint Residential Trust, Inc.	5,504	100,173
Northstar Realty Europe Corp.	15,179	140,406
One Liberty Properties, Inc.	3,934	93,826
Orchid Island Capital, Inc.	5,534	56,945
Parkway Properties, Inc.	19,902	332,960
Pebblebrook Hotel Trust	17,561	460,976
Pennsylvania Real Estate Investment Trust	16,998	364,607
PennyMac Mortgage Investment Trust, Class A	16,511	267,974
Physicians Realty Trust	32,947	692,216
Potlatch Corp.	10,074	343,523
Preferred Apartment
Communities, Inc., Class A	6,420	94,502
PS Business Parks, Inc.	4,683	496,773
QTS Realty Trust, Inc., Class A	11,270	630,895
RAIT Financial Trust	25,756	80,616
Ramco-Gershenson Properties Trust	19,617	384,689
Redwood Trust, Inc.	18,636	257,363
Resource Capital Corp.	7,387	94,997
Retail Opportunity Investments Corp.	24,525	531,457
Rexford Industrial Realty, Inc.	15,804	333,306
RLJ Lodging Trust	29,805	639,317
Rouse Properties, Inc.	9,189	167,699
Ryman Hospitality Properties	10,526	533,142

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Sabra Health Care REIT, Inc.	16,221	$334,720
Saul Centers, Inc.	2,277	140,514
Select Income REIT	15,291	397,413
Seritage Growth Properties (L)	6,139	305,968
Silver Bay Realty Trust Corp.	8,460	144,074
STAG Industrial, Inc.	16,956	403,722
Summit Hotel Properties, Inc.	21,293	281,919
Sunstone Hotel Investors, Inc.	53,042	640,217
Terreno Realty Corp.	10,537	272,592
The GEO Group, Inc.	17,952	613,599
Tier REIT, Inc. (L)	11,923	182,780
UMH Properties, Inc.	8,310	93,488
United Development Funding IV (L)	7,638	24,442
Universal Health Realty Income Trust	3,081	176,172
Urban Edge Properties	21,560	643,782
Urstadt Biddle Properties, Inc., Class A	6,817	168,925
Washington Real Estate Investment Trust	17,697	556,748
Western Asset Mortgage Capital Corp.	10,032	94,200
Whitestone REIT	7,421	111,909
WP GLIMCHER, Inc. (I)	45,479	508,910
Xenia Hotels & Resorts, Inc.	25,369	425,692
		37,245,586
Real estate management and development - 0.5%
Alexander & Baldwin, Inc.	11,541	417,092
Altisource Portfolio Solutions SA (I)(L)	2,881	80,207
AV Homes, Inc. (I)	4,076	49,809
Consolidated-Tomoka Land Company	1,241	58,910
Forestar Group, Inc. (I)	8,761	104,168
FRP Holdings, Inc. (I)	1,668	57,546
HFF, Inc., Class A	8,891	256,772
Kennedy-Wilson Holdings, Inc.	20,406	386,898
Marcus & Millichap, Inc. (I)	3,885	98,718
RE/MAX Holdings, Inc., Class A	4,281	172,353
Tejon Ranch Company (I)	3,737	88,343
The RMR Group, Inc., Class A	1,876	58,100
The St. Joe Company (I)	12,765	226,196
		2,055,112
Thrifts and mortgage finance - 1.9%
Astoria Financial Corp.	21,681	332,370
Bank Mutual Corp.	11,517	88,451
BankFinancial Corp.	5,729	68,691
Beneficial Bancorp, Inc. (I)	17,375	221,010
BofI Holding, Inc. (I)(L)	14,623	258,973
BSB Bancorp, Inc. (I)	2,821	63,896
Capitol Federal Financial, Inc.	29,327	409,112
Charter Financial Corp.	4,566	60,636
Clifton Bancorp, Inc.	6,368	95,966
Dime Community Bancshares, Inc.	7,979	135,723
ESSA Bancorp, Inc.	3,704	49,634
Essent Group, Ltd. (I)	18,211	397,182
EverBank Financial Corp.	24,736	367,577
Federal Agricultural Mortgage Corp., Class C	2,174	75,699
First Defiance Financial Corp.	2,342	90,987
Flagstar Bancorp, Inc. (I)	5,277	128,812
Fox Chase Bancorp, Inc.	3,519	71,576
Home Bancorp, Inc.	2,411	66,230
HomeStreet, Inc. (I)	5,859	116,711
Kearny Financial Corp.	22,678	285,289
Lake Sunapee Bank Group	2,790	47,737
LendingTree, Inc. (I)(L)	1,554	137,265
Meridian Bancorp, Inc.	12,337	182,341
Meta Financial Group, Inc.	2,055	104,723

The accompanying notes are an integral part of the financial statements.	116

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
MGIC Investment Corp. (I)	83,709	$498,069
Nationstar Mortgage Holdings, Inc. (I)(L)	8,553	96,307
NMI Holdings, Inc., Class A (I)	13,389	73,372
Northfield Bancorp, Inc.	10,777	159,823
Northwest Bancshares, Inc.	22,165	328,707
OceanFirst Financial Corp.	5,148	93,539
Ocwen Financial Corp. (I)	28,688	49,056
Oritani Financial Corp.	9,597	153,456
PennyMac Financial Services, Inc., Class A (I)	3,960	49,460
PHH Corp. (I)	13,175	175,491
Provident Financial Holdings, Inc.	2,550	46,665
Provident Financial Services, Inc.	14,334	281,520
Radian Group, Inc.	52,603	548,123
Southern Missouri Bancorp, Inc.	2,324	54,684
Territorial Bancorp, Inc.	2,684	71,045
TrustCo Bank Corp.	22,830	146,340
United Community Financial Corp.	12,769	77,636
United Financial Bancorp, Inc. (I)	13,014	168,922
Walker & Dunlop, Inc. (I)	6,717	153,013
Washington Federal, Inc.	21,441	520,159
Waterstone Financial, Inc.	6,285	96,349
WSFS Financial Corp.	7,191	231,478
		7,929,805
		103,142,514
Health care - 13.0%
Biotechnology - 4.5%
Acceleron Pharma, Inc. (I)	6,841	232,457
Achillion Pharmaceuticals, Inc. (I)	29,174	227,557
Acorda Therapeutics, Inc. (I)	10,621	270,889
Adamas Pharmaceuticals, Inc. (I)	4,469	67,661
Aduro Biotech, Inc. (I)(L)	9,202	104,075
Advaxis, Inc. (I)(L)	8,688	70,286
Agenus, Inc. (I)	19,172	77,647
Aimmune Therapeutics, Inc. (I)(L)	6,807	73,652
Akebia Therapeutics, Inc. (I)	9,551	71,441
Alder Biopharmaceuticals, Inc. (I)(L)	11,626	290,301
AMAG Pharmaceuticals, Inc. (I)	8,622	206,238
Amicus Therapeutics, Inc. (I)	32,080	175,157
Anavex Life Sciences Corp. (I)(L)	8,828	53,939
Applied Genetic Technologies Corp. (I)	3,593	50,769
Ardelyx, Inc. (I)	6,316	55,139
Arena Pharmaceuticals, Inc. (I)	62,607	107,058
ARIAD Pharmaceuticals, Inc. (I)	43,763	323,409
Array BioPharma, Inc. (I)	37,325	132,877
Arrowhead Pharmaceuticals, Inc. (I)(L)	15,850	84,322
Atara Biotherapeutics, Inc. (I)(L)	5,939	133,687
Athersys, Inc. (I)(L)	21,363	46,358
Avexis, Inc. (I)	1,246	47,373
Axovant Sciences, Ltd. (I)(L)	6,316	81,097
Bellicum Pharmaceuticals, Inc. (I)(L)	4,400	57,024
BioCryst Pharmaceuticals, Inc. (I)	20,067	56,990
BioSpecifics Technologies Corp. (I)	1,538	61,428
BioTime, Inc. (I)(L)	19,117	49,895
Bluebird Bio, Inc. (I)(L)	9,152	396,190
Blueprint Medicines Corp. (I)	5,153	104,348
Celator Pharmaceuticals, Inc. (I)	8,013	241,832
Celldex Therapeutics, Inc. (I)(L)	24,128	105,922
Cellular Biomedicine Group, Inc. (I)	3,406	40,838
Cepheid, Inc. (I)	17,923	551,132
Chimerix, Inc. (I)	11,231	44,138
Clovis Oncology, Inc. (I)(L)	8,161	111,969
Coherus Biosciences, Inc. (I)	7,453	125,881

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Concert Pharmaceuticals, Inc. (I)	4,695	$52,725
Curis, Inc. (I)	32,173	50,190
Cytokinetics, Inc. (I)	9,151	86,843
CytomX Therapeutics, Inc. (I)	5,622	57,429
CytRx Corp. (I)(L)	18,117	40,401
Durata Therapeutics, Inc. (I)	3,858	0
Dynavax Technologies Corp. (I)	9,760	142,301
Eagle Pharmaceuticals, Inc. (I)(L)	2,299	89,178
Edge Therapeutics, Inc. (I)	4,582	46,324
Editas Medicine, Inc. (I)(L)	1,805	44,042
Emergent BioSolutions, Inc. (I)	7,938	223,217
Enanta Pharmaceuticals, Inc. (I)(L)	4,002	88,244
Epizyme, Inc. (I)	10,354	106,025
Esperion Therapeutics, Inc. (I)(L)	3,945	38,977
Exact Sciences Corp. (I)(L)	24,279	297,418
Exelixis, Inc. (I)(L)	56,100	438,141
FibroGen, Inc. (I)	13,122	215,332
Five Prime Therapeutics, Inc. (I)	6,648	274,895
Flexion Therapeutics, Inc. (I)	4,908	73,448
Foundation Medicine, Inc. (I)(L)	3,528	65,832
Galena Biopharma, Inc. (I)(L)	46,663	21,750
Genomic Health, Inc. (I)	4,704	121,810
Geron Corp. (I)(L)	39,210	105,083
Global Blood Therapeutics, Inc. (I)(L)	3,675	60,968
Halozyme Therapeutics, Inc. (I)(L)	27,298	235,582
Heron Therapeutics, Inc. (I)	8,018	144,725
Idera Pharmaceuticals, Inc. (I)(L)	26,050	39,857
Ignyta, Inc. (I)	8,425	45,664
ImmunoGen, Inc. (I)(L)	22,401	68,995
Immunomedics, Inc. (I)(L)	22,543	52,300
Inovio Pharmaceuticals, Inc. (I)(L)	16,537	152,802
Insmed, Inc. (I)	15,867	156,449
Insys Therapeutics, Inc. (I)(L)	6,195	80,163
Intellia Therapeutics, Inc. (I)	1,817	38,793
Invitae Corp. (I)(L)	6,346	46,897
Ironwood Pharmaceuticals, Inc. (I)	32,226	421,355
Karyopharm Therapeutics, Inc. (I)	6,488	43,534
Keryx Biopharmaceuticals, Inc. (I)(L)	20,131	133,267
Kite Pharma, Inc. (I)(L)	9,665	483,250
La Jolla Pharmaceutical Company (I)	3,662	58,592
Lexicon Pharmaceuticals, Inc. (I)(L)	10,733	154,019
Ligand Pharmaceuticals, Inc. (I)	4,659	555,679
Lion Biotechnologies, Inc. (I)	12,155	98,456
Loxo Oncology, Inc. (I)	3,415	79,160
MacroGenics, Inc. (I)	7,999	215,893
MannKind Corp. (I)(L)	82,651	95,875
MediciNova, Inc. (I)	8,043	60,725
Merrimack Pharmaceuticals, Inc. (I)	30,409	163,905
MiMedx Group, Inc. (I)(L)	25,300	201,894
Minerva Neurosciences, Inc. (I)	4,313	44,036
Momenta Pharmaceuticals, Inc. (I)	16,323	176,288
Myriad Genetics, Inc. (I)	16,429	502,727
Natera, Inc. (I)	6,699	80,823
NewLink Genetics Corp. (I)	5,745	64,689
Novavax, Inc. (I)(L)	66,840	485,927
OncoMed Pharmaceuticals, Inc. (I)	4,784	58,891
Ophthotech Corp. (I)	7,535	384,511
Organovo Holdings, Inc. (I)(L)	22,505	83,719
Otonomy, Inc. (I)	6,325	100,441
OvaScience, Inc. (I)(L)	8,707	45,363
PDL BioPharma, Inc.	41,005	128,756
Pfenex, Inc. (I)	5,110	42,771
PharmAthene, Inc. (I)(L)	18,560	45,286

The accompanying notes are an integral part of the financial statements.	117

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Portola Pharmaceuticals, Inc. (I)	12,261	$289,360
Progenics Pharmaceuticals, Inc. (I)	18,272	77,108
Prothena Corp. PLC (I)(L)	8,563	299,362
PTC Therapeutics, Inc. (I)(L)	9,000	63,180
Puma Biotechnology, Inc. (I)	6,139	182,881
Radius Health, Inc. (I)(L)	7,821	287,422
Raptor Pharmaceutical Corp. (I)	22,047	118,392
REGENXBIO, Inc. (I)	5,537	44,296
Regulus Therapeutics, Inc. (I)(L)	10,575	30,562
Repligen Corp. (I)	8,400	229,824
Retrophin, Inc. (I)	9,086	161,822
Rigel Pharmaceuticals, Inc. (I)	26,605	59,329
Sage Therapeutics, Inc. (I)	6,641	200,093
Sangamo BioSciences, Inc. (I)	18,114	104,880
Sarepta Therapeutics, Inc. (I)(L)	10,514	200,502
Seres Therapeutics, Inc. (I)(L)	4,571	132,788
Sorrento Therapeutics, Inc. (I)(L)	7,950	44,520
Spark Therapeutics, Inc. (I)	4,275	218,581
Spectrum Pharmaceuticals, Inc. (I)	17,141	112,616
Synergy Pharmaceuticals, Inc. (I)(L)	45,474	172,801
Synthetic Biologics, Inc. (I)	21,246	38,243
TESARO, Inc. (I)(L)	6,130	515,227
TG Therapeutics, Inc. (I)(L)	9,921	60,121
Trevena, Inc. (I)	11,737	73,943
Trius Therapeutics, Inc. (I)(L)	10,401	1,144
Ultragenyx Pharmaceutical, Inc. (I)	8,876	434,125
Vanda Pharmaceuticals, Inc. (I)	9,442	105,656
Versartis, Inc. (I)(L)	7,395	81,789
Vitae Pharmaceuticals, Inc. (I)	6,845	73,858
Vital Therapies, Inc. (I)	6,709	41,596
Voyager Therapeutics, Inc. (I)	3,294	36,201
XBiotech, Inc. (I)	4,546	95,102
Xencor, Inc. (I)	8,216	156,022
ZIOPHARM Oncology, Inc. (I)(L)	30,315	166,429
		18,653,383
Health care equipment and supplies - 3.1%
Abaxis, Inc.	5,393	254,711
Accuray, Inc. (I)	20,890	108,419
Analogic Corp.	3,003	238,558
AngioDynamics, Inc. (I)	7,181	103,191
Anika Therapeutics, Inc. (I)	3,440	184,556
AtriCure, Inc. (I)	8,132	114,905
Atrion Corp.	333	142,477
Axogen, Inc. (I)	7,516	51,710
Cantel Medical Corp.	8,755	601,731
Cardiovascular Systems, Inc. (I)	8,101	148,856
Cerus Corp. (I)(L)	25,721	160,499
ConforMIS, Inc. (I)	9,528	66,887
CONMED Corp.	6,829	325,948
CryoLife, Inc.	8,266	97,621
Cutera, Inc. (I)	3,684	41,298
Cynosure, Inc., Class A (I)	5,804	282,336
Endologix, Inc. (I)(L)	20,048	249,798
Entellus Medical, Inc. (I)	2,246	41,034
Exactech, Inc. (I)	2,799	74,845
GenMark Diagnostics, Inc. (I)	10,867	94,543
Glaukos Corp. (I)	4,206	122,647
Globus Medical, Inc., Class A (I)	17,079	406,993
Haemonetics Corp. (I)	12,567	364,317
Halyard Health, Inc. (I)	11,572	376,321
HeartWare International, Inc. (I)	4,447	256,814
ICU Medical, Inc. (I)	3,581	403,758
Inogen, Inc. (I)	4,008	200,841

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Insulet Corp. (I)	14,243	$430,708
Integer Holdings Corp. (I)	7,528	232,841
Integra LifeSciences Holdings Corp. (I)	7,324	584,309
Invacare Corp.	8,237	99,915
InVivo Therapeutics Holdings Corp. (I)(L)	8,910	51,500
K2M Group Holdings, Inc. (I)	6,633	102,944
LDR Holding Corp. (I)	6,838	252,664
LeMaitre Vascular, Inc.	3,800	54,226
Masimo Corp. (I)	9,986	524,415
Meridian Bioscience, Inc.	10,285	200,558
Merit Medical Systems, Inc. (I)	10,591	210,020
Natus Medical, Inc. (I)	8,065	304,857
Neogen Corp. (I)	9,083	510,919
Nevro Corp. (I)	5,848	431,348
Novocure, Ltd. (I)(L)	12,745	148,734
NuVasive, Inc. (I)	12,109	723,149
NxStage Medical, Inc. (I)	15,764	341,764
OraSure Technologies, Inc. (I)	14,258	84,265
Orthofix International NV (I)	4,292	181,981
Oxford Immunotec Global PLC (I)(L)	5,756	51,804
Penumbra, Inc. (I)	6,254	372,113
Quidel Corp. (I)	6,859	122,502
Rockwell Medical, Inc. (I)(L)	12,104	91,627
RTI Surgical, Inc. (I)	16,699	59,949
STAAR Surgical Company (I)	11,219	61,817
SurModics, Inc. (I)	3,507	82,344
Symmetry Surgical, Inc. (I)	3,176	41,701
The Spectranetics Corp. (I)	10,659	199,430
Utah Medical Products, Inc.	1,031	64,953
Vascular Solutions, Inc. (I)	4,188	174,472
Wright Medical Group NV (I)	25,365	440,590
Zeltiq Aesthetics, Inc. (I)(L)	8,702	237,826
		12,987,859
Health care providers and services - 2.4%
AAC Holdings, Inc. (I)(L)	2,610	59,560
Aceto Corp.	7,236	158,396
Addus HomeCare Corp. (I)	2,163	37,701
Adeptus Health, Inc., Class A (I)(L)	3,035	156,788
Air Methods Corp. (I)	8,759	313,835
Almost Family, Inc. (I)	2,092	89,140
Amedisys, Inc. (I)	6,878	347,201
American Renal Associates Holdings, Inc. (I)	2,246	65,067
AMN Healthcare Services, Inc. (I)	11,559	462,013
BioScrip, Inc. (I)(L)	19,504	49,735
BioTelemetry, Inc. (I)	6,810	111,003
Capital Senior Living Corp. (I)	7,197	127,171
Chemed Corp.	3,895	530,927
Civitas Solutions, Inc. (I)	3,761	78,342
Community Health Systems, Inc. (I)(L)	26,945	324,687
CorVel Corp. (I)	2,455	106,007
Cross Country Healthcare, Inc. (I)	8,234	114,617
Diplomat Pharmacy, Inc. (I)	11,229	393,015
ExamWorks Group, Inc. (I)	9,880	344,318
HealthEquity, Inc. (I)	10,693	324,907
HealthSouth Corp.	21,428	831,835
Healthways, Inc. (I)	8,222	94,964
Kindred Healthcare, Inc.	20,857	235,476
Landauer, Inc.	2,398	98,702
LHC Group, Inc. (I)	3,685	159,487
Magellan Health, Inc. (I)	6,061	398,632
Molina Healthcare, Inc. (I)	10,560	526,944
National HealthCare Corp.	2,710	175,445
Owens & Minor, Inc.	15,040	562,195

The accompanying notes are an integral part of the financial statements.	118

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
PharMerica Corp. (I)	7,179	$177,034
Quorum Health Corp. (I)	7,784	83,367
RadNet, Inc. (I)	10,293	54,965
Select Medical Holdings Corp. (I)	26,224	285,055
Surgery Partners, Inc. (I)	4,727	84,613
Surgical Care Affiliates, Inc. (I)	6,568	313,097
Team Health Holdings, Inc. (I)	16,587	674,593
Teladoc, Inc. (I)(L)	5,484	87,854
The Ensign Group, Inc.	11,675	245,292
The Providence Service Corp. (I)	3,199	143,571
Triple-S Management Corp., Class B (I)	5,714	139,593
Universal American Corp.	14,908	113,003
US Physical Therapy, Inc.	2,975	179,125
		9,859,272
Health care technology - 0.5%
Castlight Health, Inc., B Shares (I)	11,375	45,045
Computer Programs & Systems, Inc. (L)	2,713	108,303
Cotiviti Holdings, Inc. (I)	3,237	68,398
Evolent Health, Inc., Class A (I)	3,931	75,475
HealthStream, Inc. (I)	6,558	173,918
HMS Holdings Corp. (I)	20,831	366,834
Imprivata, Inc. (I)	4,507	63,098
Medidata Solutions, Inc. (I)	13,471	631,386
Omnicell, Inc. (I)	8,644	295,884
Press Ganey Holdings, Inc. (I)	5,522	217,291
Quality Systems, Inc.	12,514	149,042
Vocera Communications, Inc. (I)	6,486	83,345
		2,278,019
Life sciences tools and services - 0.6%
Accelerate Diagnostics, Inc. (I)(L)	5,928	85,304
Albany Molecular Research, Inc. (I)(L)	6,715	90,250
Cambrex Corp. (I)	7,829	404,994
Enzo Biochem, Inc. (I)	10,918	65,180
Fluidigm Corp. (I)	8,211	74,145
INC Research Holdings, Inc., Class A (I)	10,116	385,723
Luminex Corp. (I)	9,802	198,294
NanoString Technologies, Inc. (I)	4,260	53,676
NeoGenomics, Inc. (I)	13,630	109,585
Pacific Biosciences of California, Inc. (I)(L)	19,092	134,312
PAREXEL International Corp. (I)	12,769	802,915
PRA Health Sciences, Inc. (I)	5,893	246,092
		2,650,470
Pharmaceuticals - 1.9%
Aclaris Therapeutics, Inc. (I)	2,663	49,186
Aerie Pharmaceuticals, Inc. (I)(L)	6,166	108,522
Amphastar Pharmaceuticals, Inc. (I)	9,098	146,660
Ampio Pharmaceuticals, Inc. (I)	12,946	16,700
ANI Pharmaceuticals, Inc. (I)	2,062	115,101
Aratana Therapeutics, Inc. (I)(L)	9,272	58,599
Bio-Path Holdings, Inc. (I)(L)	22,655	45,083
Catalent, Inc. (I)	24,496	563,163
Cempra, Inc. (I)(L)	10,534	173,706
Chelsea Therapeutics International, Ltd. (I)	21,039	1,683
Collegium Pharmaceutical, Inc. (I)	3,757	44,520
Corcept Therapeutics, Inc. (I)(L)	19,162	104,625
Depomed, Inc. (I)	15,153	297,302
Dermira, Inc. (I)	5,306	155,201
Durect Corp. (I)	37,464	45,706
Dyax Corp. (I)	34,339	92,372
Forest Laboratories, Inc. (I)	3,580	0
Heska Corp. (I)	1,775	65,977

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Horizon Pharma PLC (I)(L)	39,582	$651,916
Impax Laboratories, Inc. (I)	18,145	522,939
Innoviva, Inc. (L)	20,078	211,421
Intersect ENT, Inc. (I)	6,708	86,734
Intra-Cellular Therapies, Inc. (I)	8,505	330,164
Lannett Company, Inc. (I)(L)	6,918	164,579
MyoKardia, Inc. (I)	3,167	39,271
Nektar Therapeutics (I)	32,051	456,086
Omeros Corp. (I)(L)	9,559	100,561
Pacira Pharmaceuticals, Inc. (I)	9,023	304,346
Paratek Pharmaceuticals, Inc. (I)	4,061	56,489
Phibro Animal Health Corp., Class A	4,867	90,818
Prestige Brands Holdings, Inc. (I)	13,044	722,638
Relypsa, Inc. (I)(L)	9,500	175,750
Revance Therapeutics, Inc. (I)(L)	5,404	73,494
Sagent Pharmaceuticals, Inc. (I)	6,625	99,243
SciClone Pharmaceuticals, Inc. (I)	12,451	162,610
Sucampo Pharmaceuticals, Inc., Class A (I)	6,236	68,409
Supernus Pharmaceuticals, Inc. (I)	11,670	237,718
Teligent, Inc. (I)(L)	11,351	81,046
Tetraphase Pharmaceuticals, Inc. (I)	10,381	44,638
The Medicines Company (I)	16,655	560,108
TherapeuticsMD, Inc. (I)(L)	37,227	316,430
Theravance Biopharma, Inc. (I)(L)	9,082	206,071
Wave Life Sciences Ltd. (I)	2,219	45,911
XenoPort, Inc. (I)	14,621	102,932
Zogenix, Inc. (I)	7,076	56,962
		8,053,390
		54,482,393
Industrials - 13.2%
Aerospace and defense - 1.4%
AAR Corp.	8,120	189,521
Aerojet Rocketdyne Holdings, Inc. (I)	14,630	267,436
Aerovironment, Inc. (I)	5,086	141,391
American Science & Engineering, Inc.	1,883	70,443
Astronics Corp. (I)	4,804	159,781
Cubic Corp.	6,120	245,779
Curtiss-Wright Corp.	10,714	902,655
DigitalGlobe, Inc. (I)	15,544	332,486
Ducommun, Inc. (I)	2,937	58,094
Engility Holdings, Inc. (I)	4,552	96,138
Esterline Technologies Corp. (I)	7,206	447,060
KLX, Inc. (I)	13,019	403,589
Kratos Defense &
Security Solutions, Inc. (I)(L)	12,979	53,214
Mercury Systems, Inc. (I)	9,518	236,617
Moog, Inc., Class A (I)	7,807	420,953
National Presto Industries, Inc. (L)	1,171	110,484
Sparton Corp. (I)	2,570	55,949
TASER International, Inc. (I)(L)	12,887	320,629
Teledyne Technologies, Inc. (I)	8,252	817,361
The KEYW Holding Corp. (I)	9,313	92,571
Triumph Group, Inc.	12,096	429,408
Vectrus, Inc. (I)	2,881	82,080
		5,933,639
Air freight and logistics - 0.5%
Air Transport Services Group, Inc. (I)	12,928	167,547
Atlas Air Worldwide Holdings, Inc. (I)	6,039	250,135
Echo Global Logistics, Inc. (I)	7,095	159,070
Forward Air Corp.	7,326	326,227
Hub Group, Inc., Class A (I)	8,237	316,054

The accompanying notes are an integral part of the financial statements.	119

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
Park-Ohio Holdings Corp.	2,255	$63,771
Radiant Logistics, Inc. (I)	11,865	35,595
XPO Logistics, Inc. (I)(L)	24,068	632,026
		1,950,425
Airlines - 0.4%
Allegiant Travel Company	3,189	483,134
Hawaiian Holdings, Inc. (I)	12,835	487,217
SkyWest, Inc.	12,328	326,199
Virgin America, Inc. (I)	4,737	266,267
		1,562,817
Building products - 1.2%
AAON, Inc.	10,153	279,309
Advanced Drainage Systems, Inc. (L)	8,605	235,519
American Woodmark Corp. (I)	3,396	225,426
Apogee Enterprises, Inc.	7,052	326,860
Armstrong Flooring, Inc. (I)	5,955	100,937
Builders FirstSource, Inc. (I)	20,849	234,551
Caesarstone, Ltd. (I)	5,888	204,667
Continental Building Products, Inc. (I)	8,599	191,156
Csw Industrials, Inc. (I)	3,633	118,472
Gibraltar Industries, Inc. (I)	7,770	245,299
Griffon Corp.	7,389	124,579
Insteel Industries, Inc.	4,462	127,569
Masonite International Corp. (I)	7,280	481,499
NCI Building Systems, Inc. (I)	6,956	111,226
Nortek, Inc. (I)	2,534	150,292
Patrick Industries, Inc. (I)	3,568	215,115
PGT, Inc. (I)	12,345	127,154
Ply Gem Holdings, Inc. (I)	5,616	81,825
Quanex Building Products Corp.	8,444	156,974
Simpson Manufacturing Company, Inc.	10,185	407,094
Trex Company, Inc. (I)	7,191	323,020
Universal Forest Products, Inc.	4,831	447,785
		4,916,328
Commercial services and supplies - 2.3%
ABM Industries, Inc.	13,559	494,632
ACCO Brands Corp. (I)	25,835	266,876
ARC Document Solutions, Inc. (I)	11,970	46,563
Brady Corp., Class A	11,313	345,725
Casella Waste Systems, Inc., Class A (I)	11,260	88,391
CECO Environmental Corp.	8,320	72,717
Deluxe Corp.	11,798	783,033
Ennis, Inc.	6,409	122,925
Essendant, Inc.	9,195	280,999
G&K Services, Inc., Class A	4,809	368,225
Healthcare Services Group, Inc.	17,261	714,260
Heritage-Crystal Clean, Inc. (I)	3,913	47,778
Herman Miller, Inc.	14,590	436,095
HNI Corp.	11,078	515,016
InnerWorkings, Inc. (I)	10,724	88,687
Interface, Inc.	16,049	244,747
Kimball International, Inc., Class B	8,702	99,029
Knoll, Inc.	11,732	284,853
Matthews International Corp., Class A	7,794	433,658
McGrath RentCorp	5,792	177,177
Mobile Mini, Inc.	10,937	378,858
MSA Safety, Inc.	7,583	398,335
Multi-Color Corp.	3,359	212,961
Quad/Graphics, Inc.	7,290	169,784
SP Plus Corp. (I)	4,498	101,565
Steelcase, Inc., Class A	20,943	284,197

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Team, Inc. (I)	7,103	$176,367
Tetra Tech, Inc.	14,114	433,935
The Brink’s Company	11,072	315,441
UniFirst Corp.	3,646	421,915
US Ecology, Inc.	5,447	250,290
Viad Corp.	4,993	154,783
VSE Corp.	1,038	69,338
West Corp.	10,647	209,320
		9,488,475
Construction and engineering - 0.8%
Aegion Corp. (I)	8,764	170,986
Argan, Inc.	3,334	139,094
Comfort Systems USA, Inc.	9,018	293,716
Dycom Industries, Inc. (I)	7,446	668,353
EMCOR Group, Inc.	14,722	725,206
Granite Construction, Inc.	9,688	441,288
Great Lakes Dredge & Dock Corp. (I)	15,472	67,458
HC2 Holdings, Inc. (I)	9,803	42,153
Layne Christensen Company (I)	5,688	46,073
MasTec, Inc. (I)	16,129	359,999
MYR Group, Inc. (I)	4,424	106,530
NV5 Global, Inc. (I)	2,042	58,074
Orion Marine Group, Inc. (I)	8,013	42,549
Primoris Services Corp.	9,941	188,183
Tutor Perini Corp. (I)	9,334	219,816
		3,569,478
Electrical equipment - 0.7%
Allied Motion Technologies, Inc.	1,890	43,961
AZZ, Inc.	6,311	378,534
Babcock & Wilcox Enterprises, Inc. (I)	11,306	166,085
Encore Wire Corp.	5,111	190,538
Energous Corp. (I)(L)	4,189	54,248
EnerSys	10,639	632,701
Generac Holdings, Inc. (I)(L)	15,868	554,745
General Cable Corp.	12,181	154,821
LSI Industries, Inc.	6,939	76,815
Plug Power, Inc. (I)(L)	47,820	88,945
Powell Industries, Inc.	2,388	93,944
Sunrun, Inc. (I)(L)	16,323	96,795
Thermon Group Holdings, Inc. (I)	8,133	156,235
Vicor Corp. (I)	4,814	48,477
		2,736,844
Industrial conglomerates - 0.0%
Raven Industries, Inc.	8,998	170,422
Machinery - 3.1%
Actuant Corp., Class A	14,332	324,047
Alamo Group, Inc.	2,300	151,731
Albany International Corp., Class A	7,070	282,305
Altra Industrial Motion Corp.	6,302	170,028
American Railcar Industries, Inc.	1,980	78,151
Astec Industries, Inc.	4,744	266,376
Barnes Group, Inc.	12,271	406,416
Briggs & Stratton Corp.	10,167	215,337
Chart Industries, Inc. (I)	7,662	184,884
CIRCOR International, Inc.	4,038	230,126
CLARCOR, Inc.	11,548	702,465
Columbus McKinnon Corp.	5,455	77,188
Douglas Dynamics, Inc.	5,603	144,165
Dynamic Materials Corp.	4,118	44,269
Energy Recovery, Inc. (I)	8,796	78,196
EnPro Industries, Inc.	5,372	238,463

The accompanying notes are an integral part of the financial statements.	120

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
ESCO Technologies, Inc.	6,078	$242,755
Federal Signal Corp.	15,049	193,831
Franklin Electric Company, Inc.	11,305	373,630
FreightCar America, Inc.	3,451	48,487
Global Brass & Copper Holdings, Inc.	5,032	137,323
Graham Corp.	3,167	58,336
Harsco Corp.	20,368	135,244
Hillenbrand, Inc.	14,384	432,095
Hurco Companies, Inc.	1,986	55,270
Hyster-Yale Materials Handling, Inc.	2,311	137,481
John Bean Technologies Corp.	7,126	436,254
Joy Global, Inc.	24,227	512,159
Kadant, Inc.	2,676	137,841
Kennametal, Inc.	19,354	427,917
Lindsay Corp. (L)	2,580	175,079
Lydall, Inc. (I)	4,095	157,903
Meritor, Inc. (I)	21,365	153,828
Milacron Holdings Corp. (I)	3,726	54,064
Miller Industries, Inc.	3,157	65,003
Mueller Industries, Inc.	13,874	442,303
Mueller Water Products, Inc., Class A	38,188	436,107
Navistar International Corp. (I)(L)	12,257	143,284
NN, Inc.	6,813	95,314
Proto Labs, Inc. (I)(L)	6,026	346,857
RBC Bearings, Inc. (I)	5,605	406,363
Rexnord Corp. (I)	20,395	400,354
SPX Corp.	10,345	153,623
SPX FLOW, Inc. (I)	8,679	226,262
Standex International Corp.	3,055	252,435
Sun Hydraulics Corp.	5,843	173,479
Supreme Industries, Inc., Class A	3,559	48,758
Tennant Company	4,292	231,210
The Gorman-Rupp Company	4,463	122,331
The Greenbrier Companies, Inc. (L)	6,676	194,472
The Manitowoc Company, Inc.	31,016	169,037
Titan International, Inc.	11,995	74,369
TriMas Corp. (I)	11,312	203,616
Wabash National Corp. (I)	15,608	198,222
Watts Water Technologies, Inc., Class A	6,803	396,343
Woodward, Inc.	12,871	741,884
		12,985,270
Marine - 0.1%
Costamare, Inc. (L)	6,799	52,148
Matson, Inc.	10,593	342,048
		394,196
Professional services - 1.3%
Acacia Research Corp.	13,996	61,582
Barrett Business Services, Inc.	1,916	79,169
CBIZ, Inc. (I)	12,300	128,043
CEB, Inc.	7,881	486,100
CRA International, Inc. (I)	2,516	63,454
Exponent, Inc.	6,317	368,976
Franklin Covey Company (I)	3,088	47,339
FTI Consulting, Inc. (I)	10,078	409,973
GP Strategies Corp. (I)	3,477	75,416
Heidrick & Struggles International, Inc.	4,921	83,066
Hill International, Inc. (I)	9,304	37,867
Huron Consulting Group, Inc. (I)	5,334	322,280
ICF International, Inc. (I)	4,467	182,700
Insperity, Inc.	3,843	296,795
Kelly Services, Inc., Class A	7,392	140,226
Kforce, Inc.	6,232	105,258

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Korn/Ferry International	14,053	$290,897
Mistras Group, Inc. (I)	4,337	103,524
Navigant Consulting, Inc. (I)	11,724	189,343
On Assignment, Inc. (I)	12,491	461,542
Resources Connection, Inc.	9,014	133,227
RPX Corp. (I)	12,625	115,771
The Advisory Board Company (I)	10,072	356,448
TriNet Group, Inc. (I)	10,487	218,025
TrueBlue, Inc. (I)	10,365	196,106
WageWorks, Inc. (I)	8,949	535,240
		5,488,367
Road and rail - 0.4%
ArcBest Corp.	6,533	106,161
Celadon Group, Inc.	7,253	59,257
Covenant Transportation
Group, Inc., Class A (I)	3,298	59,595
Heartland Express, Inc. (L)	11,358	197,516
Knight Transportation, Inc.	16,092	427,725
Marten Transport, Ltd.	6,074	120,265
Roadrunner Transportation Systems, Inc. (I)	8,125	60,613
Saia, Inc. (I)	6,406	161,047
Swift Transportation Company (I)(L)	18,329	282,450
USA Truck, Inc. (I)	2,684	46,997
Werner Enterprises, Inc.	10,829	248,742
YRC Worldwide, Inc. (I)	8,409	73,999
		1,844,367
Trading companies and distributors - 1.0%
Aircastle, Ltd.	11,491	224,764
Applied Industrial Technologies, Inc.	8,824	398,315
Beacon Roofing Supply, Inc. (I)	14,589	663,362
BMC Stock Holdings, Inc. (I)	13,589	242,156
DXP Enterprises, Inc. (I)	3,587	53,554
GATX Corp.	9,791	430,510
GMS, Inc. (I)	1,773	39,449
H&E Equipment Services, Inc.	7,861	149,595
Kaman Corp.	6,443	273,956
Lawson Products, Inc. (I)	2,077	41,249
MRC Global, Inc. (I)	22,925	325,764
NOW, Inc. (I)	26,443	479,676
Rush Enterprises, Inc., Class A (I)	8,796	189,554
SiteOne Landscape Supply, Inc. (I)	2,854	97,007
TAL International Group, Inc.	8,275	110,968
Textainer Group Holdings, Ltd. (L)	5,825	64,891
Titan Machinery, Inc. (I)	5,180	57,757
Univar, Inc. (I)	10,620	200,824
Veritiv Corp. (I)	2,179	81,887
		4,125,238
Transportation infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (I)	13,846	185,813
		55,351,679
Information technology - 16.5%
Communications equipment - 1.6%
ADTRAN, Inc.	12,003	223,856
Aerohive Networks, Inc. (I)	7,083	46,889
Applied Optoelectronics, Inc. (I)(L)	4,279	47,711
Bel Fuse, Inc., Class B	2,674	47,544
Black Box Corp.	4,151	54,295
CalAmp Corp. (I)	8,921	132,120
Calix, Inc. (I)	11,190	77,323
Ciena Corp. (I)	33,547	629,006

The accompanying notes are an integral part of the financial statements.	121

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Clearfield, Inc. (I)	3,233	$57,838
Comtech Telecommunications Corp.	4,390	56,368
Digi International, Inc. (I)	6,918	74,230
EMCORE Corp. (I)	7,472	44,384
Extreme Networks, Inc. (I)	26,546	89,991
Finisar Corp. (I)	26,342	461,248
Harmonic, Inc. (I)	20,207	57,590
Infinera Corp. (I)	34,432	388,393
InterDigital, Inc.	8,470	471,610
Ixia (I)	15,888	156,020
Lumentum Holdings, Inc. (I)	12,398	300,032
NETGEAR, Inc. (I)	7,897	375,423
NetScout Systems, Inc. (I)	23,505	522,986
Oclaro, Inc. (I)(L)	24,848	121,258
Plantronics, Inc.	8,064	354,816
Polycom, Inc. (I)	33,436	376,155
ShoreTel, Inc. (I)	17,190	115,001
Silicom Ltd. (L)	1,596	47,720
Sonus Networks, Inc. (I)	11,929	103,663
Ubiquiti Networks, Inc. (I)(L)	6,326	244,563
ViaSat, Inc. (I)	10,843	774,190
Viavi Solutions, Inc. (I)	57,559	381,616
		6,833,839
Electronic equipment, instruments and components - 2.6%
Anixter International, Inc. (I)	7,058	376,050
AVX Corp.	11,211	152,245
Badger Meter, Inc.	3,375	246,476
Belden, Inc.	10,226	617,344
Benchmark Electronics, Inc. (I)	11,736	248,216
Coherent, Inc. (I)	5,878	539,483
Control4 Corp. (I)(L)	5,358	43,721
CTS Corp.	7,735	138,611
Daktronics, Inc.	10,241	64,006
DTS, Inc. (I)	4,420	116,909
Electro Rent Corp.	4,758	73,321
Electro Scientific Industries, Inc. (I)	7,851	45,850
ePlus, Inc. (I)	1,522	124,484
Fabrinet (I)	8,409	312,142
FARO Technologies, Inc. (I)	4,074	137,823
II-VI, Inc. (I)	14,588	273,671
Insight Enterprises, Inc. (I)	8,989	233,714
InvenSense, Inc. (I)(L)	20,447	125,340
Itron, Inc. (I)	8,188	352,903
Kimball Electronics, Inc. (I)	7,231	90,026
Knowles Corp. (I)	21,703	296,897
Littelfuse, Inc.	5,359	633,380
Maxwell Technologies, Inc. (I)	9,209	48,624
Mesa Laboratories, Inc.	764	93,972
Methode Electronics, Inc.	8,961	306,735
MTS Systems Corp.	3,651	160,060
Multi-Fineline Electronix, Inc. (I)	2,424	56,237
Novanta, Inc. (I)	8,047	121,912
OSI Systems, Inc. (I)	4,309	250,482
Park Electrochemical Corp.	4,933	71,676
PC Connection, Inc.	2,903	69,091
Plexus Corp. (I)	8,117	350,654
QLogic Corp. (I)	20,523	302,509
Radisys Corp. (I)	9,806	43,931
Rofin-Sinar Technologies, Inc. (I)	6,678	213,295
Rogers Corp. (I)	4,320	263,952
Sanmina Corp. (I)	17,837	478,210
ScanSource, Inc. (I)	6,048	224,441
SYNNEX Corp.	7,104	673,601

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Tech Data Corp. (I)	8,422	$605,121
TTM Technologies, Inc. (I)	17,951	135,171
Universal Display Corp. (I)	10,133	687,017
Vishay Intertechnology, Inc.	32,918	407,854
Vishay Precision Group, Inc. (I)	3,495	46,903
		10,854,060
Internet software and services - 2.6%
2U, Inc. (I)(L)	8,984	264,219
Actua Corp. (I)	9,826	88,729
Alarm.com Holdings, Inc. (I)	2,563	65,690
Amber Road, Inc. (I)(L)	5,159	39,776
Angie’s List, Inc. (I)	9,989	65,028
Apigee Corp. (I)	4,181	51,092
Bankrate, Inc. (I)	11,819	88,406
Bazaarvoice, Inc. (I)	21,838	87,570
Benefitfocus, Inc. (I)(L)	3,187	121,488
Blucora, Inc. (I)	9,753	101,041
Box, Inc., Class A (I)(L)	12,185	125,993
Brightcove, Inc. (I)	8,099	71,271
Carbonite, Inc. (I)	4,992	48,572
Care.com, Inc. (I)	4,769	55,702
ChannelAdvisor Corp. (I)	5,916	85,723
Cimpress NV (I)(L)	6,087	562,926
comScore, Inc. (I)	11,799	281,760
Cornerstone OnDemand, Inc. (I)	12,324	469,051
Cvent, Inc. (I)	7,378	263,542
Demandware, Inc. (I)	9,235	691,702
DHI Group, Inc. (I)	13,136	81,837
EarthLink Holdings Corp.	25,926	165,926
Endurance International
Group Holdings, Inc. (I)(L)	14,963	134,517
Envestnet, Inc. (I)	10,242	341,161
Everyday Health, Inc. (I)	7,729	60,905
Five9, Inc. (I)	8,288	98,627
Gogo, Inc. (I)(L)	14,305	120,019
GrubHub, Inc. (I)(L)	19,782	614,627
GTT Communications, Inc. (I)	6,620	122,338
Hortonworks, Inc. (I)(L)	10,205	109,091
inContact, Inc. (I)	14,560	201,656
Instructure, Inc. (I)	2,830	53,770
Intralinks Holdings, Inc. (I)	10,672	69,368
j2 Global, Inc.	11,427	721,844
Liquidity Services, Inc. (I)	6,686	52,418
LivePerson, Inc. (I)	13,941	88,386
LogMeIn, Inc. (I)	6,165	391,046
Marketo, Inc. (I)	10,216	355,721
MeetMe, Inc. (I)	10,819	57,665
MINDBODY, Inc., Class A (I)	3,931	63,446
Monster Worldwide, Inc. (I)	23,368	55,850
New Relic, Inc. (I)(L)	5,432	159,592
NIC, Inc.	15,505	340,180
Q2 Holdings, Inc. (I)	6,293	176,330
Quotient Technology, Inc. (I)(L)	15,727	210,899
Reis, Inc.	2,675	66,608
RetailMeNot, Inc. (I)	9,917	76,460
SciQuest, Inc. (I)	6,951	122,755
Shutterstock, Inc. (I)	4,695	215,031
SPS Commerce, Inc. (I)	4,054	245,672
Stamps.com, Inc. (I)	3,943	344,697
TechTarget, Inc. (I)	5,542	44,890
TrueCar, Inc. (I)(L)	13,869	108,872
United Online, Inc. (I)	3,813	41,943

The accompanying notes are an integral part of the financial statements.	122

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Web.com Group, Inc. (I)	10,456	$190,090
WebMD Health Corp. (I)(L)	9,064	526,709
Xactly Corp. (I)	6,173	79,076
XO Group, Inc. (I)	6,508	113,434
		10,652,737
IT services - 2.0%
Acxiom Corp. (I)	19,121	420,471
Blackhawk Network Holdings, Inc. (I)	13,477	451,345
CACI International, Inc., Class A (I)	5,917	534,956
Cardtronics, Inc. (I)	11,050	439,901
Cass Information Systems, Inc.	2,810	145,277
Convergys Corp.	21,616	540,400
CSG Systems International, Inc.	7,884	317,804
Datalink Corp. (I)	5,746	43,095
EPAM Systems, Inc. (I)	11,701	752,491
EVERTEC, Inc.	15,607	242,533
ExlService Holdings, Inc. (I)	8,034	421,062
Forrester Research, Inc.	2,531	93,293
Lionbridge Technologies, Inc. (I)	15,994	63,176
ManTech International Corp., Class A	5,917	223,781
MAXIMUS, Inc.	15,671	867,703
MoneyGram International, Inc. (I)	8,394	57,499
NeuStar, Inc., Class A (I)(L)	13,145	309,039
Perficient, Inc. (I)	8,710	176,900
PFSweb, Inc. (I)	4,414	41,933
Planet Payment, Inc. (I)	12,060	54,149
Science Applications International Corp.	10,324	602,405
ServiceSource International, Inc. (I)	16,935	68,248
Sykes Enterprises, Inc. (I)	9,576	277,321
Syntel, Inc. (I)	7,909	357,961
TeleTech Holdings, Inc.	4,199	113,919
The Hackett Group, Inc.	5,852	81,167
Travelport Worldwide, Ltd.	27,908	359,734
Unisys Corp. (I)	12,920	94,058
Virtusa Corp. (I)	6,895	199,128
		8,350,749
Semiconductors and semiconductor equipment - 3.1%
Acacia Communications, Inc. (I)	1,303	52,042
Advanced Energy Industries, Inc. (I)	9,637	365,821
Advanced Micro Devices, Inc. (I)(L)	160,618	825,577
Alpha & Omega Semiconductor, Ltd. (I)	4,725	65,819
Ambarella, Inc. (I)(L)	7,810	396,826
Amkor Technology, Inc. (I)	24,763	142,387
Applied Micro Circuits Corp. (I)	19,137	122,860
Axcelis Technologies, Inc. (I)	30,819	82,903
Brooks Automation, Inc.	16,759	188,036
Cabot Microelectronics Corp.	5,598	237,019
Cavium, Inc. (I)	13,712	529,283
CEVA, Inc. (I)	4,841	131,530
Cirrus Logic, Inc. (I)	15,172	588,522
Cohu, Inc.	7,171	77,805
Diodes, Inc. (I)	9,244	173,695
DSP Group, Inc. (I)	6,406	67,968
Entegris, Inc. (I)	34,634	501,154
Exar Corp. (I)	10,922	87,922
Fairchild Semiconductor International, Inc. (I)	27,900	553,815
FormFactor, Inc. (I)	17,412	156,536
Inphi Corp. (I)	9,800	313,894
Integrated Device Technology, Inc. (I)	32,767	659,600
Intersil Corp., Class A	32,736	443,245
IXYS Corp.	6,610	67,753
Kopin Corp. (I)	18,741	41,605

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Lattice Semiconductor Corp. (I)	29,521	$157,937
MACOM Technology
Solutions Holdings, Inc (I)	5,688	187,590
MaxLinear, Inc., Class A (I)	13,440	241,651
Microsemi Corp. (I)	27,713	905,661
MKS Instruments, Inc.	12,946	557,455
Monolithic Power Systems, Inc.	9,441	645,009
Nanometrics, Inc. (I)	5,913	122,931
NeoPhotonics Corp. (I)	7,715	73,524
NVE Corp.	1,344	78,826
PDF Solutions, Inc. (I)	7,066	98,853
Photronics, Inc. (I)	15,971	142,302
Power Integrations, Inc.	6,657	333,316
Rambus, Inc. (I)	26,638	321,787
Rudolph Technologies, Inc. (I)	7,307	113,478
Semtech Corp. (I)	15,891	379,159
Sigma Designs, Inc. (I)	9,574	61,561
Silicon Laboratories, Inc. (I)	10,024	488,570
Synaptics, Inc. (I)	9,028	485,255
Tessera Technologies, Inc.	11,864	363,513
Ultra Clean Holdings, Inc. (I)	9,243	52,593
Ultratech, Inc. (I)	5,390	123,808
Veeco Instruments, Inc. (I)	9,803	162,338
Xcerra Corp. (I)	13,885	79,839
		13,050,573
Software - 4.0%
A10 Networks, Inc. (I)	11,534	74,625
ACI Worldwide, Inc. (I)	28,200	550,182
American Software, Inc., Class A	7,018	73,549
Aspen Technology, Inc. (I)	20,136	810,273
AVG Technologies NV (I)	10,178	193,280
Barracuda Networks, Inc. (I)	5,584	84,542
Blackbaud, Inc.	11,515	781,869
Bottomline Technologies, Inc. (I)	9,936	213,922
BroadSoft, Inc. (I)	7,155	293,570
Callidus Software, Inc. (I)	13,679	273,306
CommVault Systems, Inc. (I)	9,436	407,541
Digimarc Corp. (I)(L)	2,284	72,997
Ebix, Inc. (L)	6,180	296,022
Ellie Mae, Inc. (I)	7,159	656,122
EnerNOC, Inc. (I)(L)	7,842	49,561
Epiq Systems, Inc.	5,997	87,556
Exa Corp. (I)	3,984	57,569
Fair Isaac Corp.	7,492	846,671
Fleetmatics Group PLC (I)	9,527	412,805
Gigamon, Inc. (I)	7,941	296,914
Globant SA (I)(L)	6,216	244,600
Glu Mobile, Inc. (I)(L)	26,643	58,615
Guidance Software, Inc. (I)	6,713	41,553
HubSpot, Inc. (I)(L)	7,083	307,544
Imperva, Inc. (I)	7,063	303,780
Infoblox, Inc. (I)	13,772	258,363
Interactive Intelligence Group, Inc. (I)	4,451	182,446
Jive Software, Inc. (I)	16,293	61,262
Mentor Graphics Corp.	26,032	553,440
MicroStrategy, Inc., Class A (I)	2,305	403,421
Mitek Systems, Inc. (I)	7,606	54,079
MobileIron, Inc. (I)(L)	13,500	41,175
Model N, Inc. (I)	6,018	80,340
Monotype Imaging Holdings, Inc.	9,886	243,492
Paycom Software, Inc. (I)	10,751	464,551
Paylocity Holding Corp. (I)	5,345	230,904
Pegasystems, Inc.	8,884	239,424

The accompanying notes are an integral part of the financial statements.	123

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Progress Software Corp. (I)	12,261	$336,687
Proofpoint, Inc. (I)	9,989	630,206
PROS Holdings, Inc. (I)	6,449	112,406
QAD, Inc., Class A	2,692	51,875
Qlik Technologies, Inc. (I)	23,023	681,020
Qualys, Inc. (I)	6,713	200,115
Rapid7, Inc. (I)	5,382	67,706
RealPage, Inc. (I)	13,350	298,106
RingCentral, Inc., Class A (I)	14,385	283,672
Rosetta Stone, Inc. (I)	5,682	44,036
Rovi Corp. (I)	19,760	309,046
Sapiens International Corp. NV	6,265	73,363
Silver Spring Networks, Inc. (I)	9,504	115,474
Synchronoss Technologies, Inc. (I)	10,176	324,207
Take-Two Interactive Software, Inc. (I)	20,258	768,183
Tangoe, Inc. (I)(L)	7,466	57,638
Telenav, Inc. (I)	9,358	47,726
The Rubicon Project, Inc. (I)	9,198	125,553
TiVo, Inc. (I)	22,780	225,522
TubeMogul, Inc. (I)	5,783	68,818
Varonis Systems, Inc. (I)	2,751	66,079
VASCO Data Security International, Inc. (I)	7,558	123,876
Verint Systems, Inc. (I)	15,201	503,609
VirnetX Holding Corp. (I)(L)	12,915	51,660
Workiva, Inc. (I)	5,795	79,160
Xura, Inc. (I)	5,906	144,284
Zedge, Inc. (I)	1,430	6,564
Zendesk, Inc. (I)	19,906	525,120
Zix Corp. (I)	14,656	54,960
		16,678,536
Technology hardware, storage and peripherals - 0.6%
3D Systems Corp. (I)(L)	26,375	361,074
Avid Technology, Inc. (I)	8,768	50,942
Cray, Inc. (I)	9,875	295,460
Diebold, Inc.	14,477	359,464
Eastman Kodak Company (I)	4,474	71,942
Electronics For Imaging, Inc. (I)	11,438	492,292
Immersion Corp. (I)	7,872	57,780
Nimble Storage, Inc. (I)	16,014	127,471
Pure Storage, Inc., Class A (I)(L)	15,096	164,546
Silicon Graphics International Corp. (I)	10,258	51,598
Stratasys, Ltd. (I)(L)	12,072	276,328
Super Micro Computer, Inc. (I)	9,457	235,006
USA Technologies, Inc. (I)(L)	10,221	43,644
		2,587,547
		69,008,041
Materials - 4.3%
Chemicals - 2.3%
A. Schulman, Inc.	7,129	174,090
American Vanguard Corp.	7,037	106,329
Axiall Corp.	17,452	569,110
Balchem Corp.	7,754	462,526
Calgon Carbon Corp.	12,449	163,704
Chase Corp.	1,785	105,440
Chemtura Corp. (I)	15,568	410,684
Codexis, Inc. (I)	10,116	40,767
Ferro Corp. (I)	20,440	273,487
Flotek Industries, Inc. (I)(L)	12,835	169,422
FutureFuel Corp.	6,552	71,286
GCP Applied Technologies, Inc. (I)	17,372	452,367
Hawkins, Inc.	2,488	108,004

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
HB Fuller Company	12,157	$534,786
Ingevity Corp. (I)	10,400	354,016
Innophos Holdings, Inc.	4,776	201,595
Innospec, Inc.	5,682	261,315
KMG Chemicals, Inc.	2,474	64,299
Koppers Holdings, Inc. (I)	5,072	155,863
Kraton Performance Polymers, Inc. (I)	7,229	201,906
LSB Industries, Inc. (I)(L)	5,488	66,295
Minerals Technologies, Inc.	8,472	481,210
Olin Corp.	40,369	1,002,740
OMNOVA Solutions, Inc. (I)	11,251	81,570
PolyOne Corp.	20,445	720,482
Quaker Chemical Corp.	3,127	278,928
Rayonier Advanced Materials, Inc.	10,794	146,690
Sensient Technologies Corp.	10,804	767,516
Stepan Company	4,803	285,923
TerraVia Holdings, Inc. (I)(L)	21,923	57,438
The Chemours Company	44,965	370,512
Trecora Resources (I)	5,342	55,717
Tredegar Corp.	6,619	106,698
Trinseo SA (L)	6,975	299,437
Tronox, Ltd., Class A	16,920	74,617
		9,676,769
Construction materials - 0.2%
Headwaters, Inc. (I)	17,943	321,897
Summit Materials, Inc., Class A (I)	15,392	314,920
U.S. Concrete, Inc. (I)	3,502	213,307
		850,124
Containers and packaging - 0.1%
AEP Industries, Inc.	1,049	84,403
Greif, Inc., Class A	8,100	301,887
Multi Packaging
Solutions International, Ltd. (I)	5,346	71,369
Myers Industries, Inc.	5,769	83,074
UFP Technologies, Inc. (I)	1,988	44,810
		585,543
Metals and mining - 1.1%
AK Steel Holding Corp. (I)(L)	58,683	273,463
Allegheny Technologies, Inc. (L)	26,772	341,343
Carpenter Technology Corp.	11,351	373,788
Century Aluminum Company (I)	12,704	80,416
Cliffs Natural Resources, Inc. (I)(L)	43,138	244,592
Coeur Mining, Inc. (I)	37,496	399,707
Commercial Metals Company	27,840	470,496
Ferroglobe PLC	16,386	141,083
Gold Resource Corp.	13,197	47,377
Haynes International, Inc.	3,247	104,164
Hecla Mining Company (L)	92,651	472,520
Kaiser Aluminum Corp.	4,296	388,401
Materion Corp.	5,023	124,369
Olympic Steel, Inc.	2,443	66,718
Real Industry, Inc. (I)	7,167	55,688
Ryerson Holding Corp. (I)	2,836	49,630
Schnitzer Steel Industries, Inc., Class A	6,767	119,099
Stillwater Mining Company (I)	30,152	357,603
SunCoke Energy, Inc.	16,376	95,308
TimkenSteel Corp. (L)	10,094	97,104
Worthington Industries, Inc.	10,965	463,820
		4,766,689
Paper and forest products - 0.6%
Boise Cascade Company (I)	9,546	219,081

The accompanying notes are an integral part of the financial statements.	124

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
Clearwater Paper Corp. (I)	4,113	$268,867
Deltic Timber Corp.	2,652	178,029
KapStone Paper and Packaging Corp.	21,246	276,410
Louisiana-Pacific Corp. (I)	34,961	606,573
Neenah Paper, Inc.	3,987	288,539
PH Glatfelter Company	10,726	209,801
Schweitzer-Mauduit International, Inc.	7,368	259,943
		2,307,243
		18,186,368
Telecommunication services - 0.9%
Diversified telecommunication services - 0.7%
8x8, Inc. (I)	21,564	315,050
ATN International, Inc.	2,553	198,649
Cincinnati Bell, Inc. (I)	51,326	234,560
Cogent Communications Holdings, Inc.	9,941	398,236
Consolidated Communications Holdings, Inc.	11,896	324,047
FairPoint Communications, Inc. (I)(L)	5,436	79,800
General Communication, Inc., Class A (I)	7,412	117,110
Globalstar, Inc. (I)(L)	95,189	115,179
Hawaiian Telcom Holdco, Inc. (I)	1,915	40,579
IDT Corp., Class B	4,635	65,771
Inteliquent, Inc.	8,305	165,186
Iridium Communications, Inc. (I)(L)	20,560	182,573
Lumos Networks Corp. (I)	5,506	66,623
ORBCOMM, Inc. (I)	15,984	159,041
pdvWireless, Inc. (I)(L)	2,651	56,705
Straight Path
Communications, Inc., Class B (I)(L)	2,391	66,159
Vonage Holdings Corp. (I)	46,680	284,748
Windstream Holdings, Inc. (L)	23,648	219,217
		3,089,233
Wireless telecommunication services - 0.2%
Boingo Wireless, Inc. (I)	9,722	86,720
Leap Wireless International, Inc. (I)	14,224	35,560
NII Holdings, Inc. (I)	13,616	43,299
Shenandoah Telecommunications Company	11,371	444,151
Spok Holdings, Inc.	5,297	101,517
		711,247
		3,800,480
Utilities - 4.1%
Electric utilities - 1.2%
ALLETE, Inc.	12,073	780,278
El Paso Electric Company	9,935	469,627
IDACORP, Inc.	12,202	992,633
MGE Energy, Inc.	8,743	494,111
Otter Tail Corp.	9,385	314,304
PNM Resources, Inc.	19,373	686,579
Portland General Electric Company	21,625	954,095
Spark Energy, Inc., Class A	1,316	43,494
The Empire District Electric Company	10,798	366,808
		5,101,929
Gas utilities - 1.3%
Chesapeake Utilities Corp.	3,530	233,615
Delta Natural Gas Company, Inc.	2,634	70,960
New Jersey Resources Corp.	20,778	800,992
Northwest Natural Gas Company	6,606	428,201
ONE Gas, Inc.	12,522	833,840
South Jersey Industries, Inc.	19,419	614,029
Southwest Gas Corp.	11,416	898,553

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
Spire, Inc.	10,729	$760,042
WGL Holdings, Inc.	12,223	865,266
		5,505,498
Independent power and renewable electricity producers - 0.6%
Atlantic Power Corp.	32,475	80,538
Atlantica Yield PLC (L)	14,668	272,531
Dynegy, Inc. (I)	28,758	495,788
NRG Yield, Inc., Class A	8,808	134,058
NRG Yield, Inc., Class C	15,753	245,589
Ormat Technologies, Inc.	9,631	421,453
Pattern Energy Group, Inc. (L)	14,435	331,572
Talen Energy Corp. (I)	20,920	283,466
TerraForm Global, Inc., Class A (L)	23,806	77,608
TerraForm Power, Inc., Class A (L)	21,803	237,653
		2,580,256
Multi-utilities - 0.6%
Avista Corp.	15,164	679,347
Black Hills Corp.	12,501	788,063
NorthWestern Corp.	11,776	742,712
Unitil Corp.	3,576	152,588
		2,362,710
Water utilities - 0.4%
American States Water Company	8,972	393,153
Artesian Resources Corp., Class A	2,534	85,953
California Water Service Group	11,779	411,440
Connecticut Water Service, Inc.	2,793	156,967
Consolidated Water Company, Ltd. (L)	4,372	57,098
Middlesex Water Company	4,020	174,388
SJW Corp.	4,066	160,119
York Water Company	3,648	116,882
		1,556,000
		17,106,393
TOTAL COMMON STOCKS (Cost $322,984,146)		$399,818,418

WARRANTS - 0.0%
Education Management Corp. (Expiration
Date: 01/05/2022) (I)(N)	7,794	202
Imperial Holdings, Inc. (Expiration
Date: 04/11/2019) (I)(N)	1,261	45
TOTAL WARRANTS (Cost $0)		$247

SECURITIES LENDING COLLATERAL - 8.6%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	3,578,530	35,810,349
TOTAL SECURITIES LENDING
COLLATERAL (Cost $35,809,945)		$35,810,349

The accompanying notes are an integral part of the financial statements.	125

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 4.4%
Repurchase agreement - 4.4%
Repurchase Agreement with State Street Corp.
dated 06/30/2016 at 0.030% to be
repurchased at $18,500,015 on 07/01/2016,
collateralized by $16,410,000 U.S. Treasury
Bonds, 3.000% due 05/15/2045 (valued at
$18,871,500, including interest)	$18,500,000	$18,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $18,500,000)		$18,500,000
Total Investments (Small Cap Index Trust)
(Cost $377,294,091) - 108.4%		$454,129,014
Other assets and liabilities, net - (8.4%)		(35,021,741)
TOTAL NET ASSETS - 100.0%		$419,107,273

Small Cap Opportunities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.2%
Consumer discretionary - 13.8%
Auto components - 0.9%
Cooper Tire & Rubber Company	5,058	$150,820
Cooper-Standard Holding, Inc. (I)	690	54,503
Dana Holding Corp.	8,071	85,230
Federal-Mogul Holdings Corp. (I)	946	7,861
Gentex Corp.	1,728	26,698
Modine Manufacturing Company (I)	6,862	60,386
Motorcar Parts of America, Inc. (I)	101	2,745
Shiloh Industries, Inc. (I)	1,515	11,044
Spartan Motors, Inc.	7,540	47,200
Standard Motor Products, Inc.	3,972	158,006
Stoneridge, Inc. (I)	760	11,354
Strattec Security Corp.	924	37,671
Superior Industries International, Inc.	5,771	154,547
Sypris Solutions, Inc. (I)	1,826	1,552
Visteon Corp.	16,510	1,086,523
		1,896,140
Automobiles - 0.0%
Thor Industries, Inc.	585	37,873
Winnebago Industries, Inc.	899	20,605
		58,478
Distributors - 0.1%
Core-Mark Holding Company, Inc.	5,338	250,139
VOXX International Corp. (I)	3,131	8,735
Weyco Group, Inc.	1,316	36,558
		295,432
Diversified consumer services - 0.4%
American Public Education, Inc. (I)	112	3,147
Apollo Education Group, Inc. (I)	1,506	13,735
Ascent Capital Group, Inc., Class A (I)	3,168	48,756
Bridgepoint Education, Inc. (I)	3,463	25,072
Career Education Corp. (I)	16,001	95,206
Carriage Services, Inc.	1,797	42,553
DeVry Education Group, Inc.	276	4,924
Graham Holdings Company, Class B	662	324,075
Houghton Mifflin Harcourt Company (I)	3,821	59,722
Lincoln Educational Services Corp. (I)	1,100	1,650
National American University Holdings, Inc.	4,665	9,237

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Regis Corp. (I)	7,335	$91,321
Sotheby’s (L)	4,096	112,230
Universal Technical Institute, Inc.	3,087	6,977
		838,605
Hotels, restaurants and leisure - 3.7%
Ark Restaurants Corp.	64	1,428
Belmond, Ltd., Class A (I)	12,313	121,899
Biglari Holdings, Inc. (I)	1	403
Boyd Gaming Corp. (I)	59,031	1,086,170
Canterbury Park Holding Corp.	200	2,202
Cracker Barrel Old Country Store, Inc. (L)	6,621	1,135,303
Dover Motorsports, Inc.	400	868
Gaming Partners International Corp. (I)	800	7,440
International Game Technology PLC	4,815	90,233
International Speedway Corp., Class A	3,668	122,695
Intrawest Resorts Holdings, Inc. (I)	13	169
La Quinta Holdings, Inc. (I)	913	10,408
Luby’s, Inc. (I)	6,251	31,380
Marriott Vacations Worldwide Corp.	4,430	303,411
Monarch Casino & Resort, Inc. (I)	1,278	28,078
Panera Bread Company, Class A (I)	4,849	1,027,697
Papa John’s International, Inc.	17,550	1,193,400
RCI Hospitality Holdings, Inc.	2,439	24,853
Red Lion Hotels Corp. (I)	3,000	21,780
Red Robin Gourmet Burgers, Inc. (I)	743	35,240
Ruby Tuesday, Inc. (I)	9,400	33,934
SeaWorld Entertainment, Inc.	651	9,329
Sonic Corp.	30,876	835,196
Speedway Motorsports, Inc.	6,431	114,150
The Marcus Corp.	3,816	80,518
The Wendy’s Company	38,226	367,734
Vail Resorts, Inc.	8,088	1,118,004
		7,803,922
Household durables - 2.8%
Bassett Furniture Industries, Inc.	2,333	55,852
Beazer Homes USA, Inc. (I)	48,864	378,696
CalAtlantic Group, Inc.	5,458	200,363
Cavco Industries, Inc. (I)	606	56,782
CSS Industries, Inc.	976	26,167
Emerson Radio Corp. (I)	4,869	2,800
Ethan Allen Interiors, Inc.	1,706	56,366
Flexsteel Industries, Inc.	1,750	69,335
Harman International Industries, Inc.	3,624	260,276
Helen of Troy, Ltd. (I)	15,934	1,638,653
Hooker Furniture Corp.	2,555	54,907
iRobot Corp. (I)	781	27,397
La-Z-Boy, Inc.	46,011	1,280,026
Lifetime Brands, Inc.	2,931	42,763
M/I Homes, Inc. (I)	2,195	41,332
MDC Holdings, Inc.	3,764	91,616
Meritage Homes Corp. (I)	2,959	111,081
NACCO Industries, Inc., Class A	700	39,200
PulteGroup, Inc.	33,296	648,939
Skullcandy, Inc. (I)	5,061	31,075
Skyline Corp. (I)	1,252	11,769
Stanley Furniture Company, Inc. (I)	2,340	5,733
Toll Brothers, Inc. (I)	12,693	341,569
TopBuild Corp. (I)	750	27,150
TRI Pointe Group, Inc. (I)	9,627	113,791
Universal Electronics, Inc. (I)	1,910	138,055
WCI Communities, Inc. (I)	24	406
		5,752,099

The accompanying notes are an integral part of the financial statements.	126

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet and catalog retail - 0.2%
1-800-Flowers.com, Inc., Class A (I)	4,819	$43,467
FTD Companies, Inc. (I)	1,454	36,292
Liberty TripAdvisor Holdings, Inc., Class A (I)	3,188	69,753
Liberty Ventures, Series A (I)	8,252	305,902
		455,414
Leisure products - 0.1%
Callaway Golf Company	14,553	148,586
Escalade, Inc.	3,529	36,137
JAKKS Pacific, Inc. (I)	2,278	18,019
Johnson Outdoors, Inc., Class A	2,170	55,769
		258,511
Media - 1.4%
A H Belo Corp., Class A	4,238	21,190
Ballantyne Strong, Inc. (I)	1,114	5,826
Beasley Broadcast Group, Inc., Class A	502	2,113
Carmike Cinemas, Inc. (I)	477	14,367
Cumulus Media, Inc., Class A (I)	15,145	4,695
Entercom Communications Corp., Class A	7,530	102,182
Gannett Company, Inc.	7,443	102,788
Global Eagle Entertainment, Inc. (I)	1,300	8,632
Gray Television, Inc. (I)	10,200	110,670
Harte-Hanks, Inc.	8,315	13,221
John Wiley & Sons, Inc., Class A	3,595	187,587
Media General, Inc. (I)	292	5,019
Meredith Corp.	3,097	160,765
New Media Investment Group, Inc.	187	3,379
Nexstar Broadcasting Group, Inc., Class A (L)	19,727	938,611
Radio One, Inc., Class D (I)	2,400	7,656
Salem Media Group, Inc.	4,439	32,050
Scholastic Corp.	1,959	77,596
Sizmek, Inc. (I)	2,300	5,267
TEGNA, Inc.	19,139	443,451
The EW Scripps Company, Class A (I)	7,298	115,600
The Madison Square Garden
Company, Class A (I)	1,505	259,628
The McClatchy Company, Class A (I)	844	12,339
The New York Times Company, Class A	9,614	116,329
Time, Inc.	6,335	104,274
		2,855,235
Multiline retail - 0.2%
Dillard’s, Inc., Class A	3,618	219,251
Fred’s, Inc., Class A	2,000	32,220
Gordmans Stores, Inc. (I)	3,030	3,909
J.C. Penney Company, Inc. (I)(L)	23,315	207,037
		462,417
Specialty retail - 3.1%
Aaron’s, Inc.	9,255	202,592
Abercrombie & Fitch Company, Class A	3,579	63,742
American Eagle Outfitters, Inc. (L)	6,181	98,463
Ascena Retail Group, Inc. (I)	11,786	82,384
AutoNation, Inc. (I)	6,189	290,759
Barnes & Noble Education, Inc. (I)	6,174	62,666
Barnes & Noble, Inc.	9,769	110,878
Big 5 Sporting Goods Corp.	1,104	10,234
Build-A-Bear Workshop, Inc. (I)	2,470	33,147
Caleres, Inc.	7,015	169,833
Chico’s FAS, Inc.	6,480	69,401
Christopher & Banks Corp. (I)	488	1,069
Citi Trends, Inc.	3,741	58,098
Conn’s, Inc. (I)	76	572
DSW, Inc., Class A	5,524	116,998

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Express, Inc. (I)	3,676	$53,339
GameStop Corp., Class A (L)	10,093	268,272
Genesco, Inc. (I)	2,034	130,807
GNC Holdings, Inc., Class A	29,766	723,016
Group 1 Automotive, Inc.	2,967	146,451
Guess?, Inc.	5,168	77,778
Haverty Furniture Companies, Inc.	3,990	71,940
hhgregg, Inc. (I)(L)	2,951	5,223
Lithia Motors, Inc., Class A	160	11,371
MarineMax, Inc. (I)	4,789	81,269
New York & Company, Inc. (I)	5,638	8,401
Office Depot, Inc. (I)	31,041	102,746
Penske Automotive Group, Inc.	8,306	261,307
Perfumania Holdings, Inc. (I)	848	2,052
Rent-A-Center, Inc.	7,876	96,717
Sally Beauty Holdings, Inc. (I)	32,054	942,708
Shoe Carnival, Inc.	3,229	80,919
Sonic Automotive, Inc., Class A	1,811	30,986
Stage Stores, Inc.	5,877	28,680
Staples, Inc.	10,631	91,639
Tailored Brands, Inc. (L)	3,851	48,754
Tandy Leather Factory, Inc. (I)	1,690	12,016
The Cato Corp., Class A	1,957	73,818
The Children’s Place, Inc.	1,737	139,273
The Finish Line, Inc., Class A	3,829	77,308
The Michaels Companies, Inc. (I)	47,971	1,364,295
Trans World Entertainment Corp. (I)	6,243	23,411
Vitamin Shoppe, Inc. (I)	1,983	60,620
West Marine, Inc. (I)	5,421	45,482
Zumiez, Inc. (I)	400	5,724
		6,437,158
Textiles, apparel and luxury goods - 0.9%
Charles & Colvard, Ltd. (I)	3,400	3,468
Columbia Sportswear Company	17,109	984,452
Culp, Inc.	1,603	44,291
Deckers Outdoor Corp. (I)	2,678	154,039
Delta Apparel, Inc. (I)	500	11,275
Fossil Group, Inc. (I)	1,324	37,774
G-III Apparel Group, Ltd. (I)	824	37,673
Iconix Brand Group, Inc. (I)(L)	8,941	60,441
Lakeland Industries, Inc. (I)	1,110	9,624
Movado Group, Inc.	3,138	68,032
Perry Ellis International, Inc. (I)	2,800	56,336
Rocky Brands, Inc.	1,478	16,879
Superior Uniform Group, Inc.	663	12,657
Tumi Holdings, Inc. (I)	2,411	64,470
Unifi, Inc. (I)	3,647	99,308
Vera Bradley, Inc. (I)	518	7,340
Wolverine World Wide, Inc.	4,934	100,259
		1,768,318
		28,881,729
Consumer staples - 3.4%
Beverages - 0.1%
Craft Brew Alliance, Inc. (I)	2,909	33,512
MGP Ingredients, Inc.	2,764	105,668
		139,180
Food and staples retailing - 0.3%
Ingles Markets, Inc., Class A	3,007	112,161
Smart & Final Stores, Inc. (I)	429	6,388
SpartanNash Company	5,778	176,691
The Andersons, Inc.	3,784	134,483

The accompanying notes are an integral part of the financial statements.	127

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
The Chefs’ Warehouse, Inc. (I)	804	$12,864
United Natural Foods, Inc. (I)	1,862	87,142
Village Super Market, Inc., Class A	685	19,790
Weis Markets, Inc.	4,044	204,424
		753,943
Food products - 2.7%
Alico, Inc.	341	10,315
Darling Ingredients, Inc. (I)	10,071	150,058
Dean Foods Company	7,654	138,461
Fresh Del Monte Produce, Inc.	7,070	384,820
Ingredion, Inc.	4,606	596,062
John B. Sanfilippo & Son, Inc.	2,004	85,431
Landec Corp. (I)	3,865	41,587
Omega Protein Corp. (I)	4,487	89,695
Pinnacle Foods, Inc.	39,006	1,805,588
Post Holdings, Inc. (I)	6,302	521,112
Sanderson Farms, Inc. (L)	2,059	178,392
Seaboard Corp. (I)	58	166,497
Seneca Foods Corp., Class A (I)	1,409	51,020
Snyder’s-Lance, Inc.	7,440	252,142
TreeHouse Foods, Inc. (I)	10,596	1,087,679
		5,558,859
Household products - 0.1%
Central Garden & Pet Company (I)	2,553	58,285
Central Garden & Pet Company, Class A (I)	7,962	172,855
Oil-Dri Corp. of America	531	18,335
Orchids Paper Products Company	1,176	41,830
		291,305
Personal products - 0.1%
CCA Industries, Inc. (I)	1,277	4,163
Inter Parfums, Inc.	1,604	45,826
Mannatech, Inc. (I)	276	5,586
Natural Alternatives International, Inc. (I)	200	2,208
Nutraceutical International Corp. (I)	2,093	48,453
		106,236
Tobacco - 0.1%
Universal Corp.	3,397	196,143
		7,045,666
Energy - 6.9%
Energy equipment and services - 3.8%
Archrock, Inc.	12,331	116,158
Atwood Oceanics, Inc. (L)	6,364	79,677
Basic Energy Services, Inc. (I)	9,528	16,007
Bristow Group, Inc.	4,893	55,829
Dawson Geophysical Company (I)	3,760	30,644
Diamond Offshore Drilling, Inc. (L)	12,013	292,276
Dril-Quip, Inc. (I)	1,221	71,343
ENGlobal Corp. (I)	4,600	5,520
Era Group, Inc. (I)	4,560	42,864
Exterran Corp. (I)	6,165	79,220
FMC Technologies, Inc. (I)	20,227	539,454
Forum Energy Technologies, Inc. (I)	58,750	1,016,963
Gulf Island Fabrication, Inc.	3,019	20,952
Gulfmark Offshore, Inc., Class A (I)	5,053	15,816
Helix Energy Solutions Group, Inc. (I)	14,220	96,127
Helmerich & Payne, Inc. (L)	9,896	664,318
Hornbeck Offshore Services, Inc. (I)	5,300	44,202
Matrix Service Company (I)	2,731	45,034
McDermott International, Inc. (I)(L)	20,409	100,820
Mitcham Industries, Inc. (I)	2,431	9,116

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Nabors Industries, Ltd.	33,513	$336,806
Natural Gas Services Group, Inc. (I)	2,620	59,998
Newpark Resources, Inc. (I)	12,359	71,559
Noble Corp. PLC (L)	16,058	132,318
Oceaneering International, Inc.	8,109	242,135
Oil States International, Inc. (I)	2,098	68,982
Pacific Drilling SA (I)	3,449	24,902
Parker Drilling Company (I)	22,288	51,040
Patterson-UTI Energy, Inc.	16,038	341,930
PHI, Inc. (I)	443	7,332
PHI, Inc. (I)	3,660	65,441
Pioneer Energy Services Corp. (I)	13,400	61,640
Precision Drilling Corp. (L)	129,895	688,444
Rowan Companies PLC, Class A	12,998	229,545
RPC, Inc. (I)(L)	886	13,760
SEACOR Holdings, Inc. (I)	2,929	169,736
Superior Energy Services, Inc.	79,867	1,470,351
Tesco Corp.	9,436	63,127
TETRA Technologies, Inc. (I)	11,674	74,363
Tidewater, Inc. (L)	8,035	35,434
Transocean, Ltd. (L)	23,440	278,702
Unit Corp. (I)	9,506	147,913
		7,977,798
Oil, gas and consumable fuels - 3.1%
Adams Resources & Energy, Inc.	724	27,874
Alon USA Energy, Inc.	7,477	48,451
Bill Barrett Corp. (I)(L)	4,721	30,167
Bonanza Creek Energy, Inc. (I)(L)	3,889	7,817
Callon Petroleum Company (I)	4,869	54,679
Clayton Williams Energy, Inc. (I)(L)	1,167	32,046
Cloud Peak Energy, Inc. (I)	3,741	7,706
CONSOL Energy, Inc. (L)	16,368	263,361
Contango Oil & Gas Company (I)	3,786	46,341
CVR Energy, Inc. (L)	2,759	42,765
Delek US Holdings, Inc.	7,310	96,565
Denbury Resources, Inc. (L)	38,287	137,450
DHT Holdings, Inc.	3,733	18,777
Dorian LPG, Ltd. (I)	56	395
Energen Corp.	26,706	1,287,496
GasLog, Ltd. (L)	1,604	20,820
Gastar Exploration, Inc. (I)	1,866	2,053
Green Plains, Inc.	7,544	148,768
HollyFrontier Corp.	4,518	107,393
Kosmos Energy, Ltd. (I)	2,141	11,668
Newfield Exploration Co. (I)	28,620	1,264,432
Northern Oil and Gas, Inc. (I)	1,785	8,247
Oasis Petroleum, Inc. (I)	597	5,576
Overseas Shipholding Group, Inc.	861	9,462
Panhandle Oil and Gas, Inc., Class A	2,510	41,842
PBF Energy, Inc., Class A	8,081	192,166
QEP Resources, Inc.	12,554	221,327
Range Resources Corp. (L)	2,479	106,944
Renewable Energy Group, Inc. (I)	2,214	19,550
Rice Energy, Inc. (I)	1,851	40,796
RSP Permian, Inc. (I)	36,118	1,260,157
Scorpio Tankers, Inc.	32,150	135,030
SemGroup Corp., Class A	837	27,253
Ship Finance International, Ltd. (L)	1,300	19,162
SM Energy Company	2,304	62,208
Southwestern Energy Company (I)	4,292	53,993
Synergy Resources Corp. (I)	3,689	24,569
Targa Resources Corp.	2,895	121,995
Teekay Corp.	286	2,039

The accompanying notes are an integral part of the financial statements.	128

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Teekay Tankers, Ltd., Class A	1,778	$5,298
VAALCO Energy, Inc. (I)	8,997	9,537
Western Refining, Inc. (L)	7,063	145,710
Whiting Petroleum Corp. (I)	9,576	88,674
WPX Energy, Inc. (I)	15,950	148,495
		6,407,054
		14,384,852
Financials - 23.8%
Banks - 11.7%
1st Source Corp.	3,682	119,260
Access National Corp.	332	6,477
American National Bankshares, Inc.	1,848	46,533
American River Bankshares (I)	2,249	22,827
Ameris Bancorp	958	28,453
Associated Banc-Corp.	17,739	304,224
BancFirst Corp.	1,402	84,569
BancorpSouth, Inc.	6,247	141,744
Bank of Commerce Holdings	3,606	23,800
Bank of the Ozarks, Inc.	26,028	976,571
BankUnited, Inc.	29,903	918,620
Banner Corp.	442	18,803
Bar Harbor Bankshares	1,000	35,100
BBCN Bancorp, Inc.	8,868	132,311
BCB Bancorp, Inc.	1,477	15,124
Berkshire Hills Bancorp, Inc.	4,748	127,816
BOK Financial Corp. (L)	2,708	169,792
Boston Private Financial Holdings, Inc.	9,773	115,126
Brookline Bancorp, Inc.	15,129	166,873
Bryn Mawr Bank Corp.	1,969	57,495
C&F Financial Corp.	627	28,065
California First National Bancorp	1,653	24,415
Camden National Corp.	1,148	48,216
Capital Bank Financial Corp., Class A	675	19,440
Capital City Bank Group, Inc.	3,946	54,928
Cardinal Financial Corp.	4,331	95,022
Cascade Bancorp (I)	79	438
CenterState Banks, Inc.	3,102	48,857
Central Pacific Financial Corp.	3,754	88,594
Century Bancorp, Inc., Class A	836	35,388
Chemical Financial Corp.	3,570	133,125
Chemung Financial Corp.	966	28,352
City Holding Company	2,400	109,128
CNB Financial Corp.	1,962	34,924
CoBiz Financial, Inc.	3,616	42,307
Columbia Banking System, Inc.	4,816	135,137
Community Bank Systems, Inc.	3,485	143,199
Community Trust Bancorp, Inc.	2,447	84,813
ConnectOne Bancorp, Inc.	577	9,053
Customers Bancorp, Inc. (I)	900	22,617
CVB Financial Corp.	6,579	107,830
East West Bancorp, Inc.	32,636	1,115,498
Eastern Virginia Bankshares, Inc.	2,996	22,620
Enterprise Bancorp, Inc.	246	5,902
Enterprise Financial Services Corp.	2,969	82,805
Farmers Capital Bank Corp.	1,551	42,420
FCB Financial Holdings, Inc., Class A (I)	851	28,934
Fidelity Southern Corp.	3,081	48,279
Financial Institutions, Inc.	1,481	38,610
First BanCorp (I)	40,964	162,627
First Bancorp North Carolina	4,396	77,282
First Bancorp, Inc.	1,769	38,104
First Busey Corp.	1,340	28,663

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Business Financial Services, Inc.	1,366	$32,060
First Citizens BancShares, Inc., Class A	17	4,401
First Commonwealth Financial Corp.	14,766	135,847
First Community Bancshares, Inc.	4,630	103,897
First Connecticut Bancorp, Inc.	3,963	65,627
First Financial Bancorp	4,968	96,628
First Financial Corp.	1,877	68,736
First Financial Northwest, Inc.	3,879	51,513
First Interstate BancSystem, Inc., Class A	1,660	46,646
First Merchants Corp.	4,679	116,647
First Midwest Bancorp, Inc.	7,500	131,700
First NBC Bank Holding Company (I)	102	1,713
First South Bancorp, Inc.	1,628	15,206
FirstMerit Corp.	11,859	240,382
Flushing Financial Corp.	4,247	84,430
FNB Corp.	5,260	65,960
Fulton Financial Corp.	18,259	246,497
German American Bancorp, Inc.	266	8,504
Glacier Bancorp, Inc.	35,899	954,195
Great Southern Bancorp, Inc.	2,054	75,936
Great Western Bancorp, Inc.	35,327	1,114,214
Guaranty Bancorp	3,284	54,843
Hancock Holding Company	6,631	173,135
Hanmi Financial Corp.	4,672	109,745
Heartland Financial USA, Inc.	2,428	85,684
Heritage Commerce Corp.	2,996	31,548
Heritage Financial Corp.	1,481	26,036
Hilltop Holdings, Inc. (I)	6,424	134,840
Horizon Bancorp	1,444	36,302
IBERIABANK Corp.	19,403	1,158,941
Independent Bank Corp.	206	2,989
Independent Bank Corp. (MA) (L)	2,831	129,377
International Bancshares Corp.	8,402	219,208
Investors Bancorp, Inc.	29,794	330,118
Lakeland Bancorp, Inc.	4,261	48,490
LegacyTexas Financial Group, Inc.	3,326	89,503
Macatawa Bank Corp.	8,394	62,283
MainSource Financial Group, Inc.	4,125	90,956
MB Financial, Inc.	155	5,623
MBT Financial Corp.	3,223	25,784
Mercantile Bank Corp.	1,266	30,207
Merchants Bancshares, Inc.	1,017	30,998
MidSouth Bancorp, Inc.	1,822	18,293
MidWestOne Financial Group, Inc.	1,343	38,356
National Bank Holdings Corp., Class A	302	6,149
NBT Bancorp, Inc.	3,823	109,452
Northrim BanCorp, Inc.	1,530	40,224
Norwood Financial Corp.	792	22,176
OFG Bancorp	6,515	54,075
Old National Bancorp	9,994	125,225
Old Second Bancorp, Inc.	2,721	18,584
Opus Bank	1,848	62,462
Pacific Continental Corp.	2,749	43,187
Pacific Mercantile Bancorp (I)	2,510	17,821
PacWest Bancorp	10,228	406,870
Park Sterling Corp.	10,501	74,452
Peapack Gladstone Financial Corp.	1,625	30,079
Penns Woods Bancorp, Inc. (L)	792	33,256
People’s United Financial, Inc.	30,746	450,736
Peoples Bancorp, Inc.	2,153	46,914
Pinnacle Financial Partners, Inc.	23,667	1,156,133
Popular, Inc.	6,289	184,268
Preferred Bank	1,883	54,372

The accompanying notes are an integral part of the financial statements.	129

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Premier Financial Bancorp, Inc.	2,052	$34,576
PrivateBancorp, Inc.	25,111	1,105,637
Prosperity Bancshares, Inc.	6,185	315,373
QCR Holdings, Inc.	1,521	41,356
Renasant Corp.	5,299	171,317
Republic Bancorp, Inc., Class A	4,422	122,180
Republic First Bancorp, Inc. (I)	3,612	15,568
S&T Bancorp, Inc.	4,287	104,817
Sandy Spring Bancorp, Inc.	3,480	101,129
Seacoast Banking Corp. of Florida (I)	1,191	19,342
Shore Bancshares, Inc.	2,225	26,144
Sierra Bancorp	2,175	36,301
Simmons First National Corp., Class A	1,295	59,810
South State Corp.	1,779	121,061
Southern National Bancorp of Virginia, Inc.	1,959	23,802
Southside Bancshares, Inc.	574	17,759
Southwest Bancorp, Inc.	4,604	77,946
State Bank Financial Corp.	1,759	35,796
Sterling Bancorp	10,593	166,310
Suffolk Bancorp	1,938	60,679
Sun Bancorp, Inc. (I)	282	5,826
Synovus Financial Corp. (I)	33,540	972,325
Talmer Bancorp, Inc., Class A	1,193	22,870
TCF Financial Corp.	13,821	174,836
Texas Capital Bancshares, Inc. (I)	1,556	72,759
The Bancorp, Inc. (I)	3,062	18,433
Tompkins Financial Corp.	2,251	146,315
Towne Bank	7,025	152,091
TriCo Bancshares	400	11,040
Trustmark Corp.	6,295	156,431
Umpqua Holdings Corp.	20,242	313,144
Union Bankshares Corp.	6,132	151,522
Union Bankshares, Inc.	323	11,744
United Community Banks, Inc.	4,348	79,525
Univest Corp. of Pennsylvania	3,806	80,002
Valley National Bancorp	16,608	151,465
Washington Trust Bancorp, Inc.	2,598	98,516
Webster Financial Corp.	29,378	997,383
WesBanco, Inc.	6,177	191,796
West Bancorporation, Inc.	2,345	43,594
Western Alliance Bancorp (I)	36,198	1,181,865
Wilshire Bancorp, Inc.	5,039	52,506
Wintrust Financial Corp.	4,855	247,605
Zions Bancorporation	20,112	505,415
		24,523,454
Capital markets - 1.6%
Calamos Asset Management, Inc., Class A	4,844	35,410
Cowen Group, Inc., Class A (I)(L)	27,926	82,661
E*TRADE Financial Corp. (I)	55,669	1,307,665
INTL. FCStone, Inc. (I)	4,806	131,156
Investment Technology Group, Inc.	2,461	41,148
Janus Capital Group, Inc.	84,009	1,169,405
KCG Holdings, Inc., Class A (I)	2,256	30,005
Legg Mason, Inc.	11,394	336,009
Oppenheimer Holdings, Inc., Class A	3,213	49,673
Piper Jaffray Companies (I)	800	30,160
Stifel Financial Corp. (I)	4,197	131,996
Virtus Investment Partners, Inc.	151	10,748
		3,356,036
Consumer finance - 0.4%
Asta Funding, Inc. (I)	2,925	30,917
Cash America International, Inc.	3,600	153,432

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Emergent Capital, Inc. (I)(L)	5,828	$19,582
Encore Capital Group, Inc. (I)(L)	2,320	54,590
Green Dot Corp., Class A (I)	3,155	72,533
Navient Corp.	26,086	311,728
Nelnet, Inc., Class A	4,156	144,421
Nicholas Financial, Inc. (I)	75	771
SLM Corp. (I)	12,961	80,099
The First Marblehead Corp. (I)	834	4,053
		872,126
Diversified financial services - 0.2%
BBX Capital Corp., Class A (I)	241	3,704
FNFV Group (I)	555	6,366
Leucadia National Corp.	12,075	209,260
Marlin Business Services Corp.	1,698	27,677
NewStar Financial, Inc. (I)	8,366	70,442
PICO Holdings, Inc. (I)	2,493	23,584
Resource America, Inc., Class A	3,450	33,534
TheStreet, Inc.	4,157	4,697
		379,264
Insurance - 6.3%
Allied World Assurance Company Holdings AG	10,504	369,111
Ambac Financial Group, Inc. (I)	1,536	25,283
American Equity Investment Life
Holding Company	9,734	138,710
American Financial Group, Inc.	16,014	1,183,915
American Independence Corp. (I)	1,482	36,353
American National Insurance Company	2,344	265,224
AMERISAFE, Inc.	1,480	90,606
Argo Group International Holdings, Ltd.	5,360	278,184
Aspen Insurance Holdings, Ltd.	7,328	339,873
Assurant, Inc.	7,237	624,625
Assured Guaranty, Ltd.	14,494	367,713
Axis Capital Holdings, Ltd.	10,564	581,020
Baldwin & Lyons, Inc., Class B	2,973	73,314
CNO Financial Group, Inc.	83,155	1,451,886
Donegal Group, Inc., Class A	4,559	75,178
EMC Insurance Group, Inc.	4,339	120,277
Employers Holdings, Inc.	2,717	78,847
Endurance Specialty Holdings, Ltd.	7,093	476,366
Enstar Group, Ltd. (I)	368	59,612
FBL Financial Group, Inc., Class A	4,495	272,712
Federated National Holding Company	1,090	20,754
First Acceptance Corp. (I)	7,986	11,180
Genworth Financial, Inc., Class A (I)	3,457	8,919
Global Indemnity PLC (I)	2,945	81,076
Greenlight Capital Re, Ltd., Class A (I)	2,616	52,739
Hallmark Financial Services, Inc. (I)	4,008	46,453
Heritage Insurance Holdings, Inc.	657	7,864
Horace Mann Educators Corp.	22,128	747,705
Independence Holding Company	3,958	71,125
Investors Title Company	438	41,720
Kemper Corp.	7,429	230,150
Maiden Holdings, Ltd.	14,084	172,388
MBIA, Inc. (I)	14,455	98,728
National General Holdings Corp.	245	5,248
National Western Life Group, Inc., Class A	888	173,400
Old Republic International Corp.	13,736	264,967
Primerica, Inc.	1,275	72,981
ProAssurance Corp.	1,513	81,021
Reinsurance Group of America, Inc.	6,635	643,529
RenaissanceRe Holdings, Ltd.	4,161	488,668
Safety Insurance Group, Inc.	1,060	65,275

The accompanying notes are an integral part of the financial statements.	130

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Selective Insurance Group, Inc.	5,508	$210,461
State Auto Financial Corp.	4,187	91,737
State National Companies, Inc.	194	2,043
Stewart Information Services Corp.	4,753	196,822
The Hanover Insurance Group, Inc.	18,231	1,542,707
The Navigators Group, Inc.	2,344	215,578
United Fire Group, Inc.	2,908	123,386
Validus Holdings, Ltd.	9,135	443,870
		13,121,303
Real estate investment trusts - 1.1%
CubeSmart	43,209	1,334,294
The GEO Group, Inc.	26,446	903,924
		2,238,218
Real estate management and development - 1.0%
Alexander & Baldwin, Inc.	3,863	139,609
AV Homes, Inc. (I)(L)	1,798	21,972
Forestar Group, Inc. (I)	1,413	16,801
FRP Holdings, Inc. (I)	1,350	46,575
Griffin Industrial Realty, Inc.	892	27,340
Jones Lang LaSalle, Inc.	6,830	665,584
Kennedy-Wilson Holdings, Inc.	42,388	803,676
Realogy Holdings Corp. (I)	10,850	314,867
Stratus Properties, Inc. (I)	1,025	19,198
The St. Joe Company (I)	2,073	36,734
		2,092,356
Thrifts and mortgage finance - 1.5%
ASB Bancorp, Inc. (I)	799	19,599
Astoria Financial Corp.	16,177	247,993
Bank Mutual Corp.	10,661	81,876
BankFinancial Corp.	4,835	57,972
Beneficial Bancorp, Inc. (I)	1,063	13,521
Capitol Federal Financial, Inc.	19,104	266,501
Chicopee Bancorp, Inc.	783	14,298
Dime Community Bancshares, Inc.	5,215	88,707
ESSA Bancorp, Inc.	897	12,020
EverBank Financial Corp.	5,907	87,778
Federal Agricultural Mortgage Corp., Class C	1,713	59,647
First Defiance Financial Corp.	2,186	84,926
Flagstar Bancorp, Inc. (I)	9,461	230,943
Fox Chase Bancorp, Inc.	2,071	42,124
Home Bancorp, Inc.	1,668	45,820
HomeStreet, Inc. (I)	1,732	34,501
HopFed Bancorp, Inc.	1,799	20,850
Kearny Financial Corp.	2,836	35,677
Lake Sunapee Bank Group	1,485	25,408
Meridian Bancorp, Inc.	1,625	24,018
Meta Financial Group, Inc.	965	49,176
Northeast Community Bancorp, Inc.	1,932	12,114
Northfield Bancorp, Inc.	6,576	97,522
Northwest Bancshares, Inc.	7,698	114,161
Oritani Financial Corp.	7,033	112,458
PHH Corp. (I)	10,506	139,940
Provident Financial Holdings, Inc.	1,778	32,537
Provident Financial Services, Inc.	4,435	87,103
Prudential Bancorp, Inc.	1,696	23,914
Radian Group, Inc.	13,453	140,180
Riverview Bancorp, Inc.	5,483	25,935
SI Financial Group, Inc.	2,433	32,213
Southern Missouri Bancorp, Inc.	1,012	23,812
Territorial Bancorp, Inc.	1,722	45,581
TierOne Corp. (I)	2,328	1

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
TrustCo Bank Corp.	13,738	$88,061
United Community Financial Corp.	10,961	66,643
United Financial Bancorp, Inc.	4,950	64,251
Walker & Dunlop, Inc. (I)	1,536	34,990
Washington Federal, Inc.	8,550	207,423
Waterstone Financial, Inc.	3,678	56,384
Westfield Financial, Inc.	4,152	31,970
WSFS Financial Corp.	4,597	147,977
		3,128,525
		49,711,282
Health care - 8.4%
Biotechnology - 0.4%
Acorda Therapeutics, Inc. (I)	1,660	42,338
Catalyst Biosciences, Inc.	793	1,205
Emergent BioSolutions, Inc. (I)	5,004	140,712
Retrophin, Inc. (I)	35,090	624,953
Trius Therapeutics, Inc. (I)	1,482	163
		809,371
Health care equipment and supplies - 2.4%
Analogic Corp.	14,698	1,167,609
AngioDynamics, Inc. (I)	8,277	118,940
CONMED Corp.	3,500	167,055
CryoLife, Inc.	4,002	47,264
Cynosure, Inc., Class A (I)	1,873	91,112
Exactech, Inc. (I)	1,991	53,239
Globus Medical, Inc., Class A (I)	43,821	1,044,254
Haemonetics Corp. (I)	3,607	104,567
Halyard Health, Inc. (I)	1,784	58,016
Hill-Rom Holdings, Inc.	24,660	1,244,097
Integer Holdings Corp. (I)	3,335	103,152
Invacare Corp.	3,396	41,193
Kewaunee Scientific Corp.	83	1,567
LeMaitre Vascular, Inc.	70	999
Merit Medical Systems, Inc. (I)	6,737	133,595
Misonix, Inc. (I)	500	2,520
Nuvectra Corp. (I)	1,111	8,221
OraSure Technologies, Inc. (I)	89	526
RTI Surgical, Inc. (I)	4,931	17,702
SeaSpine Holdings Corp. (I)	580	6,078
Span-America Medical Systems, Inc.	684	12,237
Symmetry Surgical, Inc. (I)	1,627	21,363
Wright Medical Group NV (I)	35,040	608,645
		5,053,951
Health care providers and services - 2.5%
Aceto Corp.	4,420	96,754
Air Methods Corp. (I)	2,139	76,640
Almost Family, Inc. (I)	2,180	92,890
Amsurg Corp. (I)	5,246	406,775
Brookdale Senior Living, Inc. (I)	3,890	60,062
Community Health Systems, Inc. (I)	24,710	297,756
Cross Country Healthcare, Inc. (I)	5,005	69,670
Digirad Corp.	3,100	15,965
Five Star Quality Care, Inc. (I)	8,754	20,484
Hanger, Inc. (I)	2,811	20,886
Healthways, Inc. (I)	5,277	60,949
Kindred Healthcare, Inc.	9,022	101,858
LHC Group, Inc. (I)	2,725	117,938
LifePoint Health, Inc. (I)	18,839	1,231,505
Magellan Health Services, Inc. (I)	3,445	226,578
Medcath Corp. (I)	3,806	1,903
MEDNAX, Inc. (I)	2,480	179,626

The accompanying notes are an integral part of the financial statements.	131

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Molina Healthcare, Inc. (I)	5,319	$265,418
National HealthCare Corp.	3,289	212,930
Owens & Minor, Inc.	5,919	221,252
PharMerica Corp. (I)	6,796	167,589
Quorum Health Corp. (I)	2,853	30,556
Select Medical Holdings Corp. (I)	16,876	183,442
Team Health Holdings, Inc. (I)	20,797	845,814
The Ensign Group, Inc.	1,260	26,473
The Providence Service Corp. (I)	722	32,403
Triple-S Management Corp., Class B (I)	3,459	84,503
Universal American Corp.	12,572	95,296
WellCare Health Plans, Inc. (I)	247	26,498
		5,270,413
Health care technology - 1.0%
Arrhythmia Research Technology, Inc. (I)	200	880
HMS Holdings Corp. (I)	56,784	999,966
Omnicell, Inc. (I)	1,102	37,721
Press Ganey Holdings, Inc. (I)	26,443	1,040,532
		2,079,099
Life sciences tools and services - 1.2%
Bio-Techne Corp.	11,710	1,320,537
Cambrex Corp. (I)	19,782	1,023,323
Harvard Bioscience, Inc. (I)	6,562	18,767
Luminex Corp. (I)	1,153	23,325
VWR Corp. (I)	1,523	44,015
		2,429,967
Pharmaceuticals - 0.9%
Amphastar Pharmaceuticals, Inc. (I)	903	14,556
Cumberland Pharmaceuticals, Inc. (I)	956	4,302
Forest Laboratories, Inc. (I)	767	0
FRD Acquisition Company (I)	5,160	3,493
Impax Laboratories, Inc. (I)	27,798	801,138
Phibro Animal Health Corp., Class A	30,501	569,149
Prestige Brands Holdings, Inc. (I)	6,350	351,790
Supernus Pharmaceuticals, Inc. (I)	9,661	196,795
		1,941,223
		17,584,024
Industrials - 17.5%
Aerospace and defense - 0.8%
AAR Corp.	4,565	106,547
Aerovironment, Inc. (I)	969	26,938
CPI Aerostructures, Inc. (I)	1,400	8,610
Cubic Corp.	2,425	97,388
Curtiss-Wright Corp.	2,116	178,273
DigitalGlobe, Inc. (I)	2,832	60,576
Ducommun, Inc. (I)	2,274	44,980
Engility Holdings, Inc. (I)	2,470	52,166
Esterline Technologies Corp. (I)	285	17,681
KLX, Inc. (I)	2,668	82,708
Kratos Defense &
Security Solutions, Inc. (I)(L)	13,485	55,289
LMI Aerospace, Inc. (I)	2,295	18,452
Mercury Systems, Inc. (I)	6,775	168,427
Moog, Inc., Class A (I)	2,133	115,011
National Presto Industries, Inc. (L)	138	13,020
Orbital ATK, Inc.	1,585	134,947
SIFCO Industries, Inc. (I)	1,000	9,870
Sparton Corp. (I)	2,053	44,694
Teledyne Technologies, Inc. (I)	1,659	164,324
Triumph Group, Inc.	5,351	189,961

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Vectrus, Inc. (I)	325	$9,259
		1,599,121
Air freight and logistics - 0.8%
Air Transport Services Group, Inc. (I)	12,625	163,620
Atlas Air Worldwide Holdings, Inc. (I)	3,290	136,272
Echo Global Logistics, Inc. (I)	1,157	25,940
Forward Air Corp.	22,648	1,008,515
Hub Group, Inc., Class A (I)	5,139	197,183
XPO Logistics, Inc. (I)(L)	3,842	100,891
		1,632,421
Airlines - 0.3%
Copa Holdings SA, Class A (L)	1,301	67,990
JetBlue Airways Corp. (I)	6,925	114,678
SkyWest, Inc.	8,863	234,515
Spirit Airlines, Inc. (I)	4,037	181,140
		598,323
Building products - 1.7%
Apogee Enterprises, Inc.	31,851	1,476,294
Armstrong Flooring, Inc. (I)	49	831
Continental Building Products, Inc. (I)	675	15,005
Gibraltar Industries, Inc. (I)	5,665	178,844
Griffon Corp.	10,708	180,537
Insteel Industries, Inc.	2,944	84,169
Owens Corning	2,344	120,763
Quanex Building Products Corp.	5,950	110,611
Simpson Manufacturing Company, Inc.	4,345	173,670
Trex Company, Inc. (I)	21,794	978,986
Universal Forest Products, Inc.	2,142	198,542
		3,518,252
Commercial services and supplies - 3.2%
ABM Industries, Inc.	15,430	562,886
ACCO Brands Corp. (I)	6,090	62,910
Acme United Corp.	733	13,414
ARC Document Solutions, Inc. (I)	3,098	12,051
Brady Corp., Class A	1,168	35,694
CECO Environmental Corp.	1,395	12,192
Clean Harbors, Inc. (I)	1,599	83,324
Covanta Holding Corp.	9,181	151,027
Ennis, Inc.	5,887	112,913
Essendant, Inc.	3,431	104,851
Fuel Tech, Inc. (I)	1,802	2,667
G&K Services, Inc., Class A	456	34,916
Heritage-Crystal Clean, Inc. (I)	1,877	22,918
InnerWorkings, Inc. (I)	266	2,200
Intersections, Inc. (I)	1,876	4,015
Kimball International, Inc., Class B	3,080	35,050
Matthews International Corp., Class A	3,110	173,040
McGrath RentCorp	5,082	155,458
Mobile Mini, Inc.	34,946	1,210,529
NL Industries, Inc. (I)	3,260	8,378
Pitney Bowes, Inc.	45,580	811,324
Quad/Graphics, Inc.	266	6,195
Steelcase, Inc., Class A	1,673	22,703
Team, Inc. (I)	25,151	624,499
Tetra Tech, Inc.	5,782	177,768
TRC Companies, Inc. (I)	4,523	28,585
UniFirst Corp.	1,043	120,696
US Ecology, Inc.	320	14,704
Versar, Inc. (I)	2,242	2,421
Viad Corp.	4,609	142,879
Virco Manufacturing Corp. (I)	1,200	5,220

The accompanying notes are an integral part of the financial statements.	132

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
VSE Corp.	1,317	$87,976
Waste Connections, Inc.	25,672	1,849,668
		6,695,071
Construction and engineering - 2.4%
AECOM (I)	4,521	143,632
Aegion Corp. (I)	4,648	90,682
Ameresco, Inc., Class A (I)	6,918	30,232
Argan, Inc.	2,078	86,694
Dycom Industries, Inc. (I)	20,383	1,829,578
EMCOR Group, Inc.	1,711	84,284
Fluor Corp.	3,968	195,543
Granite Construction, Inc.	3,393	154,551
Great Lakes Dredge & Dock Corp. (I)	13,300	57,988
IES Holdings, Inc. (I)	753	9,352
Jacobs Engineering Group, Inc. (I)	12,049	600,161
KBR, Inc.	600	7,944
Layne Christensen Company (I)(L)	3,312	26,827
MasTec, Inc. (I)	6,533	145,817
MYR Group, Inc. (I)	2,443	58,827
Northwest Pipe Company (I)	1,706	18,391
Orion Marine Group, Inc. (I)	4,263	22,637
Primoris Services Corp.	42,272	800,209
Quanta Services, Inc. (I)	14,425	333,506
Sterling Construction Company, Inc. (I)	3,771	18,516
Tutor Perini Corp. (I)	8,984	211,573
Valmont Industries, Inc.	479	64,794
		4,991,738
Electrical equipment - 1.4%
Babcock & Wilcox Enterprises, Inc. (I)	1,113	16,350
Encore Wire Corp.	3,621	134,991
Ener1, Inc. (I)	28	0
EnerSys	23,896	1,421,095
Generac Holdings, Inc. (I)	28,120	983,075
General Cable Corp.	2,090	26,564
Global Power Equipment Group, Inc. (I)	4,171	8,884
LSI Industries, Inc.	4,131	45,730
Orion Energy Systems, Inc. (I)	3,553	4,121
Powell Industries, Inc.	1,610	63,337
Preformed Line Products Company	984	39,744
Regal Beloit Corp.	1,971	108,504
Thermon Group Holdings, Inc. (I)	1,017	19,537
Ultralife Corp. (I)	1,984	9,940
		2,881,872
Industrial conglomerates - 0.1%
Carlisle Companies, Inc.	940	99,339
Raven Industries, Inc.	1,088	20,607
		119,946
Machinery - 2.8%
Actuant Corp., Class A	3,991	90,237
AGCO Corp.	2,024	95,391
Alamo Group, Inc.	2,027	133,721
Albany International Corp., Class A	33,055	1,319,886
Altra Industrial Motion Corp.	1,391	37,529
American Railcar Industries, Inc. (L)	2,773	109,450
Astec Industries, Inc.	3,729	209,383
Barnes Group, Inc.	4,770	157,982
Briggs & Stratton Corp.	6,092	129,029
Chart Industries, Inc. (I)	885	21,355
CIRCOR International, Inc.	1,614	91,982
Colfax Corp. (I)	8,333	220,491
Columbus McKinnon Corp.	2,978	42,139

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Douglas Dynamics, Inc.	3,168	$81,513
Dynamic Materials Corp.	2,005	21,554
ESCO Technologies, Inc.	4,854	193,869
Federal Signal Corp.	10,128	130,449
Franklin Electric Company, Inc.	2,223	73,470
Gencor Industries, Inc. (I)	1,400	21,728
Hardinge, Inc.	1,500	15,090
Hurco Companies, Inc.	1,492	41,522
Hyster-Yale Materials Handling, Inc.	970	57,705
ITT, Inc.	5,253	167,991
Joy Global, Inc.	2,275	48,094
Key Technology, Inc. (I)	641	5,904
LB Foster Company, Class A	1,699	18,502
Lydall, Inc. (I)	2,409	92,891
Manitowoc Foodservice, Inc. (I)	3,181	56,049
MFRI, Inc. (I)	1,100	8,206
Miller Industries, Inc.	2,106	43,363
Mueller Industries, Inc.	5,290	168,645
NN, Inc.	2,376	33,240
Oshkosh Corp.	2,400	114,504
Supreme Industries, Inc., Class A	3,651	50,019
Terex Corp.	493	10,013
The Eastern Company	1,471	24,389
The Greenbrier Companies, Inc. (L)	4,203	122,433
The LS Starrett Company, Class A	1,530	18,222
The Manitowoc Company, Inc.	3,181	17,336
Titan International, Inc.	1,100	6,820
TriMas Corp. (I)	1,776	31,968
Trinity Industries, Inc.	16,368	303,954
Twin Disc, Inc.	1,650	17,721
Wabash National Corp. (I)	3,712	47,142
Watts Water Technologies, Inc., Class A	19,909	1,159,898
Westport Fuel Systems, Inc. (I)	1,925	3,215
Woodward, Inc.	638	36,774
		5,902,768
Marine - 0.2%
Kirby Corp. (I)	5,111	318,875
Matson, Inc.	6,596	212,985
		531,860
Professional services - 1.0%
CBIZ, Inc. (I)	10,531	109,628
CDI Corp.	4,408	26,889
CRA International, Inc. (I)	2,371	59,797
Franklin Covey Company (I)	830	12,724
FTI Consulting, Inc. (I)	6,838	278,170
GP Strategies Corp. (I)	750	16,268
Heidrick & Struggles International, Inc.	4,283	72,297
Hill International, Inc. (I)	9,256	37,672
Huron Consulting Group, Inc. (I)	1,611	97,337
ICF International, Inc. (I)	4,087	167,158
Kelly Services, Inc., Class A	6,833	129,622
Korn/Ferry International	8,307	171,955
ManpowerGroup, Inc.	6,703	431,271
Mistras Group, Inc. (I)	781	18,642
Navigant Consulting, Inc. (I)	9,227	149,016
On Assignment, Inc. (I)	1,999	73,863
RCM Technologies, Inc.	300	1,563
Resources Connection, Inc.	9,420	139,228
RPX Corp. (I)	4,949	45,382
TrueBlue, Inc. (I)	2,519	47,659
		2,086,141

The accompanying notes are an integral part of the financial statements.	133

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail - 1.7%
AMERCO	889	$332,975
ArcBest Corp.	3,836	62,335
Avis Budget Group, Inc. (I)	9,369	301,963
Celadon Group, Inc.	50,725	414,423
Covenant Transportation
Group, Inc., Class A (I)	2,929	52,927
Genesee & Wyoming, Inc., Class A (I)	4,351	256,491
Heartland Express, Inc.	5,144	89,454
Knight Transportation, Inc.	7,004	186,166
Marten Transport, Ltd.	7,428	147,074
Old Dominion Freight Line, Inc. (I)	18,953	1,143,055
P.A.M. Transportation Services, Inc. (I)	975	15,493
Patriot Transportation Holding, Inc. (I)	450	8,753
Providence and Worcester Railroad Company	815	13,285
Roadrunner Transportation Systems, Inc. (I)	600	4,476
Ryder System, Inc.	5,568	340,428
Saia, Inc. (I)	3,963	99,630
Swift Transportation Company (I)(L)	3,911	60,269
USA Truck, Inc. (I)	1,375	24,076
Werner Enterprises, Inc.	5,765	132,422
		3,685,695
Trading companies and distributors - 1.0%
Air Lease Corp.	8,920	238,878
Applied Industrial Technologies, Inc.	3,869	174,647
Beacon Roofing Supply, Inc. (I)	3,589	163,192
BMC Stock Holdings, Inc. (I)	288	5,132
CAI International, Inc. (I)	3,456	25,920
GATX Corp. (L)	4,906	215,717
H&E Equipment Services, Inc.	786	14,958
Houston Wire & Cable Company	3,039	15,955
Kaman Corp.	2,465	104,812
Lawson Products, Inc. (I)	591	11,737
MRC Global, Inc. (I)	8,976	127,549
NOW, Inc. (I)	1,491	27,047
Rush Enterprises, Inc., Class A (I)	5,802	125,033
Rush Enterprises, Inc., Class B (I)(L)	8,167	169,792
TAL International Group, Inc.	5,250	70,403
Titan Machinery, Inc. (I)	2,816	31,398
Transcat, Inc. (I)	1,532	15,397
United Rentals, Inc. (I)	7,430	498,553
WESCO International, Inc. (I)	2,940	151,381
Willis Lease Finance Corp. (I)	406	9,025
		2,196,526
Transportation infrastructure - 0.1%
Macquarie Infrastructure Corp.	1,616	119,665
		36,559,399
Information technology - 15.7%
Communications equipment - 0.6%
ADTRAN, Inc.	3,285	61,265
ARRIS International PLC (I)	606	12,702
Bel Fuse, Inc., Class B	1,641	29,177
Black Box Corp.	2,530	33,092
Brocade Communications Systems, Inc.	8,680	79,682
Calix, Inc. (I)	1,388	9,591
Communications Systems, Inc.	1,800	12,546
Comtech Telecommunications Corp.	3,221	41,358
Digi International, Inc. (I)	4,813	51,643
EchoStar Corp., Class A (I)	5,967	236,890
Finisar Corp. (I)	9,148	160,181
Harmonic, Inc. (I)	1,802	5,136
Ixia (I)	4,426	43,463

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
NETGEAR, Inc. (I)	3,913	$186,024
Oclaro, Inc. (I)(L)	5,040	24,595
Optical Cable Corp.	931	2,067
Polycom, Inc. (I)	17,453	196,346
RELM Wireless Corp.	2,100	10,689
TESSCO Technologies, Inc.	1,750	24,308
Viavi Solutions, Inc. (I)	13,182	87,397
Westell Technologies, Inc., Class A (I)	8,472	5,930
		1,314,082
Electronic equipment, instruments and components - 4.5%
ADDvantage Technologies Group, Inc. (I)	428	758
Anixter International, Inc. (I)	2,190	116,683
Arrow Electronics, Inc. (I)	10,324	639,056
Avnet, Inc.	13,567	549,599
AVX Corp.	16,882	229,258
Belden, Inc.	13,939	841,497
Benchmark Electronics, Inc. (I)	6,223	131,616
Coherent, Inc. (I)	11,894	1,091,631
CTS Corp.	4,099	73,454
Daktronics, Inc.	1,238	7,738
DTS, Inc. (I)	258	6,824
Electro Rent Corp.	3,773	58,142
Electro Scientific Industries, Inc. (I)	4,104	23,967
ePlus, Inc. (I)	1,102	90,133
Fabrinet (I)	5,079	188,532
FARO Technologies, Inc. (I)	280	9,472
Flextronics International, Ltd. (I)	31,374	370,213
Frequency Electronics, Inc. (I)	1,783	16,582
II-VI, Inc. (I)	6,455	121,096
Ingram Micro, Inc., Class A	17,664	614,354
Insight Enterprises, Inc. (I)	5,056	131,456
Iteris, Inc. (I)	8,054	23,034
Jabil Circuit, Inc.	17,909	330,779
Kemet Corp. (I)	10,443	30,598
Key Tronic Corp. (I)	1,900	14,307
Kimball Electronics, Inc. (I)	5,006	62,325
Methode Electronics, Inc.	1,385	47,409
Multi-Fineline Electronix, Inc. (I)	3,796	88,067
Napco Security Technologies, Inc. (I)	1,164	7,403
Novanta, Inc. (I)	410	6,212
OSI Systems, Inc. (I)	1,504	87,428
PAR Technology Corp. (I)	3,132	15,002
Park Electrochemical Corp.	3,038	44,142
PC Connection, Inc.	4,352	103,578
PCM, Inc. (I)	3,055	34,033
Plexus Corp. (I)	3,089	133,445
QLogic Corp. (I)	16,851	248,384
Radisys Corp. (I)	5,279	23,650
RF Industries, Ltd.	120	263
Richardson Electronics, Ltd.	2,384	12,564
Rofin-Sinar Technologies, Inc. (I)	4,747	151,619
Rogers Corp. (I)	2,200	134,420
Sanmina Corp. (I)	10,248	274,749
ScanSource, Inc. (I)	2,542	94,334
SMTC Corp. (I)	490	740
SYNNEX Corp.	3,904	370,177
Systemax, Inc. (I)	7,064	60,256
Tech Data Corp. (I)	18,291	1,314,208
TTM Technologies, Inc. (I)	21,096	158,853
Vicon Industries, Inc. (I)	126	62
Vishay Intertechnology, Inc.	18,624	230,751

The accompanying notes are an integral part of the financial statements.	134

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Vishay Precision Group, Inc. (I)	2,886	$38,730
		9,453,583
Internet software and services - 0.2%
Actua Corp. (I)	1,423	12,850
Bankrate, Inc. (I)	9,842	73,618
Blucora, Inc. (I)	6,814	70,593
DHI Group, Inc. (I)	6,530	40,682
EarthLink Holdings Corp.	12,441	79,622
Internap Corp. (I)	3,547	7,307
Intralinks Holdings, Inc. (I)	1,106	7,189
Limelight Networks, Inc. (I)	7,903	11,775
Monster Worldwide, Inc. (I)	28,794	68,818
RealNetworks, Inc. (I)	3,943	16,994
Reis, Inc.	300	7,470
TechTarget, Inc. (I)	8,844	71,636
XO Group, Inc. (I)	1,173	20,445
		488,999
IT services - 2.5%
Acxiom Corp. (I)	5,890	129,521
CACI International, Inc., Class A (I)	2,362	213,548
Ciber, Inc. (I)	13,394	20,091
Computer Sciences Corp.	227	11,271
CSG Systems International, Inc.	679	27,370
Datalink Corp. (I)	2,596	19,470
DST Systems, Inc.	10,024	1,167,094
Everi Holdings, Inc. (I)	1,664	1,914
Genpact, Ltd. (I)	38,745	1,039,916
Jack Henry & Associates, Inc.	14,117	1,231,991
Luxoft Holding, Inc. (I)	13,613	708,148
ManTech International Corp., Class A	4,529	171,287
ModusLink Global Solutions, Inc. (I)	7,816	9,614
NCI, Inc., Class A	2,106	29,589
Perficient, Inc. (I)	2,608	52,968
StarTek, Inc. (I)	3,143	13,735
Sykes Enterprises, Inc. (I)	8,596	248,940
The Hackett Group, Inc.	1,021	14,161
		5,110,628
Semiconductors and semiconductor equipment - 4.4%
Advanced Energy Industries, Inc. (I)	410	15,564
Alpha & Omega Semiconductor, Ltd. (I)	4,513	62,866
Amkor Technology, Inc. (I)	9,473	54,470
Axcelis Technologies, Inc. (I)	27,071	72,821
AXT, Inc. (I)	4,229	13,491
Brooks Automation, Inc.	15,547	174,437
Cabot Microelectronics Corp.	1,513	64,060
Cirrus Logic, Inc. (I)	1,105	42,863
Cohu, Inc.	4,192	45,483
Cree, Inc. (I)(L)	6,938	169,565
Cypress Semiconductor Corp.	9,695	102,282
Diodes, Inc. (I)	2,439	45,829
DSP Group, Inc. (I)	1,726	18,313
Entegris, Inc. (I)	93,454	1,352,279
Fairchild Semiconductor International, Inc. (I)	13,637	270,694
First Solar, Inc. (I)	9,088	440,586
FormFactor, Inc. (I)	1,299	11,680
GigPeak, Inc. (I)	931	1,825
GSI Technology, Inc. (I)	3,507	14,624
Intersil Corp., Class A	87,963	1,191,019
IXYS Corp.	7,588	77,777
Kulicke & Soffa Industries, Inc. (I)	11,009	133,980

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
MACOM Technology
Solutions Holdings, Inc (I)	29,496	$972,778
Marvell Technology Group, Ltd.	2,067	19,699
MaxLinear, Inc., Class A (I)	991	17,818
Microsemi Corp. (I)	33,538	1,096,022
MKS Instruments, Inc.	4,799	206,645
NeoPhotonics Corp. (I)	5,504	52,453
ON Semiconductor Corp. (I)	35,448	312,651
Photronics, Inc. (I)	11,432	101,859
Qorvo, Inc. (I)	11,386	629,190
Rambus, Inc. (I)	6,055	73,144
Rudolph Technologies, Inc. (I)	4,330	67,245
Sigma Designs, Inc. (I)	7,902	50,810
Silicon Laboratories, Inc. (I)	252	12,282
Tessera Technologies, Inc.	34,068	1,043,844
Ultra Clean Holdings, Inc. (I)	1,700	9,673
Ultratech, Inc. (I)	1,157	26,576
Veeco Instruments, Inc. (I)	115	1,904
		9,071,101
Software - 2.8%
Blackbaud, Inc.	18,216	1,236,866
Bottomline Technologies, Inc. (I)	12,005	258,468
Epiq Systems, Inc.	7,845	114,537
GSE Systems, Inc. (I)	2,016	4,496
Mentor Graphics Corp.	683	14,521
MicroStrategy, Inc., Class A (I)	5,797	1,014,591
Progress Software Corp. (I)	2,755	75,652
Rovi Corp. (I)	6,005	93,918
Seachange International, Inc. (I)	5,428	17,315
SS&C Technologies Holdings, Inc.	30,766	863,909
Synchronoss Technologies, Inc. (I)	1,293	41,195
Take-Two Interactive Software, Inc. (I)	32,400	1,228,608
Telenav, Inc. (I)	3,350	17,085
The Rubicon Project, Inc. (I)	476	6,497
TiVo, Inc. (I)	2,360	23,364
Verint Systems, Inc. (I)	19,480	645,372
Zynga, Inc., Class A (I)	33,371	83,094
		5,739,488
Technology hardware, storage and peripherals - 0.7%
AstroNova, Inc.	1,439	21,902
Cray, Inc. (I)	25,705	769,094
Electronics For Imaging, Inc. (I)	5,466	235,257
Hutchinson Technology, Inc. (I)	5,052	17,126
Imation Corp. (I)	6,288	7,860
Lexmark International, Inc., Class A	8,907	336,239
Super Micro Computer, Inc. (I)	4,794	119,131
		1,506,609
		32,684,490
Materials - 6.1%
Chemicals - 3.1%
A. Schulman, Inc.	4,138	101,050
Albemarle Corp.	5,277	418,519
American Vanguard Corp.	656	9,912
Axiall Corp.	5,489	178,996
Cabot Corp.	1,380	63,011
Calgon Carbon Corp.	3,192	41,975
Chase Corp.	1,174	69,348
Chemtura Corp. (I)	6,621	174,662
Core Molding Technologies, Inc. (I)	1,000	13,650
FutureFuel Corp.	6,696	72,852
Hawkins, Inc.	330	14,325

The accompanying notes are an integral part of the financial statements.	135

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
HB Fuller Company	4,299	$189,113
Huntsman Corp.	21,072	283,418
Innophos Holdings, Inc.	1,309	55,253
Innospec, Inc.	1,994	91,704
Intrepid Potash, Inc. (I)	800	1,152
KMG Chemicals, Inc.	1,101	28,615
Kraton Performance Polymers, Inc. (I)	7,390	206,403
LSB Industries, Inc. (I)	567	6,849
Minerals Technologies, Inc.	22,546	1,280,613
Olin Corp.	13,786	342,444
OMNOVA Solutions, Inc. (I)	6,574	47,662
PolyOne Corp.	30,024	1,058,046
Sensient Technologies Corp.	18,982	1,348,481
Stepan Company	1,071	63,757
Trecora Resources (I)	2,774	28,933
Tredegar Corp.	539	8,689
Tronox, Ltd., Class A	6,193	27,311
Westlake Chemical Corp.	5,672	243,442
		6,470,185
Construction materials - 0.5%
Eagle Materials, Inc.	13,482	1,040,136
United States Lime & Minerals, Inc.	839	49,493
		1,089,629
Containers and packaging - 0.9%
Graphic Packaging Holding Company	121,288	1,520,952
Greif, Inc., Class A	1,678	62,539
Myers Industries, Inc.	1,220	17,568
Sonoco Products Company	4,608	228,833
		1,829,892
Metals and mining - 1.2%
A. M. Castle & Company (I)(L)	4,342	7,121
Allegheny Technologies, Inc.	1,250	15,938
Ampco-Pittsburgh Corp.	1,644	18,594
Carpenter Technology Corp.	2,862	94,246
Century Aluminum Company (I)	12,885	81,562
Coeur Mining, Inc. (I)(L)	10,600	112,996
Commercial Metals Company	11,325	191,393
Ferroglobe PLC	1,167	10,048
Friedman Industries, Inc.	1,511	8,809
Hecla Mining Company	18,529	94,498
Kaiser Aluminum Corp.	100	9,041
Materion Corp.	3,233	80,049
Olympic Steel, Inc.	2,383	65,080
Reliance Steel & Aluminum Company	7,816	601,050
Royal Gold, Inc.	1,385	99,748
Schnitzer Steel Industries, Inc., Class A	5,182	91,203
Steel Dynamics, Inc.	22,645	554,803
Stillwater Mining Company (I)	4,032	47,820
SunCoke Energy, Inc.	6,433	37,440
Synalloy Corp.	2,039	15,619
TimkenSteel Corp.	248	2,386
United States Steel Corp. (L)	8,681	146,362
Universal Stainless & Alloy Products, Inc. (I)	1,562	17,026
Worthington Industries, Inc.	1,932	81,724
		2,484,556
Paper and forest products - 0.4%
Boise Cascade Company (I)	2,384	54,713
Clearwater Paper Corp. (I)	1,959	128,060
Domtar Corp.	7,851	274,864
KapStone Paper and Packaging Corp.	10,420	135,564
Mercer International, Inc.	10,058	80,263

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
PH Glatfelter Company	4,610	$90,172
Resolute Forest Products, Inc. (I)	9,682	51,218
Schweitzer-Mauduit International, Inc.	1,971	69,537
		884,391
		12,758,653
Telecommunication services - 1.4%
Diversified telecommunication services - 1.0%
ATN International, Inc.	1,524	118,582
Consolidated Communications Holdings, Inc.	1,761	47,970
Frontier Communications Corp. (L)	116,159	573,825
Hawaiian Telcom Holdco, Inc. (I)	2,368	50,178
Iridium Communications, Inc. (I)(L)	132,438	1,176,049
ORBCOMM, Inc. (I)	3,587	35,691
Windstream Holdings, Inc. (L)	4,322	40,065
		2,042,360
Wireless telecommunication services - 0.4%
Boingo Wireless, Inc. (I)	2,905	25,913
Leap Wireless International, Inc. (I)	8,053	20,133
Shenandoah Telecommunications Company	5,526	215,846
Spok Holdings, Inc.	5,172	99,121
Telephone & Data Systems, Inc.	12,012	356,276
United States Cellular Corp. (I)	4,397	172,670
		889,959
		2,932,319
Utilities - 1.2%
Gas utilities - 0.8%
UGI Corp.	34,809	1,575,107
Independent power and renewable electricity producers - 0.4%
Calpine Corp. (I)	32,650	481,588
Dynegy, Inc. (I)	1,724	29,722
NRG Energy, Inc.	2,044	30,640
Ormat Technologies, Inc.	5,950	260,372
		802,322
Water utilities - 0.0%
Consolidated Water Company, Ltd. (L)	3,558	46,467
		2,423,896
TOTAL COMMON STOCKS (Cost $194,191,306)		$204,966,310

SECURITIES LENDING COLLATERAL - 4.1%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	843,926	8,445,163
TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,445,348)		$8,445,163

SHORT-TERM INVESTMENTS - 1.0%
Money market funds - 1.0%
State Street Institutional Liquid Reserves Fund,
Premier Class, 0.4706% (Y)	2,149,428	$2,149,428
TOTAL SHORT-TERM INVESTMENTS (Cost $2,149,428)		$2,149,428
Total Investments (Small Cap Opportunities Trust)
(Cost $204,786,082) - 103.3%		$215,560,901
Other assets and liabilities, net - (3.3%)		(6,788,480)
TOTAL NET ASSETS - 100.0%		$208,772,421

The accompanying notes are an integral part of the financial statements.	136

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.9%
Consumer discretionary - 6.2%
Hotels, restaurants and leisure - 0.2%
International Speedway Corp., Class A	34,600	$1,157,370
Household durables - 0.8%
Helen of Troy, Ltd. (I)	52,690	5,418,640
Multiline retail - 1.6%
Fred’s, Inc., Class A	635,992	10,245,831
Specialty retail - 3.6%
Ascena Retail Group, Inc. (I)(L)	788,220	5,509,658
CST Brands, Inc.	15,000	646,200
DSW, Inc., Class A	234,360	4,963,745
Stage Stores, Inc. (L)	524,289	2,558,530
The Cato Corp., Class A	259,996	9,807,049
		23,485,182
		40,307,023
Consumer staples - 3.6%
Beverages - 1.3%
C&C Group PLC	2,172,438	8,520,466
Food and staples retailing - 0.7%
Smart & Final Stores, Inc. (I)	318,320	4,739,785
Food products - 1.6%
Cranswick PLC	356,836	9,953,505
Post Holdings, Inc. (I)	7,200	595,368
		10,548,873
		23,809,124
Energy - 5.1%
Energy equipment and services - 2.1%
Era Group, Inc. (I)	278,457	2,617,496
SEACOR Holdings, Inc. (I)(L)	151,898	8,802,489
Tesco Corp.	347,558	2,325,163
		13,745,148
Oil, gas and consumable fuels - 3.0%
Diamondback Energy, Inc. (I)	6,406	584,291
Dorian LPG, Ltd. (I)(L)	467,370	3,294,959
RSP Permian, Inc. (I)	281,930	9,836,538
Scorpio Tankers, Inc.	1,470,880	6,177,696
		19,893,484
		33,638,632
Financials - 23.8%
Banks - 13.7%
First Busey Corp.	290,083	6,204,875
First Midwest Bancorp, Inc.	655,881	11,517,270
First Niagara Financial Group, Inc.	762,702	7,428,717
Flushing Financial Corp.	317,306	6,308,043
Great Western Bancorp, Inc.	309,836	9,772,227
Hancock Holding Company	344,540	8,995,939
International Bancshares Corp.	494,004	12,888,564
MB Financial, Inc.	316,788	11,493,069
Webster Financial Corp.	439,690	14,927,476
		89,536,180
Capital markets - 1.0%
Ares Capital Corp.	22,096	313,763
Solar Capital, Ltd.	331,845	6,321,647
		6,635,410
Insurance - 2.7%
Alleghany Corp. (I)	1,398	768,313

Small Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Assured Guaranty, Ltd.	11,560	$293,277
Kemper Corp.	163,040	5,050,979
Primerica, Inc.	146,340	8,376,502
Reinsurance Group of America, Inc.	7,340	711,907
State National Companies, Inc.	141,051	1,485,267
White Mountains Insurance Group, Ltd.	760	639,920
		17,326,165
Real estate investment trusts - 4.5%
Corporate Office Properties Trust	241,287	7,134,857
DiamondRock Hospitality Company	576,408	5,204,964
Education Realty Trust, Inc.	198,183	9,144,164
Kite Realty Group Trust	11,230	314,777
Mid-America Apartment Communities, Inc.	4,680	497,952
Summit Hotel Properties, Inc.	531,919	7,042,608
		29,339,322
Thrifts and mortgage finance - 1.9%
Northwest Bancshares, Inc.	845,610	12,540,396
		155,377,473
Health care - 7.3%
Health care equipment and supplies - 2.3%
Haemonetics Corp. (I)	325,340	9,431,607
ICU Medical, Inc. (I)	46,496	5,242,424
STERIS PLC	8,340	573,375
		15,247,406
Health care providers and services - 1.5%
Amsurg Corp. (I)	53,810	4,172,427
CorVel Corp. (I)	121,280	5,236,870
		9,409,297
Health care technology - 1.6%
Allscripts Healthcare Solutions, Inc. (I)	821,540	10,433,558
Life sciences tools and services - 1.4%
Charles River
Laboratories International, Inc. (I)	108,700	8,961,228
Pharmaceuticals - 0.5%
Phibro Animal Health Corp., Class A	181,000	3,377,460
		47,428,949
Industrials - 33.2%
Aerospace and defense - 1.8%
Cubic Corp.	296,630	11,912,661
Air freight and logistics - 0.7%
Forward Air Corp.	107,420	4,783,413
Building products - 1.2%
Tyman PLC	2,329,269	7,775,916
Commercial services and supplies - 10.0%
ACCO Brands Corp. (I)	1,146,620	11,844,585
Clean Harbors, Inc. (I)	7,840	408,542
Essendant, Inc.	383,888	11,731,617
G&K Services, Inc., Class A	200,330	15,339,268
Matthews International Corp., Class A	186,970	10,403,011
SP Plus Corp. (I)	442,328	9,987,766
Steelcase, Inc., Class A	394,930	5,359,200
		65,073,989
Construction and engineering - 1.1%
Primoris Services Corp.	364,930	6,908,125
Electrical equipment - 2.2%
Babcock & Wilcox Enterprises, Inc. (I)	366,350	5,381,682

The accompanying notes are an integral part of the financial statements.	137

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Thermon Group Holdings, Inc. (I)	486,150	$9,338,942
		14,720,624
Industrial conglomerates - 0.1%
Carlisle Companies, Inc.	3,156	333,526
Machinery - 10.3%
Albany International Corp., Class A	376,114	15,018,232
CIRCOR International, Inc.	140,232	7,991,822
ESCO Technologies, Inc.	249,152	9,951,131
Luxfer Holdings PLC, ADR	478,725	5,759,062
Mueller Industries, Inc.	533,810	17,017,863
TriMas Corp. (I)	639,721	11,514,978
		67,253,088
Professional services - 4.3%
FTI Consulting, Inc. (I)	319,315	12,989,734
Huron Consulting Group, Inc. (I)	106,530	6,436,543
Mistras Group, Inc. (I)	371,543	8,868,731
		28,295,008
Trading companies and distributors - 1.5%
GATX Corp. (L)	224,870	9,887,534
		216,943,884
Information technology - 9.0%
Electronic equipment, instruments and components - 6.2%
Belden, Inc.	273,319	16,500,268
Coherent, Inc. (I)	76,090	6,983,540
CTS Corp.	324,360	5,812,531
Keysight Technologies, Inc. (I)	18,660	542,819
ScanSource, Inc. (I)	295,770	10,976,025
		40,815,183
IT services - 1.5%
Forrester Research, Inc.	267,093	9,845,048
Technology hardware, storage and peripherals - 1.3%
Diebold, Inc.	328,820	8,164,601
		58,824,832
Materials - 5.1%
Chemicals - 2.2%
Sensient Technologies Corp.	198,310	14,087,942
Containers and packaging - 1.4%
AptarGroup, Inc.	1,918	151,771
Greif, Inc., Class A	250,670	9,342,471
		9,494,242
Paper and forest products - 1.5%
Deltic Timber Corp.	148,646	9,978,606
		33,560,790
Utilities - 3.6%
Electric utilities - 0.0%
Westar Energy, Inc.	5,280	296,155
Gas utilities - 3.6%
Atmos Energy Corp.	2,590	210,619
New Jersey Resources Corp.	141,958	5,472,481
Spire, Inc.	110,260	7,810,818
UGI Corp.	17,390	786,898
WGL Holdings, Inc.	127,180	9,003,072
		23,283,888
		23,580,043
TOTAL COMMON STOCKS (Cost $521,238,819)		$633,470,750

Small Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 4.1%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	2,668,065	$26,699,322
TOTAL SECURITIES LENDING
COLLATERAL (Cost $26,700,198)		$26,699,322

SHORT-TERM INVESTMENTS - 2.9%
Repurchase agreement - 2.9%
Bank of America Tri-Party Repurchase
Agreement dated 06/30/2016 at 0.440% to
be repurchased at $18,900,231 on
07/01/2016, collateralized by $18,054,291
Government National Mortgage Association,
3.500% due 10/20/2042 (valued at
$19,278,001, including interest)	$18,900,000	$18,900,000
TOTAL SHORT-TERM INVESTMENTS (Cost $18,900,000)		$18,900,000
Total Investments (Small Cap Value Trust)
(Cost $566,839,017) - 103.9%		$679,070,072
Other assets and liabilities, net - (3.9%)		(25,517,681)
TOTAL NET ASSETS - 100.0%		$653,552,391

Small Company Growth Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 95.5%
Consumer discretionary - 14.4%
Auto components - 0.5%
Visteon Corp.	8,817	$580,247
Distributors - 1.0%
Pool Corp.	10,991	1,033,484
Hotels, restaurants and leisure - 6.8%
BJ’s Restaurants, Inc. (I)	17,706	776,054
Dunkin’ Brands Group, Inc.	18,314	798,857
Jack in the Box, Inc.	12,448	1,069,532
Panera Bread Company, Class A (I)	3,708	785,874
Penn National Gaming, Inc. (I)	52,198	728,162
Texas Roadhouse, Inc.	25,463	1,161,113
The Cheesecake Factory, Inc.	16,053	772,791
Vail Resorts, Inc.	8,849	1,223,197
		7,315,580
Household durables - 0.7%
CalAtlantic Group, Inc.	19,289	708,099
Leisure products - 0.7%
Brunswick Corp.	17,336	785,668
Media - 0.7%
IMAX Corp. (I)	24,739	729,306
Specialty retail - 1.3%
DSW, Inc., Class A	22,552	477,651
Five Below, Inc. (I)	18,689	867,356
		1,345,007
Textiles, apparel and luxury goods - 2.7%
Carter’s, Inc.	9,183	977,714
G-III Apparel Group, Ltd. (I)	23,089	1,055,629
Steven Madden, Ltd. (I)	25,348	866,395
		2,899,738
		15,397,129

The accompanying notes are an integral part of the financial statements.	138

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer staples - 2.7%
Beverages - 0.6%
The Boston Beer Company, Inc., Class A (I)	3,781	$646,664
Food products - 2.1%
B&G Foods, Inc.	21,487	1,035,673
Lancaster Colony Corp.	9,728	1,241,390
		2,277,063
		2,923,727
Energy - 4.2%
Energy equipment and services - 1.7%
Dril-Quip, Inc. (I)	8,999	525,812
Patterson-UTI Energy, Inc.	62,097	1,323,908
		1,849,720
Oil, gas and consumable fuels - 2.5%
Energen Corp.	19,579	943,904
Laredo Petroleum, Inc. (I)(L)	74,229	777,920
Parsley Energy, Inc., Class A (I)	34,980	946,559
		2,668,383
		4,518,103
Financials - 9.8%
Banks - 4.9%
BankUnited, Inc.	22,643	695,593
Cathay General Bancorp	29,502	831,956
Cullen/Frost Bankers, Inc.	11,963	762,402
Hancock Holding Company	22,829	596,065
Home BancShares, Inc.	37,024	732,705
MB Financial, Inc.	23,674	858,893
SVB Financial Group (I)	7,594	722,645
		5,200,259
Capital markets - 1.1%
Janus Capital Group, Inc.	48,999	682,066
WisdomTree Investments, Inc. (L)	50,508	494,473
		1,176,539
Diversified financial services - 0.8%
MarketAxess Holdings, Inc.	5,859	851,899
Insurance - 1.2%
American Equity Investment Life
Holding Company	34,874	496,955
RLI Corp.	11,862	815,868
		1,312,823
Real estate investment trusts - 1.8%
Corrections Corp. of America	30,622	1,072,382
CubeSmart	27,507	849,416
		1,921,798
		10,463,318
Health care - 20.6%
Biotechnology - 3.8%
ACADIA Pharmaceuticals, Inc. (I)(L)	14,595	473,754
Cepheid, Inc. (I)	17,343	533,297
Exelixis, Inc. (I)(L)	97,351	760,311
Halozyme Therapeutics, Inc. (I)(L)	32,287	278,637
Momenta Pharmaceuticals, Inc. (I)	53,408	576,806
Neurocrine Biosciences, Inc. (I)	16,634	756,015
Repligen Corp. (I)	23,402	640,279
		4,019,099

Small Company Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies - 5.4%
Align Technology, Inc. (I)	10,861	$874,854
Cantel Medical Corp.	11,765	808,608
DexCom, Inc. (I)	14,651	1,162,264
Hill-Rom Holdings, Inc.	19,120	964,604
NuVasive, Inc. (I)	17,236	1,029,334
NxStage Medical, Inc. (I)	45,969	996,608
		5,836,272
Health care providers and services - 5.1%
Chemed Corp.	10,444	1,423,622
Community Health Systems, Inc. (I)	20,235	243,832
Envision Healthcare Holdings, Inc. (I)	4,276	108,482
HealthEquity, Inc. (I)	32,436	985,568
HealthSouth Corp.	23,340	906,059
Select Medical Holdings Corp. (I)	58,969	640,993
VCA, Inc. (I)	16,368	1,106,640
		5,415,196
Life sciences tools and services - 3.6%
Bio-Techne Corp.	9,376	1,057,332
PAREXEL International Corp. (I)	12,908	811,655
PerkinElmer, Inc.	17,785	932,290
VWR Corp. (I)	36,193	1,045,979
		3,847,256
Pharmaceuticals - 2.7%
Catalent, Inc. (I)	31,564	725,656
Impax Laboratories, Inc. (I)	13,526	389,819
Nektar Therapeutics (I)	64,627	919,642
Prestige Brands Holdings, Inc. (I)	15,614	865,016
		2,900,133
		22,017,956
Industrials - 13.6%
Aerospace and defense - 0.9%
TransDigm Group, Inc. (I)	3,809	1,004,395
Air freight and logistics - 0.8%
Forward Air Corp.	18,801	837,209
Building products - 1.7%
AO Smith Corp.	10,667	939,869
Masonite International Corp. (I)	13,227	874,834
		1,814,703
Commercial services and supplies - 1.3%
Pitney Bowes, Inc.	42,036	748,241
Steelcase, Inc., Class A	48,844	662,813
		1,411,054
Electrical equipment - 1.7%
Acuity Brands, Inc.	7,107	1,762,252
Machinery - 2.3%
ITT, Inc.	23,402	748,396
WABCO Holdings, Inc. (I)	9,829	900,042
Wabtec Corp.	11,727	823,587
		2,472,025
Marine - 0.8%
Kirby Corp. (I)	12,984	810,072
Professional services - 0.7%
CEB, Inc.	11,729	723,445
Road and rail - 2.3%
Knight Transportation, Inc.	37,750	1,003,395
Old Dominion Freight Line, Inc. (I)	13,801	832,338

The accompanying notes are an integral part of the financial statements.	139

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Swift Transportation Company (I)(L)	39,923	$615,213
		2,450,946
Trading companies and distributors - 1.1%
Watsco, Inc.	8,703	1,224,425
		14,510,526
Information technology - 25.9%
Communications equipment - 0.4%
Infinera Corp. (I)	41,764	471,098
Electronic equipment, instruments and components - 2.5%
Cognex Corp.	20,384	878,550
Littelfuse, Inc.	5,575	658,909
SYNNEX Corp.	11,591	1,099,059
		2,636,518
Internet software and services - 2.0%
CoStar Group, Inc. (I)	7,618	1,665,752
Pandora Media, Inc. (I)(L)	40,174	500,166
		2,165,918
IT services - 3.7%
Booz Allen Hamilton Holding Corp.	35,576	1,054,473
EPAM Systems, Inc. (I)	20,041	1,288,837
Euronet Worldwide, Inc. (I)	10,823	748,843
ExlService Holdings, Inc. (I)	16,717	876,138
		3,968,291
Semiconductors and semiconductor equipment - 4.2%
Cavium, Inc. (I)	14,327	553,022
MKS Instruments, Inc.	23,773	1,023,665
Monolithic Power Systems, Inc.	18,174	1,241,648
Power Integrations, Inc.	16,828	842,578
Silicon Laboratories, Inc. (I)	16,896	823,511
		4,484,424
Software - 12.6%
Aspen Technology, Inc. (I)	22,892	921,174
CommVault Systems, Inc. (I)	19,371	836,633
Fair Isaac Corp.	9,814	1,109,080
Guidewire Software, Inc. (I)	18,735	1,157,074
Interactive Intelligence Group, Inc. (I)	14,455	592,510
Manhattan Associates, Inc. (I)	33,139	2,125,204
Mentor Graphics Corp.	36,840	783,218
MicroStrategy, Inc., Class A (I)	6,142	1,074,973
Proofpoint, Inc. (I)	15,474	976,255
Qlik Technologies, Inc. (I)	17,161	507,622
Qualys, Inc. (I)	22,090	658,503
Take-Two Interactive Software, Inc. (I)	24,742	938,217
The Ultimate Software Group, Inc. (I)	6,137	1,290,550
Verint Systems, Inc. (I)	14,888	493,239
		13,464,252
Technology hardware, storage and peripherals - 0.5%
Cray, Inc. (I)	19,085	571,023
		27,761,524
Materials - 2.9%
Chemicals - 0.8%
PolyOne Corp.	26,763	943,128
Construction materials - 1.2%
Martin Marietta Materials, Inc.	6,586	1,264,512

Small Company Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Containers and packaging - 0.9%
Berry Plastics Group, Inc. (I)	24,485	$951,242
		3,158,882
Telecommunication services - 1.4%
Diversified telecommunication services - 1.4%
SBA Communications Corp., Class A (I)	14,360	1,550,018
TOTAL COMMON STOCKS (Cost $86,670,922)		$102,301,183

SECURITIES LENDING COLLATERAL - 3.4%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	363,496	3,637,505
TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,637,609)		$3,637,505

SHORT-TERM INVESTMENTS - 3.3%
Money market funds - 3.3%
State Street Institutional Liquid Reserves Fund,
Premier Class, 0.4706% (Y)	3,510,710	$3,510,710
TOTAL SHORT-TERM INVESTMENTS (Cost $3,510,710)		$3,510,710
Total Investments (Small Company Growth Trust)
(Cost $93,819,241) - 102.2%		$109,449,398
Other assets and liabilities, net - (2.2%)		(2,367,423)
TOTAL NET ASSETS - 100.0%		$107,081,975

Small Company Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.9%
Consumer discretionary - 11.3%
Auto components - 2.0%
Dorman Products, Inc. (I)	42,500	$2,431,000
Drew Industries, Inc.	40,500	3,436,019
		5,867,019
Distributors - 1.2%
Pool Corp.	36,900	3,469,707
Diversified consumer services - 1.1%
American Public Education, Inc. (I)	57,300	1,610,130
Capella Education Company	31,800	1,673,952
		3,284,082
Hotels, restaurants and leisure - 0.5%
Interval Leisure Group, Inc.	62,200	988,980
Red Robin Gourmet Burgers, Inc. (I)	13,000	616,590
		1,605,570
Household durables - 1.7%
Cavco Industries, Inc. (I)	21,000	1,967,700
CSS Industries, Inc.	50,400	1,351,224
Ethan Allen Interiors, Inc.	55,400	1,830,416
		5,149,340
Media - 1.5%
Cable One, Inc.	2,800	1,431,948
New Media Investment Group, Inc.	104,100	1,881,087
Scholastic Corp.	28,800	1,140,768
		4,453,803

The accompanying notes are an integral part of the financial statements.	140

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multiline retail - 0.4%
Fred’s, Inc., Class A	77,800	$1,253,358
Specialty retail - 1.5%
Aaron’s, Inc.	97,100	2,125,519
Party City Holdco, Inc. (I)(L)	58,000	806,780
Pier 1 Imports, Inc. (L)	113,200	581,848
Sportsman’s Warehouse Holdings, Inc. (I)(L)	105,500	850,330
		4,364,477
Textiles, apparel and luxury goods - 1.4%
Crocs, Inc. (I)	64,900	732,072
Culp, Inc.	60,900	1,682,667
Steven Madden, Ltd. (I)	55,400	1,893,572
		4,308,311
		33,755,667
Consumer staples - 3.8%
Food and staples retailing - 1.5%
PriceSmart, Inc.	26,200	2,451,534
SpartanNash Company	63,720	1,948,558
		4,400,092
Food products - 1.2%
Pinnacle Foods, Inc.	32,300	1,495,167
Post Holdings, Inc. (I)	21,300	1,761,297
TreeHouse Foods, Inc. (I)	5,000	513,250
		3,769,714
Household products - 0.7%
Energizer Holdings, Inc.	41,400	2,131,686
Tobacco - 0.4%
Vector Group, Ltd. (L)	51,865	1,162,813
		11,464,305
Energy - 3.5%
Energy equipment and services - 1.1%
RPC, Inc. (L)	75,700	1,175,621
Tesco Corp.	144,600	967,374
TETRA Technologies, Inc. (I)	171,300	1,091,181
		3,234,176
Oil, gas and consumable fuels - 2.4%
Matador Resources Company (I)(L)	121,200	2,399,760
Parsley Energy, Inc., Class A (I)	39,000	1,055,340
PDC Energy, Inc. (I)	24,000	1,382,640
Rice Energy, Inc. (I)	42,600	938,904
WPX Energy, Inc. (I)	135,900	1,265,229
		7,041,873
		10,276,049
Financials - 36.0%
Banks - 13.3%
BankUnited, Inc.	62,500	1,920,000
BBCN Bancorp, Inc.	120,000	1,790,400
CoBiz Financial, Inc.	118,900	1,391,130
Columbia Banking System, Inc.	94,300	2,646,058
East West Bancorp, Inc.	117,400	4,012,732
Glacier Bancorp, Inc.	96,100	2,554,338
Home BancShares, Inc.	300,200	5,940,958
National Bank Holdings Corp., Class A	93,100	1,895,516
Paragon Commercial Corp. (I)	2,700	94,500
Pinnacle Financial Partners, Inc.	14,600	713,210
Popular, Inc.	89,100	2,610,630
Prosperity Bancshares, Inc.	52,500	2,676,975

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Sandy Spring Bancorp, Inc.	62,300	$1,810,438
SVB Financial Group (I)	29,600	2,816,736
Texas Capital Bancshares, Inc. (I)	27,800	1,299,928
Towne Bank (L)	90,300	1,954,995
Webster Financial Corp.	43,950	1,492,103
Wintrust Financial Corp.	40,200	2,050,200
		39,670,847
Capital markets - 2.4%
Hercules Capital, Inc.	165,300	2,053,026
Houlihan Lokey, Inc.	32,062	717,227
Janus Capital Group, Inc.	89,700	1,248,624
Main Street Capital Corp. (L)	39,000	1,281,150
Safeguard Scientifics, Inc. (I)	66,000	824,340
TPG Specialty Lending, Inc. (L)	70,400	1,169,344
		7,293,711
Consumer finance - 0.6%
Green Dot Corp., Class A (I)	73,000	1,678,270
Diversified financial services - 0.8%
Bats Global Markets, Inc. (I)	32,704	840,166
Compass Diversified Holdings	89,400	1,483,146
		2,323,312
Insurance - 4.7%
Assured Guaranty, Ltd.	57,000	1,446,090
Employers Holdings, Inc.	62,550	1,815,201
National Interstate Corp.	56,000	1,694,000
ProAssurance Corp.	108,500	5,810,175
RenaissanceRe Holdings, Ltd.	7,000	822,080
Safety Insurance Group, Inc.	18,900	1,163,862
State Auto Financial Corp.	60,800	1,332,128
		14,083,536
Real estate investment trusts - 11.9%
Acadia Realty Trust	81,800	2,905,536
American Assets Trust, Inc.	19,200	814,848
American Campus Communities, Inc.	46,300	2,447,881
CatchMark Timber Trust, Inc., Class A	84,130	1,028,069
Cedar Realty Trust, Inc.	363,000	2,697,090
Douglas Emmett, Inc.	51,800	1,839,936
EastGroup Properties, Inc.	32,600	2,246,792
First Potomac Realty Trust	156,800	1,442,560
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	61,600	1,330,560
Healthcare Realty Trust, Inc.	52,800	1,847,472
Kilroy Realty Corp.	31,400	2,081,506
LaSalle Hotel Properties	59,600	1,405,368
Potlatch Corp.	52,600	1,793,660
PS Business Parks, Inc.	21,400	2,270,112
Redwood Trust, Inc.	92,600	1,278,806
Retail Opportunity Investments Corp.	37,100	803,957
RLJ Lodging Trust	70,300	1,507,935
Rouse Properties, Inc.	63,400	1,157,050
Saul Centers, Inc.	40,200	2,480,742
Washington Real Estate Investment Trust	61,900	1,947,374
		35,327,254
Thrifts and mortgage finance - 2.3%
Beneficial Bancorp, Inc. (I)	153,540	1,953,029
Radian Group, Inc.	136,000	1,417,120
United Financial Bancorp, Inc.	140,400	1,822,392

The accompanying notes are an integral part of the financial statements.	141

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
WSFS Financial Corp.	50,100	$1,612,719
		6,805,260
		107,182,190
Health care - 7.6%
Health care equipment and supplies - 5.4%
Analogic Corp.	18,600	1,477,584
Atrion Corp.	7,470	3,196,114
Haemonetics Corp. (I)	63,800	1,849,562
Halyard Health, Inc. (I)	76,000	2,471,520
Quidel Corp. (I)	90,600	1,618,116
West Pharmaceutical Services, Inc.	71,000	5,387,480
		16,000,376
Health care providers and services - 2.2%
National HealthCare Corp.	27,250	1,764,165
Select Medical Holdings Corp. (I)	87,300	948,951
The Ensign Group, Inc.	26,500	556,765
Triple-S Management Corp., Class B (I)	49,300	1,204,399
WellCare Health Plans, Inc. (I)	19,800	2,124,144
		6,598,424
		22,598,800
Industrials - 14.6%
Aerospace and defense - 0.6%
Cubic Corp.	24,300	975,888
Triumph Group, Inc.	21,400	759,697
		1,735,585
Building products - 1.0%
Universal Forest Products, Inc.	31,000	2,873,390
Commercial services and supplies - 3.3%
Brady Corp., Class A	62,300	1,903,888
G&K Services, Inc., Class A	32,200	2,465,554
Matthews International Corp., Class A	28,200	1,569,048
McGrath RentCorp	93,130	2,848,847
MSA Safety, Inc.	22,900	1,202,937
		9,990,274
Construction and engineering - 0.9%
Aegion Corp. (I)	79,200	1,545,192
Comfort Systems USA, Inc.	31,700	1,032,469
		2,577,661
Machinery - 3.0%
CIRCOR International, Inc.	33,500	1,909,165
Colfax Corp. (I)	18,100	478,926
ESCO Technologies, Inc.	62,500	2,496,250
Hillenbrand, Inc.	35,510	1,066,720
RBC Bearings, Inc. (I)	21,200	1,537,000
Sun Hydraulics Corp.	50,700	1,505,283
		8,993,344
Marine - 0.5%
Kirby Corp. (I)	23,200	1,447,448
Professional services - 1.1%
FTI Consulting, Inc. (I)	39,600	1,610,928
Navigant Consulting, Inc. (I)	112,200	1,812,030
		3,422,958
Road and rail - 2.5%
Genesee & Wyoming, Inc., Class A (I)	36,500	2,151,675
Landstar System, Inc.	65,000	4,462,900

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Universal Truckload Services, Inc.	64,589	$833,198
		7,447,773
Trading companies and distributors - 1.7%
Applied Industrial Technologies, Inc.	19,600	884,744
Beacon Roofing Supply, Inc. (I)	60,500	2,750,935
Kaman Corp.	34,400	1,462,688
		5,098,367
		43,586,800
Information technology - 9.3%
Communications equipment - 0.5%
Ixia (I)	138,500	1,360,070
Electronic equipment, instruments and components - 5.5%
Badger Meter, Inc.	26,600	1,942,598
Belden, Inc.	54,100	3,266,017
Electro Rent Corp.	117,900	1,816,839
Littelfuse, Inc.	33,400	3,947,546
Methode Electronics, Inc.	48,800	1,670,424
SYNNEX Corp.	41,300	3,916,066
		16,559,490
IT services - 0.0%
CSRA, Inc.	2,211	51,804
Semiconductors and semiconductor equipment - 2.7%
Advanced Energy Industries, Inc. (I)	70,300	2,668,588
Brooks Automation, Inc.	113,200	1,270,104
Cabot Microelectronics Corp.	50,600	2,142,404
Intersil Corp., Class A	91,600	1,240,264
Veeco Instruments, Inc. (I)	43,600	722,016
		8,043,376
Software - 0.6%
Progress Software Corp. (I)	64,500	1,771,170
		27,785,910
Materials - 5.1%
Chemicals - 2.4%
American Vanguard Corp.	75,900	1,146,849
Innospec, Inc.	45,300	2,083,347
KMG Chemicals, Inc.	53,500	1,390,465
Minerals Technologies, Inc.	46,600	2,646,880
		7,267,541
Containers and packaging - 0.7%
Myers Industries, Inc.	141,200	2,033,280
Metals and mining - 1.1%
Carpenter Technology Corp.	53,000	1,745,290
Reliance Steel & Aluminum Company	19,700	1,514,930
		3,260,220
Paper and forest products - 0.9%
Clearwater Paper Corp. (I)	41,400	2,706,318
		15,267,359
Utilities - 7.7%
Electric utilities - 2.9%
El Paso Electric Company	43,000	2,032,610
PNM Resources, Inc.	120,700	4,277,608
Portland General Electric Company	54,700	2,413,364
		8,723,582
Gas utilities - 3.4%
Atmos Energy Corp.	23,700	1,927,284

The accompanying notes are an integral part of the financial statements.	142

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
ONE Gas, Inc.	60,800	$4,048,672
South Jersey Industries, Inc.	8,100	256,122
Southwest Gas Corp.	28,700	2,258,977
WGL Holdings, Inc.	24,200	1,713,118
		10,204,173
Independent power and renewable electricity producers - 0.3%
NRG Energy, Inc.	46,036	690,080
Multi-utilities - 1.1%
NorthWestern Corp.	51,300	3,235,491
		22,853,326
TOTAL COMMON STOCKS (Cost $219,684,252)		$294,770,406

SECURITIES LENDING COLLATERAL - 2.8%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	834,975	8,355,594
TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,355,789)		$8,355,594

SHORT-TERM INVESTMENTS - 0.9%
Money market funds - 0.9%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2499% (Y)	788,980	$788,980
T. Rowe Price Prime Reserve
Fund, 0.3204% (Y)	1,949,412	1,949,412
TOTAL SHORT-TERM INVESTMENTS (Cost $2,738,392)		$2,738,392
Total Investments (Small Company Value Trust)
(Cost $230,778,433) - 102.6%		$305,864,392
Other assets and liabilities, net - (2.6%)		(7,736,976)
TOTAL NET ASSETS - 100.0%		$298,127,416

Strategic Equity Allocation Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.7%
Consumer discretionary - 11.8%
Auto components - 0.6%
Aisin Seiki Company, Ltd.	47,504	$1,934,993
American Axle &
Manufacturing Holdings, Inc. (I)	16,020	231,970
BorgWarner, Inc.	64,209	1,895,450
Bridgestone Corp.	162,674	5,227,843
Cie Generale des Etablissements Michelin	45,478	4,285,872
Continental AG	27,500	5,203,732
Cooper Tire & Rubber Company	11,463	341,827
Cooper-Standard Holding, Inc. (I)	3,074	242,815
Dana Holding Corp.	98,505	1,040,213
Delphi Automotive PLC	81,502	5,102,025
Denso Corp.	121,595	4,278,360
Dorman Products, Inc. (I)	5,502	314,714
Drew Industries, Inc.	4,961	420,891
Federal-Mogul Holdings Corp. (I)	6,945	57,713
Fox Factory Holding Corp. (I)	4,851	84,262
Gentex Corp.	131,649	2,033,977
Gentherm, Inc. (I)	7,752	265,506

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
GKN PLC	424,702	$1,535,489
Horizon Global Corp. (I)	4,209	47,772
Johnson Controls, Inc.	190,361	8,425,378
Koito Manufacturing Company, Ltd.	28,166	1,296,888
Metaldyne Performance Group, Inc.	3,336	45,870
Modine Manufacturing Company (I)	10,234	90,059
Motorcar Parts of America, Inc. (I)	3,938	107,035
NGK Spark Plug Company, Ltd.	44,399	670,193
NHK Spring Company, Ltd.	51,877	421,027
NOK Corp.	23,472	399,156
Nokian Renkaat OYJ	28,875	1,034,934
Spartan Motors, Inc.	8,143	50,975
Standard Motor Products, Inc.	4,507	179,288
Stanley Electric Company, Ltd.	37,767	806,563
Stoneridge, Inc. (I)	5,787	86,458
Strattec Security Corp.	977	39,832
Sumitomo Electric Industries, Ltd.	189,143	2,503,391
Sumitomo Rubber Industries, Ltd.	42,102	563,657
Superior Industries International, Inc.	5,220	139,792
Tenneco, Inc. (I)	11,749	547,621
The Goodyear Tire & Rubber Company	78,418	2,012,206
The Yokohama Rubber Company, Ltd.	27,600	346,159
Tower International, Inc.	4,343	89,379
Toyoda Gosei Company, Ltd.	16,003	285,003
Toyota Industries Corp.	41,053	1,632,262
Valeo SA	59,634	2,647,396
		58,965,946
Automobiles - 1.3%
Bayerische Motoren Werke AG	82,671	6,016,387
Daihatsu Motor Company, Ltd.	48,712	634,523
Daimler AG	240,772	14,407,390
Ferrari NV	30,505	1,252,300
Fiat Chrysler Automobiles NV	227,049	1,397,590
Ford Motor Company	1,158,940	14,567,876
Fuji Heavy Industries, Ltd.	146,812	5,046,424
General Motors Company	412,662	11,678,335
Harley-Davidson, Inc. (L)	54,065	2,449,145
Honda Motor Company, Ltd.	407,673	10,226,577
Isuzu Motors, Ltd.	147,200	1,813,060
Mazda Motor Corp.	142,500	1,885,742
Mitsubishi Motors Corp.	172,137	794,642
Nissan Motor Company, Ltd.	621,896	5,549,998
Peugeot SA (I)	121,272	1,453,577
Renault SA	48,066	3,628,861
Suzuki Motor Corp.	91,543	2,478,794
Thor Industries, Inc.	20,812	1,347,369
Toyota Motor Corp.	667,852	32,924,101
Volkswagen AG	8,113	1,075,480
Winnebago Industries, Inc.	5,677	130,117
Yamaha Motor Company, Ltd.	70,013	1,068,027
		121,826,315
Distributors - 0.1%
Core-Mark Holding Company, Inc.	9,588	449,294
Genuine Parts Company	43,951	4,450,039
Jardine Cycle and Carriage, Ltd.	24,767	677,523
LKQ Corp. (I)	90,008	2,853,254
Pool Corp.	19,175	1,803,025
Weyco Group, Inc.	1,359	37,753
		10,270,888
Diversified consumer services - 0.1%
American Public Education, Inc. (I)	3,349	94,107

The accompanying notes are an integral part of the financial statements.	143

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Apollo Education Group, Inc. (I)	18,244	$166,385
Ascent Capital Group, Inc., Class A (I)	2,558	39,368
Benesse Holdings, Inc.	16,255	381,598
Bright Horizons Family Solutions, Inc. (I)	9,146	606,471
Capella Education Company	2,416	127,178
Career Education Corp. (I)	14,888	88,584
Carriage Services, Inc.	3,312	78,428
Chegg, Inc. (I)(L)	17,759	88,795
DeVry Education Group, Inc. (L)	39,011	695,956
Graham Holdings Company, Class B	1,952	955,582
Grand Canyon Education, Inc. (I)	9,460	377,643
H&R Block, Inc.	68,573	1,577,179
Houghton Mifflin Harcourt Company (I)	26,230	409,975
K12, Inc. (I)	7,390	92,301
LifeLock, Inc. (I)	17,997	284,533
Regis Corp. (I)	8,014	99,774
Service Corp. International	88,299	2,387,605
Sotheby’s (L)	34,768	952,643
Strayer Education, Inc. (I)	2,259	110,985
Weight Watchers International, Inc. (I)(L)	5,962	69,338
		9,684,428
Hotels, restaurants and leisure - 1.7%
Accor SA	44,121	1,690,546
Aristocrat Leisure, Ltd.	134,040	1,394,425
Belmond, Ltd., Class A (I)	17,738	175,606
Biglari Holdings, Inc. (I)	218	87,928
BJ’s Restaurants, Inc. (I)	4,915	215,424
Bloomin’ Brands, Inc.	24,003	428,934
Bob Evans Farms, Inc.	4,160	157,872
Bojangles’, Inc. (I)(L)	2,394	40,578
Boyd Gaming Corp. (I)	17,324	318,762
Brinker International, Inc.	25,393	1,156,143
Buffalo Wild Wings, Inc. (I)	12,533	1,741,460
Caesars Acquisition Company, Class A (I)	9,506	106,657
Caesars Entertainment Corp. (I)(L)	12,214	93,926
Carnival Corp.	128,442	5,677,136
Carnival PLC	47,422	2,103,629
Carrols Restaurant Group, Inc. (I)	7,655	91,095
Chipotle Mexican Grill, Inc. (I)	8,822	3,553,149
Churchill Downs, Inc.	7,988	1,009,364
Chuy’s Holdings, Inc. (I)	3,495	120,962
ClubCorp Holdings, Inc.	13,942	181,246
Compass Group PLC	411,124	7,821,790
Cracker Barrel Old Country Store, Inc. (L)	14,887	2,552,674
Crown Resorts, Ltd.	92,591	880,677
Darden Restaurants, Inc.	33,793	2,140,449
Dave & Buster’s Entertainment, Inc. (I)	7,992	373,946
Del Frisco’s Restaurant Group, Inc. (I)	5,562	79,648
Del Taco Restaurants, Inc. (I)	5,594	50,905
Denny’s Corp. (I)	16,185	173,665
Diamond Resorts International, Inc. (I)(L)	7,888	236,324
DineEquity, Inc.	3,610	306,056
Domino’s Pizza Enterprises, Ltd.	15,334	789,049
Domino’s Pizza, Inc.	22,858	3,003,084
Dunkin’ Brands Group, Inc.	41,769	1,821,964
El Pollo Loco Holdings, Inc. (I)(L)	4,721	61,373
Eldorado Resorts, Inc. (I)	6,189	94,042
Fiesta Restaurant Group, Inc. (I)	5,791	126,302
Flight Centre Travel Group, Ltd. (L)	13,750	327,119
Galaxy Entertainment Group, Ltd.	589,153	1,762,757
Genting Singapore PLC	1,496,021	811,525
Golden Entertainment, Inc.	2,851	33,328
InterContinental Hotels Group PLC	46,736	1,723,634

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
International Speedway Corp., Class A	17,890	$598,421
Interval Leisure Group, Inc.	23,992	381,473
Intrawest Resorts Holdings, Inc. (I)	4,012	52,076
Isle of Capri Casinos, Inc. (I)	5,499	100,742
J Alexander’s Holdings, Inc. (I)	3,734	37,079
Jack in the Box, Inc.	21,678	1,862,574
Jamba, Inc. (I)(L)	3,667	37,733
Krispy Kreme Doughnuts, Inc. (I)	12,174	255,167
La Quinta Holdings, Inc. (I)	18,121	206,579
Lindblad Expeditions Holdings, Inc. (I)	4,257	40,995
Marriott International, Inc., Class A (L)	55,847	3,711,592
Marriott Vacations Worldwide Corp.	4,697	321,698
McDonald’s Corp.	258,953	31,162,404
McDonald’s Holdings
Company Japan, Ltd. (L)	16,161	438,977
Melco Crown Entertainment, Ltd., ADR (L)	47,500	597,550
Merlin Entertainments PLC (S)	175,909	1,035,924
MGM China Holdings, Ltd.	243,372	317,772
Monarch Casino & Resort, Inc. (I)	2,715	59,649
Nathan’s Famous, Inc. (I)	864	38,448
Oriental Land Company, Ltd.	54,600	3,535,316
Paddy Power Betfair PLC	19,805	2,081,432
Panera Bread Company, Class A (I)	10,392	2,202,480
Papa John’s International, Inc.	5,716	388,688
Penn National Gaming, Inc. (I)	15,865	221,317
Pinnacle Entertainment, Inc. (I)	12,443	137,868
Planet Fitness, Inc., Class A (I)(L)	3,646	68,836
Popeyes Louisiana Kitchen, Inc. (I)	4,524	247,191
Potbelly Corp. (I)(L)	5,657	70,939
Red Robin Gourmet Burgers, Inc. (I)	2,898	137,452
Red Rock Resorts, Inc. (I)(L)	6,408	140,848
Royal Caribbean Cruises, Ltd. (L)	49,813	3,344,943
Ruby Tuesday, Inc. (I)	14,669	52,955
Ruth’s Hospitality Group, Inc.	6,998	111,618
Sands China, Ltd.	607,082	2,054,312
Scientific Games Corp., Class A (I)(L)	11,529	105,952
SeaWorld Entertainment, Inc. (L)	13,822	198,069
Shake Shack, Inc., Class A (I)(L)	3,374	122,915
Shangri-La Asia, Ltd.	321,964	323,253
SJM Holdings, Ltd.	475,884	291,382
Sodexo	23,641	2,532,646
Sonic Corp.	9,941	268,904
Speedway Motorsports, Inc.	3,044	54,031
Starbucks Corp.	430,673	24,600,042
Starwood Hotels & Resorts Worldwide, Inc.	49,571	3,665,775
Tabcorp Holdings, Ltd.	211,578	728,837
Tatts Group, Ltd.	362,863	1,044,222
Texas Roadhouse, Inc.	42,718	1,947,941
The Cheesecake Factory, Inc.	29,810	1,435,053
The Habit Restaurants, Inc., Class A (I)(L)	3,238	53,038
The Marcus Corp.	4,453	93,958
The Wendy’s Company	97,186	934,929
TUI AG	125,577	1,429,307
Whitbread PLC	45,692	2,137,893
William Hill PLC	219,138	754,831
Wingstop, Inc. (I)	3,386	92,269
Wyndham Worldwide Corp.	33,062	2,355,006
Wynn Macau, Ltd.	393,670	570,461
Wynn Resorts, Ltd. (L)	23,823	2,159,317
Yum! Brands, Inc.	120,024	9,952,390
Zoe’s Kitchen, Inc. (I)(L)	4,059	147,220
		159,567,842

The accompanying notes are an integral part of the financial statements.	144

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables - 0.8%
Barratt Developments PLC	251,660	$1,367,526
Bassett Furniture Industries, Inc.	2,337	55,948
Beazer Homes USA, Inc. (I)	7,279	56,412
Berkeley Group Holdings PLC	32,762	1,106,296
CalAtlantic Group, Inc.	33,988	1,247,699
Casio Computer Company, Ltd. (L)	57,148	822,944
Cavco Industries, Inc. (I)	1,784	167,161
Century Communities, Inc. (I)	3,560	61,730
CSS Industries, Inc.	2,351	63,030
DR Horton, Inc.	96,717	3,044,651
Electrolux AB, Series B	60,673	1,654,240
Ethan Allen Interiors, Inc.	5,113	168,934
Flexsteel Industries, Inc.	1,550	61,411
Garmin, Ltd. (L)	34,162	1,449,152
GoPro, Inc., Class A (I)(L)	21,451	231,885
Green Brick Partners, Inc. (I)(L)	5,766	41,919
Harman International Industries, Inc.	20,743	1,489,762
Helen of Troy, Ltd. (I)	18,441	1,896,472
Hooker Furniture Corp.	2,614	56,175
Hovnanian Enterprises, Inc., Class A (I)(L)	28,982	48,690
Husqvarna AB, B Shares	104,168	775,684
Iida Group Holdings Company, Ltd.	36,200	741,342
Installed Building Products, Inc. (I)	4,225	153,325
iRobot Corp. (I)	5,654	198,342
KB Home (L)	55,590	845,524
La-Z-Boy, Inc.	10,314	286,935
Leggett & Platt, Inc.	39,695	2,028,811
Lennar Corp., Class A	52,571	2,423,523
LGI Homes, Inc. (I)(L)	3,241	103,518
Libbey, Inc.	5,008	79,577
Lifetime Brands, Inc.	2,705	39,466
M/I Homes, Inc. (I)	5,238	98,632
MDC Holdings, Inc.	8,136	198,030
Meritage Homes Corp. (I)	7,995	300,132
Mohawk Industries, Inc. (I)	18,690	3,546,614
NACCO Industries, Inc., Class A	922	51,632
Newell Brands, Inc.	134,142	6,515,277
Nikon Corp.	84,246	1,140,675
NVR, Inc. (I)	1,670	2,973,168
Panasonic Corp.	552,009	4,749,231
Persimmon PLC	76,887	1,490,968
PulteGroup, Inc.	92,547	1,803,741
Rinnai Corp.	8,478	749,141
Sekisui Chemical Company, Ltd.	103,163	1,271,050
Sekisui House, Ltd.	151,078	2,645,690
Sony Corp.	315,700	9,301,145
Taylor Morrison Home Corp., Class A (I)	6,455	95,792
Taylor Wimpey PLC	815,701	1,447,121
Techtronic Industries Company	340,242	1,420,850
Tempur Sealy International, Inc. (I)	27,767	1,536,070
Toll Brothers, Inc. (I)	69,543	1,871,402
TopBuild Corp. (I)	8,001	289,636
TRI Pointe Group, Inc. (I)	97,888	1,157,036
Tupperware Brands Corp.	23,019	1,295,509
Universal Electronics, Inc. (I)	3,036	219,442
WCI Communities, Inc. (I)	4,759	80,427
Whirlpool Corp.	22,691	3,781,228
William Lyon Homes, Class A (I)(L)	5,177	83,453
ZAGG, Inc. (I)	6,653	34,928
		72,916,104
Internet and catalog retail - 1.3%
1-800-Flowers.com, Inc., Class A (I)	6,141	55,392
Amazon.com, Inc. (I)	114,157	81,693,032

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet and catalog retail (continued)
Blue Nile, Inc.	2,476	$67,793
Duluth Holdings, Inc., Class B (I)	2,113	51,684
Etsy, Inc. (I)	22,518	215,948
Expedia, Inc.	34,811	3,700,409
FTD Companies, Inc. (I)	3,633	90,680
HSN, Inc.	21,090	1,031,934
Lands’ End, Inc. (I)(L)	3,354	55,073
Liberty TripAdvisor Holdings, Inc., Class A (I)	15,384	336,602
Netflix, Inc. (I)	125,711	11,500,042
Nutrisystem, Inc.	6,148	155,913
Overstock.com, Inc. (I)	2,996	48,266
PetMed Express, Inc. (L)	4,416	82,844
Rakuten, Inc.	233,105	2,529,966
Shutterfly, Inc. (I)	7,260	338,389
Start Today Company, Ltd.	14,800	782,308
The Priceline Group, Inc. (I)	14,711	18,365,360
TripAdvisor, Inc. (I)	33,079	2,126,980
Wayfair, Inc., Class A (I)(L)	6,635	258,765
Zalando SE (I)	22,090	584,643
		124,072,023
Leisure products - 0.2%
Arctic Cat, Inc.	3,096	52,632
Bandai Namco Holdings, Inc.	49,993	1,290,145
Brunswick Corp.	41,309	1,872,124
Callaway Golf Company	20,378	208,059
Hasbro, Inc.	33,009	2,772,426
Johnson Outdoors, Inc., Class A	1,458	37,471
Malibu Boats, Inc., Class A (I)	4,307	52,029
Mattel, Inc.	99,918	3,126,434
Nautilus, Inc. (I)	6,661	118,832
Polaris Industries, Inc. (L)	27,394	2,239,733
Sankyo Company, Ltd.	11,151	418,085
Sega Sammy Holdings, Inc.	47,336	509,813
Shimano, Inc.	18,581	2,840,989
Smith & Wesson Holding Corp. (I)	11,482	312,081
Sturm Ruger & Company, Inc. (L)	3,844	246,054
Vista Outdoor, Inc. (I)	27,682	1,321,262
Yamaha Corp.	41,573	1,120,534
		18,538,703
Media - 2.2%
Altice NV, Class A (I)(L)	93,098	1,390,087
Altice NV, Class B (I)	27,208	409,920
AMC Entertainment Holdings, Inc., Class A	4,577	126,371
AMC Networks, Inc., Class A (I)	27,890	1,685,114
Axel Springer AG	10,850	569,664
Cable One, Inc.	1,989	1,017,194
Carmike Cinemas, Inc. (I)	5,160	155,419
CBS Corp., Class B	123,864	6,743,156
Central European Media
Enterprises, Ltd., Class A (I)(L)	19,500	41,145
Cinemark Holdings, Inc.	48,186	1,756,862
Comcast Corp., Class A	714,374	46,570,041
Daily Journal Corp. (I)(L)	232	54,982
Dentsu, Inc.	54,165	2,539,030
Discovery Communications, Inc., Series A (I)	44,839	1,131,288
Discovery Communications, Inc., Series C (I)	69,185	1,650,062
DreamWorks Animation
SKG, Inc., Class A (I)	48,977	2,001,690
Entercom Communications Corp., Class A	6,047	82,058
Entravision Communications Corp., Class A	14,737	99,033
Eros International PLC (I)(L)	6,433	104,665
Eutelsat Communications	43,690	824,653

The accompanying notes are an integral part of the financial statements.	145

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
Gannett Company, Inc.	24,545	$338,966
Global Eagle Entertainment, Inc. (I)	10,358	68,777
Gray Television, Inc. (I)	13,891	150,717
Hakuhodo DY Holdings, Inc.	53,473	640,917
IMAX Corp. (I)	12,248	361,071
ITV PLC	907,310	2,175,433
JCDecaux SA (I)	18,651	628,852
John Wiley & Sons, Inc., Class A	21,992	1,147,543
Lagardere SCA	29,053	631,962
Liberty Braves Group, Class A (I)	2,916	43,857
Liberty Braves Group, Class C (I)	6,719	98,501
Liberty Media Group, Series A (I)	4,738	90,685
Liberty Media Group, Series C (I)	9,195	174,429
Live Nation Entertainment, Inc. (I)	66,597	1,565,030
Loral Space & Communications, Inc. (I)	2,865	101,049
MDC Partners, Inc., Class A	10,943	200,147
Media General, Inc. (I)	23,074	396,642
Meredith Corp.	25,006	1,298,061
MSG Networks, Inc., Class A (I)	12,556	192,609
National CineMedia, Inc.	13,095	202,711
New Media Investment Group, Inc.	8,407	151,914
News Corp., Class A	110,253	1,251,372
News Corp., Class B	32,383	377,910
Nexstar Broadcasting Group, Inc., Class A (L)	6,337	301,514
Omnicom Group, Inc.	70,341	5,732,088
Pearson PLC	205,861	2,677,862
ProSiebenSat.1 Media AG	54,794	2,396,802
Publicis Groupe SA	47,297	3,164,282
REA Group, Ltd.	13,378	600,375
Reading International, Inc., Class A (I)	3,498	43,690
RELX NV	248,676	4,302,250
RELX PLC	277,056	5,101,825
Rizzoli Corriere Della Sera
Mediagroup SpA (I)	15,091	13,520
RTL Group SA	9,786	799,212
Schibsted ASA	18,971	568,672
Schibsted ASA, Class B	21,856	625,301
Scholastic Corp.	5,740	227,361
Scripps Networks Interactive, Inc., Class A	27,558	1,716,037
SES SA	82,112	1,757,815
Sinclair Broadcast Group, Inc., Class A	14,000	418,040
Singapore Press Holdings, Ltd.	396,332	1,167,903
Sky PLC	258,225	2,934,323
TEGNA, Inc.	64,310	1,490,063
Telenet Group Holding NV (I)	12,876	588,773
The EW Scripps Company, Class A (I)	12,801	202,768
The Interpublic Group of Companies, Inc.	118,077	2,727,579
The New York Times Company, Class A	82,427	997,367
The Walt Disney Company	440,738	43,112,991
Thomson Reuters Corp.	29,396	1,188,186
Time Warner, Inc.	232,017	17,062,530
Time, Inc.	68,127	1,121,370
Toho Company, Ltd.	27,808	770,041
tronc, Inc.	5,973	82,427
Twenty-First Century Fox, Inc., Class A	322,632	8,727,196
Twenty-First Century Fox, Inc., Class B	126,219	3,439,468
Viacom, Inc., Class B	101,757	4,219,863
Vivendi SA	290,810	5,440,680
Wolters Kluwer NV	75,554	3,059,271
World Wrestling
Entertainment, Inc., Class A (L)	7,770	143,046
WPP PLC	323,762	6,747,648
		216,911,728

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multiline retail - 0.5%
Big Lots, Inc.	30,640	$1,535,370
Dollar General Corp.	83,384	7,838,096
Dollar Tree, Inc. (I)	68,952	6,498,036
Don Quijote Company, Ltd.	29,400	1,092,584
Fred’s, Inc., Class A	7,674	123,628
Harvey Norman Holding, Ltd.	140,133	487,605
Isetan Mitsukoshi Holdings, Ltd.	83,928	747,026
J Front Retailing Company, Ltd.	61,700	639,727
J.C. Penney Company, Inc. (I)(L)	140,129	1,244,346
Kohl’s Corp.	55,733	2,113,395
Macy’s, Inc.	91,108	3,062,140
Marks & Spencer Group PLC	404,742	1,733,316
Marui Group Company, Ltd.	52,341	704,609
Next PLC	35,968	2,376,616
Nordstrom, Inc. (L)	37,991	1,445,558
Ollie’s Bargain Outlet Holdings, Inc. (I)	4,379	108,993
Ryohin Keikaku Company, Ltd.	6,000	1,462,185
Sears Holdings Corp. (I)(L)	2,732	37,183
Takashimaya Company, Ltd.	75,883	543,515
Target Corp.	173,745	12,130,876
Tuesday Morning Corp. (I)	10,248	71,941
		45,996,745
Specialty retail - 2.0%
Aaron’s, Inc.	43,229	946,283
ABC-Mart, Inc.	8,264	554,612
Abercrombie & Fitch Company, Class A	45,278	806,401
Advance Auto Parts, Inc.	21,533	3,480,379
America’s Car-Mart, Inc. (I)(L)	1,949	55,040
American Eagle Outfitters, Inc. (L)	110,745	1,764,168
Asbury Automotive Group, Inc. (I)	4,167	219,768
Ascena Retail Group, Inc. (I)(L)	114,704	801,781
AutoNation, Inc. (I)	21,724	1,020,594
AutoZone, Inc. (I)	8,870	7,041,361
Barnes & Noble Education, Inc. (I)	8,667	87,970
Barnes & Noble, Inc.	13,514	153,384
Bed Bath & Beyond, Inc.	43,708	1,889,060
Best Buy Company, Inc.	82,739	2,531,813
Big 5 Sporting Goods Corp.	4,209	39,017
Build-A-Bear Workshop, Inc. (I)	3,176	42,622
Cabela’s, Inc. (I)	22,094	1,106,026
Caleres, Inc.	9,021	218,398
CarMax, Inc. (I)(L)	57,480	2,818,244
Chico’s FAS, Inc.	87,897	941,377
Citi Trends, Inc.	3,549	55,116
Conn’s, Inc. (I)(L)	4,528	34,051
CST Brands, Inc.	34,499	1,486,217
Destination XL Group, Inc. (I)	9,529	43,548
Dick’s Sporting Goods, Inc.	40,642	1,831,329
Dixons Carphone PLC	242,445	1,040,590
DSW, Inc., Class A	14,197	300,692
Dufry AG (I)	11,446	1,368,977
Express, Inc. (I)	15,732	228,271
Fast Retailing Company, Ltd.	13,246	3,556,291
Five Below, Inc. (I)	11,275	523,273
Foot Locker, Inc.	40,250	2,208,115
Francesca’s Holdings Corp. (I)	8,822	97,483
GameStop Corp., Class A (L)	47,380	1,259,360
Genesco, Inc. (I)	4,295	276,211
GNC Holdings, Inc., Class A	14,401	349,800
Group 1 Automotive, Inc.	4,343	214,370
Guess?, Inc.	41,912	630,776
Haverty Furniture Companies, Inc.	4,433	79,927
Hennes & Mauritz AB, B Shares	237,361	6,983,352

The accompanying notes are an integral part of the financial statements.	146

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Hibbett Sports, Inc. (I)(L)	4,782	$166,366
Hikari Tsushin, Inc.	5,400	452,376
Industria de Diseno Textil SA	272,679	9,160,364
Kingfisher PLC	568,350	2,441,110
Kirkland’s, Inc. (I)	3,514	51,586
L Brands, Inc.	74,772	5,019,444
Lithia Motors, Inc., Class A	4,954	352,081
Lowe’s Companies, Inc.	261,462	20,699,947
Lumber Liquidators Holdings, Inc. (I)(L)	5,846	90,145
MarineMax, Inc. (I)	5,713	96,950
Mattress Firm Holding Corp. (I)(L)	3,597	120,679
Monro Muffler Brake, Inc.	6,610	420,132
Murphy USA, Inc. (I)	16,879	1,251,747
Nitori Holdings Company, Ltd.	19,990	2,424,468
O’Reilly Automotive, Inc. (I)	28,541	7,737,465
Office Depot, Inc. (I)	342,666	1,134,224
Outerwall, Inc. (L)	3,634	152,628
Party City Holdco, Inc. (I)	5,881	81,805
Pier 1 Imports, Inc. (L)	17,828	91,636
Rent-A-Center, Inc.	11,271	138,408
Restoration Hardware Holdings, Inc. (I)(L)	25,396	728,357
Ross Stores, Inc.	118,853	6,737,777
Select Comfort Corp. (I)	9,809	209,716
Shimamura Company, Ltd.	5,528	822,493
Shoe Carnival, Inc.	3,240	81,194
Signet Jewelers, Ltd.	23,358	1,924,933
Sonic Automotive, Inc., Class A	5,885	100,692
Sportsman’s Warehouse Holdings, Inc. (I)	5,762	46,442
Staples, Inc.	188,395	1,623,965
Stein Mart, Inc.	7,725	59,637
Tailored Brands, Inc.	10,721	135,728
The Buckle, Inc. (L)	6,125	159,189
The Cato Corp., Class A	5,516	208,064
The Children’s Place, Inc.	3,917	314,065
The Finish Line, Inc., Class A	8,999	181,690
The Gap, Inc. (L)	66,354	1,408,032
The Home Depot, Inc.	366,910	46,850,738
The TJX Companies, Inc.	194,087	14,989,339
Tiffany & Company	32,738	1,985,232
Tile Shop Holdings, Inc. (I)	7,066	140,472
Tractor Supply Company	39,287	3,582,189
Ulta Salon Cosmetics & Fragrance, Inc. (I)	18,709	4,558,261
Urban Outfitters, Inc. (I)	26,098	717,695
USS Company, Ltd.	54,148	894,881
Vitamin Shoppe, Inc. (I)	5,092	155,662
West Marine, Inc. (I)	3,872	32,486
Williams-Sonoma, Inc.	37,467	1,953,155
Winmark Corp.	462	46,048
Yamada Denki Company, Ltd. (I)	157,268	830,190
Zumiez, Inc. (I)	4,099	58,657
		192,706,587
Textiles, apparel and luxury goods - 1.0%
adidas AG	47,078	6,758,009
Asics Corp.	40,472	683,770
Burberry Group PLC	112,098	1,743,730
Carter’s, Inc.	23,141	2,463,822
Christian Dior SA	13,687	2,192,544
Cie Financiere Richemont SA	130,487	7,638,014
Coach, Inc.	81,520	3,321,125
Columbia Sportswear Company	5,650	325,101
Crocs, Inc. (I)	15,845	178,732
Culp, Inc.	2,398	66,257
Deckers Outdoor Corp. (I)	21,382	1,229,893

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Delta Apparel, Inc. (I)	1,645	$37,095
Fossil Group, Inc. (I)(L)	27,763	792,078
G-III Apparel Group, Ltd. (I)	9,078	415,046
Hanesbrands, Inc.	115,027	2,890,629
Hermes International SA	6,620	2,467,791
Hugo Boss AG	16,568	941,924
Iconix Brand Group, Inc. (I)(L)	9,847	66,566
Kate Spade & Company (I)	58,331	1,202,202
Kering	18,948	3,050,286
Li & Fung, Ltd.	1,481,774	718,505
Luxottica Group SpA	42,455	2,069,156
LVMH Moet Hennessy Louis Vuitton SA	69,717	10,508,764
Michael Kors Holdings, Ltd. (I)	52,683	2,606,755
Movado Group, Inc.	3,495	75,772
NIKE, Inc., Class B	392,266	21,653,083
Oxford Industries, Inc.	3,184	180,278
Pandora A/S	29,048	3,956,318
Perry Ellis International, Inc. (I)	2,966	59,676
PVH Corp.	24,063	2,267,456
Ralph Lauren Corp.	17,063	1,529,186
Sequential Brands Group, Inc. (I)(L)	8,714	69,538
Skechers U.S.A., Inc., Class A (I)	60,577	1,800,348
Steven Madden, Ltd. (I)	12,923	441,708
Superior Uniform Group, Inc.	2,129	40,643
The Swatch Group AG, Bearer Shares (L)	7,670	2,231,983
The Swatch Group AG, Registered Shares	12,595	721,286
Tumi Holdings, Inc. (I)	11,843	316,682
Under Armour, Inc., Class A (I)(L)	52,562	2,109,313
Under Armour, Inc., Class C (I)	54,502	1,983,878
Unifi, Inc. (I)	3,392	92,364
Vera Bradley, Inc. (I)	4,488	63,595
VF Corp.	99,715	6,131,475
Wolverine World Wide, Inc.	20,340	413,309
Yue Yuen Industrial Holdings, Ltd.	181,987	721,273
		101,226,958
		1,132,684,267
Consumer staples - 10.3%
Beverages - 2.2%
Anheuser-Busch InBev NV	201,101	26,592,855
Asahi Group Holdings, Ltd.	96,803	3,130,106
Brown-Forman Corp., Class B	29,512	2,944,117
Carlsberg A/S, Class B	26,814	2,558,269
Coca-Cola Amatil, Ltd.	140,805	869,189
Coca-Cola Bottling Company Consolidated	1,007	148,502
Coca-Cola HBC AG (I)	45,169	913,971
Constellation Brands, Inc., Class A	51,646	8,542,248
Craft Brew Alliance, Inc. (I)	3,652	42,071
Diageo PLC	629,241	17,578,257
Dr. Pepper Snapple Group, Inc.	55,009	5,315,520
Heineken Holding NV	25,368	2,055,357
Heineken NV	57,579	5,281,250
Kirin Holdings Company, Ltd.	205,692	3,469,235
MGP Ingredients, Inc.	2,748	105,056
Molson Coors Brewing Company, Class B	53,976	5,458,593
Monster Beverage Corp. (I)	41,633	6,690,839
National Beverage Corp. (I)	2,474	155,392
PepsiCo, Inc.	426,180	45,149,509
Pernod Ricard SA (L)	53,083	5,877,151
Primo Water Corp. (I)	5,042	59,546
Remy Cointreau SA	5,473	471,121
SABMiller PLC	243,195	14,182,905
Suntory Beverage & Food, Ltd.	34,459	1,559,309

The accompanying notes are an integral part of the financial statements.	147

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
The Boston Beer Company, Inc., Class A (I)	6,092	$1,041,915
The Coca-Cola Company	1,148,924	52,080,725
Treasury Wine Estates, Ltd.	182,763	1,269,996
		213,543,004
Food and staples retailing - 1.9%
Aeon Company, Ltd.	164,078	2,547,568
Carrefour SA	138,500	3,406,495
Casey’s General Stores, Inc.	17,799	2,340,746
Casino Guichard Perrachon SA (L)	14,307	794,160
Colruyt SA	16,775	928,293
Costco Wholesale Corp.	129,123	20,277,476
CVS Health Corp.	316,875	30,337,613
Delhaize Group SA	26,090	2,755,998
Distribuidora Internacional
de Alimentacion SA	155,589	908,156
FamilyMart Company, Ltd.	13,492	822,220
ICA Gruppen AB (L)	20,492	686,793
Ingles Markets, Inc., Class A	3,063	114,250
J Sainsbury PLC	333,763	1,039,734
Jeronimo Martins SGPS SA	63,764	1,005,669
Koninklijke Ahold NV	208,625	4,606,975
Lawson, Inc.	16,189	1,292,446
METRO AG	44,154	1,358,004
Performance Food Group Company (I)	7,849	211,217
PriceSmart, Inc.	4,225	395,333
Seven & I Holdings Company, Ltd.	188,429	7,900,469
Smart & Final Stores, Inc. (I)	4,956	73,795
SpartanNash Company	7,731	236,414
Sprouts Farmers Market, Inc. (I)	64,585	1,478,997
Sundrug Company, Ltd.	9,300	873,223
SUPERVALU, Inc. (I)	177,022	835,544
Sysco Corp.	154,208	7,824,514
Tesco PLC (I)	2,035,933	4,781,578
The Andersons, Inc.	5,844	207,696
The Chefs’ Warehouse, Inc. (I)	4,292	68,672
The Kroger Company	281,009	10,338,321
Tsuruha Holdings, Inc.	9,100	1,101,906
United Natural Foods, Inc. (I)	33,408	1,563,494
Village Super Market, Inc., Class A	1,896	54,775
Wal-Mart Stores, Inc.	450,256	32,877,693
Walgreens Boots Alliance, Inc.	255,633	21,286,560
Weis Markets, Inc.	2,065	104,386
Wesfarmers, Ltd.	281,562	8,491,028
Whole Foods Market, Inc.	95,322	3,052,210
WM Morrison Supermarkets PLC	549,712	1,379,998
Woolworths, Ltd.	317,725	4,997,353
		185,357,772
Food products - 2.4%
Ajinomoto Company, Inc.	138,696	3,267,810
Amplify Snack Brands, Inc. (I)	6,206	91,539
Archer-Daniels-Midland Company	174,789	7,496,700
Aryzta AG (I)	22,104	816,872
Associated British Foods PLC	89,048	3,244,760
B&G Foods, Inc.	12,973	625,299
Barry Callebaut AG (I)	557	685,806
Cal-Maine Foods, Inc. (L)	6,524	289,144
Calavo Growers, Inc.	3,250	217,750
Calbee, Inc. (I)	20,100	840,902
Campbell Soup Company	52,809	3,513,383
Chocoladefabriken Lindt & Sprungli AG	249	1,485,065
Chocoladefabriken Lindt & Sprungli AG	25	1,786,584
ConAgra Foods, Inc.	127,503	6,095,918

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Danone SA	147,377	$10,313,830
Darling Ingredients, Inc. (I)	34,551	514,810
Dean Foods Company	60,967	1,102,893
Farmer Brothers Company (I)	1,860	59,632
Flowers Foods, Inc.	82,961	1,555,519
Fresh Del Monte Produce, Inc.	6,663	362,667
Freshpet, Inc. (I)(L)	5,422	50,587
General Mills, Inc.	174,220	12,425,370
Golden Agri-Resources, Ltd.	1,792,561	469,024
Hormel Foods Corp.	79,392	2,905,747
Ingredion, Inc.	32,812	4,246,201
Inventure Foods, Inc. (I)	4,847	37,855
J&J Snack Foods Corp.	3,141	374,627
John B. Sanfilippo & Son, Inc.	1,844	78,610
Kellogg Company	74,057	6,046,754
Kerry Group PLC, Class A	38,392	3,404,936
Kerry Group PLC, Class A	1,204	107,714
Kikkoman Corp.	36,746	1,355,927
Lancaster Colony Corp.	12,777	1,630,473
Landec Corp. (I)	6,320	68,003
Limoneira Company (L)	3,002	52,895
Marine Harvest ASA (I)	95,757	1,615,157
McCormick & Company, Inc.	33,881	3,614,086
Mead Johnson Nutrition Company	54,755	4,969,016
MEIJI Holdings Company, Ltd.	28,600	2,938,801
Mondelez International, Inc., Class A	456,397	20,770,627
Nestle SA	797,290	61,772,676
NH Foods, Ltd. (I)	42,882	1,050,351
Nisshin Seifun Group, Inc.	49,500	795,706
Nissin Food Products Company, Ltd.	14,675	801,416
Omega Protein Corp. (I)	4,661	93,173
Orkla ASA	205,447	1,827,154
Post Holdings, Inc. (I)	29,312	2,423,809
Sanderson Farms, Inc. (L)	4,152	359,729
Seaboard Corp. (I)	55	157,885
Seneca Foods Corp., Class A (I)	1,585	57,393
Snyder’s-Lance, Inc.	53,136	1,800,779
Tate & Lyle PLC	117,965	1,054,720
The Hain Celestial Group, Inc. (I)	47,151	2,345,762
The Hershey Company	42,114	4,779,518
The J.M. Smucker Company	35,146	5,356,602
The Kraft Heinz Company	176,785	15,641,937
The WhiteWave Foods Company (I)	80,638	3,785,148
Tootsie Roll Industries, Inc. (L)	11,849	456,542
Toyo Suisan Kaisha, Ltd.	22,550	914,697
TreeHouse Foods, Inc. (I)	25,722	2,640,363
Tyson Foods, Inc., Class A	89,133	5,953,193
WH Group, Ltd. (S)	1,450,500	1,148,788
Wilmar International, Ltd.	475,603	1,157,761
Yakult Honsha Company, Ltd.	22,203	1,153,959
Yamazaki Baking Company, Ltd.	33,390	932,171
		229,990,525
Household products - 1.5%
Central Garden & Pet Company (I)	3,471	79,243
Central Garden & Pet Company, Class A (I)	5,771	125,288
Church & Dwight Company, Inc.	38,088	3,918,874
Colgate-Palmolive Company	264,704	19,376,333
Energizer Holdings, Inc.	28,182	1,451,091
Henkel AG & Company, KGaA	26,044	2,817,124
HRG Group, Inc. (I)	25,037	343,758
Kimberly-Clark Corp.	105,973	14,569,168
Oil-Dri Corp. of America	1,290	44,544
Orchids Paper Products Company	2,123	75,515

The accompanying notes are an integral part of the financial statements.	148

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household products (continued)
Reckitt Benckiser Group PLC	158,996	$15,942,777
Svenska Cellulosa AB SCA, B Shares	151,476	4,867,024
The Clorox Company	38,012	5,260,481
The Procter & Gamble Company	784,841	66,452,487
Unicharm Corp.	100,900	2,266,978
WD-40 Company	2,941	345,420
		137,936,105
Personal products - 0.7%
Avon Products, Inc.	291,920	1,103,458
Beiersdorf AG	25,305	2,395,738
Edgewell Personal Care Company (I)	27,056	2,283,797
Elizabeth Arden, Inc. (I)	5,725	78,776
Inter Parfums, Inc.	3,806	108,737
Kao Corp.	126,075	7,342,874
Kose Corp.	7,600	644,022
L’Oreal SA	63,343	12,127,222
Lifevantage Corp. (I)	3,218	43,765
Medifast, Inc.	2,261	75,223
Natural Health Trends Corp. (L)	1,662	46,852
Nutraceutical International Corp. (I)	1,821	42,156
Pola Orbis Holdings, Inc.	5,700	536,428
Revlon, Inc., Class A (I)	2,527	81,319
Shiseido Company, Ltd.	95,060	2,477,049
The Estee Lauder Companies, Inc., Class A	65,159	5,930,772
Unilever NV	407,305	19,022,176
Unilever PLC	320,946	15,378,172
USANA Health Sciences, Inc. (I)	1,116	124,356
		69,842,892
Tobacco - 1.6%
Altria Group, Inc.	577,701	39,838,261
British American Tobacco PLC	466,186	30,222,376
Imperial Brands PLC	239,743	13,001,912
Japan Tobacco, Inc.	275,089	11,086,685
Philip Morris International, Inc.	457,857	46,573,214
Reynolds American, Inc.	243,099	13,110,329
Swedish Match AB	49,577	1,730,143
Universal Corp.	4,777	275,824
Vector Group, Ltd. (L)	18,637	417,842
		156,256,586
		992,926,884
Energy - 6.1%
Energy equipment and services - 0.8%
Archrock, Inc.	15,029	141,573
Atwood Oceanics, Inc. (L)	12,904	161,558
Baker Hughes, Inc.	128,508	5,799,566
Bristow Group, Inc.	7,182	81,947
CARBO Ceramics, Inc. (L)	4,328	56,697
Dawson Geophysical Company (I)	5,201	42,388
Diamond Offshore Drilling, Inc. (L)	19,325	470,177
Dril-Quip, Inc. (I)	17,302	1,010,956
Ensco PLC, Class A	137,338	1,333,552
Era Group, Inc. (I)	5,048	47,451
Exterran Corp. (I)	6,840	87,894
Fairmount Santrol Holdings, Inc. (I)(L)	14,225	109,675
FMC Technologies, Inc. (I)	66,509	1,773,795
Forum Energy Technologies, Inc. (I)	12,629	218,608
Geospace Technologies Corp. (I)(L)	3,055	50,010
Halliburton Company	251,956	11,411,087
Helix Energy Solutions Group, Inc. (I)	21,791	147,307
Helmerich & Payne, Inc. (L)	31,550	2,117,952
Hornbeck Offshore Services, Inc. (I)	7,277	60,690

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Independence Contract Drilling, Inc. (I)	7,354	$39,932
Matrix Service Company (I)	5,920	97,621
McDermott International, Inc. (I)(L)	51,150	252,681
Nabors Industries, Ltd.	128,497	1,291,395
National Oilwell Varco, Inc.	110,302	3,711,662
Natural Gas Services Group, Inc. (I)	2,822	64,624
Newpark Resources, Inc. (I)	18,194	105,343
Noble Corp. PLC (L)	110,857	913,462
Oceaneering International, Inc.	44,696	1,334,623
Oil States International, Inc. (I)	34,121	1,121,898
Parker Drilling Company (I)	27,166	62,210
Patterson-UTI Energy, Inc.	67,173	1,432,128
Petrofac, Ltd.	66,145	687,551
PHI, Inc. (I)	2,850	50,958
Pioneer Energy Services Corp. (I)	14,433	66,392
RigNet, Inc. (I)	3,101	41,522
Rowan Companies PLC, Class A	57,188	1,009,940
Saipem SpA (I)	1,553,095	620,973
Schlumberger, Ltd.	410,914	32,495,079
SEACOR Holdings, Inc. (I)	3,347	193,959
Seadrill, Ltd. (I)(L)	79,313	256,974
Superior Energy Services, Inc.	69,015	1,270,566
Technip SA	26,757	1,448,221
Tenaris SA	117,194	1,693,817
Tesco Corp.	9,370	62,685
TETRA Technologies, Inc. (I)	17,175	109,405
Tidewater, Inc. (L)	10,940	48,245
Transocean, Ltd. (L)	102,649	1,220,497
U.S. Silica Holdings, Inc. (L)	13,520	466,034
Unit Corp. (I)	10,825	168,437
		77,461,717
Oil, gas and consumable fuels - 5.3%
Abraxas Petroleum Corp. (I)	30,582	34,558
Alon USA Energy, Inc.	6,996	45,334
Anadarko Petroleum Corp.	149,306	7,950,545
Apache Corp.	111,115	6,185,772
Ardmore Shipping Corp.	5,052	34,202
Bill Barrett Corp. (I)(L)	10,866	69,434
BP PLC	4,622,754	27,059,346
Cabot Oil & Gas Corp.	134,497	3,461,953
California Resources Corp. (L)	6,754	82,399
Callon Petroleum Company (I)	25,535	286,758
Caltex Australia, Ltd.	68,102	1,641,935
Carrizo Oil & Gas, Inc. (I)	11,803	423,138
Chesapeake Energy Corp. (I)(L)	155,362	664,949
Chevron Corp.	556,589	58,347,225
Cimarex Energy Company	27,841	3,321,988
Clayton Williams Energy, Inc. (I)(L)	1,371	37,648
Clean Energy Fuels Corp. (I)	19,462	67,533
Cobalt International Energy, Inc. (I)	87,334	117,028
Columbia Pipeline Group, Inc.	117,457	2,993,979
Concho Resources, Inc. (I)	39,432	4,703,055
ConocoPhillips	367,202	16,010,007
CONSOL Energy, Inc. (L)	104,548	1,682,177
Contango Oil & Gas Company (I)	4,213	51,567
CVR Energy, Inc.	3,361	52,096
Delek US Holdings, Inc.	13,130	173,447
Denbury Resources, Inc. (L)	234,313	841,184
Devon Energy Corp.	155,822	5,648,548
DHT Holdings, Inc.	19,750	99,343
Dorian LPG, Ltd. (I)	5,504	38,803
Eclipse Resources Corp. (I)(L)	11,301	37,745
Energen Corp.	44,245	2,133,051

The accompanying notes are an integral part of the financial statements.	149

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Eni SpA	636,042	$10,244,836
EOG Resources, Inc.	163,701	13,655,937
EP Energy Corp., Class A (I)(L)	8,505	44,056
EQT Corp.	51,571	3,993,143
EXCO Resources, Inc. (I)(L)	32,747	42,571
Exxon Mobil Corp.	1,223,891	114,727,542
Frontline, Ltd. (L)	13,780	108,449
Galp Energia SGPS SA	114,596	1,593,839
GasLog, Ltd. (L)	8,576	111,316
Gener8 Maritime, Inc. (I)	8,347	53,421
Golar LNG, Ltd.	18,764	290,842
Green Plains, Inc.	7,793	153,678
Gulfport Energy Corp. (I)	57,132	1,785,946
Hess Corp.	77,782	4,674,698
HollyFrontier Corp.	80,130	1,904,690
Idemitsu Kosan Company, Ltd.	21,600	468,938
Inpex Corp.	239,457	1,872,697
JX Holdings, Inc.	530,511	2,070,753
Kinder Morgan, Inc.	537,322	10,058,668
Koninklijke Vopak NV	17,702	881,196
Lundin Petroleum AB (I)	46,646	850,035
Marathon Oil Corp.	247,800	3,719,478
Marathon Petroleum Corp.	155,403	5,899,098
Matador Resources Company (I)(L)	17,525	346,995
Murphy Oil Corp.	46,782	1,485,329
Neste Oil OYJ	31,785	1,139,775
Newfield Exploration Co. (I)	58,204	2,571,453
Noble Energy, Inc.	125,940	4,517,468
Nordic American Tankers, Ltd. (L)	17,933	249,089
Northern Oil and Gas, Inc. (I)(L)	10,834	50,053
Oasis Petroleum, Inc. (I)	37,660	351,744
Occidental Petroleum Corp.	226,776	17,135,195
Oil Search, Ltd.	339,450	1,714,075
OMV AG	37,244	1,046,954
ONEOK, Inc.	61,241	2,905,885
Origin Energy, Ltd.	440,566	1,924,888
Overseas Shipholding Group, Inc.	7,843	86,195
Pacific Ethanol, Inc. (I)	6,583	35,877
Panhandle Oil and Gas, Inc., Class A	3,695	61,596
Par Pacific Holdings, Inc. (I)(L)	5,930	90,966
PDC Energy, Inc. (I)	9,677	557,492
Penn Virginia Corp. (I)	15,840	824
Phillips 66	137,850	10,937,019
Pioneer Natural Resources Company	47,933	7,247,949
QEP Resources, Inc.	89,850	1,584,056
Range Resources Corp. (L)	49,403	2,131,245
Renewable Energy Group, Inc. (I)	9,515	84,017
Repsol SA	269,610	3,456,094
REX American Resources Corp. (I)	1,186	70,958
Ring Energy, Inc. (I)	7,935	69,987
Royal Dutch Shell PLC, A Shares	1,052,707	28,912,748
Royal Dutch Shell PLC, B Shares	936,669	25,878,827
RSP Permian, Inc. (I)	16,527	576,627
Sanchez Energy Corp. (I)	12,135	85,673
Santos, Ltd.	397,357	1,406,559
Scorpio Tankers, Inc.	34,512	144,950
SemGroup Corp., Class A	9,343	304,208
Ship Finance International, Ltd. (L)	12,375	182,408
Showa Shell Sekiyu KK	46,494	433,959
SM Energy Company	31,031	837,837
Southwestern Energy Company (I)	115,425	1,452,047
Spectra Energy Corp.	203,111	7,439,956
Statoil ASA	279,127	4,822,882

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Synergy Resources Corp. (I)	39,320	$261,871
Teekay Corp. (L)	9,441	67,314
Teekay Tankers, Ltd., Class A	25,192	75,072
Tesoro Corp.	35,041	2,625,272
The Williams Companies, Inc.	200,518	4,337,204
TonenGeneral Sekiyu KK	74,557	679,179
TOTAL SA	552,295	26,485,853
Valero Energy Corp.	138,126	7,044,426
Western Refining, Inc. (L)	45,034	929,051
Westmoreland Coal Company (I)	4,504	42,878
Woodside Petroleum, Ltd.	185,355	3,758,487
World Fuel Services Corp.	32,283	1,533,120
WPX Energy, Inc. (I)	126,362	1,176,430
		506,850,590
		584,312,307
Financials - 18.4%
Banks - 6.8%
1st Source Corp.	3,129	101,348
ABN AMRO Group N.V. (S)	58,774	966,282
Access National Corp.	1,654	32,270
ACNB Corp.	2,152	54,037
Allegiance Bancshares, Inc. (I)	2,790	69,415
Ameris Bancorp	7,052	209,444
Aozora Bank, Ltd.	296,271	1,027,760
Arrow Financial Corp.	2,559	77,512
Associated Banc-Corp.	68,430	1,173,575
Atlantic Capital Bancshares, Inc. (I)	4,160	60,154
Australia & New Zealand Banking Group, Ltd.	729,559	13,292,601
Avenue Financial Holdings, Inc. (I)	2,306	45,313
Banc of California, Inc.	10,094	182,701
BancFirst Corp.	1,517	91,505
Banco Bilbao Vizcaya Argentaria SA	1,626,620	9,319,636
Banco Comercial Portugues SA (I)(L)	10,337,746	209,416
Banco de Sabadell SA	1,330,222	1,761,551
Banco Espirito Santo SA (I)	625,609	625
Banco Latinoamericano de
Comercio Exterior SA	5,990	158,735
Banco Popular Espanol SA	426,209	553,882
Banco Santander SA	3,609,616	14,007,740
BancorpSouth, Inc.	56,624	1,284,799
Bank Hapoalim, Ltd.	269,668	1,358,557
Bank Leumi Le-Israel BM (I)	347,467	1,220,012
Bank of America Corp.	3,031,728	40,231,031
Bank of East Asia, Ltd.	293,890	1,136,531
Bank of Hawaii Corp.	19,618	1,349,718
Bank of Ireland (I)	6,914,122	1,425,342
Bank of Marin Bancorp	1,341	64,864
Bank of Queensland, Ltd.	92,665	739,304
Bank of the Ozarks, Inc.	54,784	2,055,496
Bankia SA	1,140,646	830,355
Bankinter SA	166,865	1,077,136
Bankwell Financial Group, Inc.	2,009	44,319
Banner Corp.	6,467	275,106
Bar Harbor Bankshares	1,415	49,667
Barclays PLC	4,202,829	7,816,777
BB&T Corp.	243,649	8,676,341
BBCN Bancorp, Inc.	16,917	252,402
Bendigo and Adelaide Bank, Ltd.	113,138	819,173
Berkshire Hills Bancorp, Inc.	6,292	169,381
Blue Hills Bancorp, Inc.	6,044	89,209
BNC Bancorp	7,168	162,785
BNP Paribas SA	264,945	11,619,299

The accompanying notes are an integral part of the financial statements.	150

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
BOC Hong Kong Holdings, Ltd.	925,378	$2,788,491
Boston Private Financial Holdings, Inc.	17,113	201,591
Bridge Bancorp, Inc.	3,843	109,141
Brookline Bancorp, Inc.	15,122	166,796
Bryn Mawr Bank Corp.	3,799	110,931
C&F Financial Corp.	1,050	46,998
C1 Financial, Inc. (I)	1,915	44,677
CaixaBank SA	669,376	1,475,285
Camden National Corp.	2,369	99,498
Capital Bank Financial Corp., Class A	4,038	116,294
Cardinal Financial Corp.	6,688	146,735
Carolina Financial Corp.	2,674	49,950
Cascade Bancorp (I)	6,648	36,830
Cathay General Bancorp	48,801	1,376,188
CenterState Banks, Inc.	9,903	155,972
Central Pacific Financial Corp.	6,496	153,306
Chemical Financial Corp.	8,047	300,073
Chemung Financial Corp.	1,226	35,983
Citigroup, Inc.	865,515	36,689,181
Citizens & Northern Corp.	2,940	59,447
Citizens Financial Group, Inc.	154,978	3,096,460
City Holding Company	2,988	135,864
CNB Financial Corp.	3,370	59,986
CoBiz Financial, Inc.	7,629	89,259
Codorus Valley Bancorp, Inc.	2,829	57,627
Columbia Banking System, Inc.	12,343	346,345
Comerica, Inc.	51,405	2,114,288
Commerce Bancshares, Inc.	37,845	1,812,776
Commerzbank AG	267,085	1,739,351
Commonwealth Bank of Australia	427,011	23,968,202
Community Bank Systems, Inc.	8,850	363,647
Community Trust Bancorp, Inc.	3,263	113,096
CommunityOne Bancorp (I)(L)	2,620	33,117
Concordia Financial Group, Ltd. (I)	296,200	1,143,897
ConnectOne Bancorp, Inc.	6,551	102,785
Credit Agricole SA	264,255	2,221,574
CU Bancorp (I)	4,086	92,875
Cullen/Frost Bankers, Inc. (L)	24,865	1,584,646
Customers Bancorp, Inc. (I)	4,923	123,715
CVB Financial Corp.	21,367	350,205
Danske Bank A/S	176,583	4,647,731
DBS Group Holdings, Ltd.	440,483	5,193,698
DNB ASA	244,564	2,927,381
Eagle Bancorp, Inc. (I)	6,441	309,877
East West Bancorp, Inc.	65,680	2,244,942
Enterprise Financial Services Corp.	4,206	117,305
Equity Bancshares, Inc., Class A (I)	1,632	36,132
Erste Group Bank AG (I)	70,225	1,598,881
Farmers Capital Bank Corp.	1,779	48,656
Farmers National Banc Corp.	7,616	67,021
FCB Financial Holdings, Inc., Class A (I)	6,334	215,356
Fidelity Southern Corp.	4,876	76,407
Fifth Third Bancorp	230,098	4,047,424
Financial Institutions, Inc.	3,296	85,927
First BanCorp (I)	26,542	105,372
First Bancorp North Carolina	4,219	74,170
First Bancorp, Inc.	2,617	56,370
First Busey Corp.	6,598	141,131
First Business Financial Services, Inc.	2,022	47,456
First Citizens BancShares, Inc., Class A	1,524	394,579
First Commonwealth Financial Corp.	18,428	169,538
First Community Bancshares, Inc.	4,014	90,074
First Connecticut Bancorp, Inc.	4,218	69,850

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Financial Bancorp	12,390	$240,986
First Financial Bankshares, Inc. (L)	13,485	442,173
First Financial Corp.	2,477	90,708
First Financial Northwest, Inc.	3,428	45,524
First Foundation, Inc. (I)	3,269	70,284
First Horizon National Corp.	105,993	1,460,584
First Internet Bancorp (L)	1,747	41,614
First Interstate BancSystem, Inc., Class A	4,172	117,233
First Merchants Corp.	8,246	205,573
First Midwest Bancorp, Inc.	17,204	302,102
First NBC Bank Holding Company (I)	3,638	61,082
First Niagara Financial Group, Inc.	161,218	1,570,263
First Northwest Bancorp (I)	3,668	46,730
FirstMerit Corp.	110,396	2,237,727
Flushing Financial Corp.	5,724	113,793
FNB Corp.	138,325	1,734,596
Franklin Financial Network, Inc. (I)	2,317	72,661
Fukuoka Financial Group, Inc.	192,272	633,968
Fulton Financial Corp.	114,610	1,547,235
German American Bancorp, Inc.	3,205	102,464
Glacier Bancorp, Inc.	16,090	427,672
Great Southern Bancorp, Inc.	2,439	90,170
Great Western Bancorp, Inc.	12,037	379,647
Green Bancorp, Inc. (I)	5,553	48,422
Guaranty Bancorp	4,380	73,146
Hancock Holding Company	51,580	1,346,754
Hang Seng Bank, Ltd.	191,190	3,279,444
Hanmi Financial Corp.	6,802	159,779
Heartland Financial USA, Inc.	4,578	161,558
Heritage Commerce Corp.	5,243	55,209
Heritage Financial Corp.	6,726	118,243
Hilltop Holdings, Inc. (I)	15,850	332,692
Home BancShares, Inc.	25,258	499,856
HomeTrust Bancshares, Inc. (I)	4,240	78,440
Horizon Bancorp	2,542	63,906
HSBC Holdings PLC	4,923,007	30,500,729
Huntington Bancshares, Inc.	233,726	2,089,510
IBERIABANK Corp.	8,543	510,273
Independent Bank Corp.	5,064	73,479
Independent Bank Corp. (Massachusetts) (L)	5,271	240,885
Independent Bank Group, Inc.	2,437	104,572
ING Groep NV	967,693	10,011,656
International Bancshares Corp.	36,902	962,773
Intesa Sanpaolo RSP	237,876	425,843
Intesa Sanpaolo SpA	3,169,260	6,036,522
Investors Bancorp, Inc.	60,072	665,598
Japan Post Bank Company, Ltd.	100,400	1,180,568
JPMorgan Chase & Co.	1,077,609	66,962,623
KBC Groep NV (I)	62,757	3,086,444
KeyCorp	245,388	2,711,537
Kyushu Financial Group, Inc. (I)	87,300	432,713
Lakeland Bancorp, Inc.	8,508	96,821
Lakeland Financial Corp.	3,222	151,466
LegacyTexas Financial Group, Inc.	9,393	252,766
Live Oak Bancshares, Inc.	5,065	71,467
Lloyds Banking Group PLC	16,064,607	11,635,417
M&T Bank Corp.	46,731	5,525,006
Macatawa Bank Corp.	7,881	58,477
MainSource Financial Group, Inc.	4,926	108,618
MB Financial, Inc.	14,561	528,273
MBT Financial Corp.	4,931	39,448
Mercantile Bank Corp.	3,620	86,373
Merchants Bancshares, Inc.	2,153	65,623

The accompanying notes are an integral part of the financial statements.	151

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Middleburg Financial Corp.	1,573	$42,786
Mitsubishi UFJ Financial Group, Inc.	3,189,192	14,296,678
Mizrahi Tefahot Bank, Ltd.	35,394	408,122
Mizuho Financial Group, Inc.	5,913,906	8,510,453
MutualFirst Financial, Inc.	1,935	52,922
National Australia Bank, Ltd.	659,633	12,664,563
National Bank Holdings Corp., Class A	5,516	112,306
Natixis SA	232,456	874,700
NBT Bancorp, Inc.	8,416	240,950
Nicolet Bankshares, Inc. (I)	1,845	70,258
Nordea Bank AB	759,632	6,444,444
Northrim BanCorp, Inc.	2,188	57,523
OFG Bancorp	9,708	80,576
Old Line Bancshares, Inc.	2,778	50,004
Old National Bancorp	27,849	348,948
Old Second Bancorp, Inc.	6,502	44,409
Opus Bank	3,361	113,602
Oversea-Chinese Banking Corp., Ltd.	773,824	5,031,427
Pacific Continental Corp.	4,307	67,663
Pacific Premier Bancorp, Inc. (I)	5,824	139,776
PacWest Bancorp	52,170	2,075,323
Park National Corp.	2,733	250,835
Park Sterling Corp.	12,728	90,242
Peapack Gladstone Financial Corp.	3,922	72,596
Penns Woods Bancorp, Inc.	1,146	48,121
People’s United Financial, Inc.	93,166	1,365,814
People’s Utah Bancorp	3,615	60,009
Peoples Bancorp, Inc.	4,116	89,688
Peoples Financial Services Corp. (L)	1,700	66,538
Pinnacle Financial Partners, Inc.	8,444	412,489
Preferred Bank	3,001	86,654
Premier Financial Bancorp, Inc.	2,881	48,545
PrivateBancorp, Inc.	52,634	2,317,475
Prosperity Bancshares, Inc.	43,652	2,225,815
QCR Holdings, Inc.	2,981	81,053
Raiffeisen Bank International AG (I)	29,835	376,889
Regions Financial Corp.	378,335	3,219,631
Renasant Corp.	8,630	279,008
Republic Bancorp, Inc., Class A	2,208	61,007
Resona Holdings, Inc.	555,032	2,028,593
Royal Bank of Scotland Group PLC (I)	871,978	1,976,035
S&T Bancorp, Inc.	7,200	176,040
Sandy Spring Bancorp, Inc.	4,991	145,038
Seacoast Banking Corp. of Florida (I)	6,707	108,922
ServisFirst Bancshares, Inc. (L)	4,732	233,713
Seven Bank, Ltd.	145,640	452,054
Shinsei Bank, Ltd. (I)	443,663	646,409
Shore Bancshares, Inc.	3,970	46,648
Sierra Bancorp	2,658	44,362
Signature Bank (I)	24,469	3,056,667
Simmons First National Corp., Class A	6,261	289,164
Skandinaviska Enskilda Banken AB, Series A	379,889	3,318,588
Societe Generale SA	191,532	5,992,247
South State Corp.	4,956	337,256
Southern National Bancorp of Virginia, Inc.	3,846	46,729
Southside Bancshares, Inc.	5,173	159,955
Southwest Bancorp, Inc.	4,663	78,945
Standard Chartered PLC	819,695	6,219,001
State Bank Financial Corp.	7,475	152,116
Sterling Bancorp	26,512	416,238
Stock Yards Bancorp, Inc.	4,674	131,947
Stonegate Bank	3,037	98,004
Suffolk Bancorp	2,551	79,872

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Sumitomo Mitsui Financial Group, Inc.	336,009	$9,702,274
Sumitomo Mitsui Trust Holdings, Inc.	830,753	2,703,114
Sun Bancorp, Inc. (I)	2,103	43,448
SunTrust Banks, Inc.	148,309	6,092,534
Suruga Bank, Ltd.	42,803	967,312
SVB Financial Group (I)	23,612	2,246,918
Svenska Handelsbanken AB, A Shares	374,509	4,546,730
Swedbank AB, A Shares	226,499	4,757,175

Synovus Financial Corp. (I)	57,202	1,658,286
Talmer Bancorp, Inc., Class A	11,799	226,187
TCF Financial Corp.	77,964	986,245
Texas Capital Bancshares, Inc. (I)	9,737	455,302
The Bancorp, Inc. (I)	8,792	52,928
The Bank of Kyoto, Ltd.	76,070	466,590
The Chiba Bank, Ltd.	173,204	818,520
The Chugoku Bank, Ltd.	43,612	444,986
The First of Long Island Corp.	3,422	98,109
The Hachijuni Bank, Ltd.	104,338	454,420
The Hiroshima Bank, Ltd.	127,000	424,354
The Iyo Bank, Ltd.	60,959	373,353
The Joyo Bank, Ltd.	156,944	586,724
The PNC Financial Services Group, Inc.	147,123	11,974,341
The Shizuoka Bank, Ltd.	134,908	950,105
Tompkins Financial Corp.	2,926	190,190
Towne Bank	12,014	260,114
TriCo Bancshares	4,576	126,298
TriState Capital Holdings, Inc. (I)	4,595	63,089
Triumph Bancorp, Inc. (I)	3,246	51,936
Trustmark Corp.	44,813	1,113,603
U.S. Bancorp	479,492	19,337,912
UMB Financial Corp.	9,383	499,269
Umpqua Holdings Corp.	146,667	2,268,938
UniCredit SpA	1,268,351	2,789,422
Union Bankshares Corp.	8,743	216,040
Unione di Banche Italiane SCPA	223,419	616,983
United Bankshares, Inc. (L)	13,608	510,436
United Community Banks, Inc.	14,991	274,185
United Overseas Bank, Ltd.	324,339	4,468,724
Univest Corp. of Pennsylvania	4,662	97,995
Valley National Bancorp	152,694	1,392,569
Veritex Holdings, Inc. (I)(L)	3,002	48,092
Washington Trust Bancorp, Inc.	3,207	121,609
WashingtonFirst Bankshare, Inc.	2,912	62,928
Webster Financial Corp.	60,522	2,054,722
Wells Fargo & Company	1,363,048	64,513,062
WesBanco, Inc.	6,955	215,953
West Bancorporation, Inc.	3,612	67,147
WestAmerica Bancorp. (L)	4,903	241,522
Westpac Banking Corp.	834,179	18,498,370
Wilshire Bancorp, Inc.	15,455	161,041
Wintrust Financial Corp.	10,049	512,499
Yadkin Financial Corp.	10,526	264,097
Yamaguchi Financial Group, Inc.	48,133	455,160
Your Community Bankshares, Inc.	1,427	53,027
Zions Bancorporation	59,259	1,489,179
		658,669,635
Capital markets - 1.6%
3i Group PLC	244,743	1,795,703
Aberdeen Asset Management PLC	231,077	866,975
Affiliated Managers Group, Inc. (I)	15,844	2,230,360
Ameriprise Financial, Inc.	49,592	4,455,841
Arlington Asset Investment Corp., Class A (L)	5,109	66,468
Associated Capital Group, Inc., Class A	1,226	35,162

The accompanying notes are an integral part of the financial statements.	152

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
BGC Partners, Inc., Class A	46,313	$403,386
BlackRock, Inc.	37,061	12,694,504
Calamos Asset Management, Inc., Class A	5,002	36,565
Cohen & Steers, Inc.	4,454	180,120
Cowen Group, Inc., Class A (I)(L)	23,368	69,169
Credit Suisse Group
Funding Guernsey, Ltd. (I)	464,995	4,953,317
Daiwa Securities Group, Inc.	416,508	2,194,318
Deutsche Bank AG (I)	344,896	4,767,537
Diamond Hill Investment Group, Inc.	665	125,299
E*TRADE Financial Corp. (I)	82,998	1,949,623
Eaton Vance Corp.	51,698	1,827,007
Evercore Partners, Inc., Class A	8,175	361,253
Federated Investors, Inc., Class B	43,128	1,241,224
Financial Engines, Inc. (L)	11,409	295,151
Franklin Resources, Inc.	109,587	3,656,918
GAMCO Investors, Inc., Class A	1,083	35,490
Greenhill & Company, Inc. (L)	5,832	93,895
Hargreaves Lansdown PLC	64,580	1,077,260
Houlihan Lokey, Inc.	2,804	62,725
ICAP PLC	139,964	787,535
INTL. FCStone, Inc. (I)	3,435	93,741
Invesco, Ltd.	122,263	3,122,597
Investec PLC	154,446	959,999
Investment Technology Group, Inc.	7,044	117,776
Janus Capital Group, Inc.	96,600	1,344,672
Julius Baer Group, Ltd. (I)	56,092	2,257,607
KCG Holdings, Inc., Class A (I)	10,798	143,613
Ladenburg Thalmann
Financial Services, Inc. (I)	21,872	51,618
Legg Mason, Inc.	32,324	953,235
Macquarie Group, Ltd.	76,587	3,986,695
Manning & Napier, Inc.	4,066	38,627
Mediobanca SpA	143,448	826,518
Moelis & Company, Class A	4,066	91,485
Morgan Stanley	448,503	11,652,108
Nomura Holdings, Inc.	908,313	3,230,466
Northern Trust Corp.	63,247	4,190,746
OM Asset Management PLC	8,447	112,767
Oppenheimer Holdings, Inc., Class A	2,830	43,752
Partners Group Holding AG	4,339	1,859,545
Piper Jaffray Companies (I)	3,233	121,884
PJT Partners, Inc., Class A	3,836	88,228
Platinum Asset Management, Ltd.	59,639	259,017
Raymond James Financial, Inc.	57,414	2,830,510
Safeguard Scientifics, Inc. (I)	5,370	67,071
SBI Holdings, Inc.	51,990	517,723
Schroders PLC	33,900	1,071,261
SEI Investments Company	62,022	2,983,878
State Street Corp.	117,425	6,331,556
Stifel Financial Corp. (I)	43,794	1,377,321
T. Rowe Price Group, Inc.	72,862	5,316,740
The Bank of New York Mellon Corp.	315,871	12,271,588
The Charles Schwab Corp.	352,828	8,930,077
The Goldman Sachs Group, Inc.	114,032	16,942,875
UBS Group AG (I)	914,591	11,867,354
Virtu Financial, Inc., Class A	5,343	96,174
Virtus Investment Partners, Inc.	1,378	98,086
Waddell & Reed Financial, Inc., Class A	53,888	927,951
Westwood Holdings Group, Inc.	1,601	82,932
WisdomTree Investments, Inc. (L)	76,139	745,401
		154,267,999

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer finance - 0.5%
Acom Company, Ltd. (I)	98,310	$476,267
AEON Credit Service Company, Ltd.	25,453	551,132
American Express Company	237,585	14,435,665
Capital One Financial Corp.	151,789	9,640,119
Cash America International, Inc.	5,017	213,825
Credit Saison Company, Ltd. (I)	37,103	623,274
Discover Financial Services	121,628	6,518,045
Encore Capital Group, Inc. (I)(L)	5,131	120,732
Enova International, Inc. (I)	6,393	47,052
EZCORP, Inc., Class A (I)	11,234	84,929
First Cash Financial Services, Inc.	5,873	301,461
Green Dot Corp., Class A (I)	8,899	204,588
LendingClub Corp. (I)	69,601	299,284
Navient Corp.	100,715	1,203,544
Nelnet, Inc., Class A	4,243	147,444
PRA Group, Inc. (I)	9,789	236,306
Provident Financial PLC	37,110	1,144,244
Regional Management Corp. (I)	2,641	38,717
SLM Corp. (I)	195,050	1,205,409
Synchrony Financial (I)	244,814	6,188,898
World Acceptance Corp. (I)(L)	1,356	61,834
		43,742,769
Diversified financial services - 1.7%
AMP, Ltd.	739,758	2,882,989
ASX, Ltd.	48,859	1,682,244
Berkshire Hathaway, Inc., Class B (I)	552,457	79,990,249
CBOE Holdings, Inc.	37,100	2,471,602
Challenger, Ltd.	143,002	934,265
CME Group, Inc.	99,363	9,677,956
Deutsche Boerse AG	48,263	3,965,032
Eurazeo SA	9,916	588,275
Exor SpA	27,422	1,012,297
FactSet Research Systems, Inc.	18,633	3,007,739
First Pacific Company, Ltd.	535,340	388,653
FNFV Group (I)	14,123	161,991
GAIN Capital Holdings, Inc.	8,773	55,445
Groupe Bruxelles Lambert SA	19,993	1,639,541
Hong Kong Exchanges & Clearing, Ltd.	287,071	6,994,646
Industrivarden AB, C Shares	40,639	661,176
Intercontinental Exchange, Inc.	34,904	8,934,028
Investment AB Kinnevik, B Shares	58,270	1,392,923
Investor AB, B Shares	113,889	3,826,190
Japan Exchange Group, Inc.	130,500	1,502,508
Leucadia National Corp.	96,867	1,678,705
London Stock Exchange Group PLC	78,415	2,664,419
MarketAxess Holdings, Inc.	17,121	2,489,393
Mitsubishi UFJ Lease &
Finance Company, Ltd.	112,370	431,790
Moody’s Corp.	49,788	4,665,633
MSCI, Inc.	39,587	3,052,949
Nasdaq, Inc.	33,678	2,177,956
NewStar Financial, Inc. (I)	5,014	42,218
On Deck Capital, Inc. (I)	11,012	56,712
ORIX Corp.	331,247	4,286,491
Pargesa Holding SA	8,706	575,633
PICO Holdings, Inc. (I)	5,829	55,142
S&P Global, Inc.	77,898	8,355,339
Singapore Exchange, Ltd.	198,548	1,130,990
Wendel SA	7,329	757,699
		164,190,818
Insurance - 3.5%
Admiral Group PLC	52,306	1,422,203

The accompanying notes are an integral part of the financial statements.	153

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Aegon NV	457,940	$1,814,506
Aflac, Inc.	120,586	8,701,486
Ageas	50,659	1,760,870
AIA Group, Ltd.	3,012,935	18,118,961
Alleghany Corp. (I)	7,037	3,867,394
Allianz SE	114,273	16,301,890
Ambac Financial Group, Inc. (I)	9,477	155,991
American Equity Investment Life
Holding Company	17,038	242,792
American Financial Group, Inc.	32,407	2,395,850
American International Group, Inc.	330,100	17,458,989
AMERISAFE, Inc.	3,899	238,697
Aon PLC	77,565	8,472,425
Argo Group International Holdings, Ltd.	5,772	299,567
Arthur J. Gallagher & Company	52,137	2,481,721
Aspen Insurance Holdings, Ltd.	27,676	1,283,613
Assicurazioni Generali SpA	291,913	3,442,349
Assurant, Inc.	19,039	1,643,256
Atlas Financial Holdings, Inc. (I)	2,949	50,782
Aviva PLC	1,012,372	5,336,501
AXA SA	485,374	9,597,111
Baldwin & Lyons, Inc., Class B	2,531	62,414
Baloise Holding AG	12,388	1,379,779
Brown & Brown, Inc.	52,972	1,984,861
Chubb, Ltd.	136,954	17,901,257
Cincinnati Financial Corp.	43,469	3,255,393
Citizens, Inc. (I)(L)	10,262	77,991
CNO Financial Group, Inc.	119,006	2,077,845
CNP Assurances	43,482	641,523
Direct Line Insurance Group PLC	346,187	1,600,475
Donegal Group, Inc., Class A	2,495	41,143
eHealth, Inc. (I)	4,168	58,435
EMC Insurance Group, Inc.	1,962	54,387
Employers Holdings, Inc.	6,669	193,534
Endurance Specialty Holdings, Ltd.	28,249	1,897,203
Enstar Group, Ltd. (I)	2,287	370,471
Everest Re Group, Ltd.	19,299	3,525,348
FBL Financial Group, Inc., Class A	2,241	135,961
Federated National Holding Company	2,955	56,263
Fidelity & Guaranty Life (L)	2,563	59,410
First American Financial Corp.	49,943	2,008,707
Genworth Financial, Inc., Class A (I)	333,812	861,235
Gjensidige Forsikring ASA	50,623	843,423
Global Indemnity PLC (I)	1,747	48,095
Greenlight Capital Re, Ltd., Class A (I)	6,399	129,004
Hallmark Financial Services, Inc. (I)	3,824	44,320
Hannover Rueckversicherung AG	14,941	1,565,479
HCI Group, Inc.	1,956	53,360
Heritage Insurance Holdings, Inc.	5,962	71,365
Horace Mann Educators Corp.	8,631	291,641
Infinity Property & Casualty Corp.	2,237	180,436
Insurance Australia Group, Ltd.	609,017	2,508,704
James River Group Holdings, Ltd.	2,960	100,522
Japan Post Holdings Company, Ltd.	111,500	1,356,440
Kemper Corp.	30,347	940,150
Legal & General Group PLC	1,487,419	3,807,934
Lincoln National Corp.	70,725	2,742,008
Loews Corp.	78,490	3,225,154
Maiden Holdings, Ltd.	12,499	152,988
Mapfre SA (L)	266,999	586,374
Marsh & McLennan Companies, Inc.	153,055	10,478,145
MBIA, Inc. (I)	27,800	189,874
Medibank PVT., Ltd.	695,298	1,541,864

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Mercury General Corp.	16,622	$883,626
MetLife, Inc.	326,399	13,000,472
MS&AD Insurance Group Holdings, Inc.	126,751	3,284,133
Muenchener Rueckversicherungs AG	41,711	6,994,726
National General Holdings Corp.	10,254	219,641
National Interstate Corp.	1,477	44,679
National Western Life Group, Inc., Class A	540	105,446
NN Group NV	79,444	2,186,967
Old Mutual PLC	1,232,317	3,329,062
Old Republic International Corp.	111,133	2,143,756
OneBeacon Insurance Group, Ltd., Class A	5,034	69,469
Poste Italiane Spa (S)	130,705	867,872
Primerica, Inc.	31,207	1,786,289
Principal Financial Group, Inc.	79,623	3,273,302
Prudential Financial, Inc.	130,927	9,340,332
Prudential PLC	643,281	10,915,770
QBE Insurance Group, Ltd.	342,917	2,708,907
Reinsurance Group of America, Inc.	29,201	2,832,205
RenaissanceRe Holdings, Ltd.	19,643	2,306,874
RLI Corp.	7,859	540,542
RSA Insurance Group PLC	256,184	1,717,038
Safety Insurance Group, Inc.	2,990	184,124
Sampo OYJ, Class A	111,802	4,572,289
SCOR SE	40,792	1,206,017
Selective Insurance Group, Inc.	11,953	456,724
Sompo Japan Nipponkoa Holdings, Inc.	88,291	2,349,616
Sony Financial Holdings, Inc. (I)	44,016	497,683
St James’s Place PLC	132,150	1,393,624
Standard Life PLC	493,977	1,948,915
State Auto Financial Corp.	3,096	67,833
State National Companies, Inc.	7,018	73,900
Stewart Information Services Corp.	4,807	199,058
Suncorp Group, Ltd.	321,854	2,951,373
Swiss Life Holding AG (I)	8,062	1,863,111
Swiss Re AG	83,402	7,284,365
T&D Holdings, Inc.	143,525	1,218,818
The Allstate Corp.	111,047	7,767,738
The Dai-ichi Life Insurance Company, Ltd. (I)	269,637	3,018,422
The Hanover Insurance Group, Inc.	19,578	1,656,690
The Hartford Financial Services Group, Inc.	116,470	5,168,939
The Navigators Group, Inc.	2,374	218,337
The Progressive Corp.	171,618	5,749,203
The Travelers Companies, Inc.	86,598	10,308,626
Third Point Reinsurance, Ltd. (I)	13,968	163,705
Tokio Marine Holdings, Inc.	170,485	5,675,626
Torchmark Corp.	33,128	2,047,973
Trupanion, Inc. (I)(L)	3,678	48,734
Tryg A/S	28,898	517,404
UnipolSai SpA	277,499	418,779
United Fire Group, Inc.	4,521	191,826
United Insurance Holdings Corp.	3,925	64,292
Universal Insurance Holdings, Inc. (L)	6,893	128,072
Unum Group	70,149	2,230,037
W.R. Berkley Corp.	44,706	2,678,784
Willis Towers Watson PLC	40,580	5,044,500
WMIH Corp. (I)	44,738	99,318
XL Group PLC	85,689	2,854,301
Zurich Insurance Group AG (I)	37,599	9,301,342
		334,359,075
Real estate investment trusts - 3.5%
Acadia Realty Trust	14,779	524,950
AG Mortgage Investment Trust, Inc.	6,345	91,622
Agree Realty Corp.	4,598	221,808

The accompanying notes are an integral part of the financial statements.	154

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Alexander’s, Inc.	434	$177,606
Alexandria Real Estate Equities, Inc.	33,671	3,485,622
Altisource Residential Corp., Class B	11,750	107,983
American Assets Trust, Inc.	8,214	348,602
American Campus Communities, Inc.	59,453	3,143,280
American Capital Mortgage Investment Corp.	9,090	143,531
American Tower Corp.	126,185	14,335,878
Anworth Mortgage Asset Corp.	21,683	101,910
Apartment Investment & Management
Company, Class A	45,597	2,013,564
Apollo Commercial Real Estate Finance, Inc.	11,234	180,530
Apollo Residential Mortgage, Inc.	6,643	89,016
Ares Commercial Real Estate Corp.	6,416	78,853
Armada Hoffler Properties, Inc.	7,349	100,975
ARMOUR Residential REIT, Inc.	7,439	148,780
Ascendas Real Estate Investment Trust	548,031	1,014,252
Ashford Hospitality Prime, Inc.	5,972	84,444
Ashford Hospitality Trust, Inc.	18,032	96,832
AvalonBay Communities, Inc.	40,223	7,255,827
BGP Holdings PLC (I)	1,525,695	91,430
Bluerock Residential Growth REIT, Inc.	5,197	67,561
Boston Properties, Inc.	45,079	5,945,920
Camden Property Trust	39,654	3,506,207
CapitaCommercial Trust	512,196	563,354
CapitaMall Trust	613,281	975,130
Capstead Mortgage Corp.	17,673	171,428
Care Capital Properties, Inc.	38,258	1,002,742
CareTrust REIT, Inc.	12,423	171,189
CatchMark Timber Trust, Inc., Class A	9,438	115,332
CBL & Associates Properties, Inc.	35,615	331,576
Cedar Realty Trust, Inc.	18,550	137,827
Chatham Lodging Trust	8,064	177,247
Chesapeake Lodging Trust	12,690	295,043
City Office Reit, Inc.	5,132	66,613
Colony Capital, Inc., Class A	23,377	358,837
Colony Starwood Homes	13,791	419,522
Communications Sales & Leasing, Inc. (I)	55,287	1,597,794
Community Healthcare Trust, Inc.	3,477	73,504
CorEnergy Infrastructure Trust, Inc.	2,662	76,799
CoreSite Realty Corp.	6,958	617,105
Corporate Office Properties Trust	43,139	1,275,620
Corrections Corp. of America	53,544	1,875,111
Cousins Properties, Inc.	43,260	449,904
Crown Castle International Corp.	99,998	10,142,797
CYS Investments, Inc.	28,878	241,709
DCT Industrial Trust, Inc.	40,358	1,938,798
Dexus Property Group	239,819	1,627,331
DiamondRock Hospitality Company	42,287	381,852
Digital Realty Trust, Inc.	43,882	4,782,699
Douglas Emmett, Inc.	63,999	2,273,244
Duke Realty Corp.	157,676	4,203,642
DuPont Fabros Technology, Inc.	15,425	733,305
Dynex Capital, Inc.	11,696	81,170
Easterly Government Properties, Inc.	5,662	111,711
EastGroup Properties, Inc.	6,494	447,566
Education Realty Trust, Inc.	43,922	2,026,561
EPR Properties	28,987	2,338,671
Equinix, Inc.	20,734	8,039,194
Equity One, Inc.	41,446	1,333,732
Equity Residential	107,200	7,383,936
Essex Property Trust, Inc.	19,211	4,381,837
Extra Space Storage, Inc.	37,047	3,428,329
Farmland Partners, Inc. (L)	3,728	42,201

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Federal Realty Investment Trust	21,630	$3,580,847
FelCor Lodging Trust, Inc.	29,428	183,336
First Industrial Realty Trust, Inc.	77,308	2,150,709
First Potomac Realty Trust	12,925	118,910
Fonciere Des Regions	8,348	737,847
Four Corners Property Trust, Inc.	12,638	260,216
Franklin Street Properties Corp.	20,472	251,191
Gecina SA	10,285	1,393,084
General Growth Properties, Inc.	170,991	5,098,952
Getty Realty Corp.	5,774	123,852
Gladstone Commercial Corp.	5,966	100,766
Global Net Lease, Inc.	36,726	291,972
Goodman Group	444,434	2,383,725
Government Properties Income Trust	14,747	340,066
Gramercy Property Trust	88,482	815,804
Great Ajax Corp.	3,544	49,155
Hammerson PLC	194,509	1,400,965
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	7,713	166,601
Hatteras Financial Corp.	19,171	314,404
HCP, Inc.	136,752	4,838,286
Healthcare Realty Trust, Inc.	69,339	2,426,172
Hersha Hospitality Trust	8,700	149,205
Highwoods Properties, Inc.	44,397	2,344,162
Hospitality Properties Trust	69,072	1,989,274
Host Hotels & Resorts, Inc.	220,921	3,581,129
Hudson Pacific Properties, Inc.	16,206	472,891
ICADE	9,267	651,195
Independence Realty Trust, Inc.	9,757	79,812
InfraREIT, Inc. (I)	4,498	78,895
Intu Properties PLC (L)	237,658	923,964
Invesco Mortgage Capital, Inc.	23,252	318,320
Investors Real Estate Trust	26,101	168,873
Iron Mountain, Inc.	72,229	2,876,881
iStar, Inc. (I)	15,232	146,075
Japan Prime Realty Investment Corp.	210	901,144
Japan Real Estate Investment Corp.	330	2,038,271
Japan Retail Fund Investment Corp.	633	1,616,344
Keppel REIT	21,160	16,552
Kilroy Realty Corp.	42,014	2,785,108
Kimco Realty Corp.	127,813	4,010,772
Kite Realty Group Trust	17,398	487,666
Klepierre	55,189	2,435,227
Ladder Capital Corp., Class A	8,080	98,576
Lamar Advertising Company, Class A	37,572	2,491,024
Land Securities Group PLC	197,697	2,751,047
LaSalle Hotel Properties	73,829	1,740,888
Lexington Realty Trust	48,383	489,152
Liberty Property Trust	66,830	2,654,488
Link REIT	562,404	3,845,834
LTC Properties, Inc.	7,817	404,373
Mack-Cali Realty Corp.	59,382	1,603,314
Medical Properties Trust, Inc.	157,695	2,398,541
Mid-America Apartment Communities, Inc.	34,416	3,661,862
Mirvac Group	917,074	1,394,727
Monmouth Real Estate
Investment Corp., Class A	13,340	176,888
Monogram Residential Trust, Inc.	35,705	364,548
National Health Investors, Inc.	7,713	579,169
National Retail Properties, Inc.	65,645	3,395,159
National Storage Affiliates Trust	4,951	103,080
New Residential Investment Corp.	46,120	638,301
New Senior Investment Group, Inc.	16,906	180,556

The accompanying notes are an integral part of the financial statements.	155

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
New York Mortgage Trust, Inc.	23,543	$143,612
New York REIT, Inc.	35,237	325,942
Nexpoint Residential Trust, Inc.	4,786	87,105
Nippon Building Fund, Inc.	355	2,186,813
Nippon Prologis REIT, Inc.	387	945,431
Nomura Real Estate Master Fund, Inc.	877	1,386,375
Northstar Realty Europe Corp.	13,011	120,352
Omega Healthcare Investors, Inc.	75,473	2,562,308
One Liberty Properties, Inc.	3,451	82,306
Orchid Island Capital, Inc.	4,888	50,298
Parkway Properties, Inc.	17,086	285,849
Pebblebrook Hotel Trust	15,083	395,929
Pennsylvania Real Estate Investment Trust	14,584	312,827
PennyMac Mortgage Investment Trust	14,245	231,196
Physicians Realty Trust	28,297	594,520
Post Properties, Inc.	24,379	1,488,338
Potlatch Corp.	27,202	927,588
Preferred Apartment Communities, Inc.	5,529	81,387
Prologis, Inc.	154,118	7,557,947
PS Business Parks, Inc.	4,008	425,169
Public Storage	43,240	11,051,712
QTS Realty Trust, Inc., Class A	9,670	541,327
RAIT Financial Trust	21,653	67,774
Ramco-Gershenson Properties Trust	16,834	330,115
Rayonier, Inc.	55,849	1,465,478
Realty Income Corp.	76,835	5,329,276
Redwood Trust, Inc.	16,168	223,280
Regency Centers Corp.	44,490	3,725,148
Resource Capital Corp.	6,651	85,532
Retail Opportunity Investments Corp.	21,032	455,763
Rexford Industrial Realty, Inc.	13,585	286,508
RLJ Lodging Trust	25,557	548,198
Rouse Properties, Inc.	7,830	142,898
Ryman Hospitality Properties	9,042	457,977
Sabra Health Care REIT, Inc.	13,965	288,168
Saul Centers, Inc.	1,930	119,100
Scentre Group	1,331,010	4,930,003
Segro PLC	185,562	1,028,540
Select Income REIT	13,198	343,016
Senior Housing Properties Trust	108,235	2,254,535
Seritage Growth Properties (L)	5,274	262,856
Silver Bay Realty Trust Corp.	7,230	123,127
Simon Property Group, Inc.	90,840	19,703,196
SL Green Realty Corp.	29,372	3,127,237
Sovran Self Storage, Inc.	21,123	2,216,225
STAG Industrial, Inc.	14,565	346,793
Stockland	598,145	2,120,722
Summit Hotel Properties, Inc.	18,249	241,617
Sunstone Hotel Investors, Inc.	45,530	549,547
Suntec Real Estate Investment Trust	601,800	795,201
Tanger Factory Outlet Centers, Inc.	43,318	1,740,517
Taubman Centers, Inc.	27,504	2,040,797
Terreno Realty Corp.	8,994	232,675
The British Land Company PLC	244,790	1,987,520
The GEO Group, Inc.	15,442	527,808
The GPT Group	452,407	1,839,780
The Macerich Company	37,214	3,177,703
Tier REIT, Inc. (L)	10,207	156,473
UDR, Inc.	78,496	2,898,072
UMH Properties, Inc.	7,170	80,663
Unibail-Rodamco SE (L)	23,954	6,196,752
Unibail-Rodamco SE	715	184,966
United Development Funding IV (L)	7,218	23,098

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
United Urban Investment Corp.	683	$1,230,330
Universal Health Realty Income Trust	2,664	152,328
Urban Edge Properties	60,607	1,809,725
Urstadt Biddle Properties, Inc., Class A	5,826	144,368
Ventas, Inc.	98,716	7,188,499
Vicinity Centres	846,178	2,111,086
Vornado Realty Trust	52,026	5,208,843
Washington Real Estate Investment Trust	15,141	476,336
Weingarten Realty Investors	52,617	2,147,826
Welltower, Inc.	104,307	7,945,064
Western Asset Mortgage Capital Corp.	8,529	80,087
Westfield Corp. (I)	493,504	3,964,157
Weyerhaeuser Company	222,028	6,609,774
Whitestone REIT	6,471	97,583
WP GLIMCHER, Inc. (I)	123,588	1,382,950
Xenia Hotels & Resorts, Inc.	21,783	365,519
		339,472,552
Real estate management and development - 0.7%
Aeon Mall Company, Ltd.	29,231	382,460
Alexander & Baldwin, Inc.	30,880	1,116,003
Altisource Asset Management Corp. (I)	164	2,389
Altisource Portfolio Solutions SA (I)(L)	2,488	69,266
AV Homes, Inc. (I)	3,476	42,477
Azrieli Group	10,625	451,821
CapitaLand, Ltd.	634,784	1,457,450
CBRE Group, Inc., Class A (I)	85,314	2,259,115
Cheung Kong Property Holdings, Ltd.	675,562	4,256,477
City Developments, Ltd.	103,713	630,248
Consolidated-Tomoka Land Company	1,061	50,366
Daito Trust Construction Company, Ltd.	17,860	2,899,791
Daiwa House Industry Company, Ltd.	141,706	4,161,481
Deutsche Wohnen AG	84,549	2,878,728
Forestar Group, Inc. (I)	7,591	90,257
FRP Holdings, Inc. (I)	1,464	50,508
Global Logistic Properties, Ltd.	667,286	900,869
Hang Lung Properties, Ltd.	556,313	1,123,919
Henderson Land Development Company, Ltd.	273,197	1,543,225
HFF, Inc., Class A	7,665	221,365
Hong Kong Land Holdings, Ltd.	294,100	1,799,969
Hulic Company, Ltd.	73,169	771,024
Hysan Development Company, Ltd.	155,279	692,470
Jones Lang LaSalle, Inc.	20,564	2,003,962
Kennedy-Wilson Holdings, Inc.	17,551	332,767
Kerry Properties, Ltd.	165,055	408,646
LendLease Group	139,443	1,324,591
Marcus & Millichap, Inc. (I)	3,349	85,098
Mitsubishi Estate Company, Ltd.	313,124	5,743,569
Mitsui Fudosan Company, Ltd.	222,826	5,114,029
New World Development Company, Ltd.	1,390,569	1,416,105
Nomura Real Estate Holdings, Inc.	30,563	534,061
NTT Urban Development Corp.	28,000	301,017
RE/MAX Holdings, Inc., Class A	3,688	148,479
Sino Land Company, Ltd.	771,722	1,270,629
Sumitomo Realty &
Development Company, Ltd.	89,483	2,426,543
Sun Hung Kai Properties, Ltd.	361,977	4,368,661
Swire Pacific, Ltd., Class A	135,877	1,535,577
Swire Properties, Ltd.	297,691	793,168
Swiss Prime Site AG (I)	17,410	1,576,105
Tejon Ranch Company (I)	3,197	75,577
The RMR Group, Inc., Class A	1,623	50,264
The St. Joe Company (I)	10,967	194,335
The Wharf Holdings, Ltd.	343,963	2,099,043

The accompanying notes are an integral part of the financial statements.	156

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Tokyo Tatemono Company, Ltd.	50,600	$606,810
Tokyu Fudosan Holdings Corp.	127,081	792,803
UOL Group, Ltd.	118,545	483,220
Vonovia SE	116,546	4,255,556
Wheelock and Company, Ltd.	203,456	955,763
		66,748,056
Thrifts and mortgage finance - 0.1%
Astoria Financial Corp.	18,615	285,368
Bank Mutual Corp.	9,810	75,341
BankFinancial Corp.	4,999	59,938
Beneficial Bancorp, Inc. (I)	14,833	188,676
BofI Holding, Inc. (I)(L)	12,589	222,951
BSB Bancorp, Inc. (I)	1,887	42,741
Capitol Federal Financial, Inc.	25,184	351,317
Charter Financial Corp.	4,029	53,505
Clifton Bancorp, Inc.	5,493	82,780
Dime Community Bancshares, Inc.	6,962	118,424
ESSA Bancorp, Inc.	3,355	44,957
Essent Group, Ltd. (I)	15,630	340,890
EverBank Financial Corp.	21,251	315,790
Federal Agricultural Mortgage Corp., Class C	1,896	66,019
First Defiance Financial Corp.	2,035	79,060
Flagstar Bancorp, Inc. (I)	4,521	110,358
Fox Chase Bancorp, Inc.	3,160	64,274
Home Bancorp, Inc.	2,219	60,956
HomeStreet, Inc. (I)	5,095	101,492
Kearny Financial Corp.	19,464	244,857
Lake Sunapee Bank Group	2,487	42,553
LendingTree, Inc. (I)(L)	1,333	117,744
Meridian Bancorp, Inc.	10,579	156,358
Meta Financial Group, Inc.	1,776	90,505
MGIC Investment Corp. (I)	71,975	428,251
Nationstar Mortgage Holdings, Inc. (I)(L)	7,297	82,164
New York Community Bancorp, Inc. (L)	221,981	3,327,495
NMI Holdings, Inc., Class A (I)	11,624	63,700
Northfield Bancorp, Inc.	9,261	137,341
Northwest Bancshares, Inc.	19,055	282,586
OceanFirst Financial Corp.	4,459	81,020
Ocwen Financial Corp. (I)	24,322	41,591
Oritani Financial Corp.	8,336	133,293
PennyMac Financial Services, Inc., Class A (I)	3,429	42,828
PHH Corp. (I)	11,303	150,556
Provident Financial Holdings, Inc.	2,280	41,724
Provident Financial Services, Inc.	12,298	241,533
Radian Group, Inc.	45,235	471,349
Southern Missouri Bancorp, Inc.	2,124	49,978
Territorial Bancorp, Inc.	2,412	63,846
TrustCo Bank Corp.	19,460	124,739
United Community Financial Corp.	10,498	63,828
United Financial Bancorp, Inc. (I)	11,294	146,596
Walker & Dunlop, Inc. (I)	5,784	131,760
Washington Federal, Inc.	59,907	1,453,344
Waterstone Financial, Inc.	5,408	82,905
WSFS Financial Corp.	6,146	197,840
		11,157,121
		1,772,608,025
Health care - 13.2%
Biotechnology - 2.0%
AbbVie, Inc.	476,759	29,516,150
Acceleron Pharma, Inc. (I)	5,876	199,666
Achillion Pharmaceuticals, Inc. (I)	25,061	195,476

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Acorda Therapeutics, Inc. (I)	9,123	$232,682
Actelion, Ltd. (I)	25,676	4,323,774
Adamas Pharmaceuticals, Inc. (I)	3,839	58,122
Aduro Biotech, Inc. (I)(L)	7,902	89,372
Advaxis, Inc. (I)(L)	7,458	60,335
Agenus, Inc. (I)	16,566	67,092
Aimmune Therapeutics, Inc. (I)(L)	5,834	63,124
Akebia Therapeutics, Inc. (I)	8,203	61,358
Alder Biopharmaceuticals, Inc. (I)(L)	9,993	249,525
Alexion Pharmaceuticals, Inc. (I)	66,154	7,724,141
AMAG Pharmaceuticals, Inc. (I)	7,414	177,343
Amgen, Inc.	222,046	33,784,299
Amicus Therapeutics, Inc. (I)	27,552	150,434
Anavex Life Sciences Corp. (I)	7,601	46,442
Applied Genetic Technologies Corp. (I)	3,090	43,662
Ardelyx, Inc. (I)	5,418	47,299
Arena Pharmaceuticals, Inc. (I)	53,706	91,837
ARIAD Pharmaceuticals, Inc. (I)	37,608	277,923
Array BioPharma, Inc. (I)	31,992	113,892
Arrowhead Pharmaceuticals, Inc. (I)(L)	13,610	72,405
Atara Biotherapeutics, Inc. (I)(L)	5,101	114,824
Athersys, Inc. (I)(L)	18,373	39,869
Avexis, Inc. (I)	1,067	40,567
Axovant Sciences, Ltd. (I)(L)	5,397	69,297
Bellicum Pharmaceuticals, Inc. (I)	3,775	48,924
BioCryst Pharmaceuticals, Inc. (I)	17,240	48,962
Biogen, Inc. (I)	64,981	15,713,705
BioSpecifics Technologies Corp. (I)	1,325	52,921
BioTime, Inc. (I)	16,383	42,760
Bluebird Bio, Inc. (I)(L)	7,860	340,259
Blueprint Medicines Corp. (I)	4,420	89,505
Celator Pharmaceuticals, Inc. (I)	6,886	207,819
Celgene Corp. (I)	229,511	22,636,670
Celldex Therapeutics, Inc. (I)(L)	21,007	92,221
Cellular Biomedicine Group, Inc. (I)	2,926	35,083
Cepheid, Inc. (I)	15,401	473,581
Chimerix, Inc. (I)	10,321	40,562
Clovis Oncology, Inc. (I)(L)	6,996	95,985
Coherus Biosciences, Inc. (I)	6,396	108,028
Concert Pharmaceuticals, Inc. (I)	4,027	45,223
CSL, Ltd.	115,727	9,759,556
Curis, Inc. (I)	27,608	43,068
Cytokinetics, Inc. (I)	7,847	74,468
CytomX Therapeutics, Inc. (I)	4,815	49,185
CytRx Corp. (I)(L)	16,153	36,021
Dynavax Technologies Corp. (I)	8,372	122,064
Eagle Pharmaceuticals, Inc. (I)(L)	1,977	76,688
Edge Therapeutics, Inc. (I)	3,936	39,793
Editas Medicine, Inc. (I)(L)	1,537	37,503
Emergent BioSolutions, Inc. (I)	6,816	191,666
Enanta Pharmaceuticals, Inc. (I)(L)	3,435	75,742
Epizyme, Inc. (I)	8,882	90,952
Esperion Therapeutics, Inc. (I)(L)	3,379	33,385
Exact Sciences Corp. (I)(L)	20,850	255,413
Exelixis, Inc. (I)(L)	48,203	376,465
FibroGen, Inc. (I)	11,266	184,875
Five Prime Therapeutics, Inc. (I)	5,712	236,191
Flexion Therapeutics, Inc. (I)	4,213	63,048
Foundation Medicine, Inc. (I)(L)	3,012	56,204
Galena Biopharma, Inc. (I)(L)	40,130	18,705
Genmab A/S (I)	14,175	2,584,772
Genomic Health, Inc. (I)	4,026	104,253
Geron Corp. (I)(L)	33,789	90,555

The accompanying notes are an integral part of the financial statements.	157

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Gilead Sciences, Inc.	392,665	$32,756,114
Global Blood Therapeutics, Inc. (I)(L)	3,148	52,225
Grifols SA	75,196	1,708,180
Halozyme Therapeutics, Inc. (I)(L)	23,444	202,322
Heron Therapeutics, Inc. (I)	6,883	124,238
Ignyta, Inc. (I)	7,237	39,225
ImmunoGen, Inc. (I)	19,213	59,176
Immunomedics, Inc. (I)(L)	19,839	46,026
Inovio Pharmaceuticals, Inc. (I)(L)	14,211	131,310
Insmed, Inc. (I)	13,613	134,224
Insys Therapeutics, Inc. (I)(L)	5,325	68,906
Intellia Therapeutics, Inc. (I)	1,554	33,178
Invitae Corp. (I)(L)	5,448	40,261
Ironwood Pharmaceuticals, Inc. (I)	27,686	361,994
Karyopharm Therapeutics, Inc. (I)	5,566	37,348
Keryx Biopharmaceuticals, Inc. (I)(L)	17,283	114,413
Kite Pharma, Inc. (I)(L)	8,303	415,150
La Jolla Pharmaceutical Co. (I)	3,149	50,384
Lexicon Pharmaceuticals, Inc. (I)(L)	9,210	132,164
Ligand Pharmaceuticals, Inc. (I)	4,003	477,438
Lion Biotechnologies, Inc. (I)	10,437	84,540
Loxo Oncology, Inc. (I)	2,936	68,056
MacroGenics, Inc. (I)	6,866	185,313
MannKind Corp. (I)(L)	70,963	82,317
Medgenics, Inc. (I)	6,178	34,288
MediciNova, Inc. (I)	6,922	52,261
Merrimack Pharmaceuticals, Inc. (I)(L)	26,108	140,722
MiMedx Group, Inc. (I)(L)	21,861	174,451
Minerva Neurosciences, Inc. (I)	3,716	37,940
Momenta Pharmaceuticals, Inc. (I)	14,002	151,222
Myriad Genetics, Inc. (I)	14,159	433,265
Natera, Inc. (I)(L)	5,746	69,325
NewLink Genetics Corp. (I)	4,921	55,410
Novavax, Inc. (I)(L)	57,413	417,393
Oncocyte Corp. (I)	849	3,022
OncoMed Pharmaceuticals, Inc. (I)	4,099	50,459
Ophthotech Corp. (I)	6,473	330,317
Organovo Holdings, Inc. (I)(L)	19,787	73,608
Otonomy, Inc. (I)	5,425	86,149
OvaScience, Inc. (I)(L)	7,465	38,893
PDL BioPharma, Inc.	35,381	111,096
Pfenex, Inc. (I)	4,383	36,686
PharmAthene, Inc. (I)(L)	15,963	38,950
Portola Pharmaceuticals, Inc. (I)	10,526	248,414
Progenics Pharmaceuticals, Inc. (I)	15,692	66,220
Prothena Corp. PLC (I)(L)	7,354	257,096
PTC Therapeutics, Inc. (I)(L)	7,725	54,230
Puma Biotechnology, Inc. (I)	5,269	156,964
Radius Health, Inc. (I)(L)	6,695	246,041
Raptor Pharmaceutical Corp. (I)	18,924	101,622
Regeneron Pharmaceuticals, Inc. (I)	22,927	8,006,796
REGENXBIO, Inc. (I)	4,752	38,016
Regulus Therapeutics, Inc. (I)(L)	9,067	26,204
Repligen Corp. (I)	7,211	197,293
Retrophin, Inc. (I)	7,803	138,971
Rigel Pharmaceuticals, Inc. (I)	22,844	50,942
Sage Therapeutics, Inc. (I)	5,704	171,862
Sangamo BioSciences, Inc. (I)	15,538	89,965
Sarepta Therapeutics, Inc. (I)(L)	9,201	175,463
Seres Therapeutics, Inc. (I)(L)	3,921	113,905
Sorrento Therapeutics, Inc. (I)(L)	6,784	37,990
Spark Therapeutics, Inc. (I)	3,673	187,800
Spectrum Pharmaceuticals, Inc. (I)	14,700	96,579

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Synergy Pharmaceuticals, Inc. (I)(L)	39,056	$148,413
Synthetic Biologics, Inc. (I)	18,246	32,843
TESARO, Inc. (I)(L)	5,260	442,103
TG Therapeutics, Inc. (I)(L)	8,501	51,516
Trevena, Inc. (I)	10,064	63,403
Trius Therapeutics, Inc. (I)(L)	10,492	1,154
Ultragenyx Pharmaceutical, Inc. (I)	7,627	373,037
United Therapeutics Corp. (I)	20,337	2,154,095
Vanda Pharmaceuticals, Inc. (I)	8,105	90,695
Versartis, Inc. (I)(L)	6,348	70,209
Vertex Pharmaceuticals, Inc. (I)	72,355	6,223,977
Vitae Pharmaceuticals, Inc. (I)	5,879	63,434
Vital Therapies, Inc. (I)	5,764	35,737
Voyager Therapeutics, Inc. (I)	2,825	31,047
XBiotech, Inc. (I)(L)	3,909	81,776
Xencor, Inc. (I)	7,058	134,031
ZIOPHARM Oncology, Inc. (I)(L)	26,036	142,938
		192,926,430
Health care equipment and supplies - 2.3%
Abaxis, Inc.	4,627	218,533
Abbott Laboratories	432,555	17,003,737
ABIOMED, Inc. (I)	17,920	1,958,477
Accuray, Inc. (I)(L)	17,961	93,218
Align Technology, Inc. (I)	33,258	2,678,932
Analogic Corp.	2,586	205,432
AngioDynamics, Inc. (I)	6,181	88,821
Anika Therapeutics, Inc. (I)	3,007	161,326
AtriCure, Inc. (I)	6,986	98,712
Atrion Corp.	284	121,512
Axogen, Inc. (I)	6,518	44,844
Baxter International, Inc.	160,856	7,273,908
Becton, Dickinson and Company	62,188	10,546,463
Boston Scientific Corp. (I)	404,034	9,442,275
C.R. Bard, Inc.	21,645	5,090,038
Cantel Medical Corp.	7,525	517,193
Cardiovascular Systems, Inc. (I)	6,955	127,798
Cerus Corp. (I)	22,094	137,867
Cochlear, Ltd.	14,163	1,292,224
Coloplast A/S	30,306	2,268,543
ConforMIS, Inc. (I)(L)	8,191	57,501
CONMED Corp.	5,876	280,461
CryoLife, Inc.	7,148	84,418
Cutera, Inc. (I)	3,250	36,433
Cyberdyne Inc (I)(L)	25,100	565,764
Cynosure, Inc., Class A (I)	4,986	242,544
Danaher Corp.	177,413	17,918,713
DENTSPLY SIRONA, Inc.	70,833	4,394,479
Edwards Lifesciences Corp. (I)	63,013	6,284,286
Endologix, Inc. (I)(L)	17,223	214,599
Entellus Medical, Inc. (I)	1,936	35,371
Essilor International SA	51,431	6,759,523
Exactech, Inc. (I)	2,432	65,032
GenMark Diagnostics, Inc. (I)	9,287	80,797
Getinge AB, B Shares	50,725	1,047,268
Glaukos Corp. (I)	3,612	105,326
Globus Medical, Inc., Class A (I)	14,679	349,801
Haemonetics Corp. (I)	10,801	313,121
Halyard Health, Inc. (I)	31,208	1,014,884
HeartWare International, Inc. (I)	3,822	220,721
Hill-Rom Holdings, Inc.	25,927	1,308,017
Hologic, Inc. (I)	72,502	2,508,569
Hoya Corp.	101,260	3,616,601
ICU Medical, Inc. (I)	3,077	346,932

The accompanying notes are an integral part of the financial statements.	158

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
IDEXX Laboratories, Inc. (I)	40,807	$3,789,338
Inogen, Inc. (I)	3,446	172,679
Insulet Corp. (I)	12,242	370,198
Integer Holdings Corp. (I)	6,476	200,303
Integra LifeSciences Holdings Corp. (I)	6,294	502,135
Intuitive Surgical, Inc. (I)	11,261	7,448,138
Invacare Corp.	7,076	85,832
InVivo Therapeutics Holdings Corp. (I)(L)	7,665	44,304
K2M Group Holdings, Inc. (I)	5,698	88,433
LDR Holding Corp. (I)	5,876	217,118
LeMaitre Vascular, Inc.	3,314	47,291
LivaNova PLC (I)(L)	19,457	977,325
Masimo Corp. (I)	8,584	450,789
Medtronic PLC	415,060	36,014,756
Meridian Bioscience, Inc.	8,849	172,556
Merit Medical Systems, Inc. (I)	9,044	179,343
Natus Medical, Inc. (I)	6,937	262,219
Neogen Corp. (I)	7,803	438,919
Nevro Corp. (I)(L)	5,027	370,792
Novocure, Ltd. (I)	10,932	127,576
NuVasive, Inc. (I)	10,405	621,387
NxStage Medical, Inc. (I)	13,547	293,699
Olympus Corp. (I)	72,902	2,722,275
OraSure Technologies, Inc. (I)	12,173	71,942
Orthofix International NV (I)	3,683	156,159
Oxford Immunotec Global PLC (I)(L)	4,212	37,908
Penumbra, Inc. (I)	5,375	319,813
Quidel Corp. (I)	5,947	106,213
ResMed, Inc.	63,998	4,046,594
Rockwell Medical, Inc. (I)(L)	10,803	81,779
RTI Surgical, Inc. (I)	14,464	51,926
Smith & Nephew PLC	223,972	3,803,303
Sonova Holding AG	13,438	1,783,560
St. Jude Medical, Inc.	83,265	6,494,670
STAAR Surgical Company (I)	9,700	53,447
STERIS PLC	39,198	2,694,863
Stryker Corp.	91,986	11,022,682
SurModics, Inc. (I)	3,071	72,107
Symmetry Surgical, Inc. (I)	2,773	36,409
Sysmex Corp.	39,079	2,690,920
Teleflex, Inc.	19,871	3,523,327
Terumo Corp.	85,517	3,649,467
The Cooper Companies, Inc.	22,082	3,788,609
The Spectranetics Corp. (I)	9,159	171,365
Utah Medical Products, Inc.	907	57,141
Varian Medical Systems, Inc. (I)	28,016	2,303,756
Vascular Solutions, Inc. (I)	3,641	151,684
West Pharmaceutical Services, Inc.	33,308	2,527,411
William Demant Holding A/S (I)(L)	30,395	591,662
Wright Medical Group NV (I)	21,775	378,232
Zeltiq Aesthetics, Inc. (I)(L)	7,477	204,346
Zimmer Biomet Holdings, Inc.	52,535	6,324,163
		220,013,877
Health care providers and services - 2.0%
AAC Holdings, Inc. (I)(L)	2,242	51,162
Aceto Corp.	6,223	136,221
Addus HomeCare Corp. (I)	1,881	32,786
Adeptus Health, Inc., Class A (I)(L)	2,608	134,729
Aetna, Inc.	102,644	12,535,912
Air Methods Corp. (I)	7,532	269,872
Alfresa Holdings Corp.	47,100	984,018
Almost Family, Inc. (I)	1,802	76,783
Amedisys, Inc. (I)	5,910	298,337

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
American Renal Associates Holdings, Inc. (I)	1,926	$55,796
AmerisourceBergen Corp.	53,837	4,270,351
AMN Healthcare Services, Inc. (I)	9,934	397,062
Amsurg Corp. (I)	24,643	1,910,818
Anthem, Inc.	78,151	10,264,352
BioScrip, Inc. (I)(L)	16,361	41,721
BioTelemetry, Inc. (I)	5,830	95,029
Capital Senior Living Corp. (I)	6,062	107,116
Cardinal Health, Inc.	96,691	7,542,865
Centene Corp. (I)	49,905	3,561,720
Chemed Corp.	3,342	455,548
Cigna Corp.	75,090	9,610,769
Civitas Solutions, Inc. (I)	3,226	67,198
Community Health Systems, Inc. (I)(L)	74,566	898,520
CorVel Corp. (I)	2,106	90,937
Cross Country Healthcare, Inc. (I)	7,078	98,526
DaVita HealthCare Partners, Inc. (I)	48,652	3,761,773
Diplomat Pharmacy, Inc. (I)(L)	9,650	337,750
ExamWorks Group, Inc. (I)	8,490	295,877
Express Scripts Holding Company (I)	185,801	14,083,716
Fresenius Medical Care AG &
Company KGaA	54,777	4,771,428
Fresenius SE & Company KGaA	102,375	7,522,256
HCA Holdings, Inc. (I)	89,740	6,910,877
HealthEquity, Inc. (I)	9,191	279,269
Healthscope, Ltd.	427,979	920,981
HealthSouth Corp.	18,407	714,560
Healthways, Inc. (I)	7,053	81,462
Henry Schein, Inc. (I)	24,061	4,253,985
Humana, Inc.	43,543	7,832,515
Kindred Healthcare, Inc.	17,952	202,678
Laboratory Corp. of America Holdings (I)	29,854	3,889,081
Landauer, Inc.	2,104	86,601
LHC Group, Inc. (I)	3,163	136,895
LifePoint Health, Inc. (I)	19,788	1,293,542
Magellan Health Services, Inc. (I)	5,205	342,333
McKesson Corp.	66,089	12,335,512
Mediclinic International PLC	91,311	1,336,778
Medipal Holdings Corp.	42,865	704,736
MEDNAX, Inc. (I)	42,400	3,071,032
Miraca Holdings, Inc.	14,317	620,900
Molina Healthcare, Inc. (I)	27,896	1,392,010
National HealthCare Corp.	2,326	150,585
Owens & Minor, Inc.	41,572	1,553,961
Patterson Companies, Inc.	25,037	1,199,022
PharMerica Corp. (I)	6,232	153,681
Quest Diagnostics, Inc.	41,916	3,412,382
Quorum Health Corp. (I)	6,720	71,971
RadNet, Inc. (I)	8,926	47,665
Ramsay Health Care, Ltd.	35,618	1,924,993
Ryman Healthcare, Ltd.	92,418	616,859
Select Medical Holdings Corp. (I)	22,545	245,064
Sonic Healthcare, Ltd.	99,171	1,608,268
Surgery Partners, Inc. (I)	4,064	72,746
Surgical Care Affiliates, Inc. (I)	5,644	269,049
Suzuken Company, Ltd.	19,200	604,344
Team Health Holdings, Inc. (I)	14,255	579,751
Teladoc, Inc. (I)(L)	4,697	75,246
Tenet Healthcare Corp. (I)	45,262	1,251,042
The Ensign Group, Inc.	10,024	210,604
The Providence Service Corp. (I)	2,771	124,362
Triple-S Management Corp., Class B (I)	4,961	121,197
UnitedHealth Group, Inc.	280,509	39,607,871

The accompanying notes are an integral part of the financial statements.	159

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Universal American Corp.	12,776	$96,842
Universal Health Services, Inc., Class B	26,540	3,559,014
US Physical Therapy, Inc.	2,548	153,415
VCA, Inc. (I)	36,839	2,490,685
WellCare Health Plans, Inc. (I)	20,170	2,163,838
		193,531,152
Health care technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	85,267	1,082,891
Castlight Health, Inc., B Shares (I)	9,812	38,856
Cerner Corp. (I)	88,854	5,206,844
Computer Programs & Systems, Inc. (L)	2,335	93,213
Cotiviti Holdings, Inc. (I)	2,786	58,868
Evolent Health, Inc., Class A (I)	3,396	65,203
HealthStream, Inc. (I)	5,628	149,255
HMS Holdings Corp. (I)	17,917	315,518
Imprivata, Inc. (I)	3,887	54,418
M3, Inc. (I)	48,143	1,680,189
Medidata Solutions, Inc. (I)	11,584	542,942
Omnicell, Inc. (I)	7,441	254,705
Press Ganey Holdings, Inc. (I)	4,753	187,031
Quality Systems, Inc.	10,766	128,223
Vocera Communications, Inc. (I)	5,625	72,281
		9,930,437
Life sciences tools and services - 0.5%
Accelerate Diagnostics, Inc. (I)(L)	5,065	72,885
Agilent Technologies, Inc.	96,227	4,268,630
Albany Molecular Research, Inc. (I)(L)	5,770	77,549
Bio-Rad Laboratories, Inc., Class A (I)	9,513	1,360,549
Bio-Techne Corp.	16,961	1,912,692
Cambrex Corp. (I)	6,729	348,091
Charles River
Laboratories International, Inc. (I)	21,502	1,772,625
Enzo Biochem, Inc. (I)	9,425	56,267
Fluidigm Corp. (I)	7,066	63,806
Illumina, Inc. (I)	43,163	6,059,222
INC Research Holdings, Inc., Class A (I)	8,693	331,464
Lonza Group AG (I)	13,278	2,205,632
Luminex Corp. (I)	8,402	169,972
Mettler-Toledo International, Inc. (I)	12,197	4,450,929
NanoString Technologies, Inc. (I)	3,672	46,267
NeoGenomics, Inc. (I)	11,640	93,586
Pacific Biosciences of California, Inc. (I)(L)	16,400	115,374
PAREXEL International Corp. (I)	35,082	2,205,956
PerkinElmer, Inc.	32,245	1,690,283
PRA Health Sciences, Inc. (I)	5,063	211,431
QIAGEN NV (I)	54,787	1,193,933
Thermo Fisher Scientific, Inc.	116,341	17,190,546
Waters Corp. (I)	23,846	3,353,940
		49,251,629
Pharmaceuticals - 6.3%
Aclaris Therapeutics, Inc. (I)	2,284	42,185
Aerie Pharmaceuticals, Inc. (I)(L)	5,302	93,315
Akorn, Inc. (I)	38,151	1,086,731
Allergan PLC (I)	116,731	26,975,367
Amphastar Pharmaceuticals, Inc. (I)	7,815	125,978
Ampio Pharmaceuticals, Inc. (I)	11,193	14,439
ANI Pharmaceuticals, Inc. (I)	1,740	97,127
Aratana Therapeutics, Inc. (I)(L)	7,976	50,408
Astellas Pharma, Inc.	527,947	8,279,444
AstraZeneca PLC	316,156	18,900,898
Bayer AG	206,798	20,769,716

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Bio-Path Holdings, Inc. (I)(L)	19,560	$38,924
Bristol-Myers Squibb Company	492,737	36,240,806
Carbylan Therapeutics, Inc. (I)	3,240	2,147
Catalent, Inc. (I)	69,913	1,607,300
Cempra, Inc. (I)(L)	9,041	149,086
Chelsea Therapeutics International, Ltd. (I)	19,199	1,536
Chugai Pharmaceutical Company, Ltd.	56,334	2,007,643
Collegium Pharmaceutical, Inc. (I)	3,221	38,169
Corcept Therapeutics, Inc. (I)(L)	16,439	89,757
Daiichi Sankyo Company, Ltd.	150,711	3,661,539
Depomed, Inc. (I)	13,028	255,609
Dermira, Inc. (I)	4,559	133,351
Durect Corp. (I)	32,163	39,239
Dyax Corp. (I)	30,138	81,071
Eisai Company, Ltd.	63,068	3,521,471
Eli Lilly & Company	285,796	22,506,435
Endo International PLC (I)	60,020	935,712
Forest Laboratories, Inc. (I)	4,082	0
Galenica Holding AG	965	1,300,897
GlaxoSmithKline PLC	1,217,959	26,155,651
Heska Corp. (I)	1,536	57,093
Hikma Pharmaceuticals PLC	35,926	1,183,078
Hisamitsu Pharmaceutical Company, Inc.	15,484	892,829
Horizon Pharma PLC (I)(L)	34,006	560,079
Impax Laboratories, Inc. (I)	15,586	449,189
Innoviva, Inc. (L)	17,505	184,328
Intersect ENT, Inc. (I)	5,766	74,554
Intra-Cellular Therapies, Inc. (I)	7,308	283,697
Johnson & Johnson	811,755	98,465,882
Kyowa Hakko Kirin Company, Ltd.	64,859	1,106,220
Lannett Company, Inc. (I)(L)	5,948	141,503
Mallinckrodt PLC (I)	32,865	1,997,535
Merck & Company, Inc.	814,851	46,943,566
Merck KGaA	32,317	3,284,794
Mitsubishi Tanabe Pharma Corp.	56,834	1,026,887
Mylan NV (I)	126,271	5,459,958
MyoKardia, Inc. (I)	2,716	33,678
Nektar Therapeutics (I)	27,546	391,980
Novartis AG	569,014	46,965,559
Novo Nordisk A/S, Class B	464,218	24,999,477
Omeros Corp. (I)(L)	8,134	85,570
Ono Pharmaceutical Company, Ltd.	103,200	4,495,502
Orion OYJ, Class B	25,352	984,412
Otsuka Holdings Company, Ltd.	97,715	4,502,988
Pacira Pharmaceuticals, Inc. (I)	7,754	261,542
Paratek Pharmaceuticals, Inc. (I)	3,477	48,365
Perrigo Company PLC	42,987	3,897,631
Pfizer, Inc.	1,789,169	62,996,640
Phibro Animal Health Corp., Class A	4,190	78,185
Prestige Brands Holdings, Inc. (I)	35,257	1,953,238
Relypsa, Inc. (I)(L)	8,155	150,868
Revance Therapeutics, Inc. (I)(L)	4,632	62,995
Roche Holding AG	175,690	46,361,038
Sagent Pharmaceuticals, Inc. (I)	5,685	85,161
Sanofi	293,871	24,415,589
Santen Pharmaceutical Company, Ltd.	92,300	1,450,696
SciClone Pharmaceuticals, Inc. (I)	10,694	139,664
Shionogi & Company, Ltd.	74,711	4,084,155
Shire PLC	148,192	9,158,627
Sucampo Pharmaceuticals, Inc., Class A (I)	5,501	60,346
Sumitomo Dainippon Pharma Company, Ltd.	38,992	675,841
Supernus Pharmaceuticals, Inc. (I)	10,026	204,230

The accompanying notes are an integral part of the financial statements.	160

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Taisho Pharmaceutical
Holdings Company, Ltd.	9,016	$948,753
Takeda Pharmaceutical Company, Ltd.	177,916	7,673,194
Taro Pharmaceutical Industries, Ltd. (I)(L)	3,800	553,280
Teligent, Inc. (I)(L)	9,778	69,815
Tetraphase Pharmaceuticals, Inc. (I)	8,900	38,270
Teva Pharmaceutical Industries, Ltd.	229,907	11,635,643
The Medicines Company (I)	14,301	480,943
TherapeuticsMD, Inc. (I)(L)	31,999	271,992
Theravance Biopharma, Inc. (I)(L)	7,797	176,914
UCB SA	31,732	2,382,672
Wave Life Sciences Ltd. (I)	1,904	39,394
XenoPort, Inc. (I)	12,686	89,309
Zoetis, Inc.	134,305	6,374,115
Zogenix, Inc. (I)	6,086	48,992
		606,640,406
		1,272,293,931
Industrials - 11.0%
Aerospace and defense - 2.0%
AAR Corp.	6,975	162,797
Aerojet Rocketdyne Holdings, Inc. (I)	12,569	229,761
Aerovironment, Inc. (I)	4,370	121,486
Airbus Group NV	147,291	8,442,709
American Science & Engineering, Inc.	1,655	61,914
Astronics Corp. (I)	4,130	137,364
B/E Aerospace, Inc.	46,584	2,151,016
BAE Systems PLC	791,768	5,542,819
Cobham PLC	278,823	587,433
Cubic Corp.	5,254	211,001
Curtiss-Wright Corp.	29,501	2,485,459
DigitalGlobe, Inc. (I)	13,399	286,605
Ducommun, Inc. (I)	2,619	51,804
Engility Holdings, Inc. (I)	3,907	82,516
Esterline Technologies Corp. (I)	19,572	1,214,247
General Dynamics Corp.	84,558	11,773,856
Honeywell International, Inc.	224,288	26,089,180
Huntington Ingalls Industries, Inc.	21,432	3,601,219
KLX, Inc. (I)	35,204	1,091,324
Kratos Defense &
Security Solutions, Inc. (I)(L)	11,117	45,580
L-3 Communications Holdings, Inc.	22,848	3,351,573
Leonardo-Finmeccanica SpA (I)	100,255	1,013,846
Lockheed Martin Corp.	77,138	19,143,337
Meggitt PLC	192,046	1,043,853
Mercury Systems, Inc. (I)	8,228	204,548
Moog, Inc., Class A (I)	6,709	361,749
National Presto Industries, Inc. (L)	1,007	95,010
Northrop Grumman Corp.	53,128	11,809,292
Orbital ATK, Inc.	26,690	2,272,387
Raytheon Company	87,792	11,935,322
Rockwell Collins, Inc.	38,502	3,278,060
Rolls-Royce Holdings PLC (I)	459,724	4,388,048
Safran SA	78,194	5,265,721
Singapore Technologies Engineering, Ltd.	394,852	929,437
Sparton Corp. (I)	2,231	48,569
TASER International, Inc. (I)(L)	10,988	273,381
Teledyne Technologies, Inc. (I)	22,815	2,259,826
Textron, Inc.	79,610	2,910,542
Thales SA	26,463	2,197,599
The Boeing Company	176,711	22,949,458
The KEYW Holding Corp. (I)	8,029	79,808
TransDigm Group, Inc. (I)	15,484	4,082,976

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Triumph Group, Inc.	32,964	$1,170,222
United Technologies Corp.	230,244	23,611,522
Vectrus, Inc. (I)	2,487	70,855
Zodiac Aerospace	50,178	1,170,576
		190,287,607
Air freight and logistics - 0.5%
Air Transport Services Group, Inc. (I)	11,184	144,945
Atlas Air Worldwide Holdings, Inc. (I)	5,221	216,254
Bollore SA (I)	215,346	724,966
C.H. Robinson Worldwide, Inc.	42,067	3,123,475
Deutsche Post AG	242,575	6,833,942
Echo Global Logistics, Inc. (I)	6,097	136,695
Expeditors International of Washington, Inc.	53,457	2,621,531
FedEx Corp.	73,551	11,163,571
Forward Air Corp.	6,369	283,612
Hub Group, Inc., Class A (I)	7,123	273,310
Park-Ohio Holdings Corp.	1,935	54,722
Radiant Logistics, Inc. (I)	10,429	31,287
Royal Mail PLC	223,073	1,498,725
United Parcel Service, Inc., Class B	204,422	22,020,338
XPO Logistics, Inc. (I)(L)	20,698	543,529
Yamato Transport Company, Ltd.	90,393	2,075,513
		51,746,415
Airlines - 0.4%
Alaska Air Group, Inc.	34,943	2,036,827
Allegiant Travel Company	2,755	417,383
American Airlines Group, Inc.	171,007	4,841,208
ANA Holdings, Inc. (I)	295,495	842,044
Cathay Pacific Airways, Ltd.	287,242	421,402
Delta Air Lines, Inc.	228,601	8,327,934
Deutsche Lufthansa AG	58,627	689,307
easyJet PLC	40,182	583,909
Hawaiian Holdings, Inc. (I)	11,029	418,661
International Consolidated Airlines Group SA	201,093	995,667
Japan Airlines Company, Ltd. (I)	29,700	955,526
JetBlue Airways Corp. (I)	146,834	2,431,571
Qantas Airways, Ltd. (I)	123,745	262,132
Ryanair Holdings PLC, ADR	8,149	566,681
Singapore Airlines, Ltd.	136,627	1,084,943
SkyWest, Inc.	10,626	281,164
Southwest Airlines Company	187,381	7,347,209
United Continental Holdings, Inc. (I)	99,657	4,089,923
Virgin America, Inc. (I)	4,074	229,000
		36,822,491
Building products - 0.4%
AAON, Inc.	8,731	240,190
Advanced Drainage Systems, Inc. (L)	7,403	202,620
Allegion PLC	27,933	1,939,388
American Woodmark Corp. (I)	2,915	193,498
AO Smith Corp.	33,925	2,989,132
Apogee Enterprises, Inc.	6,091	282,318
Armstrong Flooring, Inc. (I)	5,127	86,903
Asahi Glass Company, Ltd.	252,380	1,369,639
Assa Abloy AB	250,563	5,154,791
Builders FirstSource, Inc. (I)	17,946	201,893
Caesarstone, Ltd. (I)	5,057	175,781
Cie de Saint-Gobain	119,201	4,518,384
Continental Building Products, Inc. (I)	7,380	164,057
Csw Industrials, Inc. (I)	3,121	101,776
Daikin Industries, Ltd.	58,597	4,924,771
Fortune Brands Home & Security, Inc.	45,461	2,635,374

The accompanying notes are an integral part of the financial statements.	161

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Geberit AG	9,445	$3,577,410
Gibraltar Industries, Inc. (I)	6,669	210,540
Griffon Corp.	6,332	106,758
Insteel Industries, Inc.	3,818	109,157
Lennox International, Inc.	17,689	2,522,451
LIXIL Group Corp.	65,850	1,081,379
Masco Corp.	98,145	3,036,606
Masonite International Corp. (I)	6,243	412,912
NCI Building Systems, Inc. (I)	5,927	94,773
Nortek, Inc. (I)	2,182	129,414
Patrick Industries, Inc. (I)	3,071	185,151
PGT, Inc. (I)	10,640	109,592
Ply Gem Holdings, Inc. (I)	4,829	70,359
Quanex Building Products Corp.	7,256	134,889
Simpson Manufacturing Company, Inc.	8,774	350,697
TOTO, Ltd.	35,700	1,426,544
Trex Company, Inc. (I)	6,204	278,684
Universal Forest Products, Inc.	4,136	383,366
		39,401,197
Commercial services and supplies - 0.6%
ABM Industries, Inc.	11,648	424,919
ACCO Brands Corp. (I)	22,154	228,851
Aggreko PLC	63,459	1,085,340
ARC Document Solutions, Inc. (I)	10,283	40,001
Babcock International Group PLC	63,791	771,247
Brady Corp., Class A	9,667	295,424
Brambles, Ltd.	394,744	3,685,483
Casella Waste Systems, Inc., Class A (I)	9,734	76,412
CECO Environmental Corp.	7,031	61,451
Cintas Corp.	25,655	2,517,525
Clean Harbors, Inc. (I)	23,871	1,243,918
Copart, Inc. (I)	45,371	2,223,633
Dai Nippon Printing Company, Ltd.	134,746	1,501,734
Deluxe Corp.	32,446	2,153,441
Edenred	51,480	1,054,109
Ennis, Inc.	5,547	106,391
Essendant, Inc.	7,877	240,721
G&K Services, Inc., Class A	4,119	315,392
G4S PLC	384,481	942,117
Healthcare Services Group, Inc.	14,808	612,755
Heritage-Crystal Clean, Inc. (I)	3,389	41,380
Herman Miller, Inc.	39,825	1,190,369
HNI Corp.	29,751	1,383,124
InnerWorkings, Inc. (I)	9,254	76,531
Interface, Inc.	13,791	210,313
ISS A/S	41,785	1,571,547
Kimball International, Inc., Class B	7,184	81,754
Knoll, Inc.	10,036	243,674
Matthews International Corp., Class A	6,710	373,344
McGrath RentCorp	5,036	154,051
Mobile Mini, Inc.	9,424	326,447
MSA Safety, Inc.	21,036	1,105,021
Multi-Color Corp.	2,888	183,099
Park24 Company, Ltd.	25,600	879,728
Pitney Bowes, Inc.	56,284	1,001,855
Quad/Graphics, Inc.	6,273	146,098
R.R. Donnelley & Sons Company	95,444	1,614,912
Republic Services, Inc.	69,897	3,586,415
Rollins, Inc.	42,863	1,254,600
Secom Company, Ltd.	52,555	3,885,538
Securitas AB, B Shares	77,528	1,196,863
Societe BIC SA	7,157	1,008,380
Sohgo Security Services Company, Ltd.	17,900	884,887

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
SP Plus Corp. (I)	3,867	$87,317
Steelcase, Inc., Class A	18,020	244,531
Stericycle, Inc. (I)	24,948	2,597,586
Team, Inc. (I)	6,093	151,289
Tetra Tech, Inc.	12,106	372,199
The Brink’s Company	9,513	271,025
Toppan Printing Company, Ltd.	130,525	1,122,349
Tyco International PLC	124,690	5,311,794
UniFirst Corp.	3,128	361,972
US Ecology, Inc.	4,683	215,184
Viad Corp.	4,307	133,517
VSE Corp.	879	58,717
Waste Management, Inc.	121,699	8,064,993
West Corp.	9,194	180,754
		61,154,021
Construction and engineering - 0.4%
ACS Actividades de Construccion
y Servicios SA	48,512	1,330,643
AECOM (I)	69,905	2,220,882
Aegion Corp. (I)	7,551	147,320
Argan, Inc.	2,885	120,362
Boskalis Westminster NV	21,800	743,873
Bouygues SA	51,769	1,483,093
CIMIC Group, Ltd.	25,523	689,061
Comfort Systems USA, Inc.	7,768	253,004
Dycom Industries, Inc. (I)	6,401	574,554
Eiffage SA	14,327	1,018,507
EMCOR Group, Inc.	42,200	2,078,772
Ferrovial SA	119,247	2,334,613
Fluor Corp.	40,872	2,014,172
Granite Construction, Inc.	26,365	1,200,926
Great Lakes Dredge & Dock Corp. (I)	12,655	55,176
HC2 Holdings, Inc. (I)(L)	8,382	36,043
Hochtief AG	5,197	670,988
Jacobs Engineering Group, Inc. (I)	35,516	1,769,052
JGC Corp. (I)	52,206	747,361
Kajima Corp.	224,770	1,561,415
KBR, Inc.	64,916	859,488
Layne Christensen Company (I)	4,919	39,844
MasTec, Inc. (I)	13,874	309,668
MYR Group, Inc. (I)	3,776	90,926
NV5 Global, Inc. (I)	1,773	50,424
Obayashi Corp.	163,815	1,744,122
Orion Marine Group, Inc. (I)	6,950	36,905
Primoris Services Corp.	8,550	161,852
Quanta Services, Inc. (I)	47,938	1,108,327
Shimizu Corp.	138,129	1,294,131
Skanska AB, Series B	84,964	1,779,059
Taisei Corp.	264,868	2,176,339
Tutor Perini Corp. (I)	8,021	188,895
Valmont Industries, Inc.	10,340	1,398,692
Vinci SA	125,257	8,838,987
		41,127,476
Electrical equipment - 0.8%
ABB, Ltd. (I)	491,808	9,733,907
Acuity Brands, Inc.	13,091	3,246,044
Allied Motion Technologies, Inc.	1,645	38,263
AMETEK, Inc.	69,197	3,198,977
AZZ, Inc.	5,425	325,392
Babcock & Wilcox Enterprises, Inc. (I)	9,715	142,713
Eaton Corp. PLC	134,778	8,050,290
Emerson Electric Company	188,865	9,851,198

The accompanying notes are an integral part of the financial statements.	162

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Encore Wire Corp.	4,393	$163,771
Energous Corp. (I)	3,597	46,581
EnerSys	9,141	543,615
Fuji Electric Company, Ltd.	137,202	571,245
Generac Holdings, Inc. (I)(L)	13,630	476,505
General Cable Corp.	10,433	132,603
Hubbell, Inc.	23,705	2,500,166
Legrand SA (L)	66,726	3,415,791
LSI Industries, Inc.	6,043	66,896
Mabuchi Motor Company, Ltd.	12,600	533,670
Mitsubishi Electric Corp.	483,165	5,768,192
Nidec Corp.	59,693	4,544,010
OSRAM Licht AG	22,043	1,145,284
Plug Power, Inc. (I)(L)	41,061	76,373
Powell Industries, Inc.	2,050	80,647
Prysmian SpA	48,338	1,060,978
Regal Beloit Corp.	20,387	1,122,304
Rockwell Automation, Inc.	38,598	4,431,822
Schneider Electric SE	139,570	8,142,605
Sunrun, Inc. (I)(L)	14,011	83,085
Thermon Group Holdings, Inc. (I)	6,997	134,412
Vestas Wind Systems A/S	56,026	3,808,055
Vicor Corp. (I)	4,118	41,468
		73,476,862
Industrial conglomerates - 1.8%
3M Company	178,843	31,318,986
Carlisle Companies, Inc.	29,258	3,091,985
CK Hutchison Holdings, Ltd.	675,562	7,431,492
DCC PLC	22,140	1,948,311
General Electric Company	2,713,440	85,419,091
Hopewell Holdings, Ltd.	615	1,955
Jardine Matheson Holdings, Ltd.	61,500	3,595,518
Keihan Electric Railway Company, Ltd.	126,000	873,098
Keppel Corp., Ltd.	360,145	1,485,708
Koninklijke Philips NV	232,753	5,780,716
NWS Holdings, Ltd.	386,599	611,934
Raven Industries, Inc.	7,779	147,334
Roper Technologies, Inc.	29,688	5,063,585
Seibu Holdings, Inc.	42,800	724,916
Sembcorp Industries, Ltd.	248,222	525,652
Siemens AG	191,289	19,630,295
Smiths Group PLC	97,900	1,512,869
Toshiba Corp. (I)	1,011,280	2,754,727
		171,918,172
Machinery - 1.8%
Actuant Corp., Class A	12,245	276,859
AGCO Corp.	32,329	1,523,666
Alamo Group, Inc.	1,996	131,676
Albany International Corp., Class A	6,090	243,174
Alfa Laval AB	72,739	1,146,425
Alstom SA (I)	37,964	876,533
Altra Industrial Motion Corp.	5,454	147,149
Amada Company, Ltd.	86,352	876,656
American Railcar Industries, Inc.	1,713	67,612
Andritz AG	18,105	858,486
Astec Industries, Inc.	4,069	228,474
Atlas Copco AB, A Shares	167,554	4,351,735
Atlas Copco AB, B Shares	97,935	2,321,286
Barnes Group, Inc.	10,546	349,284
Briggs & Stratton Corp.	8,732	184,944
Caterpillar, Inc.	173,460	13,150,003
Chart Industries, Inc. (I)	6,577	158,703

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
CIRCOR International, Inc.	3,463	$197,356
CLARCOR, Inc.	32,029	1,948,324
CNH Industrial NV	254,149	1,843,507
Columbus McKinnon Corp.	4,712	66,675
Crane Company	22,588	1,281,191
Cummins, Inc.	47,602	5,352,369
Deere & Company (L)	87,949	7,127,387
Donaldson Company, Inc.	56,353	1,936,289
Douglas Dynamics, Inc.	4,840	124,533
Dover Corp.	45,503	3,154,268
Dynamic Materials Corp.	3,555	38,216
Energy Recovery, Inc. (I)	7,584	67,422
EnPro Industries, Inc.	4,623	205,215
ESCO Technologies, Inc.	5,152	205,771
FANUC Corp.	48,918	7,957,650
Federal Signal Corp.	12,879	165,882
Flowserve Corp.	38,157	1,723,552
Franklin Electric Company, Inc.	9,725	321,411
FreightCar America, Inc.	3,000	42,150
GEA Group AG	45,961	2,169,420
Global Brass & Copper Holdings, Inc.	4,435	121,031
Graco, Inc.	25,348	2,002,239
Graham Corp.	2,767	50,968
Harsco Corp.	17,520	116,333
Hillenbrand, Inc.	12,378	371,835
Hino Motors, Ltd.	66,142	658,771
Hitachi Construction
Machinery Company, Ltd.	26,152	381,716
Hoshizaki Electric Company, Ltd.	12,700	1,243,256
Hurco Companies, Inc.	1,709	47,561
Hyster-Yale Materials Handling, Inc.	2,011	119,634
IDEX Corp.	34,596	2,840,332
IHI Corp.	367,765	991,307
Illinois Tool Works, Inc.	96,154	10,015,401
IMI PLC	68,833	892,027
Ingersoll-Rand PLC	75,439	4,803,956
ITT, Inc.	41,067	1,313,323
John Bean Technologies Corp.	6,125	374,973
Joy Global, Inc. (L)	65,542	1,385,558
JTEKT Corp.	55,793	632,384
Kadant, Inc.	2,345	120,791
Kawasaki Heavy Industries, Ltd.	352,204	993,089
Kennametal, Inc.	52,958	1,170,901
Komatsu, Ltd.	230,876	4,010,702
Kone OYJ, Class B	84,246	3,887,979
Kubota Corp.	264,652	3,579,503
Kurita Water Industries, Ltd.	25,327	564,583
Lincoln Electric Holdings, Inc.	28,540	1,686,143
Lindsay Corp. (L)	2,215	150,310
Lydall, Inc. (I)	3,511	135,384
Makita Corp.	28,026	1,860,844
MAN SE	8,931	911,489
Meritor, Inc. (I)	18,313	131,854
Metso OYJ	28,701	674,756
Milacron Holdings Corp. (I)	3,216	46,664
Miller Industries, Inc.	2,772	57,075
Minebea Company, Ltd.	84,800	576,123
Mitsubishi Heavy Industries, Ltd.	801,635	3,223,552
Mueller Industries, Inc.	11,916	379,882
Mueller Water Products, Inc., Class A	32,802	374,599
Nabtesco Corp.	28,189	672,594
Navistar International Corp. (I)(L)	10,753	125,703
NGK Insulators, Ltd.	65,461	1,323,442

The accompanying notes are an integral part of the financial statements.	163

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
NN, Inc.	5,877	$82,219
Nordson Corp.	24,443	2,043,679
NSK, Ltd.	110,298	807,373
Oshkosh Corp.	33,441	1,595,470
PACCAR, Inc.	103,178	5,351,843
Parker-Hannifin Corp.	39,681	4,287,532
Pentair PLC	53,127	3,096,773
Proto Labs, Inc. (I)(L)	5,178	298,046
RBC Bearings, Inc. (I)	4,775	346,188
Rexnord Corp. (I)	17,528	344,075
Sandvik AB	267,025	2,673,435
Schindler Holding AG,
Participation Certificates	11,097	2,009,088
Schindler Holding AG, Registered Shares	5,076	923,763
SembCorp Marine, Ltd.	213,732	248,710
SKF AB, B Shares	100,275	1,606,702
SMC Corp.	14,347	3,529,737
Snap-on, Inc.	17,063	2,692,883
SPX Corp.	8,864	131,630
SPX FLOW, Inc. (I)	7,460	194,482
Standex International Corp.	2,626	216,986
Stanley Black & Decker, Inc.	44,748	4,976,873
Sumitomo Heavy Industries, Ltd.	140,306	616,350
Sun Hydraulics Corp.	5,020	149,044
Supreme Industries, Inc., Class A	3,115	42,676
Tennant Company	3,681	198,295
Terex Corp.	49,773	1,010,890
The Gorman-Rupp Company	3,811	104,460
The Greenbrier Companies, Inc. (L)	5,747	167,410
The Manitowoc Company, Inc.	26,592	144,926
The Timken Company	31,415	963,184
The Toro Company	25,084	2,212,409
The Weir Group PLC	54,237	1,047,503
THK Company, Ltd.	29,452	501,992
Titan International, Inc.	10,228	63,414
TriMas Corp. (I)	9,709	174,762
Trinity Industries, Inc.	68,736	1,276,428
Volvo AB, Series B	385,477	3,829,447
Wabash National Corp. (I)	13,405	170,244
Wabtec Corp.	41,070	2,884,346
Wartsila OYJ ABP	36,677	1,496,468
Watts Water Technologies, Inc., Class A	5,870	341,986
Woodward, Inc.	36,126	2,082,303
Xylem, Inc.	52,477	2,343,098
Yangzijiang Shipbuilding Holdings, Ltd.	457,301	306,715
Zardoya Otis SA	45,745	431,983
		177,859,640
Marine - 0.1%
A.P. Moeller - Maersk A/S, Series A	947	1,193,561
A.P. Moeller - Maersk A/S, Series B	1,602	2,092,460
Costamare, Inc. (L)	5,952	45,652
Eagle Bulk Shipping, Inc. (I)	5,951	2,610
Kirby Corp. (I)	24,551	1,531,737
Kuehne & Nagel International AG	13,598	1,905,210
Matson, Inc.	9,117	294,388
Mitsui O.S.K. Lines, Ltd.	284,040	604,012
Nippon Yusen KK	396,257	697,109
		8,366,739
Professional services - 0.5%
Acacia Research Corp.	12,059	53,060
Adecco Group AG	41,542	2,095,298
Barrett Business Services, Inc.	1,630	67,352

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Bureau Veritas SA	65,676	$1,378,869
Capita PLC	166,511	2,145,579
CBIZ, Inc. (I)	10,610	110,450
CEB, Inc.	21,460	1,323,653
CRA International, Inc. (I)	2,176	54,879
Equifax, Inc.	34,854	4,475,254
Experian PLC	239,515	4,544,092
Exponent, Inc.	5,441	317,809
Franklin Covey Company (I)	2,680	41,084
FTI Consulting, Inc. (I)	27,563	1,121,263
GP Strategies Corp. (I)	2,966	64,333
Heidrick & Struggles International, Inc.	4,241	71,588
Huron Consulting Group, Inc. (I)	4,590	277,328
ICF International, Inc. (I)	3,845	157,261
Insperity, Inc.	3,320	256,404
Intertek Group PLC	40,623	1,892,758
Kelly Services, Inc., Class A	6,320	119,890
Kforce, Inc.	5,365	90,615
Korn/Ferry International	12,076	249,973
ManpowerGroup, Inc.	32,586	2,096,583
Mistras Group, Inc. (I)	3,708	88,510
Navigant Consulting, Inc. (I)	10,153	163,971
Nielsen Holdings PLC	106,265	5,522,592
On Assignment, Inc. (I)	10,734	396,621
Randstad Holding NV	29,717	1,188,411
Recruit Holdings Company, Ltd. (I)	70,700	2,582,961
Resources Connection, Inc.	7,783	115,033
Robert Half International, Inc.	38,508	1,469,465
RPX Corp. (I)	10,956	100,467
Seek, Ltd.	82,195	943,569
SGS SA	1,370	3,138,329
The Advisory Board Company (I)	8,732	309,025
The Dun & Bradstreet Corp.	10,860	1,323,182
TriNet Group, Inc. (I)	9,013	187,380
TrueBlue, Inc. (I)	8,900	168,388
Verisk Analytics, Inc. (I)	45,390	3,680,221
WageWorks, Inc. (I)	7,691	459,999
		44,843,499
Road and rail - 0.9%
ArcBest Corp.	5,622	91,358
Asciano, Ltd.	146,240	970,271
Aurizon Holdings, Ltd.	519,931	1,886,459
Celadon Group, Inc.	6,301	51,479
Central Japan Railway Company, Ltd.	36,032	6,408,779
ComfortDelGro Corp., Ltd.	532,318	1,093,184
Covenant Transportation
Group, Inc., Class A (I)	2,817	50,903
CSX Corp.	282,851	7,376,754
DSV A/S	48,366	2,033,700
East Japan Railway Company	83,440	7,732,662
Genesee & Wyoming, Inc., Class A (I)	26,051	1,535,706
Hankyu Hanshin Holdings, Inc.	302,095	2,252,585
Heartland Express, Inc. (L)	9,802	170,457
J.B. Hunt Transport Services, Inc.	26,158	2,116,967
Kansas City Southern	31,870	2,871,168
Keikyu Corp.	118,559	1,193,069
Keio Corp.	143,077	1,349,625
Keisei Electric Railway Company, Ltd.	67,989	876,363
Kintetsu Group Holdings Company, Ltd. (I)	456,745	1,954,612
Knight Transportation, Inc.	13,856	368,292
Landstar System, Inc.	19,292	1,324,589
Marten Transport, Ltd.	5,238	103,712
MTR Corp., Ltd.	368,315	1,868,551

The accompanying notes are an integral part of the financial statements.	164

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Nagoya Railroad Company, Ltd. (I)	230,000	$1,295,919
Nippon Express Company, Ltd.	210,469	961,783
Norfolk Southern Corp.	87,571	7,454,919
Odakyu Electric Railway Company, Ltd.	147,759	1,732,612
Old Dominion Freight Line, Inc. (I)	31,186	1,880,828
Roadrunner Transportation Systems, Inc. (I)	7,055	52,630
Ryder System, Inc.	16,030	980,074
Saia, Inc. (I)	5,534	139,125
Swift Transportation Company (I)(L)	15,769	243,000
Tobu Railway Company, Ltd.	242,365	1,330,227
Tokyu Corp.	265,417	2,330,279
Union Pacific Corp.	248,530	21,684,243
USA Truck, Inc. (I)	2,330	40,798
Werner Enterprises, Inc.	29,701	682,232
West Japan Railway Company	41,275	2,615,732
YRC Worldwide, Inc. (I)	7,275	64,020
		89,169,666
Trading companies and distributors - 0.6%
AerCap Holdings NV (I)	42,600	1,430,934
Aircastle, Ltd.	9,877	193,194
Applied Industrial Technologies, Inc.	7,587	342,477
Ashtead Group PLC	126,762	1,810,658
Beacon Roofing Supply, Inc. (I)	12,539	570,148
BMC Stock Holdings, Inc. (I)	11,667	207,906
Brenntag AG	38,842	1,881,582
Bunzl PLC	84,085	2,587,172
DXP Enterprises, Inc. (I)	3,096	46,223
Fastenal Company (L)	84,767	3,762,807
GATX Corp. (L)	27,065	1,190,048
GMS, Inc. (I)	1,519	33,798
H&E Equipment Services, Inc.	6,774	128,909
ITOCHU Corp.	374,366	4,579,698
Kaman Corp.	5,514	234,455
Lawson Products, Inc. (I)	1,798	35,708
Marubeni Corp.	415,588	1,877,515
Mitsubishi Corp.	377,806	6,652,154
Mitsui & Company, Ltd.	426,880	5,095,738
MRC Global, Inc. (I)	19,671	279,525
MSC Industrial Direct Company, Inc., Class A	21,915	1,546,322
Noble Group, Ltd. (I)(L)	1,125,466	170,428
NOW, Inc. (I)	71,661	1,299,931
Rexel SA	74,796	940,364
Rush Enterprises, Inc., Class A (I)	7,560	162,918
SiteOne Landscape Supply, Inc. (I)	2,444	83,072
Sojitz Corp.	1,051	2,490
Sumitomo Corp.	297,166	2,995,402
TAL International Group, Inc.	7,126	95,560
Textainer Group Holdings, Ltd. (L)	5,037	56,112
Titan Machinery, Inc. (I)	4,471	49,852
Toyota Tsusho Corp.	52,659	1,133,714
Travis Perkins PLC	62,755	1,238,152
United Rentals, Inc. (I)	26,707	1,792,040
Univar, Inc. (I)	9,118	172,421
Veritiv Corp. (I)	1,885	70,838
W.W. Grainger, Inc. (L)	16,681	3,790,757
Watsco, Inc.	11,756	1,653,952
Wolseley PLC	63,813	3,304,467
		53,499,441
Transportation infrastructure - 0.2%
Abertis Infraestructuras SA	130,335	1,926,035
Aena SA (S)	16,936	2,244,874
Aeroports de Paris	7,548	827,038

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Transportation infrastructure (continued)
Atlantia SpA	103,419	$2,583,916
Auckland International Airport, Ltd.	235,587	1,095,924
Fraport AG Frankfurt Airport
Services Worldwide	10,164	544,189
Groupe Eurotunnel SA	115,871	1,223,910
Hutchison Port Holdings Trust	1,300,336	594,993
Japan Airport Terminal Company, Ltd. (L)	11,700	424,491
Kamigumi Company, Ltd.	59,412	549,134
Mitsubishi Logistics Corp.	29,472	412,323
Sydney Airport	270,540	1,412,663
Transurban Group	508,944	4,583,940
Wesco Aircraft Holdings, Inc. (I)	11,863	159,201
		18,582,631
		1,058,255,857
Information technology - 14.5%
Communications equipment - 0.9%
ADTRAN, Inc.	10,249	191,144
Aerohive Networks, Inc. (I)	5,913	39,144
Applied Optoelectronics, Inc. (I)(L)	3,833	42,738
ARRIS International PLC (I)	79,641	1,669,275
Bel Fuse, Inc., Class B	2,179	38,743
Black Box Corp.	3,532	46,199
Brocade Communications Systems, Inc.	212,734	1,952,898
CalAmp Corp. (I)	7,688	113,859
Calix, Inc. (I)	9,353	64,629
Ciena Corp. (I)	87,754	1,645,388
Cisco Systems, Inc.	1,484,289	42,584,251
Clearfield, Inc. (I)	2,719	48,643
Comtech Telecommunications Corp.	3,666	47,071
Digi International, Inc. (I)	5,956	63,908
EMCORE Corp. (I)	6,417	38,117
Extreme Networks, Inc. (I)	22,880	77,563
F5 Networks, Inc. (I)	20,187	2,298,088
Finisar Corp. (I)	22,627	396,199
Harmonic, Inc. (I)	17,937	51,120
Harris Corp.	36,616	3,055,239
Infinera Corp. (I)	29,577	333,629
InterDigital, Inc.	23,048	1,283,313
Ixia (I)	13,598	133,532
Juniper Networks, Inc.	103,394	2,325,331
Lumentum Holdings, Inc. (I)	10,639	257,464
Motorola Solutions, Inc.	46,626	3,075,917
NETGEAR, Inc. (I)	6,787	322,654
NetScout Systems, Inc. (I)	62,942	1,400,460
Nokia OYJ	1,442,589	8,216,179
Oclaro, Inc. (I)(L)	21,160	103,261
Plantronics, Inc.	22,108	972,752
Polycom, Inc. (I)	90,513	1,018,271
ShoreTel, Inc. (I)	14,735	98,577
Silicom Ltd. (L)	1,387	41,471
Sonus Networks, Inc. (I)	10,184	88,499
Telefonaktiebolaget LM Ericsson, B Shares	760,786	5,844,779
Ubiquiti Networks, Inc. (L)	5,431	209,962
ViaSat, Inc. (I)(L)	29,836	2,130,290
Viavi Solutions, Inc. (I)	49,401	327,529
		82,648,086
Electronic equipment, instruments and components - 0.9%
Agilysys, Inc. (I)	3,280	34,342
Alps Electric Company, Ltd.	47,000	892,920
Amphenol Corp., Class A	90,498	5,188,250
Anixter International, Inc. (I)	6,063	323,037

The accompanying notes are an integral part of the financial statements.	165

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Arrow Electronics, Inc. (I)	41,767	$2,585,377
Avnet, Inc.	58,577	2,372,954
AVX Corp.	9,614	130,558
Badger Meter, Inc.	2,896	211,495
Belden, Inc.	27,998	1,690,239
Benchmark Electronics, Inc. (I)	10,107	213,763
Cognex Corp.	38,766	1,670,815
Coherent, Inc. (I)	5,046	463,122
Control4 Corp. (I)(L)	4,800	39,168
Corning, Inc.	317,647	6,505,411
CTS Corp.	6,630	118,810
Daktronics, Inc.	8,920	55,750
DTS, Inc. (I)	3,794	100,351
Electro Rent Corp.	4,135	63,720
Electro Scientific Industries, Inc. (I)	6,778	39,584
ePlus, Inc. (I)	1,307	106,900
Fabrinet (I)	7,178	266,447
FARO Technologies, Inc. (I)	3,574	120,908
FEI Company	18,624	1,990,533
FLIR Systems, Inc.	39,826	1,232,615
Hamamatsu Photonics KK	36,100	1,012,933
Hexagon AB, B Shares	64,738	2,369,149
Hirose Electric Company, Ltd.	8,000	983,727
Hitachi High-Technologies Corp.	17,684	483,972
Hitachi, Ltd.	1,208,972	5,065,418
II-VI, Inc. (I)	12,511	234,706
Ingenico SA	13,845	1,604,704
Ingram Micro, Inc., Class A	67,623	2,351,928
Insight Enterprises, Inc. (I)	7,724	200,824
InvenSense, Inc. (I)(L)	17,539	107,514
IPG Photonics Corp. (I)	16,693	1,335,440
Itron, Inc. (I)	7,022	302,648
Jabil Circuit, Inc.	87,141	1,609,494
Keyence Corp.	11,447	7,810,613
Keysight Technologies, Inc. (I)	77,588	2,257,035
Kimball Electronics, Inc. (I)	6,087	75,783
Knowles Corp. (I)(L)	59,010	807,257
Kyocera Corp.	80,263	3,819,138
Littelfuse, Inc.	4,600	543,674
Maxwell Technologies, Inc. (I)	7,925	41,844
Mesa Laboratories, Inc.	650	79,950
Methode Electronics, Inc.	7,694	263,366
MTS Systems Corp.	3,140	137,658
Multi-Fineline Electronix, Inc. (I)	2,107	48,882
Murata Manufacturing Company, Ltd.	47,913	5,371,745
National Instruments Corp.	45,965	1,259,441
Nippon Electric Glass Company, Ltd.	106,121	443,001
Novanta, Inc. (I)	6,884	104,293
Omron Corp.	48,518	1,583,665
OSI Systems, Inc. (I)	3,701	215,139
Park Electrochemical Corp.	4,245	61,680
PC Connection, Inc.	2,510	59,738
Plexus Corp. (I)	6,987	301,838
QLogic Corp. (I)	17,516	258,186
Radisys Corp. (I)	8,477	37,977
Rofin-Sinar Technologies, Inc. (I)	5,675	181,260
Rogers Corp. (I)	3,704	226,314
Sanmina Corp. (I)	15,319	410,702
ScanSource, Inc. (I)	5,186	192,452
Shimadzu Corp.	59,492	894,360
SYNNEX Corp.	19,320	1,831,922
TDK Corp.	30,521	1,708,452

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
TE Connectivity, Ltd.	105,494	$6,024,762
Tech Data Corp. (I)	23,280	1,672,668
Trimble Navigation, Ltd. (I)	114,439	2,787,734
TTM Technologies, Inc. (I)	15,379	115,804
Universal Display Corp. (I)	8,704	590,131
VeriFone Systems, Inc. (I)	50,228	931,227
Vishay Intertechnology, Inc.	90,068	1,115,943
Vishay Precision Group, Inc. (I)	2,969	39,844
Yaskawa Electric Corp.	63,310	826,602
Yokogawa Electric Corp.	55,892	630,299
Zebra Technologies Corp., Class A (I)	23,810	1,192,881
		91,034,786
Internet software and services - 2.5%
2U, Inc. (I)(L)	7,730	227,339
Actua Corp. (I)	8,419	76,024
Akamai Technologies, Inc. (I)	51,917	2,903,718
Alarm.com Holdings, Inc. (I)	2,187	56,053
Alphabet, Inc., Class A (I)	86,544	60,886,300
Alphabet, Inc., Class C (I)	87,254	60,388,493
Angie’s List, Inc. (I)(L)	8,551	55,667
Apigee Corp. (I)	3,603	44,029
Auto Trader Group PLC (S)	250,441	1,183,904
Bankrate, Inc. (I)	10,200	76,296
Bazaarvoice, Inc. (I)	18,933	75,921
Benefitfocus, Inc. (I)(L)	2,750	104,830
Blucora, Inc. (I)	8,448	87,521
Box, Inc., Class A (I)(L)	10,510	108,673
Brightcove, Inc. (I)	7,189	63,263
Carbonite, Inc. (I)	4,427	43,075
Care.com, Inc. (I)	4,002	46,743
ChannelAdvisor Corp. (I)	5,135	74,406
Cimpress NV (I)(L)	5,222	482,931
comScore, Inc. (I)	31,519	752,674
Cornerstone OnDemand, Inc. (I)	10,615	404,007
Cvent, Inc. (I)	6,356	227,036
Demandware, Inc. (I)	7,945	595,081
DHI Group, Inc. (I)	11,302	70,411
EarthLink Holdings Corp.	22,395	143,328
eBay, Inc. (I)	310,719	7,273,932
Endurance International
Group Holdings, Inc. (I)(L)	12,762	114,730
Envestnet, Inc. (I)	8,803	293,228
Everyday Health, Inc. (I)	6,729	53,025
Facebook, Inc., Class A (I)	682,097	77,950,045
Five9, Inc. (I)	7,169	85,311
Gogo, Inc. (I)(L)	12,280	103,029
GrubHub, Inc. (I)(L)	17,020	528,811
GTT Communications, Inc. (I)	5,678	104,929
Hortonworks, Inc. (I)	8,763	93,676
inContact, Inc. (I)	12,624	174,842
Instructure, Inc. (I)	2,433	46,227
Intralinks Holdings, Inc. (I)	9,242	60,073
j2 Global, Inc.	30,947	1,954,922
Kakaku.com, Inc. (I)	35,700	709,347
Liquidity Services, Inc. (I)	5,998	47,024
LivePerson, Inc. (I)	11,792	74,761
LogMeIn, Inc. (I)	5,310	336,813
Marketo, Inc. (I)	8,792	306,137
MeetMe, Inc. (I)	9,431	50,267
MINDBODY, Inc., Class A (I)	3,429	55,344
Mixi, Inc.	11,600	479,606
Monster Worldwide, Inc. (I)	20,148	48,154

The accompanying notes are an integral part of the financial statements.	166

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
New Relic, Inc. (I)(L)	4,686	$137,675
NIC, Inc.	13,515	296,519
Q2 Holdings, Inc. (I)	5,426	152,037
Quotient Technology, Inc. (I)(L)	13,543	181,612
Rackspace Hosting, Inc. (I)	48,716	1,016,216
Reis, Inc.	2,353	58,590
RetailMeNot, Inc. (I)	8,587	66,206
SciQuest, Inc. (I)	5,993	105,836
Shutterstock, Inc. (I)(L)	4,035	184,803
SPS Commerce, Inc. (I)	3,492	211,615
Stamps.com, Inc. (I)	3,395	296,791
TechTarget, Inc. (I)	4,820	39,042
TrueCar, Inc. (I)(L)	11,965	93,925
United Internet AG	30,464	1,266,355
United Online, Inc. (I)	3,341	36,751
VeriSign, Inc. (I)(L)	28,308	2,447,510
Web.com Group, Inc. (I)	9,014	163,875
WebMD Health Corp. (I)(L)	25,443	1,478,493
Xactly Corp. (I)	5,327	68,239
XO Group, Inc. (I)	5,484	95,586
Yahoo Japan Corp. (I)	359,454	1,593,948
Yahoo!, Inc. (I)	255,799	9,607,810
		239,721,390
IT services - 2.6%
Accenture PLC, Class A	184,356	20,885,691
Acxiom Corp. (I)	51,775	1,138,532
Alliance Data Systems Corp. (I)	17,361	3,401,367
Amadeus IT Holding SA, A Shares	109,655	4,831,259
Atos SE	22,084	1,820,801
Automatic Data Processing, Inc.	134,301	12,338,233
Blackhawk Network Holdings, Inc. (I)	11,577	387,714
Broadridge Financial Solutions, Inc.	53,882	3,513,106
CACI International, Inc., Class A (I)	5,088	460,006
Capgemini SA	40,882	3,527,819
Cardtronics, Inc. (I)	9,509	378,553
Cass Information Systems, Inc.	2,454	126,872
Cognizant Technology
Solutions Corp., Class A (I)	178,835	10,236,515
Computer Sciences Corp.	63,209	3,138,327
Computershare, Ltd.	116,254	803,885
Convergys Corp.	62,570	1,564,250
CoreLogic, Inc. (I)	40,500	1,558,440
CSG Systems International, Inc.	6,751	272,133
CSRA, Inc.	39,335	921,619
Datalink Corp. (I)	5,221	39,158
DST Systems, Inc.	14,218	1,655,402
EPAM Systems, Inc. (I)	10,053	646,508
EVERTEC, Inc.	13,293	206,573
ExlService Holdings, Inc. (I)	6,927	363,044
Fidelity National Information Services, Inc.	81,061	5,972,574
Fiserv, Inc. (I)	65,446	7,115,944
Forrester Research, Inc.	2,205	81,276
Fujitsu, Ltd.	469,232	1,725,514
Gartner, Inc. (I)	37,603	3,662,908
Global Payments, Inc.	45,880	3,274,914
IBM Corp.	260,780	39,581,188
Jack Henry & Associates, Inc.	35,956	3,137,880
Leidos Holdings, Inc.	29,480	1,411,208
Lionbridge Technologies, Inc. (I)	14,285	56,426
ManTech International Corp., Class A	5,101	192,920
MasterCard, Inc., Class A	285,935	25,179,436
MAXIMUS, Inc.	43,050	2,383,679
MoneyGram International, Inc. (I)	7,248	49,649

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
NeuStar, Inc., Class A (I)(L)	36,169	$850,333
Nomura Research Institute, Ltd.	30,600	1,122,264
NTT Data Corp.	31,862	1,504,791
Obic Company, Ltd.	16,500	908,264
Otsuka Corp.	12,800	598,545
Paychex, Inc.	94,332	5,612,754
PayPal Holdings, Inc. (I)	326,687	11,927,342
Perficient, Inc. (I)	7,469	151,695
PFSweb, Inc. (I)	3,851	36,585
Planet Payment, Inc. (I)	10,518	47,226
Science Applications International Corp.	27,638	1,612,677
ServiceSource International, Inc. (I)	14,620	58,919
Sykes Enterprises, Inc. (I)	8,247	238,833
Syntel, Inc. (I)	6,799	307,723
TeleTech Holdings, Inc.	3,638	98,699
Teradata Corp. (I)	39,903	1,000,368
The Hackett Group, Inc.	5,244	72,734
The Western Union Company	147,440	2,827,899
Total System Services, Inc.	49,485	2,628,148
Travelport Worldwide, Ltd.	24,008	309,463
Unisys Corp. (I)	11,097	80,786
Virtusa Corp. (I)	5,934	171,374
Visa, Inc., Class A	561,134	41,619,309
WEX, Inc. (I)	17,639	1,564,050
Worldpay Group PLC (I)(S)	346,891	1,262,577
Xerox Corp.	279,620	2,653,594
		247,308,275
Semiconductors and semiconductor equipment - 2.1%
Acacia Communications, Inc. (I)	1,122	44,813
Advanced Energy Industries, Inc. (I)	8,264	313,701
Advanced Micro Devices, Inc. (I)(L)	431,044	2,215,566
Alpha & Omega Semiconductor, Ltd. (I)	4,024	56,054
Ambarella, Inc. (I)(L)	6,711	340,986
Amkor Technology, Inc. (I)	21,310	122,533
Analog Devices, Inc.	91,068	5,158,092
Applied Materials, Inc.	322,404	7,728,024
Applied Micro Circuits Corp. (I)	16,671	107,028
ARM Holdings PLC	352,065	5,347,766
ASM Pacific Technology, Ltd.	61,368	441,263
ASML Holding NV	92,077	9,063,887
Axcelis Technologies, Inc. (I)	26,622	71,613
Broadcom, Ltd.	110,052	17,102,054
Brooks Automation, Inc.	14,430	161,905
Cabot Microelectronics Corp.	4,810	203,655
Cavium, Inc. (I)	11,778	454,631
CEVA, Inc. (I)	4,246	115,364
Cirrus Logic, Inc. (I)	13,027	505,317
Cohu, Inc.	6,164	66,879
Cree, Inc. (I)(L)	45,775	1,118,741
Cypress Semiconductor Corp. (L)	142,098	1,499,134
Diodes, Inc. (I)	7,931	149,023
DSP Group, Inc. (I)	5,421	57,517
Entegris, Inc. (I)	29,788	431,032
Exar Corp. (I)	9,439	75,984
Fairchild Semiconductor International, Inc. (I)	75,699	1,502,625
First Solar, Inc. (I)	22,683	1,099,672
FormFactor, Inc. (I)	15,000	134,847
Infineon Technologies AG	282,689	4,092,318
Inphi Corp. (I)	8,425	269,853
Integrated Device Technology, Inc. (I)	89,079	1,793,160
Intel Corp.	1,392,956	45,688,957
Intersil Corp., Class A	89,686	1,214,348
IXYS Corp.	5,749	58,927

The accompanying notes are an integral part of the financial statements.	167

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
KLA-Tencor Corp.	46,167	$3,381,733
Kopin Corp. (I)	15,697	34,847
Lam Research Corp.	46,674	3,923,416
Lattice Semiconductor Corp. (I)	25,372	135,740
Linear Technology Corp.	70,335	3,272,688
MACOM Technology
Solutions Holdings, Inc (I)	4,922	162,328
MaxLinear, Inc., Class A (I)	11,554	207,741
Microchip Technology, Inc. (L)	62,771	3,186,256
Micron Technology, Inc. (I)	304,617	4,191,530
Microsemi Corp. (I)	75,374	2,463,222
MKS Instruments, Inc.	11,116	478,655
Monolithic Power Systems, Inc.	8,075	551,684
Nanometrics, Inc. (I)	5,144	106,944
NeoPhotonics Corp. (I)	6,618	63,070
NVE Corp.	1,185	69,500
NVIDIA Corp.	150,121	7,057,188
NXP Semiconductors NV (I)	73,500	5,757,990
PDF Solutions, Inc. (I)	6,040	84,500
Photronics, Inc. (I)	13,670	121,800
Power Integrations, Inc.	5,727	286,751
Qorvo, Inc. (I)	37,922	2,095,570
QUALCOMM, Inc.	433,511	23,223,184
Rambus, Inc. (I)	22,902	276,656
Rohm Company, Ltd.	22,642	893,681
Rudolph Technologies, Inc. (I)	6,365	98,848
Semtech Corp. (I)	13,516	322,492
Sigma Designs, Inc. (I)	8,258	53,099
Silicon Laboratories, Inc. (I)	26,313	1,282,496
Skyworks Solutions, Inc.	56,286	3,561,778
STMicroelectronics NV	160,812	938,884
Synaptics, Inc. (I)	24,552	1,319,670
Teradyne, Inc.	92,608	1,823,452
Tessera Technologies, Inc.	10,208	312,773
Texas Instruments, Inc.	295,202	18,494,405
Tokyo Electron, Ltd.	39,260	3,317,810
Ultra Clean Holdings, Inc. (I)	8,048	45,793
Ultratech, Inc. (I)	4,615	106,007
Veeco Instruments, Inc. (I)	8,498	140,727
Xcerra Corp. (I)	11,955	68,741
Xilinx, Inc.	75,083	3,463,579
		206,184,497
Software - 3.2%
A10 Networks, Inc. (I)	9,951	64,383
ACI Worldwide, Inc. (I)	77,444	1,510,932
Activision Blizzard, Inc.	148,945	5,902,690
Adobe Systems, Inc. (I)	148,235	14,199,431
American Software, Inc., Class A	5,383	56,414
ANSYS, Inc. (I)	40,129	3,641,707
Aspen Technology, Inc. (I)	17,315	696,756
Autodesk, Inc. (I)	66,172	3,582,552
AVG Technologies NV (I)	8,762	166,390
Barracuda Networks, Inc. (I)	4,826	73,066
Blackbaud, Inc.	9,914	673,161
Bottomline Technologies, Inc. (I)	8,565	184,404
BroadSoft, Inc. (I)	6,151	252,376
CA, Inc.	86,906	2,853,124
Cadence Design Systems, Inc. (I)	137,132	3,332,308
Callidus Software, Inc. (I)	11,767	235,105
CDK Global, Inc.	70,802	3,928,803
Check Point Software Technologies, Ltd. (I)	32,800	2,613,504
Citrix Systems, Inc. (I)	45,219	3,621,590
CommVault Systems, Inc. (I)	26,861	1,160,127

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Dassault Systemes SA	32,170	$2,425,489
Digimarc Corp. (I)(L)	1,977	63,185
Ebix, Inc. (L)	5,317	254,684
Electronic Arts, Inc. (I)	88,334	6,692,184
Ellie Mae, Inc. (I)	6,156	564,197
EnerNOC, Inc. (I)(L)	6,520	41,206
Epiq Systems, Inc.	5,210	76,066
Exa Corp. (I)	3,471	50,156
Fair Isaac Corp.	20,654	2,334,109
Fleetmatics Group PLC (I)	8,196	355,133
Fortinet, Inc. (I)	66,510	2,101,051
Gemalto NV	19,850	1,202,591
Gigamon, Inc. (I)	6,833	255,486
Globant SA (I)(L)	5,348	210,444
Glu Mobile, Inc. (I)(L)	22,929	50,444
Guidance Software, Inc. (I)	5,827	36,069
Gungho Online Entertainment, Inc. (L)	109,333	296,253
HubSpot, Inc. (I)	6,100	264,862
Imperva, Inc. (I)	6,073	261,200
Infoblox, Inc. (I)	11,831	221,950
Interactive Intelligence Group, Inc. (I)	3,828	156,910
Intuit, Inc.	75,415	8,417,068
Jive Software, Inc. (I)	14,103	53,027
Konami Holdings Corp.	23,709	904,495
Manhattan Associates, Inc. (I)	32,880	2,108,594
Mentor Graphics Corp.	68,233	1,450,634
Microsoft Corp.	2,318,576	118,641,534
MicroStrategy, Inc., Class A (I)	1,983	347,065
Mitek Systems, Inc. (I)	6,583	46,805
MobileIron, Inc. (I)(L)	11,626	35,459
Mobileye NV (I)(L)	43,900	2,025,546
Model N, Inc. (I)	5,191	69,300
Monotype Imaging Holdings, Inc.	8,506	209,503
Nexon Company, Ltd.	43,453	643,106
Nice, Ltd.	15,162	964,803
Nintendo Company, Ltd.	28,339	4,072,288
Oracle Corp.	918,628	37,599,444
Oracle Corp. Japan (I)	9,406	501,556
Paycom Software, Inc. (I)	9,245	399,476
Paylocity Holding Corp. (I)	4,598	198,634
Pegasystems, Inc.	7,651	206,194
Progress Software Corp. (I)	10,559	289,950
Proofpoint, Inc. (I)	8,588	541,817
PROS Holdings, Inc. (I)	5,553	96,789
PTC, Inc. (I)	52,245	1,963,367
QAD, Inc., Class A	2,349	45,265
Qlik Technologies, Inc. (I)	19,793	585,477
Qualys, Inc. (I)	5,788	172,540
Rapid7, Inc. (I)	4,624	58,170
RealPage, Inc. (I)	11,480	256,348
Red Hat, Inc. (I)	53,631	3,893,611
RingCentral, Inc., Class A (I)	12,366	243,858
Rosetta Stone, Inc. (I)	4,900	37,975
Rovi Corp. (I)	17,001	265,896
salesforce.com, Inc. (I)	188,308	14,953,538
SAP SE	245,729	18,455,509
Sapiens International Corp. NV	4,980	58,316
Silver Spring Networks, Inc. (I)	8,136	98,852
Symantec Corp.	179,155	3,679,844
Synchronoss Technologies, Inc. (I)	8,755	278,934
Synopsys, Inc. (I)	69,202	3,742,444
Take-Two Interactive Software, Inc. (I)	17,394	659,580
Tangoe, Inc. (I)(L)	6,454	49,825

The accompanying notes are an integral part of the financial statements.	168

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Telenav, Inc. (I)	8,069	$41,152
The Rubicon Project, Inc. (I)	7,909	107,958
The Sage Group PLC	270,673	2,339,577
The Ultimate Software Group, Inc. (I)	13,163	2,768,047
TiVo, Inc. (I)	19,560	193,644
Trend Micro, Inc.	28,064	1,003,680
TubeMogul, Inc. (I)	4,988	59,357
Tyler Technologies, Inc. (I)	14,817	2,470,142
Varonis Systems, Inc. (I)	2,368	56,879
VASCO Data Security International, Inc. (I)	6,501	106,551
Verint Systems, Inc. (I)	13,071	433,042
VirnetX Holding Corp. (I)(L)	11,171	44,684
Workiva, Inc. (I)	4,995	68,232
Xura, Inc. (I)	5,079	124,080
Zedge, Inc. (I)	1,229	5,641
Zendesk, Inc. (I)	17,118	451,573
Zix Corp. (I)	13,085	49,069
		306,308,236
Technology hardware, storage and peripherals - 2.3%
3D Systems Corp. (I)(L)	71,177	974,413
Apple, Inc.	1,615,999	154,489,504
Avid Technology, Inc. (I)	7,563	43,941
Brother Industries, Ltd.	59,936	642,893
Canon, Inc.	266,763	7,616,137
Cray, Inc. (I)	8,511	254,649
Diebold, Inc.	42,139	1,046,311
Eastman Kodak Company (I)	3,859	62,053
Electronics For Imaging, Inc. (I)	9,833	423,212
EMC Corp.	578,399	15,715,101
FUJIFILM Holdings Corp.	109,394	4,244,533
Hewlett Packard Enterprise Company	491,330	8,976,599
HP, Inc.	506,983	6,362,637
Immersion Corp. (I)	6,779	49,758
Konica Minolta, Inc.	112,186	817,226
Lexmark International, Inc., Class A	28,552	1,077,838
NCR Corp. (I)	56,473	1,568,255
NEC Corp. (I)	648,846	1,511,723
NetApp, Inc.	84,922	2,088,232
Nimble Storage, Inc. (I)	13,745	109,410
Pure Storage, Inc., Class A (I)(L)	12,953	141,188
Ricoh Company, Ltd.	167,516	1,452,109
Seagate Technology PLC (L)	87,093	2,121,585
Seiko Epson Corp.	69,300	1,110,991
Silicon Graphics International Corp. (I)	8,689	43,706
Stratasys, Ltd. (I)(L)	10,446	239,109
Super Micro Computer, Inc. (I)	8,129	202,006
USA Technologies, Inc. (I)(L)	8,855	37,811
Western Digital Corp.	82,326	3,890,727
		217,313,657
		1,390,518,927
Materials - 4.4%
Chemicals - 2.5%
A. Schulman, Inc.	6,161	150,452
Air Liquide SA	86,078	8,967,744
Air Products & Chemicals, Inc.	56,990	8,094,860
Air Water, Inc.	37,407	550,401
Akzo Nobel NV	61,897	3,845,089
Albemarle Corp.	36,225	2,873,005
American Vanguard Corp.	6,229	94,120
Arkema SA	16,580	1,267,585
Asahi Kasei Corp.	316,757	2,204,322

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Ashland, Inc.	28,287	$3,246,499
Axiall Corp.	14,997	489,052
Balchem Corp.	6,663	397,448
BASF SE	229,671	17,610,877
Cabot Corp.	28,441	1,298,616
Calgon Carbon Corp.	10,576	139,074
CF Industries Holdings, Inc.	68,352	1,647,283
Chase Corp.	1,538	90,850
Chemtura Corp. (I)	13,371	352,727
Chr Hansen Holding A/S	24,976	1,640,306
Codexis, Inc. (I)	8,666	34,924
Covestro AG (S)	17,733	789,833
Croda International PLC	32,521	1,365,178
Daicel Corp.	72,385	750,058
E.I. du Pont de Nemours & Company	258,760	16,767,648
Eastman Chemical Company	43,412	2,947,675
Ecolab, Inc.	78,229	9,277,959
EMS-Chemie Holding AG	2,025	1,045,523
Evonik Industries AG	35,325	1,052,987
Ferro Corp. (I)	17,556	234,899
Flotek Industries, Inc. (I)(L)	10,987	145,028
FMC Corp.	38,787	1,796,226
FutureFuel Corp.	5,662	61,603
GCP Applied Technologies, Inc. (I)	14,922	388,569
Givaudan SA	2,308	4,647,214
Hawkins, Inc.	2,126	92,290
HB Fuller Company	10,448	459,608
Hitachi Chemical Company, Ltd.	26,770	499,967
Incitec Pivot, Ltd.	417,860	938,643
Ingevity Corp. (I)	8,928	303,909
Innophos Holdings, Inc.	4,128	174,243
Innospec, Inc.	4,902	225,443
International Flavors & Fragrances, Inc.	23,458	2,957,350
Israel Chemicals, Ltd.	124,240	484,048
Johnson Matthey PLC	48,658	1,825,026
JSR Corp.	48,090	636,862
K&S AG (L)	47,413	970,649
Kaneka Corp.	70,100	467,725
Kansai Paint Company, Ltd.	54,554	1,101,427
KMG Chemicals, Inc.	2,152	55,930
Koninklijke DSM NV	45,446	2,621,798
Koppers Holdings, Inc. (I)	4,337	133,276
Kraton Performance Polymers, Inc. (I)	6,213	173,529
Kuraray Company, Ltd.	87,973	1,049,647
Lanxess AG	22,678	994,949
Linde AG	46,442	6,471,067
LSB Industries, Inc. (I)(L)	4,722	57,042
LyondellBasell Industries NV, Class A	101,521	7,555,193
Minerals Technologies, Inc.	23,155	1,315,204
Mitsubishi Chemical Holdings Corp.	341,933	1,567,417
Mitsubishi Gas & Chemicals Company, Inc.	90,740	473,383
Mitsui Chemicals, Inc.	230,590	847,363
Monsanto Company	129,296	13,370,499
NewMarket Corp.	4,537	1,880,042
Nippon Paint Company, Ltd.	40,700	1,006,176
Nitto Denko Corp.	41,387	2,625,350
Novozymes A/S, B Shares	58,413	2,805,042
OCI NV (I)	23,674	320,707
Olin Corp.	109,978	2,731,854
OMNOVA Solutions, Inc. (I)	9,716	70,441
Orica, Ltd.	94,679	880,753
PolyOne Corp.	55,880	1,969,211
PPG Industries, Inc.	78,327	8,157,757

The accompanying notes are an integral part of the financial statements.	169

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Praxair, Inc.	83,638	$9,400,075
Quaker Chemical Corp.	2,665	237,718
Rayonier Advanced Materials, Inc.	9,298	126,360
RPM International, Inc.	60,551	3,024,522
Sensient Technologies Corp.	29,717	2,111,096
Shin-Etsu Chemical Company, Ltd.	97,246	5,697,492
Sika AG	540	2,264,251
Solvay SA	18,657	1,742,710
Stepan Company	4,132	245,978
Sumitomo Chemical Company, Ltd.	393,844	1,625,023
Symrise AG	31,036	2,116,999
Syngenta AG	23,242	8,921,405
Taiyo Nippon Sanso Corp.	32,557	299,231
Teijin, Ltd.	231,243	766,234
TerraVia Holdings, Inc. (I)(L)	18,963	49,683
The Chemours Company	38,660	318,558
The Dow Chemical Company	331,581	16,482,892
The Mosaic Company	103,515	2,710,023
The Scotts Miracle-Gro Company, Class A	20,651	1,443,711
The Sherwin-Williams Company	23,029	6,762,926
The Valspar Corp.	33,239	3,590,809
Toray Industries, Inc.	367,672	3,137,305
Trecora Resources (I)	4,680	48,812
Tredegar Corp.	5,687	91,674
Trinseo SA (L)	5,995	257,365
Tronox, Ltd., Class A	14,388	63,451
Umicore SA	23,587	1,218,368
Yara International ASA	44,299	1,407,237
		242,698,362
Construction materials - 0.3%
Boral, Ltd.	184,076	864,205
CRH PLC	198,232	5,776,545
CRH PLC	7,591	222,595
Eagle Materials, Inc.	22,007	1,697,840
Fletcher Building, Ltd.	174,448	1,073,037
Headwaters, Inc. (I)	15,384	275,989
HeidelbergCement AG	35,250	2,655,453
Imerys SA	9,136	582,931
James Hardie Industries, Ltd.	112,213	1,737,884
LafargeHolcim, Ltd. (I)	113,792	4,760,776
Martin Marietta Materials, Inc.	18,913	3,631,296
Summit Materials, Inc., Class A (I)	13,226	270,604
Taiheiyo Cement Corp.	298,701	707,493
U.S. Concrete, Inc. (I)	2,998	182,608
Vulcan Materials Company	39,155	4,712,696
		29,151,952
Containers and packaging - 0.4%
AEP Industries, Inc.	906	72,897
Amcor, Ltd.	289,509	3,255,121
AptarGroup, Inc.	28,787	2,277,915
Avery Dennison Corp.	26,283	1,964,654
Ball Corp.	41,556	3,004,083
Bemis Company, Inc.	43,159	2,222,257
Greif, Inc., Class A	18,731	698,104
International Paper Company	120,747	5,117,258
Multi Packaging
Solutions International, Ltd. (I)	4,580	61,143
Myers Industries, Inc.	5,058	72,835
Owens-Illinois, Inc. (I)	48,292	869,739
Packaging Corp. of America	42,895	2,870,962
Sealed Air Corp.	57,557	2,645,895
Silgan Holdings, Inc.	18,467	950,312

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Sonoco Products Company	45,924	$2,280,586
Toyo Seikan Kaisha, Ltd.	40,529	774,430
UFP Technologies, Inc. (I)	1,736	39,129
WestRock Company	74,560	2,898,147
		32,075,467
Metals and mining - 1.1%
AK Steel Holding Corp. (I)(L)	50,416	234,939
Alcoa, Inc.	385,989	3,578,118
Allegheny Technologies, Inc. (L)	72,628	926,007
Alumina, Ltd.	612,158	601,732
Anglo American PLC	350,623	3,436,889
Antofagasta PLC (I)(L)	100,708	629,727
ArcelorMittal (I)	460,101	2,097,692
BHP Billiton PLC	528,251	6,686,033
BHP Billiton, Ltd.	803,214	11,193,770
Boliden AB	67,665	1,322,450
Carpenter Technology Corp.	30,989	1,020,468
Century Aluminum Company (I)	10,832	68,567
Cliffs Natural Resources, Inc. (I)(L)	36,989	209,728
Coeur Mining, Inc. (I)	32,221	343,476
Commercial Metals Company	76,177	1,287,391
Compass Minerals International, Inc.	15,397	1,142,303
Ferroglobe PLC	14,039	120,876
Fortescue Metals Group, Ltd. (L)	384,184	1,028,093
Freeport-McMoRan, Inc.	367,564	4,094,663
Fresnillo PLC	54,669	1,203,892
Glencore PLC (I)	3,060,230	6,307,494
Gold Resource Corp.	11,421	41,001
Haynes International, Inc.	2,797	89,728
Hecla Mining Company (L)	79,619	406,057
Hitachi Metals, Ltd.	52,764	536,038
JFE Holdings, Inc.	130,733	1,705,438
Kaiser Aluminum Corp.	3,686	333,251
Kobe Steel, Ltd.	758,928	623,743
Lonmin PLC (I)	312	801
Maruichi Steel Tube, Ltd.	14,261	498,425
Materion Corp.	4,314	106,815
Mitsubishi Materials Corp.	276,691	662,497
Newcrest Mining, Ltd. (I)	191,953	3,326,897
Newmont Mining Corp.	155,353	6,077,409
Nippon Steel & Sumitomo Metal Corp.	202,100	3,912,582
Norsk Hydro ASA	333,010	1,219,093
Nucor Corp.	93,300	4,609,953
Olympic Steel, Inc.	2,109	57,597
Randgold Resources, Ltd.	23,452	2,631,722
Real Industry, Inc. (I)	6,176	47,988
Reliance Steel & Aluminum Company	32,969	2,535,316
Rio Tinto PLC	309,321	9,609,525
Rio Tinto, Ltd.	106,123	3,670,854
Royal Gold, Inc.	29,762	2,143,459
Ryerson Holding Corp. (I)	2,469	43,208
Schnitzer Steel Industries, Inc., Class A	5,738	100,989
South32, Ltd. (I)	1,343,910	1,576,118
Steel Dynamics, Inc.	111,019	2,719,966
Stillwater Mining Company (I)	25,900	307,174
Sumitomo Metal Mining Company, Ltd.	122,772	1,248,884
SunCoke Energy, Inc.	14,180	82,528
ThyssenKrupp AG	92,467	1,858,618
TimkenSteel Corp. (L)	8,718	83,867
United States Steel Corp. (L)	66,740	1,125,236
Voestalpine AG	28,570	961,530

The accompanying notes are an integral part of the financial statements.	170

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Worthington Industries, Inc.	29,920	$1,265,616
		103,754,231
Paper and forest products - 0.1%
Boise Cascade Company (I)	8,271	189,819
Clearwater Paper Corp. (I)	3,529	230,691
Deltic Timber Corp.	2,273	152,586
Domtar Corp.	28,526	998,695
KapStone Paper and Packaging Corp.	18,260	237,563
Louisiana-Pacific Corp. (I)	95,511	1,657,116
Mondi PLC	92,464	1,731,153
Neenah Paper, Inc.	3,439	248,880
Oji Holdings Corp.	213,338	819,006
PH Glatfelter Company	9,218	180,304
Schweitzer-Mauduit International, Inc.	6,363	224,487
Stora Enso OYJ, Series R	136,506	1,097,792
UPM-Kymmene OYJ	133,782	2,457,677
		10,225,769
		417,905,781
Telecommunication services - 3.2%
Diversified telecommunication services - 2.6%
8x8, Inc. (I)	18,548	270,986
AT&T, Inc.	1,816,329	78,483,576
ATN International, Inc.	2,191	170,482
Bezeq The
Israeli Telecommunication Corp., Ltd.	518,820	1,027,745
BT Group PLC	2,117,547	11,639,300
CenturyLink, Inc.	159,805	4,635,943
Cincinnati Bell, Inc. (I)	44,097	201,523
Cogent Communications Holdings, Inc.	8,544	342,273
Consolidated Communications Holdings, Inc.	10,226	278,556
Deutsche Telekom AG	806,382	13,750,634
Elisa OYJ, Class A	35,278	1,355,492
FairPoint Communications, Inc. (I)(L)	4,701	69,011
Frontier Communications Corp. (L)	341,284	1,685,943
General Communication, Inc., Class A (I)	6,367	100,599
Globalstar, Inc. (I)(L)	81,881	99,076
Hawaiian Telcom Holdco, Inc. (I)	1,667	35,324
HKT Trust and HKT, Ltd.	669,421	965,583
IDT Corp., Class B	4,017	57,001
Iliad SA	6,670	1,346,433
Inmarsat PLC	111,397	1,200,510
Inteliquent, Inc.	7,031	139,847
Iridium Communications, Inc. (I)(L)	17,700	157,176
Koninklijke KPN NV	853,984	3,043,970
Level 3 Communications, Inc. (I)	84,876	4,370,265
Lumos Networks Corp. (I)	4,803	58,116
Nippon Telegraph & Telephone Corp.	173,000	8,112,815
Numericable Group SA	27,013	675,050
Orange SA	496,819	8,078,528
ORBCOMM, Inc. (I)	13,711	136,424
PCCW, Ltd.	1,071,317	719,872
pdvWireless, Inc. (I)(L)	2,286	48,898
Proximus SADP	37,683	1,197,507
Singapore Telecommunications, Ltd.	557,005	1,716,200
Singapore Telecommunications, Ltd.	1,437,549	4,440,039
Spark New Zealand, Ltd.	461,010	1,171,725
Straight Path
Communications, Inc., Class B (I)(L)	2,066	57,166
Swisscom AG	6,478	3,218,305
TDC A/S	200,092	980,545
Telecom Italia SpA (I)	2,541,069	2,087,001

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Telecom Italia SpA (I)	1,493,335	$960,780
Telefonica Deutschland Holding AG	184,193	758,707
Telefonica SA	1,119,618	10,629,443
Telenor ASA	187,802	3,108,688
Telia Company AB	649,882	3,077,501
Telstra Corp., Ltd.	1,069,459	4,470,049
TPG Telecom, Ltd.	84,786	760,264
Verizon Communications, Inc.	1,202,722	67,159,996
Vocus Communications, Ltd.	115,448	750,808
Vonage Holdings Corp. (I)	40,104	244,634
Windstream Holdings, Inc. (L)	20,141	186,707
		250,233,016
Wireless telecommunication services - 0.6%
Boingo Wireless, Inc. (I)	8,232	73,429
KDDI Corp.	471,100	14,326,023
Leap Wireless International, Inc. (I)	16,665	41,663
Millicom International Cellular SA	16,362	1,003,634
NII Holdings, Inc. (I)	11,769	37,425
NTT DOCOMO, Inc.	357,676	9,645,997
Shenandoah Telecommunications Company	9,782	382,085
SoftBank Group Corp.	240,187	13,583,061
Spok Holdings, Inc.	4,688	89,846
StarHub, Ltd.	156,511	441,625
Tele2 AB, B Shares	80,662	708,159
Telephone & Data Systems, Inc.	43,162	1,280,185
Vodafone Group PLC	6,640,916	20,247,202
		61,860,334
		312,093,350
Utilities - 3.8%
Electric utilities - 2.0%
ALLETE, Inc.	10,373	670,407
Alliant Energy Corp.	66,888	2,655,454
American Electric Power Company, Inc.	144,209	10,107,609
AusNet Services	434,384	534,995
Cheung Kong Infrastructure Holdings, Ltd.	164,843	1,421,285
Chubu Electric Power Company, Inc.	162,029	2,305,837
CLP Holdings, Ltd.	410,334	4,191,638
Contact Energy, Ltd.	177,131	657,598
Duke Energy Corp.	204,420	17,537,192
Edison International	95,674	7,431,000
EDP - Energias de Portugal SA	582,869	1,784,493
El Paso Electric Company	8,540	403,686
Electricite de France SA (L)	62,339	755,874
Endesa SA	78,714	1,579,434
Enel SpA	1,906,159	8,462,287
Entergy Corp.	52,442	4,266,157
Eversource Energy	93,184	5,581,722
Exelon Corp.	270,137	9,822,181
FirstEnergy Corp.	124,470	4,345,248
Fortum OYJ	112,118	1,801,336
Great Plains Energy, Inc.	70,403	2,140,251
Hawaiian Electric Industries, Inc.	49,175	1,612,448
HK Electric Investments & HK
Electric Investments, Ltd. (S)	659,500	615,391
Hokuriku Electric Power Company	41,392	512,895
Iberdrola SA	1,360,475	9,280,566
IDACORP, Inc.	33,456	2,721,646
Kyushu Electric Power Company, Inc.	105,818	1,061,292
MGE Energy, Inc.	7,505	424,145
Mighty River Power, Ltd.	172,335	371,934
NextEra Energy, Inc.	136,740	17,830,896

The accompanying notes are an integral part of the financial statements.	171

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
OGE Energy Corp.	91,024	$2,981,036
Otter Tail Corp.	8,050	269,595
PG&E Corp.	147,696	9,440,728
Pinnacle West Capital Corp.	32,524	2,636,395
PNM Resources, Inc.	52,934	1,875,981
Portland General Electric Company	18,570	819,308
Power Assets Holdings, Ltd.	346,736	3,188,071
PPL Corp.	202,708	7,652,227
Red Electrica Corp. SA	27,156	2,426,489
Shikoku Electric Power Company, Inc.	40,725	482,403
Spark Energy, Inc., Class A	1,153	38,107
SSE PLC	251,544	5,235,423
Terna Rete Elettrica Nazionale SpA	379,294	2,110,810
The Chugoku Electric Power Company, Inc.	69,636	885,292
The Empire District Electric Company	9,288	315,513
The Kansai Electric Power Company, Ltd. (I)	174,524	1,699,733
The Southern Company	277,297	14,871,438
Tohoku Electric Power Company, Inc.	112,265	1,416,842
Tokyo Electric Power Company, Inc. (I)	364,840	1,545,112
Westar Energy, Inc.	64,580	3,622,292
Xcel Energy, Inc.	149,084	6,675,982
		193,075,674
Gas utilities - 0.4%
APA Group, Ltd.	280,851	1,953,420
Atmos Energy Corp.	46,598	3,789,349
Chesapeake Utilities Corp.	3,026	200,261
Delta Natural Gas Company, Inc.	2,340	63,040
Enagas SA	56,609	1,729,419
Gas Natural SDG SA (L)	88,311	1,755,412
Hong Kong & China Gas Company, Ltd.	1,906,885	3,484,300
National Fuel Gas Company	38,716	2,202,166
New Jersey Resources Corp.	57,068	2,199,971
Northwest Natural Gas Company	5,690	368,826
ONE Gas, Inc.	34,529	2,299,286
Osaka Gas Company, Ltd.	465,377	1,789,137
Questar Corp.	79,947	2,028,255
Snam SpA	612,398	3,661,177
South Jersey Industries, Inc.	16,688	527,675
Southwest Gas Corp.	32,953	2,593,731
Spire, Inc.	9,220	653,145
Toho Gas Company, Ltd.	94,924	776,736
Tokyo Gas Company, Ltd.	509,484	2,103,536
UGI Corp.	78,707	3,561,492
WGL Holdings, Inc.	33,439	2,367,147
		40,107,481
Independent power and renewable electricity producers - 0.1%
AES Corp.	193,838	2,419,098
Atlantic Power Corp.	28,411	70,459
Atlantica Yield PLC (L)	12,580	233,736
Dynegy, Inc. (I)	24,766	426,966
EDP Renovaveis SA	48	361
Electric Power Development Company, Ltd.	37,248	867,814
Meridian Energy, Ltd.	328,687	620,318
NRG Energy, Inc.	90,584	1,357,854
NRG Yield, Inc., Class A	7,347	111,821
NRG Yield, Inc., Class C	13,684	213,334
Ormat Technologies, Inc.	8,266	361,720
Pattern Energy Group, Inc. (L)	12,414	285,150
Talen Energy Corp. (I)	47,248	640,210
TerraForm Global, Inc., Class A (I)(L)	20,593	67,133
TerraForm Power, Inc., Class A (I)(L)	18,748	204,353
		7,880,327

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multi-utilities - 1.2%
AGL Energy, Ltd.	169,430	$2,460,651
Ameren Corp.	71,319	3,821,272
Avista Corp.	13,018	583,206
Black Hills Corp.	34,254	2,159,372
CenterPoint Energy, Inc.	126,535	3,036,840
Centrica PLC	1,356,426	4,101,817
CMS Energy Corp.	81,451	3,735,343
Consolidated Edison, Inc.	90,068	7,245,070
Dominion Resources, Inc.	182,073	14,188,949
DTE Energy Company	52,720	5,225,606
DUET Group	575,493	1,079,398
E.ON SE	500,263	5,050,061
Engie SA	365,247	5,864,646
MDU Resources Group, Inc.	89,019	2,136,456
National Grid PLC	936,617	13,773,254
NiSource, Inc.	93,445	2,478,161
NorthWestern Corp.	10,119	638,205
Public Service Enterprise Group, Inc.	148,725	6,932,072
RWE AG (I)	123,487	1,966,555
SCANA Corp.	42,012	3,178,628
Sempra Energy	70,938	8,088,351
Suez	81,388	1,269,450
Unitil Corp.	3,092	131,936
Vectren Corp.	37,743	1,987,924
Veolia Environnement SA	112,831	2,436,540
WEC Energy Group, Inc.	92,750	6,056,575
		109,626,338
Water utilities - 0.1%
American States Water Company	7,694	337,151
American Water Works Company, Inc.	52,306	4,420,380
Aqua America, Inc.	80,800	2,881,328
Artesian Resources Corp., Class A	2,235	75,811
California Water Service Group	10,126	353,701
Connecticut Water Service, Inc.	2,411	135,498
Consolidated Water Company, Ltd. (L)	3,945	51,522
Middlesex Water Company	3,475	150,746
Severn Trent PLC	58,576	1,911,287
SJW Corp.	3,474	136,806
United Utilities Group PLC	171,249	2,373,565
York Water Company	3,158	101,182
		12,928,977
		363,618,797
TOTAL COMMON STOCKS (Cost $7,412,003,027)		$9,297,218,126

PREFERRED SECURITIES - 0.1%
Consumer discretionary - 0.1%
Auto components - 0.0%
Schaeffler AG	41,469	547,743
Automobiles - 0.1%
Bayerische Motoren Werke AG	13,802	879,830
Porsche Automobil Holding SE	38,475	1,778,385
Volkswagen AG	46,411	5,621,311
		8,279,526
		8,827,269
Consumer staples - 0.0%
Household products - 0.0%
Henkel AG & Company KGaA	44,498	5,438,123

The accompanying notes are an integral part of the financial statements.	172

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Materials - 0.0%
Chemicals - 0.0%
Fuchs Petrolub AG	17,184	$676,034
TOTAL PREFERRED SECURITIES (Cost $17,374,403)		$14,941,426

RIGHTS - 0.0%
ACS Actividades de Construccion y
Servicios SA (Expiration
Date: 07/18/2016) (I)(N)	48,512	34,078
Banco Popular Espanol SA (Expiration date:
06/13/2016; Strike Price: EUR 1.25) (I)	383,000	0
Community Health Systems, Inc. (I)(N)	174,338	785
Noble Group, Ltd. (Expiration Date:
07/21/2016; Strike Price: SGD 0.11) (I)	1,125,466	75,193
TOTAL RIGHTS (Cost $307,854)		$110,056

SECURITIES LENDING COLLATERAL - 1.4%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	13,288,317	132,976,190
TOTAL SECURITIES LENDING
COLLATERAL (Cost $132,954,374)		$132,976,190

SHORT-TERM INVESTMENTS - 2.6%
Repurchase agreement - 2.6%
Repurchase Agreement with State Street Corp.
dated 06/30/2016 at 0.030% to be
repurchased at $251,630,210 on 07/01/2016,
collateralized by $209,685,000
U.S. Treasury Bonds, 3.000%-3.750% due
11/15/2043 to 05/15/2045 (valued at
$256,673,613, including interest)	$251,630,000	$251,630,000
TOTAL SHORT-TERM INVESTMENTS (Cost $251,630,000)		$251,630,000
Total Investments (Strategic Equity Allocation Trust)
(Cost $7,814,269,658) - 100.8%		$9,696,875,798
Other assets and liabilities, net - (0.8%)		(81,618,813)
TOTAL NET ASSETS - 100.0%		$9,615,256,985

Total Stock Market Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.5%
Consumer discretionary - 13.1%
Auto components - 0.4%
American Axle &
Manufacturing Holdings, Inc. (I)	1,888	$27,338
Autoliv, Inc.	2,070	222,422
BorgWarner, Inc.	5,421	160,028
Cooper Tire & Rubber Company	1,257	37,484
Dana Holding Corp.	3,895	41,131
Dorman Products, Inc. (I)	912	52,166
Drew Industries, Inc.	570	48,359
Federal-Mogul Holdings Corp. (I)	4,392	36,498
Fox Factory Holding Corp. (I)	1,016	17,648
Gentex Corp.	7,125	110,081
Gentherm, Inc. (I)	919	31,476
Horizontal Global Corp. (I)	453	5,142
Johnson Controls, Inc.	15,597	690,323

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Lear Corp.	1,843	$187,544
Metaldyne Performance Group, Inc.	1,657	22,784
Modine Manufacturing Company (I)	1,300	11,440
Motorcar Parts of America, Inc. (I)	567	15,411
Shiloh Industries, Inc. (I)	550	4,010
Spartan Motors, Inc.	2,421	15,155
Standard Motor Products, Inc.	572	22,754
Stoneridge, Inc. (I)	901	13,461
Superior Industries International, Inc.	865	23,165
Sypris Solutions, Inc. (I)	379	322
Tenneco, Inc. (I)	1,435	66,885
The Goodyear Tire & Rubber Company	6,422	164,789
Tower International, Inc.	623	12,821
UQM Technologies, Inc. (I)	2,453	1,545
Visteon Corp.	1,074	70,680
		2,112,862
Automobiles - 0.5%
Ford Motor Company	94,174	1,183,767
General Motors Company	37,580	1,063,514
Harley-Davidson, Inc.	4,826	218,618
Tesla Motors, Inc. (I)(L)	3,023	641,722
Thor Industries, Inc.	1,235	79,954
Winnebago Industries, Inc.	747	17,121
		3,204,696
Distributors - 0.1%
Core-Mark Holding Company, Inc.	1,184	55,482
Educational Development Corp.	1,013	11,761
Genuine Parts Company	3,598	364,298
LKQ Corp. (I)	7,322	232,107
Pool Corp.	1,039	97,697
Weyco Group, Inc.	372	10,334
		771,679
Diversified consumer services - 0.2%
American Public Education, Inc. (I)	453	12,729
Apollo Education Group, Inc. (I)	2,538	23,147
Ascent Capital Group, Inc., Class A (I)	363	5,587
Bridgepoint Education, Inc. (I)	1,121	8,116
Bright Horizons Family Solutions, Inc. (I)	1,463	97,012
Capella Education Company	323	17,003
Carriage Services, Inc.	545	12,906
Chegg, Inc. (I)	2,115	10,575
DeVry Education Group, Inc.	1,447	25,814
Education Management Corp. (I)	3,020	77
Graham Holdings Company, Class B	140	68,536
Grand Canyon Education, Inc. (I)	1,133	45,229
H&R Block, Inc.	6,051	139,173
Houghton Mifflin Harcourt Company (I)	3,348	52,329
ITT Educational Services, Inc. (I)	608	1,167
K12, Inc. (I)	1,084	13,539
Learning Tree International, Inc. (I)	519	623
LifeLock, Inc. (I)	2,395	37,865
Lincoln Educational Services Corp. (I)	678	1,017
Regis Corp. (I)	1,321	16,446
Service Corp. International	4,706	127,250
ServiceMaster Global Holdings, Inc. (I)	3,250	129,350
Sotheby’s (L)	1,604	43,950
Stonemor Partners LP	777	19,464
Strayer Education, Inc. (I)	266	13,069
Weight Watchers International, Inc. (I)(L)	1,290	15,003
		936,976

The accompanying notes are an integral part of the financial statements.	173

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure - 2.2%
Ambassadors Group, Inc. (I)	714	$29
Aramark	5,671	189,525
Biglari Holdings, Inc. (I)	56	22,587
BJ’s Restaurants, Inc. (I)	673	29,498
Bloomin’ Brands, Inc.	2,988	53,396
Bob Evans Farms, Inc.	526	19,962
Boyd Gaming Corp. (I)	2,796	51,446
Bravo Brio Restaurant Group, Inc. (I)	807	6,609
Brinker International, Inc.	1,483	67,521
Buffalo Wild Wings, Inc. (I)	435	60,443
Caesars Entertainment Corp. (I)(L)	3,301	25,385
Carnival Corp.	14,116	623,927
Carrols Restaurant Group, Inc. (I)	1,460	17,374
Cedar Fair LP	1,367	79,040
Chipotle Mexican Grill, Inc. (I)	735	296,029
Choice Hotels International, Inc.	1,424	67,811
Churchill Downs, Inc.	455	57,494
Chuy’s Holdings, Inc. (I)	577	19,970
ClubCorp Holdings, Inc.	1,666	21,658
Cracker Barrel Old Country Store, Inc. (L)	590	101,167
Darden Restaurants, Inc.	2,895	183,369
Dave & Buster’s Entertainment, Inc. (I)	980	45,854
Del Frisco’s Restaurant Group, Inc. (I)	746	10,683
Denny’s Corp. (I)	2,330	25,001
Diamond Resorts International, Inc. (I)(L)	1,862	55,786
DineEquity, Inc.	453	38,405
Domino’s Pizza, Inc.	1,329	174,604
Dover Downs Gaming
& Entertainment, Inc. (I)	2,511	2,662
Dunkin’ Brands Group, Inc.	2,296	100,152
El Pollo Loco Holdings, Inc. (I)	861	11,193
Empire Resorts, Inc. (I)	264	4,171
Extended Stay America, Inc.	4,943	73,898
Fiesta Restaurant Group, Inc. (I)	623	13,588
Hilton Worldwide Holdings, Inc.	23,425	527,765
Hyatt Hotels Corp., Class A (I)	3,430	168,550
International Speedway Corp., Class A	1,141	38,166
Interval Leisure Group, Inc.	3,211	51,055
Intrawest Resorts Holdings, Inc. (I)	1,452	18,847
Isle of Capri Casinos, Inc. (I)	1,211	22,186
Jack in the Box, Inc.	909	78,101
Kona Grill, Inc. (I)	473	5,071
Krispy Kreme Doughnuts, Inc. (I)	1,678	35,171
Las Vegas Sands Corp.	19,101	830,702
Luby’s, Inc. (I)	958	4,809
Marriott International, Inc., Class A (L)	6,471	430,063
Marriott Vacations Worldwide Corp.	730	49,998
McDonald’s Corp.	22,163	2,667,095
MGM Resorts International (I)	13,626	308,356
Nevada Gold & Casinos, Inc. (I)	2,788	5,381
Noodles & Company (I)	785	7,677
Norwegian Cruise Line Holdings, Ltd. (I)	5,380	214,339
Panera Bread Company, Class A (I)	634	134,370
Papa John’s International, Inc.	980	66,640
Papa Murphy’s Holdings, Inc. (I)	566	3,755
Penn National Gaming, Inc. (I)	1,978	27,593
Pinnacle Entertainment, Inc. (I)	1,529	16,941
Planet Fitness, Inc., Class A (I)(L)	1,417	26,753
Popeyes Louisiana Kitchen, Inc. (I)	532	29,068
Potbelly Corp. (I)	678	8,502
Red Robin Gourmet Burgers, Inc. (I)	311	14,751
Restaurant Brands International LP	82	3,408
Royal Caribbean Cruises, Ltd.	5,236	351,597

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Ruby Tuesday, Inc. (I)	1,530	$5,523
Ruth’s Hospitality Group, Inc.	1,218	19,427
Scientific Games Corp., Class A (I)	2,110	19,391
SeaWorld Entertainment, Inc. (L)	1,999	28,646
Shake Shack, Inc., Class A (I)(L)	865	31,512
Six Flags Entertainment Corp.	2,241	129,866
Sonic Corp.	1,371	37,086
Starbucks Corp.	35,717	2,040,155
Starwood Hotels & Resorts Worldwide, Inc.	4,076	301,420
Texas Roadhouse, Inc.	1,758	80,165
The Cheesecake Factory, Inc.	1,182	56,901
The Habit Restaurants, Inc., Class A (I)	724	11,859
The Wendy’s Company	8,624	82,963
Town Sports International Holdings, Inc. (I)	871	2,369
Vail Resorts, Inc.	905	125,098
Wyndham Worldwide Corp.	2,845	202,649
Wynn Resorts, Ltd. (L)	2,440	221,162
Yum! Brands, Inc.	10,299	853,993
Zoe’s Kitchen, Inc. (I)	517	18,752
		12,965,884
Household durables - 0.6%
Bassett Furniture Industries, Inc.	337	8,068
Beazer Homes USA, Inc. (I)	922	7,146
CalAtlantic Group, Inc.	2,362	86,709
Cavco Industries, Inc. (I)	228	21,364
Century Communities, Inc. (I)	751	13,022
DR Horton, Inc.	8,739	275,104
Ethan Allen Interiors, Inc.	771	25,474
Flexsteel Industries, Inc.	306	12,124
GoPro, Inc., Class A (I)(L)	3,093	33,435
Harman International Industries, Inc.	1,647	118,288
Helen of Troy, Ltd. (I)	659	67,772
Hooker Furniture Corp.	437	9,391
Hovnanian Enterprises, Inc., Class A (I)(L)	3,216	5,403
Installed Building Products, Inc. (I)	894	32,443
iRobot Corp. (I)	671	23,539
KB Home (L)	2,015	30,648
Kid Brands, Inc. (I)	1,087	1
La-Z-Boy, Inc.	1,265	35,192
Leggett & Platt, Inc.	3,276	167,436
Lennar Corp., Class A	4,891	225,475
Libbey, Inc.	573	9,105
M/I Homes, Inc. (I)	794	14,951
MDC Holdings, Inc.	1,172	28,526
Meritage Homes Corp. (I)	994	37,315
Mohawk Industries, Inc. (I)	1,729	328,095
NACCO Industries, Inc., Class A	219	12,264
Newell Brands, Inc.	10,504	510,179
NVR, Inc. (I)	95	169,132
PulteGroup, Inc.	8,725	170,050
Taylor Morrison Home Corp., Class A (I)	3,050	45,262
Tempur Sealy International, Inc. (I)	1,438	79,550
Toll Brothers, Inc. (I)	4,194	112,861
TopBuild Corp. (I)	928	33,594
TRI Pointe Group, Inc. (I)	3,949	46,677
Tupperware Brands Corp.	1,166	65,622
Turtle Beach Corp. (I)	1,303	1,264
Universal Electronics, Inc. (I)	417	30,141
WCI Communities, Inc. (I)	757	12,793
Whirlpool Corp.	1,856	309,284
William Lyon Homes, Class A (I)	882	14,218

The accompanying notes are an integral part of the financial statements.	174

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
ZAGG, Inc. (I)	996	$5,229
		3,234,146
Internet and catalog retail - 2.0%
1-800-Flowers.com, Inc., Class A (I)	870	7,847
Amazon.com, Inc. (I)	11,178	7,999,200
Blue Nile, Inc.	298	8,159
CafePress, Inc. (I)	462	1,432
Etsy, Inc. (I)	2,735	26,229
EVINE Live, Inc. (I)	2,055	3,391
Expedia, Inc.	3,486	370,562
Groupon, Inc. (I)	16,033	52,107
HSN, Inc.	1,254	61,358
Lands’ End, Inc. (I)	774	12,709
Liberty Interactive Corp., Series A (I)	15,691	398,081
Liberty TripAdvisor Holdings, Inc., Class A (I)	1,688	36,933
Liberty Ventures, Series A (I)	3,126	115,881
Netflix, Inc. (I)	10,087	922,759
Nutrisystem, Inc.	805	20,415
Overstock.com, Inc. (I)	704	11,341
PetMed Express, Inc.	894	16,771
Shutterfly, Inc. (I)	874	40,737
The Priceline Group, Inc. (I)	1,209	1,509,328
TripAdvisor, Inc. (I)	3,115	200,295
Wayfair, Inc., Class A (I)(L)	2,040	79,560
		11,895,095
Leisure products - 0.2%
Arctic Cat, Inc.	418	7,106
Black Diamond, Inc. (I)	1,155	4,782
Brunswick Corp.	2,230	101,064
Callaway Golf Company	2,390	24,402
Escalade, Inc.	564	5,775
Hasbro, Inc.	3,019	253,566
Johnson Outdoors, Inc., Class A	385	9,895
Malibu Boats, Inc., Class A (I)	611	7,381
Mattel, Inc.	8,193	256,359
Nautilus, Inc. (I)	274	4,888
Polaris Industries, Inc. (L)	1,584	129,508
Smith & Wesson Holding Corp. (I)	1,224	33,268
Sturm Ruger & Company, Inc. (L)	479	30,661
Vista Outdoor, Inc. (I)	1,510	72,072
		940,727
Media - 3.1%
A H Belo Corp., Class A	1,330	6,650
AMC Entertainment Holdings, Inc., Class A	2,380	65,712
AMC Networks, Inc., Class A (I)	1,679	101,445
Ballantyne Strong, Inc. (I)	629	3,290
Cable One, Inc.	140	71,597
Carmike Cinemas, Inc. (I)	672	20,241
CBS Corp., Class B	11,556	629,109
Charter Communications, Inc., Class A (I)	5,671	1,296,617
Cinemark Holdings, Inc.	2,737	99,791
Clear Channel Outdoor Holdings, Inc., Class A	8,558	53,231
Comcast Corp., Class A	59,232	3,861,334
Cumulus Media, Inc., Class A (I)	5,525	1,713
Discovery Communications, Inc., Series A (I)	10,497	264,839
DISH Network Corp., Class A (I)	11,003	576,557
DreamWorks Animation
SKG, Inc., Class A (I)	2,049	83,743
Entercom Communications Corp., Class A	1,104	14,981
Entravision Communications Corp., Class A	2,821	18,957
Gannett Company, Inc.	2,647	36,555

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
Global Eagle Entertainment, Inc. (I)	1,985	$13,180
Gray Television, Inc. (I)	1,733	18,803
Harte-Hanks, Inc.	2,038	3,240
Hemisphere Media Group, Inc. (I)	1,373	16,201
Insignia Systems, Inc. (I)	1,702	3,710
John Wiley & Sons, Inc., Class A	1,356	70,756
Liberty Braves Group, Class A (I)	814	12,243
Liberty Broadband Corp., Series A (I)	2,111	125,393
Liberty Media Group, Series A (I)	2,036	38,969
Liberty SiriusXM Group, Class A (I)	8,145	255,427
Lions Gate Entertainment Corp.	3,361	67,993
Live Nation Entertainment, Inc. (I)	4,879	114,657
Loral Space & Communications, Inc. (I)	474	16,718
Media General, Inc. (I)	3,256	55,971
Meredith Corp.	1,103	57,257
MSG Networks, Inc., Class A (I)	1,841	28,241
National CineMedia, Inc.	1,475	22,833
New Media Investment Group, Inc.	1,064	19,226
News Corp., Class A	13,527	153,531
Nexstar Broadcasting Group, Inc., Class A (L)	731	34,781
NTN Buzztime, Inc. (I)	134	1,151
Omnicom Group, Inc.	5,853	476,961
ReachLocal, Inc. (I)	903	4,109
Regal Entertainment Group, Class A (L)	3,772	83,135
RLJ Entertainment, Inc. (I)	480	955
Scholastic Corp.	755	29,906
Scripps Networks Interactive, Inc., Class A	3,125	194,594
Sinclair Broadcast Group, Inc., Class A	2,196	65,573
Sirius XM Holdings, Inc. (I)	131,608	519,852
Starz, Class A (I)	2,338	69,953
TEGNA, Inc.	5,294	122,662
The EW Scripps Company, Class A (I)	1,964	31,110
The Interpublic Group of Companies, Inc.	9,668	223,331
The Madison Square Garden
Company, Class A (I)	613	105,749
The McClatchy Company, Class A (I)	267	3,904
The New York Times Company, Class A	4,192	50,723
The Walt Disney Company	39,703	3,883,747
Thomson Reuters Corp.	19,113	772,547
Time Warner, Inc.	19,235	1,414,542
Time, Inc.	2,475	40,739
Twenty-First Century Fox, Inc., Class A	47,509	1,285,118
Viacom, Inc., Class B	9,548	395,956
World Wrestling
Entertainment, Inc., Class A (L)	1,906	35,089
		18,146,898
Multiline retail - 0.5%
Big Lots, Inc.	1,333	66,797
Dillard’s, Inc., Class A	946	57,328
Dollar General Corp.	7,099	667,306
Dollar Tree, Inc. (I)	5,534	521,524
Fred’s, Inc., Class A	1,038	16,722
Gordmans Stores, Inc. (I)	629	811
J.C. Penney Company, Inc. (I)(L)	7,487	66,485
Kohl’s Corp.	4,632	175,645
Macy’s, Inc.	7,544	253,554
Nordstrom, Inc. (L)	4,387	166,925
Sears Holdings Corp. (I)(L)	2,576	35,059
Target Corp.	14,805	1,033,685
The Bon-Ton Stores, Inc.	475	670
Tuesday Morning Corp. (I)	1,165	8,178
		3,070,689

The accompanying notes are an integral part of the financial statements.	175

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail - 2.4%
Aaron’s, Inc.	1,760	$38,526
Abercrombie & Fitch Company, Class A	1,748	31,132
Advance Auto Parts, Inc.	1,746	282,206
American Eagle Outfitters, Inc. (L)	4,630	73,756
Asbury Automotive Group, Inc. (I)	610	32,171
Ascena Retail Group, Inc. (I)	4,607	32,203
AutoNation, Inc. (I)	2,676	125,718
AutoZone, Inc. (I)	752	596,968
Barnes & Noble Education, Inc. (I)	930	9,440
Barnes & Noble, Inc.	1,472	16,707
Bed Bath & Beyond, Inc.	4,069	175,862
Best Buy Company, Inc.	8,346	255,388
Big 5 Sporting Goods Corp.	873	8,093
Boot Barn Holdings, Inc. (I)	735	6,336
Build-A-Bear Workshop, Inc. (I)	557	7,475
Burlington Stores, Inc. (I)	1,805	120,412
Cabela’s, Inc. (I)	1,645	82,349
Caleres, Inc.	1,051	25,445
CarMax, Inc. (I)	4,996	244,954
Chico’s FAS, Inc.	3,497	37,453
Christopher & Banks Corp. (I)	1,524	3,338
Citi Trends, Inc.	426	6,616
Conn’s, Inc. (I)	865	6,505
CST Brands, Inc.	1,825	78,621
Destination Maternity Corp.	921	5,415
Dick’s Sporting Goods, Inc.	2,828	127,430
DSW, Inc., Class A	2,173	46,024
Express, Inc. (I)	2,124	30,819
Five Below, Inc. (I)	1,390	64,510
Foot Locker, Inc.	3,454	189,486
Francesca’s Holdings Corp. (I)	1,068	11,801
GameStop Corp., Class A (L)	2,669	70,942
Genesco, Inc. (I)	586	37,686
GNC Holdings, Inc., Class A	2,110	51,252
Group 1 Automotive, Inc.	591	29,172
Guess?, Inc.	2,072	31,184
Haverty Furniture Companies, Inc.	645	11,629
hhgregg, Inc. (I)(L)	733	1,297
Hibbett Sports, Inc. (I)	640	22,266
Kirkland’s, Inc. (I)	488	7,164
L Brands, Inc.	6,962	467,359
Lithia Motors, Inc., Class A	616	43,779
Lowe’s Companies, Inc.	22,046	1,745,382
Lumber Liquidators Holdings, Inc. (I)	593	9,144
MarineMax, Inc. (I)	667	11,319
Mattress Firm Holding Corp. (I)(L)	808	27,108
Monro Muffler Brake, Inc.	814	51,738
Murphy USA, Inc. (I)	1,119	82,985
New York & Company, Inc. (I)	1,751	2,609
O’Reilly Automotive, Inc. (I)	2,415	654,707
Office Depot, Inc. (I)	13,062	43,235
Outerwall, Inc.	476	19,992
Pacific Sunwear of California, Inc. (I)	2,141	29
Party City Holdco, Inc. (I)	2,820	39,226
Penske Automotive Group, Inc.	2,165	68,111
Pier 1 Imports, Inc.	2,131	10,953
Rent-A-Center, Inc.	1,268	15,571
Restoration Hardware Holdings, Inc. (I)	851	24,407
Ross Stores, Inc.	9,896	561,004
Sally Beauty Holdings, Inc. (I)	3,794	111,582
Sears Hometown and Outlet Stores, Inc. (I)	553	3,727
Select Comfort Corp. (I)	1,360	29,077
Signet Jewelers, Ltd.	1,912	157,568

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Sonic Automotive, Inc., Class A	1,076	$18,410
Sportsman’s Warehouse Holdings, Inc. (I)	1,232	9,930
Stage Stores, Inc.	827	4,036
Staples, Inc.	15,061	129,826
Stein Mart, Inc.	1,168	9,017
Tailored Brands, Inc.	1,105	13,989
Tandy Leather Factory, Inc. (I)	658	4,678
The Buckle, Inc. (L)	1,131	29,395
The Cato Corp., Class A	724	27,309
The Children’s Place, Inc.	491	39,368
The Container Store Group, Inc. (I)	1,158	6,195
The Finish Line, Inc., Class A	1,184	23,905
The Gap, Inc. (L)	9,695	205,728
The Home Depot, Inc.	30,425	3,884,968
The Michaels Companies, Inc. (I)	4,758	135,318
The TJX Companies, Inc.	16,155	1,247,651
The Wet Seal, Inc., Class A (I)	2,075	0
Tiffany & Company	3,043	184,528
Tile Shop Holdings, Inc. (I)	1,280	25,446
Tilly’s, Inc., Class A (I)	677	3,920
Tractor Supply Company	3,256	296,882
TravelCenters of America LLC (I)	1,139	9,294
Ulta Salon Cosmetics & Fragrance, Inc. (I)	1,522	370,820
Urban Outfitters, Inc. (I)	2,919	80,273
Vitamin Shoppe, Inc. (I)	703	21,491
Williams-Sonoma, Inc.	2,190	114,165
Zumiez, Inc. (I)	769	11,004
		14,123,909
Textiles, apparel and luxury goods - 0.9%
Carter’s, Inc.	1,236	131,597
Charles & Colvard, Ltd. (I)	983	1,003
Coach, Inc.	6,647	270,799
Columbia Sportswear Company	1,688	97,128
Crocs, Inc. (I)	2,044	23,056
Deckers Outdoor Corp. (I)	801	46,074
Fossil Group, Inc. (I)	1,168	33,323
G-III Apparel Group, Ltd. (I)	1,125	51,435
Hanesbrands, Inc.	9,530	239,489
Iconix Brand Group, Inc. (I)	1,127	7,619
Kate Spade & Company (I)	2,991	61,645
Lakeland Industries, Inc. (I)	590	5,115
Movado Group, Inc.	660	14,309
NIKE, Inc., Class B	40,899	2,257,625
Oxford Industries, Inc.	405	22,931
Perry Ellis International, Inc. (I)	451	9,074
PVH Corp.	1,924	181,299
Ralph Lauren Corp.	2,054	184,079
Rocky Brands, Inc.	320	3,654
Sequential Brands Group, Inc. (I)	1,336	10,661
Skechers U.S.A., Inc., Class A (I)	3,789	112,609
Steven Madden, Ltd. (I)	1,519	51,919
Tumi Holdings, Inc. (I)	1,612	43,105
Under Armour, Inc., Class A (I)(L)	5,079	203,820
Under Armour, Inc., Class C (I)	5,115	186,188
Unifi, Inc. (I)	506	13,778
Vera Bradley, Inc. (I)	970	13,745
VF Corp.	10,199	627,137
Vince Holding Corp. (I)	896	4,910
Wolverine World Wide, Inc.	2,559	51,999
		4,961,125
		76,364,686

The accompanying notes are an integral part of the financial statements.	176

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer staples - 10.1%
Beverages - 2.0%
Brown-Forman Corp., Class B	5,036	$502,391
Coca-Cola Bottling Company Consolidated	249	36,720
Coca-Cola European Partners PLC	5,573	198,900
Constellation Brands, Inc., Class A	4,605	761,667
Craft Brew Alliance, Inc. (I)	1,178	13,571
Dr. Pepper Snapple Group, Inc.	4,570	441,599
MGP Ingredients, Inc.	258	9,863
Molson Coors Brewing Company, Class B	4,005	405,026
Monster Beverage Corp. (I)	4,678	751,801
National Beverage Corp. (I)	1,122	70,473
PepsiCo, Inc.	35,324	3,742,225
Primo Water Corp. (I)	620	7,322
Reed’s, Inc. (I)	1,017	2,512
The Boston Beer Company, Inc., Class A (I)	328	56,098
The Coca-Cola Company	104,109	4,719,261
Truett-Hurst, Inc. (I)	1,028	1,593
		11,721,022
Food and staples retailing - 2.5%
Casey’s General Stores, Inc.	899	118,227
Costco Wholesale Corp.	10,427	1,637,456
CVS Health Corp.	26,645	2,550,992
Fairway Group Holdings Corp. (I)	1,029	67
G. Willi-Food International, Ltd. (I)	825	3,572
Ingles Markets, Inc., Class A	512	19,098
Natural Grocers by Vitamin Cottage, Inc. (I)	638	8,326
Performance Food Group Company (I)	1,354	36,436
PriceSmart, Inc.	723	67,651
Rite Aid Corp. (I)	23,823	178,434
Safeway, Inc. (I)	5,383	915
Safeway, Inc. (I)	5,383	54
Smart & Final Stores, Inc. (I)	1,821	27,115
SpartanNash Company	915	27,981
Sprouts Farmers Market, Inc. (I)	3,689	84,478
SUPERVALU, Inc. (I)	6,097	28,778
Sysco Corp.	14,111	715,992
The Andersons, Inc.	712	25,304
The Chefs’ Warehouse, Inc. (I)	749	11,984
The Kroger Company	23,294	856,986
United Natural Foods, Inc. (I)	1,230	57,564
Village Super Market, Inc., Class A	492	14,214
Wal-Mart Stores, Inc.	76,528	5,588,075
Walgreens Boots Alliance, Inc.	25,970	2,162,522
Weis Markets, Inc.	672	33,970
Whole Foods Market, Inc.	8,613	275,788
		14,531,979
Food products - 2.2%
Amplify Snack Brands, Inc. (I)	520	7,670
Archer-Daniels-Midland Company	14,747	632,499
B&G Foods, Inc.	1,268	61,118
Blue Buffalo Pet Products, Inc. (I)(L)	4,029	94,037
Bunge, Ltd.	3,428	202,766
Cal-Maine Foods, Inc. (L)	1,128	49,993
Calavo Growers, Inc.	391	26,197
Campbell Soup Company	7,464	496,580
ConAgra Foods, Inc.	10,122	483,933
Darling Ingredients, Inc. (I)	3,756	55,964
Dean Foods Company	2,386	43,163
Farmer Brothers Company (I)	451	14,459
Flowers Foods, Inc.	4,909	92,044
Fresh Del Monte Produce, Inc.	1,244	67,711
Freshpet, Inc. (I)	980	9,143

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
General Mills, Inc.	14,544	$1,037,278
Hormel Foods Corp.	12,548	459,257
Ingredion, Inc.	1,684	217,926
Inventure Foods, Inc. (I)	901	7,037
J&J Snack Foods Corp.	475	56,653
John B. Sanfilippo & Son, Inc.	291	12,405
Kellogg Company	8,498	693,862
Lancaster Colony Corp.	662	84,478
Landec Corp. (I)	774	8,328
Limoneira Company	516	9,092
McCormick & Company, Inc.	3,000	320,010
Mead Johnson Nutrition Company	4,819	437,324
Mondelez International, Inc., Class A	38,985	1,774,207
Omega Protein Corp. (I)	623	12,454
Pilgrim’s Pride Corp.	6,123	156,014
Pinnacle Foods, Inc.	2,785	128,918
Post Holdings, Inc. (I)	1,333	110,226
Sanderson Farms, Inc. (L)	556	48,172
Seaboard Corp. (I)	28	80,378
Seneca Foods Corp., Class A (I)	449	16,258
Snyder’s-Lance, Inc.	2,304	78,083
The Hain Celestial Group, Inc. (I)	2,396	119,201
The Hershey Company	5,256	596,503
The J.M. Smucker Company	2,405	366,546
The Kraft Heinz Company	28,435	2,515,929
The WhiteWave Foods Company (I)	4,197	197,007
Tootsie Roll Industries, Inc. (L)	1,483	57,140
TreeHouse Foods, Inc. (I)	971	99,673
Tyson Foods, Inc., Class A	9,370	625,822
		12,663,458
Household products - 1.6%
Central Garden & Pet Company, Class A (I)	1,353	29,374
Church & Dwight Company, Inc.	3,068	315,667
Colgate-Palmolive Company	21,643	1,584,268
Energizer Holdings, Inc.	1,459	75,124
HRG Group, Inc. (I)	4,972	68,266
Kimberly-Clark Corp.	8,705	1,196,763
Orchids Paper Products Company	518	18,425
The Clorox Company	3,078	425,964
The Procter & Gamble Company	64,365	5,449,785
WD-40 Company	367	43,104
		9,206,740
Personal products - 0.3%
Avon Products, Inc.	9,953	37,622
Coty, Inc., Class A (L)	8,159	212,052
Edgewell Personal Care Company	1,459	123,154
Elizabeth Arden, Inc. (I)	729	10,031
Herbalife, Ltd. (I)(L)	2,146	125,605
Inter Parfums, Inc.	827	23,627
Mannatech, Inc. (I)	243	4,918
Medifast, Inc.	325	10,813
Natural Alternatives International, Inc. (I)	865	9,550
Nu Skin Enterprises, Inc., Class A (L)	1,393	64,343
Revlon, Inc., Class A (I)	1,335	42,960
Synutra International, Inc. (I)	1,786	6,805
The Estee Lauder Companies, Inc., Class A	9,018	820,818
The Female Health Company (I)	941	1,186
United-Guardian, Inc.	255	4,098
USANA Health Sciences, Inc. (I)	278	30,978
		1,528,560

The accompanying notes are an integral part of the financial statements.	177

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Tobacco - 1.5%
Altria Group, Inc.	46,917	$3,235,396
Philip Morris International, Inc.	36,912	3,754,689
Reynolds American, Inc.	32,916	1,775,160
Universal Corp.	512	29,563
Vector Group, Ltd. (L)	2,914	65,332
		8,860,140
		58,511,899
Energy - 7.5%
Energy equipment and services - 1.0%
Archrock Partners LP	1,288	17,440
Archrock, Inc.	1,574	14,827
Atwood Oceanics, Inc. (L)	1,533	19,193
Baker Hughes, Inc.	10,362	467,637
Basic Energy Services, Inc. (I)	1,040	1,747
Bristow Group, Inc.	775	8,843
C&J Energy Services, Ltd. (I)(L)	2,951	1,777
CARBO Ceramics, Inc.	550	7,205
CSI Compressco LP	937	7,646
Dawson Geophysical Company (I)	413	3,366
Diamond Offshore Drilling, Inc. (L)	3,330	81,019
Dril-Quip, Inc. (I)	921	53,814
Era Group, Inc. (I)	732	6,881
Exterran Corp. (I)	787	10,113
Fairmount Santrol Holdings, Inc. (I)(L)	4,054	31,256
FMC Technologies, Inc. (I)	5,491	146,445
Forum Energy Technologies, Inc. (I)	2,178	37,701
Geospace Technologies Corp. (I)	318	5,206
Gulfmark Offshore, Inc., Class A (I)	652	2,041
Halliburton Company	20,269	917,983
Helix Energy Solutions Group, Inc. (I)	2,492	16,846
Helmerich & Payne, Inc. (L)	2,579	173,128
Hornbeck Offshore Services, Inc. (I)	906	7,556
Key Energy Services, Inc. (I)	3,596	834
Matrix Service Company (I)	756	12,466
McDermott International, Inc. (I)	5,524	27,289
Mitcham Industries, Inc. (I)	331	1,241
Nabors Industries, Ltd.	8,059	80,993
National Oilwell Varco, Inc.	9,784	329,232
Natural Gas Services Group, Inc. (I)	382	8,748
Newpark Resources, Inc. (I)	1,864	10,793
Nuverra Environmental Solutions, Inc. (I)	513	133
Oceaneering International, Inc.	2,388	71,306
Oil States International, Inc. (I)	1,241	40,804
Parker Drilling Company (I)	3,008	6,888
Patterson-UTI Energy, Inc.	3,410	72,701
PHI, Inc. (I)	416	7,438
Pioneer Energy Services Corp. (I)	1,558	7,167
RigNet, Inc. (I)	493	6,601
Rowan Companies PLC, Class A	2,839	50,137
RPC, Inc. (L)	5,171	80,306
Schlumberger, Ltd.	33,766	2,670,215
SEACOR Holdings, Inc. (I)	397	23,006
Superior Energy Services, Inc.	3,634	66,902
Synthesis Energy Systems, Inc. (I)	5,957	6,255
Tesco Corp.	1,032	6,904
TETRA Technologies, Inc. (I)	2,105	13,409
Tidewater, Inc.	1,167	5,146
Unit Corp. (I)	1,166	18,143
USA Compression Partners LP	955	14,000
Vantage Drilling Company (I)	1,330,639	19,427
Willbros Group, Inc. (I)	1,365	3,453
		5,701,607

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels - 6.5%
Abraxas Petroleum Corp. (I)	2,156	$2,436
Alliance Holdings GP LP	1,310	27,562
Alliance Resource Partners LP	1,688	26,603
Alon USA Energy, Inc.	1,778	11,521
Alon USA Partners LP	1,451	14,641
Alpha Natural Resources, Inc. (I)	5,125	92
American Midstream Partners LP	899	10,635
Amyris, Inc. (I)	4,111	1,852
Anadarko Petroleum Corp.	12,104	644,538
Antero Midstream Partners LP	3,627	101,084
Antero Resources Corp. (I)	6,310	163,934
Apache Corp.	8,941	497,745
Arch Coal, Inc. (I)	500	150
Atlas Energy Group LLC (I)	624	328
Bill Barrett Corp. (I)	1,147	7,329
Black Stone Minerals LP	4,290	66,495
Blueknight Energy Partners LP	1,840	9,697
Boardwalk Pipeline Partners LP	5,836	101,838
Bonanza Creek Energy, Inc. (I)(L)	1,298	2,609
BP Prudhoe Bay Royalty Trust	520	9,610
BreitBurn Energy Partners LP	5,548	416
Buckeye Partners LP	2,982	209,724
Cabot Oil & Gas Corp.	9,750	250,965
California Resources Corp.	1,114	13,591
Callon Petroleum Company (I)	1,840	20,663
Calumet Specialty Products Partners LP	1,730	8,477
Carrizo Oil & Gas, Inc. (I)	1,471	52,735
Cheniere Energy Partners LP	8,142	244,097
Cheniere Energy, Inc. (I)	5,652	212,233
Chesapeake Energy Corp. (L)	15,607	66,798
Chevron Corp.	44,769	4,693,134
Cimarex Energy Company	2,181	260,237
Clayton Williams Energy, Inc. (I)	276	7,579
Clean Energy Fuels Corp. (I)	2,565	8,901
Cloud Peak Energy, Inc. (I)	1,465	3,018
Cobalt International Energy, Inc. (I)	10,199	13,667
Columbia Pipeline Group, Inc.	9,052	230,735
Columbia Pipeline Partners LP	2,005	30,075
Comstock Resources, Inc. (I)	1,203	1,011
Concho Resources, Inc. (I)	2,834	338,011
Cone Midstream Partners LP	823	14,271
ConocoPhillips	29,308	1,277,829
CONSOL Energy, Inc. (L)	5,391	86,741
Continental Resources, Inc. (I)	8,890	402,450
Crestwood Equity Partners LP	1,757	35,421
Cross Timbers Royalty Trust	340	6,164
CrossAmerica Partners LP	497	12,186
CVR Refining LP	3,624	28,086
DCP Midstream Partners LP	2,713	93,571
Delek Logistics Partners LP	335	8,948
Delek US Holdings, Inc.	1,438	18,996
Denbury Resources, Inc. (L)	8,232	29,553
Devon Energy Corp.	9,750	353,438
DHT Holdings, Inc.	104	523
Diamondback Energy, Inc. (I)	1,639	149,493
Dominion Midstream Partners LP	1,749	49,199
Dorchester Minerals LP	915	13,194
Dorian LPG, Ltd. (I)	1,398	9,856
Eclipse Resources Corp. (I)	5,786	19,325
Emerald Oil, Inc. (I)	87	13
Emerge Energy Services LP	540	6,226
Enable Midstream Partners LP	5,323	71,914
Enbridge Energy Management LLC	1,965	45,215

The accompanying notes are an integral part of the financial statements.	178

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Enbridge Energy Partners LP	6,049	$140,337
Endeavour International Corp. (I)	1,197	0
Energen Corp.	1,687	81,330
Energy Fuels, Inc. (I)	636	1,444
Energy Transfer Equity LP	25,624	368,217
Energy Transfer Partners LP	11,871	451,929
Energy XXI, Ltd.	5,192	234
EnLink Midstream LLC (L)	3,910	62,208
EnLink Midstream Partners LP	7,549	125,540
Enterprise Products Partners LP	48,786	1,427,478
EOG Resources, Inc.	13,062	1,089,632
EP Energy Corp., Class A (I)(L)	5,818	30,137
EQT Corp.	3,618	280,142
EQT GP Holdings LP	6,167	157,197
EQT Midstream Partners LP (L)	1,771	142,211
EV Energy Partners LP	1,057	2,421
EXCO Resources, Inc. (I)	6,714	8,728
Exxon Mobil Corp.	99,927	9,367,157
Foresight Energy LP	1,572	2,452
Gastar Exploration, Inc. (I)	4,814	5,295
Genesis Energy LP	2,283	87,599
Gevo, Inc. (I)	541	319
Global Partners LP	689	9,446
Goodrich Petroleum Corp. (I)	1,175	35
Green Plains, Inc.	981	19,345
Gulfport Energy Corp. (I)	2,553	79,807
Halcon Resources Corp. (I)(L)	3,159	1,466
Hallador Energy Company	826	3,816
Harvest Natural Resources, Inc. (I)	980	818
Hess Corp.	6,825	410,183
Holly Energy Partners LP	1,400	48,510
HollyFrontier Corp.	4,633	110,126
Houston American Energy Corp. (I)	690	153
Hugoton Royalty Trust	1,047	2,471
Hyperdynamics Corp. (I)	479	203
Isramco, Inc. (I)	58	4,771
Jones Energy, Inc., Class A (I)	1,547	6,374
Kinder Morgan, Inc.	52,775	987,948
Laredo Petroleum, Inc. (I)(L)	5,022	52,631
Legacy Reserves LP	2,032	3,292
Linn Energy LLC	8,210	755
LinnCo LLC	2,890	208
Lucas Energy, Inc. (I)	1,204	4,575
Magellan Midstream Partners LP	5,372	408,272
Marathon Oil Corp.	16,113	241,856
Marathon Petroleum Corp.	12,990	493,100
Martin Midstream Partners LP	822	18,988
Matador Resources Company (I)	2,089	41,362
Memorial Production Partners LP	2,018	3,834
Memorial Resource Development Corp. (I)	4,883	77,542
Mid-Con Energy Partners LP	778	1,502
Midcoast Energy Partners LP	1,048	8,950
Midstates Petroleum Company, Inc. (I)	149	22
MPLX LP	6,949	233,695
Murphy Oil Corp.	4,258	135,192
Natural Resource Partners LP	256	3,674
Newfield Exploration Co. (I)	3,893	171,993
Niska Gas Storage Partners LLC (I)	2,562	10,760
Noble Energy, Inc.	10,251	367,703
Northern Oil and Gas, Inc. (I)	1,562	7,216
NuStar Energy LP	1,800	89,640
NuStar GP Holdings LLC	1,048	26,871
Oasis Petroleum, Inc. (I)	3,472	32,428

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Occidental Petroleum Corp.	18,386	$1,389,246
ONEOK Partners LP	6,334	253,740
ONEOK, Inc.	4,989	236,728
Pacific Ethanol, Inc. (I)	607	3,308
Panhandle Oil and Gas, Inc., Class A	388	6,468
Parsley Energy, Inc., Class A (I)	3,255	88,080
PBF Energy, Inc., Class A	2,230	53,029
PBF Logistics LP	511	11,763
PDC Energy, Inc. (I)	980	56,458
Peabody Energy Corp.	438	600
Penn Virginia Corp. (I)	1,811	94
PennTex Midstream Partners LP	417	6,501
PetroQuest Energy, Inc. (I)	417	1,389
Phillips 66	12,942	1,026,818
Phillips 66 Partners LP	1,365	76,263
Pioneer Natural Resources Company	3,547	536,342
Plains All American Pipeline LP	9,439	259,478
Plains GP Holdings LP, Class A	14,547	151,725
QEP Resources, Inc.	4,227	74,522
Range Resources Corp. (L)	4,067	175,450
Renewable Energy Group, Inc. (I)	1,196	10,561
Resolute Energy Corp. (I)	442	1,313
REX American Resources Corp. (I)	197	11,787
Rhino Resource Partners LP (I)	112	263
Rice Energy, Inc. (I)	2,920	64,357
Rice Midstream Partners LP	421	8,601
Rose Rock Midstream LP	937	24,727
RSP Permian, Inc. (I)	2,375	82,864
Sanchez Energy Corp. (I)	1,465	10,343
SandRidge Energy, Inc. (I)	10,864	202
SandRidge Mississippian Trust	505	1,232
SemGroup Corp., Class A	1,031	33,569
Shell Midstream Partners LP	3,574	120,765
Ship Finance International, Ltd. (L)	2,094	30,866
SM Energy Company	1,585	42,795
Southwestern Energy Company (I)	9,239	116,227
Spectra Energy Corp.	15,988	585,640
Spectra Energy Partners LP	7,143	337,007
Stone Energy Corp. (I)(L)	129	1,556
Summit Midstream Partners LP	1,081	24,701
Sunoco Logistics Partners LP	5,981	171,954
Sunoco LP	1,174	35,161
Swift Energy Company (I)	9	230
Synergy Resources Corp. (I)	2,510	16,717
Syntroleum Corp. (I)	371	247
Tallgrass Energy GP LP (L)	3,621	81,726
Tallgrass Energy Partners LP	1,472	67,741
Targa Resources Corp.	3,864	162,829
TC PipeLines LP	1,494	85,546
Teekay Corp.	1,672	11,921
Tengasco, Inc. (I)	1,070	803
Tesoro Corp.	2,986	223,711
Tesoro Logistics LP	2,358	116,792
The Williams Companies, Inc.	17,798	384,971
TransMontaigne Partners LP	375	15,409
Triangle Petroleum Corp. (I)(L)	2,167	622
U.S. Energy Corp. (I)	175	298
Ultra Petroleum Corp. (I)	3,463	6,095
Uranium Energy Corp. (I)	2,161	1,897
Uranium Resources, Inc. (I)	30	48
USD Partners LP	774	7,461
VAALCO Energy, Inc. (I)	1,471	1,559
Valero Energy Corp.	11,895	606,645

The accompanying notes are an integral part of the financial statements.	179

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Valero Energy Partners LP	1,549	$72,818
Vanguard Natural Resources LLC	658	928
Viper Energy Partners LP	1,860	34,689
Voc Energy Trust	1,007	3,313
W&T Offshore, Inc. (I)	1,817	4,215
Western Gas Equity Partners LP	4,999	191,212
Western Gas Partners LP	3,028	152,611
Western Refining Logistics LP	1,243	32,554
Western Refining, Inc. (L)	2,980	61,477
Westmoreland Coal Company (I)	461	4,389
Westmoreland Resource Partner	664	3,400
Whiting Petroleum Corp. (I)	4,960	45,930
World Fuel Services Corp.	1,687	80,116
World Point Terminals LP	1,085	17,143
WPX Energy, Inc. (I)	6,423	59,798
Yuma Energy, Inc. (I)	2,484	725
Zion Oil & Gas, Inc. (I)	3,996	5,554
		37,741,551
		43,443,158
Financials - 17.0%
Banks - 5.0%
1st Source Corp.	685	22,187
Ameris Bancorp	1,022	30,353
AmeriServ Financial, Inc.	1,409	4,255
Arrow Financial Corp.	985	29,836
Associated Banc-Corp.	3,482	59,716
Banc of California, Inc.	1,252	22,661
BancFirst Corp.	455	27,446
BancorpSouth, Inc.	2,445	55,477
Bank of America Corp.	249,784	3,314,634
Bank of Hawaii Corp.	1,017	69,970
Bank of the Ozarks, Inc.	2,035	76,353
BankUnited, Inc.	2,340	71,885
Banner Corp.	543	23,099
Bar Harbor Bankshares	390	13,689
BB&T Corp.	19,862	707,286
BBCN Bancorp, Inc.	1,800	26,856
Berkshire Hills Bancorp, Inc.	871	23,447
Blue Hills Bancorp, Inc.	1,138	16,797
BNC Bancorp	1,033	23,459
BOK Financial Corp. (L)	1,606	100,696
Boston Private Financial Holdings, Inc.	2,048	24,125
Bryn Mawr Bank Corp.	735	21,462
C1 Financial, Inc. (I)	591	13,788
Cascade Bancorp (I)	2,560	14,182
Cathay General Bancorp	1,995	56,259
CenterState Banks, Inc.	1,478	23,279
Central Pacific Financial Corp.	1,237	29,193
Century Bancorp, Inc., Class A	407	17,228
Chemical Financial Corp.	849	31,659
CIT Group, Inc.	4,342	138,553
Citigroup, Inc.	71,059	3,012,191
Citizens & Northern Corp.	901	18,218
Citizens Financial Group, Inc.	12,931	258,361
City Holding Company	491	22,326
CNB Financial Corp.	935	16,643
CoBiz Financial, Inc.	1,378	16,123
Columbia Banking System, Inc.	1,552	43,549
Comerica, Inc.	4,208	173,075
Commerce Bancshares, Inc.	2,360	113,044
Community Bank Systems, Inc.	1,131	46,473
Community Trust Bancorp, Inc.	688	23,846

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
ConnectOne Bancorp, Inc.	880	$13,807
Cullen/Frost Bankers, Inc.	1,423	90,688
CVB Financial Corp.	2,887	47,318
Eagle Bancorp, Inc. (I)	732	35,217
East West Bancorp, Inc.	3,355	114,674
FCB Financial Holdings, Inc., Class A (I)	1,074	36,516
Fifth Third Bancorp	19,352	340,402
Financial Institutions, Inc.	968	25,236
First BanCorp (I)	5,138	20,398
First Bancorp North Carolina	1,310	23,030
First Citizens BancShares, Inc., Class A	285	73,789
First Commonwealth Financial Corp.	2,339	21,519
First Community Bancshares, Inc.	889	19,949
First Financial Bancorp	1,424	27,697
First Financial Bankshares, Inc. (L)	1,681	55,120
First Financial Corp.	561	20,544
First Horizon National Corp.	5,833	80,379
First Interstate BancSystem, Inc., Class A	1,225	34,423
First Merchants Corp.	1,408	35,101
First Midwest Bancorp, Inc.	1,885	33,101
First NBC Bank Holding Company (I)	623	10,460
First Niagara Financial Group, Inc.	8,891	86,598
First Republic Bank	3,209	224,598
FirstMerit Corp.	4,080	82,702
Flushing Financial Corp.	1,135	22,564
FNB Corp.	5,758	72,205
Franklin Financial Network, Inc. (I)	661	20,729
German American Bancorp, Inc.	661	21,132
Glacier Bancorp, Inc.	1,833	48,721
Great Western Bancorp, Inc.	1,625	51,253
Guaranty Bancorp	978	16,333
Hancock Holding Company	2,058	53,734
Hanmi Financial Corp.	938	22,034
Heartland Financial USA, Inc.	556	19,621
Heritage Financial Corp.	1,425	25,052
Hilltop Holdings, Inc. (I)	2,495	52,370
Home BancShares, Inc.	3,202	63,368
Huntington Bancshares, Inc.	19,355	173,034
IBERIABANK Corp.	942	56,266
Independent Bank Corp.	832	12,072
Independent Bank Corp. (MA) (L)	685	31,305
Independent Bank Group, Inc.	554	23,772
International Bancshares Corp.	1,624	42,370
Investors Bancorp, Inc.	8,116	89,925
JPMorgan Chase & Co.	88,070	5,472,670
KeyCorp	20,287	224,171
Lakeland Financial Corp.	608	28,582
LegacyTexas Financial Group, Inc.	1,099	29,574
M&T Bank Corp.	3,100	366,513
MB Financial, Inc.	1,784	64,724
Mercantile Bank Corp.	756	18,038
MutualFirst Financial, Inc.	388	10,612
National Bank Holdings Corp., Class A	1,436	29,237
National Bankshares, Inc. (L)	637	22,244
NBT Bancorp, Inc.	992	28,401
Northrim BanCorp, Inc.	514	13,513
OFG Bancorp	1,164	9,661
Old National Bancorp	3,241	40,610
Pacific Continental Corp.	1,610	25,293
Pacific Premier Bancorp, Inc. (I)	998	23,952
PacWest Bancorp	2,500	99,450
Park National Corp.	373	34,234
Penson Worldwide, Inc. (I)	1,757	7

The accompanying notes are an integral part of the financial statements.	180

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
People’s United Financial, Inc.	6,887	$100,963
Peoples Bancorp, Inc.	1,005	21,899
Pinnacle Financial Partners, Inc.	963	47,043
Popular, Inc.	2,351	68,884
Porter Bancorp, Inc. (I)	600	912
Preferred Bank	805	23,244
PrivateBancorp, Inc.	1,932	85,066
Prosperity Bancshares, Inc.	1,581	80,615
Regions Financial Corp.	31,682	269,614
Renasant Corp.	894	28,903
Republic Bancorp, Inc., Class A	983	27,160
Republic First Bancorp, Inc. (I)	3,700	15,947
S&T Bancorp, Inc.	834	20,391
Sandy Spring Bancorp, Inc.	750	21,795
ServisFirst Bancshares, Inc. (L)	655	32,350
Sierra Bancorp	1,195	19,945
Signature Bank (I)	1,184	147,905
Simmons First National Corp., Class A	693	32,006
South State Corp.	607	41,306
Southside Bancshares, Inc.	748	23,116
Sterling Bancorp	2,371	37,225
Stock Yards Bancorp, Inc.	916	25,859
Suffolk Bancorp	619	19,381
SunTrust Banks, Inc.	12,353	507,461
SVB Financial Group (I)	1,210	115,144
Synovus Financial Corp.	3,289	95,348
Talmer Bancorp, Inc., Class A	1,719	32,953
TCF Financial Corp.	4,229	53,497
Texas Capital Bancshares, Inc. (I)	1,138	53,213
The Bancorp, Inc. (I)	1,064	6,405
The First of Long Island Corp.	832	23,853
The PNC Financial Services Group, Inc.	12,345	1,004,760
Towne Bank	1,624	35,160
TriState Capital Holdings, Inc. (I)	1,159	15,913
Trustmark Corp.	1,815	45,103
U.S. Bancorp	42,213	1,702,450
UMB Financial Corp.	1,083	57,626
Umpqua Holdings Corp.	5,147	79,624
Union Bankshares Corp.	1,081	26,712
United Bankshares, Inc.	1,602	60,091
United Community Banks, Inc.	1,765	32,282
United Security Bancshares, Inc.	739	6,577
Univest Corp. of Pennsylvania	1,351	28,398
Valley National Bancorp	5,639	51,428
Washington Trust Bancorp, Inc.	492	18,657
Webster Financial Corp.	2,088	70,888
Wells Fargo & Company	122,160	5,781,833
WestAmerica Bancorp. (L)	712	35,073
Western Alliance Bancorp (I)	2,136	69,740
Wilshire Bancorp, Inc.	2,050	21,361
Wintrust Financial Corp.	1,120	57,120
Yadkin Financial Corp.	957	24,011
Zions Bancorporation	4,758	119,569
		29,270,070
Capital markets - 2.1%
Affiliated Managers Group, Inc. (I)	1,299	182,860
AllianceBernstein Holding LP (L)	2,389	55,664
American Capital, Ltd. (I)	6,440	101,945
Ameriprise Financial, Inc.	4,326	388,691
Apollo Investment Corp.	5,361	29,700
Ares Capital Corp.	6,872	97,582
Ares Management LP	1,977	27,856
Arlington Asset Investment Corp., Class A	677	8,808

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Artisan Partners Asset
Management, Inc., Class A	1,735	$48,025
Ashford, Inc. (I)	93	4,650
Associated Capital Group, Inc., Class A	622	17,839
BGC Partners, Inc., Class A	5,516	48,044
BlackRock Capital Investment Corp.	1,786	13,895
BlackRock, Inc.	3,940	1,349,568
Calamos Asset Management, Inc., Class A	1,209	8,838
Capitala Finance Corp.	845	11,830
Cohen & Steers, Inc.	1,079	43,635
Cowen Group, Inc., Class A (I)	2,816	8,335
E*TRADE Financial Corp. (I)	7,014	164,759
Eaton Vance Corp.	2,769	97,856
Ellington Financial LLC	739	12,659
Evercore Partners, Inc., Class A	903	39,904
Federated Investors, Inc., Class B	2,537	73,015
Fifth Street Asset Management, Inc.	1,595	6,444
Fifth Street Finance Corp.	3,923	19,027
Financial Engines, Inc.	1,195	30,915
Fortress Investment Group LLC, Class A	10,733	47,440
Franklin Resources, Inc.	14,648	488,804
FS Investment Corp. (L)	5,317	48,119
Full Circle Capital Corp.	2,239	6,045
FXCM, Inc., Class A (I)	110	952
GAMCO Investors, Inc., Class A	622	20,383
Gladstone Capital Corp.	1,332	9,644
Gladstone Investment Corp.	1,494	10,697
Golub Capital BDC, Inc.	1,383	24,991
Greenhill & Company, Inc.	703	11,318
Harris & Harris Group, Inc. (I)	1,138	1,832
Hercules Capital, Inc.	1,774	22,033
Horizon Technology Finance Corp.	716	8,735
Houlihan Lokey, Inc.	363	8,120
Interactive Brokers Group, Inc., Class A	1,373	48,604
Invesco, Ltd.	10,255	261,913
Investment Technology Group, Inc.	961	16,068
Janus Capital Group, Inc.	4,317	60,093
Ladenburg Thalmann
Financial Services, Inc. (I)	4,635	10,939
Lazard, Ltd., Class A	2,908	86,600
Legg Mason, Inc.	2,604	76,792
LPL Financial Holdings, Inc. (L)	2,228	50,197
Main Street Capital Corp. (L)	1,117	36,693
Medallion Financial Corp.	722	5,328
Medley Capital Corp.	1,736	11,631
Moelis & Company, Class A	1,259	28,328
Monroe Capital Corp.	606	8,987
Morgan Stanley	46,702	1,213,318
MVC Capital, Inc.	1,286	10,339
New Mountain Finance Corp.	1,367	17,634
Newtek Business Services Corp.	506	6,436
Northern Trust Corp.	5,501	364,496
Northstar Asset Management, Inc.	4,555	46,507
Oaktree Capital Group LLC	3,643	163,061
Och-Ziff Capital Management
Group LLC, Class A	11,717	44,525
Oppenheimer Holdings, Inc., Class A	428	6,617
PennantPark Floating Rate Capital, Ltd.	888	11,011
PennantPark Investment Corp.	1,523	10,402
Piper Jaffray Companies (I)	361	13,610
PJT Partners, Inc., Class A	316	7,268
Prospect Capital Corp. (L)	7,922	61,950
Pzena Investment Management, Inc., Class A	2,091	15,913

The accompanying notes are an integral part of the financial statements.	181

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Raymond James Financial, Inc.	3,380	$166,634
Saratoga Investment Corp.	446	7,528
SEI Investments Company	4,015	193,162
Silvercrest Asset Management Group, Inc.	760	9,302
Solar Capital, Ltd.	945	18,002
Solar Senior Capital, Ltd.	600	9,666
State Street Corp.	9,811	529,009
Stellus Capital Investment Corp.	533	5,458
Stifel Financial Corp. (I)	1,589	49,974
T. Rowe Price Group, Inc.	6,169	450,152
TCP Capital Corp.	1,223	18,687
TD Ameritrade Holding Corp.	13,006	370,346
The Bank of New York Mellon Corp.	26,607	1,033,682
The Blackstone Group LP	12,667	310,848
The Carlyle Group LP	1,717	27,867
The Charles Schwab Corp.	31,313	792,532
The Goldman Sachs Group, Inc.	10,294	1,529,483
THL Credit, Inc.	1,140	12,688
TICC Capital Corp.	1,539	8,111
TPG Specialty Lending, Inc.	1,156	19,201
Triangle Capital Corp.	914	17,713
TriplePoint Venture Growth BDC Corp.	664	7,032
U.S. Global Investors, Inc., Class A	1,559	2,650
Virtu Financial, Inc., Class A	3,420	61,560
Virtus Investment Partners, Inc.	232	16,514
Waddell & Reed Financial, Inc., Class A	1,952	33,613
Westwood Holdings Group, Inc.	304	15,747
WhiteHorse Finance, Inc.	944	10,214
WisdomTree Investments, Inc. (L)	3,238	31,700
		12,055,792
Consumer finance - 0.7%
American Express Company	23,636	1,436,123
Atlanticus Holdings Corp. (I)	1,048	3,050
Capital One Financial Corp.	12,857	816,548
Cash America International, Inc.	711	30,303
Credit Acceptance Corp. (I)(L)	482	89,209
Discover Financial Services	10,465	560,819
Emergent Capital, Inc. (I)	1,420	4,771
Encore Capital Group, Inc. (I)	614	14,447
Enova International, Inc. (I)	650	4,784
EZCORP, Inc., Class A (I)	1,228	9,284
First Cash Financial Services, Inc.	673	34,545
Green Dot Corp., Class A (I)	1,419	32,623
Navient Corp.	9,300	111,135
Nelnet, Inc., Class A	1,071	37,217
OneMain Holdings, Inc. (I)	3,202	73,070
PRA Group, Inc. (I)	1,203	29,040
Santander Consumer USA Holdings, Inc. (I)	8,373	86,493
SLM Corp. (I)	10,289	63,586
Synchrony Financial (I)	19,759	499,508
The First Marblehead Corp. (I)	358	1,740
		3,938,295
Diversified financial services - 2.1%
BBX Capital Corp., Class A (I)	806	12,388
Berkshire Hathaway, Inc., Class B (I)	57,603	8,340,338
CBOE Holdings, Inc.	1,984	132,174
CME Group, Inc.	8,035	782,609
FactSet Research Systems, Inc.	998	161,097
GAIN Capital Holdings, Inc.	1,162	7,344
Intercontinental Exchange, Inc.	2,680	685,973
Leucadia National Corp.	8,626	149,489
MarketAxess Holdings, Inc.	873	126,934

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
Marlin Business Services Corp.	471	$7,677
Moody’s Corp.	4,989	467,519
Morningstar, Inc.	1,062	86,850
MSCI, Inc.	2,626	202,517
Nasdaq, Inc.	4,021	260,038
NewStar Financial, Inc. (I)	1,315	11,072
On Deck Capital, Inc. (I)	1,683	8,667
PICO Holdings, Inc. (I)	659	6,234
S&P Global, Inc.	6,508	698,048
TheStreet, Inc.	2,512	2,839
Voya Financial, Inc.	5,343	132,293
		12,282,100
Insurance - 2.5%
Aflac, Inc.	10,515	758,762
Alleghany Corp. (I)	391	214,886
American Equity Investment Life
Holding Company	1,878	26,762
American Financial Group, Inc.	2,113	156,214
American International Group, Inc.	29,769	1,574,482
American National Insurance Company	717	81,129
AMERISAFE, Inc.	520	31,834
AmTrust Financial Services, Inc.	3,868	94,766
Arch Capital Group, Ltd. (I)	2,904	209,088
Argo Group International Holdings, Ltd.	722	37,472
Arthur J. Gallagher & Company	3,872	184,307
Aspen Insurance Holdings, Ltd.	1,417	65,720
Assurant, Inc.	1,589	137,147
Assured Guaranty, Ltd.	3,436	87,171
Axis Capital Holdings, Ltd.	2,349	129,195
Baldwin & Lyons, Inc., Class B	834	20,566
Brown & Brown, Inc.	3,305	123,838
Chubb, Ltd.	3,309	432,519
Cincinnati Financial Corp.	3,911	292,895
CNA Financial Corp.	6,192	194,553
CNO Financial Group, Inc.	4,728	82,551
Crawford & Company, Class B	1,640	13,924
eHealth, Inc. (I)	439	6,155
Employers Holdings, Inc.	815	23,651
Endurance Specialty Holdings, Ltd.	1,442	96,845
Enstar Group, Ltd. (I)	365	59,126
Erie Indemnity Company, Class A	1,141	113,347
Everest Re Group, Ltd.	1,153	210,619
Federated National Holding Company	385	7,330
Fidelity & Guaranty Life (L)	1,517	35,164
First American Financial Corp.	2,568	103,285
FNF Group	6,767	253,763
Genworth Financial, Inc., Class A (I)	12,616	32,549
HCI Group, Inc.	331	9,030
Health Insurance Innovations, Inc., Class A (I)	1,218	4,787
Heritage Insurance Holdings, Inc.	903	10,809
Horace Mann Educators Corp.	1,077	36,392
Infinity Property & Casualty Corp.	294	23,714
Investors Title Company	166	15,812
Kansas City Life Insurance Company	529	20,906
Kemper Corp.	1,498	46,408
Lincoln National Corp.	6,117	237,156
Loews Corp.	8,870	364,468
Maiden Holdings, Ltd.	1,994	24,407
Markel Corp. (I)	339	322,992
Marsh & McLennan Companies, Inc.	12,786	875,330
MBIA, Inc. (I)	4,550	31,077
Mercury General Corp.	1,321	70,224
MetLife, Inc.	26,774	1,066,408

The accompanying notes are an integral part of the financial statements.	182

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
National General Holdings Corp.	2,420	$51,836
National Interstate Corp.	857	25,924
Old Republic International Corp.	6,658	128,433
OneBeacon Insurance Group, Ltd., Class A	3,271	45,140
Patriot National, Inc. (I)	905	7,403
Primerica, Inc.	1,305	74,698
Principal Financial Group, Inc.	6,975	286,742
ProAssurance Corp.	1,354	72,507
Prudential Financial, Inc.	10,831	772,684
Reinsurance Group of America, Inc.	1,618	156,930
RenaissanceRe Holdings, Ltd.	1,044	122,607
RLI Corp.	1,092	75,108
Safety Insurance Group, Inc.	503	30,975
Selective Insurance Group, Inc.	1,417	54,144
State Auto Financial Corp.	1,117	24,473
State National Companies, Inc.	1,659	17,469
Stewart Information Services Corp.	683	28,283
The Allstate Corp.	9,632	673,758
The Hanover Insurance Group, Inc.	1,084	91,728
The Hartford Financial Services Group, Inc.	10,083	447,484
The Navigators Group, Inc.	351	32,281
The Progressive Corp.	14,145	473,858
The Travelers Companies, Inc.	7,520	895,181
Torchmark Corp.	3,038	187,809
United Fire Group, Inc.	746	31,653
United Insurance Holdings Corp.	687	11,253
Universal Insurance Holdings, Inc.	966	17,948
Unum Group	6,090	193,601
Validus Holdings, Ltd.	1,722	83,672
W.R. Berkley Corp.	3,047	182,576
White Mountains Insurance Group, Ltd.	136	114,512
		14,464,205
Real estate investment trusts - 4.3%
Acadia Realty Trust	1,698	60,313
AG Mortgage Investment Trust, Inc.	872	12,592
Agree Realty Corp.	612	29,523
Alexander’s, Inc.	132	54,018
Alexandria Real Estate Equities, Inc.	1,681	174,017
Altisource Residential Corp., Class B	1,526	14,024
American Assets Trust, Inc.	1,121	47,575
American Campus Communities, Inc.	2,556	135,136
American Capital Agency Corp.	8,021	158,976
American Capital Mortgage Investment Corp.	1,180	18,632
American Homes 4 Rent, Class A	6,421	131,502
American Tower Corp.	9,986	1,134,509
Annaly Capital Management, Inc.	21,725	240,496
Anworth Mortgage Asset Corp.	3,235	15,205
Apartment Investment & Management
Company, Class A	3,646	161,007
Apollo Commercial Real Estate Finance, Inc.	1,131	18,175
Apollo Residential Mortgage, Inc.	942	12,623
Apple Hospitality REIT, Inc. (L)	3,155	59,346
Arbor Realty Trust, Inc.	2,192	15,760
Ares Commercial Real Estate Corp.	1,441	17,710
Armada Hoffler Properties, Inc.	575	7,901
ARMOUR Residential REIT, Inc.	1,067	21,340
Ashford Hospitality Prime, Inc.	1,479	20,913
Ashford Hospitality Trust, Inc.	3,242	17,410
AvalonBay Communities, Inc.	3,120	562,817
Blackstone Mortgage Trust, Inc., Class A	1,873	51,826
Bluerock Residential Growth REIT, Inc.	1,087	14,131
Boston Properties, Inc.	3,630	478,797
Brandywine Realty Trust	4,232	71,098

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Brixmor Property Group, Inc.	7,038	$186,225
BRT Realty Trust (I)	861	6,156
Camden Property Trust	2,001	176,928
Capstead Mortgage Corp.	2,151	20,865
Care Capital Properties, Inc.	1,962	51,424
CareTrust REIT, Inc.	1,184	16,316
CatchMark Timber Trust, Inc., Class A	1,518	18,550
CBL & Associates Properties, Inc.	3,918	36,477
Cedar Realty Trust, Inc.	782	5,810
Chatham Lodging Trust	1,014	22,288
Chesapeake Lodging Trust	1,393	32,387
Chimera Investment Corp.	888	13,942
Colony Capital, Inc., Class A	2,462	37,792
Colony Starwood Homes	918	27,926
Columbia Property Trust, Inc.	2,913	62,338
Communications Sales & Leasing, Inc. (I)	3,640	105,196
CorEnergy Infrastructure Trust, Inc.	417	12,030
CoreSite Realty Corp.	722	64,034
Corporate Office Properties Trust	2,380	70,377
Corrections Corp. of America	2,676	93,714
Cousins Properties, Inc.	5,383	55,983
Crown Castle International Corp.	7,910	802,311
CubeSmart	3,931	121,389
CyrusOne, Inc.	1,231	68,517
CYS Investments, Inc.	2,071	17,334
DCT Industrial Trust, Inc.	2,000	96,080
DDR Corp.	8,843	160,412
DiamondRock Hospitality Company	4,943	44,635
Digital Realty Trust, Inc.	3,199	348,659
Douglas Emmett, Inc.	3,392	120,484
Duke Realty Corp.	8,404	224,051
DuPont Fabros Technology, Inc.	1,651	78,489
Dynex Capital, Inc.	1,997	13,859
Easterly Government Properties, Inc.	1,056	20,835
EastGroup Properties, Inc.	779	53,689
Education Realty Trust, Inc.	1,205	55,599
Empire State Realty Trust, Inc., Class A	2,633	50,001
EPR Properties	1,338	107,950
Equinix, Inc.	1,378	534,292
Equity Commonwealth	3,285	95,692
Equity LifeStyle Properties, Inc.	1,974	158,019
Equity One, Inc.	3,082	99,179
Equity Residential	8,695	598,912
Essex Property Trust, Inc.	1,518	346,241
Extra Space Storage, Inc.	2,791	258,279
Farmland Partners, Inc.	869	9,837
Federal Realty Investment Trust	1,595	264,052
FelCor Lodging Trust, Inc.	3,209	19,992
First Industrial Realty Trust, Inc.	2,658	73,946
First Potomac Realty Trust	2,501	23,009
Five Oaks Investment Corp.	910	4,987
Forest City Realty Trust, Inc., Class A	4,623	103,139
Four Corners Property Trust, Inc.	1,318	27,138
Franklin Street Properties Corp.	2,442	29,963
Gaming and Leisure Properties, Inc.	4,238	146,126
General Growth Properties, Inc.	21,227	632,989
Getty Realty Corp.	1,067	22,887
Gladstone Commercial Corp.	1,238	20,910
Gladstone Land Corp.	637	7,045
Government Properties Income Trust	1,666	38,418
Gramercy Property Trust	10,492	96,736
Great Ajax Corp.	1,201	16,658

The accompanying notes are an integral part of the financial statements.	183

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	851	$18,382
Hatteras Financial Corp.	2,201	36,096
HCP, Inc.	10,854	384,015
Healthcare Realty Trust, Inc.	2,408	84,256
Healthcare Trust of America, Inc., Class A	2,968	95,985
Hersha Hospitality Trust	1,286	22,055
Highwoods Properties, Inc.	2,196	115,949
Hospitality Properties Trust	3,527	101,578
Host Hotels & Resorts, Inc.	18,148	294,179
Hudson Pacific Properties, Inc.	2,199	64,167
Independence Realty Trust, Inc.	2,252	18,421
InfraREIT, Inc. (I)	1,129	19,803
Invesco Mortgage Capital, Inc.	2,791	38,209
Investors Real Estate Trust	4,240	27,433
Iron Mountain, Inc.	4,985	198,553
iStar, Inc. (I)	2,248	21,558
Kilroy Realty Corp.	2,071	137,287
Kimco Realty Corp.	9,873	309,815
Kite Realty Group Trust	2,004	56,172
Ladder Capital Corp., Class A	2,583	31,513
Lamar Advertising Company, Class A	2,209	146,457
LaSalle Hotel Properties	2,682	63,242
Lexington Realty Trust	5,628	56,899
Liberty Property Trust	3,554	141,165
LTC Properties, Inc.	965	49,919
Mack-Cali Realty Corp.	2,086	56,322
Medical Properties Trust, Inc.	4,906	74,620
MFA Financial, Inc.	8,287	60,246
Mid-America Apartment Communities, Inc.	1,773	188,647
Monmouth Real Estate
Investment Corp., Class A	1,889	25,048
Monogram Residential Trust, Inc.	4,549	46,445
National Health Investors, Inc.	901	67,656
National Retail Properties, Inc.	2,941	152,109
National Storage Affiliates Trust	528	10,993
New Residential Investment Corp.	5,256	72,743
New Senior Investment Group, Inc.	2,778	29,669
New York Mortgage Trust, Inc.	2,737	16,696
New York REIT, Inc.	4,346	40,201
Newcastle Investment Corp.	1,798	8,253
NexPoint Residential Trust, Inc.	455	8,281
Northstar Realty Europe Corp.	1,374	12,710
Northstar Realty Finance Corp.	4,478	51,184
Omega Healthcare Investors, Inc.	4,246	144,152
One Liberty Properties, Inc.	1,056	25,186
Orchid Island Capital, Inc.	669	6,884
Outfront Media, Inc.	3,109	75,145
Owens Realty Mortgage, Inc.	632	10,516
Paramount Group, Inc.	5,946	94,779
Parkway Properties, Inc.	3,123	52,248
Pebblebrook Hotel Trust	1,740	45,675
Pennsylvania Real Estate Investment Trust	1,656	35,521
PennyMac Mortgage Investment Trust	1,521	24,686
Physicians Realty Trust	2,629	55,235
Piedmont Office Realty Trust, Inc., Class A	3,612	77,802
Post Properties, Inc.	1,263	77,106
Potlatch Corp.	951	32,429
Preferred Apartment Communities, Inc.	1,596	23,493
Prologis, Inc.	12,328	604,565
PS Business Parks, Inc.	702	74,468
Public Storage	4,098	1,047,408
QTS Realty Trust, Inc., Class A	1,080	60,458

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
RAIT Financial Trust	3,414	$10,686
Ramco-Gershenson Properties Trust	2,242	43,966
Rayonier, Inc.	3,128	82,079
Realty Income Corp.	5,281	366,290
Redwood Trust, Inc.	2,106	29,084
Regency Centers Corp.	2,236	187,220
Resource Capital Corp.	801	10,301
Retail Opportunity Investments Corp.	2,239	48,519
Retail Properties of America, Inc., Class A	5,457	92,223
Rexford Industrial Realty, Inc.	1,649	34,777
RLJ Lodging Trust	3,050	65,423
Rouse Properties, Inc.	1,430	26,098
Ryman Hospitality Properties	1,232	62,401
Sabra Health Care REIT, Inc.	1,535	31,675
Saul Centers, Inc.	601	37,088
Select Income REIT	2,137	55,541
Senior Housing Properties Trust	5,378	112,024
Seritage Growth Properties (L)	651	32,446
Silver Bay Realty Trust Corp.	1,100	18,733
Simon Property Group, Inc.	7,484	1,623,280
SL Green Realty Corp.	2,318	246,797
Sotherly Hotels, Inc.	868	4,896
Sovran Self Storage, Inc.	854	89,602
Spirit Realty Capital, Inc.	9,832	125,555
STAG Industrial, Inc.	1,797	42,787
Starwood Property Trust, Inc.	5,232	108,407
STORE Capital Corp.	2,765	81,429
Summit Hotel Properties, Inc.	2,378	31,485
Sun Communities, Inc.	1,244	95,340
Sunstone Hotel Investors, Inc.	5,238	63,223
Tanger Factory Outlet Centers, Inc.	2,168	87,110
Taubman Centers, Inc.	1,475	109,445
Terreno Realty Corp.	1,284	33,217
The Macerich Company	3,705	316,370
Tier REIT, Inc.	439	6,730
Two Harbors Investment Corp.	7,848	67,179
UDR, Inc.	6,099	225,175
UMH Properties, Inc.	1,789	20,126
Urban Edge Properties	2,505	74,799
Urstadt Biddle Properties, Inc.	242	5,295
Urstadt Biddle Properties, Inc., Class A	1,203	29,810
Ventas, Inc.	7,849	571,564
VEREIT, Inc.	22,913	232,338
Vornado Realty Trust	4,513	451,842
Washington Real Estate Investment Trust	1,849	58,170
Weingarten Realty Investors	2,862	116,827
Welltower, Inc.	8,191	623,908
Western Asset Mortgage Capital Corp.	1,122	10,536
Weyerhaeuser Company	18,847	561,075
Wheeler Real Estate Investment Trust, Inc.	5,031	7,748
Whitestone REIT	1,408	21,233
Winthrop Realty Trust	1,052	9,247
WP Carey, Inc.	2,458	170,634
WP GLIMCHER, Inc.	4,412	49,370
ZAIS Financial Corp.	503	6,896
		24,635,576
Real estate management and development - 0.1%
Alexander & Baldwin, Inc.	1,192	43,079
American Spectrum Realty, Inc. (I)	265	1
AV Homes, Inc. (I)	996	12,171
CBRE Group, Inc., Class A (I)	7,904	209,298
Forestar Group, Inc. (I)	1,047	12,449
FRP Holdings, Inc. (I)	434	14,973

The accompanying notes are an integral part of the financial statements.	184

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
HFF, Inc., Class A	916	$26,454
Jones Lang LaSalle, Inc.	1,057	103,005
Kennedy-Wilson Holdings, Inc.	2,289	43,399
Marcus & Millichap, Inc. (I)	862	21,903
Tejon Ranch Company (I)	488	11,536
The Howard Hughes Corp. (I)	963	110,090
The RMR Group, Inc., Class A	171	5,296
The St. Joe Company (I)	2,200	38,984
		652,638
Thrifts and mortgage finance - 0.2%
Astoria Financial Corp.	2,156	33,051
Bank Mutual Corp.	3,105	23,846
BankFinancial Corp.	1,249	14,976
Beneficial Bancorp, Inc. (I)	2,114	26,890
BofI Holding, Inc. (I)(L)	1,568	27,769
Capitol Federal Financial, Inc.	3,236	45,142
Charter Financial Corp.	1,145	15,206
Clifton Bancorp, Inc.	1,200	18,084
Dime Community Bancshares, Inc.	1,286	21,875
Doral Financial Corp. (I)	22,261	8,237
EverBank Financial Corp.	2,690	39,973
Federal Agricultural Mortgage Corp., Class C	323	11,247
Federal Home Loan Mortgage Corp. (I)(L)	15,491	28,658
Federal National Mortgage Association (I)(L)	27,693	55,386
Flagstar Bancorp, Inc. (I)	1,507	36,786
Fox Chase Bancorp, Inc.	1,439	29,269
HomeStreet, Inc. (I)	713	14,203
Impac Secured Assets CMN Owner Trust (I)	266	4,171
Lake Sunapee Bank Group	812	13,893
LendingTree, Inc. (I)(L)	326	28,796
Meridian Bancorp, Inc.	1,812	26,781
MGIC Investment Corp. (I)	8,139	48,427
New York Community Bancorp, Inc.	9,668	144,923
Northfield Bancorp, Inc.	1,901	28,192
Northwest Bancshares, Inc.	3,244	48,109
OceanFirst Financial Corp.	1,130	20,532
Ocwen Financial Corp. (I)	2,993	5,118
Oritani Financial Corp.	1,190	19,028
PHH Corp. (I)	1,363	18,155
Provident Financial Services, Inc.	1,750	34,370
Radian Group, Inc.	4,589	47,817
Security National Financial Corp., Class A (I)	486	2,377
SI Financial Group, Inc.	981	12,988
Territorial Bancorp, Inc.	555	14,691
TFS Financial Corp.	7,203	124,036
TrustCo Bank Corp.	2,802	17,961
United Community Financial Corp.	1,925	11,704
United Financial Bancorp, Inc.	1,528	19,833
Walker & Dunlop, Inc. (I)	894	20,365
Walter Investment Management Corp. (I)	929	2,564
Washington Federal, Inc.	2,085	50,582
Westfield Financial, Inc.	1,537	11,835
WSFS Financial Corp.	900	28,971
		1,256,817
		98,555,493
Health care - 13.1%
Biotechnology - 3.1%
AbbVie, Inc.	39,440	2,441,730
ACADIA Pharmaceuticals, Inc. (I)	2,611	84,753
Acceleron Pharma, Inc. (I)	885	30,072
Achillion Pharmaceuticals, Inc. (I)	2,923	22,799

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Acorda Therapeutics, Inc. (I)	997	$25,428
Aduro Biotech, Inc. (I)	1,449	16,388
Advaxis, Inc. (I)	705	5,703
Adverum Biotechnologies, Inc. (I)	534	1,687
Aegerion Pharmaceuticals, Inc. (I)	693	1,033
Affymax, Inc. (I)	914	69
Agenus, Inc. (I)	2,116	8,570
Agios Pharmaceuticals, Inc. (I)(L)	891	37,328
Aimmune Therapeutics, Inc. (I)	940	10,171
Akebia Therapeutics, Inc. (I)	1,194	8,931
Alder Biopharmaceuticals, Inc. (I)(L)	1,051	26,243
Aldeyra Therapeutics, Inc. (I)	790	4,495
Alexion Pharmaceuticals, Inc. (I)	5,414	632,139
Alkermes PLC (I)	3,550	153,431
Alnylam Pharmaceuticals, Inc. (I)	2,012	111,646
AMAG Pharmaceuticals, Inc. (I)	703	16,816
Ambit Biosciences Corp. (I)	515	309
Amgen, Inc.	18,083	2,751,328
Amicus Therapeutics, Inc. (I)	3,292	17,974
Anthera Pharmaceuticals, Inc. (I)	1,412	4,363
Applied Genetic Technologies Corp. (I)	426	6,019
Ardelyx, Inc. (I)	547	4,775
Arena Pharmaceuticals, Inc. (I)	5,611	9,595
ARIAD Pharmaceuticals, Inc. (I)	4,350	32,147
ArQule, Inc. (I)	1,903	3,616
Array BioPharma, Inc. (I)	3,361	11,965
Arrowhead Pharmaceuticals, Inc. (I)	1,191	6,336
Asterias Biotherapeutics, Inc. (I)	151	362
Atara Biotherapeutics, Inc. (I)	628	14,136
aTyr Pharma, Inc. (I)	680	1,890
AVEO Pharmaceuticals, Inc. (I)	937	901
Aviragen Therapeutics, Inc. (I)	4,178	5,849
Bellicum Pharmaceuticals, Inc. (I)	735	9,526
BIND Therapeutics, Inc. (I)	634	250
BioCryst Pharmaceuticals, Inc. (I)	2,070	5,879
Biogen, Inc. (I)	5,365	1,297,364
BioMarin Pharmaceutical, Inc. (I)	3,803	295,873
BioTime, Inc. (I)(L)	2,574	6,718
Bluebird Bio, Inc. (I)(L)	874	37,835
Blueprint Medicines Corp. (I)	706	14,297
Cara Therapeutics, Inc. (I)	670	3,223
Cascadian Therapeutics, Inc. (I)	3,009	2,838
Catabasis Pharmaceuticals, Inc. (I)	726	2,686
Catalyst Biosciences, Inc.	103	157
Catalyst Pharmaceuticals, Inc. (I)	2,787	1,979
CEL-SCI Corp. (I)	923	425
Celgene Corp. (I)	18,942	1,868,249
Celldex Therapeutics, Inc. (I)(L)	2,434	10,685
Cepheid, Inc. (I)	1,746	53,690
ChemoCentryx, Inc. (I)	1,110	4,984
Chiasma, Inc. (I)	508	1,468
Chimerix, Inc. (I)	1,016	3,993
Cidara Therapeutics, Inc. (I)	342	3,526
Clovis Oncology, Inc. (I)	1,028	14,104
Coherus Biosciences, Inc. (I)	972	16,417
CoLucid Pharmaceuticals, Inc. (I)	647	5,286
Concert Pharmaceuticals, Inc. (I)	454	5,098
CTI BioPharma Corp. (I)	4,413	1,500
Curis, Inc. (I)	4,091	6,382
Cytokinetics, Inc. (I)	1,580	14,994
CytomX Therapeutics, Inc. (I)	800	8,172
Cytori Therapeutics, Inc. (I)	309	646
CytRx Corp. (I)	2,583	5,760

The accompanying notes are an integral part of the financial statements.	185

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Dicerna Pharmaceuticals, Inc. (I)	583	$1,749
Dimension Therapeutics, Inc. (I)	662	3,972
Dynavax Technologies Corp. (I)	804	11,722
Eagle Pharmaceuticals, Inc. (I)	378	14,663
Edge Therapeutics, Inc. (I)	662	6,693
Eiger BioPharmaceuticals, Inc. (I)	46	912
Emergent BioSolutions, Inc. (I)	908	25,533
Enanta Pharmaceuticals, Inc. (I)(L)	448	9,878
Enzon Pharmaceuticals, Inc.	1,758	712
Epirus Biopharmaceuticals, Inc. (I)	1,141	516
Epizyme, Inc. (I)	1,122	11,489
Esperion Therapeutics, Inc. (I)	486	4,802
Exact Sciences Corp. (I)(L)	2,201	26,962
Exelixis, Inc. (I)(L)	5,758	44,970
Fibrocell Science, Inc. (I)	1,483	1,705
FibroGen, Inc. (I)	1,476	24,221
Five Prime Therapeutics, Inc. (I)	729	30,144
Flexion Therapeutics, Inc. (I)	500	7,483
Fortress Biotech, Inc. (I)	808	2,174
Foundation Medicine, Inc. (I)	860	16,048
Galena Biopharma, Inc. (I)(L)	4,519	2,106
Genocea Biosciences, Inc. (I)	1,282	5,256
Genomic Health, Inc. (I)	747	19,344
Geron Corp. (I)(L)	3,630	9,728
Gilead Sciences, Inc.	34,630	2,888,835
Global Blood Therapeutics, Inc. (I)	677	11,231
GTx, Inc. (I)	7,366	4,051
Halozyme Therapeutics, Inc. (I)(L)	2,949	25,450
Idera Pharmaceuticals, Inc. (I)(L)	3,698	5,658
Immune Design Corp. (I)	707	5,769
ImmunoCellular Therapeutics, Ltd. (I)	2,073	477
ImmunoGen, Inc. (I)	1,931	5,947
Immunomedics, Inc. (I)(L)	2,223	5,157
Incyte Corp. (I)	4,388	350,952
Infinity Pharmaceuticals, Inc. (I)	1,260	1,676
Inotek Pharmaceuticals Corp. (I)	727	5,409
Inovio Pharmaceuticals, Inc. (I)(L)	2,196	20,291
Insmed, Inc. (I)	1,531	15,096
Insys Therapeutics, Inc. (I)(L)	1,808	23,396
Intercept Pharmaceuticals, Inc. (I)(L)	545	77,761
Intrexon Corp. (I)(L)	2,713	66,767
Invitae Corp. (I)	887	6,555
Ionis Pharmaceuticals, Inc. (I)	2,873	66,912
Ironwood Pharmaceuticals, Inc. (I)	3,638	47,567
Juno Therapeutics, Inc. (I)(L)	2,337	89,834
Keryx Biopharmaceuticals, Inc. (I)	2,736	18,112
Kite Pharma, Inc. (I)(L)	1,121	56,050
Kura Oncology, Inc. (I)	759	2,057
Lexicon Pharmaceuticals, Inc. (I)(L)	3,201	45,934
Ligand Pharmaceuticals, Inc. (I)	464	55,341
Loxo Oncology, Inc. (I)	490	11,358
MacroGenics, Inc. (I)	697	18,812
MannKind Corp. (I)(L)	9,636	11,178
Medivation, Inc. (I)	3,732	225,040
Merrimack Pharmaceuticals, Inc. (I)	2,436	13,130
MiMedx Group, Inc. (I)(L)	2,892	23,078
Minerva Neurosciences, Inc. (I)	973	9,934
Mirna Therapeutics, Inc. (I)	946	4,030
Momenta Pharmaceuticals, Inc. (I)	1,421	15,347
Myriad Genetics, Inc. (I)	1,697	51,928
Nanosphere, Inc. (I)	77	130
NantKwest, Inc. (I)	1,904	11,843
Natera, Inc. (I)	1,204	14,526

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Neuralstem, Inc. (I)	2,608	$759
Neurocrine Biosciences, Inc. (I)	1,998	90,809
NewLink Genetics Corp. (I)	619	6,970
Nivalis Therapeutics, Inc. (I)	796	3,662
Northwest Biotherapeutics, Inc. (I)(L)	2,131	1,239
Novavax, Inc. (I)(L)	6,532	47,488
Omthera Pharmaceuticals, Inc. (I)	598	368
Oncocyte Corp. (I)	886	3,154
OncoGenex Pharmaceuticals, Inc. (I)	486	486
OncoMed Pharmaceuticals, Inc. (I)	930	11,448
Onconova Therapeutics, Inc. (I)	64	370
Ophthotech Corp. (I)	874	44,600
OPKO Health, Inc. (I)(L)	12,854	120,056
Oragenics, Inc. (I)	4,305	2,196
Osiris Therapeutics, Inc.	877	4,464
Otonomy, Inc. (I)	782	12,418
OvaScience, Inc. (I)	722	3,762
PDL BioPharma, Inc.	3,871	12,155
Peregrine Pharmaceuticals, Inc. (I)	5,552	2,021
Pfenex, Inc. (I)	740	6,194
PharmAthene, Inc. (I)	2,050	5,002
Pieris Pharmaceuticals, Inc. (I)	2,635	4,242
Portola Pharmaceuticals, Inc. (I)	1,368	32,285
Progenics Pharmaceuticals, Inc. (I)	2,184	9,216
Pronai Therapeutics, Inc. (I)	660	1,313
Proteon Therapeutics, Inc. (I)	450	3,614
PTC Therapeutics, Inc. (I)(L)	811	5,693
Puma Biotechnology, Inc. (I)	760	22,640
Raptor Pharmaceutical Corp. (I)	2,154	11,567
Recro Pharma, Inc. (I)	699	5,557
Regeneron Pharmaceuticals, Inc. (I)	2,456	857,709
REGENXBIO, Inc. (I)	608	4,864
Regulus Therapeutics, Inc. (I)	1,345	3,887
Repligen Corp. (I)	766	20,958
Retrophin, Inc. (I)	849	15,121
Rigel Pharmaceuticals, Inc. (I)	2,154	4,803
Sage Therapeutics, Inc. (I)	725	21,844
Sangamo BioSciences, Inc. (I)	1,501	8,691
Sarepta Therapeutics, Inc. (I)(L)	1,190	22,693
Savient Pharmaceuticals, Inc. (I)	1,834	0
Seattle Genetics, Inc. (I)	3,051	123,291
Seres Therapeutics, Inc. (I)(L)	886	25,738
Shire PLC, ADR	2,353	433,140
SIGA Technologies, Inc. (I)	1,202	1,202
Spark Therapeutics, Inc. (I)	580	29,655
Spectrum Pharmaceuticals, Inc. (I)	1,952	12,825
Strongbridge Biopharma PLC (I)	858	3,415
Sunesis Pharmaceuticals, Inc. (I)	1,601	877
Synergy Pharmaceuticals, Inc. (I)(L)	3,789	14,398
Synthetic Biologics, Inc. (I)	2,609	4,696
T2 Biosystems, Inc. (I)	536	4,229
TESARO, Inc. (I)(L)	1,012	85,059
TetraLogic Pharmaceuticals Corp. (I)	2,672	818
Tobira Therapeutics, Inc. (I)	609	7,649
Tonix Pharmaceuticals Holding Corp. (I)	871	1,733
Tracon Pharmaceuticals, Inc. (I)	656	2,873
Trevena, Inc. (I)	1,343	8,461
Trius Therapeutics, Inc. (I)(L)	1,243	137
TrovaGene, Inc. (I)(L)	1,127	5,105
Ultragenyx Pharmaceutical, Inc. (I)	923	45,144
United Therapeutics Corp. (I)	1,103	116,830
Vanda Pharmaceuticals, Inc. (I)	1,411	15,789
Vericel Corp. (I)	2,304	5,184

The accompanying notes are an integral part of the financial statements.	186

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Versartis, Inc. (I)	943	$10,430
Vertex Pharmaceuticals, Inc. (I)	5,780	497,196
Viking Therapeutics, Inc. (I)	1,807	2,277
Vitae Pharmaceuticals, Inc. (I)	611	6,593
Vital Therapies, Inc. (I)	664	4,117
Voyager Therapeutics, Inc. (I)	580	6,374
vTv Therapeutics, Inc., Class A (I)	1,149	6,664
XBiotech, Inc. (I)(L)	884	18,493
Xencor, Inc. (I)	877	16,654
XOMA Corp. (I)	4,093	2,256
Zafgen, Inc. (I)	643	3,852
ZIOPHARM Oncology, Inc. (I)(L)	3,606	19,797
		17,789,671
Health care equipment and supplies - 2.2%
Abaxis, Inc.	590	27,866
Abbott Laboratories	35,988	1,414,688
ABIOMED, Inc. (I)	1,039	113,552
Accuray, Inc. (I)	1,959	10,167
Alere, Inc. (I)	2,048	85,361
Align Technology, Inc. (I)	1,916	154,334
Allied Healthcare Products, Inc. (I)	1,783	1,070
Alphatec Holdings, Inc. (I)	6,729	2,357
Analogic Corp.	318	25,262
AngioDynamics, Inc. (I)	1,074	15,433
Anika Therapeutics, Inc. (I)	489	26,235
AtriCure, Inc. (I)	396	5,595
Atrion Corp.	62	26,527
Avinger, Inc. (I)	287	3,424
Baxter International, Inc.	12,937	585,011
Becton, Dickinson and Company	4,925	835,231
Biolase, Inc. (I)	1,230	1,439
Boston Scientific Corp. (I)	31,741	741,787
Bovie Medical Corp. (I)	2,283	3,744
C.R. Bard, Inc.	1,765	415,057
Cantel Medical Corp.	1,032	70,929
Cardiovascular Systems, Inc. (I)	758	13,928
CAS Medical Systems, Inc. (I)	5,285	9,724
Cerus Corp. (I)	1,542	9,622
Cogentix Medical, Inc. (I)	741	713
ConforMIS, Inc. (I)	545	3,826
CONMED Corp.	658	31,406
CryoLife, Inc.	1,362	16,085
Cynosure, Inc., Class A (I)	305	14,837
Danaher Corp.	16,763	1,693,063
Delcath Systems, Inc. (I)(L)	10,462	2,617
DENTSPLY SIRONA, Inc.	5,871	364,237
DexCom, Inc. (I)	1,910	151,520
Edwards Lifesciences Corp. (I)	5,120	510,618
Endologix, Inc. (I)(L)	2,070	25,792
Entellus Medical, Inc. (I)	617	11,273
EnteroMedics, Inc. (I)	136	39
Exactech, Inc. (I)	465	12,434
FONAR Corp. (I)	548	11,157
GenMark Diagnostics, Inc. (I)	1,303	11,336
Glaukos Corp. (I)	374	10,906
Globus Medical, Inc., Class A (I)	1,774	42,274
Haemonetics Corp. (I)	1,210	35,078
Halyard Health, Inc. (I)	1,088	35,382
HeartWare International, Inc. (I)	482	27,836
Hill-Rom Holdings, Inc.	1,350	68,108
Hologic, Inc. (I)	6,703	231,924
ICU Medical, Inc. (I)	360	40,590
IDEXX Laboratories, Inc. (I)	2,256	209,492

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Inogen, Inc. (I)	402	$20,144
Insulet Corp. (I)	1,332	40,280
Integer Holdings Corp. (I)	645	19,950
Integra LifeSciences Holdings Corp. (I)	811	64,702
Intuitive Surgical, Inc. (I)	873	577,411
Invacare Corp.	804	9,753
iRadimed Corp. (I)	216	4,700
K2M Group Holdings, Inc. (I)	1,052	16,327
Kewaunee Scientific Corp.	314	5,928
LDR Holding Corp. (I)	692	25,569
LivaNova PLC (I)	478	24,010
Masimo Corp. (I)	1,228	64,488
Meridian Bioscience, Inc.	1,077	21,002
Merit Medical Systems, Inc. (I)	1,003	19,889
Natus Medical, Inc. (I)	845	31,941
Neogen Corp. (I)	891	50,119
Nevro Corp. (I)	604	44,551
Novocure, Ltd. (I)	1,365	15,930
NuVasive, Inc. (I)	1,152	68,797
Nuvectra Corp. (I)	215	1,591
NxStage Medical, Inc. (I)	1,716	37,203
OraSure Technologies, Inc. (I)	1,641	9,698
Orthofix International NV (I)	450	19,080
Penumbra, Inc. (I)	541	32,190
PhotoMedex, Inc. (I)	575	145
Quidel Corp. (I)	889	15,878
ResMed, Inc.	3,370	213,085
Rockwell Medical, Inc. (I)	1,088	8,236
Roka Bioscience, Inc. (I)	746	427
RTI Surgical, Inc. (I)	2,109	7,571
SeaSpine Holdings Corp. (I)	270	2,830
St. Jude Medical, Inc.	6,733	525,174
STAAR Surgical Company (I)	873	4,810
STERIS PLC	461	31,694
Strata Skin Sciences, Inc. (I)	89	54
Stryker Corp.	9,033	1,082,424
SurModics, Inc. (I)	502	11,787
Symmetry Surgical, Inc. (I)	1,041	13,668
Synergetics USA, Inc. (I)	781	148
Tandem Diabetes Care, Inc. (I)	522	3,936
Teleflex, Inc.	962	170,572
The Cooper Companies, Inc.	1,140	195,590
The Spectranetics Corp. (I)	1,076	20,132
Unilife Corp. (I)	476	1,566
Utah Medical Products, Inc.	216	13,608
Varian Medical Systems, Inc. (I)	2,401	197,434
Vascular Solutions, Inc. (I)	536	22,330
Veracyte, Inc. (I)	846	4,255
West Pharmaceutical Services, Inc.	1,720	130,514
Wright Medical Group NV (I)	967	16,797
Zeltiq Aesthetics, Inc. (I)(L)	935	25,554
Zimmer Biomet Holdings, Inc.	4,134	497,651
		12,604,009
Health care providers and services - 2.5%
AAC Holdings, Inc. (I)	530	12,095
Acadia Healthcare Company, Inc. (I)	1,570	86,978
Accretive Health, Inc. (I)	2,325	4,650
Aceto Corp.	706	15,454
Addus HomeCare Corp. (I)	369	6,432
Adeptus Health, Inc., Class A (I)(L)	517	26,708
Aetna, Inc.	8,331	1,017,465
Air Methods Corp. (I)	930	33,322
Almost Family, Inc. (I)	242	10,312

The accompanying notes are an integral part of the financial statements.	187

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Amedisys, Inc. (I)	738	$37,254
American CareSource Holdings, Inc. (I)	2,009	402
AmerisourceBergen Corp.	5,216	413,733
AMN Healthcare Services, Inc. (I)	1,236	49,403
Amsurg Corp. (I)	1,135	88,008
Anthem, Inc.	6,310	828,755
Brookdale Senior Living, Inc. (I)	4,397	67,890
Capital Senior Living Corp. (I)	703	12,422
Cardinal Health, Inc.	7,835	611,208
Centene Corp. (I)	3,991	284,838
Chemed Corp.	380	51,798
Cigna Corp.	6,156	787,906
Civitas Solutions, Inc. (I)	1,003	20,892
Community Health Systems, Inc. (I)	2,740	33,017
CorVel Corp. (I)	482	20,813
Cross Country Healthcare, Inc. (I)	1,058	14,727
DaVita HealthCare Partners, Inc. (I)	5,111	395,183
Diplomat Pharmacy, Inc. (I)(L)	1,403	49,105
Envision Healthcare Holdings, Inc. (I)	4,391	111,400
ExamWorks Group, Inc. (I)	982	34,223
Express Scripts Holding Company (I)	16,518	1,252,064
Genesis Healthcare, Inc. (I)	4,078	7,218
Hanger, Inc. (I)	841	6,249
HCA Holdings, Inc. (I)	10,000	770,100
HealthEquity, Inc. (I)	1,249	37,951
HealthSouth Corp.	1,991	77,291
Healthways, Inc. (I)	968	11,180
Henry Schein, Inc. (I)	1,995	352,716
Hooper Holmes, Inc. (I)	647	783
Humana, Inc.	3,541	636,955
InfuSystems Holdings, Inc. (I)	1,524	3,962
Interpace Diagnostics Group, Inc. (I)	770	254
Kindred Healthcare, Inc.	2,078	23,461
Laboratory Corp. of America Holdings (I)	2,378	309,782
LHC Group, Inc. (I)	506	21,900
LifePoint Health, Inc. (I)	1,048	68,508
Magellan Health Services, Inc. (I)	611	40,185
McKesson Corp.	5,544	1,034,788
Medcath Corp. (I)	613	307
MEDNAX, Inc. (I)	2,303	166,806
Molina Healthcare, Inc. (I)	1,187	59,231
National HealthCare Corp.	369	23,889
National Research Corp., Class B	660	21,905
Owens & Minor, Inc.	1,467	54,836
Patterson Companies, Inc.	2,453	117,474
PharMerica Corp. (I)	818	20,172
Premier, Inc., Class A (I)	3,461	113,175
Quest Diagnostics, Inc.	3,422	278,585
Quorum Health Corp. (I)	685	7,336
RadNet, Inc. (I)	1,485	7,930
Select Medical Holdings Corp. (I)	3,255	35,382
Surgery Partners, Inc. (I)	717	12,834
Surgical Care Affiliates, Inc. (I)	987	47,050
Team Health Holdings, Inc. (I)	1,728	70,278
Teladoc, Inc. (I)	546	8,747
Tenet Healthcare Corp. (I)	2,385	65,921
The Ensign Group, Inc.	1,358	28,532
The Providence Service Corp. (I)	384	17,234
UnitedHealth Group, Inc.	22,717	3,207,640
Universal American Corp.	1,908	14,463
Universal Health Services, Inc., Class B	2,340	313,794
US Physical Therapy, Inc.	394	23,723
VCA, Inc. (I)	1,958	132,380

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
WellCare Health Plans, Inc. (I)	1,019	$109,318
		14,740,682
Health care technology - 0.2%
Allscripts Healthcare Solutions, Inc. (I)	4,228	53,696
athenahealth, Inc. (I)	894	123,381
Castlight Health, Inc., B Shares (I)	2,151	8,518
Cerner Corp. (I)	8,162	478,293
Computer Programs & Systems, Inc.	274	10,938
Evolent Health, Inc., Class A (I)	456	8,755
HealthStream, Inc. (I)	711	18,856
HMS Holdings Corp. (I)	2,028	35,713
HTG Molecular Diagnostics, Inc. (I)	1,424	3,702
Icad, Inc. (I)	1,245	6,499
IMS Health Holdings, Inc. (I)	8,040	203,894
Inovalon Holdings, Inc., Class A (I)(L)	3,532	63,611
Medidata Solutions, Inc. (I)	1,308	61,306
Omnicell, Inc. (I)	940	32,176
Press Ganey Holdings, Inc. (I)	799	31,441
Quality Systems, Inc.	1,382	16,460
Simulations Plus, Inc.	1,330	10,055
Veeva Systems, Inc., Class A (I)	3,179	108,467
		1,275,761
Life sciences tools and services - 0.7%
Accelerate Diagnostics, Inc. (I)	1,262	18,160
Agilent Technologies, Inc.	8,021	355,812
Albany Molecular Research, Inc. (I)(L)	803	10,792
BG Medicine, Inc. (I)	390	94
Bio-Rad Laboratories, Inc., Class A (I)	706	100,972
Bio-Techne Corp.	916	103,297
Bruker Corp.	3,989	90,710
Cambrex Corp. (I)	809	41,850
Charles River
Laboratories International, Inc. (I)	1,150	94,806
Fluidigm Corp. (I)	639	5,770
Harvard Bioscience, Inc. (I)	1,760	5,034
Illumina, Inc. (I)	3,417	479,678
INC Research Holdings, Inc., Class A (I)	1,523	58,072
Luminex Corp. (I)	1,335	27,007
Mettler-Toledo International, Inc. (I)	673	245,591
NanoString Technologies, Inc. (I)	442	5,569
NeoGenomics, Inc. (I)	2,193	17,632
Pacific Biosciences of California, Inc. (I)(L)	2,695	18,959
PAREXEL International Corp. (I)	1,321	83,064
PerkinElmer, Inc.	2,663	139,594
PRA Health Sciences, Inc. (I)	1,478	61,721
Quintiles Transnational Holdings, Inc. (I)	2,944	192,302
Sequenom, Inc. (I)	2,766	2,527
Thermo Fisher Scientific, Inc.	9,457	1,397,366
VWR Corp. (I)	3,079	88,983
Waters Corp. (I)	1,956	275,111
		3,920,473
Pharmaceuticals - 4.4%
AcelRx Pharmaceuticals, Inc. (I)	1,558	4,191
Aclaris Therapeutics, Inc. (I)	421	7,776
Acura Pharmaceuticals, Inc. (I)	276	511
Adamis Pharmaceuticals Corp. (I)	1,099	3,077
Aerie Pharmaceuticals, Inc. (I)	661	11,634
Agile Therapeutics, Inc. (I)	721	5,487
Akorn, Inc. (I)	2,621	74,659
Alexza Pharmaceuticals, Inc. (I)	2,067	72
Alimera Sciences, Inc. (I)	2,170	2,669

The accompanying notes are an integral part of the financial statements.	188

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Allergan PLC (I)	9,329	$2,155,839
Amphastar Pharmaceuticals, Inc. (I)	1,165	18,780
Ampio Pharmaceuticals, Inc. (I)	1,904	2,456
ANI Pharmaceuticals, Inc. (I)	349	19,481
Apricus Biosciences, Inc. (I)(L)	3,553	1,419
Aratana Therapeutics, Inc. (I)	1,008	6,371
Axsome Therapeutics, Inc. (I)	447	3,370
Aytu BioScience, Inc. (I)	380	146
BioDelivery Sciences International, Inc. (I)	1,190	2,808
Bristol-Myers Squibb Company	39,613	2,913,536
Carbylan Therapeutics, Inc. (I)	961	637
Catalent, Inc. (I)	2,996	68,878
Cempra, Inc. (I)	1,116	18,403
Chelsea Therapeutics International, Ltd. (I)	1,686	135
Collegium Pharmaceutical, Inc. (I)	398	4,716
ContraVir Pharmaceuticals, Inc. (I)	246	256
Corcept Therapeutics, Inc. (I)	2,803	15,304
Corium International, Inc. (I)	766	2,658
Cumberland Pharmaceuticals, Inc. (I)	672	3,024
Depomed, Inc. (I)	1,587	31,137
Dermira, Inc. (I)	706	20,651
Dipexium Pharmaceuticals, Inc. (I)	582	5,768
Durect Corp. (I)	3,310	4,038
Dyax Corp. (I)	3,471	9,337
Egalet Corp. (I)	722	3,581
Eli Lilly & Company	26,475	2,084,906
Endo International PLC (I)	2,768	43,153
Endocyte, Inc. (I)	899	2,886
Flex Pharma, Inc. (I)	620	6,330
Horizon Pharma PLC (I)	3,777	62,207
Impax Laboratories, Inc. (I)	1,658	47,784
Innoviva, Inc. (L)	2,971	31,285
Intersect ENT, Inc. (I)	636	8,223
Johnson & Johnson	66,261	8,037,459
Juniper Pharmaceuticals, Inc. (I)	351	2,461
KemPharm, Inc. (I)	384	1,528
Lannett Company, Inc. (I)	902	21,459
Merck & Company, Inc.	67,245	3,873,984
MyoKardia, Inc. (I)	577	7,155
Nektar Therapeutics (I)	3,002	42,718
Neos Therapeutics, Inc. (I)	440	4,083
Ocera Therapeutics, Inc. (I)	1,520	2,888
Ocular Therapeutix, Inc. (I)	655	3,242
Omeros Corp. (I)	833	8,763
Orexigen Therapeutics, Inc. (I)(L)	3,358	1,444
Pacira Pharmaceuticals, Inc. (I)	894	30,155
Paratek Pharmaceuticals, Inc. (I)	515	7,164
Pernix Therapeutics Holdings, Inc. (I)(L)	778	349
Pfizer, Inc.	146,070	5,143,125
Phibro Animal Health Corp., Class A	1,003	18,716
Prestige Brands Holdings, Inc. (I)	1,278	70,801
Relypsa, Inc. (I)(L)	1,032	19,092
Repros Therapeutics, Inc. (I)	1,191	1,918
Revance Therapeutics, Inc. (I)	719	9,778
Rock Creek Pharmaceuticals, Inc. (I)	165	2
Sagent Pharmaceuticals, Inc. (I)	726	10,875
SciClone Pharmaceuticals, Inc. (I)	1,414	18,467
Sucampo Pharmaceuticals, Inc., Class A (I)	1,136	12,462
Supernus Pharmaceuticals, Inc. (I)	1,455	29,638
Teligent, Inc. (I)	1,342	9,582
Tetraphase Pharmaceuticals, Inc. (I)	851	3,659
The Medicines Company (I)	1,542	51,857
TherapeuticsMD, Inc. (I)(L)	4,308	36,618

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
VIVUS, Inc. (I)	2,325	$2,604
XenoPort, Inc. (I)	2,349	16,537
Zoetis, Inc.	11,944	566,862
Zogenix, Inc. (I)	445	3,582
		25,780,606
		76,111,202
Industrials - 10.0%
Aerospace and defense - 2.4%
AAR Corp.	1,006	23,480
Aerojet Rocketdyne Holdings, Inc. (I)	1,536	28,078
Aerovironment, Inc. (I)	570	15,846
Astronics Corp. (I)	519	17,262
Astronics Corp., Class B (I)	77	2,550
B/E Aerospace, Inc.	2,544	117,469
BWX Technologies, Inc.	2,438	87,207
CPI Aerostructures, Inc. (I)	277	1,704
Cubic Corp.	656	26,345
Curtiss-Wright Corp.	1,137	95,792
DigitalGlobe, Inc. (I)	1,782	38,117
Ducommun, Inc. (I)	443	8,763
Engility Holdings, Inc. (I)	963	20,339
Esterline Technologies Corp. (I)	729	45,227
General Dynamics Corp.	7,637	1,063,376
HEICO Corp., Class A	1,395	74,842
Hexcel Corp.	2,320	96,605
Honeywell International, Inc.	18,636	2,167,740
Huntington Ingalls Industries, Inc.	1,164	195,587
KLX, Inc. (I)	1,217	37,727
L-3 Communications Holdings, Inc.	1,941	284,725
LMI Aerospace, Inc. (I)	967	7,775
Lockheed Martin Corp.	7,458	1,850,852
Moog, Inc., Class A (I)	991	53,435
National Presto Industries, Inc. (L)	258	24,342
Northrop Grumman Corp.	4,464	992,258
Orbital ATK, Inc.	1,419	120,814
Raytheon Company	7,257	986,589
Rockwell Collins, Inc.	3,185	271,171
Spirit AeroSystems Holdings, Inc., Class A (I)	3,418	146,974
TASER International, Inc. (I)(L)	1,282	31,896
Teledyne Technologies, Inc. (I)	849	84,093
Textron, Inc.	6,653	243,234
The Boeing Company	16,081	2,088,439
The KEYW Holding Corp. (I)	1,640	16,302
TransDigm Group, Inc. (I)	1,240	326,976
Triumph Group, Inc.	1,147	40,719
United Technologies Corp.	21,248	2,178,982
Vectrus, Inc. (I)	257	7,322
		13,920,954
Air freight and logistics - 0.7%
Air Transport Services Group, Inc. (I)	1,747	22,641
Atlas Air Worldwide Holdings, Inc. (I)	547	22,657
C.H. Robinson Worldwide, Inc.	3,402	252,599
Echo Global Logistics, Inc. (I)	676	15,156
Expeditors International of Washington, Inc.	4,529	222,102
FedEx Corp.	6,748	1,024,211
Forward Air Corp.	714	31,794
Hub Group, Inc., Class A (I)	882	33,842
Park-Ohio Holdings Corp.	343	9,700
United Parcel Service, Inc., Class B	21,514	2,317,488
XPO Logistics, Inc. (I)(L)	2,241	58,849
		4,011,039

The accompanying notes are an integral part of the financial statements.	189

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Airlines - 0.5%
Alaska Air Group, Inc.	3,117	$181,690
Allegiant Travel Company	426	64,539
American Airlines Group, Inc.	15,325	433,851
Delta Air Lines, Inc.	19,619	714,720
Hawaiian Holdings, Inc. (I)	1,302	49,424
JetBlue Airways Corp. (I)	7,355	121,799
Republic Airways Holdings, Inc. (I)	1,664	1,148
Southwest Airlines Company	15,681	614,852
Spirit Airlines, Inc. (I)	1,723	77,311
United Continental Holdings, Inc. (I)	8,868	363,943
Virgin America, Inc. (I)	1,089	61,213
		2,684,490
Building products - 0.3%
AAON, Inc.	1,449	39,862
Advanced Drainage Systems, Inc. (L)	1,269	34,733
American Woodmark Corp. (I)	226	15,002
AO Smith Corp.	2,172	191,375
Apogee Enterprises, Inc.	713	33,048
Armstrong Flooring, Inc. (I)	630	10,679
Armstrong World Industries, Inc. (I)	1,261	49,368
Builders FirstSource, Inc. (I)	2,443	27,484
Continental Building Products, Inc. (I)	1,218	27,076
Fortune Brands Home & Security, Inc.	3,706	214,837
Gibraltar Industries, Inc. (I)	947	29,897
Griffon Corp.	1,540	25,964
Insteel Industries, Inc.	563	16,096
Lennox International, Inc.	1,047	149,302
Masco Corp.	8,356	258,535
NCI Building Systems, Inc. (I)	1,785	28,542
Nortek, Inc. (I)	428	25,385
Owens Corning	2,822	145,389
Patrick Industries, Inc. (I)	183	11,033
PGT, Inc. (I)	1,305	13,442
Ply Gem Holdings, Inc. (I)	1,531	22,307
Quanex Building Products Corp.	980	18,218
Simpson Manufacturing Company, Inc.	1,295	51,761
Trex Company, Inc. (I)	844	37,912
Universal Forest Products, Inc.	156	14,460
USG Corp. (I)	3,452	93,066
		1,584,773
Commercial services and supplies - 0.6%
ABM Industries, Inc.	1,288	46,986
ACCO Brands Corp. (I)	2,455	25,360
Acme United Corp.	308	5,636
ARC Document Solutions, Inc. (I)	1,558	6,061
Brady Corp., Class A	1,191	36,397
CECO Environmental Corp.	1,606	14,036
Cintas Corp.	2,785	273,292
Civeo Corp. (I)	2,666	4,799
Clean Harbors, Inc. (I)	1,368	71,286
Copart, Inc. (I)	2,964	145,266
Covanta Holding Corp.	3,387	55,716
Deluxe Corp.	1,123	74,534
Ennis, Inc.	718	13,771
Essendant, Inc.	868	26,526
Fuel Tech, Inc. (I)	793	1,174
G&K Services, Inc., Class A	454	34,763
Healthcare Services Group, Inc.	1,683	69,643
Herman Miller, Inc.	1,366	40,830
HNI Corp.	1,017	47,280
Hudson Technologies, Inc. (I)	1,078	3,881
InnerWorkings, Inc. (I)	1,940	16,044

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Interface, Inc.	1,612	$24,583
Intersections, Inc. (I)	680	1,455
KAR Auction Services, Inc.	3,429	143,126
Kimball International, Inc., Class B	1,061	12,074
Knoll, Inc.	1,200	29,136
Matthews International Corp., Class A	747	41,563
McGrath RentCorp	612	18,721
Mobile Mini, Inc.	1,167	40,425
MSA Safety, Inc.	925	48,590
Multi-Color Corp.	421	26,691
NL Industries, Inc. (I)	1,224	3,146
Performant Financial Corp. (I)	960	1,555
Perma-Fix Environmental Services (I)	1,398	7,116
Pitney Bowes, Inc.	4,854	86,401
Quad/Graphics, Inc.	1,184	27,575
R.R. Donnelley & Sons Company	4,538	76,783
Republic Services, Inc.	8,314	426,591
Rollins, Inc.	5,152	150,799
SP Plus Corp. (I)	724	16,348
Steelcase, Inc., Class A	2,790	37,860
Stericycle, Inc. (I)	1,979	206,053
Swisher Hygiene, Inc. (I)	450	441
Team, Inc. (I)	844	20,957
Tetra Tech, Inc.	1,545	47,501
The Brink’s Company	1,281	36,496
TRC Companies, Inc. (I)	1,168	7,382
UniFirst Corp.	475	54,967
US Ecology, Inc.	556	25,548
Versar, Inc. (I)	1,039	1,122
VSE Corp.	167	11,156
Waste Connections, Inc.	2,939	211,755
Waste Management, Inc.	10,917	723,470
West Corp.	1,935	38,042
		3,618,709
Construction and engineering - 0.2%
AECOM (I)	3,752	119,201
Aegion Corp. (I)	1,004	19,588
Ameresco, Inc., Class A (I)	1,114	4,868
Argan, Inc.	389	16,229
Comfort Systems USA, Inc.	940	30,616
Dycom Industries, Inc. (I)	863	77,463
EMCOR Group, Inc.	1,546	76,156
Fluor Corp.	3,546	174,747
Granite Construction, Inc.	951	43,318
Great Lakes Dredge & Dock Corp. (I)	2,049	8,934
HC2 Holdings, Inc. (I)	745	3,204
IES Holdings, Inc. (I)	475	5,900
Jacobs Engineering Group, Inc. (I)	3,098	154,311
KBR, Inc.	3,643	48,233
Layne Christensen Company (I)	532	4,309
MasTec, Inc. (I)	2,008	44,819
MYR Group, Inc. (I)	561	13,509
Orion Marine Group, Inc. (I)	1,494	7,933
Primoris Services Corp.	1,267	23,984
Quanta Services, Inc. (I)	4,538	104,919
Tutor Perini Corp. (I)	1,191	28,048
Valmont Industries, Inc.	544	73,587
		1,083,876
Electrical equipment - 0.5%
Active Power, Inc. (I)	864	341
Acuity Brands, Inc.	1,041	258,126
Allied Motion Technologies, Inc.	298	6,931

The accompanying notes are an integral part of the financial statements.	190

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
American Electric Technologies, Inc. (I)	709	$1,773
American Superconductor Corp. (I)	124	1,047
AMETEK, Inc.	5,700	263,511
AZZ, Inc.	669	40,127
Babcock & Wilcox Enterprises, Inc. (I)	1,219	17,907
Broadwind Energy, Inc. (I)	481	2,030
Eaton Corp. PLC	11,295	674,650
Emerson Electric Company	15,903	829,500
Encore Wire Corp.	509	18,976
Energous Corp. (I)(L)	892	11,551
EnerSys	1,078	64,109
Enphase Energy, Inc. (I)	1,270	2,527
Espey Manufacturing & Electronics Corp.	162	4,214
General Cable Corp.	1,116	14,184
Global Power Equipment Group, Inc. (I)	1,617	3,444
Hubbell, Inc.	1,387	146,287
Lighting Science Group Corp. (I)	3,647	470
Lime Energy Company (I)	158	351
Plug Power, Inc. (I)	4,666	8,679
Powell Industries, Inc.	356	14,005
Power Solutions International, Inc. (I)	259	4,623
Regal Beloit Corp.	1,083	59,619
Revolution Lighting Technologies, Inc. (I)	665	4,110
Rockwell Automation, Inc.	3,223	370,065
SolarCity Corp. (I)(L)	2,330	55,757
Sunrun, Inc. (I)	1,919	11,380
Vicor Corp. (I)	1,178	11,862
		2,902,156
Industrial conglomerates - 1.9%
3M Company	14,888	2,607,187
Carlisle Companies, Inc.	1,533	162,007
General Electric Company	239,980	7,554,570
Icahn Enterprises LP	2,914	157,356
Raven Industries, Inc.	906	17,160
Roper Technologies, Inc.	2,377	405,421
		10,903,701
Machinery - 1.5%
Actuant Corp., Class A	1,597	36,108
AGCO Corp.	2,045	96,381
Albany International Corp., Class A	756	30,187
Allison Transmission Holdings, Inc.	4,233	119,498
Altra Industrial Motion Corp.	757	20,424
American Railcar Industries, Inc.	519	20,485
Art’s-Way Manufacturing Company, Inc. (I)	912	2,700
Astec Industries, Inc.	567	31,837
Barnes Group, Inc.	1,329	44,016
Briggs & Stratton Corp.	1,078	22,832
Caterpillar, Inc.	14,059	1,065,813
Chart Industries, Inc. (I)	708	17,084
CIRCOR International, Inc.	498	28,381
CLARCOR, Inc.	1,194	72,631
Colfax Corp. (I)	2,908	76,946
Columbus McKinnon Corp.	651	9,212
Crane Company	1,353	76,742
Cummins, Inc.	4,277	480,906
Deere & Company	8,041	651,643
Donaldson Company, Inc.	3,287	112,941
Douglas Dynamics, Inc.	619	15,927
Dover Corp.	3,874	268,546
Energy Recovery, Inc. (I)	1,363	12,117
EnPro Industries, Inc.	606	26,900
ESCO Technologies, Inc.	685	27,359

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Federal Signal Corp.	1,496	$19,268
Flowserve Corp.	3,173	143,324
Franklin Electric Company, Inc.	1,168	38,602
FreightCar America, Inc.	399	5,606
Global Brass & Copper Holdings, Inc.	715	19,512
Graco, Inc.	1,398	110,428
Harsco Corp.	2,023	13,433
Hillenbrand, Inc.	1,580	47,463
Hurco Companies, Inc.	348	9,685
Hyster-Yale Materials Handling, Inc.	284	16,895
IDEX Corp.	1,846	151,557
Illinois Tool Works, Inc.	9,038	941,398
ITT, Inc.	2,155	68,917
John Bean Technologies Corp.	744	45,548
Joy Global, Inc.	2,321	49,066
Kadant, Inc.	356	18,338
Kennametal, Inc.	1,834	40,550
LB Foster Company, Class A	274	2,984
Lincoln Electric Holdings, Inc.	1,854	109,534
Lindsay Corp.	317	21,512
Lydall, Inc. (I)	557	21,478
Manitex International, Inc. (I)	420	2,911
Manitowoc Foodservice, Inc. (I)	3,212	56,595
Meritor, Inc. (I)	2,393	17,230
MFRI, Inc. (I)	583	4,349
Milacron Holdings Corp. (I)	531	7,705
Mueller Industries, Inc.	1,282	40,870
Mueller Water Products, Inc., Class A	4,056	46,320
Navistar International Corp. (I)	1,939	22,667
NN, Inc.	585	8,184
Nordson Corp.	1,454	121,569
Oshkosh Corp.	1,833	87,452
PACCAR, Inc.	8,467	439,183
Parker-Hannifin Corp.	3,384	365,641
Pentair PLC	4,379	255,252
Proto Labs, Inc. (I)(L)	634	36,493
RBC Bearings, Inc. (I)	550	39,875
Rexnord Corp. (I)	2,474	48,565
Snap-on, Inc.	1,364	215,266
SPX Corp.	983	14,598
SPX FLOW, Inc. (I)	983	25,627
Standex International Corp.	291	24,045
Stanley Black & Decker, Inc.	3,727	414,517
Sun Hydraulics Corp.	689	20,456
Tennant Company	503	27,097
Terex Corp.	2,510	50,978
The ExOne Company (I)	298	3,150
The Gorman-Rupp Company	672	18,420
The Greenbrier Companies, Inc.	617	17,973
The Manitowoc Company, Inc.	3,212	17,505
The Middleby Corp. (I)	1,377	158,699
The Timken Company	2,111	64,723
The Toro Company	1,288	113,602
Titan International, Inc.	1,924	11,929
TriMas Corp. (I)	1,133	20,394
Trinity Industries, Inc.	3,797	70,510
Wabash National Corp. (I)	1,506	19,126
WABCO Holdings, Inc. (I)	1,374	125,817
Wabtec Corp.	2,307	162,021
Watts Water Technologies, Inc., Class A	857	49,929
Westport Fuel Systems, Inc. (I)	3,822	6,383
Woodward, Inc.	1,547	89,169

The accompanying notes are an integral part of the financial statements.	191

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Xylem, Inc.	4,271	$190,700
		8,796,209
Marine - 0.0%
Eagle Bulk Shipping, Inc. (I)	1,269	556
International Shipholding Corp.	390	117
Kirby Corp. (I)	1,313	81,918
Matson, Inc.	1,025	33,097
Rand Logistics, Inc. (I)	1,550	1,597
		117,285
Professional services - 0.3%
Acacia Research Corp.	1,195	5,258
CBIZ, Inc. (I)	1,604	16,698
CEB, Inc.	835	51,503
CRA International, Inc. (I)	497	12,534
Equifax, Inc.	2,853	366,325
Exponent, Inc.	578	33,761
FTI Consulting, Inc. (I)	1,072	43,609
Heidrick & Struggles International, Inc.	695	11,732
Huron Consulting Group, Inc. (I)	572	34,560
ICF International, Inc. (I)	571	23,354
IHS, Inc., Class A (I)	1,647	190,410
Insperity, Inc.	655	50,586
Kelly Services, Inc., Class A	880	16,694
Kforce, Inc.	800	13,512
Korn/Ferry International	1,149	23,784
ManpowerGroup, Inc.	1,845	118,707
Mastech Holdings, Inc. (I)	296	1,968
Mistras Group, Inc. (I)	687	16,399
Navigant Consulting, Inc. (I)	1,124	18,153
Odyssey Marine Exploration, Inc. (I)	217	438
On Assignment, Inc. (I)	1,216	44,931
Resources Connection, Inc.	976	14,425
Robert Half International, Inc.	3,205	122,303
RPX Corp. (I)	1,202	11,022
The Advisory Board Company (I)	1,035	36,629
The Dun & Bradstreet Corp.	840	102,346
TransUnion (I)	3,416	114,231
TriNet Group, Inc. (I)	1,720	35,759
TrueBlue, Inc. (I)	909	17,198
Verisk Analytics, Inc. (I)	3,762	305,023
WageWorks, Inc. (I)	826	49,403
Willdan Group, Inc. (I)	422	4,482
		1,907,737
Road and rail - 0.8%
AMERCO	475	177,911
ArcBest Corp.	705	11,456
Avis Budget Group, Inc. (I)	2,564	82,638
Celadon Group, Inc.	717	5,858
Covenant Transportation
Group, Inc., Class A (I)	466	8,421
CSX Corp.	23,658	617,001
Genesee & Wyoming, Inc., Class A (I)	1,320	77,814
Heartland Express, Inc. (L)	2,013	35,006
Hertz Global Holdings, Inc. (I)	10,832	119,910
J.B. Hunt Transport Services, Inc.	2,751	222,638
Kansas City Southern	2,651	238,829
Knight Transportation, Inc.	1,874	49,811
Landstar System, Inc.	1,058	72,642
Marten Transport, Ltd.	864	17,107
Norfolk Southern Corp.	7,363	626,812
Old Dominion Freight Line, Inc. (I)	2,039	122,972

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
P.A.M. Transportation Services, Inc. (I)	203	$3,226
Patriot Transportation Holding, Inc. (I)	144	2,801
Roadrunner Transportation Systems, Inc. (I)	1,015	7,572
Ryder System, Inc.	1,258	76,914
Saia, Inc. (I)	643	16,165
Swift Transportation Company (I)(L)	3,346	51,562
Union Pacific Corp.	20,628	1,799,793
Universal Truckload Services, Inc.	735	9,482
Werner Enterprises, Inc.	1,617	37,142
YRC Worldwide, Inc. (I)	748	6,582
		4,498,065
Trading companies and distributors - 0.3%
Air Lease Corp.	2,442	65,397
Aircastle, Ltd.	1,918	37,516
Applied Industrial Technologies, Inc.	1,031	46,539
Beacon Roofing Supply, Inc. (I)	1,322	60,111
BMC Stock Holdings, Inc. (I)	780	13,900
CAI International, Inc. (I)	572	4,290
DXP Enterprises, Inc. (I)	367	5,479
Fastenal Company (L)	7,085	314,503
GATX Corp. (L)	1,014	44,586
H&E Equipment Services, Inc.	759	14,444
HD Supply Holdings, Inc. (I)	4,686	163,167
Houston Wire & Cable Company	1,245	6,536
Kaman Corp.	670	28,488
MRC Global, Inc. (I)	2,326	33,052
MSC Industrial Direct Company, Inc., Class A	1,445	101,959
NOW, Inc. (I)	2,550	46,257
Rush Enterprises, Inc., Class A (I)	968	20,860
TAL International Group, Inc.	812	10,889
Textainer Group Holdings, Ltd.	1,298	14,460
Titan Machinery, Inc. (I)	1,017	11,340
United Rentals, Inc. (I)	2,320	155,672
Univar, Inc. (I)	1,230	23,259
Veritiv Corp. (I)	392	14,731
W.W. Grainger, Inc. (L)	1,576	358,146
Watsco, Inc.	857	120,571
WESCO International, Inc. (I)	1,020	52,520
		1,768,672
Transportation infrastructure - 0.0%
Macquarie Infrastructure Corp.	471	34,878
Wesco Aircraft Holdings, Inc. (I)	2,341	31,416
		66,294
		57,863,960
Information technology - 18.6%
Communications equipment - 1.0%
ADTRAN, Inc.	1,439	26,837
Arista Networks, Inc. (I)(L)	1,477	95,089
ARRIS International PLC (I)	3,419	71,662
Aviat Networks, Inc. (I)	164	1,276
Bel Fuse, Inc., Class B	373	6,632
Brocade Communications Systems, Inc.	12,051	110,628
CalAmp Corp. (I)	938	13,892
Calix, Inc. (I)	1,421	9,819
Ciena Corp. (I)	3,101	58,144
Cisco Systems, Inc.	121,634	3,489,679
Clearfield, Inc. (I)	610	10,913
ClearOne, Inc.	466	5,219
CommScope Holding Company, Inc. (I)	4,526	140,442
Comtech Telecommunications Corp.	434	5,573
Digi International, Inc. (I)	1,083	11,621

The accompanying notes are an integral part of the financial statements.	192

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
EchoStar Corp., Class A (I)	2,166	$85,990
EMCORE Corp. (I)	1,829	10,864
Extreme Networks, Inc. (I)	4,322	14,652
F5 Networks, Inc. (I)	1,685	191,820
Finisar Corp. (I)	2,580	45,176
Harmonic, Inc. (I)	2,721	7,755
Harris Corp.	2,898	241,809
Infinera Corp. (I)	3,206	36,164
InterDigital, Inc.	843	46,938
Ixia (I)	1,783	17,509
Juniper Networks, Inc.	9,544	214,645
Lantronix, Inc. (I)	2,979	2,890
Lumentum Holdings, Inc. (I)	1,083	26,209
Motorola Solutions, Inc.	4,522	298,316
NETGEAR, Inc. (I)	889	42,263
NetScout Systems, Inc. (I)	1,405	31,261
Novatel Wireless, Inc. (I)	1,074	1,632
Oclaro, Inc. (I)	1,605	7,832
Optical Cable Corp.	1,147	2,546
Palo Alto Networks, Inc. (I)	1,949	239,025
ParkerVision, Inc. (I)	223	700
PC-Tel, Inc.	1,250	5,888
Plantronics, Inc.	989	43,516
Polycom, Inc. (I)	3,382	38,048
Powerwave Technologies, Inc. (I)	912	0
ShoreTel, Inc. (I)	2,189	14,644
Sonus Networks, Inc. (I)	1,059	9,203
Sycamore Networks, Inc.	15,711	1,767
Ubiquiti Networks, Inc. (L)	2,142	82,810
UTStarcom Holdings Corp. (I)	4,473	8,566
ViaSat, Inc. (I)	1,181	84,323
Viavi Solutions, Inc. (I)	5,415	35,901
		5,948,088
Electronic equipment, instruments and components - 0.7%
ADDvantage Technologies Group, Inc. (I)	2,280	4,036
Amphenol Corp., Class A	7,342	420,917
Anixter International, Inc. (I)	773	41,185
Arrow Electronics, Inc. (I)	2,244	138,904
Avnet, Inc.	3,210	130,037
AVX Corp.	4,025	54,660
Belden, Inc.	982	59,283
Benchmark Electronics, Inc. (I)	1,151	24,344
CDW Corp.	4,060	162,725
Cognex Corp.	2,013	86,760
Coherent, Inc. (I)	623	57,179
Corning, Inc.	28,942	592,732
CTS Corp.	903	16,182
Daktronics, Inc.	1,118	6,988
Dolby Laboratories, Inc., Class A	2,501	119,673
DTS, Inc. (I)	507	13,410
Echelon Corp. (I)	121	576
eMagin Corp. (I)	820	1,574
FARO Technologies, Inc. (I)	470	15,900
FEI Company	1,012	108,163
Fitbit, Inc., Class A (I)(L)	4,723	57,715
FLIR Systems, Inc.	3,254	100,711
ID Systems, Inc. (I)	1,141	5,488
Identive Group, Inc. (I)	182	326
II-VI, Inc. (I)	1,532	28,740
Ingram Micro, Inc., Class A	3,568	124,095
Insight Enterprises, Inc. (I)	950	24,700
InvenSense, Inc. (I)	2,397	14,694
IPG Photonics Corp. (I)	1,272	101,760

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Iteris, Inc. (I)	3,257	$9,315
Itron, Inc. (I)	903	38,919
Jabil Circuit, Inc.	4,709	86,975
Keysight Technologies, Inc. (I)	4,059	118,076
Kimball Electronics, Inc. (I)	795	9,898
Knowles Corp. (I)	2,195	30,028
Littelfuse, Inc.	562	66,423
LRAD Corp.	2,439	4,366
Methode Electronics, Inc.	886	30,328
MTS Systems Corp.	336	14,730
Multi-Fineline Electronix, Inc. (I)	666	15,451
National Instruments Corp.	3,022	82,803
Netlist, Inc. (I)	5,918	6,924
Novanta, Inc. (I)	1,138	17,241
OSI Systems, Inc. (I)	477	27,728
PAR Technology Corp. (I)	1,225	5,868
Park Electrochemical Corp.	597	8,674
PC Connection, Inc.	675	16,065
Perceptron, Inc. (I)	534	2,499
Plexus Corp. (I)	830	35,856
QLogic Corp. (I)	2,269	33,445
Radisys Corp. (I)	3,347	14,995
Rofin-Sinar Technologies, Inc. (I)	720	22,997
Rogers Corp. (I)	481	29,389
Sanmina Corp. (I)	2,020	54,156
ScanSource, Inc. (I)	664	24,641
SYNNEX Corp.	897	85,054
Systemax, Inc. (I)	894	7,626
Tech Data Corp. (I)	895	64,306
Trimble Navigation, Ltd. (I)	6,326	154,101
TTM Technologies, Inc. (I)	2,628	19,789
Universal Display Corp. (I)	1,115	75,597
VeriFone Systems, Inc. (I)	2,675	49,595
Vishay Intertechnology, Inc.	3,586	44,431
Zebra Technologies Corp., Class A (I)	1,242	62,224
		3,883,970
Internet software and services - 4.2%
2U, Inc. (I)(L)	1,006	29,586
Actua Corp. (I)	972	8,777
Akamai Technologies, Inc. (I)	4,260	238,262
Alarm.com Holdings, Inc. (I)	438	11,226
Alphabet, Inc., Class C (I)	16,388	11,342,135
Amber Road, Inc. (I)	734	5,659
Angie’s List, Inc. (I)	1,342	8,736
Appfolio, Inc., Class A (I)	505	7,302
Autobytel, Inc. (I)	283	3,925
Bankrate, Inc. (I)	2,362	17,668
Bazaarvoice, Inc. (I)	1,789	7,174
Benefitfocus, Inc. (I)(L)	751	28,628
Blucora, Inc. (I)	902	9,345
Box, Inc., Class A (I)(L)	2,983	30,844
Brightcove, Inc. (I)	656	5,773
BroadVision, Inc. (I)	124	822
Carbonite, Inc. (I)	665	6,470
Care.com, Inc. (I)	790	9,227
ChannelAdvisor Corp. (I)	879	12,737
comScore, Inc. (I)	1,456	34,769
Cornerstone OnDemand, Inc. (I)	1,341	51,038
CoStar Group, Inc. (I)	763	166,838
Cvent, Inc. (I)	1,002	35,791
Demand Media, Inc. (I)	359	1,856
Demandware, Inc. (I)	849	63,590

The accompanying notes are an integral part of the financial statements.	193

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
DHI Group, Inc. (I)	1,548	$9,644
EarthLink Holdings Corp.	2,334	14,938
eBay, Inc. (I)	28,846	675,285
eGain Corp. (I)	1,383	3,900
Endurance International
Group Holdings, Inc. (I)(L)	3,078	27,671
Envestnet, Inc. (I)	1,037	34,542
Everyday Health, Inc. (I)	874	6,887
Facebook, Inc., Class A (I)	67,407	7,703,272
Five9, Inc. (I)	1,478	17,588
GoDaddy, Inc., Class A (I)(L)	3,688	115,029
Gogo, Inc. (I)(L)	2,099	17,611
Great Elm Capital Group, Inc. (I)	477	3,143
GrubHub, Inc. (I)	1,902	59,095
Hortonworks, Inc. (I)	1,107	11,834
inContact, Inc. (I)	1,441	19,958
Instructure, Inc. (I)	478	9,082
InterActiveCorp	2,024	113,951
Internap Corp. (I)	1,629	3,356
Intralinks Holdings, Inc. (I)	1,586	10,309
iPass, Inc. (I)	3,427	4,249
j2 Global, Inc.	1,122	70,877
Limelight Networks, Inc. (I)	3,144	4,685
LinkedIn Corp., Class A (I)	3,090	584,783
Liquidity Services, Inc. (I)	719	5,637
LivePerson, Inc. (I)	1,346	8,534
LogMeIn, Inc. (I)	564	35,775
Marchex, Inc., Class B	1,000	3,180
Marketo, Inc. (I)	1,075	37,432
Match Group, Inc. (I)(L)	9,482	142,941
MeetMe, Inc. (I)	1,220	6,503
MINDBODY, Inc., Class A (I)	913	14,736
Monster Worldwide, Inc. (I)	2,708	6,472
New Relic, Inc. (I)(L)	1,191	34,992
NIC, Inc.	1,581	34,687
Pandora Media, Inc. (I)(L)	5,108	63,595
Q2 Holdings, Inc. (I)	934	26,171
QuinStreet, Inc. (I)	930	3,302
Qumu Corp. (I)	1,006	4,467
Quotient Technology, Inc. (I)(L)	1,821	24,420
Rackspace Hosting, Inc. (I)	3,378	70,465
RetailMeNot, Inc. (I)	1,273	9,815
Rightside Group, Ltd. (I)	359	3,820
SciQuest, Inc. (I)	622	10,985
Shutterstock, Inc. (I)(L)	860	39,388
Spark Networks, Inc. (I)	2,093	3,307
SPS Commerce, Inc. (I)	436	26,422
Stamps.com, Inc. (I)	428	37,416
Support.com, Inc. (I)	1,791	1,506
Synacor, Inc. (I)	3,046	9,382
TechTarget, Inc. (I)	764	6,188
TrueCar, Inc. (I)	1,810	14,209
Twitter, Inc. (I)	16,080	271,913
United Online, Inc. (I)	328	3,608
VeriSign, Inc. (I)(L)	2,770	239,494
Web.com Group, Inc. (I)	1,291	23,470
WebMD Health Corp. (I)	946	54,972
XO Group, Inc. (I)	781	13,613
Yahoo!, Inc. (I)	22,298	837,513
Yelp, Inc. (I)	1,819	55,225
YuMe, Inc. (I)	1,788	6,580
Zillow Group, Inc., Class A (I)(L)	1,284	47,059

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Zillow Group, Inc., Class C (I)(L)	2,808	$101,874
		24,000,935
IT services - 3.3%
Acxiom Corp. (I)	1,763	38,768
Alliance Data Systems Corp. (I)	1,490	291,921
Automatic Data Processing, Inc.	11,324	1,040,336
Black Knight Financial
Services, Inc., Class A (I)	3,177	119,455
Blackhawk Network Holdings, Inc. (I)	1,328	44,475
Booz Allen Hamilton Holding Corp.	3,622	107,356
Broadridge Financial Solutions, Inc.	2,859	186,407
CACI International, Inc., Class A (I)	600	54,246
Cardtronics, Inc. (I)	1,085	43,194
Cass Information Systems, Inc.	337	17,423
Cognizant Technology
Solutions Corp., Class A (I)	14,546	832,613
Computer Sciences Corp.	3,301	163,895
Convergys Corp.	2,403	60,075
CoreLogic, Inc. (I)	2,116	81,424
CSG Systems International, Inc.	918	37,005
CSRA, Inc.	3,301	77,342
Datalink Corp. (I)	1,109	8,318
DST Systems, Inc.	855	99,548
EPAM Systems, Inc. (I)	1,164	74,857
Euronet Worldwide, Inc. (I)	1,283	88,771
Everi Holdings, Inc. (I)	2,025	2,329
ExlService Holdings, Inc. (I)	766	40,146
Fidelity National Information Services, Inc.	6,779	499,477
First Data Corp., Class A (I)	19,488	215,732
Fiserv, Inc. (I)	5,665	615,955
FleetCor Technologies, Inc. (I)	2,175	311,308
Forrester Research, Inc.	607	22,374
Gartner, Inc. (I)	2,066	201,249
Genpact, Ltd. (I)	5,250	140,910
Global Payments, Inc.	3,794	270,816
Higher One Holdings, Inc. (I)	1,420	7,256
IBM Corp.	23,364	3,546,188
Information Services Group, Inc. (I)	2,678	10,043
Innodata, Inc. (I)	808	1,980
Jack Henry & Associates, Inc.	1,912	166,860
Leidos Holdings, Inc.	1,814	86,836
Lionbridge Technologies, Inc. (I)	1,904	7,521
ManTech International Corp., Class A	903	34,151
MasterCard, Inc., Class A	27,105	2,386,866
MAXIMUS, Inc.	1,529	84,661
MoneyGram International, Inc. (I)	1,413	9,679
NCI, Inc., Class A	381	5,353
NeuStar, Inc., Class A (I)(L)	1,360	31,974
Paychex, Inc.	8,633	513,664
PayPal Holdings, Inc. (I)	28,846	1,053,167
PFSweb, Inc. (I)	714	6,783
Sabre Corp.	6,374	170,759
Science Applications International Corp.	1,136	66,286
ServiceSource International, Inc. (I)	3,065	12,352
Square, Inc., Class A (I)	7,155	64,753
Sykes Enterprises, Inc. (I)	996	28,844
Syntel, Inc. (I)	2,000	90,520
TeleTech Holdings, Inc.	1,061	28,785
Teradata Corp. (I)	3,634	91,104
The Hackett Group, Inc.	988	13,704
The Western Union Company	12,297	235,856
Total System Services, Inc.	4,451	236,393
Unisys Corp. (I)	1,335	9,719

The accompanying notes are an integral part of the financial statements.	194

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Vantiv, Inc., Class A (I)	4,406	$249,380
Virtusa Corp. (I)	733	21,169
Visa, Inc., Class A	53,100	3,938,427
WEX, Inc. (I)	916	81,222
Xerox Corp.	25,117	238,360
		19,318,340
Semiconductors and semiconductor equipment - 2.3%
Advanced Energy Industries, Inc. (I)	919	34,885
Advanced Micro Devices, Inc. (I)(L)	17,816	91,574
Ambarella, Inc. (I)(L)	697	35,415
Amkor Technology, Inc. (I)	5,636	32,407
Analog Devices, Inc.	7,438	421,288
Applied Materials, Inc.	29,352	703,567
Applied Micro Circuits Corp. (I)	1,860	11,941
Axcelis Technologies, Inc. (I)	4,194	11,282
Broadcom, Ltd.	345	53,613
Brooks Automation, Inc.	1,693	18,995
Cabot Microelectronics Corp.	546	23,118
Cavium, Inc. (I)	1,306	50,412
CEVA, Inc. (I)	686	18,639
Cirrus Logic, Inc. (I)	1,542	59,814
Cohu, Inc.	836	9,071
Cree, Inc. (I)	2,730	66,721
Cypress Semiconductor Corp.	7,563	79,790
Diodes, Inc. (I)	1,139	21,402
DSP Group, Inc. (I)	1,040	11,034
Entegris, Inc. (I)	3,313	47,939
Exar Corp. (I)	1,365	10,988
Fairchild Semiconductor International, Inc. (I)	2,777	55,123
First Solar, Inc. (I)	2,345	113,686
FormFactor, Inc. (I)	1,372	12,334
GSI Technology, Inc. (I)	900	3,753
Inphi Corp. (I)	911	29,179
Integrated Device Technology, Inc. (I)	3,445	69,348
Intel Corp.	112,806	3,700,037
Intermolecular, Inc. (I)	4,811	7,120
Intersil Corp., Class A	3,066	41,514
inTEST Corp. (I)	1,205	4,591
KLA-Tencor Corp.	3,832	280,694
Kulicke & Soffa Industries, Inc. (I)	1,781	21,675
Lam Research Corp.	3,804	319,764
Lattice Semiconductor Corp. (I)	2,974	15,911
Linear Technology Corp.	5,665	263,592
MACOM Technology
Solutions Holdings, Inc (I)	1,327	43,764
Marvell Technology Group, Ltd.	12,153	115,818
Maxim Integrated Products, Inc.	6,649	237,303
MaxLinear, Inc., Class A (I)	1,434	25,783
Microchip Technology, Inc. (L)	5,000	253,800
Micron Technology, Inc. (I)	25,660	353,082
Microsemi Corp. (I)	2,721	88,922
MKS Instruments, Inc.	1,286	55,375
Monolithic Power Systems, Inc.	1,007	68,798
Nanometrics, Inc. (I)	623	12,952
NeoPhotonics Corp. (I)	604	5,756
NVE Corp.	175	10,264
NVIDIA Corp.	13,079	614,844
ON Semiconductor Corp. (I)	10,127	89,320
PDF Solutions, Inc. (I)	882	12,339
Photronics, Inc. (I)	1,479	13,178
Power Integrations, Inc.	714	35,750
QUALCOMM, Inc.	36,058	1,931,627
Rambus, Inc. (I)	2,670	32,254

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Rudolph Technologies, Inc. (I)	971	$15,080
Semtech Corp. (I)	1,537	36,673
Sigma Designs, Inc. (I)	1,223	7,864
Silicon Laboratories, Inc. (I)	1,002	48,837
Skyworks Solutions, Inc.	4,520	286,026
STR Holdings, Inc. (I)	406	119
SunEdison Semiconductor, Ltd. (I)	1,110	6,582
SunEdison, Inc. (I)	6,553	927
SunPower Corp. (I)(L)	3,206	49,661
Synaptics, Inc. (I)	852	45,795
Teradyne, Inc.	5,224	102,861
Tessera Technologies, Inc.	1,327	40,659
Texas Instruments, Inc.	24,636	1,543,445
Transwitch Corp. (I)	1,304	1
Ultratech, Inc. (I)	647	14,862
Veeco Instruments, Inc. (I)	1,054	17,454
Xcerra Corp. (I)	1,415	8,136
Xilinx, Inc.	6,266	289,051
		13,267,178
Software - 4.3%
A10 Networks, Inc. (I)	889	5,752
ACI Worldwide, Inc. (I)	2,863	55,857
Activision Blizzard, Inc.	17,189	681,200
Adobe Systems, Inc. (I)	11,947	1,144,403
ANSYS, Inc. (I)	2,116	192,027
Aspen Technology, Inc. (I)	2,076	83,538
Autodesk, Inc. (I)	5,448	294,955
Blackbaud, Inc.	1,162	78,900
Bottomline Technologies, Inc. (I)	911	19,614
BroadSoft, Inc. (I)	685	28,106
BSQUARE Corp. (I)	1,025	5,720
CA, Inc.	10,494	344,518
Cadence Design Systems, Inc. (I)	6,903	167,743
Callidus Software, Inc. (I)	1,491	29,790
Citrix Systems, Inc. (I)	3,751	300,418
CommVault Systems, Inc. (I)	1,078	46,559
Covisint Corp. (I)	734	1,600
Digimarc Corp. (I)	156	4,986
Document Security Systems, Inc. (I)	1,772	357
Ebix, Inc.	840	40,236
Electronic Arts, Inc. (I)	7,374	558,654
Ellie Mae, Inc. (I)	692	63,422
Epiq Systems, Inc.	1,028	15,009
Fair Isaac Corp.	763	86,227
FalconStor Software, Inc. (I)	1,749	1,836
FireEye, Inc. (I)	3,725	61,351
Fleetmatics Group PLC (I)	928	40,210
Fortinet, Inc. (I)	4,044	127,750
Gigamon, Inc. (I)	777	29,052
Glu Mobile, Inc. (I)	2,758	6,068
Guidance Software, Inc. (I)	1,441	8,920
Guidewire Software, Inc. (I)	1,731	106,907
HubSpot, Inc. (I)	768	33,347
Imperva, Inc. (I)	763	32,817
Infoblox, Inc. (I)	1,457	27,333
Interactive Intelligence Group, Inc. (I)	490	20,085
Intuit, Inc.	6,613	738,077
Jive Software, Inc. (I)	2,807	10,554
Majesco Entertainment Company	212	148
Manhattan Associates, Inc. (I)	1,728	110,817
Mentor Graphics Corp.	2,655	56,445
Microsoft Corp.	191,681	9,808,317
MicroStrategy, Inc., Class A (I)	263	46,030

The accompanying notes are an integral part of the financial statements.	195

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Mitek Systems, Inc. (I)	1,254	$8,916
MobileIron, Inc. (I)	1,929	5,883
Model N, Inc. (I)	1,073	14,325
Monotype Imaging Holdings, Inc.	833	20,517
NetSuite, Inc. (I)(L)	1,847	134,462
Nuance Communications, Inc. (I)	7,894	123,383
Oracle Corp.	105,589	4,321,758
Paycom Software, Inc. (I)	1,257	54,315
Paylocity Holding Corp. (I)	1,217	52,574
Pegasystems, Inc.	1,800	48,510
Progress Software Corp. (I)	1,317	36,165
Proofpoint, Inc. (I)	933	58,863
PROS Holdings, Inc. (I)	740	12,898
PTC, Inc. (I)	2,652	99,662
Qlik Technologies, Inc. (I)	2,198	65,017
Qualys, Inc. (I)	868	25,875
Rapid7, Inc. (I)	718	9,032
RealPage, Inc. (I)	2,058	45,955
Red Hat, Inc. (I)	4,335	314,721
RingCentral, Inc., Class A (I)	1,376	27,135
Rosetta Stone, Inc. (I)	599	4,642
Rovi Corp. (I)	2,223	34,768
salesforce.com, Inc. (I)	15,495	1,230,458
ServiceNow, Inc. (I)	3,600	239,040
Silver Spring Networks, Inc. (I)	1,081	13,134
Smith Micro Software, Inc. (I)	1,763	1,043
Splunk, Inc. (I)	2,847	154,250
SS&C Technologies Holdings, Inc.	4,014	112,713
Symantec Corp.	16,133	331,372
Synchronoss Technologies, Inc. (I)	1,046	33,326
Synopsys, Inc. (I)	3,607	195,067
Tableau Software, Inc., Class A (I)	1,694	82,870
Take-Two Interactive Software, Inc. (I)	2,001	75,878
Tangoe, Inc. (I)	1,265	9,766
Telenav, Inc. (I)	1,482	7,558
The Rubicon Project, Inc. (I)	1,007	13,746
The Ultimate Software Group, Inc. (I)	671	141,105
THQ, Inc. (I)	234	0
TiVo, Inc. (I)	2,358	23,344
TubeMogul, Inc. (I)	804	9,568
Tyler Technologies, Inc. (I)	810	135,035
Varonis Systems, Inc. (I)	654	15,709
VASCO Data Security International, Inc. (I)	1,062	17,406
Verint Systems, Inc. (I)	1,403	46,481
VMware, Inc., Class A (I)(L)	10,188	582,957
Wave Systems Corp., Class A (I)	457	19
Workday, Inc., Class A (I)	4,521	337,583
Workiva, Inc. (I)	1,308	17,867
Xura, Inc. (I)	666	16,270
Zendesk, Inc. (I)	2,071	54,633
Zix Corp. (I)	2,372	8,895
Zynga, Inc., Class A (I)	21,526	53,600
		24,995,724
Technology hardware, storage and peripherals - 2.8%
3D Systems Corp. (I)(L)	2,618	35,840
Apple, Inc.	133,310	12,744,436
Avid Technology, Inc. (I)	1,037	6,025
Cray, Inc. (I)	1,015	30,369
Diebold, Inc.	1,534	38,089
Electronics For Imaging, Inc. (I)	1,141	49,109
EMC Corp.	47,207	1,282,614
Hewlett Packard Enterprise Company	43,563	795,896
HP, Inc.	43,563	546,716

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Imation Corp. (I)	1,203	$1,504
Immersion Corp. (I)	978	7,179
Lexmark International, Inc., Class A	1,463	55,228
NCR Corp. (I)	3,948	109,636
NetApp, Inc.	7,469	183,663
Nimble Storage, Inc. (I)	2,003	15,944
Pure Storage, Inc., Class A (I)(L)	4,094	44,625
Super Micro Computer, Inc. (I)	1,189	29,547
TransAct Technologies, Inc.	494	3,962
Video Display Corp. (I)	1,821	1,857
Western Digital Corp.	6,693	316,311
		16,298,550
		107,712,785
Materials - 3.1%
Chemicals - 2.0%
A. Schulman, Inc.	713	17,411
Air Products & Chemicals, Inc.	5,098	724,120
Albemarle Corp.	2,626	208,268
American Vanguard Corp.	1,248	18,857
Ashland, Inc.	1,630	187,075
Axalta Coating Systems, Ltd. (I)	5,488	145,597
Axiall Corp.	1,627	53,056
Balchem Corp.	725	43,246
Cabot Corp.	1,475	67,349
Calgon Carbon Corp.	1,150	15,123
Celanese Corp., Series A	3,606	236,013
CF Industries Holdings, Inc.	5,650	136,165
Chase Corp.	349	20,615
Chemtura Corp. (I)	1,694	44,688
Ciner Resources LP	700	19,614
Codexis, Inc. (I)	2,041	8,225
Core Molding Technologies, Inc. (I)	280	3,822
CVR Partners, LLP	1,129	9,224
E.I. du Pont de Nemours & Company	21,081	1,366,049
Eastman Chemical Company	3,541	240,434
Ecolab, Inc.	7,130	845,618
Ferro Corp. (I)	2,227	29,797
Flotek Industries, Inc. (I)	1,385	18,282
FMC Corp.	3,111	144,070
FutureFuel Corp.	1,202	13,078
GCP Applied Technologies, Inc. (I)	1,748	45,518
Hawkins, Inc.	312	13,544
HB Fuller Company	1,198	52,700
Huntsman Corp.	5,713	76,840
Ingevity Corp. (I)	1,072	36,491
Innophos Holdings, Inc.	533	22,498
Innospec, Inc.	621	28,560
International Flavors & Fragrances, Inc.	1,925	242,685
Intrepid Potash, Inc. (I)	1,827	2,631
KMG Chemicals, Inc.	377	9,798
Koppers Holdings, Inc. (I)	493	15,150
Kraton Performance Polymers, Inc. (I)	778	21,730
Kronos Worldwide, Inc.	2,710	14,228
LSB Industries, Inc. (I)	541	6,535
Metabolix, Inc. (I)	1,481	1,229
Minerals Technologies, Inc.	820	46,576
Monsanto Company	10,615	1,097,697
NewMarket Corp.	292	120,999
Northern Technologies International Corp. (I)	322	3,555
OCI Partners LP	2,042	15,417
Olin Corp.	2,272	56,436
OMNOVA Solutions, Inc. (I)	1,710	12,398

The accompanying notes are an integral part of the financial statements.	196

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
PolyOne Corp.	2,180	$76,823
PPG Industries, Inc.	6,482	675,100
Praxair, Inc.	6,883	773,580
Prospect Global Resources, Inc. (I)	53	4
Quaker Chemical Corp.	343	30,596
Rayonier Advanced Materials, Inc.	994	13,508
RPM International, Inc.	3,162	157,942
Sensient Technologies Corp.	1,135	80,630
Stepan Company	506	30,122
Terra Nitrogen Company LP	422	44,129
TerraVia Holdings, Inc. (I)	3,082	8,075
The Chemours Company	4,318	35,580
The Dow Chemical Company	27,612	1,372,593
The Mosaic Company	8,427	220,619
The Scotts Miracle-Gro Company, Class A	1,434	100,251
The Sherwin-Williams Company	2,243	658,702
The Valspar Corp.	1,959	211,631
Trecora Resources (I)	686	7,155
Tredegar Corp.	888	14,315
Trinseo SA (L)	1,169	50,185
Valhi, Inc.	7,686	12,067
W.R. Grace & Company	1,748	127,971
Westlake Chemical Corp.	3,120	133,910
Westlake Chemical Partners LP	703	14,046
		11,408,545
Construction materials - 0.2%
Eagle Materials, Inc.	1,200	92,580
Headwaters, Inc. (I)	1,980	35,521
Martin Marietta Materials, Inc.	1,601	307,392
Summit Materials, Inc., Class A (I)	700	14,322
U.S. Concrete, Inc. (I)	231	14,070
United States Lime & Minerals, Inc.	212	12,506
Vulcan Materials Company	3,157	379,977
		856,368
Containers and packaging - 0.4%
AptarGroup, Inc.	1,465	115,925
Avery Dennison Corp.	2,194	164,002
Ball Corp.	3,244	234,509
Bemis Company, Inc.	2,253	116,007
Berry Plastics Group, Inc. (I)	2,850	110,723
Crown Holdings, Inc. (I)	3,312	167,819
Graphic Packaging Holding Company	7,926	99,392
Greif, Inc., Class A	1,126	41,966
International Paper Company	10,027	424,944
Multi Packaging
Solutions International, Ltd. (I)	873	11,655
Myers Industries, Inc.	984	14,170
Owens-Illinois, Inc. (I)	4,039	72,742
Packaging Corp. of America	2,309	154,541
Sealed Air Corp.	4,965	228,241
Silgan Holdings, Inc.	1,489	76,624
Sonoco Products Company	2,324	115,410
WestRock Company	6,432	250,012
		2,398,682
Metals and mining - 0.5%
A. M. Castle & Company (I)	676	1,109
AK Steel Holding Corp. (I)	4,143	19,306
Alcoa, Inc.	31,032	287,667
Allegheny Technologies, Inc. (L)	2,513	32,041
Ampco-Pittsburgh Corp.	728	8,234
Carpenter Technology Corp.	1,236	40,701

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Century Aluminum Company (I)	2,202	$13,939
Cliffs Natural Resources, Inc. (I)	3,602	20,423
Coeur Mining, Inc. (I)	3,318	35,370
Commercial Metals Company	2,880	48,672
Compass Minerals International, Inc.	779	57,794
Ferroglobe PLC	964	8,300
Freeport-McMoRan, Inc.	24,892	277,297
General Moly, Inc. (I)	2,672	922
Golden Minerals Company (I)	848	552
Handy & Harman, Ltd. (I)	386	10,109
Haynes International, Inc.	336	10,779
Hecla Mining Company (L)	9,212	46,981
Hi-Crush Partners LP	931	12,168
Horsehead Holding Corp. (I)	1,401	427
Kaiser Aluminum Corp.	411	37,159
Materion Corp.	519	12,850
Midway Gold Corp. (I)	3,078	3
Molycorp, Inc. (I)	6,266	194
Newmont Mining Corp.	11,718	458,408
Noranda Aluminum Holding Corp. (I)	237	14
Nucor Corp.	7,622	376,603
Olympic Steel, Inc.	518	14,147
Paramount Gold Nevada Corp. (I)	221	367
Reliance Steel & Aluminum Company	1,791	137,728
Royal Gold, Inc.	1,516	109,182
Schnitzer Steel Industries, Inc., Class A	687	12,091
Solitario Exploration & Royalty Corp. (I)	13,298	6,922
Southern Copper Corp. (L)	19,276	520,066
Steel Dynamics, Inc.	5,615	137,568
Stillwater Mining Company (I)	2,775	32,912
SunCoke Energy Partners LP	506	5,465
SunCoke Energy, Inc.	1,547	9,004
Synalloy Corp.	518	3,968
Tahoe Resources, Inc.	3,348	50,120
TimkenSteel Corp.	1,013	9,745
United States Steel Corp. (L)	3,397	57,273
US Antimony Corp. (I)	2,052	431
Vista Gold Corp. (I)	31,791	61,039
Worthington Industries, Inc.	1,600	67,680
		3,053,730
Paper and forest products - 0.0%
Boise Cascade Company (I)	927	21,275
Clearwater Paper Corp. (I)	471	30,789
Deltic Timber Corp.	422	28,329
KapStone Paper and Packaging Corp.	2,401	31,237
Louisiana-Pacific Corp. (I)	3,672	63,709
Neenah Paper, Inc.	450	32,567
PH Glatfelter Company	1,142	22,338
Rentech, Inc. (I)	1,061	2,546
Schweitzer-Mauduit International, Inc.	763	26,919
		259,709
		17,977,034
Telecommunication services - 2.6%
Diversified telecommunication services - 2.3%
8x8, Inc. (I)	2,375	34,699
Alaska Communications
Systems Group, Inc. (I)	1,419	2,412
AT&T, Inc.	146,356	6,324,043
ATN International, Inc.	401	31,202
CenturyLink, Inc.	13,449	390,155
Cincinnati Bell, Inc. (I)	4,894	22,366

The accompanying notes are an integral part of the financial statements.	197

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Cogent Communications Holdings, Inc.	1,163	$46,590
Consolidated Communications Holdings, Inc.	1,359	37,019
Frontier Communications Corp.	24,043	118,772
Fusion
Telecommunications International, Inc. (I)	1,940	3,570
General Communication, Inc., Class A (I)	560	8,848
Globalstar, Inc. (I)(L)	22,247	26,919
Hawaiian Telcom Holdco, Inc. (I)	664	14,070
Inteliquent, Inc.	876	17,424
Iridium Communications, Inc. (I)(L)	2,478	22,005
Level 3 Communications, Inc. (I)	8,267	425,668
Lumos Networks Corp. (I)	1,002	12,124
ORBCOMM, Inc. (I)	2,257	22,457
SBA Communications Corp., Class A (I)	3,071	331,484
Straight Path
Communications, Inc., Class B (I)	302	8,356
Towerstream Corp. (I)	2,254	379
Verizon Communications, Inc.	98,881	5,521,515
Vonage Holdings Corp. (I)	4,929	30,067
Windstream Holdings, Inc.	2,313	21,442
Zayo Group Holdings, Inc. (I)	5,746	160,486
		13,634,072
Wireless telecommunication services - 0.3%
Boingo Wireless, Inc. (I)	1,274	11,364
Leap Wireless International, Inc. (I)	2,036	5,090
Shenandoah Telecommunications Company	1,304	50,934
Sprint Corp. (I)(L)	95,174	431,138
T-Mobile US, Inc. (I)	19,333	836,539
Telephone & Data Systems, Inc.	2,523	74,832
United States Cellular Corp. (I)	2,040	80,111
		1,490,008
		15,124,080
Utilities - 3.4%
Electric utilities - 1.9%
ALLETE, Inc.	1,173	75,811
Alliant Energy Corp.	5,264	208,981
American Electric Power Company, Inc.	11,643	816,058
Avangrid, Inc.	6,673	307,358
Duke Energy Corp.	16,877	1,447,878
Edison International	7,767	603,263
El Paso Electric Company	1,103	52,139
Entergy Corp.	4,288	348,829
Eversource Energy	7,567	453,263
Exelon Corp.	20,612	749,452
FirstEnergy Corp.	10,067	351,439
Genie Energy, Ltd., B Shares (I)	1,046	7,081
Great Plains Energy, Inc.	3,613	109,835
Hawaiian Electric Industries, Inc.	2,379	78,007
IDACORP, Inc.	1,264	102,826
ITC Holdings Corp.	3,625	169,723
MGE Energy, Inc.	946	53,463
NextEra Energy, Inc.	10,691	1,394,106
OGE Energy Corp.	4,660	152,615
Otter Tail Corp.	937	31,380
PG&E Corp.	11,328	724,086
Pinnacle West Capital Corp.	2,624	212,701
PNM Resources, Inc.	1,941	68,789
Portland General Electric Company	1,931	85,196
PPL Corp.	15,898	600,150
Spark Energy, Inc., Class A (L)	1,110	36,686
The Empire District Electric Company	1,051	35,702

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
The Southern Company	21,491	$1,152,539
Westar Energy, Inc.	3,267	183,246
Xcel Energy, Inc.	11,997	537,226
		11,149,828
Gas utilities - 0.3%
AGL Resources, Inc. (I)	2,821	186,101
AmeriGas Partners LP	2,217	103,534
Atmos Energy Corp.	2,362	192,078
Chesapeake Utilities Corp.	416	27,531
Ferrellgas Partners LP	2,450	45,276
National Fuel Gas Company	2,027	115,296
New Jersey Resources Corp.	2,160	83,268
ONE Gas, Inc.	1,229	81,839
Piedmont Natural Gas Company, Inc.	1,997	120,060
Questar Corp.	4,196	106,453
South Jersey Industries, Inc.	1,881	59,477
Southwest Gas Corp.	1,178	92,720
Spire, Inc.	1,109	78,562
Suburban Propane Partners LP	1,493	49,866
UGI Corp.	4,169	188,647
WGL Holdings, Inc.	1,266	89,620
		1,620,328
Independent power and renewable electricity producers - 0.1%
8point3 Energy Partners LP	916	14,473
AES Corp.	16,573	206,831
Atlantic Power Corp.	4,390	10,887
Calpine Corp. (I)	9,126	134,609
NextEra Energy Partners LP	781	23,727
NRG Energy, Inc.	7,974	119,530
NRG Yield, Inc., Class C	1,481	23,089
Ormat Technologies, Inc.	1,243	54,394
Talen Energy Corp. (I)	3,336	45,203
TerraForm Global, Inc., Class A	3,800	12,388
TerraForm Power, Inc., Class A (L)	3,096	33,746
US Geothermal, Inc. (I)	16,718	13,684
Vivint Solar, Inc. (I)(L)	2,719	8,347
		700,908
Multi-utilities - 1.0%
Ameren Corp.	5,753	308,246
Avista Corp.	1,574	70,515
Black Hills Corp.	1,042	65,688
CenterPoint Energy, Inc.	10,292	247,008
CMS Energy Corp.	6,570	301,300
Consolidated Edison, Inc.	6,901	555,116
Dominion Resources, Inc.	14,056	1,095,384
DTE Energy Company	4,184	414,718
MDU Resources Group, Inc.	4,469	107,256
NiSource, Inc.	7,482	198,423
NorthWestern Corp.	1,173	73,981
Public Service Enterprise Group, Inc.	12,056	561,930
SCANA Corp.	3,362	254,369
Sempra Energy	5,902	672,946
TECO Energy, Inc.	5,589	154,480
Vectren Corp.	2,075	109,290
WEC Energy Group, Inc.	7,511	490,468
		5,681,118
Water utilities - 0.1%
American States Water Company	1,017	44,565
American Water Works Company, Inc.	4,233	357,731
Aqua America, Inc.	4,256	151,769
Artesian Resources Corp., Class A	784	26,593

The accompanying notes are an integral part of the financial statements.	198

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
Cadiz, Inc. (I)	997	$5,852
California Water Service Group	1,119	39,087
Connecticut Water Service, Inc.	541	30,404
Pure Cycle Corp. (I)	1,164	5,482
SJW Corp.	641	25,243
		686,726
		19,838,908
TOTAL COMMON STOCKS (Cost $340,629,233)		$571,503,205

CONVERTIBLE BONDS - 0.0%
Health care - 0.0%
Catalyst Biosciences, Inc.
2.224%, 02/19/2018 (Z)	$779	$751
TOTAL CONVERTIBLE BONDS (Cost $779)		$751

WARRANTS - 0.0%
Asterias Biotherapeutics, Inc. (Expiration Date:
09/30/2016; Strike Price USD 5.00) (I)	30	6
BioTime, Inc. (Expiration Date: 10/01/2018;
Strike Price: $5.00) (I)	184	86
Eagle Bulk Shipping, Inc. (Expiration Date:
10/15/2021; Strike Price: $27.82) (I)	92	4
Education Management Corp. (Expiration
Date: 01/05/2022) (I)	4,333	112
Genco Shipping & Trading, Ltd. (Expiration
Date: 07/09/2021; Strike Price: $20.99) (I)	84	3
Hycroft Mining Corp. (I)(N)	196	0
Imperial Holdings, Ltd. (Expiration
Date: 04/11/2019) (I)	18	1
TOTAL WARRANTS (Cost $19,078)		$212

SECURITIES LENDING COLLATERAL - 1.7%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	998,028	9,987,271
TOTAL SECURITIES LENDING
COLLATERAL (Cost $9,987,287)		$9,987,271

SHORT-TERM INVESTMENTS - 1.8%
Repurchase agreement - 1.8%
Repurchase Agreement with State Street Corp.
dated 06/30/2016 at 0.030% to be
repurchased at $10,520,008 on 07/01/2016,
collateralized by $9,340,000 U.S. Treasury
Bonds, 3.000% due 05/15/2045 to
11/15/2045 (valued at $10,733,194,
including interest)	$10,520,000	$10,520,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,520,000)		$10,520,000
Total Investments (Total Stock Market Index Trust)
(Cost $361,156,377) - 102.0%		$592,011,439
Other assets and liabilities, net - (2.0%)		(11,662,702)
TOTAL NET ASSETS - 100.0%		$580,348,737

U.S. Equity Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.3%
Consumer discretionary - 14.7%
Auto components - 1.3%
Cooper Tire & Rubber Company	7,500	$223,650
Cooper-Standard Holding, Inc. (I)	1,600	126,384
Drew Industries, Inc.	9,100	772,044
Gentex Corp.	39,500	610,275
Lear Corp.	50,900	5,179,584
Superior Industries International, Inc.	6,300	168,714
The Goodyear Tire & Rubber Company	41,000	1,052,060
Tower International, Inc.	19,600	403,368
		8,536,079
Automobiles - 0.2%
Thor Industries, Inc.	18,400	1,191,216
Diversified consumer services - 0.0%
Apollo Education Group, Inc. (I)	7,400	67,488
Bridgepoint Education, Inc. (I)	9,600	69,504
		136,992
Hotels, restaurants and leisure - 0.4%
DineEquity, Inc.	1,900	161,082
Marriott Vacations Worldwide Corp.	6,000	410,940
Penn National Gaming, Inc. (I)	3,700	51,615
Six Flags Entertainment Corp.	10,300	596,885
Texas Roadhouse, Inc.	21,800	994,080
The Cheesecake Factory, Inc.	11,800	568,052
Wyndham Worldwide Corp.	1,700	121,091
		2,903,745
Household durables - 0.7%
Helen of Troy, Ltd. (I)	36,400	3,743,376
Hooker Furniture Corp.	3,500	75,215
Tupperware Brands Corp.	12,900	726,012
WCI Communities, Inc. (I)	4,300	72,670
		4,617,273
Internet and catalog retail - 0.0%
HSN, Inc.	4,200	205,506
Leisure products - 0.6%
Hasbro, Inc.	24,100	2,024,159
Smith & Wesson Holding Corp. (I)	66,100	1,796,598
		3,820,757
Media - 2.3%
Comcast Corp., Class A	107,800	7,027,482
Gannett Company, Inc.	48,700	672,547
News Corp., Class A	43,992	499,309
Omnicom Group, Inc.	57,500	4,685,675
Scripps Networks Interactive, Inc., Class A	5,600	348,712
Starz, Class A (I)	27,900	834,768
TEGNA, Inc.	18,200	421,694
The Interpublic Group of Companies, Inc.	42,000	970,200
		15,460,387
Multiline retail - 1.1%
Dillard’s, Inc., Class A	2,900	175,740
Dollar General Corp.	21,500	2,021,000
Macy’s, Inc.	37,900	1,273,819
Target Corp.	54,500	3,805,190
		7,275,749
Specialty retail - 7.1%
AutoNation, Inc. (I)	7,600	357,048
Bed Bath & Beyond, Inc.	117,200	5,065,384
Express, Inc. (I)	39,900	578,949
Foot Locker, Inc.	119,400	6,550,284

The accompanying notes are an integral part of the financial statements.	199

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Group 1 Automotive, Inc.	2,400	$118,464
Guess?, Inc.	60,800	915,040
Lowe’s Companies, Inc.	54,700	4,330,599
Murphy USA, Inc. (I)	13,739	1,018,884
Penske Automotive Group, Inc.	1,900	59,774
Rent-A-Center, Inc.	6,800	83,504
Ross Stores, Inc.	29,900	1,695,031
Staples, Inc.	16,400	141,368
The Cato Corp., Class A	3,300	124,476
The Gap, Inc. (L)	18,100	384,082
The Home Depot, Inc.	184,200	23,520,498
The TJX Companies, Inc.	32,800	2,533,144
		47,476,529
Textiles, apparel and luxury goods - 1.0%
Coach, Inc.	33,200	1,352,568
Columbia Sportswear Company	4,300	247,422
Fossil Group, Inc. (I)	2,100	59,913
Movado Group, Inc.	6,300	136,584
NIKE, Inc., Class B	87,040	4,804,608
		6,601,095
		98,225,328
Consumer staples - 5.0%
Beverages - 2.1%
Dr. Pepper Snapple Group, Inc.	145,100	14,021,013
Food and staples retailing - 0.8%
CVS Health Corp.	55,600	5,323,144
Food products - 1.4%
Hormel Foods Corp.	44,300	1,621,380
Ingredion, Inc.	56,900	7,363,429
Omega Protein Corp. (I)	17,000	339,830
		9,324,639
Household products - 0.0%
Central Garden & Pet Company (I)	7,000	159,810
Tobacco - 0.7%
Reynolds American, Inc.	64,000	3,451,520
Universal Corp.	13,700	791,038
		4,242,558
		33,071,164
Energy - 6.3%
Energy equipment and services - 0.0%
Exterran Corp. (I)	5,400	69,390
Oil, gas and consumable fuels - 6.3%
Chevron Corp.	107,771	11,297,634
ConocoPhillips	16,600	723,760
Denbury Resources, Inc. (L)	12,600	45,234
Marathon Oil Corp.	182,400	2,737,824
Murphy Oil Corp.	15,700	498,475
Tesoro Corp.	114,800	8,600,816
Valero Energy Corp.	360,700	18,395,700
		42,299,443
		42,368,833
Financials - 13.9%
Banks - 4.3%
Chemical Financial Corp.	17,500	652,575
Citigroup, Inc.	242,100	10,262,619
CNB Financial Corp.	3,400	60,520
Fidelity Southern Corp.	1,400	21,938

U.S. Equity Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
JPMorgan Chase & Co.	283,400	$17,610,476
		28,608,128
Capital markets - 0.8%
Ares Capital Corp.	30,000	426,000
Arlington Asset Investment Corp., Class A (L)	3,100	40,331
BGC Partners, Inc., Class A	38,900	338,819
BlackRock Capital Investment Corp.	25,700	199,946
Capital Southwest Corp.	4,500	61,515
Franklin Resources, Inc.	15,600	520,572
Gladstone Investment Corp. (L)	18,600	133,176
Janus Capital Group, Inc.	19,000	264,480
Solar Capital, Ltd.	1,500	28,575
T. Rowe Price Group, Inc.	43,100	3,145,007
		5,158,421
Consumer finance - 1.2%
Capital One Financial Corp.	91,000	5,779,410
Cash America International, Inc.	38,200	1,628,084
OneMain Holdings, Inc. (I)	6,000	136,920
PRA Group, Inc. (I)	24,100	581,774
Regional Management Corp. (I)	7,900	115,814
		8,242,002
Diversified financial services - 0.6%
Nasdaq, Inc.	61,800	3,996,606
Insurance - 6.2%
Aflac, Inc.	55,300	3,990,448
American Equity Investment Life
Holding Company	8,100	115,425
American National Insurance Company	1,000	113,150
Aspen Insurance Holdings, Ltd.	5,900	273,642
Assurant, Inc.	2,000	172,620
Assured Guaranty, Ltd.	117,600	2,983,512
Endurance Specialty Holdings, Ltd.	500	33,580
Everest Re Group, Ltd.	17,200	3,141,924
FBL Financial Group, Inc., Class A	2,100	127,407
First American Financial Corp.	29,500	1,186,490
HCI Group, Inc.	3,900	106,392
Kemper Corp.	3,200	99,136
Lincoln National Corp.	37,100	1,438,367
Maiden Holdings, Ltd.	8,300	101,592
MBIA, Inc. (I)	70,100	478,783
Selective Insurance Group, Inc.	9,400	359,174
The Hanover Insurance Group, Inc.	13,900	1,176,218
The Hartford Financial Services Group, Inc.	41,400	1,837,332
The Navigators Group, Inc.	5,000	459,850
The Progressive Corp.	68,500	2,294,750
The Travelers Companies, Inc.	176,900	21,058,176
Third Point Reinsurance, Ltd. (I)	7,900	92,588
W.R. Berkley Corp.	300	17,976
		41,658,532
Real estate investment trusts - 0.3%
Apollo Commercial Real Estate Finance, Inc.	8,900	143,023
Ares Commercial Real Estate Corp.	10,300	126,587
ARMOUR Residential REIT, Inc.	82,800	1,656,000
		1,925,610
Real estate management and development - 0.2%
Jones Lang LaSalle, Inc.	12,100	1,179,145
Thrifts and mortgage finance - 0.3%
Essent Group, Ltd. (I)	27,300	595,413
First Defiance Financial Corp.	1,000	38,850

The accompanying notes are an integral part of the financial statements.	200

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Northwest Bancshares, Inc.	41,300	$612,479
Oritani Financial Corp.	6,900	110,331
PennyMac Financial Services, Inc., Class A (I)	4,800	59,952
Provident Financial Services, Inc.	10,300	202,292
Walker & Dunlop, Inc. (I)	27,100	617,338
		2,236,655
		93,005,099
Health care - 15.5%
Biotechnology - 0.6%
Gilead Sciences, Inc.	36,900	3,078,198
PDL BioPharma, Inc.	279,800	878,572
		3,956,770
Health care providers and services - 6.7%
Aetna, Inc.	83,500	10,197,855
Anthem, Inc.	54,800	7,197,432
Chemed Corp.	9,000	1,226,790
Henry Schein, Inc. (I)	11,000	1,944,800
Triple-S Management Corp., Class B (I)	3,400	83,062
UnitedHealth Group, Inc.	171,222	24,176,546
		44,826,485
Pharmaceuticals - 8.2%
Johnson & Johnson	251,500	30,506,950
Pfizer, Inc.	698,900	24,608,269
		55,115,219
		103,898,474
Industrials - 12.3%
Aerospace and defense - 2.1%
General Dynamics Corp.	19,100	2,659,484
Honeywell International, Inc.	54,000	6,281,280
Northrop Grumman Corp.	21,500	4,779,020
		13,719,784
Air freight and logistics - 1.1%
Atlas Air Worldwide Holdings, Inc. (I)	13,200	546,744
C.H. Robinson Worldwide, Inc.	6,400	475,200
Expeditors International of Washington, Inc.	41,300	2,025,352
United Parcel Service, Inc., Class B	38,600	4,157,992
		7,205,288
Airlines - 1.9%
Alaska Air Group, Inc.	51,300	2,990,277
Delta Air Lines, Inc.	176,000	6,411,680
JetBlue Airways Corp. (I)	179,900	2,979,144
SkyWest, Inc.	25,100	664,146
		13,045,247
Commercial services and supplies - 1.2%
ACCO Brands Corp. (I)	41,100	424,563
Cintas Corp.	47,400	4,651,362
Deluxe Corp.	24,100	1,599,517
Ennis, Inc.	11,040	211,747
KAR Auction Services, Inc.	27,000	1,126,980
		8,014,169
Construction and engineering - 0.0%
Argan, Inc.	1,800	75,096
Tutor Perini Corp. (I)	5,700	134,235
		209,331
Electrical equipment - 1.0%
Emerson Electric Company	90,200	4,704,832

U.S. Equity Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Rockwell Automation, Inc.	17,400	$1,997,868
		6,702,700
Industrial conglomerates - 2.4%
3M Company	92,000	16,111,040
Machinery - 1.7%
AGCO Corp.	51,200	2,413,056
Briggs & Stratton Corp.	6,400	135,552
Douglas Dynamics, Inc.	8,315	213,945
Dover Corp.	12,700	880,364
Illinois Tool Works, Inc.	8,641	900,047
Snap-on, Inc.	39,000	6,154,980
SPX FLOW, Inc. (I)	5,600	145,992
Wabash National Corp. (I)	17,600	223,520
		11,067,456
Marine - 0.1%
Matson, Inc.	13,330	430,426
Professional services - 0.5%
CRA International, Inc. (I)	2,700	68,094
Equifax, Inc.	16,300	2,092,920
Korn/Ferry International	57,324	1,186,607
TrueBlue, Inc. (I)	14,100	266,772
		3,614,393
Road and rail - 0.3%
Knight Transportation, Inc.	11,800	313,644
Werner Enterprises, Inc.	72,200	1,658,434
		1,972,078
		82,091,912
Information technology - 20.0%
Communications equipment - 2.9%
Brocade Communications Systems, Inc.	54,900	503,982
Cisco Systems, Inc.	623,319	17,883,022
F5 Networks, Inc. (I)	8,600	979,024
		19,366,028
Electronic equipment, instruments and components - 2.2%
Arrow Electronics, Inc. (I)	86,200	5,335,780
Avnet, Inc.	128,400	5,201,484
ePlus, Inc. (I)	4,100	335,339
Ingram Micro, Inc., Class A	19,100	664,298
Insight Enterprises, Inc. (I)	6,500	169,000
Jabil Circuit, Inc.	51,400	949,358
Sanmina Corp. (I)	28,500	764,085
Tech Data Corp. (I)	18,300	1,314,855
		14,734,199
Internet software and services - 0.1%
Blucora, Inc. (I)	6,500	67,340
eBay, Inc. (I)	31,911	747,037
		814,377
IT services - 6.6%
Accenture PLC, Class A	65,200	7,386,508
Amdocs, Ltd.	82,800	4,779,216
Booz Allen Hamilton Holding Corp.	55,300	1,639,092
Broadridge Financial Solutions, Inc.	21,700	1,414,840
CACI International, Inc., Class A (I)	6,100	551,501
Convergys Corp.	68,300	1,707,500
CSG Systems International, Inc.	9,800	395,038
Fiserv, Inc. (I)	66,400	7,219,672
IBM Corp.	74,302	11,277,558

The accompanying notes are an integral part of the financial statements.	201

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Jack Henry & Associates, Inc.	7,700	$671,979
MAXIMUS, Inc.	6,200	343,294
Paychex, Inc.	110,300	6,562,850
Sykes Enterprises, Inc. (I)	4,300	124,528
The Western Union Company	16,200	310,716
		44,384,292
Semiconductors and semiconductor equipment - 4.4%
Intel Corp.	588,900	19,315,920
QUALCOMM, Inc.	176,702	9,465,926
Rudolph Technologies, Inc. (I)	7,100	110,263
Xilinx, Inc.	11,000	507,430
		29,399,539
Software - 0.9%
Activision Blizzard, Inc.	76,800	3,043,584
ANSYS, Inc. (I)	2,900	263,175
CA, Inc.	27,700	909,391
Citrix Systems, Inc. (I)	22,800	1,826,052
Zix Corp. (I)	12,200	45,750
		6,087,952
Technology hardware, storage and peripherals - 2.9%
Apple, Inc.	200,120	19,131,472
		133,917,859
Materials - 2.5%
Chemicals - 1.5%
LyondellBasell Industries NV, Class A	132,900	9,890,418
The Chemours Company	72,000	593,280
		10,483,698
Containers and packaging - 1.0%
AptarGroup, Inc.	12,100	957,473
Avery Dennison Corp.	74,300	5,553,925
		6,511,398
		16,995,096
Telecommunication services - 4.3%
Diversified telecommunication services - 4.2%
FairPoint Communications, Inc. (I)(L)	5,900	86,612
Verizon Communications, Inc.	501,100	27,981,424
Vonage Holdings Corp. (I)	25,300	154,330
		28,222,366
Wireless telecommunication services - 0.1%
NII Holdings, Inc. (I)(L)	54,400	172,992
Spok Holdings, Inc.	1,200	22,998
United States Cellular Corp. (I)	2,400	94,248
		290,238
		28,512,604
Utilities - 1.8%
Electric utilities - 0.4%
American Electric Power Company, Inc.	6,000	420,540
IDACORP, Inc.	17,700	1,439,895
Pinnacle West Capital Corp.	5,300	429,618
		2,290,053
Gas utilities - 0.1%
Atmos Energy Corp.	9,700	788,804
Independent power and renewable electricity producers - 0.3%
Talen Energy Corp. (I)	165,719	2,245,492

U.S. Equity Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multi-utilities - 1.0%
Ameren Corp.	42,900	$2,298,582
Avista Corp.	8,000	358,400
Consolidated Edison, Inc.	18,800	1,512,272
DTE Energy Company	16,900	1,675,128
SCANA Corp.	13,300	1,006,278
		6,850,660
		12,175,009
TOTAL COMMON STOCKS (Cost $614,186,822)		$644,261,378

RIGHTS - 0.0%
Community Health Systems, Inc. (I)(N)	23,900	108
TOTAL RIGHTS (Cost $1,554)		$108

SECURITIES LENDING COLLATERAL - 0.2%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	137,358	1,374,543
TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,374,584)		$1,374,543

SHORT-TERM INVESTMENTS - 3.6%
U.S. Government - 1.2%
U.S. Treasury Bill
0.888%, 10/27/2016*	$8,000,000	$7,994,224
Money market funds - 2.4%
State Street Institutional Treasury Money
Market Fund, Premier Class, 0.1372% (Y)	15,622,042	$15,622,042
TOTAL SHORT-TERM INVESTMENTS (Cost $23,612,119)		$23,616,266
Total Investments (U.S. Equity Trust)
(Cost $639,175,079) - 100.1%		$669,252,295
Other assets and liabilities, net - (0.1%)		(445,172)
TOTAL NET ASSETS - 100.0%		$668,807,123

Utilities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 84.6%
Consumer discretionary - 6.2%
Media - 6.2%
Altice NV, Class A (I)(L)	131,756	$1,967,306
Charter Communications, Inc., Class A (I)	47,889	10,949,341
Comcast Corp., Class A	125,150	8,158,529
Liberty Global PLC LiLAC, Series C (I)	7,851	255,094
Liberty Global PLC, Series C (I)	64,435	1,846,063
		23,176,333
Energy - 13.4%
Oil, gas and consumable fuels - 13.4%
Cheniere Energy, Inc. (I)	5,156	193,608
Columbia Pipeline Partners LP	66,329	994,935
Enable Midstream Partners LP (L)	36,327	490,778
Enbridge, Inc.	166,753	7,064,044
Energy Transfer Partners LP	160,749	6,119,714
Enterprise Products Partners LP	254,537	7,447,753
EQT GP Holdings LP	33,525	854,552
EQT Midstream Partners LP (L)	50,260	4,035,878

The accompanying notes are an integral part of the financial statements.	202

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
JP Energy Partners LP	45,467	$383,741
Kinder Morgan, Inc.	68,070	1,274,270
Plains All American Pipeline LP	31,263	859,420
Plains GP Holdings LP, Class A	220,099	2,295,633
SemGroup Corp., Class A	45,440	1,479,526
Shell Midstream Partners LP	34,096	1,152,104
Sunoco Logistics Partners LP	143,208	4,117,230
Tallgrass Energy GP LP (L)	69,509	1,568,818
The Williams Companies, Inc.	168,730	3,649,630
TransCanada Corp.	9,603	434,530
Western Gas Equity Partners LP	41,740	1,596,555
Williams Partners LP	115,629	4,005,389
		50,018,108
		50,018,108
Financials - 1.6%
Real estate investment trusts - 1.6%
American Tower Corp.	52,301	5,941,917
Industrials - 0.3%
Commercial services and supplies - 0.3%
Covanta Holding Corp.	68,008	1,118,732
Telecommunication services - 9.8%
Diversified telecommunication services - 6.5%
Bezeq The
Israeli Telecommunication Corp., Ltd.	574,453	1,137,950
Bharti Infratel, Ltd.	104,939	539,506
BT Group PLC	462,930	2,544,539
Cellnex Telecom SAU (S)	10,870	170,578
Com Hem Holding AB	642,987	5,429,775
Hellenic Telecommunications Organization SA	261,761	2,391,625
Numericable Group SA	54,516	1,362,344
SBA Communications Corp., Class A (I)	42,520	4,589,609
Singapore Telecommunications, Ltd.	24,200	74,745
TDC A/S	607,590	2,977,476
TELUS Corp.	33,644	1,083,316
Verizon Communications, Inc.	33,837	1,889,458
		24,190,921
Wireless telecommunication services - 3.3%
Advanced Info Service PCL	283,300	1,276,367
Globe Telecom, Inc.	1,520	76,837
KDDI Corp.	87,200	2,651,728
Mobile TeleSystems PJSC, ADR	265,929	2,201,892
T-Mobile US, Inc. (I)	4,331	187,402
Vodafone Group PLC	1,360,191	4,147,028
XL Axiata Tbk PT (I)	6,823,750	1,897,012
		12,438,266
		36,629,187
Utilities - 53.3%
Electric utilities - 28.0%
American Electric Power Company, Inc.	136,653	9,578,009
Avangrid, Inc.	35,035	1,613,712
CPFL Energia SA	149,744	959,820
Edison International	41,024	3,186,334
EDP - Energias de Portugal SA	2,375,145	7,271,667
EDP - Energias do Brasil SA (I)	41,415	177,918
EDP - Energias do Brasil SA	148,434	629,353
Enel SpA	2,014,206	8,941,955
Exelon Corp.	469,253	17,062,039
FirstEnergy Corp.	124,154	4,334,216
Iberdrola SA	502,018	3,424,548

Utilities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
NextEra Energy, Inc.	143,749	$18,744,870
PG&E Corp.	125,457	8,019,211
PPL Corp.	392,229	14,806,645
SSE PLC	195,014	4,058,855
Xcel Energy, Inc.	33,089	1,481,725
		104,290,877
Gas utilities - 1.4%
China Gas Holdings, Ltd.	130,000	198,987
China Resources Gas Group, Ltd.	1,334,000	4,056,879
Snam SpA	145,666	870,854
		5,126,720
Independent power and renewable electricity
producers - 14.7%
AES Corp.	704,574	8,793,084
Atlantica Yield PLC (L)	70,110	1,302,644
Calpine Corp. (I)	647,392	9,549,032
China Longyuan Power Group Corp., H Shares	2,545,000	2,124,569
Dynegy, Inc. (I)	428,068	7,379,892
EDP Renovaveis SA	1,390,065	10,462,956
NextEra Energy Partners LP	117,973	3,584,020
NRG Energy, Inc.	389,773	5,842,697
NRG Yield, Inc., Class A (L)	141,699	2,156,659
NRG Yield, Inc., Class C	128,504	2,003,377
NTPC, Ltd.	36,041	83,298
Tractebel Energia SA	125,200	1,493,140
		54,775,368
Multi-utilities - 9.2%
Ameren Corp.	104,288	5,587,751
DTE Energy Company	47,469	4,705,127
E.ON SE	35,444	357,801
Engie SA	243,263	3,905,991
NorthWestern Corp.	22,518	1,420,210
Public Service Enterprise Group, Inc.	62,583	2,916,994
RWE AG (I)	65,423	1,041,874
Sempra Energy	118,261	13,484,119
Suez	47,713	744,204
		34,164,071
		198,357,036
TOTAL COMMON STOCKS (Cost $317,483,072)		$315,241,313

PREFERRED SECURITIES - 9.4%
Energy - 1.7%
Oil, gas and consumable fuels - 1.7%
Anadarko Petroleum Corp., 7.500%	62,536	2,292,570
Kinder Morgan, Inc., 9.750% (L)	81,547	3,983,571
		6,276,141
Financials - 0.5%
Real estate investment trusts - 0.5%
American Tower Corp., 5.500%	17,328	1,946,281
Telecommunication services - 0.8%
Diversified telecommunication services - 0.8%
Frontier Communications Corp., 11.125%	31,318	2,969,573
Utilities - 6.4%
Electric utilities - 3.6%
Cia Paranaense de Energia, B Shares	138,600	1,260,745
Exelon Corp., 6.500%	172,678	8,519,933
NextEra Energy, Inc., 5.799%	20,564	1,371,824

The accompanying notes are an integral part of the financial statements.	203

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Electric utilities (continued)
NextEra Energy, Inc., 6.371%	32,851	$2,128,088
		13,280,590
Independent power and renewable electricity producers - 1.1%
Dynegy, Inc., 5.375% (L)	44,210	2,738,810
Dynegy, Inc., 7.000%	12,563	1,353,286
		4,092,096
Multi-utilities - 1.7%
Dominion Resources, Inc., 6.000%	60,028	3,607,683
Dominion Resources, Inc., 6.375%	51,179	2,653,119
		6,260,802
		23,633,488
TOTAL PREFERRED SECURITIES (Cost $35,531,371)		$34,825,483

OTHER - 0.3%
TransCanada Corp., Subscription Receipt	24,850	1,068,226
TOTAL OTHER (Cost $872,013)		$1,068,226

SECURITIES LENDING COLLATERAL - 2.9%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	$1,075,836	10,765,890
TOTAL SECURITIES LENDING
COLLATERAL (Cost $10,766,201)		$10,765,890

SHORT-TERM INVESTMENTS - 2.6%
U.S. Government Agency - 1.3%
Federal Home Loan Bank Discount
Note 0.100%, 07/01/2016 *	$4,913,000	$4,913,000
Repurchase agreement - 1.3%
Repurchase Agreement with State Street Corp.
dated 06/30/2016 at 0.030% to be
repurchased at $4,892,004 on 07/01/2016,
collateralized by $4,790,000 U.S. Treasury
Inflation Indexed Notes, 0.125% due
04/15/2019 (valued at $4,993,575,
including interest)	$4,892,000	4,892,000
TOTAL SHORT-TERM INVESTMENTS (Cost $9,805,000)		$9,805,000
Total Investments (Utilities Trust) (Cost $374,457,657) - 99.8%		$371,705,912
Other assets and liabilities, net - 0.2%		868,873
TOTAL NET ASSETS - 100.0%		$372,574,785

Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.6%
Consumer discretionary - 11.4%
Auto components - 5.0%
Dana Holding Corp.	458,131	$4,837,863
Johnson Controls, Inc.	482,702	21,364,392
		26,202,255
Media - 2.6%
TEGNA, Inc.	588,755	13,641,453
Specialty retail - 3.8%
Advance Auto Parts, Inc.	83,671	13,523,744

Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Ascena Retail Group, Inc. (I)	900,353	$6,293,467
		19,817,211
		59,660,919
Consumer staples - 3.0%
Food products - 3.0%
ConAgra Foods, Inc.	334,027	15,969,831
Energy - 7.6%
Energy equipment and services - 3.5%
Amec Foster Wheeler PLC	874,372	5,749,082
Amec Foster Wheeler PLC, ADR	38,139	249,048
Baker Hughes, Inc.	277,302	12,514,639
		18,512,769
Oil, gas and consumable fuels - 4.1%
Devon Energy Corp.	444,594	16,116,533
The Williams Companies, Inc.	250,127	5,410,247
		21,526,780
		40,039,549
Financials - 23.6%
Banks - 8.5%
BB&T Corp.	408,249	14,537,747
Comerica, Inc.	244,803	10,068,747
Wintrust Financial Corp.	296,079	15,100,029
Zions Bancorporation	193,155	4,853,985
		44,560,508
Capital markets - 1.8%
Stifel Financial Corp. (I)	289,597	9,107,826
Insurance - 8.5%
Arthur J. Gallagher & Company	249,292	11,866,299
FNF Group	430,490	16,143,375
Willis Towers Watson PLC	131,279	16,319,292
		44,328,966
Real estate investment trusts - 4.8%
Forest City Realty Trust, Inc., Class A	841,722	18,778,818
Kimco Realty Corp.	207,170	6,500,995
		25,279,813
		123,277,113
Health care - 8.5%
Health care providers and services - 8.5%
Brookdale Senior Living, Inc. (I)	651,241	10,055,161
HealthSouth Corp.	400,160	15,534,211
Universal Health Services, Inc., Class B	142,026	19,045,687
		44,635,059
		44,635,059
Industrials - 16.3%
Aerospace and defense - 2.8%
Textron, Inc.	409,862	14,984,555
Building products - 4.1%
Masco Corp.	305,033	9,437,721
Owens Corning	233,732	12,041,873
		21,479,594
Commercial services and supplies - 2.3%
Clean Harbors, Inc. (I)	227,757	11,868,417
Construction and engineering - 2.5%
Fluor Corp.	263,164	12,968,722

The accompanying notes are an integral part of the financial statements.	204

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electrical equipment - 0.6%
Babcock & Wilcox Enterprises, Inc. (I)	214,094	$3,145,041
Machinery - 2.7%
Ingersoll-Rand PLC	221,255	14,089,517
Road and rail - 1.3%
Swift Transportation Company (I)	455,033	7,012,059
		85,547,905
Information technology - 12.3%
Communications equipment - 2.7%
Ciena Corp. (I)	753,952	14,136,600
Electronic equipment, instruments and components - 3.7%
Keysight Technologies, Inc. (I)	426,452	12,405,489
Zebra Technologies Corp., Class A (I)	133,674	6,697,067
		19,102,556
IT services - 2.1%
Teradata Corp. (I)	436,668	10,947,267
Software - 2.2%
Citrix Systems, Inc. (I)	143,747	11,512,697
Technology hardware, storage and peripherals - 1.6%
Diebold, Inc.	340,257	8,448,581
		64,147,701
Materials - 7.6%
Chemicals - 4.8%
Eastman Chemical Company	212,447	14,425,151
W.R. Grace & Company	141,739	10,376,712
		24,801,863
Construction materials - 2.8%
Eagle Materials, Inc.	191,477	14,772,451
		39,574,314
Telecommunication services - 2.7%
Diversified telecommunication services - 2.7%
Level 3 Communications, Inc. (I)	273,512	14,083,133
Utilities - 3.6%
Electric utilities - 2.6%
Edison International	172,117	13,368,327
Multi-utilities - 1.0%
CenterPoint Energy, Inc.	227,768	5,466,432
		18,834,759
TOTAL COMMON STOCKS (Cost $483,258,184)		$505,770,283

SHORT-TERM INVESTMENTS - 4.0%
Money market funds - 4.0%
State Street Institutional Liquid Reserves Fund,
Premier Class, 0.4706% (Y)	20,751,359	$20,751,359
TOTAL SHORT-TERM INVESTMENTS (Cost $20,751,359)		$20,751,359
Total Investments (Value Trust) (Cost $504,009,543) - 100.6%		$526,521,642
Other assets and liabilities, net - (0.6%)		(3,275,189)
TOTAL NET ASSETS - 100.0%		$523,246,453

Percentages are based upon net assets.

Footnotes

Key to Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro
HKD	Hong Kong Dollar
KRW	Korean Won
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht

Key to Security Abbreviations and Legend

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
Franklin	Franklin Advisers, Inc./Franklin Mutual Advisers, LLC
FTSE	Financial Times and Stock Exchange
GDR	Global Depositary Receipts
JHAM	John Hancock Asset Management
LIBOR	London Interbank Offered Rate
NVDR	Non Voting Depositary Receipts
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipts
Templeton	Templeton Global Advisors Limited
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(H)	Non-income producing — Issuer and/or security is in default.
(I)	Non-income producing security.
(L)	A portion of the security is on loan as of June 30, 2016.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(O)	The investment is an affiliate of the fund, the advisor and/or the subadvisor.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to Note 11 of the Notes to financial statements.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2016.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

The accompanying notes are an integral part of the financial statements.	205

          601 Congress Street
          Boston MA 02210-2805

JHT0SA-FP0I-6/16

John Hancock

John Hancock

Variable Insurance Trust

Bond Trusts

June 30, 2016

Portfolio of Investments

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 25.3%
U.S. Government - 11.8%
Treasury Inflation Protected Securities
0.375%, 07/15/2025		$4,045,168	$4,166,470
U.S. Treasury Bonds
2.500%, 02/15/2045 to 02/15/2046		21,826,000	22,746,920
3.375%, 05/15/2044		7,355,000	9,072,223
U.S. Treasury Notes
1.625%, 05/15/2026		45,110,000	45,687,949
1.750%, 01/31/2023		2,955,000	3,046,422
2.000%, 07/31/2022 to 02/15/2025		3,700,000	3,873,856
2.375%, 12/31/2020		2,500,000	2,654,298
			91,248,138
U.S. Government Agency - 13.5%
Federal Home Loan Mortgage Corp.
3.000%, 03/01/2043		1,859,856	1,948,408
4.000%, 01/01/2041 to 02/01/2044		3,442,765	3,739,157
4.500%, 09/01/2023 to 10/01/2041		4,869,848	5,331,806
5.000%, 03/01/2041		410,776	455,705
Federal National Mortgage Association
2.394%, 08/01/2034 (P)		1,031,823	1,079,546
2.677%, 07/01/2033 (P)		42,497	44,700
3.000%, TBA (C)		15,250,000	15,820,615
3.000%, 07/01/2027 to 05/01/2043		4,742,543	4,962,808
3.500%, 02/01/2026 to 04/01/2045		12,873,867	13,742,643
4.000%, 10/01/2025 to 09/01/2044		14,924,947	16,204,377
4.500%, 08/01/2040 to 08/01/2041		11,197,300	12,307,832
5.000%, 05/01/2018 to 04/01/2041		7,529,071	8,414,120
5.500%, 02/01/2018 to 11/01/2039		6,524,726	7,390,885
6.000%, 05/01/2035 to 02/01/2036		3,812,574	4,396,807
6.500%, 01/01/2039 to 06/01/2039		1,398,507	1,627,765
7.000%, 04/01/2017 to 06/01/2032		261,838	311,742
7.500%, 09/01/2029 to 08/01/2031		52,613	63,297
Government National
Mortgage Association
4.000%, 02/15/2041		3,973,158	4,296,339
5.000%, 04/15/2035		639,486	717,269
5.500%, 03/15/2035		338,355	387,323
6.000%, 03/15/2033 to 06/15/2033		304,849	355,492
6.500%, 09/15/2028 to 08/15/2031		75,683	89,087
7.000%, 04/15/2029		54,022	64,869
8.000%, 10/15/2026		29,975	35,967
			103,788,559
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $184,339,437)			$195,036,697

FOREIGN GOVERNMENT
OBLIGATIONS - 0.7%
Argentina - 0.3%
City of Buenos Aires
7.500%, 06/01/2027 (S)		250,000	259,375
Provincia de Buenos Aires
7.875%, 06/15/2027 (S)		545,000	561,350
Republic of Argentina
7.500%, 04/22/2026 (S)		500,000	542,000
8.280%, 12/31/2033		329,479	366,710
Republic of Argentina, GDP-Linked Note
4.513%, 12/15/2035 (I)*	ARS	19,532,033	141,508
			1,870,943
Germany - 0.2%
Federal Republic of Germany
6.250%, 01/04/2030	EUR	725,000	1,483,796

Active Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico - 0.1%
Government of Mexico
8.000%, 12/07/2023	MXN	11,861,100	$737,439
Panama - 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	506,540
9.375%, 04/01/2029		130,000	198,900
			705,440
United Kingdom - 0.0%
Government of United Kingdom
6.000%, 12/07/2028	GBP	85,000	177,099
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $4,326,070)			$4,974,717

CORPORATE BONDS - 41.2%
Consumer discretionary - 5.0%
21st Century Fox America, Inc.
6.650%, 11/15/2037		$500,000	656,054
6.750%, 01/09/2038		108,000	137,005
7.750%, 12/01/2045		491,000	717,657
Advance Auto Parts, Inc.
4.500%, 12/01/2023		650,000	698,432
Altice Financing SA
6.500%, 01/15/2022 (S)		215,000	217,150
6.625%, 02/15/2023 (S)		275,000	270,014
American Honda Finance Corp.
1.700%, 02/22/2019		680,000	691,194
AutoNation, Inc.
4.500%, 10/01/2025		320,000	338,650
AutoZone, Inc.
3.125%, 04/21/2026		535,000	548,583
Brinker International, Inc.
3.875%, 05/15/2023		740,000	750,962
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		335,000	350,913
Cengage Learning, Inc.
9.500%, 06/15/2024 (S)		380,000	386,650
Charter Communications Operating LLC
6.484%, 10/23/2045 (S)		505,000	603,348
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022		355,000	355,000
Comcast Corp.
6.550%, 07/01/2039		1,000,000	1,391,777
Dana Holding Corp.
6.000%, 09/15/2023		440,000	446,600
Delphi Automotive PLC
4.250%, 01/15/2026		505,000	550,184
Delphi Corp.
5.000%, 02/15/2023		1,055,000	1,118,300
Eldorado Resorts, Inc.
7.000%, 08/01/2023 (L)		185,000	191,938
Expedia, Inc.
5.000%, 02/15/2026 (S)		965,000	1,000,913
Ford Motor Company
4.750%, 01/15/2043		215,000	226,946
Ford Motor Credit Company LLC
2.551%, 10/05/2018		390,000	397,209
5.875%, 08/02/2021		1,184,000	1,358,087
General Motors Company
4.875%, 10/02/2023		890,000	945,999
6.250%, 10/02/2043		455,000	505,735

The accompanying notes are an integral part of the financial statements.	1

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
General Motors Financial Company, Inc.
3.450%, 04/10/2022	$560,000	$559,674
4.000%, 01/15/2025	745,000	754,134
5.250%, 03/01/2026	385,000	418,727
GLP Capital LP
5.375%, 04/15/2026	365,000	377,775
Grain Spectrum Funding II LLC
3.290%, 10/10/2019 (S)	483,057	483,661
Hyatt Hotels Corp.
3.375%, 07/15/2023	660,000	667,968
International Game Technology PLC
6.500%, 02/15/2025 (S)	245,000	246,838
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)	475,000	415,625
L Brands, Inc.
6.625%, 04/01/2021	650,000	731,250
6.875%, 11/01/2035	240,000	243,000
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	417,000	419,502
Marriott International, Inc.
3.125%, 06/15/2026	500,000	505,797
McGraw-Hill Global Education
Holdings LLC
7.875%, 05/15/2024 (S)	105,000	108,675
MDC Holdings, Inc.
5.500%, 01/15/2024	670,000	663,300
MDC Partners, Inc.
6.500%, 05/01/2024 (S)	185,000	183,613
Midcontinent Communications
6.875%, 08/15/2023 (S)	215,000	220,375
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021	365,000	388,725
Myriad International Holdings BV
5.500%, 07/21/2025 (S)	250,000	260,000
Nemak SAB de CV
5.500%, 02/28/2023 (S)	430,000	446,125
Newell Brands, Inc.
2.150%, 10/15/2018	215,000	217,275
4.200%, 04/01/2026	450,000	488,067
Omnicom Group, Inc.
3.600%, 04/15/2026	410,000	432,047
Pearson Funding Five PLC
3.250%, 05/08/2023 (S)	660,000	645,500
QVC, Inc.
4.375%, 03/15/2023	410,000	412,595
5.125%, 07/02/2022	250,000	269,550
5.450%, 08/15/2034	345,000	319,598
Radio One, Inc.
9.250%, 02/15/2020 (S)	375,000	331,875
Scripps Networks Interactive, Inc.
2.800%, 06/15/2020	600,000	609,469
3.950%, 06/15/2025	620,000	660,443
Seminole Tribe of Florida, Inc.
6.535%, 10/01/2020 (S)	255,000	252,450
Service Corp. International
5.375%, 05/15/2024	450,000	466,875
Sinclair Television Group, Inc.
5.625%, 08/01/2024 (S)	490,000	501,025
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (S)	453,000	476,783
5.375%, 04/15/2025 to 07/15/2026 (S)	850,000	840,650
Time Warner Cable, Inc.
5.500%, 09/01/2041	450,000	472,325

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Time Warner Cable, Inc. (continued)
8.250%, 04/01/2019	$410,000	$476,092
Time Warner Companies, Inc.
7.570%, 02/01/2024	716,000	909,638
Time Warner Entertainment Company LP
8.375%, 07/15/2033	300,000	402,319
Time Warner, Inc.
3.600%, 07/15/2025	400,000	423,461
3.875%, 01/15/2026	865,000	933,075
6.500%, 11/15/2036	377,000	478,342
7.625%, 04/15/2031	451,000	618,992
Toll Brothers Finance Corp.
4.000%, 12/31/2018	600,000	621,900
Under Armour, Inc.
3.250%, 06/15/2026	110,000	111,195
Viacom, Inc.
4.375%, 03/15/2043	642,000	518,905
6.125%, 10/05/2017	750,000	790,580
Vista Outdoor, Inc.
5.875%, 10/01/2023 (S)	361,000	376,343
Waterford Gaming LLC
8.625%, 09/15/2014 (H)(S)	341,969	0
Yum! Brands, Inc.
5.350%, 11/01/2043	600,000	483,000
6.250%, 03/15/2018	155,000	163,913
6.875%, 11/15/2037	292,000	289,080
ZF North America Capital, Inc.
4.750%, 04/29/2025 (S)	345,000	349,526
		38,292,952
Consumer staples - 2.4%
Alliance One International, Inc.
9.875%, 07/15/2021 (L)	750,000	632,813
Anheuser-Busch Companies LLC
6.500%, 02/01/2043	540,000	734,202
Anheuser-Busch InBev Finance, Inc.
4.900%, 02/01/2046	1,345,000	1,575,490
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	325,000	380,014
Constellation Brands, Inc.
4.250%, 05/01/2023	375,000	390,000
4.750%, 11/15/2024	205,000	216,788
CVS Health Corp.
2.875%, 06/01/2026	365,000	373,057
5.125%, 07/20/2045	690,000	855,396
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	1,121,948	1,468,077
Fomento Economico Mexicano SAB
de CV
4.375%, 05/10/2043	1,000,000	1,039,271
Kraft Heinz Foods Company
2.000%, 07/02/2018 (S)	610,000	618,333
4.875%, 02/15/2025 (S)	360,000	394,896
5.200%, 07/15/2045 (S)	470,000	556,933
6.125%, 08/23/2018	817,000	895,981
Molson Coors Brewing Company
1.450%, 07/15/2019	225,000	225,506
3.000%, 07/15/2026	540,000	540,233
PepsiCo, Inc.
1.500%, 02/22/2019	600,000	608,427
Post Holdings, Inc.
7.750%, 03/15/2024 (S)	205,000	224,731
Revlon Consumer Products Corp.
5.750%, 02/15/2021	380,000	366,700

The accompanying notes are an integral part of the financial statements.	2

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Reynolds American, Inc.
4.850%, 09/15/2023	$1,000,000	$1,142,181
SABMiller PLC
6.500%, 07/15/2018 (S)	715,000	784,263
Safeway, Inc.
6.350%, 08/15/2017	164,000	166,870
SUPERVALU, Inc.
7.750%, 11/15/2022 (L)	600,000	500,880
The Kroger Company
7.000%, 05/01/2018	1,105,000	1,210,151
Tops Holding II Corp.
8.750%, 06/15/2018	128,000	111,360
Tops Holding LLC
8.000%, 06/15/2022 (S)	740,000	651,200
Vector Group, Ltd.
7.750%, 02/15/2021	340,000	354,025
Walgreens Boots Alliance, Inc.
1.750%, 05/30/2018	570,000	574,392
Whole Foods Market, Inc.
5.200%, 12/03/2025 (S)	850,000	916,884
		18,509,054
Energy - 5.0%
Anadarko Petroleum Corp.
4.500%, 07/15/2044	400,000	367,612
5.550%, 03/15/2026	800,000	883,842
Apache Corp.
5.100%, 09/01/2040	325,000	338,680
Boardwalk Pipelines LP
3.375%, 02/01/2023	850,000	779,585
BP Capital Markets PLC
2.750%, 05/10/2023	530,000	535,551
Cameron International Corp.
5.950%, 06/01/2041	1,178,000	1,444,299
Cenovus Energy, Inc.
4.450%, 09/15/2042	520,000	415,780
Cimarex Energy Company
4.375%, 06/01/2024	815,000	852,633
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	545,000	627,797
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025	755,000	811,936
ConocoPhillips Company
2.875%, 11/15/2021	450,000	457,948
5.950%, 03/15/2046	575,000	717,434
Continental Resources, Inc.
4.900%, 06/01/2044	400,000	330,000
5.000%, 09/15/2022 (L)	786,000	766,059
DCP Midstream LLC
9.750%, 03/15/2019 (S)	465,000	509,175
DCP Midstream LLC (5.850% to
05/21/2023, then 3 month
LIBOR + 3.850%)
05/21/2043 (S)	355,000	255,600
DCP Midstream Operating LP
2.700%, 04/01/2019	410,000	392,865
3.875%, 03/15/2023	275,000	250,113
Devon Energy Corp.
5.000%, 06/15/2045	600,000	560,075
Devon Financing Company LLC
7.875%, 09/30/2031	874,000	1,017,456
Emera US Finance LP
3.550%, 06/15/2026 (S)	280,000	285,947

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enbridge Energy Partners LP
4.375%, 10/15/2020	$385,000	$395,161
7.500%, 04/15/2038	600,000	706,055
Energen Corp.
4.625%, 09/01/2021	500,000	470,000
Energy Transfer Partners LP
4.150%, 10/01/2020	1,000,000	1,015,041
5.150%, 03/15/2045	515,000	468,262
5.950%, 10/01/2043	300,000	290,066
9.700%, 03/15/2019	330,000	373,622
Enterprise Products Operating LLC
6.650%, 04/15/2018	750,000	815,556
6.875%, 03/01/2033	471,000	570,249
Enterprise Products Operating LLC
(8.375% to 08/08/2016, then 3 month
LIBOR + 3.708%)
08/01/2066	500,000	440,525
Fortive Corp.
3.150%, 06/15/2026 (S)	700,000	720,317
Hess Corp.
5.600%, 02/15/2041	400,000	403,572
Kerr-McGee Corp.
6.950%, 07/01/2024	350,000	404,840
Kinder Morgan Energy Partners LP
5.000%, 10/01/2021	500,000	529,555
7.300%, 08/15/2033	603,000	656,833
7.750%, 03/15/2032	210,000	235,638
Kinder Morgan, Inc.
5.550%, 06/01/2045	640,000	650,438
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	565,000	572,195
Marathon Oil Corp.
6.800%, 03/15/2032	785,000	797,211
MPLX LP
4.000%, 02/15/2025	225,000	204,472
4.875%, 12/01/2024 (S)	160,000	155,933
National Oilwell Varco, Inc.
2.600%, 12/01/2022	600,000	557,742
Newfield Exploration Company
5.625%, 07/01/2024	500,000	500,000
5.750%, 01/30/2022	250,000	253,125
Nexen Energy ULC
6.400%, 05/15/2037	775,000	959,902
Noble Energy, Inc.
4.150%, 12/15/2021	600,000	630,955
Noble Holding International, Ltd.
5.250%, 03/15/2042	500,000	285,000
Occidental Petroleum Corp.
3.400%, 04/15/2026	755,000	796,705
ONEOK Partners LP
6.650%, 10/01/2036	835,000	874,357
Petro-Canada
6.050%, 05/15/2018	745,000	801,227
Petroleos Mexicanos
4.875%, 01/24/2022	375,000	383,344
Plains All American Pipeline LP
4.900%, 02/15/2045	750,000	670,865
Regency Energy Partners LP
5.000%, 10/01/2022	145,000	148,803
5.500%, 04/15/2023	600,000	605,389
5.875%, 03/01/2022	145,000	153,985
Shell International Finance BV
4.375%, 05/11/2045	940,000	1,019,146

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Sinopec Group Overseas Development
2015, Ltd.
3.250%, 04/28/2025 (S)	$550,000	$555,246
Spectra Energy Capital LLC
6.750%, 02/15/2032	589,000	622,534
Summit Midstream Holdings LLC
7.500%, 07/01/2021	150,000	144,000
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,080,000	1,065,395
4.400%, 04/01/2021	500,000	526,954
Teekay Offshore Partners LP
6.000%, 07/30/2019	530,000	427,975
Tesoro Logistics LP
6.125%, 10/15/2021	575,000	595,125
6.375%, 05/01/2024	365,000	382,338
Williams Partners LP
4.300%, 03/04/2024	700,000	658,793
4.875%, 05/15/2023 to 03/15/2024	1,185,000	1,139,281
		38,234,114
Financials - 16.0%
Allied World Assurance Company
Holdings, Ltd.
7.500%, 08/01/2016	505,000	507,302
Ally Financial, Inc.
3.250%, 11/05/2018	470,000	469,413
5.125%, 09/30/2024	680,000	697,850
American Express Bank FSB
6.000%, 09/13/2017	585,000	616,307
American International Group, Inc.
3.900%, 04/01/2026	830,000	855,772
American International Group, Inc.
(6.250% to 03/15/2037, then 3 month
LIBOR + 2.056%)
03/15/2087	100,000	102,000
American Tower Corp.
3.400%, 02/15/2019	380,000	395,705
4.700%, 03/15/2022	375,000	413,873
5.000%, 02/15/2024	670,000	757,316
5.900%, 11/01/2021	800,000	930,966
Aquarius & Investments PLC (6.375% to
09/01/2019, then 5 Year U.S. Swap
Rate +5.210%)
09/01/2024	560,000	583,397
Ares Capital Corp.
3.875%, 01/15/2020	535,000	553,413
Assurant, Inc.
4.000%, 03/15/2023	1,260,000	1,298,336
Assured Guaranty US Holdings, Inc.
5.000%, 07/01/2024 (L)	660,000	717,194
Australia & New Zealand Banking
Group, Ltd. (6.750% to 06/15/2026,
then 5 Year U.S. ISDAFIX + 5.168%)
06/15/2026 (Q)(S)	235,000	242,685
AvalonBay Communities, Inc.
5.700%, 03/15/2017	750,000	772,415
AXA SA
8.600%, 12/15/2030	270,000	369,900
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	215,000	225,256
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)	1,440,000	1,496,088

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp.
3.950%, 04/21/2025	$205,000	$208,433
4.200%, 08/26/2024	370,000	382,643
4.250%, 10/22/2026	400,000	415,055
4.450%, 03/03/2026	810,000	847,631
5.000%, 05/13/2021	1,000,000	1,119,976
6.875%, 04/25/2018	710,000	775,145
7.625%, 06/01/2019	1,065,000	1,233,117
Bank of America Corp. (6.250% to
09/05/2024, then 3 month
LIBOR + 3.705%)
09/05/2024 (Q)	650,000	660,140
Bank of America Corp. (6.300% to
03/10/2026, then 3 month
LIBOR + 4.553%)
03/10/2026 (Q)	320,000	338,800
Bank of America Corp. (8.000% to
01/30/2018, then 3 month
LIBOR + 3.630%)
01/30/2018 (Q)	595,000	591,281
BankUnited, Inc.
4.875%, 11/17/2025	570,000	592,122
Barclays Bank PLC
10.179%, 06/12/2021 (S)	545,000	686,235
Barclays PLC
4.375%, 01/12/2026	500,000	504,850
BPCE SA
4.500%, 03/15/2025 (S)	550,000	549,978
5.700%, 10/22/2023 (S)	540,000	579,183
Capital One Financial Corp.
2.450%, 04/24/2019	395,000	402,003
3.500%, 06/15/2023	1,023,000	1,058,036
4.200%, 10/29/2025	625,000	642,838
Capital One Financial Corp. (5.550% to
06/01/2020, then 3 month
LIBOR + 3.800%)
06/01/2020 (Q)	530,000	523,375
Capital One NA
2.350%, 08/17/2018	410,000	415,831
Citigroup, Inc.
3.500%, 05/15/2023	1,060,000	1,081,902
4.500%, 01/14/2022	1,000,000	1,105,475
4.600%, 03/09/2026	615,000	650,362
Citigroup, Inc. (6.250% to 08/15/2026,
then 3 month LIBOR + 4.517%)
08/15/2026 (Q)	740,000	762,200
CNA Financial Corp.
7.250%, 11/15/2023	190,000	231,563
CNO Financial Group, Inc.
5.250%, 05/30/2025	665,000	684,950
Columbia Property Trust Operating
Partnership LP
4.150%, 04/01/2025	600,000	612,793
Commerzbank AG
8.125%, 09/19/2023 (S)	700,000	817,026
Cooperatieve Rabobank UA (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	608,000	725,040
Credit Acceptance Corp.
6.125%, 02/15/2021	515,000	490,538
Credit Agricole SA
4.375%, 03/17/2025 (S)	600,000	606,292

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Agricole SA (6.625% to
09/23/2019, then 5 Year U.S. Swap
Rate + 4.697%)
09/23/2019 (Q)(S)	$545,000	$494,588
Credit Agricole SA (7.875% to
01/23/2024, then 5 Year U.S. Swap
Rate + 4.898%)
01/23/2024 (Q)(S)	650,000	620,750
Credit Agricole SA (8.125% to
09/19/2018, then 5 Year U.S. Swap
Rate + 6.283%)
09/19/2033 (S)	350,000	374,500
Credit Suisse Group AG (7.500% to
12/11/2023, then 5 Year U.S. Swap
Rate + 4.598%)
12/11/2023 (Q)(S)	340,000	341,700
Credit Suisse Group Funding
Guernsey, Ltd.
4.550%, 04/17/2026 (S)	405,000	421,249
Credito Real SAB de CV
7.500%, 03/13/2019 (S)	525,000	540,750
Crown Castle International Corp.
4.450%, 02/15/2026	495,000	537,653
Crown Castle Towers LLC
4.883%, 08/15/2040 (S)	495,000	539,637
6.113%, 01/15/2040 (S)	620,000	689,677
DDR Corp.
3.500%, 01/15/2021	650,000	669,765
Deutsche Bank AG
4.500%, 04/01/2025	273,000	252,457
Discover Bank
2.600%, 11/13/2018	620,000	629,327
Discover Financial Services
3.950%, 11/06/2024	510,000	522,946
5.200%, 04/27/2022	540,000	592,433
Doric Nimrod Air Alpha 2013-1 Class A
Pass Through Trust
5.250%, 05/30/2025 (S)	294,617	304,928
Doric Nimrod Air Alpha 2013-1 Class B
Pass Through Trust
6.125%, 11/30/2021 (S)	186,477	191,884
Doric Nimrod Air Finance Alpha, Ltd.
2012-1 Class A Pass Through Trust
5.125%, 11/30/2024 (S)	377,860	387,451
Enova International, Inc.
9.750%, 06/01/2021	545,000	429,188
EPR Properties
5.750%, 08/15/2022	500,000	546,438
Equity Commonwealth
5.875%, 09/15/2020	700,000	777,319
ERP Operating LP
3.375%, 06/01/2025	300,000	316,578
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
06/30/2023 (Q)	475,000	448,875
Flagstar Bancorp, Inc.
6.125%, 07/15/2021 (S)	362,000	361,996
FS Investment Corp.
4.000%, 07/15/2019	545,000	550,502
HBOS PLC
6.750%, 05/21/2018 (S)	1,045,000	1,120,870

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
HCP, Inc.
3.875%, 08/15/2024	$800,000	$804,782
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,122,269
Highwoods Realty LP
5.850%, 03/15/2017	240,000	246,795
HSBC Holdings PLC (6.375% to
09/17/2024, then 5 Year
U.S. ISDAFIX + 3.705%)
09/17/2024 (Q)	185,000	174,825
HSBC Holdings PLC (6.875% to
06/01/2021, then 5 Year
U.S. ISDAFIX + 5.514%)
06/01/2021 (Q)	480,000	477,600
ING Bank NV
5.800%, 09/25/2023 (S)	620,000	681,497
ING Groep NV (6.500% to 04/16/2025,
then 5 Year U.S. Swap Rate + 4.446%)
04/16/2025 (Q)	200,000	182,875
Invesco Finance PLC
3.125%, 11/30/2022	850,000	887,118
Iron Mountain, Inc.
5.750%, 08/15/2024	555,000	560,550
6.000%, 08/15/2023	525,000	552,563
Jefferies Group LLC
5.125%, 04/13/2018	600,000	627,570
6.875%, 04/15/2021	725,000	823,455
8.500%, 07/15/2019	810,000	925,698
JPMorgan Chase & Co.
3.200%, 06/15/2026	580,000	596,455
3.375%, 05/01/2023	1,250,000	1,274,593
4.125%, 12/15/2026	600,000	636,054
4.500%, 01/24/2022	1,300,000	1,446,871
4.625%, 05/10/2021	920,000	1,022,547
6.300%, 04/23/2019	1,000,000	1,124,484
JPMorgan Chase & Co. (5.300% to
05/01/2020, then 3 month
LIBOR + 3.800%)
05/01/2020 (Q)	650,000	647,563
JPMorgan Chase & Co. (6.750% to
02/01/2024, then 3 month
LIBOR + 3.780%)
02/01/2024 (Q)	930,000	1,024,163
Kimco Realty Corp.
6.875%, 10/01/2019	755,000	870,646
Legg Mason, Inc.
3.950%, 07/15/2024	660,000	667,474
4.750%, 03/15/2026	825,000	870,393
Leucadia National Corp.
5.500%, 10/18/2023	1,675,000	1,705,549
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)	1,000,000	1,062,643
Liberty Mutual Group, Inc. (7.800% to
03/15/2037, then 3 month LIBOR
+3.576%)
03/15/2087 (S)	540,000	588,600
Liberty Property LP
5.500%, 12/15/2016	800,000	815,290
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,124,403
Lloyds Banking Group PLC
4.650%, 03/24/2026	1,280,000	1,296,785

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Lloyds Banking Group PLC (7.500% to
06/27/2024, then 5 Year U.S. Swap
Rate + 4.760%)
06/27/2024 (Q)	$435,000	$425,213
Loews Corp.
2.625%, 05/15/2023	630,000	635,281
3.750%, 04/01/2026	825,000	874,988
Macquarie Bank, Ltd.
4.875%, 06/10/2025 (S)	660,000	683,613
Macquarie Group, Ltd.
3.000%, 12/03/2018 (S)	650,000	667,560
Manufacturers & Traders Trust Company
(5.629% to 12/01/2016, then 3 month
LIBOR + 6.400%)
12/01/2021	620,000	602,950
Markel Corp.
5.000%, 03/30/2043	1,270,000	1,355,230
5.350%, 06/01/2021	800,000	896,235
MetLife, Inc.
3.000%, 03/01/2025	300,000	303,887
6.400%, 12/15/2066	425,000	453,696
Mizuho Financial Group Cayman 3, Ltd.
4.600%, 03/27/2024 (S)	430,000	468,354
Montpelier Re Holdings, Ltd.
4.700%, 10/15/2022	1,080,000	1,132,739
Morgan Stanley
2.450%, 02/01/2019	365,000	371,853
3.875%, 01/27/2026	360,000	383,282
4.100%, 05/22/2023	900,000	935,790
5.500%, 01/26/2020	435,000	483,850
5.950%, 12/28/2017	565,000	600,822
6.625%, 04/01/2018	470,000	509,553
7.300%, 05/13/2019	1,010,000	1,160,450
Morgan Stanley (5.450% to 07/15/2019,
then 3 month LIBOR + 3.610%)
07/15/2019 (Q)	200,000	192,000
Morgan Stanley (5.550% to 07/15/2020,
then 3 month LIBOR + 3.810%)
07/15/2020 (Q)	400,000	396,240
MPT Operating Partnership LP
6.375%, 02/15/2022	295,000	306,063
6.875%, 05/01/2021	295,000	304,588
MSCI, Inc.
5.250%, 11/15/2024 (S)	50,000	51,125
National Retail Properties, Inc.
3.300%, 04/15/2023	660,000	669,877
Nationstar Mortgage LLC
6.500%, 07/01/2021	385,000	329,175
7.875%, 10/01/2020	405,000	379,688
9.625%, 05/01/2019	195,000	201,825
Nationwide Mutual Insurance Company
2.943%, 12/15/2024 (P)(S)	1,130,000	1,118,700
NewStar Financial, Inc.
7.250%, 05/01/2020	640,000	595,200
Nippon Life Insurance Company (5.100%
to 10/16/2024, then 5 Year
U.S. ISDAFIX + 3.650%)
10/16/2044 (S)	410,000	441,208
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	1,127,000	1,241,765
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025	430,000	436,449
4.950%, 04/01/2024	925,000	962,721

Active Bond Trust (continued)

	Shares or
	Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Omega Healthcare Investors, Inc. (continued)
5.250%, 01/15/2026	$260,000	$274,892
Piedmont Operating Partnership LP
4.450%, 03/15/2024	500,000	517,122
Popular, Inc.
7.000%, 07/01/2019	320,000	313,600
Prudential Financial, Inc. (5.200% to
03/15/2024, then 3 month
LIBOR + 3.040%)
03/15/2044	395,000	387,298
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month
LIBOR + 4.175%)
09/15/2042	391,000	422,769
Quicken Loans, Inc.
5.750%, 05/01/2025 (S)	785,000	757,525
Radian Group, Inc.
5.250%, 06/15/2020	270,000	272,025
7.000%, 03/15/2021	130,000	139,019
Realty Income Corp.
5.375%, 09/15/2017	1,250,000	1,308,230
Royal Bank of Scotland Group PLC
4.800%, 04/05/2026	460,000	467,852
Royal Bank of Scotland Group PLC
(8.000% to 08/10/2025, then 5 Year
U.S. Swap Rate + 5.720%)
08/10/2025 (Q)	300,000	279,750
S&P Global, Inc.
4.000%, 06/15/2025	615,000	671,635
4.400%, 02/15/2026	430,000	482,850
Santander Holdings USA, Inc.
2.700%, 05/24/2019	860,000	862,135
Santander UK Group Holdings PLC
4.750%, 09/15/2025 (S)	445,000	439,224
Sirius International Group, Ltd. (7.506%
to 06/30/2017, then 3 month
LIBOR + 3.200%)
06/30/2017 (Q)(S)	390,000	391,463
SL Green Realty Corp.
7.750%, 03/15/2020	775,000	906,082
Societe Generale SA (8.000% to
09/29/2025, then 5 Year
U.S. ISDAFIX + 5.873%)
09/29/2025 (Q)(S)	505,000	481,972
Societe Generale SA (8.250% to
11/29/2018, then 5 Year U.S. Swap
Rate + 6.394%)
11/29/2018 (Q)	385,000	381,181
Stearns Holdings LLC
9.375%, 08/15/2020 (S)	230,000	216,200
Stifel Financial Corp.
4.250%, 07/18/2024	1,195,000	1,226,131
Sumitomo Mitsui Banking Corp.
2.450%, 01/10/2019	780,000	796,636
Synovus Financial Corp.
7.875%, 02/15/2019	195,000	215,963
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	670,000	910,683
The Bear Stearns Companies LLC
7.250%, 02/01/2018	405,000	441,488

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Charles Schwab Corp. (7.000% to
02/01/2022, then 3 month
LIBOR + 4.820%)
02/01/2022 (Q)	$1,000,000	$1,138,750
The Goldman Sachs Group, Inc.
2.000%, 04/25/2019	360,000	363,805
3.625%, 01/22/2023	1,200,000	1,259,200
3.750%, 05/22/2025	485,000	506,757
4.750%, 10/21/2045	245,000	270,176
5.950%, 01/18/2018	725,000	772,334
The Hartford Financial
Services Group, Inc.
5.500%, 03/30/2020	500,000	564,643
6.625%, 03/30/2040	500,000	645,790
The Hartford Financial Services
Group, Inc. (8.125% to 06/15/2018,
then 3 month LIBOR + 4.603%)
06/15/2068	665,000	711,550
The PNC Financial Services Group, Inc.
(4.850% to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (Q)	475,000	454,813
The PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	615,000	686,432
Ventas Realty LP
3.500%, 02/01/2025	825,000	846,074
3.750%, 05/01/2024	370,000	386,910
VEREIT Operating Partnership LP
2.000%, 02/06/2017	600,000	603,600
4.600%, 02/06/2024	667,000	672,003
Vornado Realty LP
5.000%, 01/15/2022	650,000	708,357
Voya Financial, Inc.
4.800%, 06/15/2046	700,000	698,165
Voya Financial, Inc. (5.650% to
05/15/2023, then 3 month
LIBOR + 3.580%)
05/15/2053	605,000	570,213
Weingarten Realty Investors
3.375%, 10/15/2022	1,050,000	1,070,767
Wells Fargo & Company
3.450%, 02/13/2023	900,000	931,604
4.650%, 11/04/2044	365,000	383,527
Wells Fargo & Company (5.875% to
06/15/2025, then 3 month
LIBOR + 3.990%)
06/15/2025 (Q)	1,060,000	1,130,225
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month
LIBOR + 3.110%)
06/15/2024 (Q)	410,000	421,788
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	482,000	504,293
Welltower, Inc.
3.750%, 03/15/2023	250,000	259,201
Willis Towers Watson PLC
5.750%, 03/15/2021	1,350,000	1,510,059

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
XLIT, Ltd.
5.750%, 10/01/2021	$1,000,000	$1,143,827
		123,156,130
Health care - 2.1%
AbbVie, Inc.
3.600%, 05/14/2025	775,000	812,098
Actavis Funding SCS
3.800%, 03/15/2025	450,000	468,225
Agilent Technologies, Inc.
3.875%, 07/15/2023	670,000	709,509
Anthem, Inc.
6.375%, 06/15/2037	1,000,000	1,264,079
Celgene Corp.
5.000%, 08/15/2045	700,000	771,458
Centene Corp.
6.125%, 02/15/2024 (S)	175,000	186,047
Cigna Corp.
4.500%, 03/15/2021	1,100,000	1,207,690
Covenant Surgical Partners, Inc.
8.750%, 08/01/2019 (S)	239,000	229,440
Express Scripts Holding Company
4.500%, 02/25/2026	865,000	950,794
Fresenius US Finance II, Inc.
4.500%, 01/15/2023 (S)	245,000	250,513
HCA, Inc.
5.250%, 04/15/2025 to 06/15/2026	540,000	563,625
7.500%, 02/15/2022	380,000	432,060
LifePoint Health, Inc.
5.375%, 05/01/2024 (S)	400,000	401,000
Medco Health Solutions, Inc.
7.125%, 03/15/2018	325,000	354,823
MEDNAX, Inc.
5.250%, 12/01/2023 (S)	85,000	86,063
Medtronic, Inc.
4.625%, 03/15/2045	465,000	547,184
Molina Healthcare, Inc.
5.375%, 11/15/2022 (S)	430,000	428,925
Mylan NV
2.500%, 06/07/2019 (S)	360,000	364,780
3.950%, 06/15/2026 (S)	2,000,000	2,023,158
5.250%, 06/15/2046 (S)	250,000	262,522
Mylan, Inc.
2.600%, 06/24/2018	670,000	678,508
Quintiles Transnational Corp.
4.875%, 05/15/2023 (S)	155,000	157,325
Select Medical Corp.
6.375%, 06/01/2021	600,000	576,000
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	49,000	58,724
UnitedHealth Group, Inc.
5.800%, 03/15/2036	540,000	708,496
Universal Health Services, Inc.
4.750%, 08/01/2022 (S)	345,000	350,906
WellCare Health Plans, Inc.
5.750%, 11/15/2020	245,000	252,963
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/2025	1,140,000	1,175,500
		16,272,415
Industrials - 4.2%
AerCap Ireland Capital, Ltd.
4.625%, 10/30/2020	150,000	155,513

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Ahern Rentals, Inc.
7.375%, 05/15/2023 (S)	$575,000	$396,750
Air Canada 2013-1 Class C Pass
Through Trust
6.625%, 05/15/2018 (S)	425,000	434,563
Air Lease Corp.
3.375%, 01/15/2019	520,000	530,400
3.875%, 04/01/2021	360,000	370,800
4.750%, 03/01/2020 (L)	805,000	861,350
5.625%, 04/01/2017	235,000	239,994
Aircastle, Ltd.
5.500%, 02/15/2022	325,000	338,000
6.250%, 12/01/2019	265,000	287,525
7.625%, 04/15/2020	205,000	230,881
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 07/31/2019 (S)	617,577	643,824
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 07/15/2024	445,283	484,245
American Airlines 2015-1 Class B Pass
Through Trust
3.700%, 11/01/2024	649,407	636,419
American Airlines 2016-1 Class A Pass
Through Trust
4.100%, 07/15/2029	280,000	294,700
Ashtead Capital, Inc.
5.625%, 10/01/2024 (S)	210,000	211,050
British Airways 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (S)	735,091	775,888
British Airways 2013-1 Class B Pass
Through Trust
5.625%, 12/20/2021 (S)	206,755	215,283
Builders FirstSource, Inc.
10.750%, 08/15/2023 (S)	315,000	342,563
Casella Waste Systems, Inc.
7.750%, 02/15/2019	295,000	301,084
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 03/15/2019	61,274	62,732
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 08/02/2020	136,884	145,953
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 10/02/2019	31,681	33,582
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 10/19/2023	359,148	402,246
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 10/11/2021	118,310	125,882
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 07/02/2024	466,628	531,372
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 01/02/2020	94,875	101,398
Empresa de Transporte de Pasajeros
Metro SA
4.750%, 02/04/2024 (S)	340,000	365,411

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
EnerSys
5.000%, 04/30/2023 (S)	$145,000	$143,188
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)	290,000	288,550
General Electric Company
1.106%, 08/15/2036 (P)	410,000	343,143
2.700%, 10/09/2022	1,100,000	1,154,608
General Electric Company (5.000% to
01/21/2021, then 3 month
LIBOR + 3.330%)
01/21/2021 (Q)	1,173,000	1,246,313
Huntington Ingalls Industries, Inc.
5.000%, 12/15/2021 to 11/15/2025 (S)	575,000	602,594
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	305,000	334,872
JB Hunt Transport Services, Inc.
3.850%, 03/15/2024	700,000	744,260
Lockheed Martin Corp.
2.900%, 03/01/2025	560,000	578,820
4.700%, 05/15/2046	430,000	505,985
Masco Corp.
4.375%, 04/01/2026	680,000	701,413
4.450%, 04/01/2025	390,000	403,689
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 05/01/2021	263,269	296,836
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)	340,000	146,200
7.500%, 08/08/2016 (Q)(S)	130,000	63,050
Owens Corning
4.200%, 12/15/2022	475,000	506,576
Penske Truck Leasing Company LP
3.375%, 02/01/2022 (S)	745,000	759,836
Prime Security Services Borrower LLC
9.250%, 05/15/2023 (S)	185,000	196,100
Ryder System, Inc.
2.450%, 11/15/2018	900,000	914,603
Safway Group Holding LLC
7.000%, 05/15/2018 (S)	135,000	134,663
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)	251,000	193,270
Stanley Black & Decker, Inc. (5.750% to
12/15/2018, then 3 month
LIBOR + 4.304%)
12/15/2053 (L)	650,000	680,875
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)	2,800,000	1,708,000
Textron, Inc.
7.250%, 10/01/2019	245,000	281,726
The Dun & Bradstreet Corp.
4.375%, 12/01/2022	700,000	717,016
Trinity Industries, Inc.
4.550%, 10/01/2024	695,000	656,343
TTX Co.
4.200%, 07/01/2046 (S)	700,000	732,869
Tutor Perini Corp.
7.625%, 11/01/2018 (L)	580,000	586,525
Tyco Electronics Group SA
2.375%, 12/17/2018	980,000	994,506
4.875%, 01/15/2021	500,000	551,513

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
UAL 2009-1 Pass Through Trust
10.400%, 05/01/2018	$34,471	$35,419
UAL 2009-2A Pass Through Trust
9.750%, 07/15/2018	84,029	86,886
Union Pacific Corp.
4.163%, 07/15/2022	1,137,000	1,279,728
United Airlines 2014-2 Class A Pass
Through Trust
3.750%, 03/03/2028	524,288	554,434
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 03/03/2024	584,832	586,294
United Airlines 2016-1 Class A Pass
Through Trust
3.450%, 01/07/2030	345,000	353,625
United Rentals North America, Inc.
5.500%, 07/15/2025	390,000	384,150
5.750%, 11/15/2024	335,000	337,513
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 10/22/2024	409,709	459,899
Verisk Analytics, Inc.
4.000%, 06/15/2025	910,000	956,235
XPO Logistics, Inc.
6.500%, 06/15/2022 (S)	730,000	696,238
		32,417,771
Information technology - 1.6%
Activision Blizzard, Inc.
6.125%, 09/15/2023 (S)	530,000	576,375
Ancestry.com Holdings LLC, PIK
9.625%, 10/15/2018 (S)	210,000	212,625
Ancestry.com, Inc.
11.000%, 12/15/2020	285,000	304,950
Diamond 1 Finance Corp.
6.020%, 06/15/2026 (S)	1,185,000	1,229,441
7.125%, 06/15/2024 (S)	120,000	125,369
eBay, Inc.
2.500%, 03/09/2018	360,000	366,570
3.800%, 03/09/2022	970,000	1,030,826
Electronic Arts, Inc.
4.800%, 03/01/2026	1,020,000	1,103,965
Fiserv, Inc.
3.850%, 06/01/2025	614,000	656,653
Lam Research Corp.
3.900%, 06/15/2026	225,000	236,685
Match Group, Inc.
6.375%, 06/01/2024 (S)	95,000	99,038
Micron Technology, Inc.
5.875%, 02/15/2022	415,000	390,100
7.500%, 09/15/2023 (S)	200,000	213,820
Microsoft Corp.
4.450%, 11/03/2045	750,000	843,539
Open Text Corp.
5.875%, 06/01/2026 (S)	160,000	160,800
Qorvo, Inc.
6.750%, 12/01/2023 (S)	235,000	244,400
7.000%, 12/01/2025 (S)	205,000	216,275
QUALCOMM, Inc.
3.450%, 05/20/2025	500,000	531,649
Rackspace Hosting, Inc.
6.500%, 01/15/2024 (S)	540,000	534,600
Sixsigma Networks Mexico SA de CV
8.250%, 11/07/2021 (S)	305,000	304,619

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
VeriSign, Inc.
5.250%, 04/01/2025	$400,000	$410,000
Visa, Inc.
3.150%, 12/14/2025	670,000	716,669
4.300%, 12/14/2045	760,000	877,061
Western Digital Corp.
7.375%, 04/01/2023 (S)	360,000	383,400
Zebra Technologies Corp.
7.250%, 10/15/2022 (L)	335,000	355,100
		12,124,529
Materials - 1.5%
Alcoa, Inc.
5.720%, 02/23/2019	560,000	601,642
Allegheny Technologies, Inc.
9.375%, 06/01/2019	720,000	734,400
Anglo American Capital PLC
4.125%, 09/27/2022 (S)	400,000	371,000
ArcelorMittal
10.850%, 06/01/2019	325,000	382,688
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)	331,227	334,539
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	585,000	623,025
Cemex SAB de CV
6.125%, 05/05/2025 (S)	400,000	389,000
Commercial Metals Company
7.350%, 08/15/2018	320,000	338,400
Eastman Chemical Company
4.500%, 01/15/2021	1,000,000	1,090,556
Freeport-McMoRan, Inc.
5.450%, 03/15/2043	500,000	401,250
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	225,000	245,524
Methanex Corp.
5.650%, 12/01/2044	450,000	373,653
Norbord, Inc.
6.250%, 04/15/2023 (S)	315,000	322,875
NOVA Chemicals Corp.
5.000%, 05/01/2025 (S)	610,000	603,900
Platform Specialty Products Corp.
6.500%, 02/01/2022 (L)(S)	680,000	598,400
Rain CII Carbon LLC
8.250%, 01/15/2021 (S)	455,000	368,550
The Chemours Company
6.625%, 05/15/2023	444,000	377,400
The Dow Chemical Company
3.000%, 11/15/2022	270,000	278,635
4.125%, 11/15/2021	1,000,000	1,097,204
The Mosaic Company
4.250%, 11/15/2023	600,000	646,487
The Valspar Corp.
4.200%, 01/15/2022	1,000,000	1,069,847
		11,248,975
Telecommunication services - 1.8%
AT&T, Inc.
4.350%, 06/15/2045	285,000	276,346
4.750%, 05/15/2046	410,000	420,228
CC Holdings GS V LLC
3.849%, 04/15/2023	470,000	501,403
CenturyLink, Inc.
7.600%, 09/15/2039	1,000,000	842,500

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
Columbus International, Inc.
7.375%, 03/30/2021 (S)	$200,000	$211,200
Comcel Trust
6.875%, 02/06/2024 (S)	700,000	682,500
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030	758,000	1,142,133
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)	395,000	329,825
Digicel, Ltd.
6.750%, 03/01/2023 (S)	360,000	306,000
Frontier Communications Corp.
8.875%, 09/15/2020	435,000	464,363
GCI, Inc.
6.875%, 04/15/2025	345,000	349,099
Millicom International Cellular SA
4.750%, 05/22/2020 (S)	420,000	422,100
6.625%, 10/15/2021 (S)	375,000	385,013
MTN Mauritius Investments, Ltd.
4.755%, 11/11/2024 (S)	140,000	134,400
SBA Tower Trust
3.598%, 04/15/2043 (S)	320,000	322,166
Sprint Capital Corp.
6.875%, 11/15/2028	400,000	314,000
T-Mobile USA, Inc.
6.125%, 01/15/2022	350,000	367,063
6.250%, 04/01/2021	360,000	375,523
Telecom Italia Capital SA
7.200%, 07/18/2036	325,000	325,406
Verizon Communications, Inc.
4.272%, 01/15/2036	1,311,000	1,340,166
4.400%, 11/01/2034	400,000	412,677
4.522%, 09/15/2048	978,000	1,010,210
4.672%, 03/15/2055	815,000	823,289
4.862%, 08/21/2046	1,225,000	1,337,760
5.012%, 08/21/2054	696,000	739,106
6.550%, 09/15/2043	41,000	55,138
Wind Acquisition Finance SA
7.375%, 04/23/2021 (S)	310,000	296,825
		14,186,439
Utilities - 1.6%
Arizona Public Service Company
5.500%, 09/01/2035	1,118,000	1,391,890
Beaver Valley II Funding Corp.
9.000%, 06/01/2017 (L)	48,000	48,240
BVPS II Funding Corp.
8.890%, 06/01/2017	5,000	5,165
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	535,000	763,883
Electricite de France SA
3.625%, 10/13/2025 (S)	375,000	391,289
Electricite de France SA (5.250% to
01/29/2023, then 10 Year U.S. Swap
Rate + 3.709%)
01/29/2023 (Q)(S)	450,000	428,625
Empresa Electrica Angamos SA
4.875%, 05/25/2029 (S)	405,000	398,102
Entergy Corp.
4.700%, 01/15/2017	1,000,000	1,014,082
Israel Electric Corp., Ltd.
5.625%, 06/21/2018 (S)	390,000	413,010
6.875%, 06/21/2023 (S)	170,000	201,875
7.250%, 01/15/2019 (S)	350,000	388,938

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
NextEra Energy Capital Holdings, Inc.
2.300%, 04/01/2019	$335,000	$341,494
NiSource Finance Corp.
6.400%, 03/15/2018	268,000	290,101
NRG Energy, Inc.
6.250%, 05/01/2024	845,000	804,339
NRG Yield Operating LLC
5.375%, 08/15/2024	1,320,000	1,313,400
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022	750,000	831,531
PPL Capital Funding, Inc.
3.400%, 06/01/2023	1,160,000	1,210,633
PSEG Power LLC
8.625%, 04/15/2031	736,000	921,504
Southern California Edison Company
(6.250% to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	280,000	308,000
TransAlta Corp.
6.900%, 05/15/2018	1,157,000	1,189,334
W3A Funding Corp.
8.090%, 01/02/2017	94,564	94,567
		12,750,002
TOTAL CORPORATE BONDS (Cost $305,828,078)		$317,192,381

CAPITAL PREFERRED SECURITIES - 0.6%
Financials - 0.6%
BAC Capital Trust XIV, Series G
4.000%, 07/22/2016 (P)(Q)	640,000	478,752
Goldman Sachs Capital II
4.000%, 08/08/2016 (P)(Q)	421,000	315,295
MetLife Capital Trust X (9.250% to
04/08/2033, then 3 month
LIBOR + 5.540%)
04/08/2068 (S)	315,000	432,279
Sovereign Capital Trust VI
7.908%, 06/13/2036	335,000	344,570
State Street Capital Trust IV
1.653%, 06/01/2077 (P)	560,000	467,785
SunTrust Preferred Capital I
4.000%, 08/08/2016 (P)(Q)	425,000	320,875
USB Capital IX
3.500%, 08/08/2016 (P)(Q)	1,045,000	854,288
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month
LIBOR + 2.285%)
05/09/2067 (S)	1,580,000	1,580,000
		4,793,844
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $4,842,312)		$4,793,844

CONVERTIBLE BONDS - 0.0%
Utilities - 0.0%
NRG Yield, Inc.
3.250%, 06/01/2020 (S)	285,000	262,200
TOTAL CONVERTIBLE BONDS (Cost $285,000)		$262,200

TERM LOANS (M) - 0.2%
Consumer staples - 0.1%
The Sun Products Corp.
5.500%, 03/23/2020	367,656	368,115

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
TERM LOANS (M) (continued)
Financials - 0.0%
Walter Investment Management Corp.
4.750%, 12/19/2020	$276,947	$222,250
Industrials - 0.1%
Delta Air Lines, Inc.
3.250%, 10/18/2018	232,398	232,269
WP CPP Holdings LLC
4.500%, 12/28/2019	241,250	232,203
		464,472
Utilities - 0.0%
ExGen Texas Power LLC
5.750%, 09/16/2021	402,711	314,115
TOTAL TERM LOANS (Cost $1,510,120)		$1,368,952

MUNICIPAL BONDS - 0.4%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	1,885,000	2,950,666
TOTAL MUNICIPAL BONDS (Cost $2,068,957)		$2,950,666

COLLATERALIZED MORTGAGE
OBLIGATIONS - 16.9%
Commercial and residential - 13.0%
Adjustable Rate Mortgage Trust,
Series 2005-4, Class 7A12
1.026%, 08/25/2035 (P)	269,393	257,566
American Home
Mortgage Investment Trust
Series 2005-1, Class 1A1,
0.666%, 06/25/2045 (P)	524,157	484,428
Series 2005-1, Class AHM,
2.905%, 06/25/2045 (P)	258,434	253,698
Series 2004-4, Class 5A,
2.905%, 02/25/2045 (P)	576,834	577,005
Americold 2010 LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	1,350,000	1,521,382
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	2,130,000	2,393,068
AOA Mortgage Trust, Series 2015-1177,
Class C 3.110%, 12/13/2029 (P)(S)	545,000	541,650
BAMLL Commercial
Mortgage Securities Trust
Series 2013-DSNY, Class E,
3.034%, 09/15/2026 (P)(S)	320,000	318,617
Series 2014-ICTS, Class D,
2.342%, 06/15/2028 (P)(S)	305,000	289,394
Series 2014-ICTS, Class E,
3.384%, 06/15/2028 (P)(S)	185,000	173,394
Series 2015-200P, Class F,
3.716%, 04/14/2033 (P)(S)	450,000	415,523
Banc of America
Commercial Mortgage Trust
Series 2006-6, Class AJ,
5.421%, 10/10/2045	260,000	259,192
Series 2006-6, Class AM,
5.390%, 10/10/2045	1,350,000	1,361,039
Series 2007-3, Class AJ,
5.539%, 06/10/2049 (P)	500,000	502,529
Series 2007-3, Class AM,
5.539%, 06/10/2049 (P)	1,000,000	1,025,576
Series 2007-3, Class AMF,
5.317%, 06/10/2049	1,000,000	1,023,688

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Banc of America Commercial
Mortgage Trust (continued)
Series 2007-4, Class AM,
5.808%, 02/10/2051 (P)	$610,000	$635,615
Banc of America Merrill Lynch
Commercial Mortgage, Inc.,
Series 2005-5, Class XC IO
0.036%, 10/10/2045 (S)	18,887,158	7,443
Banc of America Mortgage Trust,
Series 2003-I, Class 2A6
2.984%, 10/25/2033 (P)	790,207	797,725
Bayview Commercial Asset Trust
Series 2005-1A, Class A2,
0.796%, 04/25/2035 (P)(S)	558,378	500,507
Series 2005-4A , Class A2,
0.836%, 01/25/2036 (P)(S)	285,175	242,807
Series 2006-2A, Class A2,
0.726%, 07/25/2036 (P)(S)	441,085	371,457
BBCMS Trust
Series 2015, Class C,
2.443%, 02/15/2028 (P)(S)	300,000	293,499
Series 2015-MSQ, Class D,
4.123%, 09/15/2022 (P)(S)	620,000	624,971
Bear Stearns ALT-A Trust
Series 2005-5, Class 1A4,
1.006%, 07/25/2035 (P)	333,627	314,626
Series 2005-7, Class 11A1,
0.986%, 08/25/2035 (P)	511,457	482,745
Bear Stearns Asset
Backed Securities Trust
Series 2004-AC5, Class A1,
5.750%, 10/25/2034 (P)	536,505	535,047
Series 2003-AC4, Class A,
5.500%, 09/25/2033 (P)	778,211	776,578
Bear Stearns Commercial
Mortgage Securities Trust
Series 2004-PWR5, Class X1 IO,
0.716%, 07/11/2042 (S)	2,095,639	29,097
Series 2004-T16, Class X1 IO,
0.505%, 02/13/2046 (S)	1,598,188	9,978
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.656%, 12/25/2036 (P)	954,863	784,874
BHMS Mortgage Trust
Series 2014-ATLS, Class CFX,
4.690%, 07/05/2033 (P)(S)	500,000	499,890
Series 2014-ATLS, Class DFL,
3.463%, 07/05/2033 (P)(S)	545,000	520,133
BLCP Hotel Trust, Series 2014-CLRN,
Class D 2.942%, 08/15/2029 (P)(S)	720,000	693,847
BWAY Mortgage Trust
Series 2013-1515, Class F,
4.058%, 03/10/2033 (P)(S)	655,000	607,881
Series 2014-1710, Class XA IO,
1.023%, 01/13/2035 (S)	9,945,000	480,940
Series 2015-1740, Class D,
3.787%, 01/13/2035 (P)(S)	450,000	433,333
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2,
4.124%, 05/15/2029 (P)(S)	555,000	510,464
Series 2015-JWRZ, Class GL1,
3.285%, 05/15/2029 (P)(S)	500,000	482,633

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
BXHTL Mortgage Trust (continued)
Series 2015-JWRZ, Class GL2,
4.131%, 05/15/2029 (P)(S)	$445,000	$418,532
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class D
3.442%, 12/15/2027 (P)(S)	675,000	658,553
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class F
3.912%, 04/10/2028 (P)(S)	395,000	372,332
CGGS Commercial Mortgage Trust,
Series 2016-RNDA, Class DFX
4.387%, 02/10/2021 (S)	795,000	819,444
CHL Mortgage Pass Through Trust,
Series 2004-HYB2, Class 4A
2.976%, 07/20/2034 (P)	967,270	963,141
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4,
Class AMFX 5.366%, 12/11/2049 (P)	750,000	762,889
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank)
Series 2014-CR15, Class C,
4.763%, 02/10/2047 (P)	800,000	853,940
Series 2015-CR27, Class B,
4.510%, 10/10/2058 (P)	325,000	354,583
Commercial Mortgage Trust
(Deutsche Bank)
Series 2007-C9, Class G,
5.813%, 12/10/2049 (P)(S)	400,000	391,484
Series 2012-CR3, Class XA IO,
2.254%, 10/15/2045	15,464,577	1,304,088
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (P)	275,000	307,440
Series 2012-LC4, Class XA IO,
2.378%, 12/10/2044 (S)	5,526,244	485,565
Series 2013-300P, Class D,
4.540%, 08/10/2030 (P)(S)	595,000	615,466
Series 2013-300P, Class E,
4.540%, 08/10/2030 (P)(S)	700,000	685,679
Series 2013-CR11, Class B,
5.330%, 10/10/2046 (P)	870,000	997,476
Series 2013-CR13, Class C,
4.909%, 12/10/2023 (P)	435,000	463,461
Series 2013-CR6, Class XA IO,
1.624%, 03/10/2046	4,712,945	212,338
Series 2013-LC13, Class B,
5.009%, 08/10/2046 (P)(S)	480,000	540,609
Series 2014-FL4, Class D,
2.897%, 07/13/2031 (P)(S)	695,000	675,147
Series 2014-TWC, Class D,
2.685%, 02/13/2032 (P)(S)	485,000	470,198
Commercial Mortgage Trust (Deutsche
Bank/Morgan Stanley),
Series 2014-PAT, Class D
2.585%, 08/13/2027 (P)(S)	715,000	694,842
Commercial Mortgage Trust (Deutsche
Bank/UBS), Series 2014-UBS2,
Class XA IO 1.404%, 03/10/2047	5,155,472	359,018
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO,
1.901%, 08/15/2045	11,112,355	902,213
Series 2014-CR15, Class XA IO,
1.460%, 02/10/2047	15,856,967	837,256

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Wells
Fargo) (continued)
Series 2014-CR16, Class C,
5.068%, 04/10/2047 (P)	$935,000	$988,892
Core Industrial Trust, Series 2015-CALW,
Class F 3.850%, 02/10/2034 (P)(S)	570,000	552,832
Credit Suisse Commercial Mortgage Trust,
Series 2007-C3, Class AM
5.700%, 06/15/2039 (P)	500,000	505,409
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C1,
Class AX IO 0.595%, 02/15/2038 (S)	2,277,395	3,474
Deutsche Mortgage Securities, Inc.
Mortgage Loan Trust, Series 2004-4,
Class 2AR1 0.716%, 06/25/2034 (P)	236,332	223,778
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2B
0.889%, 07/19/2044 (P)	1,032,261	936,068
FREMF Mortgage Trust
Series 2011-K10, Class B,
4.631%, 11/25/2049 (P)(S)	1,000,000	1,087,396
Series 2011-K11, Class B,
4.572%, 12/25/2048 (P)(S)	875,000	945,520
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX,
3.495%, 12/15/2034 (P)(S)	325,000	323,508
Series 2015-NRF, Class EFX,
3.495%, 12/15/2034 (P)(S)	525,000	503,700
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class XC IO
0.008%, 06/10/2048 (S)	5,281,683	1
GE Commercial Mortgage Corp. Trust,
Series 2007-C1, Class AM
5.606%, 12/10/2049 (P)	400,000	386,954
Great Wolf Trust, Series 2015-WOLF,
Class D 3.934%, 05/15/2034 (P)(S)	765,000	741,058
Greenwich Capital
Commercial Funding Corp.
Series 2006-GG7, Class AM,
5.921%, 07/10/2038 (P)	404,896	404,504
Series 2007-GG11, Class AJ,
6.032%, 12/10/2049 (P)	620,000	622,844
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO,
2.658%, 05/10/2045	10,255,568	825,573
Series 2013-GC10, Class C,
4.285%, 02/10/2046 (P)(S)	859,800	884,009
Series 2015-590M, Class C,
3.932%, 10/10/2035 (P)(S)	580,000	580,363
Series 2016-ICE2, Class D,
6.192%, 03/15/2033 (P)(S)	760,000	757,538
Series 2016-RENT, Class D,
4.202%, 02/10/2029 (P)(S)	610,000	597,015
Series 2005-GG4, Class XC IO,
0.673%, 07/10/2039 (S)	3,009,608	2,224
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO,
2.496%, 08/19/2045	2,092,211	139,796
Series 2005-9, Class 2A1C,
0.888%, 06/20/2035 (P)	413,767	366,957
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (S)	22,695,981	357,030

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
HarborView Mortgage Loan Trust (continued)
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	$23,934,876	$348,659
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	18,218,134	232,664
HILT Mortgage Trust, Series 2014-ORL,
Class D 2.584%, 07/15/2029 (P)(S)	560,000	538,318
Hilton USA Trust
Series 2013-HLF, Class EFL,
4.186%, 11/05/2030 (P)(S)	382,633	381,274
Series 2013-HLT, Class DFX,
4.407%, 11/05/2030 (S)	737,000	741,374
Series 2013-HLT, Class EFX,
4.453%, 11/05/2030 (P)(S)	500,000	503,141
Hudsons Bay Simon JV Trust,
Series 2015-HBFL, Class DFL
4.113%, 08/05/2034 (P)(S)	440,000	425,660
Impac Secured Assets CMN Owner Trust,
Series 2004-4, Class M2
1.256%, 02/25/2035 (P)	430,000	395,095
Impac Secured Assets Trust,
Series 2006-5, Class 2A
0.646%, 12/25/2036 (P)	329,880	306,986
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO,
2.261%, 07/25/2035	8,612,869	681,278
Series 2005-AR8, Class AX2 IO,
2.267%, 05/25/2035	8,902,321	664,112
Series 2005-AR18, Class 1X IO,
2.077%, 10/25/2036	3,143,063	290,271
Series 2005-AR18, Class 2X IO,
1.799%, 10/25/2036	3,790,185	233,952
Irvine Core Office Trust, Series 2013-IRV,
Class XA IO 1.211%, 05/15/2048 (S)	16,535,774	634,221
JPMBB Commercial
Mortgage Securities Trust
Series 2013-C14, Class XA IO,
0.950%, 08/15/2046	11,438,007	350,159
Series 2014-C19, Class C,
4.830%, 04/15/2047 (P)	820,000	834,380
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-CB17, Class AM,
5.464%, 12/12/2043	300,000	292,575
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	2,292,000	2,293,096
Series 2006-LDP8, Class X IO,
0.454%, 05/15/2045	27,972,114	9,220
Series 2007-LD12, Class AM,
6.203%, 02/15/2051 (P)	885,000	917,471
Series 2011-C3A, Class XA IO,
1.046%, 02/15/2046 (S)	18,795,973	597,178
Series 2011-C4, Class XA IO,
1.366%, 07/15/2046 (S)	23,027,618	766,127
Series 2012-HSBC, Class XA IO,
1.582%, 07/05/2032 (S)	11,850,000	903,248
Series 2014-FL5, Class C,
2.534%, 07/15/2031 (P)(S)	985,000	971,570
Series 2014-INN, Class F,
4.442%, 06/15/2029 (P)(S)	500,000	472,403
Series 2014-PHH, Class C,
2.534%, 08/15/2027 (P)(S)	885,000	871,504

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust (continued)
Series 2015-MAR7, Class C,
4.490%, 06/05/2032 (S)	$635,000	$617,157
Series 2015-SG, Class B,
3.192%, 07/15/2036 (P)(S)	525,000	524,672
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class AJ,
5.937%, 06/15/2038 (P)	128,678	128,609
Series 2007-C1, Class AJ,
5.484%, 02/15/2040	500,000	502,749
Series 2007-C7, Class AJ,
6.241%, 09/15/2045 (P)	300,000	300,101
Series 2005-C1, Class XCL IO,
0.302%, 02/15/2040 (S)	1,384,110	4,224
MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2,
1.546%, 11/25/2034 (P)	510,000	494,648
Series 2004-13, Class 2A1,
2.850%, 04/21/2034 (P)	403,027	403,179
Series 2004-8, Class 5A1,
2.760%, 08/25/2034 (P)	984,920	972,638
MASTR Alternative Loans Trust,
Series 2004-4, Class 8A1
6.500%, 05/25/2034	481,571	492,557
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 1A,
1.904%, 10/25/2035 (P)	443,992	428,708
Series 2005-A, Class A1,
0.906%, 03/25/2030 (P)	49,420	47,698
Merrill Lynch Mortgage Trust
Series 2008-C1, Class X IO,
0.360%, 02/12/2051 (S)	28,529,919	116,525
Series 2005-CIP1, Class XC IO,
0.033%, 07/12/2038 (S)	13,367,909	1
Series 2006-C2, Class X IO,
0.547%, 08/12/2043 (S)	33,123,573	6,916
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class AM,
5.419%, 08/12/2048	1,260,000	1,281,896
Series 2007-6, Class AM,
5.526%, 03/12/2051 (P)	975,000	979,748
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2012-C5, Class XA IO,
1.732%, 08/15/2045 (S)	13,813,740	847,049
Series 2012-C6, Class XA IO,
2.065%, 11/15/2045 (S)	11,019,521	764,892
Series 2013-C7, Class C,
4.315%, 02/15/2046 (P)	325,000	325,063
Series 2013-C7, Class XA IO,
1.628%, 02/15/2046	14,630,802	979,458
Series 2014-C18, Class 300D,
5.279%, 08/15/2031	345,000	347,750
Morgan Stanley Capital I Trust
Series 2007-IQ14, Class AM,
5.681%, 04/15/2049 (P)	825,000	823,685
Series 2011-C3, Class XA IO,
1.126%, 07/15/2049 (S)	14,555,355	384,822
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,539,264

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Capital I Trust (continued)
Series 2014-150E, Class D,
4.438%, 09/09/2032 (P)(S)	$1,155,000	$1,142,997
Series 2015, Class XLF1 C,
2.634%, 08/14/2031 (P)(S)	555,000	551,076
Series 2005-IQ9, Class X1 IO,
1.382%, 07/15/2056 (S)	5,675,741	56,917
Series 2005-T17, Class X1 IO,
0.940%, 12/13/2041 (S)	1,874,291	16,303
MortgageIT Trust, Series 2005-2,
Class 1A2 0.776%, 05/25/2035 (P)	313,732	292,221
Multi Security Asset Trust,
Series 2005-RR4A, Class F
5.880%, 11/28/2035 (P)(S)	580,000	553,146
Opteum Mortgage Acceptance Corp.
Asset Backed Pass-Through Certificates
Series 2005-2, Class M2,
0.896%, 04/25/2035 (P)	520,000	476,670
Series 2005-3, Class APT,
0.736%, 07/25/2035 (P)	365,058	352,660
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO,
2.356%, 12/25/2045	4,279,772	412,937
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	29,668	29,719
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.638%, 05/20/2035 (P)	144,852	131,492
Structured Asset Securities Corp.,
Series 1998-RF2, Class A
6.033%, 07/15/2027 (P)(S)	102,817	100,452
TimberStar Trust, Series 2006-1A,
Class A 5.668%, 10/15/2036 (S)	2,300,000	2,310,792
TMSQ Mortgage Trust, Series 2011-1500,
Class D 3.963%, 10/10/2036 (P)(S)	415,000	391,661
UBS Commercial Mortgage Trust,
Series 2012-C1, Class B
4.822%, 05/10/2045	375,000	405,106
UBS-Barclays Commercial
Mortgage Trust, Series 2012-C2,
Class XA IO 1.806%, 05/10/2063 (S)	12,536,064	714,883
VNDO Mortgage Trust,
Series 2013-PENN, Class D
3.947%, 12/13/2029 (P)(S)	709,000	727,931
Wachovia Bank
Commercial Mortgage Trust
Series 2007-C30, Class AJ,
5.413%, 12/15/2043 (P)	500,000	499,213
Series 2007-C31, Class AJ,
5.660%, 04/15/2047 (P)	400,000	400,890
Series 2007-C31, Class AM,
5.591%, 04/15/2047 (P)	930,000	950,296
Series 2005-C17, Class XC IO,
0.363%, 03/15/2042 (S)	869,424	3,755
WaMu Mortgage Pass
Through Certificates
Series 2004-AR8, Class A2,
0.846%, 06/25/2044 (P)	742,827	684,191
Series 2005-AR19, Class A1A2,
0.736%, 12/25/2045 (P)	527,069	457,624
Series 2005-AR2, Class 2A1B,
0.816%, 01/25/2045 (P)	1,204,781	1,082,809

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
WaMu Mortgage Pass Through
Certificates (continued)
Series 2005-AR2, Class 2A3,
0.796%, 01/25/2045 (P)	$296,230	$274,541
Series 2005-AR8, Class 2AB2,
0.866%, 07/25/2045 (P)	1,402,954	1,237,029
Series 2005-AR8, Class 2AB3,
0.806%, 07/25/2045 (P)	708,013	620,319
Washington Mutual Mortgage Pass
Through Certificates, Series 2005-1,
Class 6A1 6.500%, 03/25/2035	309,238	308,141
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C,
2.710%, 03/18/2028 (P)(S)	900,000	886,155
Series 2013-BTC, Class E,
3.668%, 04/16/2035 (P)(S)	570,000	522,100
Series 2015-LC22, Class B,
4.539%, 09/15/2058 (P)	435,000	482,514
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR3,
Class 1A2 2.880%, 03/25/2035 (P)	427,612	424,463
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO,
1.405%, 03/15/2044 (S)	17,279,161	854,038
Series 2012-C10, Class XA IO,
1.729%, 12/15/2045 (S)	7,492,719	579,265
Series 2012-C9, Class XA IO,
2.295%, 11/15/2045 (S)	13,979,295	1,191,271
Series 2013-C15, Class B,
4.629%, 08/15/2046 (P)	125,000	137,805
Series 2013-C16, Class B,
5.149%, 09/15/2046 (P)	275,000	312,970
WFCG Commercial Mortgage Trust,
Series 2015-BXRP, Class D
3.005%, 11/15/2029 (P)(S)	84,360	82,821
		100,545,094
U.S. Government Agency - 3.9%
Federal Home Loan Mortgage Corp.
Series 2013-DN2, Class M1,
1.896%, 11/25/2023 (P)	444,527	446,453
Series 2015-DNA1, Class M2,
2.296%, 10/25/2027 (P)	560,000	559,468
Series 2016-DNA3, Class M2,
2.670%, 12/25/2028 (P)	280,000	281,865
Series 2016-HQA1, Class M2,
3.196%, 09/25/2028 (P)	905,000	913,838
Series 2016-HQA2, Class M2,
2.694%, 11/25/2028 (P)	250,000	251,449
Series 290, Class IO,
3.500%, 11/15/2032	3,199,129	468,050
Series 3387, Class SB IO,
5.986%, 11/15/2037	2,385,334	486,559
Series 3632, Class AP,
3.000%, 02/15/2040	2,336,996	2,448,496
Series 3830, Class NI IO,
4.500%, 01/15/2036	2,640,848	151,769
Series K005, Class AX IO,
1.367%, 11/25/2019	10,472,298	418,740
Series K011, Class X1 IO,
0.293%, 11/25/2020	52,838,564	584,579
Series K014, Class X1 IO,
1.212%, 04/25/2021	9,831,141	492,150

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K015, Class X1 IO,
1.624%, 07/25/2021	$7,921,375	$533,599
Series K018, Class X1 IO,
1.403%, 01/25/2022	4,734,874	294,122
Series K021, Class A2,
2.396%, 06/25/2022	1,000,000	1,038,460
Series K021, Class X1 IO,
1.488%, 06/25/2022	13,231,758	949,762
Series K022, Class X1 IO,
1.278%, 07/25/2022	13,489,281	848,510
Series K026, Class X1 IO,
1.037%, 11/25/2022	10,987,724	587,262
Series K705, Class X1 IO,
1.729%, 09/25/2018	15,182,005	494,775
Series K707, Class X1 IO,
1.535%, 12/25/2018	11,155,445	354,784
Series K710, Class X1 IO,
1.764%, 05/25/2019	5,143,997	216,968
Series KAIV, Class X1 IO,
1.334%, 06/25/2021	25,029,667	1,279,687
Series KS01, Class X1 IO,
1.435%, 01/25/2023	7,689,250	484,647
Series T-41, Class 3A,
5.893%, 07/25/2032 (P)	82,056	88,457
Federal National Mortgage Association
Series 2001-50, Class BA,
7.000%, 10/25/2041	16,501	19,363
Series 2010-135, Class TS IO,
5.574%, 12/25/2040	3,855,841	641,440
Series 2010-15, Class KA,
4.000%, 03/25/2039	701,349	731,786
Series 2011-41, Class KA,
4.000%, 01/25/2041	826,324	869,644
Series 2011-86, Class NA,
4.000%, 01/25/2041	1,488,870	1,542,158
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	3,165,733	449,751
Series 2012-21, Class PA,
2.000%, 03/25/2041	5,628,549	5,702,009
Series 2012-38, Class PA,
2.000%, 09/25/2041	1,557,529	1,587,070
Series 2012-M5, Class X IO,
0.603%, 02/25/2022	19,763,032	550,033
Series 2013-M11, Class SA IO,
6.224%, 01/25/2018	1,467,425	61,639
Series 2002-W3, Class A5,
7.500%, 11/25/2041	110,093	130,050
Government National
Mortgage Association
Series 2008-90, Class IO,
0.761%, 12/16/2050	6,102,072	580,208
Series 2010-147, Class SA IO,
5.732%, 05/20/2040	3,595,300	438,584
Series 2010-85, Class SB IO,
6.166%, 03/16/2040	3,369,829	619,818
Series 2012-114, Class IO,
0.901%, 01/16/2053	2,411,099	160,920
Series 2012-120, Class IO,
0.904%, 02/16/2053	13,744,227	839,365

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
Series 2012-70, Class IO,
0.591%, 08/16/2052	$8,174,939	$275,820
		29,874,107
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $127,525,948)		$130,419,201

ASSET BACKED SECURITIES - 10.5%
ABCLO, Ltd., Series 2007-1A, Class C
4.377%, 04/15/2021 (P)(S)	700,000	699,781
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1
0.896%, 10/25/2035 (P)	1,030,000	941,296
Aircraft Lease Securitisation, Ltd.,
Series 2007-1A, Class G3
0.696%, 05/10/2032 (P)(S)	114,292	113,578
Ally Auto Receivables Trust
Series 2014-2, Class A4,
1.840%, 01/15/2020	1,055,000	1,067,645
Series 2015-1, Class A4,
1.750%, 05/15/2020	770,000	778,754
Ally Master Owner Trust
Series 2012-4, Class A,
1.720%, 07/15/2019	610,000	613,681
Series 2015-3, Class A,
1.630%, 05/15/2020	1,110,000	1,113,257
American Express Credit Account
Master Trust, Series 2014-4, Class A
1.430%, 06/15/2020	1,140,000	1,147,641
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1,
0.856%, 01/25/2036 (P)	900,000	851,677
Series 2005-R3, Class M2,
0.916%, 05/25/2035 (P)	485,000	462,115
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	1,611	1,717
Apidos Cinco CDO, Ltd., Series 2007-CA,
Class D 4.876%, 05/14/2020 (P)(S)	500,000	475,443
Applebee’s Funding LLC, Series 2014-1,
Class A2 4.277%, 09/05/2044 (S)	1,515,000	1,541,942
Arby’s Funding LLC, Series 2015-1A,
Class A2 4.969%, 10/30/2045 (S)	925,350	963,521
Argent Securities, Inc.
Series 2003-W10, Class M1,
1.519%, 01/25/2034 (P)	167,293	154,744
Series 2004-W6, Class M1,
1.271%, 05/25/2034 (P)	98,049	93,072
ARL First LLC, Series 2012-1A, Class A2
3.810%, 12/15/2042 (S)	900,000	860,391
Bank of the West Auto Trust,
Series 2015-1, Class A4
1.660%, 09/15/2020 (S)	920,000	920,116
Battalion CLO, Ltd.
Series 2007-1A, Class D,
2.780%, 07/14/2022 (P)(S)	400,000	390,930
Series 2007-1A, Class E,
4.880%, 07/14/2022 (P)(S)	200,000	188,560
Business Loan Express SBA Loan Trust,
Series 2005-1A, Class A
0.746%, 06/27/2033 (P)(S)	590,773	502,157

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Cabela’s Credit Card Master Note Trust,
Series 2016-1, Class A1
1.780%, 06/15/2022	$1,150,000	$1,156,323
California Republic
Auto Receivables Trust
Series 2014-4, Class A4,
1.840%, 06/15/2020	780,000	785,602
Series 2015-2, Class A4,
1.750%, 01/15/2021	895,000	899,552
Series 2016-2, Class A4,
2.140%, 12/15/2021	345,000	346,306
Capital One Multi-Asset Execution Trust,
Series 2015-A5, Class A5
1.600%, 05/17/2021	1,015,000	1,027,487
CarMax Auto Owner Trust
Series 2015-2, Class A4,
1.800%, 03/15/2021	440,000	444,600
Series 2016-1, Class A4,
1.880%, 06/15/2021	425,000	430,523
Series 2016-2, Class A4,
1.680%, 09/15/2021	495,000	496,639
Centex Home Equity
Series 2004-D, Class AF4,
4.680%, 06/25/2032 (P)	104,778	105,277
Series 2005-A, Class M4,
1.246%, 01/25/2035 (P)	162,145	108,065
Chase Issuance Trust
Series 2015, Class A2A,
1.590%, 02/18/2020	1,125,000	1,136,658
Series 2016-A2, Class A,
1.370%, 06/15/2021	1,025,000	1,030,304
Chrysler Capital Auto Receivables Trust,
Series 2014-BA, Class A4
1.760%, 12/16/2019 (S)	410,000	412,392
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8,
5.650%, 09/20/2019	565,000	597,317
Series 2014-A8, Class A8,
1.730%, 04/09/2020	1,425,000	1,443,475
Citicorp Residential Mortgage Trust,
Series 2007-2, Class A6
6.265%, 06/25/2037 (P)	138,422	142,661
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	1,850,181	1,851,697
CNH Equipment Trust
Series 2015-C, Class A3,
1.660%, 11/16/2020	1,270,000	1,280,975
Series 2016-B, Class A3,
1.630%, 08/16/2021	385,000	387,616
Conseco Financial Corp., Series 1996-10,
Class M1 7.240%, 11/15/2028 (P)	542,852	574,524
ContiMortgage Home Equity Loan Trust,
Series 1995-2, Class A5
8.100%, 08/15/2025	7,803	6,367
Countrywide Asset-Backed
Certificates Trust, Series 2004-10,
Class AF5B 5.613%, 02/25/2035 (P)	341,707	344,707
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB4, Class M1,
0.866%, 07/25/2035 (P)	259,825	253,884
Series 2006-MH1, Class B1,
5.340%, 10/25/2036 (P)(S)	2,560,000	2,283,457

Active Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Cronos Containers Program, Ltd.,
Series 2013-1A, Class A
3.080%, 04/18/2028 (S)	$1,230,000	$1,175,873
CSMC Trust, Series 2006-CF2, Class M1
0.916%, 05/25/2036 (P)(S)	321,733	316,962
DB Master Finance LLC, Series 2015-1A,
Class A2II 3.980%, 02/20/2045 (S)	1,308,438	1,343,634
Discover Card Execution Note Trust,
Series 2016-A1, Class A1
1.640%, 07/15/2021	2,150,000	2,178,335
Driven Brands Funding LLC,
Series 2015-1A, Class A2
5.216%, 07/20/2045 (S)	666,650	666,558
Encore Credit Receivables Trust,
Series 2005-2, Class M2
1.136%, 11/25/2035 (P)	525,864	514,300
EquiFirst Mortgage Loan Trust,
Series 2004-3, Class M3
1.421%, 12/25/2034 (P)	334,449	301,568
Equity One ABS, Inc.
Series 2004-1, Class M2,
5.615%, 04/25/2034 (P)	143,729	130,671
Series 2004-1, Class M3,
5.760%, 04/25/2034 (P)	303,746	187,029
Ford Credit Auto Owner Trust
Series 2014-1, Class B,
2.410%, 11/15/2025 (S)	720,000	726,219
Series 2015-A, Class A4,
1.640%, 06/15/2020	535,000	539,364
Series 2015-B, Class A4,
1.580%, 08/15/2020	555,000	558,909
Series 2016-B, Class A4,
1.520%, 08/15/2021	270,000	271,128
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A,
1.490%, 09/15/2019	1,040,000	1,045,018
Series 2014-4, Class A1,
1.400%, 08/15/2019	1,455,000	1,457,247
FRS I LLC, Series 2013-1A, Class B
3.960%, 04/15/2043 (S)	897,117	894,071
GM Financial Automobile Leasing Trust
Series 2015-1, Class A4,
1.730%, 06/20/2019	300,000	301,881
Series 2015-2, Class A4,
1.850%, 07/22/2019	985,000	992,730
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class A1
1.650%, 05/15/2020 (S)	625,000	625,831
Golden Knight CDO, Ltd.,
Series 2007-2A, Class D
2.028%, 04/15/2019 (P)(S)	600,000	583,347
GSAA Home Equity Trust,
Series 2005-11, Class 3A1
0.716%, 10/25/2035 (P)	330,308	309,568
GSAA Trust, Series 2005-10, Class M3
0.996%, 06/25/2035 (P)	519,404	503,829
GSRPM Mortgage Loan Trust,
Series 2006-1, Class A1
0.746%, 03/25/2035 (P)(S)	911,264	895,128
HarbourView CLO VI, Ltd.,
Series 2006-1, Class D
4.330%, 12/27/2019 (P)(S)	500,000	496,746

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Hertz Vehicle Financing LLC,
Series 2016-3, Class A
2.270%, 07/25/2020 (S)	$550,000	$554,166
Home Equity Asset Trust
Series 2005-1, Class M4,
1.466%, 05/25/2035 (P)	440,000	424,038
Series 2005-3, Class M4,
1.406%, 08/25/2035 (P)	345,000	319,689
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4,
1.310%, 10/15/2020	1,640,000	1,645,979
Series 2015-2, Class A4,
1.470%, 08/23/2021	810,000	815,010
Series 2015-3, Class A4,
1.560%, 10/18/2021	827,000	835,212
Series 2016-2, Class A4,
1.620%, 08/15/2022	690,000	695,813
John Deere Owner Trust
Series 2014-B, Class A4,
1.500%, 06/15/2021	850,000	853,413
Series 2015, Class AA4,
1.650%, 12/15/2021	425,000	427,781
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
1.496%, 02/25/2034 (P)	105,349	100,744
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A,
0.966%, 06/25/2035 (P)	308,832	296,209
Series 2005-WMC1, Class M1,
1.196%, 09/25/2035 (P)	366,698	347,872
Miramax LLC, Series 2014-1A, Class A2
3.340%, 07/20/2026 (S)	388,740	390,123
Mountain View CLO II, Ltd.,
Series 2006-2A, Class B
1.031%, 01/12/2021 (P)(S)	500,000	479,902
MVW Owner Trust
Series 2014-1A, Class A,
2.250%, 09/20/2031 (S)	194,300	191,231
Series 2015-1A, Class A,
2.520%, 12/20/2032 (S)	473,933	473,634
Nantucket CLO, Ltd., Series 2006-1A,
Class B 1.081%, 11/24/2020 (P)(S)	321,614	320,409
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV4
0.726%, 09/25/2036 (P)	637,913	595,916
Nautique Funding, Ltd., Series 2006-1A,
Class D 4.628%, 04/15/2020 (P)(S)	500,000	478,243
New Century Home Equity Loan Trust
Series 2005-1, Class M1,
1.121%, 03/25/2035 (P)	750,000	696,876
Series 2005-2, Class M2,
0.896%, 06/25/2035 (P)	1,090,000	1,035,686
Nissan Auto Receivables Owner Trust,
Series 2016-B, Class A4
1.540%, 10/17/2022	370,000	371,461
Nissan Master
Owner Trust Receivables Trust,
Series 2015-A, Class A2
1.440%, 01/15/2020	1,165,000	1,169,064
Octagon Investment Partners XI, Ltd.,
Series 2007-1A, Class B
1.412%, 08/25/2021 (P)(S)	500,000	472,657

Active Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Option One Mortgage Loan Trust,
Series 2004-1, Class M1
1.346%, 01/25/2034 (P)	$426,477	$396,716
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934%, 08/25/2035 (P)	710,000	712,573
Saxon Asset Securities Trust,
Series 2006-2, Class A3C
0.596%, 09/25/2036 (P)	813,001	773,110
Shasta CLO, Ltd., Series 2007-1A,
Class B2L 4.184%, 04/20/2021 (P)(S)	500,000	477,209
Shinnecock CLO, Series 2006-1A,
Class D 2.428%, 07/15/2018 (P)(S)	600,000	578,314
Sierra Timeshare Receivables
Funding LLC, Series 2014-2A, Class A
2.050%, 06/20/2031 (S)	398,644	397,839
Sonic Capital LLC, Series 2016-1A,
Class A2 4.472%, 05/20/2046 (S)	314,738	318,766
Soundview Home Loan Trust,
Series 2005-CTX1, Class M2
0.886%, 11/25/2035 (P)	310,000	294,895
Specialty Underwriting & Residential
Finance Trust, Series 2006-BC1,
Class A2D 0.746%, 12/25/2036 (P)	1,060,000	1,045,165
Structured Asset Investment Loan Trust,
Series 2005-2, Class M2
1.181%, 03/25/2035 (P)	790,000	743,104
Structured Asset Securities Corp. Trust,
Series 2005-AR1, Class M1
0.876%, 09/25/2035 (P)	345,000	329,524
SunTrust Auto Receivables Trust,
Series 2015-1, Class A4
1.780%, 01/15/2021 (S)	915,000	921,568
Synchrony Credit Card Master Note Trust,
Series 2016-1, Class A
2.040%, 03/15/2022	570,000	580,431
Taco Bell Funding LLC
Series 2016-1A, Class A2I,
3.832%, 05/25/2046 (S)	745,000	754,089
Series 2016-1A, Class A2II,
4.377%, 05/25/2046 (S)	700,000	714,700
TAL Advantage V LLC, Series 2014-1A,
Class A 3.510%, 02/22/2039 (S)	958,333	934,977
Toyota Auto Receivables Owner Trust
Series 2014-C, Class A4,
1.440%, 04/15/2020	400,000	402,152
Series 2015-B, Class A4,
1.740%, 09/15/2020	740,000	748,401
Series 2016-B, Class A4,
1.520%, 08/16/2021	435,000	437,857
VB-S1 Issuer LLC, Series 2016-1A,
Class F 6.901%, 06/15/2046 (S)	250,000	248,032
Volkswagen Credit Auto Master Trust,
Series 2014-1A, Class A2
1.400%, 07/22/2019 (S)	675,000	670,967
Wendys Funding LLC
Series 2015-1A, Class A2I,
3.371%, 06/15/2045 (S)	1,265,438	1,272,397
Series 2015-1A, Class A2II,
4.080%, 06/15/2045 (S)	595,500	613,901
Westgate Resorts LLC
Series 2013-1A, Class B,
3.750%, 08/20/2025 (S)	121,709	121,671

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Westgate Resorts LLC (continued)
Series 2014-1A, Class A,
2.150%, 12/20/2026 (S)	$744,947	$736,104
Series 2014-1A, Class B,
3.250%, 12/20/2026 (S)	480,880	474,268
Series 2014-AA, Class A,
6.250%, 10/20/2026 (S)	219,655	218,776
Series 2015-1A, Class A,
2.750%, 05/20/2027 (S)	410,142	408,372
Series 2015-2A, Class B,
4.000%, 07/20/2028 (S)	859,297	854,338
Series 2016-1A, Class A,
3.500%, 12/20/2028 (S)	351,040	349,069
World Omni Auto Receivables Trust,
Series 2016-A, Class A3
1.770%, 09/15/2021	1,145,000	1,161,327
TOTAL ASSET BACKED SECURITIES (Cost $80,913,913)		$81,126,112

PREFERRED SECURITIES - 0.5%
Consumer staples - 0.0%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	2,216	192,792
Financials - 0.3%
Discover Financial Services, 6.500%	13,900	367,516
FNB Corp. (7.250% to 02/15/2024, then
3 month LIBOR + 4.600%)	11,950	367,090
GMAC Capital Trust I, 6.411% (P)	34,200	848,844
Regions Financial Corp., 6.375%	8,726	233,508
The Goldman Sachs Group, Inc. (5.500%
to 05/10/2023, then
3 month LIBOR + 3.640%)	14,525	384,622
Wells Fargo & Company,
Series L, 7.500%	210	272,832
		2,474,412
Industrials - 0.0%
Glasstech, Inc., Series A (I)	1	602
Utilities - 0.2%
Dominion Resources, Inc., 6.375%	13,532	701,499
Exelon Corp., 6.500%	6,077	299,839
		1,001,338
TOTAL PREFERRED SECURITIES (Cost $3,614,658)		$3,669,144

SECURITIES LENDING COLLATERAL - 0.6%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	424,841	4,251,381
TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,251,343)		$4,251,381

SHORT-TERM INVESTMENTS - 5.0%
Money market funds - 4.2%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2499% (Y)	32,239,868	$32,239,868
U.S. Government Agency - 0.4%
Federal Home Loan Bank Discount Note,
0.079%, 07/01/2016 *	$2,826,000	$2,826,000

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement - 0.4%
Barclays Tri-Party Repurchase Agreement
dated 06/30/2016 at 0.400% to be
repurchased at $2,614,029 on
07/01/2016, collateralized by
$2,614,600 U.S. Treasury Notes,
1.375% due 10/31/2020 (valued at
$2,666,315, including interest)	$2,614,000	$2,614,000
Repurchase Agreement with State
Street Corp. dated 06/30/2016 at
0.030% to be repurchased at $416,000
on 07/01/2016, collateralized by
$410,000 U.S. Treasury Inflation
Indexed Notes, 0.125% due 04/15/2019
(valued at $427,425, including interest)	416,000	416,000
		3,030,000
TOTAL SHORT-TERM INVESTMENTS (Cost $38,095,868)		$38,095,868
Total Investments (Active Bond Trust)
(Cost $757,601,704) - 101.9%		$784,141,163
Other assets and liabilities, net - (1.9%)		(14,254,501)
TOTAL NET ASSETS - 100.0%		$769,886,662

Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 39.5%
U.S. Government - 12.8%
Treasury Inflation Protected Securities
0.375%, 07/15/2025	$95,918,895	$98,795,215
U.S. Treasury Bonds
2.500%, 02/15/2045 to 02/15/2046	169,517,000	176,672,813
3.125%, 11/15/2041	150,545,000	177,948,857
3.375%, 05/15/2044	152,300,000	187,858,547
U.S. Treasury Notes
1.000%, 06/30/2019	92,730,000	93,523,305
1.625%, 05/15/2026	223,389,000	226,251,060
1.750%, 09/30/2019 to 01/31/2023	187,090,000	192,926,160
		1,153,975,957
U.S. Government Agency - 26.7%
Federal Home Loan Bank 1.125%, 04/25/2018	16,000,000	16,130,416
Federal Home Loan Mortgage Corp.
2.375%, 01/13/2022	12,500,000	13,241,063
3.000%, 02/01/2043 to 05/01/2046	129,336,913	135,177,273
3.500%, 02/01/2026 to 02/01/2045	146,778,612	156,660,134
4.000%, 09/01/2041 to 11/01/2043	56,087,886	60,815,258
4.500%, 08/01/2040 to 10/01/2041	76,994,469	84,555,358
5.000%, 09/01/2040 to 03/01/2041	21,869,576	24,304,194
5.500%, 05/01/2039	5,435,300	6,138,280
Federal National Mortgage Association
1.570%, 01/09/2020	109,075,000	109,100,196
2.625%, 09/06/2024	8,300,000	8,933,888
3.000%, 09/01/2027 to 04/01/2043	145,623,784	150,743,657
3.500%, 02/01/2026 to 04/01/2045	418,029,681	446,661,248
4.000%, 05/01/2025 to 06/01/2044	547,843,827	596,385,245
4.500%, 01/01/2027 to 05/01/2042	309,271,487	339,700,969
5.000%, 02/01/2033 to 12/01/2041	132,617,608	148,074,187
5.500%, 10/01/2035 to 03/01/2041	40,325,914	45,786,965

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
6.500%, 01/01/2039	$12,340,957	$14,348,594
Government National Mortgage Association
3.500%, 04/20/2046	15,189,342	16,141,806
4.000%, 10/15/2039 to 11/15/2041	15,722,921	17,004,613
		2,389,903,344
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $3,431,158,922)		$3,543,879,301

CORPORATE BONDS - 40.6%
Consumer discretionary - 4.7%
AutoNation, Inc.
4.500%, 10/01/2025	6,050,000	6,402,606
Brinker International, Inc.
2.600%, 05/15/2018	9,353,000	9,463,955
Charter Communications Operating LLC
6.484%, 10/23/2045 (S)	14,260,000	17,037,106
Delphi Automotive PLC
4.250%, 01/15/2026	11,940,000	13,008,299
Delphi Corp.
5.000%, 02/15/2023	27,240,000	28,874,400
Expedia, Inc.
5.000%, 02/15/2026 (S)	22,525,000	23,363,290
Ford Motor Company
4.750%, 01/15/2043	8,470,000	8,940,619
Ford Motor Credit Company LLC
2.551%, 10/05/2018	11,390,000	11,600,544
5.875%, 08/02/2021	32,919,000	37,759,179
General Motors Company
4.875%, 10/02/2023	23,865,000	25,366,586
General Motors Financial Company, Inc.
3.450%, 04/10/2022	18,925,000	18,913,986
4.000%, 01/15/2025	18,400,000	18,625,584
5.250%, 03/01/2026	9,165,000	9,967,872
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	12,631,000	12,706,786
Newell Brands, Inc.
2.150%, 10/15/2018	6,010,000	6,073,604
4.200%, 04/01/2026	10,530,000	11,420,775
O’Reilly Automotive, Inc.
3.550%, 03/15/2026	9,415,000	9,876,495
Omnicom Group, Inc.
3.600%, 04/15/2026	9,565,000	10,079,329
QVC, Inc.
4.375%, 03/15/2023	12,905,000	12,986,676
5.125%, 07/02/2022	9,060,000	9,768,501
5.450%, 08/15/2034	11,775,000	10,908,007
Scripps Networks Interactive, Inc.
3.950%, 06/15/2025	16,250,000	17,309,988
Seminole Tribe of Florida, Inc.
6.535%, 10/01/2020 (S)	100,000	99,000
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (S)	26,481,000	27,871,253
Time Warner Cable, Inc.
8.250%, 04/01/2019	15,105,000	17,539,941
Time Warner, Inc.
3.600%, 07/15/2025	9,570,000	10,131,300
3.875%, 01/15/2026	22,920,000	24,723,781
6.500%, 11/15/2036	8,901,000	11,293,696

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Under Armour, Inc.
3.250%, 06/15/2026	$2,590,000	$2,618,133
		424,731,291
Consumer staples - 2.8%
Anheuser-Busch InBev Finance, Inc.
4.900%, 02/01/2046	34,470,000	40,377,055
Beam Suntory, Inc.
1.750%, 06/15/2018	25,000,000	25,173,550
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	26,963,000	31,527,135
CVS Health Corp.
2.875%, 06/01/2026	8,540,000	8,728,512
5.125%, 07/20/2045	17,015,000	21,093,564
Kraft Heinz Foods Company
2.000%, 07/02/2018 (S)	18,065,000	18,311,768
4.875%, 02/15/2025 (S)	8,105,000	8,890,650
5.200%, 07/15/2045 (S)	12,080,000	14,314,365
Molson Coors Brewing Company
1.450%, 07/15/2019	5,300,000	5,311,914
3.000%, 07/15/2026	12,760,000	12,765,500
Pernod Ricard SA
5.750%, 04/07/2021 (S)	11,632,000	13,404,682
Reynolds American, Inc.
2.300%, 06/12/2018	11,505,000	11,691,174
Walgreens Boots Alliance, Inc.
1.750%, 05/30/2018	13,475,000	13,578,838
Whole Foods Market, Inc.
5.200%, 12/03/2025 (S)	20,580,000	22,199,378
		247,368,085
Energy - 4.4%
Anadarko Petroleum Corp.
8.700%, 03/15/2019	14,675,000	16,735,693
Boardwalk Pipelines LP
5.500%, 02/01/2017	5,820,000	5,908,220
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025	17,965,000	19,319,777
Continental Resources, Inc.
3.800%, 06/01/2024	2,545,000	2,220,513
5.000%, 09/15/2022 (L)	18,425,000	17,957,558
DCP Midstream LLC
9.750%, 03/15/2019 (S)	14,925,000	16,342,875
DCP Midstream Operating LP
2.500%, 12/01/2017	6,856,000	6,701,740
3.875%, 03/15/2023	6,220,000	5,657,090
Emera US Finance LP
3.550%, 06/15/2026 (S)	6,930,000	7,077,179
Enbridge Energy Partners LP
4.375%, 10/15/2020	8,922,000	9,157,478
Energy Transfer Partners LP
2.500%, 06/15/2018	7,425,000	7,390,719
5.150%, 03/15/2045	12,840,000	11,674,731
9.700%, 03/15/2019	10,360,000	11,729,457
EnLink Midstream Partners LP
4.150%, 06/01/2025	6,725,000	6,200,712
Enterprise Products Operating LLC
6.500%, 01/31/2019	32,015,000	35,851,710
6.650%, 04/15/2018	6,845,000	7,443,308
Enterprise Products Operating LLC (8.375% to
08/01/2016, then 3 month LIBOR + 3.708%)
08/01/2066	16,460,000	14,502,083
Kerr-McGee Corp.
6.950%, 07/01/2024	12,690,000	14,678,345

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	$6,675,000	$7,489,931
Kinder Morgan, Inc.
5.550%, 06/01/2045	14,470,000	14,705,991
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	18,780,000	19,019,145
MPLX LP
4.000%, 02/15/2025	5,585,000	5,075,458
Northwest Pipeline LLC
6.050%, 06/15/2018	23,354,000	24,587,582
Occidental Petroleum Corp.
3.400%, 04/15/2026	10,330,000	10,900,619
ONEOK Partners LP
3.200%, 09/15/2018	10,580,000	10,706,008
Petroleos Mexicanos
4.875%, 01/24/2022	8,950,000	9,149,138
Shell International Finance BV
4.375%, 05/11/2045	26,885,000	29,148,663
Sunoco Logistics Partners Operations LP
4.400%, 04/01/2021	11,925,000	12,567,841
Williams Partners LP
4.875%, 05/15/2023 to 03/15/2024	34,730,000	33,397,640
		393,297,204
Financials - 16.8%
American Express Company
3.625%, 12/05/2024	10,435,000	10,707,124
American Tower Corp.
3.400%, 02/15/2019	12,115,000	12,615,713
4.700%, 03/15/2022	11,995,000	13,238,402
Aquarius & Investments PLC (6.375% to
09/01/2019, then 5 Year U.S. Swap
Rate + 5.210%)
09/01/2024	13,270,000	13,824,421
Ares Capital Corp.
3.875%, 01/15/2020	15,750,000	16,292,052
Assured Guaranty US Holdings, Inc.
5.000%, 07/01/2024 (L)	18,655,000	20,271,586
Australia & New Zealand Banking Group, Ltd.
(6.750% to 06/15/2026, then 5 Year
U.S. ISDAFIX + 5.168%)
06/15/2026 (Q)(S)	5,540,000	5,721,158
AXA SA
8.600%, 12/15/2030	2,020,000	2,767,400
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	7,350,000	7,700,595
Bank of America Corp.
3.950%, 04/21/2025	5,180,000	5,266,744
4.200%, 08/26/2024	10,300,000	10,651,951
4.250%, 10/22/2026	10,435,000	10,827,742
4.450%, 03/03/2026	19,155,000	20,044,903
6.875%, 04/25/2018	19,066,000	20,815,363
Bank of Montreal
1.400%, 04/10/2018	14,025,000	14,086,976
Barclays Bank PLC
6.050%, 12/04/2017 (S)	18,450,000	19,321,689
10.179%, 06/12/2021 (S)	17,215,000	21,676,198
Barclays PLC
4.375%, 01/12/2026	11,935,000	12,050,770
BPCE SA
4.500%, 03/15/2025 (S)	17,505,000	17,504,300
5.700%, 10/22/2023 (S)	15,445,000	16,565,720

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Capital One Bank USA NA
2.300%, 06/05/2019	$24,797,000	$25,119,683
Capital One Financial Corp.
2.450%, 04/24/2019	9,940,000	10,116,216
4.200%, 10/29/2025	14,865,000	15,289,262
Capital One NA
2.350%, 08/17/2018	12,840,000	13,022,598
Citigroup, Inc.
4.500%, 01/14/2022	19,730,000	21,811,022
4.600%, 03/09/2026	14,540,000	15,376,035
CNA Financial Corp.
7.250%, 11/15/2023	4,438,000	5,408,817
Credit Agricole SA
4.375%, 03/17/2025 (S)	14,955,000	15,111,818
Credit Agricole SA (8.125% to 09/19/2018,
then 5 Year U.S. Swap Rate + 6.283%)
09/19/2033 (S)	13,025,000	13,936,750
Crown Castle International Corp.
4.450%, 02/15/2026	11,865,000	12,887,371
Crown Castle Towers LLC
4.883%, 08/15/2040 (S)	25,984,000	28,327,110
6.113%, 01/15/2040 (S)	19,877,000	22,110,831
Discover Bank
2.600%, 11/13/2018	18,510,000	18,788,446
8.700%, 11/18/2019	16,975,000	19,988,283
Discover Financial Services
3.950%, 11/06/2024	13,890,000	14,242,584
5.200%, 04/27/2022	15,235,000	16,714,303
Doric Nimrod Air Alpha 2013-1 Class A Pass
Through Trust
5.250%, 05/30/2025 (S)	6,938,999	7,181,864
Doric Nimrod Air Alpha 2013-1 Class B Pass
Through Trust
6.125%, 11/30/2021 (S)	6,455,198	6,642,398
Doric Nimrod Air Finance Alpha, Ltd. 2012-1
Class A Pass Through Trust
5.125%, 11/30/2024 (S)	11,320,371	11,607,727
EPR Properties
4.500%, 04/01/2025	14,435,000	14,321,830
ERP Operating LP
3.375%, 06/01/2025	3,935,000	4,152,448
FS Investment Corp.
4.000%, 07/15/2019	16,320,000	16,484,750
HBOS PLC
6.750%, 05/21/2018 (S)	31,463,000	33,747,308
Highwoods Realty LP
5.850%, 03/15/2017	15,850,000	16,298,761
HSBC Holdings PLC (6.375% to 09/17/2024,
then 5 Year U.S. ISDAFIX + 3.705%)
09/17/2024 (Q)	7,190,000	6,794,550
HSBC Holdings PLC (6.875% to 06/01/2021,
then 5 Year U.S. ISDAFIX + 5.514%)
06/01/2021 (Q)	11,750,000	11,691,250
ING Bank NV
5.800%, 09/25/2023 (S)	18,415,000	20,241,565
Jefferies Group LLC
6.875%, 04/15/2021	15,325,000	17,406,135
8.500%, 07/15/2019	8,390,000	9,588,402
JPMorgan Chase & Co.
3.200%, 06/15/2026	13,615,000	14,001,271
4.625%, 05/10/2021	24,630,000	27,375,358

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (6.750% to
02/01/2024, then 3 month LIBOR + 3.780%)
02/01/2024 (L)(Q)	$25,790,000	$28,401,238
Leucadia National Corp.
5.500%, 10/18/2023	19,450,000	19,804,729
Lloyds Banking Group PLC
4.650%, 03/24/2026	31,040,000	31,447,028
Macquarie Bank, Ltd.
4.875%, 06/10/2025 (S)	19,595,000	20,296,050
Manufacturers & Traders Trust Company
(5.629% to 12/01/2016, then 3 month
LIBOR + 6.400%)
12/01/2021	23,610,000	22,960,725
MetLife, Inc.
6.400%, 12/15/2066	13,020,000	13,899,110
Mizuho Financial Group Cayman 3, Ltd.
4.600%, 03/27/2024 (S)	12,950,000	14,105,088
Morgan Stanley
2.450%, 02/01/2019	8,955,000	9,123,130
3.875%, 01/27/2026	12,575,000	13,388,250
5.500%, 01/26/2020	15,440,000	17,173,897
7.300%, 05/13/2019	27,030,000	31,056,389
MUFG Union Bank NA
2.625%, 09/26/2018	21,780,000	22,256,917
Nippon Life Insurance Company (5.100% to
10/16/2024, then 5 Year
U.S. ISDAFIX + 3.650%)
10/16/2044 (S)	13,980,000	15,044,102
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025	10,235,000	10,388,505
4.950%, 04/01/2024	10,275,000	10,694,004
5.250%, 01/15/2026	6,280,000	6,639,706
Prudential Financial, Inc. (5.200% to
03/15/2024, then 3 month LIBOR + 3.040%)
03/15/2044	9,390,000	9,206,895
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month LIBOR + 4.175%)
09/15/2042	19,670,000	21,268,188
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	19,624,000	23,401,620
Royal Bank of Scotland Group PLC
4.800%, 04/05/2026	10,755,000	10,938,588
S&P Global, Inc.
4.000%, 06/15/2025	18,130,000	19,799,592
4.400%, 02/15/2026	12,410,000	13,935,263
Santander Holdings USA, Inc.
2.700%, 05/24/2019	20,280,000	20,330,335
3.450%, 08/27/2018	11,565,000	11,804,615
Stifel Financial Corp.
4.250%, 07/18/2024	11,940,000	12,251,049
Sumitomo Mitsui Banking Corp.
2.450%, 01/10/2019	20,362,000	20,796,281
SunTrust Bank
7.250%, 03/15/2018	10,935,000	11,918,385
Teachers Insurance & Annuity Association of
America
6.850%, 12/16/2039 (S)	21,405,000	29,094,275
The Goldman Sachs Group, Inc.
2.000%, 04/25/2019	8,990,000	9,085,015
3.750%, 05/22/2025	24,645,000	25,750,575
4.750%, 10/21/2045	8,335,000	9,191,505

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Hartford Financial Services Group, Inc.
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.603%)
06/15/2068	$18,325,000	$19,607,750
The PNC Financial Services Group, Inc.
(4.850% to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (Q)	12,182,000	11,664,265
The PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	7,640,000	8,527,386
Ventas Realty LP
3.500%, 02/01/2025	20,000,000	20,510,880
3.750%, 05/01/2024	8,765,000	9,165,596
VEREIT Operating Partnership LP
2.000%, 02/06/2017	22,865,000	23,002,190
4.600%, 02/06/2024	19,901,000	20,050,258
Wells Fargo & Company
4.650%, 11/04/2044	8,645,000	9,083,820
Wells Fargo & Company (5.875% to
06/15/2025, then 3 month LIBOR + 3.990%)
06/15/2025 (Q)	25,820,000	27,530,575
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month LIBOR + 3.110%)
06/15/2024 (Q)	9,665,000	9,942,869
Wells Fargo & Company, Series K (7.980% to
03/15/2018, then 3 month LIBOR + 3.770%)
03/15/2018 (Q)	12,598,000	13,180,658
Welltower, Inc.
3.750%, 03/15/2023	5,975,000	6,194,898
4.000%, 06/01/2025	23,365,000	24,568,251
4.125%, 04/01/2019	11,080,000	11,722,873
		1,507,940,871
Health care - 2.0%
AbbVie, Inc.
3.600%, 05/14/2025	20,165,000	21,130,278
Actavis Funding SCS
3.800%, 03/15/2025	11,090,000	11,539,145
Baxalta, Inc.
2.000%, 06/22/2018	8,780,000	8,784,478
Celgene Corp.
5.000%, 08/15/2045	16,385,000	18,057,630
Express Scripts Holding Company
4.500%, 02/25/2026	20,435,000	22,461,825
Medco Health Solutions, Inc.
7.125%, 03/15/2018	17,850,000	19,487,987
Medtronic, Inc.
4.625%, 03/15/2045	10,840,000	12,755,851
Mylan NV
2.500%, 06/07/2019 (S)	8,430,000	8,541,934
3.950%, 06/15/2026 (S)	28,080,000	28,405,138
Universal Health Services, Inc.
4.750%, 08/01/2022 (S)	8,705,000	8,854,030
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/2025	16,160,000	16,663,885
		176,682,181
Industrials - 4.3%
Air Lease Corp.
3.375%, 01/15/2019	13,815,000	14,091,300
3.875%, 04/01/2021	8,645,000	8,904,350
4.750%, 03/01/2020 (L)	6,835,000	7,313,450

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Air Lease Corp. (continued)
5.625%, 04/01/2017	$5,610,000	$5,729,213
America West Airlines 2000-1 Pass
Through Trust
8.057%, 01/02/2022	1,469,041	1,645,326
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 01/15/2027	6,368,883	6,719,171
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 07/15/2024	13,173,661	14,326,356
American Airlines 2015-1 Class A Pass
Through Trust
3.375%, 11/01/2028	33,818,204	34,027,877
American Airlines 2016-1 Class AA Pass
Through Trust
3.575%, 07/15/2029	14,125,000	14,933,233
British Airways 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (S)	24,331,047	25,681,421
British Airways 2013-1 Class B Pass
Through Trust
5.625%, 12/20/2021 (S)	6,539,056	6,808,792
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 07/02/2019	1,398,484	1,422,118
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 03/15/2019	653,003	668,544
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 08/02/2020	3,299,051	3,517,613
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 10/19/2023	12,450,473	13,944,530
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 07/02/2024	1,875,315	2,135,515
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 01/02/2020	1,894,867	2,025,139
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 10/15/2020	5,480,521	5,836,755
General Electric Company
1.106%, 08/15/2036 (P)	9,945,000	8,323,299
General Electric Company (5.000% to
01/21/2021, then 3 month LIBOR + 3.330%)
01/21/2021 (Q)	22,403,000	23,803,188
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	9,460,000	10,386,512
Lockheed Martin Corp.
2.900%, 03/01/2025	13,522,000	13,976,434
4.700%, 05/15/2046	11,890,000	13,991,082
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 05/01/2021	919,306	1,036,518
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)	13,620,000	5,856,600
7.500%, 08/08/2016 (Q)(S)	5,620,000	2,725,700
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	12,205,000	12,429,779
3.375%, 02/01/2022 (S)	23,555,000	24,024,074

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Textron, Inc.
7.250%, 10/01/2019	$8,640,000	$9,935,171
Trinity Industries, Inc.
4.550%, 10/01/2024	20,370,000	19,236,980
UAL 2009-2A Pass Through Trust
9.750%, 07/15/2018	3,941,264	4,075,267
United Airlines 2014-2 Class A Pass
Through Trust
3.750%, 03/03/2028	15,990,776	16,910,246
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 03/03/2024	6,656,626	6,673,267
United Airlines 2016-1 Class A Pass
Through Trust
3.450%, 01/07/2030	8,040,000	8,241,000
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 10/22/2024	3,253,971	3,652,583
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 04/01/2026	9,805,189	11,226,942
Verisk Analytics, Inc.
4.000%, 06/15/2025	21,500,000	22,592,372
		388,827,717
Information technology - 2.2%
Activision Blizzard, Inc.
6.125%, 09/15/2023 (S)	12,235,000	13,305,563
Diamond 1 Finance Corp.
3.480%, 06/01/2019 (S)	23,135,000	23,699,725
6.020%, 06/15/2026 (S)	27,890,000	28,935,959
eBay, Inc.
2.500%, 03/09/2018	8,435,000	8,588,939
3.800%, 03/09/2022	10,575,000	11,238,127
Electronic Arts, Inc.
4.800%, 03/01/2026	24,110,000	26,094,711
Lam Research Corp.
3.900%, 06/15/2026	8,885,000	9,346,416
Micron Technology, Inc.
7.500%, 09/15/2023 (S)	4,825,000	5,158,408
Microsoft Corp.
4.450%, 11/03/2045	17,960,000	20,199,935
Visa, Inc.
3.150%, 12/14/2025	17,295,000	18,499,683
4.300%, 12/14/2045	18,365,000	21,193,724
Western Digital Corp.
7.375%, 04/01/2023 (S)	8,610,000	9,169,650
		195,430,840
Materials - 0.5%
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	17,090,000	18,200,850
Glencore Finance Canada, Ltd.
3.600%, 01/15/2017 (S)	20,580,000	20,590,290
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	9,460,000	10,322,903
		49,114,043
Telecommunication services - 1.7%
AT&T, Inc.
4.450%, 04/01/2024	19,175,000	21,000,326
4.750%, 05/15/2046	9,810,000	10,054,720
CC Holdings GS V LLC
3.849%, 04/15/2023	13,135,000	14,012,615

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
Qwest Corp.
6.750%, 12/01/2021	$27,530,000	$29,732,400
SBA Tower Trust
3.598%, 04/15/2043 (S)	10,620,000	10,691,890
Telecom Italia Capital SA
7.200%, 07/18/2036	8,275,000	8,285,344
Verizon Communications, Inc.
4.400%, 11/01/2034	10,050,000	10,368,505
4.672%, 03/15/2055	9,855,000	9,955,225
4.862%, 08/21/2046	29,080,000	31,756,785
5.012%, 08/21/2054	10,386,000	11,029,247
		156,887,057
Utilities - 1.2%
Beaver Valley II Funding Corp.
9.000%, 06/01/2017 (L)	357,000	358,785
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	10,885,000	11,530,110
Commonwealth Edison Company
2.150%, 01/15/2019	9,930,000	10,128,193
Constellation Energy Group, Inc.
5.150%, 12/01/2020	11,220,000	12,488,174
Electricite de France SA
3.625%, 10/13/2025 (S)	9,045,000	9,437,897
Electricite de France SA (5.250% to
01/29/2023, then 10 Year U.S. Swap
Rate + 3.709%)
01/29/2023 (Q)(S)	19,320,000	18,402,300
NextEra Energy Capital Holdings, Inc.
2.300%, 04/01/2019	7,740,000	7,890,048
2.400%, 09/15/2019	9,760,000	9,964,423
Oncor Electric Delivery Company LLC
2.950%, 04/01/2025	14,420,000	15,011,335
Southern California Edison Company (6.250%
to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	8,285,000	9,113,500
W3A Funding Corp.
8.090%, 01/02/2017	53,263	53,264
		104,378,029
TOTAL CORPORATE BONDS (Cost $3,535,103,090)		$3,644,657,318

CAPITAL PREFERRED SECURITIES - 0.4%
Financials - 0.4%
MetLife Capital Trust IV (7.875% to
12/15/2032, then 3 month LIBOR + 3.960%)
12/15/2067 (S)	3,265,000	3,893,513
MetLife Capital Trust X (9.250% to
04/08/2033, then 3 month LIBOR + 5.540%)
04/08/2068 (S)	10,535,000	14,457,317
State Street Capital Trust IV
1.653%, 06/01/2077 (P)	13,150,000	10,984,590
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month LIBOR + 2.285%)
05/09/2067 (S)	7,350,000	7,350,000
		36,685,420
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $35,516,101)		$36,685,420

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.5%
Commercial and residential - 0.2%
BBCMS Trust, Series 2015-SLP, Class C
2.443%, 02/15/2028 (P)(S)	$8,055,000	$7,880,447
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class A2
2.954%, 12/15/2047	4,810,000	5,033,435
WFCG Commercial Mortgage Trust,
Series 2015-BXRP, Class D
3.005%, 11/15/2029 (P)(S)	2,149,168	2,109,959
		15,023,841
U.S. Government Agency - 1.3%
Federal Home Loan Mortgage Corp.
Series 2016-DNA3, Class M2,
2.670%, 12/25/2028 (P)	5,210,000	5,244,701
Series 2016-HQA2, Class M2,
2.694%, 11/25/2028 (P)	5,905,000	5,939,233
Series 288, Class IO, 3.000%, 10/15/2027	1,785,681	181,126
Series 290, Class IO, 3.500%, 11/15/2032	2,245,236	328,490
Series 3833, Class LI IO,
1.839%, 10/15/2040	51,140,332	3,215,939
Series 4136, Class IH IO,
3.500%, 09/15/2027	1,381,617	148,740
Series K017, Class X1 IO,
1.411%, 12/25/2021	101,945,571	6,154,719
Series K018, Class X1 IO,
1.403%, 01/25/2022	113,480,800	7,049,234
Series K021, Class X1 IO,
1.488%, 06/25/2022	23,643,963	1,697,140
Series K022, Class X1 IO,
1.278%, 07/25/2022	339,497,169	21,355,221
Series K026, Class X1 IO,
1.037%, 11/25/2022	170,001,261	9,086,074
Series K038, Class X1 IO,
1.192%, 03/25/2024	249,596,797	18,107,674
Series K048, Class X1 IO,
0.256%, 06/25/2025	166,798,388	3,379,969
Series K707, Class X1 IO,
1.535%, 12/25/2018	119,410,356	3,797,691
Series K709, Class X1 IO,
1.523%, 03/25/2019	94,385,370	3,317,636
Series K710, Class X1 IO,
1.764%, 05/25/2019	127,472,464	5,376,636
Series K711, Class X1 IO,
1.697%, 07/25/2019	273,470,822	11,793,894
Federal National Mortgage Association,
Series 2012-137, Class WI IO
3.500%, 12/25/2032	1,324,222	188,130
Government National Mortgage Association
Series 2012-114, Class IO,
0.901%, 01/16/2053	47,731,044	3,185,637
Series 2013-6, Class AI IO,
3.500%, 08/20/2039	48,718,352	6,220,978
		115,768,862
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $130,958,030)		$130,792,703

ASSET BACKED SECURITIES - 15.7%
Ally Auto Receivables Trust
Series 2014-2, Class A4,
1.840%, 01/15/2020	27,360,000	27,687,940
Series 2015-1, Class A4,
1.750%, 05/15/2020	18,525,000	18,735,607

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Ally Master Owner Trust
Series 2012-4, Class A, 1.720%, 07/15/2019	$10,220,000	$10,281,672
Series 2015-3, Class A, 1.630%, 05/15/2020	27,900,000	27,981,853
American Express Credit Account
Master Trust, Series 2014-4, Class A
1.430%, 06/15/2020	28,685,000	28,877,273
BA Credit Card Trust, Series 2015-A2,
Class A 1.360%, 09/15/2020	41,115,000	41,362,915
Bank of the West Auto Trust
Series 2014-1, Class A4,
1.650%, 03/16/2020 (S)	16,380,000	16,453,549
Series 2015-1, Class A4,
1.660%, 09/15/2020 (S)	22,825,000	22,827,871
Cabela’s Credit Card Master Note Trust
Series 2013-2A, Class A1,
2.170%, 08/16/2021 (S)	10,710,000	10,890,305
Series 2015-1A, Class A1,
2.260%, 03/15/2023	3,135,000	3,213,483
Series 2016-1, Class A1,
1.780%, 06/15/2022	27,162,500	27,311,848
California Republic Auto Receivables Trust
Series 2014-4, Class A4,
1.840%, 06/15/2020	18,570,000	18,703,370
Series 2015-2, Class A4,
1.750%, 01/15/2021	22,285,000	22,398,337
Series 2016-2, Class A4,
2.140%, 12/15/2021	8,180,000	8,210,971
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7,
5.750%, 07/15/2020	12,480,000	13,208,891
Series 2014-A5, Class A,
1.480%, 07/15/2020	45,700,000	45,998,311
Series 2015-A5, Class A5,
1.600%, 05/17/2021	25,240,000	25,550,513
CarMax Auto Owner Trust
Series 2015-2, Class A4,
1.800%, 03/15/2021	10,975,000	11,089,733
Series 2016-1, Class A4,
1.880%, 06/15/2021	10,260,000	10,393,335
Series 2016-2, Class A4,
1.680%, 09/15/2021	11,525,000	11,563,166
Chase Issuance Trust
Series 2014-A7, Class A,
1.380%, 11/15/2019	31,978,000	32,144,343
Series 2015, Class A2A,
1.590%, 02/18/2020	29,105,000	29,406,601
Series 2015-A5, Class A,
1.360%, 04/15/2020	47,755,000	48,041,258
Series 2016-A2, Class A,
1.370%, 06/15/2021	24,205,000	24,330,249
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A4,
1.760%, 12/16/2019 (S)	8,000,000	8,046,670
Series 2015-AA, Class A4,
1.550%, 02/18/2020 (S)	35,345,000	35,292,827
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8,
5.650%, 09/20/2019	17,115,000	18,093,951
Series 2014-A8, Class A8,
1.730%, 04/09/2020	34,765,000	35,215,721
CNH Equipment Trust
Series 2015-C, Class A3,
1.660%, 11/16/2020	31,405,000	31,676,399

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
CNH Equipment Trust (continued)
Series 2016-B, Class A3,
1.630%, 08/16/2021	$9,000,000	$9,061,143
DB Master Finance LLC, Series 2015-1A,
Class A2II 3.980%, 02/20/2045 (S)	32,938,063	33,824,096
Discover Card Execution Note Trust,
Series 2016-A1, Class A1
1.640%, 07/15/2021	50,115,000	50,775,471
Ford Credit Auto Owner Trust
Series 2015-A, Class A4,
1.640%, 06/15/2020	13,420,000	13,529,460
Series 2015-B, Class A4,
1.580%, 08/15/2020	13,810,000	13,907,267
Series 2016-B, Class A4,
1.520%, 08/15/2021	6,335,000	6,361,476
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A, 1.490%, 09/15/2019	25,960,000	26,085,257
Series 2014-4, Class A1,
1.400%, 08/15/2019	35,760,000	35,815,221
Series 2015-1, Class A1,
1.420%, 01/15/2020	29,125,000	29,180,608
GM Financial Automobile Leasing Trust
Series 2015-1, Class A4,
1.730%, 06/20/2019	7,740,000	7,788,521
Series 2015-2, Class A4,
1.850%, 07/22/2019	24,361,000	24,552,178
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class A1
1.650%, 05/15/2020 (S)	15,635,000	15,655,787
Hertz Vehicle Financing LLC, Series 2016-3,
Class A 2.270%, 07/25/2020 (S)	13,069,000	13,168,000
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4,
1.310%, 10/15/2020	42,515,000	42,670,001
Series 2015-1, Class A4,
1.320%, 11/16/2020	20,360,000	20,440,192
Series 2015-2, Class A4,
1.470%, 08/23/2021	20,085,000	20,209,226
Series 2015-3, Class A4,
1.560%, 10/18/2021	20,250,000	20,451,078
Series 2016-2, Class A4,
1.620%, 08/15/2022	16,120,000	16,255,805
Huntington Auto Trust, Series 2015-1,
Class A4 1.640%, 06/15/2021	12,280,000	12,338,998
Hyundai Auto Receivables Trust,
Series 2015-A, Class A4
1.370%, 07/15/2020	19,100,000	19,199,387
John Deere Owner Trust
Series 2014-B, Class A4,
1.500%, 06/15/2021	20,870,000	20,953,791
Series 2015, Class AA4,
1.650%, 12/15/2021	10,555,000	10,624,061
MVW Owner Trust, Series 2014-1A, Class A
2.250%, 09/20/2031 (S)	4,688,683	4,614,634
Nissan Auto Receivables Owner Trust
Series 2015-A, Class A4,
1.500%, 09/15/2021	42,370,000	42,606,997
Series 2016-B, Class A4,
1.540%, 10/17/2022	8,655,000	8,689,172
Nissan Master Owner Trust Receivables Trust,
Series 2015-A, Class A2
1.440%, 01/15/2020	29,325,000	29,427,294

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
SunTrust Auto Receivables Trust,
Series 2015-1, Class A4
1.780%, 01/15/2021 (S)	$22,805,000	$22,968,701
Synchrony Credit Card Master Note Trust,
Series 2016-1, Class A 2.040%, 03/15/2022	13,425,000	13,670,676
Taco Bell Funding LLC, Series 2016-1A,
Class A2I 3.832%, 05/25/2046 (S)	17,510,000	17,723,622
Toyota Auto Receivables Owner Trust
Series 2014-C, Class A4,
1.440%, 04/15/2020	13,395,000	13,467,062
Series 2015-B, Class A4,
1.740%, 09/15/2020	19,030,000	19,246,032
Series 2016-B, Class A4,
1.520%, 08/16/2021	10,275,000	10,342,489
USAA Auto Owner Trust, Series 2015-1,
Class A4 1.540%, 11/16/2020	14,890,000	15,017,892
Volkswagen Credit Auto Master Trust,
Series 2014-1A, Class A2
1.400%, 07/22/2019 (S)	16,680,000	16,580,334
Wendys Funding LLC, Series 2015-1A,
Class A2I 3.371%, 06/15/2045 (S)	30,876,675	31,046,497
Westgate Resorts LLC
Series 2014-1A, Class A,
2.150%, 12/20/2026 (S)	3,655,243	3,611,855
Series 2016-1A, Class A,
3.500%, 12/20/2028 (S)	7,429,540	7,387,840
World Omni Auto Receivables Trust,
Series 2016-A, Class A3
1.770%, 09/15/2021	26,825,000	27,207,500
TOTAL ASSET BACKED SECURITIES (Cost $1,404,244,546)		$1,411,444,583

SECURITIES LENDING COLLATERAL - 0.4%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	3,802,844	38,055,056
TOTAL SECURITIES LENDING
COLLATERAL (Cost $38,054,324)		$38,055,056

SHORT-TERM INVESTMENTS - 1.9%
U.S. Government Agency - 0.9%
Federal Home Loan Bank Discount Note,
0.079%, 07/01/2016 *	$80,844,000	$80,844,000
Repurchase agreement - 1.0%
Barclays Tri-Party Repurchase Agreement
dated 06/30/2016 at 0.400% to be
repurchased at $74,760,831 on 07/01/2016,
collateralized by $47,635,900 U.S. Treasury
Bonds, 3.750% due 11/15/2043 (valued at
$63,318,520, including interest) and
$12,818,700 U.S. Treasury Notes, 1.000%
due 03/15/2018 (valued at $12,937,627,
including interest)	$74,760,000	74,760,000

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement (continued)
Repurchase Agreement with State Street Corp.
dated 06/30/2016 at 0.030% to be
repurchased at $11,911,010 on 07/01/2016,
collateralized by $11,655,000 U.S. Treasury
Inflation Index Notes, 0.125% due
04/15/2019 (valued at $12,150,338,
including interest)	$11,911,000	$11,911,000
		86,671,000
TOTAL SHORT-TERM INVESTMENTS (Cost $167,515,000)		$167,515,000
Total Investments (Bond Trust) (Cost $8,742,550,013) - 100.0%		$8,973,029,381
Other assets and liabilities, net - 0.0%		1,802,114
TOTAL NET ASSETS - 100.0%		$8,974,831,495

Core Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 61.1%
U.S. Government - 29.6%
U.S. Treasury Bonds
2.500%, 02/15/2046 to 05/15/2046	$30,587,000	$31,889,763
2.875%, 08/15/2045	11,957,000	13,430,138
U.S. Treasury Notes
0.625%, 06/30/2018	14,802,000	14,808,942
0.750%, 01/31/2018	12,920,000	12,955,827
0.875%, 11/30/2017 to 06/15/2019	169,459,000	170,305,451
1.000%, 05/15/2018 to 06/30/2021	40,638,000	40,868,498
1.250%, 06/30/2023	9,955,000	10,007,881
1.375%, 01/31/2021 to 04/30/2021	45,357,000	46,157,666
1.625%, 11/30/2020 to 05/15/2026	23,703,000	24,097,797
2.125%, 06/30/2021	16,929,000	17,835,633
		382,357,596
U.S. Government Agency - 31.5%
Federal Home Loan Mortgage Corp.
2.540%, 07/01/2042 (P)	1,058,560	1,094,899
2.760%, 08/01/2044 (P)	2,321,652	2,412,497
3.094%, 02/01/2045 (P)	1,054,874	1,112,778
3.135%, 02/01/2041 (P)	883,896	925,854
3.500%, TBA (C)	29,900,000	31,460,194
3.500%, 11/01/2029 to 06/01/2046	50,114,292	53,643,645
3.500%, 01/01/2046 (C)	847,029	905,186
4.000%, 10/01/2029 to 06/01/2046	25,377,690	27,684,132
4.500%, 08/01/2020	3,891,722	4,008,990
5.000%, 06/01/2044	1,360,317	1,548,423
Federal National Mortgage Association
1.202%, 10/09/2019 (Z)	4,005,000	3,849,141
2.429%, 02/01/2042 (P)	2,449,836	2,561,132
2.431%, 06/01/2042 (P)	974,101	1,008,851
2.609%, 05/01/2038 (P)	1,956,377	2,058,533
2.722%, 01/01/2045 (P)	66,813	69,419
2.744%, 01/01/2045 (P)	1,797,958	1,870,417
2.827%, 05/01/2043 (P)	604,949	636,990
3.000%, TBA (C)	24,100,000	24,993,657
3.000%, 12/01/2042 to 06/01/2043	11,190,989	11,719,016
3.185%, 10/01/2043 (P)	261,654	273,632
3.500%, TBA (C)	5,600,000	5,903,078
3.500%, 12/01/2029 to 05/01/2046	74,782,830	80,118,395

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
3.500%, 07/01/2030 to 03/01/2044 (C)	$1,104,569	$1,184,084
4.000%, TBA (C)	7,300,000	7,801,912
4.000%, 03/01/2029 to 04/01/2046	37,627,695	40,932,675
4.373%, 04/01/2040 (P)	952,492	1,009,997
4.500%, 01/01/2020 to 02/01/2046	11,979,596	13,192,834
5.000%, 01/01/2040	1,285,640	1,472,710
Government National Mortgage Association
3.000%, TBA (C)	28,200,000	29,378,094
3.500%, TBA (C)	17,000,000	18,015,363
4.000%, 10/15/2041 to 06/20/2046	18,652,095	20,102,979
4.500%, 03/15/2041 to 02/20/2046	7,478,254	8,251,081
5.000%, 11/20/2045	232,674	260,358
Tennessee Valley Authority
2.875%, 09/15/2024	4,045,000	4,390,843
4.250%, 09/15/2065	912,000	1,071,324
		406,923,113
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $778,931,667)		$789,280,709

FOREIGN GOVERNMENT
OBLIGATIONS - 2.3%
Canada - 0.4%
Province of Ontario
1.250%, 06/17/2019	1,497,000	1,501,223
1.625%, 01/18/2019	2,085,000	2,113,971
2.500%, 04/27/2026	1,240,000	1,277,632
		4,892,826
Israel - 0.1%
Government of Israel
4.500%, 01/30/2043	765,000	856,678
Jordan - 0.2%
Hashemite Kingdom of Jordan
2.578%, 06/30/2022	2,373,000	2,528,612
Mexico - 0.4%
Government of Mexico
4.125%, 01/21/2026	3,370,000	3,652,238
5.750%, 10/12/2110	1,537,000	1,702,228
		5,354,466
Paraguay - 0.1%
Republic of Paraguay
5.000%, 04/15/2026 (S)	1,140,000	1,211,250
6.100%, 08/11/2044 (S)	451,000	488,208
		1,699,458
Qatar - 0.2%
Government of Qatar
2.375%, 06/02/2021 (S)	1,730,000	1,748,684
3.250%, 06/02/2026 (S)	1,055,000	1,076,100
		2,824,784
Slovenia - 0.5%
Republic of Slovenia
5.250%, 02/18/2024 (S)	2,962,000	3,335,953
5.500%, 10/26/2022 (S)	1,050,000	1,192,065
5.850%, 05/10/2023 (S)	1,235,000	1,434,391
		5,962,409

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
United Arab Emirates - 0.4%
Abu Dhabi Government
2.125%, 05/03/2021 (S)	$2,235,000	$2,260,591
3.125%, 05/03/2026 (S)	2,840,000	2,925,541
		5,186,132
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $28,344,738)		$29,305,365

CORPORATE BONDS - 23.5%
Consumer discretionary - 2.3%
BMW US Capital LLC
2.800%, 04/11/2026 (S)	1,255,000	1,287,968
Charter Communications Operating LLC
4.908%, 07/23/2025 (S)	555,000	604,893
6.484%, 10/23/2045 (S)	1,431,000	1,709,684
Cox Communications, Inc.
4.800%, 02/01/2035 (S)	491,000	459,011
Discovery Communications LLC
4.875%, 04/01/2043	350,000	315,943
4.900%, 03/11/2026	905,000	960,191
General Motors Company
5.000%, 04/01/2035	683,000	680,594
6.750%, 04/01/2046	270,000	320,468
General Motors Financial Company, Inc.
2.400%, 05/09/2019	2,185,000	2,187,618
3.450%, 04/10/2022	1,050,000	1,049,389
3.700%, 05/09/2023	1,875,000	1,887,197
4.200%, 03/01/2021	1,515,000	1,585,078
5.250%, 03/01/2026	1,485,000	1,615,089
Grupo Televisa SAB
5.000%, 05/13/2045	564,000	541,695
6.125%, 01/31/2046	640,000	706,733
McDonald’s Corp.
2.750%, 12/09/2020	645,000	673,448
3.700%, 01/30/2026	737,000	796,688
4.875%, 12/09/2045	1,215,000	1,416,685
Newell Brands, Inc.
5.500%, 04/01/2046	1,120,000	1,333,388
Scripps Networks Interactive, Inc.
2.800%, 06/15/2020	670,000	680,574
3.500%, 06/15/2022	580,000	601,220
3.900%, 11/15/2024	1,009,000	1,061,323
Sky PLC
3.750%, 09/16/2024 (S)	1,499,000	1,558,076
Time Warner Cable, Inc.
6.550%, 05/01/2037	350,000	408,373
Time Warner, Inc.
2.950%, 07/15/2026	1,110,000	1,118,973
4.850%, 07/15/2045	251,000	273,091
Viacom, Inc.
4.850%, 12/15/2034	660,000	615,624
5.250%, 04/01/2044	234,000	219,410
Volkswagen International Finance NV
1.125%, 11/18/2016 (S)	2,743,000	2,742,997
		29,411,421
Consumer staples - 1.7%
Anheuser-Busch InBev Finance, Inc.
2.650%, 02/01/2021	938,000	972,011
3.650%, 02/01/2026	3,690,000	3,949,451
4.900%, 02/01/2046	1,439,000	1,685,599
Kraft Heinz Foods Company
2.800%, 07/02/2020 (S)	1,980,000	2,056,297

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Kraft Heinz Foods Company (continued)
3.000%, 06/01/2026 (S)	$1,240,000	$1,253,272
Philip Morris International, Inc.
2.125%, 05/10/2023	1,085,000	1,089,199
4.250%, 11/10/2044	1,645,000	1,808,120
Reynolds American, Inc.
5.700%, 08/15/2035	985,000	1,199,441
5.850%, 08/15/2045	885,000	1,131,542
Walgreens Boots Alliance, Inc.
2.600%, 06/01/2021	1,130,000	1,148,629
3.450%, 06/01/2026	1,110,000	1,141,192
Wm. Wrigley Jr. Company
2.000%, 10/20/2017 (S)	489,000	494,204
2.400%, 10/21/2018 (S)	709,000	723,072
2.900%, 10/21/2019 (S)	1,238,000	1,286,505
3.375%, 10/21/2020 (S)	1,745,000	1,861,412
		21,799,946
Energy - 2.7%
Anadarko Petroleum Corp.
5.550%, 03/15/2026	985,000	1,088,230
6.600%, 03/15/2046	1,280,000	1,546,548
Apache Corp.
4.250%, 01/15/2044	685,000	663,505
Canadian Natural Resources, Ltd.
3.900%, 02/01/2025	496,000	491,428
6.250%, 03/15/2038	490,000	533,281
Chevron Corp.
1.561%, 05/16/2019	2,225,000	2,250,619
2.100%, 05/16/2021	3,065,000	3,125,800
2.954%, 05/16/2026	2,525,000	2,607,312
Cimarex Energy Company
4.375%, 06/01/2024	1,260,000	1,318,182
Energy Transfer Partners LP
2.500%, 06/15/2018	1,075,000	1,070,037
4.750%, 01/15/2026	580,000	598,677
6.125%, 12/15/2045	1,000,000	1,037,528
Enterprise Products Operating LLC
5.100%, 02/15/2045	245,000	269,583
5.950%, 02/01/2041	235,000	275,514
EOG Resources, Inc.
4.150%, 01/15/2026	987,000	1,086,369
Exxon Mobil Corp.
2.222%, 03/01/2021	1,290,000	1,330,189
4.114%, 03/01/2046	640,000	720,317
Gulfstream Natural Gas System LLC
5.950%, 10/15/2045 (S)	950,000	1,015,706
Halliburton Company
5.000%, 11/15/2045	255,000	278,003
Kinder Morgan, Inc.
5.300%, 12/01/2034	516,000	504,588
5.550%, 06/01/2045	775,000	787,639
Magellan Midstream Partners LP
5.000%, 03/01/2026	425,000	481,008
Marathon Petroleum Corp.
5.000%, 09/15/2054	130,000	108,967
5.850%, 12/15/2045	465,000	452,027
Petroleos Mexicanos
2.378%, 04/15/2025	1,237,500	1,277,495
2.460%, 12/15/2025	3,078,950	3,191,258
5.625%, 01/23/2046	928,000	845,872
6.875%, 08/04/2026 (S)	790,000	883,220
Shell International Finance BV
2.875%, 05/10/2026	1,481,000	1,505,485

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Shell International Finance BV (continued)
4.000%, 05/10/2046	$985,000	$1,005,360
TC PipeLines LP
4.650%, 06/15/2021	303,000	299,673
Transcontinental Gas Pipe Line Company LLC
7.850%, 02/01/2026 (S)	1,060,000	1,319,764
Valero Energy Corp.
4.900%, 03/15/2045	700,000	648,776
Western Gas Partners LP
5.375%, 06/01/2021	386,000	407,017
Williams Partners LP
4.000%, 09/15/2025	503,000	461,587
5.100%, 09/15/2045	155,000	133,019
		35,619,583
Financials - 7.9%
AIA Group, Ltd.
4.500%, 03/16/2046 (S)	750,000	813,869
American International Group, Inc.
3.900%, 04/01/2026	1,240,000	1,278,503
4.375%, 01/15/2055	150,000	138,791
4.800%, 07/10/2045	155,000	157,217
American Tower Corp.
2.800%, 06/01/2020	685,000	701,040
3.300%, 02/15/2021	765,000	798,131
3.450%, 09/15/2021	1,342,000	1,396,995
Bank of America Corp.
2.625%, 04/19/2021	2,470,000	2,507,732
3.500%, 04/19/2026	2,532,000	2,619,200
4.450%, 03/03/2026	3,003,000	3,142,513
6.000%, 09/01/2017	1,580,000	1,661,065
BB&T Corp.
2.050%, 05/10/2021	3,210,000	3,256,866
Berkshire Hathaway, Inc.
3.125%, 03/15/2026	2,600,000	2,727,634
BNP Paribas SA
4.375%, 05/12/2026 (S)	1,340,000	1,353,856
Brixmor Operating Partnership LP
4.125%, 06/15/2026	840,000	862,491
Capital One Financial Corp.
4.200%, 10/29/2025	1,175,000	1,208,536
Chubb INA Holdings, Inc.
3.350%, 05/03/2026	1,192,000	1,269,615
4.350%, 11/03/2045	920,000	1,059,167
Citigroup, Inc.
1.550%, 08/14/2017	2,238,000	2,245,278
4.450%, 09/29/2027	2,810,000	2,888,922
4.600%, 03/09/2026	1,275,000	1,348,311
Commonwealth Bank of Australia
2.850%, 05/18/2026 (S)	1,330,000	1,345,311
Credit Suisse Group Funding Guernsey, Ltd.
3.450%, 04/16/2021 (S)	1,788,000	1,803,711
3.800%, 06/09/2023 (S)	1,765,000	1,761,500
4.550%, 04/17/2026 (S)	2,580,000	2,683,515
DDR Corp.
3.375%, 05/15/2023	1,369,000	1,363,002
4.625%, 07/15/2022	1,658,000	1,793,102
GE Capital International Funding Company
Unlimited Company
4.418%, 11/15/2035 (S)	1,438,000	1,613,115
HSBC Holdings PLC
3.400%, 03/08/2021	2,035,000	2,097,131
3.900%, 05/25/2026	2,945,000	3,039,493

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co.
2.400%, 06/07/2021	$1,735,000	$1,758,835
2.550%, 03/01/2021	1,738,000	1,773,427
3.200%, 06/15/2026	2,225,000	2,288,125
3.300%, 04/01/2026	1,501,000	1,554,074
Lazard Group LLC
3.750%, 02/13/2025	1,876,000	1,865,763
4.250%, 11/14/2020	1,111,000	1,182,672
Liberty Mutual Group, Inc.
4.850%, 08/01/2044 (S)	1,060,000	1,085,864
Marsh & McLennan Companies, Inc.
3.750%, 03/14/2026	1,150,000	1,213,464
MetLife, Inc.
4.600%, 05/13/2046	440,000	470,356
Metropolitan Life Global Funding I
1.950%, 12/03/2018 (S)	325,000	329,805
2.500%, 12/03/2020 (S)	940,000	966,826
Mid-America Apartments LP
3.750%, 06/15/2024	1,229,000	1,275,213
4.000%, 11/15/2025	635,000	668,958
4.300%, 10/15/2023	567,000	610,053
Morgan Stanley
2.500%, 04/21/2021	2,969,000	3,000,379
4.000%, 07/23/2025	3,306,000	3,541,744
Murray Street Investment Trust I
4.647%, 03/09/2017	2,461,000	2,516,296
Nordea Bank AB
2.250%, 05/27/2021 (S)	3,280,000	3,322,342
Royal Bank of Canada
2.300%, 03/22/2021	1,745,000	1,793,895
Synchrony Financial
4.500%, 07/23/2025	1,320,000	1,368,741
Tanger Properties LP
3.750%, 12/01/2024	607,000	624,926
3.875%, 12/01/2023	709,000	740,543
Teachers Insurance & Annuity Association of
America
4.900%, 09/15/2044 (S)	195,000	216,648
The Blackstone Group LP
9.296%, 03/19/2019	1,174,468	1,173,000
The Goldman Sachs Group, Inc.
2.625%, 04/25/2021	1,510,000	1,531,496
4.250%, 10/21/2025	1,280,000	1,324,576
4.750%, 10/21/2045	1,058,000	1,166,720
6.750%, 10/01/2037	1,105,000	1,363,769
The Toronto-Dominion Bank
2.250%, 03/15/2021 (S)	3,325,000	3,412,634
Trinity Acquisition PLC
3.500%, 09/15/2021	670,000	694,593
4.400%, 03/15/2026	360,000	376,069
UBS Group Funding Jersey, Ltd.
4.125%, 04/15/2026 (S)	530,000	551,892
Voya Financial, Inc.
3.650%, 06/15/2026	840,000	844,737
4.800%, 06/15/2046	400,000	398,952
WEA Finance LLC
3.250%, 10/05/2020 (S)	1,810,000	1,883,837
Westpac Banking Corp.
2.100%, 05/13/2021	1,980,000	1,999,202
2.850%, 05/13/2026	735,000	746,486
		102,572,524

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care - 1.4%
AbbVie, Inc.
2.500%, 05/14/2020	$1,915,000	$1,960,345
3.200%, 05/14/2026	865,000	874,601
4.450%, 05/14/2046	840,000	852,392
Actavis Funding SCS
2.350%, 03/12/2018	985,000	998,425
3.800%, 03/15/2025	3,205,000	3,334,803
4.750%, 03/15/2045	760,000	795,850
Amgen, Inc.
4.663%, 06/15/2051 (S)	795,000	829,544
Baxalta, Inc.
4.000%, 06/23/2025	570,000	594,145
5.250%, 06/23/2045	1,275,000	1,383,800
Biogen, Inc.
5.200%, 09/15/2045	678,000	762,950
Celgene Corp.
2.875%, 08/15/2020	765,000	791,183
5.000%, 08/15/2045	1,230,000	1,355,562
Express Scripts Holding Company
4.800%, 07/15/2046	1,240,000	1,238,243
Perrigo Finance Unlimited Company
3.900%, 12/15/2024	912,000	925,043
UnitedHealth Group, Inc.
3.100%, 03/15/2026	1,175,000	1,232,823
		17,929,709
Industrials - 1.3%
AP Moeller - Maersk A/S
3.875%, 09/28/2025 (S)	1,062,000	1,083,281
Burlington Northern Santa Fe LLC
4.700%, 09/01/2045	775,000	912,013
ERAC USA Finance LLC
2.600%, 12/01/2021 (S)	1,450,000	1,473,805
3.300%, 12/01/2026 (S)	1,460,000	1,499,610
4.500%, 02/15/2045 (S)	360,000	380,623
FedEx Corp. 4.550%, 04/01/2046	920,000	998,998
General Electric Company 5.875%, 01/14/2038	444,000	600,845
Lockheed Martin Corp.
2.500%, 11/23/2020	1,240,000	1,279,195
4.700%, 05/15/2046	725,000	853,115
Northrop Grumman Corp.
3.250%, 08/01/2023	1,502,000	1,612,423
3.850%, 04/15/2045	493,000	517,362
Penske Truck Leasing Company LP
3.050%, 01/09/2020 (S)	375,000	381,846
3.200%, 07/15/2020 (S)	1,710,000	1,749,186
3.375%, 02/01/2022 (S)	1,450,000	1,478,875
Union Pacific Corp. 4.050%, 03/01/2046	905,000	996,754
Valmont Industries, Inc. 5.250%, 10/01/2054	719,000	643,144
		16,461,075
Information technology - 2.0%
Alibaba Group Holding, Ltd.
3.600%, 11/28/2024	1,277,000	1,304,034
Apple, Inc.
2.250%, 02/23/2021	1,992,000	2,049,738
4.650%, 02/23/2046	1,730,000	1,949,032
Diamond 1 Finance Corp.
3.480%, 06/01/2019 (S)	540,000	553,181
6.020%, 06/15/2026 (S)	1,080,000	1,120,503
Fidelity National Information Services, Inc.
2.850%, 10/15/2018	1,435,000	1,472,722
3.625%, 10/15/2020	1,150,000	1,215,506
4.500%, 10/15/2022	570,000	631,374

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Hewlett Packard Enterprise Company
4.900%, 10/15/2025 (S)	$1,190,000	$1,243,915
6.350%, 10/15/2045 (S)	1,370,000	1,360,863
Lam Research Corp.
2.800%, 06/15/2021	1,110,000	1,136,480
3.900%, 06/15/2026	720,000	757,391
Oracle Corp.
1.900%, 09/15/2021	2,805,000	2,814,271
2.400%, 09/15/2023	3,085,000	3,092,395
2.650%, 07/15/2026	1,240,000	1,241,632
3.850%, 07/15/2036	620,000	623,546
4.000%, 07/15/2046	895,000	899,857
Total System Services, Inc.
3.800%, 04/01/2021	555,000	587,755
4.800%, 04/01/2026	505,000	547,881
Visa, Inc. 3.150%, 12/14/2025	1,190,000	1,272,943
		25,875,019
Materials - 0.6%
Albemarle Corp. 5.450%, 12/01/2044	700,000	746,806
Barrick North America Finance LLC
4.400%, 05/30/2021	930,000	1,001,446
BHP Billiton Finance USA, Ltd.
5.000%, 09/30/2043	595,000	688,220
International Paper Company
5.150%, 05/15/2046	1,125,000	1,214,426
LYB International Finance BV
4.875%, 03/15/2044	532,000	562,881
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	1,450,000	1,523,487
The Mosaic Company 5.625%, 11/15/2043	364,000	403,970
Vale Overseas Ltd. 5.875%, 06/10/2021	1,370,000	1,371,713
		7,512,949
Telecommunication services - 1.4%
AT&T, Inc.
2.800%, 02/17/2021	1,230,000	1,262,158
3.000%, 06/30/2022	2,240,000	2,294,219
3.400%, 05/15/2025	2,832,000	2,898,243
3.800%, 03/15/2022	944,000	1,005,626
3.950%, 01/15/2025	1,760,000	1,862,634
4.450%, 04/01/2024	2,943,000	3,223,153
4.800%, 06/15/2044	295,000	303,939
Verizon Communications, Inc.
4.272%, 01/15/2036	1,003,000	1,025,314
4.400%, 11/01/2034	1,555,000	1,604,281
4.862%, 08/21/2046	2,928,000	3,197,519
		18,677,086
Utilities - 2.2%
American Electric Power Company, Inc.
1.650%, 12/15/2017	1,707,000	1,711,942
Cleco Corporate Holdings LLC
4.973%, 05/01/2046 (S)	680,000	714,661
Commonwealth Edison Company
3.700%, 03/01/2045	269,000	275,971
Consolidated Edison Company of New
York, Inc. 3.850%, 06/15/2046	755,000	782,228
Dominion Resources, Inc.
2.962%, 07/01/2019	490,000	498,837
3.900%, 10/01/2025	312,000	334,389
4.700%, 12/01/2044	827,000	897,876
Duke Energy Carolinas LLC
2.500%, 03/15/2023	995,000	1,030,086

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Duke Energy Carolinas LLC (continued)
3.875%, 03/15/2046	$505,000	$542,849
Duke Energy Corp.
3.750%, 04/15/2024	610,000	655,285
4.800%, 12/15/2045	505,000	585,099
Duke Energy Progress LLC
3.250%, 08/15/2025	725,000	784,169
Electricite de France SA
5.250%, 10/13/2055 (S)	810,000	845,536
6.000%, 01/22/2114 (S)	235,000	251,419
Entergy Louisiana LLC 3.050%, 06/01/2031	735,000	753,461
Indiana Michigan Power Company
4.550%, 03/15/2046	505,000	561,642
MidAmerican Energy Company
3.500%, 10/15/2024	700,000	766,604
4.250%, 05/01/2046	700,000	792,300
Pacific Gas & Electric Company
2.950%, 03/01/2026	854,000	889,795
PECO Energy Company 3.150%, 10/15/2025	1,280,000	1,368,357
PPL Capital Funding, Inc. 3.100%, 05/15/2026	1,945,000	1,967,171
PPL Electric Utilities Corp.
4.150%, 10/01/2045	775,000	873,461
Puget Energy, Inc. 6.000%, 09/01/2021	1,889,000	2,198,719
Sempra Energy 2.850%, 11/15/2020	1,280,000	1,326,988
Sierra Pacific Power Company
2.600%, 05/01/2026 (S)	1,100,000	1,119,958
Southern California Gas Company
2.600%, 06/15/2026	1,395,000	1,432,067
Southwestern Electric Power Company
3.900%, 04/01/2045	709,000	703,912
The Southern Company 4.400%, 07/01/2046	970,000	1,043,430
Virginia Electric & Power Company
3.150%, 01/15/2026	765,000	808,079
Westar Energy, Inc. 2.550%, 07/01/2026	1,425,000	1,426,837
		27,943,128
TOTAL CORPORATE BONDS (Cost $293,332,665)		$303,802,440

MUNICIPAL BONDS - 1.0%
County of Clark (Nevada) 6.820%, 07/01/2045	1,795,000	2,774,298
Los Angeles Community College District
(California) 6.750%, 08/01/2049	1,205,000	1,918,734
New Jersey Turnpike Authority
7.102%, 01/01/2041	1,288,000	1,958,597
North Texas Tollway Authority
6.718%, 01/01/2049	1,431,000	2,192,149
Port Authority of New York & New Jersey
(New York) 4.458%, 10/01/2062	1,641,000	1,877,419
State of California 7.600%, 11/01/2040	1,085,000	1,755,096
The Ohio State University 4.800%, 06/01/2111	484,000	541,732
TOTAL MUNICIPAL BONDS (Cost $10,982,661)		$13,018,025

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.1%
Commercial and residential - 2.9%
CFCRE Commercial Mortgage Trust
Series 2011-C1, Class A4,
4.961%, 04/15/2044 (P)(S)	1,420,000	1,580,473
Series 2016-C4, Class ASB,
3.163%, 05/10/2058	520,000	544,577
Citigroup Commercial Mortgage Trust,
Series 2016-GC36, Class A5
3.616%, 02/10/2049	1,287,000	1,400,062

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Pass Through
Certificates, Series 2014-CR19, Class A5
3.796%, 08/10/2047	$1,367,000	$1,504,712
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2012-CR1, Class A2,
2.350%, 05/15/2045	1,515,672	1,526,508
Series 2012-CR4, Class A2,
1.801%, 10/15/2045	338,000	338,652
Series 2013-CR10, Class A2,
2.972%, 08/10/2046	585,000	602,224
Series 2013-CR11, Class A1,
1.468%, 10/10/2046	292,788	293,661
Series 2013-CR12, Class A1,
1.295%, 10/10/2046	103,337	103,583
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	172,000	192,030
Series 2013-CR6, Class A1,
0.719%, 03/10/2046	234,657	234,053
Series 2014-CR18, Class ASB,
3.452%, 07/15/2047	618,000	663,851
Series 2014-UBS4, Class A5,
3.694%, 08/10/2047	389,000	420,436
Series 2014-UBS6, Class AM,
4.048%, 12/10/2047	928,000	1,008,704
Commercial Mortgage Trust (Deutsche Bank
AG), Series 2010-C1, Class A2
3.830%, 07/10/2046 (S)	232,585	239,361
Commercial Mortgage Trust (Deutsche Bank
AG/Jefferies & Company),
Series 2014-UBS5, Class ASB
3.548%, 09/10/2047	358,000	384,056
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class A4,
3.808%, 11/15/2048	494,000	544,043
Series 2016-C5, Class ASB,
3.533%, 11/15/2048	261,000	279,066
DBUBS Mortgage Trust, Series 2011-LC1A,
Class A1 3.742%, 11/10/2046 (S)	46,333	46,624
GreenPoint Mortgage Funding Trust,
Series 2006-AR8, Class 1A1A
0.519%, 01/25/2047 (P)	9	9
GS Mortgage Securities Trust
Series 2011-GC5, Class A2,
2.999%, 08/10/2044	450,778	450,815
Series 2012-GCJ7, Class A2,
2.318%, 05/10/2045	1,256,693	1,262,566
Series 2012-GCJ7, Class AAB,
2.935%, 05/10/2045	214,000	222,045
Series 2013-GC16, Class A1,
1.264%, 11/10/2046	80,643	80,698
Series 2014-GC18, Class AAB,
3.648%, 01/10/2047	1,114,000	1,208,536
Series 2014-GC20, Class AAB,
3.655%, 04/10/2047	1,117,000	1,213,150
Series 2015-GC32, Class AAB,
3.278%, 10/10/2048	605,000	646,905
Impact Funding Affordable Multifamily
Housing Mortgage Loan Trust,
Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	3,173,673	3,753,355

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class A2,
2.977%, 11/15/2045	$505,354	$521,768
Series 2014-C25, Class ASB,
3.407%, 11/15/2047	354,000	380,193
Series 2015-C28, Class A3,
2.912%, 10/15/2048	1,317,000	1,364,679
Series 2015-C30, Class AS,
4.226%, 07/15/2048 (P)	1,318,000	1,454,794
Series 2015-C31, Class ASB,
3.540%, 08/15/2048	415,000	449,254
Series 2016-C1, Class ASB,
3.316%, 03/15/2049	1,083,000	1,155,782
JPMDB Commercial Mortgage
Securities Trust, Series 2016-C2, Class ASB
2.954%, 06/15/2049	1,049,000	1,095,859
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)	474,000	510,314
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	376,922	386,901
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (S)	928,000	1,000,550
Series 2011-C4, Class A3,
4.106%, 07/15/2046 (S)	2,325,592	2,432,087
Series 2012-LC9, Class A2,
1.677%, 12/15/2047	583,034	585,894
Series 2015-JP1, Class ASB,
3.733%, 01/15/2049	309,000	338,099
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C10, Class A1,
1.394%, 07/15/2046	587,855	588,876
Series 2013-C9, Class A,
1.970%, 05/15/2046	407,297	412,081
Series 2015-C23, Class A3,
3.451%, 07/15/2050	321,000	345,989
Series 2016-C28, Class ASB,
3.288%, 04/15/2025	1,090,000	1,160,147
Morgan Stanley Capital I Trust
Series 2011-C2, Class A2,
3.476%, 06/15/2044 (S)	238,102	238,879
Series 2011-C3 A2, 3.224%, 07/15/2049	428,115	428,424
Series 2016-UBS9, Class A1,
1.711%, 03/15/2049	783,838	787,270
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A2
2.113%, 05/10/2063	1,048,000	1,055,460
		37,438,055
U.S. Government Agency - 2.2%
Federal Home Loan Mortgage Corp.
Series 2014-HQ1, Class M1,
2.096%, 08/25/2024 (P)	450,112	451,140
Series 271, Class 30, 3.000%, 08/15/2042	3,493,743	3,638,764
Series 300, Class 300, 3.000%, 01/15/2043	3,528,485	3,661,485
Series 342, Class 300, 3.000%, 02/15/2045	5,882,649	6,083,717
Series 4225, Class A, 4.000%, 09/15/2040	1,330,735	1,426,859
Federal National Mortgage Association
Series 2007-108, Class AN,
8.156%, 11/25/2037 (P)	370,167	451,756

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2012-112, Class DA,
3.000%, 10/25/2042	$4,888,151	$5,054,036
Series 2012-134, Class LC,
3.000%, 12/25/2042	1,385,459	1,451,877
Series 2016-49, Class LA,
3.500%, 01/25/2043	2,448,000	2,609,989
Series 2016-M6, Class A2,
2.488%, 05/25/2026	2,514,000	2,576,475
Series 411, Class A3, 3.000%, 08/25/2042	715,991	735,516
		28,141,614
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $64,317,921)		$65,579,669

ASSET BACKED SECURITIES - 15.2%
Ally Auto Receivables Trust, Series 2014-1,
Class A4 1.530%, 04/15/2019	1,261,000	1,268,391
Ally Master Owner Trust
Series 2012-5, Class A, 1.540%, 09/15/2019	3,807,000	3,819,002
Series 2014-4, Class A2,
1.430%, 06/17/2019	3,568,000	3,576,430
Series 2014-5, Class A1,
0.925%, 10/15/2019 (P)	2,638,000	2,627,349
Series 2015-2, Class A1,
1.005%, 01/15/2021 (P)	1,583,000	1,581,840
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A,
2.100%, 03/20/2019 (S)	986,000	990,980
Series 2014-2A, Class A,
2.500%, 02/20/2021 (S)	910,000	923,114
Series 2016-2A, Class A,
2.720%, 11/20/2022 (S)	2,049,000	2,082,517
Bank of The West Auto Trust, Series 2014-1,
Class A3 1.090%, 03/15/2019 (S)	734,441	734,255
California Republic Auto Receivables Trust
Series 2014-2, Class A4,
1.570%, 12/16/2019	559,000	560,597
Series 2014-3, Class A4,
1.790%, 03/16/2020	495,000	497,989
Series 2015-1, Class A4,
1.820%, 09/15/2020	1,003,000	1,009,945
Series 2015-2, Class A3,
1.310%, 08/15/2019	788,000	788,306
Series 2015-4, Class A2,
1.600%, 09/17/2018 (S)	900,230	901,894
Series 2015-4, Class A4,
2.580%, 06/15/2021 (S)	1,323,000	1,358,345
Series 2016-1, Class A3,
1.890%, 05/15/2020	1,604,000	1,616,807
Series 2016-1, Class A4,
2.240%, 10/15/2021	893,000	909,774
Series 2016-2, Class A2,
1.470%, 03/15/2019	827,000	827,469
Series 2016-2, Class A4,
2.140%, 12/15/2021	1,454,000	1,459,505
Capital Auto Receivables Asset Trust
Series 2013-2, Class A4,
1.560%, 07/20/2018	634,321	634,511
Series 2013-3, Class A4,
1.680%, 04/20/2018	539,000	539,763

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Capital Auto Receivables
Asset Trust (continued)
Series 2013-4, Class A4,
1.470%, 07/20/2018	$1,064,000	$1,065,405
Series 2014-1, Class A4,
1.690%, 10/22/2018	1,926,000	1,932,451
Series 2014-2, Class A4,
1.620%, 10/22/2018	943,000	945,017
Series 2015-1, Class A3,
1.610%, 06/20/2019	1,277,000	1,282,886
Series 2015-1, Class A4,
1.860%, 10/21/2019	212,000	213,984
Series 2015-2, Class A2,
1.390%, 09/20/2018	778,000	779,097
Series 2015-2, Class A3,
1.730%, 09/20/2019	1,756,000	1,767,712
Series 2015-2, Class A4,
1.970%, 01/21/2020	2,604,000	2,621,820
Series 2015-3, Class A3,
1.940%, 01/21/2020	1,777,000	1,797,508
Series 2015-4, Class A2,
1.620%, 03/20/2019	1,071,000	1,073,698
Series 2015-4, Class A3,
1.830%, 03/20/2020	1,638,000	1,649,022
Series 2015-4, Class A4,
2.010%, 07/20/2020	879,000	883,582
Series 2016-1, Class A2A,
1.500%, 11/20/2018	2,085,000	2,090,016
Series 2016-1, Class A3,
1.730%, 04/20/2020	1,695,000	1,704,578
Series 2016-1, Class A4,
1.980%, 10/20/2020	765,000	772,050
Capital One Multi-Asset Execution Trust
Series 2015-A1, Class A,
1.390%, 01/15/2021	153,000	154,053
Series 2016-A1, Class A1,
0.900%, 02/15/2022 (P)	5,407,000	5,416,333
Series 2016-A2, Class A2,
1.066%, 02/15/2024 (P)	2,860,000	2,864,021
Chrysler Capital Auto Receivables Trust,
Series 2016-AA, Class A3
1.770%, 10/15/2020 (S)	2,596,000	2,610,076
Citibank Credit Card Issuance Trust,
Series 2013-A2, Class A2
0.723%, 05/26/2020 (P)	764,000	764,458
Discover Card Execution Note Trust,
Series 2016-A2, Class A2
0.975%, 09/15/2021 (P)	5,008,000	5,028,518
Ford Credit Auto Owner Trust
Series 2014-1, Class A,
2.260%, 11/15/2025 (S)	2,320,000	2,366,659
Series 2015-2, Class A,
2.440%, 01/15/2027 (S)	3,379,000	3,470,855
Series 2016-1, Class A,
2.310%, 08/15/2027 (S)	4,634,000	4,730,957
Series 2016-2, Class A,
2.030%, 12/15/2027 (S)	3,511,000	3,529,444
Series 2016-B, Class A4,
1.520%, 08/15/2021	705,000	707,946
Ford Credit Floorplan Master Owner Trust A
Series 2012-2, Class A, 1.920%, 01/15/2019	740,000	742,987
Series 2014-1, Class A1,
1.200%, 02/15/2019	785,000	787,007

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Ford Credit Floorplan Master
Owner Trust A (continued)
Series 2015-2, Class A2,
1.005%, 01/15/2022 (P)	$1,547,000	$1,542,674
Series 2016-1, Class A2,
1.335%, 02/15/2021 (P)	1,055,000	1,058,928
Hertz Vehicle Financing II LP, Series 2015-1A,
Class A 2.730%, 03/25/2021 (S)	790,000	807,216
Hertz Vehicle Financing LLC
Series 2016-3, Class A,
2.270%, 07/25/2020 (S)	1,647,000	1,659,476
Series 2016-4A, Class A,
2.650%, 07/15/2022 (S)	1,457,000	1,467,850
Hyundai Auto Receivables Trust,
Series 2013-B, Class A4
1.010%, 02/15/2019	562,094	562,146
Navient Private Education Loan Trust
Series 2014-AA, Class A2B,
1.685%, 02/15/2029 (P)(S)	548,000	543,722
Series 2015-AA, Class A2A,
2.650%, 12/15/2028 (S)	700,000	711,901
Series 2015-AA, Class A2B,
1.635%, 12/15/2028 (P)(S)	534,000	526,113
Series 2015-CA, Class A,
1.933%, 01/16/2035 (P)(S)	1,196,568	1,199,569
Series 2015-CA, Class B,
3.250%, 05/15/2040 (S)	1,012,000	1,016,049
Series 2016-AA, Class A1,
1.533%, 12/15/2025 (P)(S)	905,739	906,495
Series 2016-AA, Class A2A,
3.910%, 12/15/2045 (S)	1,987,000	2,100,670
Series 2016-AA, Class A2B,
2.583%, 12/15/2045 (P)(S)	2,037,000	2,047,412
Navient Student Loan Trust
Series 2014-8, Class A2,
0.886%, 04/25/2023 (P)	902,000	896,693
Series 2014-CTA, Class A,
1.135%, 09/16/2024 (P)(S)	1,383,916	1,373,647
Nelnet Student Loan Trust
Series 2004-3, Class A5,
0.818%, 10/27/2036 (P)	2,274,488	2,162,830
Series 2004-4, Class A5,
0.798%, 01/25/2037 (P)	1,323,808	1,266,718
Series 2005-1, Class A5,
0.748%, 10/25/2033 (P)	3,612,000	3,391,913
Series 2005-2, Class A5,
0.724%, 03/23/2037 (P)	1,385,000	1,295,830
Series 2005-3, Class A5,
0.744%, 12/24/2035 (P)	1,484,475	1,395,412
Series 2005-4, Class A4,
0.804%, 03/22/2032 (P)	859,000	775,615
Series 2010-4, Class A,
1.239%, 04/25/2046 (P)(S)	517,422	512,845
Santander Drive Auto Receivables Trust,
Series 2016-2, Class A2A
1.380%, 07/15/2019	2,160,000	2,160,573
SLC Student Loan Trust, Series 2007-2,
Class A2 1.026%, 05/15/2028 (P)	623,225	614,397
SLM Private Education Loan Trust
Series 2011-A, Class A2,
4.370%, 04/17/2028 (S)	2,898,080	2,989,956
Series 2011-B, Class A2,
3.740%, 02/15/2029 (S)	384,000	393,428

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
SLM Private Education Loan Trust (continued)
Series 2012-B, Class A2,
3.480%, 10/15/2030 (S)	$1,403,048	$1,430,010
Series 2012-C, Class A1,
1.533%, 08/15/2023 (P)(S)	172,016	172,021
Series 2012-D, Class A2,
2.950%, 02/15/2046 (S)	2,060,000	2,084,971
Series 2012-E, Class A2B,
2.183%, 06/15/2045 (P)(S)	809,000	814,018
Series 2013-A, Class A1,
1.033%, 08/15/2022 (P)(S)	194,728	194,570
Series 2013-A, Class A2A,
1.770%, 05/17/2027 (S)	607,000	605,988
Series 2013-A, Class A2B,
1.483%, 05/17/2027 (P)(S)	1,314,000	1,311,616
Series 2013-B, Class A1,
1.083%, 07/15/2022 (P)(S)	1,051,233	1,050,607
Series 2013-B, Class A2A,
1.850%, 06/17/2030 (S)	1,854,000	1,851,805
Series 2013-C, Class A2A,
2.940%, 10/15/2031 (S)	1,310,000	1,341,345
Series 2014-A, Class A2A,
2.590%, 01/15/2026 (S)	2,296,000	2,323,167
SLM Student Loan Trust
Series 2004-10, Class A6A,
1.188%, 04/27/2026 (P)(S)	3,457,000	3,423,929
Series 2004-3, Class A5,
0.808%, 07/25/2023 (P)	1,582,328	1,564,973
Series 2005-5, Class A3,
0.738%, 04/25/2025 (P)	239,831	237,843
Series 2005-5, Class A4,
0.778%, 10/25/2028 (P)	3,917,000	3,681,364
Series 2005-6, Class A5B,
1.838%, 07/27/2026 (P)	663,773	664,584
Series 2005-6, Class A6,
0.778%, 10/27/2031 (P)	3,303,000	3,154,508
Series 2005-7, Class A4,
0.788%, 10/25/2029 (P)	362,000	345,048
Series 2005-9, Class A5,
0.758%, 01/27/2025 (P)	194,289	193,980
Series 2006-3, Class A5,
0.738%, 01/25/2021 (P)	1,857,000	1,764,538
Series 2007-2, Class A4,
0.698%, 07/25/2022 (P)	3,133,000	2,937,053
Series 2007-2, Class B,
0.808%, 07/25/2025 (P)	1,485,000	1,169,790
Series 2007-3, Class A3,
0.678%, 04/25/2019 (P)	3,657,768	3,635,614
Series 2007-5, Class A5,
0.718%, 01/25/2024 (P)	952,480	926,326
Series 2010-1, Class A,
0.846%, 03/25/2025 (P)	1,764,862	1,703,602
Series 2012-6, Class A3,
1.196%, 05/26/2026 (P)	1,997,000	1,935,940
Series 2012-6, Class B,
1.446%, 04/27/2043 (P)	1,228,000	1,054,835
Series 2013-1, Class B,
2.246%, 11/25/2043 (P)	336,000	301,822
Series 2013-3, Class B,
1.946%, 09/25/2043 (P)	993,000	896,348
Series 2013-6, Class A3,
1.096%, 06/26/2028 (P)	2,299,000	2,248,443
Series 2014-2, Class A3,
1.036%, 03/26/2029 (P)	3,550,000	3,383,932

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education Loan Trust
Series 2015-A, Class A1,
1.033%, 07/17/2023 (P)(S)	$393,578	$392,991
Series 2015-A, Class A2A,
2.490%, 06/15/2027 (S)	3,845,000	3,878,049
Series 2015-A, Class A2B,
1.433%, 06/15/2027 (P)(S)	2,549,000	2,498,262
Series 2015-B, Class A2A,
2.980%, 07/15/2027 (S)	1,633,000	1,682,342
Series 2015-B, Class A2B,
1.633%, 07/15/2027 (P)(S)	1,968,000	1,947,281
Series 2015-C, Class A1,
1.333%, 07/15/2022 (P)(S)	1,532,094	1,534,622
Series 2015-C, Class A2A,
2.750%, 07/15/2027 (S)	2,154,000	2,199,411
Series 2015-C, Class A2B,
1.833%, 06/15/2023 (P)(S)	957,000	955,836
Series 2016-A, Class A1,
1.136%, 05/15/2023 (P)(S)	1,627,000	1,624,992
Series 2016-A, Class A2A,
2.700%, 05/15/2031 (S)	3,092,000	3,134,394
Series 2016-A, Class A2B,
1.936%, 05/15/2031 (P)(S)	2,361,000	2,357,968
Synchrony Credit Card Master Note Trust,
Series 2016-2, Class A 2.150%, 05/15/2024	3,718,000	3,787,119
Trade MAPS 1, Ltd., Series 2013-1A, Class A
1.138%, 12/10/2018 (P)(S)	3,203,000	3,190,162
World Financial Network Credit Card
Master Trust, Series 2014-C, Class A
1.540%, 08/16/2021	257,000	258,084
TOTAL ASSET BACKED SECURITIES (Cost $196,229,865)		$195,687,104

SHORT-TERM INVESTMENTS - 0.9%
Money market funds - 0.9%
State Street Institutional Liquid Reserves Fund,
Premier Class, 0.4706% (Y)	11,276,309	$11,276,309
TOTAL SHORT-TERM INVESTMENTS (Cost $11,276,309)		$11,276,309
Total Investments (Core Bond Trust)
(Cost $1,383,415,826) - 109.1%		$1,407,949,621
Other assets and liabilities, net - (9.1%)		(117,011,902)
TOTAL NET ASSETS - 100.0%		$1,290,937,719

SALE COMMITMENTS OUTSTANDING - (1.3)%
U.S. Government Agency - (1.3)%
Federal National Mortgage Association
3.000%, TBA (C)	(8,000,000)	(8,207,010)
3.500%, TBA (C)	(400,000)	(422,438)
4.000%, TBA (C)	(7,300,000)	(7,801,912)
		(16,431,360)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(16,352,336))		$(16,431,360)

Global Bond Trust

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 20.1%
U.S. Government - 11.3%
Treasury Inflation Protected Securities
0.125%, 07/15/2022 to 07/15/2024		$6,797,213	$6,874,065
0.250%, 01/15/2025		12,625,000	12,821,445
0.375%, 07/15/2025		1,815,786	1,870,236
1.375%, 01/15/2020		553,130	590,697
1.750%, 01/15/2028		1,484,470	1,735,921
2.375%, 01/15/2025 to 01/15/2027		6,149,503	7,407,586
2.500%, 01/15/2029		8,245,228	10,448,728
U.S. Treasury Bonds
2.750%, 11/15/2042		4,100,000	4,514,006
2.875%, 08/15/2045		2,800,000	3,144,968
3.000%, 05/15/2045 (D)		700,000	805,301
3.125%, 08/15/2044 (D)		2,300,000	2,709,149
4.375%, 05/15/2040		2,000,000	2,847,656
4.625%, 02/15/2040 (D)		600,000	882,445
U.S. Treasury Notes
2.000%, 02/15/2025 (D)		4,600,000	4,814,006
2.125%, 05/15/2025 (D)		1,700,000	1,796,489
2.250%, 11/15/2024 (D)		3,800,000	4,055,162
2.500%, 05/15/2024 (D)		2,200,000	2,390,265
			69,708,125
U.S. Government Agency - 8.8%
Federal Home Loan Mortgage Corp.
2.976%, 03/01/2035 (P)		47,725	50,304
3.000%, TBA (C)		1,000,000	1,034,371
Federal National Mortgage Association
2.260%, 12/01/2034 (P)		131,968	137,006
2.410%, 05/01/2035 (P)		61,004	64,079
2.648%, 11/01/2034 (P)		657,750	698,000
3.000%, TBA (C)		31,100,000	32,223,108
4.500%, TBA (C)		10,000,000	10,913,945
4.500%, 08/01/2023 to 09/01/2044		8,404,771	9,185,230
Government National
Mortgage Association
1.750%, 06/20/2030 (P)		15,011	15,507
2.000%, 11/20/2023 to 05/20/2030 (P)		76,116	77,988
			54,399,538
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $119,610,824)			$124,107,663

FOREIGN GOVERNMENT
OBLIGATIONS - 34.7%
Australia - 0.6%
New South Wales Treasury Corp.
4.000%, 05/20/2026	AUD	1,500,000	1,299,763
New South Wales Treasury Corp.,
Inflation-Linked Bond
3.420%, 11/20/2025		300,000	331,325
Queensland Treasury Corp.
4.250%, 07/21/2023 (S)		2,800,000	2,366,137
			3,997,225
Canada - 4.5%
Government of Canada
1.500%, 12/01/2044	CAD	443,900	453,802
Province of Alberta
1.250%, 06/01/2020		2,700,000	2,099,331
2.350%, 06/01/2025		2,700,000	2,154,629
Province of British Columbia
4.300%, 06/18/2042		600,000	603,725

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Province of Ontario
2.400%, 06/02/2026	CAD	10,300,000	$8,284,088
2.450%, 06/29/2022		$1,300,000	1,360,563
3.450%, 06/02/2045	CAD	1,100,000	968,804
3.500%, 06/02/2024		5,100,000	4,476,173
Province of Quebec
2.750%, 08/25/2021		$4,000,000	4,236,400
3.000%, 09/01/2023	CAD	1,700,000	1,441,043
4.250%, 12/01/2021		2,200,000	1,960,596
			28,039,154
France - 3.5%
Government of France
3.250%, 05/25/2045	EUR	1,900,000	3,295,185
4.000%, 10/25/2038		3,300,000	6,026,628
4.500%, 04/25/2041		6,100,000	12,220,166
			21,541,979
Greece - 0.5%
Athens Urban Transportation Organisation
4.851%, 09/19/2016		800,000	873,373
Republic of Greece
3.800%, 08/08/2017	JPY	260,000,000	2,363,579
			3,236,952
Italy - 2.7%
Republic of Italy
2.700%, 03/01/2047 (S)	EUR	2,300,000	2,728,881
3.250%, 09/01/2046 (S)		2,400,000	3,200,703
4.000%, 02/01/2037		1,800,000	2,638,232
4.750%, 09/01/2044 (S)		1,100,000	1,829,992
5.000%, 09/01/2040		3,250,000	5,446,620
6.000%, 08/04/2028	GBP	600,000	1,012,549
			16,856,977
Japan - 11.9%
Government of Japan
0.400%, 03/20/2036	JPY	790,000,000	8,140,332
1.400%, 09/20/2034 to 09/20/2045		500,000,000	6,390,036
1.500%, 12/20/2044		100,000,000	1,340,367
1.600%, 03/20/2033		1,610,000,000	19,864,171
1.700%, 09/20/2032 to 09/20/2044		2,730,000,000	34,069,264
Japan Finance Organization For
Municipalities
2.125%, 04/13/2021 (S)		$2,500,000	2,541,638
Tokyo Metropolitan
2.000%, 05/17/2021 (S)		1,200,000	1,213,745
			73,559,553
New Zealand - 0.9%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	6,300,000	4,846,825
6.000%, 12/15/2017		600,000	452,452
			5,299,277
Norway - 0.1%
Government of Norway
3.750%, 05/25/2021 (S)	NOK	3,800,000	521,666
Poland - 0.0%
Republic of Poland
3.250%, 07/25/2025	PLN	100,000	26,181

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Qatar - 0.1%
Government of Qatar
4.625%, 06/02/2046 (S)		$600,000	$652,306
			652,306
Slovenia - 3.1%
Republic of Slovenia
4.125%, 02/18/2019		2,550,000	2,682,350
4.125%, 02/18/2019 (S)		1,600,000	1,682,272
4.700%, 11/01/2016 (S)	EUR	2,600,000	2,930,906
4.750%, 05/10/2018		$1,700,000	1,787,960
5.250%, 02/18/2024 (S)		5,100,000	5,743,875
5.500%, 10/26/2022		1,800,000	2,043,952
5.850%, 05/10/2023		1,700,000	1,974,586
			18,845,901
Spain - 3.2%
Autonomous Community of Catalonia
4.300%, 11/15/2016	EUR	2,000,000	2,229,194
4.750%, 06/04/2018		800,000	901,476
4.900%, 09/15/2021		50,000	56,490
4.950%, 02/11/2020		1,300,000	1,501,446
Autonomous Community of Madrid Spain
4.125%, 05/21/2024		1,800,000	2,423,427
Kingdom of Spain
2.150%, 10/31/2025 (S)		1,800,000	2,162,575
2.900%, 10/31/2046 (S)		4,470,000	5,542,289
4.700%, 07/30/2041 (S)		1,500,000	2,465,908
4.900%, 07/30/2040 (S)		1,300,000	2,181,515
			19,464,320
United Kingdom - 3.6%
Government of United Kingdom
3.250%, 01/22/2044	GBP	6,500,000	11,500,449
3.500%, 01/22/2045		900,000	1,661,324
4.250%, 12/07/2040		4,000,000	8,076,158
4.750%, 12/07/2038		600,000	1,255,305
			22,493,236
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $198,239,717)			$214,534,727

CORPORATE BONDS - 26.9%
Australia - 0.4%
Westpac Banking Corp.
1.850%, 11/26/2018 (S)		$2,300,000	2,331,312
Belgium - 0.3%
KBC Bank NV (8.000% to 01/25/2018,
then 5 Year U.S. Swap Rate + 7.097%)
01/25/2023		1,600,000	1,703,602
Brazil - 0.5%
Petrobras Global Finance BV
3.536%, 03/17/2020 (P)		900,000	794,250
4.375%, 05/20/2023		800,000	649,760
8.375%, 05/23/2021		1,600,000	1,651,200
			3,095,210
Canada - 0.6%
Royal Bank of Canada
2.300%, 03/22/2021		1,600,000	1,644,832
The Bank of Nova Scotia
1.875%, 04/26/2021		2,200,000	2,217,554
			3,862,386

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Denmark - 7.0%
Nordea Kredit Realkreditaktieselskab
2.500%, 10/01/2037 to 10/01/2047	DKK	8,706,846	$1,309,219
3.000%, 10/01/2047		2,500,000	383,620
Nykredit Realkredit A/S
1.000%, 07/01/2016 to 10/01/2016		97,700,000	14,574,995
2.000%, 10/01/2037		7,100,000	1,066,809
2.500%, 10/01/2037 to 10/01/2047		56,522,192	8,564,001
3.000%, 10/01/2047		27,616,473	4,225,739
6.000%, 10/01/2029		50,009	8,880
Realkredit Danmark A/S
0.930%, 01/01/2038 (P)		265,001	41,557
1.000%, 04/01/2017		15,200,000	2,288,415
2.000%, 04/01/2017 to 10/01/2037		36,051,608	5,452,535
2.500%, 10/01/2037 to 10/01/2047		29,017,467	4,401,998
3.000%, 10/01/2047		6,200,000	949,388
			43,267,156
France - 0.8%
Credit Agricole SA (8.125% to
09/19/2018, then 5 Year U.S. Swap
Rate + 6.283%)
09/19/2033		$1,480,000	1,583,600
Dexia Credit Local SA
1.225%, 03/23/2018 (P) (S)		1,200,000	1,201,092
1.875%, 03/28/2019 (S)		2,200,000	2,225,247
			5,009,939
Germany - 1.5%
KFW
5.000%, 03/19/2024	AUD	100,000	87,322
6.250%, 05/19/2021		9,900,000	8,708,921
Landwirtschaftliche Rentenbank
4.250%, 01/24/2023		400,000	329,274
			9,125,517
Greece - 0.0%
Hellenic Railways Organization SA
5.014%, 12/27/2017	EUR	100,000	104,167
Italy - 1.0%
Banca Carige SpA
3.750%, 11/25/2016		1,400,000	1,572,197
3.875%, 10/24/2018		2,800,000	3,322,924
Intesa Sanpaolo SpA
5.710%, 01/15/2026 (S)		$1,200,000	1,138,259
			6,033,380
Ivory Coast - 0.4%
African Development Bank
5.250%, 03/23/2022	AUD	2,900,000	2,464,966
Japan - 0.7%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.700%, 03/05/2018 (S)		$900,000	904,615
Sumitomo Mitsui Financial Group, Inc.
2.337%, 03/09/2021 (P)		3,100,000	3,163,581
			4,068,196
Netherlands - 1.4%
Cooperatieve Rabobank UA
2.500%, 01/19/2021		3,600,000	3,691,566
6.875%, 03/19/2020	EUR	650,000	843,057
ING Bank NV
2.625%, 12/05/2022		$3,500,000	3,656,776

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Netherlands (continued)
LeasePlan Corp. NV
2.875%, 01/22/2019 (S)		$600,000	$600,286
			8,791,685
Portugal - 0.1%
Banco Espirito Santo SA
4.000%, 01/21/2019 (H)	EUR	1,400,000	388,412
4.750%, 01/15/2018 (H)		600,000	166,462
Novo Banco SA
5.000%, 05/23/2019		300,000	242,200
			797,074
Russia - 0.3%
Gazprom OAO
9.250%, 04/23/2019		$1,900,000	2,192,433
			2,192,433
Sweden - 1.0%
Stadshypotek AB
4.250%, 10/10/2017	AUD	2,400,000	1,825,224
Svenska Handelsbanken AB
1.781%, 03/30/2021 (P)		$3,700,000	3,736,057
Swedbank AB
2.200%, 03/04/2020 (S)		700,000	710,912
			6,272,193
Switzerland - 1.7%
Credit Suisse AG
6.500%, 08/08/2023		1,400,000	1,465,594
Credit Suisse Group Funding
Guernsey, Ltd.
3.800%, 06/09/2023 (S)		400,000	399,207
EUROFIMA
6.250%, 12/28/2018	AUD	3,000,000	2,446,962
UBS AG
5.125%, 05/15/2024		$1,200,000	1,221,412
UBS AG (7.250% to 02/22/2017, then
5 Year U.S. Swap Rate + 6.061%)
02/22/2022		3,100,000	3,173,600
UBS Group Funding Jersey, Ltd.
3.000%, 04/15/2021 (S)		1,500,000	1,530,087
			10,236,862
United Kingdom - 3.5%
Barclays Bank PLC (7.750% to
04/10/2018, then 5 Year U.S. Swap
Rate + 6.833%)
04/10/2023		3,700,000	3,820,250
Barclays PLC (6.500% to 09/15/2019, then
5 Year Euro Swap Rate + 5.875%)
09/15/2019 (Q)	EUR	600,000	589,277
European Bank for Reconstruction &
Development
0.500%, 12/21/2023	AUD	200,000	123,807
HBOS Capital Funding LP (9.540% to
03/19/2018, then GBPLIBOR + 6.750%)
03/19/2018 (Q)	GBP	1,700,000	2,413,083
HBOS PLC
1.380%, 09/06/2017 (P)		$1,700,000	1,688,899
5.374%, 06/30/2021	EUR	1,400,000	1,771,283
Lloyds Bank PLC
2.050%, 01/22/2019		$900,000	897,665
Royal Bank of Scotland Group PLC
2.500%, 03/22/2023	EUR	1,200,000	1,318,006

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
United Kingdom (continued)
Royal Bank of Scotland Group PLC
(7.500% to 08/10/2020, then 5 Year
U.S. Swap Rate + 5.800%)
08/10/2020 (Q)		$1,400,000	$1,288,000
Royal Bank of Scotland Group PLC
(8.000% to 08/10/2025, then 5 Year
U.S. Swap Rate + 5.720%)
08/10/2025 (Q)		200,000	186,500
Santander UK Group Holdings PLC
4.750%, 09/15/2025 (S)		1,500,000	1,480,530
Tesco PLC
5.000%, 03/24/2023	GBP	100,000	137,160
6.125%, 02/24/2022		1,450,000	2,113,991
The Royal Bank of Scotland Group PLC
(6.990% to 10/05/2017, then 3 month
LIBOR + 2.670%)
10/05/2017 (Q) (S)		$1,600,000	1,712,000
The Royal Bank of Scotland PLC (9.500%
to 03/16/2017, then 5 Year U.S. Swap
Rate + 8.500%)
03/16/2022		600,000	624,045
Virgin Media Secured Finance Plc
4.875%, 01/15/2027	GBP	1,100,000	1,369,190
			21,533,686
United States - 5.7%
AbbVie, Inc.
2.300%, 05/14/2021		$1,300,000	1,315,942
Ally Financial, Inc.
3.600%, 05/21/2018		2,600,000	2,606,500
American International Group, Inc.
3.900%, 04/01/2026		1,500,000	1,546,577
Anheuser-Busch InBev Finance, Inc.
3.300%, 02/01/2023		1,000,000	1,052,076
Charter Communications Operating LLC
4.464%, 07/23/2022 (S)		1,700,000	1,830,344
6.384%, 10/23/2035 (S)		1,500,000	1,777,157
Citigroup, Inc.
2.650%, 10/26/2020		3,100,000	3,154,938
Ford Motor Credit Company LLC
5.875%, 08/02/2021		300,000	344,110
8.000%, 12/15/2016		1,100,000	1,133,286
Inter-American Development Bank
1.875%, 03/15/2021		1,400,000	1,438,682
MUFG Americas Holdings Corp.
3.000%, 02/10/2025		3,500,000	3,561,803
OneMain Financial Holdings, Inc.
6.750%, 12/15/2019 (S)		300,000	292,500
7.250%, 12/15/2021 (S)		200,000	191,500
Pricoa Global Funding I
2.200%, 06/02/2021 (S)		1,500,000	1,522,181
Principal Life Global Funding II
3.000%, 04/18/2026 (S)		2,000,000	2,040,958
Springleaf Finance Corp.
6.000%, 06/01/2020		1,400,000	1,310,750
Sprint Communications, Inc.
9.125%, 03/01/2017		100,000	103,052
Starwood Hotels & Resorts
Worldwide, Inc.
6.750%, 05/15/2018		3,000,000	3,272,595
Tesoro Logistics LP
6.125%, 10/15/2021		2,200,000	2,277,000

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
United States (continued)
The Cleveland Electric Illuminating
Company
5.700%, 04/01/2017		$1,560,000	$1,608,167
The Southern Company
2.350%, 07/01/2021		1,500,000	1,529,498
Zimmer Biomet Holdings, Inc.
3.150%, 04/01/2022		1,500,000	1,537,926
			35,447,542
TOTAL CORPORATE BONDS (Cost $171,769,888)			$166,337,306

TERM LOANS (M) - 0.4%
United States - 0.4%
Energy Future Intermediate Holding
Company LLC TBD 12/19/2016 (T)		2,200,000	2,194,500
Las Vegas Sands LLC
TBD 12/19/2020 (T)		100,000	99,828
			2,294,328
TOTAL TERM LOANS (Cost $2,297,375)			$2,294,328

MUNICIPAL BONDS - 0.2%
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023		255,000	259,414
New Jersey Turnpike Authority
7.102%, 01/01/2041		200,000	304,130
State of California 7.550%, 04/01/2039		400,000	632,920
TOTAL MUNICIPAL BONDS (Cost $1,170,852)			$1,196,464

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.5%
Australia - 0.0%
The Superannuation Member Home Loan
Programme, Series 2009-3, Class A1
3.250%, 11/07/2040 (P)	AUD	302,658	226,860
			226,860
Canada - 0.4%
Canada Mortgage & Housing Corp.
(Merrill Lynch)
Series 98001212,
1.041%, 06/01/2020 (P)	CAD	708,561	542,986
Series 98001247,
1.241%, 07/01/2020 (P)		1,922,189	1,480,500
Series 98001289,
1.241%, 08/01/2020 (P)		663,403	510,794
			2,534,280
Italy - 0.7%
Berica ABS SRL, Series 2011-1, Class A1
0.058%, 12/31/2055 (P)	EUR	572,957	631,705
Casa D’este Finance SRL, Series 1,
Class 1A2
0.125%, 09/15/2021 (P)		698,139	762,592
Creso SRL, Series 2, Class A
0.458%, 12/30/2060 (P)		2,610,725	2,886,091
			4,280,388
United Kingdom - 1.8%
Alba PLC, Series 2006-2, Class A3A
0.761%, 12/15/2038 (P)	GBP	232,101	273,252
Business Mortgage Finance 7 PLC,
Series 7X, Class A1
2.591%, 02/15/2041 (P)		909,896	1,149,653

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United Kingdom (continued)
Darrowby NO 2 PLC, Series 2012-1,
Class A
2.289%, 02/20/2044 (P)	GBP	1,145,113	$1,531,177
Great Hall Mortgages PLC, Series 2007-1,
Class A2A
0.719%, 03/18/2039 (P)		1,195,791	1,473,160
Mansard Mortgages PLC, Series 2007-2X,
Class A1
1.241%, 12/15/2049 (P)		5,256,109	6,436,353
			10,863,595
United States - 8.6%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
3.110%, 09/25/2035 (P)		$112,068	92,249
American Home Mortgage
Investment Trust, Series 2004-3,
Class 5A
2.314%, 10/25/2034 (P)		26,059	26,041
Banc of America Alternative Loan Trust,
Series 2006-3, Class 5CB1
6.500%, 04/25/2036		2,006,035	1,661,889
Banc of America Funding Corp.
Series 2005-E , Class 1A1,
0.728%, 05/20/2035 (P)		280,688	193,535
Series 2006-J, Class 4A1,
3.025%, 01/20/2047 (P)		121,241	101,558
Banc of America Mortgage
Securities, Inc., Series 2005-B,
Class 2A2
3.051%, 03/25/2035 (P)		637,496	586,986
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-6, Class 1A1,
2.648%, 08/25/2033 (P)		60,155	60,355
Series 2003-7, Class 6A,
2.749%, 10/25/2033 (P)		75,541	75,786
Series 2003-9, Class 2A1,
3.036%, 02/25/2034 (P)		14,297	13,874
Series 2004-2, Class 22A,
3.087%, 05/25/2034 (P)		173,687	166,802
Series 2004-2, Class 23A,
2.974%, 05/25/2034 (P)		63,633	59,324
Series 2004-9, Class 22A1,
3.271%, 11/25/2034 (P)		58,296	56,003
Series 2005-12, Class 23A1,
2.669%, 02/25/2036 (P)		698,580	582,521
Series 2005-2, Class A1,
3.090%, 03/25/2035 (P)		826,171	828,089
Series 2005-2, Class A2,
2.924%, 03/25/2035 (P)		692,315	696,895
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
2.880%, 09/25/2035 (P)		883,839	735,791
Series 2005-9, Class 24A1,
3.013%, 11/25/2035 (P)		633,274	464,894
Bear Stearns Structured
Products, Inc. Trust, Series 2007-R6,
Class 1A1
2.774%, 01/26/2036 (P)		1,617,814	1,262,017
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.430%, 09/25/2035 (P)		264,077	262,702

Global Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Citigroup Mortgage Loan Trust, Inc. (continued)
Series 2005-7, Class 1A2,
2.520%, 09/25/2035 (P)	$1,577,286	$1,345,403
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3,
5.250%, 06/25/2035	130,193	112,265
Series 2005-56, Class 2A2,
0.494%, 11/25/2035 (P)	77,109	60,375
Series 2005-56, Class 2A3,
0.380%, 11/25/2035 (P)	92,467	69,632
Series 2006-OA9, Class 2A1B,
0.638%, 07/20/2046 (P)	389,473	188,896
Series 2007-11T1, Class A12,
0.796%, 05/25/2037 (P)	316,215	162,158
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037	145,621	122,344
Series 2007-OA11, Class A1B,
1.660%, 11/25/2047 (P)	2,024,058	1,365,054
Series 2007-OA3, Class 1A1,
0.579%, 04/25/2047 (P)	3,290,357	2,739,229
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-12, Class 11A1,
2.832%, 08/25/2034 (P)	45,614	38,638
Series 2004-22, Class A3,
2.667%, 11/25/2034 (P)	171,249	161,090
Series 2004-HYB5, Class 2A1,
2.601%, 04/20/2035 (P)	46,896	46,437
Series 2004-25, Class 1A1,
1.106%, 02/25/2035 (P)	33,697	28,940
Series 2004-25, Class 2A1,
1.126%, 02/25/2035 (P)	52,132	43,803
Series 2005-2, Class 2A1,
1.086%, 03/25/2035 (P)	67,130	54,602
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
2.569%, 07/25/2033 (P)	12,443	12,299
Series 2003-AR20, Class 2A1,
2.694%, 08/25/2033 (P)	157,002	155,854
Series 2003-8, Class 5A1,
6.500%, 04/25/2033	16,333	16,684
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2AB3
0.749%, 10/19/2036 (P)	1,386,899	613,129
Federal Home Loan Mortgage Corp.
Series 4579, Class FD,
0.786%, 01/15/2038 (P)	1,372,667	1,365,191
Series 4579, Class SD,
1.926%, 01/15/2038 (P)	1,372,667	90,585
Series T-62, Class 1A1,
1.576%, 10/25/2044 (P)	1,107,301	1,149,690
Federal National Mortgage Association
Series 2002-W8, Class F,
0.846%, 09/25/2032 (P)	2,067	2,067
Series 2004-W2, Class 5AF,
0.796%, 03/25/2044 (P)	38,363	38,350
Series 2006-48, Class TF,
0.846%, 06/25/2036 (P)	84,664	84,649
Series 2011-53, Class FT,
1.026%, 06/25/2041 (P)	2,424,414	2,441,140

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Federal National Mortgage
Association (continued)
Series 2013-130, Class FB,
0.896%, 01/25/2044 (P)	$422,878	$422,727
First Horizon Mortgage Pass
Through Trust, Series 2005-AR3,
Class 2A1
2.758%, 08/25/2035 (P)	78,387	68,349
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.784%, 11/15/2031 (P)	46,392	44,165
GMACM Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
3.411%, 06/25/2034 (P)	20,008	19,356
Government National Mortgage
Association, Series 2004-68, Class ZC
6.000%, 08/20/2034	2,009,839	2,322,509
GreenPoint Mortgage Funding Trust,
Series 2006-OH1, Class A1
0.626%, 01/25/2037 (P)	248,351	198,165
GreenPoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
3.135%, 10/25/2033 (P)	14,184	13,944
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA IO
2.306%, 11/10/2045	4,244,487	381,741
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
2.220%, 03/25/2033 (P)	50,608	49,707
HarborView Mortgage Loan Trust
Series 2003-1, Class A,
2.868%, 05/19/2033 (P)	109,626	107,191
Series 2005-4, Class 3A1,
3.034%, 07/19/2035 (P)	44,000	38,000
IndyMac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.790%, 12/25/2034 (P)	64,266	60,233
JPMorgan Alternative Loan Trust
Series 2006-A5, Class 1A4,
0.686%, 10/25/2036 (P)	4,120,732	3,203,825
Series 2006-A6, Class 2A1,
5.500%, 11/25/2036 (P)	3,189	2,186
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
2.468%, 11/25/2033 (P)	69,556	65,759
Series 2006-S2, Class 1A3,
5.500%, 07/25/2036	383,411	347,989
Series 2007-A1, Class 5A6,
2.826%, 07/25/2035 (P)	297,895	269,900
Series 2007-A1, Class 5A5,
2.826%, 07/25/2035 (P)	327,685	326,841
MASTR Adjustable Rate Mortgages Trust,
Series 2007-HF1, Class A1
0.686%, 05/25/2037 (P)	286,177	175,262
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1,
2.350%, 02/25/2033 (P)	110,704	105,680
Series 2005-2, Class 1A,
1.904%, 10/25/2035 (P)	442,042	426,825
Series 2005-3, Class 4A,
0.696%, 11/25/2035 (P)	438,162	408,339

Global Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Merrill Lynch Mortgage
Investors Trust (continued)
Series 2005-A10, Class A,
0.656%, 02/25/2036 (P)	$2,930,981	$2,653,510
Series 2005-A8, Class A3A2,
0.696%, 08/25/2036 (P)	18,843	18,630
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8,
Class A3
5.875%, 08/12/2049 (P)	3,151,686	3,252,007
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-3,
Class A4
5.414%, 07/12/2046 (P)	312,186	312,273
MRFC Mortgage Pass Through Trust,
Series 2000-TBC3, Class A1
0.874%, 12/15/2030 (P)	27,377	25,987
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A,
0.886%, 10/07/2020 (P)	1,879,658	1,883,489
Series 2010-R2, Class 1A,
0.806%, 11/06/2017 (P)	4,111,502	4,112,420
Residential Accredit Loans Trust
Series 2006-QA2, Class 2A1,
4.337%, 02/25/2036 (P)	552,906	437,134
Series 2006-QO6, Class A1,
0.626%, 06/25/2046 (P)	1,731,236	693,631
Series 2007-QH4, Class A2,
0.676%, 05/25/2037 (P)	227,553	54,415
Series 2007-QO2, Class A1,
0.596%, 02/25/2047 (P)	499,369	262,856
Residential Asset Securitization Trust
Series 2005-A15, Class 3A1,
5.750%, 02/25/2036	2,081,530	1,835,592
Series 2006-R1, Class A2,
0.846%, 01/25/2046 (P)	468,805	215,012
Residential Funding Mortgage
Securities Trust, Series 2005-SA4,
Class 1A21
3.137%, 09/25/2035 (P)	130,838	99,212
Sequoia Mortgage Trust
Series 5, Class A,
1.139%, 10/19/2026 (P)	16,862	16,370
Series 2003-4, Class 2A1,
0.788%, 07/20/2033 (P)	102,831	95,917
Sovereign Commercial Mortgage
Securities Trust, Series 2007-C1,
Class D
6.043%, 07/22/2030 (P) (S)	752,834	750,401
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-1, Class 4A1,
2.758%, 02/25/2034 (P)	104,756	104,148
Series 2004-12, Class 7A1,
2.838%, 09/25/2034 (P)	220,622	218,439
Series 2004-4, Class 3A2,
2.896%, 04/25/2034 (P)	209,805	207,666
Series 2005-18, Class 6A1,
2.784%, 09/25/2035 (P)	252,681	221,371

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Structured Asset
Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1,
0.656%, 05/25/2046 (P)	$526,192	$403,979
Series 2007-AR1, Class 2A,
0.626%, 01/25/2037 (P)	936,757	762,343
Series 2004-AR3, Class 1A2,
1.019%, 07/19/2034 (P)	46,761	45,853
Thornburg Mortgage Securities Trust
Series 2003-5, Class 1A,
2.307%, 10/25/2043 (P)	579,524	561,480
Series 2007-2, Class A1,
1.696%, 06/25/2037 (P)	782,984	681,029
Series 2007-2, Class A2A,
0.576%, 06/25/2037 (P)	614,596	576,472
Series 2007-2, Class A3A,
5.750%, 06/25/2037 (P)	881,002	850,076
Series 2007-3, Class 2A1,
2.487%, 06/25/2047 (P)	178,535	159,555
Series 2007-3, Class 3A1,
2.487%, 06/25/2047 (P)	338,026	300,389
Series 2007-3, Class 4A1,
5.750%, 06/25/2047 (P)	279,425	254,286
Wachovia Bank Commercial
Mortgage Trust, Series 2006-C28,
Class A4
5.572%, 10/15/2048	140,934	140,883
WaMu Mortgage Pass-
Through Certificates
Series 2002-AR17, Class 1A,
1.610%, 11/25/2042 (P)	243,533	223,238
Series 2002-AR2, Class A,
1.928%, 02/27/2034 (P)	41,054	40,061
Series 2003-AR5, Class A7,
2.815%, 06/25/2033 (P)	63,560	64,017
Series 2005-AR2, Class 2A1A,
0.756%, 01/25/2045 (P)	41,547	39,079
Series 2006-AR5, Class 3A,
1.350%, 07/25/2046 (P)	287,935	178,726
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class XA IO
1.457%, 03/15/2045 (S)	12,352,241	651,059
		52,897,513
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $75,989,727)		$70,802,636

ASSET BACKED SECURITIES - 4.6%
ACE Securities Corp. Home Equity
Loan Trust, Series 2005-A, Class M1
1.126%, 09/25/2035 (P)	1,823,651	1,446,246
Amortizing Residential Collateral Trust,
Series 2002-BC4, Class A
1.026%, 07/25/2032 (P)	6,344	5,914
Amresco Residential Securities Corp.
Mortgage Loan Trust, Series 1999-1,
Class A
1.386%, 06/25/2029 (P)	27,650	25,624
CIFC Funding, Ltd., Series 2007-1A,
Class A1l
0.890%, 05/10/2021 (P) (S)	350,341	347,722

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates
Series 2006.22, Class 1A,
0.586%, 05/25/2047 (P)		$1,722,396	$1,235,426
Series 2007-6, Class 2A3,
0.666%, 09/25/2037 (P)		2,613,986	2,014,503
Series 2007-BC2, Class 1A,
0.646%, 06/25/2037 (P)		3,032,811	2,041,049
CWABS Asset-Backed Certificates Trust,
Series 2005-4CWL, Class MV5
1.109%, 10/25/2035 (P)		2,100,000	1,754,093
First Alliance Mortgage Loan Trust,
Series 1997-4, Class A3
0.898%, 12/20/2027 (P)		11,212	10,793
Halcyon Structured Asset Management
European CLO, Series 2006-II,
Class BV
0.175%, 01/25/2023 (P)	EUR	187,395	207,609
Highlander Euro CDO III BV,
Series 2007-3X, Class A
0.068%, 05/01/2023 (P)		805,379	874,324
Home Equity Asset Trust, Series 2002-1,
Class A4
1.046%, 11/25/2032 (P)		$1,283	1,085
HSI Asset Securitization Corp. Trust,
Series 2007-HE2, Class 2A3
0.706%, 04/25/2037 (P)		2,450,174	1,409,381
Mastr Asset Backed Securities Trust,
Series 2006-WMC3, Class A5
0.686%, 08/25/2036 (P)		5,779,480	2,598,819
Mercator CLO II PLC, Series X, Class A1
0.048%, 02/18/2024 (P)	EUR	79,195	87,644
Morgan Stanley ABS Capital I, Inc. Trust
Series 2006-HE4, Class A4,
0.686%, 06/25/2036 (P)		$2,292,369	1,482,675
Series 2006-HE6, Class A2B,
0.546%, 09/25/2036 (P)		1,297,811	596,909
Series 2007-NC3, Class A2B,
0.586%, 05/25/2037 (P)		2,744,564	1,826,370
Novastar Mortgage Funding Trust,
Series 2007-1, Class A1A
0.576%, 03/25/2037 (P)		2,396,298	1,526,734
Panther CDO V BV, Series 2015-A,
Class A1
0.148%, 10/15/2084 (P) (S)	EUR	346,041	374,218
Penta CLO SA, Series 2007-1X, Class A1
0.172%, 06/04/2024 (P)		196,071	215,976
RAMP Series Trust, Series 2006-NC2,
Class M1
0.806%, 02/25/2036 (P)		$2,400,000	1,660,373
Renaissance Home Equity Loan Trust
Series 2002-3, Class M2,
2.996%, 12/25/2032 (P)		485,872	453,721
Series 2006-3, Class AF6,
5.731%, 11/25/2036		2,771,796	1,543,213
Residential Asset Mortgage
Products, Inc. Trust, Series 2002-RS3
0.999%, 06/25/2032 (P)		10,356	9,694
Residential Asset Securities Corp. Trust,
Series 2002-KS4, Class AIIB
0.946%, 07/25/2032 (P)		23,819	20,920
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-NC1, Class A2A
0.496%, 12/25/2036 (P)		51,944	26,487

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Small Business Administration
Participation Certificates,
Series 2000-20K, Class 1
7.220%, 11/01/2020	$13,198	$14,034
Structured Asset Investment Loan Trust,
Series 2006-4, Class A2
0.576%, 07/25/2036 (P)	2,085,553	1,424,352
WaMu Asset-Backed Certificates,
Series 2007-HE2, Class 2A4
0.806%, 04/25/2037 (P)	7,478,689	3,355,007
TOTAL ASSET BACKED SECURITIES (Cost $30,642,529)		$28,590,915

COMMON STOCKS - 0.0%
United States - 0.0%
Rescap Liquidating Trust (I)	5,054	45,486
TOTAL COMMON STOCKS (Cost $15,920)		$45,486

PREFERRED SECURITIES - 0.0%
United States - 0.0%
Navient Corp., 2.903%	9,800	236,670
TOTAL PREFERRED SECURITIES (Cost $110,250)		$236,670

ESCROW SHARES - 0.1%
United States - 0.1%
Lehman Brothers Holdings, Inc.
5.460%, 12/30/2016 (I)	4,100,000	278,800
5.625%, 01/24/2049 (I)	4,500,000	309,375
6.875%, 05/02/2018 (I)	2,100,000	147,000
TOTAL ESCROW SHARES (Cost $0)		$735,175

PURCHASED OPTIONS - 0.1%
Call options - 0.0%
Over the Counter Option on 5 Year
Interest Rate Swap. Receive a fixed rate
of 1.000% and pay a floating rate based
on 6-month LIBOR (Expiration Date:
12/21/2016; Strike Rate: 1.000%;
Counterparty: Citibank N.A.) (I)	5,600,000	45,920
Over the Counter Option on 5 Year
Interest Rate Swap. Receive a fixed rate
of 1.000% and pay a floating rate based
on 6-month LIBOR (Expiration Date:
12/31/2016; Strike Rate: 1.000%;
Counterparty: JPMorgan
Chase Bank) (I)	8,300,000	66,211
Over the Counter Option on the USD vs.
JPY (Expiration Date: 08/29/2016;
Strike Price: $111.00; Counterparty:
JPMorgan Chase Bank) (I)	3,400,000	6,062
Over the Counter Option on the USD vs.
SGD (Expiration Date: 09/15/2016;
Strike Price: $1.35; Counterparty:
HSBC Bank USA) (I)	1,600,000	16,774
		134,967
Put options - 0.1%
Exchange Traded Option on 10 Year
U.S. Treasury Note Futures (Expiration
Date: 08/26/2016; Strike
Price: $114.00) (I)	1,262,000	1,262

Global Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
PURCHASED OPTIONS (continued)
Put options (continued)
Exchange Traded Option on 10 Year
U.S. Treasury Note Futures (Expiration
Date: 08/26/2016; Strike
Price: $120.00) (I)	44,000	$44
Exchange Traded Option on 5 Year
U.S. Treasury Note Futures (Expiration
Date: 08/26/2016; Strike
Price: $114.00) (I)	150,000	150
Exchange Traded Option on Euro BUND
Futures (Expiration Date: 07/22/2016;
Strike Price: $161.50) (I)	11,700,000	3,896
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.250% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
12/27/2016; Strike Rate: 1.250%;
Counterparty: Citibank NA) (I)	205,400,000	16,247
Over the Counter Option on 10 Year
Interest Rate Swap. Receive a fixed rate
of 0.400% and pay a floating rate based
on 6-month JPY LIBOR (Expiration
Date: 03/03/2017; Strike Rate: 0.400%;
Counterparty: JPMorgan
Chase Bank) (I)	160,000,000	4,936
Over the Counter Option on the CHF vs.
SEK (Expiration Date: 07/27/2016;
Strike Price: CHF 8.09; Counterparty:
Bank of America NA) (I)	3,476,000	228
Over the Counter Option on the CHF vs.
SEK (Expiration Date: 07/27/2016;
Strike Price: CHF 8.09; Counterparty:
JPMorgan Chase Bank) (I)	3,000,000	197
Over the Counter Option on the EUR vs.
USD (Expiration Date: 07/07/2016;
Strike Price: EUR 1.12; Counterparty:
Standard Chartered Bank, London) (I)	5,300,000	65,157
Over the Counter Option on the EUR vs.
USD (Expiration Date: 09/26/2016;
Strike Price: EUR 1.10; Counterparty:
Deutsche Bank AG) (I)	3,414,000	53,443
Over the Counter Option on the EUR vs.
USD (Expiration Date: 09/26/2016;
Strike Price: EUR 1.10; Counterparty:
Standard Chartered Bank, London) (I)	2,386,000	37,351
Over the Counter Option on the GBP vs.
USD (Expiration Date: 08/15/2016;
Strike Price: GBP 1.35; Counterparty:
Nomura Global Financial
Products, Inc.) (I)	130,000	5,028
Over the Counter Option on the GBP vs.
USD (Expiration Date: 09/08/2016;
Strike Price: GBP 1.78; Counterparty:
Bank of America, N.A.) (I)	3,500,000	137,922
Over the Counter Option on the USD vs.
SGD (Expiration Date: 09/15/2016;
Strike Price: $7.60; Counterparty:
HSBC Bank USA) (I)	1,600,000	23,754
		349,615
TOTAL PURCHASED OPTIONS (Cost $717,382)		$484,582

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
SHORT-TERM INVESTMENTS - 15.2%
Foreign government - 14.1%
Federative Republic of Brazil
11.317%, 07/01/2017 *	BRL	13,100,000	3,597,453
13.902%, 10/01/2016 *		43,900,000	13,204,097
Japan Treasury Discount Bill, 0.000%
07/11/2016 *	JPY	1,000,000,000	9,683,746
09/12/2016 *		6,290,000,000	60,940,729
			87,426,025
U.S. Government Agency - 1.1%
Federal Home Loan Bank Discount Notes
0.300%, 08/19/2016 *		$3,100,000	3,098,946
0.310%, 07/27/2016 *		2,300,000	2,299,717
0.320%, 08/12/2016 *		1,200,000	1,199,650
			6,598,313
TOTAL SHORT-TERM INVESTMENTS (Cost $89,696,245)			$94,024,338
Total Investments (Global Bond Trust)
(Cost $690,260,709) - 113.8%			$703,390,290
Other assets and liabilities, net - (13.8%)			(85,400,847)
TOTAL NET ASSETS - 100.0%			$617,989,443

SALE COMMITMENTS OUTSTANDING - (4.1)%
U.S. Government Agency - (4.1)%
Federal National Mortgage Association
3.500%, TBA (C)		(1,000,000)	(1,054,833)
4.500%, TBA (C)		(5,000,000)	(5,455,365)
4.500%, TBA (C)		(12,500,000)	(13,646,447)
4.500%, TBA (C)		(5,000,000)	(5,455,650)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(25,538,750))			$(25,612,295)

High Yield Trust

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 1.1%
U.S. Government - 1.1%
U.S. Treasury Notes
1.375%, 09/30/2020		$2,500,000	$2,545,899
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $2,496,956)			$2,545,899

FOREIGN GOVERNMENT
OBLIGATIONS - 0.7%
Argentina - 0.3%
Republic of Argentina
6.875%, 04/22/2021 (S)		200,000	213,500
7.500%, 04/22/2026 (S)		200,000	216,800
7.625%, 04/22/2046 (S)		200,000	216,300
			646,600
Brazil - 0.3%
Federative Republic of Brazil
10.000%, 01/01/2017	BRL	1,936,000	591,983

High Yield Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico - 0.1%
Government of Mexico
6.500%, 06/09/2022	MXN	5,956,000	$340,576
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $1,961,385)			$1,579,159

CORPORATE BONDS - 86.5%
Consumer discretionary - 20.7%
Altice Financing SA
6.625%, 02/15/2023 (S)		$1,040,000	1,021,132
American Axle & Manufacturing, Inc.
6.250%, 03/15/2021		70,000	72,625
Argos Merger Sub, Inc.
7.125%, 03/15/2023 (S)		200,000	205,750
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)		665,062	669,475
Boyd Gaming Corp.
6.375%, 04/01/2026 (S)		270,000	282,150
Caesars Entertainment Resort
Properties LLC
11.000%, 10/01/2021		1,490,000	1,463,925
CalAtlantic Group, Inc.
5.250%, 06/01/2026		670,000	649,900
Carmike Cinemas, Inc.
6.000%, 06/15/2023 (S)		330,000	343,200
Carrols Restaurant Group, Inc.
8.000%, 05/01/2022		590,000	640,150
CCO Holdings LLC
5.750%, 02/15/2023 (S)		1,260,000	1,297,800
CEC Entertainment, Inc.
8.000%, 02/15/2022		310,000	301,088
Cengage Learning, Inc.
9.500%, 06/15/2024 (S)		540,000	549,450
Charter Communications Operating LLC
4.908%, 07/23/2025 (S)		1,550,000	1,689,340
6.484%, 10/23/2045 (S)		450,000	537,637
CTP Transportation Products LLC
8.250%, 12/15/2019 (S)		540,000	475,200
DISH DBS Corp.
5.875%, 07/15/2022 to 11/15/2024		2,050,000	1,938,213
7.750%, 07/01/2026 (S)		830,000	856,975
Dollar Tree, Inc.
5.750%, 03/01/2023 (S)		1,140,000	1,211,250
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		510,000	491,513
ESH Hospitality, Inc.
5.250%, 05/01/2025 (S)		770,000	749,788
Fontainebleau Las Vegas Holdings LLC
11.000%, 06/15/2015 (H)(S)		3,600,425	360
GameStop Corp.
5.500%, 10/01/2019 (S)		530,000	524,700
6.750%, 03/15/2021 (S)		510,000	503,625
General Motors Company
6.600%, 04/01/2036		140,000	160,617
6.750%, 04/01/2046		60,000	71,215
Gibson Brands, Inc.
8.875%, 08/01/2018 (S)		990,000	549,450
GLP Capital LP
5.375%, 04/15/2026		670,000	693,450
Gray Television, Inc.
5.875%, 07/15/2026 (S)		250,000	251,875

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Greektown Holdings LLC
8.875%, 03/15/2019 (S)	$330,000	$342,375
Guitar Center, Inc.
6.500%, 04/15/2019 (S)	150,000	129,000
9.625%, 04/15/2020 (S)	1,570,000	1,095,075
Hanesbrands, Inc.
4.625%, 05/15/2024 (S)	200,000	200,500
4.875%, 05/15/2026 (S)	180,000	180,648
HD Supply, Inc.
5.750%, 04/15/2024 (S)	430,000	447,200
Hilton Worldwide Finance LLC
5.625%, 10/15/2021	200,000	207,000
iHeartCommunications, Inc., PIK
14.000%, 02/01/2021	989,800	353,854
L Brands, Inc.
6.875%, 11/01/2035	710,000	718,875
Lamar Media Corp.
5.750%, 02/01/2026 (S)	140,000	145,688
Landry’s Holdings II, Inc.
10.250%, 01/01/2018 (S)	680,000	686,800
Landry’s, Inc.
9.375%, 05/01/2020 (S)	496,000	520,800
Levi Strauss & Company
5.000%, 05/01/2025	710,000	713,550
MCE Finance, Ltd.
5.000%, 02/15/2021 (S)	430,000	425,496
MDC Partners, Inc.
6.500%, 05/01/2024 (S)	900,000	893,250
MediaNews Group, Inc.
12.000%, 12/31/2018	464,000	416,767
MGM Growth Properties Operating
Partnership LP
5.625%, 05/01/2024 (S)	330,000	348,975
MGM Resorts International
6.625%, 12/15/2021	450,000	489,375
Modular Space Corp.
10.250%, 01/31/2019 (S)	850,000	408,000
Monitronics International, Inc.
9.125%, 04/01/2020	390,000	323,700
NCL Corp., Ltd.
4.625%, 11/15/2020 (S)	420,000	419,210
5.250%, 11/15/2019 (S)	810,000	818,100
Neiman Marcus Group, Ltd., LLC
8.000%, 10/15/2021 (S)	930,000	757,950
Neiman Marcus Group, Ltd., LLC, PIK
8.750%, 10/15/2021 (S)	240,000	182,400
Neptune Finco Corp.
6.625%, 10/15/2025 (S)	720,000	757,800
10.125%, 01/15/2023 (S)	355,000	397,600
10.875%, 10/15/2025 (S)	290,000	332,050
Netflix, Inc.
5.875%, 02/15/2025	1,080,000	1,132,650
New Cotai LLC, PIK
10.625%, 05/01/2019 (S)	1,575,604	972,935
New Red Finance, Inc.
4.625%, 01/15/2022 (S)	613,000	622,195
6.000%, 04/01/2022 (S)	560,000	580,826
Newell Brands, Inc.
5.000%, 11/15/2023 (S)	250,000	262,584
PulteGroup, Inc.
4.250%, 03/01/2021	60,000	61,860
5.500%, 03/01/2026	720,000	738,000

High Yield Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Sally Holdings LLC
5.625%, 12/01/2025		$630,000	$659,925
Schaeffler Holding Finance BV, PIK
6.875%, 08/15/2018 (S)		200,000	204,000
6.875%, 08/15/2018 (S)	EUR	450,000	510,086
Service Corp. International
5.375%, 05/15/2024		$200,000	207,500
7.500%, 04/01/2027		480,000	556,800
Shea Homes LP
5.875%, 04/01/2023 (S)		100,000	99,000
6.125%, 04/01/2025 (S)		980,000	975,100
Speedway Motorsports, Inc.
5.125%, 02/01/2023		610,000	620,675
StoneMor Partners LP
7.875%, 06/01/2021		530,000	524,700
Taylor Morrison Communities, Inc.
5.875%, 04/15/2023 (S)		840,000	844,200
The Goodyear Tire & Rubber Company
5.000%, 05/31/2026		220,000	224,125
5.125%, 11/15/2023		590,000	609,175
The William Carter Company
5.250%, 08/15/2021		550,000	569,250
Time Warner Cable, Inc.
7.300%, 07/01/2038		440,000	551,271
Toll Brothers Finance Corp.
6.750%, 11/01/2019		320,000	360,000
Tribune Media Company
5.875%, 07/15/2022		410,000	407,950
Viacom, Inc.
4.375%, 03/15/2043		600,000	484,958
Viking Cruises, Ltd.
6.250%, 05/15/2025 (S)		545,000	411,475
8.500%, 10/15/2022 (S)		230,000	196,075
Virgin Media Finance PLC
6.000%, 10/15/2024 (S)		1,680,000	1,650,600
Virgin Media Secured Finance PLC
5.500%, 08/15/2026 (S)		200,000	194,500
Vista Outdoor, Inc.
5.875%, 10/01/2023 (S)		640,000	667,200
William Lyon Homes, Inc.
5.750%, 04/15/2019		580,000	568,400
7.000%, 08/15/2022		180,000	178,200
8.500%, 11/15/2020		400,000	411,000
Woodside Homes Company LLC
6.750%, 12/15/2021 (S)		1,080,000	999,000
ZF North America Capital, Inc.
4.750%, 04/29/2025 (S)		820,000	830,758
			49,800,864
Consumer staples - 5.1%
Alliance One International, Inc.
9.875%, 07/15/2021 (L)		890,000	750,938
Beverages & More, Inc.
10.000%, 11/15/2018 (S)		970,000	877,850
Carolina Beverage Group LLC
10.625%, 08/01/2018 (S)		790,000	752,475
Central Garden & Pet Company
6.125%, 11/15/2023		380,000	395,200
Century Intermediate Holding Company 2,
PIK
9.750%, 02/15/2019 (S)		1,070,000	1,086,050
Constellation Brands, Inc.
4.750%, 11/15/2024 to 12/01/2025		1,260,000	1,331,250

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Dole Food Company, Inc.
7.250%, 05/01/2019 (S)	$370,000	$369,075
DS Services of America, Inc.
10.000%, 09/01/2021 (S)	970,000	1,088,825
Kraft Heinz Foods Company
4.875%, 02/15/2025 (S)	408,000	447,549
7.125%, 08/01/2039 (S)	440,000	616,606
Pilgrim’s Pride Corp.
5.750%, 03/15/2025 (S)	980,000	977,550
Simmons Foods, Inc.
7.875%, 10/01/2021 (S)	1,460,000	1,328,600
Spectrum Brands, Inc.
5.750%, 07/15/2025	860,000	895,475
6.125%, 12/15/2024	490,000	516,950
The Sun Products Corp.
7.750%, 03/15/2021 (S)	840,000	868,350
		12,302,743
Energy - 13.4%
Berry Petroleum Company LLC
6.375%, 09/15/2022 (H)	510,000	175,950
6.750%, 11/01/2020 (H)	1,700,000	586,500
Blue Racer Midstream LLC
6.125%, 11/15/2022 (S)	620,000	587,450
California Resources Corp.
5.500%, 09/15/2021	510,000	257,550
6.000%, 11/15/2024	84,000	41,160
Calumet Specialty Products Partners LP
11.500%, 01/15/2021 (S)	590,000	662,275
Carrizo Oil & Gas, Inc.
6.250%, 04/15/2023	310,000	298,375
7.500%, 09/15/2020	250,000	253,125
CGG SA
6.500%, 06/01/2021	1,350,000	594,000
6.875%, 01/15/2022	200,000	87,000
Chesapeake Energy Corp.
3.878%, 04/15/2019 (P)	130,000	97,825
4.875%, 04/15/2022	290,000	184,150
5.375%, 06/15/2021	280,000	180,600
5.750%, 03/15/2023	480,000	307,200
6.125%, 02/15/2021	830,000	547,800
6.875%, 11/15/2020	430,000	298,850
Cloud Peak Energy Resources LLC
6.375%, 03/15/2024	170,000	56,100
Concho Resources, Inc.
5.500%, 04/01/2023	770,000	771,925
Continental Resources, Inc.
4.500%, 04/15/2023	110,000	102,575
4.900%, 06/01/2044	920,000	759,000
5.000%, 09/15/2022 (L)	510,000	497,061
Crestwood Midstream Partners LP
6.000%, 12/15/2020	130,000	122,850
6.125%, 03/01/2022	1,080,000	991,850
6.250%, 04/01/2023 (S)	170,000	156,400
CrownRock LP
7.750%, 02/15/2023 (S)	590,000	616,550
Endeavor Energy Resources LP
7.000%, 08/15/2021 (S)	480,000	471,600
Ensco PLC
4.700%, 03/15/2021	110,000	91,401
5.200%, 03/15/2025	150,000	104,250
5.750%, 10/01/2044	650,000	390,000
EP Energy LLC
6.375%, 06/15/2023	670,000	402,000

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
EP Energy LLC (continued)
9.375%, 05/01/2020	$540,000	$382,050
EV Energy Partners LP
8.000%, 04/15/2019	370,000	222,000
Freeport-McMoran Oil & Gas LLC
6.125%, 06/15/2019	190,000	191,900
6.750%, 02/01/2022	200,000	196,063
6.875%, 02/15/2023	1,910,000	1,843,150
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (S)	680,000	510,000
Kinder Morgan, Inc.
7.750%, 01/15/2032	660,000	740,113
Laredo Petroleum, Inc.
7.375%, 05/01/2022	280,000	280,700
MEG Energy Corp.
6.375%, 01/30/2023 (S)	1,248,000	923,520
Milagro Oil & Gas, Inc.
10.500%, 05/15/2016 (H)	1,370,000	482,925
Murray Energy Corp.
11.250%, 04/15/2021 (S)	2,020,000	565,600
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	600,000	625,500
7.768%, 12/15/2037 (S)	70,000	67,900
9.625%, 06/01/2019 (S)	50,000	52,375
Oasis Petroleum, Inc.
6.875%, 03/15/2022 (L)	460,000	425,500
6.875%, 01/15/2023	420,000	382,200
Parsley Energy LLC
7.500%, 02/15/2022 (S)	210,000	219,450
Petrobras Global Finance BV
6.850%, 06/05/2115	410,000	311,600
Pride International, Inc.
7.875%, 08/15/2040	360,000	252,576
QEP Resources, Inc.
5.250%, 05/01/2023	520,000	478,400
6.875%, 03/01/2021	380,000	383,800
Range Resources Corp.
4.875%, 05/15/2025	690,000	657,225
5.000%, 03/15/2023	340,000	318,750
Rice Energy, Inc.
6.250%, 05/01/2022	480,000	476,400
7.250%, 05/01/2023	100,000	101,500
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)	310,000	310,775
6.875%, 04/15/2040 (S)	1,250,000	1,190,625
7.500%, 07/15/2038 (S)	100,000	98,500
Rose Rock Midstream LP
5.625%, 11/15/2023	600,000	522,000
Sanchez Energy Corp.
6.125%, 01/15/2023	290,000	224,025
7.750%, 06/15/2021	530,000	449,175
Shelf Drilling Holdings, Ltd.
8.625%, 11/01/2018 (S)	710,000	521,850
SM Energy Company
5.000%, 01/15/2024	220,000	188,100
5.625%, 06/01/2025	450,000	387,000
Summit Midstream Holdings LLC
5.500%, 08/15/2022	740,000	636,400
7.500%, 07/01/2021	230,000	220,800
Targa Resources Partners LP
4.125%, 11/15/2019	130,000	128,700
6.375%, 08/01/2022	525,000	526,313

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Teine Energy, Ltd.
6.875%, 09/30/2022 (S)	$630,000	$617,400
Tesoro Logistics LP
5.500%, 10/15/2019	150,000	156,750
6.125%, 10/15/2021	60,000	62,100
6.250%, 10/15/2022	70,000	72,975
6.375%, 05/01/2024	170,000	178,075
The Williams Companies, Inc.
3.700%, 01/15/2023	300,000	265,500
4.550%, 06/24/2024	910,000	835,835
5.750%, 06/24/2044	460,000	392,150
7.500%, 01/15/2031	880,000	884,400
Weatherford International, Ltd.
7.750%, 06/15/2021 (L)	110,000	107,113
Whiting Petroleum Corp.
5.750%, 03/15/2021 (L)	490,000	442,838
6.250%, 04/01/2023	140,000	125,300
WPX Energy, Inc.
6.000%, 01/15/2022	370,000	344,100
8.250%, 08/01/2023	740,000	741,850
		32,415,218
Financials - 8.1%
Ally Financial, Inc.
3.500%, 01/27/2019	650,000	645,938
8.000%, 11/01/2031	330,000	381,975
Bank of America Corp. (6.500% to
10/23/2024, then 3 month
LIBOR + 4.174%)
10/23/2024 (Q)	520,000	553,800
Barclays Bank PLC
7.625%, 11/21/2022	200,000	215,250
BNP Paribas SA (7.375% to 08/19/2025,
then 5 Year U.S. Swap Rate + 5.150%)
08/19/2025 (Q)(S)	390,000	381,810
CIT Group, Inc.
5.000%, 08/15/2022 to 08/01/2023	1,810,000	1,826,575
5.375%, 05/15/2020	1,020,000	1,063,350
Citigroup, Inc. (5.950% to 05/15/2025,
then 3 month LIBOR + 3.905%)
05/15/2025 (Q)	780,000	762,450
Citigroup, Inc. (6.300% to 05/15/2024,
then 3 month LIBOR + 3.423%)
05/15/2024 (Q)	1,060,000	1,054,594
CNO Financial Group, Inc.
4.500%, 05/30/2020	200,000	207,000
5.250%, 05/30/2025	1,010,000	1,040,300
Communications Sales & Leasing, Inc.
6.000%, 04/15/2023 (S)	300,000	305,250
8.250%, 10/15/2023	130,000	131,625
Compiler Finance Sub, Inc.
7.000%, 05/01/2021 (S)	490,000	205,800
Cooperatieve Rabobank UA
5.250%, 08/04/2045	270,000	301,449
Credit Agricole SA (8.125% to
12/23/2025, then 5 Year U.S. Swap
Rate + 6.185%)
12/23/2025 (Q)(S)	290,000	288,018
CTR Partnership LP
5.875%, 06/01/2021	1,030,000	1,030,000
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (S)	340,000	340,000
First Cash Financial Services, Inc.
6.750%, 04/01/2021	160,000	161,600

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Genworth Holdings, Inc.
4.900%, 08/15/2023	$320,000	$240,800
7.700%, 06/15/2020	570,000	507,300
Globe Luxembourg SCA
9.625%, 05/01/2018 (S)	820,000	682,138
Greystar Real Estate Partners LLC
8.250%, 12/01/2022 (S)	660,000	679,800
HSBC Holdings PLC (6.375% to
03/30/2025, then 5 Year
U.S. ISDAFIX + 4.368%)
03/30/2025 (L)(Q)	620,000	590,550
Iron Mountain, Inc.
6.000%, 10/01/2020 (S)	840,000	886,200
M&T Bank Corp.
6.875%, 08/08/2016 (Q)	790,000	791,975
MPT Operating Partnership LP
6.375%, 03/01/2024	280,000	298,200
Navient Corp.
5.875%, 03/25/2021 to 10/25/2024	590,000	534,836
8.000%, 03/25/2020	610,000	623,347
Quicken Loans, Inc.
5.750%, 05/01/2025 (S)	1,110,000	1,071,150
The GEO Group, Inc.
5.125%, 04/01/2023	50,000	48,750
5.875%, 10/15/2024	750,000	759,375
The Royal Bank of Scotland NV
7.750%, 05/15/2023	210,000	235,178
TMX Finance LLC
8.500%, 09/15/2018 (S)	790,000	632,000
		19,478,383
Health care - 7.3%
AMAG Pharmaceuticals, Inc.
7.875%, 09/01/2023 (S)	450,000	402,750
BioScrip, Inc.
8.875%, 02/15/2021	1,050,000	971,250
Centene Corp.
4.750%, 05/15/2022	300,000	306,000
5.625%, 02/15/2021 (S)	410,000	427,425
6.125%, 02/15/2024 (S)	250,000	265,781
DaVita HealthCare Partners, Inc.
5.000%, 05/01/2025	660,000	654,225
DJO Finance LLC
10.750%, 04/15/2020 (S)	110,000	89,100
DJO Finco, Inc.
8.125%, 06/15/2021 (S)	1,230,000	1,063,950
DPx Holdings BV
7.500%, 02/01/2022 (S)	150,000	154,125
Greatbatch, Ltd.
9.125%, 11/01/2023 (S)	520,000	518,050
HCA, Inc.
5.250%, 04/15/2025 to 06/15/2026	740,000	770,975
5.375%, 02/01/2025	610,000	625,250
5.875%, 02/15/2026	1,500,000	1,556,250
IASIS Healthcare LLC
8.375%, 05/15/2019	730,000	701,256
Immucor, Inc.
11.125%, 08/15/2019	350,000	318,500
JLL/Delta Dutch Pledgeco BV, PIK
8.750%, 05/01/2020 (S)	660,000	660,000
Kinetic Concepts, Inc.
7.875%, 02/15/2021 (S)	500,000	531,560
Mallinckrodt International Finance SA
3.500%, 04/15/2018	120,000	116,700

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Mallinckrodt International
Finance SA (continued)
4.750%, 04/15/2023	$140,000	$114,100
5.500%, 04/15/2025 (S)	90,000	80,291
5.625%, 10/15/2023 (S)	430,000	400,438
5.750%, 08/01/2022 (S)	80,000	76,150
MPH Acquisition Holdings LLC
7.125%, 06/01/2024 (S)	920,000	966,000
Tenet Healthcare Corp.
6.750%, 06/15/2023	1,160,000	1,110,700
8.125%, 04/01/2022	250,000	256,200
Universal Hospital Services, Inc.
7.625%, 08/15/2020	1,410,000	1,295,438
Valeant Pharmaceuticals International, Inc.
5.500%, 03/01/2023 (S)	1,950,000	1,566,094
5.875%, 05/15/2023 (S)	460,000	371,450
6.375%, 10/15/2020 (S)	630,000	541,800
7.000%, 10/01/2020 (S)	380,000	335,350
7.250%, 07/15/2022 (S)	80,000	68,616
7.500%, 07/15/2021 (S)	230,000	202,831
		17,518,605
Industrials - 10.4%
AerCap Ireland Capital, Ltd.
4.250%, 07/01/2020	360,000	366,300
4.625%, 07/01/2022	150,000	153,612
5.000%, 10/01/2021	150,000	156,000
American Airlines 2013-1 Class B Pass
Through Trust
5.625%, 01/15/2021 (S)	222,582	229,260
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 01/15/2022 (S)	534,380	550,411
American Builders & Contractors
Supply Company, Inc.
5.625%, 04/15/2021 (S)	1,180,000	1,218,350
5.750%, 12/15/2023 (S)	500,000	517,500
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)	720,000	749,246
Ashton Woods USA LLC
6.875%, 02/15/2021 (S)	520,000	468,000
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/2019 (L)(S)	580,000	526,350
CBC Ammo LLC
7.250%, 11/15/2021 (S)	1,310,000	1,106,950
Continental Airlines 2007-1 Class B Pass
Through Trust
6.903%, 10/19/2023	78,039	81,457
Delta Air Lines 2009-1 Series B Pass
Through Trust
9.750%, 06/17/2018	185,375	192,790
DH Services Luxembourg Sarl
7.750%, 12/15/2020 (S)	1,000,000	1,047,500
Flexi-Van Leasing, Inc.
7.875%, 08/15/2018 (S)	900,000	873,000
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)	460,000	457,700
GFL Environmental, Inc.
9.875%, 02/01/2021 (S)	650,000	692,250
H&E Equipment Services, Inc.
7.000%, 09/01/2022 (L)	1,080,000	1,117,800
International Lease Finance Corp.
8.250%, 12/15/2020	780,000	922,210
8.625%, 01/15/2022	30,000	36,525

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
International Wire Group Holdings, Inc.
8.500%, 10/15/2017 (S)	$530,000	$524,700
Jack Cooper Holdings Corp.
9.250%, 06/01/2020	500,000	320,000
LMI Aerospace, Inc.
7.375%, 07/15/2019	430,000	433,225
Michael Baker Holdings LLC, PIK
9.625%, 04/15/2019 (S)	1,109,963	893,520
Michael Baker International LLC
8.250%, 10/15/2018 (S)	270,000	261,900
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (S)	940,000	737,900
Neovia Logistics Intermediate
Holdings LLC, PIK
10.000%, 02/15/2018 (S)	1,790,000	895,000
NES Rentals Holdings, Inc.
7.875%, 05/01/2018 (S)	640,000	608,000
Prime Security Services Borrower LLC
9.250%, 05/15/2023 (S)	950,000	1,007,000
Standard Industries, Inc.
5.125%, 02/15/2021 (S)	240,000	246,600
5.500%, 02/15/2023 (S)	350,000	357,875
Ultrapetrol Bahamas, Ltd.
8.875%, 06/15/2021 (H)	930,000	186,000
United Airlines 2013-1 Class B Pass
Through Trust
5.375%, 02/15/2023	673,568	697,143
United Airlines 2014-1 Class B Pass
Through Trust
4.750%, 10/11/2023	308,185	310,882
United Rentals North America, Inc.
5.500%, 07/15/2025	840,000	827,400
5.750%, 11/15/2024	620,000	624,650
7.625%, 04/15/2022	500,000	533,750
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 12/03/2022	703,536	752,783
USG Corp.
5.500%, 03/01/2025 (S)	360,000	377,100
WESCO Distribution, Inc.
5.375%, 12/15/2021	810,000	816,075
5.375%, 06/15/2024 (S)	160,000	160,000
West Corp.
5.375%, 07/15/2022 (S)	1,260,000	1,171,800
XPO Logistics, Inc.
6.500%, 06/15/2022 (S)	890,000	848,838
		25,055,352
Information technology - 2.0%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)	290,000	303,775
6.125%, 09/15/2023 (S)	270,000	293,625
Ancestry.com, Inc.
11.000%, 12/15/2020	430,000	460,100
CommScope, Inc.
4.375%, 06/15/2020 (S)	110,000	113,300
Diamond 1 Finance Corp.
5.875%, 06/15/2021 (S)	630,000	645,678
7.125%, 06/15/2024 (S)	360,000	376,107
First Data Corp.
5.000%, 01/15/2024 (S)	1,360,000	1,363,400
7.000%, 12/01/2023 (S)	110,000	111,650
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018	420,000	403,368

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Match Group, Inc.
6.375%, 06/01/2024 (S)	$340,000	$354,450
Micron Technology, Inc.
5.500%, 02/01/2025	520,000	442,000
		4,867,453
Materials - 8.7%
Alcoa, Inc. 5.125%, 10/01/2024 (L)	480,000	478,800
Anglo American Capital PLC
3.625%, 05/14/2020 (S)	330,000	317,213
4.125%, 04/15/2021 to 09/27/2022 (S)	660,000	619,325
4.875%, 05/14/2025 (L)(S)	530,000	503,500
ArcelorMittal
6.125%, 06/01/2025 (L)	720,000	716,400
6.500%, 03/01/2021	400,000	411,000
Ardagh Packaging Finance PLC
4.625%, 05/15/2023 (S)	600,000	592,500
7.250%, 05/15/2024 (S)	1,850,000	1,891,625
Axiall Corp. 4.875%, 05/15/2023	20,000	20,550
Barminco Finance Pty, Ltd.
9.000%, 06/01/2018 (L)(S)	530,000	471,700
BHP Billiton Finance USA, Ltd. (6.750%
to 10/19/2025, then 5 Year U.S. Swap
Rate + 5.093%) , 10/19/2075 (S)	450,000	478,125
BWAY Holding Company
9.125%, 08/15/2021 (S)	610,000	584,075
Celanese US Holdings LLC
4.625%, 11/15/2022	420,000	446,250
Cemex SAB de CV
5.700%, 01/11/2025 (S)	220,000	208,450
6.125%, 05/05/2025 (S)	270,000	262,575
Coeur Mining, Inc. 7.875%, 02/01/2021	860,000	827,750
Coveris Holdings SA
7.875%, 11/01/2019 (S)	440,000	427,350
Eagle Spinco, Inc. 4.625%, 02/15/2021	625,000	639,844
Eco Services Operations LLC
8.500%, 11/01/2022 (S)	580,000	580,000
FMG Resources August 2006 Pty, Ltd.
9.750%, 03/01/2022 (S)	580,000	640,900
Freeport-McMoRan, Inc.
3.100%, 03/15/2020	10,000	9,450
3.550%, 03/01/2022 (L)	530,000	466,400
3.875%, 03/15/2023	260,000	227,500
5.450%, 03/15/2043	360,000	288,900
Global Brass & Copper, Inc.
9.500%, 06/01/2019	570,000	598,215
Hardwoods Acquisition, Inc.
7.500%, 08/01/2021 (S)	730,000	554,800
HIG BBC Intermediate Holdings LLC,
PIK 10.500%, 09/15/2018 (S)	496,437	431,900
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (H)(S)	980,000	78,400
NWH Escrow Corp.
7.500%, 08/01/2021 (S)	220,000	162,800
Pactiv LLC
7.950%, 12/15/2025	380,000	394,250
8.375%, 04/15/2027	1,510,000	1,585,500
PQ Corp. 6.750%, 11/15/2022 (S)	240,000	249,600
Resolute Forest Products, Inc.
5.875%, 05/15/2023	90,000	70,875
Reynolds Group Issuer, Inc.
5.125%, 07/15/2023 (S)	390,000	394,875
7.000%, 07/15/2024 (S)	1,450,000	1,492,775
9.875%, 08/15/2019	560,000	578,200

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Techniplas LLC 10.000%, 05/01/2020 (S)	$270,000	$199,800
Teck Resources, Ltd.
3.000%, 03/01/2019	730,000	686,200
8.000%, 06/01/2021 (S)	450,000	463,500
8.500%, 06/01/2024 (S)	530,000	549,875
US Concrete, Inc. 6.375%, 06/01/2024 (S)	360,000	360,000
		20,961,747
Telecommunication services - 8.4%
Altice Financing SA
7.500%, 05/15/2026 (S)	200,000	196,500
CenturyLink, Inc.
5.625%, 04/01/2025	420,000	373,800
5.800%, 03/15/2022	970,000	941,812
Cogent Communications Group, Inc.
5.375%, 03/01/2022 (S)	1,540,000	1,543,850
Frontier Communications Corp.
10.500%, 09/15/2022	280,000	296,275
11.000%, 09/15/2025	830,000	862,163
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	1,170,000	740,025
7.250%, 10/15/2020	30,000	21,375
7.500%, 04/01/2021	50,000	34,500
8.000%, 02/15/2024 (L)(S)	1,060,000	1,044,100
Level 3 Financing, Inc.
5.250%, 03/15/2026 (S)	210,000	205,800
5.625%, 02/01/2023	850,000	857,973
Numericable-SFR SA
6.000%, 05/15/2022 (S)	580,000	564,050
6.250%, 05/15/2024 (S)	520,000	497,250
7.375%, 05/01/2026 (S)	2,170,000	2,145,588
Oi Brasil Holdings Cooperatief UA
5.750%, 02/10/2022 (H)(S)	1,020,000	163,098
Sprint Capital Corp.
8.750%, 03/15/2032	1,140,000	974,700
Sprint Communications, Inc.
7.000%, 08/15/2020	1,020,000	911,625
11.500%, 11/15/2021	1,080,000	1,067,040
Sprint Corp.
7.250%, 09/15/2021	2,400,000	2,046,000
7.875%, 09/15/2023	1,520,000	1,242,600
T-Mobile USA, Inc.
6.500%, 01/15/2026	1,460,000	1,540,300
Telecom Italia SpA
5.303%, 05/30/2024 (S)	380,000	379,050
Windstream Services LLC
7.500%, 04/01/2023	920,000	821,100
7.750%, 10/15/2020 to 10/01/2021	870,000	843,225
		20,313,799
Utilities - 2.4%
AES Corp.
4.875%, 05/15/2023	470,000	464,125
5.500%, 03/15/2024 to 04/15/2025	265,000	266,194
Calpine Corp.
5.250%, 06/01/2026 (S)	70,000	69,825
Miran Mid-Atlantic Series C Pass
Through Trust
10.060%, 12/30/2028	1,558,871	1,492,619
NRG Energy, Inc.
7.250%, 05/15/2026 (S)	770,000	766,150
NRG REMA LLC
9.237%, 07/02/2017	413,992	406,748
9.681%, 07/02/2026	1,291,000	1,239,360

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Red Oak Power LLC
9.200%, 11/30/2029	$1,030,000	$1,066,050
		5,771,071
TOTAL CORPORATE BONDS (Cost $223,009,974)		$208,485,235

CAPITAL PREFERRED SECURITIES - 0.3%
Financials - 0.3%
ILFC E-Capital Trust I (1.550% + Highest
of 3 month LIBOR, 10 Year CMT and
30 Year CMT)
12/21/2065 (S)	1,000,000	785,000
TOTAL CAPITAL PREFERRED SECURITIES (Cost $839,484)		$785,000

CONVERTIBLE BONDS - 0.2%
Materials - 0.2%
Hercules, Inc.
6.500%, 06/30/2029	250,000	207,500
Mirabela Nickel, Ltd., PIK
9.500%, 06/24/2019 (S)	776,562	232,969
		440,469
TOTAL CONVERTIBLE BONDS (Cost $1,007,342)		$440,469

TERM LOANS (M) - 4.0%
Consumer discretionary - 0.6%
Equinox Holdings, Inc.
9.750%, 07/31/2020	630,000	627,375
Spencer Gifts LLC
9.250%, 06/29/2022	630,000	516,600
TOMS Shoes LLC
6.500%, 10/28/2020	464,125	292,399
		1,436,374
Energy - 1.3%
Hercules Offshore, Inc.
10.500%, 05/06/2020	559,000	533,845
Murray Energy Corp.
7.500%, 04/16/2020	366,123	265,531
Panda Temple Power II LLC
7.250%, 04/03/2019	269,323	245,084
Panda Temple Power LLC
7.250%, 03/04/2022	720,875	627,161
TPF II Power LLC
5.520%, 10/02/2021	1,019,755	1,016,568
Westmoreland Coal Company
7.500%, 12/16/2020	467,228	350,421
		3,038,610
Financials - 0.1%
Unum Group
8.000%, 05/06/2019	170,000	168,300
Health care - 0.7%
Immucor, Inc.
5.000%, 08/17/2018	295,422	276,712
Lantheus Medical Imaging, Inc.
7.000%, 06/30/2022	584,100	516,929
Radnet Management, Inc.
8.000%, 03/25/2021	1,000,000	967,500
		1,761,141
Industrials - 0.7%
Commercial Barge Line Company
9.750%, 11/12/2020	859,125	790,395

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Industrials (continued)
Intelligrated, Inc.
4.504%, 07/30/2018	$852,376	$847,049
		1,637,444
Information technology - 0.2%
Kronos, Inc.
9.750%, 04/30/2020	509,455	511,578
Materials - 0.0%
Essar Steel Algoma, Inc.
7.500%, 08/09/2019 (H)	316,800	74,448
Telecommunication services - 0.4%
CWGS Group LLC
5.750%, 02/20/2020	1,065,057	1,051,078
TOTAL TERM LOANS (Cost $10,562,276)		$9,678,973

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.4%
Commercial and residential - 0.4%
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank),
Series 2015-LC21, Class E
3.250%, 07/10/2048 (S)	600,000	309,720
JPMBB Commercial Mortgage
Securities Trust, Series 2015-C31,
Class E
4.618%, 08/15/2048 (P)(S)	500,000	374,290
Wells Fargo Commercial Mortgage Trust,
Series 2015-C28, Class E
3.000%, 05/15/2048 (S)	500,000	249,207
		933,217
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $1,055,801)		$933,217

ASSET BACKED SECURITIES - 2.1%
AMMC CLO 16, Ltd., Series 2015-16A,
Class E 6.230%, 04/14/2027 (P)(S)	400,000	330,660
Avery Point VI CLO, Ltd.,
Series 2015-6A, Class E1
6.133%, 08/05/2027 (P)(S)	750,000	613,470
Babson CLO, Ltd., Series 2015-2A,
Class E 6.184%, 07/20/2027 (P)(S)	500,000	416,045
Carlyle Global Market Strategies
CLO, Ltd., Series 2015-2A, Class D
5.934%, 04/27/2027 (P)(S)	500,000	413,226
Cumberland Park CLO, Ltd.,
Series 2015-2A, Class E
5.634%, 07/20/2026 (P)(S)	750,000	595,385
Galaxy XX CLO, Ltd., Series 2015-20A,
Class E 6.134%, 07/20/2027 (P)(S)	250,000	205,424
Goldentree Loan Opportunities X, Ltd.,
Series 2015-10A, Class E2
5.834%, 07/20/2027 (P)(S)	750,000	600,335
Jamestown CLO VIII, Ltd.,
Series 2015-8A, Class D2
7.114%, 01/15/2028 (P)(S)	750,000	664,965
Neuberger Berman CLO XIX, Ltd.,
Series 2015-19A, Class D
5.878%, 07/15/2027 (P)(S)	750,000	606,156
Oaktree CLO, Ltd., Series 2015-1A,
Class D 6.234%, 10/20/2027 (P)(S)	350,000	282,133

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Treman Park CLO, Ltd., Series 2015-1A,
Class E 6.834%, 04/20/2027 (P)(S)	$500,000	$433,953
TOTAL ASSET BACKED SECURITIES (Cost $5,837,668)		$5,161,752

COMMON STOCKS - 2.3%
Consumer discretionary - 0.2%
Bossier Casino Venture Holdco, Inc. (I)(S)	43,365	$401,126
New Cotai LLC (I)	3	110,783
PB Investors II LLC (I)	127,402	1
Vertis Holdings, Inc. (I)	69,391	0
		511,910
Energy - 1.0%
Hercules Offshore, Inc. (I)(L)	45,689	63,508
KCAD Holdings I, Ltd. (I)	165,553,563	1,082,058
Magnum Hunter Resources Corp. (I)	97,394	1,326,993
		2,472,559
Financials - 0.8%
Citigroup, Inc.	28,876	1,224,054
JPMorgan Chase & Co.	9,209	572,247
		1,796,301
Health care - 0.1%
Physiotherapy
Associates Holdings, Inc. (I)	11,500	142,715
Industrials - 0.2%
DeepOcean Group Holdings AS (I)	83,286	489,722
Materials - 0.0%
Mirabela Nickel, Ltd. (I)	2,045,076	2
Telecommunication services - 0.0%
Axtel SAB de CV, ADR (I)(S)	17,277	40,774
TOTAL COMMON STOCKS (Cost $11,685,741)		$5,453,983

PREFERRED SECURITIES - 1.3%
Financials - 1.1%
GMAC Capital Trust I, 6.411%	100,372	$2,491,233
Health care - 0.2%
Allergan PLC, 5.500%	659	549,356
TOTAL PREFERRED SECURITIES (Cost $2,991,921)		$3,040,589

ESCROW CERTIFICATES - 0.0%
Consumer discretionary - 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (I)	3,000,000	15,000
9.875%, 03/01/2049 (I)	2,050,000	10,250
10.250%, 11/01/2049 (I)	1,025,000	5,125
		30,375
Health care - 0.0%
Magellan Health, Inc.
9.750%, 05/15/2020 (I)	1,930,000	500
TOTAL ESCROW CERTIFICATES (Cost $435,127)		$30,875

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 3.0%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	724,216	$7,247,233
TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,247,320)		$7,247,233

SHORT-TERM INVESTMENTS - 0.0%
Repurchase agreement - 0.0%
Repurchase Agreement with State
Street Corp. dated 06/30/2016 at
0.000% to be repurchased at $102,049
on 07/01/2016, collateralized by
$101,700 U.S. Treasury Notes, 1.500%
due 08/31/2018 (valued at $103,619,
including interest)	$102,049	$102,049
TOTAL SHORT-TERM INVESTMENTS (Cost $102,049)		$102,049
Total Investments (High Yield Trust)
(Cost $269,233,044) - 101.9%		$245,484,433
Other assets and liabilities, net - (1.9%)		(4,463,073)
TOTAL NET ASSETS - 100.0%		$241,021,360

Income Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 48.1%
Consumer discretionary - 2.9%
Automobiles - 2.0%
Daimler AG	27,500	$1,645,554
Ford Motor Company	174,060	2,187,934
General Motors Company	99,416	2,813,473
		6,646,961
Multiline retail - 0.9%
Nordstrom, Inc. (L)	20,000	761,000
Target Corp.	35,000	2,443,700
		3,204,700
		9,851,661
Consumer staples - 1.7%
Beverages - 1.7%
Anheuser-Busch InBev NV, ADR	11,000	1,448,480
PepsiCo, Inc.	40,920	4,335,065
		5,783,545
		5,783,545
Energy - 9.1%
Energy equipment and services - 0.7%
Halliburton Company	38,580	1,747,288
Schlumberger, Ltd.	9,000	711,720
		2,459,008
Oil, gas and consumable fuels - 8.4%
Anadarko Petroleum Corp.	40,000	2,130,000
BP PLC, ADR	117,000	4,154,670
Chevron Corp.	63,000	6,604,290
Occidental Petroleum Corp.	21,000	1,586,760
Royal Dutch Shell PLC, ADR, Class A	189,955	10,489,315

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Total SA, ADR	79,454	$3,821,737
		28,786,772
		31,245,780
Financials - 3.8%
Banks - 2.4%
JPMorgan Chase & Co.	44,160	2,744,102
U.S. Bancorp	52,500	2,117,325
Wells Fargo & Company	73,150	3,462,190
		8,323,617
Capital markets - 0.3%
Morgan Stanley	20,000	519,600
The Charles Schwab Corp.	24,000	607,440
		1,127,040
Insurance - 0.8%
MetLife, Inc.	68,462	2,726,841
Real estate investment trusts - 0.3%
HCP, Inc.	24,800	877,424
		13,054,922
Health care - 7.0%
Pharmaceuticals - 7.0%
AstraZeneca PLC	64,500	3,856,033
Bristol-Myers Squibb Company	21,500	1,581,325
Eli Lilly & Company	40,930	3,223,238
Pfizer, Inc.	200,000	7,042,000
Roche Holding AG	17,500	4,617,896
Sanofi, ADR	92,500	3,871,125
		24,191,617
		24,191,617
Industrials - 6.6%
Aerospace and defense - 2.3%
United Technologies Corp.	39,600	4,060,980
Raytheon Company	27,610	3,753,580
		7,814,560
Air freight and logistics - 0.1%
CEVA Group PLC (I)	1,115	390,275
Commercial services and supplies - 0.7%
Republic Services, Inc.	47,620	2,443,382
Industrial conglomerates - 2.3%
General Electric Company	231,620	7,291,398
Siemens AG	6,500	667,037
		7,958,435
Machinery - 0.6%
Deere & Company	26,500	2,147,560
Road and rail - 0.6%
Union Pacific Corp.	22,000	1,919,500
		22,673,712
Information technology - 6.4%
Communications equipment - 0.7%
Cisco Systems, Inc.	78,080	2,240,115
Semiconductors and semiconductor equipment - 2.9%
Analog Devices, Inc.	20,000	1,132,800
Intel Corp.	103,590	3,397,752
QUALCOMM, Inc.	37,880	2,029,232

Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Texas Instruments, Inc.	53,370	$3,343,631
		9,903,415
Software - 1.3%
Microsoft Corp.	89,640	4,586,879
Technology hardware, storage and peripherals - 1.5%
Apple, Inc.	55,019	5,259,816
		21,990,225
Materials - 4.1%
Chemicals - 2.9%
BASF SE	55,000	4,217,329
The Dow Chemical Company	100,000	4,971,000
The Mosaic Company	35,000	916,300
		10,104,629
Metals and mining - 1.2%
Rio Tinto PLC, ADR (L)	130,000	4,069,000
		14,173,629
Telecommunication services - 1.7%
Diversified telecommunication services - 1.7%
BCE, Inc.	20,000	946,476
Telstra Corp., Ltd.	300,000	1,253,919
Verizon Communications, Inc.	63,000	3,517,920
		5,718,315
		5,718,315
Utilities - 4.8%
Electric utilities - 2.9%
Duke Energy Corp.	34,082	2,923,895
PG&E Corp.	57,400	3,669,008
The Southern Company	35,000	1,877,050
Xcel Energy, Inc.	33,000	1,477,740
		9,947,693
Multi-utilities - 1.9%
Dominion Resources, Inc.	41,638	3,244,849
Public Service Enterprise Group, Inc.	23,000	1,072,030
Sempra Energy	20,950	2,388,719
		6,705,598
		16,653,291
TOTAL COMMON STOCKS (Cost $145,417,888)		$165,336,697

PREFERRED SECURITIES - 4.3%
Energy - 0.0%
Energy equipment and services - 0.0%
Newco Acquisition Company, Ltd. (I)	31	16,275
Financials - 2.8%
Banks - 1.8%
Bank of America Corp., 7.250%	3,350	4,003,250
Wells Fargo & Company, 7.500%	1,600	2,078,720
		6,081,970
Capital markets - 0.2%
Morgan Stanley (6.375% to 10/15/2024, then
3 month LIBOR + 3.708%)	20,000	541,000
Diversified financial services - 0.6%
Mandatory Exchangeable Trust, 5.750% (S)	20,000	2,042,200

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Real estate investment trusts - 0.2%
FelCor Lodging Trust, Inc., 1.950%	30,000	$755,700
		9,420,870
Health care - 0.5%
Pharmaceuticals - 0.5%
Allergan PLC, 5.500%	1,175	979,504
Teva Pharmaceutical Industries, Ltd., 7.000%	1,000	827,000
		1,806,504
		1,806,504
Information technology - 0.1%
Semiconductors and semiconductor equipment - 0.1%
CEVA, Inc. (I)	1,068	373,842
Utilities - 0.9%
Electric utilities - 0.5%
NextEra Energy, Inc., 6.371%	25,000	1,619,500
Multi-utilities - 0.4%
Dominion Resources, Inc., 6.000%	8,500	510,850
Dominion Resources, Inc., 6.375%	18,600	964,224
		1,475,074
		3,094,574
TOTAL PREFERRED SECURITIES (Cost $13,042,064)		$14,712,065

CORPORATE BONDS - 33.6%
Consumer discretionary - 4.0%
Altice Financing SA 6.625%, 02/15/2023 (S)	$700,000	$687,309
Altice Luxembourg SA
7.625%, 02/15/2025 (L)(S)	1,000,000	976,250
7.750%, 05/15/2022 (S)	500,000	505,000
Argos Merger Sub, Inc.
7.125%, 03/15/2023 (S)	200,000	205,750
CCO Holdings LLC 5.125%, 02/15/2023	900,000	911,250
DISH DBS Corp.
5.000%, 03/15/2023	1,500,000	1,365,000
5.125%, 05/01/2020	2,000,000	2,040,000
Dollar General Corp. 3.250%, 04/15/2023	285,000	295,919
iHeartCommunications, Inc.
9.000%, 12/15/2019 to 09/15/2022	4,519,000	3,276,690
KB Home 7.500%, 09/15/2022	700,000	721,000
Shea Homes LP 5.875%, 04/01/2023 (S)	1,000,000	990,000
Sirius XM Radio, Inc. 6.000%, 07/15/2024 (S)	700,000	723,625
Univision Communications, Inc.
5.125%, 05/15/2023 (S)	1,000,000	992,500
		13,690,293
Consumer staples - 0.2%
Cott Beverages, Inc. 5.375%, 07/01/2022	500,000	500,000
Energy - 4.4%
Antero Resources Corp. 5.375%, 11/01/2021	1,600,000	1,568,000
Bill Barrett Corp.
7.000%, 10/15/2022	500,000	360,000
7.625%, 10/01/2019	2,000,000	1,630,000
Chesapeake Energy Corp.
8.000%, 12/15/2022 (L)(S)	2,383,000	2,028,529
Denbury Resources, Inc.
5.500%, 05/01/2022 (L)	700,000	472,500
Energy Transfer Equity LP
5.500%, 06/01/2027	1,000,000	940,000
Kinder Morgan, Inc.
5.625%, 11/15/2023 (S)	1,300,000	1,392,983
7.750%, 01/15/2032	300,000	336,415

Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
NGL Energy Partners LP 6.875%, 10/15/2021	$500,000	$438,750
Sabine Pass Liquefaction LLC
5.750%, 05/15/2024	500,000	496,250
Sanchez Energy Corp. 7.750%, 06/15/2021	900,000	762,750
W&T Offshore, Inc. 8.500%, 06/15/2019	1,500,000	367,500
Weatherford International, Ltd.
7.750%, 06/15/2021 (L)	3,000,000	2,921,250
8.250%, 06/15/2023 (L)	1,600,000	1,520,000
		15,234,927
Financials - 4.9%
Bank of America Corp. (6.100% to
03/17/2025, then 3 month LIBOR + 3.898%)
03/17/2025 (Q)	500,000	507,500
Bank of America Corp. (8.125% to
05/15/2018, then 3 month LIBOR + 3.640%)
05/15/2018 (Q)	1,500,000	1,503,750
Citigroup, Inc. (5.875% to 03/27/2020, then
3 month LIBOR + 4.059%)
03/27/2020 (Q)	2,500,000	2,400,000
Citigroup, Inc. (5.950% to 8/15/2020, then
3 month LIBOR + 4.095%)
08/15/2020 (Q)	2,000,000	1,948,550
Citigroup, Inc. (6.300% to 05/15/2024, then
3 month LIBOR + 3.423%)
05/15/2024 (Q)	1,500,000	1,492,350
JPMorgan Chase & Co. (5.150% to
05/01/2023, then 3 month LIBOR + 3.250%)
05/01/2023 (Q)	1,000,000	972,600
JPMorgan Chase & Co. (7.900% to
04/30/2018, then 3 month LIBOR + 3.470%)
04/30/2018 (Q)	2,500,000	2,550,000
Morgan Stanley (5.550% to 07/15/2020, then
3 month LIBOR + 3.810%)
07/15/2020 (Q)	400,000	396,240
OneMain Financial Holdings, Inc.
7.250%, 12/15/2021 (S)	1,500,000	1,436,250
Royal Bank of Canada
4.910%, 04/05/2017 (S)	4,100,000	2,910,287
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month LIBOR + 3.110%)
06/15/2024 (Q)	800,000	823,000
		16,940,527
Health care - 4.7%
Community Health Systems, Inc.
6.875%, 02/01/2022	1,000,000	875,000
7.125%, 07/15/2020 (L)	1,000,000	927,090
8.000%, 11/15/2019 (L)	3,000,000	2,928,750
Endo Finance LLC 5.750%, 01/15/2022 (S)	1,000,000	902,400
HCA, Inc.
5.875%, 05/01/2023	1,000,000	1,066,250
7.500%, 02/15/2022	1,200,000	1,364,400
Mallinckrodt International Finance SA
5.500%, 04/15/2025 (S)	1,000,000	892,120
5.750%, 08/01/2022 (S)	2,500,000	2,379,688
Tenet Healthcare Corp. 8.125%, 04/01/2022	2,400,000	2,459,520
Valeant Pharmaceuticals International, Inc.
5.875%, 05/15/2023 (S)	800,000	646,000
6.125%, 04/15/2025 (S)	600,000	481,500
Vizient, Inc. 10.375%, 03/01/2024 (S)	1,000,000	1,072,500
		15,995,218

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials - 2.1%
Bombardier, Inc. 7.500%, 03/15/2025 (S)	$300,000	$259,500
Prime Security Services Borrower LLC
9.250%, 05/15/2023 (S)	1,000,000	1,060,000
Stena International SA 5.750%, 03/01/2024 (S)	600,000	492,000
The Hertz Corp. 6.750%, 04/15/2019	600,000	612,543
TransDigm, Inc.
6.000%, 07/15/2022	500,000	502,590
6.500%, 07/15/2024	500,000	502,500
United Rentals North America, Inc.
5.750%, 11/15/2024	1,000,000	1,007,500
XPO Logistics, Inc.
6.500%, 06/15/2022 (L)(S)	3,000,000	2,861,250
		7,297,883
Information technology - 3.9%
BMC Software Finance, Inc.
8.125%, 07/15/2021 (S)	1,500,000	1,125,000
CommScope, Inc. 5.500%, 06/15/2024 (S)	635,000	644,525
Diamond 1 Finance Corp.
4.420%, 06/15/2021 (S)	1,400,000	1,438,927
5.450%, 06/15/2023 (S)	1,400,000	1,451,696
5.875%, 06/15/2021 (S)	300,000	307,466
6.020%, 06/15/2026 (S)	1,100,000	1,141,253
7.125%, 06/15/2024 (S)	400,000	417,897
First Data Corp. 7.000%, 12/01/2023 (S)	2,700,000	2,740,500
Micron Technology, Inc.
7.500%, 09/15/2023 (S)	1,000,000	1,069,100
Western Digital Corp.
7.375%, 04/01/2023 (S)	1,000,000	1,065,000
10.500%, 04/01/2024 (S)	1,000,000	1,070,000
Zayo Group LLC 6.000%, 04/01/2023	1,000,000	1,019,995
		13,491,359
Materials - 2.7%
Algeco Scotsman Global Finance PLC
8.500%, 10/15/2018 (S)	1,000,000	810,000
Ardagh Packaging Finance PLC
4.625%, 05/15/2023 (S)	1,500,000	1,481,250
7.250%, 05/15/2024 (S)	2,000,000	2,045,000
First Quantum Minerals, Ltd.
7.000%, 02/15/2021 (S)	517,000	415,539
FMG Resources August 2006 Pty, Ltd.
9.750%, 03/01/2022 (S)	2,500,000	2,762,500
Reynolds Group Issuer, Inc.
5.125%, 07/15/2023 (S)	400,000	405,000
5.750%, 10/15/2020	900,000	929,628
7.000%, 07/15/2024 (S)	200,000	205,900
9.875%, 08/15/2019	311,000	321,108
		9,375,925
Telecommunication services - 3.7%
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	500,000	316,250
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)	2,900,000	3,088,500
11.500%, 11/15/2021	1,500,000	1,482,000
T-Mobile USA, Inc.
6.633%, 04/28/2021	2,500,000	2,612,500
6.731%, 04/28/2022	2,500,000	2,628,875
Telecom Italia SpA 5.303%, 05/30/2024 (S)	1,500,000	1,496,250
Wind Acquisition Finance SA
7.375%, 04/23/2021 (S)	1,000,000	957,500
		12,581,875

Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities - 3.0%
Calpine Corp.
5.375%, 01/15/2023	$1,500,000	$1,462,500
5.750%, 01/15/2025	2,000,000	1,945,000
Dynegy, Inc. 6.750%, 11/01/2019	4,000,000	4,010,000
InterGen NV 7.000%, 06/30/2023 (S)	4,000,000	2,830,000
		10,247,500
TOTAL CORPORATE BONDS (Cost $119,753,314)		$115,355,507

CONVERTIBLE BONDS - 2.5%
Consumer discretionary - 0.2%
Fiat Chrysler Automobiles NV
7.875%, 12/15/2016	1,000,000	598,750
Energy - 0.9%
Cobalt International Energy, Inc.
3.125%, 05/15/2024	4,000,000	1,320,000
Stone Energy Corp. 1.750%, 03/01/2017	286,000	127,091
Weatherford International, Ltd.
5.875%, 07/01/2021	1,410,000	1,532,494
		2,979,585
Financials - 1.4%
Wells Fargo & Company
2.015%, 04/27/2017 (S)	6,200,000	1,740,092
Wells Fargo Bank NA 2.262%, 04/03/2017 (S)	9,800,000	3,179,463
		4,919,555
TOTAL CONVERTIBLE BONDS (Cost $11,160,981)		$8,497,890

TERM LOANS (M) - 3.0%
Consumer discretionary - 1.8%
Belk, Inc.
5.750%, 12/12/2022	3,491,250	2,749,359
iHeartCommunications, Inc.
7.210%, 01/30/2019	2,539,722	1,852,938
7.960%, 07/30/2019	816,818	597,298
Petco Animal Supplies, Inc.
5.000%, 01/26/2023	997,500	992,097
		6,191,692
Health care - 0.4%
Vizient, Inc.
6.250%, 02/13/2023	1,496,250	1,501,237
Industrials - 0.8%
First Eagle Holdings, Inc.
4.750%, 12/01/2022	995,000	975,929
Navistar, Inc.
6.500%, 08/07/2020	756,327	712,208
XPO Logistics, Inc.
5.500%, 11/01/2021	995,000	995,000
		2,683,137
TOTAL TERM LOANS (Cost $11,448,058)		$10,376,066

ESCROW CERTIFICATES - 0.0%
Consumer discretionary - 0.0%
General Motors Company (I)	85,000	850
SuperMedia, Inc. (I)	651,025	0
		850
TOTAL ESCROW CERTIFICATES (Cost $326)		$850

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or
	Principal
	Amount	Value
EQUITY LINKED SECURITIES - 2.3%
Bank of America Corp. (Citigroup, Inc.)
1.031%, 04/03/2017 (S)	$12,500,000	$1,635,663
Ford Motor Company (Morgan Stanley)
1.112%, 04/10/2017	24,900,000	3,095,294
Merck & Company, Inc. (JPMorgan Chase
Financial Company LLC)
6.250%, 07/25/2017 (S)	27,000	1,539,999
Oracle Corp. (JPMorgan Chase & Co.)
2.520%, 04/25/2017	4,000,000	1,667,600
TOTAL EQUITY LINKED SECURITIES (Cost $8,196,560)		$7,938,556

SECURITIES LENDING COLLATERAL - 4.4%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	1,513,346	15,144,054
TOTAL SECURITIES LENDING
COLLATERAL (Cost $15,144,415)		$15,144,054

SHORT-TERM INVESTMENTS - 2.4%
U.S. Government Agency - 2.4%
Federal Home Loan Bank Discount Note,
0.081%, 07/01/2016 *	$8,435,000	$8,435,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,435,000)		$8,435,000
Total Investments (Income Trust)
(Cost $332,598,606) - 100.6%		$345,796,685
Other assets and liabilities, net - (0.6%)		(2,147,659)
TOTAL NET ASSETS - 100.0%		$343,649,026

Investment Quality Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 49.9%
U.S. Government - 12.9%
Treasury Inflation Protected Securities
0.125%, 07/15/2024	$7,750,621	$7,830,243
0.250%, 01/15/2025	11,392,800	11,569,693
0.375%, 07/15/2025	2,930,477	3,018,353
U.S. Treasury Bonds
2.500%, 02/15/2045 to 02/15/2046	1,852,000	1,930,062
3.000%, 11/15/2044 to 11/15/2045	2,305,000	2,652,640
4.500%, 02/15/2036	2,824,000	4,067,995
5.375%, 02/15/2031	3,000	4,450
U.S. Treasury Notes
1.375%, 04/30/2021 (D)	2,873,000	2,923,053
1.625%, 05/15/2026	3,317,000	3,359,497
1.750%, 09/30/2019 (D)	2,200,000	2,268,922
2.750%, 02/15/2024	66,000	72,873
		39,697,781
U.S. Government Agency - 37.0%
Federal Home Loan Mortgage Corp.
3.000%, TBA (C)	2,300,000	2,412,608
3.000%, 04/01/2045 to 10/01/2045	3,442,058	3,570,987
3.500%, TBA (C)	3,500,000	3,686,531
3.500%, 03/01/2046	5,716,369	6,032,492
4.000%, TBA (C)	8,400,000	8,987,636
4.500%, TBA (C)	2,200,000	2,399,540
5.000%, 12/01/2034	286,646	320,304
6.500%, 04/01/2029 to 08/01/2034	21,931	25,754

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
7.500%, 08/01/2025 to 05/01/2028		$9,463	$10,955
Federal National Mortgage Association
2.500%, TBA (C)		1,600,000	1,655,359
2.500%, 12/01/2042 to 04/01/2045		1,855,149	1,882,602
2.660%, 03/01/2027		815,000	834,585
2.720%, 03/01/2027		780,000	805,127
2.780%, 03/01/2027		349,000	361,965
2.970%, 06/01/2027 to 06/01/2030		1,281,000	1,334,471
3.000%, TBA (C)		21,800,000	22,602,665
3.500%, TBA (C)		16,600,000	17,502,032
3.500%, 02/01/2046		4,915,480	5,190,960
4.000%, TBA (C)		1,000,000	1,071,486
4.500%, TBA (C)		3,100,000	3,383,440
5.000%, TBA (C)		1,800,000	1,999,406
Government National
Mortgage Association
3.000%, TBA (C)		7,500,000	7,834,367
3.000%, 04/15/2045 to 06/20/2046		8,738,443	9,139,112
3.500%, TBA (C)		2,400,000	2,545,784
4.000%, TBA (C)		4,300,000	4,596,888
4.000%, 11/15/2040 to 02/15/2042		108,060	117,050
4.500%, TBA (C)		2,300,000	2,468,904
6.000%, 08/15/2032 to 04/15/2035		81,850	95,678
6.500%, 06/15/2028 to 02/15/2035		45,164	53,118
7.000%, 11/15/2031 to 11/15/2033		292,871	347,660
8.000%, 07/15/2030		6,058	7,455
			113,276,921
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $150,304,874)			$152,974,702

FOREIGN GOVERNMENT
OBLIGATIONS - 2.1%
Argentina - 0.1%
Republic of Argentina 2.260%, 12/31/2038	EUR	290,000	195,193
Brazil - 0.5%
Federative Republic of Brazil
6.000%, 08/15/2016 to 08/15/2022	BRL	1,621,000	1,484,555
Colombia - 0.1%
Republic of Colombia 3.000%, 03/25/2033	COP	514,790,930	153,851
Japan - 0.6%
Government of Japan 0.100%, 08/15/2016	JPY	210,000,000	2,034,335
Mexico - 0.1%
Government of Mexico
5.750%, 10/12/2049		$396,000	438,570
Slovenia - 0.2%
Republic of Slovenia 5.500%, 10/26/2022		475,000	539,376
South Africa - 0.1%
Republic of South Africa
8.500%, 01/31/2037	ZAR	1,530,000	94,004
8.750%, 01/31/2044		3,455,192	214,034
			308,038
Thailand - 0.1%
Kingdom of Thailand 1.490%, 02/23/2018	THB	16,325,000	464,021
Tunisia - 0.1%
Banque Centrale de Tunisie SA
5.750%, 01/30/2025		$200,000	180,621

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
United Arab Emirates - 0.1%
Abu Dhabi Government
2.125%, 05/03/2021 (S)		$400,000	$404,580
Uruguay - 0.1%
Republic of Uruguay 3.700%, 06/26/2037	UYU	6,865,631	178,144
Venezuela - 0.0%
Republic of Venezuela
6.000%, 12/09/2020		$125,000	50,781
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $6,053,763)			$6,432,065

CORPORATE BONDS - 32.7%
Consumer discretionary - 4.3%
21st Century Fox America, Inc.
7.750%, 01/20/2024		272,000	355,351
7.850%, 03/01/2039		225,000	325,057
AutoZone, Inc.
1.625%, 04/21/2019		80,000	80,416
Buffalo Thunder Development Authority
11.000%, 12/09/2022 (S)		39,655	17,854
CBS Corp.
4.000%, 01/15/2026		85,000	90,771
CCO Holdings LLC
5.125%, 02/15/2023		5,000	5,063
5.250%, 09/30/2022		75,000	76,969
5.750%, 09/01/2023		35,000	36,050
Charter Communications Operating LLC
3.579%, 07/23/2020 (S)		620,000	648,233
4.464%, 07/23/2022 (S)		455,000	489,886
4.908%, 07/23/2025 (S)		520,000	566,746
6.484%, 10/23/2045 (S)		590,000	704,901
Comcast Cable Communications LLC
8.500%, 05/01/2027		206,000	294,383
Comcast Corp.
2.750%, 03/01/2023		665,000	696,524
4.750%, 03/01/2044		195,000	227,533
Cox Communications, Inc.
3.850%, 02/01/2025 (S)		165,000	166,265
4.800%, 02/01/2035 (S)		150,000	140,228
DISH DBS Corp.
5.875%, 07/15/2022		10,000	9,725
6.750%, 06/01/2021		206,000	213,468
Ford Motor Credit Company LLC
1.461%, 03/27/2017		575,000	576,019
3.200%, 01/15/2021		850,000	875,660
General Motors Company
6.600%, 04/01/2036		220,000	252,399
6.750%, 04/01/2046		50,000	59,346
General Motors Financial Company, Inc.
2.400%, 04/10/2018		300,000	302,357
3.500%, 07/10/2019		660,000	682,932
3.700%, 05/09/2023		130,000	130,846
4.750%, 08/15/2017		545,000	562,356
5.250%, 03/01/2026		395,000	429,603
GLP Capital LP
5.375%, 04/15/2026		15,000	15,525
Group 1 Automotive, Inc.
5.000%, 06/01/2022		80,000	78,800
Grupo Televisa SAB
6.125%, 01/31/2046		200,000	220,854
Hanesbrands, Inc.
4.875%, 05/15/2026 (S)		40,000	40,144

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
KFC Holding Company/Pizza Hut
Holdings LLC/Taco Bell of
America LLC
5.250%, 06/01/2026 (S)	$35,000	$35,875
Lamar Media Corp.
5.750%, 02/01/2026 (S)	5,000	5,203
Liberty Interactive LLC
8.250%, 02/01/2030	160,000	166,000
Lowe’s Companies, Inc.
2.500%, 04/15/2026	395,000	402,525
3.700%, 04/15/2046	325,000	334,416
McDonald’s Corp.
2.750%, 12/09/2020	120,000	125,293
Meritage Homes Corp.
6.000%, 06/01/2025	90,000	90,450
PulteGroup, Inc.
4.250%, 03/01/2021	10,000	10,310
Sky PLC
2.625%, 09/16/2019 (S)	290,000	295,071
TEGNA, Inc.
5.125%, 07/15/2020	155,000	159,844
Time Warner Cable, Inc.
4.500%, 09/15/2042	415,000	387,025
5.875%, 11/15/2040	195,000	212,473
6.750%, 07/01/2018	250,000	274,263
8.750%, 02/14/2019	80,000	93,409
Time Warner, Inc.
2.100%, 06/01/2019	80,000	81,345
2.950%, 07/15/2026	95,000	95,768
4.850%, 07/15/2045	180,000	195,842
6.100%, 07/15/2040	180,000	220,121
7.700%, 05/01/2032	173,000	241,114
Toll Brothers Finance Corp.
4.875%, 11/15/2025	20,000	19,800
Videotron, Ltd.
5.375%, 06/15/2024 (S)	175,000	177,625
Wynn Las Vegas LLC
5.375%, 03/15/2022 (L)	110,000	111,925
		13,107,961
Consumer staples - 3.0%
Altria Group, Inc.
9.250%, 08/06/2019	80,000	98,626
Anheuser-Busch InBev Finance, Inc.
1.900%, 02/01/2019	415,000	422,037
2.150%, 02/01/2019	85,000	86,815
3.300%, 02/01/2023	1,730,000	1,820,091
4.700%, 02/01/2036	550,000	618,785
4.900%, 02/01/2046	1,515,000	1,774,623
Anheuser-Busch InBev Worldwide, Inc.
2.500%, 07/15/2022	150,000	152,332
3.750%, 07/15/2042	225,000	224,710
BAT International Finance PLC
2.750%, 06/15/2020 (S)	265,000	274,817
CVS Health Corp.
2.125%, 06/01/2021	75,000	75,886
2.800%, 07/20/2020	380,000	395,533
3.875%, 07/20/2025	239,000	263,020
5.125%, 07/20/2045	375,000	464,889
Imperial Brands Finance PLC
2.050%, 07/20/2018 (S)	220,000	222,466
2.950%, 07/21/2020 (S)	500,000	514,938
Kraft Heinz Foods Company
2.000%, 07/02/2018 (S)	160,000	162,186

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Kraft Heinz Foods Company (continued)
2.800%, 07/02/2020 (S)	$145,000	$150,587
4.375%, 06/01/2046 (S)	85,000	89,954
Molson Coors Brewing Company
2.100%, 07/15/2021	105,000	105,487
4.200%, 07/15/2046	170,000	171,192
Pernod Ricard SA
3.250%, 06/08/2026 (S)	280,000	286,726
Reynolds American, Inc.
3.250%, 06/12/2020	270,000	285,438
4.000%, 06/12/2022	40,000	43,477
Sysco Corp.
2.500%, 07/15/2021	310,000	316,814
Walgreens Boots Alliance, Inc.
2.600%, 06/01/2021	235,000	238,874
3.100%, 06/01/2023	90,000	91,500
		9,351,803
Energy - 4.5%
AmeriGas Partners LP
5.625%, 05/20/2024	15,000	15,113
5.875%, 08/20/2026	25,000	25,063
Anadarko Petroleum Corp.
3.450%, 07/15/2024	250,000	244,468
5.550%, 03/15/2026	415,000	458,493
6.600%, 03/15/2046	265,000	320,184
6.950%, 06/15/2019	40,000	44,326
Antero Resources Corp.
5.625%, 06/01/2023	20,000	19,400
BP Capital Markets PLC
2.521%, 01/15/2020	105,000	108,330
2.750%, 05/10/2023	275,000	277,880
Cenovus Energy, Inc.
3.000%, 08/15/2022	680,000	620,826
5.200%, 09/15/2043	245,000	211,752
5.700%, 10/15/2019	145,000	153,368
Concho Resources, Inc.
5.500%, 04/01/2023	30,000	30,075
6.500%, 01/15/2022	25,000	25,594
ConocoPhillips Company
4.200%, 03/15/2021	285,000	307,824
4.950%, 03/15/2026	395,000	447,749
Continental Resources, Inc.
5.000%, 09/15/2022 (L)	50,000	48,732
DCP Midstream LLC
5.350%, 03/15/2020 (S)	10,000	9,800
9.750%, 03/15/2019 (S)	15,000	16,425
DCP Midstream Operating LP
2.700%, 04/01/2019	20,000	19,164
4.950%, 04/01/2022	20,000	19,650
5.600%, 04/01/2044	30,000	25,650
Devon Energy Corp.
3.250%, 05/15/2022	570,000	552,853
6.300%, 01/15/2019	120,000	130,001
Devon Financing Company LLC
7.875%, 09/30/2031	55,000	64,028
Ecopetrol SA
5.875%, 05/28/2045	210,000	182,280
Emera US Finance LP
2.700%, 06/15/2021 (S)	45,000	45,986
4.750%, 06/15/2046 (S)	50,000	50,942
Energy Transfer Equity LP
7.500%, 10/15/2020	200,000	212,000

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer Partners LP
3.600%, 02/01/2023	$510,000	$488,882
5.950%, 10/01/2043	395,000	381,921
Enterprise Products Operating LLC
3.950%, 02/15/2027	135,000	143,262
EOG Resources, Inc.
4.150%, 01/15/2026	120,000	132,081
Exxon Mobil Corp.
2.222%, 03/01/2021	320,000	329,969
2.726%, 03/01/2023	270,000	282,027
3.043%, 03/01/2026	135,000	142,938
Fortive Corporation
2.350%, 06/15/2021 (S)	160,000	162,365
Hess Corp.
5.600%, 02/15/2041	185,000	186,652
6.000%, 01/15/2040	140,000	144,857
Kerr-McGee Corp.
6.950%, 07/01/2024	345,000	399,057
Kinder Morgan Energy Partners LP
5.300%, 09/15/2020	80,000	85,607
6.500%, 04/01/2020	25,000	27,570
6.850%, 02/15/2020	55,000	61,557
Kinder Morgan, Inc.
5.050%, 02/15/2046	460,000	437,517
Magellan Midstream Partners LP
5.000%, 03/01/2026	85,000	96,202
Marathon Oil Corp.
2.700%, 06/01/2020	320,000	301,367
2.800%, 11/01/2022	130,000	117,917
3.850%, 06/01/2025	20,000	18,383
5.200%, 06/01/2045	10,000	8,711
6.600%, 10/01/2037	5,000	5,057
6.800%, 03/15/2032	10,000	10,156
MEG Energy Corp.
7.000%, 03/31/2024 (S)	62,000	47,740
MPLX LP
4.875%, 12/01/2024 to 06/01/2025 (S)	80,000	78,078
Nexen Energy ULC
6.200%, 07/30/2019	90,000	99,792
Noble Energy, Inc.
4.150%, 12/15/2021	225,000	236,608
Petrobras Global Finance BV
8.375%, 05/23/2021	465,000	479,880
Petroleos Mexicanos
5.500%, 02/04/2019 (S)	225,000	236,813
5.500%, 06/27/2044	620,000	560,201
5.750%, 03/01/2018	335,000	350,296
6.375%, 02/04/2021 (S)	115,000	125,040
Pioneer Natural Resources Company
3.450%, 01/15/2021	70,000	72,288
3.950%, 07/15/2022	70,000	73,248
4.450%, 01/15/2026	340,000	370,609
Plains All American Pipeline LP
2.850%, 01/31/2023	260,000	239,405
3.650%, 06/01/2022	260,000	255,009
QEP Resources, Inc.
6.800%, 03/01/2020	5,000	5,038
Regency Energy Partners LP
5.875%, 03/01/2022	50,000	53,098
SM Energy Company
6.125%, 11/15/2022	20,000	18,375
Statoil ASA
3.700%, 03/01/2024	56,000	60,515

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Statoil ASA (continued)
3.950%, 05/15/2043		$255,000	$264,874
Sunoco Logistics Partners Operations LP
4.250%, 04/01/2024		160,000	161,687
Tesoro Corp.
5.125%, 04/01/2024		45,000	45,225
Tesoro Logistics LP
5.500%, 10/15/2019		55,000	57,475
6.250%, 10/15/2022		85,000	88,613
Texas Eastern Transmission LP
2.800%, 10/15/2022 (S)		235,000	230,364
Valero Energy Corp.
4.900%, 03/15/2045		215,000	199,267
Western Gas Partners LP
4.650%, 07/01/2026		145,000	144,603
Williams Partners LP
3.600%, 03/15/2022		520,000	492,319
4.300%, 03/04/2024		210,000	197,638
WPX Energy, Inc.
5.250%, 09/15/2024		30,000	26,400
6.000%, 01/15/2022		20,000	18,600
			13,941,109
Financials - 12.0%
American International Group, Inc.
4.700%, 07/10/2035		175,000	181,029
American Tower Corp.
3.400%, 02/15/2019		270,000	281,159
3.450%, 09/15/2021		375,000	390,368
5.000%, 02/15/2024		35,000	39,561
Banco Bilbao Vizcaya Argentaria SA
(7.000% to 02/19/2019, then 5 Year
Euro Swap Rate + 6.155%)
02/19/2019 (Q)	EUR	200,000	191,018
Banco Bilbao Vizcaya Argentaria SA
(9.000% to 05/09/2018, then 5 Year
U.S. Swap Rate + 8.262%)
05/09/2018 (Q)		$600,000	598,620
Banco Santander SA (6.250% to
09/11/2021, then 5 Year Euro Swap
Rate + 5.640%)
09/11/2021 (Q)	EUR	100,000	93,635
Bank of America Corp.
2.625%, 04/19/2021		$360,000	365,499
3.500%, 04/19/2026		265,000	274,126
4.200%, 08/26/2024		365,000	377,472
5.000%, 01/21/2044		155,000	179,406
5.625%, 07/01/2020		295,000	331,916
6.400%, 08/28/2017		475,000	501,203
7.750%, 05/14/2038		560,000	788,946
Bank of Ireland (7.375% to 06/18/2020,
then 5 Year Euro Swap Rate + 6.956%)
06/18/2020 (Q)	EUR	400,000	410,607
Bank of Nova Scotia
4.500%, 12/16/2025		$685,000	712,040
Barclays Bank PLC
6.050%, 12/04/2017 (S)		645,000	675,474
Barclays PLC (8.000% to 12/15/2020, then
5 Year Euro Swap Rate + 6.750%)
12/15/2020 (Q)	EUR	200,000	206,968
BNP Paribas SA (7.625% to 03/30/2021,
then 5 Year U.S. Swap Rate + 6.314%)
03/30/2021 (Q)(S)		$230,000	230,000

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
BPCE SA
5.700%, 10/22/2023 (S)		$395,000	$423,662
Brandywine Operating Partnership LP
4.950%, 04/15/2018		205,000	215,116
Capital One Financial Corp.
6.150%, 09/01/2016		465,000	468,617
Capital One NA
1.650%, 02/05/2018		500,000	500,421
2.350%, 08/17/2018		740,000	750,524
CIT Group, Inc.
5.500%, 02/15/2019 (S)		260,000	272,025
Citigroup, Inc.
4.300%, 11/20/2026		250,000	257,702
4.400%, 06/10/2025		275,000	287,042
4.450%, 09/29/2027		1,170,000	1,202,861
4.600%, 03/09/2026		185,000	195,637
4.650%, 07/30/2045		280,000	307,917
5.500%, 09/13/2025		90,000	100,932
CNO Financial Group, Inc.
5.250%, 05/30/2025		20,000	20,600
Credit Agricole SA
4.375%, 03/17/2025 (S)		295,000	298,093
Credit Agricole SA (6.500% to
06/23/2021, then 5 Year Euro Swap
Rate + 5.120%)
06/23/2021 (Q)	EUR	275,000	287,175
Credit Agricole SA (8.125% to
09/19/2018, then 5 Year U.S. Swap
Rate + 6.283%)
09/19/2033 (S)		$200,000	214,000
Credit Agricole SA (8.125% to
12/23/2025, then 5 Year U.S. Swap
Rate + 6.185%)
12/23/2025 (Q)(S)		200,000	198,633
Credit Suisse Group Funding
Guernsey, Ltd.
3.125%, 12/10/2020 (S)		600,000	599,146
Credit Suisse Group Funding
Guernsey, Ltd. (6.250% to 12/18/2024,
then 5 Year U.S. Swap Rate + 3.455%)
12/18/2024 (Q)		925,000	868,117
Crown Castle International Corp.
3.400%, 02/15/2021		35,000	36,541
3.700%, 06/15/2026		135,000	138,940
HCP, Inc.
4.000%, 06/01/2025		75,000	75,648
4.200%, 03/01/2024		175,000	180,314
HSBC Holdings PLC
2.950%, 05/25/2021		200,000	202,094
3.400%, 03/08/2021		475,000	489,502
3.600%, 05/23/2023		400,000	408,846
4.250%, 08/18/2025		600,000	605,731
6.800%, 06/01/2038		110,000	137,091
HSBC USA, Inc.
2.750%, 08/07/2020		210,000	211,671
Intercontinental Exchange, Inc.
2.750%, 12/01/2020		235,000	246,073
Intesa Sanpaolo SpA (7.700% to
09/17/2025, then 5 Year U.S. Swap
Rate + 5.462%)
09/17/2025 (Q)(S)		375,000	323,438
JPMorgan Chase & Co.
2.400%, 06/07/2021		590,000	598,105

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (continued)
2.700%, 05/18/2023		$680,000	$687,014
2.750%, 06/23/2020		600,000	618,314
4.250%, 10/01/2027		585,000	621,534
6.000%, 01/15/2018		340,000	363,802
Kimco Realty Corp.
3.400%, 11/01/2022		30,000	31,450
Liberty Property LP
3.375%, 06/15/2023		180,000	182,396
4.125%, 06/15/2022		150,000	158,610
Lloyds Banking Group PLC (7.000% to
06/27/2019, then 5 Year British Pound
Swap Rate + 5.060%)
06/27/2019 (Q)	GBP	200,000	250,328
Marsh & McLennan Companies, Inc.
3.500%, 03/10/2025		$210,000	218,315
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)		285,000	426,704
Morgan Stanley
2.450%, 02/01/2019		310,000	315,820
2.500%, 04/21/2021		945,000	954,988
3.950%, 04/23/2027		350,000	353,037
4.000%, 07/23/2025		245,000	262,470
4.350%, 09/08/2026		150,000	157,000
4.875%, 11/01/2022		51,000	55,855
6.625%, 04/01/2018		1,225,000	1,328,090
MSCI, Inc.
5.250%, 11/15/2024 (S)		30,000	30,675
5.750%, 08/15/2025 (S)		15,000	15,563
Nasdaq, Inc.
3.850%, 06/30/2026		60,000	60,992
Nationwide Building Society (6.875% to
06/20/2019, then 5 Year British Pound
Swap Rate + 4.880%)
06/20/2019 (Q)	GBP	310,000	385,759
Navient Corp.
5.500%, 01/15/2019		$120,000	120,540
7.250%, 01/25/2022		55,000	53,213
8.000%, 03/25/2020		10,000	10,219
8.450%, 06/15/2018		35,000	37,844
PNC Funding Corp.
5.625%, 02/01/2017		550,000	563,588
Prologis LP
3.350%, 02/01/2021		410,000	433,837
Radian Group, Inc.
7.000%, 03/15/2021		25,000	26,735
Royal Bank of Scotland Group PLC
(7.500% to 08/10/2020, then 5 Year
U.S. Swap Rate + 5.800%)
08/10/2020 (Q)		620,000	570,400
Santander Issuances SAU
5.179%, 11/19/2025		1,200,000	1,199,401
Santander UK Group Holdings PLC
(6.250% to 03/12/2019, then 5 Year
Euro Swap Rate + 5.410%)
03/12/2019 (Q)	EUR	200,000	187,504
Societe Generale SA (8.250% to
11/29/2018, then 5 Year U.S. Swap
Rate + 6.394%)
11/29/2018 (Q)		$725,000	717,808
SunTrust Banks, Inc.
3.500%, 01/20/2017		325,000	328,619

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Synchrony Financial
2.600%, 01/15/2019	$475,000	$480,041
The Bear Stearns Companies LLC
6.400%, 10/02/2017	85,000	90,309
7.250%, 02/01/2018	230,000	250,722
The Goldman Sachs Group, Inc.
2.000%, 04/25/2019	100,000	101,057
2.375%, 01/22/2018	735,000	745,055
2.600%, 04/23/2020	100,000	101,673
2.750%, 09/15/2020	320,000	326,669
2.875%, 02/25/2021	320,000	328,043
3.750%, 02/25/2026	240,000	251,815
4.750%, 10/21/2045	145,000	159,900
5.150%, 05/22/2045	340,000	354,305
6.250%, 02/01/2041	255,000	329,506
6.750%, 10/01/2037	590,000	728,166
UBS Group AG (6.875% to 03/22/2021,
then 5 Year U.S. Swap Rate + 5.497%)
03/22/2021 (Q)	500,000	488,750
UBS Group AG (7.125% to 02/19/2020,
then 5 Year U.S. Swap Rate + 5.464%)
02/19/2020 (Q)	200,000	198,500
Ventas Realty LP
4.750%, 06/01/2021	170,000	189,138
VEREIT Operating Partnership LP
4.125%, 06/01/2021	190,000	198,075
Wells Fargo & Company
3.000%, 04/22/2026	175,000	178,381
4.400%, 06/14/2046	435,000	441,797
4.900%, 11/17/2045	460,000	503,727
5.606%, 01/15/2044	455,000	545,066
		36,670,380
Health care - 2.6%
AbbVie, Inc.
3.200%, 05/14/2026	140,000	141,554
Actavis Funding SCS
2.350%, 03/12/2018	930,000	942,675
3.000%, 03/12/2020	370,000	381,242
3.450%, 03/15/2022	270,000	280,504
3.850%, 06/15/2024	255,000	266,358
Aetna, Inc.
2.800%, 06/15/2023	100,000	102,229
4.250%, 06/15/2036	45,000	46,497
4.375%, 06/15/2046	65,000	67,293
Anthem, Inc.
3.500%, 08/15/2024	295,000	305,553
4.625%, 05/15/2042	225,000	236,169
5.100%, 01/15/2044	125,000	140,604
Baxalta, Inc.
3.600%, 06/23/2022	35,000	36,127
Cardinal Health, Inc.
1.950%, 06/15/2018	145,000	146,681
Celgene Corp.
4.625%, 05/15/2044	110,000	113,351
Community Health Systems, Inc.
5.125%, 08/01/2021	75,000	74,438
EMD Finance LLC
2.950%, 03/19/2022 (S)	310,000	317,650
Gilead Sciences, Inc.
3.250%, 09/01/2022	105,000	111,829
HCA, Inc.
5.875%, 03/15/2022	130,000	141,375
6.500%, 02/15/2020	135,000	149,681

The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Hologic, Inc.
5.250%, 07/15/2022 (S)	$25,000	$26,125
Kinetic Concepts, Inc.
7.875%, 02/15/2021 (S)	70,000	74,418
LifePoint Health, Inc.
5.875%, 12/01/2023	75,000	78,000
MEDNAX, Inc.
5.250%, 12/01/2023 (S)	15,000	15,188
Medtronic, Inc.
4.375%, 03/15/2035	351,000	395,807
Mylan NV
3.000%, 12/15/2018 (S)	150,000	153,570
3.150%, 06/15/2021 (S)	160,000	162,481
3.750%, 12/15/2020 (S)	170,000	177,255
Perrigo Company PLC
1.300%, 11/08/2016	200,000	199,790
Quintiles Transnational Corp.
4.875%, 05/15/2023 (S)	35,000	35,525
Tenet Healthcare Corp.
6.000%, 10/01/2020	270,000	284,850
Thermo Fisher Scientific, Inc.
3.000%, 04/15/2023	255,000	259,675
UnitedHealth Group, Inc.
1.700%, 02/15/2019	230,000	232,566
2.125%, 03/15/2021	555,000	565,505
3.350%, 07/15/2022	265,000	283,837
3.750%, 07/15/2025	285,000	312,340
4.750%, 07/15/2045	85,000	102,907
Zimmer Biomet Holdings, Inc.
1.450%, 04/01/2017	565,000	565,364
		7,927,013
Industrials - 1.4%
AerCap Ireland Capital, Ltd.
4.500%, 05/15/2021	170,000	173,953
Aircastle, Ltd.
5.000%, 04/01/2023	5,000	5,081
5.500%, 02/15/2022	20,000	20,800
BAE Systems Holdings, Inc.
2.850%, 12/15/2020 (S)	70,000	71,534
BAE Systems PLC
4.750%, 10/11/2021 (S)	70,000	78,163
Canadian Pacific Railway Company
9.450%, 08/01/2021	175,000	229,779
Clean Harbors, Inc.
5.125%, 06/01/2021	20,000	20,462
5.250%, 08/01/2020	91,000	93,161
CNH Industrial Capital LLC
4.375%, 11/06/2020 (L)	75,000	75,750
EnerSys
5.000%, 04/30/2023 (S)	85,000	83,938
ERAC USA Finance LLC
2.600%, 12/01/2021 (S)	375,000	381,156
FedEx Corp.
3.250%, 04/01/2026	90,000	93,770
4.550%, 04/01/2046	240,000	260,608
Huntington Ingalls Industries, Inc.
5.000%, 11/15/2025 (S)	10,000	10,563
Kansas City Southern
3.000%, 05/15/2023 (S)	575,000	584,827
Lockheed Martin Corp.
2.500%, 11/23/2020	185,000	190,848
4.700%, 05/15/2046	205,000	241,226

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Norfolk Southern Corp.
2.900%, 06/15/2026	$220,000	$225,683
Oshkosh Corp.
5.375%, 03/01/2025	50,000	51,375
Penske Truck Leasing Company LP
3.375%, 02/01/2022 (S)	40,000	40,797
4.250%, 01/17/2023 (S)	625,000	654,674
4.875%, 07/11/2022 (S)	125,000	136,334
Ryder System, Inc.
2.550%, 06/01/2019	135,000	137,582
Sensata Technologies BV
5.000%, 10/01/2025 (S)	65,000	65,285
5.625%, 11/01/2024 (S)	10,000	10,381
Sigma Alimentos SA de CV
4.125%, 05/02/2026 (S)	245,000	248,675
United Rentals North America, Inc.
4.625%, 07/15/2023	45,000	45,450
5.500%, 07/15/2025	55,000	54,175
		4,286,030
Information technology - 1.0%
Apple, Inc.
3.450%, 02/09/2045	325,000	305,802
Cardtronics, Inc.
5.125%, 08/01/2022	90,000	89,100
Cisco Systems, Inc.
2.200%, 02/28/2021	280,000	288,482
Diamond 1 Finance Corp.
3.480%, 06/01/2019 (S)	165,000	169,028
4.420%, 06/15/2021 (S)	150,000	154,171
8.350%, 07/15/2046 (S)	130,000	140,075
First Data Corp.
5.000%, 01/15/2024 (S)	15,000	15,038
5.375%, 08/15/2023 (S)	85,000	86,318
Intel Corp.
4.100%, 05/19/2046	130,000	135,750
Lam Research Corp.
2.800%, 06/15/2021	230,000	235,487
NCR Corp.
4.625%, 02/15/2021	150,000	148,500
Nokia OYJ
6.625%, 05/15/2039	70,000	74,025
Open Text Corp.
5.625%, 01/15/2023 (S)	35,000	35,438
Oracle Corp.
1.900%, 09/15/2021	520,000	521,719
Visa, Inc.
2.800%, 12/14/2022	300,000	316,541
4.300%, 12/14/2045	340,000	392,370
		3,107,844
Materials - 0.6%
Anglo American Capital PLC
4.450%, 09/27/2020 (S)	100,000	97,500
ArcelorMittal
6.250%, 08/05/2020	205,000	215,250
Cascades, Inc.
5.500%, 07/15/2022 (S)	30,000	29,138
5.750%, 07/15/2023 (S)	45,000	43,313
Clearwater Paper Corp.
5.375%, 02/01/2025 (S)	85,000	85,000
CRH America, Inc.
5.125%, 05/18/2045 (S)	290,000	308,345

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Eagle Spinco, Inc.
4.625%, 02/15/2021	$100,000	$102,375
Freeport-McMoRan, Inc.
3.875%, 03/15/2023	5,000	4,375
4.550%, 11/14/2024	30,000	26,250
5.400%, 11/14/2034	20,000	15,900
5.450%, 03/15/2043	50,000	40,125
Graphic Packaging International, Inc.
4.875%, 11/15/2022	90,000	93,600
Kaiser Aluminum Corp.
5.875%, 05/15/2024 (S)	10,000	10,275
Norbord, Inc.
6.250%, 04/15/2023 (S)	85,000	87,125
NOVA Chemicals Corp.
5.000%, 05/01/2025 (S)	125,000	123,750
Owens-Brockway Glass Container, Inc.
5.875%, 08/15/2023 (S)	30,000	31,513
Reynolds Group Issuer, Inc.
5.125%, 07/15/2023 (S)	45,000	45,563
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	125,000	131,335
Standard Industries, Inc.
5.375%, 11/15/2024 (S)	180,000	183,150
Steel Dynamics, Inc.
5.125%, 10/01/2021	30,000	30,638
5.500%, 10/01/2024	45,000	46,013
Teck Resources, Ltd.
8.500%, 06/01/2024 (S)	10,000	10,375
United States Steel Corp.
7.375%, 04/01/2020	43,000	40,461
		1,801,369
Telecommunication services - 2.6%
AT&T, Inc.
3.600%, 02/17/2023	525,000	549,552
4.125%, 02/17/2026	375,000	402,841
4.750%, 05/15/2046	685,000	702,088
Digicel Group, Ltd.
7.125%, 04/01/2022	210,000	156,188
Frontier Communications Corp.
10.500%, 09/15/2022	25,000	26,453
GTP Acquisition Partners I LLC
3.482%, 06/16/2025 (S)	730,000	737,577
SBA Tower Trust
2.898%, 10/15/2044 (S)	505,000	512,017
2.933%, 12/15/2042 (S)	520,000	520,914
3.598%, 04/15/2043 (S)	730,000	734,942
Sprint Communications, Inc.
7.000%, 03/01/2020 (S)	25,000	26,175
9.000%, 11/15/2018 (S)	80,000	85,200
Sprint Corp.
7.125%, 06/15/2024	195,000	154,294
T-Mobile USA, Inc.
6.633%, 04/28/2021	65,000	67,925
Telecom Italia Capital SA
6.000%, 09/30/2034	15,000	14,325
7.721%, 06/04/2038	25,000	26,000
Verizon Communications, Inc.
4.272%, 01/15/2036	865,000	884,244
4.400%, 11/01/2034	225,000	232,131
4.672%, 03/15/2055	1,773,000	1,791,031
5.012%, 08/21/2054	245,000	260,174
		7,884,071

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities - 0.7%
AES Corp.
5.500%, 03/15/2024	$195,000	$199,631
Calpine Corp.
5.875%, 01/15/2024 (S)	35,000	36,400
Duke Energy Progress LLC
4.375%, 03/30/2044	70,000	80,177
Electricite de France SA
4.950%, 10/13/2045 (S)	350,000	387,047
Exelon Corp.
2.450%, 04/15/2021	50,000	50,709
2.850%, 06/15/2020	300,000	309,497
MidAmerican Energy Holdings Company
6.500%, 09/15/2037	180,000	247,564
NRG Energy, Inc.
6.250%, 07/15/2022	75,000	73,313
Oncor Electric Delivery Company LLC
7.000%, 09/01/2022	70,000	89,152
Progress Energy, Inc.
7.000%, 10/30/2031	270,000	363,819
The Southern Company
1.850%, 07/01/2019	170,000	172,151
2.950%, 07/01/2023	110,000	114,042
4.400%, 07/01/2046	85,000	91,435
		2,214,937
TOTAL CORPORATE BONDS (Cost $98,251,849)		$100,292,517

MUNICIPAL BONDS - 1.3%
Chicago Transit Authority, Series A
(Illinois) 6.899%, 12/01/2040	40,000	52,105
Chicago Transit Authority, Series B
(Illinois) 6.899%, 12/01/2040	395,000	514,539
Louisiana Local Government
Environmental Facilities & Communities
Development Authority,
Series 2010-ELL, Class A2
2.470%, 02/01/2019	341,496	342,066
Port Authority of New York & New Jersey
6.040%, 12/01/2029	100,000	130,912
Puerto Rico Commonwealth Government
Employees Retirement System, Series A
6.150%, 07/01/2038	475,000	186,442
6.200%, 07/01/2039	525,000	206,057
Puerto Rico Commonwealth Government
Employees Retirement System, Series B
6.550%, 07/01/2058	195,000	76,520
Puerto Rico Commonwealth Government
Employees Retirement System, Series C
6.300%, 07/01/2043	710,000	278,640
State of California
7.300%, 10/01/2039	435,000	658,277
7.550%, 04/01/2039	295,000	466,779
7.600%, 11/01/2040	150,000	242,640
State of Illinois, GO
5.100%, 06/01/2033	60,000	57,597
5.665%, 03/01/2018	125,000	131,930
University of California
4.601%, 05/15/2031	495,000	580,883
TOTAL MUNICIPAL BONDS (Cost $3,736,812)		$3,925,387

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) - 3.5%
Consumer discretionary - 1.3%
Acosta, Inc.
4.250%, 09/26/2021	$98,505	$94,565
Advantage Sales & Marketing, Inc.
4.250%, 07/23/2021	522,152	508,663
Aristocrat International Pty, Ltd.
4.750%, 10/20/2021	107,923	107,923
BJ’s Wholesale Club, Inc.
4.500%, 09/26/2019	505,199	500,147
Charter Communications Operating LLC
3.500%, 01/24/2023	99,750	99,661
CityCenter Holdings LLC
4.250%, 10/16/2020	164,349	164,247
Delta 2 Lux SARL
4.750%, 07/30/2021	150,000	144,525
Hilton Worldwide Finance LLC
3.500%, 10/26/2020	289,079	288,999
ION Media Networks, Inc.
4.750%, 12/18/2020	170,753	169,615
Neiman Marcus Group, Ltd.
4.250%, 10/25/2020	236,425	211,970
Neptune Finco Corp.
5.000%, 10/09/2022	165,000	165,124
PetSmart, Inc.
4.250%, 03/11/2022	53,141	52,875
Scientific Games International, Inc.
6.000%, 10/01/2021	113,275	111,505
Serta Simmons Bedding LLC
4.250%, 10/01/2019	226,566	226,212
SRAM LLC
4.013%, 04/10/2020	258,646	230,195
The ServiceMaster Company LLC
4.250%, 07/01/2021	439,887	439,612
Town Sports International LLC
4.500%, 11/15/2020	275,770	183,043
Tribune Media Company
3.750%, 12/27/2020	401,700	400,026
		4,098,907
Consumer staples - 0.2%
Albertsons LLC
4.500%, 08/25/2021	178,805	178,386
Coty, Inc.
3.750%, 10/27/2022	34,913	34,796
Galleria Company
3.750%, 01/26/2023	70,000	69,825
JBS USA LLC
4.000%, 10/30/2022	109,450	108,971
The Brickman Group, Ltd.
4.000%, 12/18/2020	238,887	234,527
		626,505
Energy - 0.1%
Arch Coal, Inc.
5.750%, 05/16/2018 (H)	122,158	55,887
Seadrill Operating LP
4.000%, 02/21/2021	107,519	47,644
Western Refining, Inc.
5.250%, 11/12/2020	146,250	141,619
		245,150
Financials - 0.3%
Asurion LLC
4.250%, 07/08/2020	384,461	376,291
8.500%, 03/03/2021	245,000	235,710

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Financials (continued)
DTZ US Borrower LLC
4.250%, 11/04/2021	$99,000	$97,664
Frank Russell Company
6.750%, 06/01/2023	120,000	115,200
MGM Growth Properties Operating
Partnership LP
4.000%, 04/25/2023	104,738	104,868
		929,733
Health care - 0.4%
Brand Energy & Infrastructure
Services, Inc.
4.750%, 11/26/2020	199,875	194,229
Community Health Systems, Inc.
3.750%, 12/31/2019	37,866	36,772
4.000%, 01/27/2021	69,673	67,791
Endo Luxembourg Finance I Company
Sarl
3.750%, 09/26/2022	99,500	97,830
Envision Healthcare Corp.
4.500%, 10/28/2022	104,475	104,438
Medpace Holdings, Inc.
4.750%, 04/01/2021	84,906	84,481
MPH Acquisition Holdings LLC
5.000%, 06/07/2023	125,000	125,281
Opal Acquisition, Inc.
5.000%, 11/27/2020	186,929	162,629
PRA Holdings, Inc.
4.500%, 09/23/2020	205,152	205,066
US Renal Care, Inc.
5.250%, 12/31/2022	174,125	173,835
		1,252,352
Industrials - 0.4%
AFGlobal Corp.
5.000%, 12/19/2019	116,714	65,943
Fly Funding II SARL
3.500%, 08/09/2019	144,375	143,743
Gardner Denver, Inc.
4.250%, 07/30/2020	389,000	356,178
RBS Global, Inc.
4.000%, 08/21/2020	369,513	365,529
Sensus USA, Inc.
6.500%, 03/16/2023	130,000	128,700
The Kenan Advantage Group, Inc.
4.000%, 07/31/2022	39,933	39,583
TransDigm, Inc.
3.750%, 05/14/2022	222,323	219,266
		1,318,942
Information technology - 0.3%
Avago Technologies, Ltd.
4.250%, 02/01/2023	194,513	194,350
First Data Corp.
4.202%, 07/08/2022	195,000	192,847
4.452%, 03/24/2021	121,093	120,578
NXP BV
3.750%, 12/07/2020	58,652	58,725
SS&C European Holdings SARL
4.000%, 07/08/2022	10,710	10,696
SS&C Technologies, Inc.
4.000%, 07/08/2022	66,120	66,037

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Information technology (continued)
Zayo Group LLC
3.750%, 05/06/2021	$351,953	$350,047
		993,280
Materials - 0.3%
Berry Plastics Group, Inc.
3.750%, 01/06/2021	548,197	548,026
Coveris Holdings SA
4.500%, 05/08/2019	177,149	175,267
FMG Resources August 2006 Pty, Ltd.
4.250%, 06/30/2019	78,775	75,197
Nexeo Solutions LLC TBD 05/05/2023 (T)	115,000	114,808
The Chemours Company
3.750%, 05/12/2022	79,574	76,656
		989,954
Telecommunication services - 0.1%
Level 3 Financing, Inc.
4.000%, 01/15/2020	200,000	199,750
Utilities - 0.1%
Calpine Corp.
3.640%, 05/02/2023	135,000	133,313
TOTAL TERM LOANS (Cost $11,208,721)		$10,787,886

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.2%
Commercial and residential - 10.5%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 5A1,
0.699%, 01/25/2036 (P)	70,978	58,839
Series 2005-10, Class 6A21,
0.946%, 01/25/2036 (P)	112,674	96,619
Alternative Loan Trust
Series 2005-56, Class 5A1,
0.759%, 11/25/2035 (P)	133,055	105,240
Series 2005-72, Class A1,
0.716%, 01/25/2036 (P)	39,988	32,480
Series 2006-9T1, Class A1,
5.750%, 05/25/2036	161,137	117,489
Series 2007-19, Class 2A1,
6.500%, 08/25/2037	89,244	53,660
American Home Mortgage Assets Trust
Series 2006-2, Class 2A1,
0.636%, 09/25/2046 (P)	53,511	36,305
Series 2006-3, Class 2A11,
1.350%, 10/25/2046 (P)	68,719	47,576
Series 2007-2, Class A1,
0.571%, 03/25/2047 (P)	41,866	30,104
Banc of America Commercial
Mortgage Trust, Series 2007-4,
Class A4 5.741%, 02/10/2051 (P)	601,408	621,603
Banc of America Funding Trust,
Series 2006-H, Class 6A1
0.629%, 10/20/2036 (P)	142,973	114,350
BBCMS Trust, Series 2013-TYSN,
Class A2 3.756%, 09/05/2032 (S)	330,000	350,472
BCAP LLC Trust, Series 2006-AA2,
Class A1 0.616%, 01/25/2037 (P)	247,490	197,000
Bear Stearns ALT-A Trust
Series 2005-10, Class 11A1,
0.946%, 01/25/2036 (P)	300,717	241,220
Series 2005-9, Class 11A1,
0.966%, 11/25/2035 (P)	80,364	67,210

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Bear Stearns ARM Trust, Series 2005-12,
Class 11A1 2.816%, 02/25/2036 (P)	$41,469	$31,905
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PW16, Class A4,
5.720%, 06/11/2040 (P)	225,432	230,278
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	311,733	317,175
Bear Stearns Mortgage Funding Trust,
Series 2006-AR3, Class 1A1
0.626%, 10/25/2036 (P)	22,329	17,166
Chase Mortgage Finance Trust,
Series 2005-S3, Class A10
5.500%, 11/25/2035	290,000	276,192
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3,
1.126%, 03/25/2035 (P)	77,818	59,677
Series 2007-HY1, Class 1A1,
3.018%, 04/25/2037 (P)	22,477	19,700
Series 2007-HY4, Class 1A1,
2.768%, 09/25/2047 (P)	294,095	252,720
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4,
6.140%, 12/10/2049 (P)	232,639	241,980
Series 2014-GC19, Class A4,
4.023%, 03/10/2047	395,000	440,226
Series 2014-GC23, Class XA IO,
1.126%, 07/10/2047	2,487,254	158,609
Series 2015-GC29, Class AA IO,
1.172%, 04/10/2048	2,125,443	150,121
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4,
Class A4 5.322%, 12/11/2049	647,754	654,566
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B
6.094%, 12/10/2049 (P)	467,795	485,244
Commercial Mortgage Trust (Bank of
America Merrill Lynch/Deutsche Bank
AG), Series 2013-WWP, Class A2
3.424%, 03/10/2031 (S)	800,000	855,504
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2013-CR9, Class A4,
4.234%, 07/10/2045 (P)	45,109	51,087
Series 2014-CR16, Class A4,
4.051%, 04/10/2047	480,000	537,980
Series 2014-CR17, Class A5,
3.977%, 05/10/2047	390,000	433,597
Series 2015-LC19, Class A4,
3.183%, 02/10/2048	625,105	661,307
Commercial Mortgage Trust (Deutsche
Bank AG), Series 2013-300P, Class A1
4.353%, 08/10/2030 (S)	260,000	294,422
Commercial Mortgage Trust (Deutsche
Bank AG/UBS), Series 2014-UBS2,
Class A5 3.961%, 03/10/2047	425,000	468,255
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3,
Class AJ 4.771%, 07/15/2037	2,290	2,289
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4,
3.505%, 04/15/2050	15,000	16,214

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
CSAIL Commercial Mortgage Trust (continued)
Series 2015-C2, Class XA IO,
0.894%, 06/15/2057	$5,666,309	$308,154
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-AR2, Class A1
0.596%, 03/25/2037 (P)	118,885	85,635
FREMF Mortgage Trust
Series 2010-K8, Class B,
5.416%, 09/25/2043 (P)(S)	520,000	575,328
Series 2012-K706, Class B,
4.028%, 11/25/2044 (P)(S)	380,000	393,868
Series 2014-K503, Class B,
3.009%, 10/25/2047 (P)(S)	465,000	470,942
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	374,414	406,385
GMACM Mortgage Loan Trust
Series 2005-AR5, Class 4A1,
3.101%, 09/19/2035 (P)	64,430	58,953
Series 2006-AR1, Class 1A1,
3.321%, 04/19/2036 (P)	363,877	309,975
GS Mortgage Securities Trust
Series 2012-ALOH, Class A,
3.551%, 04/10/2034 (S)	670,000	724,996
Series 2014-GC20, Class A5,
3.998%, 04/10/2047	395,000	439,506
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1,
2.931%, 01/25/2036 (P)	17,591	16,275
Series 2007-1F, Class 4A1,
0.746%, 01/25/2037 (P)	178,830	103,511
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A,
0.766%, 09/19/2035 (P)	76,572	60,943
Series 2006-12, Class 2A13,
0.679%, 12/19/2036 (P)	364,874	270,763
Series 2006-12, Class 2A2A,
0.629%, 01/19/2038 (P)	119,330	98,882
Hilton USA Trust, Series 2013-HLT,
Class AFX 2.662%, 11/05/2030 (S)	825,000	828,523
IndyMac INDA Mortgage Loan Trust,
Series 2006-AR3, Class 1A1
2.957%, 12/25/2036 (P)	137,973	120,711
IndyMac INDX Mortgage Loan Trust
Series 2005-AR13, Class 1A1,
2.817%, 08/25/2035 (P)	94,886	70,936
Series 2007-AR9, Class 2A1,
3.054%, 04/25/2037 (P)	150,388	95,349
JPMBB Commercial
Mortgage Securities Trust
Series 2014-C19, Class A4,
3.997%, 04/15/2047	395,000	439,627
Series 2014-C22, Class A4,
3.801%, 09/15/2047	135,000	148,140
Series 2015-C28, Class A4,
3.227%, 10/15/2048	706,000	745,731
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2007-CB19, Class A4,
5.699%, 02/12/2049 (P)	582,502	595,543
Series 2008-C2, Series A4,
6.068%, 02/12/2051	432,970	449,118

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust (continued)
Series 2012-WLDN, Class A,
3.905%, 05/05/2030 (S)	$465,157	$499,759
Series 2013-C16, Class A4,
4.166%, 12/15/2046	323,000	363,591
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	815,551	822,773
JPMorgan Mortgage Trust,
Series 2006-A3, Class 3A2
2.950%, 05/25/2036 (P)	35,184	31,130
LB-UBS Commercial Mortgage Trust
Series 2007-C6, Class A4,
5.858%, 07/15/2040 (P)	480,126	491,350
Series 2007-C2, Class A3,
5.430%, 02/15/2040	299,709	303,960
Lehman XS Trust, Series 2006-16N,
Class A4A 0.636%, 11/25/2046 (P)	279,527	217,066
LSTAR Securities Investment Trust
Series 2015-2, Class A,
2.439%, 01/01/2020 (P)(S)	676,078	667,396
Series 2015-4, Class A1,
2.434%, 04/01/2020 (P)(S)	924,572	906,081
Series 2015-9, Class A1,
2.439%, 10/01/2020 (P)(S)	789,878	775,377
Merrill Lynch Mortgage Investors Trust,
Series 2005-A4, Class 1A
2.804%, 07/25/2035 (P)	296,089	232,973
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class A4,
5.378%, 08/12/2048	654,481	661,433
Series 2007-7, Class A4,
5.739%, 06/12/2050 (P)	528,638	544,108
Series 2007-9, Class A4,
5.700%, 09/12/2049	422,277	439,256
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2014-C14, Class A5,
4.064%, 02/15/2047	135,000	150,895
Series 2014-C19, Class XA IO,
1.155%, 12/15/2047	1,594,505	97,079
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A4,
5.332%, 12/15/2043	435,063	436,198
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	600,053	611,322
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	364,739	378,715
Series 2007-T27, Class A4,
5.820%, 06/11/2042 (P)	144,419	149,246
Series 2014-MP, Class A,
3.469%, 08/11/2029 (S)	475,000	506,449
New Residential Mortgage Loan,
Series 2016-2A, Class A1
3.750%, 11/25/2035 (P)(S)	857,873	896,891
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	311,000	342,732
Residential Accredits Loans, Inc. Trust
Series 2006-QO7, Class 1A1,
1.210%, 09/25/2046 (P)	272,643	189,310

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Residential Accredits
Loans, Inc. Trust (continued)
Series 2007-QH9, Class A1,
1.667%, 11/25/2037 (P)	$145,396	$96,244
RFMSI Series Trust, Series 2007-SA2,
Class 2A1 3.448%, 04/25/2037 (P)	35,456	29,954
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1 2.713%, 07/20/2037 (P)	28,304	22,554
Springleaf Mortgage Loan Trust,
Series 2013-2A, Class M1
3.520%, 12/25/2065 (P)(S)	605,000	604,403
Structured Adjustable Rate Mortgage
Loan Trust, Series 2004-13, Class A2
0.746%, 09/25/2034 (P)	33,922	29,211
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.000%, 03/25/2054 (P)(S)	87,210	88,910
Series 2015-4, Class A1B,
2.750%, 04/26/2055 (P)(S)	305,886	309,606
Series 2016-2, Class A1A,
2.750%, 08/25/2055 (P)(S)	614,145	622,457
WaMu Mortgage Pass Through
Certificates Trust, Series 2007-HY6,
Class 1A1 2.355%, 06/25/2037 (P)	38,020	32,327
Washington Mutual Mortgage Pass-
Through Certificates WMALT,
Series 2006-5, Class 1A1
1.046%, 07/25/2036 (P)	54,770	30,302
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5,
3.817%, 08/15/2050	310,000	340,909
Series 2015-NXS1, Class D,
4.104%, 05/15/2048 (P)	40,000	30,872
Series 2015-NXS1, Class XA IO,
1.202%, 05/15/2048	2,125,978	152,470
Series 2015-NXS3, Class XA IO,
1.191%, 09/15/2057	4,699,912	325,600
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR16, Class 4A8,
2.888%, 10/25/2035 (P)	225,000	214,209
Series 2006-AR16, Class A1,
2.737%, 10/25/2036 (P)	207,133	189,972
WF-RBS Commercial Mortgage Trust
Series 2014-C19, Class A5,
4.101%, 03/15/2047	304,634	341,266
Series 2014-C20, Class A5,
3.995%, 05/15/2047	600,000	668,013
Series 2014-LC14, Class A5,
4.045%, 03/15/2047	600,000	670,021
		32,158,565
U.S. Government Agency - 1.7%
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2,
2.096%, 04/25/2024 (P)	337,000	337,000
Series 2014-HQ1, Class M2,
2.946%, 08/25/2024 (P)	540,000	548,810
Series 2014-HQ3, Class M2,
3.096%, 10/25/2024 (P)	540,000	546,764
Series 2015-DNA2, Class M2,
3.046%, 12/25/2027 (P)	1,129,000	1,150,627

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2015-DNA3, Class M2,
3.296%, 04/25/2028 (P)	$983,000	$1,010,558
Series 2015-HQA1, Class M2,
3.096%, 03/25/2028 (P)	550,000	562,762
Series 2016-DNA1, Class M2,
3.339%, 07/25/2028 (P)	824,000	849,691
Government National Mortgage
Association, Series 2006-38, Class XS
IO 6.816%, 09/16/2035	123,395	23,628
		5,029,840
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $37,457,815)		$37,188,405

ASSET BACKED SECURITIES - 15.7%
ABFC Trust, Series 2006-HE1, Class A2D
0.666%, 01/25/2037 (P)	167,637	101,745
Apidos CLO XVII
Series 2014-17A, Class A1A,
2.133%, 04/17/2026 (P)(S)	1,200,000	1,198,116
Series 2014-17A, Class A2A,
2.683%, 04/17/2026 (P)(S)	1,190,000	1,170,014
Apidos CLO XX, Series 2015-20A,
Class A1 2.183%, 01/16/2027 (P)(S)	700,000	700,035
Apidos CLO XXI, Series 2015-21A,
Class A1 2.063%, 07/18/2027 (P)(S)	1,170,000	1,164,569
Atlas Senior Loan Fund V, Ltd.,
Series 2014-1A, Class A
2.183%, 07/16/2026 (P)(S)	265,000	263,818
Atlas Senior Loan Fund VI, Ltd.,
Series 2014-6A, Class A
2.168%, 10/15/2026 (P)(S)	650,000	647,200
Avery Point IV CLO, Ltd.,
Series 2014-1A, Class A
2.158%, 04/25/2026 (P)(S)	885,000	882,186
Avery Point VI CLO, Ltd.,
Series 2015-6A, Class A
2.083%, 08/05/2027 (P)(S)	1,230,000	1,223,112
Babson CLO, Ltd., Series 2015-IA,
Class A 2.064%, 04/20/2027 (P)(S)	1,205,000	1,196,758
BlueMountain CLO, Ltd., Series 2015-3A,
Class A1 2.114%, 10/20/2027 (P)(S)	1,040,000	1,036,256
CAL Funding II, Ltd., Series 2012-1A,
Class A 3.470%, 10/25/2027 (S)	126,667	123,972
Carlyle Global Market Strategies
Series 2012-1AR, Class BR,
2.424%, 04/20/2022 (P)(S)	350,000	346,365
Series 2014-4, Class B,
3.078%, 10/15/2026 (P)(S)	305,000	305,154
Series 2014-4A, Class A1,
2.128%, 10/15/2026 (P)(S)	425,000	423,102
Series 2015-2A, Class A1,
2.104%, 04/27/2027 (P)(S)	770,000	767,746
Cent CLO 17, Ltd., Series 2013-17A,
Class A1 1.916%, 01/30/2025 (P)(S)	665,000	660,818
Cent CLO 21, Ltd., Series 2014-21A,
Class A1A 2.124%, 07/27/2026 (P)(S)	595,000	588,383
Cent CLO 22, Ltd., Series 2014-22A,
Class A1 2.112%, 11/07/2026 (P)(S)	445,000	440,995
Cent CLO 23, Ltd.
Series 2015-23A, Class A1,
2.123%, 04/17/2026 (P)(S)	770,000	768,770

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Cent CLO 23, Ltd. (continued)
Series 2015-23A, Class A2A,
2.683%, 04/17/2026 (P)(S)	$310,000	$305,641
CIFC Funding, Ltd.
Series 2012-2A, Class A3R,
3.336%, 12/05/2024 (P)(S)	505,000	489,736
Series 2014-2A, Class A1L,
2.141%, 05/24/2026 (P)(S)	890,000	886,678
CPS Auto Trust
Series 2012-C, Class A,
1.820%, 12/16/2019 (S)	56,002	55,947
Series 2013-D, Class A,
1.540%, 07/16/2018 (S)	36,155	36,154
Credit Acceptance Auto Loan Trust
Series 2013-2A, Class A,
1.500%, 04/15/2021 (S)	56,809	56,828
Series 2014-1A, Class A,
1.550%, 10/15/2021 (S)	540,066	540,094
Series 2014-2A, Class A,
1.880%, 03/15/2022 (S)	770,000	771,407
Dryden Senior Loan Fund,
Series 2015-38A, Class A
2.058%, 07/15/2027 (P)(S)	660,000	654,973
First Investors Auto Owner Trust
Series 2013-1A, Class B,
1.810%, 10/15/2018 (S)	77,486	77,496
Series 2014-1A, Class A3,
1.490%, 01/15/2020 (S)	153,497	153,329
Series 2014-3A, Class A3,
1.670%, 11/16/2020 (S)	635,000	635,927
Series 2014-3A, Class B,
2.390%, 11/16/2020 (S)	170,000	169,615
Flagship Credit Auto Trust, Series 2014-1,
Class A 1.210%, 04/15/2019 (S)	52,945	52,791
Ford Credit Floorplan Master
Owner Trust A, Series 2014-1, Class B
1.400%, 02/15/2019	150,000	149,568
Galaxy XIX CLO, Ltd., Series 2015-19A,
Class A1A 2.188%, 01/24/2027 (P)(S)	895,000	890,866
Galaxy XV CLO, Ltd., Series 2013-15A,
Class A 1.878%, 04/15/2025 (P)(S)	1,140,000	1,129,959
Galaxy XVII CLO, Ltd., Series 2014-17A,
Class B 2.728%, 07/15/2026 (P)(S)	530,000	513,233
GM Financial Automobile Leasing Trust,
Series 2014-2A, Class B
1.960%, 03/20/2018 (S)	130,000	130,263
Green Tree Agency Advance
Funding Trust, Series 2015-T2,
Class AT2 3.095%, 10/15/2048 (S)	380,000	381,600
GSAA Home Equity Trust
Series 2006-15, Class AF6,
5.876%, 09/25/2036 (P)	527,454	270,232
Series 2006-20, Class 2A1A,
0.496%, 12/25/2046 (P)	501,740	311,655
Series 2006-10, Class AF3,
5.985%, 06/25/2036 (P)	210,364	106,052
GSAA Trust
Series 2005-7, Class AF4,
5.058%, 05/25/2035 (P)	325,000	301,677
Series 2007-3, Class 1A2,
0.616%, 03/25/2047 (P)	513,712	248,389
GSAMP Trust, Series 2007-FM2,
Class A2B 0.536%, 01/25/2037 (P)	317,553	187,789

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Highbridge Loan Management, Ltd.,
Series 2015-6A, Class A
2.083%, 05/05/2027 (P)(S)	$485,000	$481,367
Madison Park Funding XI, Ltd.,
Series 2013-11A, Class A1A
1.918%, 10/23/2025 (P)(S)	721,165	717,244
Madison Park Funding XII, Ltd.,
Series 2014-12A, Class B1
2.784%, 07/20/2026 (P)(S)	530,000	528,130
Magnetite CLO, Ltd., Series 2012-7A,
Class C 5.128%, 01/15/2025 (P)(S)	622,000	619,540
Magnetite IX, Ltd., Series 2014-9A,
Class A1 2.058%, 07/25/2026 (P)(S)	915,000	912,423
Magnetite VIII, Ltd., Series 2014-8A,
Class A 2.108%, 04/15/2026 (P)(S)	625,000	623,398
Magnetite XII, Ltd., Series 2015-12A,
Class A 2.128%, 04/15/2027 (P)(S)	555,000	553,639
Nationstar HECM Loan Trust
Series 2016-1A, Class A,
2.981%, 02/25/2026 (S)	363,754	364,205
Series 2016-2A, Class A,
2.239%, 06/25/2026 (S)	125,000	125,000
NRZ Advance Receivables Trust,
Series 2015-T2, Class AT2
3.302%, 08/17/2048 (S)	2,035,000	2,054,274
Oaktree EIF II Series A1, Ltd.,
Series 2015-B1A, Class A
2.176%, 02/15/2026 (P)(S)	775,000	768,020
OCP CLO, Ltd., Series 2015-8A, Class A1
2.163%, 04/17/2027 (P)(S)	1,065,000	1,051,591
Ocwen Master Advance Receivables Trust,
Series 2015-1, AT1
2.537%, 09/17/2046 (S)	620,000	620,041
OHA Credit Partners VII, Ltd.,
Series 2012-7A, Class A
2.056%, 11/20/2023 (P)(S)	565,000	564,981
OHA Credit Partners VIII, Ltd.,
Series 2013-8A, Class A
1.754%, 04/20/2025 (P)(S)	856,000	847,265
OHA Loan Funding, Ltd., Series 2015-1A,
Class A 2.126%, 02/15/2027 (P)(S)	910,000	908,183
OneMain Financial Issuance Trust,
Series 2016-2A, Class A
4.100%, 03/20/2028 (S)	945,000	974,386
OZLM XII, Ltd., Series 2015-12A,
Class A1 2.066%, 04/30/2027 (P)(S)	1,025,000	1,012,488
Race Point IX CLO, Ltd., Series 2015-9A,
Class A1 2.138%, 04/15/2027 (P)(S)	945,000	941,221
Santander Drive Auto Receivables Trust
Series 2013-5, Class C,
2.250%, 06/17/2019	110,000	110,694
Series 2014-1, Class C,
2.360%, 04/15/2020	470,000	472,708
Series 2014-4, Class B,
1.820%, 05/15/2019	185,000	185,650
Series 2015-2, Class B,
1.830%, 01/15/2020	735,000	737,690
Securitized Asset Backed
Receivables LLC Trust,
Series 2006-HE1, Class A2B
0.536%, 07/25/2036 (P)	178,919	82,898
Shackleton 2015-VIII CLO, Ltd.,
Series 2015-8A, Class A1
2.144%, 10/20/2027 (P)(S)	1,035,000	1,027,168

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Sound Point CLO IV, Ltd.,
Series 2013-3A, Class A
2.005%, 01/21/2026 (P)(S)	$623,000	$616,619
Sound Point CLO VIII, Ltd.,
Series 2015-1A, Class A
2.158%, 04/15/2027 (P)(S)	755,000	747,530
Soundview Home Loan Trust,
Series 2007-OPT2, Class 2A3
0.626%, 07/25/2037 (P)	45,000	27,783
SpringCastle America Funding LLC,
Series 2014-AA, Class A
2.700%, 05/25/2023 (S)	380,754	382,052
Springleaf Funding Trust, Series 2014-AA,
Class A 2.410%, 12/15/2022 (S)	505,935	506,243
SPS Servicer Advance Receivables Trust,
Series 2015-T3, Class AT3
2.920%, 07/15/2047 (S)	630,000	632,758
Treman Park CLO LLC, Series 2015-1A,
Class A 2.134%, 04/20/2027 (P)(S)	775,000	773,382
Venture XXI CLO, Ltd., Series 2015-21A,
Class A 2.118%, 07/15/2027 (P)(S)	915,000	907,225
Voya CLO, Ltd.
Series 2012-1RA, Class A2R,
2.186%, 03/14/2022 (P)(S)	500,000	498,151
Series 2012-3AR, Class BR,
2.578%, 10/15/2022 (P)(S)	550,000	545,615
Series 2015-1A, Class A1,
2.113%, 04/18/2027 (P)(S)	730,000	728,214
Series 2015-1A, Class A2,
2.733%, 04/18/2027 (P)(S)	255,000	248,481
Westlake Automobile Receivables Trust,
Series 2014-2A, Class B
1.580%, 04/15/2020 (S)	795,000	794,771
TOTAL ASSET BACKED SECURITIES (Cost $48,384,407)		$48,210,041

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock
Collateral Trust, 0.5557% (W)(Y)	21,728	217,428
TOTAL SECURITIES LENDING
COLLATERAL (Cost $217,432)		$217,428

SHORT-TERM INVESTMENTS - 8.9%
Repurchase agreement - 8.9%
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/30/2016 at 0.410%
to be repurchased at $15,400,175 on
07/01/2016, collateralized by
$12,011,400 U.S. Treasury Bonds,
3.625% due 02/15/2044 (valued at
$15,708,064, including interest)	$15,400,000	$15,400,000

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement (continued)
Goldman Sachs Tri-Party Repurchase
Agreement dated 06/30/2016 at 0.420%
to be repurchased at $11,700,137 on
07/01/2016, collateralized by $4,623,086
Federal Home Loan Mortgage Corp.,
3.500% - 3.501% due 05/01/2041 -
06/01/2045 (valued at $4,923,292,
including interest) and $6,520,866
Federal National Mortgage Association,
2.218% - 6.308% due 05/01/2035 -
05/01/2046 (valued at $7,010,708,
including interest)	$11,700,000	$11,700,000
		27,100,000
TOTAL SHORT-TERM INVESTMENTS (Cost $27,100,000)		$27,100,000
Total Investments (Investment Quality Bond Trust)
(Cost $382,715,673) - 126.4%		$387,128,431
Other assets and liabilities, net - (26.4%)		(80,764,424)
TOTAL NET ASSETS - 100.0%		$306,364,007

Money Market Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 100.3%
U.S. Government - 18.5%
U.S. Treasury Bill
0.400%, 07/28/2016 to 08/18/2016 *	$186,970,000	$186,884,741
0.405%, 07/28/2016 *	55,000,000	54,983,294
0.430%, 08/18/2016*	60,000,000	59,965,600
0.435%, 07/28/2016*	60,000,000	59,980,425
0.481%, 07/14/2016 *	70,000,000	69,987,841
U.S. Government Agency - 81.8%
Federal Agricultural Mortgage Corp.
0.350%, 08/03/2016 to 09/15/2016 *	74,000,000	73,949,085
0.360%, 07/29/2016 to 09/06/2016 *	75,000,000	74,956,490
0.370%, 07/05/2016*	26,000,000	25,998,931
0.380%, 07/05/2016 *	45,000,000	44,998,100
0.486%, 05/09/2017 (P)*	75,000,000	75,000,000
0.519%, 07/03/2017 (P)*	75,000,000	75,000,000
0.570%, 04/03/2017 (P)*	60,000,000	60,000,000
0.575%, 03/07/2017 (P)*	60,000,000	60,000,000
Federal Farm Credit Bank
0.310%, 07/11/2016 to 07/25/2016 *	46,085,000	46,077,415
0.320%, 08/05/2016 *	25,000,000	24,992,222
0.330%, 08/12/2016 *	25,000,000	24,990,375
0.360%, 10/03/2016 *	10,000,000	9,990,600
0.420%, 11/04/2016 *	360,000	359,471
0.430%, 11/03/2016 *	29,300,000	29,256,253
0.480%, 05/30/2017 (P)*	3,000,000	2,998,060
0.497%, 05/24/2017 (P)*	10,000,000	10,000,000
0.500%, 04/27/2017 (P)*	100,000,000	100,000,000
0.503%, 04/20/2017 (P)*	10,000,000	10,000,401
0.508%, 02/27/2017 (P)*	10,000,000	10,001,066
0.580%, 12/14/2016 (P)*	16,700,000	16,710,730
Federal Home Loan Bank
0.300%, 07/22/2016 *	3,100,000	3,099,458
0.325%, 07/07/2016 *	4,780,000	4,779,741

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Bank (continued)
0.330%, 07/07/2016 to 07/12/2016 *	$60,610,000	$60,603,916
0.335%, 07/07/2016 to 08/03/2016 *	26,777,000	26,770,110
0.340%, 07/06/2016 to 08/12/2016 *	34,542,000	34,533,584
0.341%, 07/06/2016 *	890,000	889,958
0.345%, 07/08/2016 to 07/22/2016 *	66,800,000	66,788,421
0.346%, 07/13/2016 *	710,000	709,918
0.347%, 07/13/2016 *	4,210,000	4,209,513
0.350%, 07/28/2016 *	1,550,000	1,549,593
0.355%, 07/20/2016 *	5,100,000	5,099,044
0.360%, 07/27/2016 *	51,450,000	51,436,623
0.365%, 08/17/2016 *	19,750,000	19,740,589
0.370%, 11/18/2016 *	1,250,000	1,248,201
0.375%, 08/01/2016 *	12,230,000	12,226,051
0.380%, 09/02/2016 to 09/23/2016 *	36,310,000	36,278,267
0.385%, 07/25/2016 to 11/18/2016 *	19,000,000	18,987,680
0.390%, 09/07/2016 to 10/05/2016 *	45,445,000	45,409,907
0.391%, 09/07/2016 to 09/09/2016 *	16,115,000	16,102,792
0.392%, 09/09/2016 *	6,930,000	6,924,718
0.395%, 09/09/2016 to 09/14/2016 *	51,790,000	51,749,603
0.396%, 09/09/2016 *	5,320,000	5,315,903
0.400%, 07/22/2016 to 10/19/2016 *	153,873,000	153,704,078
0.405%, 09/30/2016 *	31,236,000	31,204,022
0.410%, 10/17/2016 *	3,335,000	3,330,898
0.420%, 08/10/2016 to 11/18/2016 *	30,665,000	30,633,945
0.430%, 08/15/2016 to 11/16/2016 *	179,845,000	179,600,648
0.440%, 11/02/2016 to 11/09/2016 *	45,280,000	45,209,715
0.445%, 11/02/2016 *	8,400,000	8,387,125
0.450%, 11/14/2016 *	10,200,000	10,182,660
Federal Home Loan Mortgage Corp.
0.300%, 07/13/2016 *	6,478,000	6,477,352
0.330%, 08/02/2016 *	4,000,000	3,998,827
0.360%, 07/22/2016 *	5,000,000	4,998,950
0.370%, 10/04/2016 *	64,060,000	63,997,453
Federal National Mortgage Association
0.310%, 07/20/2016 *	3,500,000	3,499,427
0.375%, 07/05/2016 *	2,032,000	2,032,009
0.390%, 11/23/2016 *	630,000	629,010
0.400%, 10/26/2016*	68,184,000	68,095,361
0.410%, 10/26/2016 *	50,000,000	49,933,375
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $2,347,449,545)		$2,347,449,545
Total Investments (Money Market Trust)
(Cost $2,347,449,545) - 100.3%		$2,347,449,545
Other assets and liabilities, net - (0.3%)		(5,869,139)
TOTAL NET ASSETS - 100.0%		$2,341,580,406

New Income Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 44.3%
U.S. Government - 12.4%
Treasury Inflation Protected Securities
0.625%, 01/15/2026	$13,445,547	$14,161,764
U.S. Treasury Bonds
2.500%, 02/15/2045	4,985,000	5,194,913

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
3.000%, 11/15/2044 (D)	$12,750,000	$14,671,961
3.000%, 05/15/2045 to 11/15/2045	16,495,000	18,981,303
3.125%, 02/15/2043	26,395,000	31,139,924
3.375%, 05/15/2044	8,055,000	9,935,657
5.375%, 02/15/2031	7,760,000	11,511,479
U.S. Treasury Notes
0.875%, 05/15/2019	2,825,000	2,838,794
1.250%, 10/31/2018	18,715,000	18,975,251
1.500%, 05/31/2019 (D)	31,530,000	32,245,573
1.625%, 05/15/2026	9,215,000	9,333,063
2.000%, 08/31/2021	2,710,000	2,838,936
U.S. Treasury Strips, PO
1.596%, 05/15/2021	220,000	208,930
		172,037,548
U.S. Government Agency - 31.9%
Federal Home Loan Mortgage Corp.
2.341%, 09/01/2035 (P)	16,726	17,500
2.475%, 07/01/2035 (P)	13,131	13,818
2.479%, 07/01/2035 (P)	19,834	20,978
2.500%, 05/01/2028	3,213,176	3,330,877
2.535%, 09/01/2032 (P)	704	739
2.540%, 06/01/2037 (P)	175,210	183,994
2.567%, 10/01/2036 (P)	101,349	106,905
2.579%, 01/01/2036 (P)	54,558	57,728
2.598%, 01/01/2036 to 03/01/2036 (P)	49,388	52,004
2.664%, 01/01/2037 (P)	23,381	24,656
2.667%, 06/01/2038 (P)	26,218	27,527
2.676%, 02/01/2037 (P)	70,555	74,507
2.682%, 02/01/2035 (P)	46,526	48,904
2.750%, 04/01/2037 (P)	67,729	71,046
2.775%, 11/01/2035 (P)	15,864	16,753
2.848%, 05/01/2037 (P)	20,527	21,659
2.855%, 02/01/2037 (P)	68,490	72,624
3.000%, 01/01/2043 to 06/01/2043	16,257,740	16,907,213
3.055%, 02/01/2037 (P)	27,729	29,535
3.172%, 02/01/2038 (P)	66,528	70,862
3.500%, 03/01/2043 to 05/01/2046	11,602,305	12,269,712
4.000%, 05/01/2026 to 02/01/2041	10,855,463	11,704,722
4.500%, 11/01/2018 to 10/01/2039	6,884,058	7,553,948
5.000%, 10/01/2018 to 08/01/2040	2,963,858	3,292,584
5.500%, 03/01/2018 to 12/01/2039	215,007	239,882
5.832%, 12/01/2036 (P)	14,678	15,484
5.998%, 10/01/2036 (P)	18,434	19,120
6.000%, 04/01/2017 to 08/01/2038	577,710	659,527
6.020%, 10/01/2036 (P)	26,630	27,934
6.080%, 11/01/2036 (P)	15,757	16,611
6.421%, 08/01/2036 (P)	12,903	13,478
6.500%, 05/01/2017 to 03/01/2037	167,501	194,912
7.000%, 02/01/2024 to 06/01/2032	5,520	6,546
7.500%, 05/01/2024 to 06/01/2024	640	733
Federal National Mortgage Association
2.115%, 07/01/2027 (P)	199	202
2.233%, 10/01/2033 (P)	21,347	21,940
2.236%, 12/01/2035 (P)	6,214	6,448
2.274%, 07/01/2035 (P)	17,452	18,238
2.394%, 09/01/2035 (P)	74,352	78,038
2.416%, 12/01/2035 (P)	5,047	5,280
2.453%, 08/01/2036 (P)	67,059	70,638
2.499%, 07/01/2036 to 08/01/2037 (P)	169,808	178,213
2.500%, TBA (C)	4,450,000	4,603,968
2.500%, 10/01/2027 to 03/01/2043	19,724,084	20,411,809

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
2.572%, 05/01/2038 (P)		$119,209	$125,956
2.602%, 08/01/2038 (P)		14,259	15,129
2.645%, 12/01/2035 (P)		2,455	2,587
2.767%, 12/01/2035 (P)		9,213	9,736
2.912%, 05/01/2038 (P)		54,611	57,738
2.931%, 05/01/2038 (P)		25,691	27,213
2.955%, 04/01/2038 (P)		26,962	28,553
3.000%, TBA (C)		22,560,000	23,496,117
3.000%, 01/01/2027 to 04/01/2045		35,274,738	36,849,104
3.500%, 06/01/2042 to 05/01/2046		64,996,594	68,851,564
4.000%, TBA (C)		12,295,000	13,182,223
4.000%, 11/01/2025 to 12/01/2045		27,502,998	29,648,481
4.500%, 05/01/2019 to 09/01/2042		16,965,797	18,610,598
5.000%, 05/01/2018 to 07/01/2045		18,420,468	20,611,370
5.500%, 11/01/2016 to 09/01/2041		8,178,698	9,266,883
5.687%, 01/01/2019 (P)		81	84
5.894%, 09/01/2036 (P)		4,408	4,606
6.000%, 09/01/2017 to 09/01/2038		6,978,518	8,032,405
6.500%, 06/01/2017 to 06/01/2039		484,665	564,819
7.000%, 12/01/2029 to 04/01/2037		15,495	18,306
Government National
Mortgage Association
2.500%, 11/20/2042 to 04/20/2046		14,275,701	14,609,419
3.000%, 10/15/2042 to 07/20/2046		42,649,888	44,585,737
3.500%, 09/15/2041 to 09/20/2043		30,444,756	32,432,713
4.000%, 09/20/2040 to 12/20/2045		19,739,903	21,230,672
4.500%, 01/15/2019 to 09/20/2040		7,295,144	8,003,009
5.000%, 01/15/2019 to 03/20/2041		3,405,969	3,806,687
5.500%, 02/15/2029 to 06/20/2044		4,309,519	4,929,415
6.000%, 08/15/2016 to 04/20/2039		2,054,271	2,368,086
6.500%, 08/15/2016 to 09/15/2038		1,579,180	1,837,358
7.000%, 04/15/2017 to 10/20/2036		656,942	783,250
9.250%, 02/15/2017 to 12/15/2019		1,171	1,292
9.750%, 07/15/2017 to 02/15/2021		1,562	1,781
10.250%, 11/15/2020		948	1,088
			446,553,775
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $595,391,143)			$618,591,323

FOREIGN GOVERNMENT
OBLIGATIONS - 1.2%
Bermuda - 0.3%
Government of Bermuda
4.138%, 01/03/2023 (S)		2,075,000	2,142,438
5.603%, 07/20/2020 (S)		2,190,000	2,409,000
			4,551,438
Mexico - 0.8%
Government of Mexico
4.000%, 10/02/2023		2,352,000	2,531,340
4.125%, 01/21/2026		1,590,000	1,723,163
4.500%, 12/04/2025	MXN	22,689,717	1,414,732
6.500%, 06/10/2021		21,350,000	1,220,354
7.750%, 11/13/2042		36,295,000	2,309,168
8.500%, 11/18/2038		16,590,000	1,128,791
			10,327,548

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Morocco - 0.1%
Kingdom of Morocco
4.250%, 12/11/2022 (S)	$1,695,000	$1,775,367
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $17,944,665)		$16,654,353

CORPORATE BONDS - 27.4%
Consumer discretionary - 5.0%
21st Century Fox America, Inc.
4.750%, 09/15/2044	3,790,000	4,201,750
Altice Luxembourg SA
7.625%, 02/15/2025 (S)	2,175,000	2,123,344
Amazon.com, Inc.
4.950%, 12/05/2044	5,310,000	6,444,949
Charter Communications Operating LLC
6.384%, 10/23/2035 (S)	375,000	444,289
6.484%, 10/23/2045 (S)	2,690,000	3,213,872
Delphi Corp.
4.150%, 03/15/2024	1,770,000	1,882,374
5.000%, 02/15/2023	1,885,000	1,998,100
DISH DBS Corp.
7.750%, 07/01/2026 (S)	350,000	361,375
Dollar Tree, Inc.
5.750%, 03/01/2023 (S)	775,000	823,438
Expedia, Inc.
5.000%, 02/15/2026 (S)	3,520,000	3,651,000
General Motors Company
4.000%, 04/01/2025	3,015,000	3,040,350
GLP Capital LP
4.375%, 04/15/2021	50,000	51,500
5.375%, 04/15/2026	200,000	207,000
INVISTA Finance LLC
4.250%, 10/15/2019 (S)	1,115,000	1,087,125
JD.com, Inc.
3.875%, 04/29/2026	3,035,000	2,887,180
KFC Holding Company/Pizza Hut
Holdings LLC/Taco Bell of
America LLC
5.000%, 06/01/2024 (S)	200,000	205,000
KFC Holding Company/Pizza Hut
Holdings LLC/Taco Bell of
America LLC
5.250%, 06/01/2026 (S)	250,000	256,250
MDC Partners, Inc.
6.500%, 05/01/2024 (S)	525,000	521,063
Neptune Finco Corp.
10.125%, 01/15/2023 (S)	600,000	672,000
New Red Finance, Inc.
4.625%, 01/15/2022 (S)	850,000	862,750
Newell Brands, Inc.
3.900%, 11/01/2025	715,000	749,299
5.500%, 04/01/2046	1,315,000	1,565,540
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	3,970,000	4,428,261
Omnicom Group, Inc.
3.650%, 11/01/2024	2,815,000	2,969,048
QVC, Inc.
4.375%, 03/15/2023	2,300,000	2,314,557
4.850%, 04/01/2024	2,960,000	3,065,314
5.125%, 07/02/2022	975,000	1,051,246
Sabre GLBL, Inc.
5.375%, 04/15/2023 (S)	400,000	409,000

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (S)	$4,271,000	$4,495,228
The Interpublic Group of Companies, Inc.
3.750%, 02/15/2023	1,615,000	1,681,945
4.000%, 03/15/2022	2,365,000	2,517,576
The Priceline Group, Inc.
3.600%, 06/01/2026	1,500,000	1,544,331
3.650%, 03/15/2025	2,135,000	2,262,729
Thomson Reuters Corp.
3.350%, 05/15/2026	410,000	419,317
Time Warner Cable, Inc.
6.550%, 05/01/2037	985,000	1,149,278
6.750%, 06/15/2039	1,740,000	2,045,407
7.300%, 07/01/2038	980,000	1,227,831
Townsquare Media, Inc.
6.500%, 04/01/2023 (S)	275,000	271,906
Virgin Media Secured Finance PLC
5.500%, 08/15/2026 (S)	200,000	194,500
		69,297,022
Consumer staples - 0.9%
CVS Health Corp.
3.500%, 07/20/2022	1,485,000	1,599,088
Imperial Tobacco Finance PLC
4.250%, 07/21/2025 (S)	3,465,000	3,752,723
Mead Johnson Nutrition Company
4.125%, 11/15/2025	540,000	589,293
New Albertsons, Inc.
7.450%, 08/01/2029	150,000	145,500
Reynolds American, Inc.
4.000%, 06/12/2022	1,125,000	1,222,792
4.450%, 06/12/2025	1,830,000	2,044,685
5.850%, 08/15/2045	1,005,000	1,284,971
Rite Aid Corp.
6.125%, 04/01/2023 (S)	425,000	454,708
Safeway, Inc.
7.250%, 02/01/2031	125,000	120,500
TreeHouse Foods, Inc.
6.000%, 02/15/2024 (S)	150,000	160,020
Tyson Foods, Inc.
3.950%, 08/15/2024	1,360,000	1,470,467
		12,844,747
Energy - 3.0%
APT Pipelines, Ltd.
3.875%, 10/11/2022 (S)	1,125,000	1,163,995
Cheniere Corpus Christi Holdings LLC
7.000%, 06/30/2024 (S)	475,000	487,768
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023	225,000	225,875
Energy Transfer Partners LP
4.150%, 10/01/2020	2,100,000	2,131,586
Enterprise Products Operating LLC
2.850%, 04/15/2021	405,000	418,491
3.950%, 02/15/2027	705,000	748,147
5.950%, 02/01/2041	2,755,000	3,229,965
Hess Corp.
7.300%, 08/15/2031	70,000	80,433
7.875%, 10/01/2029	45,000	53,625
Kinder Morgan Energy Partners LP
4.300%, 05/01/2024	1,260,000	1,271,341
5.950%, 02/15/2018	460,000	485,541
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	910,000	957,501

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Kinder Morgan, Inc.
4.300%, 06/01/2025	$2,145,000	$2,197,312
Origin Energy Finance, Ltd.
3.500%, 10/09/2018 (S)	3,475,000	3,496,260
Parsley Energy LLC
6.250%, 06/01/2024 (S)	100,000	101,750
Pertamina Persero PT
4.300%, 05/20/2023	705,000	716,722
6.450%, 05/30/2044 (S)	1,055,000	1,116,857
Petroleos Mexicanos
5.500%, 06/27/2044	3,855,000	3,483,185
6.375%, 02/04/2021 (S)	250,000	271,825
Plains All American Pipeline LP
6.500%, 05/01/2018	1,715,000	1,823,918
Schlumberger Holdings Corp.
3.000%, 12/21/2020 (S)	1,595,000	1,663,679
4.000%, 12/21/2025 (S)	3,020,000	3,251,827
Shell International Finance BV
2.125%, 05/11/2020	2,490,000	2,541,585
3.250%, 05/11/2025	5,110,000	5,363,456
TransCanada PipeLines, Ltd.
4.875%, 01/15/2026	2,430,000	2,776,389
Western Gas Partners LP
4.000%, 07/01/2022	2,535,000	2,470,347
		42,529,380
Financials - 7.7%
ABN AMRO Bank NV
4.750%, 07/28/2025 (S)	1,300,000	1,349,504
AvalonBay Communities, Inc.
3.500%, 11/15/2025	650,000	684,488
Bank of America Corp.
3.300%, 01/11/2023	5,580,000	5,744,772
4.200%, 08/26/2024	1,250,000	1,292,713
Barclays Bank PLC
5.140%, 10/14/2020	3,495,000	3,704,141
Barclays PLC
5.200%, 05/12/2026	1,855,000	1,874,223
BBVA Bancomer SA
4.375%, 04/10/2024 (S)	2,975,000	3,110,363
Boston Properties LP
3.650%, 02/01/2026	1,090,000	1,162,217
BPCE SA
4.875%, 04/01/2026 (S)	2,100,000	2,155,568
5.700%, 10/22/2023 (S)	4,523,000	4,851,198
Brixmor Operating Partnership LP
4.125%, 06/15/2026	2,755,000	2,828,765
CNA Financial Corp.
3.950%, 05/15/2024	1,100,000	1,162,409
5.875%, 08/15/2020	2,665,000	3,004,103
CNO Financial Group, Inc.
4.500%, 05/30/2020	125,000	129,375
5.250%, 05/30/2025	850,000	875,500
Crown Castle International Corp.
3.400%, 02/15/2021	880,000	918,756
4.450%, 02/15/2026	1,345,000	1,460,895
Crown Castle Towers LLC
3.222%, 05/15/2042 (S)	205,000	213,072
3.663%, 05/15/2025 (S)	2,200,000	2,274,954
6.113%, 01/15/2040 (S)	3,988,000	4,436,182
DDR Corp.
4.250%, 02/01/2026	3,530,000	3,702,575
Discover Bank
2.000%, 02/21/2018	885,000	887,863

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Discover Bank (continued)
2.600%, 11/13/2018	$1,000,000	$1,015,043
3.100%, 06/04/2020	2,285,000	2,337,329
Discover Financial Services
3.750%, 03/04/2025	1,385,000	1,395,930
HSBC Holdings PLC
2.950%, 05/25/2021	1,735,000	1,753,165
HSBC Holdings PLC (6.375% to
03/30/2025, then 5 Year
U.S. ISDAFIX + 4.368%)
03/30/2025 (Q)	2,425,000	2,309,813
ING Bank NV
2.450%, 03/16/2020 (S)	1,475,000	1,504,869
5.800%, 09/25/2023 (S)	3,395,000	3,731,747
ING Bank NV (4.125% to 11/21/2018,
then 5 Year U.S. ISDAFIX + 2.700%)
11/21/2023	200,000	202,756
Intesa Sanpaolo SpA
6.500%, 02/24/2021 (S)	465,000	529,180
Liberty Mutual Group, Inc.
4.850%, 08/01/2044 (S)	3,530,000	3,616,132
Morgan Stanley
3.750%, 02/25/2023	8,280,000	8,771,178
MPT Operating Partnership LP
6.375%, 03/01/2024	425,000	452,625
MSCI, Inc.
5.750%, 08/15/2025 (S)	575,000	596,563
Principal Financial Group, Inc. (4.700% to
05/15/2020, then 3 month
LIBOR + 3.044%)
05/15/2055	2,290,000	2,235,613
Provident Companies, Inc.
7.000%, 07/15/2018	2,360,000	2,577,856
Quicken Loans, Inc.
5.750%, 05/01/2025 (S)	875,000	844,375
Reinsurance Group of America, Inc.
4.700%, 09/15/2023	3,360,000	3,655,179
6.450%, 11/15/2019	705,000	805,034
Royal Bank of Scotland Group PLC
4.800%, 04/05/2026	3,410,000	3,468,209
Santander UK Group Holdings PLC
2.875%, 10/16/2020	605,000	600,326
Simon Property Group LP
3.300%, 01/15/2026	1,975,000	2,110,837
The Goldman Sachs Group, Inc.
3.625%, 01/22/2023	3,160,000	3,315,892
4.250%, 10/21/2025	1,910,000	1,976,516
5.750%, 01/24/2022	1,900,000	2,207,392
6.750%, 10/01/2037	1,985,000	2,449,847
The Howard Hughes Corp.
6.875%, 10/01/2021 (S)	275,000	277,063
Trinity Acquisition PLC
3.500%, 09/15/2021	505,000	523,537
UBS Group AG
4.125%, 09/24/2025 (S)	1,320,000	1,370,860
Unum Group
5.625%, 09/15/2020	1,040,000	1,167,743
VEREIT Operating Partnership LP
4.875%, 06/01/2026	175,000	179,375
WEA Finance LLC
3.750%, 09/17/2024 (S)	2,010,000	2,096,360
		107,901,980

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care - 3.3%
AbbVie, Inc.
3.200%, 11/06/2022	$1,060,000	$1,096,215
4.450%, 05/14/2046	2,250,000	2,283,192
Actavis Funding SCS
3.800%, 03/15/2025	2,240,000	2,330,720
Aetna, Inc.
2.400%, 06/15/2021	1,080,000	1,103,698
3.200%, 06/15/2026	1,760,000	1,812,650
Agilent Technologies, Inc.
3.200%, 10/01/2022	425,000	437,670
3.875%, 07/15/2023	430,000	455,356
Anthem, Inc.
3.500%, 08/15/2024	3,250,000	3,366,266
4.650%, 01/15/2043	980,000	1,023,425
Biogen, Inc.
2.900%, 09/15/2020	590,000	614,931
4.050%, 09/15/2025	2,425,000	2,611,645
Celgene Corp.
3.625%, 05/15/2024	3,880,000	4,042,545
3.875%, 08/15/2025	4,020,000	4,290,039
Centene Corp.
5.625%, 02/15/2021 (S)	125,000	130,313
6.125%, 02/15/2024 (S)	100,000	106,313
Endo Finance LLC
6.000%, 02/01/2025 (S)	325,000	281,938
Express Scripts Holding Company
3.300%, 02/25/2021	245,000	256,937
4.500%, 02/25/2026	2,145,000	2,357,750
4.800%, 07/15/2046	1,025,000	1,023,548
HCA, Inc.
5.250%, 06/15/2026	575,000	596,563
Humana, Inc.
3.150%, 12/01/2022	950,000	975,567
3.850%, 10/01/2024	1,995,000	2,131,604
4.950%, 10/01/2044	1,750,000	1,919,813
Kaiser Foundation Hospitals
3.500%, 04/01/2022	2,455,000	2,640,807
Medtronic, Inc.
4.625%, 03/15/2045	1,395,000	1,641,551
Molina Healthcare, Inc.
5.375%, 11/15/2022 (S)	325,000	324,188
Novant Health, Inc.
5.850%, 11/01/2019	1,445,000	1,633,060
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	1,165,000	1,396,186
Thermo Fisher Scientific, Inc.
4.150%, 02/01/2024	2,165,000	2,363,825
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/2020 (S)	250,000	215,000
		45,463,315
Industrials - 2.4%
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 01/15/2027	3,234,780	3,412,693
American Airlines 2014-1 Class B Pass
Through Trust
4.375%, 04/01/2024	263,697	266,334
American Airlines 2015-1 Class B Pass
Through Trust
3.700%, 11/01/2024	526,792	516,256

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2016-1 Class AA Pass
Through Trust
3.575%, 07/15/2029	$460,000	$486,321
Brambles USA, Inc.
4.125%, 10/23/2025 (S)	755,000	810,218
CCCI Treasure, Ltd. (3.500% to
04/21/2020, then 5 Year
CMT + 7.192%)
04/21/2020 (Q)	710,000	722,096
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 01/08/2018	1,087,072	1,087,072
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 07/12/2022	771,720	821,689
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 10/11/2025	980,195	1,036,557
CRCC Yupeng, Ltd. (3.950% to
08/01/2019, then 5 Year
CMT + 7.251%)
08/01/2019 (Q)	465,000	479,283
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 11/23/2020	541,162	572,279
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 10/15/2020	357,001	380,206
ERAC USA Finance LLC
3.800%, 11/01/2025 (S)	1,410,000	1,509,170
GATX Corp.
2.600%, 03/30/2020	880,000	874,694
H&E Equipment Services, Inc.
7.000%, 09/01/2022	275,000	284,625
Heathrow Funding, Ltd.
4.875%, 07/15/2023 (S)	2,585,000	2,840,566
HPHT Finance 15, Ltd.
2.250%, 03/17/2018 (S)	1,217,000	1,226,345
Lockheed Martin Corp.
3.550%, 01/15/2026	1,960,000	2,138,327
3.600%, 03/01/2035	660,000	669,456
3.800%, 03/01/2045	1,635,000	1,668,912
Mobile Mini, Inc.
5.875%, 07/01/2024 (S)	225,000	229,500
Reliance Intermediate Holdings LP
6.500%, 04/01/2023 (S)	550,000	572,000
Roper Technologies, Inc.
3.000%, 12/15/2020	1,475,000	1,525,104
Transurban Finance Company
Property, Ltd.
4.125%, 02/02/2026 (S)	410,000	435,775
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 03/03/2024	4,093,825	4,104,059
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 12/03/2026	2,325,089	2,476,475
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 05/15/2027	2,557,977	2,698,666
		33,844,678

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology - 1.6%
Alibaba Group Holding, Ltd.
3.125%, 11/28/2021	$2,605,000	$2,664,016
Arrow Electronics, Inc.
3.500%, 04/01/2022	1,035,000	1,060,731
Avnet, Inc.
4.625%, 04/15/2026	840,000	872,913
4.875%, 12/01/2022	1,535,000	1,667,586
First Data Corp.
7.000%, 12/01/2023 (S)	575,000	583,625
Harris Corp.
3.832%, 04/27/2025	555,000	588,727
Keysight Technologies, Inc.
4.550%, 10/30/2024	3,085,000	3,144,871
Oracle Corp.
2.650%, 07/15/2026	2,810,000	2,813,698
Tencent Holdings, Ltd.
2.875%, 02/11/2020 (S)	1,595,000	1,636,449
3.800%, 02/11/2025	3,650,000	3,845,698
Visa, Inc.
4.300%, 12/14/2045	2,475,000	2,856,219
Western Digital Corp.
7.375%, 04/01/2023 (S)	650,000	692,250
10.500%, 04/01/2024 (S)	275,000	294,250
		22,721,033
Materials - 0.7%
Alcoa, Inc.
6.150%, 08/15/2020	2,457,000	2,659,703
Ardagh Packaging Finance PLC
4.625%, 05/15/2023 (S)	275,000	271,563
BlueScope Steel Finance, Ltd.
6.500%, 05/15/2021 (S)	450,000	465,930
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/2019 (S)	2,095,000	2,340,111
LYB International Finance BV
4.000%, 07/15/2023	2,420,000	2,592,060
Martin Marietta Materials, Inc.
4.250%, 07/02/2024	980,000	1,044,267
		9,373,634
Telecommunication services - 2.1%
AT&T, Inc.
4.800%, 06/15/2044	2,360,000	2,431,515
GTP Acquisition Partners I LLC
2.350%, 06/15/2020 (S)	2,870,000	2,863,858
Rogers Communications, Inc.
3.625%, 12/15/2025	680,000	726,849
SBA Tower Trust
2.898%, 10/15/2044 (S)	1,650,000	1,672,928
3.598%, 04/15/2043 (S)	3,575,000	3,599,200
3.869%, 10/15/2049 (S)	2,895,000	2,963,406
T-Mobile USA, Inc.
6.731%, 04/28/2022	550,000	578,353
Telefonica Emisiones SAU
4.570%, 04/27/2023	150,000	166,057
Verizon Communications, Inc.
4.272%, 01/15/2036	5,495,000	5,617,247
6.400%, 09/15/2033	6,750,000	8,634,985
		29,254,398
Utilities - 0.7%
Exelon Corp.
2.850%, 06/15/2020	830,000	856,276

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Exelon Generation Company LLC
2.950%, 01/15/2020	$2,300,000	$2,366,111
FirstEnergy Transmission LLC
4.350%, 01/15/2025 (S)	3,065,000	3,241,844
NRG Energy, Inc.
6.625%, 03/15/2023	425,000	418,625
Sempra Energy
2.850%, 11/15/2020	1,005,000	1,041,893
Suburban Propane Partners LP
7.375%, 08/01/2021	55,000	57,234
The Southern Company
2.950%, 07/01/2023	2,025,000	2,099,415
		10,081,398
TOTAL CORPORATE BONDS (Cost $363,478,733)		$383,311,585

MUNICIPAL BONDS - 1.7%
Chicago O’Hare International Airport
(Illinois) 6.395%, 01/01/2040	1,925,000	2,736,696
Denver City & County School District
No. 1 (Colorado) 4.242%, 12/15/2037	1,575,000	1,748,707
District of Columbia 5.591%, 12/01/2034	375,000	491,426
Florida Hurricane Catastrophe Fund
Finance Corp., Series A
2.995%, 07/01/2020	1,760,000	1,840,203
Florida State Board of Administration
Finance Corp. 2.163%, 07/01/2019	1,180,000	1,211,305
JobsOhio Beverage System
4.532%, 01/01/2035	1,400,000	1,637,300
Los Angeles Department of Airports
(California) 7.053%, 05/15/2040	1,230,000	1,865,972
Maryland State Transportation Authority
5.888%, 07/01/2043	1,070,000	1,451,166
Metropolitan Water Reclamation District
of Greater Chicago (Illinois)
5.720%, 12/01/2038	1,360,000	1,689,433
New York City Municipal Water Finance
Authority 5.952%, 06/15/2042	840,000	1,201,040
North Carolina Eastern Municipal
Power Agency
1.561%, 07/01/2017	625,000	628,738
2.003%, 07/01/2018	60,000	60,676
Port Authority of New York & New Jersey
(New York) 4.458%, 10/01/2062	3,050,000	3,489,414
South Carolina State Public Service
Authority 4.322%, 12/01/2027	1,705,000	1,905,798
State of Oregon 5.892%, 06/01/2027	60,000	79,472
University of California
4.131%, 05/15/2045	495,000	535,684
Virginia Commonwealth Transportation
Board 5.350%, 05/15/2035	515,000	641,422
TOTAL MUNICIPAL BONDS (Cost $19,422,498)		$23,214,452

TERM LOANS (M) - 1.5%
Consumer discretionary - 0.2%
JC Penney Company, Inc.
TBD 06/23/2023 (T)	500,000	495,000
Univision Communications, Inc.
4.000%, 03/01/2020	2,135,450	2,119,816
		2,614,816
Financials - 0.3%
Asurion LLC
5.000%, 05/24/2019	1,993,136	1,983,669

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Financials (continued)
Asurion LLC (continued)
5.000%, 08/04/2022	$2,055,375	$2,023,687
		4,007,356
Health care - 0.1%
MPH Acquisition Holdings LLC
5.000%, 06/07/2023	575,000	576,294
Valeant Pharmaceuticals International, Inc.
5.000%, 04/01/2022	1,409,517	1,367,820
		1,944,114
Industrials - 0.1%
Nord Anglia Education Finance LLC
5.000%, 03/31/2021	723,155	716,828
Information technology - 0.7%
Avago Technologies, Ltd.
4.250%, 02/01/2023	2,119,688	2,117,922
First Data Corp.
4.452%, 03/24/2021	3,526,102	3,511,116
Kronos, Inc.
4.500%, 10/30/2019	2,130,818	2,123,271
Match Group, Inc.
5.500%, 11/16/2022	365,625	368,367
Western Digital Corp.
6.250%, 04/29/2023	2,125,000	2,129,650
		10,250,326
Telecommunication services - 0.1%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	2,123,377	1,920,594
TOTAL TERM LOANS (Cost $21,747,477)		$21,454,034

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.9%
Commercial and residential - 10.1%
225 Liberty Street Trust,
Series 2016-225L, Class A
3.597%, 02/10/2036 (S)	705,000	764,783
Alternative Loan Trust, Series 2005-61,
Class 2A2 0.826%, 12/25/2035 (P)	236,572	183,775
Banc of America Commercial
Mortgage Trust, Series 2006-3,
Class AM 5.946%, 07/10/2044 (P)	2,210,000	2,192,498
Banc of America Funding Corp.,
Series 2005-A, Class 5A1
0.739%, 02/20/2035 (P)	158,976	149,690
Banc of America Mortgage Securities
Series 2005-B, Class 2A1,
3.051%, 03/25/2035 (P)	915,604	843,059
Series 2004-A, Class 2A2,
2.945%, 02/25/2034 (P)	26,377	24,999
Series 2004-D, Class 2A2,
3.260%, 05/25/2034 (P)	11,223	11,087
Series 2004-H, Class 2A2,
2.858%, 09/25/2034 (P)	38,422	37,374
Series 2004-I, Class 3A2,
2.850%, 10/25/2034 (P)	6,134	6,053
Series 2005-J, Class 3A1,
3.073%, 11/25/2035 (P)	636,842	603,657
Bear Stearns ALT-A Trust, Series 2005-8,
Class 12A1 0.986%, 10/25/2035 (P)	1,925,795	1,748,951
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A4,
3.192%, 04/10/2048	2,820,000	2,976,765

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Citigroup Commercial
Mortgage Trust (continued)
Series 2015-GC33, Class A4,
3.778%, 09/10/2058	$875,000	$963,890
Series 2015-GC35, Class A4,
3.818%, 11/10/2048	1,715,000	1,893,208
Series 2015-P1, Class A5,
3.717%, 09/15/2048	970,000	1,066,176
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2014-CR21, Class A3,
3.528%, 12/10/2047	7,265,000	7,849,803
Series 2014-UBS6, Class A5,
3.644%, 12/10/2047	3,275,000	3,541,981
Series 2015-CR26, Class A4,
3.630%, 08/10/2025	1,150,000	1,245,213
Series 2015-CR26, Class AM,
4.085%, 10/10/2048 (P)	1,340,000	1,474,469
Series 2015-LC21, Class B,
4.312%, 10/07/2048 (P)	1,630,000	1,707,610
Series 2016-CR28, Class AHR,
3.651%, 02/10/2049	1,010,000	1,073,787
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2014-LC15, Class A4,
4.006%, 04/10/2047	3,520,000	3,913,384
Series 2014-TWC, Class A,
1.286%, 02/13/2032 (P)(S)	2,135,000	2,121,422
Commercial Mortgage Trust (Deutsche
Bank AG/Jefferies & Company)
Series 2015-PC1, Class A2,
3.148%, 07/10/2050	640,000	672,383
Series 2015-PC1, Class AM,
4.290%, 07/10/2050	490,000	536,149
Series 2015-PC1, Class B,
4.443%, 07/10/2050 (P)	825,000	832,386
Series 2015-PC1, Class C,
4.443%, 07/10/2050 (P)	660,000	601,918
Commercial Mortgage Trust (Goldman
Sachs & Company/RBS
Greenwich Capital)
Series 2007-GG9, Class AM,
5.475%, 03/10/2039	2,700,000	2,745,209
Series 2007-GG9, Class AMFX,
5.475%, 03/10/2039	5,095,000	5,153,123
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM,
5.700%, 06/15/2039 (P)	835,000	844,032
Series 2015-GLPB, Class A,
3.639%, 11/15/2034 (S)	3,465,000	3,744,515
Series 2015-GLPB, Class B,
3.811%, 11/15/2034 (P)(S)	1,490,000	1,576,101
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4,
3.718%, 08/15/2048	1,015,000	1,109,526
Series 2016-C6, Class A5,
3.090%, 01/15/2049	695,000	718,417
Deutsche Alt-A Securities, Inc. Mortgage
Loan Trust, Series 2005-2, Class 1A1
0.846%, 04/25/2035 (P)	961,503	822,400

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
DSLA Mortgage Loan Trust
Series 2004-AR1, Class A1A,
1.279%, 09/19/2044 (P)	$1,156,525	$1,064,667
Series 2004-AR4, Class 2A1A,
0.799%, 01/19/2045 (P)	1,076,645	917,947
Eleven Madison Mortgage Trust,
Series 2015-11AD, Class A
3.555%, 09/10/2035 (P)(S)	585,000	635,976
Fosse Master Issuer PLC
Series 2011-1A, Class A5,
2.133%, 10/18/2054 (P)(S)	273,050	273,102
Series 2012-1A, Class 3A1,
2.133%, 10/18/2054 (P)(S)	2,575,561	2,590,633
FREMF Mortgage Trust
Series 2015-K43, Class B,
3.735%, 02/25/2048 (P)(S)	1,560,000	1,510,101
Series 2015-K45, Class B,
3.591%, 04/25/2048 (P)(S)	1,120,000	1,068,286
Series 2015-K46, Class B,
3.819%, 04/25/2048 (P)(S)	990,000	950,750
Series 2015-K718, Class B,
3.548%, 02/25/2022 (P)(S)	2,050,000	2,008,717
Series 2015-K720, Class B,
3.389%, 07/25/2022 (P)(S)	2,500,000	2,371,207
GMAC Mortgage Corp. Loan Trust,
Series 2005-AR3, Class 5A1
3.463%, 06/19/2035 (P)	225,577	222,644
GreenPoint Mortgage Funding Trust,
Series 2005-AR1, Class A1
0.926%, 06/25/2045 (P)	1,414,118	1,057,660
GS Mortgage Securities Trust
Series 2014-EB1A, Class 2A1,
2.492%, 07/25/2044 (P)(S)	698,820	705,896
Series 2015-GC34, Class AS,
3.911%, 10/10/2048	455,000	494,020
Series 2015-GC35, Class A4,
3.506%, 10/10/2048	1,450,000	1,565,554
Series 2016-GS2, Class A4,
3.050%, 05/10/2049	775,000	812,150
HarborView Mortgage Loan Trust
Series 2005-2, Class 2A1A,
0.656%, 05/19/2035 (P)	484,578	399,388
Series 2006-12, Class 2A2A,
0.629%, 01/19/2038 (P)	729,424	604,433
Holmes Master Issuer PLC,
Series 2012-3A, Class B1
2.828%, 10/15/2054 (P)(S)	2,950,000	2,989,471
HomeBanc Mortgage Trust
Series 2005-4, Class A1,
0.716%, 10/25/2035 (P)	1,242,023	1,137,692
Series 2005-4, Class A2,
0.776%, 10/25/2035 (P)	1,129,655	1,039,881
JPMBB Commercial
Mortgage Securities Trust
Series 2014-C24, Class A5,
3.639%, 11/15/2047	625,000	680,453
Series 2015-C28, Class A4,
3.227%, 10/15/2048	4,250,000	4,489,173
Series 2015-C30, Class A2,
3.087%, 07/15/2048	250,000	263,613
Series 2015-C30, Class A5,
3.822%, 07/15/2048	3,905,000	4,298,216

The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
JPMBB Commercial Mortgage
Securities Trust (continued)
Series 2015-C31, Class A3,
3.801%, 08/15/2048	$1,950,000	$2,145,361
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 12A3
0.636%, 06/25/2037 (P)	461,775	430,116
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-CB16, Class A4,
5.552%, 05/12/2045	1,210,499	1,209,332
Series 2007-CB19, Class AM,
5.699%, 02/12/2049 (P)	8,480,000	8,633,527
Series 2007-LD11, Class AM,
5.743%, 06/15/2049 (P)	925,000	925,138
Series 2016-ATRM, Class A,
2.962%, 10/05/2028 (S)	2,135,000	2,178,307
JPMorgan Mortgage Trust,
Series 2005-ALT1, Class 1A1
0.746%, 10/25/2035 (P)	1,735,948	1,307,543
LB-UBS Commercial Mortgage Trust
Series 2008-C1, Class A2,
6.085%, 04/15/2041 (P)	1,221,417	1,287,527
Series 2008-C1, Class AM,
6.085%, 04/15/2041 (P)	825,000	818,857
Merrill Lynch Mortgage Investors Trust,
Series 2005-A9, Class 2A1C
2.786%, 12/25/2035 (P)	1,495,000	1,436,029
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2015-C22, Class A4,
3.306%, 05/15/2046	730,000	776,746
Series 2015-C24, Class AS,
4.036%, 08/15/2047 (P)	270,000	294,183
Series 2015-C24, Class B,
4.354%, 08/15/2047 (P)	490,000	519,035
Series 2015-C24, Class C,
4.354%, 08/15/2047 (P)	325,000	304,431
Series 2015-C27, Class A4,
3.753%, 12/15/2047	1,285,000	1,411,872
Morgan Stanley Capital I Trust
Series 2007-IQ14, Class AM,
5.681%, 04/15/2049 (P)	1,095,000	1,093,255
Series 2007-IQ14, Class AMFX,
5.681%, 04/15/2049 (P)	3,895,000	3,816,407
Series 2015-MS1, Class AS,
4.029%, 05/15/2048 (P)	195,000	213,604
Series 2015-MS1, Class B,
4.029%, 05/15/2048 (P)	495,000	519,065
STARM Mortgage Loan Trust,
Series 2007-2, Class 5A1
5.382%, 04/25/2037 (P)	758,617	635,878
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.000%, 03/25/2054 (P)(S)	2,953,262	3,010,800
Series 2015-5, Class A1B,
2.750%, 05/25/2055 (P)(S)	1,454,704	1,472,763
Series 2016-1, Class A1B,
2.750%, 02/25/2055 (P)(S)	1,345,844	1,363,614
Series 2016-1, Class A3B,
3.000%, 02/25/2055 (P)(S)	1,593,481	1,615,227

New Income Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Towd Point Mortgage Trust (continued)
Series 2016-2, Class A1A,
2.750%, 08/25/2055 (P)(S)	$958,067	$971,034
Vendee Mortgage Trust, Series 1996-3,
Class 4 9.634%, 03/15/2025 (P)	828	882
WaMu Mortgage Pass
Through Certificates
Series 2005-AR12, Class 2A1,
2.628%, 09/25/2035 (P)	272,529	270,434
Series 2005-AR13, Class A1C3,
0.936%, 10/25/2045 (P)	768,388	647,110
Series 2005-AR19, Class A1C3,
0.946%, 12/25/2045 (P)	612,088	493,281
Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class A4,
3.637%, 06/15/2048	2,720,000	2,957,183
Series 2015-LC20, Class C,
4.056%, 04/15/2050 (P)	1,105,000	1,057,912
Series 2015-NSX2, Class C,
4.252%, 07/15/2058 (P)	300,000	286,781
Series 2015-NXS2, Class A2,
3.020%, 07/15/2058	1,070,000	1,120,965
Series 2015-NXS2, Class A5,
3.767%, 07/15/2058 (P)	1,775,000	1,946,817
Series 2015-NXS2, Class AS,
4.121%, 07/15/2058 (P)	370,000	406,718
Series 2015-NXS2, Class B,
4.252%, 07/15/2058 (P)	550,000	579,678
Series 2015-SG1, Class A4,
3.789%, 12/15/2047	1,675,000	1,843,016
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-2, Class 2A1,
1.146%, 03/25/2036 (P)	722,520	605,324
Series 2003-O, Class 5A1,
2.706%, 01/25/2034 (P)	37,412	38,052
WF-RBS Commercial Mortgage Trust,
Series 2013-C18, Class A3
3.651%, 12/15/2046	840,000	902,565
		141,447,792
U.S. Government Agency - 1.8%
Federal Home Loan Mortgage Corp.
Series 199, Class PO,
0.677%, 08/01/2028 (Z)	1,184	1,090
Series 2014-HQ2, Class M2,
2.646%, 09/25/2024 (P)	1,385,000	1,385,544
Series 2015-DN1, Class M2,
2.846%, 01/25/2025 (P)	1,905,000	1,920,433
Series 2015-DNA1, Class M2,
2.296%, 10/25/2027 (P)	2,395,000	2,392,723
Series 2015-DNA2, Class M2,
3.046%, 12/25/2027 (P)	2,265,000	2,308,388
Series 2015-DNA3, Class M2,
3.296%, 04/25/2028 (P)	1,450,000	1,490,650
Series 2015-HQ1, Class M2,
2.646%, 03/25/2025 (P)	1,525,000	1,531,265
Series 2015-HQ2, Class M2,
2.396%, 05/25/2025 (P)	1,480,000	1,468,081
Series 2015-HQA2, Class M2,
3.246%, 05/25/2028 (P)	1,135,000	1,162,186
Series 2016-DNA1, Class M2,
3.339%, 07/25/2028 (P)	850,000	876,502

The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2016-DNA3, Class M2,
2.670%, 12/25/2028 (P)	$625,000	$629,163
Series 4448, Class JA,
4.000%, 11/15/2036	135,000	145,464
Series K025, Class A1,
1.875%, 04/25/2022	2,353,776	2,391,651
Series K502, Class A2,
1.426%, 08/25/2017	1,269,643	1,273,644
Federal National Mortgage Association
Series 2016-C01, Class 2M1,
2.546%, 08/25/2028 (P)	3,478,692	3,493,604
Series 2016-C02, Class 1M1,
2.596%, 09/25/2028 (P)	1,409,826	1,426,535
Series 319, Class 2 IO,
6.500%, 02/25/2032	3,520	758
Government National
Mortgage Association
Series 2010-103, Class IN IO,
4.500%, 02/20/2039	724,260	24,940
Series 2010-92, Class PI IO,
4.500%, 11/20/2037	1,669,508	49,147
Series 2011-41 Class AI IO,
4.500%, 12/20/2039	3,719,098	235,178
Series 2011-88, Class EI IO,
4.500%, 11/20/2039	606,502	38,185
Series 2012-94, Class BI IO,
4.000%, 05/20/2037	1,957,368	246,999
Series 2013-24, Class OI IO,
4.000%, 02/20/2043	1,777,924	246,697
		24,738,827
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $164,308,589)		$166,186,619

ASSET BACKED SECURITIES - 9.4%
Ally Auto Receivables Trust
Series 2012-A, Class D,
3.150%, 10/15/2018 (S)	1,650,000	1,651,452
Series 2012-A, Class C,
2.400%, 11/15/2017 (S)	1,110,000	1,110,718
Ally Master Owner Trust, Series 2015-3,
Class A 1.630%, 05/15/2020	8,360,000	8,384,527
AmeriCredit
Automobile Receivables Trust
Series 2016-1, Class A3,
1.810%, 10/08/2020	460,000	463,893
Series 2012-4, Class C,
1.930%, 08/08/2018	970,045	970,690
Ascentium Equipment Receivables Trust,
Series 2015-1A, Class A3
1.610%, 10/13/2020 (S)	927,000	927,866
Avis Budget Rental Car
Funding AESOP LLC
Series 2014-1A, Class A,
2.460%, 07/20/2020 (S)	5,450,000	5,526,981
Series 2014-2A, Class A,
2.500%, 02/20/2021 (S)	865,000	877,465
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	8,620	8,609

New Income Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A
2.200%, 12/15/2022	$390,000	$401,197
Cabela’s Credit Card Master Note Trust,
Series 2012-1A, Class A1
1.630%, 02/18/2020 (S)	2,000,000	2,006,817
Capital Auto Receivables Asset Trust
Series 2014-1, Class C,
2.840%, 04/22/2019	655,000	664,028
Series 2014-2, Class C,
2.410%, 05/20/2019	835,000	842,381
Series 2015-4, Class A4,
2.010%, 07/20/2020	1,640,000	1,648,549
CarMax Auto Owner Trust, Series 2014-1,
Class D 2.430%, 08/17/2020	3,375,000	3,381,246
CCG Receivables Trust, Series 2016-1,
Class A2 1.950%, 09/14/2022 (S)	1,080,000	1,081,818
Chase Funding Trust
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	7,288	6,898
Series 2002-4, Class 2A1,
1.186%, 10/25/2032 (P)	4,038	3,755
Chase Issuance Trust
Series 2015, Class A2A,
1.590%, 02/18/2020	1,810,000	1,828,756
Series 2016-A2, Class A,
1.370%, 06/15/2021	1,375,000	1,382,115
CNH Equipment Trust, Series 2012-D,
Class B 1.270%, 05/15/2020	2,936,000	2,937,927
CNH Wholesale Master Note Trust,
Series 2013-2A, Class A
1.035%, 08/15/2019 (P)(S)	3,640,000	3,639,999
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
2.051%, 01/25/2034 (P)	1,123,825	1,051,817
DB Master Finance LLC, Series 2015-1A,
Class A2I 3.262%, 02/20/2045 (S)	1,767,625	1,784,064
Discover Card Execution Note Trust,
Series 2016-A3, Class A3
1.850%, 10/16/2023	820,000	828,176
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	1,109,435	1,141,831
Elara HGV Timeshare Issuer,
Series 2014-A, Class A
2.530%, 02/25/2027 (S)	848,432	847,437
Enterprise Fleet Financing LLC,
Series 2015-1, Class A2
1.300%, 09/20/2020 (S)	4,950,043	4,944,128
Ford Credit Auto Owner Trust
Series 2013-B, Class D,
1.820%, 11/15/2019	3,300,000	3,302,901
Series 2014-C, Class A4,
1.560%, 02/15/2020	790,000	795,048
Series 2016-2, Class A,
2.030%, 12/15/2027 (S)	3,575,000	3,593,780
GM Financial Automobile Leasing Trust,
Series 2016-2, Class B
2.970%, 03/20/2020	710,000	711,158
GMF Floorplan Owner Revolving Trust
Series 2016-1, Class B,
2.260%, 05/17/2021 (S)	510,000	511,440
Series 2016-1, Class C,
2.760%, 05/17/2021 (S)	197,000	197,795

The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
GreatAmerica Leasing Receivables,
Series 2014-1, Class A4
1.470%, 08/15/2020 (S)	$1,640,000	$1,638,149
GSAA Home Equity Trust
Series 2005-11, Class 2A1,
0.726%, 10/25/2035 (P)	803,221	733,347
Series 2007-7, Class 2A1,
0.480%, 07/25/2037 (P)	1,224,218	1,068,020
GSAA Trust, Series 2005-8, Class A3
0.876%, 06/25/2035 (P)	1,927,893	1,805,049
HOA Funding LLC, Series 2014-1A,
Class A2 4.846%, 08/20/2044 (S)	2,484,875	2,198,617
Honda Auto Receivables Owner Trust,
Series 2014-4, Class A4
1.460%, 10/15/2020	630,000	633,851
Hyundai Auto Lease Securitization Trust,
Series 2015-B, Class A4
1.660%, 07/15/2019 (S)	2,595,000	2,609,587
Kubota Credit Owner Trust,
Series 2014-1A, Class A4
1.670%, 07/15/2020 (S)	5,075,000	5,093,020
MMAF Equipment Finance LLC,
Series 2016-AA, Class A4
1.760%, 01/17/2023 (S)	530,000	533,326
MVW Owner Trust
Series 2013-1A, Class A,
2.150%, 04/22/2030 (S)	510,790	506,944
Series 2014-1A, Class A,
2.250%, 09/20/2031 (S)	353,562	347,979
Nationstar HECM Loan Trust,
Series 2016-1A, Class A
2.981%, 02/25/2026 (S)	460,755	461,326
Nelnet Student Loan Trust, Series 2008-3,
Class A4 2.279%, 11/25/2024 (P)	1,410,000	1,421,937
Nissan Master
Owner Trust Receivables Trust,
Series 2015-A, Class A2
1.440%, 01/15/2020	3,495,000	3,507,192
Nordstrom Credit Card Master
Note Trust II, Series 2011-1A, Class A
2.280%, 11/15/2019 (S)	5,085,000	5,103,520
OneMain Financial Issuance Trust
Series 2016-1A, Class A,
3.660%, 02/20/2029 (S)	685,000	700,267
Series 2016-2A, Class A,
4.100%, 03/20/2028 (S)	735,000	757,856
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF1
5.742%, 04/25/2037 (P)	3,214,536	1,593,053
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2, Class A1
4.100%, 04/25/2033 (P)	4,756	4,781
Sierra Timeshare
Receivables Funding LLC
Series 2014-3A, Class A,
2.300%, 10/20/2031 (S)	1,420,454	1,424,781
Series 2015-1A, Class A,
2.400%, 03/22/2032 (S)	1,178,311	1,180,976
Series 2015-2A, Class A,
2.430%, 06/20/2032 (S)	1,609,306	1,625,605
Series 2015-3A, Class A,
2.580%, 09/20/2032 (S)	1,175,568	1,185,080

New Income Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust
Series 2008-4, Class A4,
2.288%, 07/25/2022 (P)	$150,000	$150,090
Series 2008-5, Class A4,
2.338%, 07/25/2023 (P)	1,740,660	1,741,204
Series 2008-9, Class A,
2.138%, 04/25/2023 (P)	1,243,603	1,242,783
SMART Trust
Series 2012-4US, Class A4A,
1.250%, 08/14/2018	1,543,185	1,540,841
Series 2013-1US, Class A4A,
1.050%, 10/14/2018	841,136	839,989
Series 2014-1US, Class A4A,
1.680%, 12/14/2019	4,755,000	4,758,252
Series 2015-1US, Class A3A,
1.500%, 09/14/2018	985,000	984,568
SMB Private Education Loan Trust
Series 2015-A, Class A2A,
2.490%, 06/15/2027 (S)	1,385,000	1,396,904
Series 2015-B, Class A2A,
2.980%, 07/15/2027 (S)	1,525,000	1,571,078
Series 2015-C, Class A2A,
2.750%, 07/15/2027 (S)	1,650,000	1,684,786
Series 2016-A, Class A2A,
2.700%, 05/15/2031 (S)	550,000	557,541
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A,
2.220%, 01/15/2022	5,465,000	5,568,595
Series 2013-1, Class B,
1.690%, 03/15/2021	3,470,000	3,477,161
Series 2014-1, Class B,
1.810%, 11/15/2020	1,785,000	1,785,404
Series 2014-1, Class C,
1.910%, 11/15/2020	855,000	854,508
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%, 08/25/2036 (P)	261,603	267,117
Utility Debt Securitization Authority,
Series 2013-T, Class T1
2.042%, 06/15/2021	2,010,000	2,032,070
Wendys Funding LLC, Series 2015-1A,
Class A2I 3.371%, 06/15/2045 (S)	3,592,850	3,612,611
Wheels SPV LLC, Series 2015-1A,
Class A2 1.270%, 04/22/2024 (S)	970,675	969,061
TOTAL ASSET BACKED SECURITIES (Cost $131,206,300)		$130,626,088

SHORT-TERM INVESTMENTS - 7.0%
Money market funds - 7.0%
T. Rowe Price Prime Reserve
Fund, 0.3204% (Y)	97,818,987	$97,818,987

The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement - 0.0%
Repurchase Agreement with State
Street Corp. dated 06/30/2016 at
0.030% to be repurchased at $668,001
on 07/01/2016, collateralized by
$655,000 U.S. Treasury Inflation
Indexed Notes, 0.125% due 04/15/2019
(valued at $682,838 including interest)	$668,000	$668,000
TOTAL SHORT-TERM INVESTMENTS (Cost $98,486,987)		$98,486,987
Total Investments (New Income Trust)
(Cost $1,411,986,392) - 104.4%		$1,458,525,441
Other assets and liabilities, net - (4.4%)		(61,620,515)
TOTAL NET ASSETS - 100.0%		$1,396,904,926

Short Term Government Income Trust

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 87.7%
U.S. Government - 23.6%
U.S. Treasury Notes
0.625%, 08/31/2017 to 04/30/2018	$7,465,000	$7,471,817
0.750%, 03/31/2018	5,130,000	5,144,631
0.875%, 01/31/2018 to 07/15/2018	24,300,000	24,421,892
1.000%, 03/15/2019	6,680,000	6,737,408
1.250%, 03/31/2021	6,695,000	6,774,242
1.375%, 09/30/2020	4,515,000	4,597,891
1.625%, 06/30/2020	23,595,000	24,266,915
		79,414,796
U.S. Government Agency - 64.1%
Federal Agricultural Mortgage Corp.
1.750%, 06/15/2020	6,225,000	6,383,843
5.125%, 04/19/2017 (S)	26,318,000	27,265,159
Federal Farm Credit Bank
0.900%, 12/26/2017	2,890,000	2,890,032
1.240%, 11/13/2018	8,060,000	8,060,290
1.680%, 04/05/2021	6,110,000	6,133,578
1.700%, 10/08/2020 to 02/17/2021	16,379,000	16,383,853
1.800%, 03/24/2021	3,885,000	3,885,109
Federal Home Loan Bank
1.000%, 10/16/2017	6,200,000	6,200,025
1.150%, 06/22/2018	6,790,000	6,798,501
1.550%, 10/26/2020	5,825,000	5,825,734
1.700%, 04/26/2021	6,250,000	6,251,225
Federal Home Loan Mortgage Corp.
1.000%, 05/25/2018	6,265,000	6,266,209
1.100%, 05/07/2018	6,395,000	6,396,074
1.250%, 05/25/2018	11,100,000	11,108,492
1.300%, 02/26/2019	6,180,000	6,181,866
3.000%, 07/01/2030	3,203,711	3,372,578
5.500%, 07/01/2040	4,122,484	4,700,758
7.000%, 04/01/2018 to 04/01/2032	2,459	2,719
Federal National Mortgage Association
1.000%, 12/28/2017	4,250,000	4,250,769
1.125%, 07/20/2018	2,400,000	2,422,296
1.375%, 02/26/2021	3,550,000	3,587,165
2.500%, 10/01/2027	2,358,463	2,447,988
3.000%, 03/01/2028 to 03/01/2031	29,111,491	30,675,455

Short Term Government Income Trust (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
3.500%, 12/01/2025	$1,304,044	$1,384,521
5.500%, 03/01/2035 to 08/01/2040	2,065,358	2,345,084
6.500%, 01/01/2039	1,085,464	1,262,048
7.000%, 08/01/2025 to 01/01/2029	2,867	3,370
7.500%, 01/01/2031	674	817
8.000%, 10/01/2024 to 01/01/2031	1,796	2,159
Government National Mortgage Association
7.500%, 02/15/2022 to 03/15/2027	589	686
Tennessee Valley Authority
1.750%, 10/15/2018	5,270,000	5,379,273
3.875%, 02/15/2021	11,795,000	13,233,200
4.500%, 04/01/2018	8,929,000	9,517,868
5.500%, 07/18/2017	4,598,000	4,830,374
6.250%, 12/15/2017	700,000	755,130
		216,204,248
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $292,962,719)		$295,619,044

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.5%
U.S. Government Agency - 4.5%
Federal Home Loan Mortgage Corp.
Series 3499, Class PA, 4.500%, 08/15/2036	27,920	28,109
Series 4482, Class MA, 2.000%, 04/15/2031	1,227,269	1,250,499
Series K017, Class X1 IO,
1.526%, 12/25/2021	24,997,631	1,509,172
Series K018, Class X1 IO,
1.547%, 01/25/2022	4,661,929	289,591
Series K022, Class X1 IO,
1.278%, 07/25/2022	12,137,032	763,450
Series K026, Class X1 IO,
1.159%, 11/25/2022	5,726,262	306,052
Series K030, Class X1 IO,
0.331%, 04/25/2023	148,572,310	1,861,269
Series K038, Class X1 IO,
1.346%, 03/25/2024	8,687,859	630,284
Series K704, Class X1 IO,
2.118%, 08/25/2018	17,853,527	610,730
Series K706, Class X1 IO,
1.701%, 10/25/2018	5,895,473	181,680
Series K707, Class X1 IO,
1.670%, 12/25/2018	4,842,748	154,017
Series K709, Class X1 IO,
1.654%, 03/25/2019	6,428,550	225,963
Series K710, Class X1 IO,
1.894%, 05/25/2019	5,007,763	211,221
Series K711, Class X1 IO,
1.818%, 07/25/2019	7,636,372	329,332
Series K718, Class X1 IO,
0.771%, 01/25/2022	21,132,330	641,447
Federal National Mortgage Association
Series 2013-100, Class CA,
4.000%, 03/25/2039	3,860,749	4,107,490
Series 2014-28, Class BD,
3.500%, 08/25/2043	1,713,703	1,847,170

The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association,
Series 2012-114, Class IO
0.901%, 01/16/2053	$3,250,430	$216,938
		15,164,414
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $14,942,457)		$15,164,414

SHORT-TERM INVESTMENTS - 6.2%
U.S. Government Agency - 2.4%
Federal Home Loan Bank Discount Note,
0.079%, 07/01/2016 *	8,085,000	8,085,000
Repurchase agreement - 3.8%
Barclays Tri-Party Repurchase Agreement
dated 06/30/2016 at 0.400% to be
repurchased at $7,479,083 on 07/01/2016,
collateralized by $7,480,800 U.S. Treasury
Notes, 1.375% due 10/31/2020 (valued at
$7,628,764, including interest)	$7,479,000	7,479,000
Repurchase Agreement with State Street Corp.
dated 06/30/2016 at 0.030% to be
repurchased at $5,254,004 on 07/01/2016,
collateralized by $5,145,000 U.S. Treasury
Inflation Indexed Notes, 0.125% due
04/15/2019 (valued at $5,363,663,
including interest)	5,254,000	5,254,000
		12,733,000
TOTAL SHORT-TERM INVESTMENTS (Cost $20,818,000)		$20,818,000
Total Investments (Short Term Government Income Trust)
(Cost $328,723,176) - 98.4%		$331,601,458
Other assets and liabilities, net - 1.6%		5,500,033
TOTAL NET ASSETS - 100.0%		$337,101,491

Strategic Income Opportunities Trust

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 21.1%
Australia - 3.0%
New South Wales Treasury Corp.
6.000%, 05/01/2020 to 03/01/2022	AUD	7,160,000	$6,297,230
Queensland Treasury Corp.
4.000%, 06/21/2019 (S)		4,160,000	3,295,924
5.500%, 06/21/2021		3,755,000	3,268,056
6.000%, 07/21/2022		3,130,000	2,850,573
6.250%, 02/21/2020		1,125,000	966,597
7.125%, 09/18/2017 (S)	NZD	1,634,000	1,229,296
			17,907,676
Canada - 3.3%
Canada Housing Trust No. 1
1.700%, 12/15/2017 (S)	CAD	2,390,000	1,878,091
Export Development Canada
3.250%, 08/08/2017	AUD	740,000	559,077
Government of Canada
1.250%, 03/01/2018	CAD	4,220,000	3,305,805
1.500%, 02/01/2017		12,890,000	10,033,138

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Province of Ontario
1.900%, 09/08/2017	CAD	4,731,000	$3,713,100
6.250%, 09/29/2020	AUD	725,000	620,205
			20,109,416
Finland - 0.2%
Nordic Investment Bank
1.375%, 07/15/2020	NOK	9,740,000	1,184,060
Indonesia - 0.4%
Republic of Indonesia
3.750%, 06/14/2023 (S)	EUR	850,000	951,513
8.250%, 07/15/2021	IDR	20,956,000,000	1,643,978
			2,595,491
Mexico - 2.6%
Government of Mexico
4.600%, 01/23/2046		$2,760,000	2,911,800
4.750%, 06/14/2018	MXN	16,320,000	890,970
6.500%, 06/10/2021		48,740,000	2,785,950
7.750%, 05/29/2031		23,298,500	1,452,779
8.000%, 12/07/2023		23,850,000	1,482,823
8.500%, 12/13/2018		23,169,500	1,369,315
10.000%, 12/05/2024		71,032,000	4,981,846
			15,875,483
New Zealand - 3.6%
Dominion of New Zealand
3.000%, 04/15/2020	NZD	4,865,000	3,593,353
5.000%, 03/15/2019		4,485,000	3,450,478
6.000%, 12/15/2017 to 05/15/2021		14,623,000	11,804,752
New Zealand Local Government
Funding Agency
5.000%, 03/15/2019		2,690,000	2,038,781
6.000%, 12/15/2017		1,685,000	1,262,371
			22,149,735
Norway - 1.6%
Government of Norway
3.750%, 05/25/2021 (S)	NOK	24,935,000	3,423,089
4.250%, 05/19/2017 (S)		15,665,000	1,932,476
4.500%, 05/22/2019 (S)		31,072,000	4,138,079
			9,493,644
Philippines - 2.3%
Republic of Philippines
4.625%, 09/09/2040	PHP	23,177,000	508,033
4.950%, 01/15/2021		33,000,000	730,492
5.875%, 12/16/2020 to 03/01/2032		157,303,440	3,827,675
6.250%, 01/14/2036		43,000,000	1,025,478
6.500%, 04/28/2021		106,400,000	2,592,793
7.375%, 03/03/2021		59,600,000	1,518,808
8.000%, 07/19/2031		120,240,000	3,833,933
			14,037,212
Singapore - 2.2%
Republic of Singapore
2.375%, 04/01/2017	SGD	3,890,000	2,922,357
2.500%, 06/01/2019		6,430,000	4,956,346
3.250%, 09/01/2020		6,550,000	5,240,545
			13,119,248
South Korea - 0.1%
Korea Treasury Bond Coupon Strips
3.286%, 09/10/2018	KRW	83,030,000	70,099

The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
South Korea (continued)
Korea Treasury Bond Coupon Strips (continued)
3.287%, 03/10/2018	KRW	83,030,000	$70,550
3.296%, 03/10/2017		83,030,000	71,460
3.297%, 09/10/2017		83,030,000	70,995
3.309%, 09/10/2016		83,030,000	71,912
			355,016
Sweden - 1.8%
Kingdom of Sweden
1.500%, 11/13/2023	SEK	39,490,000	5,207,217
3.500%, 06/01/2022		9,820,000	1,419,404
5.000%, 12/01/2020		19,835,000	2,913,971
Kommuninvest I Sverige AB
2.500%, 12/01/2020		10,640,000	1,373,253
			10,913,845
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $128,605,745)			$127,740,826

CORPORATE BONDS - 49.6%
Consumer discretionary - 8.4%
21st Century Fox America, Inc.
6.200%, 12/15/2034		$940,000	1,179,191
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022		1,195,000	1,278,650
CBS Corp.
3.500%, 01/15/2025		2,300,000	2,365,907
CCO Holdings LLC
5.750%, 01/15/2024		1,690,000	1,778,556
General Motors Financial Company, Inc.
3.250%, 05/15/2018		630,000	643,059
4.375%, 09/25/2021		1,260,000	1,329,764
KFC Holding Company/Pizza Hut
Holdings LLC/Taco Bell of
America LLC
5.000%, 06/01/2024 (S)		1,110,000	1,137,750
KFC Holding Company/Pizza Hut
Holdings LLC/Taco Bell of
America LLC
5.250%, 06/01/2026 (S)		1,859,000	1,905,475
L Brands, Inc.
5.625%, 10/15/2023		1,655,000	1,783,263
6.875%, 11/01/2035		645,000	653,063
7.000%, 05/01/2020		1,119,000	1,264,470
Lamar Media Corp.
5.000%, 05/01/2023		1,325,000	1,364,750
5.875%, 02/01/2022		430,000	447,200
LIN Television Corp.
5.875%, 11/15/2022		795,000	798,975
Lowe’s Companies, Inc.
2.500%, 04/15/2026		265,000	270,049
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036		634,000	637,804
McGraw-Hill Global Education
Holdings LLC
7.875%, 05/15/2024 (S)		405,000	419,175
Nemak SAB de CV
5.500%, 02/28/2023 (S)		200,000	207,500
New Red Finance, Inc.
4.625%, 01/15/2022 (S)		2,060,000	2,090,900
6.000%, 04/01/2022 (S)		365,000	378,574
Northwestern University
3.688%, 12/01/2038		1,095,000	1,197,294

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Omnicom Group, Inc.
3.600%, 04/15/2026	$1,413,000	$1,488,980
Outfront Media Capital LLC
5.250%, 02/15/2022	540,000	548,100
President and Fellows of Harvard College
6.000%, 01/15/2019 (S)	1,865,000	2,086,722
Princeton University
1.845%, 07/01/2021	615,000	626,622
2.612%, 07/01/2026	705,000	726,907
5.700%, 03/01/2039	1,115,000	1,594,082
PVH Corp.
4.500%, 12/15/2022	1,665,000	1,687,894
QVC, Inc.
4.450%, 02/15/2025	1,695,000	1,705,187
5.950%, 03/15/2043	1,205,000	1,115,301
Scripps Networks Interactive, Inc.
3.950%, 06/15/2025	1,405,000	1,496,648
Sirius XM Radio, Inc.
4.625%, 05/15/2023 (S)	1,130,000	1,096,190
5.250%, 08/15/2022 (S)	920,000	968,300
5.375%, 07/15/2026 (S)	1,005,000	989,925
5.875%, 10/01/2020 (S)	1,335,000	1,381,725
Starbucks Corp.
0.875%, 12/05/2016	1,125,000	1,126,545
The George Washington University
4.868%, 09/15/2045	1,733,000	2,079,669
The Goodyear Tire & Rubber Company
8.750%, 08/15/2020	320,000	378,400
The Home Depot, Inc.
3.000%, 04/01/2026	785,000	834,715
Time Warner, Inc.
3.875%, 01/15/2026	1,672,000	1,803,585
Time, Inc.
5.750%, 04/15/2022 (S)	1,230,000	1,156,200
Toyota Motor Credit Corp.
1.250%, 10/05/2017	1,800,000	1,807,351
Univision Communications, Inc.
6.750%, 09/15/2022 (S)	1,167,000	1,231,185
		51,061,602
Consumer staples - 5.4%
Anheuser-Busch InBev Finance, Inc.
3.650%, 02/01/2026	2,685,000	2,873,788
B&G Foods, Inc.
4.625%, 06/01/2021	1,935,000	1,935,000
Constellation Brands, Inc.
3.750%, 05/01/2021	860,000	888,810
4.250%, 05/01/2023	1,177,000	1,224,080
4.750%, 12/01/2025	585,000	616,444
Cott Beverages, Inc.
5.375%, 07/01/2022	1,600,000	1,600,000
CVS Health Corp.
3.875%, 07/20/2025	2,825,000	3,108,918
Darling Ingredients, Inc.
5.375%, 01/15/2022	840,000	866,779
Gruma SAB de CV
4.875%, 12/01/2024 (S)	200,000	216,000
Kimberly-Clark Corp.
2.750%, 02/15/2026	1,560,000	1,638,498
Kraft Heinz Foods Company
2.000%, 07/02/2018 (S)	840,000	851,474
3.950%, 07/15/2025 (S)	2,610,000	2,839,142
4.875%, 02/15/2025 (S)	1,663,000	1,824,201

The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Office Depot de Mexico SA de CV
6.875%, 09/20/2020 (S)		$200,000	$209,500
Philip Morris International, Inc.
3.375%, 08/11/2025		1,330,000	1,439,025
5.650%, 05/16/2018		1,170,000	1,271,001
Post Holdings, Inc.
6.000%, 12/15/2022 (S)		1,175,000	1,204,375
6.750%, 12/01/2021 (S)		1,665,000	1,760,738
Reynolds American, Inc.
2.300%, 06/12/2018		880,000	894,240
The Coca-Cola Company
1.150%, 04/01/2018		1,444,000	1,454,026
1.800%, 09/01/2016		1,526,000	1,528,805
The Procter & Gamble Company
0.750%, 11/04/2016		695,000	695,120
Walgreens Boots Alliance, Inc.
3.800%, 11/18/2024		1,615,000	1,711,826
			32,651,790
Energy - 1.1%
AmeriGas Partners LP
5.875%, 08/20/2026		1,850,000	1,854,625
Emera US Finance LP
3.550%, 06/15/2026 (S)		1,970,000	2,011,839
Exxon Mobil Corp.
2.709%, 03/06/2025		2,120,000	2,214,635
Petroleos Mexicanos
7.650%, 11/24/2021 (S)	MXN	15,351,000	813,680
			6,894,779
Financials - 14.5%
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2068		$3,195,000	4,015,904
American Tower Corp.
4.000%, 06/01/2025		1,835,000	1,952,370
Asian Development Bank
3.250%, 07/20/2017	NZD	2,630,000	1,891,564
4.625%, 03/06/2019		1,595,000	1,196,905
5.000%, 03/09/2022	AUD	1,825,000	1,550,773
Avenue Financial Holdings, Inc. (6.750%
to 01/01/2020, then 3 month
LIBOR + 4.950%)
12/29/2024 (S)		$500,000	512,500
Banco Nacional de Comercio Exterior
SNC
4.375%, 10/14/2025 (S)		1,205,000	1,257,538
Bank of America Corp.
1.413%, 09/15/2026 (P)		2,515,000	2,145,516
Bank of Montreal
1.400%, 09/11/2017		955,000	959,842
Bank of the Ozarks, Inc. (5.500% to
07/01/2021, then 3 month
LIBOR + 4.425%)
07/01/2026		640,000	654,400
BankUnited, Inc.
4.875%, 11/17/2025		1,675,000	1,740,007
BNC Bancorp (5.500% to 10/01/2019,
then 3 month LIBOR + 3.590%)
10/01/2024		500,000	511,122

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Cadence Financial Corp. (6.500% to
03/11/2020, then 3 month
LIBOR + 4.663%)
03/11/2025 (S)		$500,000	$402,500
CapitaMalls Asia Treasury, Ltd.
3.950%, 08/24/2017	SGD	3,250,000	2,466,620
CBRE Services, Inc.
5.000%, 03/15/2023		$990,000	1,025,024
Chubb INA Holdings, Inc.
3.350%, 05/03/2026		850,000	905,346
CIT Group, Inc.
5.500%, 02/15/2019 (S)		718,000	751,208
Citigroup, Inc.
3.595%, 05/04/2021 (P)	AUD	1,487,000	1,107,112
6.250%, 06/29/2017	NZD	1,495,000	1,096,341
Citigroup, Inc. (5.900% to 02/15/2023,
then 3 month LIBOR + 4.230%)
02/15/2023 (Q)		$745,000	733,825
Citigroup, Inc. (5.950% to 01/30/2023,
then 3 month LIBOR + 4.069%)
01/30/2023 (Q)		1,605,000	1,585,941
CoBiz Financial, Inc. (5.625% to
06/25/2025, then 3 month
LIBOR + 3.170%)
06/25/2030		280,000	294,350
Crown Castle Towers LLC
4.883%, 08/15/2040 (S)		1,104,000	1,203,553
Eagle Bancorp, Inc.
5.750%, 09/01/2024		500,000	512,500
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
06/30/2023 (Q)		1,820,000	1,719,900
Flagstar Bancorp, Inc.
6.125%, 07/15/2021 (S)		665,000	664,993
Heartland Financial USA, Inc.
5.750%, 12/30/2024		505,000	506,263
Host Hotels & Resorts LP
5.250%, 03/15/2022		1,394,000	1,533,740
Independent Bank Group, Inc.
5.875%, 08/01/2024		945,000	907,200
Inter-American Development Bank
3.750%, 10/09/2018	AUD	1,515,000	1,171,700
6.500%, 08/20/2019		2,705,000	2,283,561
International Bank for Reconstruction
& Development
1.375%, 06/23/2019	SEK	8,600,000	1,059,011
2.125%, 05/29/2017	NOK	1,560,000	188,432
2.800%, 01/13/2021	AUD	1,155,000	882,978
3.375%, 08/13/2017	NZD	620,000	447,021
3.500%, 01/22/2021		2,460,000	1,805,708
3.625%, 06/22/2020	NOK	7,100,000	935,714
3.750%, 01/23/2019	AUD	1,000,000	777,253
4.500%, 08/16/2016	NZD	1,455,000	1,041,093
4.625%, 02/26/2019 to 10/06/2021		3,825,000	2,929,142
International Finance Corp.
3.250%, 07/22/2019	AUD	2,325,000	1,793,402
3.625%, 05/20/2020	NZD	2,615,000	1,927,450
3.875%, 02/26/2018		620,000	452,071
6.450%, 10/30/2018	INR	93,530,000	1,374,878
JPMorgan Chase & Co.
4.250%, 11/02/2018	NZD	3,255,000	2,367,642

The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Kennedy-Wilson, Inc.
5.875%, 04/01/2024		$1,180,000	$1,150,500
KFW
3.750%, 05/29/2020	NZD	1,100,000	812,221
6.000%, 08/20/2020	AUD	2,925,000	2,501,667
Landwirtschaftliche Rentenbank
6.500%, 04/12/2017		1,880,000	1,449,613
LegacyTexas Financial Group, Inc.
(5.500% to 12/01/2020, then 3 month
LIBOR + 3.890%)
12/01/2025		$340,000	341,700
MetLife, Inc.
6.400%, 12/15/2066		895,000	955,430
National Australia Bank, Ltd.
6.000%, 02/15/2017	AUD	1,805,000	1,377,010
National Rural Utilities Cooperative
Finance Corp. (5.250% to 04/20/2026,
then 3 month LIBOR + 3.630%)
04/20/2046		$755,000	772,931
Oversea-Chinese Banking Corp., Ltd.
(4.000% to 10/15/2019, then 5 Year
U.S. Swap Rate + 2.203%)
10/15/2024 (S)		1,175,000	1,229,419
Pacific Continental Corp. (5.875% to
06/30/2021, then 3 month
LIBOR + 4.715%)
06/30/2026		125,000	125,000
Pinnacle Bank (4.875% to 07/30/2020,
then 3 month LIBOR + 3.128%)
07/30/2025 (S)		365,000	365,913
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month
LIBOR + 4.175%)
09/15/2042		645,000	697,406
Radian Group, Inc.
5.250%, 06/15/2020		945,000	952,088
Regions Financial Corp.
7.375%, 12/10/2037		385,000	492,405
Royal Bank of Canada
1.000%, 04/27/2017		1,340,000	1,339,452
Stifel Financial Corp.
4.250%, 07/18/2024		2,505,000	2,570,258
Synovus Financial Corp.
5.125%, 06/15/2017		1,360,000	1,383,392
7.875%, 02/15/2019		725,000	802,938
Synovus Financial Corp. (5.750% to
12/15/2020, then 3 month
LIBOR + 4.182%)
12/15/2025		1,900,000	1,957,000
Temasek Financial I, Ltd.
3.265%, 02/19/2020	SGD	1,250,000	984,486
The Goldman Sachs Group, Inc.
1.453%, 12/15/2017 (P)		$1,250,000	1,248,675
The Hongkong Land Treasury Services
Pte, Ltd.
3.860%, 12/29/2017	SGD	250,000	190,909
Trust F/1401
5.250%, 12/15/2024 (S)		$1,195,000	1,225,473
Valley National Bancorp
4.550%, 06/30/2025		660,000	670,994

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Western Alliance Bank (5.000% to
07/15/2020, then 3 month
LIBOR + 3.200%)
07/15/2025		$920,000	$910,800
Westpac Banking Corp.
2.000%, 08/14/2017		1,025,000	1,035,055
5.000%, 10/21/2019	GBP	375,000	557,269
7.250%, 02/11/2020	AUD	700,000	602,868
WSFS Financial Corp. (4.500% to
06/15/2021, then 3 month
LIBOR + 3.300%)
06/15/2026		$1,040,000	1,061,913
Zions Bancorporation (5.800% to
06/15/2023, then 3 month
LIBOR + 3.800%)
06/15/2023 (Q)		1,050,000	993,563
			88,000,261
Health care - 7.7%
Abbott Laboratories
2.950%, 03/15/2025		1,280,000	1,304,527
AbbVie, Inc.
1.800%, 05/14/2018		2,200,000	2,215,519
3.600%, 05/14/2025		1,345,000	1,409,384
Actavis Funding SCS
3.800%, 03/15/2025		1,270,000	1,321,435
Anthem, Inc.
3.500%, 08/15/2024		655,000	678,432
AstraZeneca PLC
1.750%, 11/16/2018		558,000	565,367
Baylor Scott & White Holdings
2.650%, 11/15/2026		2,145,000	2,184,959
Cardinal Health, Inc.
3.200%, 03/15/2023		1,025,000	1,069,454
3.750%, 09/15/2025		1,840,000	2,002,774
Danaher Corp.
1.650%, 09/15/2018		1,440,000	1,462,267
DaVita HealthCare Partners, Inc.
5.000%, 05/01/2025		705,000	698,831
5.125%, 07/15/2024		1,045,000	1,056,600
Eli Lilly & Company
5.200%, 03/15/2017		725,000	747,022
Express Scripts Holding Company
3.500%, 06/15/2024		1,980,000	2,044,936
Forest Laboratories LLC
4.875%, 02/15/2021 (S)		1,875,000	2,081,327
5.000%, 12/15/2021 (S)		1,775,000	1,986,681
Gilead Sciences, Inc.
3.050%, 12/01/2016		1,380,000	1,391,747
Grifols Worldwide Operations, Ltd.
5.250%, 04/01/2022		1,600,000	1,628,000
HCA Holdings, Inc.
6.250%, 02/15/2021		1,897,000	2,034,533
HCA, Inc.
5.000%, 03/15/2024		1,995,000	2,064,825
7.500%, 02/15/2022		1,165,000	1,324,605
8.000%, 10/01/2018		280,000	312,200
Humana, Inc.
3.850%, 10/01/2024		823,000	879,353
LifePoint Health, Inc.
5.500%, 12/01/2021		3,260,000	3,398,550
Merck & Company, Inc.
2.750%, 02/10/2025		3,085,000	3,227,262

The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Montefiore Medical Center
2.895%, 04/30/2032		$1,165,000	$1,206,285
Pfizer, Inc.
6.050%, 03/30/2017		1,110,000	1,152,553
Quest Diagnostics, Inc.
4.250%, 04/01/2024		360,000	390,478
Quintiles Transnational Corp.
4.875%, 05/15/2023 (S)		590,000	598,850
Tenet Healthcare Corp.
4.375%, 10/01/2021		1,450,000	1,442,750
Texas Children’s Hospital
2.668%, 10/01/2022		555,000	584,652
UnitedHealth Group, Inc.
1.900%, 07/16/2018		1,809,000	1,838,252
WellCare Health Plans, Inc.
5.750%, 11/15/2020		553,000	570,973
			46,875,383
Industrials - 3.3%
3M Company
3.000%, 08/07/2025		1,475,000	1,608,639
AECOM
5.750%, 10/15/2022		2,125,000	2,167,500
General Electric Company
4.250%, 01/17/2018	NZD	715,000	518,019
6.250%, 09/29/2020	GBP	265,000	424,681
General Electric Company (5.000% to
01/21/2021, then 3 month
LIBOR + 3.330%)
01/21/2021 (Q)		$2,888,000	3,068,500
Huntington Ingalls Industries, Inc.
5.000%, 11/15/2025 (S)		2,330,000	2,461,063
Lockheed Martin Corp.
2.900%, 03/01/2025		3,070,000	3,173,173
3.550%, 01/15/2026		1,525,000	1,663,749
Tyco Electronics Group SA
6.550%, 10/01/2017		520,000	552,796
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 04/01/2026		239,833	274,609
US Airways 2012-1 Class B Pass
Through Trust
8.000%, 04/01/2021		715,101	791,631
Waste Management, Inc.
2.900%, 09/15/2022		1,395,000	1,460,665
XPO Logistics, Inc.
6.500%, 06/15/2022 (S)		1,690,000	1,611,838
			19,776,863
Information technology - 3.8%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)		795,000	832,763
Apple, Inc.
0.677%, 05/12/2017 (P)		3,185,000	3,185,369
2.400%, 05/03/2023		1,300,000	1,323,728
3.200%, 05/13/2025		3,145,000	3,334,543
IBM Corp.
1.950%, 02/12/2019		950,000	973,359
2.750%, 12/21/2020	GBP	1,225,000	1,747,924
Intel Corp.
3.700%, 07/29/2025		$1,380,000	1,533,525
Micron Technology, Inc.
5.875%, 02/15/2022		1,300,000	1,222,000

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Microsoft Corp.
3.125%, 11/03/2025		$2,025,000	$2,168,105
Oracle Corp.
1.200%, 10/15/2017		575,000	577,044
Qorvo, Inc.
7.000%, 12/01/2025 (S)		1,670,000	1,761,850
Sixsigma Networks Mexico SA de CV
8.250%, 11/07/2021 (S)		1,545,000	1,543,069
Zebra Technologies Corp.
7.250%, 10/15/2022		2,810,000	2,978,600
			23,181,879
Materials - 2.7%
Alpek SAB de CV
4.500%, 11/20/2022		200,000	209,000
Ball Corp.
4.000%, 11/15/2023		1,720,000	1,694,200
4.375%, 12/15/2020		820,000	862,538
5.250%, 07/01/2025		840,000	875,700
Cemex Finance LLC
9.375%, 10/12/2022 (S)		1,055,000	1,160,500
Cemex SAB de CV
6.125%, 05/05/2025 (S)		2,410,000	2,343,725
Crown Americas LLC
4.500%, 01/15/2023		1,860,000	1,897,200
Crown Cork & Seal Company, Inc.
7.375%, 12/15/2026		771,000	848,100
Freeport-McMoRan, Inc.
3.550%, 03/01/2022		1,745,000	1,535,600
Praxair, Inc.
3.200%, 01/30/2026		240,000	259,569
Rio Tinto Finance USA, Ltd.
7.125%, 07/15/2028		130,000	165,116
Sealed Air Corp.
4.875%, 12/01/2022 (S)		1,190,000	1,224,213
5.125%, 12/01/2024 (S)		965,000	990,331
6.500%, 12/01/2020 (S)		1,790,000	2,036,125
			16,101,917
Telecommunication services - 1.9%
America Movil SAB de CV
7.125%, 12/09/2024	MXN	22,490,000	1,197,290
Numericable-SFR SA
6.250%, 05/15/2024 (S)		$1,230,000	1,176,188
SBA Telecommunications, Inc.
5.750%, 07/15/2020		505,000	520,150
SBA Tower Trust
5.101%, 04/15/2042 (S)		396,000	397,281
SingTel Group Treasury Pte, Ltd.
4.500%, 09/08/2021		1,610,000	1,817,540
T-Mobile USA, Inc.
6.125%, 01/15/2022		1,675,000	1,756,656
6.250%, 04/01/2021		718,000	748,960
6.500%, 01/15/2026		1,250,000	1,318,750
6.625%, 04/01/2023		445,000	470,418
6.836%, 04/28/2023		435,000	459,469
Verizon Communications, Inc.
4.272%, 01/15/2036		1,277,000	1,305,409
			11,168,111
Utilities - 0.8%
Duke Energy Corp.
2.150%, 11/15/2016		1,135,000	1,139,349

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
NiSource Finance Corp.
4.800%, 02/15/2044		$1,772,000	$2,033,677
5.650%, 02/01/2045		1,368,000	1,720,190
Southern Gas Networks PLC
4.875%, 12/21/2020	GBP	80,000	122,339
			5,015,555
TOTAL CORPORATE BONDS (Cost $298,691,287)			$300,728,140

CAPITAL PREFERRED SECURITIES - 0.3%
Financials - 0.3%
JPMorgan Chase Capital XXIII
1.626%, 05/15/2077 (P)		$1,040,000	769,704
USB Capital IX
3.500%, 08/08/2016 (P)(Q)		1,456,000	1,190,280
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,923,462)			$1,959,984

CONVERTIBLE BONDS - 1.7%
Consumer discretionary - 0.1%
Liberty Interactive LLC
0.750%, 03/30/2043		470,000	524,143
Consumer staples - 0.1%
Vector Group, Ltd.
12.512%, 01/15/2019 (P)		510,000	739,365
Financials - 0.5%
Fidelity National Financial, Inc.
4.250%, 08/15/2018		250,000	510,625
MGIC Investment Corp.
2.000%, 04/01/2020		1,065,000	1,182,150
Old Republic International Corp.
3.750%, 03/15/2018		640,000	817,600
Redwood Trust, Inc.
4.625%, 04/15/2018		789,000	779,631
			3,290,006
Health care - 0.6%
Anthem, Inc.
2.750%, 10/15/2042		1,099,000	2,000,867
Danaher Corp., 0.000%
01/22/2021		440,000	1,290,300
Hologic, Inc. (2.000% to 03/01/2018; then
0.000% thereafter)
03/01/2042		430,000	551,475
			3,842,642
Industrials - 0.2%
Air Lease Corp.
3.875%, 12/01/2018		815,000	983,603
Information technology - 0.2%
Intel Corp.
3.250%, 08/01/2039		790,000	1,284,244
TOTAL CONVERTIBLE BONDS (Cost $9,776,642)			$10,664,003

MUNICIPAL BONDS - 5.3%
City of Houston (Texas)
6.290%, 03/01/2032		1,905,000	2,444,725
City of Seattle (Washington)
4.050%, 01/01/2041		1,735,000	1,815,001
City Public Service Board of San Antonio
(Texas)
5.985%, 02/01/2039		640,000	903,770

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
MUNICIPAL BONDS (continued)
Florida Hurricane Catastrophe Fund
Finance Corp., Series A
2.995%, 07/01/2020	$1,735,000	$1,814,064
Florida State Board of Administration
Finance Corp.
2.638%, 07/01/2021	2,215,000	2,308,872
Kansas Development Finance Authority
3.941%, 04/15/2026	1,470,000	1,540,163
4.091%, 04/15/2027	1,305,000	1,384,618
Port of Morrow (Oregon)
3.521%, 09/01/2027	620,000	686,445
State of Colorado
6.817%, 03/15/2028	450,000	607,626
State of Connecticut
5.090%, 10/01/2030	780,000	930,860
State of Georgia
4.150%, 02/01/2035	445,000	486,505
4.503%, 11/01/2025	670,000	771,183
State of Hawaii
5.330%, 02/01/2026	835,000	1,034,957
State of Maryland
4.400%, 03/01/2023	760,000	887,840
State of Michigan
3.500%, 05/15/2030	440,000	451,088
State of Texas
3.738%, 10/01/2031	740,000	773,996
3.838%, 10/01/2032	1,340,000	1,409,492
5.517%, 04/01/2039	1,200,000	1,671,336
State of Utah
4.554%, 07/01/2024	845,000	981,958
State of Washington
1.710%, 08/01/2020	715,000	728,800
State of Wisconsin
5.550%, 05/01/2029	560,000	644,045
Texas Transportation Commission State
Highway Fund
5.028%, 04/01/2026	850,000	1,039,185
University of Houston (Texas)
2.800%, 02/15/2024	605,000	640,943
2.860%, 02/15/2026	600,000	621,966
3.060%, 02/15/2027	290,000	298,195
University of Texas
3.780%, 07/01/2045	1,505,000	1,698,242
3.852%, 08/15/2046	1,170,000	1,325,844
Virginia Housing Development Authority
3.250%, 06/25/2042	939,310	947,838
Virginia Public Building Authority
5.250%, 08/01/2025	890,000	1,101,215
TOTAL MUNICIPAL BONDS (Cost $30,434,363)		$31,950,772

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.5%
Commercial and residential - 4.9%
Adjustable Rate Mortgage Trust,
Series 2004-5, Class 2A1
3.047%, 04/25/2035 (P)	377,682	370,247
Americold 2010 LLC Trust,
Series 2010-ARTA, Class D
7.443%, 01/14/2029 (S)	645,000	724,661
Banc of America Commercial
Mortgage Trust, Series 2006-4,
Class AM
5.675%, 07/10/2046	568,451	567,899

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-10, Class 12A3,
2.985%, 01/25/2035 (P)	$392,231	$356,965
Series 2005-2, Class A1,
3.090%, 03/25/2035 (P)	280,720	281,372
Series 2005-5, Class A2,
2.460%, 08/25/2035 (P)	376,173	374,753
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1,
1.146%, 01/25/2035 (P)	296,205	285,930
Series 2004-13, Class A1,
1.186%, 11/25/2034 (P)	457,818	446,290
Series 2004-8, Class 1A,
1.146%, 09/25/2034 (P)	188,687	184,667
Series 2005-7, Class 11A1,
0.986%, 08/25/2035 (P)	234,292	221,139
BWAY Mortgage Trust, Series 2015-1740,
Class D
3.787%, 01/13/2035 (P)(S)	371,000	357,259
BXHTL Mortgage Trust,
Series 2015-JWRZ, Class GL2
4.131%, 05/15/2029 (P)(S)	630,000	592,528
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class D
3.442%, 12/15/2027 (P)(S)	1,110,000	1,082,954
Chase Mortgage Finance Trust,
Series 2007-A1, Class 2A1
2.783%, 02/25/2037 (P)	153,967	153,520
Commercial Mortgage Trust (Bank of
America Merrill Lynch/Deutsche
Bank), Series 2013-WWP, Class D
3.898%, 03/10/2031 (S)	290,000	289,164
Commercial Mortgage Trust
(Deutsche Bank)
Series 2007-C9, Class A4,
5.813%, 12/10/2049 (P)	681,971	703,104
Series 2014-TWC, Class D,
2.685%, 02/13/2032 (P)(S)	1,265,000	1,226,393
Commercial Mortgage Trust (Deutsche
Bank/Morgan Stanley),
Series 2014-PAT, Class E
3.585%, 08/13/2027 (P)(S)	361,000	351,953
Core Industrial Trust, Series 2015-CALW,
Class F
3.850%, 02/10/2034 (P)(S)	695,000	674,067
Credit Suisse Commercial Mortgage Trust,
Series 2015-GLPB, Class A
3.639%, 11/15/2034 (S)	680,000	734,854
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO,
1.841%, 09/19/2044	2,681,230	179,100
Series 2005-AR2, Class X2 IO,
2.515%, 03/19/2045	4,905,124	433,525
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class EFX
3.495%, 12/15/2034 (P)(S)	800,000	767,543
GRACE Mortgage Trust,
Series 2014-GRCE, Class F
3.590%, 06/10/2028 (P)(S)	600,000	580,488

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class AM
5.921%, 07/10/2038 (P)	$48,588	$48,541
GSR Mortgage Loan Trust, Series 2004-5,
Class 2A1
3.242%, 05/25/2034 (P)	656,579	651,800
HarborView Mortgage Loan Trust
Series 2004-5, Class 2A-6,
2.619%, 06/19/2034 (P)	392,855	390,096
Series 2004-7, Class 4A,
2.928%, 11/19/2034 (P)	463,451	454,983
Series 2005-2, Class IX IO,
2.060%, 05/19/2035	1,868,829	133,593
Series 2005-9, Class 2A1A,
0.778%, 06/20/2035 (P)	391,077	353,647
Series 2005-9, Class 2A1C,
0.888%, 06/20/2035 (P)	265,612	235,563
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (S)	10,087,103	158,680
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	10,637,723	154,960
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	8,096,948	103,406
Hilton USA Trust, Series 2013-HLF,
Class EFL
4.186%, 11/05/2030 (P)(S)	625,633	623,410
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO,
2.077%, 10/25/2036	6,617,900	611,182
Series 2005-AR18, Class 2X IO,
1.799%, 10/25/2036	16,285,850	1,005,257
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-LDP7, Class AM,
6.184%, 04/15/2045 (P)	746,582	745,590
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	657,740	667,739
Series 2014-INN, Class F,
4.442%, 06/15/2029 (P)(S)	390,000	368,474
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class AM
5.413%, 09/15/2039	615,000	617,141
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1,
2.459%, 12/25/2034 (P)	187,106	186,843
Series 2005-A2, Class A2,
2.644%, 02/25/2035 (P)	417,400	416,202
Series 2005-A8, Class A2A,
0.716%, 08/25/2036 (P)	1,403,852	1,306,872
Series 2006-3, Class 2A1,
2.579%, 10/25/2036 (P)	212,822	207,649
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-3,
Class A4
5.414%, 07/12/2046 (P)	81,689	81,711
Morgan Stanley Capital I Trust,
Series 2014-150E, Class F
4.295%, 09/09/2032 (P)(S)	695,000	600,781
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1,
2.680%, 10/25/2034 (P)	296,501	290,389

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Mortgage
Loan Trust (continued)
Series 2004-9, Class 1A,
5.566%, 11/25/2034 (P)	$232,363	$238,181
Opteum Mortgage
Acceptance Corp. Trust, Series 2005-4,
Class 1APT
0.756%, 11/25/2035 (P)	296,687	276,408
Queens Center Mortgage Trust,
Series 2013-QCA, Class D
3.474%, 01/11/2037 (P)(S)	540,000	508,815
SFAVE Commercial Mortgage
Securities Trust, Series 2015-5AVE,
Class D
4.388%, 01/05/2035 (P)(S)	635,000	496,434
Structured Asset Securities Corp.,
Series 2003-7A, Class 3A6
2.831%, 12/25/2033 (P)	305,244	299,305
Thornburg Mortgage Securities Trust,
Series 2007-4, Class 1A1
2.433%, 09/25/2037 (P)	836,510	795,227
WaMu Mortgage Pass
Through Certificates
Series 2004-AR14, Class A1,
2.591%, 01/25/2035 (P)	413,974	413,604
Series 2005-AR19, Class A1A2,
0.736%, 12/25/2045 (P)	513,961	446,243
Series 2005-AR2, Class 2A1B,
0.816%, 01/25/2045 (P)	591,215	531,360
Series 2005-AR2, Class 2A2B,
0.826%, 01/25/2045 (P)	408,408	367,441
Series 2005-AR3, Class A2,
2.797%, 03/25/2035 (P)	415,026	417,181
Series 2005-AR6, Class 2A1A,
0.676%, 04/25/2045 (P)	881,861	822,178
Series 2005-AR8, Class 2AB2,
0.866%, 07/25/2045 (P)	463,903	409,038
Series 2005-AR8, Class 2AB3,
0.806%, 07/25/2045 (P)	454,052	397,813
Wells Fargo Commercial Mortgage Trust,
Series 2013-BTC, Class E
3.668%, 04/16/2035 (P)(S)	380,000	348,067
Wells Fargo Mortgage Backed
Securities Trust, Series 2004-Z,
Class 2A1
2.852%, 12/25/2034 (P)	374,599	372,184
		29,494,363
U.S. Government Agency - 0.6%
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2,
2.096%, 04/25/2024 (P)	450,000	450,000
Series 2014-DN4, Class M2,
2.846%, 10/25/2024 (P)	759,485	764,780
Series 2015-DNA1, Class M2,
2.296%, 10/25/2027 (P)	365,000	364,653
Series 2015-DNA1, Class M3,
3.746%, 10/25/2027 (P)	300,000	299,554
Series 2016-DNA2, Class M2,
2.646%, 10/25/2028 (P)	845,000	851,851
Series 292, Class IO,
3.500%, 11/15/2027	866,459	96,893

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 304, Class C42 IO,
4.000%, 12/15/2027	$1,175,512	$112,645
Federal National Mortgage Association
Series 2012-118, Class AI IO,
3.500%, 11/25/2037	1,268,655	114,482
Series 2013-39, Class KI IO,
4.000%, 05/25/2028	1,641,862	173,070
Series 2014-C02, Class 1M1,
1.396%, 05/25/2024 (P)	228,097	226,539
Series 402, Class 3 IO,
4.000%, 11/25/2039	213,109	29,861
Series 402, Class 4 IO,
4.000%, 10/25/2039	209,942	29,074
Series 402, Class 7 IO,
4.500%, 11/25/2039	231,757	35,606
Series 406, Class 3 IO,
4.000%, 01/25/2041	223,824	32,277
Series 407, Class 4 IO,
4.500%, 03/25/2041	397,459	64,426
Series 407, Class 7 IO,
5.000%, 03/25/2041	963,927	169,465
Series 407, Class 8 IO,
5.000%, 03/25/2041	496,107	87,194
		3,902,370
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $32,365,120)		$33,396,733

ASSET BACKED SECURITIES - 5.8%
Aames Mortgage Investment Trust,
Series 2005-4, Class M2
1.174%, 10/25/2035 (P)	850,000	823,770
Accredited Mortgage Loan Trust,
Series 2005-2ACCR, Class M2
0.886%, 07/25/2035 (P)	295,000	288,019
Aegis Asset Backed Securities Trust,
Series 2005-2, Class M2
0.886%, 06/25/2035 (P)	305,000	284,996
American Express Credit
Account Master Trust
Series 2014-4, Class A,
1.430%, 06/15/2020	900,000	906,033
Series 2014-3, Class A,
1.490%, 04/15/2020	1,070,000	1,078,244
American Tower Trust I, Series 13,
Class 1A 1.551%, 03/15/2043 (S)	1,490,000	1,493,181
Applebee’s Funding LLC, Series 2014-1,
Class A2 4.277%, 09/05/2044 (S)	2,478,000	2,522,067
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.686%, 07/25/2036 (P)(S)	615,979	595,803
Chase Issuance Trust, Series 2015-A7,
Class A7 1.620%, 07/15/2020	430,000	434,769
Citibank Credit Card Issuance Trust,
Series 2007-A8, Class A8
5.650%, 09/20/2019	700,000	740,039
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	2,730,088	2,732,324
DB Master Finance LLC, Series 2015-1A,
Class A2II 3.980%, 02/20/2045 (S)	3,150,125	3,234,863

The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Discover Card Execution Note Trust
Series 2014-A3, Class A3,
1.220%, 10/15/2019	$1,145,000	$1,148,029
Series 2007-A1, Class A1,
5.650%, 03/16/2020	955,000	1,008,005
Domino’s Pizza Master Issuer LLC,
Series 2015-1A, Class A2II
4.474%, 10/25/2045 (S)	2,492,475	2,547,485
Driven Brands Funding LLC,
Series 2015-1A, Class A2
5.216%, 07/20/2045 (S)	482,575	482,509
First Frankin Mortgage Loan Trust,
Series 2005-FF7, Class M2
0.916%, 07/25/2035 (P)	665,000	644,990
Ford Credit Auto Owner Trust,
Series 2014-C, Class A3
1.060%, 05/15/2019	527,088	527,905
GSAA Home Equity Trust,
Series 2005-MTR1, Class A4
0.816%, 10/25/2035 (P)	851,089	791,876
Home Equity Asset Trust, Series 2003-1,
Class M1 1.946%, 06/25/2033 (P)	198,959	191,787
Hyundai Auto Receivables Trust,
Series 2016-A, Class A2A
1.210%, 06/17/2019	2,230,000	2,234,904
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
1.121%, 03/25/2035 (P)	760,000	706,168
Nissan Auto Receivables Owner Trust,
Series 2015-C, Class A3
1.370%, 05/15/2020	1,020,000	1,025,665
Option One Mortgage Loan Trust,
Series 2005-2, Class M1
1.099%, 05/25/2035 (P)	815,863	780,809
RASC Series Trust, Series 2005-KS7,
Class M4 1.026%, 08/25/2035 (P)	340,000	323,339
Saxon Asset Securities Trust,
Series 2006-2, Class A3C
0.596%, 09/25/2036 (P)	1,220,059	1,160,195
Specialty Underwriting & Residential
Finance Trust, Series 2006-BC1,
Class A2D 0.746%, 12/25/2036 (P)	535,000	527,513
Structured Asset Investment Loan Trust,
Series 2005-2, Class M2
1.181%, 03/25/2035 (P)	900,000	846,574
Taco Bell Funding LLC, Series 2016-1A,
Class A23 4.970%, 05/25/2046 (S)	2,810,000	2,881,655
Wendys Funding LLC, Series 2015-1A,
Class A2II 4.080%, 06/15/2045 (S)	2,143,800	2,210,043
TOTAL ASSET BACKED SECURITIES (Cost $34,897,092)		$35,173,559

COMMON STOCKS - 2.9%
Consumer discretionary - 0.0%
Vertis Holdings, Inc. (I)	8,371	$0
Financials - 2.8%
American Express Company	6,645	403,750
BankUnited, Inc.	15,724	483,041
Capital One Financial Corp.	21,545	1,368,323
Comerica, Inc.	24,297	999,336
Commerce Bancshares, Inc.	23,579	1,129,434
Cullen/Frost Bankers, Inc.	7,241	461,469
First Financial Bancorp	32,698	635,976
First Republic Bank	10,630	743,994
Glacier Bancorp, Inc.	21,152	562,220

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Investors Bancorp, Inc.	73,647	$816,009
MB Financial, Inc.	15,567	564,771
Oritani Financial Corp.	35,820	572,762
Park National Corp.	7,109	652,464
Prosperity Bancshares, Inc.	19,793	1,009,245
SunTrust Banks, Inc.	42,025	1,726,387
SVB Financial Group (I)	4,564	434,310
Synovus Financial Corp.	37,548	1,088,517
TCF Financial Corp.	63,800	807,070
The PNC Financial Services Group, Inc.	18,510	1,506,529
Union Bankshares Corp.	50,073	1,237,304
		17,202,911
Industrials - 0.1%
HC2 Holdings, Inc. (I)	88,710	381,453
TOTAL COMMON STOCKS (Cost $16,888,886)		$17,584,364

PREFERRED SECURITIES - 6.4%
Consumer staples - 0.4%
Tyson Foods, Inc., 4.750%	31,528	2,329,289
Financials - 4.2%
American Tower Corp., 5.250%	13,535	1,522,688
Colony Capital, Inc., 7.125%	19,975	467,215
Crown Castle International Corp., 4.500%	22,754	2,750,048
First Republic Bank, 5.500%	22,976	602,431
First Tennessee Bank NA, 3.750% (S)	2,315	1,459,029
Huntington Bancshares, Inc., 8.500%	1,455	2,051,550
IBERIABANK Corp. (6.600% to
05/01/2026, then
3 month LIBOR + 4.920%)	11,376	300,326
M&T Bank Corp., Series A, 6.375%	1,540	1,570,800
Regions Financial Corp., 6.375%	49,955	1,336,796
SunTrust Banks, Inc., 4.000%	42,525	1,034,208
The Hartford Financial Services
Group, Inc. (7.875% to 04/15/2022,
then 3 month LIBOR + 5.596%)	50,575	1,593,618
U.S. Bancorp, 3.500%	2,829	2,394,041
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	64,350	1,981,980
Valley National Bancorp (6.250% to
06/30/2025, then
3 month LIBOR + 3.850%)	26,533	760,701
Wells Fargo & Company (5.850% to
09/15/2023, then
3 month LIBOR + 3.090%)	27,605	761,622
Wells Fargo & Company (6.625% to
03/15/2024, then
3 month LIBOR + 3.690%)	73,031	2,173,403
Welltower, Inc., 6.500%	8,000	542,400
Zions Bancorporation, 7.900%	43,550	1,168,447
Zions Bancorporation (6.950% to
09/15/2023, then
3 month LIBOR + 3.890%)	22,575	677,250
		25,148,553
Utilities - 1.8%
Dominion Resources, Inc., 6.375%	64,220	3,329,165
Exelon Corp., 6.500%	56,187	2,772,267
Integrys Holding, Inc. (6.000% to
08/01/2023, then
3 month LIBOR + 3.220%)	18,656	498,205
NextEra Energy, Inc., 6.371%	32,765	2,122,517
SCE Trust I, 5.625%	22,260	590,558

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Utilities (continued)
Spire, Inc., 6.750%	29,900	$1,861,275
		11,173,987
TOTAL PREFERRED SECURITIES (Cost $35,557,100)		$38,651,829

PURCHASED OPTIONS - 0.4%
Call options - 0.1%
Over the Counter Option on the USD vs.
CAD (Expiration Date: 12/08/2017;
Strike Price: $1.25; Counterparty: RBC
Dominion Securities, Inc.) (I)	12,490,000	373,226
Put options - 0.3%
Over the Counter Option on the AUD vs.
USD (Expiration Date: 06/30/2017;
Strike Price: AUD 0.675;
Counterparty: HSBC) (I)	10,015,000	166,167
Over the Counter Option on the EUR vs.
GBP (Expiration Date: 07/18/2016;
Strike Price: EUR 0.65; Counterparty:
Bank of America International) (I)	8,395,000	9
Over the Counter Option on the EUR vs.
GBP (Expiration Date: 07/20/2016;
Strike Price: EUR 0.65; Counterparty:
Bank of America International) (I)	8,405,000	9
Over the Counter Option on the EUR vs.
SEK (Expiration Date: 11/02/2016;
Strike Price: EUR 9.00; Counterparty:
Goldman Sachs & Company) (I)	8,010,000	32,339
Over the Counter Option on the EUR vs.
USD (Expiration Date: 02/06/2017;
Strike Price: EUR 1.03; Counterparty:
Goldman Sachs & Company) (I)	12,750,000	124,118
Over the Counter Option on the EUR vs.
USD (Expiration Date: 06/19/2018;
Strike Price: EUR 0.95; Counterparty:
RBC Dominion Securities, Inc.) (I)	16,200,000	203,061
Over the Counter Option on the EUR vs.
USD (Expiration Date: 11/10/2016;
Strike Price: EUR 0.95; Counterparty:
Deutsche Bank Securities) (I)	17,950,000	19,661
Over the Counter Option on the GBP vs.
USD (Expiration Date: 01/23/2017;
Strike Price: GBP 1.32; Counterparty:
Canadian Imperial Bank) (I)	12,820,000	599,380
Over the Counter Option on the USD vs.
CAD (Expiration Date: 01/18/2018;
Strike Price: $1.28; Counterparty: RBC
Dominion Securities, Inc.) (I)	5,520,000	235,251
Over the Counter Option on the USD vs.
CAD (Expiration Date: 10/10/2017;
Strike Price: $ 1.17; Counterparty:
Canadian Imperial Bank) (I)	25,735,000	254,056
Over the Counter Option on the USD vs.
CAD (Expiration Date: 11/03/2017;
Strike Price: $1.18; Counterparty: RBC
Dominion Securities, Inc.) (I)	21,000,000	265,167
Over the Counter Option on the USD vs.
CAD (Expiration Date: 12/15/2017;
Strike Price: $1.18; Counterparty: RBC
Dominion Securities, Inc.) (I)	16,500,000	241,725

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
PURCHASED OPTIONS (continued)
Put options (continued)
Over the Counter Option on the USD vs.
EUR (Expiration Date: 09/06/2016;
Strike Price: EUR 0.90; Counterparty:
Royal Bank of Scotland) (I)	25,110,000	$223
		2,141,166
TOTAL PURCHASED OPTIONS (Cost $2,819,263)		$2,514,392

SHORT-TERM INVESTMENTS - 0.2%
U.S. Government Agency - 0.1%
Federal Home Loan Bank Discount
Note 0.050%, 07/01/2016 *	$703,000	$703,000
Repurchase agreement - 0.1%
Barclays Tri-Party Repurchase Agreement
dated 06/30/2016 at 0.400% to be
repurchased at $650,007 on 07/01/2016,
collateralized by $650,200
U.S. Treasury Notes, 1.375% due
10/31/2020 (valued at $663,060,
including interest)	$650,000	650,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,353,000)		$1,353,000
Total Investments (Strategic Income Opportunities Trust)
(Cost $593,311,960) - 99.2%		$601,717,602
Other assets and liabilities, net - 0.8%		4,702,460
TOTAL NET ASSETS - 100.0%		$606,420,062

Total Bond Market Trust B

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 69.2%
U.S. Government - 37.7%
U.S. Treasury Bonds
2.500%, 02/15/2046	$17,825,000	$18,577,696
4.250%, 05/15/2039 to 11/15/2040	4,610,000	6,448,540
4.375%, 05/15/2041	1,830,000	2,615,112
4.625%, 02/15/2040	5,000,000	7,353,710
4.750%, 02/15/2041	2,000,000	3,003,282
7.875%, 02/15/2021	3,400,000	4,460,110
8.125%, 08/15/2021	1,400,000	1,895,687
8.750%, 08/15/2020	5,750,000	7,581,019
U.S. Treasury Notes
0.625%, 08/31/2017 to 04/30/2018	9,600,000	9,608,086
0.750%, 12/31/2017	3,700,000	3,710,116
1.250%, 04/30/2019 to 01/31/2020	2,000,000	2,030,586
1.375%, 09/30/2018 to 10/31/2020	31,400,000	31,971,323
1.500%, 12/31/2018 to 03/31/2019	18,200,000	18,590,389
1.625%, 06/30/2019 to 05/15/2026	48,385,000	49,462,587
1.750%, 09/30/2019	7,000,000	7,219,296
1.875%, 08/31/2017	2,000,000	2,030,782
2.000%, 11/15/2021 to 02/15/2022	15,250,000	15,990,384
2.750%, 02/15/2019	7,000,000	7,378,987
3.125%, 05/15/2021	13,100,000	14,415,633
4.250%, 11/15/2017	7,300,000	7,668,708
		222,012,033

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency - 31.5%
Federal Home Loan Bank
0.875%, 05/24/2017	$1,000,000	$1,002,620
5.500%, 07/15/2036	190,000	274,709
Federal Home Loan Mortgage Corp.
2.375%, 01/13/2022	1,500,000	1,588,928
2.500%, 04/01/2031	2,963,708	3,067,177
2.617%, 08/01/2037 (P)	629,121	664,940
3.000%, 10/01/2042	2,962,623	3,080,999
3.164%, 02/01/2037 (P)	304,903	324,767
3.500%, TBA (C)	4,300,000	4,532,756
3.500%, 12/01/2025 to 03/01/2045	6,531,751	6,945,600
4.000%, 02/01/2024 to 12/01/2040	2,108,621	2,272,529
4.500%, 05/01/2024 to 11/01/2041	3,842,420	4,213,210
5.000%, TBA (C)	2,300,000	2,540,422
5.000%, 06/01/2023 to 10/01/2040	969,516	1,086,002
5.500%, 08/23/2017 to 01/01/2039	2,772,054	3,026,040
6.000%, 06/01/2022 to 10/01/2038	624,386	715,538
6.250%, 07/15/2032	450,000	680,520
6.500%, 11/01/2016 to 09/01/2038	191,136	221,089
6.750%, 09/15/2029	1,200,000	1,832,594
7.000%, 04/01/2029 to 10/01/2038	146,393	173,541
7.500%, 09/01/2030 to 03/01/2032	14,796	17,891
8.000%, 02/01/2030	1,854	2,273
Federal National Mortgage Association
2.138%, 07/01/2034 (P)	317,299	326,649
2.208%, 01/01/2035 (P)	618,105	640,244
2.500%, TBA (C)	4,000,000	4,138,398
2.500%, 05/01/2028	1,821,599	1,890,746
2.595%, 09/01/2037 (P)	270,349	283,866
2.625%, 09/06/2024	1,000,000	1,076,372
2.708%, 10/01/2037 (P)	98,913	104,931
2.748%, 05/01/2036 (P)	142,565	150,827
2.936%, 04/01/2037 (P)	851,595	901,706
3.000%, TBA (C)	11,400,000	11,826,558
3.000%, 01/01/2027 to 04/01/2043	14,434,777	15,096,830
3.200%, 04/01/2036 (P)	106,150	113,066
3.500%, TBA (C)	3,000,000	3,164,498
3.500%, 12/01/2025 to 08/01/2045	24,631,148	26,182,153
4.000%, 08/01/2020 to 12/01/2042	9,575,125	10,324,353
4.500%, 06/01/2018 to 06/01/2041	5,289,971	5,783,120
5.000%, 12/01/2018 to 07/01/2039	2,760,668	3,073,165
5.500%, 08/01/2017 to 11/01/2038	1,832,152	2,062,296
6.000%, 01/01/2021 to 08/01/2038	1,273,788	1,452,333
6.500%, 07/01/2016 to 12/01/2037	315,363	366,651
7.000%, 02/01/2031 to 10/01/2038	124,435	147,368
7.125%, 01/15/2030	209,000	328,102
7.250%, 05/15/2030	1,450,000	2,311,252
7.500%, 09/01/2030 to 08/01/2031	29,463	35,606
8.000%, 08/01/2030 to 09/01/2031	8,611	10,516
8.500%, 09/01/2030	1,254	1,558
Government National Mortgage Association
3.000%, TBA (C)	10,000,000	10,407,458
3.000%, 08/15/2043	2,605,635	2,724,434
3.500%, TBA (C)	5,600,000	5,936,138
3.500%, 04/15/2042 to 07/20/2045	16,782,893	17,892,334
4.000%, 11/15/2026 to 08/20/2045	8,039,069	8,650,809
4.500%, 05/15/2019 to 10/20/2040	2,785,204	3,055,648
5.000%, 05/15/2018 to 07/20/2040	2,407,906	2,694,238
5.500%, 08/15/2023 to 09/20/2039	903,869	1,022,263
6.000%, 04/15/2017 to 10/15/2038	573,067	660,082
6.500%, 05/15/2028 to 12/15/2038	297,806	348,222
7.000%, 08/15/2029 to 05/15/2032	53,330	63,919

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
7.500%, 08/15/2029 to 01/15/2031	$15,942	$19,295
8.000%, 04/15/2031	8,451	10,532
8.500%, 09/15/2030	5,660	7,115
9.000%, 01/15/2031	1,399	1,763
Tennessee Valley Authority
3.875%, 02/15/2021	700,000	785,353
The Financing Corp. 8.600%, 09/26/2019	675,000	836,604
		185,173,516
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $387,454,301)		$407,185,549

FOREIGN GOVERNMENT
OBLIGATIONS - 2.6%
Brazil - 0.3%
Federative Republic of Brazil
4.250%, 01/07/2025	1,612,000	1,583,790
5.875%, 01/15/2019	105,000	114,923
		1,698,713
Canada - 0.6%
Government of Canada
0.875%, 02/14/2017	250,000	250,400
Province of British Columbia
6.500%, 01/15/2026	490,000	670,404
Province of Manitoba
9.625%, 12/01/2018	300,000	356,013
Province of New Brunswick
5.200%, 02/21/2017	380,000	390,545
Province of Nova Scotia
5.125%, 01/26/2017	455,000	466,066
Province of Ontario
1.100%, 10/25/2017	1,000,000	1,003,477
Province of Quebec
7.125%, 02/09/2024	150,000	199,102
7.500%, 07/15/2023	410,000	552,789
		3,888,796
Chile - 0.1%
Republic of Chile
3.875%, 08/05/2020	510,000	552,075
Colombia - 0.1%
Republic of Colombia
4.375%, 07/12/2021	550,000	591,250
Israel - 0.2%
Government of Israel
5.125%, 03/26/2019	530,000	583,212
5.500%, 09/18/2023	455,000	575,390
		1,158,602
Italy - 0.1%
Republic of Italy
6.875%, 09/27/2023	300,000	376,200
Japan - 0.2%
Japan Bank for International Cooperation
2.250%, 07/13/2016	1,250,000	1,250,350
Mexico - 0.3%
Government of Mexico
5.950%, 03/19/2019	415,000	463,970

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico (continued)
Government of Mexico (continued)
6.050%, 01/11/2040	$930,000	$1,171,800
		1,635,770
Panama - 0.1%
Republic of Panama
6.700%, 01/26/2036	370,000	493,025
Peru - 0.1%
Republic of Peru
6.550%, 03/14/2037	250,000	336,875
7.125%, 03/30/2019	120,000	138,000
		474,875
Philippines - 0.2%
Republic of Philippines
4.000%, 01/15/2021	1,000,000	1,093,953
Poland - 0.0%
Republic of Poland
6.375%, 07/15/2019	110,000	124,630
South Africa - 0.1%
Republic of South Africa
5.500%, 03/09/2020	740,000	799,200
Turkey - 0.2%
Republic of Turkey
6.000%, 01/14/2041	400,000	447,394
6.250%, 09/26/2022	400,000	452,324
7.500%, 07/14/2017	400,000	423,544
		1,323,262
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $14,794,383)		$15,460,701

CORPORATE BONDS - 26.5%
Consumer discretionary - 2.5%
21st Century Fox America, Inc.
6.650%, 11/15/2037	440,000	577,327
American Honda Finance Corp.
1.097%, 09/20/2017 (P)	470,000	470,848
2.150%, 03/13/2020	250,000	256,586
2.450%, 09/24/2020	470,000	488,181
Brinker International, Inc.
3.875%, 05/15/2023	250,000	253,704
CBS Corp.
4.300%, 02/15/2021	150,000	163,151
Comcast Corp.
5.700%, 07/01/2019	310,000	350,484
6.500%, 11/15/2035	255,000	354,673
Cox Communications, Inc.
9.375%, 01/15/2019 (S)	125,000	145,621
Discovery Communications LLC
5.625%, 08/15/2019	250,000	275,543
Ford Motor Credit Company LLC
5.000%, 05/15/2018	1,040,000	1,101,915
General Motors Financial Company, Inc.
5.250%, 03/01/2026	650,000	706,941
Grupo Televisa SAB
6.625%, 01/15/2040	220,000	253,317
Hyatt Hotels Corp.
3.375%, 07/15/2023	250,000	253,018
Johnson Controls, Inc.
5.700%, 03/01/2041	150,000	172,575

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Lowe’s Companies, Inc.
3.375%, 09/15/2025	$460,000	$503,277
5.800%, 10/15/2036	140,000	181,218
6.100%, 09/15/2017	180,000	191,155
McDonald’s Corp.
3.625%, 05/20/2021	250,000	270,365
5.000%, 02/01/2019	228,000	248,309
NBCUniversal Media LLC
5.150%, 04/30/2020	230,000	260,717
Newell Brands, Inc.
2.150%, 10/15/2018	250,000	252,646
3.900%, 11/01/2025	250,000	261,993
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	300,000	334,629
TCI Communications, Inc.
7.125%, 02/15/2028	110,000	152,985
The Home Depot, Inc.
2.625%, 06/01/2022	400,000	418,670
3.350%, 09/15/2025	752,000	819,935
4.250%, 04/01/2046	390,000	445,759
5.875%, 12/16/2036	280,000	382,524
The Walt Disney Company
1.500%, 09/17/2018	500,000	507,625
3.150%, 09/17/2025	500,000	553,081
5.625%, 09/15/2016	340,000	343,233
Thomson Reuters Corp.
4.500%, 05/23/2043	250,000	247,965
Time Warner Cable, Inc.
4.125%, 02/15/2021	60,000	63,524
Time Warner Companies, Inc.
7.250%, 10/15/2017	100,000	107,474
7.570%, 02/01/2024	240,000	304,907
Time Warner Entertainment Company LP
8.375%, 07/15/2033	525,000	704,059
Time Warner, Inc.
4.850%, 07/15/2045	500,000	544,005
7.625%, 04/15/2031	285,000	391,159
Toyota Motor Credit Corp.
3.400%, 09/15/2021	320,000	348,348
Viacom, Inc.
4.500%, 03/01/2021	120,000	130,563
		14,794,009
Consumer staples - 1.8%
Altria Group, Inc.
9.250%, 08/06/2019	105,000	129,447
9.950%, 11/10/2038	17,000	30,598
Anheuser-Busch InBev Finance, Inc.
3.650%, 02/01/2026	800,000	856,250
4.900%, 02/01/2046	500,000	585,684
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	460,000	538,544
7.750%, 01/15/2019	335,000	387,563
Bottling Group LLC
5.125%, 01/15/2019	105,000	115,231
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	160,000	187,084
Campbell Soup Company
4.500%, 02/15/2019	300,000	325,132
ConAgra Foods, Inc.
5.819%, 06/15/2017	38,000	39,538
7.000%, 04/15/2019	24,000	27,127
9.750%, 03/01/2021	175,000	222,577

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
CVS Health Corp.
3.875%, 07/20/2025	$650,000	$715,326
4.125%, 05/15/2021	60,000	65,855
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	84,357	110,382
Diageo Capital PLC
4.828%, 07/15/2020	95,000	106,876
Edgewell Personal Care Company
4.700%, 05/19/2021	250,000	258,968
General Mills, Inc.
5.650%, 02/15/2019	315,000	350,123
Kellogg Company
4.150%, 11/15/2019	30,000	32,504
Kimberly-Clark Corp.
7.500%, 11/01/2018	250,000	285,919
Kraft Heinz Foods Company
3.950%, 07/15/2025 (S)	600,000	652,676
6.125%, 08/23/2018	66,000	72,380
6.875%, 01/26/2039	40,000	54,618
PepsiCo, Inc.
4.000%, 03/05/2042	270,000	290,224
5.500%, 01/15/2040	280,000	360,139
Philip Morris International, Inc.
3.600%, 11/15/2023	250,000	274,300
4.125%, 05/17/2021	320,000	356,588
Reynolds American, Inc.
3.250%, 11/01/2022	270,000	282,975
Safeway, Inc.
6.350%, 08/15/2017	27,000	27,473
SC Johnson & Son, Inc.
4.000%, 05/15/2043 (S)	250,000	257,705
The Clorox Company
5.950%, 10/15/2017	295,000	313,600
The Coca-Cola Company
3.150%, 11/15/2020	560,000	602,250
The Kroger Company
6.400%, 08/15/2017	370,000	391,407
The Procter & Gamble Company
5.500%, 02/01/2034	50,000	66,968
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	100,000	108,160
6.200%, 04/15/2038	125,000	177,006
7.550%, 02/15/2030	410,000	625,845
Walgreen Company
5.250%, 01/15/2019	84,000	91,036
		10,376,078
Energy - 2.7%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	280,000	319,997
Apache Corp.
3.625%, 02/01/2021	250,000	261,324
BP Capital Markets PLC
1.375%, 11/06/2017	500,000	501,753
2.750%, 05/10/2023	250,000	252,618
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	290,000	315,615
Cenovus Energy, Inc.
5.700%, 10/15/2019	40,000	42,308
Chevron Corp.
1.961%, 03/03/2020	850,000	860,945
4.950%, 03/03/2019	90,000	98,606
ConocoPhillips
5.750%, 02/01/2019	100,000	110,016

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
DCP Midstream LLC
9.750%, 03/15/2019 (S)	$95,000	$104,025
Devon Energy Corp.
5.000%, 06/15/2045	485,000	452,728
Devon Financing Company LLC
7.875%, 09/30/2031	170,000	197,903
Enbridge Energy Partners LP
9.875%, 03/01/2019	125,000	143,329
Encana Corp.
6.500%, 08/15/2034	270,000	270,659
Energy Transfer Partners LP
6.125%, 12/15/2045	350,000	363,135
6.500%, 02/01/2042	50,000	52,531
6.700%, 07/01/2018	250,000	266,008
Ensco PLC
4.700%, 03/15/2021	360,000	299,131
Enterprise Products Operating LLC
4.850%, 08/15/2042	280,000	298,190
6.875%, 03/01/2033	130,000	157,394
EOG Resources, Inc.
4.100%, 02/01/2021	300,000	326,157
Exxon Mobil Corp.
2.397%, 03/06/2022	750,000	769,292
Halliburton Company
6.150%, 09/15/2019	360,000	408,990
Hess Corp.
8.125%, 02/15/2019	280,000	312,035
Kinder Morgan Energy Partners LP
6.375%, 03/01/2041	60,000	62,593
6.500%, 09/01/2039	180,000	188,354
9.000%, 02/01/2019	60,000	68,326
Kinder Morgan, Inc.
5.550%, 06/01/2045	375,000	381,116
Magellan Midstream Partners LP
6.550%, 07/15/2019	180,000	203,262
Marathon Oil Corp.
3.850%, 06/01/2025	500,000	459,581
Nabors Industries, Inc.
9.250%, 01/15/2019	105,000	111,935
Nexen Energy ULC
6.200%, 07/30/2019	120,000	133,056
Noble Holding International, Ltd.
6.050%, 03/01/2041	50,000	30,000
Occidental Petroleum Corp.
4.100%, 02/01/2021	300,000	328,421
ONEOK Partners LP
6.650%, 10/01/2036	268,000	280,632
Petro-Canada
5.950%, 05/15/2035	235,000	277,031
6.050%, 05/15/2018	125,000	134,434
Petrobras Global Finance BV
4.375%, 05/20/2023	365,000	296,453
5.375%, 01/27/2021	400,000	369,000
6.750%, 01/27/2041	80,000	64,200
8.375%, 12/10/2018	90,000	99,788
Petroleos Mexicanos
4.875%, 01/18/2024	500,000	507,125
5.500%, 01/21/2021	320,000	339,165
6.625%, 06/15/2035	230,000	237,130
Plains All American Pipeline LP
8.750%, 05/01/2019	60,000	68,587
Repsol Oil & Gas Canada, Inc.
3.750%, 02/01/2021	60,000	58,065

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Repsol Oil & Gas Canada, Inc. (continued)
7.750%, 06/01/2019	$150,000	$164,663
Shell International Finance BV
0.900%, 11/15/2016	500,000	500,483
6.375%, 12/15/2038	90,000	122,331
Southern Natural Gas Company LLC
4.400%, 06/15/2021	250,000	259,220
Statoil ASA
1.800%, 11/23/2016	580,000	582,231
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	170,000	167,701
The Williams Companies, Inc.
7.875%, 09/01/2021	190,000	204,250
Tosco Corp.
8.125%, 02/15/2030	383,000	507,771
Total Capital SA
4.125%, 01/28/2021	40,000	44,140
4.250%, 12/15/2021	60,000	67,410
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	405,000	465,927
Valero Energy Corp.
6.125%, 06/15/2017	345,000	358,493
7.500%, 04/15/2032	270,000	321,568
Williams Partners LP
5.250%, 03/15/2020	400,000	411,559
		16,060,690
Financials - 8.5%
AEGON Funding Company LLC
5.750%, 12/15/2020	165,000	191,251
Allied World Assurance Company
Holdings, Ltd.
7.500%, 08/01/2016	325,000	326,482
American Express Company
2.650%, 12/02/2022	345,000	349,559
American Express Credit Corp.
2.800%, 09/19/2016	400,000	401,699
American International Group, Inc.
6.250%, 05/01/2036	430,000	511,692
American Tower Corp.
4.500%, 01/15/2018	310,000	323,417
Asian Development Bank
5.593%, 07/16/2018	590,000	645,546
Bank of America Corp.
2.000%, 01/11/2018	500,000	503,436
2.625%, 10/19/2020	400,000	406,414
3.875%, 08/01/2025	400,000	425,739
5.000%, 05/13/2021	820,000	918,380
5.650%, 05/01/2018	500,000	535,824
5.875%, 01/05/2021	350,000	401,548
6.500%, 08/01/2016	80,000	80,307
6.875%, 04/25/2018 to 11/15/2018	397,000	435,979
7.750%, 05/14/2038	480,000	676,239
Barclays PLC
4.375%, 01/12/2026	500,000	504,850
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	60,000	66,738
5.400%, 05/15/2018	105,000	113,600
Boston Properties LP
4.125%, 05/15/2021	300,000	327,088
Capital One Bank USA NA
3.375%, 02/15/2023	360,000	368,372
Capital One Financial Corp.
3.200%, 02/05/2025	2,000,000	2,019,616

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc.
2.400%, 02/18/2020	$1,500,000	$1,515,482
5.500%, 09/13/2025	400,000	448,585
CNA Financial Corp.
7.350%, 11/15/2019	280,000	323,333
Cooperatieve Rabobank UA
4.500%, 01/11/2021	500,000	555,589
Credit Suisse AG
3.000%, 10/29/2021	750,000	768,314
Credit Suisse Group Funding Guernsey, Ltd.
3.450%, 04/16/2021 (S)	575,000	580,053
3.750%, 03/26/2025	250,000	244,803
Discover Financial Services
5.200%, 04/27/2022	120,000	131,652
Essex Portfolio LP
5.200%, 03/15/2021	60,000	67,198
European Bank for Reconstruction &
Development
1.000%, 09/17/2018	500,000	501,271
European Investment Bank
1.750%, 06/17/2019	1,750,000	1,787,118
2.875%, 09/15/2020	700,000	746,865
4.875%, 01/17/2017	200,000	204,457
Fifth Third Bancorp
5.450%, 01/15/2017	300,000	306,785
GE Capital International Funding Company
Unlimited Company
4.418%, 11/15/2035 (S)	822,000	922,101
HCP, Inc.
3.875%, 08/15/2024	400,000	402,391
HSBC Holdings PLC
2.950%, 05/25/2021	575,000	581,020
6.500%, 09/15/2037	660,000	797,363
HSBC USA, Inc.
2.350%, 03/05/2020	1,000,000	999,754
Inter-American Development Bank
1.875%, 03/15/2021	1,100,000	1,130,393
7.000%, 06/15/2025	325,000	454,146
International Bank for Reconstruction
& Development
1.000%, 09/15/2016	500,000	500,640
2.125%, 11/01/2020	1,300,000	1,353,919
8.625%, 10/15/2016	100,000	102,020
International Finance Corp.
0.875%, 06/15/2018	600,000	600,678
Jefferies Group LLC
5.125%, 04/13/2018	330,000	345,164
JPMorgan Chase & Co.
3.375%, 05/01/2023	500,000	509,837
3.875%, 02/01/2024	1,300,000	1,405,006
4.350%, 08/15/2021	710,000	781,182
6.400%, 05/15/2038	125,000	171,289
KeyCorp
5.100%, 03/24/2021	250,000	281,260
KFW
1.000%, 06/11/2018	500,000	501,550
1.875%, 04/01/2019	1,000,000	1,026,877
4.375%, 03/15/2018	360,000	381,560
Kimco Realty Corp.
6.875%, 10/01/2019	60,000	69,190
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	75,000	76,905

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Lincoln National Corp.
7.000%, 06/15/2040	$150,000	$193,275
MetLife, Inc.
6.817%, 08/15/2018	190,000	212,126
Moody’s Corp.
5.500%, 09/01/2020	60,000	68,340
Morgan Stanley
2.650%, 01/27/2020	300,000	304,972
2.800%, 06/16/2020	485,000	496,678
4.100%, 05/22/2023	750,000	779,825
5.950%, 12/28/2017	435,000	462,579
6.625%, 04/01/2018	503,000	545,330
7.300%, 05/13/2019	110,000	126,386
National Rural Utilities Cooperative
Finance Corp.
10.375%, 11/01/2018	180,000	217,494
Northern Trust Corp.
3.450%, 11/04/2020	300,000	322,877
PartnerRe Finance A LLC
6.875%, 06/01/2018	250,000	270,763
PartnerRe Finance B LLC
5.500%, 06/01/2020	60,000	66,745
Plum Creek Timberlands LP
4.700%, 03/15/2021	150,000	163,343
PNC Funding Corp.
5.625%, 02/01/2017	310,000	317,659
6.700%, 06/10/2019	310,000	355,453
Prudential Financial, Inc.
5.375%, 06/21/2020	280,000	315,692
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	50,000	55,361
Royal Bank of Canada
2.200%, 07/27/2018	600,000	611,784
Simon Property Group LP
3.500%, 09/01/2025	441,500	478,197
5.650%, 02/01/2020	330,000	373,038
State Street Corp.
3.100%, 05/15/2023	250,000	258,666
Stifel Financial Corp.
4.250%, 07/18/2024	500,000	513,026
Sumitomo Mitsui Financial Group, Inc.
3.784%, 03/09/2026	550,000	599,252
SunTrust Banks, Inc.
6.000%, 09/11/2017	435,000	458,348
The Bank of New York Mellon Corp.
2.450%, 11/27/2020	450,000	463,034
The Bank of Nova Scotia
2.350%, 10/21/2020	400,000	409,042
The Bear Stearns Companies LLC
7.250%, 02/01/2018	710,000	773,967
The Chubb Corp.
5.750%, 05/15/2018	275,000	298,325
The Goldman Sachs Group, Inc.
2.625%, 04/25/2021	600,000	608,542
3.625%, 01/22/2023	500,000	524,667
3.750%, 02/25/2026	500,000	524,614
6.125%, 02/15/2033	375,000	467,812
6.150%, 04/01/2018	735,000	792,293
7.500%, 02/15/2019	240,000	274,266
The Hartford Financial Services Group, Inc.
5.950%, 10/15/2036	170,000	208,670
The Travelers Companies, Inc.
5.900%, 06/02/2019	310,000	349,854

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Travelers Property Casualty Corp.
7.750%, 04/15/2026	$50,000	$68,875
Ventas Realty LP
4.750%, 06/01/2021	60,000	66,755
Wells Fargo & Company
3.450%, 02/13/2023	750,000	776,337
5.375%, 02/07/2035	1,500,000	1,828,644
5.625%, 12/11/2017	185,000	196,673
Welltower, Inc.
4.950%, 01/15/2021	320,000	354,493
XLIT, Ltd.
5.750%, 10/01/2021	310,000	354,586
		50,018,184
Health care - 2.6%
Abbott Laboratories
2.950%, 03/15/2025	300,000	305,749
AbbVie, Inc.
2.900%, 11/06/2022	500,000	509,879
3.200%, 05/14/2026	716,000	723,947
4.400%, 11/06/2042	260,000	265,108
Actavis Funding SCS
3.800%, 03/15/2025	861,000	895,871
4.750%, 03/15/2045	960,000	1,005,284
Aetna, Inc.
3.950%, 09/01/2020	290,000	311,286
Agilent Technologies, Inc.
3.875%, 07/15/2023	250,000	264,742
Amgen, Inc.
4.400%, 05/01/2045	260,000	271,353
4.663%, 06/15/2051 (S)	159,000	165,909
5.700%, 02/01/2019	450,000	498,582
Anthem, Inc.
4.650%, 08/15/2044	150,000	159,851
6.375%, 06/15/2037	345,000	436,107
AstraZeneca PLC
5.900%, 09/15/2017	340,000	359,265
Becton, Dickinson and Company
3.250%, 11/12/2020	300,000	315,370
Celgene Corp.
3.875%, 08/15/2025	600,000	640,304
Cigna Corp.
4.000%, 02/15/2022	280,000	302,289
Covidien International Finance SA
6.000%, 10/15/2017	360,000	382,735
Express Scripts Holding Company
6.125%, 11/15/2041	330,000	393,627
Gilead Sciences, Inc.
3.650%, 03/01/2026	600,000	652,811
4.500%, 04/01/2021	330,000	369,942
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/2038	210,000	300,692
Johnson & Johnson
5.850%, 07/15/2038	285,000	414,603
Laboratory Corp. of America Holdings
4.625%, 11/15/2020	280,000	305,383
Life Technologies Corp.
5.000%, 01/15/2021	310,000	342,145
McKesson Corp.
4.750%, 03/01/2021	150,000	165,522
Medtronic, Inc.
5.600%, 03/15/2019	165,000	183,093
Merck & Company, Inc.
2.750%, 02/10/2025	850,000	889,197

The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Mylan, Inc.
2.600%, 06/24/2018	$250,000	$253,175
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	80,000	88,301
Pfizer, Inc.
2.750%, 06/03/2026	713,000	735,656
4.400%, 05/15/2044	264,000	299,837
Pharmacia Corp.
6.500%, 12/01/2018	335,000	377,196
Quest Diagnostics, Inc.
4.700%, 03/30/2045	500,000	523,703
Thermo Fisher Scientific, Inc.
4.150%, 02/01/2024	350,000	382,143
UnitedHealth Group, Inc.
4.375%, 03/15/2042	50,000	55,539
5.800%, 03/15/2036	300,000	393,609
Zimmer Biomet Holdings, Inc.
4.450%, 08/15/2045	375,000	381,862
		15,321,667
Industrials - 2.1%
3M Company
3.000%, 08/07/2025	330,000	359,899
Burlington Northern Santa Fe LLC
4.400%, 03/15/2042	50,000	55,560
4.700%, 10/01/2019	250,000	276,432
Canadian Pacific Railway Company
4.450%, 03/15/2023	300,000	331,131
Caterpillar Financial Services Corp.
1.700%, 06/16/2018	485,000	491,180
Caterpillar, Inc.
3.400%, 05/15/2024	500,000	537,582
7.900%, 12/15/2018	95,000	109,967
CSX Corp.
3.350%, 11/01/2025	420,000	446,575
3.700%, 10/30/2020	270,000	290,039
7.375%, 02/01/2019	105,000	120,526
Emerson Electric Company
2.625%, 12/01/2021	250,000	263,566
4.875%, 10/15/2019	250,000	278,784
FedEx Corp.
3.875%, 08/01/2042	420,000	412,532
8.000%, 01/15/2019	50,000	58,104
Fluor Corp.
3.375%, 09/15/2021	320,000	340,319
General Electric Company
4.500%, 03/11/2044	500,000	580,534
6.750%, 03/15/2032	66,000	92,670
6.875%, 01/10/2039	168,000	253,734
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	340,000	377,914
John Deere Capital Corp.
1.700%, 01/15/2020	550,000	554,288
Koninklijke Philips NV
6.875%, 03/11/2038	250,000	325,342
L-3 Communications Corp.
4.750%, 07/15/2020	150,000	161,914
Norfolk Southern Corp.
4.837%, 10/01/2041	240,000	274,055
Northrop Grumman Corp.
3.500%, 03/15/2021	150,000	161,075
Pitney Bowes, Inc.
6.250%, 03/15/2019	180,000	198,508

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Precision Castparts Corp.
3.250%, 06/15/2025	$500,000	$533,414
Ryder System, Inc.
2.450%, 11/15/2018	250,000	254,056
Snap-on, Inc.
6.125%, 09/01/2021	310,000	376,521
The Boeing Company
1.650%, 10/30/2020	438,000	443,355
2.600%, 10/30/2025	438,000	456,321
8.750%, 09/15/2031	90,000	140,601
Tyco Electronics Group SA
6.550%, 10/01/2017	500,000	531,535
Union Pacific Corp.
3.250%, 08/15/2025	500,000	545,566
4.000%, 02/01/2021	280,000	308,444
4.050%, 11/15/2045	500,000	541,893
4.821%, 02/01/2044	285,000	344,556
United Technologies Corp.
5.375%, 12/15/2017	100,000	106,444
6.125%, 02/01/2019 to 07/15/2038	470,000	583,823
		12,518,759
Information technology - 2.2%
Alphabet, Inc.
3.625%, 05/19/2021	320,000	352,916
Apple, Inc.
2.400%, 05/03/2023	800,000	814,602
3.250%, 02/23/2026	500,000	531,279
Applied Materials, Inc.
2.625%, 10/01/2020	470,000	488,738
3.900%, 10/01/2025	470,000	522,677
5.100%, 10/01/2035	470,000	534,793
Automatic Data Processing, Inc.
3.375%, 09/15/2025	752,000	822,013
Baidu, Inc.
3.000%, 06/30/2020	250,000	255,202
4.125%, 06/30/2025	250,000	262,038
Cisco Systems, Inc.
3.150%, 03/14/2017	360,000	365,658
5.900%, 02/15/2039	80,000	108,662
eBay, Inc.
3.250%, 10/15/2020	250,000	261,362
Fiserv, Inc.
2.700%, 06/01/2020	250,000	258,843
HP, Inc.
3.750%, 12/01/2020	49,000	51,764
IBM Corp.
3.450%, 02/19/2026	500,000	544,085
4.000%, 06/20/2042	210,000	223,438
5.600%, 11/30/2039	21,000	26,639
Intel Corp.
2.700%, 12/15/2022	690,000	721,979
Leidos Holdings, Inc.
4.450%, 12/01/2020	300,000	300,000
Microsoft Corp.
2.000%, 11/03/2020	438,000	449,222
3.125%, 11/03/2025	438,000	468,953
3.750%, 05/01/2043	500,000	506,236
4.450%, 11/03/2045	438,000	492,626
Oracle Corp.
2.950%, 05/15/2025	550,000	571,886
4.125%, 05/15/2045	500,000	515,767
5.750%, 04/15/2018	435,000	470,909

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
QUALCOMM, Inc.
3.450%, 05/20/2025	$500,000	$531,649
The Western Union Company
3.650%, 08/22/2018	100,000	103,918
Visa, Inc.
2.200%, 12/14/2020	463,000	477,048
3.150%, 12/14/2025	463,000	495,250
4.300%, 12/14/2045	463,000	534,315
Xerox Corp.
6.750%, 12/15/2039	60,000	57,588
		13,122,055
Materials - 1.0%
Agrium, Inc.
6.750%, 01/15/2019	350,000	389,405
Barrick North America Finance LLC
4.400%, 05/30/2021	250,000	269,206
BHP Billiton Finance USA, Ltd.
6.500%, 04/01/2019	300,000	339,578
CRH America, Inc.
8.125%, 07/15/2018	220,000	247,007
E.I. du Pont de Nemours & Company
3.625%, 01/15/2021	180,000	193,084
Freeport-McMoRan, Inc.
3.875%, 03/15/2023	500,000	437,500
Glencore Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	105,000	106,260
Monsanto Company
2.850%, 04/15/2025	300,000	297,575
Newmont Mining Corp.
4.875%, 03/15/2042	270,000	267,141
Potash Corp. of Saskatchewan, Inc.
5.625%, 12/01/2040	150,000	176,753
PPG Industries, Inc.
3.600%, 11/15/2020	300,000	315,473
Praxair, Inc.
2.450%, 02/15/2022	240,000	249,438
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	100,000	114,387
Rio Tinto Finance USA PLC
4.750%, 03/22/2042	270,000	286,313
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	485,000	509,580
5.200%, 11/02/2040	250,000	280,050
Teck Resources, Ltd.
4.500%, 01/15/2021	70,000	60,900
6.250%, 07/15/2041	270,000	191,700
The Dow Chemical Company
4.375%, 11/15/2042	590,000	602,868
9.400%, 05/15/2039	130,000	204,786
Vale Overseas, Ltd.
6.875%, 11/10/2039	350,000	318,605
		5,857,609
Telecommunication services - 1.3%
America Movil SAB de CV
3.125%, 07/16/2022	500,000	513,077
5.000%, 03/30/2020	61,000	67,595
AT&T, Inc.
3.000%, 02/15/2022	500,000	509,969
4.125%, 02/17/2026	575,000	617,689
4.300%, 12/15/2042	20,000	19,168
4.750%, 05/15/2046	900,000	922,451
5.150%, 03/15/2042	50,000	53,823

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
AT&T, Inc. (continued)
6.375%, 03/01/2041	$360,000	$438,360
British Telecommunications PLC
9.375%, 12/15/2030	190,000	291,858
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	146,000	219,989
Telefonica Emisiones SAU
7.045%, 06/20/2036	230,000	295,467
Telefonica Europe BV
8.250%, 09/15/2030	350,000	499,361
Verizon Communications, Inc.
2.625%, 02/21/2020	880,000	910,221
4.272%, 01/15/2036	458,000	468,189
4.522%, 09/15/2048	260,000	268,563
4.600%, 04/01/2021	650,000	728,783
Vodafone Group PLC
4.375%, 03/16/2021	110,000	120,571
5.450%, 06/10/2019	320,000	353,450
		7,298,584
Utilities - 1.8%
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	500,000	561,670
6.125%, 04/01/2036	447,000	591,999
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	246,000	266,960
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	295,000	336,593
Constellation Energy Group, Inc.
5.150%, 12/01/2020	310,000	345,039
Dominion Resources, Inc.
5.200%, 08/15/2019	110,000	121,842
Duke Energy Carolinas LLC
6.000%, 01/15/2038	200,000	268,074
7.000%, 11/15/2018	290,000	329,024
Duke Energy Corp.
3.750%, 04/15/2024	500,000	537,119
4.800%, 12/15/2045	500,000	579,306
Entergy Corp.
5.125%, 09/15/2020	310,000	339,717
Entergy Texas, Inc.
7.125%, 02/01/2019	50,000	56,635
Exelon Corp.
3.400%, 04/15/2026	300,000	313,700
Exelon Generation Company LLC
6.250%, 10/01/2039	160,000	175,848
Florida Power & Light Company
5.650%, 02/01/2037	290,000	384,456
Georgia Power Company
5.950%, 02/01/2039	335,000	437,491
Hydro-Quebec
8.400%, 01/15/2022	250,000	330,213
Indiana Michigan Power Company
6.050%, 03/15/2037	187,000	231,754
NiSource Finance Corp.
6.800%, 01/15/2019	380,000	427,313
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	188,000	274,286
Pacific Gas & Electric Company
3.500%, 10/01/2020	60,000	64,487
6.050%, 03/01/2034	260,000	346,588
PacifiCorp
6.000%, 01/15/2039	335,000	453,146

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Pennsylvania Electric Company
5.200%, 04/01/2020	$300,000	$317,298
PPL Capital Funding, Inc.
3.400%, 06/01/2023	250,000	260,912
PPL WEM Holdings, Ltd.
5.375%, 05/01/2021 (S)	60,000	66,816
Progress Energy, Inc.
4.400%, 01/15/2021	305,000	333,698
7.050%, 03/15/2019	50,000	57,070
Public Service Electric & Gas Company
3.000%, 05/15/2025	250,000	267,258
San Diego Gas & Electric Company
6.125%, 09/15/2037	202,000	280,148
Southern California Edison Company
5.350%, 07/15/2035	130,000	161,472
Southwestern Public Service Company
8.750%, 12/01/2018	255,000	298,060
The Southern Company
3.250%, 07/01/2026	572,000	594,644
Virginia Electric & Power Company
3.450%, 09/01/2022	50,000	53,761
8.875%, 11/15/2038	190,000	318,501
		10,782,898
TOTAL CORPORATE BONDS (Cost $146,592,289)		$156,150,533

MUNICIPAL BONDS - 0.8%
Bay Area Toll Authority (California)
6.907%, 10/01/2050	50,000	78,662
Illinois State Toll Highway Authority
6.184%, 01/01/2034	150,000	201,930
Maryland State Transportation Authority
5.888%, 07/01/2043	60,000	81,374
Metropolitan Washington Airports Authority
Dulles Toll Road (District of Columbia)
7.462%, 10/01/2046	40,000	61,854
New Jersey Turnpike Authority
7.102%, 01/01/2041	90,000	136,859
New York State Dormitory Authority
5.628%, 03/15/2039	340,000	450,959
New York State Urban Development Corp.
5.770%, 03/15/2039	300,000	384,642
North Carolina Turnpike Authority
6.700%, 01/01/2039	60,000	67,190
State of California
7.300%, 10/01/2039	400,000	605,312
7.500%, 04/01/2034	80,000	121,347
State of Illinois, GO
5.100%, 06/01/2033	115,000	110,394
7.350%, 07/01/2035	280,000	313,435
State of Texas
5.517%, 04/01/2039	260,000	362,123
State of Utah
3.539%, 07/01/2025	390,000	434,784
4.554%, 07/01/2024	260,000	302,141
State of Washington
5.481%, 08/01/2039	260,000	350,654
Texas Transportation Commission State
Highway Fund
5.178%, 04/01/2030	310,000	398,310
University of California
5.770%, 05/15/2043	320,000	431,453
TOTAL MUNICIPAL BONDS (Cost $3,854,543)		$4,893,423

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.9%
Commercial and residential - 0.5%
Bear Stearns Commercial Mortgage
Securities Trust, Series 2006-PW11,
Class AM 5.562%, 03/11/2039 (P)	$9,007	$8,832
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2006-CD2,
Class AM 5.506%, 01/15/2046 (P)	2,075	2,073
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3,
2.822%, 10/15/2045	500,000	521,639
Series 2012-CR5, Class A4,
2.771%, 12/10/2045	179,000	186,827
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2006-LDP8,
Class AM 5.440%, 05/15/2045	485,000	485,232
LB Commercial Mortgage Trust,
Series 2007-C3, Class A4
6.118%, 07/15/2044 (P)	154,141	160,024
Merrill Lynch Mortgage Trust,
Series 2008-C1, Class A4
5.690%, 02/12/2051	625,951	652,515
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2013-C7, Class A4
2.918%, 02/15/2046	240,000	251,503
Morgan Stanley Capital I Trust
Series 2007-T27, Class A4,
5.820%, 06/11/2042 (P)	606,560	626,831
Series 2011, Class C10,
5.033%, 09/15/2047 (P)(S)	190,000	213,106
		3,108,582
U.S. Government Agency - 0.4%
Federal Home Loan Mortgage Corp.
Series K005, Class A2, 4.317%, 11/25/2019	700,000	766,159
Series K013, Class A2, 3.974%, 01/25/2021	700,000	770,268
Series K712, Class A2, 1.869%, 11/25/2019	700,000	713,993
		2,250,420
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $5,067,821)		$5,359,002

ASSET BACKED SECURITIES - 0.4%
Ally Auto Receivables Trust, Series 2015-1,
Class A3 1.390%, 09/16/2019	394,000	395,157
BA Credit Card Trust, Series 2007-A1,
Class A1 5.170%, 06/15/2019	500,000	511,594
BMW Vehicle Lease Trust, Series 2014-1,
Class A3 0.730%, 02/21/2017	71,475	71,460
Capital Auto Receivables Asset Trust,
Series 2014-2, Class C 2.410%, 05/20/2019	140,000	141,238
Citibank Credit Card Issuance Trust,
Series 2008-A1, Class A1
5.350%, 02/07/2020	500,000	534,359
Honda Auto Receivables Owner Trust,
Series 2014-3, Class A3
0.880%, 06/15/2018	378,926	378,842
TOTAL ASSET BACKED SECURITIES (Cost $2,097,594)		$2,032,650

SHORT-TERM INVESTMENTS - 6.1%

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds - 6.1%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2499% (Y)	35,899,807	$35,899,807
TOTAL SHORT-TERM INVESTMENTS (Cost $35,899,807)		$35,899,807
Total Investments (Total Bond Market Trust B)
(Cost $595,760,738) - 106.5%		$626,981,665
Other assets and liabilities, net - (6.5%)		(38,340,903)
TOTAL NET ASSETS - 100.0%		$588,640,762

SALE COMMITMENTS OUTSTANDING - (1.4)%
U.S. Government Agency - (1.4)%
Government National Mortgage Association
3.000%, TBA (C)	(5,000,000)	(5,187,890)
3.500%, TBA (C)	(2,800,000)	(2,964,170)
		(8,152,060)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(8,131,531))		$(8,152,060)

Ultra Short Term Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 26.3%
U.S. Government - 22.7%
U.S. Treasury Bond
3.250%, 12/31/2016	$15,000,000	$15,211,410
U.S. Treasury Notes
0.875%, 09/15/2016 to 11/30/2016	26,000,000	26,043,520
3.125%, 10/31/2016	12,000,000	12,109,788
3.250%, 07/31/2016	10,000,000	10,025,190
4.875%, 08/15/2016	10,000,000	10,057,230
		73,447,138
U.S. Government Agency - 3.6%
Federal Home Loan Mortgage Corp.
2.065%, 12/01/2036 (P)	139,029	144,168
2.197%, 06/01/2036 (P)	235,519	245,459
2.390%, 12/01/2035 (P)	194,672	201,324
2.473%, 12/01/2035 (P)	395,753	416,561
2.537%, 08/01/2035 (P)	446,064	472,736
2.605%, 02/01/2036 (P)	329,272	345,685
2.623%, 05/01/2037 (P)	354,237	370,964
2.692%, 11/01/2036 (P)	378,581	399,325
2.846%, 05/01/2034 (P)	408,245	431,816
Federal National Mortgage Association
2.216%, 02/01/2035 (P)	436,631	452,164
2.219%, 10/01/2038 (P)	359,100	371,671
2.328%, 10/01/2035 (P)	662,459	684,906
2.329%, 04/01/2035 (P)	1,767,149	1,838,561
2.515%, 01/01/2036 (P)	284,891	301,123
2.573%, 01/01/2036 (P)	484,222	510,901
2.611%, 02/01/2035 (P)	881,220	930,741
2.633%, 05/01/2036 (P)	1,100,888	1,162,747
2.659%, 07/01/2035 (P)	388,732	411,207
2.675%, 07/01/2035 (P)	761,615	796,912
2.756%, 05/01/2034 (P)	252,701	268,001

Ultra Short Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association
1.875%, 08/20/2032 to 08/20/2035 (P)	$904,261	$933,146
		11,690,118
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $85,595,971)		$85,137,256

CORPORATE BONDS - 51.9%
Consumer discretionary - 6.6%
American Honda Finance Corp.
1.125%, 10/07/2016	1,000,000	1,001,050
Cox Communications, Inc.
5.875%, 12/01/2016 (S)	1,200,000	1,220,588
Daimler Finance North America LLC
1.347%, 08/03/2017 (P)(S)	2,000,000	2,001,368
2.950%, 01/11/2017 (S)	1,000,000	1,009,841
Ford Motor Credit Company LLC
1.181%, 09/08/2017 (P)	1,500,000	1,495,377
1.270%, 03/27/2017 (P)	2,030,000	2,030,761
General Motors Financial Company, Inc.
2.625%, 07/10/2017	2,000,000	2,018,508
Historic TW, Inc.
6.875%, 06/15/2018	3,500,000	3,866,114
Scripps Networks Interactive, Inc.
2.700%, 12/15/2016	1,000,000	1,007,548
The Home Depot, Inc.
1.023%, 09/15/2017 (P)	1,300,000	1,304,937
Toyota Motor Credit Corp.
1.700%, 02/19/2019	3,000,000	3,038,346
Viacom, Inc.
3.500%, 04/01/2017	1,448,000	1,468,595
		21,463,033
Consumer staples - 5.8%
Anheuser-Busch InBev Finance, Inc.
1.900%, 02/01/2019	4,000,000	4,067,824
Bunge, Ltd. Finance Corp.
3.200%, 06/15/2017	3,000,000	3,042,000
ConAgra Foods, Inc. 5.819%, 06/15/2017	1,500,000	1,560,702
Kraft Heinz Foods Company
2.000%, 07/02/2018 (S)	2,500,000	2,534,150
2.250%, 06/05/2017	1,015,000	1,024,381
PepsiCo, Inc. 1.125%, 07/17/2017	1,000,000	1,002,687
Philip Morris International, Inc.
1.250%, 08/11/2017	1,500,000	1,505,778
1.625%, 03/20/2017	1,400,000	1,408,345
Reynolds American, Inc. 2.300%, 08/21/2017	2,500,000	2,530,150
Walgreens Boots Alliance, Inc.
1.750%, 05/30/2018	245,000	246,888
		18,922,905
Energy - 0.7%
Kinder Morgan Energy Partners LP
5.950%, 02/15/2018	2,000,000	2,111,046
Financials - 16.0%
American Express Company
6.150%, 08/28/2017	1,000,000	1,055,318
American Express Credit Corp.
2.375%, 03/24/2017	2,000,000	2,019,542
American Tower Corp.
3.400%, 02/15/2019	1,515,000	1,577,615
AvalonBay Communities, Inc.
5.700%, 03/15/2017	1,780,000	1,833,197

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America NA
1.125%, 11/14/2016	$2,000,000	$2,001,218
5.300%, 03/15/2017	1,775,000	1,822,398
BB&T Corp.
1.600%, 08/15/2017	1,000,000	1,005,418
Capital One Financial Corp.
3.150%, 07/15/2016	2,000,000	2,001,140
6.150%, 09/01/2016	1,000,000	1,007,778
Citigroup, Inc.
1.116%, 08/14/2017 (P)	1,951,000	1,948,868
Credit Suisse AG
1.750%, 01/29/2018	3,000,000	3,002,493
HCP, Inc.
6.000%, 01/30/2017	1,344,000	1,379,197
ING Bank NV
3.750%, 03/07/2017 (S)	2,785,000	2,833,097
JPMorgan Chase & Co.
3.150%, 07/05/2016	750,000	750,000
6.000%, 01/15/2018	3,000,000	3,210,021
Macquarie Bank, Ltd.
1.430%, 03/24/2017 (P)(S)	2,000,000	1,998,002
5.000%, 02/22/2017 (S)	1,320,000	1,350,158
Morgan Stanley
5.450%, 01/09/2017	1,500,000	1,532,084
5.625%, 09/23/2019	2,057,000	2,282,258
National City Bank
1.052%, 06/07/2017 (P)	2,500,000	2,496,183
National Rural Utilities
Cooperative Finance Corp.
0.954%, 11/23/2016 (P)	2,000,000	2,001,584
1.100%, 01/27/2017	645,000	645,474
PNC Funding Corp.
5.625%, 02/01/2017	2,500,000	2,561,765
Santander Holdings USA, Inc.
2.700%, 05/24/2019	690,000	691,713
Santander UK PLC
1.166%, 03/13/2017 (P)	2,000,000	1,999,870
2.500%, 03/14/2019	2,000,000	2,020,580
Wells Fargo & Company
0.921%, 09/08/2017 (P)	2,000,000	1,994,146
Welltower, Inc.
4.700%, 09/15/2017	2,900,000	3,005,740
		52,026,857
Health care - 10.8%
AbbVie, Inc. 1.800%, 05/14/2018	3,600,000	3,625,394
Actavis Funding SCS
1.548%, 09/01/2016 (P)	1,000,000	1,000,999
1.850%, 03/01/2017	3,000,000	3,010,188
Aetna, Inc. 1.500%, 11/15/2017	3,000,000	3,013,731
Amgen, Inc.
2.125%, 05/15/2017	2,000,000	2,016,698
2.500%, 11/15/2016	2,000,000	2,010,064
Express Scripts Holding Company
2.650%, 02/15/2017	2,500,000	2,526,593
GlaxoSmithKline Capital PLC
1.500%, 05/08/2017	1,500,000	1,507,623
5.650%, 05/15/2018	3,000,000	3,255,534
Merck & Company, Inc.
0.755%, 02/10/2017 (P)	1,665,000	1,665,811
Mylan, Inc. 1.350%, 11/29/2016	2,000,000	1,997,800
Pfizer, Inc. 0.776%, 05/15/2017 (P)	2,300,000	2,300,587
UnitedHealth Group, Inc.
1.875%, 11/15/2016	2,000,000	2,007,486

Ultra Short Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
UnitedHealth Group, Inc. (continued)
6.000%, 02/15/2018	$2,000,000	$2,156,666
Zimmer Biomet Holdings, Inc.
1.450%, 04/01/2017	2,909,000	2,910,876
		35,006,050
Industrials - 1.0%
John Deere Capital Corp.
0.873%, 12/15/2017 (P)	1,200,000	1,198,736
Union Pacific Corp.
5.650%, 05/01/2017	1,000,000	1,038,913
Waste Management, Inc.
2.600%, 09/01/2016	1,000,000	1,002,280
		3,239,929
Information technology - 4.6%
Apple, Inc. 1.700%, 02/22/2019	3,000,000	3,053,628
Cisco Systems, Inc.
0.961%, 03/03/2017 (P)	2,000,000	2,002,970
1.100%, 03/03/2017	1,509,000	1,512,742
eBay, Inc. 2.500%, 03/09/2018	285,000	290,201
IBM Corp. 1.800%, 05/17/2019	3,000,000	3,052,647
Visa, Inc. 1.200%, 12/14/2017	1,495,000	1,504,284
Xerox Corp.
2.950%, 03/15/2017	2,000,000	2,017,334
6.750%, 02/01/2017	1,500,000	1,540,263
		14,974,069
Materials - 0.3%
Glencore Finance Canada, Ltd.
3.600%, 01/15/2017 (S)	1,000,000	1,000,500
Telecommunication services - 3.2%
AT&T, Inc.
1.049%, 03/30/2017 (P)	1,500,000	1,500,809
2.400%, 08/15/2016	3,000,000	3,004,740
Telefonica Emisiones SAU
6.221%, 07/03/2017	2,746,000	2,866,992
Verizon Communications, Inc.
1.350%, 06/09/2017	3,000,000	3,007,923
		10,380,464
Utilities - 2.9%
Dominion Resources, Inc. 1.950%, 08/15/2016	2,000,000	2,001,922
Duke Energy Corp. 1.009%, 04/03/2017 (P)	2,500,000	2,498,278
Electricite de France SA
1.094%, 01/20/2017 (P)(S)	2,822,000	2,823,894
1.150%, 01/20/2017 (S)	2,000,000	1,999,998
		9,324,092
TOTAL CORPORATE BONDS (Cost $167,463,000)		$168,448,945

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.5%
U.S. Government Agency - 0.5%
Federal National Mortgage Association,
Series 2013-10, Class FT
0.803%, 04/25/2042 (P)	1,626,485	1,618,559
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $1,630,043)		$1,618,559

ASSET BACKED SECURITIES - 20.2%
Ally Auto Receivables Trust, Series 2012-5,
Class A4 0.850%, 01/16/2018	545,371	545,290

The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
American Express Credit Account
Master Trust, Series 2014-2, Class A
1.260%, 01/15/2020	$3,945,000	$3,961,059
AmeriCredit Automobile Receivables Trust,
Series 2016-2, Class A2A
1.420%, 10/08/2019	3,000,000	3,004,315
BA Credit Card Trust, Series 2014-A2,
Class A 0.712%, 09/16/2019 (P)	3,075,000	3,077,922
Cabela’s Credit Card Master Note Trust,
Series 2012-2A, Class A2
0.922%, 06/15/2020 (P)(S)	1,000,000	998,840
Capital One Multi-Asset Execution Trust
Series 2007-A1, Class A1,
0.492%, 11/15/2019 (P)	3,000,000	2,998,027
Series 2014-A2, Class A2,
1.260%, 01/15/2020	1,500,000	1,504,770
CarMax Auto Owner Trust
Series 2014-1, Class A3,
0.790%, 10/15/2018	1,082,209	1,080,401
Series 2013-1, Class A4,
0.890%, 08/17/2018	1,069,589	1,068,555
Series 2013-3, Class A3,
0.970%, 04/16/2018	608,184	608,374
Chase Issuance Trust
Series 2012-A2, Class A2,
0.712%, 05/15/2019 (P)	1,000,000	1,000,618
Series 2014-A1, Class A1,
1.150%, 01/15/2019	3,000,000	3,006,034
Citibank Credit Card Issuance Trust,
Series 2014-A4, Class A4
1.230%, 04/24/2019	4,496,000	4,509,222
CNH Equipment Trust
Series 2014-C, Class A3,
1.050%, 11/15/2019	3,538,933	3,538,148
Series 2016-B, Class A2A,
1.310%, 10/15/2019	1,800,000	1,803,778
Discover Card Execution Note Trust
Series 2014-A2, Class A2,
0.826%, 08/15/2019 (P)	2,910,000	2,910,263
Series 2014-A3, Class A3,
1.220%, 10/15/2019	1,500,000	1,503,968
Ford Credit Auto Owner Trust
Series 2013-D, Class A3,
0.670%, 04/15/2018	748,228	747,813
Series 2014-C, Class A3,
1.060%, 05/15/2019	1,934,269	1,937,266
Series 2015-A, Class A3,
1.280%, 09/15/2019	3,417,000	3,430,744
Honda Auto Receivables Owner Trust
Series 2014-2, Class A3,
0.770%, 03/19/2018	1,101,428	1,100,879
Series 2014-3, Class A3,
0.880%, 06/15/2018	1,261,823	1,261,543
Series 2016-2, Class A2,
1.130%, 09/15/2018	2,000,000	2,004,659
Hyundai Auto Receivables Trust,
Series 2014-A, Class A3
0.790%, 07/16/2018	1,389,046	1,388,444
John Deere Owner Trust, Series 2013-A,
Class A4 0.770%, 07/15/2019	1,246,217	1,245,801
Nissan Auto Lease Trust, Series 2014-A,
Class A3 0.800%, 02/15/2017	182,136	182,129

Ultra Short Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Nissan Auto Receivables Owner Trust
Series 2014-A, Class A3,
0.720%, 08/15/2018	$1,043,648	$1,042,101
Series 2016-A, Class A2A,
1.060%, 02/15/2019	3,700,000	3,706,069
Porsche Financial Auto, Series 2014-1,
Class A3 0.670%, 01/23/2018 (S)	160,202	160,139
Santander Drive Auto Receivables Trust,
Series 2016-2, Class A2A
1.380%, 07/15/2019	3,000,000	3,000,796
Toyota Auto Receivables Owner Trust
Series 2013-A, Class A4,
0.690%, 11/15/2018	1,778,833	1,778,059
Series 2013-B, Class A4,
1.460%, 01/15/2019	3,630,000	3,643,777
Volkswagen Auto Lease Trust, Series 2015-A,
Class A2A 0.870%, 06/20/2017	531,155	530,976
Volkswagen Auto Loan Enhanced Trust,
Series 2013-2, Class A3
0.700%, 04/20/2018	750,027	748,918
Wheels SPV LLC, Series 2014-1A, Class A2
0.840%, 03/20/2023 (S)	371,075	370,378
TOTAL ASSET BACKED SECURITIES (Cost $65,358,997)		$65,400,075

SHORT-TERM INVESTMENTS - 7.9%
U.S. Government Agency - 4.1%
Federal Home Loan Bank Discount
Note 0.016%, 07/05/2016 *	13,299,000	13,299,000
Repurchase agreement - 3.8%
Barclays Tri-Party Repurchase Agreement
dated 06/30/2016 at 0.400% to be
repurchased at $12,301,137 on 07/01/2016,
collateralized by $12,303,800 U.S. Treasury
Notes, 1.375% due 10/31/2020 (valued at
$12,547,159, including interest)	$12,301,000	12,301,000
TOTAL SHORT-TERM INVESTMENTS (Cost $25,600,000)		$25,600,000
Total Investments (Ultra Short Term Bond Trust)
(Cost $345,648,011) - 106.8%		$346,204,835
Other assets and liabilities, net - (6.8%)		(21,955,986)
TOTAL NET ASSETS - 100.0%		$324,248,849

Percentages are based upon net assets.

Footnotes

Key to Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen

The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2016 (unaudited) (showing percentage of total net assets)

KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Key to Security Abbreviations and Legend

ADR	American Depositary Receipts
CMT	Constant Maturity Treasury
GO	General Obligation
IO	Interest-Only Security (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PO	Principal-Only Security (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	To Be Determined
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(H)	Non-income producing — Issuer and/or security is in default.
(I)	Non-income producing security.
(L)	A portion of the security is on loan as of June 30, 2016.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2016.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	97

          601 Congress Street
          Boston MA 02210-2805

JHTBSA-FP0I-6/16

(b)	Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

(c)(1) SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS IS ATTACHED. SEE ATTACHED “JOHN HANCOCK FUNDS - GOVERNANCE COMMITTEE CHARTER”.

(c)(2) CONTACT PERSON AT THE REGISTRANT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK VARIABLE INSURANCE TRUST

/s/ Andrew Arnott
Andrew Arnott
President
Date: August 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President
Date: August 18, 2016

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: August 18, 2016